UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

21650 Oxnard Street, Woodland Hills, CA 91367

(Address of principal executive offices) (Zip code)

John T. Genoy

President

SunAmerica Asset Management, LLC

Harborside 5, 185 Hudson Street, Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

        Date of reporting period: January 31, 2022

Item 1.    Reports to Stockholders

This filing is on behalf of fifty-three of the sixty-one Investment Company Series of SunAmerica Series Trust.

SUNAMERICA SERIES TRUST

ANNUAL REPORT

JANUARY 31, 2022

Dear SunAmerica Series Trust Investor:

We are pleased to present our annual report for the SunAmerica Series Trust, the underlying investment portfolios for the series of variable products issued by our affiliated life insurance companies.

The following report contains the investment portfolio information and the financial statements of the SunAmerica Series Trust portfolios for the reporting period ended January 31, 2022. The report may also contain information on portfolios not currently available in your variable product.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you again in six months.

Sincerely,

John T. Genoy

President

SunAmerica Series Trust

Note: All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1⁄2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

See reverse side for additional information.

1

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

The portfolio operating expenses for a fund-of-funds are typically higher than those of a traditional portfolio because you pay the expenses of that portfolio and indirectly pay a proportionate share of the expenses of the underlying portfolios.

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE January 31, 2022

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees, or service (12b-1) fees, and other expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at August 1, 2021 and held until January 31, 2022. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended January 31, 2022” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended January 31, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended January 31, 2022” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended January 31, 2022” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended January 31, 2022” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2022

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2021	Ending Account Value Using Actual Return at January 31, 2022	Expenses Paid During the Period Ended January 31, 2022*	Beginning Account Value at August 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2022	Expenses Paid During the Period Ended January 31, 2022*	Annualized Expense Ratio*
SA AB Growth
Class 1	$1,000.00	$966.81	$3.07	$1,000.00	$1,022.08	$3.16	0.62%
Class 2	$1,000.00	$966.06	$3.82	$1,000.00	$1,021.32	$3.92	0.77%
Class 3	$1,000.00	$965.70	$4.31	$1,000.00	$1,020.82	$4.43	0.87%
SA AB Small & Mid Cap Value#
Class 1	$1,000.00	$1,040.01	$4.68	$1,000.00	$1,020.62	$4.63	0.91%
Class 2	$1,000.00	$1,039.47	$5.45	$1,000.00	$1,019.86	$5.40	1.06%
Class 3	$1,000.00	$1,038.51	$5.96	$1,000.00	$1,019.36	$5.90	1.16%
SA BlackRock Muti-Factor 70/30#
Class 1	$1,000.00	$972.14	$1.44	$1,000.00	$1,023.74	$1.48	0.29%
Class 3	$1,000.00	$970.93	$2.68	$1,000.00	$1,022.48	$2.75	0.54%
SA BlackRock VCP Global Multi Asset#
Class 1	$1,000.00	$975.75	$4.58	$1,000.00	$1,020.57	$4.69	0.92%
Class 3	$1,000.00	$973.35	$5.82	$1,000.00	$1,019.31	$5.96	1.17%
SA DFA Ultra Short Bond
Class 1	$1,000.00	$992.87	$2.56	$1,000.00	$1,022.63	$2.60	0.51%
Class 2	$1,000.00	$992.26	$3.31	$1,000.00	$1,021.88	$3.36	0.66%
Class 3	$1,000.00	$992.18	$3.82	$1,000.00	$1,021.37	$3.87	0.76%
SA Emerging Markets Equity Index#
Class 1	$1,000.00	$960.57	$2.87	$1,000.00	$1,022.28	$2.96	0.58%
Class 3	$1,000.00	$959.54	$4.10	$1,000.00	$1,021.02	$4.23	0.83%
SA Federated Hermes Corporate Bond
Class 1	$1,000.00	$963.98	$2.67	$1,000.00	$1,022.48	$2.75	0.54%
Class 2	$1,000.00	$963.02	$3.41	$1,000.00	$1,021.73	$3.52	0.69%
Class 3	$1,000.00	$963.12	$3.91	$1,000.00	$1,021.22	$4.02	0.79%
SA Fidelity Institutional AM® International Growth#
Class 1	$1,000.00	$925.57	$4.27	$1,000.00	$1,020.77	$4.48	0.88%
Class 3	$1,000.00	$924.21	$5.53	$1,000.00	$1,019.46	$5.80	1.14%
SA Fidelity Institutional AM® Real Estate
Class 1	$1,000.00	$1,014.92	$4.16	$1,000.00	$1,021.07	$4.18	0.82%
Class 2	$1,000.00	$1,014.28	$4.92	$1,000.00	$1,020.32	$4.94	0.97%
Class 3	$1,000.00	$1,014.31	$5.43	$1,000.00	$1,019.81	$5.45	1.07%
SA Fixed Income Index#
Class 1	$1,000.00	$967.03	$1.69	$1,000.00	$1,023.49	$1.73	0.34%
Class 3	$1,000.00	$966.21	$2.92	$1,000.00	$1,022.23	$3.01	0.59%
SA Fixed Income Intermediate Index#
Class 1	$1,000.00	$974.85	$1.69	$1,000.00	$1,023.49	$1.73	0.34%
Class 3	$1,000.00	$973.52	$2.93	$1,000.00	$1,022.23	$3.01	0.59%
SA Franklin BW U.S. Large Cap Value@#
Class 1	$1,000.00	$1,056.17	$3.63	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,055.77	$4.40	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,054.91	$4.92	$1,000.00	$1,020.42	$4.84	0.95%
SA Franklin Small Company Value#
Class 1	$1,000.00	$1,025.04	$4.95	$1,000.00	$1,020.32	$4.94	0.97%
Class 3	$1,000.00	$1,023.86	$6.22	$1,000.00	$1,019.06	$6.21	1.22%
SA Franklin Systematic U.S. Large Cap Value@
Class 1	$1,000.00	$1,009.49	$3.55	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,008.88	$4.30	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,008.53	$4.81	$1,000.00	$1,020.42	$4.84	0.95%

4

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2022

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2021	Ending Account Value Using Actual Return at January 31, 2022	Expenses Paid During the Period Ended January 31, 2022*	Beginning Account Value at August 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2022	Expenses Paid During the Period Ended January 31, 2022*	Annualized Expense Ratio*
SA Franklin Tactical Opportunities@#
Class 1	$1,000.00	$1,004.20	$4.09	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$1,002.68	$5.35	$1,000.00	$1,019.86	$5.40	1.06%
SA Franklin U.S. Equity Smart Beta
Class 1	$1,000.00	$1,016.78	$2.90	$1,000.00	$1,022.33	$2.91	0.57%
Class 3	$1,000.00	$1,016.25	$4.17	$1,000.00	$1,021.07	$4.18	0.82%
SA Global Index Allocation 60/40#
Class 1	$1,000.00	$983.96	$0.90	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$983.10	$2.15	$1,000.00	$1,023.04	$2.19	0.43%
SA Global Index Allocation 75/25#
Class 1	$1,000.00	$985.59	$0.90	$1,000.00	$1,024.30	$0.92	0.18%
Class 3	$1,000.00	$984.40	$2.15	$1,000.00	$1,023.04	$2.19	0.43%
SA Global Index Allocation 90/10#
Class 1	$1,000.00	$987.73	$0.70	$1,000.00	$1,024.50	$0.71	0.14%
Class 3	$1,000.00	$986.80	$1.95	$1,000.00	$1,023.24	$1.99	0.39%
SA Goldman Sachs Global Bond
Class 1	$1,000.00	$941.09	$3.62	$1,000.00	$1,021.48	$3.77	0.74%
Class 2	$1,000.00	$941.19	$4.35	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$940.03	$4.84	$1,000.00	$1,020.21	$5.04	0.99%
SA Goldman Sachs Multi-Asset Insights#
Class 1	$1,000.00	$990.09	$4.06	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$988.22	$5.31	$1,000.00	$1,019.86	$5.40	1.06%
SA Index Allocation 60/40#
Class 1	$1,000.00	$992.72	$0.75	$1,000.00	$1,024.45	$0.77	0.15%
Class 3	$1,000.00	$992.43	$2.01	$1,000.00	$1,023.19	$2.04	0.40%
SA Index Allocation 80/20
Class 1	$1,000.00	$999.44	$0.66	$1,000.00	$1,024.55	$0.66	0.13%
Class 3	$1,000.00	$999.09	$1.91	$1,000.00	$1,023.29	$1.94	0.38%
SA Index Allocation 90/10
Class 1	$1,000.00	$1,002.71	$0.56	$1,000.00	$1,024.65	$0.56	0.11%
Class 3	$1,000.00	$1,001.81	$1.82	$1,000.00	$1,023.39	$1.84	0.36%
SA International Index
Class 1	$1,000.00	$969.89	$2.43	$1,000.00	$1,022.74	$2.50	0.49%
Class 3	$1,000.00	$968.74	$3.67	$1,000.00	$1,021.48	$3.77	0.74%
SA Invesco Growth Opportunities
Class 1	$1,000.00	$829.12	$3.60	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$828.62	$4.29	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$828.42	$4.75	$1,000.00	$1,020.01	$5.24	1.03%
SA Invesco Main Street Large Cap@#
Class 1	$1,000.00	$1,014.83	$3.61	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$1,013.90	$4.37	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$1,013.69	$4.87	$1,000.00	$1,020.37	$4.89	0.96%
SA Janus Focused Growth#
Class 1	$1,000.00	$933.00	$3.80	$1,000.00	$1,021.27	$3.97	0.78%
Class 2	$1,000.00	$932.49	$4.53	$1,000.00	$1,020.52	$4.74	0.93%
Class 3	$1,000.00	$931.72	$5.02	$1,000.00	$1,020.01	$5.24	1.03%
SA JPMorgan Diversified Balanced#
Class 1	$1,000.00	$996.85	$3.57	$1,000.00	$1,021.63	$3.62	0.71%
Class 2	$1,000.00	$996.16	$4.33	$1,000.00	$1,020.87	$4.38	0.86%
Class 3	$1,000.00	$995.74	$4.83	$1,000.00	$1,020.37	$4.89	0.96%
SA JPMorgan Emerging Markets#
Class 1	$1,000.00	$954.88	$5.77	$1,000.00	$1,019.31	$5.96	1.17%
Class 2	$1,000.00	$954.32	$6.50	$1,000.00	$1,018.55	$6.72	1.32%
Class 3	$1,000.00	$953.18	$6.99	$1,000.00	$1,018.05	$7.22	1.42%
SA JPMorgan Equity-Income
Class 1	$1,000.00	$1,061.91	$2.91	$1,000.00	$1,022.38	$2.85	0.56%
Class 2	$1,000.00	$1,061.07	$3.69	$1,000.00	$1,021.63	$3.62	0.71%
Class 3	$1,000.00	$1,060.58	$4.21	$1,000.00	$1,021.12	$4.13	0.81%

5

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2022

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2021	Ending Account Value Using Actual Return at January 31, 2022	Expenses Paid During the Period Ended January 31, 2022*	Beginning Account Value at August 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2022	Expenses Paid During the Period Ended January 31, 2022*	Annualized Expense Ratio*
SA JPMorgan Global Equities
Class 1	$1,000.00	$1,005.57	$4.09	$1,000.00	$1,021.12	$4.13	0.81%
Class 2	$1,000.00	$1,004.71	$4.85	$1,000.00	$1,020.37	$4.89	0.96%
Class 3	$1,000.00	$1,004.00	$5.35	$1,000.00	$1,019.86	$5.40	1.06%
SA JPMorgan MFS Core Bond#
Class 1	$1,000.00	$970.59	$2.63	$1,000.00	$1,022.53	$2.70	0.53%
Class 2	$1,000.00	$969.98	$3.38	$1,000.00	$1,021.78	$3.47	0.68%
Class 3	$1,000.00	$970.11	$3.87	$1,000.00	$1,021.27	$3.97	0.78%
SA JPMorgan Mid-Cap Growth#
Class 1	$1,000.00	$884.00	$3.75	$1,000.00	$1,021.22	$4.02	0.79%
Class 2	$1,000.00	$883.06	$4.46	$1,000.00	$1,020.47	$4.79	0.94%
Class 3	$1,000.00	$882.66	$4.94	$1,000.00	$1,019.96	$5.30	1.04%
SA Large Cap Growth Index#
Class 1	$1,000.00	$1,017.79	$1.78	$1,000.00	$1,023.44	$1.79	0.35%
Class 3	$1,000.00	$1,016.60	$3.05	$1,000.00	$1,022.18	$3.06	0.60%
SA Large Cap Index#
Class 1	$1,000.00	$1,032.71	$1.28	$1,000.00	$1,023.95	$1.28	0.25%
Class 3	$1,000.00	$1,031.53	$2.56	$1,000.00	$1,022.68	$2.55	0.50%
SA Large Cap Value Index#
Class 1	$1,000.00	$1,046.37	$1.81	$1,000.00	$1,023.44	$1.79	0.35%
Class 3	$1,000.00	$1,045.26	$3.09	$1,000.00	$1,022.18	$3.06	0.60%
SA MFS Blue Chip Growth
Class 1	$1,000.00	$995.18	$3.42	$1,000.00	$1,021.78	$3.47	0.68%
Class 2	$1,000.00	$994.44	$4.17	$1,000.00	$1,021.02	$4.23	0.83%
Class 3	$1,000.00	$993.78	$4.67	$1,000.00	$1,020.52	$4.74	0.93%
SA MFS Massachusetts Investors Trust#
Class 1	$1,000.00	$1,002.86	$3.38	$1,000.00	$1,021.83	$3.41	0.67%
Class 2	$1,000.00	$1,002.27	$4.14	$1,000.00	$1,021.07	$4.18	0.82%
Class 3	$1,000.00	$1,001.42	$4.64	$1,000.00	$1,020.57	$4.69	0.92%
SA MFS Total Return
Class 1	$1,000.00	$1,009.71	$3.55	$1,000.00	$1,021.68	$3.57	0.70%
Class 2	$1,000.00	$1,008.71	$4.30	$1,000.00	$1,020.92	$4.33	0.85%
Class 3	$1,000.00	$1,008.58	$4.81	$1,000.00	$1,020.42	$4.84	0.95%
SA Mid Cap Index
Class 1	$1,000.00	$978.99	$1.80	$1,000.00	$1,023.39	$1.84	0.36%
Class 3	$1,000.00	$977.46	$3.04	$1,000.00	$1,022.13	$3.11	0.61%
SA Morgan Stanley International Equities#
Class 1	$1,000.00	$962.79	$4.16	$1,000.00	$1,020.97	$4.28	0.84%
Class 2	$1,000.00	$962.16	$4.90	$1,000.00	$1,020.21	$5.04	0.99%
Class 3	$1,000.00	$961.35	$5.39	$1,000.00	$1,019.71	$5.55	1.09%
SA PIMCO RAE International Value
Class 1	$1,000.00	$987.83	$4.26	$1,000.00	$1,020.92	$4.33	0.85%
Class 2	$1,000.00	$987.16	$5.01	$1,000.00	$1,020.16	$5.09	1.00%
Class 3	$1,000.00	$986.82	$5.51	$1,000.00	$1,019.66	$5.60	1.10%
SA PIMCO VCP Tactical Balanced
Class 1	$1,000.00	$967.99	$4.41	$1,000.00	$1,020.72	$4.53	0.89%
Class 3	$1,000.00	$966.04	$5.65	$1,000.00	$1,019.46	$5.80	1.14%
SA PineBridge High-Yield Bond
Class 1	$1,000.00	$996.07	$3.42	$1,000.00	$1,021.78	$3.47	0.68%
Class 2	$1,000.00	$994.55	$4.17	$1,000.00	$1,021.02	$4.23	0.83%
Class 3	$1,000.00	$995.44	$4.68	$1,000.00	$1,020.52	$4.74	0.93%
SA Putnam International Growth and Income#
Class 1	$1,000.00	$1,029.92	$4.91	$1,000.00	$1,020.37	$4.89	0.96%
Class 2	$1,000.00	$1,029.33	$5.68	$1,000.00	$1,019.61	$5.65	1.11%
Class 3	$1,000.00	$1,029.42	$6.19	$1,000.00	$1,019.11	$6.16	1.21%

6

SUNAMERICA SERIES TRUST

EXPENSE EXAMPLE (continued) January 31, 2022

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at August 1, 2021	Ending Account Value Using Actual Return at January 31, 2022	Expenses Paid During the Period Ended January 31, 2022*	Beginning Account Value at August 1, 2021	Ending Account Value Using a Hypothetical 5% Annual Return at January 31, 2022	Expenses Paid During the Period Ended January 31, 2022*	Annualized Expense Ratio*
SA Schroders VCP Global Allocation#
Class 1	$1,000.00	$982.47	$4.55	$1,000.00	$1,020.62	$4.63	0.91%
Class 3	$1,000.00	$981.69	$5.74	$1,000.00	$1,019.41	$5.85	1.15%
SA Small Cap Index#
Class 1	$1,000.00	$914.08	$2.17	$1,000.00	$1,022.94	$2.29	0.45%
Class 3	$1,000.00	$912.90	$3.38	$1,000.00	$1,021.68	$3.57	0.70%
SA T. Rowe Price Asset Allocation Growth#
Class 1	$1,000.00	$985.80	$4.05	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$985.13	$5.30	$1,000.00	$1,019.86	$5.40	1.06%
SA T. Rowe Price VCP Balanced
Class 1	$1,000.00	$988.83	$4.06	$1,000.00	$1,021.12	$4.13	0.81%
Class 3	$1,000.00	$987.28	$5.26	$1,000.00	$1,019.91	$5.35	1.05%
SA VCP Dynamic Allocation#
Class 1	$1,000.00	$974.12	$1.04	$1,000.00	$1,024.15	$1.07	0.21%
Class 3	$1,000.00	$973.02	$2.29	$1,000.00	$1,022.89	$2.35	0.46%
SA VCP Dynamic Strategy#
Class 1	$1,000.00	$980.93	$1.10	$1,000.00	$1,024.10	$1.12	0.22%
Class 3	$1,000.00	$979.64	$2.35	$1,000.00	$1,022.84	$2.40	0.47%
SA VCP Allocation Index
Class 1	$1,000.00	$996.84	$1.21	$1,000.00	$1,024.00	$1.22	0.24%
Class 3	$1,000.00	$994.94	$2.46	$1,000.00	$1,022.74	$2.50	0.49%

@	See Note 1 in Notes to Financial Statements
*

Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days divided by 365 days (to reflect the one-half year period). These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived fees or reimbursed expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2022” and “Annualized Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended January 31, 2022” and the “Annualized Expense Ratio” would have been lower.

7

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Applications Software	11.2%
Web Portals/ISP	8.8
E-Commerce/Products	6.1
Electronic Components-Semiconductors	5.5
Finance-Credit Card	4.9
Internet Content-Entertainment	4.8
Medical Instruments	4.4
Medical-HMO	4.4
Semiconductor Components-Integrated Circuits	4.2
Medical-Drugs	3.6
Medical-Biomedical/Gene	3.5
Retail-Building Products	3.3
Retail-Discount	3.3
Electronic Forms	2.9
Athletic Footwear	2.5
Medical Products	2.2
Beverages-Non-alcoholic	2.0
Commercial Services-Finance	1.9
Enterprise Software/Service	1.6
Networking Products	1.6
Semiconductor Equipment	1.6
Distribution/Wholesale	1.6
Diagnostic Kits	1.2
Computer Services	1.2
Computer Data Security	1.0
Retail-Restaurants	0.9
Electronic Connectors	0.9
Retail-Apparel/Shoe	0.9
Coatings/Paint	0.8
Machinery-General Industrial	0.7
Electric Products-Misc.	0.7
Wireless Equipment	0.5
Building & Construction Products-Misc.	0.5
Computer Aided Design	0.5
Internet Application Software	0.5
Industrial Automated/Robotic	0.4
Instruments-Controls	0.4
Electronic Security Devices	0.4
Office Automation & Equipment	0.3

97.7%

*	Calculated as a percentage of net assets

8

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.7%
Applications Software — 11.2%
Microsoft Corp.	566,780	$176,257,244
PTC, Inc.†	110,891	12,892,188
Roper Technologies, Inc.	70,788	30,945,682

		220,095,114

Athletic Footwear — 2.5%
NIKE, Inc., Class B	336,644	49,846,877

Beverages-Non-alcoholic — 2.0%
Monster Beverage Corp.†	444,154	38,517,035

Building & Construction Products-Misc. — 0.5%
Trex Co., Inc.†	116,579	10,663,481

Coatings/Paint — 0.8%
Sherwin-Williams Co.	54,630	15,652,041

Commercial Services-Finance — 1.9%
MarketAxess Holdings, Inc.	8,969	3,089,641
PayPal Holdings, Inc.†	199,110	34,234,974

		37,324,615

Computer Aided Design — 0.5%
Autodesk, Inc.†	40,268	10,058,544

Computer Data Security — 1.0%
Fortinet, Inc.†	62,702	18,637,542

Computer Services — 1.2%
EPAM Systems, Inc.†	48,178	22,939,473

Diagnostic Kits — 1.2%
IDEXX Laboratories, Inc.†	47,114	23,900,932

Distribution/Wholesale — 1.6%
Copart, Inc.†	240,999	31,149,121

E-Commerce/Products — 6.1%
Amazon.com, Inc.†	34,840	104,222,815
Etsy, Inc.†	99,180	15,579,194

		119,802,009

Electric Products-Misc. — 0.7%
AMETEK, Inc.	94,340	12,902,882

Electronic Components-Semiconductors — 5.5%
IPG Photonics Corp.†	84,657	13,076,967
NVIDIA Corp.	219,486	53,743,342
Texas Instruments, Inc.	39,910	7,163,446
Xilinx, Inc.	172,248	33,338,600

		107,322,355

Electronic Connectors — 0.9%
Amphenol Corp., Class A	223,486	17,787,251

Electronic Forms — 2.9%
Adobe, Inc.†	105,250	56,235,075

Electronic Security Devices — 0.4%
Allegion PLC	58,342	7,160,314

Enterprise Software/Service — 1.6%
Tyler Technologies, Inc.†	24,724	11,714,231
Veeva Systems, Inc., Class A†	85,243	20,163,379

		31,877,610

Finance-Credit Card — 4.9%
Visa, Inc., Class A	423,010	95,672,172

Industrial Automated/Robotic — 0.4%
Cognex Corp.	124,675	8,285,901

Security Description	Shares	Value (Note 2)
Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	5,170	$7,613,756

Internet Application Software — 0.5%
Shopify, Inc., Class A†	10,297	9,928,779

Internet Content-Entertainment — 4.8%
Meta Platforms, Inc., Class A†	302,820	94,861,393

Machinery-General Industrial — 0.7%
IDEX Corp.	59,891	12,902,917

Medical Instruments — 4.4%
Edwards Lifesciences Corp.†	320,290	34,975,668
Intuitive Surgical, Inc.†	179,090	50,893,796

		85,869,464

Medical Products — 2.2%
ABIOMED, Inc.†	28,656	8,478,451
Align Technology, Inc.†	71,793	35,534,663

		44,013,114

Medical-Biomedical/Gene — 3.5%
Illumina, Inc.†	19,580	6,829,896
Vertex Pharmaceuticals, Inc.†	253,043	61,502,101

		68,331,997

Medical-Drugs — 3.6%
Zoetis, Inc.	354,204	70,766,417

Medical-HMO — 4.4%
UnitedHealth Group, Inc.	180,400	85,251,628

Networking Products — 1.6%
Arista Networks, Inc.†	253,904	31,562,806

Office Automation & Equipment — 0.3%
Zebra Technologies Corp., Class A†	12,000	6,109,440

Retail-Apparel/Shoe — 0.9%
Burlington Stores, Inc.†	74,421	17,632,568

Retail-Building Products — 3.3%
Home Depot, Inc.	176,240	64,676,555

Retail-Discount — 3.3%
Costco Wholesale Corp.	127,602	64,455,598

Retail-Restaurants — 0.9%
Domino’s Pizza, Inc.	39,320	17,876,838

Semiconductor Components-Integrated Circuits — 4.2%
QUALCOMM, Inc.	468,215	82,293,468

Semiconductor Equipment — 1.6%
ASML Holding NV	24,130	16,340,836
Entegris, Inc.	126,717	15,185,765

		31,526,601

Web Portals/ISP — 8.8%
Alphabet, Inc., Class C†	63,310	171,821,441

Wireless Equipment — 0.5%
Motorola Solutions, Inc.	46,284	10,735,111

TOTAL INVESTMENTS (cost $1,177,359,713)(1)	97.7%	1,914,060,235
Other assets less liabilities	2.3	45,317,196

NET ASSETS	100.0%	$1,959,377,431

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

9

SunAmerica Series Trust SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,914,060,235	$—	$—	$1,914,060,235

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

10

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Banks-Commercial	11.2%
Real Estate Investment Trusts	7.9
Apparel Manufacturers	4.2
Building-Residential/Commercial	3.4
Medical Labs & Testing Services	2.8
Food-Misc./Diversified	2.6
Human Resources	2.6
Machinery-Electrical	2.4
Containers-Paper/Plastic	2.4
Retail-Restaurants	2.2
Insurance-Multi-line	2.1
Chemicals-Diversified	2.0
Insurance-Property/Casualty	2.0
Transport-Truck	1.9
Steel-Producers	1.9
Rental Auto/Equipment	1.6
Rubber-Tires	1.6
Engineering/R&D Services	1.6
Electric-Integrated	1.6
Machinery-Construction & Mining	1.6
Banks-Super Regional	1.4
Electronic Components-Semiconductors	1.4
Computers-Other	1.3
Oil Refining & Marketing	1.3
Finance-Investment Banker/Broker	1.3
Building & Construction-Misc.	1.3
Aerospace/Defense	1.3
Retail-Home Furnishings	1.3
Building-Heavy Construction	1.2
Electronic Parts Distribution	1.2
Electronic Components-Misc.	1.2
Oil Companies-Exploration & Production	1.2
Investment Management/Advisor Services	1.2
Home Furnishings	1.2
Medical-Hospitals	1.2
Medical Instruments	1.1
E-Marketing/Info	1.1
Medical Information Systems	1.1
Machinery-Pumps	1.1
Enterprise Software/Service	1.1
Hotels/Motels	1.1
Machinery-General Industrial	1.0
Metal Processors & Fabrication	1.0
Transport-Marine	1.0
Airlines	1.0
Data Processing/Management	1.0
Protection/Safety	1.0
Retail-Misc./Diversified	1.0
Wire & Cable Products	0.9
Building Products-Doors & Windows	0.9
Semiconductor Equipment	0.8
Gas-Distribution	0.8
Casino Services	0.8
Publishing-Books	0.7
Computer Services	0.7
Auto/Truck Parts & Equipment-Original	0.7
Transport-Equipment & Leasing	0.6
Insurance-Reinsurance	0.6

99.7%

*	Calculated as a percentage of net assets

11

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.7%
Aerospace/Defense — 1.3%
Spirit AeroSystems Holdings, Inc., Class A	176,013	$7,714,650

Airlines — 1.0%
SkyWest, Inc.†	159,452	6,083,094

Apparel Manufacturers — 4.2%
Carter’s, Inc.	89,940	8,375,213
Kontoor Brands, Inc.	102,030	5,029,059
Ralph Lauren Corp.	63,190	7,003,980
Tapestry, Inc.	137,810	5,229,889

		25,638,141

Auto/Truck Parts & Equipment-Original — 0.7%
Dana, Inc.	185,651	4,021,201

Banks-Commercial — 11.2%
BankUnited, Inc.	162,776	6,795,898
First Citizens BancShares, Inc., Class A	12,087	9,416,740
First Hawaiian, Inc.	248,370	7,041,290
Synovus Financial Corp.	163,621	8,141,781
Texas Capital Bancshares, Inc.†	120,346	7,545,694
Umpqua Holdings Corp.	272,214	5,520,500
Webster Financial Corp.	137,393	7,805,296
Wintrust Financial Corp.	86,090	8,442,846
Zions Bancorp NA	114,446	7,761,728

		68,471,773

Banks-Super Regional — 1.4%
Comerica, Inc.	92,910	8,620,190

Building & Construction-Misc. — 1.3%
WillScot Mobile Mini Holdings Corp.†	208,340	7,716,914

Building Products-Doors & Windows — 0.9%
Masonite International Corp.†	55,398	5,497,697

Building-Heavy Construction — 1.2%
Dycom Industries, Inc.†	88,640	7,471,466

Building-Residential/Commercial — 3.4%
KB Home	165,700	7,000,825
PulteGroup, Inc.	180,260	9,497,900
Taylor Morrison Home Corp.†	146,741	4,503,481

		21,002,206

Casino Services — 0.8%
Scientific Games Corp.†	80,310	4,633,887

Chemicals-Diversified — 2.0%
Innospec, Inc.	42,660	3,965,674
Orion Engineered Carbons SA	193,695	3,312,184
Trinseo PLC	88,260	4,725,440

		12,003,298

Computer Services — 0.7%
Genpact, Ltd.	82,716	4,115,121

Computers-Other — 1.3%
Lumentum Holdings, Inc.†	80,050	8,123,474

Containers-Paper/Plastic — 2.4%
Berry Global Group, Inc.†	111,860	7,541,601
Sealed Air Corp.	102,637	6,971,105

		14,512,706

Data Processing/Management — 1.0%
CommVault Systems, Inc.†	89,299	6,024,111

Security Description	Shares	Value (Note 2)
E-Marketing/Info — 1.1%
Criteo SA ADR†	205,259	$6,937,754

Electric-Integrated — 1.6%
IDACORP, Inc.	86,929	9,581,314

Electronic Components-Misc. — 1.2%
Sensata Technologies Holding PLC†	128,000	7,342,080

Electronic Components-Semiconductors — 1.4%
ON Semiconductor Corp.†	144,160	8,505,440

Electronic Parts Distribution — 1.2%
Avnet, Inc.	184,170	7,433,101

Engineering/R&D Services — 1.6%
AECOM	139,590	9,649,857

Enterprise Software/Service — 1.1%
ACI Worldwide, Inc.†	195,570	6,721,741

Finance-Investment Banker/Broker — 1.3%
Moelis & Co., Class A	137,693	7,775,524

Food-Misc./Diversified — 2.6%
Hain Celestial Group, Inc.†	221,999	8,109,624
Nomad Foods, Ltd.†	312,488	8,062,190

		16,171,814

Gas-Distribution — 0.8%
Southwest Gas Holdings, Inc.	71,340	4,863,961

Home Furnishings — 1.2%
Herman Miller, Inc.	183,920	7,102,990

Hotels/Motels — 1.1%
Hilton Grand Vacations, Inc.†	133,120	6,504,243

Human Resources — 2.6%
Korn Ferry	83,270	5,527,462
Robert Half International, Inc.	89,319	10,116,270

		15,643,732

Insurance-Multi-line — 2.1%
American Financial Group, Inc.	55,988	7,294,116
Kemper Corp.	97,010	5,818,660

		13,112,776

Insurance-Property/Casualty — 2.0%
Hanover Insurance Group, Inc.	48,760	6,726,930
Selective Insurance Group, Inc.	66,510	5,247,639

		11,974,569

Insurance-Reinsurance — 0.6%
Everest Re Group, Ltd.	13,683	3,877,762

Investment Management/Advisor Services — 1.2%
Stifel Financial Corp.	97,038	7,268,146

Machinery-Construction & Mining — 1.6%
Oshkosh Corp.	83,600	9,514,516

Machinery-Electrical — 2.4%
Regal Rexnord Corp.	65,934	10,449,220
Vertiv Holdings Co.	215,840	4,502,423

		14,951,643

Machinery-General Industrial — 1.0%
Applied Industrial Technologies, Inc.	64,810	6,350,084

Machinery-Pumps — 1.1%
Cactus, Inc., Class A	140,410	6,804,269

12

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Information Systems — 1.1%
Change Healthcare, Inc.†	351,100	$6,909,648

Medical Instruments — 1.1%
Integra LifeSciences Holdings Corp.†	108,020	6,993,215

Medical Labs & Testing Services — 2.8%
MEDNAX, Inc.†	352,790	8,625,716
Syneos Health, Inc.†	95,690	8,665,686

		17,291,402

Medical-Hospitals — 1.2%
Acadia Healthcare Co., Inc.†	134,130	7,061,944

Metal Processors & Fabrication — 1.0%
Crane Co.	10,874	1,125,568
Timken Co.	76,900	5,136,920

		6,262,488

Oil Companies-Exploration & Production — 1.2%
Coterra Energy, Inc.	332,221	7,275,640

Oil Refining & Marketing — 1.3%
HollyFrontier Corp.	223,654	7,863,675

Protection/Safety — 1.0%
ADT, Inc.	790,890	6,002,855

Publishing-Books — 0.7%
Houghton Mifflin Harcourt Co.†	254,411	4,581,942

Real Estate Investment Trusts — 7.9%
American Campus Communities, Inc.	118,690	6,202,739
Broadstone Net Lease, Inc.	207,910	4,804,800
Camden Property Trust	58,709	9,398,724
Cousins Properties, Inc.	169,160	6,522,810
CubeSmart	127,758	6,482,441
Physicians Realty Trust	449,470	8,207,322
STAG Industrial, Inc.	152,690	6,524,444

		48,143,280

Rental Auto/Equipment — 1.6%
Herc Holdings, Inc.	61,160	9,813,122

Retail-Home Furnishings — 1.3%
Williams-Sonoma, Inc.	47,730	7,662,574

Security Description	Shares	Value (Note 2)
Retail-Misc./Diversified — 1.0%
Sally Beauty Holdings, Inc.†	342,640	$5,883,129

Retail-Restaurants — 2.2%
Dine Brands Global, Inc.	94,857	6,436,048
Papa John’s International, Inc.	58,467	7,217,751

		13,653,799

Rubber-Tires — 1.6%
Goodyear Tire & Rubber Co.†	468,240	9,706,615

Semiconductor Equipment — 0.8%
Kulicke & Soffa Industries, Inc.	88,970	4,865,769

Steel-Producers — 1.9%
Carpenter Technology Corp.	158,285	4,545,945
Reliance Steel & Aluminum Co.	45,600	6,971,328

		11,517,273

Transport-Equipment & Leasing — 0.6%
GATX Corp.	37,490	3,915,830

Transport-Marine — 1.0%
Kirby Corp.†	94,090	6,132,786

Transport-Truck — 1.9%
Knight-Swift Transportation Holdings, Inc.	141,136	7,985,475
XPO Logistics, Inc.†	53,890	3,565,901

		11,551,376

Wire & Cable Products — 0.9%
Belden, Inc.	101,236	5,664,154

TOTAL INVESTMENTS (cost $496,764,280)(1)	99.7%	608,489,761
Other assets less liabilities	0.3	1,734,324

NET ASSETS	100.0%	$610,224,085

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$608,489,761	$—	$—	$608,489,761

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

13

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	99.6%
Registered Investment Companies	0.4

100.0%

*	Calculated as a percentage of net asset

14

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares/ Principal Amount	Value (Note 2)

EXCHANGE-TRADED FUNDS — 99.6%
iShares MSCI EAFE Min Vol Factor ETF	14,371	$1,047,933
iShares MSCI EAFE Small-Cap ETF	25,571	1,755,193
iShares MSCI International Momentum Factor ETF	124,921	4,482,165
iShares MSCI International Quality Factor ETF	122,297	4,578,800
iShares MSCI International Value Factor ETF	50,827	1,331,667
iShares MSCI USA Min Vol Factor ETF	29,442	2,239,359
iShares MSCI USA Momentum Factor ETF	58,862	9,735,775
iShares MSCI USA Quality Factor ETF	74,200	10,049,648
iShares MSCI USA Size Factor ETF	29,988	3,872,051
iShares MSCI USA Value Factor ETF	25,967	2,786,519
iShares U.S. Fixed Income Balanced Risk Factor ETF(3)	189,353	18,402,820

Total Long-Term Investment Securities (cost $61,519,658)		60,281,930

SHORT-TERM INVESTMENT SECURITIES — 0.4%
Registered Investment Companies — 0.4%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(1) (cost $205,417)	$205,417	205,417

TOTAL INVESTMENTS (cost $61,725,075)(2)	100.0%	60,487,347
Other assets less liabilities	0.0	17,156

NET ASSETS	100.0%	$60,504,503

(1)	The rate shown is the 7-day yield as of January 31, 2022.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	Security represents an investment in an affiliated company (see Note 8).

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$60,281,930	$—	$—	$60,281,930
Short-Term Investments	205,417	—	—	205,417

	$60,487,347	$—	$—	$60,487,347

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

15

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

United States Treasury Notes	43.8%
U.S. Government Treasuries	5.8
Medical-Drugs	3.3
Applications Software	2.6
Computers	1.9
Cosmetics & Toiletries	1.3
Banks-Commercial	1.2
Registered Investment Companies	1.2
Tobacco	1.1
Oil Companies-Integrated	1.1
Web Portals/ISP	1.0
Real Estate Investment Trusts	1.0
Semiconductor Equipment	1.0
Auto-Cars/Light Trucks	1.0
Diversified Banking Institutions	0.9
Enterprise Software/Service	0.9
Commercial Services-Finance	0.9
Electric-Integrated	0.8
E-Commerce/Products	0.8
Telephone-Integrated	0.7
Insurance-Property/Casualty	0.7
Finance-Credit Card	0.7
Insurance-Life/Health	0.7
Electronic Components-Semiconductors	0.7
Transport-Services	0.7
Machinery-General Industrial	0.7
Insurance-Multi-line	0.6
Retail-Discount	0.6
Oil Companies-Exploration & Production	0.6
Diversified Manufacturing Operations	0.6
Apparel Manufacturers	0.6
Cable/Satellite TV	0.6
Medical-Biomedical/Gene	0.5
Medical Products	0.5
Networking Products	0.5
Instruments-Controls	0.5
Options-Purchased	0.5
Internet Content-Entertainment	0.5
Chemicals-Diversified	0.4
Medical Instruments	0.4
Human Resources	0.4
Electronic Measurement Instruments	0.4
E-Commerce/Services	0.4
Industrial Automated/Robotic	0.4
Building-Residential/Commercial	0.4
Beverages-Wine/Spirits	0.3
Diagnostic Equipment	0.3
Insurance Brokers	0.3
Building & Construction Products-Misc.	0.3
Chemicals-Specialty	0.3
Pharmacy Services	0.3
Power Converter/Supply Equipment	0.3
Retail-Building Products	0.3
Food-Retail	0.3
Medical-HMO	0.3
Food-Misc./Diversified	0.2
Beverages-Non-alcoholic	0.2
Retail-Apparel/Shoe	0.2
Data Processing/Management	0.2
Commercial Services	0.2
Distribution/Wholesale	0.2

Diversified Minerals	0.2%
Textile-Apparel	0.2
Electric-Generation	0.2
Electronic Forms	0.2
Retail-Restaurants	0.2
Transport-Marine	0.2
Multimedia	0.2
Cellular Telecom	0.2
Investment Companies	0.2
Investment Management/Advisor Services	0.2
Aerospace/Defense	0.2
Machine Tools & Related Products	0.2
Computer Services	0.1
Metal-Diversified	0.1
Electronic Components-Misc.	0.1
Building Products-Air & Heating	0.1
Diagnostic Kits	0.1
Rubber-Tires	0.1
Medical Labs & Testing Services	0.1
Oil-Field Services	0.1
Import/Export	0.1
Banks-Super Regional	0.1
Transport-Rail	0.1
Insurance-Reinsurance	0.1
Publishing-Periodicals	0.1
Real Estate Management/Services	0.1
Private Equity	0.1
Medical-Generic Drugs	0.1
Retail-Auto Parts	0.1
Internet Application Software	0.1
Electronic Security Devices	0.1
Machinery-Construction & Mining	0.1
Gas-Distribution	0.1
Electric Products-Misc.	0.1
Funeral Services & Related Items	0.1
Gold Mining	0.1
Rental Auto/Equipment	0.1
Metal-Aluminum	0.1
Lighting Products & Systems	0.1
Athletic Footwear	0.1
Consulting Services	0.1
Casino Services	0.1
Tools-Hand Held	0.1
Industrial Gases	0.1
Firearms & Ammunition	0.1
Soap & Cleaning Preparation	0.1
Photo Equipment & Supplies	0.1

96.0%

Country Allocation*

United States	75.6%
Japan	3.9
United Kingdom	2.5
Germany	2.3
France	2.3
Switzerland	1.4
Netherlands	1.3
Sweden	0.9
Finland	0.9
Australia	0.7

16

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Ireland	0.6%
Hong Kong	0.6
Denmark	0.6
Norway	0.5
Spain	0.3
Israel	0.3
Italy	0.3
Jersey	0.2
Luxembourg	0.1
Canada	0.1
Singapore	0.1
Curacao	0.1
Portugal	0.1
Austria	0.1
Bermuda	0.1
Belgium	0.1

96.0%

*	Calculated as a percentage of net assets

17

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 44.7%
Australia — 0.7%
Adbri, Ltd.	10,558	$21,949
Alumina, Ltd.	22,225	29,890
Ampol, Ltd.	428	9,067
APA Group	4,007	27,184
Aristocrat Leisure, Ltd.	13,687	397,598
ASX, Ltd.	524	31,175
Aurizon Holdings, Ltd.	13,092	32,849
AusNet Services, Ltd.	4,958	9,109
Australia & New Zealand Banking Group, Ltd.	4,654	87,957
Beach Energy, Ltd.	22,638	23,949
BHP Group, Ltd. (LSE)	1,935	61,078
BHP Group, Ltd. (ASX)	51,573	1,655,185
BlueScope Steel, Ltd.	941	12,301
Brambles, Ltd.	2,919	20,091
Challenger, Ltd.	4,069	16,624
Coles Group, Ltd.	859	9,901
Commonwealth Bank of Australia	2,547	169,455
CSL, Ltd.	5,640	1,047,423
CSR, Ltd.	2,567	10,206
Dexus†	1,699	12,430
Evolution Mining, Ltd.	4,657	11,676
Fortescue Metals Group, Ltd.	2,021	28,615
Goodman Group	3,539	58,392
GPT Group	2,898	10,313
Harvey Norman Holdings, Ltd.	8,910	31,038
Insurance Australia Group, Ltd.	4,500	13,550
JB Hi-Fi, Ltd.	420	13,757
Lendlease Corp., Ltd.	946	6,709
Macquarie Group, Ltd.	690	90,562
Medibank Private, Ltd.	137,234	301,845
Metcash, Ltd.	5,597	15,741
Mirvac Group	4,497	8,389
National Australia Bank, Ltd.	5,526	106,561
Newcrest Mining, Ltd.	2,861	44,026
Orica, Ltd.	726	7,185
Origin Energy, Ltd.	2,343	9,368
Perpetual, Ltd.	649	15,172
QBE Insurance Group, Ltd.	2,258	17,889
REA Group, Ltd.	6,376	662,027
Rio Tinto, Ltd.	452	35,891
Santos, Ltd.	5,008	25,366
Scentre Group	5,032	10,505
SEEK, Ltd.	722	14,968
South32, Ltd.	145,581	399,783
Stockland	36,145	104,601
Suncorp Group, Ltd.	3,837	30,172
Telstra Corp., Ltd.	3,576	9,948
Treasury Wine Estates, Ltd.	1,703	12,822
Westpac Banking Corp.	5,565	80,311
WiseTech Global, Ltd.	456	14,891
Woodside Petroleum, Ltd.	1,169	20,793

		5,898,287

Austria — 0.1%
ams AG†	850	14,259
ANDRITZ AG	5,031	267,832
BAWAG Group AG*	1,150	69,061
Erste Group Bank AG	1,801	83,799
OMV AG	497	30,229
Raiffeisen Bank International AG	2,865	80,223
Verbund AG	131	13,870

Security Description	Shares	Value (Note 2)
Austria (continued)
voestalpine AG	237	$7,912

		567,185

Belgium — 0.1%
Ageas SA/NV	255	12,268
Anheuser-Busch InBev SA NV	862	54,310
D’Ieteren Group SA	68	11,843
Elia Group SA	216	29,141
Groupe Bruxelles Lambert SA	1,907	204,642
KBC Group NV	347	30,121
Sofina SA	51	20,323
Solvay SA	247	29,748
Telenet Group Holding NV	1,165	44,707
UCB SA	156	15,486
Umicore SA	84	3,176

		455,765

Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,245	57,668
CK Infrastructure Holdings, Ltd.	3,500	21,583
Everest Re Group, Ltd.	211	59,797
Hongkong Land Holdings, Ltd.	2,200	11,924
IHS Markit, Ltd.	802	93,666
Invesco, Ltd.	9,221	208,948
Jardine Matheson Holdings, Ltd.	500	29,549
Kerry Properties, Ltd.	8,500	23,992
Norwegian Cruise Line Holdings, Ltd.†	618	12,873
NWS Holdings, Ltd.	13,608	13,539
VTech Holdings, Ltd.	2,200	17,351

		550,890

Canada — 0.1%
Canada Goose Holdings, Inc.†	21,136	649,086
Waste Connections, Inc.	2,351	293,170

		942,256

Cayman Islands — 0.0%
ASM Pacific Technology, Ltd.	900	8,955
Budweiser Brewing Co. APAC, Ltd.*	2,400	6,334
CK Asset Holdings, Ltd.	3,500	23,310
CK Hutchison Holdings, Ltd.	5,500	38,997
ESR Cayman, Ltd.†*	3,600	12,171
Sea, Ltd. ADR†	195	29,310
SITC International Holdings Co., Ltd.	5,000	18,978
Wharf Real Estate Investment Co., Ltd.	3,000	14,245

		152,300

Curacao — 0.1%
Schlumberger NV	21,920	856,414

Denmark — 0.6%
AP Moller - Maersk A/S, Series A	112	374,821
AP Moller - Maersk A/S, Series B	227	814,591
Carlsberg A/S, Class B	776	125,460
Coloplast A/S, Class B	2,529	367,524
Danske Bank A/S	1,110	21,505
Demant A/S†	378	16,720
DSV A/S	300	61,005
FLSmidth & Co. A/S	587	19,751
Genmab A/S†	1,072	364,187
Novo Nordisk A/S, Class B	24,236	2,426,229
Novozymes A/S, Class B	1,339	91,956
Orsted A/S*	187	19,925

18

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
Pandora A/S	101	$10,949
ROCKWOOL International A/S, Class B	68	26,004
Tryg A/S	1,674	39,517
Vestas Wind Systems A/S	1,433	38,540

		4,818,684

Finland — 0.9%
Fortum Oyj	1,078	29,389
Kone Oyj, Class B	33,890	2,203,310
Neste Oyj	634	28,452
Nokia Oyj†	434,688	2,577,828
Nordea Bank Abp	189,944	2,254,538
Orion Oyj, Class B	71	2,884
Outokumpu Oyj†	9,769	63,375
Sampo Oyj, Class A	1,289	64,069
Stora Enso Oyj, Class R	320	6,520
Wartsila Oyj Abp	560	6,938

		7,237,303

France — 2.3%
Air Liquide SA	2,187	375,064
Amundi SA*	4,101	319,554
Arkema SA	471	69,458
AXA SA	42,915	1,358,290
BNP Paribas SA	1,560	111,482
Bollore SA	3,862	20,836
Bouygues SA	2,724	95,857
Bureau Veritas SA	223	6,386
Capgemini SE	334	74,883
Carrefour SA	8,771	166,986
Cie de Saint-Gobain	443	30,094
CNP Assurances	495	12,134
Constellium SE†	1,905	33,318
Covivio	76	6,339
Credit Agricole SA	2,053	30,817
Danone SA	530	33,019
Dassault Systemes SE	5,987	288,265
Edenred	241	10,329
Electricite de France SA	14,704	140,574
Engie SA	80,569	1,234,410
Eramet SA†	134	13,859
EssilorLuxottica SA	364	69,023
Eurazeo SE	70	5,561
Faurecia SE	678	29,745
Gecina SA	68	9,204
Hermes International	1,113	1,667,535
Imerys SA	233	10,680
JCDecaux SA†	1,445	39,406
Kering SA	1,722	1,285,703
Klepierre SA	333	8,832
L’Oreal SA	8,636	3,696,838
La Francaise des Jeux SAEM*	276	11,406
Legrand SA	6,164	627,298
LVMH Moet Hennessy Louis Vuitton SE	1,961	1,612,402
Orange SA	3,146	36,874
Orpea SA	154	6,743
Pernod Ricard SA	4,947	1,056,347
Publicis Groupe SA	601	40,687
Remy Cointreau SA	289	60,263
Rexel SA	18,846	420,558

Security Description	Shares	Value (Note 2)
France (continued)
Rubis SCA	8,566	$276,392
Safran SA	470	57,021
Sanofi	5,319	552,917
Sartorius Stedim Biotech	410	179,506
Schneider Electric SE	6,433	1,093,565
Societe Generale SA	19,236	713,652
Sodexo SA	1,227	113,657
SPIE SA	3	69
Teleperformance	780	293,894
TotalEnergies SE	4,294	243,221
Ubisoft Entertainment SA†	139	7,950
Valeo SA	8,486	237,131
Veolia Environnement SA	1,153	41,721
Vinci SA	630	68,917
Vivendi SE	3,092	40,521
Wendel SE	180	19,573
Worldline SA†*	413	20,064

		19,086,830

Germany — 2.3%
adidas AG	192	52,291
Allianz SE	10,164	2,603,187
Aurubis AG	258	26,648
BASF SE	1,559	118,398
Bayer AG	17,041	1,033,110
Bayerische Motoren Werke AG	10,097	1,054,768
Bayerische Motoren Werke AG (Preference Shares)	300	25,662
Carl Zeiss Meditec AG	41	6,524
Commerzbank AG†	652	5,556
Continental AG†	258	24,701
Covestro AG*	1,302	77,419
Daimler Truck Holding AG†	273	9,624
Delivery Hero SE†*	299	22,835
Deutsche Bank AG†	2,444	33,574
Deutsche Boerse AG	417	73,636
Deutsche Pfandbriefbank AG*	6	74
Deutsche Post AG	35,050	2,088,689
Deutsche Telekom AG	7,244	135,758
DWS Group GmbH & Co. KGaA*	455	18,207
E.ON SE	4,776	65,589
Evonik Industries AG	20,917	676,679
Fielmann AG	325	20,606
Freenet AG	6,801	184,281
Fresenius Medical Care AG & Co. KGaA	42	2,835
Fresenius SE & Co. KGaA	518	21,281
Fuchs Petrolub SE (Preference Shares)†	1,559	67,149
Gerresheimer AG	259	23,105
Hannover Rueck SE	280	56,167
HeidelbergCement AG	324	22,307
HelloFresh SE†	1,567	102,998
Henkel AG & Co. KGaA (Preference Shares)	3,495	284,603
HUGO BOSS AG	2,171	136,037
Infineon Technologies AG	2,576	105,227
Jenoptik AG	2	73
K+S AG†	3,266	61,497
LEG Immobilien SE	141	18,624
Mercedes-Benz Group AG	1,410	110,991
Merck KGaA	286	62,346
MTU Aero Engines AG	14	2,952
Muenchener Rueckversicherungs-Gesellschaft AG	333	104,441

19

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
Nemetschek SE	56	$5,110
Porsche Automobil Holding SE (Preference Shares)	295	27,380
Puma SE	223	23,602
Rational AG	9	7,477
Rheinmetall AG	2,528	262,114
RWE AG	822	34,538
SAP SE	28,564	3,536,520
Sartorius AG (Preference Shares)	986	527,857
Scout24 AG*	2,088	123,619
Siemens AG	23,192	3,646,513
Siemens Healthineers AG*	3,132	199,667
Symrise AG	88	10,500
Telefonica Deutschland Holding AG	63,248	180,542
thyssenkrupp AG†	4,981	50,329
Uniper SE	794	35,716
Volkswagen AG	77	22,006
Volkswagen AG (Preference Shares)	3,736	769,941
Vonovia SE	1,117	63,278
Wacker Chemie AG	520	74,829
Zalando SE†*	355	27,893

		19,169,880

Guernsey — 0.0%
Amdocs, Ltd.	435	33,012

Hong Kong — 0.6%
AIA Group, Ltd.	216,819	2,252,156
BOC Hong Kong Holdings, Ltd.	260,000	1,001,999
Cathay Pacific Airways, Ltd.†	13,000	10,819
CLP Holdings, Ltd.	5,000	49,956
Hang Lung Properties, Ltd.	3,000	6,421
Hang Seng Bank, Ltd.	14,100	278,652
Henderson Land Development Co., Ltd.	5,000	21,873
Hong Kong & China Gas Co., Ltd.	14,107	21,725
Hong Kong Exchanges & Clearing, Ltd.	1,504	84,882
Hysan Development Co., Ltd.	5,000	15,339
Link REIT	54,100	463,905
New World Development Co., Ltd.	4,000	16,295
Power Assets Holdings, Ltd.	5,000	30,755
Sino Land Co., Ltd.	6,000	7,775
Sun Hung Kai Properties, Ltd.	3,000	36,535
Swire Pacific, Ltd., Class A	17,319	104,529
Swire Properties, Ltd.	74,200	198,165
Techtronic Industries Co., Ltd.	18,500	304,146

		4,905,927

Ireland — 0.6%
Accenture PLC, Class A	1,025	362,419
AIB Group PLC†	17,301	45,688
Alkermes PLC†	1,261	32,155
Allegion PLC	699	85,788
Aon PLC, Class A	879	242,991
CRH PLC	2,559	128,645
Flutter Entertainment PLC†	1,337	203,845
Horizon Therapeutics PLC†	715	66,731
James Hardie Industries PLC CDI	15,324	514,545
Jazz Pharmaceuticals PLC†	351	48,757
Johnson Controls International PLC	2,261	164,307
Kerry Group PLC, Class A	1,165	146,811
Kingspan Group PLC	3,183	307,658
Medtronic PLC	19,381	2,005,740

Security Description	Shares	Value (Note 2)
Ireland (continued)
nVent Electric PLC	562	$19,440
Smurfit Kappa Group PLC	349	18,398
Trane Technologies PLC	716	123,940
Willis Towers Watson PLC	2,368	554,017

		5,071,875

Isle of Man — 0.0%
Entain PLC†	501	10,825

Israel — 0.3%
Azrieli Group, Ltd.	253	22,846
Bank Hapoalim BM	100,728	1,044,348
Bank Leumi Le-Israel BM	15,319	164,090
Check Point Software Technologies, Ltd.†	498	60,263
CyberArk Software, Ltd.†	64	8,778
Elbit Systems, Ltd.	183	30,490
Israel Discount Bank, Ltd., Class A	53,994	361,652
Mizrahi Tefahot Bank, Ltd.	3,148	121,527
NICE, Ltd.†	949	243,222
Teva Pharmaceutical Industries, Ltd.†	8,689	73,722
Teva Pharmaceutical Industries, Ltd. ADR†	66,740	562,618
Wix.com, Ltd.†	115	15,108

		2,708,664

Italy — 0.3%
Assicurazioni Generali SpA	2,318	48,650
Banca Generali SpA	223	8,983
Banca Mediolanum SpA	5,372	52,116
Banco BPM SpA	4,777	14,813
BPER Banca	35,114	73,777
Buzzi Unicem SpA	568	11,824
Enel SpA	10,390	79,657
Eni SpA	4,284	64,236
Intesa Sanpaolo SpA	461,092	1,363,011
Italgas SpA	3,582	23,724
Mediobanca Banca di Credito Finanziario SpA	21,540	246,347
Nexi SpA†*	860	12,585
Poste Italiane SpA*	1,230	16,440
Reply SpA	53	8,885
Snam SpA	3,308	18,476
Telecom Italia SpA	89,374	42,030
Terna SpA	2,556	20,022
UniCredit SpA	2,680	42,273
Unipol Gruppo SpA	10,635	59,664

		2,207,513

Japan — 3.9%
Advantest Corp.	1,200	102,296
Ajinomoto Co., Inc.	8,200	229,066
Alps Alpine Co., Ltd.	17,600	192,181
Amada Co., Ltd.	28,100	272,381
Asahi Group Holdings, Ltd.	300	12,261
Asahi Kasei Corp.	52,500	516,210
Astellas Pharma, Inc.	10,300	165,715
Azbil Corp.	200	7,877
Bandai Namco Holdings, Inc.	100	7,031
Benefit One, Inc.	400	12,155
Bridgestone Corp.	24,400	1,071,168
Calbee, Inc.	2,900	66,771
Canon, Inc.	8,600	203,093
Casio Computer Co., Ltd.	1,100	13,788

20

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Chubu Electric Power Co., Inc.	900	$9,026
Chugai Pharmaceutical Co., Ltd.	2,235	72,573
Chugoku Electric Power Co., Inc.	1,200	9,463
Coca-Cola Bottlers Japan Holdings, Inc.	100	1,172
CyberAgent, Inc.	2,600	30,297
Dai Nippon Printing Co., Ltd.	1,300	31,304
Dai-ichi Life Holdings, Inc.	1,500	33,740
Daifuku Co., Ltd.	1,700	118,194
Daiichi Sankyo Co., Ltd.	2,700	60,451
Daikin Industries, Ltd.	4,000	840,382
Daito Trust Construction Co., Ltd.	100	11,451
Daiwa House Industry Co., Ltd.	1,000	29,182
Daiwa House REIT Investment Corp.	8	23,843
Daiwa Securities Group, Inc.	3,200	19,288
Denso Corp.	800	59,645
Dentsu Group, Inc.	200	6,922
Disco Corp.	600	164,650
DMG Mori Seiki Co., Ltd.	1,100	17,460
East Japan Railway Co.	100	5,726
Eisai Co., Ltd.	3,092	156,250
ENEOS Holdings, Inc.	6,100	24,133
FANUC Corp.	200	39,578
Fast Retailing Co., Ltd.	100	58,762
Fuji Electric Co., Ltd.	100	5,382
FUJIFILM Holdings Corp.	2,400	160,669
Fujitsu, Ltd.	392	51,702
GLP J-REIT	11	17,725
GMO Payment Gateway, Inc.	200	17,483
Hakuhodo DY Holdings, Inc.	400	6,132
Hitachi Metals, Ltd.†	300	5,401
Hitachi, Ltd.	1,200	62,550
Honda Motor Co., Ltd.	25,135	737,897
Hoshizaki Corp.	100	7,411
Hoya Corp.	7,500	971,201
Hulic Co., Ltd.	1,000	9,674
Idemitsu Kosan Co., Ltd.	400	10,192
Inpex Corp.	26,600	267,075
Internet Initiative Japan, Inc.	500	16,548
Isuzu Motors, Ltd.	500	6,124
ITOCHU Corp.	8,200	263,402
Itochu Techno-Solutions Corp.	200	5,456
Japan Exchange Group, Inc.	1,000	20,629
Japan Metropolitan Fund Investment Corp.	10	8,428
Japan Post Bank Co., Ltd.	1,900	18,715
Japan Post Holdings Co., Ltd.	33,600	286,329
Japan Post Insurance Co., Ltd.	500	8,730
Japan Real Estate Investment Corp.	4	21,969
Japan Tobacco, Inc.	106,400	2,132,380
Kandenko Co., Ltd.	1,100	8,191
Kansai Electric Power Co., Inc.	200	1,891
Kansai Paint Co., Ltd.	1,000	20,764
Kao Corp.	24,300	1,215,908
KDDI Corp.	28,016	890,204
Keyence Corp.	2,900	1,491,359
Kikkoman Corp.	200	15,134
Koito Manufacturing Co., Ltd.	100	5,025
Komatsu, Ltd.	1,800	44,313
Konica Minolta, Inc.	13,900	58,593
Kubota Corp.	600	12,873
Kuraray Co., Ltd.	1,700	15,246
Kyocera Corp.	300	18,519

Security Description	Shares	Value (Note 2)
Japan (continued)
Kyowa Kirin Co., Ltd.	500	$12,540
Lasertec Corp.†	100	22,415
Lawson, Inc.	3,100	136,418
Lintec Corp.	700	16,251
M3, Inc.	500	19,164
Makita Corp.	300	11,229
McDonald’s Holdings Co. Japan, Ltd.	200	8,729
Mercari, Inc.†	200	7,545
MISUMI Group, Inc.	100	3,254
Mitsubishi Corp.	1,600	54,319
Mitsubishi Electric Corp.	3,000	37,631
Mitsubishi Estate Co., Ltd.	2,500	36,184
Mitsubishi HC Capital, Inc.	2,700	13,970
Mitsubishi Materials Corp.	11,200	199,454
Mitsubishi UFJ Financial Group, Inc.	17,900	108,204
Mitsui & Co., Ltd.	1,900	47,532
Mitsui Fudosan Co., Ltd.	1,400	29,933
Mitsui Mining & Smelting Co., Ltd.	3,300	93,034
Mizuho Financial Group, Inc.	3,170	42,775
MonotaRO Co., Ltd.	700	11,409
MS&AD Insurance Group Holdings, Inc.	1,300	44,625
Murata Manufacturing Co., Ltd.	500	37,496
NEC Corp.	1,000	38,925
Net One Systems Co., Ltd.	400	9,503
Nexon Co., Ltd.	400	7,555
NGK Spark Plug Co., Ltd.	6,900	117,461
Nidec Corp.	400	35,447
Nihon Kohden Corp.	400	10,625
Nihon M&A Center, Inc.	1,100	17,329
Nikon Corp.	25,500	266,220
Nintendo Co., Ltd.	181	88,779
Nippon Building Fund, Inc.	3	17,352
Nippon Prologis REIT, Inc.	4	12,487
Nippon Sanso Holdings Corp.	200	3,971
Nippon Shokubai Co., Ltd.	200	9,406
Nippon Steel Corp.	700	11,364
Nippon Telegraph & Telephone Corp.	27,700	789,402
Nippon Television Holdings, Inc.	900	9,406
Nippon Yusen KK	100	7,826
Nissan Chemical Corp.	200	10,885
Nissan Motor Co., Ltd.†	4,800	25,546
Nissin Foods Holdings Co., Ltd.	500	35,529
Nitori Holdings Co., Ltd.	100	14,330
Nitto Denko Corp.	3,186	247,682
Nomura Holdings, Inc.	6,000	26,467
Nomura Real Estate Holdings, Inc.	300	7,047
Nomura Real Estate Master Fund, Inc.	5	6,928
Nomura Research Institute, Ltd.	2,200	77,406
NTT Data Corp.	2,200	42,274
OBIC Co., Ltd.	300	49,479
Olympus Corp.	31,300	701,807
Omron Corp.	4,900	358,051
Ono Pharmaceutical Co., Ltd.	700	16,908
Oracle Corp. Japan	100	7,447
Oriental Land Co., Ltd.	300	52,355
ORIX Corp.	1,900	39,216
Orix JREIT, Inc.	5	7,170
Osaka Gas Co., Ltd.	500	8,499
Otsuka Corp.	800	32,444
Otsuka Holdings Co., Ltd.	2,000	68,516
Panasonic Corp.	900	9,887
Persol Holdings Co., Ltd.	900	23,178

21

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Pola Orbis Holdings, Inc.	44	$655
Rakuten Group, Inc.†	1,300	11,272
Recruit Holdings Co., Ltd.	40,400	1,992,100
Renesas Electronics Corp.†	1,900	21,871
Resona Holdings, Inc.	1,900	8,159
Ricoh Co., Ltd.	9,100	76,862
Santen Pharmaceutical Co., Ltd.	3,600	41,002
Sanwa Holdings Corp.	900	9,773
SBI Holdings, Inc.	400	10,313
SCSK Corp.	1,000	16,928
Secom Co., Ltd.	2,700	190,845
Sega Sammy Holdings, Inc.	800	13,420
Sekisui House, Ltd.	7,500	152,052
Seven & i Holdings Co., Ltd.	1,100	53,755
SG Holdings Co., Ltd.	400	8,513
Shimadzu Corp.	1,400	50,638
Shimano, Inc.	100	22,515
Shin-Etsu Chemical Co., Ltd.	2,100	351,682
Shionogi & Co., Ltd.	340	19,119
SMC Corp.	800	447,494
SoftBank Corp.	28,500	356,842
SoftBank Group Corp.	11,556	511,163
Sohgo Security Services Co., Ltd.	800	29,095
Sompo Holdings, Inc.	900	42,111
Sony Group Corp.	1,600	178,749
Subaru Corp.	24,800	453,736
SUMCO Corp.	200	3,683
Sumitomo Chemical Co., Ltd.	363,900	1,831,015
Sumitomo Corp.	42,400	657,469
Sumitomo Heavy Industries, Ltd.	400	10,505
Sumitomo Metal Mining Co., Ltd.	200	9,198
Sumitomo Mitsui Financial Group, Inc.	44,100	1,583,844
Sumitomo Mitsui Trust Holdings, Inc.	500	17,337
Sumitomo Realty & Development Co., Ltd.	500	15,490
Sumitomo Rubber Industries, Ltd.	4,800	49,982
Sundrug Co., Ltd.	400	10,078
Suntory Beverage & Food, Ltd.	5,900	227,486
Suzuki Motor Corp.	100	4,270
Sysmex Corp.	1,600	151,923
T&D Holdings, Inc.	2,700	39,893
Taiheiyo Cement Corp.	700	13,903
Taisei Corp.	200	6,552
Takeda Pharmaceutical Co., Ltd.	7,100	205,660
Teijin, Ltd.	9,800	123,358
Terumo Corp.	22,200	811,493
TIS, Inc.	1,300	34,175
Toho Co., Ltd.	100	3,878
Tokio Marine Holdings, Inc.	7,200	430,200
Tokyo Century Corp.	100	4,946
Tokyo Electron, Ltd.	3,500	1,701,272
Tokyo Gas Co., Ltd.	700	14,139
Toppan Printing Co., Ltd.	1,000	19,096
Toray Industries, Inc.	1,200	7,627
Toshiba Corp.	4,100	169,919
Tosoh Corp.	800	12,518
Toyo Suisan Kaisha, Ltd.	300	12,319
Toyota Motor Corp.	15,125	299,281
Trend Micro, Inc.†	800	42,539
Unicharm Corp.	6,900	267,031
Yamada Holdings Co., Ltd.	57,800	195,441
Yamaha Motor Co., Ltd.	400	9,547

Security Description	Shares	Value (Note 2)
Japan (continued)
Yamato Holdings Co., Ltd.	800	$17,070
Yaskawa Electric Corp.	200	8,398
Z Holdings Corp.	3,200	16,350
ZOZO, Inc.	2,700	71,913

		32,110,391

Jersey — 0.2%
Amcor PLC	8,261	99,215
Aptiv PLC†	583	79,626
Clarivate PLC†	639	10,518
Experian PLC	27,694	1,156,596
Ferguson PLC	1,529	240,686
Glencore PLC	16,859	88,121
WPP PLC	17,757	277,249

		1,952,011

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	841	65,438

Luxembourg — 0.1%
APERAM SA	350	19,804
ArcelorMittal SA	2,997	89,407
Aroundtown SA	2,175	13,349
Eurofins Scientific SE	254	25,477
InPost SA†	3,980	32,455
RTL Group SA	452	25,401
SES SA FDR	4	31
Spotify Technology SA†	4,799	941,852
Tenaris SA	1,606	19,515

		1,167,291

Netherlands — 1.3%
ABN AMRO Bank NV CVA*	20,231	325,153
Adyen NV†*	24	48,941
Aegon NV	1,053	5,956
Airbus SE†	754	96,255
Akzo Nobel NV	424	43,910
Argenx SE†	57	15,196
ASM International NV	73	25,357
ASML Holding NV	7,664	5,242,187
ASR Nederland NV	4,156	193,409
Davide Campari-Milano NV	4,464	55,826
Euronext NV*	120	11,554
EXOR NV	42	3,523
Ferrari NV	191	43,927
Heineken Holding NV	372	32,659
Heineken NV	851	91,353
IMCD NV	1,637	282,374
ING Groep NV	5,422	80,043
JDE Peet’s NV	4,887	146,274
Just Eat Takeaway.com NV†*	234	11,578
Koninklijke Ahold Delhaize NV	25,091	813,433
Koninklijke KPN NV	41,885	137,870
Koninklijke Philips NV	4,342	144,053
Koninklijke Vopak NV	2,380	81,611
NN Group NV	1,268	71,049
NXP Semiconductors NV	492	101,076
OCI NV†	418	11,504
PostNL NV	21,187	90,944
Prosus NV	1,304	108,618
QIAGEN NV†	540	26,540
Randstad NV	15,600	1,018,271
Signify NV*	10,214	542,037

22

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Netherlands (continued)
Stellantis NV	2,400	$46,384
STMicroelectronics NV	915	43,000
Universal Music Group NV	1,462	36,315
Wolters Kluwer NV	8,710	887,376

		10,915,556

New Zealand — 0.0%
Auckland International Airport, Ltd.†	1,480	7,006
Fisher & Paykel Healthcare Corp., Ltd.	17,538	322,924
Mercury NZ, Ltd.	5,241	19,193
Meridian Energy, Ltd.	4,996	14,381
Spark New Zealand, Ltd.	4,869	13,888
Xero, Ltd.†	425	34,483

		411,875

Norway — 0.5%
Adevinta ASA†	648	6,798
Aker BP ASA	7,596	262,366
DNB Bank ASA	30,328	721,377
Equinor ASA	89,797	2,473,775
Gjensidige Forsikring ASA	1,732	42,255
Mowi ASA	3,931	96,536
Norsk Hydro ASA	64,675	496,631
Orkla ASA	7,694	73,515
Schibsted ASA, Class A	1,057	31,278
Schibsted ASA, Class B	263	6,934
Telenor ASA	8,311	137,149

		4,348,614

Panama — 0.0%
Carnival Corp.†	3,867	76,605

Portugal — 0.1%
EDP - Energias de Portugal SA	12,483	64,084
Galp Energia SGPS SA	1,922	21,192
Jeronimo Martins SGPS SA	21,639	520,617

		605,893

Singapore — 0.1%
Ascendas Real Estate Investment Trust	15,000	30,706
CapitaLand Integrated Commercial Trust	11,777	16,946
Capitaland Investment, Ltd.†	7,500	19,201
DBS Group Holdings, Ltd.	2,382	62,400
Flex, Ltd.†	4,432	71,710
Jardine Cycle & Carriage, Ltd.	12,000	180,319
Mapletree Commercial Trust	8,600	11,475
Mapletree Logistics Trust	13,000	16,295
Oversea-Chinese Banking Corp., Ltd.	4,337	40,165
Singapore Technologies Engineering, Ltd.	10,900	30,165
Singapore Telecommunications, Ltd.	82,700	149,083
United Overseas Bank, Ltd.	11,700	260,182
UOL Group, Ltd.	3,300	17,837
Venture Corp., Ltd.	1,700	22,226

		928,710

Spain — 0.3%
Amadeus IT Group SA†	737	50,565
Banco Bilbao Vizcaya Argentaria SA	19,171	122,021
Banco de Sabadell SA†	99,901	77,642
Banco Santander SA	216,321	758,267
Bankinter SA	4,308	25,238

Security Description	Shares	Value (Note 2)
Spain (continued)
CaixaBank SA	7,520	$24,158
Cellnex Telecom SA*	436	19,883
EDP Renovaveis SA	1,203	25,478
Endesa SA	1,341	30,178
Ferrovial SA	1,737	48,280
Fluidra SA	2,443	77,900
Grifols SA	180	3,172
Iberdrola SA†	230	2,653
Iberdrola SA	9,932	114,732
Industria de Diseno Textil SA	39,706	1,199,700
Naturgy Energy Group SA	1,229	39,043
Repsol SA	12,413	157,275
Telefonica SA	3,574	16,696

		2,792,881

SupraNational — 0.0%
Unibail-Rodamco-Westfield†	182	13,896

Sweden — 0.9%
Alfa Laval AB	2,264	76,601
Assa Abloy AB, Class B	22,610	619,434
Atlas Copco AB, Class A	17,174	1,009,373
Atlas Copco AB, Class B	7,238	368,709
Boliden AB	4,801	193,948
Elekta AB, Series B	12,856	131,226
Embracer Group AB†	670	6,699
Epiroc AB, Class A	1,725	36,666
Epiroc AB, Class B	471	8,500
EQT AB	692	26,974
Essity AB, Class B	1,447	40,733
Evolution AB*	311	38,617
Fastighets AB Balder, Class B†	256	16,902
Getinge AB, Class B	1,172	45,940
Hennes & Mauritz AB, Class B	2,233	44,252
Hexagon AB, Class B	4,170	56,342
Holmen AB	431	20,892
Industrivarden AB, Class A	311	9,811
Industrivarden AB, Class C	428	13,276
Indutrade AB	849	21,039
Investment AB Latour, Class B	324	10,045
Investor AB, Class A	6,146	140,307
Investor AB, Class B	20,313	442,116
Kinnevik AB, Class B†	373	11,189
L E Lundbergforetagen AB, Class B	816	41,808
Lifco AB	753	17,567
Lundin Energy AB	7,333	296,776
Nibe Industrier AB, Class B	4,125	39,068
Saab AB, Series B	7,857	186,008
Sagax AB, Class B	230	6,666
Sandvik AB	1,797	47,264
Sinch AB†*	963	9,858
Skandinaviska Enskilda Banken AB, Class A	3,375	43,512
SKF AB, Class B	1,553	34,136
SSAB AB, Class A†	7,043	41,730
Svenska Handelsbanken AB, Class A	22,319	237,303
Swedbank AB, Class A	4,217	82,550
Swedish Match AB	86,230	664,295
Tele2 AB, Class B	21,615	313,761
Telefonaktiebolaget LM Ericsson, Class B	132,866	1,648,998
Telia Co. AB	1,970	7,758
Trelleborg AB, Class B	14,100	355,135

23

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, Class A	552	$12,581
Volvo AB, Class B	4,245	95,722

		7,572,087

Switzerland — 1.4%
ABB, Ltd.	32,722	1,130,969
Adecco Group AG	448	21,328
Alcon, Inc.	289	22,287
Baloise Holding AG	858	150,231
Barry Callebaut AG	10	22,979
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	7	81,489
Cie Financiere Richemont SA	587	85,127
Coca-Cola HBC AG	1,048	34,756
Credit Suisse Group AG	11,580	109,780
Geberit AG	24	16,312
Givaudan SA	349	1,447,809
Holcim, Ltd.	2,909	157,251
Julius Baer Group, Ltd.	174	11,366
Lonza Group AG	406	279,463
Nestle SA	10,510	1,354,024
Novartis AG	13,510	1,174,605
Partners Group Holding AG	530	737,397
Roche Holding AG (BR)	137	56,350
Roche Holding AG (NES)	4,685	1,811,530
SGS SA	27	76,996
Sika AG	4,106	1,437,089
Sonova Holding AG	232	82,422
Straumann Holding AG	46	76,045
Swiss Life Holding AG	43	27,631
Swiss Prime Site AG	93	9,189
Swiss Re AG	6,242	677,410
Tecan Group AG	130	63,184
Temenos AG	64	7,659
UBS Group AG	4,383	81,265
VAT Group AG*	539	219,298
Vifor Pharma AG	32	5,660
Zurich Insurance Group AG	288	137,522

		11,606,423

United Kingdom — 2.5%
3i Group PLC	2,640	49,186
Abrdn PLC	1,848	6,031
Admiral Group PLC	349	14,821
Anglo American PLC	1,769	77,575
Antofagasta PLC	3,082	56,335
Ashmore Group PLC	2,405	9,207
Ashtead Group PLC	6,168	440,613
Associated British Foods PLC	189	4,974
AstraZeneca PLC	7,236	839,650
Atlassian Corp. PLC, Class A†	4,209	1,365,147
Auto Trader Group PLC*	1,627	14,710
Aviva PLC	21,601	127,354
Babcock International Group PLC†	6	25
BAE Systems PLC	2,957	23,072
Barclays PLC	19,101	51,343
Bellway PLC	332	12,777
BP PLC	402,577	2,076,608
British American Tobacco PLC	83,607	3,558,383
British Land Co. PLC	1,226	9,144
BT Group PLC	6,762	17,904
Bunzl PLC	566	21,155

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Burberry Group PLC	574	$14,488
Coca-Cola Europacific Partners PLC	7,593	433,940
Compass Group PLC	7,854	178,279
Croda International PLC	155	16,700
Diageo PLC	34,862	1,757,285
Future PLC	272	11,558
GlaxoSmithKline PLC	7,255	160,553
Greggs PLC	582	21,159
Halma PLC	93	3,152
Hargreaves Lansdown PLC	473	8,567
HomeServe PLC	20,502	211,551
Howden Joinery Group PLC	19,889	219,288
HSBC Holdings PLC	28,346	203,168
IG Group Holdings PLC	10,342	113,825
Imperial Brands PLC	19,112	451,715
Informa PLC†	1,984	15,037
InterContinental Hotels Group PLC†	215	14,199
International Game Technology PLC	4,642	124,266
Intertek Group PLC	975	70,563
ITV PLC†	75,623	115,405
JD Sports Fashion PLC	88,178	225,594
Johnson Matthey PLC	3,357	88,508
Kingfisher PLC	85,317	383,402
Land Securities Group PLC	757	8,094
Legal & General Group PLC	8,104	31,616
Lloyds Banking Group PLC	955,803	665,444
London Stock Exchange Group PLC	462	45,128
M&G PLC	3,526	10,343
Melrose Industries PLC	5,081	10,344
Micro Focus International PLC	8	49
Mondi PLC	2,282	57,087
National Grid PLC	6,225	90,952
Natwest Group PLC	9,377	30,882
Nielsen Holdings PLC	599	11,297
NMC Health PLC†(1)	128	0
Pearson PLC	1,598	13,267
Phoenix Group Holdings PLC	23,286	208,711
Prudential PLC	3,598	60,514
Reckitt Benckiser Group PLC	957	77,611
RELX PLC	48,888	1,498,479
Rentokil Initial PLC	13,098	91,587
Rightmove PLC	83,132	731,264
Rio Tinto PLC	4,152	292,505
Rolls-Royce Holdings PLC†	7,552	11,789
Royalty Pharma PLC, Class A	561	22,446
Sage Group PLC	1,574	15,340
Schroders PLC	211	9,674
Segro PLC	2,260	39,653
Severn Trent PLC	568	21,993
Shell PLC	80,510	2,042,770
Smith & Nephew PLC	919	15,613
Smiths Group PLC	8,891	187,395
Spirax-Sarco Engineering PLC	66	11,838
SSE PLC	1,367	29,199
St James’s Place PLC	746	15,385
Standard Chartered PLC	25,219	184,610
Tate & Lyle PLC	5,213	49,844
Tesco PLC	75,334	301,572
Unilever PLC	8,195	416,639
United Utilities Group PLC	459	6,603
Vodafone Group PLC	29,721	52,290

		20,988,043

24

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States — 24.3%
10X Genomics, Inc., Class A†	126	$12,130
A.O. Smith Corp.	247	18,876
Abbott Laboratories	13,471	1,717,014
AbbVie, Inc.	9,533	1,304,972
Activision Blizzard, Inc.	1,409	111,325
Adobe, Inc.†	2,643	1,412,155
Advanced Micro Devices, Inc.†	5,985	683,786
AES Corp.	6,671	147,963
Affiliated Managers Group, Inc.	81	11,843
Aflac, Inc.	1,030	64,705
Agilent Technologies, Inc.	15,961	2,223,687
Airbnb, Inc., Class A†	489	75,291
Akamai Technologies, Inc.†	292	33,449
Alaska Air Group, Inc.†	209	11,441
Albemarle Corp.	238	52,536
Alexandria Real Estate Equities, Inc.	247	48,125
Align Technology, Inc.†	1,436	710,763
Alleghany Corp.†	329	218,456
Alliant Energy Corp.	953	57,047
Allstate Corp.	1,115	134,547
Alnylam Pharmaceuticals, Inc.†	200	27,520
Alphabet, Inc., Class A†	1,274	3,447,533
Alphabet, Inc., Class C†	1,922	5,216,250
Altice USA, Inc., Class A†	16,249	234,311
Altria Group, Inc.	588	29,917
Amazon.com, Inc.†	2,045	6,117,556
AMC Entertainment Holdings, Inc., Class A†	2,097	33,678
Ameren Corp.	1,428	126,721
American Airlines Group, Inc.†	1,082	17,821
American Electric Power Co., Inc.	1,896	171,398
American Express Co.	3,065	551,148
American Financial Group, Inc.	334	43,514
American Homes 4 Rent, Class A	13,909	544,259
American Tower Corp.	832	209,248
American Water Works Co., Inc.	1,429	229,783
Ameriprise Financial, Inc.	258	78,512
Amgen, Inc.	3,958	899,020
Analog Devices, Inc.	575	94,283
ANSYS, Inc.†	199	67,662
Anthem, Inc.	2,089	921,228
APA Corp.	606	20,125
Apple, Inc.	85,135	14,879,895
Applied Materials, Inc.	2,520	348,214
Arista Networks, Inc.†	667	82,915
Arthur J. Gallagher & Co.	985	155,571
Assurant, Inc.	95	14,488
AT&T, Inc.	123,829	3,157,639
Autodesk, Inc.†	451	112,655
Automatic Data Processing, Inc.	702	144,731
AutoZone, Inc.†	3	5,959
AvalonBay Communities, Inc.	1,301	317,743
Avantor, Inc.†	2,221	82,910
Avery Dennison Corp.	121	24,856
Axon Enterprise, Inc.†	2,674	374,173
Baker Hughes Co.	3,290	90,278
Ball Corp.	804	78,068
Bank of America Corp.	23,274	1,073,862
Bank of New York Mellon Corp.	572	33,897
Baxter International, Inc.	637	54,425
Berkshire Hathaway, Inc., Class B†	6,967	2,180,810

Security Description	Shares	Value (Note 2)
United States (continued)
Bio-Rad Laboratories, Inc., Class A†	53	$31,786
Bio-Techne Corp.	88	33,124
Biogen, Inc.†	1,568	354,368
BioMarin Pharmaceutical, Inc.†	348	30,843
Block, Inc. CDI†	101	11,527
Booking Holdings, Inc.†	484	1,188,767
BorgWarner, Inc.	1,004	44,025
Boston Properties, Inc.	208	23,313
Boston Scientific Corp.†	1,885	80,866
Brighthouse Financial, Inc.†	1,312	71,438
Bristol-Myers Squibb Co.	36,261	2,352,976
Broadcom, Inc.	898	526,120
Brown & Brown, Inc.	1,512	100,215
Brown-Forman Corp., Class B	3,594	242,343
Bruker Corp.	349	23,243
Burlington Stores, Inc.†	82	19,428
C.H. Robinson Worldwide, Inc.	698	73,046
Cable One, Inc.	13	20,081
Cadence Design Systems, Inc.†	596	90,675
Caesars Entertainment, Inc.†	727	55,354
Capital One Financial Corp.	6,395	938,338
Carrier Global Corp.	2,612	124,540
Catalent, Inc.†	1,046	108,711
Caterpillar, Inc.	2,638	531,715
CBRE Group, Inc., Class A†	547	55,433
Celanese Corp.	125	19,464
CenterPoint Energy, Inc.	1,706	48,382
Ceridian HCM Holding, Inc.†	128	9,705
Charles River Laboratories International, Inc.†	82	27,040
Charles Schwab Corp.	1,913	167,770
Charter Communications, Inc., Class A†	482	285,990
Chevron Corp.	3,343	439,036
Chipotle Mexican Grill, Inc.†	113	167,871
Cigna Corp.	5,833	1,344,273
Cincinnati Financial Corp.	554	65,278
Cintas Corp.	131	51,290
Cirrus Logic, Inc.†	135	12,074
Citigroup, Inc.	17,099	1,113,487
Citrix Systems, Inc.	192	19,572
Clean Harbors, Inc.†	168	15,548
CME Group, Inc.	413	94,783
CMS Energy Corp.	8,519	548,453
Coca-Cola Co.	15,055	918,506
Cognizant Technology Solutions Corp., Class A	622	53,131
Colgate-Palmolive Co.	6,957	573,605
Comcast Corp., Class A	59,232	2,961,008
Comerica, Inc.	219	20,319
ConocoPhillips	1,977	175,202
Consolidated Edison, Inc.	1,495	129,243
Continental Resources, Inc.	1,084	56,303
Copart, Inc.†	343	44,333
Corning, Inc.	610	25,644
CoStar Group, Inc.†	122	8,560
Costco Wholesale Corp.	2,167	1,094,617
Coterra Energy, Inc.	25,411	556,501
Coupa Software, Inc.†	122	16,381
Crowdstrike Holdings, Inc., Class A†	72	13,006
Crown Castle International Corp.	4,975	907,987
Crown Holdings, Inc.	287	32,833
CSX Corp.	4,049	138,557

25

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
CubeSmart	10,364	$525,869
Cummins, Inc.	253	55,883
CVS Health Corp.	8,787	935,903
D.R. Horton, Inc.	6,707	598,399
Danaher Corp.	5,247	1,499,540
Darden Restaurants, Inc.	522	73,012
Datadog, Inc., Class A†	70	7,123
Deere & Co.	538	202,503
Dell Technologies, Inc., Class C†	9,115	517,823
Devon Energy Corp.	15,094	763,304
Diamondback Energy, Inc.	120	15,139
Digital Realty Trust, Inc.	547	81,629
Discover Financial Services	178	20,604
Discovery, Inc., Class A†	860	24,003
Discovery, Inc., Class C†	1,470	40,205
DISH Network Corp., Class A†	842	26,439
Dollar General Corp.	971	202,434
Dollar Tree, Inc.†	1,216	159,564
Dominion Energy, Inc.	3,206	258,596
Domino’s Pizza, Inc.	166	75,472
Donaldson Co., Inc.	875	48,703
DraftKings, Inc., Class A†	1,142	25,227
DT Midstream, Inc.	328	16,958
DTE Energy Co.	17,883	2,153,650
Duke Energy Corp.	2,728	286,604
Duke Realty Corp.	618	35,708
DuPont de Nemours, Inc.	1,329	101,801
DXC Technology Co.†	421	12,664
Dynatrace, Inc.†	609	33,410
East West Bancorp, Inc.	1,085	93,679
EastGroup Properties, Inc.	123	24,589
Eastman Chemical Co.	861	102,399
eBay, Inc.	984	59,109
Ecolab, Inc.	847	160,464
Edison International	1,671	104,922
Elanco Animal Health, Inc.†	3,117	81,167
Electronic Arts, Inc.	1,195	158,529
Eli Lilly & Co.	5,348	1,312,346
Enphase Energy, Inc.†	236	33,151
Entergy Corp.	7,464	834,251
EOG Resources, Inc.	20,416	2,275,976
EPAM Systems, Inc.†	551	262,353
EQT Corp.†	800	17,000
Equifax, Inc.	3,446	826,213
Equinix, Inc.	170	123,233
Equity LifeStyle Properties, Inc.	123	9,630
Equity Residential	8,536	757,399
Erie Indemnity Co., Class A	243	44,736
Essential Utilities, Inc.	526	25,637
Essex Property Trust, Inc.	107	35,578
Estee Lauder Cos., Inc., Class A	6,370	1,986,102
Etsy, Inc.†	154	24,190
Evergy, Inc.	3,093	200,921
Eversource Energy	1,080	96,649
Exact Sciences Corp.†	247	18,861
Exelon Corp.	3,644	211,170
Expedia Group, Inc.†	4,055	743,241
Expeditors International of Washington, Inc.	3,727	426,667
Extra Space Storage, Inc.	234	46,376
Exxon Mobil Corp.	11,766	893,745
FactSet Research Systems, Inc.	889	375,060

Security Description	Shares	Value (Note 2)
United States (continued)
Fastenal Co.	2,326	$131,838
Federal Realty Investment Trust	117	14,916
Fidelity National Financial, Inc.	2,191	110,317
Fidelity National Information Services, Inc.	13,408	1,607,887
First Horizon Corp.	2,382	40,756
First Republic Bank	803	139,393
FirstEnergy Corp.	2,288	96,004
Fiserv, Inc.†	732	77,372
Flowserve Corp.	1,358	44,298
Foot Locker, Inc.	404	18,051
Ford Motor Co.	7,530	152,859
Fortinet, Inc.†	537	159,618
Fortive Corp.	522	36,822
Fox Corp., Class A	3,427	139,170
Fox Corp., Class B	589	21,899
Freeport-McMoRan, Inc.	1,044	38,858
Gap, Inc.	358	6,469
Gartner, Inc.†	1,408	413,797
General Motors Co.†	2,444	128,872
Genuine Parts Co.	5,604	746,621
Gilead Sciences, Inc.	6,450	442,986
Global Payments, Inc.	387	58,004
GoDaddy, Inc., Class A†	631	47,773
Goldman Sachs Group, Inc.	387	137,261
H&R Block, Inc.	2,326	53,172
Halliburton Co.	3,570	109,742
Harley-Davidson, Inc.	656	22,678
Hartford Financial Services Group, Inc.	1,722	123,760
Hasbro, Inc.	51	4,716
Healthpeak Properties, Inc.	617	21,823
HEICO Corp.	80	10,911
HEICO Corp., Class A	202	22,159
Hess Corp.	413	38,116
Hewlett Packard Enterprise Co.	10,108	165,064
Highwoods Properties, Inc.	302	13,022
Hilton Worldwide Holdings, Inc.†	782	113,476
Home Depot, Inc.	1,923	705,703
Honeywell International, Inc.	15,341	3,136,928
Host Hotels & Resorts, Inc.†	125	2,168
HP, Inc.	2,930	107,619
HubSpot, Inc.†	15	7,332
IDEXX Laboratories, Inc.†	2,196	1,114,031
Illinois Tool Works, Inc.	400	93,568
Illumina, Inc.†	369	128,715
Incyte Corp.†	1,473	109,488
Ingersoll Rand, Inc.	242	11,130
Intel Corp.	24,542	1,198,140
Intercontinental Exchange, Inc.	2,078	263,199
International Business Machines Corp.	1,437	191,940
International Flavors & Fragrances, Inc.	962	126,907
Interpublic Group of Cos., Inc.	1,450	51,533
Intuit, Inc.	6,324	3,511,275
Intuitive Surgical, Inc.†	105	29,839
Invitation Homes, Inc.	4,964	208,389
IPG Photonics Corp.†	48	7,415
IQVIA Holdings, Inc.†	416	101,878
Iridium Communications, Inc.†	422	15,141
Iron Mountain, Inc.	512	23,511
JB Hunt Transport Services, Inc.	107	20,602
Johnson & Johnson	32,184	5,544,981
JPMorgan Chase & Co.	7,594	1,128,468
Juniper Networks, Inc.	4,199	146,209

26

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Keysight Technologies, Inc.†	1,118	$188,741
Kimco Realty Corp.	1,027	24,915
Kinder Morgan, Inc.	3,183	55,257
KLA Corp.	240	93,425
Laboratory Corp. of America Holdings†	1,904	516,669
Lam Research Corp.	458	270,183
Lamb Weston Holdings, Inc.	244	15,667
Landstar System, Inc.	81	12,960
Las Vegas Sands Corp.†	823	36,047
Leidos Holdings, Inc.	76	6,798
Lennar Corp., Class A	4,532	435,571
Lennox International, Inc.	24	6,807
LHC Group, Inc.†	287	35,617
Liberty Broadband Corp., Class A†	57	8,342
Liberty Broadband Corp., Class C†	270	40,071
Liberty Media Corp. - Liberty Formula One, Series C†	404	24,333
Liberty Media Corp. - Liberty SiriusXM, Series A†	132	6,105
Liberty Media Corp. - Liberty SiriusXM, Series C†	522	24,289
Life Storage, Inc.	1,595	215,245
Lincoln National Corp.	129	9,027
Live Nation Entertainment, Inc.†	617	67,568
LKQ Corp.	1,559	85,574
Lockheed Martin Corp.	805	313,250
Loews Corp.	833	49,697
Lowe’s Cos., Inc.	4,389	1,041,729
Lucid Group, Inc.†	1,394	40,970
Lululemon Athletica, Inc.†	206	68,755
Lyft, Inc., Class A†	618	23,805
Macy’s, Inc.	3,563	91,213
Manhattan Associates, Inc.†	1,084	145,115
ManpowerGroup, Inc.	123	12,899
Marathon Oil Corp.	4,966	96,688
Marathon Petroleum Corp.	1,026	73,616
Markel Corp.†	25	30,819
Marriott International, Inc., Class A†	771	124,224
Marsh & McLennan Cos., Inc.	9,002	1,383,067
Masco Corp.	2,102	133,120
Masimo Corp.†	54	11,873
MasTec, Inc.†	407	35,055
Mastercard, Inc., Class A	1,511	583,820
Match Group, Inc.†	471	53,082
McCormick & Co., Inc.	111	4,628
McDonald’s Corp.	1,990	516,305
McKesson Corp.	808	207,430
Merck & Co., Inc.	50,390	4,105,777
Meta Platforms, Inc., Class A†	5,276	1,652,760
MetLife, Inc.	34,307	2,300,627
Mettler-Toledo International, Inc.†	444	653,870
MGM Resorts International	971	41,481
Microchip Technology, Inc.	399	30,915
Micron Technology, Inc.	416	34,224
Microsoft Corp.	49,277	15,324,161
Mid-America Apartment Communities, Inc.	143	29,555
Moderna, Inc.†	1,373	232,490
Mondelez International, Inc., Class A	1,846	123,737
Monolithic Power Systems, Inc.	753	303,406
Moody’s Corp.	2,641	905,863

Security Description	Shares	Value (Note 2)
United States (continued)
Morgan Stanley	1,746	$179,035
Motorola Solutions, Inc.	75	17,396
MSCI, Inc.	70	37,528
NetApp, Inc.	481	41,611
Netflix, Inc.†	1,113	475,407
Neurocrine Biosciences, Inc.†	311	24,575
Newmont Corp.	1,583	96,832
News Corp., Class A	798	17,748
News Corp., Class B	203	4,515
Nexstar Media Group, Inc., Class A	277	45,810
NextEra Energy, Inc.	14,948	1,167,738
NIKE, Inc., Class B	3,129	463,311
NiSource, Inc.	4,161	121,418
Norfolk Southern Corp.	438	119,132
Northern Trust Corp.	46	5,365
NortonLifeLock, Inc.	655	17,037
NOV, Inc.	3,310	54,350
Novavax, Inc.†	177	16,585
NRG Energy, Inc.	1,593	63,608
Nucor Corp.	194	19,672
Nutanix, Inc., Class A†	448	12,248
NVIDIA Corp.	6,347	1,554,126
NVR, Inc.†	61	324,960
Occidental Petroleum Corp.	1,358	51,156
OGE Energy Corp.	2,594	98,364
Okta, Inc.†	3,518	696,177
Old Dominion Freight Line, Inc.	141	42,572
Omnicom Group, Inc.	748	56,369
ONEOK, Inc.	1,014	61,530
Oracle Corp.	3,017	244,860
Organon & Co.	424	13,530
Otis Worldwide Corp.	6,846	584,854
PACCAR, Inc.	652	60,629
Palantir Technologies, Inc.†	384	5,265
Palo Alto Networks, Inc.†	12	4,465
Park Hotels & Resorts, Inc.†	2,985	54,327
Parker-Hannifin Corp.	13	4,030
Paychex, Inc.	1,454	171,223
Paycom Software, Inc.†	258	86,507
Paylocity Holding Corp.†	276	56,298
PayPal Holdings, Inc.†	1,914	329,093
Peloton Interactive, Inc., Class A†	1,422	38,863
Penn National Gaming, Inc.†	277	12,634
Penske Automotive Group, Inc.	234	23,781
People’s United Financial, Inc.	715	13,857
PepsiCo, Inc.	1,616	280,408
PerkinElmer, Inc.	341	58,710
Pfizer, Inc.	30,166	1,589,447
PG&E Corp.†	5,669	72,507
Philip Morris International, Inc.	16,440	1,690,854
Phillips 66	715	60,625
Pinnacle West Capital Corp.	188	13,087
Pioneer Natural Resources Co.	382	83,616
PNC Financial Services Group, Inc.	326	67,153
Pool Corp.	212	100,965
Power Integrations, Inc.	562	45,359
PPG Industries, Inc.	825	128,865
PPL Corp.	4,541	134,777
Principal Financial Group, Inc.	199	14,539
Procter & Gamble Co.	1,355	217,410
Progressive Corp.	2,238	243,181
Prologis, Inc.	6,832	1,071,394
Prudential Financial, Inc.	363	40,500

27

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
PTC, Inc.†	227	$26,391
Public Service Enterprise Group, Inc.	3,796	252,548
Public Storage	284	101,823
PulteGroup, Inc.	5,448	287,055
Pure Storage, Inc., Class A†	1,998	52,927
PVH Corp.	408	38,764
QUALCOMM, Inc.	1,050	184,548
Quanta Services, Inc.	238	24,447
Ralph Lauren Corp.	5,371	595,322
Realty Income Corp.	864	59,970
Regency Centers Corp.	231	16,574
Regeneron Pharmaceuticals, Inc.†	491	298,818
Regions Financial Corp.	6,075	139,360
Reinsurance Group of America, Inc.	212	24,344
Republic Services, Inc.	1,576	201,192
RingCentral, Inc., Class A†	576	101,658
Rivian Automotive, Inc., Class A†	699	45,952
Robert Half International, Inc.	269	30,467
Rollins, Inc.	345	10,643
Ross Stores, Inc.	624	60,996
Royal Gold, Inc.	4,604	467,536
Ryder System, Inc.	4,724	345,750
S&P Global, Inc.	7,410	3,076,780
Sabra Health Care REIT, Inc.	1,405	19,122
salesforce.com, Inc.†	3,305	768,842
Sarepta Therapeutics, Inc.†	295	21,113
SBA Communications Corp.	2,362	768,689
Seagen, Inc.†	559	75,191
Sempra Energy	893	123,377
Semtech Corp.†	295	20,975
Service Corp. International	10,366	639,790
ServiceNow, Inc.†	3,755	2,199,604
Sherwin-Williams Co.	546	156,434
Simon Property Group, Inc.	3,540	521,088
Sirius XM Holdings, Inc.	65,014	413,489
SiteOne Landscape Supply, Inc.†	313	56,378
Snap-on, Inc.	2,146	446,904
SolarEdge Technologies, Inc.†	221	52,647
Southern Co.	2,600	180,674
Starbucks Corp.	3,410	335,271
State Street Corp.	174	16,443
Stifel Financial Corp.	2,112	158,189
STORE Capital Corp.	990	31,393
Sun Communities, Inc.	1,613	304,792
Synchrony Financial	60	2,555
Synopsys, Inc.†	241	74,831
T-Mobile US, Inc.†	1,334	144,299
T. Rowe Price Group, Inc.	77	11,891
Take-Two Interactive Software, Inc.†	207	33,811
Tapestry, Inc.	5,226	198,327
Target Corp.	1,738	383,107
Teradyne, Inc.	312	36,638
Tesla, Inc.†	3,813	3,571,713
Texas Instruments, Inc.	1,076	193,131
Texas Pacific Land Corp.	13	13,975
Thermo Fisher Scientific, Inc.	1,769	1,028,320
TJX Cos., Inc.	2,788	200,652
Trade Desk, Inc., Class A†	70	4,868
Travel & Leisure Co.	502	28,514
Travelers Cos., Inc.	14,230	2,364,741
Truist Financial Corp.	2,429	152,590
Twitter, Inc.†	7,615	285,639

Security Description	Shares	Value (Note 2)
United States (continued)
Tyler Technologies, Inc.†	27	$12,793
Uber Technologies, Inc.†	2,472	92,453
UDR, Inc.	386	21,940
UGI Corp.	9,667	438,398
Under Armour, Inc., Class A†	315	5,931
Under Armour, Inc., Class C†	359	5,740
Union Pacific Corp.	2,767	676,670
United Airlines Holdings, Inc.†	540	23,155
United Parcel Service, Inc., Class B	7,144	1,444,588
United Rentals, Inc.†	534	170,944
United Therapeutics Corp.†	300	60,561
UnitedHealth Group, Inc.	966	456,503
Unity Software, Inc.†	154	16,193
US Bancorp	12,412	722,254
Vail Resorts, Inc.	117	32,421
Valero Energy Corp.	682	56,586
Valvoline, Inc.	649	21,378
Veeva Systems, Inc., Class A†	180	42,577
Ventas, Inc.	776	41,144
VeriSign, Inc.†	85	18,460
Verisk Analytics, Inc.	311	60,996
Verizon Communications, Inc.	4,449	236,820
Vertex Pharmaceuticals, Inc.†	987	239,890
VF Corp.	1,058	68,992
ViacomCBS, Inc., Class B	2,379	79,578
Viatris, Inc.	9,232	138,203
Visa, Inc., Class A	14,876	3,364,505
Vistra Corp.	3,998	87,196
VMware, Inc., Class A	1,684	216,360
Vontier Corp.	1,125	31,624
Voya Financial, Inc.	4,336	294,675
Walmart, Inc.	24,164	3,378,369
Walt Disney Co.†	4,304	615,343
Waste Management, Inc.	454	68,300
Waters Corp.†	132	42,256
Watsco, Inc.	36	10,172
WEC Energy Group, Inc.	1,445	140,223
Wells Fargo & Co.	3,555	191,259
Welltower, Inc.	722	62,547
West Pharmaceutical Services, Inc.	101	39,715
Western Alliance Bancorp	458	45,429
Western Digital Corp.†	2,104	108,861
Westinghouse Air Brake Technologies Corp.	89	6,927
WestRock Co.	241	11,125
Weyerhaeuser Co.	1,214	49,082
Williams Cos., Inc.	3,945	118,113
Wintrust Financial Corp.	1,689	165,640
Workday, Inc., Class A†	4,464	1,129,437
WR Berkley Corp.	833	70,389
WW Grainger, Inc.	290	143,582
Wynn Resorts, Ltd.†	296	25,293
Xcel Energy, Inc.	1,568	109,227
Xilinx, Inc.	296	57,291
XPO Logistics, Inc.†	1,446	95,682
Xylem, Inc.	135	14,178
Yum! Brands, Inc.	1,194	149,453
Zebra Technologies Corp., Class A†	65	33,093
Zendesk, Inc.†	73	7,191
Zions Bancorp NA	261	17,701
Zoetis, Inc.	8,304	1,659,056
Zoom Video Communications, Inc., Class A†	97	14,965

28

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
Zscaler, Inc.†	90	$23,140

		202,022,279

Total Common Stocks (cost $364,720,021)		372,251,603

U.S. GOVERNMENT TREASURIES — 43.8%
United States Treasury Notes 0.63% due 05/15/2030	$32,500,000	29,676,562
0.63% due 08/15/2030	49,500,000	45,070,137
0.88% due 11/15/2030	42,750,000	39,680,683
1.13% due 02/15/2031	40,000,000	37,873,438
1.25% due 08/15/2031	33,000,000	31,484,062
1.38% due 11/15/2031	31,500,000	30,358,125
1.50% due 02/15/2030	29,622,700	29,081,160
1.63% due 05/15/2031	48,000,000	47,415,000
1.63% due 08/15/2029	18,967,800	18,824,060
1.75% due 11/15/2029	13,934,000	13,954,683
2.38% due 05/15/2029	18,308,800	19,096,937
2.63% due 02/15/2029	21,253,400	22,492,075

Total U.S. Government Treasuries (cost $377,146,182)		365,006,922

OPTIONS - PURCHASED† — 0.5%
Exchanged-Traded Put Option - Purchased(2) (cost $4,657,244)	920	3,758,200

WARRANTS — 0.0%
Occidental Petroleum Corp.† Expires 08/03/2027	234	4,310
Cie Financiere Richemont SA† Expires 11/22/2023	1,210	1,241

Total Warrants (cost $1,155)		5,551

Total Long-Term Investment Securities (cost $746,524,602)		741,022,276

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 7.0%
Registered Investment Companies — 1.2%
State Street Institutional Treasury Money Market Fund, Premier Class 0.01%(3)	10,072,047	$10,072,047

U.S. Government Treasuries — 5.8%
United States Treasury Bills 0.04% due 03/17/2022	$8,000,000	7,999,680
0.05% due 02/03/2022	6,000,000	5,999,989
0.05% due 04/21/2022	8,000,000	7,997,059
0.06% due 05/19/2022	8,000,000	7,993,758
0.09% due 06/16/2022	9,000,000	8,988,829
0.28% due 07/14/2022	9,000,000	8,982,708

		47,962,023

Total Short-Term Investment Securities (cost $58,055,296)		58,034,070

TOTAL INVESTMENTS — (cost $804,579,898) (4)	96.0%	799,056,346
Other assets less liabilities	4.0	33,396,566

NET ASSETS	100.0%	$832,452,912

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $2,198,883 representing 0.3% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Options — Purchased:

Exchanged-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 1/31/2022	Unrealized Appreciation (Depreciation)
S&P 500 Index	May 2022	$3,600	920	$415,430,600	$4,657,244	$3,758,200	$(899,044)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of January 31, 2022
(4)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

ASX — Australian Securities Exchange

BR — Bearer Shares

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

LSE — London Stock Exchange

NES — Non-Voting Equity Securities

29

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

93	Long	FTSE 100 Index	March 2022	$8,959,029	$9,309,355	$350,326

27	Long	FTSE/MIB Index	March 2022	4,020,889	4,092,164	71,275

37	Short	S&P 500 E-Mini Index	March 2022	8,698,232	8,332,862	365,370

81	Short	U.S. Ultra Bonds	March 2022	15,620,187	15,303,938	316,249

						$1,103,220

						Unrealized (Depreciation)

42	Long	IBEX 35 Index	February 2022	$4,150,757	$4,096,549	$(54,208)

559	Long	MSCI EAFE Index	March 2022	63,857,529	62,476,635	(1,380,894)

413	Long	S&P 500 E-Mini Index	March 2022	94,925,498	93,012,762	(1,912,736)

153	Long	TOPIX Index	March 2022	26,379,046	25,509,997	(869,049)

						$(4,216,887)

	Net Unrealized Appreciation (Depreciation)					$(3,113,667)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	JPY	363,593,619	USD	3,178,391	03/16/2022	$17,636	$—
	USD	80,776	SEK	731,000	03/16/2022	—	(2,348)

						17,636	(2,348)

Citibank N.A.	USD	79,819	SGD	109,000	03/16/2022	852	—

Deutsche Bank AG	AUD	15,537,106	USD	11,060,083	03/16/2022	72,502	—
	EUR	742,000	USD	843,206	03/16/2022	8,834	—
	JPY	483,911,330	USD	4,265,445	03/16/2022	58,757	—
	USD	330,298	AUD	464,000	03/16/2022	—	(2,165)
	USD	2,258,650	EUR	2,000,000	03/16/2022	—	(9,667)

						140,093	(11,832)

JPMorgan Chase Bank	CAD	38,100	USD	29,760	03/16/2022	—	(211)
	EUR	9,814,735	USD	11,141,918	03/16/2022	105,333	—
	GBP	249,000	USD	339,278	03/16/2022	4,483	—
	JPY	1,060,599,039	USD	9,415,739	03/16/2022	195,848	—
	NOK	98,000	USD	10,747	03/16/2022	—	(263)
	SEK	2,850,000	USD	313,852	03/16/2022	8,085	—
	USD	270,194	CHF	249,000	03/16/2022	—	(1,172)
	USD	2,635,005	JPY	300,000,000	03/16/2022	—	(27,076)

						313,749	(28,722)

Morgan Stanley and Co	AUD	580,000	USD	416,552	03/16/2022	6,385	—
	USD	1,831,803	AUD	2,537,729	03/16/2022	—	(37,164)
	USD	116,736	CHF	107,000	03/16/2022	—	(1,132)
	USD	352,144	GBP	265,000	03/16/2022	4,164	—
	USD	176,032	JPY	19,835,000	03/16/2022	—	(3,605)
	USD	52,410	NZD	77,000	03/16/2022	—	(1,780)

						10,549	(43,681)

UBS AG . . . .	USD	35,297,562	EUR	31,097,436	03/16/2022	—	(328,764)

Net Unrealized Appreciation/(Depreciation)						$482,879	$(415,347)

30

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

AUD	— Australian Dollar	NOK	— Norwegian Krone
CAD	— Canadian Dollar	NZD	— New Zealand Dollar
CHF	— Swiss Franc	SEK	— Swedish Krona
EUR	— Euro Currency	SGD	— Singapore Dollar
GBP	— British Pound	USD	— United States Dollar
JPY	— Japanese Yen

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$—	$20,988,043	**	$0	$20,988,043
Other Countries	214,219,203	137,044,357	**	—	351,263,560
U.S. Government Treasuries	—	365,006,922		—	365,006,922
Options-Purchased	3,758,200	—		—	3,758,200
Warrants	5,551	—		—	5,551
Short-Term Investment Securities:
Registered Investment Companies	10,072,047	—		—	10,072,047
U.S. Government Treasuries	—	47,962,023		—	47,962,023

Total Investments at Value	$228,055,001	$571,001,345		$0	$799,056,346

Other Financial Instruments:+
Futures Contracts	$681,619	$421,601	**	$—	$1,103,220
Forward Foreign Currency Contracts	—	482,879		—	482,879

Total Other Financial Instruments	$681,619	$904,480		$—	$1,586,099

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$3,293,630	$923,257		$—	$4,216,887
Forward Foreign Currency Contracts	—	415,347		—	415,347

Total Other Financial Instruments	$3,293,630	$1,338,604		$—	$4,632,234

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Financial Statements

31

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

United States Treasury Notes	49.1%
Commercial Paper	18.6
SupraNational Banks	9.8
Banks-Commercial	7.9
Regional Authority	4.9
Banks-Export/Import	2.9
Banks-Special Purpose	2.8
Sovereign Agency	2.3
Registered Investment Companies	1.9
Certificates of Deposit	1.4

101.6%

Credit Quality†#

Aaa	77.5%
Aa	10.0
A	3.4
Not Rated@	9.1

100.0%

*	Calculated as a percentage of net assets.
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

32

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 23.4%
Banks-Commercial — 7.9%
Bank of Montreal FRS Senior Notes 0.20% (SOFR+0.15%) due 09/02/2022	$3,750,000	$3,749,087
Bank of Montreal FRS Senior Notes 0.25% (SOFR+0.20%) due 02/11/2022	1,500,000	1,500,082
Bank of Nova Scotia FRS Senior Notes 0.20% (SOFR+0.15%) due 08/19/2022	7,000,000	6,998,951
Royal Bank of Canada Senior Notes 0.20% due 10/11/2022	5,000,000	4,998,245
Swedbank AB Senior Notes 0.60% due 09/25/2023*	1,000,000	986,411
Toronto-Dominion Bank FRS Senior Notes 0.27% (SOFR+0.22%) due 06/02/2023	6,000,000	6,005,621
Toronto-Dominion Bank FRS Senior Notes 0.29% (SOFR+0.24%) due 01/06/2023	3,879,000	3,879,344
Westpac Banking Corp. FRS Senior Notes 0.22% (SOFR+0.17%) due 04/19/2022	1,000,000	1,000,234

		29,117,975

Banks-Export/Import — 2.9%
Swedish Export Credit Corp. FRS Senior Notes 1.05% (SOFR+1.00%) due 12/19/2022	3,750,000	3,778,912
Swedish Export Credit Corp. FRS Senior Notes 1.05% (SOFR+1.00%) due 05/25/2023	6,750,000	6,825,417

		10,604,329

Banks-Special Purpose — 2.8%
Landeskreditbank Baden-Wuerttemberg Foerderbank FRS Government Guar. Notes 0.40% (SOFR+0.35%) due 03/15/2022	10,600,000	10,602,714

SupraNational Banks — 9.8%
European Bank for Reconstruction & Development FRS Senior Notes 0.31% (SOFR+0.26%) due 08/19/2022	6,625,000	6,631,360
European Bank for Reconstruction & Development FRS Senior Notes 0.31% (SOFR+0.26%) due 03/13/2023	1,940,000	1,943,492
European Investment Bank FRS Senior Notes 0.30% (SOFR+0.25%) due 01/30/2023	6,000,000	6,009,600

Security Description	Principal Amount	Value (Note 2)
SupraNational Banks (continued)
Inter-American Development Bank Senior Notes 0.25% due 11/15/2023	$3,000,000	$2,950,307
Inter-American Development Bank FRS Senior Notes 0.31% (SOFR+0.26%) due 09/16/2022	6,445,000	6,452,218
Inter-American Development Bank Senior Notes 2.63% due 01/16/2024	1,000,000	1,026,633
International Bank for Reconstruction & Development FRS Senior Notes 0.18% (SOFR+0.13%) due 01/13/2023	7,500,000	7,502,850
International Finance Corp. FRS Senior Notes 0.14% (SOFR+0.09%) due 06/30/2023	3,600,000	3,599,496

		36,115,956

Total Foreign Corporate Bonds & Notes (cost $86,486,584)		86,440,974

FOREIGN GOVERNMENT OBLIGATIONS — 7.2%
Regional Authority — 4.9%
Province of Alberta, Canada Senior Notes 3.35% due 11/01/2023	9,367,000	9,711,763
Province of Ontario, Canada Senior Notes 3.05% due 01/29/2024	2,000,000	2,069,078
Province of Ontario, Canada Senior Notes 3.40% due 10/17/2023	6,000,000	6,222,185

		18,003,026

Sovereign Agency — 2.3%
Kommunalbanken AS FRS Senior Notes 0.21% (SOFR+0.16%) due 10/27/2023*	8,500,000	8,502,210

Total Foreign Government Obligations (cost $26,592,755)		26,505,236

U.S. GOVERNMENT TREASURIES — 49.1%
United States Treasury Notes — 49.1%
0.13% due 08/31/2023	21,600,000	21,291,187
0.13% due 09/15/2023	37,900,000	37,341,863
0.13% due 10/15/2023	38,750,000	38,123,340
0.13% due 12/15/2023	2,500,000	2,453,516
0.13% due 01/15/2024	500,000	490,039
0.25% due 09/30/2023	37,900,000	37,398,121
0.25% due 11/15/2023	4,000,000	3,939,375
0.38% due 10/31/2023	36,000,000	35,552,812
0.50% due 11/30/2023	1,500,000	1,482,949
2.63% due 12/31/2023	3,000,000	3,082,852

Total U.S. Government Treasuries (cost $183,056,162)		181,156,054

Total Long-Term Investment Securities (cost $296,135,501)		294,102,264

33

SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 21.9%
Certificates of Deposit — 1.4%
Westpac Banking Corp. FRS 0.18% (SOFR+0.13%) due 05/09/2022	$5,000,000	$5,000,708
Bank of Montreal FRS 0.20% (SOFR+0.15%) due 09/27/2022	2,000,000	1,999,337

		7,000,045

Commercial Paper — 18.6%
Alphabet, Inc. 0.18% due 02/25/2022*	2,000,000	1,999,903
Bank of Nova Scotia 0.17% due 02/24/2022*	2,500,000	2,499,883
Canadian Imperial Bank 0.15% due 02/11/2022*	5,500,000	5,499,876
Commonwealth Bank of Australia 0.18% due 09/29/2022*	2,000,000	1,999,077
Commonwealth Bank of Australia 0.21% due 03/16/2022*	4,000,000	3,999,492
Erste Abwicklungsanstalt 0.15% due 02/14/2022*	4,000,000	3,999,891
FMS Wertmanagement 0.12% due 02/23/2022*	2,250,000	2,249,861
KFW 0.12% due 02/08/2022*	1,000,000	999,987
KFW 0.13% due 02/10/2022*	7,250,000	7,249,879
National Australia Bank, Ltd. 0.14% due 02/14/2022*	1,500,000	1,499,957
National Australia Bank, Ltd. 0.15% due 05/06/2022*	2,000,000	1,999,841
Nordea Bank Abp 0.14% due 02/09/2022*	1,000,000	999,982
NRW.Bank 0.19% due 03/09/2022*	2,000,000	1,999,873
Oesterreichische Kontrollbank AG 0.14% due 03/02/2022	1,000,000	999,925
PSP Capital, Inc. 0.13% due 02/17/2022*	6,000,000	5,999,793
PSP Capital, Inc. 0.13% due 04/06/2022*	2,500,000	2,499,264
PSP Capital, Inc. 0.22% due 04/19/2022*	2,000,000	1,999,142
Royal Bank of Canada 0.30% due 12/01/2022*	5,000,000	5,000,839
Skandinaviska Enskilda Banken AB 0.15% due 03/15/2022*	1,000,000	999,878

Security Description	Principal Amount	Value (Note 2)
Commercial Paper (continued)
Skandinaviska Enskilda Banken AB 0.17% due 04/04/2022*	$1,500,000	$1,499,622
Skandinaviska Enskilda Banken AB 0.18% due 03/15/2022*	2,600,000	2,599,683
Skandinaviska Enskilda Banken AB 0.22% due 03/15/2022*	5,000,000	4,999,391
Svenska Handelsbanken AB 0.13% due 02/17/2022	1,500,000	1,499,950
Swedbank AB 0.27% due 04/20/2022	600,000	599,746
Toronto Dominion Bank 0.16% due 02/24/2022*	1,000,000	999,953

		66,694,688

Registered Investment Companies — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	6,969,723	6,969,723

Total Short-Term Investment Securities (cost $80,662,049)		80,664,456

TOTAL INVESTMENTS (cost $376,797,550)(2)	101.6%	374,766,720
Liabilities in excess of other assets	(1.6)	(5,992,654)

NET ASSETS	100.0%	$368,774,066

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $73,083,688 representing 19.8% of net assets.
(1)	The rate shown is the 7-day yield as of January 31, 2022.
(2)	See Note 3 for cost of investments on a tax basis.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates as of January 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Foreign Corporate Bonds & Notes	$—	$86,440,974	$—	$86,440,974
Foreign Government Obligations	—	26,505,236	—	26,505,236
U.S. Government Treasuries	—	181,156,054	—	181,156,054
Short-Term Investment Securities:
Registered Investment Companies	6,969,723	—	—	6,969,723
Other Short-Term Securities	—	73,694,733	—	73,694,733

Total Investments at Value	$6,969,723	$367,796,997	$—	$374,766,720

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

34

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Banks-Commercial	11.6%
Semiconductor Components-Integrated Circuits	7.5
Internet Content-Information/News	6.1
Exchange-Traded Funds	6.0
Electronic Components-Semiconductors	6.0
E-Commerce/Products	4.3
Oil Companies-Integrated	3.2
Auto-Cars/Light Trucks	2.3
Diversified Financial Services	2.2
Computer Services	2.1
Oil Refining & Marketing	1.9
Cellular Telecom	1.3
Real Estate Operations & Development	1.3
Web Portals/ISP	1.2
Electronic Components-Misc.	1.2
Telecom Services	1.1
Chemicals-Diversified	1.1
Insurance-Life/Health	1.0
Steel-Producers	1.0
Metal-Iron	0.9
Petrochemicals	0.8
Medical-Drugs	0.7
Finance-Mortgage Loan/Banker	0.7
Entertainment Software	0.7
Computers	0.7
Building Products-Cement	0.6
Insurance-Multi-line	0.6
Medical Labs & Testing Services	0.6
Retail-Apparel/Shoe	0.6
Food-Retail	0.5
Gold Mining	0.5
Internet Content-Entertainment	0.5
Gas-Distribution	0.5
Brewery	0.5
Cosmetics & Toiletries	0.5
Medical-Biomedical/Gene	0.4
Electric-Generation	0.4
Transport-Marine	0.4
Oil Companies-Exploration & Production	0.4
Circuit Boards	0.4
Real Estate Management/Services	0.4
Wireless Equipment	0.4
Electric-Integrated	0.4
Insurance-Property/Casualty	0.4
Finance-Investment Banker/Broker	0.4
Platinum	0.4
Food-Misc./Diversified	0.3
Food-Dairy Products	0.3
Building-Heavy Construction	0.3
U.S. Government Treasuries	0.3
Agricultural Chemicals	0.3
Beverages-Non-alcoholic	0.3
Retail-Restaurants	0.3
Soap & Cleaning Preparation	0.3
Tobacco	0.3
Metal-Diversified	0.3
Photo Equipment & Supplies	0.3
Auto/Truck Parts & Equipment-Original	0.3
Textile-Apparel	0.3
Medical-Hospitals	0.3
E-Commerce/Services	0.3

Non-Ferrous Metals	0.3%
Finance-Other Services	0.3
Retail-Automobile	0.3
Medical-Generic Drugs	0.3
Audio/Video Products	0.3
Airport Development/Maintenance	0.3
Banks-Regional	0.2
Retail-Hypermarkets	0.2
Coal	0.2
Power Converter/Supply Equipment	0.2
Diversified Operations	0.2
Coatings/Paint	0.2
Electric-Transmission	0.2
Applications Software	0.2
Investment Management/Advisor Services	0.2
Chemicals-Plastics	0.2
Retail-Convenience Store	0.2
Auto-Heavy Duty Trucks	0.2
Energy-Alternate Sources	0.2
Metal-Aluminum	0.2
Transport-Services	0.2
Hotels/Motels	0.2
Finance-Leasing Companies	0.2
Retail-Drug Store	0.2
Communications Software	0.2
Miscellaneous Manufacturing	0.2
Food-Baking	0.2
Investment Companies	0.1
Finance-Consumer Loans	0.1
Paper & Related Products	0.1
Telephone-Integrated	0.1
Machinery-General Industrial	0.1
Warehousing & Harbor Transportation Services	0.1
Independent Power Producers	0.1
Retail-Jewelry	0.1
Appliances	0.1
Building & Construction-Misc.	0.1
Medical-HMO	0.1
Enterprise Software/Service	0.1
Retail-Misc./Diversified	0.1
Food-Meat Products	0.1
Banks-Money Center	0.1
Diversified Minerals	0.1
Non-Hazardous Waste Disposal	0.1
Capacitors	0.1
Food-Confectionery	0.1
Transport-Rail	0.1
Metal-Copper	0.1
Airlines	0.1
Building & Construction Products-Misc.	0.1
Water	0.1
Food-Wholesale/Distribution	0.1
Distribution/Wholesale	0.1
Motorcycle/Motor Scooter	0.1
Rental Auto/Equipment	0.1
Food-Flour & Grain	0.1
Diversified Banking Institutions	0.1
Semiconductor Equipment	0.1
Machinery-Construction & Mining	0.1
Metal Processors & Fabrication	0.1
Electric Products-Misc.	0.1

35

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Industry Allocation* (continued)

Computers-Periphery Equipment	0.1%
Vitamins & Nutrition Products	0.1
Rubber/Plastic Products	0.1
Networking Products	0.1
Pipelines	0.1
Precious Metals	0.1
Cable/Satellite TV	0.1
Retail-Discount	0.1
Chemicals-Other	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Disposable Medical Products	0.1
Female Health Care Products	0.1
Batteries/Battery Systems	0.1
Pastoral & Agricultural	0.1

92.0%

Country Allocation*

Cayman Islands	17.0%
Taiwan	14.5
India	11.2
South Korea	10.9
United States	6.6
China	6.6
Brazil	4.2
Saudi Arabia	3.4
South Africa	3.1
Russia	2.1
Mexico	1.8
Thailand	1.4
Indonesia	1.3
Malaysia	1.1
Hong Kong	1.0
United Arab Emirates	0.9
Qatar	0.7
Poland	0.6
Philippines	0.6
Kuwait	0.6
Bermuda	0.4
Chile	0.4
Hungary	0.3
Netherlands	0.2
Turkey	0.2
Colombia	0.2
Luxembourg	0.2
Czech Republic	0.2
Greece	0.1
Cyprus	0.1
Jersey	0.1

92.0%

*	Calculated as a percentage of net assets

36

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 85.7%
Bermuda — 0.4%
Beijing Enterprises Water Group, Ltd.	46,000	$17,911
Brilliance China Automotive Holdings, Ltd.†(1)	36,000	15,402
China Gas Holdings, Ltd.	42,000	71,280
China Resources Gas Group, Ltd.	12,000	60,012
COSCO SHIPPING Ports, Ltd.	26,000	20,766
Credicorp, Ltd.	907	129,900
Hopson Development Holdings, Ltd.	13,200	27,173
Huabao International Holdings, Ltd.	13,000	8,050
Kunlun Energy Co., Ltd.	54,000	55,940
Nine Dragons Paper Holdings, Ltd.	25,000	24,936
Shenzhen International Holdings, Ltd.	12,000	12,188

		443,558

Brazil — 4.2%
Alpargatas SA (Preference Shares)	1,700	9,310
AMBEV SA	64,100	180,708
Americanas SA	4,870	29,082
Atacadao SA	2,500	7,848
B3 SA - Brasil Bolsa Balcao	85,200	234,576
Banco Bradesco SA	17,974	63,636
Banco Bradesco SA (Preference Shares)	67,469	289,692
Banco BTG Pactual SA	12,000	54,620
Banco do Brasil SA	11,000	67,656
Banco Inter SA	4,216	20,627
Banco Santander Brasil SA	5,500	34,046
BB Seguridade Participacoes SA	8,600	37,477
Bradespar SA (Preference Shares)	3,275	16,547
Braskem SA, Class A (Preference Shares)	2,100	19,445
BRF SA†	6,300	26,493
CCR SA	13,400	32,805
Centrais Eletricas Brasileiras SA	5,600	37,217
Cia de Saneamento Basico do Estado de Sao Paulo	3,300	23,218
Cia Energetica de Minas Gerais (Preference Shares)	11,913	29,457
Cia Siderurgica Nacional SA	9,400	45,211
Cosan SA	9,200	41,183
Energisa SA	1,500	12,330
Engie Brasil Energia SA	1,900	14,563
Equatorial Energia SA	10,000	43,238
Gerdau SA (Preference Shares)	13,900	72,875
Getnet Adquirencia e Servicos para Meios de Pagamento SA	1,375	849
Hapvida Participacoes e Investimentos SA*	14,000	33,378
Hypera SA	4,200	24,606
Itau Unibanco Holding SA (Preference Shares)	66,550	317,454
Itausa SA (Preference Shares)	61,824	118,639
JBS SA	13,700	90,532
Klabin SA	8,700	40,763
Localiza Rent a Car SA	8,280	91,375
Lojas Renner SA	11,110	58,834
Magazine Luiza SA	41,000	54,048
Natura & Co. Holding SA†	11,900	50,871
Notre Dame Intermedica Participacoes SA	7,000	93,859
Petroleo Brasileiro SA	51,800	344,059
Petroleo Brasileiro SA (Preference Shares)	66,600	405,738
Raia Drogasil SA	13,200	57,572
Rede D’Or Sao Luiz SA*	5,000	41,732
Rumo SA†	17,000	50,007

Security Description	Shares	Value (Note 2)
Brazil (continued)
Suzano SA	10,191	$113,615
Telefonica Brasil SA	4,900	45,843
TIM SA	8,900	22,241
TOTVS SA	5,600	30,657
Ultrapar Participacoes SA	9,500	27,032
Vale SA	54,388	828,300
Via S/A†	15,900	14,133
Vibra Energia SA	14,100	60,807
WEG SA	23,600	142,931
XP, Inc. BDR†	1,536	51,054

		4,654,789

British Virgin Islands — 0.0%
VK Co., Ltd. GDR†	1,364	11,000

Cayman Islands — 17.0%
360 DigiTech, Inc. ADR	1,035	20,483
51job, Inc. ADR†	294	14,818
AAC Technologies Holdings, Inc.	9,500	28,772
Agile Group Holdings, Ltd.	18,000	9,523
Airtac International Group	2,000	70,679
Alibaba Group Holding, Ltd. ADR†	25,291	3,181,355
ANTA Sports Products, Ltd.	15,000	225,040
Autohome, Inc. ADR	772	25,723
Baidu, Inc. ADR†	3,841	613,561
BeiGene, Ltd. ADR†	600	145,548
Bosideng International Holdings, Ltd.	42,000	20,419
Chailease Holding Co., Ltd.	17,244	158,821
China Conch Venture Holdings, Ltd.	22,500	106,894
China Feihe, Ltd.*	49,000	68,091
China Hongqiao Group, Ltd.	23,000	25,979
China Lesso Group Holdings, Ltd.	15,000	26,351
China Literature, Ltd.†*	4,200	25,354
China Medical System Holdings, Ltd.	16,000	26,653
China Meidong Auto Holdings, Ltd.	8,000	37,652
China Mengniu Dairy Co., Ltd.	44,000	259,000
China Resources Cement Holdings, Ltd.	36,000	31,009
China Resources Land, Ltd.	46,000	222,070
China Resources Mixc Lifestyle Services, Ltd.*	7,600	44,449
Chinasoft International, Ltd.	36,000	35,897
CIFI Holdings Group Co., Ltd.	52,500	34,282
Country Garden Holdings Co., Ltd.	113,000	92,885
Country Garden Services Holdings Co., Ltd.	20,689	122,280
Dali Foods Group Co., Ltd.*	27,500	15,887
Daqo New Energy Corp. ADR†	750	30,090
ENN Energy Holdings, Ltd.	11,100	176,429
GDS Holdings, Ltd. ADR†	1,222	53,621
Geely Automobile Holdings, Ltd.	82,000	176,418
Haidilao International Holding, Ltd.*	11,000	23,759
Haitian International Holdings, Ltd.	9,000	23,400
Hansoh Pharmaceutical Group Co., Ltd.*	16,000	32,939
Hello Group, Inc. ADR	1,846	17,962
Hengan International Group Co., Ltd.	9,000	43,849
Huazhu Group, Ltd. ADR†	2,224	87,892
Innovent Biologics, Inc.†*	16,000	67,647
iQIYI, Inc. ADR†	3,642	14,859
JD Health International, Inc.†*	4,650	37,549
JD.com, Inc. ADR†	12,077	904,326
JD.com, Inc., Class A Lock-Up Shares(4)†	3,723	138,831
JOYY, Inc. ADR	750	37,920
KE Holdings, Inc. ADR†	4,700	102,413
Kingboard Holdings, Ltd.	10,500	50,664

37

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands (continued)
Kingboard Laminates Holdings, Ltd.	16,000	$27,294
Kingdee International Software Group Co., Ltd.†	34,000	78,064
Kingsoft Cloud Holdings, Ltd. ADR†	700	5,915
Kingsoft Corp., Ltd.	12,000	54,188
Kuaishou Technology†*	3,500	39,875
KWG Group Holdings, Ltd.	18,500	10,102
Lee & Man Paper Manufacturing, Ltd.	18,000	12,310
Li Ning Co., Ltd.	30,000	291,271
Longfor Group Holdings, Ltd.*	26,000	155,463
Meituan, Class B†*	54,700	1,556,311
Microport Scientific Corp.	10,000	28,688
Minth Group, Ltd.	10,000	46,352
NetEase, Inc. ADR	5,470	565,379
New Oriental Education & Technology Group, Inc. ADR†	21,360	30,545
NIO, Inc. ADR†	18,429	451,695
Noah Holdings, Ltd. ADR†	401	12,587
Pinduoduo, Inc. ADR†	5,905	353,355
Ping An Healthcare and Technology Co., Ltd.†*	7,000	22,286
Seazen Group, Ltd.	28,000	18,906
Shenzhou International Group Holdings, Ltd.	11,700	216,085
Shimao Property Holdings, Ltd.	17,500	12,892
Silergy Corp.	1,000	136,231
Sino Biopharmaceutical, Ltd.	141,750	97,668
Smoore International Holdings, Ltd.*	24,000	103,480
Sunny Optical Technology Group Co., Ltd.	10,000	257,587
TAL Education Group ADR†	5,319	15,212
Tencent Holdings, Ltd.	78,200	4,773,118
Tencent Music Entertainment Group ADR†	8,901	55,008
Tingyi Cayman Islands Holding Corp.	26,000	53,917
Tongcheng-Elong Holdings, Ltd.†	11,200	23,102
Topsports International Holdings, Ltd.*	17,000	15,296
Trip.com Group, Ltd. ADR†	6,529	173,737
Uni-President China Holdings, Ltd.	18,000	17,084
Vinda International Holdings, Ltd.	5,000	13,489
Vipshop Holdings, Ltd. ADR†	6,113	56,912
Vnet Group, Inc. ADR†	1,208	11,983
Want Want China Holdings, Ltd.	68,000	66,620
Weibo Corp. ADR†	688	23,839
Wuxi Biologics Cayman, Inc.†*	49,000	481,174
Xinyi Solar Holdings, Ltd.	66,000	105,704
Xpeng, Inc. ADR†	5,200	182,468
Yadea Group Holdings, Ltd.*	14,000	19,899
Yihai International Holding, Ltd.	7,000	30,195
Zai Lab, Ltd. ADR†	953	47,335
Zhen Ding Technology Holding, Ltd.	7,000	24,146
Zhongsheng Group Holdings, Ltd.	8,000	61,415
ZTO Express Cayman, Inc. ADR	5,548	166,662

		18,712,887

Chile — 0.4%
Banco de Chile	582,395	58,274
Banco de Credito e Inversiones SA	637	23,072
Banco Santander Chile	824,433	40,875
Cencosud SA	17,694	32,592
Colbun SA	108,744	8,990
Empresas CMPC SA	15,604	28,641

Security Description	Shares	Value (Note 2)
Chile (continued)
Empresas COPEC SA	5,516	$46,292
Enel Americas SA	427,218	50,275
Falabella SA	8,881	31,610
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,545	82,390

		403,011

China — 6.6%
3SBio, Inc.†*	13,000	10,286
A-Living Smart City Services Co., Ltd.*	6,000	11,681
Agricultural Bank of China, Ltd.	394,000	149,958
Air China, Ltd.†	20,000	15,122
Akeso, Inc.†*	3,000	8,135
Aluminum Corp. of China, Ltd.†	34,000	17,768
Anhui Conch Cement Co., Ltd.	17,500	92,493
Bank of China, Ltd.	1,110,000	431,799
Bank of Communications Co., Ltd.	127,000	85,245
Baozun, Inc. ADR†	720	9,547
Beijing Capital International Airport Co., Ltd.†	24,000	16,033
Bilibili, Inc. ADR†	2,235	78,873
BYD Co., Ltd.	11,000	316,629
CanSino Biologics, Inc.†*	1,000	16,813
China Cinda Asset Management Co., Ltd.	87,000	15,958
China CITIC Bank Corp., Ltd.	125,000	59,571
China Communications Services Corp., Ltd.	24,000	12,835
China Construction Bank Corp.	1,315,000	1,006,842
China Everbright Bank Co., Ltd.	45,000	16,870
China Galaxy Securities Co., Ltd.	39,500	23,400
China Huarong Asset Management Co., Ltd.†*	88,000	4,684
China International Capital Corp., Ltd.*	18,400	50,009
China Life Insurance Co., Ltd.	102,000	179,801
China Longyuan Power Group Corp. Ltd.	45,000	91,737
China Merchants Bank Co., Ltd.	56,500	472,074
China Minsheng Banking Corp., Ltd.	80,000	31,837
China Molybdenum Co, Ltd.	42,000	21,467
China National Building Material Co., Ltd.	54,000	69,953
China Pacific Insurance Group Co., Ltd.	39,000	118,496
China Petroleum & Chemical Corp.	342,000	178,683
China Railway Group, Ltd.	43,000	26,468
China Shenhua Energy Co., Ltd.	49,000	121,143
China Tower Corp., Ltd.*	580,000	70,043
China Vanke Co., Ltd.	24,300	62,793
CIFI Ever Sunshine Services Group, Ltd.	10,000	18,026
CITIC Securities Co., Ltd.	29,000	77,421
COSCO SHIPPING Holdings Co., Ltd.†	50,050	90,483
DiDi Global, Inc. ADR†	3,782	13,653
Dongfeng Motor Group Co., Ltd.	36,000	31,721
Flat Glass Group Co., Ltd.	5,000	20,003
Fuyao Glass Industry Group Co., Ltd.*	6,800	36,856
Ganfeng Lithium Co., Ltd.*	3,400	53,850
Genscript Biotech Corp.†	14,000	44,436
GF Securities Co., Ltd.	14,600	25,238
Great Wall Motor Co., Ltd.	44,500	119,938
Guangzhou Automobile Group Co., Ltd.	37,200	36,428
Guangzhou R&F Properties Co., Ltd.	26,000	11,592

38

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
China (continued)
Haier Smart Home Co., Ltd.	28,600	$114,627
Haitong Securities Co., Ltd.	29,200	26,232
Hangzhou Tigermed Consulting Co., Ltd.*	1,700	17,748
Huaneng Power International, Inc.	48,000	25,356
Huatai Securities Co., Ltd.*	26,200	46,750
I-Mab ADR†	404	10,201
Industrial & Commercial Bank of China, Ltd.	785,000	474,943
Jiangsu Expressway Co., Ltd.	14,000	14,642
Jiangxi Copper Co., Ltd.	12,000	19,551
Jinxin Fertility Group, Ltd.†*	18,000	18,016
Jiumaojiu International Holdings, Ltd.*	10,000	21,582
Li Auto, Inc. ADR†	7,258	189,361
Logan Group Co., Ltd.	22,000	13,665
Lufax Holding, Ltd. ADR†	2,200	10,934
Ming Yuan Cloud Group Holdings, Ltd.	5,000	10,287
New China Life Insurance Co., Ltd.	10,800	30,735
Nongfu Spring Co., Ltd.*	5,800	35,114
People’s Insurance Co. Group of China, Ltd.	104,000	32,832
PetroChina Co., Ltd.	304,000	150,297
Pharmaron Beijing Co., Ltd.*	1,800	22,800
PICC Property & Casualty Co., Ltd.	96,000	89,241
Ping An Insurance Group Co. of China, Ltd.	88,000	689,670
Postal Savings Bank of China Co., Ltd.*	133,000	110,583
RLX Technology, Inc. ADR†	7,798	26,123
Sany Heavy Equipment International Holdings Co., Ltd.	14,000	14,683
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	44,108
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	25,997
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	11,313
Sinopharm Group Co., Ltd.	16,800	37,572
Sunac China Holdings, Ltd.	35,000	43,257
Sunac Services Holdings, Ltd.*	10,000	11,369
TravelSky Technology, Ltd.	12,000	22,479
Tsingtao Brewery Co., Ltd.	6,000	53,920
Weichai Power Co., Ltd.	25,000	44,989
Weimob, Inc.†*	22,000	16,601
WuXi AppTec Co., Ltd.*	4,896	70,333
Xinjiang Goldwind Science & Technology Co., Ltd.	9,400	16,349
Yanzhou Coal Mining Co., Ltd.	26,000	55,002
Zhejiang Expressway Co., Ltd.	18,000	15,422
ZhongAn Online P&C Insurance Co., Ltd.†*	4,900	16,791
Zijin Mining Group Co., Ltd.	82,000	105,703
Zoomlion Heavy Industry Science and Technology Co., Ltd.	17,200	11,249

		7,293,118

Colombia — 0.2%
Bancolombia SA	3,585	35,870
Bancolombia SA (Preference Shares)	5,647	50,408
Ecopetrol SA	82,950	61,039
Grupo de Inversiones Suramericana SA	2,632	18,168
Interconexion Electrica SA ESP	6,010	35,928

		201,413

Security Description	Shares	Value (Note 2)
Cyprus — 0.1%
Ozon Holdings PLC ADR†	701	$14,490
TCS Group Holding PLC GDR	1,576	113,577

		128,067

Czech Republic — 0.2%
CEZ AS	2,521	93,564
Komercni banka AS	1,302	57,745
Moneta Money Bank AS*	7,476	32,280

		183,589

Greece — 0.1%
Alpha Services and Holdings SA†	25,956	39,114
Eurobank Ergasias Services and Holdings SA†	27,995	31,687
Hellenic Telecommunications Organization SA	2,692	52,429
JUMBO SA	1,014	15,139
OPAP SA	2,396	35,552

		173,921

Hong Kong — 1.0%
Alibaba Health Information Technology, Ltd.†	56,000	42,163
Alibaba Pictures Group, Ltd.†	160,000	18,107
Beijing Enterprises Holdings, Ltd.	6,000	20,439
BYD Electronic International Co., Ltd.	9,500	28,641
China Education Group Holdings, Ltd.	9,000	7,908
China Everbright Environment Group, Ltd.	45,000	33,425
China Merchants Port Holdings Co., Ltd.	16,430	30,309
China Power International Development, Ltd.	50,000	24,843
China Resources Beer Holdings Co., Ltd.	22,000	164,252
China Resources Power Holdings Co., Ltd.	28,000	68,391
China Taiping Insurance Holdings Co., Ltd.	21,600	30,493
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	18,630
China Youzan, Ltd.†	192,000	7,528
CITIC, Ltd.	78,000	87,296
CSPC Pharmaceutical Group, Ltd.	122,320	148,540
Fosun International, Ltd.	37,000	42,004
Guangdong Investment, Ltd.	38,000	54,095
Hua Hong Semiconductor, Ltd.†*	6,000	29,074
Hutchmed China, Ltd. ADR†	907	24,707
Lenovo Group, Ltd.	106,000	114,285
Sinotruk Hong Kong, Ltd.	9,000	13,350
Wharf Holdings, Ltd.	20,000	68,149
Yuexiu Property Co., Ltd.	28,000	28,425

		1,105,054

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	6,654	57,953
OTP Bank Nyrt†	3,169	183,967
Richter Gedeon Nyrt	1,902	50,160

		292,080

India — 11.2%
ACC, Ltd.	753	23,108
Adani Enterprises, Ltd.	3,470	80,126
Adani Green Energy, Ltd.†	5,415	136,873
Adani Ports & Special Economic Zone, Ltd.	6,474	62,516

39

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
India (continued)
Adani Total Gas, Ltd.	3,511	$87,151
Adani Transmission, Ltd.†	3,545	94,508
Ambuja Cements, Ltd.	9,795	48,100
Apollo Hospitals Enterprise, Ltd.	1,102	65,943
Asian Paints, Ltd.	5,198	219,678
Aurobindo Pharma, Ltd.	3,893	33,141
Avenue Supermarts, Ltd.†*	2,121	117,162
Axis Bank, Ltd.†	30,995	321,377
Bajaj Auto, Ltd.	798	38,024
Bajaj Finance, Ltd.	3,701	348,112
Bajaj Finserv, Ltd.	487	103,255
Balkrishna Industries, Ltd.	1,036	32,495
Bandhan Bank, Ltd.*	9,067	38,484
Berger Paints India, Ltd.	2,613	25,289
Bharat Electronics, Ltd.	14,680	41,359
Bharat Forge, Ltd.	2,445	24,200
Bharat Petroleum Corp., Ltd.	8,336	44,406
Bharti Airtel, Ltd.†	32,982	323,513
Biocon, Ltd.†	5,155	25,432
Britannia Industries, Ltd.	1,420	67,540
Cholamandalam Investment and Finance Co., Ltd.	4,836	41,059
Cipla, Ltd.	6,084	77,026
Coal India, Ltd.	16,454	35,315
Colgate-Palmolive India, Ltd.	1,376	26,288
Container Corp. Of India, Ltd.	2,762	23,976
Dabur India, Ltd.	6,181	44,618
Divi’s Laboratories, Ltd.	1,768	95,617
DLF, Ltd.	7,657	40,443
Dr Reddy’s Laboratories, Ltd.	1,567	90,306
Eicher Motors, Ltd.	1,700	60,319
GAIL India, Ltd.	19,406	37,597
Godrej Consumer Products, Ltd.†	5,234	62,491
Grasim Industries, Ltd.	3,820	88,628
Havells India, Ltd.	2,980	47,553
HCL Technologies, Ltd.	14,941	220,557
HDFC Asset Management Co., Ltd.*	489	14,460
HDFC Life Insurance Co., Ltd.*	9,372	78,414
Hero MotoCorp, Ltd.	1,510	55,098
Hindalco Industries, Ltd.	19,529	128,515
Hindustan Petroleum Corp., Ltd.	8,320	35,162
Hindustan Unilever, Ltd.	11,318	345,941
Housing Development Finance Corp., Ltd.	23,500	799,405
ICICI Bank, Ltd.	68,676	727,701
ICICI Lombard General Insurance Co., Ltd.*	2,658	48,962
ICICI Prudential Life Insurance Co., Ltd.*	4,024	30,305
Indian Oil Corp., Ltd.	24,051	40,449
Indraprastha Gas, Ltd.	3,557	18,754
Indus Towers, Ltd.	8,088	27,476
Info Edge India, Ltd.	950	62,859
Infosys, Ltd.	46,213	1,081,795
InterGlobe Aviation, Ltd.†*	1,191	30,039
Ipca Laboratories, Ltd.	1,670	23,301
ITC, Ltd.	39,837	118,099
JSW Steel, Ltd.	10,169	85,953
Jubilant Foodworks, Ltd.	1,017	46,559
Kotak Mahindra Bank, Ltd.	7,612	189,613
Larsen & Toubro Infotech, Ltd.*	701	59,214
Larsen & Toubro, Ltd.	9,173	237,322
Lupin, Ltd.	2,736	33,418

Security Description	Shares	Value (Note 2)
India (continued)
Mahindra & Mahindra, Ltd.	10,685	$126,822
Marico, Ltd.	6,506	42,240
Maruti Suzuki India, Ltd.	1,810	208,657
Motherson Sumi Systems, Ltd.	15,497	37,625
Motherson Sumi Wiring India, Ltd.(1)†	15,497	7,235
MRF, Ltd.	17	16,433
Muthoot Finance, Ltd.	1,484	29,118
Nestle India, Ltd.	455	112,823
NTPC, Ltd.	58,804	112,026
Oil & Natural Gas Corp., Ltd.	35,442	82,555
Page Industries, Ltd.	62	35,291
Petronet LNG, Ltd.	9,779	28,143
PI Industries, Ltd.	1,010	33,275
Pidilite Industries, Ltd.	1,642	54,232
Piramal Enterprises, Ltd.	997	32,084
Power Grid Corp. of India, Ltd.	35,376	102,010
REC, Ltd.	9,154	17,105
Reliance Industries, Ltd.	38,596	1,232,557
SBI Cards & Payment Services, Ltd.†	2,884	34,094
SBI Life Insurance Co., Ltd.*	4,961	82,527
Shree Cement, Ltd.	127	41,386
Shriram Transport Finance Co., Ltd.	2,349	38,814
Siemens, Ltd.	567	17,771
State Bank of India	23,858	173,521
Sun Pharmaceutical Industries, Ltd.	11,173	125,181
Tata Consultancy Services, Ltd.	12,565	632,584
Tata Consumer Products, Ltd.	8,350	81,524
Tata Motors, Ltd.†	22,179	152,385
Tata Steel, Ltd.	8,575	125,401
Tech Mahindra, Ltd.	8,265	164,806
Titan Co., Ltd.	4,707	149,552
Torrent Pharmaceuticals, Ltd.	542	19,343
Trent, Ltd.	1,848	25,574
UltraTech Cement, Ltd.	1,535	148,880
United Spirits, Ltd.†	2,861	33,250
UPL, Ltd.	6,028	63,181
Vedanta, Ltd.	13,952	60,333
Wipro, Ltd.	17,946	137,948
Yes Bank, Ltd.†	111,453	19,948

		12,350,633

Indonesia — 1.3%
Adaro Energy Tbk PT	183,600	28,553
Astra International Tbk PT	260,900	99,634
Bank Central Asia Tbk PT	745,500	397,494
Bank Mandiri Persero Tbk PT	251,000	130,787
Bank Negara Indonesia Persero Tbk PT	90,600	46,408
Bank Rakyat Indonesia Persero Tbk PT	912,200	259,017
Barito Pacific Tbk PT	305,700	18,968
Charoen Pokphand Indonesia Tbk PT	92,900	40,746
Indah Kiat Pulp & Paper Corp. PT	36,200	19,109
Indofood CBP Sukses Makmur Tbk PT	20,800	12,633
Indofood Sukses Makmur Tbk PT	47,000	20,681
Kalbe Farma Tbk PT	224,100	25,575
Merdeka Copper Gold Tbk PT†	115,100	29,204
Sarana Menara Nusantara Tbk PT	189,300	13,462
Semen Indonesia Persero Tbk PT	34,700	16,323
Telekomunikasi Indonesia Persero Tbk PT	646,400	189,003
Tower Bersama Infrastructure Tbk PT	91,600	18,415
Unilever Indonesia Tbk PT	91,400	25,659
United Tractors Tbk PT	23,600	37,971

		1,429,642

40

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Jersey — 0.1%
Polymetal International PLC	4,462	$64,028

Kuwait — 0.6%
Agility Public Warehousing Co. KSCP	10,907	36,216
Boubyan Bank KSCP†	13,960	37,165
Kuwait Finance House KSCP	64,659	193,539
Mobile Telecommunications Co. KSCP	29,805	58,944
National Bank of Kuwait SAKP	94,005	322,009

		647,873

Luxembourg — 0.2%
Allegro.eu SA†*	5,091	47,220
Globant SA†	490	125,038
Reinet Investments SCA	1,465	29,008

		201,266

Malaysia — 1.1%
AMMB Holdings Bhd†	15,800	12,326
Axiata Group Bhd	30,600	27,149
CIMB Group Holdings Bhd	84,200	104,806
Dialog Group Bhd	47,800	29,313
DiGi.Com Bhd	32,000	29,023
Genting Bhd	23,000	24,020
Genting Malaysia Bhd	28,800	18,841
Hartalega Holdings Bhd	23,300	32,688
Hong Leong Bank Bhd	8,500	39,501
IHH Healthcare Bhd	22,700	34,980
IOI Corp. Bhd	27,900	25,313
Kuala Lumpur Kepong Bhd	4,800	24,764
Malayan Banking Bhd	53,700	106,112
Malaysia Airports Holdings Bhd†	10,000	13,589
Maxis Bhd	24,800	25,099
MISC Bhd	15,100	25,167
Nestle Malaysia Bhd	600	18,900
Petronas Chemicals Group Bhd	30,400	64,568
Petronas Dagangan Bhd	3,700	17,165
Petronas Gas Bhd	9,400	38,200
PPB Group Bhd	8,200	31,150
Press Metal Aluminium Holdings Bhd	32,400	47,707
Public Bank Bhd	199,600	200,840
QL Resources Bhd	11,600	13,770
RHB Bank Bhd	19,700	26,149
Sime Darby Bhd	26,300	13,520
Sime Darby Plantation Bhd	23,000	19,379
Telekom Malaysia Bhd	11,600	14,038
Tenaga Nasional Bhd	27,300	59,786
Top Glove Corp. Bhd	68,500	34,731

		1,172,594

Mexico — 1.8%
America Movil SAB de CV, Series L	463,800	436,414
Arca Continental SAB de CV	4,600	27,148
Becle SAB de CV	7,079	17,176
Cemex SAB de CV CPO†	206,400	126,474
Coca-Cola Femsa SAB de CV	4,975	26,238
Fibra Uno Administracion SA de CV	37,300	38,334
Fomento Economico Mexicano SAB de CV	26,100	196,534
Gruma SAB de CV, Class B	2,775	36,291
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	66,115
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,495	50,527

Security Description	Shares	Value (Note 2)
Mexico (continued)
Grupo Bimbo SAB de CV, Class A	21,400	$67,080
Grupo Carso SAB de CV, Class A1	4,600	12,867
Grupo Financiero Banorte SAB de CV, Class O	35,400	223,919
Grupo Financiero Inbursa SAB de CV, Class O†	27,200	39,439
Grupo Mexico SAB de CV, Class B	42,700	183,630
Grupo Televisa SAB CPO	30,800	63,129
Industrias Penoles SAB de CV	1,630	17,507
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	24,950
Orbia Advance Corp SAB de CV	12,000	28,109
Promotora y Operadora de Infraestructura SAB de CV	2,130	15,604
Telesites SAB de CV	14,700	15,592
Wal-Mart de Mexico SAB de CV	70,300	238,457

		1,951,534

Netherlands — 0.2%
X5 Retail Group NV GDR	1,555	35,290
Yandex NV, Class A†	4,192	201,468

		236,758

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR†	2,325	18,832

Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	21,390	26,422
Ayala Corp.	3,755	64,278
Ayala Land, Inc.	108,400	76,476
Bank of the Philippine Islands	23,440	45,197
BDO Unibank, Inc.	24,700	65,762
Globe Telecom, Inc.	345	21,110
International Container Terminal Services, Inc.	11,660	45,911
JG Summit Holdings, Inc.	39,165	48,046
Jollibee Foods Corp.	4,780	22,534
Metropolitan Bank & Trust Co.	18,723	21,663
PLDT, Inc.	1,155	41,601
SM Investments Corp.	3,160	58,972
SM Prime Holdings, Inc.	135,200	93,441
Universal Robina Corp.	10,620	26,528

		657,941

Poland — 0.6%
Bank Polska Kasa Opieki SA	2,138	71,116
CD Projekt SA	878	38,959
Cyfrowy Polsat SA	3,958	30,533
Dino Polska SA†*	661	50,870
KGHM Polska Miedz SA	1,972	67,860
LPP SA	16	62,583
PGE Polska Grupa Energetyczna SA†	10,070	18,951
Polski Koncern Naftowy Orlen SA	4,160	72,418
Polskie Gornictwo Naftowe I Gazownictwo SA	27,552	35,904
Powszechna Kasa Oszczednosci Bank Polski SA†	11,583	135,522
Powszechny Zaklad Ubezpieczen SA	7,578	67,375
Santander Bank Polska SA	376	32,241

		684,332

Qatar — 0.7%
Barwa Real Estate Co.	17,839	16,445
Commercial Bank PQSC	21,100	41,417

41

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Qatar (continued)
Industries Qatar QSC	24,538	$113,439
Masraf Al Rayan QSC	39,477	53,273
Mesaieed Petrochemical Holding Co.	45,719	30,573
Ooredoo Q.P.S.C.	6,504	12,986
Qatar Electricity & Water Co. QSC	4,301	21,064
Qatar Fuel QSC	6,324	33,007
Qatar Gas Transport Co., Ltd.	36,420	36,140
Qatar International Islamic Bank QSC	6,733	18,485
Qatar Islamic Bank SAQ	13,064	70,312
Qatar National Bank Q.P.S.C.	59,947	359,822

		806,963

Romania — 0.0%
NEPI Rockcastle PLC	5,148	35,177

Russia — 2.1%
Gazprom PJSC ADR	79,448	694,304
Lukoil PJSC ADR	5,515	494,624
Magnit PJSC GDR	4,625	61,279
MMC Norilsk Nickel PJSC ADR	8,556	243,269
Mobile TeleSystems PJSC ADR	5,342	40,813
Novatek PJSC GDR	1,235	262,212
Novolipetsk Steel PJSC GDR	1,814	50,605
PhosAgro PJSC GDR	1,940	39,374
Polyus PJSC GDR	852	66,796
Rosneft PJSC GDR	16,114	120,880
Severstal PAO GDR	2,862	56,424
Surgutneftegas PJSC ADR	10,541	49,999
Tatneft PJSC ADR	2,926	113,693

		2,294,272

Saudi Arabia — 3.4%
Abdullah Al Othaim Markets Co.	489	13,824
Advanced Petrochemical Co.	1,314	26,273
Al Rajhi Bank	16,735	662,740
Alinma Bank	10,548	84,448
Almarai Co. JSC	3,390	44,431
Arab National Bank	7,328	54,178
Bank Al-Jazira	3,232	19,961
Bank AlBilad†	4,809	71,683
Banque Saudi Fransi	7,816	108,984
Bupa Arabia for Cooperative Insurance Co.	769	30,537
Co. for Cooperative Insurance	592	12,299
Dar Al Arkan Real Estate Development Co.†	5,111	14,060
Dr. Sulaiman Al Habib Medical Services Group Co.	739	32,474
Emaar Economic City†	3,631	12,495
Etihad Etisalat Co.	5,135	44,715
Jarir Marketing Co.	640	34,396
Mobile Telecommunications Co. Saudi Arabia†	5,130	18,326
Mouwasat Medical Services Co.	491	25,991
National Industrialization Co.†	2,777	16,866
Rabigh Refining & Petrochemical Co.†	2,559	16,627
Riyad Bank	18,467	167,798
SABIC Agri-Nutrients Co.	2,583	116,577
Sahara International Petrochemical Co.	3,810	44,001
Saudi Arabian Mining Co.†	5,575	136,755
Saudi Arabian Oil Co.*	29,848	297,497
Saudi Basic Industries Corp.	12,362	411,618
Saudi British Bank	10,662	114,330

Security Description	Shares	Value (Note 2)
Saudi Arabia (continued)
Saudi Electricity Co.	11,038	$77,349
Saudi Industrial Investment Group	2,407	21,940
Saudi Kayan Petrochemical Co.†	10,442	54,722
Saudi National Bank	30,178	595,552
Saudi Telecom Co.	8,097	254,082
Savola Group	3,609	32,863
Yanbu National Petrochemical Co.	3,335	60,484

		3,730,876

Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	20,993

South Africa — 3.1%
Absa Group, Ltd.	9,656	106,906
African Rainbow Minerals, Ltd.	1,413	20,915
Anglo American Platinum, Ltd.	710	86,627
AngloGold Ashanti, Ltd.	5,570	103,737
Aspen Pharmacare Holdings, Ltd.	4,858	66,332
Bid Corp., Ltd.	4,316	93,945
Bidvest Group, Ltd.	3,426	41,970
Capitec Bank Holdings, Ltd.	933	122,798
Clicks Group, Ltd.	3,106	59,805
Discovery, Ltd.†	5,518	55,607
Exxaro Resources, Ltd.	3,710	40,190
FirstRand, Ltd.	64,906	261,779
Gold Fields, Ltd.	11,884	126,017
Growthpoint Properties, Ltd.	38,120	36,446
Harmony Gold Mining Co., Ltd.	6,594	24,113
Impala Platinum Holdings, Ltd.	10,887	166,766
Kumba Iron Ore, Ltd.	844	30,046
Mr. Price Group, Ltd.	3,088	41,070
MTN Group, Ltd.†	22,749	287,474
MultiChoice Group, Ltd.	5,919	48,285
Naspers, Ltd., Class N	2,959	480,001
Nedbank Group, Ltd.	5,570	69,145
Northam Platinum Holdings, Ltd.†	4,333	57,509
Old Mutual, Ltd.	61,491	55,360
Rand Merchant Investment Holdings, Ltd.	10,340	32,975
Remgro, Ltd.	5,915	51,047
Sanlam, Ltd.	23,915	98,669
Sasol, Ltd.†	7,454	167,044
Shoprite Holdings, Ltd.	6,487	88,871
Sibanye Stillwater, Ltd.	30,876	114,373
SPAR Group, Ltd.	2,090	22,930
Standard Bank Group, Ltd.	17,725	172,783
Tiger Brands, Ltd.	2,003	24,037
Vodacom Group, Ltd.	8,572	81,861
Woolworths Holdings, Ltd.	11,889	41,091

		3,378,524

South Korea — 10.9%
Alteogen, Inc.†	361	14,562
Amorepacific Corp.†	423	55,322
Celltrion Healthcare Co., Ltd.	982	51,924
Celltrion Pharm, Inc.†	227	15,751
Celltrion, Inc.	1,363	173,691
Cheil Worldwide, Inc.	715	13,123
CJ CheilJedang Corp.†	113	32,889
CJ ENM Co., Ltd.†	106	10,977
CJ Logistics Corp.†	110	10,667
Coway Co, Ltd.†	543	31,530
DB Insurance Co., Ltd.†	563	28,377
Doosan Bobcat, Inc.†	500	15,594

42

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Korea (continued)
Doosan Heavy Industries & Construction Co., Ltd.†	2,575	$38,888
Douzone Bizon Co., Ltd.†	218	9,662
E-MART Inc.†	247	27,348
Ecopro BM Co., Ltd.	150	42,511
Fila Holdings Corp.†	578	14,192
Green Cross Corp.†	64	9,444
GS Engineering & Construction Corp.†	789	26,015
GS Holdings Corp.†	649	20,600
Hana Financial Group, Inc.	4,136	157,301
Hankook Tire & Technology Co., Ltd.†	947	26,816
Hanmi Pharm Co., Ltd.†	77	15,879
Hanon Systems	2,390	21,367
Hanwha Solutions Corp.†	1,683	45,423
HLB, Inc.†	1,138	30,730
Hotel Shilla Co., Ltd.	288	17,541
HYBE Co., Ltd.†	166	33,774
Hyundai Engineering & Construction Co., Ltd.†	947	33,553
Hyundai Glovis Co., Ltd.	239	32,589
Hyundai Heavy Industries Holdings Co., Ltd.	510	20,629
Hyundai Merchant Marine Co., Ltd.†	3,345	61,739
Hyundai Mobis Co., Ltd.	913	177,882
Hyundai Motor Co.	1,942	311,647
Hyundai Motor Co. (2nd Preference Shares)	341	27,504
Hyundai Motor Co. (Preference Shares)	195	15,296
Hyundai Steel Co.	1,079	35,262
Industrial Bank of Korea†	2,725	23,645
Kakao Corp.†	4,181	303,392
KakaoBank Corp.†	639	22,153
Kangwon Land, Inc.†	1,186	24,970
KB Financial Group, Inc.	5,445	274,486
Kia Corp.	3,625	251,816
Korea Aerospace Industries, Ltd.†	721	21,690
Korea Electric Power Corp.†	3,329	57,621
Korea Investment Holdings Co., Ltd.†	528	32,305
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	30,942
Korea Zinc Co., Ltd.†	84	35,792
Korean Air Lines Co., Ltd.†	2,137	51,619
KT&G Corp.†	1,562	101,752
Kumho Petrochemical Co., Ltd.†	246	30,545
LG Chem, Ltd.†	645	346,260
LG Chem, Ltd. (Preference Shares)†	87	22,038
LG Corp.†	1,184	73,616
LG Display Co., Ltd.	3,126	52,457
LG Electronics, Inc.	1,484	162,045
LG Household & Health Care, Ltd.	134	108,996
LG Innotek Co., Ltd.	178	53,273
LG Uplus Corp.	1,876	20,344
Lotte Chemical Corp.†	224	36,723
Mirae Asset Daewoo Co., Ltd.	3,672	26,171
NAVER Corp.	1,706	451,977
NCSoft Corp.†	226	102,119
Netmarble Corp.†*	264	24,287
Orion Corp.†	289	23,549
Pan Ocean Co., Ltd.†	3,044	12,551
PearlAbyss Corp.†	340	27,287
POSCO	993	224,482
POSCO Chemical Co., Ltd.	366	34,433

Security Description	Shares	Value (Note 2)
South Korea (continued)
S-Oil Corp.	578	$43,087
Samsung Biologics Co, Ltd.†*	224	137,908
Samsung C&T Corp.	1,149	103,955
Samsung Electro-Mechanics Co., Ltd.	768	116,993
Samsung Electronics Co., Ltd.	64,839	4,016,162
Samsung Electronics Co., Ltd. (Preference Shares)	11,556	647,721
Samsung Engineering Co., Ltd.†	1,634	29,524
Samsung Fire & Marine Insurance Co., Ltd.	403	67,632
Samsung Heavy Industries Co., Ltd.†	5,665	24,498
Samsung Life Insurance Co., Ltd.	978	49,349
Samsung SDI Co., Ltd.	769	380,335
Samsung SDS Co., Ltd.	443	52,598
Samsung Securities Co. Ltd.	706	23,788
Seegene, Inc.	480	21,593
Shin Poong Pharmaceutical Co Ltd†	366	7,312
Shinhan Financial Group Co., Ltd.	5,949	190,327
Shinsegae, Inc.†	63	12,335
SK Biopharmaceuticals Co., Ltd.†	193	12,327
SK Bioscience Co., Ltd.†	260	35,933
SK Chemicals Co., Ltd.†	153	16,235
SK Holdings Co., Ltd.	477	87,275
SK Hynix, Inc.	7,589	789,226
SK IE Technology Co., Ltd.†*	193	18,888
SK Innovation Co., Ltd.†	670	123,080
SK Square Co., Ltd.†	215	10,104
SK Telecom Co., Ltd.	334	15,785
SKC Co., Ltd.†	252	30,348
Woori Financial Group, Inc.	7,094	86,718
Yuhan Corp.†	687	32,624

		11,956,995

Taiwan — 14.5%
Accton Technology Corp.	7,000	67,110
Acer, Inc.	56,000	58,016
Advantech Co., Ltd.	6,499	90,913
ASE Technology Holding Co., Ltd.	44,000	162,563
Asia Cement Corp.	22,000	34,974
Asustek Computer, Inc.	11,000	142,648
AU Optronics Corp.	114,000	85,177
Catcher Technology Co., Ltd.	10,000	56,262
Cathay Financial Holding Co., Ltd.	102,000	235,863
Chang Hwa Commercial Bank, Ltd.	46,165	29,560
Cheng Shin Rubber Industry Co., Ltd.	16,000	20,091
Chicony Electronics Co., Ltd.	6,065	19,430
China Development Financial Holding Corp.	175,451	116,341
China Development Financial Holding Corp. (Preference Shares)	22,311	7,556
China Steel Corp.	156,000	189,071
Chunghwa Telecom Co., Ltd.	45,000	190,950
Compal Electronics, Inc.	89,000	80,748
CTBC Financial Holding Co., Ltd.	225,000	225,521
Delta Electronics, Inc.	27,000	261,328
E.Sun Financial Holding Co., Ltd.	154,023	161,609
Eclat Textile Co., Ltd.	2,000	44,447
Evergreen Marine Corp Taiwan, Ltd.	35,000	147,346
Far Eastern New Century Corp.	27,000	28,201
Far EasTone Telecommunications Co., Ltd.	11,000	25,823
Feng TAY Enterprise Co., Ltd.	5,280	43,338
First Financial Holding Co., Ltd.	123,346	112,241

43

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Taiwan (continued)
Formosa Chemicals & Fibre Corp.	43,000	$122,088
Formosa Petrochemical Corp.	16,000	55,392
Formosa Plastics Corp.	48,000	181,698
Foxconn Technology Co., Ltd.	9,000	19,720
Fubon Financial Holding Co., Ltd.	96,800	265,832
Giant Manufacturing Co., Ltd.	4,000	45,681
Globalwafers Co., Ltd.	3,000	86,250
Hiwin Technologies Corp.	3,376	32,571
Hon Hai Precision Industry Co., Ltd.	172,200	640,631
Hotai Motor Co., Ltd.	4,000	87,820
Hua Nan Financial Holdings Co., Ltd.	82,123	65,084
Innolux Corp.	111,000	69,500
Inventec Corp.	55,000	50,492
Largan Precision Co., Ltd.	1,000	73,410
Lite-On Technology Corp.	37,000	84,655
MediaTek, Inc.	21,000	818,804
Mega Financial Holding Co., Ltd.	135,000	180,572
Micro-Star International Co., Ltd.	12,000	67,422
Nan Ya Plastics Corp.	65,000	202,399
Nan Ya Printed Circuit Board Corp.	3,000	52,779
Nanya Technology Corp.	16,000	41,656
Nien Made Enterprise Co., Ltd.	2,000	28,359
Novatek Microelectronics Corp.	8,000	139,595
Oneness Biotech Co., Ltd.†	2,000	17,353
Pegatron Corp.	30,000	75,303
Phison Electronics Corp.	2,000	33,075
Pou Chen Corp.	21,000	24,356
Powertech Technology, Inc.	8,000	28,452
President Chain Store Corp.	6,000	57,580
Quanta Computer, Inc.	45,000	152,433
Realtek Semiconductor Corp.	6,000	116,497
Ruentex Development Co., Ltd.	13,300	30,981
Shanghai Commercial & Savings Bank, Ltd.	40,000	67,403
Shin Kong Financial Holding Co., Ltd.	120,598	48,583
SinoPac Financial Holdings Co., Ltd.	100,860	60,232
Synnex Technology International Corp.	15,000	37,021
Taishin Financial Holding Co., Ltd.	109,772	78,364
Taiwan Cement Corp.	59,561	100,415
Taiwan Cooperative Financial Holding Co., Ltd.	111,953	107,345
Taiwan Mobile Co., Ltd.	16,000	57,384
Taiwan Semiconductor Manufacturing Co., Ltd.	334,000	7,606,175
Uni-President Enterprises Corp.	62,000	151,738
Unimicron Technology Corp.	17,000	127,267
United Microelectronics Corp.	163,000	327,723
Vanguard International Semiconductor Corp.	13,000	63,439
Walsin Technology Corp.†	4,000	21,775
Wan Hai Lines, Ltd.	8,000	43,628
Win Semiconductors Corp.	5,000	61,900
Winbond Electronics Corp.	40,000	44,229
Wistron Corp.	50,027	56,693
Wiwynn Corp.	1,000	36,713
WPG Holdings, Ltd.	15,000	29,563
Yageo Corp.	5,000	84,473
Yang Ming Marine Transport Corp.†	20,000	73,615
Yuanta Financial Holding Co., Ltd.	114,640	105,196

		15,976,441

Security Description	Shares	Value (Note 2)
Thailand — 1.4%
Advanced Info Service PCL NVDR	15,700	$104,272
Airports of Thailand PCL NVDR†	62,200	119,461
B Grimm Power PCL	8,400	8,956
Bangkok Dusit Medical Services PCL NVDR	126,400	85,163
Bangkok Expressway & Metro PCL NVDR	104,700	25,859
BTS Group Holdings PCL NVDR	107,600	29,809
Bumrungrad Hospital PCL	4,600	19,480
Central Pattana PCL NVDR	31,200	51,189
Central Retail Corp. PCL NVDR	20,508	21,003
Charoen Pokphand Foods PCL NVDR	51,700	39,398
CP ALL PCL NVDR	77,500	146,819
Delta Electronics Thai PCL NVDR	4,200	44,007
Electricity Generating PCL NVDR	4,000	20,448
Energy Absolute PCL NVDR	22,100	59,439
Global Power Synergy PCL	8,100	19,037
Gulf Energy Development PCL NVDR	26,500	39,208
Home Product Center PCL NVDR	84,300	35,806
Indorama Ventures PCL NVDR	24,900	35,544
Intouch Holdings PCL NVDR	15,000	34,763
Krungthai Card PCL	6,300	11,353
Land & Houses PCL NVDR	102,700	30,312
Minor International PCL NVDR†	35,300	32,476
Muangthai Capital PCL NVDR	8,600	14,570
PTT Exploration & Production PCL NVDR	18,100	70,600
PTT Global Chemical PCL NVDR	28,700	48,886
PTT PCL NVDR	133,900	156,867
Siam Cement PCL NVDR	10,600	122,859
Siam Commercial Bank PCL NVDR	11,600	43,880
Srisawad Corp. PCL	8,000	14,477
Thai Oil PCL NVDR	15,100	23,874
Thai Union Group PCL NVDR	37,600	23,632
True Corp. PCL NVDR	147,500	21,401

		1,554,848

Turkey — 0.2%
Akbank Turk AS	36,733	22,170
BIM Birlesik Magazalar AS	5,965	31,631
Eregli Demir ve Celik Fabrikalari TAS	17,018	34,924
Ford Otomotiv Sanayi AS	887	16,562
KOC Holding AS	9,241	22,621
Tupras Turkiye Petrol Rafinerileri AS†	1,600	20,654
Turkcell Iletisim Hizmetleri AS	15,252	21,399
Turkiye Garanti Bankasi AS	27,888	25,029
Turkiye Sise ve Cam Fabrikalari AS	17,135	17,789

		212,779

United Arab Emirates — 0.9%
Abu Dhabi Commercial Bank PJSC	38,822	92,983
Abu Dhabi Islamic Bank PJSC	21,048	39,874
Abu Dhabi National Oil Co. for Distribution PJSC	28,130	31,676
Aldar Properties PJSC	55,751	62,935
Dubai Islamic Bank PJSC	28,132	42,234
Emaar Properties PJSC	49,744	66,190
Emirates NBD Bank PJSC	36,259	132,505
Emirates Telecommunications Group Co. PJSC	23,607	212,854
First Abu Dhabi Bank PJSC	57,900	315,799

		997,050

44

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description		Shares	Value (Note 2)
COMMON STOCKS (continued)
United States — 0.3%
Southern Copper Corp.		1,232	$78,712
Yum China Holdings, Inc.		5,535	266,621

			345,333

Total Common Stocks (cost $82,637,999)			94,328,171

EXCHANGE-TRADED FUNDS — 6.0%
United States — 6.0%
iShares MSCI Emerging Markets ETF		40,677	1,986,665
iShares MSCI China A ETF		114,006	4,581,901

Total Exchange-Traded Funds (cost $6,402,093)			6,568,566

RIGHTS — 0.0%
South Korea — 0.0%
Doosan Heavy Industries & Construction Co., Ltd.†		326	596

China — 0.0%
CITIC Securities Co., Ltd.†		4,350	1,755

Total Rights (cost $0)			2,351

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No. 6 PCL Expires 09/05/2022†		5,380	76
BTS Group Holdings No. 7 PCL Expires 11/07/2024†		10,760	207
BTS Group Holdings No. 8 PCL Expires 11/20/2026†		21,520	330
Minor International PCL Expires 02/05/2024†		1,103	109
Minor International PCL Expires 05/05/2023†		1,217	160
Minor International PCL Expires 07/31/2023†		1,605	451
Srisawad Corp. PCL Expires 08/29/2025†		320	97

Total Warrants (cost $0)			1,430

FOREIGN CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd. Notes 5.50% due 06/03/2024 (cost $566)	INR	41,180	548

Total Long-Term Investment Securities (cost $89,040,658)			100,901,066

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.26% due 12/01/2022(2) (cost $399,133)		$400,000	397,892

TOTAL INVESTMENTS — (cost $89,439,791)(3)		92.0%	101,298,958
Other assets less liabilities		8.0	8,815,948

NET ASSETS		100.0%	$110,114,906

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $4,593,197 representing 4.2% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	3,723	135,789	138,831	37.29	0.13%

ADR	— American Depositary Receipt
BDR	— Brazilian Depositary Receipt
CPO	— Certification de Participations Ordinario
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
INR	— Indian Rupee
NVDR	— Non-Voting Depositary Receipt

45

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

151	Long	MSCI Emerging Markets Index	March 2022	$9,160,237	$9,247,240	$87,003

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$129,900	$298,256	**	$15,402	$443,558
Colombia	183,245	18,168		—	201,413
India	—	12,343,398	**	7,235	12,350,633
Other Countries	15,607,456	65,725,111	**	—	81,332,567
Exchange-Traded Funds	6,568,566	—		—	6,568,566
Rights	—	2,351	**	—	2,351
Warrants	1,430	—		—	1,430
Foreign Corporate Bonds & Notes	—	548		—	548
Short-Term Investment Securities	—	397,892		—	397,892

Total Investments at Value	$22,490,597	$78,785,724		$22,637	$101,298,958

Other Financial Instruments:†
Future Contracts	$87,003	$—		$—	$87,003

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Financial Statements

46

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	9.9%
Pipelines	4.9
Cable/Satellite TV	4.8
Telephone-Integrated	3.6
Real Estate Investment Trusts	3.4
Oil Companies-Exploration & Production	2.8
Medical-Drugs	2.5
Electric-Integrated	2.5
Auto-Cars/Light Trucks	2.1
Brewery	1.4
Diagnostic Equipment	1.3
Commercial Services-Finance	1.3
Insurance-Life/Health	1.2
Medical-Hospitals	1.1
Pharmacy Services	1.1
Insurance Brokers	1.1
Cellular Telecom	1.1
Medical-Biomedical/Gene	1.0
Banks-Super Regional	1.0
Diversified Manufacturing Operations	1.0
Aerospace/Defense	1.0
Oil Companies-Integrated	1.0
Electronic Measurement Instruments	1.0
Containers-Paper/Plastic	1.0
Applications Software	1.0
Transport-Rail	0.9
Building Products-Air & Heating	0.9
Medical-HMO	0.9
Food-Misc./Diversified	0.8
Gas-Distribution	0.8
Computers	0.8
Enterprise Software/Service	0.8
Banks-Commercial	0.8
Auto/Truck Parts & Equipment-Original	0.8
Oil Refining & Marketing	0.8
Steel-Producers	0.8
Containers-Metal/Glass	0.8
Chemicals-Specialty	0.7
Rental Auto/Equipment	0.7
Electronic Components-Semiconductors	0.7
Finance-Credit Card	0.7
E-Commerce/Services	0.7
Finance-Investment Banker/Broker	0.7
Broadcast Services/Program	0.7
Finance-Leasing Companies	0.7
Electronic Security Devices	0.7
Beverages-Non-alcoholic	0.6
Commercial Services	0.6
Tobacco	0.6
Insurance-Multi-line	0.6
Transport-Services	0.6
Machinery-Farming	0.6
Investment Management/Advisor Services	0.6
Television	0.6
Drug Delivery Systems	0.6
Food-Meat Products	0.6
Security Services	0.6
Trucking/Leasing	0.5
Retail-Auto Parts	0.5
Data Processing/Management	0.5
Food-Wholesale/Distribution	0.5

Food-Retail	0.5%
Computer Services	0.5
Consulting Services	0.5
Metal Products-Distribution	0.5
Electric-Generation	0.4
Building Products-Wood	0.4
Retail-Building Products	0.4
Steel Pipe & Tube	0.4
Gambling (Non-Hotel)	0.4
Multimedia	0.4
Oil-Field Services	0.4
Metal-Diversified	0.4
Coatings/Paint	0.4
Aerospace/Defense-Equipment	0.4
Finance-Mortgage Loan/Banker	0.4
Distribution/Wholesale	0.4
Software Tools	0.4
Retail-Restaurants	0.4
Food-Baking	0.3
Advertising Agencies	0.3
Building & Construction Products-Misc.	0.3
Medical Instruments	0.3
Diversified Minerals	0.3
Independent Power Producers	0.3
Electronic Components-Misc.	0.3
Auto-Heavy Duty Trucks	0.3
Electric Products-Misc.	0.3
Medical Products	0.3
Radio	0.3
Machinery-Construction & Mining	0.2
Casino Hotels	0.2
Medical Labs & Testing Services	0.2
Internet Content-Entertainment	0.2
Energy-Alternate Sources	0.2
Telecom Services	0.2
Finance-Other Services	0.2
Retail-Gardening Products	0.2
Chemicals-Diversified	0.2
Disposable Medical Products	0.2
Casino Services	0.2
Insurance-Mutual	0.2
Machinery-General Industrial	0.2
Computers-Integrated Systems	0.2
Shipbuilding	0.2
Direct Marketing	0.2
Rubber/Plastic Products	0.2
Resorts/Theme Parks	0.2
Airlines	0.2
Oil & Gas Drilling	0.1
Pollution Control	0.1
Office Automation & Equipment	0.1
Food-Catering	0.1
Retail-Propane Distribution	0.1
Medical Information Systems	0.1
Semiconductor Components-Integrated Circuits	0.1
Advertising Services	0.1
Computer Software	0.1
Medical-Wholesale Drug Distribution	0.1
Finance-Consumer Loans	0.1
Retail-Automobile	0.1
Publishing-Newspapers	0.1

47

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Industry Allocation* (continued)

Semiconductor Equipment	0.1%
Metal-Copper	0.1
Batteries/Battery Systems	0.1
Quarrying	0.1
Medical-Outpatient/Home Medical	0.1
Electric-Distribution	0.1
Machinery-Pumps	0.1
Telecom Equipment-Fiber Optics	0.1
Advertising Sales	0.1
Networking Products	0.1
Beverages-Wine/Spirits	0.1
Computers-Memory Devices	0.1
Web Hosting/Design	0.1
Paper & Related Products	0.1
Communications Software	0.1
Computer Data Security	0.1
Human Resources	0.1
Dialysis Centers	0.1
Hotels/Motels	0.1
Cosmetics & Toiletries	0.1
Interior Design/Architecture	0.1
Music	0.1
Transactional Software	0.1
Diversified Operations	0.1
Precious Metals	0.1

97.4%

Credit Quality**†

A	16.6%
Baa	53.7
Ba	10.9
B	10.7
Caa	6.8
Not Rated#	1.3

100.0%

*	Calculated as a percentage of net assets.
**	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
#	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

48

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 84.9%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 3.38% due 03/01/2041	$3,440,000	$3,345,671
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,850,748

		5,196,419

Advertising Sales — 0.1%
Lamar Media Corp. Company Guar. Notes 3.63% due 01/15/2031	275,000	255,750
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	400,000	406,348
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 4.63% due 03/15/2030*	650,000	622,375
Outfront Media Capital LLC/Outfront Media Capital Corp. Company Guar. Notes 6.25% due 06/15/2025*	150,000	155,625

		1,440,098

Advertising Services — 0.1%
Midas OpCo Holdings LLC Company Guar. Notes 5.63% due 08/15/2029*	2,000,000	1,960,000

Aerospace/Defense — 1.0%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,000,000	2,117,871
Boeing Co. Senior Notes 2.95% due 02/01/2030	1,950,000	1,909,571
Boeing Co. Senior Notes 3.95% due 08/01/2059	2,670,000	2,564,405
Boeing Co. Senior Bonds 5.81% due 05/01/2050	2,570,000	3,232,632
Teledyne Technologies, Inc. Senior Notes 1.60% due 04/01/2026	5,750,000	5,589,617

		15,414,096

Aerospace/Defense-Equipment — 0.3%
TransDigm, Inc. Company Guar. Notes 4.88% due 05/01/2029	1,525,000	1,464,160
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	1,125,000	1,130,625
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	1,750,000	1,802,500
TransDigm, Inc. Company Guar. Notes 6.38% due 06/15/2026	475,000	483,312

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027	$275,000	$285,365

		5,165,962

Airlines — 0.1%
Southwest Airlines Co. Senior Notes 5.25% due 05/04/2025	705,000	769,316

Apparel Manufacturers — 0.0%
Kontoor Brands, Inc. Company Guar. Notes 4.13% due 11/15/2029*	250,000	239,687
William Carter Co. Company Guar. Notes 5.50% due 05/15/2025*	225,000	232,313
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	127,969

		599,969

Applications Software — 0.9%
Nuance Communications, Inc. Company Guar. Notes 5.63% due 12/15/2026	750,000	771,563
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	4,725,000	4,278,623
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	1,230,000	1,242,147
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,297,158
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,719,084
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	1,039,582
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	1,525,000	1,574,898

		13,923,055

Auto-Cars/Light Trucks — 2.1%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	625,000	630,644
Ford Motor Credit Co. LLC Senior Notes 3.38% due 11/13/2025	800,000	800,896
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	1,475,000	1,482,699
Ford Motor Credit Co. LLC Senior Notes 4.06% due 11/01/2024	725,000	737,688
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/17/2027	575,000	588,656
Ford Motor Credit Co. LLC Senior Notes 4.14% due 02/15/2023	200,000	202,250

49

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	$200,000	$202,663
Ford Motor Credit Co. LLC Senior Notes 4.27% due 01/09/2027	1,600,000	1,650,400
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	750,000	772,500
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	1,050,000	1,126,125
Ford Motor Credit Co. LLC Senior Notes 5.13% due 06/16/2025	775,000	812,634
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,555,000	1,633,505
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,750,000	4,319,025
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	3,050,000	2,905,004
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,756,995
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	3,610,000	3,454,482
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	1,510,000	1,525,682
Stellantis Finance US, Inc. Company Guar. Notes 1.71% due 01/29/2027*	3,000,000	2,886,647
Volkswagen Group of America Finance LLC Company Guar. Notes 1.63% due 11/24/2027*	5,000,000	4,743,736

		33,232,231

Auto-Heavy Duty Trucks — 0.3%
Daimler Trucks Finance North America LLC Company Guar. Notes 2.00% due 12/14/2026*	3,030,000	2,966,970
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,175,000	1,222,235

		4,189,205

Auto/Truck Parts & Equipment-Original — 0.3%
Dana, Inc. Senior Notes 4.25% due 09/01/2030	150,000	145,312
Dana, Inc. Senior Notes 4.50% due 02/15/2032	300,000	286,500
Dana, Inc. Senior Notes 5.63% due 06/15/2028	75,000	78,000

Security Description	Principal Amount	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	$1,625,000	$1,568,125
Real Hero Merger Sub 2, Inc. Senior Notes 6.25% due 02/01/2029*	2,425,000	2,374,754

		4,452,691

Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	300,000	317,910

Banks-Commercial — 0.8%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,853,686
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,206,019
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,581,090
PNC Bank NA Sub. Notes 3.88% due 04/10/2025	3,110,000	3,282,401

		12,923,196

Banks-Super Regional — 1.0%
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,466,082
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	1,765,000	1,789,360
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,640,025
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	5,219,690
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,747,270

		15,862,427

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,100,000	1,039,720
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	675,000	658,125

		1,697,845

Beverages-Non-alcoholic — 0.2%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,000,000	2,139,301
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	1,340,000	1,588,825

		3,728,126

50

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Brewery — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	$6,050,000	$6,403,916
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,880,994
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	3,347,391
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	385,000	393,601
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	5,933,818
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	2,766,425

		22,726,145

Broadcast Services/Program — 0.7%
Diamond Sports Group LLC/Diamond Sports Finance Co. Senior Sec. Notes 5.38% due 08/15/2026*	400,000	184,000
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	1,075,000	276,813
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,110,000	1,203,514
Fox Corp. Senior Notes 4.71% due 01/25/2029	1,720,000	1,897,651
iHeartCommunications, Inc. Senior Sec. Notes 4.75% due 01/15/2028*	175,000	174,174
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	700,000	711,200
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	100,000	103,601
iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	2,898,710	3,026,978
Nexstar Broadcasting, Inc. Company Guar. Notes 4.75% due 11/01/2028*	875,000	864,544
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	1,900,000	1,947,500
Univision Communications, Inc. Senior Sec. Notes 4.50% due 05/01/2029*	725,000	715,031

		11,105,006

Security Description	Principal Amount	Value (Note 2)
Building & Construction Products-Misc. — 0.3%
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	$1,850,000	$1,759,942
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	650,000	591,500
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	500,000	478,675
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	600,000	591,750
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,500,000	1,509,570

		4,931,437

Building Products-Air & Heating — 0.9%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	3,110,000	3,056,181
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030	1,265,000	1,249,685
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050	3,320,000	3,305,911
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	3,370,000	3,232,778
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,431,612

		14,276,167

Building Products-Doors & Windows — 0.0%
Cornerstone Building Brands, Inc. Company Guar. Notes 6.13% due 01/15/2029*	525,000	541,669
MIWD Holdco II LLC/MIWD Finance Corp. Company Guar. Notes 5.50% due 02/01/2030*	175,000	173,719

		715,388

Building Products-Wood — 0.4%
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	2,075,000	2,080,188
Masco Corp. Senior Notes 4.50% due 05/15/2047	4,300,000	4,934,942

		7,015,130

Cable/Satellite TV — 3.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	1,725,000	1,647,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 01/15/2034*	350,000	324,874

51

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	$1,025,000	$1,000,912
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	1,200,000	1,156,500
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 06/01/2033*	750,000	712,313
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	475,000	470,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,025,000	1,035,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	1,200,000	1,230,060
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	850,000	875,899
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	3,000,000	2,844,252
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.90% due 06/01/2052	3,400,000	3,120,417
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,750,000	2,968,403
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,977,919
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	2,520,000	2,532,399
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,929,203
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	3,554,000	3,858,118
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	3,125,000	3,247,788
CSC Holdings LLC Company Guar. Notes 3.38% due 02/15/2031*	200,000	174,500

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	$1,150,000	$1,052,468
CSC Holdings LLC Company Guar. Notes 4.50% due 11/15/2031*	200,000	186,348
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	525,000	466,586
CSC Holdings LLC Senior Notes 5.00% due 11/15/2031*	850,000	762,875
CSC Holdings LLC Senior Notes 5.25% due 06/01/2024	225,000	231,757
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	1,175,000	1,195,342
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	2,500,000	2,350,750
CSC Holdings LLC Senior Notes 5.88% due 09/15/2022	1,100,000	1,117,875
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	1,050,000	1,093,155
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	450,000	465,413
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Senior Sec. Notes 5.88% due 08/15/2027*	1,075,000	1,078,977
DISH DBS Corp. Company Guar. Notes 5.13% due 06/01/2029	1,125,000	981,562
DISH DBS Corp. Senior Sec. Notes 5.75% due 12/01/2028*	450,000	432,680
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	325,000	327,844
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	800,000	773,080
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	700,000	721,000
Sirius XM Radio, Inc. Company Guar. Notes 3.13% due 09/01/2026*	600,000	575,280
Sirius XM Radio, Inc. Company Guar. Notes 3.88% due 09/01/2031*	1,725,000	1,595,763
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	450,000	435,375
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	650,000	619,275
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	450,000	465,246

52

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	$1,000,000	$1,012,918
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,910,000	4,420,337
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	881,547

		58,349,885

Casino Hotels — 0.2%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	1,075,000	1,069,550
Boyd Gaming Corp. Company Guar. Notes 4.75% due 06/15/2031*	250,000	245,385
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	37,000	39,253
MGM Resorts International Company Guar. Notes 5.50% due 04/15/2027	15,000	15,460
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	475,000	490,438
MGM Resorts International Company Guar. Notes 6.75% due 05/01/2025	150,000	155,250
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	1,100,000	1,068,056
Station Casinos LLC Senior Notes 4.63% due 12/01/2031*	575,000	546,250

		3,629,642

Casino Services — 0.2%
Caesars Entertainment, Inc. Senior Notes 4.63% due 10/15/2029*	475,000	454,766
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	600,000	619,500
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	1,125,000	1,210,781
CCM Merger, Inc. Senior Notes 6.38% due 05/01/2026*	100,000	103,500
Midwest Gaming Borrower LLC Senior Sec. Notes 4.88% due 05/01/2029*	575,000	561,775

		2,950,322

Cellular Telecom — 0.9%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	525,000	572,250
Sprint Nextel Corp. Company Guar. Notes 6.00% due 11/15/2022	225,000	231,840

Security Description	Principal Amount	Value (Note 2)
Cellular Telecom (continued)
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026	$375,000	$361,406
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026*	575,000	554,156
T-Mobile USA, Inc. Senior Sec. Notes 2.25% due 11/15/2031	3,010,000	2,770,798
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	500,000	470,000
T-Mobile USA, Inc. Company Guar. Notes 3.38% due 04/15/2029*	750,000	734,490
T-Mobile USA, Inc. Senior Sec. Notes 3.40% due 10/15/2052*	8,000,000	7,399,348
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	275,000	284,339

		13,378,627

Chemicals-Diversified — 0.2%
Hexion, Inc. Company Guar. Notes 7.88% due 07/15/2027*	1,425,000	1,508,719
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. Senior Notes 9.00% due 07/01/2028*	475,000	501,125
Polar US Borrower LLC/Schenectady International Group, Inc. Senior Notes 6.75% due 05/15/2026*	1,025,000	976,312

		2,986,156

Chemicals-Specialty — 0.6%
Element Solutions, Inc. Company Guar. Notes 3.88% due 09/01/2028*	1,125,000	1,080,000
H.B. Fuller Co. Senior Notes 4.25% due 10/15/2028	975,000	967,931
International Flavors & Fragrances, Inc. Senior Notes 1.23% due 10/01/2025*	4,050,000	3,900,652
International Flavors & Fragrances, Inc. Senior Notes 1.83% due 10/15/2027*	635,000	606,684
Olympus Water US Holding Corp. Senior Sec. Notes 4.25% due 10/01/2028*	675,000	640,507
Olympus Water US Holding Corp. Senior Notes 6.25% due 10/01/2029*	875,000	831,250
WR Grace Holdings LLC Senior Sec. Notes 4.88% due 06/15/2027*	425,000	422,867
WR Grace Holdings LLC Senior Notes 5.63% due 08/15/2029*	625,000	603,125

		9,053,016

53

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	$475,000	$452,847

Coatings/Paint — 0.4%
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*	275,000	253,344
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,759,974
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	2,127,225

		6,140,543

Commercial Services — 0.6%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,361,451
GXO Logistics, Inc. Senior Notes 1.65% due 07/15/2026*	2,395,000	2,298,697
GXO Logistics, Inc. Senior Notes 2.65% due 07/15/2031*	2,825,000	2,680,874
Nielsen Finance LLC/Nielsen Finance Co. Senior Notes 4.75% due 07/15/2031*	575,000	534,779
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	375,000	376,237
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	700,000	701,281

		9,953,319

Commercial Services-Finance — 1.1%
Equifax, Inc. Senior Notes 2.60% due 12/01/2024	1,750,000	1,780,530
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,534,020
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,355,289
Global Payments, Inc. Senior Notes 2.90% due 11/15/2031	1,460,000	1,429,319
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	980,000	989,078
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	2,675,000	2,818,113
HealthEquity, Inc. Company Guar. Notes 4.50% due 10/01/2029*	550,000	537,625

Security Description	Principal Amount	Value (Note 2)
Commercial Services-Finance (continued)
MPH Acquisition Holdings LLC Senior Sec. Notes 5.50% due 09/01/2028*	$625,000	$600,156
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	2,250,000	2,024,393
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	870,000	946,606
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	751,500

		16,766,629

Communications Software — 0.1%
Consensus Cloud Solutions, Inc. Company Guar. Notes 6.00% due 10/15/2026*	450,000	463,590
Consensus Cloud Solutions, Inc. Company Guar. Notes 6.50% due 10/15/2028*	675,000	692,290

		1,155,880

Computer Data Security — 0.1%
Fortinet, Inc. Senior Notes 1.00% due 03/15/2026	1,200,000	1,140,168

Computer Services — 0.5%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	5,595,000	5,148,043
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,475,000	1,540,047
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	981,489
Science Applications International Corp. Company Guar. Notes 4.88% due 04/01/2028*	125,000	125,625

		7,795,204

Computer Software — 0.1%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	800,000	746,424
Rackspace Technology Global, Inc. Company Guar. Notes 5.38% due 12/01/2028*	1,250,000	1,165,625

		1,912,049

Computers — 0.8%
Dell International LLC/EMC Corp. Senior Notes 5.30% due 10/01/2029	3,420,000	3,921,496
Dell International LLC/EMC Corp. Senior Notes 5.85% due 07/15/2025	2,285,000	2,540,236
Dell International LLC/EMC Corp. Senior Notes 6.20% due 07/15/2030	2,820,000	3,410,583

54

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Computers (continued)
Dell International LLC/EMC Corp. Senior Notes 8.35% due 07/15/2046	$2,000,000	$3,160,505

		13,032,820

Computers-Integrated Systems — 0.2%
Diebold Nixdorf, Inc. Senior Sec. Notes 9.38% due 07/15/2025*	100,000	105,038
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	500,000	496,780
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	1,125,000	1,123,189
NCR Corp. Company Guar. Notes 5.25% due 10/01/2030*	250,000	245,805
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	150,000	152,361
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	525,000	551,801

		2,674,974

Consulting Services — 0.5%
Gartner, Inc. Company Guar. Notes 3.75% due 10/01/2030*	175,000	169,969
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	200,000	203,844
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	263,895
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,106,775
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	160,000	172,910
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,560,000	4,600,568

		7,517,961

Containers-Metal/Glass — 0.3%
Ball Corp. Company Guar. Notes 2.88% due 08/15/2030	850,000	788,375
Ball Corp. Company Guar. Notes 3.13% due 09/15/2031	250,000	232,940
BWAY Holding Co. Senior Sec. Notes 5.50% due 04/15/2024*	400,000	399,500
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	925,000	916,074
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	925,000	958,693

Security Description	Principal Amount	Value (Note 2)
Containers-Metal/Glass (continued)
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	$300,000	$317,250
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	725,000	760,264

		4,373,096

Containers-Paper/Plastic — 1.0%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	500,000	514,725
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	875,000	892,754
Flex Acquisition Co., Inc. Senior Notes 6.88% due 01/15/2025*	2,700,000	2,700,000
Flex Acquisition Co., Inc. Senior Notes 7.88% due 07/15/2026*	1,475,000	1,521,094
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	525,000	498,750
Graphic Packaging International LLC Company Guar. Notes 3.75% due 02/01/2030*	100,000	96,000
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	300,000	317,250
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	150,000	153,375
Trident TPI Holdings, Inc. Company Guar. Notes 6.63% due 11/01/2025*	1,025,000	1,021,156
Trident TPI Holdings, Inc. Company Guar. Notes 9.25% due 08/01/2024*	700,000	722,750
WestRock RKT Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	714,706
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,520,330
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,368,837

		15,041,727

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	550,000	536,250
Edgewell Personal Care Co. Company Guar. Notes 5.50% due 06/01/2028*	375,000	389,063

		925,313

Data Processing/Management — 0.5%
Dun & Bradstreet Corp. Company Guar. Notes 5.00% due 12/15/2029*	250,000	249,375

55

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Data Processing/Management (continued)
Fair Isaac Corp. Senior Notes 4.00% due 06/15/2028*	$350,000	$346,500
Fidelity National Information Services, Inc. Senior Notes 3.10% due 03/01/2041	1,260,000	1,185,805
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,415,602
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	3,115,311

		8,312,593

Diagnostic Equipment — 0.9%
Avantor Funding, Inc. Company Guar. Notes 3.88% due 11/01/2029*	1,050,000	1,008,000
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	1,325,000	1,321,688
Danaher Corp. Senior Notes 2.60% due 10/01/2050	2,160,000	1,919,763
Danaher Corp. Senior Notes 2.80% due 12/10/2051	3,475,000	3,153,212
PerkinElmer, Inc. Senior Notes 1.90% due 09/15/2028	2,675,000	2,550,509
PerkinElmer, Inc. Senior Notes 2.55% due 03/15/2031	1,740,000	1,699,837
PerkinElmer, Inc. Senior Notes 3.30% due 09/15/2029	2,525,000	2,603,203

		14,256,212

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	1,075,000	1,045,921

Direct Marketing — 0.2%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	2,375,000	2,499,688

Disposable Medical Products — 0.2%
Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*	875,000	841,811
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029*	2,175,000	2,115,188

		2,956,999

Distribution/Wholesale — 0.4%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	150,000	146,820

Security Description	Principal Amount	Value (Note 2)
Distribution/Wholesale (continued)
American Builders & Contractors Supply Co., Inc. Senior Notes 3.88% due 11/15/2029*	$700,000	$657,832
BCPE Empire Holdings, Inc. Senior Notes 7.63% due 05/01/2027*	1,875,000	1,875,000
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	1,475,000	1,389,583
KAR Auction Services, Inc. Company Guar. Notes 5.13% due 06/01/2025*	1,425,000	1,427,037

		5,496,272

Diversified Banking Institutions — 9.7%
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	2,325,000	2,275,974
Bank of America Corp. Senior Notes 2.69% due 04/22/2032	5,600,000	5,480,413
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,591,940
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	4,000,000	3,999,870
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	3,129,946
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,357,465
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	1,051,914
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,518,130
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,684,750
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	2,964,025
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	5,625,000	5,447,741
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,250,000	2,268,411
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	1,390,000	1,398,154
Citigroup, Inc. Senior Notes 3.06% due 01/25/2033	3,010,000	3,039,449
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,149,988
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,507,059

56

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	$6,250,000	$6,530,861
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,434,211
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,351,175
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,774,794
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	5,000,000	4,741,342
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	5,700,000	5,523,059
Goldman Sachs Group, Inc. Senior Notes 3.10% due 02/24/2033	4,225,000	4,249,394
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	4,007,738
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,365,908
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,653,606
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	5,700,000	5,542,218
JPMorgan Chase & Co. Senior Notes 2.78% due 04/25/2023	2,020,000	2,026,949
JPMorgan Chase & Co. Senior Notes 2.96% due 01/25/2033	3,500,000	3,522,755
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,549,331
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	11,039,973
JPMorgan Chase & Co. Sub. Notes 8.00% due 04/29/2027	460,000	581,813
Morgan Stanley Senior Notes 1.59% due 05/04/2027	4,115,000	3,972,000
Morgan Stanley Senior Notes 1.93% due 04/28/2032	5,000,000	4,599,285
Morgan Stanley Senior Notes 2.94% due 01/21/2033	4,985,000	4,999,086
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	2,116,058
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,788,737

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	$4,000,000	$4,134,030
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,592,074
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,192,489

		152,154,115

Diversified Manufacturing Operations — 0.5%
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,288,106
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	954,561
Textron, Inc. Senior Notes 3.90% due 09/17/2029	1,215,000	1,299,169
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,037,292

		7,579,128

Drug Delivery Systems — 0.6%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	3,209,010
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,702,729
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,088,000	3,622,780
Embecta Corp. Senior Sec. Notes 5.00% due 02/15/2030*	250,000	250,000

		8,784,519

E-Commerce/Services — 0.7%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	1,820,000	2,080,929
Cars.com, Inc. Company Guar. Notes 6.38% due 11/01/2028*	975,000	1,014,000
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	4,850,000	4,665,432
Go Daddy Operating Co. LLC/GD Finance Co., Inc. Company Guar. Notes 5.25% due 12/01/2027*	825,000	845,625
Match Group Holdings II LLC Senior Notes 3.63% due 10/01/2031*	350,000	320,716
Match Group Holdings II LLC Senior Notes 4.13% due 08/01/2030*	775,000	744,000
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	625,000	617,188

57

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
E-Commerce/Services (continued)
Match Group Holdings II LLC Senior Notes 5.00% due 12/15/2027*	$200,000	$205,750
Millennium Escrow Corp. Senior Sec. Notes 6.63% due 08/01/2026*	700,000	694,092

		11,187,732

Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,620,255
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	250,000	261,800
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	1,050,000	1,124,645

		4,006,700

Electric-Distribution — 0.1%
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,549,300

Electric-Generation — 0.1%
Vistra Operations Co. LLC Company Guar. Notes 4.38% due 05/01/2029*	400,000	386,000
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	350,000	355,187
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	433,500
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	1,000,000	1,020,302

		2,194,989

Electric-Integrated — 1.8%
Ameren Corp Senior Notes 1.95% due 03/15/2027	1,090,000	1,071,675
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,558,191
American Electric Power Co., Inc. Jr. Sub. Notes 2.03% due 03/15/2024	1,400,000	1,401,918
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	3,233,970
Black Hills Corp. Senior Notes 2.50% due 06/15/2030	1,210,000	1,171,082
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,475,374
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,635,761

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	$1,240,000	$1,294,120
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	2,111,690
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	136,992
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,398,565
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,585,616
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	4,921,823
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	580,744
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	1,125,000	1,185,839
Puget Energy, Inc. Senior Sec. Notes 2.38% due 06/15/2028	925,000	892,245

		27,655,605

Electronic Components-Misc. — 0.1%
Hubbell, Inc. Senior Notes 2.30% due 03/15/2031	2,100,000	2,042,398

Electronic Components-Semiconductors — 0.7%
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*	3,440,000	3,261,364
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	3,000,000	2,988,057
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	960,000	926,154
Micron Technology, Inc. Senior Notes 2.70% due 04/15/2032	3,175,000	3,035,364
Qorvo, Inc. Company Guar. Notes 4.38% due 10/15/2029	425,000	439,154

		10,650,093

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,459,804
Keysight Technologies, Inc. Senior Notes 3.00% due 10/30/2029	1,425,000	1,450,191
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,462,513

58

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Measurement Instruments (continued)
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031	$6,085,000	$5,876,467

		15,248,975

Electronic Security Devices — 0.4%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	6,070,000	6,329,301

Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 6.50% due 01/15/2026*	1,625,000	1,678,836
TerraForm Power Operating LLC Company Guar. Notes 4.25% due 01/31/2023*	100,000	100,500
TerraForm Power Operating LLC Company Guar. Notes 4.75% due 01/15/2030*	525,000	527,730
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	950,000	961,875

		3,268,941

Enterprise Software/Service — 0.8%
Boxer Parent Co., Inc. Sec. Notes 9.13% due 03/01/2026*	375,000	390,937
Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 07/01/2028*	200,000	190,895
Clarivate Science Holdings Corp. Company Guar. Notes 4.88% due 07/01/2029*	875,000	834,977
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL Senior Sec. Notes 4.63% due 05/01/2028*	1,025,000	999,375
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 02/15/2030*	300,000	293,073
Open Text Holdings, Inc. Company Guar. Notes 4.13% due 12/01/2031*	350,000	337,750
Oracle Corp. Senior Notes 3.60% due 04/01/2050	4,300,000	3,816,750
Oracle Corp. Senior Notes 3.95% due 03/25/2051	3,000,000	2,833,492
Rocket Software, Inc. Senior Notes 6.50% due 02/15/2029*	1,600,000	1,516,448
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	1,600,000	1,632,000

		12,845,697

Entertainment Software — 0.0%
ROBLOX Corp. Senior Notes 3.88% due 05/01/2030*	725,000	701,438

Security Description	Principal Amount	Value (Note 2)
Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 4.88% due 03/15/2028	$475,000	$454,219
Navient Corp. Senior Notes 5.00% due 03/15/2027	150,000	145,263
Navient Corp. Senior Notes 5.50% due 03/15/2029	775,000	757,562
Navient Corp. Senior Notes 6.75% due 06/25/2025	250,000	263,800
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	158,250

		1,779,094

Finance-Credit Card — 0.7%
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,243,426
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,796,973
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,283,875

		11,324,274

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,782,921
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,522,347
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 2.63% due 10/15/2031	3,150,000	3,003,841
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	3,475,000	3,851,082

		11,160,191

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 3.63% due 12/01/2027	2,650,000	2,719,133

Finance-Mortgage Loan/Banker — 0.4%
LD Holdings Group LLC Company Guar. Notes 6.13% due 04/01/2028*	875,000	779,844
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.88% due 03/01/2031*	1,250,000	1,170,362
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 2.88% due 10/15/2026*	425,000	404,160

59

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Mortgage Loan/Banker (continued)
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	$475,000	$445,313
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 4.00% due 10/15/2033*	325,000	304,103
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*	1,300,000	1,259,082
United Wholesale Mtg. LLC Senior Notes 5.50% due 04/15/2029*	1,000,000	915,900
United Wholesale Mtg. LLC Senior Notes 5.75% due 06/15/2027*	425,000	401,404

		5,680,168

Finance-Other Services — 0.2%
Cboe Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	3,207,266

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	255,000

Food-Baking — 0.1%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,305,891

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	1,400,000	1,389,500
Aramark Services, Inc. Company Guar. Notes 6.38% due 05/01/2025*	750,000	775,313

		2,164,813

Food-Meat Products — 0.6%
Smithfield Foods, Inc. Senior Notes 2.63% due 09/13/2031*	3,230,000	3,015,898
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	4,220,000	4,095,023
Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	1,475,000	1,545,888

		8,656,809

Food-Misc./Diversified — 0.8%
General Mills, Inc. Senior Bonds 3.00% due 02/01/2051	1,077,000	1,016,059
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	7,035,000	7,447,214

Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified (continued)
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045	$650,000	$754,210
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	550,000	523,188
Post Holdings, Inc. Company Guar. Notes 5.50% due 12/15/2029*	525,000	539,275
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	575,000	588,346
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	2,425,000	2,488,781

		13,357,073

Food-Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.25% due 03/15/2026*	175,000	169,668
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 02/15/2023*	125,000	126,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 03/15/2029*	1,650,000	1,557,864
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,309,815
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,499,144
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,308,999

		7,971,490

Food-Wholesale/Distribution — 0.5%
Performance Food Group, Inc. Company Guar. Notes 4.25% due 08/01/2029*	750,000	703,732
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	150,000	152,409
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	5,175,000	5,701,837
US Foods, Inc. Company Guar. Notes 4.63% due 06/01/2030*	350,000	341,250
US Foods, Inc. Company Guar. Notes 4.75% due 02/15/2029*	1,100,000	1,080,750
US Foods, Inc. Senior Sec. Notes 6.25% due 04/15/2025*	200,000	206,732

		8,186,710

60

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.4%
Affinity Gaming Senior Sec. Notes 6.88% due 12/15/2027*	$1,275,000	$1,294,125
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	450,000	463,365
Mohegan Gaming & Entertainment Company Guar. Notes 7.88% due 10/15/2024*	275,000	283,938
Mohegan Gaming & Entertainment Sec. Notes 8.00% due 02/01/2026*	2,200,000	2,241,360
Raptor Acquisition Corp./Raptor Co-Issuer LLC Senior Sec. Notes 4.88% due 11/01/2026*	250,000	247,500
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	800,000	865,656
Scientific Games International, Inc. Company Guar. Notes 8.25% due 03/15/2026*	700,000	730,625
Scientific Games International, Inc. Company Guar. Notes 8.63% due 07/01/2025*	700,000	740,761

		6,867,330

Gas-Distribution — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	100,000	103,250
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	325,000	335,156
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.75% due 05/20/2027	175,000	184,917
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	500,000	528,750
National Fuel Gas Co. Senior Notes 2.95% due 03/01/2031	2,580,000	2,511,821
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,866,944
National Fuel Gas Co. Senior Notes 5.50% due 01/15/2026	2,025,000	2,218,659
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	1,055,306
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	2,370,000	2,457,752

		13,262,555

Security Description	Principal Amount	Value (Note 2)
Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.63% due 02/15/2032*	$650,000	$616,804
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.38% due 05/01/2025*	75,000	76,828
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.75% due 05/01/2028*	275,000	289,094

		982,726

Human Resources — 0.1%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	975,000	872,625
ZipRecruiter, Inc. Senior Notes 5.00% due 01/15/2030*	250,000	247,658

		1,120,283

Independent Power Producers — 0.3%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	950,000	863,103
Calpine Corp. Senior Sec. Notes 4.50% due 02/15/2028*	400,000	390,092
Calpine Corp. Senior Notes 4.63% due 02/01/2029*	250,000	234,375
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	525,000	494,813
Calpine Corp. Senior Notes 5.13% due 03/15/2028*	425,000	414,600
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	34,000	34,612
NRG Energy, Inc. Company Guar. Notes 3.38% due 02/15/2029*	125,000	115,471
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	125,000	115,938
NRG Energy, Inc. Company Guar. Notes 3.88% due 02/15/2032*	775,000	724,625
NRG Energy, Inc. Company Guar. Notes 5.25% due 06/15/2029*	425,000	437,325
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	475,000	491,620
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	175,000	180,906

		4,497,480

Instruments-Controls — 0.0%
Sensata Technologies, Inc. Company Guar. Notes 3.75% due 02/15/2031*	150,000	140,952

61

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 1.0%
AmWINS Group, Inc. Senior Notes 4.88% due 06/30/2029*	$1,575,000	$1,541,531
AssuredPartners, Inc. Senior Notes 5.63% due 01/15/2029*	1,250,000	1,162,050
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	1,375,000	1,373,281
BroadStreet Partners, Inc. Senior Notes 5.88% due 04/15/2029*	2,200,000	2,097,700
HUB International, Ltd. Senior Notes 5.63% due 12/01/2029*	1,150,000	1,129,875
HUB International, Ltd. Company Guar. Notes 7.00% due 05/01/2026*	4,925,000	5,041,969
Ryan Specialty Group LLC Senior Sec. Notes 4.38% due 02/01/2030*	325,000	322,563
USI, Inc. Senior Notes 6.88% due 05/01/2025*	2,500,000	2,500,000

		15,168,969

Insurance-Life/Health — 0.8%
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	1,908,375
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	2,061,278
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,645,462
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,246,797
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,147,721
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,970,748

		12,980,381

Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	3,129,478
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,783,150

		7,912,628

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	687,176
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,606,862

Security Description	Principal Amount	Value (Note 2)
Insurance-Mutual (continued)
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	$420,000	$601,052

		2,895,090

Insurance-Property/Casualty — 0.0%
GTCR AP Finance, Inc. Senior Notes 8.00% due 05/15/2027*	450,000	459,000

Interior Design/Architecture — 0.1%
Signal Parent, Inc. Senior Notes 6.13% due 04/01/2029*	1,050,000	903,000

Internet Content-Entertainment — 0.2%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	3,050,000	3,346,613

Investment Management/Advisor Services — 0.5%
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,956,008
NFP Corp. Senior Notes 6.88% due 08/15/2028*	3,375,000	3,210,469
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	910,126
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,139,344

		8,215,947

Lasers-System/Components — 0.0%
II-VI, Inc. Company Guar. Notes 5.00% due 12/15/2029*	625,000	623,781

Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 1.95% due 07/02/2023	770,000	773,595
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,249,908

		3,023,503

Machinery-General Industrial — 0.1%
Vertical US Newco, Inc. Senior Sec. Notes 5.25% due 07/15/2027*	775,000	784,688
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 3.20% due 06/15/2025	970,000	993,485

		1,778,173

Machinery-Pumps — 0.1%
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	1,580,000	1,510,586

62

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical Information Systems — 0.1%
Minerva Merger Sub, Inc. Senior Notes 6.50% due 02/15/2030*	$2,050,000	$2,042,825

Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	2,585,000	2,533,249
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,245,000	2,272,977

		4,806,226

Medical Labs & Testing Services — 0.2%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.50% due 04/01/2030*	500,000	468,125
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	225,000	216,563
Charles River Laboratories International, Inc. Company Guar. Notes 4.25% due 05/01/2028*	225,000	223,807
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,175,000	1,199,969
IQVIA, Inc. Company Guar. Notes 5.00% due 05/15/2027*	200,000	204,540
MEDNAX, Inc. Company Guar. Notes 6.25% due 01/15/2027*	525,000	548,536
Syneos Health, Inc. Company Guar. Notes 3.63% due 01/15/2029*	725,000	681,500

		3,543,040

Medical Products — 0.3%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	3,953,614

Medical-Biomedical/Gene — 1.0%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	5,060,000	5,042,488
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	985,548
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	3,150,000	2,813,556
Biogen, Inc. Senior Notes 3.25% due 02/15/2051*	2,631,000	2,373,514
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	1,185,000	1,078,279
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	3,920,000	3,373,217

		15,666,602

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs — 1.3%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	$3,950,000	$4,054,446
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	3,575,000	3,682,200
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025	890,000	935,563
Bausch Health Americas, Inc. Company Guar. Notes 8.50% due 01/31/2027*	850,000	859,562
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	600,000	620,892
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	970,655
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	1,157,501
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	743,411
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	1,225,000	1,303,331
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	4,195,000	5,271,689
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Sec. Notes 4.13% due 04/30/2028*	225,000	222,255
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Notes 5.13% due 04/30/2031*	1,075,000	1,073,973
Prestige Brands, Inc. Company Guar. Notes 5.13% due 01/15/2028*	275,000	277,063

		21,172,541

Medical-HMO — 0.9%
Anthem, Inc. Senior Notes 1.50% due 03/15/2026	5,250,000	5,135,760
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	965,558
Centene Corp. Senior Notes 2.63% due 08/01/2031	850,000	795,413
Centene Corp. Senior Notes 3.38% due 02/15/2030	275,000	269,857
Centene Corp. Senior Notes 4.25% due 12/15/2027	1,075,000	1,102,402
Centene Corp. Senior Notes 4.63% due 12/15/2029	1,075,000	1,117,806

63

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 2.30% due 05/15/2031	$5,000,000	$4,855,315

		14,242,111

Medical-Hospitals — 1.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	125,000	122,813
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	75,000	76,078
AHP Health Partners, Inc. Senior Notes 5.75% due 07/15/2029*	550,000	539,701
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.25% due 05/15/2030*	450,000	447,849
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	250,000	251,646
CHS/Community Health Systems, Inc. Sec. Notes 6.13% due 04/01/2030*	700,000	666,543
CHS/Community Health Systems, Inc. Senior Sec. Notes 6.63% due 02/15/2025*	275,000	284,598
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	1,425,000	1,408,969
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	600,000	624,567
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 12/15/2027*	200,000	212,000
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	925,000	925,000
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	3,050,000	2,827,593
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	1,100,000	1,177,000
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	500,000	544,255
Legacy LifePoint Health LLC Senior Sec. Notes 6.75% due 04/15/2025*	375,000	388,125
LifePoint Health, Inc. Company Guar. Notes 5.38% due 01/15/2029*	800,000	761,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	1,425,000	1,499,143
Tenet Healthcare Corp. Senior Sec. Notes 4.25% due 06/01/2029*	750,000	723,073

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	$154,000	$154,613
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 06/15/2028*	50,000	49,527
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	325,000	326,469
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	525,000	527,596
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	1,500,000	1,502,250
Tenet Healthcare Corp. Sec. Notes 6.25% due 02/01/2027*	375,000	383,704
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	700,000	733,155
Tenet Healthcare Corp. Senior Sec. Notes 7.50% due 04/01/2025*	75,000	78,133

		17,235,400

Medical-Outpatient/Home Medical — 0.1%
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	1,575,000	1,575,803

Medical-Wholesale Drug Distribution — 0.1%
AdaptHealth LLC Company Guar. Notes 4.63% due 08/01/2029*	800,000	764,000
AdaptHealth LLC Company Guar. Notes 5.13% due 03/01/2030*	775,000	755,780
Vizient, Inc. Senior Notes 6.25% due 05/15/2027*	275,000	281,875

		1,801,655

Metal Products-Distribution — 0.5%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	3,805,000	4,168,773
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,322,770

		7,491,543

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 4.13% due 03/01/2028	125,000	127,812
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	825,000	858,289
Freeport-McMoRan, Inc. Company Guar. Notes 5.00% due 09/01/2027	250,000	258,825

64

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal-Copper (continued)
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	$425,000	$491,810

		1,736,736

Metal-Diversified — 0.4%
Glencore Funding LLC Company Guar. Notes 2.63% due 09/23/2031*	4,000,000	3,741,592
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	2,790,000	2,667,174

		6,408,766

Multimedia — 0.4%
CBS Corp. Senior Notes 4.90% due 08/15/2044	2,550,000	2,915,190
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,711,766
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050	940,000	1,115,506

		6,742,462

Music — 0.1%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	750,000	678,750
WMG Acquisition Corp. Senior Sec. Notes 3.75% due 12/01/2029*	225,000	213,973

		892,723

Networking Products — 0.1%
Logan Merger Sub, Inc. Senior Sec. Notes 5.50% due 09/01/2027*	1,450,000	1,410,125

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 2.67% due 12/01/2026	1,510,000	1,493,245
CDW LLC/CDW Finance Corp. Company Guar. Notes 3.25% due 02/15/2029	150,000	142,280
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	325,000	321,275
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	200,000	211,349

		2,168,149

Office Furnishings-Original — 0.0%
Interface, Inc. Company Guar. Notes 5.50% due 12/01/2028*	550,000	565,125

Oil & Gas Drilling — 0.0%
Nabors Industries, Inc. Company Guar. Notes 7.38% due 05/15/2027*	125,000	127,799

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production — 2.2%
Antero Resources Corp. Company Guar. Notes 5.00% due 03/01/2025	$400,000	$405,680
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	350,000	361,305
Antero Resources Corp. Company Guar. Notes 7.63% due 02/01/2029*	83,000	90,470
Antero Resources Corp. Company Guar. Notes 8.38% due 07/15/2026*	81,000	90,343
Apache Corp. Senior Notes 4.88% due 11/15/2027	450,000	466,879
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 5.88% due 06/30/2029*	375,000	361,875
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Company Guar. Notes 7.00% due 11/01/2026*	1,225,000	1,223,469
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	275,000	288,063
Berry Petroleum Co. LLC Company Guar. Notes 7.00% due 02/15/2026*	450,000	451,116
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	125,000	120,625
Callon Petroleum Co. Company Guar. Notes 8.25% due 07/15/2025	450,000	442,125
Centennial Resource Production LLC Company Guar. Notes 5.38% due 01/15/2026*	75,000	73,292
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	900,000	909,000
Comstock Resources, Inc. Company Guar. Notes 5.88% due 01/15/2030*	275,000	273,281
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	1,325,000	1,363,147
Continental Resources, Inc. Company Guar. Notes 5.75% due 01/15/2031*	750,000	854,932
Coterra Energy, Inc. Senior Notes 3.90% due 05/15/2027*	1,330,000	1,404,560
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.00% due 05/01/2029*	150,000	151,413
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	1,175,000	1,183,777

65

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	$275,000	$284,466
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 6.63% due 07/15/2025*	475,000	496,470
EQT Corp. Senior Notes 3.63% due 05/15/2031*	275,000	272,250
EQT Corp. Senior Notes 3.90% due 10/01/2027	250,000	251,703
EQT Corp. Senior Notes 5.00% due 01/15/2029	150,000	157,875
EQT Corp. Senior Notes 6.63% due 02/01/2025	175,000	188,563
Hess Corp. Senior Notes 5.60% due 02/15/2041	4,221,000	5,072,764
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	1,980,000	2,120,803
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	175,000	179,757
Occidental Petroleum Corp. Senior Notes 4.20% due 03/15/2048	835,000	776,550
Occidental Petroleum Corp. Senior Notes 4.30% due 08/15/2039	675,000	636,187
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	850,000	812,872
Occidental Petroleum Corp. Senior Notes 4.40% due 08/15/2049	225,000	213,750
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	425,000	454,219
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	725,000	836,831
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	550,000	645,430
Occidental Petroleum Corp. Senior Notes 8.00% due 07/15/2025	350,000	398,125
Occidental Petroleum Corp. Senior Notes 8.88% due 07/15/2030	425,000	550,872
PDC Energy, Inc. Company Guar. Notes 5.75% due 05/15/2026	650,000	661,765
PDC Energy, Inc. Company Guar. Notes 6.13% due 09/15/2024	100,000	101,000

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Pioneer Natural Resources Co. Senior Notes 2.15% due 01/15/2031	$4,015,000	$3,761,219
Range Resources Corp. Company Guar. Notes 4.75% due 02/15/2030*	175,000	174,788
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	325,000	331,225
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	299,000	302,827
Range Resources Corp. Company Guar. Notes 8.25% due 01/15/2029	425,000	469,859
Range Resources Corp. Company Guar. Notes 9.25% due 02/01/2026	400,000	427,752
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	450,000	452,515
SM Energy Co. Senior Notes 5.63% due 06/01/2025	375,000	372,187
SM Energy Co. Senior Notes 6.50% due 07/15/2028	75,000	77,475
SM Energy Co. Senior Notes 6.63% due 01/15/2027	125,000	128,438
SM Energy Co. Senior Notes 6.75% due 09/15/2026	775,000	782,750
Southwestern Energy Co. Company Guar. Notes 4.75% due 02/01/2032	225,000	224,620
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	400,000	409,880
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028	525,000	576,030
Tap Rock Resources LLC Senior Notes 7.00% due 10/01/2026*	600,000	615,000

		34,734,169

Oil Companies-Integrated — 0.6%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	1,485,000	1,378,179
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	5,325,000	4,766,951
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,910,605

		9,055,735

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,918,188

66

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	$1,725,000	$1,874,016
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	953,549
Valero Energy Corp. Senior Notes 3.65% due 12/01/2051	2,925,000	2,731,368
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,622,844
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	1,120,356
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	2,028,083

		12,248,404

Oil-Field Services — 0.3%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	700,000	705,733
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	2,025,000	2,076,941
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,225,000	1,246,964
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	1,275,000	1,308,571

		5,338,209

Paper & Related Products — 0.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	400,000	399,000
Clearwater Paper Corp. Company Guar. Notes 5.38% due 02/01/2025*	725,000	762,715

		1,161,715

Pharmacy Services — 1.1%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	1,202,000	1,240,014
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,215,000	2,435,950
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	2,215,000	2,626,523
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	2,025,000	2,139,289
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,616,775

Security Description	Principal Amount	Value (Note 2)
Pharmacy Services (continued)
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	$2,740,000	$3,361,565
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,540,821
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	238,821	251,993

		17,212,930

Pipelines — 4.9%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 06/15/2029*	975,000	981,425
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	1,575,000	1,599,617
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,125,000	1,146,712
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 7.88% due 05/15/2026*	325,000	349,375
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	1,915,000	1,912,611
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	1,073,144
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*	325,000	305,975
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031	1,200,000	1,193,934
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	450,000	459,999
Cheniere Energy, Inc. Senior Sec. Notes 4.63% due 10/15/2028	350,000	355,250
CNX Midstream Partners LP Company Guar. Notes 4.75% due 04/15/2030*	700,000	683,550
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,217,934
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,585,362
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	825,000	814,688
Eastern Gas Transmission & Storage, Inc. Senior Notes 3.00% due 11/15/2029*	1,200,000	1,211,524

67

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Energy Transfer LP Senior Notes 4.90% due 02/01/2024	$4,250,000	$4,455,077
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	3,513,000	3,759,712
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,456,635
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	475,000	453,635
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	127,000	128,588
EQM Midstream Partners LP Senior Notes 4.75% due 01/15/2031*	1,150,000	1,100,745
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	950,000	961,505
EQM Midstream Partners LP Senior Notes 6.00% due 07/01/2025*	325,000	335,563
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	725,000	761,777
EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	475,000	510,625
Hess Midstream Operations LP Company Guar. Notes 4.25% due 02/15/2030*	350,000	337,750
Hess Midstream Operations LP Company Guar. Notes 5.13% due 06/15/2028*	500,000	509,495
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	825,000	801,281
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	3,031,753
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	714,571
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,767,184
MPLX LP Senior Notes 4.00% due 03/15/2028	850,000	900,392
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	3,372,658
MPLX LP Senior Notes 5.20% due 03/01/2047	2,750,000	3,188,509
MPLX LP Senior Notes 5.20% due 12/01/2047	2,740,000	3,151,472

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Oasis Midstream Partners LP/OMP Finance Corp. Company Guar. Notes 8.00% due 04/01/2029*	$600,000	$636,750
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	2,650,000	2,677,331
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	3,000,000	3,291,424
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,825,000	3,216,707
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	800,000	714,424
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	600,000	615,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.38% due 02/01/2027	625,000	639,595
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030	1,400,000	1,482,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,325,000	1,365,611
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.50% due 07/15/2027	75,000	79,553
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,358,698
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,522,282
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	400,000	388,000
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022	250,000	249,375
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	325,000	340,148
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	300,000	331,500
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	350,000	368,130
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	125,000	132,813

68

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Western Midstream Operating LP Senior Notes 5.30% due 02/01/2030	$100,000	$104,786
Western Midstream Operating LP Senior Notes 5.30% due 03/01/2048	1,475,000	1,629,255
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	200,000	221,000
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	3,460,000	3,854,198

		76,808,857

Pollution Control — 0.1%
Madison IAQ LLC Senior Sec. Notes 4.13% due 06/30/2028*	125,000	119,063
Madison IAQ LLC Senior Notes 5.88% due 06/30/2029*	2,225,000	2,056,356

		2,175,419

Precious Metals — 0.1%
Coeur Mining, Inc. Company Guar. Notes 5.13% due 02/15/2029*	875,000	834,531

Publishing-Newspapers — 0.1%
TEGNA, Inc. Company Guar. Notes 4.63% due 03/15/2028	400,000	392,312
TEGNA, Inc. Company Guar. Notes 5.00% due 09/15/2029	1,375,000	1,356,094

		1,748,406

Quarrying — 0.1%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	1,125,000	1,143,008
Compass Minerals International, Inc. Company Guar. Notes 6.75% due 12/01/2027*	450,000	471,465

		1,614,473

Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 4.13% due 07/01/2029*	525,000	493,500
Penn National Gaming, Inc. Senior Notes 5.63% due 01/15/2027*	125,000	127,656

		621,156

Radio — 0.3%
Cumulus Media New Holdings, Inc. Senior Sec. Notes 6.75% due 07/01/2026*	1,036,000	1,066,003
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	1,200,000	1,140,000

Security Description	Principal Amount	Value (Note 2)
Radio (continued)
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	$650,000	$604,825
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	1,100,000	1,117,875

		3,928,703

Real Estate Investment Trusts — 3.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,745,000	1,575,648
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,277,950
American Tower Corp. Senior Notes 2.70% due 04/15/2031	3,000,000	2,906,542
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,551,843
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,892,560
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,448,702
Crown Castle International Corp. Senior Notes 2.50% due 07/15/2031	1,775,000	1,695,303
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	3,185,000	2,932,427
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,749,800
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,759,405
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	1,905,000	1,759,710
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,941,043
Kimco Realty Corp. Senior Notes 3.40% due 11/01/2022	490,000	497,024
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,841,803
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 3.88% due 02/15/2029*	100,000	102,750
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.50% due 09/01/2026	375,000	391,875

69

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 4.63% due 06/15/2025*	$150,000	$156,750
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.63% due 05/01/2024	150,000	158,625
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,336,366
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,728,476
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,630,818
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,238,804
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.50% due 02/15/2025*	50,000	49,798
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	175,000	175,000
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.25% due 12/01/2026*	375,000	378,840
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	475,000	488,903
Welltower, Inc. Senior Notes 2.80% due 06/01/2031	5,300,000	5,233,888
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	1,975,000	1,890,495
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,990,253

		52,781,401

Rental Auto/Equipment — 0.7%
Ashtead Capital, Inc. Company Guar. Notes 2.45% due 08/12/2031*	3,750,000	3,549,033
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	851,743
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	5,264,870
United Rentals North America, Inc. Company Guar. Notes 3.75% due 01/15/2032	250,000	239,375
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	200,000	205,460

Security Description	Principal Amount	Value (Note 2)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Company Guar. Notes 3.88% due 02/15/2031	$200,000	$194,000
United Rentals North America, Inc. Company Guar. Notes 4.00% due 07/15/2030	150,000	147,711
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	875,000	899,119
United Rentals North America, Inc. Company Guar. Notes 5.50% due 05/15/2027	250,000	258,581

		11,609,892

Resorts/Theme Parks — 0.2%
SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*	1,175,000	1,141,748
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	1,000,000	1,007,500
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	250,000	260,625

		2,409,873

Retail-Apparel/Shoe — 0.0%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	175,000	162,785
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	250,000	231,693

		394,478

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	1,845,000	1,757,337
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	2,450,000	2,605,396
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	1,010,177
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	3,077,445

		8,450,355

Retail-Automobile — 0.1%
Asbury Automotive Group, Inc. Company Guar. Notes 4.63% due 11/15/2029*	250,000	246,330
Asbury Automotive Group, Inc. Company Guar. Notes 5.00% due 02/15/2032*	400,000	397,000
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	1,025,000	1,132,181

		1,775,511

70

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Building Products — 0.4%
Foundation Building Materials, Inc. Company Guar. Notes 6.00% due 03/01/2029*	$1,600,000	$1,544,304
GYP Holdings III Corp. Company Guar. Notes 4.63% due 05/01/2029*	2,075,000	2,015,344
SRS Distribution, Inc. Company Guar. Notes 6.00% due 12/01/2029*	1,050,000	1,019,876
SRS Distribution, Inc. Company Guar. Notes 6.13% due 07/01/2029*	575,000	563,500
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	1,175,000	1,205,573
White Cap Parent LLC Senior Notes 8.25% due 03/15/2026*(1)	650,000	659,750

		7,008,347

Retail-Gardening Products — 0.2%
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	3,300,000	2,995,042

Retail-Propane Distribution — 0.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.00% due 06/01/2031*	1,050,000	1,034,250
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	1,050,000	1,076,250

		2,110,500

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	713,853
Yum! Brands, Inc. Senior Notes 4.63% due 01/31/2032	675,000	671,774
Yum! Brands, Inc. Senior Notes 7.75% due 04/01/2025*	100,000	104,770

		1,490,397

Retail-Sporting Goods — 0.0%
Academy, Ltd. Senior Sec. Notes 6.00% due 11/15/2027*	475,000	496,375

Rubber/Plastic Products — 0.2%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.25% due 01/15/2026*	2,425,000	2,497,750

Security Services — 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	800,000	758,324

Security Description	Principal Amount	Value (Note 2)
Security Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Sec. Notes 6.63% due 07/15/2026*	$475,000	$487,761
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 9.75% due 07/15/2027*	2,775,000	2,927,625
Brink’s Co. Company Guar. Notes 5.50% due 07/15/2025*	150,000	155,472

		4,329,182

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	1,969,611

Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	1,585,000	1,741,397

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,563,925

Software Tools — 0.4%
VMware, Inc. Senior Notes 2.20% due 08/15/2031	5,885,000	5,490,802

Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	582,771
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	5,315,000	6,400,872

		6,983,643

Steel-Producers — 0.8%
Carpenter Technology Corp. Senior Notes 4.45% due 03/01/2023	3,347,000	3,378,563
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	500,000	486,250
Cleveland-Cliffs, Inc. Company Guar. Notes 4.88% due 03/01/2031*	1,325,000	1,298,500
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	6,962,242

		12,125,555

Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp. Company Guar. Notes 4.00% due 01/31/2030*	175,000	173,250
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,318,528

		1,491,778

71

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telecommunication Equipment — 0.0%
Viavi Solutions, Inc. Company Guar. Notes 3.75% due 10/01/2029*	$175,000	$169,750

Telephone-Integrated — 3.2%
AT&T, Inc. Senior Notes 1.70% due 03/25/2026	4,500,000	4,396,557
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	2,300,000	2,147,923
AT&T, Inc. Senior Notes 2.55% due 12/01/2033	6,999,000	6,579,802
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,600,000	2,711,977
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	4,261,000	4,179,477
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	2,125,000	2,079,850
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,780,787
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	1,875,000	2,326,708
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,722,132
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	3,570,000	3,480,041
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	6,165,000	6,110,218
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	5,545,000	6,054,282
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,391,761

		49,961,515

Television — 0.6%
AMC Networks, Inc. Company Guar. Notes 4.25% due 02/15/2029	800,000	769,456
AMC Networks, Inc. Company Guar. Notes 4.75% due 08/01/2025	175,000	176,460
AMC Networks, Inc. Company Guar. Notes 5.00% due 04/01/2024	660,000	658,350
Gray Escrow II, Inc. Company Guar. Notes 5.38% due 11/15/2031*	775,000	763,646
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	375,000	359,145

Security Description	Principal Amount	Value (Note 2)
Television (continued)
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	$1,250,000	$1,281,250
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	325,000	342,366
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	225,000	213,750
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	850,000	842,022
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	800,000	816,000
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	275,000	258,940
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	475,000	439,399
Sinclair Television Group, Inc. Company Guar. Notes 5.88% due 03/15/2026*	1,950,000	1,969,500

		8,890,284

Tobacco — 0.6%
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	4,366,180
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	5,625,000	5,480,150

		9,846,330

Transactional Software — 0.1%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	900,000	863,262

Transport-Rail — 0.6%
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,907,595
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,961,632
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	3,226,962
Watco Cos. LLC/Watco Finance Co. Senior Notes 6.50% due 06/15/2027*	1,275,000	1,319,625

		9,415,814

Transport-Services — 0.6%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,220,000	1,251,975
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	1,320,000	1,395,995
Ryder System, Inc. Senior Notes 2.90% due 12/01/2026	3,000,000	3,079,705

72

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services (continued)
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	$3,300,000	$3,433,452

		9,161,127

Trucking/Leasing — 0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 1.20% due 11/15/2025*	2,275,000	2,185,078
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,431,235
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	2,750,000	2,851,078

		8,467,391

Water — 0.0%
Solaris Midstream Holdings LLC Company Guar. Notes 7.63% due 04/01/2026*	375,000	387,236

Web Hosting/Design — 0.1%
VeriSign, Inc. Senior Notes 2.70% due 06/15/2031	1,220,000	1,176,934

Total U.S. Corporate Bonds & Notes (cost $1,304,530,244)		1,336,216,931

FOREIGN CORPORATE BONDS & NOTES — 11.3%
Aerospace/Defense-Equipment — 0.1%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026	775,000	803,411

Airlines — 0.1%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.50% due 04/20/2026*	850,000	867,709
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. Senior Sec. Notes 5.75% due 04/20/2029*	725,000	742,219

		1,609,928

Applications Software — 0.1%
Elastic NV Senior Notes 4.13% due 07/15/2029*	950,000	887,062

Auto/Truck Parts & Equipment-Original — 0.5%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	1,875,000	1,892,197
Clarios Global LP Senior Sec. Notes 6.75% due 05/15/2025*	45,000	46,688
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*	3,325,000	3,476,553

Security Description	Principal Amount	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	$425,000	$433,500
IHO Verwaltungs GmbH Senior Sec. Notes 4.75% due 09/15/2026*(1)	875,000	885,938
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027*(1)	550,000	566,335
IHO Verwaltungs GmbH Senior Sec. Notes 6.38% due 05/15/2029*(1)	375,000	393,698
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. Senior Sec. Notes 6.25% due 05/15/2026*	135,000	139,556

		7,834,465

Beverages-Non-alcoholic — 0.4%
Coca-Cola Europacific Partners PLC Senior Notes 1.50% due 01/15/2027*	2,250,000	2,164,780
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	4,805,000	4,773,623

		6,938,403

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,352,711

Cable/Satellite TV — 1.1%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	945,280
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	7,903,730
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,950,000	1,989,000
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,800,000	1,779,768
Virgin Media Finance PLC Company Guar. Notes 5.00% due 07/15/2030*	1,000,000	941,250
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*	200,000	190,002
Virgin Media Secured Finance PLC Senior Sec. Notes 5.50% due 05/15/2029*	200,000	203,810
Virgin Media Vendor Financing Notes IV DAC Senior Notes 5.00% due 07/15/2028*	1,050,000	989,625
VZ Secured Financing BV Senior Sec. Notes 5.00% due 01/15/2032*	825,000	795,366

73

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Ziggo Bond Co. BV Company Guar. Notes 5.13% due 02/28/2030*	$225,000	$213,443
Ziggo Bond Co. BV Senior Notes 6.00% due 01/15/2027*	1,350,000	1,382,063

		17,333,337

Cellular Telecom — 0.2%
Vmed O2 UK Financing I PLC Senior Sec. Notes 4.25% due 01/31/2031*	325,000	301,438
Vmed O2 UK Financing I PLC Senior Sec. Notes 4.75% due 07/15/2031*	950,000	907,896
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,565,045

		2,774,379

Chemicals-Other — 0.0%
SPCM SA Senior Notes 3.38% due 03/15/2030*	325,000	305,061

Chemicals-Specialty — 0.1%
Diamond BC BV Company Guar. Notes 4.63% due 10/01/2029*	1,150,000	1,082,380
Herens Holdco SARL Senior Sec. Notes 4.75% due 05/15/2028*	1,275,000	1,217,383

		2,299,763

Coatings/Paint — 0.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV Company Guar. Notes 4.75% due 06/15/2027*	150,000	154,107

Commercial Services — 0.0%
Nielsen Co. Luxembourg SARL Company Guar. Notes 5.00% due 02/01/2025*	425,000	428,187

Commercial Services-Finance — 0.2%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	2,340,000	2,600,325

Computers-Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 3.13% due 07/15/2029	875,000	811,650
Seagate HDD Cayman Company Guar. Notes 3.38% due 07/15/2031	525,000	487,462

		1,299,112

Containers-Metal/Glass — 0.5%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(1)	1,368,637	1,382,324

Security Description	Principal Amount	Value (Note 2)
Containers-Metal/Glass (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC Senior Notes 4.00% due 09/01/2029*	$1,050,000	$1,000,125
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 5.25% due 08/15/2027*	1,100,000	1,078,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*	1,550,000	1,519,000
OI European Group BV Company Guar. Notes 4.75% due 02/15/2030*	250,000	242,826
Trivium Packaging Finance BV Senior Sec. Notes 5.50% due 08/15/2026*	1,000,000	1,008,120
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,025,000	1,057,185

		7,287,580

Diagnostic Equipment — 0.4%
DH Europe Finance II SARL Company Guar. Notes 2.60% due 11/15/2029	1,665,000	1,667,634
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	4,180,000	4,257,658

		5,925,292

Diversified Manufacturing Operations — 0.4%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	6,255,658

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	4,655,000	4,504,266

Diversified Operations — 0.1%
Stena International SA Senior Sec. Notes 6.13% due 02/01/2025*	825,000	846,508

Electric-Integrated — 0.7%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,634,570
Enel Finance International NV Company Guar. Notes 2.25% due 07/12/2031*	5,000,000	4,659,284
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,108,891
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,305,340

		11,708,085

74

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electronic Components-Misc. — 0.2%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	$1,935,000	$2,083,062
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	350,000	343,952

		2,427,014

Electronic Components-Semiconductors — 0.0%
ams AG Senior Notes 7.00% due 07/31/2025*	650,000	682,500

Electronic Security Devices — 0.3%
Allegion PLC Company Guar. Notes 3.50% due 10/01/2029	3,900,000	4,032,244

Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 3.88% due 12/01/2029*	150,000	144,057

Finance-Leasing Companies — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	1,830,000	1,758,307
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.40% due 10/29/2033	2,500,000	2,426,261
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/15/2027	3,150,000	3,389,130
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	748,341

		8,322,039

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	3,146,915

Insurance Brokers — 0.1%
Ardonagh Midco 2 PLC Senior Notes 11.50% due 01/15/2027*(1)	1,156,218	1,240,044

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	849,313

Machinery-Construction & Mining — 0.2%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	3,865,000	3,762,064

Machinery-Farming — 0.4%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,745,000	6,109,637

Security Description	Principal Amount	Value (Note 2)
Machinery-General Industrial — 0.1%
TK Elevator Holdco GmbH Company Guar. Notes 7.63% due 07/15/2028*	$874,000	$919,885

Medical-Biomedical/Gene — 0.0%
Grifols Escrow Issuer SA Senior Notes 4.75% due 10/15/2028*	300,000	298,500

Medical-Drugs — 1.2%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	1,660,000	1,375,249
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,232,052
AstraZeneca PLC Senior Notes 3.38% due 11/16/2025	2,900,000	3,051,365
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 01/30/2028*	625,000	526,562
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	275,000	221,931
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*	475,000	385,225
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 02/15/2031*	1,300,000	1,036,750
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	375,000	377,940
Bausch Health Cos., Inc. Senior Sec. Notes 5.75% due 08/15/2027*	325,000	325,644
Bausch Health Cos., Inc. Senior Sec. Notes 6.13% due 02/01/2027*	250,000	250,938
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	1,150,000	973,187
Bausch Health Cos., Inc. Company Guar. Notes 7.25% due 05/30/2029*	650,000	583,375
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	600,000	406,236
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Sec. Notes 9.50% due 07/31/2027*	250,000	246,925
Jazz Securities DAC Senior Sec. Notes 4.38% due 01/15/2029*	1,075,000	1,067,346
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*†(6)(7)	1,675,000	896,125
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*†(6)(7)	1,350,000	722,250

75

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	$1,660,000	$1,560,429
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,570,000	1,600,222
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	780,037

		19,619,788

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	625,000	601,337
Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	575,000	539,063
Precision Drilling Corp. Company Guar. Notes 6.88% due 01/15/2029*	550,000	550,935
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	225,000	226,125
Shelf Drilling Holdings, Ltd. Company Guar. Notes 8.25% due 02/15/2025*	475,000	369,336

		2,286,796

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,203,532
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	5,917,100
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	2,056,813

		10,177,445

Oil Companies-Integrated — 0.4%
Cenovus Energy, Inc. Senior Notes 3.75% due 02/15/2052	3,780,000	3,634,483
Cenovus Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	2,660,402

		6,294,885

Retail-Restaurants — 0.3%
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.50% due 02/15/2029*	250,000	236,699
1011778 BC ULC/New Red Finance, Inc. Senior Sec. Notes 3.88% due 01/15/2028*	700,000	685,790

Security Description	Principal Amount/ Shares	Value (Note 2)
Retail-Restaurants (continued)
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	$3,050,000	$2,823,293
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.38% due 01/15/2028*	250,000	245,300

		3,991,082

Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023†(6)(7)	550,000	239,937
Intelsat Jackson Holdings SA Company Guar. Notes 8.50% due 10/15/2024*†(6)(7)	550,000	247,500
Intelsat Jackson Holdings SA Company Guar. Notes 9.75% due 07/15/2025*†(6)(7)	200,000	88,300

		575,737

Security Services — 0.3%
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	1,600,000	1,499,520
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	2,372,000	2,492,972

		3,992,492

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,244,015

Telephone-Integrated — 0.4%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,780,977
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,930,000	2,352,430
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	2,139,664

		6,273,071

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Company Guar. Notes 3.00% due 12/02/2041	1,410,000	1,353,431
Canadian Pacific Railway Co. Company Guar. Notes 7.13% due 10/15/2031	2,950,000	3,926,588

		5,280,019

Total Foreign Corporate Bonds & Notes (cost $173,292,847)		176,817,182

COMMON STOCKS — 0.1%
Chemicals-Specialty — 0.0%
Hexion Holdings Corp., Class B†	10,938	311,733

76

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp.	71	$4,840
Ultra Resources, Inc. CVR(5)†	364	0

		4,840

Oil-Field Services — 0.1%
SESI LLC(2)(5)†	24,834	1,129,947

Retail-Misc./Diversified — 0.0%
Party City Holdco, Inc.†	1	6

Total Common Stocks (cost $1,201,230)		1,446,526

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	$2,500,000	3,264,160

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 3.45% (3 ML+1.74%) due 02/15/2067*	2,400,000	2,010,000

Electric-Generation — 0.3%
Electricite de France SA 5.63% due 01/22/2024(4)*	5,000,000	5,137,500

Insurance-Life/Health — 0.4%
AXA SA 8.60% due 12/15/2030	4,000,000	5,600,000

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,469,036
USF&G Capital III 8.31% due 07/01/2046*	250,000	364,702

		1,833,738

Total Preferred Securities/Capital Securities (cost $ 15,739,351)		17,845,398

WARRANTS† — 0.0%
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Expires 02/09/2026	3,894	153,034
Chesapeake Energy Corp. Expires 02/09/2026	134	4,721

Total Warrants (cost $519,429)		157,755

ESCROWS AND LITIGATION TRUSTS† — 0.0%
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Class D, 5.67%(5) (cost $1,211,640)	30,000	300

TOTAL INVESTMENTS (cost $1,496,494,741)(3)	97.4%	1,532,484,092
Other assets less liabilities	2.6	41,190,917

NET ASSETS	100.0%	$1,573,675,009

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $462,556,414 representing 29.4% of net assets.
†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2022,the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SESI LLC	02/10/2021	5,030	$145,870
	02/16/2021	19,804	574,316

		24,834	$720,186	$1,129,947	$45.50	0.07%

(3)	See Note 3 for cost of investments on a tax basis.
(4)	Perpetual maturity — maturity date reflects the next call date.
(5)	Securities classified as Level 3 (see Note 2).
(6)	Company has filed for bankruptcy protection.
(7)	Security in default.

FRS — Floating Rate Security

The rates shown on FRS are the current rates as of January 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

ULC — Unlimited Liability Corp.

Index Legend

3 ML – 3 Month USD Libor

77

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

44	Long	U.S. Treasury Long Bonds	March 2022	$7,071,053	$6,847,500	$(223,553)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

U.S. Corporate Bonds & Notes	$—	$1,336,216,931	$—	$1,336,216,931
Foreign Corporate Bonds & Notes	—	176,817,182	—	176,817,182
Common Stocks:
Oil Companies-Exploration & Production	4,840	—	0	4,840
Oil-Field Services	—	—	1,129,947	1,129,947
Other Industries	311,739	—	—	311,739
Preferred Securities/Capital Securities	—	17,845,398	—	17,845,398
Warrants	157,755	—	—	157,755
Escrows and Litigation Trusts	—	—	300	300

Total Investments at Value	$474,334	$1,530,879,511	$1,130,247	$1,532,484,092

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$223,553	$—	$—	$223,553

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Financial Statements

78

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Semiconductor Equipment	5.4%
Medical-Drugs	4.6
Building & Construction Products-Misc.	4.2
Computer Services	4.2
Commercial Services-Finance	3.8
Semiconductor Components-Integrated Circuits	3.5
Transport-Rail	3.1
Beverages-Wine/Spirits	3.1
Private Equity	3.0
Machinery-General Industrial	2.9
Industrial Gases	2.8
Electronic Components-Semiconductors	2.8
Food-Misc./Diversified	2.8
Medical Labs & Testing Services	2.8
Banks-Commercial	2.8
Enterprise Software/Service	2.7
Diagnostic Equipment	2.6
Textile-Apparel	2.4
Chemicals-Specialty	2.1
Industrial Automated/Robotic	1.6
Human Resources	1.6
Oil Refining & Marketing	1.6
Power Converter/Supply Equipment	1.6
Transport-Services	1.6
Commercial Services	1.5
Optical Supplies	1.5
Finance-Mortgage Loan/Banker	1.5
Electronic Components-Misc.	1.5
Rental Auto/Equipment	1.5
Distribution/Wholesale	1.4
Electronic Security Devices	1.4
Telecommunication Equipment	1.4
Apparel Manufacturers	1.4
Applications Software	1.4
Web Portals/ISP	1.4
Publishing-Periodicals	1.4
Computer Aided Design	1.4
Building-Maintenance & Services	1.3
Electronic Forms	1.3
Medical Products	1.3
Machine Tools & Related Products	1.3
Multimedia	1.3
Auto-Cars/Light Trucks	1.3
Investment Management/Advisor Services	1.3
Non-Hazardous Waste Disposal	1.3
Coatings/Paint	1.3

100.0%

Country Allocation*

France	13.8%
United States	11.9
Canada	8.7
Japan	7.8
India	7.5
United Kingdom	7.3
Switzerland	7.2
Ireland	6.6
Netherlands	6.5
Sweden	4.3
Jersey	3.9
Denmark	3.6
Taiwan	3.5
Germany	3.4
Israel	1.4
Hong Kong	1.3
Bermuda	1.3

100.0%

*	Calculated as a percentage of net assets

79

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 100.0%
Bermuda — 1.3%
IHS Markit, Ltd.	35,260	$4,118,015

Canada — 8.7%
Brookfield Asset Management, Inc., Class A	93,718	5,163,862
Canadian National Railway Co.	43,516	5,303,807
Canadian Pacific Railway, Ltd.	71,310	5,101,626
Constellation Software, Inc.	2,673	4,603,809
Thomson Reuters Corp.	40,400	4,337,005
Waste Connections, Inc.	33,666	4,197,027

		28,707,136

Denmark — 3.6%
DSV A/S	25,283	5,141,290
Novo Nordisk A/S, Class B	65,980	6,605,159

		11,746,449

France — 13.8%
Air Liquide SA	29,400	5,042,017
Dassault Systemes SE	91,845	4,422,198
EssilorLuxottica SA	25,850	4,901,799
Hermes International	3,018	4,521,671
LVMH Moet Hennessy Louis Vuitton SE	9,631	7,918,940
Pernod Ricard SA	21,254	4,538,427
Sartorius Stedim Biotech	9,982	4,370,307
Schneider Electric SE	31,310	5,322,481
Teleperformance	11,638	4,385,042

		45,422,882

Germany — 3.4%
Brenntag SE	23,028	1,958,699
Infineon Technologies AG	118,900	4,856,953
Merck KGaA	20,170	4,396,893

		11,212,545

Hong Kong — 1.3%
Techtronic Industries Co., Ltd.	265,400	4,363,260

India — 7.5%
HDFC Bank, Ltd.	231,600	4,640,079
Housing Development Finance Corp., Ltd.	143,100	4,867,867
Kotak Mahindra Bank, Ltd.	181,720	4,526,596
Reliance Industries, Ltd. GDR*	70,388	4,487,235
Reliance Industries, Ltd. GDR (LSE)*	13,200	851,898
Tata Consultancy Services, Ltd.	102,330	5,151,794

		24,525,469

Ireland — 6.6%
Accenture PLC, Class A	12,200	4,313,676
ICON PLC†	16,276	4,324,859
James Hardie Industries PLC CDI	127,789	4,290,860
Kingspan Group PLC	46,538	4,498,203
Linde PLC	13,651	4,350,301

		21,777,899

Israel — 1.4%
NICE, Ltd. ADR†	17,919	4,588,339

Japan — 7.8%
Hoya Corp.	37,519	4,858,465
Keyence Corp.	10,396	5,346,266
Recruit Holdings Co., Ltd.	108,360	5,343,168
Shin-Etsu Chemical Co., Ltd.	29,920	5,010,631

Security Description	Shares	Value (Note 2)
Japan (continued)
Tokyo Electron, Ltd.	10,780	$5,239,919

		25,798,449

Jersey — 3.9%
Clarivate PLC†	253,100	4,166,026
Experian PLC	90,324	3,772,238
Ferguson PLC	29,900	4,706,683

		12,644,947

Netherlands — 6.5%
ASM International NV	12,740	4,425,344
ASML Holding NV	12,094	8,272,313
Ferrari NV	18,844	4,333,799
Wolters Kluwer NV	43,529	4,434,742

		21,466,198

Sweden — 4.3%
Assa Abloy AB, Class B	167,720	4,594,931
Atlas Copco AB, Class A	87,980	5,170,876
Hexagon AB, Class B	333,768	4,509,608

		14,275,415

Switzerland — 7.2%
Lonza Group AG	7,142	4,916,071
Nestle SA	71,820	9,252,709
Partners Group Holding AG	3,217	4,475,859
Sika AG	14,471	5,064,813

		23,709,452

Taiwan — 3.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	510,200	11,618,774

United Kingdom — 7.3%
Ashtead Group PLC	67,200	4,800,450
Diageo PLC	113,400	5,716,140
RELX PLC (LSE)	160,900	4,931,790
Rentokil Initial PLC	635,600	4,444,391
St James’s Place PLC	204,180	4,210,983

		24,103,754

United States — 11.9%
Adobe, Inc.†	8,300	4,434,690
Alphabet, Inc., Class A†	1,644	4,448,779
Danaher Corp.	15,560	4,446,892
Marsh & McLennan Cos., Inc.	6,532	1,003,577
Microsoft Corp.	14,500	4,509,210
Moody’s Corp.	12,300	4,218,900
NVIDIA Corp.	18,149	4,443,964
Sherwin-Williams Co.	14,450	4,140,070
Thermo Fisher Scientific, Inc.	7,300	4,243,490
Zoetis, Inc.	20,750	4,145,643

		40,035,215

TOTAL INVESTMENTS (cost $283,603,102)(1)	100.0%	330,114,198
Liabilities in excess of other assets	(0.0)	(27,332)

NET ASSETS	100.0%	$330,086,866

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $5,339,133 representing 1.6% of net assets.

80

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
LSE	— London Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$99,090,801	$231,023,397	**	$—	$330,114,198

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

81

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	94.8%
Real Estate Management/Services	1.7
Telecom Services	1.1
Real Estate Operations & Development	1.1
Casino Services	0.7
Private Corrections	0.5

99.9%

*	Calculated as a percentage of net assets

82

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.9%
Casino Services — 0.7%
Caesars Entertainment, Inc.†	27,500	$2,093,850

Private Corrections — 0.5%
CoreCivic, Inc.†	154,500	1,561,995

Real Estate Investment Trusts — 94.8%
Alexandria Real Estate Equities, Inc.	55,900	10,891,556
Americold Realty Trust	80,700	2,295,915
CareTrust REIT, Inc.	190,200	4,034,142
Crown Castle International Corp.	21,800	3,978,718
CubeSmart	394,800	20,032,152
Digital Realty Trust, Inc.	95,800	14,296,234
DigitalBridge Group, Inc.†	334,100	2,438,930
Douglas Emmett, Inc.	166,400	5,195,008
Equinix, Inc.	18,600	13,483,140
Equity LifeStyle Properties, Inc.	156,092	12,220,443
Essex Property Trust, Inc.	43,713	14,534,572
Extra Space Storage, Inc.	34,000	6,738,460
Four Corners Property Trust, Inc.	247,800	6,707,946
Healthcare Trust of America, Inc., Class A	81,900	2,665,845
Host Hotels & Resorts, Inc.†	99,500	1,725,330
Invitation Homes, Inc.	248,500	10,432,030
Lamar Advertising Co., Class A	70,200	7,775,352
LXP Industrial Trust	239,600	3,567,644
Mid-America Apartment Communities, Inc.	72,100	14,901,628
Phillips Edison & Co., Inc.	117,200	3,694,144
Prologis, Inc.	279,158	43,777,557

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
RLJ Lodging Trust	790,576	$10,949,478
Ryman Hospitality Properties, Inc.†	9,500	839,800
SITE Centers Corp.	513,800	7,609,378
Spirit Realty Capital, Inc.	186,300	8,841,798
Terreno Realty Corp.	83,080	6,211,892
UDR, Inc.	147,000	8,355,480
Ventas, Inc.	293,645	15,569,058
VICI Properties, Inc.	334,000	9,559,080
Washington Real Estate Investment Trust	182,300	4,488,226
Welltower, Inc.	101,064	8,755,174

		286,566,110

Real Estate Management/Services — 1.7%
CBRE Group, Inc., Class A†	50,900	5,158,206

Real Estate Operations & Development — 1.1%
WeWork, Inc., Class A†	439,300	3,263,999

Telecom Services — 1.1%
Cyxtera Technologies, Inc.†	290,081	3,472,270

TOTAL INVESTMENTS (cost $224,516,456)(1)	99.9%	302,116,430
Other assets less liabilities	0.1	170,153

NET ASSETS	100.0%	$302,286,583

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$302,116,430	$—	$—	$302,116,430

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

83

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

United States Treasury Notes	42.0%
United States Treasury Bonds	12.5
Diversified Banking Institutions	4.9
Exchange-Traded Funds	3.7
Pipelines	2.8
Federal Home Loan Bank	1.7
Cable/Satellite TV	1.6
Oil Companies-Integrated	1.6
Medical-Drugs	1.5
Telephone-Integrated	1.4
Electric-Integrated	1.4
E-Commerce/Products	1.4
Medical-HMO	1.2
Retail-Discount	1.1
Oil-Field Services	1.0
Multimedia	1.0
Finance-Credit Card	0.9
Repurchase Agreements	0.9
Real Estate Investment Trusts	0.8
Banks-Super Regional	0.8
Aerospace/Defense	0.8
Pharmacy Services	0.8
Computers	0.8
Brewery	0.8
Transport-Rail	0.7
Enterprise Software/Service	0.7
Banks-Fiduciary	0.7
Retail-Building Products	0.6
Chemicals-Diversified	0.6
Insurance-Multi-line	0.4
Banks-Commercial	0.4
Auto-Cars/Light Trucks	0.4
Gas-Distribution	0.4
Diversified Manufacturing Operations	0.4
Toys	0.4
Finance-Other Services	0.3
Federal Home Loan Mtg. Corp.	0.3
Food-Meat Products	0.3
Metal-Iron	0.3
Oil Companies-Exploration & Production	0.3
Transport-Services	0.3
Retail-Drug Store	0.3
Tennessee Valley Authority	0.3
Medical-Generic Drugs	0.2
Medical-Biomedical/Gene	0.2
Investment Management/Advisor Services	0.2
Oil Refining & Marketing	0.2
Cellular Telecom	0.2
Applications Software	0.2
Tobacco	0.2
Banks-Money Center	0.2
Computer Services	0.2
Commercial Services-Finance	0.2
Medical Labs & Testing Services	0.2
Data Processing/Management	0.2
Medical Products	0.2
Hotels/Motels	0.2
Electronic Components-Semiconductors	0.2
Metal-Copper	0.2
Medical Instruments	0.2
Beverages-Non-alcoholic	0.1

Drug Delivery Systems	0.1%
Auto-Heavy Duty Trucks	0.1
Food-Misc./Diversified	0.1
Networking Products	0.1

99.4%

Credit Quality#†

Aaa	60.7%
Aa	2.5
A	16.1
Baa	18.0
Ba	1.1
Not Rated@	1.6

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

84

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 32.9%
Aerospace/Defense — 0.6%
General Dynamics Corp. Company Guar. Notes 3.75% due 05/15/2028	$2,000,000	$2,151,476
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,243,045

		3,394,521

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	1,166,735

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.25% due 10/02/2043	1,000,000	1,278,826
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	1,000,000	1,069,081

		2,347,907

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	605,000	760,252

Banks-Commercial — 0.2%
PNC Bank NA Sub. Notes 4.05% due 07/26/2028	1,000,000	1,090,445

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,037,411
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	961,471
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	894,286

		3,893,168

Banks-Super Regional — 0.8%
US Bancorp Senior Notes 3.15% due 04/27/2027	1,000,000	1,050,078
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	2,000,000	2,100,685
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,425,087

		4,575,850

Beverages-Non-alcoholic — 0.1%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	644,000	827,209

Brewery — 0.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,000,000	1,148,961

Security Description	Principal Amount	Value (Note 2)
Brewery (continued)
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	$1,000,000	$1,186,848
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	1,500,000	1,937,463

		4,273,272

Cable/Satellite TV — 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,000,000	1,259,162
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	1,000,000	1,332,156
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	3,000,000	3,129,289
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	2,149,915
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	1,000,000	1,277,605

		9,148,127

Chemicals-Diversified — 0.6%
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,000,000	1,231,788
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,167,687

		3,399,475

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,091,238

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 4.25% due 05/15/2049	1,000,000	1,134,440

Computers — 0.8%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	2,008,091
Dell International LLC/EMC Corp. Senior Notes 5.30% due 10/01/2029	2,000,000	2,293,273

		4,301,364

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,000,000	1,037,836

85

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 4.3%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	$1,000,000	$1,021,307
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	2,118,274
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	963,000	1,124,709
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,000,000	2,016,366
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	2,140,614
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	750,000	889,580
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	3,000,000	3,016,286
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	3,000,000	3,115,777
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,000,000	1,080,725
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,200,000	1,622,986
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	2,144,298
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,386,240
Morgan Stanley Senior Notes 3.13% due 01/23/2023	2,500,000	2,548,309

		24,225,471

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	778,000	997,020

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	807,879

E-Commerce/Products — 1.0%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	3,000,000	3,089,998
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057	1,000,000	1,201,538
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,111,208

		5,402,744

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated — 1.4%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	$1,000,000	$1,051,636
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 05/15/2058	859,000	982,430
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	1,244,000	1,320,757
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	1,179,000	1,177,441
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	243,901
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	1,000,000	956,754
Puget Energy, Inc. Senior Sec. Notes 5.63% due 07/15/2022	1,912,000	1,931,036

		7,663,955

Electronic Components-Semiconductors — 0.2%
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,013,195

Enterprise Software/Service — 0.7%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	1,000,000	1,011,452
Oracle Corp. Senior Notes 2.65% due 07/15/2026	3,000,000	3,018,205

		4,029,657

Finance-Credit Card — 0.9%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	2,015,713
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	515,800
Mastercard, Inc. Senior Notes 2.95% due 06/01/2029	2,000,000	2,085,940
Visa, Inc. Senior Notes 4.30% due 12/14/2045	539,000	634,671

		5,252,124

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	705,353
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,213,975

		1,919,328

Food-Meat Products — 0.3%
Tyson Foods, Inc. Senior Notes 4.88% due 08/15/2034	1,523,000	1,791,362

86

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	$600,000	$714,354

Gas-Distribution — 0.4%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,045,083
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	915,000	1,200,747

		2,245,830

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	1,000,000	1,026,277

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,404,244

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,237,527

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	701,000	858,456

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,071,912

Medical Products — 0.2%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	1,034,107

Medical-Biomedical/Gene — 0.2%
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	1,000,000	1,300,520

Medical-Drugs — 1.1%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	3,000,000	3,089,958
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	1,134,000	1,224,254
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	834,263
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	844,000	994,377

		6,142,852

Medical-HMO — 1.2%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	2,000,000	1,915,708

Security Description	Principal Amount	Value (Note 2)
Medical-HMO (continued)
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	$2,000,000	$2,175,599
UnitedHealth Group, Inc. Senior Notes 3.88% due 12/15/2028	2,500,000	2,731,326

		6,822,633

Metal-Copper — 0.2%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	810,000	978,796

Multimedia — 1.0%
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,675,354
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	1,000,000	1,138,761
ViacomCBS, Inc. Senior Notes 4.20% due 06/01/2029	1,500,000	1,616,487

		5,430,602

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	507,920

Oil Companies-Exploration & Production — 0.3%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	273,363
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	221,396
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	1,000,000	1,078,474

		1,573,233

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,316,182
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	1,000,000	1,014,908

		4,331,090

Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	274,487
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	653,116
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	200,000	263,387

		1,190,990

Oil-Field Services — 0.5%
Halliburton Co. Senior Notes 3.80% due 11/15/2025	2,085,000	2,209,868

87

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil-Field Services (continued)
Halliburton Co. Senior Notes 7.45% due 09/15/2039	$500,000	$719,020

		2,928,888

Pharmacy Services — 0.8%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	1,000,000	1,099,752
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	800,000	934,321
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	1,062,131
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,218,532

		4,314,736

Pipelines — 2.2%
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	2,054,175
Enterprise Products Operating LLC Company Guar. Notes 5.10% due 02/15/2045	1,000,000	1,163,393
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	1,000,000	1,239,877
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	396,738
Kinder Morgan, Inc. Company Guar. Bonds 3.60% due 02/15/2051	2,000,000	1,886,608
MPLX LP Senior Notes 4.00% due 03/15/2028	1,125,000	1,191,696
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,183,121
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	1,000,000	1,077,615
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	1,000,000	1,046,904

		12,240,127

Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,340,781
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,268,967
Weyerhaeuser Co. Senior Notes 4.00% due 04/15/2030	2,000,000	2,160,902

		4,770,650

Security Description	Principal Amount	Value (Note 2)
Retail-Building Products — 0.6%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	$2,000,000	$2,010,999
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	786,000	818,110
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	700,000	755,735

		3,584,844

Retail-Discount — 1.1%
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,233,511
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	2,170,398
Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,202,985
Walmart, Inc. Senior Notes 5.63% due 04/15/2041	939,000	1,301,573

		5,908,467

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,454,537

Telephone-Integrated — 1.4%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,000,000	1,145,408
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	1,110,635
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	710,000	957,918
Verizon Communications, Inc. Senior Notes 1.45% due 03/20/2026	2,000,000	1,948,780
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	2,500,000	2,614,885

		7,777,626

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	1,000,000	1,163,385

Toys — 0.4%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	2,000,000	2,129,265

Transport-Rail — 0.6%
CSX Corp. Senior Notes 3.80% due 03/01/2028	3,000,000	3,214,449

88

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	$1,500,000	$1,539,314

Total U.S. Corporate Bonds & Notes (cost $179,497,286)		184,442,205

FOREIGN CORPORATE BONDS & NOTES — 4.9%
Aerospace/Defense — 0.2%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	1,000,000	1,020,510

Banks-Commercial — 0.2%
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,325,603

Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,151,776

Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 5.00% due 05/30/2038	1,000,000	1,175,793

Diversified Banking Institutions — 0.6%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,093,580
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	1,051,858
Natwest Group PLC Senior Notes 5.08% due 01/27/2030	1,000,000	1,122,474

		3,267,912

Diversified Manufacturing Operations — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,000,000	1,137,392

E-Commerce/Products — 0.4%
Alibaba Group Holding, Ltd. Senior Notes 4.20% due 12/06/2047	1,000,000	1,038,131
Alibaba Group Holding, Ltd. Senior Notes 4.50% due 11/28/2034	1,000,000	1,104,551

		2,142,682

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	2,009,208

Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	256,046
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	1,060,330

		1,316,376

Security Description	Principal Amount	Value (Note 2)
Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	$1,500,000	$1,716,015

Oil Companies-Integrated — 0.8%
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,000,000	1,160,992
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	1,000,000	1,392,809
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	2,000,000	2,002,144

		4,555,945

Oil-Field Services — 0.5%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,500,000	2,587,059

Pipelines — 0.6%
Enbridge, Inc. Company Guar. Notes 3.13% due 11/15/2029	1,500,000	1,532,755
TransCanada PipeLines, Ltd. Senior Notes 6.20% due 10/15/2037	1,500,000	1,945,161

		3,477,916

Transport-Rail — 0.1%
Canadian National Railway Co. Senior Notes 2.45% due 05/01/2050	1,000,000	871,292

Total Foreign Corporate Bonds & Notes (cost $27,777,107)		27,755,479

U.S. GOVERNMENT AGENCIES — 2.3%
Federal Home Loan Bank — 1.7%
0.13% due 06/02/2023	2,000,000	1,976,973
1.50% due 08/15/2024	1,500,000	1,506,673
2.00% due 09/09/2022	1,000,000	1,008,859
2.50% due 12/09/2022	1,000,000	1,013,215
2.88% due 09/13/2024	1,000,000	1,039,030
5.50% due 07/15/2036	2,000,000	2,805,724

		9,350,474

Federal Home Loan Mtg. Corp. — 0.3%
zero coupon due 12/14/2029	2,200,000	1,892,392

Tennessee Valley Authority — 0.3%
4.88% due 01/15/2048	1,000,000	1,431,965

Total U.S. Government Agencies (cost $11,952,116)		12,674,831

U.S. GOVERNMENT TREASURIES — 54.5%
United States Treasury Bonds — 12.5%
1.13% due 05/15/2040	2,000,000	1,690,156
1.13% due 08/15/2040	2,000,000	1,684,063
1.25% due 05/15/2050	2,000,000	1,630,391
1.38% due 11/15/2040	2,000,000	1,756,484
1.38% due 08/15/2050	2,000,000	1,682,344
1.63% due 11/15/2050	2,000,000	1,788,828
1.88% due 02/15/2041	2,000,000	1,909,453
1.88% due 02/15/2051	2,000,000	1,898,594
2.00% due 08/15/2051	2,000,000	1,955,938

89

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
2.25% due 05/15/2041	$2,000,000	$2,025,625
2.25% due 08/15/2046	1,000,000	1,015,000
2.25% due 08/15/2049	1,500,000	1,542,656
2.50% due 02/15/2046	1,000,000	1,061,328
2.50% due 05/15/2046	652,000	692,343
2.75% due 08/15/2042	2,000,000	2,195,078
2.75% due 11/15/2042	1,800,000	1,975,430
2.75% due 08/15/2047	2,000,000	2,237,109
2.75% due 11/15/2047	1,500,000	1,679,004
2.88% due 05/15/2043	1,089,000	1,218,829
2.88% due 08/15/2045	1,027,000	1,159,908
2.88% due 11/15/2046	744,000	845,864
3.00% due 11/15/2044	1,275,000	1,462,266
3.00% due 05/15/2045	1,150,000	1,322,500
3.00% due 11/15/2045	1,037,000	1,197,694
3.00% due 05/15/2047	1,500,000	1,749,258
3.00% due 02/15/2048	2,000,000	2,347,266
3.00% due 08/15/2048	2,000,000	2,353,828
3.00% due 02/15/2049	1,500,000	1,773,984
3.13% due 02/15/2043	1,428,000	1,658,432
3.13% due 08/15/2044	1,351,000	1,579,192
3.13% due 05/15/2048	2,000,000	2,403,906
3.38% due 05/15/2044	1,498,000	1,816,384
3.63% due 08/15/2043	535,000	668,813
3.63% due 02/15/2044	1,567,000	1,965,789
3.75% due 11/15/2043	1,685,000	2,147,256
4.38% due 11/15/2039	1,000,000	1,347,617
4.63% due 02/15/2040	2,015,000	2,797,229
4.75% due 02/15/2041	1,751,000	2,483,342
5.38% due 02/15/2031	2,000,000	2,610,234
5.50% due 08/15/2028	2,000,000	2,465,938

		69,795,353

United States Treasury Notes — 42.0%
0.13% due 12/31/2022	2,000,000	1,988,359
0.13% due 01/31/2023	2,000,000	1,986,563
0.13% due 02/28/2023	2,000,000	1,984,922
0.13% due 03/31/2023	2,000,000	1,982,500
0.13% due 04/30/2023	2,000,000	1,981,016
0.13% due 05/15/2023	2,000,000	1,979,766
0.13% due 05/31/2023	2,000,000	1,978,359
0.13% due 09/15/2023	1,000,000	985,273
0.13% due 01/15/2024	2,000,000	1,960,156
0.13% due 02/15/2024	2,000,000	1,958,203
0.25% due 04/15/2023	2,000,000	1,985,156
0.25% due 06/15/2023	2,000,000	1,980,938
0.25% due 09/30/2023	2,000,000	1,973,516
0.25% due 11/15/2023	2,000,000	1,969,688
0.25% due 03/15/2024	2,000,000	1,959,922
0.25% due 05/15/2024	2,000,000	1,955,547
0.25% due 06/15/2024	2,000,000	1,952,969
0.25% due 05/31/2025	2,000,000	1,922,891
0.25% due 06/30/2025	2,000,000	1,920,078
0.25% due 07/31/2025	2,000,000	1,917,031
0.25% due 08/31/2025	1,000,000	956,836
0.25% due 09/30/2025	2,000,000	1,911,875
0.25% due 10/31/2025	2,000,000	1,908,672
0.38% due 04/15/2024	2,000,000	1,963,438
0.38% due 04/30/2025	1,000,000	966,875
0.38% due 07/31/2027	2,000,000	1,866,328
0.38% due 09/30/2027	2,000,000	1,860,000
0.50% due 03/15/2023	1,000,000	996,211
0.50% due 03/31/2025	2,000,000	1,943,984

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
0.50% due 02/28/2026	$2,000,000	$1,916,641
0.50% due 04/30/2027	3,000,000	2,830,312
0.50% due 05/31/2027	2,000,000	1,883,359
0.50% due 06/30/2027	2,000,000	1,881,016
0.50% due 08/31/2027	1,500,000	1,406,426
0.50% due 10/31/2027	2,000,000	1,869,766
0.63% due 05/15/2030	2,000,000	1,826,250
0.63% due 08/15/2030	2,000,000	1,821,016
0.75% due 03/31/2026	2,000,000	1,934,609
0.75% due 08/31/2026	4,000,000	3,850,781
0.75% due 01/31/2028	1,000,000	945,234
0.88% due 11/15/2030	2,000,000	1,856,406
1.00% due 07/31/2028	2,000,000	1,909,219
1.13% due 02/29/2028	2,000,000	1,932,969
1.13% due 08/31/2028	2,000,000	1,922,891
1.13% due 02/15/2031	2,000,000	1,893,672
1.25% due 07/31/2023	1,500,000	1,505,391
1.25% due 08/31/2024	2,000,000	1,997,500
1.25% due 03/31/2028	2,000,000	1,945,000
1.25% due 04/30/2028	2,000,000	1,943,281
1.25% due 08/15/2031	1,000,000	954,063
1.38% due 02/15/2023	2,000,000	2,011,875
1.38% due 06/30/2023	1,500,000	1,508,438
1.38% due 08/31/2023	1,500,000	1,507,852
1.38% due 08/31/2026	1,500,000	1,485,820
1.50% due 03/31/2023	1,000,000	1,007,383
1.50% due 09/30/2024	2,000,000	2,009,609
1.50% due 10/31/2024	2,000,000	2,008,750
1.50% due 11/30/2024	2,000,000	2,008,281
1.50% due 08/15/2026	2,181,000	2,172,225
1.50% due 02/15/2030	2,000,000	1,963,438
1.63% due 11/15/2022	1,500,000	1,511,309
1.63% due 04/30/2023	1,500,000	1,513,242
1.63% due 05/31/2023	1,500,000	1,513,711
1.63% due 02/15/2026	2,186,000	2,192,917
1.63% due 05/15/2026	2,233,000	2,237,797
1.63% due 09/30/2026	1,000,000	1,001,328
1.63% due 08/15/2029	2,300,000	2,282,570
1.63% due 05/15/2031	2,000,000	1,975,625
1.75% due 09/30/2022	2,000,000	2,015,781
1.75% due 01/31/2023	2,000,000	2,018,750
1.75% due 05/15/2023	1,500,000	1,515,820
1.75% due 07/31/2024	2,000,000	2,023,281
1.75% due 12/31/2026	1,070,000	1,077,774
1.75% due 11/15/2029	2,000,000	2,002,969
1.88% due 09/30/2022	2,000,000	2,017,344
1.88% due 10/31/2022	2,000,000	2,018,906
1.88% due 08/31/2024	2,000,000	2,029,375
1.88% due 06/30/2026	1,000,000	1,012,773
1.88% due 07/31/2026	2,000,000	2,025,625
2.00% due 10/31/2022	3,500,000	3,535,684
2.00% due 11/30/2022	2,000,000	2,021,172
2.00% due 02/15/2023	2,000,000	2,024,219
2.00% due 05/31/2024	2,000,000	2,034,453
2.00% due 06/30/2024	3,000,000	3,052,500
2.00% due 02/15/2025	1,332,000	1,355,882
2.00% due 08/15/2025	3,217,000	3,273,423
2.00% due 11/15/2026	2,455,000	2,500,360
2.13% due 12/31/2022	2,000,000	2,024,453
2.13% due 03/31/2024	3,500,000	3,567,266
2.13% due 09/30/2024	2,000,000	2,042,344
2.13% due 11/30/2024	2,000,000	2,042,656
2.13% due 05/15/2025	2,820,000	2,882,679

90

SunAmerica Series Trust SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.25% due 10/31/2024	$3,000,000	$3,073,945
2.25% due 11/15/2024	1,352,000	1,385,642
2.25% due 12/31/2024	1,000,000	1,025,273
2.25% due 11/15/2025	2,742,000	2,815,691
2.25% due 03/31/2026	3,000,000	3,083,203
2.25% due 02/15/2027	2,000,000	2,061,094
2.25% due 08/15/2027	2,000,000	2,062,187
2.25% due 11/15/2027	3,000,000	3,092,695
2.38% due 08/15/2024	1,221,000	1,254,053
2.38% due 04/30/2026	1,000,000	1,033,047
2.38% due 05/15/2027	1,000,000	1,037,305
2.38% due 05/15/2029	2,500,000	2,607,617
2.50% due 03/31/2023	2,000,000	2,037,500
2.50% due 08/15/2023	1,000,000	1,022,539
2.50% due 01/31/2024	1,400,000	1,436,914
2.50% due 05/15/2024	1,220,000	1,254,694
2.50% due 01/31/2025	3,000,000	3,098,906
2.63% due 12/31/2023	2,000,000	2,055,234
2.63% due 02/15/2029	2,700,000	2,857,359
2.75% due 04/30/2023	1,900,000	1,943,270
2.75% due 07/31/2023	2,000,000	2,051,797
2.75% due 08/31/2023	1,000,000	1,026,523
2.75% due 02/28/2025	2,000,000	2,081,641
2.75% due 08/31/2025	1,000,000	1,043,828
2.75% due 02/15/2028	2,000,000	2,119,766
2.88% due 04/30/2025	2,000,000	2,091,797
2.88% due 05/15/2028	2,000,000	2,137,812
2.88% due 08/15/2028	2,500,000	2,676,562
3.13% due 11/15/2028	3,000,000	3,265,312

		235,483,739

Total U.S. Government Treasuries (cost $301,170,852)		305,279,092

EXCHANGE-TRADED FUNDS — 3.7%
iShares 1-3 Year Treasury Bond ETF	44,300	3,763,285
iShares 10-20 Year Treasury Bond ETF	1,400	200,998
iShares 20+ Year Treasury Bond ETF	14,200	2,021,938

Security Description	Shares/ Principal Amount	Value (Note 2)
iShares 3-7 Year Treasury Bond ETF	33,000	$4,185,390
iShares 7-10 Year Treasury Bond ETF	9,900	1,114,443
iShares iBoxx$ Investment Grade Corporate Bond ETF	73,800	9,428,688

Total Exchange-Traded Funds (cost $21,078,685)		20,714,742

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Insurance-Multi-line — 0.2%
Aegon NV 5.50% due 04/11/2048	$500,000	562,366
Allstate Corp. 5.75% due 08/15/2053	500,000	516,250

Total Preferred Securities/Capital Securities (cost $991,690)		1,078,616

Total Long-Term Investment Securities (cost $542,467,736)		551,944,965

REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $4,960,000 and collateralized by $4,345,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2030 and having an approximate value of $5,059,229 (cost $4,960,000)	4,960,000	4,960,000

TOTAL INVESTMENTS (cost $547,427,736)(1)	99.4%	556,904,965
Other assets less liabilities	0.6	3,578,280

NET ASSETS	100.0%	$560,483,245

(1)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$184,442,205	$—	$184,442,205
Foreign Corporate Bonds & Notes	—	27,755,479	—	27,755,479
U.S. Government Agencies	—	12,674,831	—	12,674,831
U.S. Government Treasuries	—	305,279,092	—	305,279,092
Exchange-Traded Funds	20,714,742	—	—	20,714,742
Preferred Securities/Capital Securities	—	1,078,616	—	1,078,616
Repurchase Agreements	—	4,960,000	—	4,960,000

Total Investments at Value	$20,714,742	$536,190,223	$—	$556,904,965

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

91

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

United States Treasury Notes	53.2%
Diversified Banking Institutions	4.9
Exchange-Traded Funds	3.5
Federal National Mtg. Assoc.	3.2
Federal Home Loan Bank	3.1
Electric-Integrated	1.9
Banks-Commercial	1.8
Medical-Drugs	1.5
Finance-Credit Card	1.4
Aerospace/Defense	1.0
Food-Misc./Diversified	1.0
Banks-Super Regional	1.0
Federal Home Loan Mtg. Corp.	1.0
Banks-Fiduciary	1.0
Electronic Components-Semiconductors	0.9
Diversified Manufacturing Operations	0.8
Gas-Distribution	0.8
Computers	0.8
Pharmacy Services	0.8
Enterprise Software/Service	0.7
Oil Companies-Exploration & Production	0.7
Auto-Cars/Light Trucks	0.7
Airlines	0.6
Cellular Telecom	0.6
Medical-HMO	0.6
Applications Software	0.6
Electric-Distribution	0.6
Medical-Biomedical/Gene	0.6
Auto/Truck Parts & Equipment-Original	0.5
E-Commerce/Products	0.5
Machinery-Farming	0.5
Machinery-General Industrial	0.5
United States Treasury Bonds	0.4
Food-Retail	0.4
Retail-Building Products	0.4
Finance-Consumer Loans	0.4
E-Commerce/Services	0.4
Real Estate Investment Trusts	0.4
Cosmetics & Toiletries	0.4
Industrial Gases	0.4
Commercial Services	0.4
Telephone-Integrated	0.4
Insurance Brokers	0.4
Tobacco	0.3
Transport-Services	0.3
Oil Companies-Integrated	0.3
Federal Farm Credit Bank	0.3
Repurchase Agreements	0.3
Web Portals/ISP	0.2
Cable/Satellite TV	0.2
Pipelines	0.2
Chemicals-Diversified	0.2
Retail-Discount	0.2
Beverages-Non-alcoholic	0.2
Computer Services	0.2
Non-Hazardous Waste Disposal	0.2
Hotels/Motels	0.2
Brewery	0.2
Semiconductor Components-Integrated Circuits	0.1
Medical-Generic Drugs	0.1

Medical Products	0.1%

99.5%

*	Calculated as a percentage of net assets

Credit Quality†#

Aaa	65.3%
Aa	1.1
A	14.4
Baa	17.9
Ba	0.3
Not Rated@	1.0

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

92

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 30.5%
Aerospace/Defense — 1.0%
General Dynamics Corp. Company Guar. Notes 3.75% due 05/15/2028	$2,000,000	$2,151,476
Raytheon Technologies Corp. Senior Notes 3.50% due 03/15/2027	3,000,000	3,165,496

		5,316,972

Airlines — 0.6%
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027	3,000,000	3,350,413

Applications Software — 0.6%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,360,428
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	2,000,000	1,811,058

		3,171,486

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	911,981

Auto/Truck Parts & Equipment-Original — 0.5%
Lear Corp. Senior Notes 3.50% due 05/30/2030	1,500,000	1,552,698
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	1,055,198

		2,607,896

Banks-Commercial — 1.1%
Discover Bank Senior Notes 2.70% due 02/06/2030	2,000,000	1,969,601
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,588,244
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	1,006,689

		5,564,534

Banks-Fiduciary — 1.0%
Northern Trust Corp. Senior Notes 1.95% due 05/01/2030	2,000,000	1,924,830
State Street Corp. Sub. Notes 3.10% due 05/15/2023	3,000,000	3,072,756

		4,997,586

Banks-Super Regional — 1.0%
Wells Fargo & Co. Senior Notes 1.65% due 06/02/2024	2,000,000	2,001,636
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	1,000,000	1,027,021

Security Description	Principal Amount	Value (Note 2)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	$1,000,000	$1,027,069
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	1,000,000	1,050,343

		5,106,069

Beverages-Non-alcoholic — 0.2%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	1,000,000	1,027,060

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	800,000	846,799

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	606,679
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	639,984

		1,246,663

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	1,000,000	1,050,765

Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028	1,000,000	1,136,282

Commercial Services — 0.4%
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	2,000,000	1,967,133

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,015,155

Computers — 0.8%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	2,000,000	2,009,897
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	1,058,005
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,000,000	1,044,175

		4,112,077

Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	2,000,000	2,017,305

93

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions — 3.5%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	$2,000,000	$2,030,667
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,278,111
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,310,638
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	2,000,000	2,032,973
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,310,282
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	2,081,577
JPMorgan Chase & Co. Senior Notes 3.21% due 04/01/2023	1,000,000	1,003,309
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,333,861
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	1,000,000	1,051,426
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	1,055,280
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,338,708
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,000,000	2,125,672

		17,952,504

Diversified Manufacturing Operations — 0.8%
3M Co. Senior Notes 2.38% due 08/26/2029	2,000,000	2,003,185
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030	2,000,000	2,157,061

		4,160,246

E-Commerce/Products — 0.5%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,235,999
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,346,291

		2,582,290

E-Commerce/Services — 0.4%
Expedia, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	2,075,232

Security Description	Principal Amount	Value (Note 2)
Electric-Distribution — 0.6%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	$2,000,000	$2,091,677
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	1,034,054

		3,125,731

Electric-Integrated — 1.9%
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	1,000,000	1,059,603
DTE Energy Co. Senior Notes 2.53% due 10/01/2024	2,000,000	2,029,255
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	2,000,000	2,027,209
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	3,000,000	2,826,647
Pacific Gas & Electric Co. 1st Mtg. Notes 4.55% due 07/01/2030	2,000,000	2,081,468

		10,024,182

Electronic Components-Semiconductors — 0.7%
Broadcom, Inc. Company Guar. Notes 4.70% due 04/15/2025	1,500,000	1,611,572
NVIDIA Corp. Senior Notes 0.58% due 06/14/2024	2,000,000	1,954,681

		3,566,253

Enterprise Software/Service — 0.7%
Oracle Corp. Senior Notes 1.65% due 03/25/2026	2,000,000	1,936,149
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	905,462
Oracle Corp. Senior Notes 3.40% due 07/08/2024	1,000,000	1,030,689

		3,872,300

Finance-Consumer Loans — 0.4%
Synchrony Financial Senior Notes 4.38% due 03/19/2024	2,000,000	2,091,739

Finance-Credit Card — 1.4%
American Express Co. Senior Notes 3.00% due 10/30/2024	2,000,000	2,064,080
Capital One Financial Corp. Senior Notes 3.30% due 10/30/2024	2,000,000	2,071,886
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,000,000	2,044,754

94

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
Visa, Inc. Senior Notes 3.15% due 12/14/2025	$1,000,000	$1,049,308

		7,230,028

Food-Misc./Diversified — 1.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,000,000	1,052,830
General Mills, Inc. Senior Notes 3.20% due 02/10/2027	3,000,000	3,109,547
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,007,449

		5,169,826

Food-Retail — 0.4%
Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,232,706

Gas-Distribution — 0.8%
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,000,000	2,100,267
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	1,045,083
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	1,000,000	996,788

		4,142,138

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	923,649

Industrial Gases — 0.4%
Air Products and Chemicals, Inc. Senior Notes 1.85% due 05/15/2027	2,000,000	1,976,733

Insurance Brokers — 0.4%
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	2,000,000	1,929,347

Machinery-Farming — 0.5%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,553,453
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	1,000,000	1,025,918

		2,579,371

Machinery-General Industrial — 0.5%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	2,500,000	2,472,822

Security Description	Principal Amount	Value (Note 2)
Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	$283,000	$306,121

Medical-Biomedical/Gene — 0.6%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	939,136
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	2,000,000	2,110,054

		3,049,190

Medical-Drugs — 1.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,521,061
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	836,888
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	1,000,000	1,064,982
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	1,021,675
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,251,394

		5,696,000

Medical-HMO — 0.6%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,019,850
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,175,599

		3,195,449

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	1,000,000	1,012,479

Oil Companies-Exploration & Production — 0.7%
Diamondback Energy, Inc. Company Guar. Notes 3.13% due 03/24/2031	2,000,000	1,984,136
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	2,000,000	1,843,464

		3,827,600

Pharmacy Services — 0.8%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	727,890
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	2,000,000	2,178,285
Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	1,019,437

		3,925,612

95

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines — 0.2%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	$600,000	$610,094
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	546,220

		1,156,314

Real Estate Investment Trusts — 0.4%
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	2,000,000	2,029,474

Retail-Building Products — 0.4%
Home Depot, Inc. Senior Notes 3.90% due 12/06/2028	2,000,000	2,189,341

Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	1,031,333

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	733,878

Telephone-Integrated — 0.4%
Verizon Communications, Inc. Senior Notes 1.45% due 03/20/2026	2,000,000	1,948,780

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	730,558
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,039,299

		1,769,857

Transport-Services — 0.3%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,581,884

Web Portals/ISP — 0.2%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,310,672

Total U.S. Corporate Bonds & Notes (cost $158,629,598)		158,317,257

FOREIGN CORPORATE BONDS & NOTES — 4.0%
Auto-Cars/Light Trucks — 0.5%
Stellantis NV Senior Notes 5.25% due 04/15/2023	2,573,000	2,678,339

Banks-Commercial — 0.7%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	1,000,000	1,034,148

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Cooperatieve Rabobank UA Company Guar. Notes 3.88% due 02/08/2022	$1,300,000	$1,300,665
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	1,044,769

		3,379,582

Cellular Telecom — 0.4%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,186,457

Diversified Banking Institutions — 1.4%
Barclays PLC Senior Notes 3.65% due 03/16/2025	1,000,000	1,039,508
Barclays PLC Senior Notes 4.34% due 01/10/2028	2,000,000	2,140,771
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	1,300,000	1,303,146
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	849,822
Natwest Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	1,064,389
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	1,014,891

		7,412,527

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	1,053,897

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	2,000,000	1,833,085

Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	621,105

Oil Companies-Integrated — 0.3%
Total Capital International SA Company Guar. Notes 2.88% due 02/17/2022	883,000	883,946
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	628,289

		1,512,235

Total Foreign Corporate Bonds & Notes (cost $20,245,573)		20,677,227

U.S. GOVERNMENT AGENCIES — 7.6%
Federal Farm Credit Bank — 0.3%
0.90% due 06/15/2026	1,500,000	1,457,857

96

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Bank — 3.1%
1.38% due 02/17/2023	$2,000,000	$2,011,221
1.50% due 08/15/2024	3,000,000	3,013,346
1.88% due 12/09/2022	2,000,000	2,019,837
2.13% due 06/10/2022	2,000,000	2,012,168
2.50% due 12/09/2022	1,000,000	1,013,215
2.50% due 02/13/2024	3,000,000	3,081,135
2.88% due 09/13/2024	1,000,000	1,039,030
3.25% due 11/16/2028	2,000,000	2,185,879

		16,375,831

Federal Home Loan Mtg. Corp. — 1.0%
0.25% due 06/26/2023	2,000,000	1,977,742
2.75% due 06/19/2023	3,000,000	3,073,143

		5,050,885

Federal National Mtg. Assoc. — 3.2%
0.25% due 07/10/2023	2,000,000	1,978,535
0.38% due 08/25/2025	2,000,000	1,921,591
0.75% due 10/08/2027	2,000,000	1,891,300
1.63% due 10/15/2024	3,000,000	3,021,562
1.88% due 09/24/2026	2,000,000	2,023,983
2.13% due 04/24/2026	2,000,000	2,048,517
2.63% due 09/06/2024	3,500,000	3,618,551

		16,504,039

Total U.S. Government Agencies (cost $39,354,551)		39,388,612

U.S. GOVERNMENT TREASURIES — 53.6%
United States Treasury Bonds — 0.4%
5.25% due 02/15/2029	1,000,000	1,233,321
6.00% due 02/15/2026	1,000,000	1,175,664

		2,408,985

United States Treasury Notes — 53.2%
0.13% due 11/30/2022	2,000,000	1,990,625
0.13% due 12/31/2022	2,000,000	1,988,359
0.13% due 01/31/2023	2,000,000	1,986,562
0.13% due 02/28/2023	1,000,000	992,461
0.13% due 03/31/2023	2,000,000	1,982,500
0.13% due 04/30/2023	2,000,000	1,981,016
0.13% due 05/15/2023	800,000	791,906
0.13% due 05/31/2023	2,000,000	1,978,359
0.13% due 06/30/2023	2,000,000	1,976,094
0.13% due 07/15/2023	2,000,000	1,974,922
0.13% due 07/31/2023	2,000,000	1,973,359
0.13% due 08/15/2023	1,500,000	1,479,316
0.13% due 09/15/2023	2,000,000	1,970,547
0.13% due 10/15/2023	1,000,000	983,828
0.13% due 12/15/2023	2,000,000	1,962,812
0.13% due 01/15/2024	2,000,000	1,960,156
0.13% due 02/15/2024	2,000,000	1,958,203
0.25% due 04/15/2023	2,000,000	1,985,156
0.25% due 06/15/2023	2,000,000	1,980,937
0.25% due 09/30/2023	2,000,000	1,973,516
0.25% due 11/15/2023	1,000,000	984,844
0.25% due 03/15/2024	2,000,000	1,959,922
0.25% due 05/15/2024	2,000,000	1,955,547
0.25% due 06/15/2024	2,000,000	1,952,969
0.25% due 05/31/2025	2,000,000	1,922,891
0.25% due 06/30/2025	2,000,000	1,920,078
0.25% due 07/31/2025	2,000,000	1,917,031
0.25% due 08/31/2025	2,000,000	1,913,672

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
0.25% due 09/30/2025	$2,000,000	$1,911,875
0.25% due 10/31/2025	1,000,000	954,336
0.38% due 04/15/2024	2,000,000	1,963,437
0.38% due 04/30/2025	1,500,000	1,450,312
0.38% due 11/30/2025	2,000,000	1,914,609
0.38% due 12/31/2025	2,000,000	1,912,578
0.38% due 01/31/2026	2,000,000	1,909,141
0.38% due 07/31/2027	1,000,000	933,164
0.38% due 09/30/2027	2,000,000	1,860,000
0.50% due 03/15/2023	1,500,000	1,494,316
0.50% due 11/30/2023	2,000,000	1,977,266
0.50% due 03/31/2025	2,000,000	1,943,984
0.50% due 02/28/2026	2,000,000	1,916,641
0.50% due 04/30/2027	1,000,000	943,438
0.50% due 05/31/2027	2,000,000	1,883,359
0.50% due 06/30/2027	2,000,000	1,881,016
0.50% due 08/31/2027	1,000,000	937,617
0.50% due 10/31/2027	1,000,000	934,883
0.63% due 07/31/2026	1,500,000	1,437,129
0.63% due 03/31/2027	1,000,000	950,508
0.63% due 11/30/2027	2,000,000	1,881,016
0.63% due 12/31/2027	1,000,000	939,453
0.63% due 05/15/2030	2,000,000	1,826,250
0.63% due 08/15/2030	2,000,000	1,821,016
0.75% due 12/31/2023	2,000,000	1,984,922
0.75% due 11/15/2024	2,000,000	1,967,344
0.75% due 03/31/2026	2,000,000	1,934,609
0.75% due 04/30/2026	1,000,000	966,211
0.75% due 05/31/2026	1,000,000	965,273
0.75% due 08/31/2026	2,000,000	1,925,391
0.75% due 01/31/2028	2,000,000	1,890,469
0.88% due 06/30/2026	1,500,000	1,454,648
0.88% due 11/15/2030	2,000,000	1,856,406
1.00% due 07/31/2028	2,000,000	1,909,219
1.13% due 02/28/2027	2,000,000	1,951,719
1.13% due 02/15/2031	2,000,000	1,893,672
1.25% due 07/31/2023	1,500,000	1,505,391
1.25% due 08/31/2024	1,500,000	1,498,125
1.25% due 03/31/2028	2,000,000	1,945,000
1.25% due 04/30/2028	2,000,000	1,943,281
1.25% due 05/31/2028	2,000,000	1,942,266
1.25% due 06/30/2028	2,000,000	1,941,094
1.25% due 09/30/2028	2,000,000	1,937,266
1.25% due 08/15/2031	3,500,000	3,339,219
1.38% due 06/30/2023	2,300,000	2,312,937
1.38% due 08/31/2023	1,300,000	1,306,805
1.38% due 09/30/2023	1,300,000	1,306,703
1.38% due 08/31/2026	2,500,000	2,476,367
1.38% due 11/15/2031	2,000,000	1,927,500
1.50% due 01/15/2023	1,000,000	1,006,758
1.50% due 02/28/2023	1,200,000	1,208,531
1.50% due 03/31/2023	1,200,000	1,208,859
1.50% due 09/30/2024	1,500,000	1,507,207
1.50% due 10/31/2024	1,000,000	1,004,375
1.50% due 11/30/2024	1,000,000	1,004,141
1.50% due 08/15/2026	1,500,000	1,493,965
1.50% due 01/31/2027	2,000,000	1,988,906
1.50% due 02/15/2030	2,000,000	1,963,437
1.63% due 08/31/2022	1,300,000	1,308,074
1.63% due 11/15/2022	2,000,000	2,015,078
1.63% due 04/30/2023	2,000,000	2,017,656
1.63% due 05/31/2023	1,000,000	1,009,141

97

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.63% due 10/31/2023	$1,000,000	$1,009,102
1.63% due 02/15/2026	1,300,000	1,304,113
1.63% due 05/15/2026	2,400,000	2,405,156
1.63% due 09/30/2026	1,000,000	1,001,328
1.63% due 10/31/2026	1,000,000	1,001,484
1.63% due 11/30/2026	1,000,000	1,001,563
1.63% due 08/15/2029	4,300,000	4,267,414
1.63% due 05/15/2031	2,000,000	1,975,625
1.75% due 06/15/2022	1,000,000	1,005,156
1.75% due 07/15/2022	2,000,000	2,011,875
1.75% due 09/30/2022	1,000,000	1,007,891
1.75% due 01/31/2023	800,000	807,500
1.75% due 05/15/2023	3,300,000	3,334,805
1.75% due 06/30/2024	1,000,000	1,011,445
1.75% due 07/31/2024	1,000,000	1,011,641
1.75% due 12/31/2026	900,000	906,539
1.75% due 11/15/2029	1,000,000	1,001,484
1.88% due 02/28/2022	1,300,000	1,301,756
1.88% due 07/31/2022	1,300,000	1,309,090
1.88% due 08/31/2022	1,200,000	1,209,281
1.88% due 09/30/2022	2,000,000	2,017,344
1.88% due 10/31/2022	2,000,000	2,018,906
1.88% due 08/31/2024	1,500,000	1,522,031
1.88% due 06/30/2026	1,000,000	1,012,773
1.88% due 07/31/2026	1,000,000	1,012,813
2.00% due 02/15/2022	1,300,000	1,300,949
2.00% due 07/31/2022	1,500,000	1,511,484
2.00% due 10/31/2022	2,000,000	2,020,391
2.00% due 11/30/2022	1,200,000	1,212,703
2.00% due 02/15/2023	1,300,000	1,315,742
2.00% due 04/30/2024	1,300,000	1,322,293
2.00% due 05/31/2024	1,300,000	1,322,395
2.00% due 06/30/2024	1,500,000	1,526,250
2.00% due 02/15/2025	1,300,000	1,323,309
2.00% due 08/15/2025	1,300,000	1,322,801
2.00% due 11/15/2026	1,300,000	1,324,020
2.13% due 06/30/2022	1,200,000	1,208,438
2.13% due 12/31/2022	1,200,000	1,214,672
2.13% due 11/30/2023	1,300,000	1,323,563
2.13% due 02/29/2024	1,200,000	1,223,203
2.13% due 03/31/2024	1,300,000	1,324,984
2.13% due 07/31/2024	1,300,000	1,327,371
2.13% due 09/30/2024	2,000,000	2,042,344
2.13% due 11/30/2024	1,000,000	1,021,328
2.13% due 05/15/2025	1,300,000	1,328,895
2.13% due 05/31/2026	1,000,000	1,023,086
2.25% due 12/31/2023	3,000,000	3,062,344
2.25% due 04/30/2024	1,100,000	1,124,922
2.25% due 10/31/2024	1,000,000	1,024,648
2.25% due 11/15/2024	1,300,000	1,332,348
2.25% due 12/31/2024	2,000,000	2,050,547
2.25% due 11/15/2025	1,300,000	1,334,937
2.25% due 03/31/2026	1,200,000	1,233,281
2.25% due 02/15/2027	1,300,000	1,339,711
2.25% due 08/15/2027	1,300,000	1,340,422
2.25% due 11/15/2027	2,000,000	2,061,797
2.38% due 03/15/2022	1,500,000	1,504,006
2.38% due 02/29/2024	2,000,000	2,048,906
2.38% due 08/15/2024	1,300,000	1,335,191
2.38% due 04/30/2026	1,000,000	1,033,047
2.38% due 05/15/2027	1,300,000	1,348,496
2.38% due 05/15/2029	1,000,000	1,043,047

Security Description	Shares/ Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
2.50% due 03/31/2023	$1,000,000	$1,018,750
2.50% due 08/15/2023	1,500,000	1,533,809
2.50% due 01/31/2024	1,100,000	1,129,004
2.50% due 05/15/2024	1,500,000	1,542,656
2.50% due 02/28/2026	600,000	622,430
2.63% due 12/31/2023	2,000,000	2,055,234
2.63% due 03/31/2025	2,000,000	2,075,234
2.63% due 12/31/2025	2,000,000	2,084,219
2.63% due 01/31/2026	2,000,000	2,083,672
2.63% due 02/15/2029	1,800,000	1,904,906
2.75% due 11/15/2023	1,300,000	1,337,781
2.75% due 02/15/2024	1,500,000	1,547,461
2.75% due 02/28/2025	2,000,000	2,081,641
2.75% due 02/15/2028	2,000,000	2,119,766
2.88% due 04/30/2025	1,500,000	1,568,848
2.88% due 05/31/2025	2,000,000	2,092,500
2.88% due 05/15/2028	2,000,000	2,137,812
2.88% due 08/15/2028	2,000,000	2,141,250
3.13% due 11/15/2028	2,000,000	2,176,875

		276,272,731

Total U.S. Government Treasuries (cost $278,786,596)		278,681,716

EXCHANGE-TRADED FUNDS — 3.5%
iShares 1-3 Year Treasury Bond ETF	58,000	4,927,100
iShares 3-7 Year Treasury Bond ETF	42,200	5,352,226
iShares 7-10 Year Treasury Bond ETF	12,200	1,373,354
iShares iBoxx$ Investment Grade Corporate Bond ETF	53,000	6,771,280

Total Exchange-Traded Funds (cost $18,601,009)		18,423,960

Total Long-Term Investment Securities (cost $515,617,327)		515,488,772

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $1,367,000 collateralized by $1,187,200 of United States Treasury Notes, bearing interest at 0.13% due 07/15/2030 and having an approximate value of $1,394,387 (cost $1,367,000)	$1,367,000	1,367,000

TOTAL INVESTMENTS (cost $516,984,327)(1)	99.5%	516,855,772
Other assets less liabilities	0.5	2,652,454

NET ASSETS	100.0%	$519,508,226

(1)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

98

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$158,317,257	$—	$158,317,257
Foreign Corporate Bonds & Notes	—	20,677,227	—	20,677,227
U.S. Government Agencies	—	39,388,612	—	39,388,612
U.S. Government Treasuries	—	278,681,716	—	278,681,716
Exchange-Traded Funds	18,423,960	—	—	18,423,960
Repurchase Agreements	—	1,367,000	—	1,367,000

Total Investments at Value	$18,423,960	$498,431,812	$—	$516,855,772

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

99

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio#

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.6%
Medical-Drugs	8.9
Electric-Integrated	4.2
Oil Companies-Integrated	3.3
Enterprise Software/Service	3.2
Insurance-Multi-line	2.7
Tobacco	2.6
Banks-Super Regional	2.5
Finance-Credit Card	2.5
Aerospace/Defense	2.5
Networking Products	2.4
Cable/Satellite TV	2.4
Retail-Building Products	2.3
Pharmacy Services	2.2
Banks-Commercial	2.2
Medical-Biomedical/Gene	2.0
Medical-HMO	1.9
Diversified Manufacturing Operations	1.9
Auto-Cars/Light Trucks	1.8
Insurance-Property/Casualty	1.8
Transport-Services	1.8
Insurance-Life/Health	1.6
Retail-Discount	1.6
Retail-Auto Parts	1.6
Computer Services	1.4
Building-Residential/Commercial	1.3
Exchange-Traded Funds	1.3
Oil Companies-Exploration & Production	1.2
Food-Misc./Diversified	1.2
Medical-Hospitals	1.2
Chemicals-Diversified	1.2
Machinery-Farming	1.2
Pipelines	1.2
Investment Management/Advisor Services	0.9
Medical-Wholesale Drug Distribution	0.9
Computers	0.9
Banks-Fiduciary	0.8
Agricultural Operations	0.7
Steel-Producers	0.7
Containers-Paper/Plastic	0.7
Registered Investment Companies	0.6
Medical Labs & Testing Services	0.6
E-Commerce/Products	0.6
Gold Mining	0.5
Retail-Drug Store	0.4
Aerospace/Defense-Equipment	0.4
Electronic Components-Semiconductors	0.4
Retail-Automobile	0.4
Rental Auto/Equipment	0.4
Oil Refining & Marketing	0.4
Food-Retail	0.3
Real Estate Management/Services	0.3
Advertising Agencies	0.3
Finance-Consumer Loans	0.3
Insurance Brokers	0.3
Building & Construction Products-Misc.	0.3
Food-Meat Products	0.3
Finance-Auto Loans	0.3
Paper & Related Products	0.3
Machinery-General Industrial	0.2
Consumer Products-Misc.	0.2

Distribution/Wholesale	0.2%
Building Products-Wood	0.2
Electronic Components-Misc.	0.2
Insurance-Reinsurance	0.2
Containers-Metal/Glass	0.2
Agricultural Chemicals	0.2
Independent Power Producers	0.2
Broadcast Services/Program	0.2
Appliances	0.2
Diagnostic Kits	0.2
Dialysis Centers	0.2
Food-Confectionery	0.2
Auto/Truck Parts & Equipment-Original	0.2
Apparel Manufacturers	0.2
Tools-Hand Held	0.2
Commercial Services	0.2
Auto-Heavy Duty Trucks	0.1
Funeral Services & Related Items	0.1
Internet Security	0.1
Electronic Parts Distribution	0.1
Retail-Home Furnishings	0.1
Gas-Distribution	0.1
Medical Products	0.1
Water	0.1
Finance-Investment Banker/Broker	0.1
Consulting Services	0.1
Transport-Truck	0.1
Recreational Vehicles	0.1
Finance-Other Services	0.1
Energy-Alternate Sources	0.1
Home Furnishings	0.1
Shipbuilding	0.1
Retail-Sporting Goods	0.1
Machinery-Construction & Mining	0.1
Footwear & Related Apparel	0.1

100.2%

#	See Note 1
*	Calculated as a percentage of net assets

100

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	46,900	$1,666,826
Omnicom Group, Inc.	44,200	3,330,912

		4,997,738

Aerospace/Defense — 2.5%
General Dynamics Corp.	59,300	12,577,530
Lockheed Martin Corp.	41,800	16,265,634
Northrop Grumman Corp.	25,600	9,469,440

		38,312,604

Aerospace/Defense-Equipment — 0.4%
L3Harris Technologies, Inc.	32,200	6,739,138

Agricultural Chemicals — 0.2%
Mosaic Co.	78,100	3,120,095

Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	115,000	8,625,000
Bunge, Ltd.	28,800	2,847,168

		11,472,168

Apparel Manufacturers — 0.2%
Capri Holdings, Ltd.†	22,800	1,369,596
PVH Corp.	10,000	950,100

		2,319,696

Appliances — 0.2%
Whirlpool Corp.	12,800	2,690,432

Auto-Cars/Light Trucks — 1.8%
Ford Motor Co.	808,600	16,414,580
General Motors Co.†	230,400	12,148,992

		28,563,572

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	24,400	2,268,956

Auto/Truck Parts & Equipment-Original — 0.2%
BorgWarner, Inc.	17,700	776,145
Lear Corp.	9,600	1,606,272

		2,382,417

Banks-Commercial — 2.2%
Citizens Financial Group, Inc.	68,700	3,535,989
Commerce Bancshares, Inc.	19,617	1,351,807
Cullen/Frost Bankers, Inc.	8,300	1,170,383
East West Bancorp, Inc.	23,000	1,985,820
First Horizon Corp.	86,600	1,481,726
M&T Bank Corp.	19,800	3,353,724
Pinnacle Financial Partners, Inc.	5,300	512,563
Regions Financial Corp.	154,300	3,539,642
Synovus Financial Corp.	10,200	507,552
Truist Financial Corp.	216,300	13,587,966
Western Alliance Bancorp	15,600	1,547,364
Zions Bancorp NA	26,200	1,776,884

		34,351,420

Banks-Fiduciary — 0.8%
Bank of New York Mellon Corp.	142,500	8,444,550
Northern Trust Corp.	33,500	3,907,440

		12,351,990

Banks-Super Regional — 2.5%
Comerica, Inc.	22,800	2,115,384
Fifth Third Bancorp	114,600	5,114,598
KeyCorp	157,000	3,934,420

Security Description	Shares	Value (Note 2)
Banks-Super Regional (continued)
PNC Financial Services Group, Inc.	68,300	$14,069,117
US Bancorp	241,756	14,067,782

		39,301,301

Brewery — 0.0%
Molson Coors Beverage Co., Class B	14,100	672,006

Broadcast Services/Program — 0.2%
Fox Corp., Class A	69,600	2,826,456

Building & Construction Products-Misc. — 0.3%
Fortune Brands Home & Security, Inc.	28,800	2,712,096
Owens Corning	22,400	1,986,880

		4,698,976

Building Products-Wood — 0.2%
Masco Corp.	54,000	3,419,820

Building-Residential/Commercial — 1.3%
D.R. Horton, Inc.	75,700	6,753,954
Lennar Corp., Class A	57,000	5,478,270
NVR, Inc.†	640	3,409,421
PulteGroup, Inc.	54,800	2,887,412
Toll Brothers, Inc.	18,100	1,067,357

		19,596,414

Cable/Satellite TV — 2.4%
Comcast Corp., Class A	738,200	36,902,618

Chemicals-Diversified — 1.2%
Celanese Corp.	24,300	3,783,753
Dow, Inc.	51,900	3,099,987
DuPont de Nemours, Inc.	78,500	6,013,100
Eastman Chemical Co.	27,900	3,318,147
FMC Corp.	19,200	2,119,104
Huntsman Corp.	15,300	548,199

		18,882,290

Commercial Services — 0.2%
Quanta Services, Inc.	22,400	2,300,928

Computer Services — 1.4%
DXC Technology Co.†	17,700	532,416
Genpact, Ltd.	39,000	1,940,250
International Business Machines Corp.	135,700	18,125,449
Leidos Holdings, Inc.	9,800	876,610

		21,474,725

Computers — 0.9%
Hewlett Packard Enterprise Co.	266,900	4,358,477
HP, Inc.	266,300	9,781,199

		14,139,676

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	20,300	1,557,619

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	25,300	3,482,545

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.	27,700	3,168,880

Containers-Paper/Plastic — 0.7%
Amcor PLC	323,200	3,881,632
Berry Global Group, Inc.†	18,300	1,233,786
Packaging Corp. of America	19,400	2,922,222
Sealed Air Corp.	32,000	2,173,440

		10,211,080

101

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Kits — 0.2%
Hologic, Inc.†	38,000	$2,669,120

Dialysis Centers — 0.2%
DaVita, Inc.†	23,300	2,525,021

Distribution/Wholesale — 0.2%
LKQ Corp.	62,700	3,441,603

Diversified Banking Institutions — 10.6%
Bank of America Corp.	1,406,000	64,872,840
Goldman Sachs Group, Inc.	54,600	19,365,528
JPMorgan Chase & Co.	448,000	66,572,800
Morgan Stanley	125,900	12,909,786

		163,720,954

Diversified Manufacturing Operations — 1.9%
3M Co.	119,275	19,802,035
Parker-Hannifin Corp.	20,700	6,417,207
Textron, Inc.	47,200	3,212,432

		29,431,674

E-Commerce/Products — 0.6%
eBay, Inc.	142,700	8,571,989

Electric-Integrated — 4.2%
Alliant Energy Corp.	40,100	2,400,386
Dominion Energy, Inc.	129,300	10,429,338
Edison International	57,400	3,604,146
Entergy Corp.	32,200	3,598,994
Evergy, Inc.	36,700	2,384,032
Eversource Energy	52,100	4,662,429
Exelon Corp.	201,400	11,671,130
FirstEnergy Corp.	87,300	3,663,108
OGE Energy Corp.	14,000	530,880
PPL Corp.	113,700	3,374,616
Public Service Enterprise Group, Inc.	108,400	7,211,852
Southern Co.	170,500	11,848,045

		65,378,956

Electronic Components-Misc. — 0.2%
Jabil, Inc.	31,100	1,912,339
Sensata Technologies Holding PLC†	22,400	1,284,864

		3,197,203

Electronic Components-Semiconductors — 0.4%
Micron Technology, Inc.	78,600	6,466,422

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	15,800	1,959,200

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	17,100	1,340,298

Enterprise Software/Service — 3.2%
Oracle Corp.	612,300	49,694,268

Finance-Auto Loans — 0.3%
Ally Financial, Inc.	60,200	2,872,744
Credit Acceptance Corp.†	2,600	1,402,856

		4,275,600

Finance-Consumer Loans — 0.3%
OneMain Holdings, Inc.	19,000	981,540
Synchrony Financial	93,700	3,990,683

		4,972,223

Security Description	Shares	Value (Note 2)
Finance-Credit Card — 2.5%
American Express Co.	124,200	$22,333,644
Capital One Financial Corp.	73,600	10,799,328
Discover Financial Services	47,400	5,486,550

		38,619,522

Finance-Investment Banker/Broker — 0.1%
Jefferies Financial Group, Inc.	43,500	1,593,840

Finance-Other Services — 0.1%
SEI Investments Co.	23,300	1,365,613

Food-Confectionery — 0.2%
J.M. Smucker Co.	17,700	2,488,266

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	47,400	4,308,186

Food-Misc./Diversified — 1.2%
Campbell Soup Co.	21,200	935,344
Conagra Brands, Inc.	33,700	1,171,412
General Mills, Inc.	97,300	6,682,564
Kellogg Co.	51,600	3,250,800
Kraft Heinz Co.	196,500	7,034,700

		19,074,820

Food-Retail — 0.3%
Kroger Co.	119,000	5,187,210

Footwear & Related Apparel — 0.1%
Skechers U.S.A., Inc., Class A†	18,600	781,200

Funeral Services & Related Items — 0.1%
Service Corp. International	35,800	2,209,576

Gas-Distribution — 0.1%
UGI Corp.	42,900	1,945,515

Gold Mining — 0.5%
Newmont Corp.	120,800	7,389,336

Home Furnishings — 0.1%
Tempur Sealy International, Inc.	31,400	1,250,034

Independent Power Producers — 0.2%
NRG Energy, Inc.	37,100	1,481,403
Vistra Corp.	73,000	1,592,130

		3,073,533

Insurance Brokers — 0.3%
Willis Towers Watson PLC	20,700	4,842,972

Insurance-Life/Health — 1.6%
Aflac, Inc.	112,900	7,092,378
Equitable Holdings, Inc.	71,000	2,388,440
Globe Life, Inc.	14,900	1,524,270
Lincoln National Corp.	31,100	2,176,378
Principal Financial Group, Inc.	44,200	3,229,252
Prudential Financial, Inc.	63,600	7,095,852
Voya Financial, Inc.	21,300	1,447,548

		24,954,118

Insurance-Multi-line — 2.7%
Allstate Corp.	49,100	5,924,897
American Financial Group, Inc.	14,100	1,836,948
Chubb, Ltd.	72,500	14,302,800
Cincinnati Financial Corp.	25,800	3,040,014
Hartford Financial Services Group, Inc.	57,800	4,154,086
Loews Corp.	43,100	2,571,346
MetLife, Inc.	144,700	9,703,582

		41,533,673

102

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty — 1.8%
Alleghany Corp.†	2,100	$1,394,400
Arch Capital Group, Ltd.†	64,900	3,006,168
Assurant, Inc.	9,400	1,433,594
Fidelity National Financial, Inc.	45,700	2,300,995
First American Financial Corp.	17,700	1,318,827
Markel Corp.†	1,920	2,366,861
Old Republic International Corp.	32,200	825,286
Travelers Cos., Inc.	74,500	12,380,410
WR Berkley Corp.	28,550	2,412,475

		27,439,016

Insurance-Reinsurance — 0.2%
Everest Re Group, Ltd.	7,300	2,068,820
RenaissanceRe Holdings, Ltd.	7,000	1,100,190

		3,169,010

Internet Security — 0.1%
NortonLifeLock, Inc.	83,600	2,174,436

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	18,100	5,508,011
Raymond James Financial, Inc.	33,050	3,499,003
T. Rowe Price Group, Inc.	36,500	5,636,695

		14,643,709

Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	9,200	1,047,052

Machinery-Farming — 1.2%
Deere & Co.	49,700	18,707,080

Machinery-General Industrial — 0.2%
Westinghouse Air Brake Technologies Corp.	39,300	3,493,770

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	20,100	5,454,336
Quest Diagnostics, Inc.	27,700	3,740,054

		9,194,390

Medical Products — 0.1%
Henry Schein, Inc.†	22,400	1,686,720

Medical-Biomedical/Gene — 2.0%
Bio-Rad Laboratories, Inc., Class A†	5,300	3,178,569
Biogen, Inc.†	20,900	4,723,400
Gilead Sciences, Inc.	189,900	13,042,332
Regeneron Pharmaceuticals, Inc.†	16,900	10,285,171

		31,229,472

Medical-Drugs — 8.9%
AbbVie, Inc.	267,500	36,618,075
Johnson & Johnson	398,319	68,626,381
Merck & Co., Inc.	406,000	33,080,880

		138,325,336

Medical-HMO — 1.9%
Anthem, Inc.	51,600	22,755,084
Centene Corp.†	88,300	6,866,208

		29,621,292

Medical-Hospitals — 1.2%
HCA Healthcare, Inc.	70,000	16,803,500
Universal Health Services, Inc., Class B	16,000	2,080,960

		18,884,460

Security Description	Shares	Value (Note 2)
Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	42,500	$5,788,500
McKesson Corp.	33,300	8,548,776

		14,337,276

Networking Products — 2.4%
Cisco Systems, Inc.	676,500	37,660,755

Oil Companies-Exploration & Production — 1.2%
APA Corp.	55,000	1,826,550
EOG Resources, Inc.	120,800	13,466,784
Marathon Oil Corp.	117,770	2,292,982
Ovintiv, Inc.	39,500	1,532,600

		19,118,916

Oil Companies-Integrated — 3.3%
Exxon Mobil Corp.	682,700	51,857,892

Oil Refining & Marketing — 0.4%
Valero Energy Corp.	65,700	5,451,129

Paper & Related Products — 0.3%
International Paper Co.	81,100	3,913,075

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	11,700	746,109

Pharmacy Services — 2.2%
Cigna Corp.	56,100	12,928,806
CVS Health Corp.	202,045	21,519,813

		34,448,619

Pipelines — 1.2%
Kinder Morgan, Inc.	364,000	6,319,040
ONEOK, Inc.	67,400	4,089,832
Williams Cos., Inc.	250,500	7,499,970

		17,908,842

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	25,100	2,543,634
Jones Lang LaSalle, Inc.†	10,500	2,633,295

		5,176,929

Recreational Vehicles — 0.1%
Brunswick Corp.	16,200	1,470,798

Rental Auto/Equipment — 0.4%
AMERCO	3,800	2,314,010
United Rentals, Inc.†	11,500	3,681,380

		5,995,390

Retail-Auto Parts — 1.6%
Advance Auto Parts, Inc.	14,300	3,310,593
AutoZone, Inc.†	3,600	7,150,860
Genuine Parts Co.	29,900	3,983,577
O’Reilly Automotive, Inc.†	14,700	9,580,725

		24,025,755

Retail-Automobile — 0.4%
AutoNation, Inc.†	18,100	1,972,900
CarMax, Inc.†	26,000	2,890,420
Penske Automotive Group, Inc.	12,800	1,300,864

		6,164,184

Retail-Building Products — 2.3%
Lowe’s Cos., Inc.	151,500	35,958,525

Retail-Discount — 1.6%
BJ’s Wholesale Club Holdings, Inc.†	22,000	1,352,340

103

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Discount (continued)
Target Corp.	103,300	$22,770,419

		24,122,759

Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	138,700	6,901,712

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	12,200	1,958,588

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	9,600	1,107,840

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	6,400	1,198,080

Steel-Producers — 0.7%
Nucor Corp.	62,300	6,317,220
Reliance Steel & Aluminum Co.	13,200	2,018,016
Steel Dynamics, Inc.	43,500	2,415,120

		10,750,356

Tobacco — 2.6%
Altria Group, Inc.	295,500	15,035,040
Philip Morris International, Inc.	250,700	25,784,495

		40,819,535

Tools-Hand Held — 0.2%
Snap-on, Inc.	11,100	2,311,575

Transport-Services — 1.8%
C.H. Robinson Worldwide, Inc.	19,600	2,051,140
Expeditors International of Washington, Inc.	25,600	2,930,688
United Parcel Service, Inc., Class B	110,300	22,303,763

		27,285,591

Security Description	Shares	Value (Note 2)
Transport-Truck — 0.1%
Knight-Swift Transportation Holdings, Inc.	26,700	$1,510,686

Water — 0.1%
Essential Utilities, Inc.	34,300	1,671,782

Total Common Stocks (cost $1,160,017,413)		1,523,955,946

EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF (cost $19,776,126)	119,100	19,526,445

Total Long-Term Investment Securities (cost $1,179,793,539)		1,543,482,391

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $9,718,084)	9,718,005	9,718,005

TOTAL INVESTMENTS (cost $1,189,511,623)(2)	100.2%	1,553,200,396
Liabilities in excess of other assets	(0.2)	(2,600,105)

NET ASSETS	100.0%	$1,550,600,291

†	Non-income producing security
#	See Note 1
(1)	The rate shown is the 7-day yield as of January 31, 2022.
(2)	See Note 3 for cost of investments on a tax basis.
ETF	Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,523,955,946	$—	$—	$1,523,955,946
Exchange-Traded Funds	19,526,445	—	—	19,526,445
Short-Term Investment Securities	9,718,005	—	—	9,718,005

Total Investments at Value	$1,553,200,396	$—	$—	$1,553,200,396

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

104

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Banks-Commercial	9.6%
Insurance-Property/Casualty	8.0
Chemicals-Specialty	5.5
Retail-Restaurants	4.2
Electronic Components-Misc.	4.0
Building & Construction-Misc.	3.3
Enterprise Software/Service	3.3
Oil Companies-Exploration & Production	3.2
Hotels/Motels	3.1
Distribution/Wholesale	2.8
Real Estate Investment Trusts	2.7
Computers-Integrated Systems	2.5
Medical Products	2.5
Real Estate Operations & Development	2.4
Metal Processors & Fabrication	2.3
Building & Construction Products-Misc.	2.2
Transport-Equipment & Leasing	2.2
Oil-Field Services	2.1
Electric-Integrated	2.1
Building Products-Doors & Windows	2.1
Food-Misc./Diversified	1.7
Computer Software	1.7
Building Products-Wood	1.7
Retail-Misc./Diversified	1.5
Insurance-Life/Health	1.4
Recreational Vehicles	1.3
U.S. Government Agencies	1.3
Machinery-Electrical	1.3
Insurance-Reinsurance	1.3
Auto/Truck Parts & Equipment-Original	1.3
Savings & Loans/Thrifts	1.2
Building-Heavy Construction	1.2
Retail-Automobile	1.2
Finance-Credit Card	1.2
Rental Auto/Equipment	1.1
Energy-Alternate Sources	1.1
Machinery-Construction & Mining	1.0
Engineering/R&D Services	0.9
Retail-Apparel/Shoe	0.9
Semiconductor Equipment	0.7
Lasers-System/Components	0.5
Machinery-Pumps	0.5
Consulting Services	0.5
Apparel Manufacturers	0.5
Medical-Drugs	0.4
Building-Mobile Home/Manufactured Housing	0.3
Auto-Heavy Duty Trucks	0.3
Finance-Mortgage Loan/Banker	0.3
Repurchase Agreements	0.3
Real Estate Management/Services	0.3
Applications Software	0.2
Wire & Cable Products	0.2
Gas-Distribution	0.2
Electronic Components-Semiconductors	0.1
Machinery-Material Handling	0.1
Oil Field Machinery & Equipment	0.1

99.9%

*	Calculated as a percentage of net assets

105

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Apparel Manufacturers — 0.5%
Carter’s, Inc.	18,181	$1,693,015

Applications Software — 0.2%
Loyalty Ventures, Inc.†	22,268	652,675

Auto-Heavy Duty Trucks — 0.3%
REV Group, Inc.	91,312	1,226,320

Auto/Truck Parts & Equipment-Original — 1.3%
Adient PLC†	107,466	4,510,348

Banks-Commercial — 9.6%
Atlantic Union Bankshares Corp.	88,418	3,600,381
Camden National Corp.	29,878	1,483,741
Columbia Banking System, Inc.	137,806	4,791,515
First Horizon Corp.	208,589	3,568,958
First Interstate BancSystem, Inc., Class A	12,692	466,431
First of Long Island Corp.	125,291	2,745,126
German American Bancorp, Inc.	57,258	2,267,417
Peoples Bancorp, Inc.	51,661	1,712,562
South State Corp.	83,609	7,057,436
TriCo Bancshares	69,328	3,013,688
Washington Trust Bancorp, Inc.	59,839	3,415,610

		34,122,865

Building & Construction Products-Misc. — 2.2%
Summit Materials, Inc., Class A†	217,445	7,732,344

Building & Construction-Misc. — 3.3%
WillScot Mobile Mini Holdings Corp.†	316,134	11,709,603

Building Products-Doors & Windows — 2.1%
Apogee Enterprises, Inc.	116,932	5,221,014
Masonite International Corp.†	22,495	2,232,404

		7,453,418

Building Products-Wood — 1.7%
UFP Industries, Inc.	73,964	5,906,765

Building-Heavy Construction — 1.2%
Great Lakes Dredge & Dock Corp.†	308,550	4,224,050

Building-Mobile Home/Manufactured Housing — 0.3%
LCI Industries	10,342	1,273,824

Chemicals-Specialty — 5.5%
Ashland Global Holdings, Inc.	99,466	9,552,715
Elementis PLC†	1,779,922	3,442,413
Minerals Technologies, Inc.	93,335	6,530,650

		19,525,778

Computer Software — 1.7%
Software AG	154,417	5,916,053

Computers-Integrated Systems — 2.5%
NetScout Systems, Inc.†	288,227	9,093,562

Consulting Services — 0.5%
ICF International, Inc.	18,211	1,718,936

Distribution/Wholesale — 2.8%
Avient Corp.	157,561	7,841,811
Univar Solutions, Inc.†	82,097	2,175,570

		10,017,381

Electric-Integrated — 2.1%
Black Hills Corp.	77,580	5,255,269
IDACORP, Inc.	21,408	2,359,590

		7,614,859

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 4.0%
Benchmark Electronics, Inc.	171,903	$4,149,739
Knowles Corp.†	478,335	10,145,485

		14,295,224

Electronic Components-Semiconductors — 0.1%
CTS Corp.	15,285	512,812

Energy-Alternate Sources — 1.1%
Green Plains, Inc.†	126,367	3,859,248

Engineering/R&D Services — 0.9%
Stantec, Inc.	63,467	3,366,699

Enterprise Software/Service — 3.3%
ACI Worldwide, Inc.†	337,602	11,603,381

Finance-Credit Card — 1.2%
Alliance Data Systems Corp.	60,744	4,193,766

Finance-Mortgage Loan/Banker — 0.3%
Enact Holdings, Inc.	51,073	1,117,477

Food-Misc./Diversified — 1.7%
Glanbia PLC	444,875	6,136,555

Gas-Distribution — 0.2%
Spire, Inc.	8,716	574,559

Hotels/Motels — 3.1%
Dalata Hotel Group PLC†	806,865	3,864,410
Hilton Grand Vacations, Inc.†	145,602	7,114,114

		10,978,524

Insurance-Life/Health — 1.4%
CNO Financial Group, Inc.	206,621	5,153,128

Insurance-Property/Casualty — 8.0%
Hanover Insurance Group, Inc.	87,087	12,014,522
Horace Mann Educators Corp.	166,464	6,327,297
Old Republic International Corp.	172,700	4,426,301
Selective Insurance Group, Inc.	71,840	5,668,176

		28,436,296

Insurance-Reinsurance — 1.3%
Argo Group International Holdings, Ltd.	80,377	4,563,806

Lasers-System/Components — 0.5%
II-VI, Inc.†	30,321	1,922,351

Machinery-Construction & Mining — 1.0%
Astec Industries, Inc.	32,558	2,060,596
Terex Corp.	35,042	1,461,952

		3,522,548

Machinery-Electrical — 1.3%
Argan, Inc.	9,670	359,241
Regal Rexnord Corp.	26,607	4,216,677

		4,575,918

Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.	9,904	428,645

Machinery-Pumps — 0.5%
Flowserve Corp.	48,046	1,567,261
Mueller Water Products, Inc., Class A	16,138	207,373

		1,774,634

Medical Products — 2.5%
Envista Holdings Corp.†	114,265	4,940,819
Integer Holdings Corp.†	49,825	3,906,778

		8,847,597

106

SunAmerica Series Trust SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs — 0.4%
Mirum Pharmaceuticals, Inc.†	41,529	$791,127
Rhythm Pharmaceuticals, Inc.†	79,580	589,688

		1,380,815

Metal Processors & Fabrication — 2.3%
Timken Co.	122,139	8,158,885

Oil Companies-Exploration & Production — 3.2%
Crescent Point Energy Corp.	1,772,724	11,421,634

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	36,814	396,487

Oil-Field Services — 2.1%
Hunting PLC	452,437	1,332,728
NexTier Oilfield Solutions, Inc.†	489,132	2,944,575
TechnipFMC PLC†	514,858	3,341,428

		7,618,731

Real Estate Investment Trusts — 2.7%
Alexander & Baldwin, Inc.	90,585	2,078,926
Healthcare Realty Trust, Inc.	116,088	3,601,050
Highwoods Properties, Inc.	45,216	1,949,714
Sunstone Hotel Investors, Inc.†	165,811	1,875,322

		9,505,012

Real Estate Management/Services — 0.3%
Cushman & Wakefield PLC†	45,541	955,906

Real Estate Operations & Development — 2.4%
McGrath RentCorp	113,142	8,622,552

Recreational Vehicles — 1.3%
Brunswick Corp.	52,013	4,722,260

Rental Auto/Equipment — 1.1%
Herc Holdings, Inc.	24,566	3,941,615

Retail-Apparel/Shoe — 0.9%
Children’s Place, Inc.†	45,403	3,212,262

Retail-Automobile — 1.2%
Group 1 Automotive, Inc.	24,708	4,195,665

Retail-Misc./Diversified — 1.5%
Dufry AG†	103,694	5,347,570

Security Description	Shares/ Principal Amount	Value (Note 2)
Retail-Restaurants — 4.2%
Denny’s Corp.†	385,116	$5,969,298
Jack in the Box, Inc.	97,307	8,859,802

		14,829,100

Savings & Loans/Thrifts — 1.2%
WSFS Financial Corp.	80,866	4,235,761

Semiconductor Equipment — 0.7%
Cohu, Inc.†	73,041	2,408,892

Transport-Equipment & Leasing — 2.2%
Greenbrier Cos., Inc.	190,262	7,678,974

Wire & Cable Products — 0.2%
Insteel Industries, Inc.	16,614	628,508

Total Long-Term Investment Securities (cost $305,660,946)		349,515,593

SHORT-TERM INVESTMENT SECURITIES — 1.3%
U.S. Government Agencies — 1.3%
Federal Home Loan Bank Disc. Notes 0.01% due 02/01/2022 (cost $4,675,000)	$4,675,000	4,675,000

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $1,042,000 and collateralized by $912,800 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2030 and having an approximate value of $1,062,846 (cost $1,042,000)	1,042,000	1,042,000

TOTAL INVESTMENTS (cost $311,377,946)(1)	99.9%	355,232,593
Other assets less liabilities	0.1	511,066

NET ASSETS	100.0%	$355,743,659

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$323,475,864	$26,039,729	**	$—	$349,515,593
Short-Term Investment Securities	—	4,675,000		—	4,675,000
Repurchase Agreements	—	1,042,000		—	1,042,000

Total Investments at Value	$323,475,864	$31,756,729		$—	$355,232,593

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

107

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value#

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	7.0%
Electronic Components-Semiconductors	4.2
Retail-Restaurants	4.0
Medical-Drugs	3.9
Diversified Banking Institutions	3.6
Medical-Biomedical/Gene	3.3
Web Portals/ISP	3.1
Computers	2.6
Oil Companies-Exploration & Production	2.3
Insurance Brokers	2.3
Electric-Integrated	2.3
Non-Hazardous Waste Disposal	2.2
Computer Services	2.2
Electric Products-Misc.	2.2
Electric-Distribution	2.2
Banks-Commercial	2.1
Medical Labs & Testing Services	2.1
Tobacco	2.1
Retail-Discount	2.1
Beverages-Non-alcoholic	2.0
Chemicals-Diversified	2.0
Wireless Equipment	1.9
Cable/Satellite TV	1.9
Machinery-General Industrial	1.8
Diagnostic Equipment	1.7
Food-Retail	1.6
Cosmetics & Toiletries	1.5
Banks-Super Regional	1.5
Commercial Services-Finance	1.5
Investment Management/Advisor Services	1.4
Diversified Manufacturing Operations	1.4
Oil Companies-Integrated	1.3
Food-Meat Products	1.3
Insurance-Multi-line	1.2
Machinery-Pumps	1.2
Oil-Field Services	1.1
Electronic Measurement Instruments	1.1
Diagnostic Kits	1.1
Insurance-Property/Casualty	1.0
Apparel Manufacturers	1.0
Finance-Consumer Loans	0.9
Finance-Credit Card	0.9
Broadcast Services/Program	0.9
Steel-Producers	0.7
U.S. Government Agencies	0.7
Agricultural Chemicals	0.7
Transport-Rail	0.7
Distribution/Wholesale	0.6
Real Estate Management/Services	0.6
Building Products-Wood	0.6
Decision Support Software	0.6
Water Treatment Systems	0.5
Medical Products	0.5
Transport-Services	0.5
Retail-Regional Department Stores	0.4
Chemicals-Specialty	0.4
Private Equity	0.4
Finance-Investment Banker/Broker	0.4
Retail-Sporting Goods	0.4
Lighting Products & Systems	0.3
Recreational Vehicles	0.3

Data Processing/Management	0.2%
Hazardous Waste Disposal	0.2
Food-Confectionery	0.2
Vitamins & Nutrition Products	0.2
Repurchase Agreements	0.2
Airlines	0.2
Software Tools	0.1
Retail-Home Furnishings	0.1
Agricultural Operations	0.1
Computer Aided Design	0.1
Multimedia	0.1
Insurance-Life/Health	0.1

100.1%

#	See Note 1
*	Calculated as a percentage of net assets

108

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value#

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.2%
Agricultural Chemicals — 0.7%
Mosaic Co.	72,545	$2,898,173

Agricultural Operations — 0.1%
Bunge, Ltd.	5,099	504,087

Airlines — 0.2%
Alaska Air Group, Inc.†	11,626	636,407

Apparel Manufacturers — 1.0%
Columbia Sportswear Co.	7,944	737,759
Deckers Outdoor Corp.†	4,330	1,386,596
Tapestry, Inc.	53,868	2,044,291

		4,168,646

Banks-Commercial — 2.1%
Bank OZK	25,427	1,191,255
Popular, Inc.	15,903	1,418,071
Regions Financial Corp.	197,292	4,525,878
Zions Bancorp NA	31,878	2,161,966

		9,297,170

Banks-Super Regional — 1.5%
Comerica, Inc.	27,009	2,505,895
KeyCorp	160,489	4,021,854

		6,527,749

Beverages-Non-alcoholic — 2.0%
PepsiCo, Inc.	50,630	8,785,318

Broadcast Services/Program — 0.9%
Fox Corp., Class A	67,204	2,729,155
Fox Corp., Class B	31,684	1,178,011

		3,907,166

Building Products-Wood — 0.6%
Masco Corp.	43,501	2,754,918

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	166,025	8,299,590

Chemicals-Diversified — 2.0%
Celanese Corp.	3,325	517,736
Dow, Inc.	134,386	8,026,876

		8,544,612

Chemicals-Specialty — 0.4%
Chemours Co.	16,688	545,864
Valvoline, Inc.	38,733	1,275,865

		1,821,729

Commercial Services-Finance — 1.5%
S&P Global, Inc.	15,283	6,345,807

Computer Aided Design — 0.1%
Synopsys, Inc.†	1,549	480,964

Computer Services — 2.2%
Accenture PLC, Class A	26,982	9,540,296

Computers — 2.6%
Dell Technologies, Inc., Class C†	29,924	1,699,982
Hewlett Packard Enterprise Co.	222,678	3,636,332
HP, Inc.	163,016	5,987,578

		11,323,892

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	80,912	6,671,194

Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.2%
Paychex, Inc.	8,699	$1,024,394

Decision Support Software — 0.6%
MSCI, Inc.	5,055	2,710,087

Diagnostic Equipment — 1.7%
Thermo Fisher Scientific, Inc.	12,363	7,186,612

Diagnostic Kits — 1.1%
Hologic, Inc.†	54,083	3,798,790
Quidel Corp.†	7,910	817,578

		4,616,368

Distribution/Wholesale — 0.6%
LKQ Corp.	35,380	1,942,008
WW Grainger, Inc.	1,676	829,805

		2,771,813

Diversified Banking Institutions — 3.6%
Goldman Sachs Group, Inc.	29,668	10,522,647
JPMorgan Chase & Co.	12,602	1,872,657
Morgan Stanley	32,317	3,313,785

		15,709,089

Diversified Manufacturing Operations — 1.4%
3M Co.	13,814	2,293,400
A.O. Smith Corp.	6,673	509,951
Textron, Inc.	47,167	3,210,186

		6,013,537

Electric Products-Misc. — 2.2%
Emerson Electric Co.	103,510	9,517,744

Electric-Distribution — 2.2%
Sempra Energy	68,413	9,451,940

Electric-Integrated — 2.3%
DTE Energy Co.	41,454	4,992,305
PPL Corp.	162,176	4,813,384

		9,805,689

Electronic Components-Semiconductors — 4.2%
Intel Corp.	181,571	8,864,296
Texas Instruments, Inc.	52,709	9,460,739

		18,325,035

Electronic Measurement Instruments — 1.1%
Agilent Technologies, Inc.	6,787	945,565
Keysight Technologies, Inc.†	22,353	3,773,633

		4,719,198

Finance-Consumer Loans — 0.9%
Synchrony Financial	94,306	4,016,493

Finance-Credit Card — 0.9%
Alliance Data Systems Corp.	10,564	729,339
Discover Financial Services	27,886	3,227,804

		3,957,143

Finance-Investment Banker/Broker — 0.4%
Jefferies Financial Group, Inc.	46,005	1,685,623

Food-Confectionery — 0.2%
Hershey Co.	4,465	879,918

Food-Meat Products — 1.3%
Tyson Foods, Inc., Class A	61,102	5,553,561

Food-Retail — 1.6%
Kroger Co.	158,234	6,897,420

109

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc.†	10,906	$1,009,350

Insurance Brokers — 2.3%
Marsh & McLennan Cos., Inc.	64,335	9,884,429

Insurance-Life/Health — 0.1%
Unum Group	16,867	428,084

Insurance-Multi-line — 1.2%
Hartford Financial Services Group, Inc.	72,045	5,177,874

Insurance-Property/Casualty — 1.0%
Arch Capital Group, Ltd.†	60,579	2,806,019
First American Financial Corp.	22,542	1,679,605

		4,485,624

Investment Management/Advisor Services — 1.4%
Janus Henderson Group PLC	35,834	1,322,275
T. Rowe Price Group, Inc.	31,780	4,907,785

		6,230,060

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	7,394	1,416,173

Machinery-General Industrial — 1.8%
Otis Worldwide Corp.	90,693	7,747,903

Machinery-Pumps — 1.2%
Dover Corp.	30,473	5,177,667

Medical Labs & Testing Services — 2.1%
Laboratory Corp. of America Holdings†	20,627	5,597,343
Quest Diagnostics, Inc.	26,090	3,522,672

		9,120,015

Medical Products — 0.5%
Henry Schein, Inc.†	30,320	2,283,096

Medical-Biomedical/Gene — 3.3%
Biogen, Inc.†	14,290	3,229,540
Gilead Sciences, Inc.	6,520	447,794
Regeneron Pharmaceuticals, Inc.†	17,178	10,454,359

		14,131,693

Medical-Drugs — 3.9%
Johnson & Johnson	37,638	6,484,651
Organon & Co.	15,046	480,118
Pfizer, Inc.	193,199	10,179,655

		17,144,424

Multimedia — 0.1%
FactSet Research Systems, Inc.	1,139	480,533

Non-Hazardous Waste Disposal — 2.2%
Waste Management, Inc.	63,679	9,579,869

Oil Companies-Exploration & Production — 2.3%
APA Corp.	74,849	2,485,735
Devon Energy Corp.	9,453	478,038
EOG Resources, Inc.	22,971	2,560,807
Hess Corp.	14,478	1,336,175
Marathon Oil Corp.	159,197	3,099,566

		9,960,321

Oil Companies-Integrated — 1.3%
Exxon Mobil Corp.	73,796	5,605,544

Oil-Field Services — 1.1%
Halliburton Co.	143,141	4,400,155
Schlumberger NV	13,575	530,375

		4,930,530

Security Description	Shares	Value (Note 2)
Private Equity — 0.4%
Carlyle Group, Inc.	34,906	$1,781,951

Real Estate Investment Trusts — 7.0%
AvalonBay Communities, Inc.	29,934	7,310,781
Brixmor Property Group, Inc.	18,977	481,257
Equity Residential	77,525	6,878,793
Essex Property Trust, Inc.	11,306	3,759,245
Kilroy Realty Corp.	24,444	1,564,416
Public Storage	7,590	2,721,242
Simon Property Group, Inc.	9,079	1,336,429
Weyerhaeuser Co.	159,967	6,467,466

		30,519,629

Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.†	11,003	2,759,442

Recreational Vehicles — 0.3%
Brunswick Corp.	14,193	1,288,582

Retail-Discount — 2.1%
Target Corp.	40,408	8,907,135

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	3,761	603,791

Retail-Regional Department Stores — 0.4%
Kohl’s Corp.	31,736	1,894,957

Retail-Restaurants — 4.0%
McDonald’s Corp.	39,936	10,361,395
Yum! Brands, Inc.	57,259	7,167,109

		17,528,504

Retail-Sporting Goods — 0.4%
Dick’s Sporting Goods, Inc.	13,348	1,540,359

Software Tools — 0.1%
VMware, Inc., Class A	4,926	632,892

Steel-Producers — 0.7%
Steel Dynamics, Inc.	33,986	1,886,903
United States Steel Corp.	58,707	1,216,409

		3,103,312

Tobacco — 2.1%
Altria Group, Inc.	175,189	8,913,616

Transport-Rail — 0.7%
CSX Corp.	84,212	2,881,735

Transport-Services — 0.5%
Expeditors International of Washington, Inc.	9,799	1,121,789
Ryder System, Inc.	11,336	829,682

		1,951,471

Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd.†	17,589	747,708

Water Treatment Systems — 0.5%
Pentair PLC	36,097	2,299,379

Web Portals/ISP — 3.1%
Alphabet, Inc., Class A†	2,477	6,702,935
Alphabet, Inc., Class C†	2,481	6,733,360

		13,436,295

Wireless Equipment — 1.9%
Motorola Solutions, Inc.	35,994	8,348,448

Total Long-Term Investment Securities (cost $421,568,181)		431,281,777

110

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Agencies — 0.7%
Federal Home Loan Bank Disc. Notes 0.01% due 02/01/2022 (cost $3,095,000)	$3,095,000	$3,095,000

REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $712,000 and collateralized by $623,800 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2030 and having an approximate value of $726,340 (cost $712,000)	712,000	712,000

TOTAL INVESTMENTS (cost $425,375,181)(1)	100.1%	435,088,777
Liabilities in excess of other assets	(0.1)	(303,100)

NET ASSETS	100.0%	$434,785,677

#	See Note 1
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$431,281,777	$—	$—	$431,281,777
Short-Term Investment Securities	—	3,095,000	—	3,095,000
Repurchase Agreements	—	712,000	—	712,000

Total Investments at Value	$431,281,777	$3,807,000	$—	$435,088,777

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

111

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

United States Treasury Notes	10.6%
Exchange-Traded Funds	6.0
Diversified Banking Institutions	4.4
Medical-Drugs	4.2
Registered Investment Companies	3.7
United States Treasury Bonds	3.5
Computers	2.2
Oil Companies-Integrated	2.1
Enterprise Software/Service	2.0
Finance-Credit Card	2.0
Applications Software	2.0
Medical-HMO	2.0
Banks-Commercial	1.9
Insurance-Property/Casualty	1.7
Electronic Components-Semiconductors	1.6
Retail-Building Products	1.6
E-Commerce/Products	1.5
Aerospace/Defense	1.4
Banks-Super Regional	1.2
Pipelines	1.2
Telephone-Integrated	1.2
Transport-Services	1.2
Medical-Biomedical/Gene	1.1
Beverages-Non-alcoholic	1.0
Insurance-Life/Health	1.0
Internet Content-Entertainment	1.0
Insurance-Multi-line	1.0
Diversified Manufacturing Operations	0.9
Commercial Services-Finance	0.9
Multimedia	0.9
Pharmacy Services	0.9
Cable/Satellite TV	0.9
Auto-Cars/Light Trucks	0.8
Electric-Integrated	0.8
Oil Companies-Exploration & Production	0.8
Transport-Rail	0.7
Networking Products	0.7
Chemicals-Diversified	0.7
Web Portals/ISP	0.7
Cosmetics & Toiletries	0.7
Retail-Discount	0.7
Food-Retail	0.7
Semiconductor Equipment	0.7
Building-Residential/Commercial	0.6
Diagnostic Equipment	0.6
Retail-Major Department Stores	0.6
Metal-Diversified	0.6
Real Estate Investment Trusts	0.5
Electronic Forms	0.5
Steel-Producers	0.5
Drug Delivery Systems	0.5
Tobacco	0.5
Distribution/Wholesale	0.4
Import/Export	0.4
Retail-Restaurants	0.4
Instruments-Controls	0.4
Food-Misc./Diversified	0.4
Investment Management/Advisor Services	0.4
Medical Instruments	0.4
Retail-Jewelry	0.4
Cellular Telecom	0.3
Insurance-Reinsurance	0.3

Computer Services	0.3%
Finance-Other Services	0.3
E-Commerce/Services	0.3
Building & Construction Products-Misc.	0.3
Non-Hazardous Waste Disposal	0.3
Machinery-General Industrial	0.3
Real Estate Management/Services	0.3
Food-Confectionery	0.3
Retail-Apparel/Shoe	0.3
Industrial Gases	0.3
Medical-Wholesale Drug Distribution	0.3
Data Processing/Management	0.3
Retail-Auto Parts	0.3
Auto/Truck Parts & Equipment-Original	0.3
Internet Security	0.2
Athletic Footwear	0.2
Electronic Components-Misc.	0.2
Aerospace/Defense-Equipment	0.2
Chemicals-Specialty	0.2
Gold Mining	0.2
Transport-Marine	0.2
Machinery-Construction & Mining	0.2
Building Products-Cement	0.2
Machinery-Farming	0.2
Medical Products	0.2
Agricultural Chemicals	0.2
Brewery	0.2
Containers-Metal/Glass	0.2
Machinery-Material Handling	0.2
Audio/Video Products	0.2
Semiconductor Components-Integrated Circuits	0.2
Real Estate Operations & Development	0.2
Entertainment Software	0.2
Power Converter/Supply Equipment	0.2
Advertising Agencies	0.2
Machinery-Electrical	0.2
Auto-Heavy Duty Trucks	0.1
Computer Software	0.1
Rental Auto/Equipment	0.1
Retail-Drug Store	0.1
Medical-Hospitals	0.1
Food-Catering	0.1
Toys	0.1
Paper & Related Products	0.1
Coatings/Paint	0.1
Dialysis Centers	0.1
Rubber-Tires	0.1
Retail-Perfume & Cosmetics	0.1
Internet Content-Information/News	0.1
Containers-Paper/Plastic	0.1
Computers-Periphery Equipment	0.1
Retail-Gardening Products	0.1
Apparel Manufacturers	0.1
Appliances	0.1
Office Automation & Equipment	0.1
Human Resources	0.1
Electric-Generation	0.1
Beverages-Wine/Spirits	0.1
Computer Data Security	0.1
Gas-Distribution	0.1
Finance-Consumer Loans	0.1
Telecommunication Equipment	0.1

112

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Commercial Services	0.1%
Energy-Alternate Sources	0.1
Hotels/Motels	0.1
Oil Refining & Marketing	0.1
Airlines	0.1
Electric Products-Misc.	0.1
Satellite Telecom	0.1
Banks-Fiduciary	0.1
Retail-Sporting Goods	0.1
Casino Hotels	0.1
Diversified Operations	0.1
Food-Baking	0.1
Medical Labs & Testing Services	0.1
Agricultural Operations	0.1
Retail-Convenience Store	0.1
Electric-Transmission	0.1
Textile-Apparel	0.1
Metal-Aluminum	0.1
Diagnostic Kits	0.1
Savings & Loans/Thrifts	0.1
Wireless Equipment	0.1
Retail-Automobile	0.1
Electric-Distribution	0.1
Transport-Truck	0.1
Finance-Investment Banker/Broker	0.1
Lighting Products & Systems	0.1
Consulting Services	0.1
Food-Wholesale/Distribution	0.1
Fisheries	0.1

99.6%

*	Calculated as a percentage of net assets

113

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 61.4%
Advanced Materials — 0.0%
Haynes International, Inc.	127	$4,778

Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	220	7,819
Omnicom Group, Inc.	1,027	77,395
WPP PLC	1,798	28,073

		113,287

Advertising Services — 0.0%
Publicis Groupe SA	449	30,397

Aerospace/Defense — 1.0%
Bombardier, Inc., Class B†	25,592	34,025
General Dynamics Corp.	278	58,964
Lockheed Martin Corp.	366	142,422
MTU Aero Engines AG	282	59,465
Northrop Grumman Corp.	332	122,807
Raytheon Technologies Corp.	3,613	325,856
Teledyne Technologies, Inc.†	103	43,407

		786,946

Aerospace/Defense-Equipment — 0.2%
AAR Corp.†	254	10,228
Airbus SE†	1,045	133,404
Astronics Corp.†	297	3,573
L3Harris Technologies, Inc.	151	31,603

		178,808

Agricultural Chemicals — 0.2%
Mosaic Co.	366	14,622
Nutrien, Ltd.	2,177	152,046

		166,668

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	539	40,425
Bunge, Ltd.	135	13,346

		53,771

Airlines — 0.1%
Japan Airlines Co., Ltd.†	3,267	61,676

Apparel Manufacturers — 0.1%
Burberry Group PLC	1,079	27,235
Capri Holdings, Ltd.†	107	6,427
Hermes International	28	41,951
Lakeland Industries, Inc.†	339	7,126
PVH Corp.	47	4,465

		87,204

Appliances — 0.1%
SEB SA	481	72,988
Whirlpool Corp.	60	12,611

		85,599

Applications Software — 2.0%
Asana, Inc., Class A†	85	4,461
Loyalty Ventures, Inc.†	40	1,173
Microsoft Corp.	5,086	1,581,644
Sprout Social, Inc., Class A†	112	7,711

		1,594,989

Athletic Equipment — 0.0%
Vista Outdoor, Inc.†	212	8,179

Security Description	Shares	Value (Note 2)
Athletic Footwear — 0.2%
adidas AG	134	$36,495
NIKE, Inc., Class B	811	120,085
Puma SE	261	27,624

		184,204

Audio/Video Products — 0.2%
GN Store Nord A/S	437	26,431
Lite-On Technology Corp.	33,000	75,503
Sony Group Corp.	300	33,516

		135,450

Auto-Cars/Light Trucks — 0.8%
Bayerische Motoren Werke AG	1,267	132,355
Ford Motor Co.	3,790	76,937
General Motors Co.†	2,831	149,279
Honda Motor Co., Ltd.	1,886	55,368
Mercedes-Benz Group AG	765	60,219
Toyota Motor Corp.	1,700	33,638
Volkswagen AG (Preference Shares)	749	154,359

		662,155

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	255	56,324
Daimler Truck Holding AG†	382	13,467
Isuzu Motors, Ltd.	2,000	24,496
Iveco Group NV†	324	3,443
PACCAR, Inc.	117	10,880

		108,610

Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC†	638	87,138
BorgWarner, Inc.	83	3,640
Gentherm, Inc.†	85	7,428
Lear Corp.	45	7,529
Meritor, Inc.†	170	3,919
NGK Insulators, Ltd.	1,700	28,800
NGK Spark Plug Co., Ltd.	2,400	40,856
Titan International, Inc.†	2,037	19,861

		199,171

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	170	8,138
XPEL, Inc.†	119	7,421

		15,559

Banks-Commercial — 1.9%
ABN AMRO Bank NV CVA*	1,862	29,926
Amalgamated Financial Corp.	424	7,212
Associated Banc-Corp	509	12,165
Banco Bilbao Vizcaya Argentaria SA	34,631	220,422
Bank Leumi Le-Israel BM	10,768	115,342
BAWAG Group AG*	1,933	116,083
Carter Bankshares, Inc.†	764	11,758
Central Pacific Financial Corp.	170	4,947
Citizens Financial Group, Inc.	322	16,573
Commerce Bancshares, Inc.	92	6,340
Cullen/Frost Bankers, Inc.	39	5,499
Danske Bank A/S	1,618	31,346
East West Bancorp, Inc.	108	9,325
Equity Bancshares, Inc., Class A	254	8,143
Financial Institutions, Inc.	399	12,864
First BanCorp/Puerto Rico	1,273	18,522
First Financial Corp.	150	6,734

114

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
First Horizon Corp.	406	$6,947
First Internet Bancorp	170	8,544
Flagstar Bancorp, Inc.	212	9,593
Hancock Whitney Corp.	212	11,177
Hang Seng Bank, Ltd.	1,200	23,715
Hanmi Financial Corp.	934	25,106
Heartland Financial USA, Inc.	85	4,423
Heritage Financial Corp.	200	4,852
HomeStreet, Inc.	339	16,526
Hope Bancorp, Inc.	679	11,373
Independent Bank Corp.	100	2,448
ING Groep NV	2,517	37,157
KBC Group NV	1,428	123,957
M&T Bank Corp.	93	15,752
Mercantile Bank Corp.	85	3,270
Midland States Bancorp, Inc.	297	8,574
Nordea Bank Abp	3,105	36,855
OFG Bancorp	339	9,380
Peoples Bancorp, Inc.	254	8,420
Pinnacle Financial Partners, Inc.	26	2,514
Regions Financial Corp.	723	16,586
Royal Bank of Canada	300	34,205
Seven Bank, Ltd.	5,500	11,617
Skandinaviska Enskilda Banken AB, Class A	1,965	25,333
Standard Chartered PLC	25,402	185,950
SVB Financial Group†	73	42,625
Swedbank AB, Class A	1,358	26,584
Synovus Financial Corp.	49	2,438
Toronto-Dominion Bank	300	24,028
Truist Financial Corp.	1,584	77,140
Umpqua Holdings Corp.	254	5,151
Western Alliance Bancorp	73	7,241
Zions Bancorp NA	123	8,342

		1,471,024

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	668	39,586
Northern Trust Corp.	157	18,312

		57,898

Banks-Super Regional — 0.4%
Comerica, Inc.	107	9,928
Fifth Third Bancorp	537	23,966
KeyCorp	736	18,444
PNC Financial Services Group, Inc.	320	65,917
US Bancorp	3,283	191,038

		309,293

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	2,388	145,692
Coca-Cola Consolidated, Inc.	23	13,179
Coca-Cola Femsa SAB de CV, ADR	1,208	63,806
Monster Beverage Corp.†	1,079	93,571
PepsiCo, Inc.	988	171,438

		487,686

Beverages-Wine/Spirits — 0.1%
Diageo PLC	126	6,351
Treasury Wine Estates, Ltd.	10,250	77,175

		83,526

Security Description	Shares	Value (Note 2)
Brewery — 0.2%
Anheuser-Busch InBev SA NV	992	$62,501
Marston’s PLC†	65,943	72,122
Molson Coors Beverage Co., Class B	68	3,241
Royal Unibrew A/S	155	17,792

		155,656

Broadcast Services/Program — 0.0%
Fox Corp., Class A	326	13,239

Building & Construction Products-Misc. — 0.3%
Armstrong Flooring, Inc.†	1,358	2,635
Caesarstone, Ltd.	509	6,276
Cie de Saint-Gobain	745	50,609
Fortune Brands Home & Security, Inc.	135	12,713
Geberit AG	36	24,467
James Hardie Industries PLC CDI	1,241	41,670
Owens Corning	105	9,313
Patrick Industries, Inc.	85	5,474
Wienerberger AG	2,344	84,706

		237,863

Building & Construction-Misc. — 0.0%
EMCOR Group, Inc.	127	15,140
Ferrovial SA	621	17,260

		32,400

Building Products-Air & Heating — 0.0%
Rinnai Corp.	300	26,901

Building Products-Cement — 0.2%
Holcim, Ltd.	1,560	84,328
Taiheiyo Cement Corp.	600	11,917
Vulcan Materials Co.	394	74,982

		171,227

Building Products-Doors & Windows — 0.0%
JELD-WEN Holding, Inc.†	424	10,006
Masonite International Corp.†	170	16,871

		26,877

Building Products-Wood — 0.0%
Masco Corp.	253	16,022

Building-Heavy Construction — 0.0%
Dycom Industries, Inc.†	127	10,705
Skanska AB, Class B	899	21,982

		32,687

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	85	5,484

Building-Residential/Commercial — 0.6%
Beazer Homes USA, Inc.†	849	15,486
Bellway PLC	1,779	68,465
Berkeley Group Holdings PLC	449	25,553
D.R. Horton, Inc.	355	31,673
Daiwa House Industry Co., Ltd.	700	20,428
Forestar Group, Inc.†	424	8,459
Lennar Corp., Class A	267	25,661
M/I Homes, Inc.†	85	4,504
MDC Holdings, Inc.	92	4,664
Meritage Homes Corp.†	127	12,958
NVR, Inc.†	3	15,982
Persimmon PLC	629	20,427
PulteGroup, Inc.	257	13,541
Sekisui House, Ltd.	2,000	40,547

115

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building-Residential/Commercial (continued)
Toll Brothers, Inc.	1,892	$111,571
Tri Pointe Homes, Inc.†	594	14,143
Vistry Group PLC	4,113	57,219

		491,281

Cable/Satellite TV — 0.6%
Comcast Corp., Class A	8,812	440,512

Casino Hotels — 0.1%
Galaxy Entertainment Group, Ltd.†	9,882	57,461

Casino Services — 0.0%
Sankyo Co., Ltd.	900	23,172

Cellular Telecom — 0.3%
Orange SA	5,500	64,465
SoftBank Corp.	4,000	50,083
T-Mobile US, Inc.†	728	78,748
United States Cellular Corp.†	80	2,450
Vodafone Group PLC	37,162	65,381

		261,127

Chemicals-Diversified — 0.7%
AdvanSix, Inc.	254	10,691
BASF SE	1,606	121,968
Celanese Corp.	114	17,751
Covestro AG*	359	21,347
Dow, Inc.	250	14,932
DuPont de Nemours, Inc.	368	28,189
Eastman Chemical Co.	131	15,580
FMC Corp.	90	9,933
Huntsman Corp.	74	2,651
LANXESS AG	248	14,971
Mitsubishi Gas Chemical Co., Inc.	1,200	22,945
Nitto Denko Corp.	400	31,096
PPG Industries, Inc.	1,527	238,517
Sumitomo Chemical Co., Ltd.	4,900	24,655
Westlake Chemical Corp.	43	4,242

		579,468

Chemicals-Specialty — 0.2%
Brenntag SE	855	72,724
Ecolab, Inc.	537	101,735

		174,459

Circuit Boards — 0.0%
TTM Technologies, Inc.†	339	4,563

Coal — 0.0%
SunCoke Energy, Inc.	1,918	13,138

Coatings/Paint — 0.1%
Sherwin-Williams Co.	333	95,408

Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	170	7,590
Medifast, Inc.	60	11,923
Quanta Services, Inc.	105	10,786
TravelSky Technology, Ltd.	24,072	45,092

		75,391

Commercial Services-Finance — 0.6%
Adyen NV†*	18	36,705
Automatic Data Processing, Inc.	949	195,655
IHS Markit, Ltd.	1,031	120,411
PayPal Holdings, Inc.†	709	121,906

		474,677

Security Description	Shares	Value (Note 2)
Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	375	$45,379
Qualys, Inc.†	128	16,402
Tenable Holdings, Inc.†	246	12,644
Varonis Systems, Inc.†	170	6,334

		80,759

Computer Services — 0.3%
Amdocs, Ltd.	669	50,770
DXC Technology Co.†	85	2,557
ExlService Holdings, Inc.†	170	20,488
Genpact, Ltd.	183	9,104
Grid Dynamics Holdings, Inc.†	424	11,300
International Business Machines Corp.	1,136	151,736
Leidos Holdings, Inc.	47	4,204

		250,159

Computer Software — 0.1%
Box, Inc., Class A†	849	22,184
Splunk, Inc.†	613	75,963
Zuora, Inc., Class A†	509	8,465

		106,612

Computers — 1.8%
Apple, Inc.	7,274	1,271,349
Asustek Computer, Inc.	2,000	25,936
Hewlett Packard Enterprise Co.	1,251	20,429
HP, Inc.	2,808	103,138

		1,420,852

Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	212	6,689

Computers-Memory Devices — 0.0%
Everspin Technologies, Inc.†	1,018	10,373

Computers-Other — 0.0%
Stratasys, Ltd.†	254	6,055

Computers-Periphery Equipment — 0.1%
Logitech International SA	1,049	88,138

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	95	7,290
Bureau Veritas SA	496	14,205
CRA International, Inc.	85	7,230
FTI Consulting, Inc.†	51	7,436

		36,161

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	120	16,518

Containers-Metal/Glass — 0.2%
Ball Corp.	1,361	132,153
Crown Holdings, Inc.	130	14,872

		147,025

Containers-Paper/Plastic — 0.1%
Amcor PLC	1,515	18,195
Berry Global Group, Inc.†	86	5,798
Greatview Aseptic Packaging Co., Ltd.	104,849	40,468
Packaging Corp. of America	91	13,708
Sealed Air Corp.	150	10,188

		88,357

Cosmetics & Toiletries — 0.7%
Amorepacific Corp.†	497	65,000
Beiersdorf AG	269	26,632

116

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cosmetics & Toiletries (continued)
Kao Corp.	600	$30,022
L’Oreal SA	179	76,625
Pola Orbis Holdings, Inc.	800	11,913
Procter & Gamble Co.	1,532	245,809
Unilever PLC	899	45,648
Unilever PLC	1,246	63,348

		564,997

Data Processing/Management — 0.3%
CommVault Systems, Inc.†	170	11,468
Fidelity National Information Services, Inc.	1,621	194,391

		205,859

Diagnostic Equipment — 0.6%
Pacific Biosciences of California, Inc.†	170	1,900
Thermo Fisher Scientific, Inc.	839	487,711

		489,611

Diagnostic Kits — 0.1%
Co-Diagnostics, Inc.†	679	4,821
DiaSorin SpA	99	15,258
Hologic, Inc.†	178	12,503
Meridian Bioscience, Inc.†	318	6,630
Quidel Corp.†	60	6,201

		45,413

Dialysis Centers — 0.1%
DaVita, Inc.†	109	11,812
Fresenius Medical Care AG & Co. KGaA	1,211	81,746

		93,558

Distribution/Wholesale — 0.4%
Bunzl PLC	745	27,846
Ferguson PLC	248	39,039
Inchcape PLC	2,618	29,828
Jardine Cycle & Carriage, Ltd.	4,000	60,106
LKQ Corp.	294	16,138
ScanSource, Inc.†	254	7,920
Titan Machinery, Inc.†	300	9,240
Veritiv Corp.†	170	15,823
WW Grainger, Inc.	239	118,331

		324,271

Diversified Banking Institutions — 3.0%
Banco Santander SA	11,690	40,977
Bank of America Corp.	12,534	578,319
Bank of Nova Scotia	1,200	86,435
Barclays PLC	93,163	250,419
BNP Paribas SA	3,413	243,902
Deutsche Bank AG†	2,427	33,341
Goldman Sachs Group, Inc.	256	90,798
HSBC Holdings PLC	8,992	64,450
JPMorgan Chase & Co.	5,221	775,840
Lloyds Banking Group PLC	56,654	39,443
Morgan Stanley	606	62,139
Natwest Group PLC	8,093	26,654
Sumitomo Mitsui Financial Group, Inc.	500	17,957
UBS Group AG	3,596	66,673

		2,377,347

Diversified Financial Services — 0.0%
Hana Financial Group, Inc.	539	20,499

Security Description	Shares	Value (Note 2)
Diversified Manufacturing Operations — 0.5%
3M Co.	909	$150,912
Eaton Corp. PLC	936	148,291
Parker-Hannifin Corp.	97	30,071
Siemens AG	124	19,497
Textron, Inc.	221	15,041
Trelleborg AB, Class B	1,768	44,530

		408,342

Diversified Minerals — 0.0%
BHP Group, Ltd.	745	23,910

Diversified Operations — 0.1%
Jardine Matheson Holdings, Ltd.	600	35,459
Swire Pacific, Ltd., Class A	3,500	21,125

		56,584

Drug Delivery Systems — 0.2%
Becton Dickinson & Co.	277	70,397
DexCom, Inc.†	140	60,267

		130,664

E-Commerce/Products — 1.5%
Alibaba Group Holding, Ltd. ADR†	482	60,631
Amazon.com, Inc.†	321	960,262
eBay, Inc.	669	40,187
JD.com, Inc., Class A Lock-Up Shares(4)†	22	820
Sea, Ltd. ADR†	453	68,090
ZOZO, Inc.	600	15,981

		1,145,971

E-Commerce/Services — 0.3%
ANGI, Inc.†	424	3,638
Auto Trader Group PLC*	2,732	24,700
Booking Holdings, Inc.†	35	85,964
Cargurus, Inc.†	254	8,103
Cars.com, Inc.†	679	10,579
ChannelAdvisor Corp.†	254	5,369
Rightmove PLC	1,999	17,584
TrueCar, Inc.†	1,528	5,256
Uber Technologies, Inc.†	2,329	87,105

		248,298

E-Marketing/Info — 0.0%
CyberAgent, Inc.	1,800	20,975

Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	800	14,783
Casio Computer Co., Ltd.	1,100	13,789
Legrand SA	310	31,548

		60,120

Electric-Distribution — 0.1%
Sempra Energy	316	43,659

Electric-Generation — 0.1%
Electricite de France SA	3,237	30,946
Engie SA	1,863	28,543
SSE PLC	1,169	24,970

		84,459

Electric-Integrated — 0.8%
ALLETE, Inc.	170	10,851
Alliant Energy Corp.	188	11,254
Atco, Ltd., Class I	1,100	37,055
Canadian Utilities, Ltd., Class A	1,000	29,052

117

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Integrated (continued)
Chubu Electric Power Co., Inc.	3,400	$34,099
Dominion Energy, Inc.	606	48,880
Duke Energy Corp.	269	28,261
Edison International	269	16,891
Entergy Corp.	151	16,877
Evergy, Inc.	172	11,173
Eversource Energy	244	21,836
Exelon Corp.	944	54,705
FirstEnergy Corp.	409	17,162
IDACORP, Inc.	64	7,054
NextEra Energy, Inc.	418	32,654
OGE Energy Corp.	68	2,579
Origin Energy, Ltd.	7,193	28,758
Otter Tail Corp.	85	5,389
Pinnacle West Capital Corp.	423	29,445
PNM Resources, Inc.	250	11,203
Portland General Electric Co.	339	17,811
PPL Corp.	533	15,819
Public Service Enterprise Group, Inc.	508	33,797
Southern Co.	1,333	92,630

		615,235

Electric-Transmission — 0.1%
Red Electrica Corp. SA	2,550	51,458

Electronic Components-Misc. — 0.2%
Applied Optoelectronics, Inc.†	679	2,784
Hoya Corp.	300	38,848
Jabil, Inc.	146	8,977
Nippon Electric Glass Co., Ltd.	600	14,968
Sanmina Corp.†	170	6,429
Sensata Technologies Holding PLC†	1,850	106,116
Vishay Intertechnology, Inc.	170	3,521

		181,643

Electronic Components-Semiconductors — 0.9%
Alpha & Omega Semiconductor, Ltd.†	254	11,438
Amkor Technology, Inc.	747	16,449
Broadcom, Inc.	106	62,103
EMCORE Corp.†	934	5,427
Infineon Technologies AG	2,873	117,359
Intel Corp.	1,450	70,789
Micron Technology, Inc.	378	31,098
NVIDIA Corp.	1,034	253,185
Photronics, Inc.†	849	15,180
Samsung Electronics Co., Ltd.	950	58,843
Texas Instruments, Inc.	569	102,130

		744,001

Electronic Forms — 0.5%
Adobe, Inc.†	750	400,725

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	74	9,176
Avnet, Inc.	85	3,431

		12,607

Electronics-Military — 0.0%
Thales SA	269	24,728

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	384	53,941
First Solar, Inc.†	80	6,270
REX American Resources Corp.†	25	2,411
SunPower Corp.†	339	5,688

		68,310

Security Description	Shares	Value (Note 2)
Engineering/R&D Services — 0.0%
COMSYS Holdings Corp.	500	$11,910
Exponent, Inc.	85	8,073
Infrastructure and Energy Alternatives, Inc.†	509	4,591

		24,574

Enterprise Software/Service — 1.6%
Atlassian Corp. PLC, Class A†	471	152,764
Domo, Inc., Class B†	85	3,992
eGain Corp.†	679	7,014
HubSpot, Inc.†	34	16,619
Manhattan Associates, Inc.†	43	5,756
Open Text Corp. (NASDAQ)	704	33,694
Open Text Corp. (TSX)	400	19,145
Oracle Corp.	5,051	409,939
salesforce.com, Inc.†	1,472	342,431
SAP SE	713	88,277
SPS Commerce, Inc.†	85	10,527
UiPath, Inc., Class A†	921	33,644
Workday, Inc., Class A†	441	111,577
Workiva, Inc.†	170	20,108

		1,255,487

Entertainment Software — 0.2%
Activision Blizzard, Inc.	1,160	91,652
Unity Software, Inc.†	275	28,916

		120,568

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	282	13,457
Credit Acceptance Corp.†	12	6,475

		19,932

Finance-Consumer Loans — 0.1%
Curo Group Holdings Corp.	509	7,294
Encore Capital Group, Inc.†	297	19,156
Enova International, Inc.†	509	20,503
International Money Express, Inc.†	509	8,149
OneMain Holdings, Inc.	89	4,598
Synchrony Financial	439	18,697

		78,397

Finance-Credit Card — 1.0%
Alliance Data Systems Corp.	85	5,868
American Express Co.	582	104,655
Capital One Financial Corp.	345	50,622
Discover Financial Services	222	25,697
Visa, Inc., Class A	2,760	624,229

		811,071

Finance-Investment Banker/Broker — 0.1%
Amerant Bancorp, Inc.	273	9,282
Jefferies Financial Group, Inc.	204	7,474
Nomura Holdings, Inc.	4,900	21,615

		38,371

Finance-Leasing Companies — 0.0%
AerCap Holdings NV†	276	17,388

Finance-Mortgage Loan/Banker — 0.0%
Mr. Cooper Group, Inc.†	200	8,030

118

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	2,037	$8,596
CME Group, Inc.	428	98,226
IG Group Holdings PLC	5,858	64,474
Intercontinental Exchange, Inc.	561	71,056
SEI Investments Co.	109	6,389

		248,741

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	339	5,146
NMI Holdings, Inc., Class A†	170	4,206
Radian Group, Inc.	594	13,299

		22,651

Firearms & Ammunition — 0.0%
Smith & Wesson Brands, Inc.	424	7,242

Fisheries — 0.1%
Toyo Suisan Kaisha, Ltd.	800	32,851

Food-Baking — 0.1%
Flowers Foods, Inc.	1,970	55,416

Food-Catering — 0.1%
Compass Group PLC	4,187	95,041
Healthcare Services Group, Inc.	310	5,639

		100,680

Food-Confectionery — 0.3%
Hershey Co.	210	41,385
J.M. Smucker Co.	433	60,871
Mondelez International, Inc., Class A	1,658	111,136

		213,392

Food-Dairy Products — 0.0%
Yakult Honsha Co., Ltd.	400	20,308

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	222	20,178

Food-Misc./Diversified — 0.4%
Campbell Soup Co.	102	4,500
Conagra Brands, Inc.	162	5,631
General Mills, Inc.	456	31,318
John B. Sanfilippo & Son, Inc.	85	6,724
Kellogg Co.	647	40,761
Kraft Heinz Co.	921	32,972
Nestle SA	1,117	143,905
Nissin Foods Holdings Co., Ltd.	300	21,318

		287,129

Food-Retail — 0.7%
Carrefour SA	1,169	22,256
Empire Co., Ltd., Class A	2,300	70,964
Etablissements Franz Colruyt NV	404	16,394
George Weston, Ltd.	300	32,715
HelloFresh SE†	372	24,451
J Sainsbury PLC	5,845	22,946
Jeronimo Martins SGPS SA	1,348	32,432
Kesko Oyj, Class B	1,786	56,615
Koninklijke Ahold Delhaize NV	1,650	53,492
Kroger Co.	1,858	80,990
Loblaw Cos., Ltd.	1,100	84,866
Marks & Spencer Group PLC†	6,000	17,773

		515,894

Security Description	Shares	Value (Note 2)
Food-Wholesale/Distribution — 0.1%
SpartanNash Co.	594	$14,595
United Natural Foods, Inc.†	509	19,739

		34,334

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	87	3,654

Funeral Services & Related Items — 0.0%
Service Corp. International	168	10,369

Gas-Distribution — 0.1%
Enagas SA	2,330	50,495
Northwest Natural Holding Co.	170	8,048
Southwest Gas Holdings, Inc.	170	11,591
UGI Corp.	201	9,115

		79,249

Gold Mining — 0.2%
Kinross Gold Corp.	2,600	14,052
McEwen Mining, Inc.†	7,302	6,224
Newcrest Mining, Ltd.	4,052	62,354
Newmont Corp.	1,466	89,675

		172,305

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	400	1,864

Home Furnishings — 0.0%
Tempur Sealy International, Inc.	147	5,852

Hotels/Motels — 0.1%
Marcus Corp.†	339	5,712
Melia Hotels International SA†	7,949	60,339

		66,051

Human Resources — 0.1%
AMN Healthcare Services, Inc.†	115	11,654
Barrett Business Services, Inc.	120	7,680
Heidrick & Struggles International, Inc.	187	8,185
Insperity, Inc.	153	16,452
Kforce, Inc.	263	18,060
Paylocity Holding Corp.†	26	5,304
TriNet Group, Inc.†	102	8,690
TrueBlue, Inc.†	339	9,018

		85,043

Import/Export — 0.4%
ITOCHU Corp.	2,600	83,518
Marubeni Corp.	7,210	74,670
Mitsubishi Corp.	2,500	84,873
Mitsui & Co., Ltd.	1,600	40,027
Sumitomo Corp.	2,200	34,114

		317,202

Independent Power Producers — 0.0%
NRG Energy, Inc.	174	6,948
Vistra Corp.	342	7,459

		14,407

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	551	4,882

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	170	7,211

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	734	207,076

119

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Instruments-Controls — 0.4%
Honeywell International, Inc.	1,465	$299,563

Insurance Brokers — 0.0%
Willis Towers Watson PLC	97	22,694

Insurance-Life/Health — 0.7%
Aflac, Inc.	529	33,232
AIA Group, Ltd.	2,200	22,852
AXA SA	3,050	96,535
Dai-ichi Life Holdings, Inc.	1,700	38,239
Equitable Holdings, Inc.	333	11,202
Globe Life, Inc.	70	7,161
Great-West Lifeco, Inc.	700	21,867
iA Financial Corp., Inc.	400	26,027
Japan Post Holdings Co., Ltd.	5,000	42,608
Japan Post Insurance Co., Ltd.	1,500	26,189
Legal & General Group PLC	7,452	29,072
Lincoln National Corp.	146	10,217
Manulife Financial Corp.	1,000	20,824
NN Group NV	1,931	108,199
Principal Financial Group, Inc.	207	15,123
Prudential Financial, Inc.	298	33,248
T&D Holdings, Inc.	2,000	29,550
Voya Financial, Inc.	100	6,796

		578,941

Insurance-Multi-line — 0.7%
Allianz SE	287	73,506
Allstate Corp.	710	85,676
American Financial Group, Inc.	66	8,599
ASR Nederland NV	455	21,175
Chubb, Ltd.	340	67,075
Cincinnati Financial Corp.	121	14,257
Direct Line Insurance Group PLC	20,345	83,973
Genworth Financial, Inc., Class A†	2,037	7,944
Hartford Financial Services Group, Inc.	1,277	91,778
Loews Corp.	202	12,051
MetLife, Inc.	678	45,467

		511,501

Insurance-Property/Casualty — 1.4%
Admiral Group PLC	800	33,974
Alleghany Corp.†	10	6,640
Arch Capital Group, Ltd.†	304	14,081
Assurant, Inc.	192	29,282
Berkshire Hathaway, Inc., Class B†	1,369	428,524
Enstar Group, Ltd.†	26	6,892
Fidelity National Financial, Inc.	214	10,775
First American Financial Corp.	83	6,184
Markel Corp.†	9	11,095
MS&AD Insurance Group Holdings, Inc.	900	30,895
Old Republic International Corp.	151	3,870
Progressive Corp.	600	65,196
Safety Insurance Group, Inc.	111	9,139
Samsung Fire & Marine Insurance Co., Ltd.	185	31,047
Stewart Information Services Corp.	170	12,143
Travelers Cos., Inc.	2,559	425,255
WR Berkley Corp.	134	11,323

		1,136,315

Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	800	45,584
Essent Group, Ltd.	127	5,796

Security Description	Shares	Value (Note 2)
Insurance-Reinsurance (continued)
Everest Re Group, Ltd.	234	$66,316
Greenlight Capital Re, Ltd., Class A†	594	4,300
Muenchener Rueckversicherungs-Gesellschaft AG	99	31,050
RenaissanceRe Holdings, Ltd.	33	5,187
SCOR SE	896	30,430
Swiss Re AG	585	63,487

		252,150

Internet Application Software — 0.0%
Perion Network, Ltd.†	509	10,435

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	85	5,407

Internet Content-Entertainment — 1.0%
Meta Platforms, Inc., Class A†	1,995	624,954
Netflix, Inc.†	309	131,986

		756,940

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	600	12,415
Tencent Holdings, Ltd.	1,048	63,967
Yelp, Inc.†	424	14,645

		91,027

Internet Security — 0.2%
NortonLifeLock, Inc.	392	10,196
Palo Alto Networks, Inc.†	343	177,468

		187,664

Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.	43	6,287
Ameriprise Financial, Inc.	85	25,866
Artisan Partners Asset Management, Inc., Class A	212	9,160
BrightSphere Investment Group, Inc.	375	8,092
CI Financial Corp.	700	12,991
Federated Hermes, Inc.	339	11,224
Julius Baer Group, Ltd.	2,415	157,755
Quilter PLC*	6,744	12,491
Raymond James Financial, Inc.	155	16,410
T. Rowe Price Group, Inc.	171	26,408

		286,684

Lighting Products & Systems — 0.1%
Signify NV*	719	38,156

Lottery Services — 0.0%
La Francaise des Jeux SAEM*	434	17,936

Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	2,500	24,233

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	235	47,366
Manitowoc Co, Inc.†	679	12,392
Metso Outotec Oyj	7,910	84,525
Oshkosh Corp.	43	4,894
Sandvik AB	447	11,757
Terex Corp.	254	10,597

		171,531

Machinery-Electrical — 0.2%
Argan, Inc.	170	6,315
Hitachi, Ltd.	1,618	84,338
Schindler Holding AG (Participation Certificate)	87	21,788

		112,441

120

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Farming — 0.2%
CNH Industrial NV	3,757	$56,843
CNH Industrial NV	1,618	24,512
Deere & Co.	233	87,701

		169,056

Machinery-General Industrial — 0.3%
ANDRITZ AG	496	26,405
Atlas Copco AB, Class A	496	29,152
GEA Group AG	1,730	81,128
Otis Worldwide Corp.	521	44,509
Valmet Oyj	559	21,285
Westinghouse Air Brake Technologies Corp.	184	16,358

		218,837

Machinery-Material Handling — 0.2%
KION Group AG	1,542	140,689

Machinery-Pumps — 0.0%
IMI PLC	993	22,248

Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	800	8,384

Medical Instruments — 0.4%
Alcon, Inc.	1,115	85,610
Apyx Medical Corp.†	339	3,899
Demant A/S†	449	19,861
Intuitive Surgical, Inc.†	319	90,653
Medtronic PLC	684	70,787
Natus Medical, Inc.†	254	5,852

		276,662

Medical Labs & Testing Services — 0.1%
Fulgent Genetics, Inc.†	85	5,429
Laboratory Corp. of America Holdings†	94	25,508
Medpace Holdings, Inc.†	34	6,034
Quest Diagnostics, Inc.	130	17,552

		54,523

Medical Laser Systems — 0.0%
Cutera, Inc.†	187	6,809

Medical Products — 0.2%
Apria, Inc.†	254	9,502
Electromed, Inc.†	339	4,390
Globus Medical, Inc., Class A†	170	11,344
Hanger, Inc.†	339	6,146
Henry Schein, Inc.†	105	7,907
InfuSystem Holdings, Inc.†	254	3,835
Inmode, Ltd.†	300	14,469
iRadimed Corp.†	29	1,155
Masimo Corp.†	17	3,738
Sartorius Stedim Biotech	80	35,025
Shockwave Medical, Inc.†	72	10,438
Sonova Holding AG	75	26,645
Straumann Holding AG	17	28,104
T2 Biosystems, Inc.†	2,550	1,071
Zynex, Inc.	373	2,953

		166,722

Medical-Biomedical/Gene — 0.7%
Abeona Therapeutics, Inc.†	5,000	1,276
Achieve Life Sciences, Inc.†	467	3,386

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Achillion Pharmaceuticals, Inc. CVR†(1)	1,296	$0
Amgen, Inc.	320	72,685
AnaptysBio, Inc.†	424	13,555
Aptevo Therapeutics, Inc.†	250	1,460
Aravive, Inc.†	600	1,296
Assembly Biosciences, Inc.†	1,000	1,860
Atara Biotherapeutics, Inc.†	424	6,513
Atea Pharmaceuticals, Inc.†	339	2,420
Atossa Therapeutics, Inc.†	1,273	1,744
Bio-Rad Laboratories, Inc., Class A†	25	14,993
Biogen, Inc.†	98	22,148
BioMarin Pharmaceutical, Inc.†	562	49,810
Bluebird Bio, Inc.†	50	395
Blueprint Medicines Corp.†	85	6,554
Calithera Biosciences, Inc.†	3,200	2,080
CASI Pharmaceuticals, Inc.†	5,800	3,903
Celldex Therapeutic,s Inc.†	85	2,636
Cellectar Biosciences, Inc.†	2,400	1,440
Clearside Biomedical, Inc.†	1,613	3,145
CSL, Ltd.	36	6,686
CytomX Therapeutics, Inc.†	679	3,123
Denali Therapeutics, Inc.†	170	5,817
Genmab A/S†	89	30,236
Gilead Sciences, Inc.	1,790	122,937
GlycoMimetics, Inc.†	2,207	2,626
GT Biopharma, Inc.†	500	1,565
Homology Medicines, Inc.†	679	2,526
Infinity Pharmaceuticals, Inc.†	1,783	2,211
Iterum Therapeutics PLC†	6,300	2,158
MacroGenics, Inc.†	100	1,235
Mustang Bio, Inc.†	1,500	1,770
NextCure, Inc.†	500	2,785
Novavax, Inc.†	43	4,029
PDL BioPharma, Inc.(1)†	3,800	9,386
Pieris Pharmaceuticals, Inc.†	800	2,912
Precigen, Inc.†	849	2,190
Precision BioSciences, Inc.†	424	2,023
Prothena Corp. PLC†	212	7,225
Qualigen Therapeutics, Inc.†	2,000	1,739
RAPT Therapeutics, Inc.†	170	3,675
Regeneron Pharmaceuticals, Inc.†	79	48,079
REGENXBIO, Inc.†	127	3,353
Rigel Pharmaceuticals, Inc.†	1,273	3,259
Savara, Inc.†	3,396	4,177
Seelos Therapeutics, Inc.†	2,547	2,904
Selecta Biosciences, Inc.†	1,528	3,820
Sio Gene Therapies, Inc.†	2,122	2,483
Solid Biosciences, Inc.†	1,200	1,464
Synlogic, Inc.†	1,443	3,016
Tempest Therapeutics, Inc.†	240	958
UNITY Biotechnology, Inc.†	1,800	2,178
Verastem, Inc.†	2,207	3,377
Vir Biotechnology, Inc.†	170	5,836
Viracta Therapeutics, Inc.†	740	1,983
VistaGen Therapeutics, Inc.†	2,462	4,013
VYNE Therapeutics, Inc.†	2,600	1,615
Wave Life Sciences, Ltd.†	934	2,045
Xencor, Inc.†	50	1,719

		528,432

Medical-Drugs — 4.2%
AbbVie, Inc.	1,859	254,479
Aclaris Therapeutics, Inc.†	509	5,558
Aduro Biotech Holding, Inc. CVR†(1)	460	0

121

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Aeglea BioTherapeutics, Inc.†	45	$194
Alector, Inc.†	339	5,377
Alkermes PLC†	254	6,477
Amphastar Pharmaceuticals, Inc.†	255	5,888
Astellas Pharma, Inc.	1,700	27,351
AstraZeneca PLC	335	38,873
Bayer AG	1,099	66,627
Beyondspring, Inc.†	330	1,066
Bristol-Myers Squibb Co.	1,170	75,921
Chimerix, Inc.†	849	4,848
Chugai Pharmaceutical Co., Ltd.	700	22,730
Cyclerion Therapeutics, Inc.†	2,207	2,913
Eagle Pharmaceuticals, Inc.†	127	5,834
Eli Lilly & Co.	716	175,699
GlaxoSmithKline PLC	1,490	32,974
Gritstone Bio, Inc.†	594	3,243
Hikma Pharmaceuticals PLC	3,587	100,806
Ipsen SA	215	20,926
Johnson & Johnson	4,236	729,820
Jounce Therapeutics, Inc.†	594	4,443
Merck & Co., Inc.	5,772	470,303
Nippon Shinyaku Co., Ltd.	300	19,648
Novan, Inc.†	600	2,202
Novartis AG	1,089	94,681
Novo Nordisk A/S, Class B	1,715	171,686
Ono Pharmaceutical Co., Ltd.	1,500	36,231
Pfizer, Inc.	4,924	259,446
Roche Holding AG	759	293,480
Sanofi	1,782	185,241
Spectrum Pharmaceuticals, Inc.†	2,000	1,403
Sumitomo Dainippon Pharma Co., Ltd.	1,100	12,020
Vanda Pharmaceuticals, Inc.†	424	6,428
Vaxcyte, Inc.†	50	952
Zoetis, Inc.	786	157,035

		3,302,803

Medical-Generic Drugs — 0.0%
Tracon Pharmaceuticals, Inc.†	800	2,072

Medical-HMO — 1.1%
Anthem, Inc.	242	106,720
Centene Corp.†	414	32,193
Tivity Health, Inc.†	424	10,786
Triple-S Management Corp., Class B†	220	7,918
UnitedHealth Group, Inc.	1,418	670,104

		827,721

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	328	78,736
Tenet Healthcare Corp.†	170	12,600
Universal Health Services, Inc., Class B	75	9,755

		101,091

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	254	19,159

Medical-Outpatient/Home Medical — 0.0%
Joint Corp.†	254	13,726
ModivCare, Inc.†	85	9,854

		23,580

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	667	90,846
Cardinal Health, Inc.	1,200	61,884

Security Description	Shares	Value (Note 2)
Medical-Wholesale Drug Distribution (continued)
McKesson Corp.	156	$40,048
Owens & Minor, Inc.	314	13,216

		205,994

Metal Products-Distribution — 0.0%
Ryerson Holding Corp.	509	10,435

Metal-Aluminum — 0.1%
Alcoa Corp.	170	9,641
Norsk Hydro ASA	4,945	37,972

		47,613

Metal-Diversified — 0.6%
Glencore PLC	54,193	283,263
Rio Tinto PLC	993	69,956
Rio Tinto, Ltd.	937	74,402
South32, Ltd.	10,000	27,461

		455,082

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	1,863	26,378

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	989	26,442

Multimedia — 0.3%
Walt Disney Co.†	1,685	240,904

Networking Products — 0.7%
A10 Networks, Inc.	1,103	16,324
Arista Networks, Inc.†	854	106,161
Cisco Systems, Inc.	6,511	362,467
Extreme Networks, Inc.†	679	8,617
NETGEAR, Inc.†	170	4,704
Nokia Oyj†	9,364	55,531
Telefonaktiebolaget LM Ericsson, Class B	2,199	27,292

		581,096

Non-Hazardous Waste Disposal — 0.3%
Waste Management, Inc.	1,556	234,085

Office Automation & Equipment — 0.1%
Canon, Inc.	1,400	33,062
FUJIFILM Holdings Corp.	400	26,778
Pitney Bowes, Inc.	849	5,230
Seiko Epson Corp.	1,300	20,223

		85,293

Oil & Gas Drilling — 0.0%
Drilling Co. of 1972 A/S†	59	2,303

Oil Companies-Exploration & Production — 0.8%
APA Corp.	258	8,568
Berry Corp.	1,443	12,540
Diamondback Energy, Inc.	119	15,013
EOG Resources, Inc.	566	63,098
Inpex Corp.	17,210	172,796
Laredo Petroleum, Inc.†	170	11,417
Lundin Energy AB	745	30,151
Marathon Oil Corp.	552	10,747
Oasis Petroleum, Inc.	85	11,512
Ovintiv, Inc.	736	28,557
Pioneer Natural Resources Co.	887	194,155
Ranger Oil Corp.†	424	13,148
SandRidge Energy, Inc.†	1,103	12,685
SM Energy Co.	600	19,686

		604,073

122

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Integrated — 1.5%
BP PLC	5,344	$27,566
Chevron Corp.	1,875	246,244
Eni SpA	1,927	28,894
Exxon Mobil Corp.	4,999	379,724
Murphy Oil Corp.	424	13,398
OMV AG	434	26,397
Repsol SA	1,425	18,055
Shell PLC	7,686	195,016
Shell PLC	1,179	29,895
TotalEnergies SE	4,057	229,797

		1,194,986

Oil Refining & Marketing — 0.1%
ENEOS Holdings, Inc.	6,200	24,528
Rubis SCA	414	13,358
Valero Energy Corp.	308	25,555

		63,441

Oil-Field Services — 0.0%
MRC Global, Inc.†	1,188	8,803
NOW, Inc.†	1,443	12,828

		21,631

Optical Supplies — 0.0%
STAAR Surgical Co.†	85	6,181

Paper & Related Products — 0.1%
International Paper Co.	1,480	71,410
Resolute Forest Products, Inc.	934	12,721
Verso Corp., Class A	445	11,962

		96,093

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	335	21,363

Pharmacy Services — 0.3%
Cigna Corp.	263	60,611
CVS Health Corp.	1,667	177,552

		238,163

Pipelines — 0.2%
Kinder Morgan, Inc.	5,057	87,789
ONEOK, Inc.	316	19,175
Williams Cos., Inc.	1,174	35,150

		142,114

Poultry — 0.0%
Sanderson Farms, Inc.	68	12,512

Power Converter/Supply Equipment — 0.2%
ABB, Ltd.	809	27,961
Schneider Electric SE	503	85,507

		113,468

Private Corrections — 0.0%
CoreCivic, Inc.†	764	7,724

Private Equity — 0.0%
3i Group PLC	1,397	26,028

Protection/Safety — 0.0%
Alarm.com Holdings, Inc.†	43	3,206
Vivint Smart Home, Inc.†	1,103	7,942

		11,148

Security Description	Shares	Value (Note 2)
Publishing-Newspapers — 0.0%
Gannett Co, Inc.†	1,103	$5,361

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	279	28,425

Racetracks — 0.0%
Penn National Gaming, Inc.†	85	3,877

Real Estate Investment Trusts — 0.5%
American Tower Corp.	719	180,828
Braemar Hotels & Resorts, Inc.†	1,273	6,811
Chatham Lodging Trust†	483	6,409
CorePoint Lodging, Inc.†	594	9,332
DiamondRock Hospitality Co.†	1,273	11,903
Equinix, Inc.	117	84,813
GEO Group, Inc.	1,103	7,423
Hersha Hospitality Trust†	1,443	13,016
Outfront Media, Inc.	212	5,266
Park Hotels & Resorts, Inc.†	354	6,443
Pebblebrook Hotel Trust	339	7,339
Piedmont Office Realty Trust, Inc., Class A	339	6,021
Preferred Apartment Communities, Inc.	679	11,326
RLJ Lodging Trust	679	9,404
RPT Realty	96	1,212
Stockland	9,404	27,214
Summit Hotel Properties, Inc.†	764	7,197
Sunstone Hotel Investors, Inc.†	1,103	12,475
Xenia Hotels & Resorts, Inc.†	600	10,404

		424,836

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	119	12,059
Cushman & Wakefield PLC†	339	7,115
Daito Trust Construction Co., Ltd.	1,331	152,413
Douglas Elliman, Inc.†	467	3,624
eXp World Holdings, Inc.	170	4,614
Jones Lang LaSalle, Inc.†	49	12,289
Marcus & Millichap, Inc.†	212	9,924
Newmark Group, Inc., Class A	700	10,717
RE/MAX Holdings, Inc., Class A	100	2,976

		215,731

Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	5,000	33,300
LEG Immobilien SE	124	16,379
Mitsui Fudosan Co., Ltd.	900	19,242
PSP Swiss Property AG	179	21,687
Sun Hung Kai Properties, Ltd.	2,500	30,446

		121,054

Recreational Vehicles — 0.0%
Brunswick Corp.	76	6,900

Rental Auto/Equipment — 0.1%
AMERCO	18	10,961
Ashtead Group PLC	535	38,218
Herc Holdings, Inc.	127	20,377
Textainer Group Holdings, Ltd.	305	11,218
Triton International, Ltd.	85	5,136
United Rentals, Inc.†	54	17,286

		103,196

Retail-Apparel/Shoe — 0.3%
Genesco, Inc.†	85	5,468
Hennes & Mauritz AB, Class B	1,241	24,593

123

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe (continued)
Industria de Diseno Textil SA	4,637	$140,105
JD Sports Fashion PLC	5,395	13,803
Next PLC	230	23,405

		207,374

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	467	108,115
AutoZone, Inc.†	17	33,768
Genuine Parts Co.	140	18,652
O’Reilly Automotive, Inc.†	69	44,971

		205,506

Retail-Automobile — 0.1%
AutoNation, Inc.†	85	9,265
CarMax, Inc.†	122	13,563
Penske Automotive Group, Inc.	60	6,098
Rush Enterprises, Inc., Class A	286	15,106

		44,032

Retail-Building Products — 1.0%
BlueLinx Holdings, Inc.†	254	18,197
Home Depot, Inc.	1,481	543,497
Kingfisher PLC	4,967	22,321
Lowe’s Cos., Inc.	710	168,518

		752,533

Retail-Consumer Electronics — 0.0%
Yamada Holdings Co., Ltd.	5,400	18,259

Retail-Convenience Store — 0.1%
Lawson, Inc.	1,200	52,807

Retail-Discount — 0.7%
B&M European Value Retail SA	4,455	34,085
BJ’s Wholesale Club Holdings, Inc.†	103	6,332
Canadian Tire Corp., Ltd., Class A	200	28,876
Dollar General Corp.	180	37,526
Target Corp.	744	164,000
Walmart, Inc.	2,084	291,364

		562,183

Retail-Drug Store — 0.1%
Sundrug Co., Ltd.	400	10,078
Walgreens Boots Alliance, Inc.	1,846	91,857

		101,935

Retail-Gardening Products — 0.1%
Tractor Supply Co.	403	87,979

Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	57	9,151

Retail-Jewelry — 0.4%
Cie Financiere Richemont SA	1,179	170,978
Movado Group, Inc.	254	9,416
Pandora A/S	273	29,596
Signet Jewelers, Ltd.	170	14,642
Swatch Group AG (TRQX)	372	20,844
Swatch Group AG (XEGT)	89	25,926

		271,402

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	305	14,353

Security Description	Shares	Value (Note 2)
Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	3,343	$240,596

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	253	92,026

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	339	8,678

Retail-Restaurants — 0.1%
Bloomin’ Brands, Inc.†	509	10,348
Brinker International, Inc.†	170	5,646
Cheesecake Factory, Inc.†	270	9,634
Cracker Barrel Old Country Store, Inc.	22	2,621
Dave & Buster’s Entertainment, Inc.†	254	9,091
Dine Brands Global, Inc.	85	5,767
Fiesta Restaurant Group, Inc.†	300	2,841
Jack in the Box, Inc.	77	7,011
McDonald’s Corp.	87	22,572
Red Robin Gourmet Burgers, Inc.†	100	1,475
Ruth’s Hospitality Group, Inc.	212	4,246

		81,252

Retail-Sporting Goods — 0.1%
Academy Sports & Outdoors, Inc.†	424	16,494
Big 5 Sporting Goods Corp.	594	11,696
Dick’s Sporting Goods, Inc.	172	19,849
Hibbett Sports, Inc.	153	9,432

		57,471

Rubber-Tires — 0.1%
Bridgestone Corp.	900	39,510
Goodyear Tire & Rubber Co.†	679	14,076
Nokian Renkaat Oyj	629	21,197
Yokohama Rubber Co., Ltd.	1,200	17,497

		92,280

Satellite Telecom — 0.1%
EchoStar Corp., Class A†	254	6,017
Eutelsat Communications SA	4,300	53,057

		59,074

Savings & Loans/Thrifts — 0.1%
Berkshire Hills Bancorp, Inc.	424	12,546
First Financial Northwest, Inc.	661	10,979
Flushing Financial Corp.	424	10,011
HomeTrust Bancshares, Inc.	170	5,292
Investors Bancorp, Inc.	339	5,533

		44,361

Schools — 0.0%
Laureate Education, Inc., Class A	806	10,196
Perdoceo Education Corp.†	300	3,306

		13,502

Semiconductor Components-Integrated Circuits — 0.2%
Cirrus Logic, Inc.†	43	3,846
NXP Semiconductors NV	330	67,795
United Microelectronics Corp.	4,503	44,265
United Microelectronics Corp.	6,000	12,063

		127,969

Semiconductor Equipment — 0.7%
ASM International NV	117	40,641
ASML Holding NV	310	209,932
ASML Holding NV(XAMS)	237	162,108

124

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Axcelis Technologies, Inc.†	233	$14,588
BE Semiconductor Industries NV	269	22,778
Kulicke & Soffa Industries, Inc.	204	11,157
Tokyo Electron, Ltd.	100	48,608

		509,812

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	30	5,616

Steel-Producers — 0.5%
ArcelorMittal	4,293	127,330
ArcelorMittal SA	3,824	114,078
BlueScope Steel, Ltd.	1,438	18,797
Evraz PLC	3,725	25,427
Nucor Corp.	292	29,609
POSCO ADR	300	16,962
Reliance Steel & Aluminum Co.	62	9,479
Steel Dynamics, Inc.	204	11,326
thyssenkrupp AG†	1,618	16,349
voestalpine AG	539	17,993

		387,350

Telecom Services — 0.0%
BCE, Inc.	400	20,894
Ooma, Inc.†	339	6,116

		27,010

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	705	13,543
Juniper Networks, Inc.	1,800	62,676

		76,219

Telephone-Integrated — 0.6%
AT&T, Inc.	2,940	74,970
KDDI Corp.	2,800	88,970
Koninklijke KPN NV	8,992	29,598
Nippon Telegraph & Telephone Corp.	3,200	91,194
Shenandoah Telecommunications Co.	170	3,871
SoftBank Group Corp.	600	26,540
Telephone & Data Systems, Inc.	424	8,395
Verizon Communications, Inc.	2,855	151,972

		475,510

Television — 0.0%
ITV PLC†	10,790	16,466

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	62	50,979

Therapeutics — 0.0%
Akebia Therapeutics, Inc.†	1,698	3,379

Tobacco — 0.5%
Altria Group, Inc.	2,406	122,417
Japan Tobacco, Inc.	1,200	24,049
KT&G Corp.†	700	45,599
Philip Morris International, Inc.	1,175	120,849
Swedish Match AB	3,785	29,159
Turning Point Brands, Inc.	170	5,989
Vector Group, Ltd.	934	10,377

		358,439

Tools-Hand Held — 0.0%
Snap-on, Inc.	52	10,829

Security Description	Shares	Value (Note 2)
Toys — 0.1%
Nintendo Co., Ltd.	200	$98,099

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	1,018	8,846

Transactional Software — 0.0%
SimCorp A/S	161	14,990

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	85	3,431

Transport-Marine — 0.2%
AP Moller - Maersk A/S, Series B	48	172,248

Transport-Rail — 0.2%
Aurizon Holdings, Ltd.	20,359	51,082
Canadian Pacific Railway, Ltd.	1,012	72,257
Union Pacific Corp.	173	42,307

		165,646

Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	92	9,628
Deutsche Post AG	809	48,210
Expeditors International of Washington, Inc.	120	13,738
Kamigumi Co., Ltd.	700	13,519
Kuehne & Nagel International AG	99	28,056
Royal Mail PLC	3,726	22,234
United Parcel Service, Inc., Class B	2,599	525,544
Yamato Holdings Co., Ltd.	1,000	21,337

		682,266

Transport-Truck — 0.1%
ArcBest Corp.	127	11,232
Covenant Logistics Group, Inc.†	339	7,363
Knight-Swift Transportation Holdings, Inc.	125	7,073
Werner Enterprises, Inc.	382	17,033

		42,701

Vitamins & Nutrition Products — 0.0%
China Feihe, Ltd.*	7,000	9,727
Nature’s Sunshine Products, Inc.	339	5,980
USANA Health Sciences, Inc.†	85	8,125

		23,832

Water — 0.0%
Consolidated Water Co., Ltd.	509	5,172
Essential Utilities, Inc.	161	7,847

		13,019

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	105	284,137
Alphabet, Inc., Class C†	106	287,681

		571,818

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	190	44,069

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	297	7,753

Total Common Stocks (cost $39,420,429)		48,576,018

125

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 14.4%
Aerospace/Defense — 0.4%
Northrop Grumman Corp. Senior Notes 2.93% due 01/15/2025	$335,000	$344,886

Banks-Super Regional — 0.8%
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	200,000	200,075
US Bancorp Senior Notes 1.38% due 07/22/2030	245,000	223,006
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	220,000	225,970

		649,051

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	340,000	345,551

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	220,000	229,481

Commercial Services-Finance — 0.3%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	250,000	248,036

Computers — 0.4%
Apple, Inc. Senior Notes 3.75% due 11/13/2047	305,000	334,003

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	330,000	348,064
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	255,000	264,226
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	270,000	322,692
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	165,000	211,475

		1,146,457

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	255,000	334,848

Drug Delivery Systems — 0.3%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	230,000	243,991

Electronic Components-Semiconductors — 0.7%
Intel Corp. Senior Notes 3.90% due 03/25/2030	205,000	224,973

Security Description	Principal Amount	Value (Note 2)
Electronic Components-Semiconductors (continued)
NVIDIA Corp. Senior Notes 3.20% due 09/16/2026	$325,000	$342,487

		567,460

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	340,000	342,713

Finance-Credit Card — 1.0%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	335,000	345,586
Mastercard, Inc. Senior Notes 3.30% due 03/26/2027	215,000	227,523
Visa, Inc. Senior Notes 4.30% due 12/14/2045	180,000	211,950

		785,059

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	185,000	217,735

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	220,000	229,691

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	230,000	232,688

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	335,000	345,476

Medical-HMO — 0.9%
Humana, Inc. Senior Notes 3.95% due 08/15/2049	200,000	213,708
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	200,000	212,734
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	250,000	251,740

		678,182

Multimedia — 0.6%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	440,000	454,853

Oil Companies-Integrated — 0.6%
Chevron USA, Inc. Company Guar. Notes 3.90% due 11/15/2024	220,000	232,706
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	210,000	215,594

		448,300

126

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.6%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	$240,000	$231,659
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	190,000	219,548

		451,207

Pipelines — 1.0%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	325,000	340,426
MPLX LP Senior Notes 2.65% due 08/15/2030	235,000	226,854
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	225,000	229,002

		796,282

Retail-Building Products — 0.6%
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026	220,000	229,843
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	180,000	208,947

		438,790

Retail-Major Department Stores — 0.3%
TJX Cos., Inc. Senior Notes 2.25% due 09/15/2026	225,000	228,499

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	220,000	229,994

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	185,000	223,489
Verizon Communications, Inc. Senior Notes 2.88% due 11/20/2050	240,000	214,141

		437,630

Transport-Rail — 0.5%
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	200,000	211,829
CSX Corp. Senior Notes 3.80% due 03/01/2028	210,000	225,012

		436,841

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	185,000	213,803

Total U.S. Corporate Bonds & Notes (cost $11,618,272)		11,411,507

Security Description	Shares/ Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES — 14.1%
United States Treasury Bonds — 3.5%
1.13% due 05/15/2040	$525,000	$443,666
1.25% due 05/15/2050	590,000	480,965
2.75% due 11/15/2047	395,000	442,138
3.00% due 08/15/2048	655,000	770,879
3.38% due 05/15/2044	555,000	672,959

		2,810,607

United States Treasury Notes — 10.6%
1.13% due 02/15/2031	840,000	795,342
1.63% due 08/15/2029	918,000	911,043
1.75% due 05/15/2023	265,000	267,795
2.00% due 02/15/2025	1,247,000	1,269,358
2.00% due 11/15/2026	1,470,000	1,497,160
2.13% due 06/30/2022	225,000	226,582
2.13% due 02/29/2024	565,000	575,925
2.25% due 01/31/2024	325,000	332,008
2.25% due 11/15/2024	647,000	663,099
2.25% due 02/15/2027	890,000	917,187
2.63% due 02/15/2029	860,000	910,122

		8,365,621

Total U.S. Government Treasuries (cost $11,564,515)		11,176,228

EXCHANGE-TRADED FUNDS — 6.0%
FlexShares Quality Dividend Index Fund ETF	13,803	812,997
Invesco S&P 500® Top 50 ETF	3,655	1,280,712
iShares Core High Dividend ETF	19,886	2,054,820
iShares Russell 1000 Value ETF	640	104,928
iShares S&P 500 Growth ETF	6,140	470,570

Total Exchange-Traded Funds (cost $4,319,689)		4,724,027

WARRANTS — 0.0%
Retail-Jewelry — 0.0%
Cie Financiere Richemont SA Expires 11/29/2023† (cost $0)	1,057	1,083

Total Long-Term Investment Securities (cost $66,922,905)		75,888,863

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(2) (cost $2,972,089)	2,972,089	2,972,089

TOTAL INVESTMENTS (cost $69,894,994)(3)	99.6%	78,860,952
Other assets less liabilities	0.4	286,187

NET ASSETS	100.0%	$79,147,139

†	Non-income producing security
#	See Note 1.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $307,071 representing 0.4% of net assets.

127

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio#

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of January 31, 2022.
(3)	See Note 3 for cost of investments on a tax basis.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets

Common Stocks
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	22	$802	$820	$37.27	0.00%

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

NASDAQ — National Association of Securities Dealers Automated Quotations

TRQX — Turquoise Stock Exchange

TSX — Toronto Stock Exchange

XAMS — Euronext Stock Exchange, Amsterdam

XEGT — Equiduct Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$482,124	$36,922	**	$9,386	$528,432
Medical-Drugs	2,179,529	1,123,274	**	0	3,302,803
Other Industries	31,924,839	12,819,944	**	—	44,744,783
U.S. Corporate Bonds & Notes	—	11,411,507		—	11,411,507
U.S. Government Treasuries	—	11,176,228		—	11,176,228
Exchange-Traded Funds	4,724,027	—		—	4,724,027
Warrants	1,083	—		—	1,083
Short-Term Investment Securities	2,972,089	—		—	2,972,089

Total Investments at Value	$42,283,691	$36,567,875		$9,386	$78,860,952

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Financial Statements

128

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Medical-Drugs	7.3%
Medical-Biomedical/Gene	4.7
Retail-Discount	3.6
Electronic Components-Semiconductors	3.3
Computer Services	3.1
Semiconductor Equipment	2.9
Beverages-Non-alcoholic	2.7
Commercial Services-Finance	2.6
Diversified Manufacturing Operations	2.6
Electric-Integrated	2.5
Real Estate Investment Trusts	2.4
Tobacco	2.3
Cosmetics & Toiletries	2.2
Aerospace/Defense	2.2
Computers	2.1
Telephone-Integrated	2.1
Distribution/Wholesale	1.8
Applications Software	1.8
Transport-Services	1.6
Retail-Auto Parts	1.5
Retail-Building Products	1.5
Networking Products	1.3
Finance-Credit Card	1.3
Food-Misc./Diversified	1.2
Diagnostic Equipment	1.1
Chemicals-Diversified	1.1
Medical-HMO	1.0
Retail-Restaurants	1.0
Transport-Rail	1.0
Cable/Satellite TV	1.0
Data Processing/Management	1.0
Internet Content-Entertainment	1.0
Semiconductor Components-Integrated Circuits	1.0
Enterprise Software/Service	1.0
Building-Residential/Commercial	0.9
Entertainment Software	0.9
Web Portals/ISP	0.9
Auto-Heavy Duty Trucks	0.9
Pharmacy Services	0.9
U.S. Government Agencies	0.9
Electric Products-Misc.	0.8
Electronic Forms	0.8
Industrial Gases	0.8
Transport-Truck	0.8
Steel-Producers	0.8
Food-Confectionery	0.7
Insurance-Property/Casualty	0.7
Athletic Footwear	0.6
Food-Meat Products	0.6
Wireless Equipment	0.6
Commercial Services	0.6
Instruments-Controls	0.6
Industrial Automated/Robotic	0.6
Retail-Drug Store	0.5
Diagnostic Kits	0.5
Investment Management/Advisor Services	0.5
Respiratory Products	0.5
Gold Mining	0.5
Advertising Agencies	0.5
Food-Retail	0.4
Retail-Gardening Products	0.4

Electric-Distribution	0.4%
Retail-Consumer Electronics	0.4
Computer Data Security	0.4
Medical Information Systems	0.4
Soap & Cleaning Preparation	0.4
Medical Products	0.4
Electronic Components-Misc.	0.4
E-Commerce/Products	0.4
Agricultural Operations	0.3
Containers-Paper/Plastic	0.3
Computers-Memory Devices	0.3
Consumer Products-Misc.	0.3
Medical Labs & Testing Services	0.3
Computer Aided Design	0.3
Human Resources	0.3
Multimedia	0.3
Retail-Home Furnishings	0.2
Communications Software	0.2
Finance-Investment Banker/Broker	0.2
Internet Infrastructure Software	0.2
Auto/Truck Parts & Equipment-Original	0.2
Machinery-Pumps	0.2
Consulting Services	0.2
Computer Software	0.2
Office Supplies & Forms	0.2
Power Converter/Supply Equipment	0.2
Paper & Related Products	0.2
Machinery-Farming	0.2
Finance-Consumer Loans	0.2
Tools-Hand Held	0.2
Oil Companies-Exploration & Production	0.2
Building & Construction Products-Misc.	0.2
Medical-Wholesale Drug Distribution	0.1
Finance-Other Services	0.1
Electronic Security Devices	0.1
Building Products-Air & Heating	0.1
Shipbuilding	0.1
Building-Maintenance & Services	0.1
Medical-Outpatient/Home Medical	0.1
Electronic Measurement Instruments	0.1
Savings & Loans/Thrifts	0.1
Retail-Convenience Store	0.1
Gas-Distribution	0.1
Recreational Vehicles	0.1
Appliances	0.1
Food-Baking	0.1
Retail-Apparel/Shoe	0.1
Broadcast Services/Program	0.1
Machine Tools & Related Products	0.1
Apparel Manufacturers	0.1
Retail-Catalog Shopping	0.1
Retail-Sporting Goods	0.1

99.8%

*	Calculated as a percentage of net assets

129

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.9%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	9,289	$330,131
Omnicom Group, Inc.	5,703	429,778

		759,909

Aerospace/Defense — 2.2%
General Dynamics Corp.	2,658	563,762
Lockheed Martin Corp.	4,705	1,830,857
Northrop Grumman Corp.	2,957	1,093,794

		3,488,413

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	5,569	417,675
Bunge, Ltd.	1,391	137,514

		555,189

Apparel Manufacturers — 0.1%
Carter’s, Inc.	1,122	104,481

Appliances — 0.1%
Whirlpool Corp.	666	139,987

Applications Software — 1.8%
Intuit, Inc.	2,493	1,384,188
Microsoft Corp.	4,855	1,509,808

		2,893,996

Athletic Footwear — 0.6%
NIKE, Inc., Class B	7,119	1,054,110

Auto-Heavy Duty Trucks — 0.9%
Cummins, Inc.	3,899	861,211
PACCAR, Inc.	6,584	612,246

		1,473,457

Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	2,431	92,354
Gentex Corp.	6,812	213,897

		306,251

Beverages-Non-alcoholic — 2.7%
Coca-Cola Co.	30,329	1,850,372
Monster Beverage Corp.†	8,858	768,166
PepsiCo, Inc.	9,857	1,710,387

		4,328,925

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	147	61,862

Broadcast Services/Program — 0.1%
Fox Corp., Class A	3,318	134,744

Building & Construction Products-Misc. — 0.2%
Louisiana-Pacific Corp.	1,193	79,263
Trex Co., Inc.†	1,959	179,190

		258,453

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	720	204,206

Building Products-Cement — 0.0%
Eagle Materials, Inc.	416	60,674

Building-Maintenance & Services — 0.1%
Rollins, Inc.	5,999	185,069

Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	6,048	539,602
Lennar Corp., Class A	2,834	272,376

Security Description	Shares	Value (Note 2)
Building-Residential/Commercial (continued)
NVR, Inc.†	80	$426,178
PulteGroup, Inc.	5,659	298,173

		1,536,329

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	31,952	1,597,280

Chemicals-Diversified — 1.1%
Celanese Corp.	2,487	387,251
Dow, Inc.	8,525	509,198
Huntsman Corp.	3,470	124,330
LyondellBasell Industries NV, Class A	7,942	768,230

		1,789,009

Chemicals-Specialty — 0.0%
NewMarket Corp.	185	62,543

Commercial Services — 0.6%
Cintas Corp.	2,052	803,419
Quanta Services, Inc.	1,408	144,630

		948,049

Commercial Services-Finance — 2.6%
Automatic Data Processing, Inc.	6,868	1,415,976
H&R Block, Inc.	5,331	121,867
Moody’s Corp.	3,487	1,196,041
S&P Global, Inc.	3,534	1,467,387

		4,201,271

Communications Software — 0.2%
Zoom Video Communications, Inc., Class A†	2,281	351,913

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	1,485	222,988
Cadence Design Systems, Inc.†	1,602	243,728

		466,716

Computer Data Security — 0.4%
Fortinet, Inc.†	2,270	674,735

Computer Services — 3.1%
Accenture PLC, Class A	4,557	1,611,264
Amdocs, Ltd.	3,419	259,468
Cognizant Technology Solutions Corp., Class A	12,321	1,052,460
EPAM Systems, Inc.†	588	279,970
International Business Machines Corp.	13,072	1,746,027

		4,949,189

Computer Software — 0.2%
Akamai Technologies, Inc.†	2,540	290,957

Computers — 2.1%
Apple, Inc.	9,670	1,690,123
Dell Technologies, Inc., Class C†	1,529	86,862
Hewlett Packard Enterprise Co.	14,097	230,204
HP, Inc.	38,786	1,424,610

		3,431,799

Computers-Memory Devices — 0.3%
NetApp, Inc.	6,067	524,856

Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	2,768	212,388
FTI Consulting, Inc.†	549	80,050

		292,438

130

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	3,728	$513,159

Containers-Paper/Plastic — 0.3%
Amcor PLC	16,208	194,658
Packaging Corp. of America	2,291	345,093

		539,751

Cosmetics & Toiletries — 2.2%
Colgate-Palmolive Co.	4,573	377,044
Estee Lauder Cos., Inc., Class A	4,781	1,490,668
Procter & Gamble Co.	10,939	1,755,162

		3,622,874

Data Processing/Management — 1.0%
Fair Isaac Corp.†	425	210,371
Jack Henry & Associates, Inc.	1,936	324,880
Paychex, Inc.	8,815	1,038,054

		1,573,305

Diagnostic Equipment — 1.1%
Thermo Fisher Scientific, Inc.	2,512	1,460,225
Waters Corp.†	1,055	337,727

		1,797,952

Diagnostic Kits — 0.5%
Hologic, Inc.†	1,425	100,092
IDEXX Laboratories, Inc.†	1,413	716,815
Quidel Corp.†	560	57,882

		874,789

Distribution/Wholesale — 1.8%
Copart, Inc.†	5,216	674,168
Fastenal Co.	16,452	932,500
Pool Corp.	1,084	516,255
Watsco, Inc.	863	243,849
WW Grainger, Inc.	1,199	593,637

		2,960,409

Diversified Manufacturing Operations — 2.6%
3M Co.	9,291	1,542,492
A.O. Smith Corp.	2,348	179,434
Eaton Corp. PLC	5,253	832,233
Illinois Tool Works, Inc.	6,906	1,615,451

		4,169,610

E-Commerce/Products — 0.4%
eBay, Inc.	9,896	594,453

Electric Products-Misc. — 0.8%
Emerson Electric Co.	14,755	1,356,722

Electric-Distribution — 0.4%
Consolidated Edison, Inc.	7,988	690,563

Electric-Integrated — 2.5%
Alliant Energy Corp.	5,499	329,170
Ameren Corp.	5,065	449,468
American Electric Power Co., Inc.	8,390	758,456
Evergy, Inc.	4,736	307,651
Hawaiian Electric Industries, Inc.	2,548	108,290
OGE Energy Corp.	2,045	77,546
Southern Co.	21,485	1,492,993
WEC Energy Group, Inc.	4,859	471,517

		3,995,091

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 0.4%
Garmin, Ltd.	3,839	$477,648
Hubbell, Inc.	729	136,535

		614,183

Electronic Components-Semiconductors — 3.3%
Intel Corp.	32,888	1,605,592
Monolithic Power Systems, Inc.	734	295,751
Skyworks Solutions, Inc.	4,622	677,215
Texas Instruments, Inc.	8,334	1,495,870
Xilinx, Inc.	6,327	1,224,591

		5,299,019

Electronic Forms — 0.8%
Adobe, Inc.†	2,397	1,280,717

Electronic Measurement Instruments — 0.1%
Keysight Technologies, Inc.†	1,059	178,780

Electronic Security Devices — 0.1%
Allegion PLC	1,664	204,223

Enterprise Software/Service — 1.0%
Manhattan Associates, Inc.†	352	47,122
Oracle Corp.	18,423	1,495,211

		1,542,333

Entertainment Software — 0.9%
Activision Blizzard, Inc.	11,898	940,061
Electronic Arts, Inc.	4,382	581,316

		1,521,377

Finance-Consumer Loans — 0.2%
Synchrony Financial	6,279	267,423

Finance-Credit Card — 1.3%
Mastercard, Inc., Class A	5,219	2,016,517
Western Union Co.	2,492	47,124

		2,063,641

Finance-Investment Banker/Broker — 0.2%
Evercore, Inc., Class A	684	85,377
Jefferies Financial Group, Inc.	3,607	132,161
Lazard, Ltd., Class A	2,652	115,733

		333,271

Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	602	71,355
SEI Investments Co.	2,646	155,082

		226,437

Food-Baking — 0.1%
Flowers Foods, Inc.	4,942	139,018

Food-Confectionery — 0.7%
Hershey Co.	4,157	819,220
J.M. Smucker Co.	2,556	359,322

		1,178,542

Food-Meat Products — 0.6%
Hormel Foods Corp.	7,178	340,740
Tyson Foods, Inc., Class A	7,180	652,590

		993,330

Food-Misc./Diversified — 1.2%
Campbell Soup Co.	3,223	142,199
Conagra Brands, Inc.	4,777	166,048
General Mills, Inc.	16,182	1,111,380

131

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Food-Misc./Diversified (continued)
Ingredion, Inc.	1,648	$156,066
Kellogg Co.	5,642	355,446

		1,931,139

Food-Retail — 0.4%
Kroger Co.	16,465	717,709

Gas-Distribution — 0.1%
National Fuel Gas Co.	966	58,665
UGI Corp.	2,224	100,859

		159,524

Gold Mining — 0.5%
Newmont Corp.	12,452	761,689

Human Resources — 0.3%
ManpowerGroup, Inc.	575	60,300
Robert Half International, Inc.	3,292	372,852

		433,152

Independent Power Producers — 0.0%
NRG Energy, Inc.	1,639	65,445

Industrial Automated/Robotic — 0.6%
Rockwell Automation, Inc.	3,097	895,714

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	4,438	1,252,049

Instruments-Controls — 0.6%
Mettler-Toledo International, Inc.†	615	905,698

Insurance-Property/Casualty — 0.7%
Old Republic International Corp.	2,973	76,198
Progressive Corp.	9,813	1,066,281

		1,142,479

Internet Content-Entertainment — 1.0%
Meta Platforms, Inc., Class A†	5,012	1,570,059

Internet Infrastructure Software — 0.2%
F5, Inc.†	1,514	314,337

Investment Management/Advisor Services — 0.5%
Invesco, Ltd.	7,970	180,600
T. Rowe Price Group, Inc.	4,384	677,021

		857,621

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	353	67,610

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	951	121,576

Machinery-Farming — 0.2%
Toro Co.	2,854	275,639

Machinery-Pumps — 0.2%
Graco, Inc.	4,158	301,704

Medical Information Systems — 0.4%
Cerner Corp.	6,924	631,469

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	955	259,149
Quest Diagnostics, Inc.	1,846	249,247

		508,396

Medical Products — 0.4%
Cooper Cos., Inc.	271	107,940

Security Description	Shares	Value (Note 2)
Medical Products (continued)
West Pharmaceutical Services, Inc.	1,301	$511,579

		619,519

Medical-Biomedical/Gene — 4.7%
Amgen, Inc.	8,063	1,831,430
Bio-Rad Laboratories, Inc., Class A†	299	179,319
Biogen, Inc.†	3,837	867,162
Gilead Sciences, Inc.	22,919	1,574,077
Moderna, Inc.†	4,232	716,604
Regeneron Pharmaceuticals, Inc.†	2,064	1,256,130
United Therapeutics Corp.†	440	88,823
Vertex Pharmaceuticals, Inc.†	4,394	1,067,962

		7,581,507

Medical-Drugs — 7.3%
AbbVie, Inc.	13,614	1,863,621
Bristol-Myers Squibb Co.	28,454	1,846,380
Eli Lilly & Co.	6,488	1,592,090
Johnson & Johnson	10,198	1,757,013
Merck & Co., Inc.	20,966	1,708,310
Organon & Co.	3,242	103,452
Pfizer, Inc.	28,765	1,515,628
Zoetis, Inc.	7,142	1,426,900

		11,813,394

Medical-HMO — 1.0%
UnitedHealth Group, Inc.	3,594	1,698,417

Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	384	180,061

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	3,093	159,506
Premier, Inc., Class A	2,087	79,765

		239,271

Metal-Copper — 0.0%
Southern Copper Corp.	1,212	77,435

Multimedia — 0.3%
FactSet Research Systems, Inc.	980	413,452

Networking Products — 1.3%
Arista Networks, Inc.†	3,770	468,649
Cisco Systems, Inc.	28,960	1,612,203

		2,080,852

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	1,408	289,231

Oil Companies-Exploration & Production — 0.2%
Coterra Energy, Inc.	11,896	260,522

Paper & Related Products — 0.2%
International Paper Co.	5,883	283,855

Pharmacy Services — 0.9%
CVS Health Corp.	13,273	1,413,707

Power Converter/Supply Equipment — 0.2%
Generac Holdings, Inc.†	1,020	288,028

Real Estate Investment Trusts — 2.4%
CubeSmart	2,074	105,235
Extra Space Storage, Inc.	1,784	353,571
Life Storage, Inc.	807	108,905
National Retail Properties, Inc.	4,611	204,636
Public Storage	4,487	1,608,724
Realty Income Corp.	9,517	660,575

132

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
SL Green Realty Corp.	738	$53,549
Spirit Realty Capital, Inc.	2,851	135,308
STORE Capital Corp.	5,668	179,732
VICI Properties, Inc.	7,773	222,463
WP Carey, Inc.	4,133	320,721

		3,953,419

Recreational Vehicles — 0.1%
Brunswick Corp.	818	74,266
Polaris, Inc.	631	71,045

		145,311

Rental Auto/Equipment — 0.0%
AMERCO	95	57,850

Respiratory Products — 0.5%
ResMed, Inc.	3,573	816,788

Retail-Apparel/Shoe — 0.1%
Foot Locker, Inc.	3,087	137,927

Retail-Auto Parts — 1.5%
AutoZone, Inc.†	533	1,058,725
Genuine Parts Co.	1,491	198,646
O’Reilly Automotive, Inc.†	1,856	1,209,648

		2,467,019

Retail-Automobile — 0.0%
AutoNation, Inc.†	506	55,154

Retail-Building Products — 1.5%
Home Depot, Inc.	3,943	1,447,002
Lowe’s Cos., Inc.	3,873	919,257

		2,366,259

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,133	92,498

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	6,864	681,458

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	866	162,643

Retail-Discount — 3.6%
Costco Wholesale Corp.	2,934	1,482,051
Dollar General Corp.	6,077	1,266,933
Target Corp.	6,625	1,460,349
Walmart, Inc.	11,238	1,571,185

		5,780,518

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	17,799	885,678

Retail-Gardening Products — 0.4%
Tractor Supply Co.	3,257	711,036

Retail-Home Furnishings — 0.2%
Williams-Sonoma, Inc.	2,275	365,229

Retail-Restaurants — 1.0%
McDonald’s Corp.	6,481	1,681,495

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	775	89,435

Savings & Loans/Thrifts — 0.1%
New York Community Bancorp, Inc.	4,733	55,187
People’s United Financial, Inc.	6,067	117,578

		172,765

Security Description	Shares	Value (Note 2)
Schools — 0.0%
Grand Canyon Education, Inc.†	700	$58,576

Semiconductor Components-Integrated Circuits — 1.0%
QUALCOMM, Inc.	8,788	1,544,579

Semiconductor Equipment — 2.9%
Applied Materials, Inc.	10,857	1,500,220
KLA Corp.	3,946	1,536,060
Lam Research Corp.	2,361	1,392,801
Teradyne, Inc.	2,154	252,944

		4,682,025

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,022	191,318

Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	6,139	630,168

Steel-Producers — 0.8%
Cleveland-Cliffs, Inc.†	2,829	48,489
Nucor Corp.	6,914	701,080
Reliance Steel & Aluminum Co.	1,289	197,062
Steel Dynamics, Inc.	4,900	272,048

		1,218,679

Telephone-Integrated — 2.1%
AT&T, Inc.	68,273	1,740,962
Verizon Communications, Inc.	31,588	1,681,429

		3,422,391

Tobacco — 2.3%
Altria Group, Inc.	36,922	1,878,591
Philip Morris International, Inc.	18,566	1,909,513

		3,788,104

Tools-Hand Held — 0.2%
Snap-on, Inc.	1,256	261,562

Transport-Rail — 1.0%
Union Pacific Corp.	6,786	1,659,516

Transport-Services — 1.6%
C.H. Robinson Worldwide, Inc.	3,579	374,542
Expeditors International of Washington, Inc.	4,605	527,181
United Parcel Service, Inc., Class B	8,157	1,649,427

		2,551,150

Transport-Truck — 0.8%
JB Hunt Transport Services, Inc.	2,201	423,781
Knight-Swift Transportation Holdings, Inc.	930	52,619
Landstar System, Inc.	1,006	160,960
Old Dominion Freight Line, Inc.	2,030	612,918

		1,250,278

Web Portals/ISP — 0.9%
Alphabet, Inc., Class A†	289	782,054
Alphabet, Inc., Class C†	271	735,486

		1,517,540

Wireless Equipment — 0.6%
Motorola Solutions, Inc.	4,126	956,984

Total Long-Term Investment Securities (cost $130,505,497)		160,165,394

133

SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.9%
U.S. Government Agencies — 0.9%
Federal Home Loan Mtg. Corp. Disc. Notes zero coupon due 02/01/2022 (cost $1,405,000)	$1,405,000	$1,405,000

TOTAL INVESTMENTS (cost $131,910,497)(1)	99.8%	161,570,394
Other assets less liabilities	0.2	295,386

NET ASSETS	100.0%	$161,865,780

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$160,165,394	$—	$—	$160,165,394
Short-Term Investment Securities	—	1,405,000	—	1,405,000

Total Investments at Value	$160,165,394	$1,405,000	$—	$161,570,394

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

134

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Domestic Fixed Income Investment Companies	37.6%
Domestic Equity Investment Companies	33.5
International Equity Investment Companies	29.0

100.1%

*	Calculated as a percentage of net assets

135

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 33.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	628,260	$22,252,980
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	355,220	5,143,592
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	119,362	1,623,326

Total Domestic Equity Investment Companies (cost $22,777,500)		29,019,898

Domestic Fixed Income Investment Companies — 37.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,425,341	15,065,856
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,681,709	17,422,510

Total Domestic Fixed Income Investment Companies (cost $33,724,662)		32,488,366

International Equity Investment Companies — 29.0%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	148,956	2,459,267

Security Description	Shares	Value (Note 2)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,749,434	$22,620,183

Total International Equity Investment Companies (cost $21,840,437)		25,079,450

TOTAL INVESTMENTS (cost $78,342,599)(1)	100.1%	86,587,714
Liabilities in excess of other assets	(0.1)	(77,412)

NET ASSETS	100.0%	$86,510,302

@	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$86,587,714	$—	$—	$86,587,714

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

136

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	41.6%
International Equity Investment Companies	35.8
Domestic Fixed Income Investment Companies	22.7

100.1%

*	Calculated as a percentage of net assets

137

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 41.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	741,265	$26,255,613
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	407,229	5,896,682
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	235,985	3,209,401

Total Domestic Equity Investment Companies (cost $28,348,685)		35,361,696

Domestic Fixed Income Investment Companies — 22.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	847,129	8,954,159
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	996,255	10,321,202

Total Domestic Fixed Income Investment Companies (cost $19,959,895)		19,275,361

International Equity Investment Companies — 35.8%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	244,790	4,041,484
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,037,673	26,347,105

Total International Equity Investment Companies (cost $27,066,891)		30,388,589

TOTAL INVESTMENTS (cost $75,375,471)(1)	100.1%	85,025,646
Liabilities in excess of other assets	(0.1)	(79,480)

NET ASSETS	100.0%	$84,946,166

@	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/get prospectuses.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$85,025,646	$—	$—	$85,025,646

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

138

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	48.6%
International Equity Investment Companies	43.6
Domestic Fixed Income Investment Companies	7.9

100.1%

*	Calculated as a percentage of net assets

139

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 48.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,100,982	$109,836,782
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,896,565	27,462,268
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,093,717	14,874,545

Total Domestic Equity Investment Companies (cost $121,056,277)		152,173,595

Domestic Fixed Income Investment Companies — 7.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,089,611	11,517,186
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,281,925	13,280,738

Total Domestic Fixed Income Investment Companies (cost $25,854,581)		24,797,924

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 43.6%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	915,514	$15,115,131
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,396,496	121,496,687

Total International Equity Investment Companies (cost $122,202,108)		136,611,818

TOTAL INVESTMENTS (cost $269,112,966)(1)	100.1%	313,583,337
Liabilities in excess of other assets	(0.1)	(163,734)

NET ASSETS	100.0%	$313,419,603

@	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$313,583,337	$—	$—	$313,583,337

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

140

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Sovereign	42.8%
United States Treasury Bonds	9.9
Diversified Financial Services	7.0
Foreign Government Obligations	6.5
Registered Investment Companies	6.0
United States Treasury Notes	3.5
Diversified Banking Institutions	3.1
Banks-Commercial	2.2
Federal Home Loan Mtg. Corp.	1.4
SupraNational Banks	1.3
Regional Authority	1.1
Government National Mtg. Assoc.	1.0
Uniform Mtg. Backed Securities	0.8
Real Estate Investment Trusts	0.7
Banks-Special Purpose	0.6
Medical-Drugs	0.6
Federal National Mtg. Assoc.	0.6
Federal Home Loan Bank	0.6
Auto-Cars/Light Trucks	0.6
Electric-Integrated	0.4
Computers	0.4
Private Equity	0.4
Cellular Telecom	0.4
Oil Companies-Integrated	0.4
Pipelines	0.3
Tobacco	0.3
Airport Development/Maintenance	0.3
Water	0.3
Real Estate Operations & Development	0.3
Brewery	0.3
Aerospace/Defense	0.2
Telephone-Integrated	0.2
Electric-Generation	0.2
Chemicals-Specialty	0.2
Winding-Up Agency	0.2
Drug Delivery Systems	0.2
Real Estate Management/Services	0.2
Finance-Leasing Companies	0.2
Insurance-Life/Health	0.2
Insurance-Multi-line	0.2
Oil Companies-Exploration & Production	0.2
Engineering/R&D Services	0.1
Metal-Diversified	0.1
Building Products-Cement	0.1
Retail-Discount	0.1
Building-Heavy Construction	0.1
Gas-Distribution	0.1
Aerospace/Defense-Equipment	0.1
Electronic Components-Semiconductors	0.1
Internet Content-Information/News	0.1
Containers-Metal/Glass	0.1
Investment Companies	0.1
Beverages-Wine/Spirits	0.1
Paper & Related Products	0.1
Medical Labs & Testing Services	0.1
Options Purchased	0.1
Oil Refining & Marketing	0.1
Medical-Wholesale Drug Distribution	0.1
Motion Pictures & Services	0.1
Building Societies	0.1
Chemicals-Diversified	0.1

98.3%

Country Allocation*

United States	31.3%
Japan	23.8
Italy	7.5
France	7.5
United Kingdom	6.8
Spain	4.4
Cayman Islands	4.2
Belgium	1.8
Germany	1.7
SupraNational	1.5
Canada	1.4
Netherlands	1.0
Luxembourg	0.9
Australia	0.8
Ireland	0.5
Austria	0.4
Sweden	0.3
Mexico	0.3
Denmark	0.3
Romania	0.3
Nigeria	0.2
Finland	0.2
Jersey	0.1
Switzerland	0.1
Egypt	0.1
Guernsey	0.1
Israel	0.1
Ukraine	0.1
Dominican Republic	0.1
British Virgin Islands	0.1
Brazil	0.1
India	0.1
Turkey	0.1
Isle of Man	0.1

98.3%

Credit Quality#†

Aaa	25.9%
Aa	8.7
A	9.0
Baa	22.5
Ba	2.8
B	1.0
Caa	0.3
Not Rated@	29.8

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

141

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 6.8%
Cayman Islands — 3.9%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2022-FL1, Class A 1.45% (SOFR30A+1.45%) due 01/15/2037*		$950,000	$950,003
Diameter Capital CLO 1, Ltd. FRS Series 2021-1A, Class A1A 1.48% (3 ML+1.24%) due 07/15/2036*(1)		1,100,000	1,099,723
Elmwood CLO IV, Ltd. FRS Series 2020-1A, Class A 1.48% (3 ML+1.24%) due 04/15/2033*(1)		2,600,000	2,602,746
HalseyPoint CLO 3, Ltd. FRS Series 2020-3A, Class A1A 1.58% (3 ML+1.45%) due 11/30/2032*(1)		1,225,000	1,225,241
ICG US CLO, Ltd. FRS Series 2017-1A, Class ARR 1.45% (3 ML+1.17%) due 07/28/2034*(1)		2,100,000	2,099,473
Marble Point CLO XIX, Ltd. FRS Series 2020-3A, Class D 4.15% (3 ML+3.90%) due 01/19/2034*(1)		400,000	398,072
Recette CLO, Ltd. FRS Series 2015-1A, Class ARR 1.33% (3 ML+1.08%) due 04/20/2034*(1)		3,050,000	3,049,234
Trysail CLO, Ltd. FRS Series 2021-1A, Class A1 1.57% (3 ML+1.32%) due 07/20/2032*(1)		2,100,000	2,098,688
Venture 39 CLO, Ltd. FRS Series 2020-39A, Class A1 1.52% (3 ML+1.28%) due 04/15/2033*(1)		1,200,000	1,200,248
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 1.42% (3 ML+1.17%) due 07/20/2032*(1)		750,000	750,115

			15,473,543

United Kingdom — 0.6%
Harben Finance PLC FRS Series 2017-1X, Class A 0.91% (3 ML GBP+0.8%) due 08/20/2056(2)	GBP	475,621	639,819
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 0.95% (3 ML GBP+0.85%) due 11/15/2049(2)	GBP	229,610	309,043
Stratton Mtg. Funding PLC FRS Series 2019-1, Class A 1.33% (3M SONIA+1.20%) due 05/25/2051(2)	GBP	1,049,516	1,414,486

			2,363,348

Security Description	Principal Amount**	Value (Note 2)
United States — 2.3%
Banc of America Commercial Mtg. Trust Series 2016-UB10, Class D 3.00% due 07/15/2049*(3)	$350,000	$317,778
BANK Series 2018-BN10, Class D 2.60% due 02/15/2061*(3)	200,000	170,023
BANK Series 2018-BN14, Class D 3.00% due 09/15/2060*(3)	175,000	152,986
BANK Series 2018-BN13, Class D 3.00% due 08/15/2061*(3)	300,000	262,184
BANK Series 2019-BN19, Class D 3.00% due 08/15/2061*(3)	100,000	86,654
BBCMS Mtg. Trust VRS Series 2017-C1, Class D 3.49% due 02/15/2050*(3)(4)	150,000	134,995
Bellemeade Re, Ltd. FRS Series 2021-2A, Class M1B 1.55% (SOFR30A+1.50%) due 06/25/2031*(2)	225,000	224,581
Benchmark Mtg. Trust Series 2019-B13, Class D 2.50% due 08/15/2057*(3)	250,000	215,633
Benchmark Mtg. Trust VRS Series 2018-B6, Class D 3.11% due 10/10/2051*(3)(4)	250,000	223,527
Citigroup Commercial Mtg. Trust Series 2017-P7, Class D 3.25% due 04/14/2050*(3)	125,000	103,975
Citigroup Commercial Mtg. Trust VRS Series 2016-GC36, Class C 4.75% due 02/10/2049(3)(4)	200,000	201,457
Citigroup Mtg. Loan Trust, Inc. FRS Series 2005-HE4, Class M2 0.78% (1 ML+0.68%) due 10/25/2035	89,386	89,439
COMM Mtg. Trust Series 2017-COR2, Class D 3.00% due 09/10/2050*(3)	250,000	227,878
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 0.52% (1 ML+0.42%) due 03/20/2046(2)	147,617	124,414
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 0.65% (1 ML+0.54%) due 02/25/2036(2)	265,786	226,691
CSMC Trust VRS Series 2021-NQM8, Class A1 1.84% due 10/25/2066*(2)(4)	136,129	134,862
Higher Education Funding I FRS Series 2014-1, Class A 1.23% (3 ML+1.05%) due 05/25/2034*	881,499	884,358
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.34% (1 ML+0.23%) due 04/25/2037	400,322	392,545

142

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
United States (continued)
JPMorgan Mtg. Trust VRS Series 2021-6, Class A3 2.50% due 10/25/2051*(2)(4)	$546,106	$533,648
JPMorgan Mtg. Trust VRS Series 2021-LTV2, Class A1 2.52% due 05/25/2052*(2)(4)	767,764	761,080
Lehman XS Trust FRS Series 2007-7N, Class 1A2 0.35% (1 ML+0.24%) due 06/25/2047(2)	224,929	231,981
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A3 3.02% due 07/25/2059*(4)	164,017	166,376
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D 3.06% due 10/15/2048*(3)	200,000	188,281
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 0.83% (6 ML+0.66%) due 11/20/2034(2)	17,756	17,326
SLM Student Loan Trust FRS Series 2003-1, Class A5A 0.31% (3 ML+0.11%) due 12/15/2032*	1,097,801	1,057,032
SLM Student Loan Trust FRS Series 2008-4, Class A4 1.91% (3 ML+1.65%) due 07/25/2022	453,688	458,990
SLM Student Loan Trust FRS Series 2008-5, Class A4 1.96% (3 ML+1.70%) due 07/25/2023	531,773	534,330
Verus Securitization Trust VRS Series 2021-8, Class A1 1.82% due 11/25/2066*(2)(4)	98,845	97,302
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.08% (12 MTA+0.99%) due 06/25/2046(2)	218,993	192,329
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 2.74% due 12/28/2037(2)(4)	133,343	131,359
Wells Fargo Commercial Mtg. Trust Series 2017-C38, Class D 3.00% due 07/15/2050*(3)	200,000	178,701
Wells Fargo Commercial Mtg. Trust VRS Series 2016-C37, Class D 3.19% due 12/15/2049*(3)(4)	150,000	136,964
Wells Fargo Commercial Mtg. Trust Series 2017-RC1, Class D 3.25% due 01/15/2060*(3)	150,000	136,602
Wells Fargo Commercial Mtg. Trust Series 2017-RB1, Class D 3.40% due 03/15/2050*(3)	200,000	184,068
Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-3, Class A1 3.50% due 07/25/2049*(2)(4)	38,433	38,521

		9,218,870

Total Asset Backed Securities (cost $26,546,307)		27,055,761

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES — 15.0%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		$400,000	$402,944
Macquarie Bank, Ltd. Sub. Notes 3.05% due 03/03/2036*		475,000	453,153
Macquarie Group, Ltd. Senior Notes 1.34% due 01/12/2027*		225,000	215,147
Westpac Banking Corp. Sub. Notes 2.67% due 11/15/2035		525,000	494,944

			1,566,188

Belgium — 0.1%
Anheuser-Busch InBev SA NV Company Guar. Notes 2.70% due 03/31/2026	EUR	245,000	302,952

British Virgin Islands — 0.1%
Huarong Finance II Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		260,000	257,725

Cayman Islands — 0.3%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	258,538
Seagate HDD Cayman Company Guar. Notes 3.38% due 07/15/2031		165,000	153,202
Thames Water Utilities Finance PLC Sec. Notes 5.75% due 09/13/2030	GBP	550,000	756,001

			1,167,741

France — 1.5%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,114,936
BPCE SA Senior Notes 4.00% due 09/12/2023*		1,300,000	1,345,911
CNP Assurances Sub. Notes 0.38% due 03/08/2028	EUR	200,000	211,923
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*		650,000	619,959
Engie SA Notes 1.00% due 03/13/2026	EUR	200,000	230,038
La Mondiale SAM Sub. Notes 0.75% due 04/20/2026	EUR	300,000	332,866
Orange SA Senior Notes 0.01% due 06/29/2026	EUR	300,000	331,115
Societe Generale SA Senior Notes 1.49% due 12/14/2026*		550,000	524,318
SPCM SA Senior Notes 2.63% due 02/01/2029*	EUR	170,000	190,240

			5,901,306

143

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Germany — 1.2%
Commerzbank AG Sub. Notes 4.00% due 03/23/2026	EUR	300,000	$365,448
Deutsche Bank AG Senior Notes 1.75% due 11/19/2030	EUR	200,000	226,715
Deutsche Bank AG Senior Notes 2.13% due 11/24/2026		150,000	146,632
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024		300,000	301,246
Deutsche Bank AG Sub. Notes 3.73% due 01/14/2032		325,000	315,910
FMS Wertmanagement Government Guar. Notes 1.38% due 03/07/2025	GBP	600,000	805,850
KFW Government Guar. Notes 1.25% due 12/29/2023	GBP	1,890,000	2,540,081

			4,701,882

Guernsey — 0.1%
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 1.25% due 04/14/2022	EUR	350,000	394,469

India — 0.1%
Reliance Industries, Ltd. Senior Notes 3.63% due 01/12/2052*		250,000	236,324

Ireland — 0.4%
AIB Group PLC Sub. Notes 2.88% due 05/30/2031	EUR	375,000	437,261
Bank of Ireland Group PLC Senior Notes 0.38% due 05/10/2027	EUR	375,000	410,028
Bank of Ireland Group PLC Sub. Notes 1.38% due 08/11/2031	EUR	600,000	656,748
Smurfit Kappa Acquisitions Company Guar. Notes 2.88% due 01/15/2026	EUR	210,000	255,388

			1,759,425

Isle of Man — 0.1%
Sasol Financing International, Ltd. Company Guar. Notes 4.50% due 11/14/2022		200,000	201,500

Italy — 0.2%
Aeroporti di Roma SpA Senior Notes 1.63% due 02/02/2029	EUR	250,000	285,166
Intesa Sanpaolo SpA Senior Notes 1.35% due 02/24/2031	EUR	350,000	375,126
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	150,000	175,460

			835,752

Security Description		Principal Amount**	Value (Note 2)
Jersey — 0.1%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.63% due 03/31/2036*		$200,000	$188,254
Heathrow Funding, Ltd. Senior Sec. Notes 1.13% due 10/08/2032	EUR	350,000	383,886

			572,140

Luxembourg — 0.8%
ADLER Group SA Senior Notes 1.88% due 01/14/2026	EUR	400,000	360,753
ArcelorMittal SA Senior Notes 4.25% due 07/16/2029		155,000	163,205
Blackstone Property Partners Europe Holdings SARL Senior Notes 1.00% due 05/04/2028	EUR	350,000	376,831
Blackstone Property Partners Europe Holdings SARL Senior Notes 1.25% due 04/26/2027	EUR	237,000	264,743
Blackstone Property Partners Europe Holdings SARL Company Guar. Notes 1.75% due 03/12/2029	EUR	350,000	390,889
Blackstone Property Partners Europe Holdings SARL Senior Notes 2.00% due 02/15/2024	EUR	300,000	346,722
Gazprom PJSC Via Gaz Capital SA Senior Notes 5.15% due 02/11/2026*		340,000	347,048
Holcim Finance Luxembourg SA Company Guar. Notes 0.50% due 11/29/2026	EUR	235,000	263,297
Logicor Financing SARL Company Guar. Notes 2.25% due 05/13/2025	EUR	350,000	411,646
Logicor Financing SARL Company Guar. Notes 3.25% due 11/13/2028	EUR	300,000	372,108

			3,297,242

Mexico — 0.2%
Cemex SAB de CV Company Guar. Notes 5.20% due 09/17/2030*		200,000	206,000
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	212,100
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047		200,000	186,422
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	186,422

			790,944

144

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Morocco — 0.0%
OCP SA Senior Notes 5.13% due 06/23/2051*		$200,000	$181,000

Netherlands — 0.9%
ABN AMRO Bank NV Senior Notes 1.54% due 06/16/2027*		500,000	481,089
Airbus SE Senior Notes 2.38% due 06/09/2040	EUR	300,000	365,706
Enel Finance International NV Company Guar. Notes 0.01% due 05/28/2026	EUR	220,000	241,306
Enel Finance International NV Company Guar. Notes 2.88% due 07/12/2041*		425,000	378,065
Lukoil Securities BV Company Guar. Notes 3.88% due 05/06/2030*		200,000	188,500
Prosus NV Senior Notes 3.68% due 01/21/2030		200,000	195,531
Technip Energies NV Senior Notes 1.13% due 05/28/2028	EUR	525,000	582,236
WPC Eurobond BV Company Guar. Notes 0.95% due 06/01/2030	EUR	175,000	184,612
WPC Eurobond BV Company Guar. Notes 1.35% due 04/15/2028	EUR	700,000	777,543

			3,394,588

Norway — 0.0%
Adevinta ASA Senior Sec. Notes 3.00% due 11/15/2027	EUR	125,000	139,210

Spain — 0.7%
Banco Santander SA Senior Notes 2.71% due 06/27/2024		600,000	611,243
Banco Santander SA Senior Notes 3.49% due 05/28/2030		200,000	205,945
CaixaBank SA Senior Notes 0.38% due 11/18/2026	EUR	500,000	553,292
CaixaBank SA Senior Notes 0.75% due 05/26/2028	EUR	200,000	220,012
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	457,843
Cellnex Finance Co. SA Company Guar. Notes 1.25% due 01/15/2029	EUR	200,000	209,243
Cellnex Finance Co. SA Company Guar. Notes 2.00% due 02/15/2033	EUR	200,000	205,527
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	365,000	443,041

			2,906,146

Security Description		Principal Amount**	Value (Note 2)
SupraNational — 1.4%
African Export-Import Bank Senior Notes 3.80% due 05/17/2031*		$200,000	$199,400
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC Senior Notes 3.00% due 09/01/2029*	EUR	100,000	105,601
Asian Development Bank Senior Notes 1.13% due 06/10/2025	GBP	2,700,000	3,600,767
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	392,521
Canpack SA /Canpack US LLC Company Guar. Notes 2.38% due 11/01/2027*	EUR	200,000	220,731
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	998,920

			5,517,940

Sweden — 0.0%
Verisure Holding AB Senior Sec. Notes 3.25% due 02/15/2027*	EUR	150,000	163,251

Switzerland — 0.1%
Credit Suisse AG Senior Notes 2.95% due 04/09/2025		250,000	256,923
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*		300,000	291,402

			548,325

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO Senior Notes 8.13% due 03/28/2024		200,000	206,317

United Kingdom — 1.3%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	1,053,234
Bellis Acquisition Co. PLC Senior Sec. Notes 3.25% due 02/16/2026*	GBP	100,000	124,318
Diageo Finance PLC Company Guar. Notes 2.38% due 05/20/2026	EUR	210,000	256,298
Gazprom PJSC via Gaz Finance PLC Senior Notes 3.25% due 02/25/2030*		230,000	205,985
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	809,738
Imperial Brands Finance PLC Company Guar. Notes 3.38% due 02/26/2026	EUR	160,000	196,725
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		200,000	213,020

145

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United Kingdom (continued)
Natwest Group PLC Senior Notes 1.64% due 06/14/2027		$275,000	$265,112
Pinewood Finance Co., Ltd. Senior Sec. Notes 3.25% due 09/30/2025*	GBP	175,000	231,358
Santander UK Group Holdings PLC Senior Notes 1.09% due 03/15/2025		400,000	391,600
Standard Chartered PLC Senior Notes 1.21% due 03/23/2025*		200,000	196,085
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*		700,000	666,159
Vedanta Resources Finance II PLC Company Guar. Notes 9.25% due 04/23/2026		200,000	178,000
Vodafone Group PLC Senior Notes 1.88% due 09/11/2025	EUR	210,000	248,743

			5,036,375

United States — 4.9%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024		750,000	763,100
Air Lease Corp. Senior Notes 2.88% due 01/15/2026		350,000	352,126
American Homes 4 Rent LP Senior Notes 2.38% due 07/15/2031		75,000	71,155
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026		550,000	582,174
AT&T, Inc. Senior Notes 1.80% due 09/14/2039	EUR	200,000	216,592
AutoNation, Inc. Senior Notes 1.95% due 08/01/2028		125,000	119,070
Aviation Capital Group LLC Senior Notes 1.95% due 01/30/2026*		75,000	72,061
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	1,034,378
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028		550,000	522,023
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*		24,000	24,836
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	693,325

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
Becton Dickinson & Co. Senior Notes 0.03% due 08/13/2025	EUR	230,000	$254,900
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024		431,000	445,408
Boeing Co. Senior Notes 3.25% due 02/01/2035		50,000	47,798
Boeing Co. Senior Notes 3.38% due 06/15/2046		25,000	22,658
Boeing Co. Senior Notes 5.15% due 05/01/2030		425,000	478,135
Boeing Co. Senior Bonds 5.81% due 05/01/2050		25,000	31,446
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*		364,000	345,098
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044		135,000	163,350
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*		145,000	136,512
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029		160,000	163,555
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026		800,000	820,659
Dell International LLC/EMC Corp. Senior Notes 6.02% due 06/15/2026		475,000	538,950
Dell International LLC/EMC Corp. Senior Notes 4.90% due 10/01/2026		125,000	137,152
Dell International LLC/EMC Corp. Senior Notes 5.30% due 10/01/2029		150,000	171,995
Dell International LLC/EMC Corp. Senior Notes 6.20% due 07/15/2030		75,000	90,707
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		400,000	421,985
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	932,188
Ford Motor Credit Co. LLC Senior Notes 3.25% due 09/15/2025	EUR	325,000	385,594
General Motors Financial Co., Inc. Senior Notes 0.85% due 02/26/2026	EUR	115,000	128,649

146

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description		Principal Amount**	Value (Note 2)
CORPORATE BONDS & NOTES (continued)
United States (continued)
General Motors Financial Co, Inc. Company Guar. Notes 1.69% due 03/26/2025	EUR	185,000	$214,466
Glencore Funding LLC Company Guar. Notes 1.63% due 04/27/2026*		375,000	363,389
Hewlett Packard Enterprise Co. Senior Notes 4.45% due 10/02/2023		350,000	365,776
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045		150,000	189,251
Hyundai Capital America Senior Notes 1.00% due 09/17/2024*		1,525,000	1,482,337
International Flavors & Fragrances Co. Senior Notes 1.80% due 09/25/2026	EUR	335,000	393,666
International Flavors & Fragrances, Inc. Senior Notes 1.23% due 10/01/2025*		300,000	288,937
IQVIA, Inc. Company Guar. Notes 2.25% due 03/15/2029*	EUR	225,000	243,401
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*		28,000	27,930
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		350,000	347,772
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*		160,000	170,000
McKesson Corp. Senior Notes 1.50% due 11/17/2025	EUR	200,000	233,435
MPLX LP Senior Notes 4.50% due 04/15/2038		250,000	267,671
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.69% due 06/05/2028	GBP	450,000	619,222
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 4.63% due 08/01/2029		300,000	308,487
ONE Gas, Inc. Senior Notes 1.10% due 03/11/2024		400,000	393,080
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026		25,000	23,913
Realty Income Corp. Senior Notes 4.63% due 11/01/2025		650,000	708,441
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	710,086

Security Description		Principal Amount**	Value (Note 2)
United States (continued)
Spirit Realty LP Company Guar. Notes 2.10% due 03/15/2028		$175,000	$167,523
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025		250,000	259,512
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027		450,000	472,844
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.88% due 01/15/2029		155,000	169,531
Teledyne Technologies, Inc. Senior Notes 0.95% due 04/01/2024		400,000	392,917
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		155,000	167,276
VMware, Inc. Senior Notes 4.70% due 05/15/2030		145,000	162,504
Western Digital Corp. Senior Notes 2.85% due 02/01/2029		75,000	72,381

			19,383,327

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027†(5)(6)		390,000	14,157

Total Corporate Bonds & Notes (cost $60,312,987)			59,476,226

FOREIGN GOVERNMENT OBLIGATIONS — 43.9%
Australia — 0.4%
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	595,545
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	979,739

			1,575,284

Austria — 0.4%
Republic of Austria Senior Notes 1.50% due 11/02/2086*	EUR	1,100,000	1,515,846

Belgium — 1.7%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,469,316
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	764,864
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,356,853
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	620,000	937,695

147

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Belgium (continued)
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	600,000	$1,088,084

			6,616,812

Canada — 1.4%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	1,500,000	1,355,899
Province of British Columbia, Canada Senior Notes 2.85% due 06/18/2025	CAD	3,600,000	2,929,171
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	408,568
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	963,388

			5,657,026

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,237,677

Dominican Republic — 0.1%
Dominican Republic Senior Notes 4.50% due 01/30/2030*		150,000	147,151
Dominican Republic Senior Notes 5.88% due 01/30/2060*		150,000	136,097

			283,248

Egypt — 0.1%
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		570,000	486,802

France — 5.8%
Government of France Bonds 0.01% due 03/25/2025	EUR	6,800,000	7,708,218
Government of France Bonds 0.01% due 02/25/2026	EUR	760,000	859,406
Government of France Bonds 0.01% due 11/25/2030	EUR	5,980,000	6,556,834
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,503,750
Government of France Bonds 2.00% due 05/25/2048*	EUR	130,000	183,274
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	1,592,078
Government of France Bonds 4.50% due 04/25/2041	EUR	2,450,000	4,606,941

			23,010,501

Security Description		Principal Amount**	Value (Note 2)
Ireland — 0.0%
Republic of Ireland Notes 0.35% due 10/18/2032	EUR	140,000	$154,738

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	320,512

Italy — 7.1%
Republic of Italy Senior Notes 0.01% due 01/15/2024	EUR	2,280,000	2,566,846
Republic of Italy Senior Notes 0.95% due 03/01/2023	EUR	2,550,000	2,905,536
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	6,570,000	8,348,771
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	560,000	687,531
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	3,550,000	4,702,937
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	7,484,422
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	1,040,000	1,668,124

			28,364,167

Japan — 17.3%
Government of Japan Bonds 0.01% due 01/01/2024	JPY	3,035,850,000	26,406,724
Government of Japan Bonds 0.10% due 07/01/2022	JPY	5,450,000	47,393
Government of Japan Bonds 0.10% due 10/01/2022	JPY	48,500,000	421,943
Government of Japan Bonds 0.10% due 09/20/2024	JPY	283,000,000	2,468,381
Government of Japan Bonds 0.10% due 03/20/2029	JPY	760,650,000	6,642,798
Government of Japan Bonds 0.30% due 12/20/2039	JPY	83,700,000	701,588
Government of Japan Bonds 0.40% due 06/20/2040	JPY	1,700,000	14,448
Government of Japan Bonds 0.50% due 12/20/2041	JPY	704,950,000	6,050,086
Government of Japan Bonds 0.70% due 09/20/2051	JPY	130,300,000	1,109,599
Government of Japan Bonds 0.70% due 03/20/2061	JPY	784,000,000	6,548,798

148

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description		Principal Amount**	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan Bonds 1.40% due 09/20/2034	JPY	483,550,000	$4,769,783
Government of Japan Bonds 2.00% due 06/20/2022	JPY	1,060,000,000	9,282,277
Government of Japan Bonds 2.00% due 09/20/2041	JPY	407,750,000	4,485,640

			68,949,458

Mexico — 0.1%
United Mexican States Senior Notes 2.66% due 05/24/2031		210,000	197,486
United Mexican States Senior Notes 3.77% due 05/24/2061		220,000	188,571

			386,057

Nigeria — 0.2%
Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030		520,000	505,804
Federal Republic of Nigeria Senior Bonds 7.88% due 02/16/2032		490,000	476,525

			982,329

Romania — 0.3%
Government of Romania Senior Notes 2.00% due 01/28/2032*	EUR	70,000	69,621
Government of Romania Notes 3.00% due 02/27/2027*		350,000	350,327
Government of Romania Senior Notes 3.00% due 02/14/2031*		130,000	125,775
Government of Romania Senior Notes 3.38% due 01/28/2050*	EUR	10,000	9,760
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	300,000	350,092
Government of Romania Senior Notes 4.00% due 02/14/2051*		150,000	140,122

			1,045,697

Spain — 3.5%
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	990,000	1,174,317
Kingdom of Spain Senior Notes 1.50% due 04/30/2027*	EUR	4,820,000	5,792,075
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	390,000	640,990
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	1,570,000	2,864,130

Security Description		Principal Amount**	Value (Note 2)
Spain (continued)
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	550,000	$1,086,010
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*	EUR	1,640,000	2,327,158

			13,884,680

SupraNational — 0.1%
European Union Senior Notes 0.01% due 07/06/2026	EUR	190,000	214,217

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	511,934
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	774,059

			1,285,993

Ukraine — 0.1%
Government of Ukraine Senior Notes 4.38% due 01/27/2030*	EUR	350,000	301,000

United Kingdom — 4.6%
United Kingdom Gilt Treasury Notes 1.50% due 07/31/2053	GBP	490,000	671,418
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	40,000	59,207
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,564,736
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	5,634,134
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	1,020,000	2,428,124
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	470,000	989,143
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,690,000	3,078,957

			18,425,719

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028†(5)(6)		230,000	12,650

Total Foreign Government Obligations (cost $173,193,253)			174,710,413

U.S. GOVERNMENT AGENCIES — 4.6%
United States — 4.6%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,282,980
Federal Home Loan Mtg. Corp. 5.00% due 10/01/2029		2,261	2,483

149

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
United States (continued)
5.00% due 07/01/2035	$245,799	$276,027
5.00% due 11/01/2038	49,638	55,722
5.00% due 01/01/2039	15,647	17,565
5.00% due 09/01/2039	35,710	40,081
5.00% due 05/01/2041	251,278	282,015
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-HQA5, Class M2 2.65% (SOFR30A+2.60%) due 11/25/2050*(2)	153,920	155,463
Series 2021-DNA7, Class B1 3.70% (SOFR30A + 3.65%) due 11/25/2041*(2)	285,000	287,428
Series 2020-HQA5, Class B1 4.05% (SOFR30A+4.00%) due 11/25/2050*(2)	364,000	380,501
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA1, Class M1A 1.05% (SOFR30A +1.00%) due 01/25/2042*(2)	400,000	400,500
Series 2020-DNA1, Class M2 1.81% (1 ML+1.70%) due 01/25/2050*(2)	372,179	373,718
Series 2021-HQA2, Class M2 2.10% (SOFR30A+2.05%) due 12/25/2033*(2)	410,000	410,887
Series 2020-DNA2, Class B1 2.61% (1 ML+2.50%) due 02/25/2050*(2)	195,000	194,630
Series 2021-HQA1, Class B1 3.05% (SOFR30A+3.00%) due 08/25/2033*(2)	620,000	617,644
Series 2020-DNA3, Class M2 3.11% (1 ML+3.00%) due 06/25/2050*(2)	6,260	6,268
Series 2020-HQA4, Class M2 3.26% (1 ML+3.15%) due 09/25/2050*(2)	107,159	107,594
Series 2021-DNA6, Class B1 3.45% (SOFR30A+3.40%) due 10/25/2041*(2)	584,000	583,635
Series 2020-DNA4, Class M2 3.86% (1 ML+3.75%) due 08/25/2050*(2)	27,975	28,113
Series 2020-DNA5, Class B1 4.85% (SOFR30A+ 4.80%) due 10/25/2050*(2)	771,000	821,243
Series 2020-HQA4, Class B1 5.36% (1 ML+5.25%) due 09/25/2050*(2)	401,000	422,116
Series 2020-DNA4, Class B1 6.11% (1 ML+6.00%) due 08/25/2050*(2)	563,000	595,920
Federal National Mtg. Assoc. 4.50% due 02/01/2040	7,531	8,041
4.50% due 08/01/2041	45,930	50,227
6.00% due 10/01/2034	189,004	212,851
6.00% due 11/01/2034	16,367	17,938
6.00% due 02/01/2037	152,464	171,962

Security Description	Principal Amount**	Value (Note 2)
United States (continued)
6.00% due 03/01/2037	$12,304	$13,883
6.00% due 10/01/2037	50,411	56,021
6.00% due 08/01/2038	39,601	45,331
6.00% due 06/01/2039	1,019	1,124
6.00% due 10/01/2040	63,501	73,008
6.00% due 04/01/2041	7,026	8,022
6.00% due 05/01/2041	56,903	65,197
6.00% due 10/01/2041	42,797	46,923
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R02, Class 1M2 2.41% (1 ML+2.30%) due 08/25/2031*(2)	49,027	49,229
Series 2014-C02, Class 1M2 2.71% (1 ML+2.6%) due 05/25/2024(2)	208,066	211,321
Series 2021-R01, Class 1B1 3.15% (SOFR30A+3.10%) due 10/25/2041*(2)	763,000	761,816
Series 2021-R02, Class 2B1 3.35% (SOFR30A+3.30%) due 11/25/2041*(2)	610,000	607,331
Series 2014-C01, Class M2 4.51% (1 ML+4.40%) due 01/25/2024(2)	217,803	226,633
Series 2013-C01, Class M2 5.36% (1 ML+5.25%) due 10/25/2023(2)	38,608	40,329
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00% due 07/25/2042(2)	198,970	234,770
Series 2012-111, Class B 7.00% due 10/25/2042(2)	52,786	61,848
Government National Mtg. Assoc.
4.50% due 02/20/2049	1,952,810	2,056,990
5.00% due 09/20/2049	1,733,776	1,856,993
Uniform Mtg. Backed Securities 5.00% due August 30 TBA	3,000,000	3,265,492

Total U.S. Government Agencies (cost $18,353,957)		18,485,813

U.S. GOVERNMENT TREASURIES — 13.4%
United States — 13.4%
United States Treasury Bonds zero coupon due 02/15/2038 STRIPS	350,000	247,158
zero coupon due 08/15/2038 STRIPS	670,000	465,984
2.00% due 02/15/2050	1,100,000	1,074,477
2.38% due 11/15/2049	7,340,000	7,756,602
2.75% due 11/15/2047	2,390,000	2,675,213
3.63% due 02/15/2044(7)	21,620,000	27,122,121
United States Treasury Notes 0.38% due 12/31/2025(7)	290,000	277,324
0.75% due 03/31/2026	5,800,000	5,610,367
0.75% due 01/31/2028	440,000	415,903
0.88% due 11/15/2030	1,650,000	1,531,535
1.13% due 01/15/2025	2,970,000	2,949,117
2.88% due 08/15/2028	2,980,000	3,190,463

Total U.S. Government Treasuries (cost $52,473,474)		53,316,264

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PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description		Principal Amount**	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES — 2.0%
Brazil — 0.1%
Banco do Brasil SA (Cayman) 6.25% due 04/15/2024(8)		$240,000	$237,600

Finland — 0.2%
Citycon Oyj 3.63% due 06/10/2026(8)	EUR	675,000	697,602

France — 0.2%
Electricite de France SA 2.88% due 12/15/2026(8)	EUR	600,000	657,543
TotalEnergies SE Sub. 3.37% due 10/06/2026(8)	EUR	325,000	387,321

			1,044,864

Germany — 0.5%
Allianz SE 3.20% due 10/30/2027*(8)		400,000	369,500
Commerzbank AG 6.13% due 10/09/2025(8)	EUR	400,000	475,758
Deutsche Bank AG 4.63% due 10/30/2027(8)	EUR	600,000	664,535
Deutsche Bank AG 6.00% due 10/30/2025(8)		400,000	403,000

			1,912,793

Ireland — 0.1%
AIB Group PLC 6.25% due 06/23/2025(8)	EUR	200,000	243,389

Italy — 0.2%
Enel SpA 1.38% due 06/08/2027(8)	EUR	700,000	750,212
Enel SpA 3.38% due 08/24/2026(8)	EUR	135,000	161,380

			911,592

Luxembourg — 0.1%
Helvetia Europe SA 2.75% due 06/30/2031	EUR	300,000	348,434

Mexico — 0.0%
Banco Mercantil del Norte SA 5.88% due 01/24/2027*(8)		200,000	191,750

Netherlands — 0.1%
Telefonica Europe BV 2.38% due 02/12/2029(8)	EUR	500,000	521,000

Spain — 0.2%
Banco Santander SA 4.38% due 01/14/2026(8)	EUR	600,000	670,889

United Kingdom — 0.3%
BP Capital Markets PLC 3.25% due 03/22/2026(8)	EUR	200,000	232,273
BP Capital Markets PLC 3.63% due 03/22/2029(8)	EUR	200,000	233,680
Natwest Group PLC 5.13% due 05/12/2027(8)	GBP	550,000	753,934

			1,219,887

Total Preferred Securities/Capital Securities (cost $8,430,993)			7,999,800

Security Description		Shares/ Principal Amount**	Value (Note 2)
OPTIONS — PURCHASED† — 0.1%
United States — 0.1%
Over the Counter Put Options on Interest Rate Swap Contracts(9)		$7,300,000	$4,518
Over the Counter Call Options on Currency Contracts(9)		34,587,000	120,208

			124,726

Germany — 0.0%
Over the Counter Put Options on Currency Contracts(9)		26,833,000	101,202

United Kingdom — 0.0%
Over the Counter Call Options on Interest Rate Swap Contracts(9)		79,370,000	11,582

Total Options — Purchased (cost $439,446)			237,510

Total Long-Term Investment Securities (cost $339,750,417)			341,281,787

SHORT-TERM INVESTMENT SECURITIES — 12.5%
Foreign Government Obligations — 6.5%
Government of Japan Treasury Bills zero coupon due 02/25/2022	JPY	1,867,050,000	16,224,948
Government of Japan Treasury Bills zero coupon due 04/11/2022	JPY	270,500,000	2,350,977
Government of Japan Treasury Bills zero coupon due 06/16/2022	JPY	847,550,000	7,367,467

			25,943,392

Registered Investment Companies — 6.0%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(10)		23,611,702	23,611,702

Total Short-Term Investment Securities (cost $50,322,895)			49,555,094

TOTAL INVESTMENTS (cost $390,073,312)(11)		98.3%	390,836,881
Other assets less liabilities		1.7	6,629,632

NET ASSETS		100.0%	$397,466,513

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $77,848,921 representing 19.6% of net assets.
**	Denominated in United States dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation

151

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PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38% due 04/12/2027	10/23/2017	$390,000	$115,546	$14,157	$3.63	0.00%

Foreign Government Obligations
Republic of Venezuela 9.25% due 05/07/2028	8/1/2017	230,000	93,621	12,650	5.50	0.00%

				$26,807		0.00%

(6)	Security in default of interest.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	Options — Purchased:

Over the Counter Purchased Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Call option to buy Indian Rupee in exchange for U.S. Dollar at the strike price of 75.42 INR per $1.00 USD	BNP Paribas SA	February 2022	INR 75.42	$2,774	$7,584	$4,228	$(3,356)
Call option to buy Singapore Dollar in exchange for U.S. Dollar at the strike price of 1.35 SGD per $1.00 USD	HSBC Bank PLC	February 2022	SGD 1.35	5,534	11,967	15,639	3,672
Call option to buy Taiwan Dollar in exchange for U.S. Dollar at the strike price of 27.80 TWD per $1.00 USD	JPMorgan Chase Bank, N.A.	February 2022	TWD 27.80	5,528	9,552	18,418	8,866
Call option to buy Singapore Dollar in exchange for U.S. Dollar at the strike price of 1.35 SGD per $1.00 USD	Morgan Stanley Co., Inc.	February 2022	SGD 1.35	5,546	12,734	17,703	4,969
Call option to buy South African Rand in exchange for U.S. Dollar at the strike price of 15.91 ZAR per $1.00 USD	Morgan Stanley Co., Inc.	February 2022	ZAR 15.91	1,387	9,154	8,454	(700)
Call option to buy Israeli New Shekel in exchange for U.S. Dollar at the strike price of 3.17 ILS per $1.00 USD	UBS AG	February 2022	ILS 3.17	2,760	13,938	19,556	5,618
Call option to buy Israeli New Shekel in exchange for U.S. Dollar at the strike price of 3.19 ILS per $1.00 USD	UBS AG	February 2022	ILS 3.19	2,767	13,331	14,939	1,608
Call option to buy Indian Rupee in exchange for U.S. Dollar at the strike price of 75.49 INR per $1.00 USD	UBS AG	February 2022	INR 75.49	2,760	8,059	4,463	(3,596)
Call option to buy Taiwan Dollar in exchange for U.S. Dollar at the strike price of 27.82 TWD per $1.00 USD	UBS AG	February 2022	TWD 27.82	5,531	11,670	16,808	5,138

					$97,989	$120,208	$22,219

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PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Over the Counter Purchased Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.42% versus GBP-SONIA maturing on 10/10/2023	Citibank N.A.	October 2022	0.42%	$13,830	$29,939	$1,840	$(28,099)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.46% versus GBP-SONIA maturing on 10/10/2023	Citibank N.A.	October 2022	0.46	12,630	27,609	1,862	(25,747)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.52% versus GBP-SONIA maturing on 11/15/2023	Citibank N.A.	November 2022	0.52	13,810	32,429	2,933	(29,496)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.28% versus GBP-SONIA maturing on 09/08/2023	JPMorgan Chase Bank, N.A.	September 2022	0.28	11,500	21,970	866	(21,104)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.30% versus GBP-LIBOR maturing on 09/08/2023	JPMorgan Chase Bank, N.A.	September 2022	0.30	15,030	29,253	1,191	(28,062)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.70% versus USD-LIBOR-BBA maturing on 11/16/2027	JPMorgan Chase Bank, N.A.	November 2022	0.70	7,300	73,887	4,517	(69,370)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.54% versus GBP-SONIA maturing on 11/16/2023	Morgan Stanley Co., Inc.	November 2022	0.54	12,570	29,602	2,891	(26,711)

					$244,689	$16,100	$(228,589)

Over the Counter Purchased Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Put option to sell U.S. Dollar in exchange for Euro Currency at the strike price 1.14 EUR per $1.00 USD	BNP Paribas SA	February 2022	EUR 1.14	$2,434	$5,997	$28,316	$22,319
Put option to sell U.S. Dollar in exchange for Euro Currency at the strike price 1.12 EUR per $1.00 USD	Morgan Stanley Co., Inc.	February 2022	EUR 1.12	9,784	29,578	28,457	(1,121)
Put option to sell U.S. Dollar in exchange for Euro Currency at the strike price 1.11 EUR per $1.00 USD	UBS AG	February 2022	EUR 1.11	9,750	42,915	18,293	(24,622)
Put option to sell U.S. Dollar in exchange for Euro Currency at the strike price 1.12 EUR per $1.00 USD	UBS AG	February 2022	EUR 1.12	4,865	18,278	26,136	7,858

					$96,768	$101,202	$4,434

(10)	The rate shown is the 7-day yield as of January 31, 2022.
(11)	See Note 3 for cost of investments on a tax basis.

CLO — Collateralized Loan Obligation

USAID — United States Agency for International Development

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

AUD — Australian Dollar

CAD — Canadian Dollar

153

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PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — U.S. Dollar

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

6 ML – 6 Month USD LIBOR

3 M SONIA – 3 Month Sterling Overnight Index Average

12 MTA – Federal Reserve 12-Month Treasury average Index

SOFR – Secured Overnight Financing Rate

SOFR30A – Secured Overnight Financing Rate 30 Day Average

Over the Counter Written Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Call option to buy Indian Rupee in exchange for U.S. Dollar at the strike price of 74.86 INR per $1.00 USD	BNP Paribas SA	February 2022	INR 74.86	$1,387	$7,329	$5,595	$1,734
Call option to buy Singapore Dollar in exchange for U.S. Dollar at the strike price of 1.35 SGD per $1.00 USD	HSBC Bank PLC	February 2022	SGD 1.35	2,767	12,590	17,529	(4,939)
Call option to buy Taiwan Dollar in exchange for U.S. Dollar at the strike price of 27.60 TWD per $1.00 USD	JPMorgan Chase Bank, N.A.	February 2022	TWD 27.60	2,764	11,603	22,659	(11,056)
Call option to buy Singapore Dollar in exchange for U.S. Dollar at the strike price of 1.34 SGD per $1.00 USD	Morgan Stanley Co., Inc.	February 2022	SGD 1.34	2,773	12,573	18,454	(5,881)
Call option to buy Israeli New Shekel in exchange for U.S. Dollar at the strike price of 3.13 ILS per $1.00 USD	UBS AG	February 2022	ILS 3.13	1,380	13,013	20,225	(7,212)
Call option to buy Israeli New Shekel in exchange for U.S. Dollar at the strike price of 3.15 ILS per $1.00 USD	UBS AG	February 2022	ILS 3.15	1,384	12,650	16,733	(4,083)
Call option to buy Indian Rupee in exchange for U.S. Dollar at the strike price of 74.86 INR per $1.00 USD	UBS AG	February 2022	INR 74.86	1,380	8,018	5,512	2,506
Call option to buy New Zealand Dollar in exchange for Australian Dollar at the strike price of 1.08 NZD per $1.41 AUD	UBS AG	February 2022	NZD 1.08	957	2,032	2,639	(607)
Call option to buy Taiwan Dollar in exchange for U.S. Dollar at the strike price of 27.67 TWD per $1.00 USD	UBS AG	February 2022	TWD 27.67	2,766	11,202	17,196	(5,994)

					$91,010	$126,542	$(35,532)

154

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PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.35% versus EUR-EURIBOR maturing 02/16/2032	Citibank, N.A.	February 2022	0.35%	$2,010	$13,709	$2,547	$11,162
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.48% versus EUR-EURIBOR maturing 02/28/2032	Citibank, N.A.	February 2022	0.48	1,980	14,136	15,586	(1,450)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.94% versus GBP-SONIA maturing 02/07/2052	Citibank, N.A.	February 2022	0.94	210	7,556	768	6,788
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.00% versus GBP-SONIO maturing 02/14/2052	Citibank, N.A.	February 2022	1.00	210	8,769	3,591	5,178
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.55% versus USD-SOFR maturing 02/09/2032	Citibank, N.A.	February 2022	1.55	2,320	20,602	5,365	15,237
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.22% versus EUR-EURIBOR maturing 07/20/2027	Citibank, N.A.	July 2022	0.22	700	6,268	4,748	1,520
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus GBP-SONIO maturing 10/11/2032	Citibank, N.A.	October 2022	0.38	1,420	29,822	4,473	25,349
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.42% versus GBP-SONIO maturing 10/11/2032	Citibank, N.A.	October 2022	0.42	1,300	27,779	4,730	23,049
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.02% versus EUR-EURIBOR maturing 12/12/2027	Citibank, N.A.	December 2022	0.02	1,200	16,616	5,505	11,111
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.02% versus EUR-EURIBOR maturing 12/13/2027	Citibank, N.A.	December 2022	0.02	1,240	17,282	5,688	11,594
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.37% versus GBP-SONIO maturing 02/09/2032	Citibank, N.A.	February 2022	0.37	2,020	13,923	1,710	12,213
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.55% versus GBP-SONIO maturing 11/15/2032	Citibank, N.A.	November 2022	0.55	1,430	32,504	9,499	23,005
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.25% versus USD-LIBOR maturing 12/15/2023	Citibank, N.A.	December 2022	1.25	16,500	51,728	21,709	30,019
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.26% versus USD-LIBOR maturing 12/15/2023	Citibank, N.A.	December 2022	1.26	11,600	36,598	15,362	21,236
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.54% versus USD-SOFR maturing 02/27/2032	Deutsche Bank AG	February 2022	1.54	2,320	21,344	11,431	9,913
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.22% versus EUR-EURIBOR maturing 11/03/2027	Deutsche Bank AG	November 2022	0.22	1,180	19,787	10,019	9,768
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.42% versus EUR-EURIBOR maturing 02/23/2032	JPMorgan Chase Bank, N.A.	February 2022	0.42	1,990	13,858	7,857	6,001
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.96% versus GBP-SONIO maturing 02/21/2052	JPMorgan Chase Bank, N.A.	February 2022	0.96	210	8,222	1,964	6,258

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PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.36% versus GBP-SONIO maturing 09/08/2032	JPMorgan Chase Bank, N.A.	September 2022	0.36%	$1,180	$21,844	$2,720	$19,124
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.40% versus GBP-SONIO maturing 09/08/2032	JPMorgan Chase Bank, N.A.	September 2022	0.40	1,560	29,423	4,100	25,323
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.13% versus EUR-EURIBOR maturing 11/03/2027	JPMorgan Chase Bank, N.A.	November 2022	0.13	1,320	24,583	8,291	16,292
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.06% versus USD-LIBOR maturing 11/15/2052	JPMorgan Chase Bank, N.A.	November 2022	1.06	1,400	72,720	13,081	59,639
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.52% versus USD-SOFR maturing 02/17/2032	Morgan Stanley Co., Inc.	February 2022	1.52	2,320	19,285	5,546	13,739
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.62% versus USD-SOFR maturing 03/06/2032	Morgan Stanley Co., Inc.	March 2022	1.62	2,320	19,981	21,376	(1,395)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.60% versus GBP-SONIO maturing 11/16/2032	Morgan Stanley Co., Inc.	November 2022	0.60	1,300	29,632	9,878	19,754
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.13% versus EUR-EURIBOR maturing 11/03/2027	UBS AG	November 2022	0.13	1,330	22,564	8,353	14,211
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.13% versus EUR-EURIBOR maturing 11/03/2027	UBS AG	November 2022	0.13	1,320	22,395	8,291	14,104
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.13% versus EUR-EURIBOR maturing 11/03/2027	UBS AG	November 2022	0.13	1,330	22,564	8,353	14,211

					$645,494	$222,541	$422,953

Over the Counter Written Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Put option to sell Euro Currency in exchange for U.S. Dollar at the strike price of 1.12 EUR per $1.00 USD	Morgan Stanley Co., Inc.	February 2022	EUR 1.12	$4,892	$26,195	$26,280	$(85)
Put option to sell U.S. Dollar in exchange for South African Rand at the strike price of 14.90 ZAR per $1.00 USD	Morgan Stanley Co., Inc.	February 2022	ZAR 14.9	1,387	9,154	5,344	3,810
Put option to sell Euro Currency in exchange for U.S. Dollar at the strike price of 1.12 EUR per $1.00 USD	UBS AG	February 2022	EUR 1.12	4,875	38,840	18,884	19,956
Put option to sell Euro Currency in exchange for U.S. Dollar at the strike price of 1.14 EUR per $1.00 USD	UBS AG	February 2022	EUR 1.14	2,433	15,088	26,213	(11,125)
Put option to sell Australian Dollar in exchange for New Zealand Dollar at the strike price of 1.06 NZD per 1.41 AUD	UBS AG	February 2022	NZD 1.06	957	1,997	854	1,143

					$91,274	$77,575	$13,699

156

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.35% versus EUR-EURIBOR maturing 02/16/2032	Citibank, N.A.	February 2022	0.35%	$2,010	$13,709	$26,645	$(12,936)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.37% versus EUR-EURIBOR maturing 02/09/2032	Citibank, N.A.	February 2022	0.37	2,020	13,923	22,350	(8,427)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.48% versus EUR-EURIBOR maturing 02/28/2032	Citibank, N.A.	February 2022	0.48	1,980	14,136	13,478	658
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.94% versus GBP-SONIA maturing 02/07/2057	Citibank, N.A.	February 2022	0.94	210	7,556	10,624	(3,068)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.55% versus USD-SOFR maturing 02/09/2032	Citibank, N.A.	February 2022	1.55	2,320	20,602	16,400	4,202
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.22% versus EUR-EURIBOR maturing 07/20/2027	Citibank, N.A.	July 2022	0.22	700	6,268	9,152	(2,884)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.02% versus EUR-EURIBOR maturing 12/13/2027	Citibank, N.A.	December 2022	0.02	1,200	16,616	31,293	(14,677)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.02% versus EUR-EURIBOR maturing 12/13/2027	Citibank, N.A.	December 2022	0.02	1,240	16,848	32,336	(15,488)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.25% versus USD-LIBOR maturing 12/15/2023	Citibank, N.A.	December 2022	1.25	16,500	51,727	97,217	(45,490)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.26% versus USD-LIBOR maturing 12/15/2023	Citibank, N.A.	December 2022	1.26	11,600	36,598	68,104	(31,506)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.54% versus USD-SOFR maturing 02/27/2032	Deutsche Bank AG	February 2022	1.54	2,320	21,344	26,209	(4,865)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.22% versus EUR-EURIBOR maturing 11/03/2027	Deutsche Bank AG	November 2022	0.22	1,180	19,787	20,383	(596)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.42% versus EUR-EURIBOR maturing 02/23/2032	JPMorgan Chase Bank, N.A.	February 2022	0.42	1,990	13,858	18,365	(4,507)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.96% versus GBP-SONIO maturing 02/14/2052	JPMorgan Chase Bank, N.A.	February 2022	0.96	210	8,222	10,243	(2,021)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.00% versus GBP-SONIO maturing 02/21/2052	Citibank, N.A.	February 2022	1.00	210	8,769	9,143	(374)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.13% versus EUR-EURIBOR maturing 11/03/2027	JPMorgan Chase Bank, N.A.	November 2022	0.13	1,320	12,368	26,783	(14,415)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.52% versus USD-SOFR maturing 02/17/2032	Morgan Stanley Co., Inc.	February 2022	1.52	2,320	19,285	28,345	(9,060)

157

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.62% versus USD-SOFR maturing 03/06/2032	Morgan Stanley Co., Inc.	March 2022	1.62%	$2,320	$19,981	$19,623	$358
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.13% versus EUR-EURIBOR maturing 11/03/2027	UBS AG	November 2022	0.13	1,320	12,317	26,783	(14,466)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.13% versus EUR-EURIBOR maturing 11/03/2027	UBS AG	November 2022	0.13	1,330	12,308	26,986	(14,678)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 0.13% versus EUR-EURIBOR maturing 11/03/2027	UBS AG	November 2022	0.13	1,330	12,308	26,986	(14,678)

					$358,530	$567,448	$(208,918)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

13	Long	Canada 10 Year Bonds	March 2022	$1,421,297	$1,422,570	$1,273

60	Short	Euro-BOBL	March 2022	8,972,919	8,913,904	59,015

2	Short	Euro-BUXL 30 Year Bonds	March 2022	459,312	456,795	2,517

1	Short	Euro-OAT	March 2022	186,493	180,887	5,606

39	Long	U.S. Treasury 10 Year Ultra Bonds	March 2022	5,487,204	5,570,297	83,093

45	Long	U.S. Treasury 2 Year Notes	March 2022	9,735,541	9,749,531	13,990

21	Long	U.S. Treasury Ultra Bonds	March 2022	3,962,435	3,967,688	5,253

						$170,747

						Unrealized (Depreciation)

40	Long	Australian 10 Year Bonds	March 2022	$3,944,768	$3,875,094	$(69,674)

47	Long	Australian 3 Year Bonds	March 2022	3,792,613	3,774,377	(18,236)

2	Long	Euro-BTP	March 2022	335,777	327,778	(7,999)

14	Long	Euro-Bund	March 2022	2,682,339	2,659,814	(22,525)

14	Long	Euro-Schatz	March 2022	1,765,109	1,759,604	(5,505)

7	Long	Japan 10 Year Bonds	March 2022	9,244,829	9,167,883	(76,946)

273	Long	U.S. Treasury 10 Year Notes	March 2022	35,309,673	34,935,469	(374,204)

80	Long	U.S. Treasury 5 Year Notes	March 2022	9,562,500	9,536,250	(26,250)

11	Long	U.S. Treasury Long Bonds	March 2022	1,722,188	1,711,875	(10,313)

						$(611,652)

		Net Unrealized Appreciation (Depreciation)				$(440,905)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

158

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	AUD	960,182	CAD	869,136	03/16/2022	$4,675	$—
	AUD	4,467,361	USD	3,217,421	03/16/2022	58,179	—
	CAD	5,238,191	USD	4,107,201	03/16/2022	—	(13,386)
	CHF	2,233,581	EUR	2,133,178	03/16/2022	—	(14,441)
	CHF	310,588	USD	339,981	03/16/2022	4,419	—
	CLP	469,702,068	USD	570,685	02/07/2022	—	(15,543)
	CNH	4,421,923	EUR	606,366	03/16/2022	—	(10,420)
	CNH	15,438,521	USD	2,408,782	03/16/2022	—	(8,191)
	CZK	16,093,503	EUR	643,702	03/16/2022	—	(15,794)
	EUR	2,082,115	USD	2,365,003	02/03/2022	25,803	—
	EUR	8,547,927	USD	9,671,367	02/10/2022	66,670	—
	EUR	3,482,841	USD	3,926,754	02/22/2022	12,394	—
	EUR	4,507,165	USD	5,036,694	03/02/2022	—	(29,713)
	EUR	608,500	CHF	630,601	03/16/2022	—	(2,946)
	EUR	303,988	CNH	2,213,796	03/16/2022	4,748	—
	EUR	305,238	CZK	7,517,256	03/16/2022	2,243	—
	EUR	2,139,746	GBP	1,796,669	03/16/2022	9,600	—
	EUR	610,662	JPY	78,741,588	03/16/2022	—	(2,176)
	EUR	302,942	NZD	506,701	03/16/2022	—	(7,481)
	EUR	305,777	PLN	1,396,394	03/16/2022	—	(2,678)
	EUR	268,562	SEK	2,754,007	03/16/2022	—	(6,528)
	EUR	611,363	SGD	928,214	03/16/2022	—	(499)
	EUR	6,329,442	USD	7,195,059	03/16/2022	77,656	—
	GBP	259,011	AUD	479,574	03/16/2022	—	(9,108)
	GBP	257,000	CHF	317,990	03/16/2022	—	(1,992)
	GBP	259,312	EUR	301,890	03/16/2022	—	(9,188)
	GBP	255,784	JPY	39,478,129	03/16/2022	—	(729)
	GBP	4,782,955	USD	6,410,247	03/16/2022	—	(20,714)
	GBP	3,153,331	USD	4,295,484	04/05/2022	56,073	—
	HUF	146,279,143	USD	449,879	03/16/2022	—	(10,432)
	IDR	5,021,082,814	USD	347,841	02/10/2022	—	(2,265)
	ILS	3,683,005	USD	1,165,617	02/25/2022	1,614	—
	ILS	3,848,021	USD	1,217,035	03/16/2022	357	—
	INR	67,409,673	USD	897,733	02/22/2022	—	(3,845)
	INR	41,347,442	USD	551,925	02/24/2022	—	(1,015)
	INR	78,402,308	USD	1,047,911	04/13/2022	6,778	—
	JPY	457,822,432	USD	3,974,533	02/01/2022	—	(3,765)
	JPY	121,172,981	USD	1,061,616	02/16/2022	8,559	—
	JPY	2,325,570,704	USD	20,191,733	02/25/2022	—	(20,083)
	JPY	305,873,596	USD	2,685,795	03/16/2022	26,806	—
	JPY	456,732,439	USD	3,968,139	04/11/2022	—	(3,773)
	JPY	847,972,927	USD	7,335,178	06/16/2022	—	(50,429)
	KRW	3,862,498,647	USD	3,247,292	02/10/2022	43,456	—
	MXN	14,078,148	USD	652,481	03/16/2022	—	(25,143)
	NOK	1,858,802	EUR	183,115	03/16/2022	—	(2,929)
	NOK	14,464,705	USD	1,611,014	03/16/2022	—	(14,126)
	NZD	889,807	USD	619,678	02/16/2022	34,300	—
	NZD	516,773	JPY	39,243,213	03/16/2022	1,347	—
	NZD	5,154,186	USD	3,487,202	03/16/2022	98,130	—
	PLN	5,582,743	EUR	1,208,872	03/16/2022	—	(4,608)
	PLN	1,408,127	USD	343,303	03/16/2022	—	(730)
	RUB	155,169,158	USD	2,062,978	02/10/2022	60,480	—
	SEK	22,139,785	USD	2,441,794	03/16/2022	66,490	—
	SEK	4,032,604	USD	445,721	04/08/2022	12,937	—
	SGD	1,802,904	USD	1,340,449	02/25/2022	6,052	—
	SGD	1,957,609	USD	1,448,418	02/28/2022	—	(468)
	TRY	27,317,532	USD	1,824,166	03/16/2022	—	(181,787)
	TRY	13,972,476	USD	1,448,000	06/14/2022	478,784	—
	TWD	42,016,436	USD	1,526,538	02/18/2022	13,873	—
	TWD	4,151,227	USD	150,407	02/24/2022	901	—
	TWD	17,289,348	USD	621,957	02/25/2022	—	(755)
	USD	2,365,521	EUR	2,082,115	02/03/2022	—	(26,322)

159

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,037,502	ZAR	16,011,078	02/03/2022	$4,070	$—
	USD	690,721	CLP	557,490,313	02/07/2022	5,073	—
	USD	6,018,191	EUR	5,335,688	02/10/2022	—	(22,858)
	USD	581,455	IDR	8,371,212,436	02/10/2022	2,246	—
	USD	2,063,972	KRW	2,450,998,014	02/10/2022	—	(30,936)
	USD	2,029,679	RUB	149,958,384	02/10/2022	—	(94,428)
	USD	6,824,629	JPY	782,931,535	02/16/2022	—	(20,540)
	USD	1,391,186	TWD	38,272,714	02/18/2022	—	(13,302)
	USD	7,193,934	EUR	6,375,191	02/22/2022	—	(28,866)
	USD	53,937	ILS	168,823	02/22/2022	—	(584)
	USD	37,595	INR	2,814,239	02/22/2022	45	—
	USD	1,680,579	EUR	1,502,388	02/23/2022	7,987	—
	USD	25,087	INR	1,878,567	02/24/2022	35	—
	USD	1,466,104	ILS	4,627,862	02/25/2022	—	(3,482)
	USD	3,975,254	JPY	457,822,432	02/25/2022	3,736	—
	USD	1,678,696	SGD	2,258,639	02/25/2022	—	(6,992)
	USD	961,414	TWD	26,726,950	02/25/2022	1,213	—
	USD	1,235,388	SGD	1,669,269	02/28/2022	90	—
	USD	633,522	ZAR	9,705,563	02/28/2022	—	(4,342)
	USD	3,351,944	EUR	3,004,765	03/02/2022	25,648	—
	USD	205,000	BRL	1,105,258	03/03/2022	1,654	—
	USD	6,667,821	AUD	9,408,640	03/16/2022	—	(14,188)
	USD	3,053,919	CAD	3,859,368	03/16/2022	—	(17,974)
	USD	4,585,200	CHF	4,212,897	03/16/2022	—	(33,548)
	USD	3,717,387	CNH	23,772,040	03/16/2022	4,238	—
	USD	1,254,669	CZK	28,415,991	03/16/2022	51,283	—
	USD	4,652,084	EUR	4,103,062	03/16/2022	—	(38,226)
	USD	80,240	GBP	58,678	03/16/2022	—	(1,343)
	USD	343,000	HUF	112,778,400	03/16/2022	11,891	—
	USD	1,031,727	ILS	3,230,424	03/16/2022	—	(10,323)
	USD	1,571,201	JPY	179,103,156	03/16/2022	—	(14,240)
	USD	684,466	MXN	14,505,873	03/16/2022	13,746	—
	USD	982,602	NOK	8,882,402	03/16/2022	15,355	—
	USD	2,562,389	NZD	3,775,523	03/16/2022	—	(79,840)
	USD	1,402,763	PLN	5,751,958	03/16/2022	2,554	—
	USD	4,543,630	SEK	41,143,498	03/16/2022	—	(129,481)
	USD	136,921	THB	4,578,494	03/16/2022	573	—
	USD	1,381,055	TRY	19,388,564	03/16/2022	42,666	—
	USD	756,060	ZAR	12,100,830	03/16/2022	26,601	—
	USD	1,613,083	JPY	184,937,003	04/11/2022	—	(4,803)
	USD	1,734,036	INR	130,231,324	04/13/2022	—	(4,645)
	USD	5,312,088	AUD	7,512,000	04/21/2022	1,627	—
	USD	2,422,449	CAD	3,071,173	04/26/2022	—	(6,845)
	USD	1,132,747	TRY	13,972,476	06/14/2022	—	(163,531)
	ZAR	27,277,085	USD	1,747,494	02/03/2022	—	(26,966)
	ZAR	3,315,929	USD	214,068	03/16/2022	—	(400)

Net Unrealized Appreciation/(Depreciation)						$1,405,655	$(1,296,685)

AUD	— Australian Dollar	KRW	— South Korean Won
BRL	— Brazilian Real	MXN	— Mexican Peso
CAD	— Canadian Dollar	NOK	— Norwegian Krone
CHF	— Swiss Franc	NZD	— New Zealand Dollar
CLP	— Chilean Peso	PLN	— Poland Zloty
CNH	— Yuan Renminbi Offshore	RUB	— New Russian Ruble
CZK	— Czech Koruna	SEK	— Swedish Krona
EUR	— Euro Currency	SGD	— Singapore Dollar
GBP	— British Pound	THB	— Thai Baht
HUF	— Hungarian Forint	TRY	— Turkish Lira
IDR	— Indonesian Rupiah	TWD	— Taiwan Dollar
ILS	— Israeli New Shekel	USD	— United States Dollar
INR	— Indian Rupee	ZAR	— South African Rand
JPY	— Japanese Yen

160

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)

BRL	11,540	1/2/2023	Less than 1 month BRCDI/ Maturity	5.800%/Maturity	$6,126	$93,983

BRL	1,770	1/2/2023	12.400%/Maturity	Less than 1 month BRCDI/Maturity	(86)	3,089

CNY	49,577	9/15/2023	2.500%/Quarterly	3 month CNY-LIBOR/Quarterly	24,850	29,911

CAD	6,250	12/15/2023	3 month CDOR/Semi-annually	1.000%/Semi-annually	6,856	63,975

USD	18,140	12/15/2023	Less than 1 month SOFR/Annually	0.500%/Annually	69,945	134,655

BRL	8,040	1/2/2024	12.300%/Maturity	Less than 1 month BRCDI/Maturity	4,249	17,968

USD	17,250	1/12/2024	Less than 1 month SOFR/Maturity	1.290%/Annually	18,841	20,724

MXN	61,510	3/13/2024	1 month TIIE/Monthly	7.200%/Monthly	886	20,971

CNY	14,810	3/16/2024	2.250%/Quarterly	3 month CNY-LIBOR/Quarterly	1,630	6,556

NZD	10,450	3/16/2024	2.750%/Semi-annually	3 month NZDBB/Quarterly	22,794	773

PLN	7,390	3/16/2024	6 month WIBOR/Semi-annually	3.150%/Annually	13,096	33,605

PLN	13,125	3/16/2024	6 month WIBOR/Semi-annually	4.300%/Annually	17	13,695

USD	33,080	3/16/2024	Less than 1 month SOFR/Annually	0.250%/Annually	528,957	125,946

USD	7,650	3/16/2025	Less than 1 month SOFR/Annually	0.500%/Annually	152,040	47,335

CNY	13,310	9/15/2026	2.750%/Quarterly	3 month CNY-LIBOR/Quarterly	12,202	34,996

EUR	15,700	12/9/2026	12 month EURIBOR/Annually	(0.175)%/Annually	61,646	92,780

CNY	4,480	12/15/2026	2.500%/Quarterly	3 month CNY-LIBOR/Quarterly	(4,281)	12,661

BRL	5,920	1/4/2027	11.230%/Monthly	1 month CETIP/ Monthly	8,125	900

CAD	16,710	3/16/2027	3 month CDOR/Semi-annually	1.750%/Semi-annually	136,976	115,205

GBP	14,160	3/16/2027	Less than 1 month SONIA/Annually	0.500%/Annually	398,210	382,952

JPY	2,056,240	3/16/2027	12 month JPY-LIBOR/Annually	0.000%/Annually	(22,484)	71,921

NOK	7,060	3/16/2027	6 month NIBOR/Semi-annually	2.000%/Annually	2,861	3,388

USD	16,930	3/16/2027	Less than 1 month SOFR/Annually	1.000%/Annually	184,071	223,177

EUR	3,970	11/3/2027	12 month EURIBOR/Annually	0.000%/Annually	(35,925)	74,074

EUR	1,130	11/3/2027	6 month EURIBOR/Semi-annually	0.200%/Annually	9,350	2,175

EUR	1,620	12/13/2027	6 month EURIBOR/Semi-annually	0.015%/Annually	24,081	10,953

CAD	6,180	12/18/2028	3 month CDOR/Semi-annually	1.960%/Semi-annually	66,771	10,466

EUR	3,290	3/16/2029	6 month EURIBOR/Semi-annually	0.000%/Annually	(1,575)	91,637

KRW	281,660	9/15/2031	3 month KWCDC/Quarterly	1.750%/Quarterly	7,638	2,538

MXN	12,780	3/3/2032	1 month TIIE/Monthly	7.400%/Monthly	4,826	4,077

CAD	230	3/16/2032	3 month CDOR/Semi-annually	2.000%/Semi-annually	2,523	2,209

EUR	750	3/16/2032	0.250%/Annually	6 month EURIBOR/Semi-annually	(16,734)	2,999

GBP	5,450	3/16/2032	Less than 1 month SONIA/Annually	0.750%/Annually	(2,222)	342,319

NZD	1,690	3/16/2032	3 month NZDBB/Quarterly	2.750%/Semi-annually	(13,745)	23,429

PLN	3,575	3/16/2032	6 month WIBOR/Semi-annually	3.100%/Annually	(1,725)	68,527

CHF	610	3/17/2032	0.500%/Annually	12 month CHF-LIBOR/Annually	(3,264)	251

USD	9,350	3/17/2032	Less than 1 month SOFR/Annually	1.500%/Annually	39,816	66,844

USD	5,580	9/22/2036	Less than 1 month SOFR/Annually	1.630%/Annually	19,999	33,355

GBP	410	3/16/2037	Less than 1 month SONIA/Annually	1.000%/Annually	(23,187)	38,321

EUR	5,110	11/26/2041	6 month EURIBOR/Semi-annually	0.750%/Annually	(77,564)	98,570

EUR	270	3/16/2042	6 month EURIBOR/Semi-annually	0.500%/Annually	(10,000)	17,231

GBP	720	3/16/2042	Less than 1 month SONIA/Annually	1.000%/Annually	(62,656)	89,384

GBP	520	3/16/2052	Less than 1 month SONIA/Annually	1.000%/Annually	4,956	9,347

USD	2,170	3/16/2052	Less than 1 month SOFR/Annually	1.750%/Annually	(139,880)	95,034

					$1,419,010	$2,634,906

161

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)

NZD	6,080	12/15/2022	1.250%/Semi-annually	3 month NZDBB/Quarterly	$(4,756)	$(17,062)

NZD	113,560	12/15/2022	0.500%/Semi-annually	3 month NZDBB/Quarterly	(722,873)	(133,058)

BRL	13,940	1/2/2023	7.200%/Maturity	Less than 1 month BRL-LIBOR/Maturity	797	(98,092)

BRL	4,970	1/2/2023	10.565%/Maturity	Less than 1 month BRCDI/ Maturity	—	(6,918)

EUR	17,000	11/3/2023	0.000%/Annually	12 month EURIBOR/Annually	20,195	(45,476)

BRL	19,440	1/2/2024	11.814%/Monthly	Less than 1 month BRCDI/ Monthly	23,975	(1,312)

KRW	870,660	3/16/2024	1.500%/Quarterly	3 month KRW-LIBOR/Quarterly	(9,373)	(54)

NOK	183,500	3/16/2024	1.750%/Annually	6 month NIBOR/Semi-annually	(34,575)	(56,333)

SEK	91,990	3/16/2024	0.500%/Annually	3 month STIBOR/Quarterly	17,485	(14,630)

ZAR	49,763	3/16/2024	5.650%/Quarterly	3 month JIBAR/Quarterly	(4,254)	(570)

USD	8,360	7/25/2024	3 month USD-LIBOR/Quarterly	1 month USD-LIBOR + 0.09%/Quarterly	1,835	(2,215)

EUR	7,150	12/9/2024	0.000%/Annually	12 month EURIBOR/Annually	(16,037)	(45,049)

EUR	1,720	3/16/2025	0.000%/Annually	6 month EURIBOR/Semi-annually	(9,148)	(11,675)

EUR	5,780	3/16/2025	0.000%/Annually	12 month EURIBOR/Annually	(56,119)	(34,153)

CAD	7,610	12/18/2025	2.070%/Semi-annually	3 month CDOR/Semi-annually	(28,732)	(6,924)

AUD	35,320	3/16/2027	1.250%/Semi-annually	6 month BBSW/Semi-annually	(602,037)	(216,600)

EUR	8,910	3/16/2027	0.000%/Annually	6 month EURIBOR/Semi-annually	(157,275)	(97,960)

EUR	360	3/16/2027	0.000%/Annually	12 month EURIBOR/Annually	(2,432)	(4,105)

CHF	2,510	3/16/2027	0.000%/Annually	12 month CHF-LIBOR/Annually	(22,931)	(15,875)

NZD	8,640	3/16/2027	2.750%/Semi-annually	3 month NZDBB/Quarterly	29,128	(50,768)

SEK	131,200	3/16/2027	0.750%/Annually	3 month STIBOR/Quarterly	19,509	(160,706)

USD	2,370	8/15/2031	1.447%/Annually	Less than 1 month SOFR/Annually	(15,656)	(19,332)

USD	4,650	9/22/2031	1.530%/Annually	Less than 1 month SOFR/Annually	(19,989)	(24,728)

EUR	9,720	11/26/2031	0.500%/Annually	6 month EURIBOR/Semi-annually	45,079	(141,484)

EUR	2,810	12/9/2031	0.140%/Annually	12 month EURIBOR/Annually	(25,398)	(26,587)

AUD	3,190	3/16/2032	2.000%/Semi-annually	6 month BBSW/Semi-annually	2,320	(45,156)

CHF	3,450	3/16/2032	0.250%/Annually	12 month CHF-LIBOR/Annually	49,190	(67,212)

JPY	309,550	3/16/2032	0.000%/Annually	12 month JPY-TONAR/Annually	(44,945)	(1,818)

NOK	11,700	3/16/2032	2.000%/Annually	6 month NIBOR/Semi-annually	35,006	(55,949)

SEK	47,240	3/16/2032	1.000%/Annually	3 month STIBOR/Quarterly	82,061	(158,332)

USD	4,340	3/16/2032	Less than 1 month SOFR/Annually	1.500%/Annually	56,995	(8,654)

ZAR	9,650	3/16/2032	7.600%/Quarterly	3 month JIBAR/Quarterly	447	(9,387)

EUR	4,780	3/17/2032	0.500%/Annually	6 month EURIBOR/Semi-annually	666	(51,431)

GBP	1,240	3/17/2032	1.000%/Annually	Less than 1 month SONIA/Annually	(8,533)	(1,471)

NOK	8,330	3/17/2032	2.000%/Annually	6 month NIBOR/Semi-annually	(6,892)	(642)

SEK	6,860	3/17/2032	1.000%/Annually	3 month STIBOR/Quarterly	(5,271)	(8,367)

CAD	1,710	12/18/2033	2.100%/Semi-annually	3 month CDOR/Semi-annually	8,492	(49,383)

CAD	3,430	12/15/2051	2.250%/Semi-annually	3 month CDOR/Semi-annually	(20,504)	(118,932)

EUR	250	3/16/2052	0.500%/Annually	6 month EURIBOR/Semi-annually	21,183	(22,195)

					$(1,403,367)	$(1,830,595)

Total					$15,643	$804,311

BBSW	— Bank Bill Swap Reference Rate	NZDBB	— New Zealand Bank Dollar Bill
BRCDI	— Brazilian Interbank Certificate of Deposit	SOFR	— Secured Overnight Financing Rate
CETIP	— Central of Custody and Financial Settlement of Securities	SONIA	— Sterling Overnight Index Average
CDOR	— Canadian Dollar Offered Rate	STIBOR	— Stockholm Interbank Offered Rate
EURIBOR	— Euro Interbank Offered Rate	TIIE	— Interbank Equilibrium Interest Rate
JIBAR	— Johannesburg Interbank Average Rate	TONAR	— Tokyo Overnight Average Rate
LIBOR	— London Interbank Offered Rate	WIBOR	— Warsaw Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate

162

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(1)
						Value(4)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at January 31, 2022(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2022	0.2711%	$18,850	$49,553	$3,754
CDX North American Investment Grade Index	1.000%	Quarterly	12/20/2026	0.5983%	18,100	338,196	290
CDX Emerging Market Index	1.000%	Quarterly	12/20/2026	2.1095%	3,150	(102,556)	(54,975)

Total						$285,193	$(50,931)

Centrally Cleared Credit Default Swaps on Sovereign Issues — Sell Protection(1)
						Value(4)

Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at January 31, 2022(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Republic of Indonesia 3.70% due 01/08/2022	1.000%	Quarterly	6/20/2024	0.4554%	$1,220	3,793	11,965
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	6/20/2024	0.2856%	150	1,550	1,000
State of Qatar 9.75% due 06/15/2030	1.000%	Quarterly	12/20/2024	0.3114%	70	849	532

Total						$6,192	$13,497

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

163

SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$27,055,761	$—	$27,055,761
Corporate Bonds & Notes	—	59,476,226	—	59,476,226
Foreign Government Obligations	—	174,710,413	—	174,710,413
U.S. Government Agencies	—	18,485,813	—	18,485,813
U.S. Government Treasuries	—	53,316,264	—	53,316,264
Preferred Securities/Capital Securities	—	7,999,800	—	7,999,800
Options-Purchased	—	237,510	—	237,510
Short-Term Investment Securities:
Foreign Government Obligations	—	25,943,392	—	25,943,392
Registered Invesment Companies	23,611,702	—	—	23,611,702

Total Investments at Value	$23,611,702	$367,225,179	$—	$390,836,881

Other Financial Instruments:+
Over the Counter Written Call Options on Currency Contracts	$—	$4,240	$—	$4,240
Over the Counter Written Call Options on Interest Rate Swap Contracts	—	425,798	—	425,798
Over the Counter Written Put Options on Currency Contracts	—	24,909	—	24,909
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	5,218	—	5,218
Futures Contracts	170,747	—	—	170,747
Forward Foreign Currency Contracts	—	1,405,655	—	1,405,655
Centrally Cleared Interest Rate Swap Contracts	—	2,634,906	—	2,634,906
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	4,044	—	4,044
Centrally Cleared Credit Default Swaps on Sovereign Issues - Sell Protection	—	13,497	—	13,497

Total Other Financial Instruments	$170,747	$4,518,267	$—	$4,689,014

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options on Currency Contracts	$—	$39,772	$—	$39,772
Over the Counter Written Call Options on Interest Rate Swap Contracts	—	2,845	—	2,845
Over the Counter Written Put Options on Currency Contracts	—	11,210	—	11,210
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	214,136	—	214,136
Futures Contracts	611,652	—	—	611,652
Forward Foreign Currency Contracts	—	1,296,685	—	1,296,685
Centrally Cleared Interest Rate Swap Contracts	—	1,830,595	—	1,830,595
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	54,975	—	54,975

Total Other Financial Instruments	$611,652	$3,450,218	$—	$4,061,870

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

164

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Registered Investment Companies	28.7%
Exchange-Traded Funds	5.1
Applications Software	2.5
Auto-Cars/Light Trucks	2.5
Real Estate Investment Trusts	2.3
Medical-Drugs	2.2
Computers	2.2
Web Portals/ISP	1.9
Electronic Components-Semiconductors	1.8
Medical-Biomedical/Gene	1.8
Banks-Commercial	1.7
Medical Labs & Testing Services	1.6
Insurance-Life/Health	1.6
Semiconductor Equipment	1.5
Transport-Services	1.3
Hotels/Motels	1.3
Computer Services	1.2
Medical-HMO	1.1
Internet Content-Entertainment	1.1
E-Commerce/Products	1.0
Commercial Services-Finance	1.0
Oil Companies-Exploration & Production	1.0
Enterprise Software/Service	0.9
Finance-Credit Card	0.9
Insurance-Property/Casualty	0.9
Metal-Diversified	0.9
Transport-Rail	0.9
Beverages-Wine/Spirits	0.9
Transport-Marine	0.9
Power Converter/Supply Equipment	0.9
Gas-Distribution	0.9
Distribution/Wholesale	0.8
Electric-Integrated	0.7
Textile-Apparel	0.7
Chemicals-Diversified	0.7
Medical Products	0.7
Tobacco	0.6
Electronic Components-Misc.	0.6
Finance-Consumer Loans	0.6
Apparel Manufacturers	0.5
Insurance Brokers	0.5
Computer Data Security	0.5
Agricultural Operations	0.5
Machinery-Construction & Mining	0.5
Software Tools	0.5
Cable/Satellite TV	0.5
Electric-Distribution	0.5
Beverages-Non-alcoholic	0.5
Banks-Super Regional	0.5
Import/Export	0.5
Medical-Hospitals	0.5
Electric Products-Misc.	0.5
Telephone-Integrated	0.5
Metal-Copper	0.4
Diversified Minerals	0.4
Office Automation & Equipment	0.4
Instruments-Controls	0.4
Cellular Telecom	0.4
Web Hosting/Design	0.4
Building-Residential/Commercial	0.4
Consulting Services	0.4

Auto/Truck Parts & Equipment-Original	0.4%
Oil Companies-Integrated	0.4
Food-Confectionery	0.4
Cosmetics & Toiletries	0.4
Retail-Automobile	0.4
Building & Construction Products-Misc.	0.3
Retail-Auto Parts	0.3
Advertising Services	0.3
Diversified Banking Institutions	0.3
Industrial Gases	0.3
Investment Management/Advisor Services	0.3
Insurance-Reinsurance	0.3
Brewery	0.3
Internet Security	0.3
Food-Retail	0.2
Printing-Commercial	0.2
Building-Heavy Construction	0.2
Dental Supplies & Equipment	0.2
Building Products-Air & Heating	0.2
Finance-Leasing Companies	0.2
Real Estate Operations & Development	0.2
Investment Companies	0.2
Machinery-General Industrial	0.2
Retail-Restaurants	0.2
Finance-Investment Banker/Broker	0.2
Medical Instruments	0.1
Finance-Auto Loans	0.1
Agricultural Chemicals	0.1
Metal-Aluminum	0.1
E-Services/Consulting	0.1
Publishing-Newspapers	0.1
Gambling (Non-Hotel)	0.1
Resorts/Theme Parks	0.1
Food-Flour & Grain	0.1
Computer Aided Design	0.1
Medical-Generic Drugs	0.1
Networking Products	0.1
Entertainment Software	0.1
Finance-Other Services	0.1
Wire & Cable Products	0.1
Diversified Manufacturing Operations	0.1
Rental Auto/Equipment	0.1
Electric-Generation	0.1

98.8%

*	Calculated as a percentage of net assets

165

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 65.0%
Advertising Services — 0.3%
Publicis Groupe SA	1,754	$118,745

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	811	55,854

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	2,585	193,875

Apparel Manufacturers — 0.5%
Gunze, Ltd.	100	3,476
Kering SA	213	159,033
PRADA SpA	7,900	48,278

		210,787

Applications Software — 2.5%
Intuit, Inc.	355	197,107
Microsoft Corp.	1,879	584,331
ServiceNow, Inc.†	314	183,935

		965,373

Auto-Cars/Light Trucks — 2.5%
Bayerische Motoren Werke AG (Preference Shares)	1,094	93,581
Ford Motor Co.	9,221	187,186
General Motors Co.†	939	49,513
Nissan Motor Co., Ltd.†	5,400	28,739
Stellantis NV	9,304	179,818
Tesla, Inc.†	279	261,345
Volkswagen AG (Preference Shares)	774	159,511

		959,693

Auto-Heavy Duty Trucks — 0.0%
Volvo AB, Class B	732	16,506

Auto/Truck Parts & Equipment-Original — 0.4%
NGK Insulators, Ltd.	9,000	152,471

Banks-Commercial — 1.7%
Australia & New Zealand Banking Group, Ltd.	9,036	170,773
Citizens Financial Group, Inc.	667	34,331
FNB Corp.	1,008	13,023
Nordea Bank Abp	13,044	154,826
Oversea-Chinese Banking Corp., Ltd.	19,700	182,443
PacWest Bancorp	1,244	57,759
Regions Financial Corp.	1,232	28,262

		641,417

Banks-Super Regional — 0.5%
KeyCorp	7,122	178,477

Beverages-Non-alcoholic — 0.5%
Coca-Cola Consolidated, Inc.	19	10,887
Monster Beverage Corp.†	103	8,932
PepsiCo, Inc.	624	108,276
Suntory Beverage & Food, Ltd.	1,400	53,980

		182,075

Beverages-Wine/Spirits — 0.9%
Diageo PLC	803	40,477
Pernod Ricard SA	730	155,879
Treasury Wine Estates, Ltd.	18,860	142,001

		338,357

Security Description	Shares	Value (Note 2)
Brewery — 0.3%
Carlsberg A/S, Class B	242	$39,126
Heineken Holding NV	702	61,630

		100,756

Building & Construction Products-Misc. — 0.3%
Cie de Saint-Gobain	1,966	133,553

Building Products-Air & Heating — 0.2%
Lennox International, Inc.	282	79,981

Building-Heavy Construction — 0.2%
CK Infrastructure Holdings, Ltd.	2,000	12,333
MasTec, Inc.†	812	69,938

		82,271

Building-Residential/Commercial — 0.4%
D.R. Horton, Inc.	204	18,201
KB Home	1,573	66,459
LGI Homes, Inc.†	278	34,614
PulteGroup, Inc.	650	34,248

		153,522

Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	309	183,342

Casino Services — 0.0%
Mars Group Holdings Corp.	200	2,829

Cellular Telecom — 0.4%
Telstra Corp., Ltd.	55,668	154,861

Chemicals-Diversified — 0.7%
Dow, Inc.	2,703	161,450
Mitsubishi Gas Chemical Co., Inc.	2,000	38,241
Showa Denko KK	1,700	35,350
Tosoh Corp.	1,200	18,777

		253,818

Commercial Services-Finance — 1.0%
MarketAxess Holdings, Inc.	29	9,990
PayPal Holdings, Inc.†	1,228	211,143
S&P Global, Inc.	415	172,316

		393,449

Computer Aided Design — 0.1%
Dassault Systemes SE	901	43,382

Computer Data Security — 0.5%
Fortinet, Inc.†	563	167,346
Zscaler, Inc.†	128	32,910

		200,256

Computer Services — 1.2%
Accenture PLC, Class A	391	138,250
Cognizant Technology Solutions Corp., Class A	1,611	137,612
EPAM Systems, Inc.†	156	74,278
NEC Corp.	3,100	120,667

		470,807

Computers — 2.2%
Apple, Inc.	4,004	699,819
Dell Technologies, Inc., Class C†	2,578	146,456

		846,275

Computers-Memory Devices — 0.0%
Western Digital Corp.†	70	3,622

166

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consulting Services — 0.4%
Gartner, Inc.†	519	$152,529

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	1,572	129,611
Kao Corp.	200	10,008

		139,619

Data Processing/Management — 0.0%
DocuSign, Inc.†	50	6,289

Dental Supplies & Equipment — 0.2%
Patterson Cos., Inc.	2,854	81,881

Distribution/Wholesale — 0.8%
LKQ Corp.	2,801	153,747
SiteOne Landscape Supply, Inc.†	257	46,291
Toyota Tsusho Corp.	2,700	109,604

		309,642

Diversified Banking Institutions — 0.3%
Macquarie Group, Ltd.	155	20,344
Sumitomo Mitsui Financial Group, Inc.	100	3,591
UBS Group AG	4,806	89,108

		113,043

Diversified Manufacturing Operations — 0.1%
Textron, Inc.	357	24,297

Diversified Minerals — 0.4%
BHP Group, Ltd.	5,235	165,242

E-Commerce/Products — 1.0%
aka Brands Holding Corp.†	1,806	12,805
Amazon.com, Inc.†	125	373,934
eBay, Inc.	193	11,593

		398,332

E-Services/Consulting — 0.1%
Perficient, Inc.†	506	53,039

Electric Products-Misc. — 0.5%
AMETEK, Inc.	686	93,824
Emerson Electric Co.	753	69,238
Legrand SA	62	6,310
Solar A/S, Class B	59	6,309

		175,681

Electric-Distribution — 0.5%
E.ON SE	13,320	182,924

Electric-Generation — 0.1%
Electricite de France SA	1,583	15,134
SSE PLC	204	4,357

		19,491

Electric-Integrated — 0.7%
American Electric Power Co., Inc.	1,276	115,351
CMS Energy Corp.	2,551	164,233

		279,584

Electronic Components-Misc. — 0.6%
Atkore, Inc.†	207	22,310
Kyocera Corp.	1,800	111,115
Vishay Intertechnology, Inc.	4,381	90,731

		224,156

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors — 1.8%
Infineon Technologies AG	2,936	$119,933
Micron Technology, Inc.	2,205	181,405
NVIDIA Corp.	798	195,398
ON Semiconductor Corp.†	1,154	68,086
Texas Instruments, Inc.	728	130,669

		695,491

Enterprise Software/Service — 0.9%
HubSpot, Inc.†	152	74,298
Oracle Corp.	2,400	194,784
salesforce.com, Inc.†	383	89,097

		358,179

Entertainment Software — 0.1%
Konami Holdings Corp.	700	37,744

Finance-Auto Loans — 0.1%
Ally Financial, Inc.	1,178	56,214

Finance-Consumer Loans — 0.6%
Acom Co., Ltd.	27,300	76,603
Synchrony Financial	3,454	147,106

		223,709

Finance-Credit Card — 0.9%
Capital One Financial Corp.	1,189	174,462
Visa, Inc., Class A	305	68,982
Western Union Co.	5,882	111,228

		354,672

Finance-Investment Banker/Broker — 0.2%
Moelis & Co., Class A	911	51,444
Nomura Holdings, Inc.	3,700	16,321

		67,765

Finance-Leasing Companies — 0.2%
ORIX Corp.	3,800	78,432

Finance-Other Services — 0.1%
CME Group, Inc.	153	35,113

Food-Confectionery — 0.4%
Mondelez International, Inc., Class A	2,153	144,316

Food-Flour & Grain — 0.1%
Nisshin Seifun Group, Inc.	3,100	43,557

Food-Misc./Diversified — 0.0%
Conagra Brands, Inc.	225	7,821

Food-Retail — 0.2%
Koninklijke Ahold Delhaize NV	1,532	49,666
Woolworths Group, Ltd.	1,698	41,480

		91,146

Gambling (Non-Hotel) — 0.1%
Red Rock Resorts, Inc., Class A	1,091	48,571

Gas-Distribution — 0.9%
Osaka Gas Co., Ltd.	9,000	152,986
Tokyo Gas Co., Ltd.	8,900	179,763

		332,749

Hotels/Motels — 1.3%
Hilton Worldwide Holdings, Inc.†	1,152	167,167
Marriott International, Inc., Class A†	1,095	176,426
Wyndham Hotels & Resorts, Inc.	1,679	140,952

		484,545

167

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Import/Export — 0.5%
Sumitomo Corp.	11,400	$176,772

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	380	107,206

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	106	156,104

Insurance Brokers — 0.5%
BRP Group, Inc., Class A†	91	2,777
Goosehead Insurance, Inc., Class A	425	41,897
Marsh & McLennan Cos., Inc.	1,063	163,319

		207,993

Insurance-Life/Health — 1.6%
AIA Group, Ltd.	11,400	118,415
American Equity Investment Life Holding Co.	4,269	175,627
Aviva PLC	12,894	76,020
Equitable Holdings, Inc.	860	28,930
Globe Life, Inc.	482	49,309
Japan Post Holdings Co., Ltd.	15,700	133,790
Voya Financial, Inc.	605	41,116

		623,207

Insurance-Property/Casualty — 0.9%
Arch Capital Group, Ltd.†	301	13,942
Sompo Holdings, Inc.	1,200	56,147
Stewart Information Services Corp.	2,036	145,432
Tokio Marine Holdings, Inc.	1,200	71,700
Travelers Cos., Inc.	341	56,667
WR Berkley Corp.	113	9,549

		353,437

Insurance-Reinsurance — 0.3%
Reinsurance Group of America, Inc.	929	106,677

Internet Content-Entertainment — 1.1%
Meta Platforms, Inc., Class A†	1,333	417,576

Internet Security — 0.3%
Palo Alto Networks, Inc.†	187	96,754

Investment Companies — 0.2%
Investor AB, Class A	944	21,550
Investor AB, Class B	2,334	50,800

		72,350

Investment Management/Advisor Services — 0.3%
Invesco, Ltd.	1,541	34,919
Raymond James Financial, Inc.	577	61,087
Stifel Financial Corp.	145	10,861

		106,867

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	942	189,870

Machinery-General Industrial — 0.2%
Otis Worldwide Corp.	829	70,821

Medical Instruments — 0.1%
Bruker Corp.	552	36,763
Tecan Group AG	42	20,413

		57,176

Medical Labs & Testing Services — 1.6%
Eurofins Scientific SE	1,380	138,420
IQVIA Holdings, Inc.†	709	173,634

Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services (continued)
Lonza Group AG	229	$157,628
Medpace Holdings, Inc.†	897	159,182

		628,864

Medical Products — 0.7%
Align Technology, Inc.†	258	127,700
Sartorius Stedim Biotech	242	105,952
West Pharmaceutical Services, Inc.	43	16,908

		250,560

Medical-Biomedical/Gene — 1.8%
Biogen, Inc.†	629	142,154
CSL, Ltd.	450	83,571
Gilead Sciences, Inc.	2,611	179,323
Moderna, Inc.†	523	88,560
Vertex Pharmaceuticals, Inc.†	743	180,586

		674,194

Medical-Drugs — 2.2%
AbbVie, Inc.	1,167	159,751
Johnson & Johnson	1,850	318,737
Merck KGaA	788	171,777
Prestige Consumer Healthcare, Inc.†	1,256	70,901
Santen Pharmaceutical Co., Ltd.	7,500	85,422
Zoetis, Inc.	203	40,557

		847,145

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	1,134	43,171

Medical-HMO — 1.1%
Anthem, Inc.	404	178,160
Molina Healthcare, Inc.†	549	159,474
UnitedHealth Group, Inc.	188	88,843

		426,477

Medical-Hospitals — 0.5%
HCA Healthcare, Inc.	734	176,197

Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc.	100	5,166

Metal-Aluminum — 0.1%
Norsk Hydro ASA	7,029	53,975

Metal-Copper — 0.4%
Freeport-McMoRan, Inc.	4,550	169,351

Metal-Diversified — 0.9%
Anglo American PLC	4,733	207,553
Glencore PLC	6,342	33,149
Rio Tinto PLC ADR	1,543	110,170

		350,872

Metal-Iron — 0.0%
Mineral Resources, Ltd.	252	9,979

Networking Products — 0.1%
Telefonaktiebolaget LM Ericsson, Class B	3,461	42,954

Office Automation & Equipment — 0.4%
Canon, Inc.	1,800	42,508
Ricoh Co., Ltd.	14,300	120,783

		163,291

Oil Companies-Exploration & Production — 1.0%
Aker BP ASA	2,876	99,337
Hess Corp.	188	17,350

168

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Lundin Energy AB	1,246	$50,427
Marathon Oil Corp.	1,628	31,697
Matador Resources Co.	2,332	104,404
Ovintiv, Inc.	966	37,481
Range Resources Corp.†	963	18,538
SM Energy Co.	425	13,944

		373,178

Oil Companies-Integrated — 0.4%
Shell PLC	5,344	135,504
Shell PLC ADR†	178	9,149

		144,653

Pharmacy Services — 0.0%
Cigna Corp.	28	6,453

Photo Equipment & Supplies — 0.0%
Nikon Corp.	900	9,396

Pipelines — 0.0%
Targa Resources Corp.	271	16,011

Power Converter/Supply Equipment — 0.9%
ABB, Ltd.	4,225	146,029
Schneider Electric SE	1,112	189,032

		335,061

Printing-Commercial — 0.2%
Toppan Printing Co., Ltd.	4,600	87,842

Publishing-Newspapers — 0.1%
News Corp., Class A	2,244	49,907

Real Estate Investment Trusts — 2.3%
American Homes 4 Rent, Class A	3,736	146,190
Camden Property Trust	922	147,603
Equity LifeStyle Properties, Inc.	1,848	144,680
First Industrial Realty Trust, Inc.	2,455	149,215
Invitation Homes, Inc.	3,768	158,181
National Storage Affiliates Trust	2,465	151,745

		897,614

Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	1,000	6,660
Mitsui Fudosan Co., Ltd.	3,000	64,141
Sun Hung Kai Properties, Ltd.	500	6,089

		76,890

Rental Auto/Equipment — 0.1%
AMERCO	36	21,922

Resorts/Theme Parks — 0.1%
Marriott Vacations Worldwide Corp.	177	28,741
SeaWorld Entertainment, Inc.†	320	19,066

		47,807

Retail-Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	201	131,002

Retail-Automobile — 0.4%
AutoNation, Inc.†	1,260	137,340

Retail-Petroleum Products — 0.0%
Murphy USA, Inc.	44	8,653

Retail-Restaurants — 0.2%
Yum China Holdings, Inc.	1,418	68,305

Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 1.5%
Applied Materials, Inc.	481	$66,465
ASM International NV	392	136,164
ASML Holding NV	435	297,541
Tokyo Seimitsu Co., Ltd.	2,100	88,997

		589,167

Software Tools — 0.5%
VMware, Inc., Class A	1,467	188,480

Steel-Producers — 0.0%
SSAB AB, Class B†	1,768	9,215

Telephone-Integrated — 0.5%
Nippon Telegraph & Telephone Corp.	2,700	76,945
SoftBank Group Corp.	2,200	97,314

		174,259

Textile-Apparel — 0.7%
LVMH Moet Hennessy Louis Vuitton SE	314	258,182

Theaters — 0.0%
Cinemark Holdings, Inc.†	630	9,513

Tobacco — 0.6%
British American Tobacco PLC	4,842	206,080
Swedish Match AB	2,842	21,894

		227,974

Transport-Marine — 0.9%
AP Moller — Maersk A/S, Series A	55	184,064
Mitsui OSK Lines, Ltd.	1,600	123,636
Nippon Yusen KK	200	15,652
Wallenius Wilhelmsen ASA†	2,336	12,705

		336,057

Transport-Rail — 0.9%
CSX Corp.	5,145	176,062
Norfolk Southern Corp.	612	166,458

		342,520

Transport-Services — 1.3%
Deutsche Post AG	3,108	185,211
Kuehne & Nagel International AG	557	157,852
Nippon Express Holdings, Inc.	2,600	152,954

		496,017

Transport-Truck — 0.0%
Saia, Inc.†	49	13,930

Web Hosting/Design — 0.4%
VeriSign, Inc.†	707	153,546

Web Portals/ISP — 1.9%
Alphabet, Inc., Class A†	134	362,613
Alphabet, Inc., Class C†	130	352,816

		715,429

Wire & Cable Products — 0.1%
Encore Wire Corp.	252	28,398

Total Common Stocks (cost $23,415,402)		25,041,854

169

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
EXCHANGE-TRADED FUNDS — 5.1%
Vanguard Value ETF	13	$1,892
iShares Global Infrastructure ETF	30,584	1,444,788
Invesco Senior Loan ETF	17,925	393,991
Health Care Select Sector SPDR Fund ETF	907	119,026

Total Exchange-Traded Funds (cost $1,823,187)		1,959,697

Total Long-Term Investment Securities (cost $25,238,589)		27,001,551

SHORT-TERM INVESTMENT SECURITIES — 28.7%
Registered Investment Companies — 28.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1) (cost $11,042,632)	11,042,632	11,042,632

TOTAL INVESTMENTS (cost $36,281,221)(2)	98.8%	38,044,183
Other assets less liabilities	1.2	444,183

NET ASSETS	100.0%	$38,488,366

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of January 31, 2022.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

13	Long	MSCI Emerging Markets Index	March 2022	$791,427	$796,120	$4,693

						Unrealized (Depreciation)

2	Long	S&P 500 E-Mini Index	March 2022	$465,986	$450,425	$(15,561)

93	Long	U.S. Treasury 10 Year Notes	March 2022	12,012,564	11,901,094	(111,470)

						$(127,031)

		Net Unrealized Appreciation (Depreciation)				$(122,338)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection (1)
					Value(4)

Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at January 31, 2022(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	12/20/2026	0.5983%	$4,860	$113,120	$(22,233)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

170

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$16,655,595	$8,386,259	**	$—	$25,041,854
Exchange-Traded Funds	1,959,697	—		—	1,959,697
Short-Term Investment Securities	11,042,632	—		—	11,042,632

Total Investments at Value	$29,657,924	$8,386,259		$—	$38,044,183

Other Financial Instruments:†
Futures Contracts	$4,693	$—		$—	$4,693

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$127,031	$—		$—	$127,031
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	22,233		—	22,233

Total Other Financial Instruments	$127,031	$22,233		$—	$149,264

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

171

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	53.3%
Domestic Fixed Income Investment Companies	37.3
International Equity Investment Companies	9.5

100.1%

*	Calculated as a percentage of net assets

172

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 53.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,908,839	$103,031,073
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	939,861	13,609,184
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	833,615	11,337,164

Total Domestic Equity Investment Companies (cost $96,338,668)		127,977,421

Domestic Fixed Income Investment Companies — 37.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,925,951	41,497,300
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,628,068	47,946,787

Total Domestic Fixed Income Investment Companies (cost $91,876,109)		89,444,087

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 9.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $19,992,347)	1,770,344	$22,890,553

TOTAL INVESTMENTS (cost $208,207,124)(1)	100.1%	240,312,061
Liabilities in excess of other assets	(0.1)	(132,415)

NET ASSETS	100.0%	$240,179,646

@	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$240,312,061	$—	$—	$240,312,061

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

173

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	68.2%
Domestic Fixed Income Investment Companies	17.5
International Equity Investment Companies	14.3

100.0%

*	Calculated as a percentage of net assets

174

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 68.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,863,948	$243,121,047
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,359,882	48,651,092
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,607,696	21,864,671

Total Domestic Equity Investment Companies (cost $234,849,127)		313,636,810

Domestic Fixed Income Investment Companies — 17.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,545,419	37,475,083
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,176,608	43,269,656

Total Domestic Fixed Income Investment Companies (cost $82,986,876)		80,744,739

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 14.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $58,079,663)	5,103,100	$65,983,077

TOTAL INVESTMENTS (cost $375,915,666)(1)	100.0%	460,364,626
Liabilities in excess of other assets	(0.0)	(203,389)

NET ASSETS	100.0%	$460,161,237

@	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$460,364,626	$—	$—	$460,364,626

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

175

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	73.2%
International Equity Investment Companies	19.1
Domestic Fixed Income Investment Companies	7.8

100.1%

*	Calculated as a percentage of net assets

176

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 73.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	20,074,484	$711,038,227
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	8,824,658	127,781,049
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,301,871	58,505,440

Total Domestic Equity Investment Companies (cost $673,633,204)		897,324,716

Domestic Fixed Income Investment Companies — 7.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,220,781	44,613,658
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,939,378	51,171,954

Total Domestic Fixed Income Investment Companies (cost $99,490,687)		95,785,612

Security Description	Shares	Value (Note 2)
International Equity Investment Companies — 19.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $205,521,750)	18,068,148	$233,621,159

TOTAL INVESTMENTS (cost $978,645,641)(1)	100.1%	1,226,731,487
Liabilities in excess of other assets	(0.1)	(471,463)

NET ASSETS	100.0%	$1,226,260,024

@ The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website,www.aig.com/getprospectus.

#	See Note 8
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$1,226,731,487	$—	$—	$1,226,731,487

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

177

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Medical-Drugs	7.6%
Repurchase Agreements	6.5
Banks-Commercial	5.1
Diversified Banking Institutions	4.6
Auto-Cars/Light Trucks	3.2
Oil Companies-Integrated	3.1
Food-Misc./Diversified	2.5
Semiconductor Equipment	2.2
Insurance-Life/Health	2.1
Exchange-Traded Funds	1.8
Cosmetics & Toiletries	1.8
Telephone-Integrated	1.7
Food-Retail	1.5
Metal-Diversified	1.4
Chemicals-Diversified	1.3
Textile-Apparel	1.2
Insurance-Multi-line	1.2
Industrial Automated/Robotic	1.2
Electric-Integrated	1.1
Chemicals-Specialty	1.0
Electronic Components-Misc.	1.0
Diversified Minerals	1.0
Finance-Other Services	1.0
Medical Products	1.0
Real Estate Investment Trusts	0.9
Audio/Video Products	0.9
Brewery	0.9
Beverages-Wine/Spirits	0.8
Enterprise Software/Service	0.8
Import/Export	0.8
Building & Construction Products-Misc.	0.8
Tobacco	0.8
Power Converter/Supply Equipment	0.8
Diversified Manufacturing Operations	0.8
Computer Services	0.8
Retail-Apparel/Shoe	0.8
Commercial Services	0.8
Cellular Telecom	0.7
Real Estate Operations & Development	0.7
Medical-Biomedical/Gene	0.7
Machinery-Electrical	0.7
U.S. Government Treasuries	0.7
Apparel Manufacturers	0.7
Electronic Components-Semiconductors	0.7
Transport-Services	0.6
Machinery-General Industrial	0.6
Aerospace/Defense-Equipment	0.6
Building-Heavy Construction	0.6
Insurance-Property/Casualty	0.6
Internet Content-Information/News	0.5
Electric-Generation	0.5
Investment Companies	0.5
Retail-Jewelry	0.5
Commercial Services-Finance	0.5
Real Estate Management/Services	0.5
Electric-Distribution	0.5
Insurance-Reinsurance	0.5
Building Products-Cement	0.5
Paper & Related Products	0.5
Distribution/Wholesale	0.5
Human Resources	0.4

Medical Instruments	0.4%
Industrial Gases	0.4
Auto/Truck Parts & Equipment-Original	0.4
Soap & Cleaning Preparation	0.4
Machinery-Construction & Mining	0.4
Building Products-Air & Heating	0.4
Private Equity	0.4
Medical Labs & Testing Services	0.4
Toys	0.4
Networking Products	0.4
Retail-Building Products	0.4
Rubber-Tires	0.4
Athletic Footwear	0.4
Auto-Heavy Duty Trucks	0.4
Transport-Rail	0.3
Building-Residential/Commercial	0.3
Oil Companies-Exploration & Production	0.3
Optical Supplies	0.3
Aerospace/Defense	0.3
Transport-Marine	0.3
Food-Catering	0.3
Electronic Measurement Instruments	0.3
Water	0.3
Public Thoroughfares	0.3
Gambling (Non-Hotel)	0.2
Office Automation & Equipment	0.2
Steel-Producers	0.2
Investment Management/Advisor Services	0.2
Oil Refining & Marketing	0.2
Building & Construction-Misc.	0.2
Food-Dairy Products	0.2
Machinery-Farming	0.2
Gas-Distribution	0.2
E-Commerce/Products	0.2
Resorts/Theme Parks	0.2
Diversified Operations	0.2
Multimedia	0.2
Energy-Alternate Sources	0.2
Computer Aided Design	0.2
Rental Auto/Equipment	0.2
Food-Confectionery	0.2
Telecom Services	0.2
Electric Products-Misc.	0.2
Dialysis Centers	0.2
Finance-Investment Banker/Broker	0.2
Airport Development/Maintenance	0.2
Electronic Security Devices	0.2
Advertising Services	0.2
Casino Hotels	0.2
Electric-Transmission	0.2
E-Commerce/Services	0.2
Metal Processors & Fabrication	0.2
Entertainment Software	0.1
Finance-Leasing Companies	0.1
Hotels/Motels	0.1
Coatings/Paint	0.1
Publishing-Periodicals	0.1
Beverages-Non-alcoholic	0.1
Metal-Iron	0.1
Gold Mining	0.1
Machine Tools & Related Products	0.1

178

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Security Services	0.1%
Advertising Agencies	0.1
Computer Data Security	0.1
Music	0.1
Miscellaneous Manufacturing	0.1
Casino Services	0.1
Computers-Integrated Systems	0.1
Bicycle Manufacturing	0.1
Telecommunication Equipment	0.1
Diagnostic Equipment	0.1
Applications Software	0.1
Diagnostic Kits	0.1
Computers-Periphery Equipment	0.1
Fisheries	0.1
Semiconductor Components-Integrated Circuits	0.1
Building Products-Doors & Windows	0.1
Web Portals/ISP	0.1
Machinery-Material Handling	0.1
Consulting Services	0.1
Building-Maintenance & Services	0.1
Internet Gambling	0.1
MRI/Medical Diagnostic Imaging	0.1
Gas-Transportation	0.1
Filtration/Separation Products	0.1
Respiratory Products	0.1
Metal-Aluminum	0.1
Diversified Operations/Commercial Services	0.1
Electronics-Military	0.1
Medical-Generic Drugs	0.1
Metal Products-Distribution	0.1
Wire & Cable Products	0.1
Tools-Hand Held	0.1
Medical-Hospitals	0.1
Pipelines	0.1
Motorcycle/Motor Scooter	0.1
Internet Security	0.1

99.3%

Country Allocation*

Japan	20.3%
United Kingdom	12.8
France	9.8
Switzerland	9.2
United States	9.0
Germany	8.0
Australia	6.2
Netherlands	5.4
Sweden	3.2
Denmark	2.3
Spain	2.1
Hong Kong	2.0
Italy	1.7
Finland	1.1
Singapore	1.0
Jersey	0.8
Ireland	0.7
Belgium	0.7
Israel	0.6
Norway	0.6
Cayman Islands	0.6
Luxembourg	0.3
New Zealand	0.2
Austria	0.2
Portugal	0.2
Bermuda	0.1
SupraNational	0.1
Isle of Man	0.1

99.3%

*	Calculated as a percentage of net assets

179

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 90.3%
Australia — 6.2%
Ampol, Ltd.	9,883	$209,367
APA Group	48,933	331,970
Aristocrat Leisure, Ltd.	24,943	724,578
ASX, Ltd.	8,029	477,687
Aurizon Holdings, Ltd.	76,339	191,541
AusNet Services, Ltd.	78,824	144,819
Australia & New Zealand Banking Group, Ltd.	117,831	2,226,915
BHP Group, Ltd. (LSE)	87,418	2,759,331
BHP Group, Ltd. (ASE)	122,109	3,918,968
BlueScope Steel, Ltd.	20,894	273,125
Brambles, Ltd.	59,674	410,727
Cochlear, Ltd.	2,727	373,334
Coles Group, Ltd.	55,211	636,395
Commonwealth Bank of Australia	73,429	4,885,309
Computershare, Ltd.	22,534	312,036
Crown Resorts, Ltd.†	15,446	132,923
CSL, Ltd.	18,838	3,498,467
Dexus†	44,606	326,330
Domino’s Pizza Enterprises, Ltd.	2,512	185,756
Endeavour Group, Ltd.	55,626	249,294
Evolution Mining, Ltd.	75,856	190,179
Fortescue Metals Group, Ltd.	70,091	992,413
Goodman Group	68,818	1,135,476
GPT Group	79,285	282,152
IDP Education, Ltd.	8,640	181,195
Insurance Australia Group, Ltd.	102,234	307,827
Lendlease Corp., Ltd.	28,557	202,524
Macquarie Group, Ltd.	14,502	1,903,386
Magellan Financial Group, Ltd.	5,716	75,983
Medibank Private, Ltd.	114,215	251,215
Mirvac Group	163,300	304,616
National Australia Bank, Ltd.	136,298	2,628,302
Newcrest Mining, Ltd.	33,828	520,558
Northern Star Resources, Ltd.	45,839	272,122
Orica, Ltd.	16,876	167,006
Origin Energy, Ltd.	73,041	292,027
Qantas Airways, Ltd.†	38,327	131,511
QBE Insurance Group, Ltd.	61,056	483,717
Ramsay Health Care, Ltd.	7,594	338,982
REA Group, Ltd.	2,191	227,494
Reece, Ltd.	12,055	186,471
Rio Tinto, Ltd.	15,364	1,219,970
Santos, Ltd.	129,121	654,016
Scentre Group	215,257	449,390
SEEK, Ltd.	13,930	288,787
Sonic Healthcare, Ltd.	18,830	503,436
South32, Ltd.	193,477	531,311
Stockland	99,001	286,501
Suncorp Group, Ltd.	53,208	418,402
Sydney Airport†	54,842	336,129
Tabcorp Holdings, Ltd.	92,136	324,033
Telstra Corp., Ltd.	172,635	480,247
Transurban Group	126,174	1,114,824
Treasury Wine Estates, Ltd.	29,937	225,402
Vicinity Centres	160,475	186,208
Washington H. Soul Pattinson & Co., Ltd.	8,980	173,773
Wesfarmers, Ltd.	46,929	1,767,878
Westpac Banking Corp.	151,841	2,191,293
WiseTech Global, Ltd.	6,064	198,024
Woodside Petroleum, Ltd.	39,883	709,412

Security Description	Shares	Value (Note 2)
Australia (continued)
Woolworths Group, Ltd.	52,468	$1,281,710

		46,684,774

Austria — 0.2%
Erste Group Bank AG	14,232	662,206
OMV AG	6,108	371,503
Raiffeisen Bank International AG	6,139	171,898
Verbund AG	2,824	298,995
voestalpine AG	4,813	160,667

		1,665,269

Belgium — 0.7%
Ageas SA/NV	7,116	342,337
Anheuser-Busch InBev SA NV	31,537	1,986,988
Elia Group SA	1,282	172,954
Etablissements Franz Colruyt NV	2,258	91,631
Groupe Bruxelles Lambert SA	4,675	501,679
KBC Group NV	10,348	898,251
Proximus SADP	6,309	128,668
Sofina SA	639	254,639
Solvay SA	3,074	370,221
UCB SA	5,233	519,475
Umicore SA	8,175	309,065

		5,575,908

Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	27,500	169,585
Hongkong Land Holdings, Ltd.	48,400	262,323
Jardine Matheson Holdings, Ltd.	9,000	531,890

		963,798

Cayman Islands — 0.6%
Budweiser Brewing Co. APAC, Ltd.*	71,400	188,426
Chow Tai Fook Jewellery Group, Ltd.	82,800	145,121
CK Asset Holdings, Ltd.	83,000	552,773
CK Hutchison Holdings, Ltd.	111,000	787,022
ESR Cayman, Ltd.†*	82,400	278,588
Futu Holdings, Ltd. ADR†	2,112	91,344
Melco Resorts & Entertainment, Ltd. ADR†	8,934	94,343
Sands China, Ltd.†	100,400	281,647
Sea, Ltd. ADR†	5,662	851,055
SITC International Holdings Co., Ltd.	55,000	208,761
WH Group, Ltd.*	345,500	230,525
Wharf Real Estate Investment Co., Ltd.	69,000	327,636
Xinyi Glass Holdings, Ltd.	76,000	201,524

		4,238,765

Denmark — 2.3%
Ambu A/S, Class B	6,947	147,246
AP Moller-Maersk A/S, Series A	131	438,407
AP Moller-Maersk A/S, Series B	240	861,241
Carlsberg A/S, Class B	4,156	671,925
Chr. Hansen Holding A/S	4,374	350,565
Coloplast A/S, Class B	4,917	714,557
Danske Bank A/S	28,605	554,178
Demant A/S†	4,481	198,212
DSV A/S	8,444	1,717,085
Genmab A/S†	2,721	924,396
GN Store Nord A/S	5,157	311,913
Novo Nordisk A/S, Class B	69,698	6,977,362
Novozymes A/S, Class B	8,502	583,877
Orsted A/S*	7,830	834,294
Pandora A/S	4,139	448,714

180

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Denmark (continued)
ROCKWOOL International A/S, Class B	347	$132,695
Tryg A/S	14,933	352,513
Vestas Wind Systems A/S	41,798	1,124,130

		17,343,310

Finland — 1.1%
Elisa Oyj	5,899	346,829
Fortum Oyj	18,383	501,160
Kesko Oyj, Class B	11,327	359,057
Kone Oyj, Class B	14,068	914,611
Neste Oyj	17,510	785,798
Nokia Oyj†	223,160	1,323,405
Nordea Bank Abp	134,101	1,591,710
Orion Oyj, Class B	4,400	178,729
Sampo Oyj, Class A	20,643	1,026,046
Stora Enso Oyj, Class R	24,127	491,624
UPM-Kymmene Oyj	22,091	804,729
Wartsila Oyj Abp	19,632	243,225

		8,566,923

France — 9.8%
Accor SA†	7,046	258,340
Aeroports de Paris†	1,231	166,659
Air Liquide SA	19,608	3,362,716
Alstom SA	13,110	425,471
Amundi SA*	2,520	196,361
Arkema SA	2,546	375,455
AXA SA	80,111	2,535,570
BioMerieux	1,718	201,196
BNP Paribas SA	46,556	3,327,015
Bollore SA	36,656	197,761
Bouygues SA	9,475	333,423
Bureau Veritas SA	12,194	349,225
Capgemini SE	6,637	1,488,028
Carrefour SA	26,097	496,845
Cie de Saint-Gobain	20,941	1,422,554
Cie Generale des Etablissements Michelin SCA	7,013	1,173,769
CNP Assurances	7,119	174,510
Covivio	2,157	179,926
Credit Agricole SA	51,191	768,409
Danone SA	27,038	1,684,450
Dassault Aviation SA	1,036	122,657
Dassault Systemes SE	27,519	1,324,998
Edenred	10,330	442,727
Eiffage SA	3,447	361,546
Electricite de France SA	19,605	187,428
Engie SA	75,596	1,158,218
EssilorLuxottica SA	11,885	2,253,690
Eurazeo SE	1,642	130,443
Faurecia SE	4,866	213,480
Gecina SA	1,904	257,702
Getlink SE	18,247	287,815
Hermes International	1,311	1,964,185
Ipsen SA	1,564	152,228
Kering SA	3,104	2,317,551
Klepierre SA	8,413	223,127
L’Oreal SA	10,387	4,446,394
La Francaise des Jeux SAEM*	3,961	163,695
Legrand SA	11,069	1,126,470
LVMH Moet Hennessy Louis Vuitton SE	11,491	9,448,296

Security Description	Shares	Value (Note 2)
France (continued)
Orange SA	82,574	$967,847
Orpea SA	2,144	93,884
Pernod Ricard SA	8,672	1,851,757
Publicis Groupe SA	9,437	638,879
Remy Cointreau SA	943	196,636
Renault SA†	7,971	316,246
Safran SA	14,146	1,716,222
Sanofi	47,058	4,891,740
Sartorius Stedim Biotech	1,145	501,302
Schneider Electric SE	22,374	3,803,424
SEB SA	1,148	174,199
Societe Generale SA	33,555	1,244,884
Sodexo SA	3,670	339,953
Teleperformance	2,431	915,968
Thales SA	4,425	406,775
TotalEnergies SE	103,822	5,880,682
Ubisoft Entertainment SA†	3,841	219,690
Valeo SA	9,523	266,109
Veolia Environnement SA	27,131	981,725
Vinci SA	22,262	2,435,288
Vivendi SE	32,110	420,810
Wendel SE	1,112	120,915
Worldline SA†*	9,854	478,718

		74,563,986

Germany — 8.0%
adidas AG	7,881	2,146,383
Allianz SE	17,065	4,370,659
BASF SE	38,015	2,887,053
Bayer AG	40,662	2,465,132
Bayerische Motoren Werke AG	13,704	1,431,569
Bayerische Motoren Werke AG (Preference Shares)	2,392	204,612
Bechtle AG	3,397	202,013
Beiersdorf AG	4,181	413,938
Brenntag SE	6,395	543,941
Carl Zeiss Meditec AG	1,669	265,566
Commerzbank AG†	41,551	354,044
Continental AG†	4,562	436,764
Covestro AG*	8,012	476,404
Daimler Truck Holding AG†	17,712	624,417
Delivery Hero SE†*	6,705	512,080
Deutsche Bank AG†	85,543	1,175,141
Deutsche Boerse AG	7,865	1,388,840
Deutsche Lufthansa AG†	24,790	190,316
Deutsche Post AG	41,028	2,444,928
Deutsche Telekom AG	137,953	2,585,347
E.ON SE	92,925	1,276,140
Evonik Industries AG	8,696	281,321
Fresenius Medical Care AG & Co. KGaA	8,503	573,974
Fresenius SE & Co. KGaA	17,342	712,458
Fuchs Petrolub SE (Preference Shares)†	2,882	124,133
GEA Group AG	6,363	298,392
Hannover Rueck SE	2,501	501,687
HeidelbergCement AG	6,172	424,933
HelloFresh SE†	6,836	449,327
Henkel AG & Co. KGaA	4,309	338,997
Henkel AG & Co. KGaA (Preference Shares)	7,374	600,476
Infineon Technologies AG	54,052	2,207,973
KION Group AG	2,993	273,076
Knorr-Bremse AG	3,008	303,450

181

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Germany (continued)
LANXESS AG	3,445	$207,961
LEG Immobilien SE	3,015	398,234
Mercedes-Benz Group AG	35,425	2,788,562
Merck KGaA	5,349	1,166,037
MTU Aero Engines AG	2,215	467,079
Muenchener Rueckversicherungs-Gesellschaft AG	5,798	1,818,460
Nemetschek SE	2,395	218,561
Porsche Automobil Holding SE (Preference Shares)	6,338	588,252
Puma SE	4,378	463,365
Rational AG	213	176,952
RWE AG	26,589	1,117,189
SAP SE	43,220	5,351,085
Sartorius AG (Preference Shares)	1,084	580,322
Scout24 AG*	3,629	214,852
Siemens AG	31,663	4,978,422
Siemens Energy AG†	16,575	368,666
Siemens Healthineers AG*	11,672	744,097
Symrise AG	5,325	635,366
Telefonica Deutschland Holding AG	43,177	123,249
Uniper SE	3,795	170,710
United Internet AG	4,022	156,608
Volkswagen AG	1,347	384,956
Volkswagen AG (Preference Shares)	7,681	1,582,955
Vonovia SE	30,536	1,729,874
Zalando SE†*	9,198	722,701

		60,639,999

Hong Kong — 2.0%
AIA Group, Ltd.	500,600	5,199,864
BOC Hong Kong Holdings, Ltd.	153,000	589,638
CLP Holdings, Ltd.	68,000	679,397
Galaxy Entertainment Group, Ltd.†	91,000	529,143
Hang Lung Properties, Ltd.	84,000	179,799
Hang Seng Bank, Ltd.	31,600	624,496
Henderson Land Development Co., Ltd.	59,349	259,631
Hong Kong & China Gas Co., Ltd.	463,967	714,505
Hong Kong Exchanges & Clearing, Ltd.	49,800	2,810,594
Link REIT	86,600	742,591
MTR Corp., Ltd.	64,000	345,845
New World Development Co., Ltd.	63,500	258,675
Power Assets Holdings, Ltd.	57,000	350,608
Sino Land Co., Ltd.	138,000	178,835
Sun Hung Kai Properties, Ltd.	54,000	657,630
Swire Pacific, Ltd., Class A	20,500	123,728
Swire Properties, Ltd.	48,600	129,796
Techtronic Industries Co., Ltd.	57,000	937,098

		15,311,873

Ireland — 0.7%
CRH PLC	32,243	1,620,913
DCC PLC	4,088	343,143
Flutter Entertainment PLC†	6,896	1,051,395
James Hardie Industries PLC CDI	18,425	618,669
Kerry Group PLC, Class A	6,587	830,081
Kingspan Group PLC	6,376	616,282
Smurfit Kappa Group PLC	10,205	537,972

		5,618,455

Isle of Man — 0.1%
Entain PLC†	24,278	524,548

Security Description	Shares	Value (Note 2)
Israel — 0.6%
Azrieli Group, Ltd.	1,760	$158,932
Bank Hapoalim BM	47,112	488,457
Bank Leumi Le-Israel BM	60,135	644,140
Check Point Software Technologies, Ltd.†	4,439	537,163
CyberArk Software, Ltd.†	1,613	221,223
Elbit Systems, Ltd.	1,099	183,105
Fiverr International, Ltd.†	1,187	101,263
ICL Group, Ltd.	29,292	264,868
Inmode, Ltd.†	2,050	98,871
Israel Discount Bank, Ltd., Class A	48,275	323,347
Kornit Digital, Ltd.†	1,942	204,027
Mizrahi Tefahot Bank, Ltd.	5,822	224,755
NICE, Ltd.†	2,612	669,436
Teva Pharmaceutical Industries, Ltd. ADR†	45,720	385,420
Wix.com, Ltd.†	2,361	310,165

		4,815,172

Italy — 1.7%
Amplifon SpA	5,164	218,727
Assicurazioni Generali SpA	45,808	961,418
Atlantia SpA†	20,549	380,766
DiaSorin SpA	1,044	160,899
Enel SpA	336,636	2,580,891
Eni SpA	104,464	1,566,369
FinecoBank Banca Fineco SpA	25,294	424,357
Infrastrutture Wireless Italiane SpA*	13,938	150,240
Intesa Sanpaolo SpA	683,587	2,020,717
Iveco Group NV†	1	8
Mediobanca Banca di Credito Finanziario SpA	25,758	294,587
Moncler SpA	8,496	542,279
Nexi SpA†*	19,373	283,498
Poste Italiane SpA*	21,667	289,597
Prysmian SpA	10,564	355,456
Recordati Industria Chimica e Farmaceutica SpA	4,336	242,002
Snam SpA	83,629	467,085
Telecom Italia SpA	413,237	194,332
Terna SpA	58,351	457,091
UniCredit SpA	88,217	1,391,507

		12,981,826

Japan — 20.3%
Advantest Corp.	8,300	707,550
Aeon Co., Ltd.	27,100	617,925
AGC, Inc.	8,000	366,649
Aisin Corp.	6,200	225,655
Ajinomoto Co., Inc.	19,300	539,143
ANA Holdings, Inc.†	6,600	139,172
Asahi Group Holdings, Ltd.	18,900	772,459
Asahi Intecc Co., Ltd.	9,000	153,422
Asahi Kasei Corp.	51,900	510,310
Astellas Pharma, Inc.	77,000	1,238,841
Azbil Corp.	5,100	200,852
Bandai Namco Holdings, Inc.	8,300	583,615
Benefit One, Inc.	3,300	100,280
Bridgestone Corp.	23,600	1,036,048
Brother Industries, Ltd.	9,800	181,093
Canon, Inc.	41,400	977,679
Capcom Co., Ltd.	7,300	176,101
Central Japan Railway Co.	5,900	781,121
Chiba Bank, Ltd.	22,000	142,469

182

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Chubu Electric Power Co., Inc.	26,700	$267,779
Chugai Pharmaceutical Co., Ltd.	27,800	902,699
Concordia Financial Group, Ltd.	45,100	185,375
Cosmos Pharmaceutical Corp.	754	94,528
CyberAgent, Inc.	16,700	194,599
Dai Nippon Printing Co., Ltd.	9,200	221,537
Dai-ichi Life Holdings, Inc.	41,600	935,724
Daifuku Co., Ltd.	4,150	288,533
Daiichi Sankyo Co., Ltd.	72,500	1,623,226
Daikin Industries, Ltd.	10,400	2,184,994
Daito Trust Construction Co., Ltd.	2,700	309,177
Daiwa House Industry Co., Ltd.	23,400	682,860
Daiwa House REIT Investment Corp.	91	271,211
Daiwa Securities Group, Inc.	59,900	361,050
Denso Corp.	17,900	1,334,546
Dentsu Group, Inc.	9,000	311,497
Disco Corp.	1,100	301,859
East Japan Railway Co.	12,500	715,708
Eisai Co., Ltd.	9,800	495,229
ENEOS Holdings, Inc.	127,250	503,424
FANUC Corp.	8,000	1,583,111
Fast Retailing Co., Ltd.	2,400	1,410,291
Fuji Electric Co., Ltd.	5,300	285,223
FUJIFILM Holdings Corp.	14,900	997,487
Fujitsu, Ltd.	8,100	1,068,342
GLP J-REIT	177	285,216
GMO Payment Gateway, Inc.	1,700	148,608
Hakuhodo DY Holdings, Inc.	9,700	148,704
Hamamatsu Photonics KK	5,800	297,028
Hankyu Hanshin Holdings, Inc.	9,500	276,916
Hikari Tsushin, Inc.	800	95,998
Hino Motors, Ltd.	11,900	103,315
Hirose Electric Co., Ltd.	1,235	184,502
Hitachi Construction Machinery Co., Ltd.	4,400	112,650
Hitachi Metals, Ltd.†	8,800	158,430
Hitachi, Ltd.	40,000	2,084,992
Honda Motor Co., Ltd.	67,400	1,978,685
Hoshizaki Corp.	2,300	170,462
Hoya Corp.	15,300	1,981,250
Hulic Co., Ltd.	15,800	152,856
Ibiden Co., Ltd.	4,400	245,625
Idemitsu Kosan Co., Ltd.	8,596	219,028
Iida Group Holdings Co., Ltd.	6,200	129,120
Inpex Corp.	42,400	425,714
Isuzu Motors, Ltd.	24,200	296,406
Ito En, Ltd.	2,249	121,543
ITOCHU Corp.	49,200	1,580,412
Itochu Techno-Solutions Corp.	4,000	109,128
Japan Airlines Co., Ltd.†	5,900	111,384
Japan Exchange Group, Inc.	21,000	433,205
Japan Metropolitan Fund Investment Corp.	290	244,414
Japan Post Bank Co., Ltd.	16,800	165,480
Japan Post Holdings Co., Ltd.	101,400	864,099
Japan Post Insurance Co., Ltd.	8,300	144,913
Japan Real Estate Investment Corp.	52	285,593
Japan Tobacco, Inc.	49,600	994,042
JFE Holdings, Inc.	20,400	261,646
JSR Corp.	8,400	279,933
Kajima Corp.	18,600	224,818
Kakaku.com, Inc.	5,600	115,877

Security Description	Shares	Value (Note 2)
Japan (continued)
Kansai Electric Power Co., Inc.	29,200	$276,022
Kansai Paint Co., Ltd.	7,300	151,576
Kao Corp.	19,600	980,732
KDDI Corp.	66,800	2,122,560
Keio Corp.	4,200	189,125
Keisei Electric Railway Co., Ltd.	5,400	152,747
Keyence Corp.	8,100	4,165,520
Kikkoman Corp.	6,000	454,009
Kintetsu Group Holdings Co., Ltd.†	7,100	206,499
Kirin Holdings Co., Ltd.	34,100	546,426
Kobayashi Pharmaceutical Co., Ltd.	2,200	171,866
Kobe Bussan Co., Ltd.	5,624	175,130
Koei Tecmo Holdings Co, Ltd.	2,410	86,853
Koito Manufacturing Co., Ltd.	4,300	216,074
Komatsu, Ltd.	36,300	893,644
Konami Holdings Corp.	3,900	210,290
Kose Corp.	1,400	128,024
Kubota Corp.	42,500	911,856
Kurita Water Industries, Ltd.	4,100	168,082
Kyocera Corp.	13,300	821,016
Kyowa Kirin Co., Ltd.	11,200	280,907
Lasertec Corp.†	3,065	687,008
Lawson, Inc.	2,100	92,412
Lion Corp.	9,300	121,485
LIXIL Corp.	11,000	252,170
M3, Inc.	18,200	697,570
Makita Corp.	9,300	348,095
Marubeni Corp.	64,800	671,098
Mazda Motor Corp.†	23,600	182,831
McDonald’s Holdings Co. Japan, Ltd.	3,300	144,024
Medipal Holdings Corp.	7,600	136,843
MEIJI Holdings Co., Ltd.	5,100	318,504
Mercari, Inc.†	4,300	162,224
Minebea Mitsumi, Inc.	15,000	368,121
MISUMI Group, Inc.	11,800	384,021
Mitsubishi Chemical Holdings Corp.	53,100	417,133
Mitsubishi Corp.	52,200	1,772,149
Mitsubishi Electric Corp.	75,500	947,051
Mitsubishi Estate Co., Ltd.	49,000	709,203
Mitsubishi Gas Chemical Co., Inc.	6,600	126,196
Mitsubishi HC Capital, Inc.	27,400	141,773
Mitsubishi Heavy Industries, Ltd.	13,300	360,263
Mitsubishi UFJ Financial Group, Inc.	505,900	3,058,119
Mitsui & Co., Ltd.	64,600	1,616,098
Mitsui Chemicals, Inc.	7,700	205,584
Mitsui Fudosan Co., Ltd.	38,000	812,457
Miura Co., Ltd.	3,666	108,502
Mizuho Financial Group, Inc.	99,880	1,347,756
MonotaRO Co., Ltd.	10,400	169,499
MS&AD Insurance Group Holdings, Inc.	18,500	635,052
Murata Manufacturing Co., Ltd.	23,700	1,777,329
NEC Corp.	10,100	393,143
Nexon Co., Ltd.	20,400	385,312
NGK Insulators, Ltd.	10,700	181,271
Nidec Corp.	18,600	1,648,309
Nihon M&A Center, Inc.	12,568	197,991
Nintendo Co., Ltd.	4,600	2,256,274
Nippon Building Fund, Inc.	62	358,600
Nippon Express Holdings, Inc.	3,100	182,369
Nippon Paint Holdings Co., Ltd.	29,500	235,892
Nippon Prologis REIT, Inc.	85	265,344
Nippon Sanso Holdings Corp.	6,300	125,079

183

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Nippon Shinyaku Co., Ltd.	2,100	$137,539
Nippon Steel Corp.	35,400	574,681
Nippon Telegraph & Telephone Corp.	53,300	1,518,958
Nippon Yusen KK	6,700	524,334
Nissan Chemical Corp.	5,100	277,561
Nissan Motor Co., Ltd.†	96,200	511,977
Nisshin Seifun Group, Inc.	8,200	115,215
Nissin Foods Holdings Co., Ltd.	2,600	184,753
Nitori Holdings Co., Ltd.	3,300	472,885
Nitto Denko Corp.	5,900	458,671
Nomura Holdings, Inc.	127,100	560,660
Nomura Real Estate Holdings, Inc.	5,000	117,442
Nomura Real Estate Master Fund, Inc.	176	243,857
Nomura Research Institute, Ltd.	13,900	489,063
NTT Data Corp.	26,100	501,529
Obayashi Corp.	27,000	218,763
OBIC Co., Ltd.	2,900	478,292
Odakyu Electric Railway Co., Ltd.	12,200	215,687
Oji Holdings Corp.	33,700	178,300
Olympus Corp.	45,700	1,024,683
Omron Corp.	7,700	562,652
Ono Pharmaceutical Co., Ltd.	15,300	369,560
Open House Co., Ltd.	3,300	170,150
Oracle Corp. Japan	1,600	119,145
Oriental Land Co., Ltd.	8,300	1,448,486
ORIX Corp.	50,600	1,044,382
Orix JREIT, Inc.	109	156,302
Osaka Gas Co., Ltd.	15,500	263,476
Otsuka Corp.	4,700	190,611
Otsuka Holdings Co., Ltd.	16,200	554,983
Pan Pacific International Holdings Corp.	17,000	229,359
Panasonic Corp.	91,400	1,004,070
Persol Holdings Co., Ltd.	7,281	187,514
Pola Orbis Holdings, Inc.	3,800	56,587
Rakuten Group, Inc.†	35,900	311,293
Recruit Holdings Co., Ltd.	56,200	2,771,189
Renesas Electronics Corp.†	51,979	598,342
Resona Holdings, Inc.	85,200	365,846
Ricoh Co., Ltd.	27,800	234,809
Rinnai Corp.	1,500	134,504
Rohm Co., Ltd.	3,700	310,962
Ryohin Keikaku Co., Ltd.	10,500	150,729
Santen Pharmaceutical Co., Ltd.	14,900	169,704
SBI Holdings, Inc.	10,100	260,394
SCSK Corp.	6,506	110,135
Secom Co., Ltd.	8,700	614,944
Seiko Epson Corp.	11,500	178,898
Sekisui Chemical Co., Ltd.	15,600	273,168
Sekisui House, Ltd.	25,500	516,978
Seven & i Holdings Co., Ltd.	31,200	1,524,681
SG Holdings Co., Ltd.	13,300	283,052
Sharp Corp.	8,800	97,845
Shimadzu Corp.	9,800	354,464
Shimano, Inc.	3,000	675,459
Shimizu Corp.	22,900	152,633
Shin-Etsu Chemical Co., Ltd.	14,700	2,461,774
Shionogi & Co., Ltd.	11,000	618,563
Shiseido Co., Ltd.	16,500	834,978
Shizuoka Bank, Ltd.	18,600	145,996
SMC Corp.	2,400	1,342,483
SoftBank Corp.	118,900	1,488,718

Security Description	Shares	Value (Note 2)
Japan (continued)
SoftBank Group Corp.	50,000	$2,211,676
Sohgo Security Services Co., Ltd.	2,900	105,471
Sompo Holdings, Inc.	13,200	617,621
Sony Group Corp.	52,200	5,831,693
Square Enix Holdings Co., Ltd.	3,600	176,230
Stanley Electric Co., Ltd.	5,400	126,372
Subaru Corp.	25,500	466,543
SUMCO Corp.	13,739	252,992
Sumitomo Chemical Co., Ltd.	61,800	310,956
Sumitomo Corp.	46,600	722,596
Sumitomo Dainippon Pharma Co., Ltd.	7,400	80,863
Sumitomo Electric Industries, Ltd.	31,200	414,346
Sumitomo Metal Mining Co., Ltd.	10,300	473,679
Sumitomo Mitsui Financial Group, Inc.	54,100	1,942,993
Sumitomo Mitsui Trust Holdings, Inc.	14,000	485,438
Sumitomo Realty & Development Co., Ltd.	12,800	396,545
Suntory Beverage & Food, Ltd.	5,700	219,775
Suzuki Motor Corp.	15,200	648,980
Sysmex Corp.	6,900	655,168
T&D Holdings, Inc.	22,200	328,006
Taisei Corp.	7,900	258,787
Taisho Pharmaceutical Holdings Co., Ltd.	1,600	78,618
Takeda Pharmaceutical Co., Ltd.	65,500	1,897,289
TDK Corp.	16,100	580,655
Terumo Corp.	26,800	979,640
TIS, Inc.	9,315	244,876
Tobu Railway Co., Ltd.	7,800	182,928
Toho Co., Ltd.	4,600	178,369
Tokio Marine Holdings, Inc.	26,000	1,553,499
Tokyo Century Corp.	1,484	73,397
Tokyo Electric Power Co. Holdings, Inc.†	63,300	168,691
Tokyo Electron, Ltd.	6,200	3,013,683
Tokyo Gas Co., Ltd.	15,500	313,071
Tokyu Corp.	20,700	275,279
Toppan Printing Co., Ltd.	10,900	208,147
Toray Industries, Inc.	57,500	365,464
Toshiba Corp.	16,900	700,398
Tosoh Corp.	10,800	168,991
TOTO, Ltd.	5,800	250,813
Toyo Suisan Kaisha, Ltd.	3,700	151,938
Toyota Industries Corp.	6,000	468,829
Toyota Motor Corp.	438,900	8,684,589
Toyota Tsusho Corp.	8,800	357,228
Trend Micro, Inc.†	5,500	292,453
Tsuruha Holdings, Inc.	1,600	128,816
Unicharm Corp.	16,700	646,291
USS Co., Ltd.	9,100	148,896
Welcia Holdings Co., Ltd.	3,900	105,738
West Japan Railway Co.	9,000	378,143
Yakult Honsha Co., Ltd.	5,300	269,082
Yamaha Corp.	5,500	250,441
Yamaha Motor Co., Ltd.	12,300	293,570
Yamato Holdings Co., Ltd.	12,100	258,178
Yaskawa Electric Corp.	9,900	415,682
Yokogawa Electric Corp.	9,500	155,827
Z Holdings Corp.	110,900	566,630
ZOZO, Inc.	5,200	138,499

		154,537,533

184

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Jersey — 0.8%
Experian PLC	38,160	$1,593,692
Ferguson PLC	9,201	1,448,367
Glencore PLC	413,308	2,160,328
WPP PLC	49,358	770,653

		5,973,040

Luxembourg — 0.3%
ArcelorMittal SA	27,785	828,887
Aroundtown SA	41,433	254,287
Eurofins Scientific SE	5,528	554,484
InPost SA†	8,294	67,633
Tenaris SA	19,584	237,972

		1,943,263

Netherlands — 5.4%
ABN AMRO Bank NV CVA*	17,543	281,951
Adyen NV†*	819	1,670,099
Aegon NV	73,975	418,396
Airbus SE†	24,400	3,114,885
Akzo Nobel NV	7,759	803,537
Argenx SE†	1,901	506,806
ASM International NV	1,939	673,528
ASML Holding NV	17,108	11,701,896
CNH Industrial NV	42,354	641,636
Davide Campari-Milano NV	21,679	271,115
Euronext NV*	3,547	341,509
EXOR NV	4,498	377,300
Ferrari NV	5,217	1,199,821
Heineken Holding NV	4,778	419,472
Heineken NV	10,728	1,151,632
IMCD NV	2,359	406,915
ING Groep NV	161,587	2,385,437
JDE Peet’s NV	4,155	124,364
Just Eat Takeaway.com NV†*	7,463	369,251
Koninklijke Ahold Delhaize NV	43,283	1,403,205
Koninklijke DSM NV	7,234	1,362,445
Koninklijke KPN NV	139,442	458,991
Koninklijke Philips NV	37,971	1,259,750
NN Group NV	11,183	626,612
Prosus NV	38,623	3,217,149
QIAGEN NV†	9,472	465,524
Randstad NV	4,959	323,693
Stellantis NV	84,221	1,627,731
STMicroelectronics NV	28,266	1,328,345
Universal Music Group NV	30,020	745,673
Wolters Kluwer NV	11,072	1,128,017

		40,806,685

New Zealand — 0.2%
Auckland International Airport, Ltd.†	51,913	245,757
Fisher & Paykel Healthcare Corp., Ltd.	23,908	440,214
Mercury NZ, Ltd.	28,249	103,448
Meridian Energy, Ltd.	53,128	152,927
Ryman Healthcare, Ltd.	17,626	114,806
Spark New Zealand, Ltd.	77,434	220,872
Xero, Ltd.†	5,533	448,923

		1,726,947

Norway — 0.6%
Adevinta ASA†	10,631	111,527
Aker BP ASA	5,217	180,195
DNB Bank ASA	38,502	915,802
Equinor ASA	40,450	1,114,338

Security Description	Shares	Value (Note 2)
Norway (continued)
Gjensidige Forsikring ASA	8,294	$202,347
Mowi ASA	18,229	447,662
Norsk Hydro ASA	55,774	428,282
Orkla ASA	31,149	297,626
Schibsted ASA, Class A	3,033	89,750
Schibsted ASA, Class B	4,037	106,429
Telenor ASA	29,020	478,891
Yara International ASA	6,852	352,182

		4,725,031

Portugal — 0.2%
EDP-Energias de Portugal SA	114,897	589,846
Galp Energia SGPS SA	20,788	229,205
Jeronimo Martins SGPS SA	11,721	281,998

		1,101,049

Singapore — 1.0%
Ascendas Real Estate Investment Trust	138,979	284,501
CapitaLand Integrated Commercial Trust	201,079	289,323
Capitaland Investment, Ltd.†	109,400	280,080
City Developments, Ltd.	16,900	88,319
DBS Group Holdings, Ltd.	75,000	1,964,731
Genting Singapore, Ltd.	250,800	136,486
Keppel Corp., Ltd.	60,400	253,012
Mapletree Commercial Trust	89,600	119,556
Mapletree Logistics Trust	129,177	161,917
Oversea-Chinese Banking Corp., Ltd.	140,200	1,298,404
Singapore Airlines, Ltd.†	55,650	206,712
Singapore Exchange, Ltd.	33,300	229,968
Singapore Technologies Engineering, Ltd.	64,700	179,053
Singapore Telecommunications, Ltd.	341,800	616,161
United Overseas Bank, Ltd.	48,900	1,087,428
UOL Group, Ltd.	19,300	104,321
Venture Corp., Ltd.	11,400	149,047
Wilmar International, Ltd.	79,600	252,234

		7,701,253

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	10,171	256,828
Aena SME SA†*	3,111	504,920
Amadeus IT Group SA†	18,646	1,279,277
Banco Bilbao Vizcaya Argentaria SA	275,981	1,756,588
Banco Santander SA	717,723	2,515,823
CaixaBank SA	183,862	590,649
Cellnex Telecom SA*	21,088	961,670
EDP Renovaveis SA	11,951	253,107
Enagas SA	10,322	223,695
Endesa SA	13,173	296,448
Ferrovial SA	20,097	558,594
Grifols SA	12,371	217,984
Iberdrola SA†	3,952	45,657
Iberdrola SA	237,141	2,739,407
Industria de Diseno Textil SA	45,149	1,364,158
Naturgy Energy Group SA	8,043	255,508
Red Electrica Corp. SA	17,952	362,262
Repsol SA	60,057	760,934
Siemens Gamesa Renewable Energy SA†	9,887	215,388
Telefonica SA	226,304	1,057,183

		16,216,080

185

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	110,000	$109,503
HKT Trust & HKT, Ltd.	156,000	212,694
Unibail-Rodamco-Westfield†	5,169	394,653

		716,850

Sweden — 3.2%
Alfa Laval AB	13,047	441,440
Assa Abloy AB, Class B	41,485	1,136,541
Atlas Copco AB, Class A	27,794	1,633,545
Atlas Copco AB, Class B	16,151	822,744
Boliden AB	11,343	458,229
Electrolux AB, Class B	9,354	193,846
Embracer Group AB†	19,622	196,203
Epiroc AB, Class A	27,276	579,769
Epiroc AB, Class B	16,178	291,953
EQT AB	12,246	477,343
Essity AB, Class B	25,189	709,076
Evolution AB*	7,122	884,343
Fastighets AB Balder, Class B†	4,361	287,928
Getinge AB, Class B	9,468	371,127
Hennes & Mauritz AB, Class B	30,228	599,037
Hexagon AB, Class B	81,542	1,101,731
Husqvarna AB, Class B	17,353	242,332
Industrivarden AB, Class A	5,528	174,394
Industrivarden AB, Class C	6,623	205,439
Investment AB Latour, Class B	6,140	190,365
Investor AB, Class A	20,642	471,237
Investor AB, Class B	75,409	1,641,290
Kinnevik AB, Class B†	10,032	300,923
L E Lundbergforetagen AB, Class B	3,152	161,492
Lifco AB	9,648	225,084
Lundin Energy AB	8,300	335,912
Nibe Industrier AB, Class B	59,037	559,141
Sagax AB, Class B	6,666	193,192
Sandvik AB	46,727	1,228,991
Securitas AB, Class B	12,986	156,848
Sinch AB†*	21,618	221,297
Skandinaviska Enskilda Banken AB, Class A	67,362	868,454
Skanska AB, Class B	14,109	344,994
SKF AB, Class B	15,827	347,889
Svenska Cellulosa AB SCA, Class B	25,127	437,180
Svenska Handelsbanken AB, Class A	60,370	641,873
Swedbank AB, Class A	37,483	733,748
Swedish Match AB	65,526	504,797
Tele2 AB, Class B	20,771	301,509
Telefonaktiebolaget LM Ericsson, Class B	120,807	1,499,334
Telia Co. AB	110,244	434,168
Volvo AB, Class A	8,316	189,531
Volvo AB, Class B	59,170	1,334,245

		24,130,514

Switzerland — 9.2%
ABB, Ltd.	67,983	2,349,694
Adecco Group AG	6,427	305,966
Alcon, Inc.	20,683	1,595,052
Bachem Holding AG	257	152,539
Baloise Holding AG	1,923	336,707
Barry Callebaut AG	148	340,089

Security Description	Shares	Value (Note 2)
Switzerland (continued)
Chocoladefabriken Lindt & Spruengli AG	4	$460,459
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	44	512,220
Cie Financiere Richemont SA	21,605	3,133,148
Clariant AG	8,948	189,688
Coca-Cola HBC AG	8,318	275,859
Credit Suisse Group AG	109,713	1,040,099
EMS-Chemie Holding AG	291	294,360
Geberit AG	1,485	1,009,282
Givaudan SA	382	1,584,708
Holcim, Ltd.	21,669	1,171,357
Julius Baer Group, Ltd.	9,156	598,095
Kuehne & Nagel International AG	2,250	637,642
Logitech International SA	7,165	602,009
Lonza Group AG	3,083	2,122,129
Nestle SA	116,512	15,010,465
Novartis AG	90,684	7,884,372
Partners Group Holding AG	940	1,307,836
Roche Holding AG (BR)	1,327	545,809
Roche Holding AG (NES)	29,079	11,243,860
Schindler Holding AG (Participation Certificate)	1,689	422,989
Schindler Holding AG	835	209,487
SGS SA	248	707,224
Sika AG	5,868	2,053,785
Sonova Holding AG	2,266	805,038
Straumann Holding AG	428	707,548
Swatch Group AG (TRQX)	2,184	122,372
Swatch Group AG (XEGT)	1,200	349,560
Swiss Life Holding AG	1,304	837,916
Swiss Prime Site AG	3,151	311,355
Swiss Re AG	12,484	1,354,821
Swisscom AG	1,072	611,518
Temenos AG	2,780	332,677
UBS Group AG	145,580	2,699,186
VAT Group AG*	1,118	454,871
Vifor Pharma AG	2,022	357,613
Zurich Insurance Group AG	6,228	2,973,916

		70,015,320

United Kingdom — 12.8%
3i Group PLC	40,280	750,466
Abrdn PLC	90,440	295,153
Admiral Group PLC	8,007	340,040
Anglo American PLC	53,485	2,345,434
Antofagasta PLC	16,354	298,929
Ashtead Group PLC	18,519	1,322,910
Associated British Foods PLC	14,774	388,782
AstraZeneca PLC	64,117	7,440,000
Auto Trader Group PLC*	39,683	358,775
AVEVA Group PLC	4,996	197,743
Aviva PLC	161,894	954,489
BAE Systems PLC	133,111	1,038,590
Barclays PLC	700,609	1,883,211
Barratt Developments PLC	42,233	349,924
Berkeley Group Holdings PLC	4,658	265,092
BP PLC	832,793	4,295,786
British American Tobacco PLC	90,225	3,840,051
British Land Co. PLC	36,512	272,335
BT Group PLC	369,465	978,269
Bunzl PLC	13,977	522,416
Burberry Group PLC	16,791	423,818

186

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Coca-Cola Europacific Partners PLC	8,509	$486,289
Compass Group PLC	73,841	1,676,124
Croda International PLC	5,775	622,203
Diageo PLC	96,602	4,869,406
Evraz PLC	21,174	144,536
GlaxoSmithKline PLC	208,260	4,608,802
Halma PLC	15,713	532,592
Hargreaves Lansdown PLC	14,754	267,217
Hikma Pharmaceuticals PLC	7,178	201,725
HSBC Holdings PLC	845,432	6,059,583
Imperial Brands PLC	39,172	925,835
Informa PLC†	62,338	472,473
InterContinental Hotels Group PLC†	7,598	501,786
Intertek Group PLC	6,694	484,464
J Sainsbury PLC	72,379	284,142
JD Sports Fashion PLC	106,963	273,653
Johnson Matthey PLC	8,026	211,607
Kingfisher PLC	87,563	393,495
Land Securities Group PLC	29,213	312,347
Legal & General Group PLC	247,093	963,975
Lloyds Banking Group PLC	2,937,775	2,045,320
London Stock Exchange Group PLC	13,615	1,329,900
M&G PLC	107,824	316,298
Melrose Industries PLC	181,335	369,160
Mondi PLC	20,137	503,750
National Grid PLC	149,702	2,187,251
Natwest Group PLC	238,401	785,156
Next PLC	5,503	559,999
Ocado Group PLC†	20,208	411,496
Pearson PLC	31,363	260,391
Persimmon PLC	13,233	429,747
Phoenix Group Holdings PLC	26,936	241,426
Prudential PLC	108,259	1,820,783
Reckitt Benckiser Group PLC	29,561	2,397,346
RELX PLC	80,039	2,453,297
Rentokil Initial PLC	76,957	538,117
Rio Tinto PLC	46,484	3,274,760
Rolls-Royce Holdings PLC†	346,332	540,646
Sage Group PLC	43,613	425,036
Schroders PLC	5,155	236,360
Segro PLC	49,678	871,627
Severn Trent PLC	10,359	401,100
Shell PLC	322,146	8,173,770
Smith & Nephew PLC	36,390	618,246
Smiths Group PLC	16,439	346,484
Spirax-Sarco Engineering PLC	3,053	547,584
SSE PLC	43,180	922,317
St James’s Place PLC	22,364	461,232
Standard Chartered PLC	108,936	797,441
Taylor Wimpey PLC	151,210	309,615
Tesco PLC	320,013	1,281,057
Unilever PLC (XAMS)	56,366	2,862,063
Unilever PLC (LSE)	51,046	2,595,213
United Utilities Group PLC	28,280	406,826
Vodafone Group PLC	1,144,631	2,013,815
Whitbread PLC†	8,376	344,315

		96,933,411

Total Common Stocks (cost $569,392,085)		686,021,582

Security Description	Shares/ Principal Amount	Value (Note 2)
EXCHANGE-TRADED FUNDS — 1.8%
United States — 1.8%
iShares MSCI EAFE ETF (cost $14,538,455)	183,700	$13,928,134

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	40,286	41,301

RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA Expires 02/02/2022† (cost $5,452)	10,171	5,090

Total Long-Term Investment Securities (cost $583,935,992)		699,996,107

SHORT-TERM INVESTMENT SECURITIES — 0.7%
United States Treasury Bills 0.07% due 06/16/2022(1)	$2,000,000	1,997,518
0.07% due 07/14/2022(1)	400,000	399,231
0.36% due 12/29/2022(1)	2,600,000	2,582,824

Total Short-Term Investment Securities (cost $4,990,869)		4,979,573

REPURCHASE AGREEMENTS — 6.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $49,224,000 and collateralized by $43,120,400 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2030 and having an approximate value of $50,208,510 (cost $49,224,000)	49,224,000	49,224,000

TOTAL INVESTMENTS (cost $638,150,861)(2)	99.3%	754,199,680
Other assets less liabilities	0.7	5,509,550

NET ASSETS	100.0%	$759,709,230

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $11,812,762 representing 1.6% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt
ASE	— Australian Stock Exchange

BR — Bearer Shares

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Funds

LSE — London Stock Exchange

NES — Non-Voting Equity Securities

TRQX — Turquoise Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

XEGT — Equiduct Stock Exchange

187

SunAmerica Series Trust SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

513	Long	MSCI EAFE Index	March 2022	$57,699,603	$57,335,445	$(364,158)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$15,121,058	$670,900,524	**	$—	$686,021,582
Exchange-Traded Funds	13,928,134	—		—	13,928,134
Warrants	41,301	—		—	41,301
Rights	5,090	—		—	5,090
Short-Term Investment Securities	—	4,979,573		—	4,979,573
Repurchase Agreements	—	49,224,000		—	49,224,000

Total Investments at Value	$29,095,583	$725,104,097		$—	$754,199,680

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$364,158	$—		$—	$364,158

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

188

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Medical-Biomedical/Gene	6.8%
Electronic Components-Semiconductors	6.7
Enterprise Software/Service	5.9
Medical Products	4.8
Applications Software	4.0
Distribution/Wholesale	3.3
Computer Data Security	2.8
Auto/Truck Parts & Equipment-Original	2.4
Retail-Restaurants	1.9
Patient Monitoring Equipment	1.8
Building & Construction Products-Misc.	1.7
Diagnostic Equipment	1.7
E-Commerce/Services	1.7
Investment Management/Advisor Services	1.7
Machinery-General Industrial	1.5
Medical Labs & Testing Services	1.5
Commercial Services-Finance	1.4
Transport-Truck	1.4
Chemicals-Specialty	1.4
Water Treatment Systems	1.3
Machinery-Print Trade	1.2
Diagnostic Kits	1.2
Engineering/R&D Services	1.1
Medical-Outpatient/Home Medical	1.1
Human Resources	1.1
Hazardous Waste Disposal	1.1
Resorts/Theme Parks	1.1
Healthcare Safety Devices	1.0
Recreational Centers	1.0
Electronic Connectors	1.0
Disposable Medical Products	1.0
Semiconductor Equipment	1.0
Steel Pipe & Tube	1.0
Real Estate Investment Trusts	1.0
Commercial Services	1.0
Electric Products-Misc.	1.0
Satellite Telecom	0.9
Building-Residential/Commercial	0.9
Computer Aided Design	0.9
Web Hosting/Design	0.9
Building Products-Cement	0.9
Diversified Manufacturing Operations	0.9
Electronic Measurement Instruments	0.9
Energy-Alternate Sources	0.9
Apparel Manufacturers	0.9
Machinery-Construction & Mining	0.8
Retail-Floor Coverings	0.8
Insurance Brokers	0.8
E-Commerce/Products	0.8
Transport-Services	0.8
Machine Tools & Related Products	0.8
Semiconductor Components-Integrated Circuits	0.7
Food-Wholesale/Distribution	0.7
Retail-Misc./Diversified	0.7
Metal Processors & Fabrication	0.7
Coatings/Paint	0.7
Building-Heavy Construction	0.7
Retail-Vision Service Center	0.7
Motorcycle/Motor Scooter	0.7
Steel-Producers	0.7
Networking Products	0.6

Finance-Other Services	0.6%
Racetracks	0.6
Casino Services	0.6
Audio/Video Products	0.6
Cosmetics & Toiletries	0.5
Medical-Generic Drugs	0.5
Medical-Drugs	0.5
Medical Information Systems	0.3
Finance-Consumer Loans	0.3
Retail-Building Products	0.2

97.1%

*	Calculated as a percentage of net assets

189

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.1%
Apparel Manufacturers — 0.9%
Kontoor Brands, Inc.	52,888	$2,606,850

Applications Software — 4.0%
Cerence, Inc.†	25,039	1,589,726
Duck Creek Technologies, Inc.†	64,308	1,643,070
Five9, Inc.†	19,883	2,499,293
Matterport, Inc.†	35,555	345,950
Olo, Inc.†	107,453	1,885,800
Smartsheet, Inc., Class A†	40,647	2,529,056
Sprout Social, Inc., Class A†	23,269	1,602,071

		12,094,966

Audio/Video Products — 0.6%
Sonos, Inc.†	73,246	1,847,264

Auto/Truck Parts & Equipment-Original — 2.4%
Fox Factory Holding Corp.†	23,096	3,073,385
Gentherm, Inc.†	22,775	1,990,307
Visteon Corp.†	21,479	2,180,333

		7,244,025

Building & Construction Products-Misc. — 1.7%
Builders FirstSource, Inc.†	43,911	2,985,509
Trex Co., Inc.†	24,736	2,262,602

		5,248,111

Building Products-Cement — 0.9%
Eagle Materials, Inc.	18,460	2,692,391

Building-Heavy Construction — 0.7%
Construction Partners, Inc., Class A†	83,551	2,192,378

Building-Residential/Commercial — 0.9%
Installed Building Products, Inc.	24,917	2,760,554

Casino Services — 0.6%
Caesars Entertainment, Inc.†	25,081	1,909,667

Chemicals-Specialty — 1.4%
Danimer Scientific, Inc.†	84,798	424,838
Element Solutions, Inc.	172,162	3,863,315

		4,288,153

Coatings/Paint — 0.7%
Axalta Coating Systems, Ltd.†	75,260	2,228,449

Commercial Services — 1.0%
GXO Logistics, Inc.†	35,988	2,922,585

Commercial Services-Finance — 1.4%
Bakkt Holdings, Inc.†	154,897	667,606
Morningstar, Inc.	12,712	3,653,556

		4,321,162

Computer Aided Design — 0.9%
Altair Engineering, Inc., Class A†	43,588	2,742,557

Computer Data Security — 2.8%
KnowBe4, Inc., Class A†	115,126	2,753,814
Qualys, Inc.†	25,388	3,253,218
Rapid7, Inc.†	26,474	2,550,241

		8,557,273

Cosmetics & Toiletries — 0.5%
Beauty Health Co.†	115,867	1,645,311

Diagnostic Equipment — 1.7%
Adaptive Biotechnologies Corp.†	41,242	719,260
Pacific Biosciences of California, Inc.†	118,138	1,320,783

Security Description	Shares	Value (Note 2)
Diagnostic Equipment (continued)
Repligen Corp.†	15,971	$3,167,688

		5,207,731

Diagnostic Kits — 1.2%
Natera, Inc.†	50,454	3,564,575

Disposable Medical Products — 1.0%
CONMED Corp.	21,766	2,994,566

Distribution/Wholesale — 3.3%
IAA, Inc.†	39,227	1,801,696
Pool Corp.	6,188	2,947,035
SiteOne Landscape Supply, Inc.†	12,369	2,227,904
WESCO International, Inc.†	24,876	3,032,136

		10,008,771

Diversified Manufacturing Operations — 0.9%
Fabrinet†	23,401	2,648,057

E-Commerce/Products — 0.8%
Overstock.com, Inc.†	51,363	2,462,342

E-Commerce/Services — 1.7%
Lyft, Inc., Class A†	63,153	2,432,653
Shutterstock, Inc.	28,402	2,754,142

		5,186,795

Electric Products-Misc. — 1.0%
Littelfuse, Inc.	10,767	2,906,767

Electronic Components-Semiconductors — 6.7%
Ambarella, Inc.†	24,799	3,475,580
Impinj, Inc.†	31,543	2,504,199
Lattice Semiconductor Corp.†	101,303	5,593,952
MACOM Technology Solutions Holdings, Inc.†	41,330	2,529,809
Semtech Corp.†	33,793	2,402,682
Silicon Laboratories, Inc.†	23,389	3,863,629

		20,369,851

Electronic Connectors — 1.0%
Vicor Corp.†	31,791	2,998,845

Electronic Measurement Instruments — 0.9%
Mesa Laboratories, Inc.	9,256	2,631,758

Energy-Alternate Sources — 0.9%
Shoals Technologies Group, Inc., Class A†	97,475	1,643,428
Stem, Inc.†	79,959	981,897

		2,625,325

Engineering/R&D Services — 1.1%
AECOM	48,681	3,365,318

Enterprise Software/Service — 5.9%
Avalara, Inc.†	17,915	1,963,842
Black Knight, Inc.†	31,655	2,361,463
Blackline, Inc.†	37,713	3,464,693
Clarivate PLC†	73,858	1,215,703
Guidewire Software, Inc.†	22,812	2,300,362
LivePerson, Inc.†	4,454	133,041
Manhattan Associates, Inc.†	10,696	1,431,873
Pegasystems, Inc.	24,853	2,465,915
Workiva, Inc.†	22,164	2,621,558

		17,958,450

Finance-Consumer Loans — 0.3%
LendingTree, Inc.†	7,022	855,560

190

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.6%
Flywire Corp.†	68,952	$1,943,757

Food-Wholesale/Distribution — 0.7%
Performance Food Group Co.†	53,720	2,266,447

Hazardous Waste Disposal — 1.1%
Clean Harbors, Inc.†	34,890	3,229,070

Healthcare Safety Devices — 1.0%
Tandem Diabetes Care, Inc.†	26,804	3,165,820

Human Resources — 1.1%
ASGN, Inc.†	28,763	3,304,006

Insurance Brokers — 0.8%
BRP Group, Inc., Class A†	82,294	2,511,613

Investment Management/Advisor Services — 1.7%
LPL Financial Holdings, Inc.	30,090	5,185,109

Machine Tools & Related Products — 0.8%
Kennametal, Inc.	69,219	2,392,901

Machinery-Construction & Mining — 0.8%
Terex Corp.	61,441	2,563,319

Machinery-General Industrial — 1.5%
Nordson Corp.	10,654	2,477,481
Ranpak Holdings Corp.†	82,902	2,226,748

		4,704,229

Machinery-Print Trade — 1.2%
Kornit Digital, Ltd.†	35,561	3,736,039

Medical Information Systems — 0.3%
Schrodinger, Inc.†	37,594	1,065,790

Medical Labs & Testing Services — 1.5%
Syneos Health, Inc.†	51,877	4,697,981

Medical Products — 4.8%
AtriCure, Inc.†	50,210	3,295,784
Inari Medical, Inc.†	36,012	2,649,043
iRhythm Technologies, Inc.†	31,039	3,874,598
Masimo Corp.†	10,682	2,348,651
NanoString Technologies, Inc.†	67,830	2,355,058

		14,523,134

Medical-Biomedical/Gene — 6.8%
Abcam PLC†	130,274	2,355,403
ALX Oncology Holdings, Inc.†	26,848	429,568
Ascendis Pharma A/S ADR†	15,916	1,936,022
ChemoCentryx, Inc.†	50,244	1,351,061
Fate Therapeutics, Inc.†	36,058	1,496,768
Halozyme Therapeutics, Inc.†	77,696	2,689,059
Iovance Biotherapeutics, Inc.†	62,462	1,039,992
Kodiak Sciences, Inc.†	23,366	1,371,584
Maravai LifeSciences Holdings, Inc., Class A†	48,054	1,389,722
Mirati Therapeutics, Inc.†	14,428	1,721,260
NeoGenomics, Inc.†	76,275	1,719,239
TG Therapeutics, Inc.†	59,948	693,598
Twist Bioscience Corp.†	45,225	2,687,269

		20,880,545

Medical-Drugs — 0.5%
Intellia Therapeutics, Inc.†	14,701	1,390,274

Medical-Generic Drugs — 0.5%
Arvinas, Inc.†	19,610	1,401,919

Security Description	Shares	Value (Note 2)
Medical-Outpatient/Home Medical — 1.1%
Amedisys, Inc.†	11,173	$1,509,472
LHC Group, Inc.†	14,617	1,813,970

		3,323,442

Metal Processors & Fabrication — 0.7%
Timken Co.	33,750	2,254,500

Motorcycle/Motor Scooter — 0.7%
Harley-Davidson, Inc.	60,840	2,103,239

Networking Products — 0.6%
Calix, Inc.†	39,420	1,982,038

Patient Monitoring Equipment — 1.8%
CareDx, Inc.†	82,518	3,449,252
Insulet Corp.†	8,102	2,009,296

		5,458,548

Racetracks — 0.6%
Penn National Gaming, Inc.†	42,247	1,926,886

Real Estate Investment Trusts — 1.0%
EastGroup Properties, Inc.	14,641	2,926,882

Recreational Centers — 1.0%
Planet Fitness, Inc., Class A†	34,758	3,080,949

Resort/Theme Parks — 1.1%
Marriott Vacations Worldwide Corp.	19,841	3,221,782

Retail-Building Products — 0.2%
Aspen Aerogels, Inc.†	19,550	580,635

Retail-Floor Coverings — 0.8%
Floor & Decor Holdings, Inc., Class A†	23,391	2,543,070

Retail-Misc./Diversified — 0.7%
Five Below, Inc.†	13,805	2,264,020

Retail-Restaurants — 1.9%
Texas Roadhouse, Inc.	31,343	2,676,379
Wingstop, Inc.	20,354	3,119,250

		5,795,629

Retail-Vision Service Center — 0.7%
National Vision Holdings, Inc.†	51,552	2,107,446

Satellite Telecom — 0.9%
Iridium Communications, Inc.†	80,344	2,882,743

Semiconductor Components-Integrated Circuits — 0.7%
Power Integrations, Inc.	28,324	2,286,030

Semiconductor Equipment — 1.0%
Allegro MicroSystems, Inc.†	103,723	2,943,659

Steel Pipe & Tube — 1.0%
Valmont Industries, Inc.	13,512	2,935,212

Steel-Producers — 0.7%
Cleveland-Cliffs, Inc.†	117,279	2,010,162

Transport-Services — 0.8%
CryoPort, Inc.†	58,281	2,434,397

Transport-Truck — 1.4%
Saia, Inc.†	15,110	4,295,471

Water Treatment Systems — 1.3%
Evoqua Water Technologies Corp.†	99,922	4,046,841

191

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Web Hosting/Design — 0.9%
Q2 Holdings, Inc.†	41,311	$2,695,543

TOTAL INVESTMENTS (cost $259,890,161)(1)	97.1%	296,147,484
Other assets less liabilities	2.9	8,949,560

NET ASSETS	100.0%	$305,097,044

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$293,792,081	$2,355,403	**	$—	$296,147,484

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).

See Notes to Financial Statements

192

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Applications Software	7.3%
E-Commerce/Products	5.0
Computers	4.0
Medical-Drugs	3.7
Enterprise Software/Service	3.4
Medical-Hospitals	2.9
Cosmetics & Toiletries	2.9
Semiconductor Components-Integrated Circuits	2.9
Transport-Services	2.9
Real Estate Investment Trusts	2.7
Banks-Commercial	2.6
Web Portals/ISP	2.6
Medical-HMO	2.4
Pharmacy Services	2.3
Diversified Banking Institutions	2.2
Auto-Cars/Light Trucks	2.0
Software Tools	2.0
Insurance-Life/Health	1.9
Aerospace/Defense	1.7
Computer Services	1.6
Electric-Integrated	1.6
Telephone-Integrated	1.5
Machinery-General Industrial	1.5
Finance-Other Services	1.5
Data Processing/Management	1.4
Internet Content-Entertainment	1.3
Semiconductor Equipment	1.3
Retail-Building Products	1.3
Commercial Services-Finance	1.3
Cable/Satellite TV	1.3
Electronic Components-Semiconductors	1.3
Building Products-Cement	1.3
Insurance-Multi-line	1.2
Food-Confectionery	1.2
Machinery-Construction & Mining	1.2
Retail-Discount	1.2
E-Commerce/Services	1.2
Oil Refining & Marketing	1.1
Medical Products	1.1
Wireless Equipment	1.0
Diagnostic Equipment	0.9
Brewery	0.9
Transport-Rail	0.9
Oil Companies-Integrated	0.9
Food-Wholesale/Distribution	0.9
Retail-Automobile	0.9
Building-Residential/Commercial	0.8
Finance-Credit Card	0.8
Medical-Biomedical/Gene	0.8
Retail-Auto Parts	0.8
Chemicals-Specialty	0.7
Beverages-Non-alcoholic	0.7
Pipelines	0.6
Entertainment Software	0.6
Finance-Mortgage Loan/Banker	0.6
Non-Hazardous Waste Disposal	0.6
Industrial Automated/Robotic	0.5
Repurchase Agreements	0.5
Computer Software	0.4
Airlines	0.4
Retail-Floor Coverings	0.3

Music	0.3%
Medical Information Systems	0.2
Diagnostic Kits	0.2
Electronic Components-Misc.	0.1

100.1%

*	Calculated as a percentage of net assets

193

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.6%
Aerospace/Defense — 1.7%
Raytheon Technologies Corp.	99,014	$8,930,073

Airlines — 0.4%
Southwest Airlines Co.†	41,603	1,862,150

Applications Software — 7.3%
Microsoft Corp.	111,088	34,546,146
ServiceNow, Inc.†	4,962	2,906,641

		37,452,787

Auto-Cars/Light Trucks — 2.0%
General Motors Co.†	118,014	6,222,878
Tesla, Inc.†	4,420	4,140,303

		10,363,181

Banks-Commercial — 2.6%
First Citizens BancShares, Inc., Class A	7,840	6,107,987
Signature Bank	12,177	3,709,479
SVB Financial Group†	6,473	3,779,585

		13,597,051

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	55,581	3,390,997

Brewery — 0.9%
Constellation Brands, Inc., Class A	19,890	4,728,847

Building Products-Cement — 1.3%
Vulcan Materials Co.	34,132	6,495,661

Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	48,338	4,312,716

Cable/Satellite TV — 1.3%
Comcast Corp., Class A	133,781	6,687,712

Chemicals-Specialty — 0.7%
Valvoline, Inc.	115,821	3,815,144

Commercial Services-Finance — 1.3%
PayPal Holdings, Inc.†	25,971	4,465,454
TransUnion	21,656	2,233,166

		6,698,620

Computer Services — 1.6%
Accenture PLC, Class A	20,427	7,222,578
Amdocs, Ltd.	15,138	1,148,823

		8,371,401

Computer Software — 0.4%
Snowflake, Inc., Class A†	7,578	2,090,770

Computers — 4.0%
Apple, Inc.	118,100	20,641,518

Cosmetics & Toiletries — 2.9%
Coty, Inc., Class A†	54,863	465,238
Procter & Gamble Co.	90,178	14,469,060

		14,934,298

Data Processing/Management — 1.4%
Fiserv, Inc.†	66,324	7,010,447

Diagnostic Equipment — 0.9%
Avantor, Inc.†	129,069	4,818,146

Diagnostic Kits — 0.2%
Quidel Corp.†	8,369	865,020

Diversified Banking Institutions — 2.2%
JPMorgan Chase & Co.	74,779	11,112,159

Security Description	Shares	Value (Note 2)
E-Commerce/Products — 5.0%
Amazon.com, Inc.†	8,626	$25,804,420

E-Commerce/Services — 1.2%
Airbnb, Inc., Class A†	37,565	5,783,883
Zillow Group, Inc., Class C†	8,762	442,306

		6,226,189

Electric-Integrated — 1.6%
FirstEnergy Corp.	198,414	8,325,451

Electronic Components-Misc. — 0.1%
Hubbell, Inc.	3,870	724,812

Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	56,896	6,500,368

Enterprise Software/Service — 3.4%
Manhattan Associates, Inc.†	10,716	1,434,551
salesforce.com, Inc.†	46,273	10,764,488
Workday, Inc., Class A†	21,516	5,443,763

		17,642,802

Entertainment Software — 0.6%
Zynga, Inc., Class A†	333,227	3,022,369

Finance-Credit Card — 0.8%
American Express Co.	23,122	4,157,798

Finance-Mortgage Loan/Banker — 0.6%
Rocket Cos., Inc., Class A	233,553	2,952,110

Finance-Other Services — 1.5%
Intercontinental Exchange, Inc.	61,686	7,813,149

Food-Confectionery — 1.2%
Mondelez International, Inc., Class A	94,050	6,304,171

Food-Wholesale/Distribution — 0.9%
Sysco Corp.	56,804	4,439,233

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	8,966	2,593,147

Insurance-Life/Health — 1.9%
Equitable Holdings, Inc.	286,664	9,643,377

Insurance-Multi-line — 1.2%
Allstate Corp.	53,085	6,405,767

Internet Content-Entertainment — 1.3%
Netflix, Inc.†	13,709	5,855,662
Snap, Inc., Class A†	34,170	1,111,892

		6,967,554

Machinery-Construction & Mining — 1.2%
Caterpillar, Inc.	31,019	6,252,190

Machinery-General Industrial — 1.5%
Otis Worldwide Corp.	92,185	7,875,365

Medical Information Systems — 0.2%
Doximity, Inc., Class A†	26,831	1,222,689

Medical Products — 1.1%
Cooper Cos., Inc.	14,139	5,631,564

Medical-Biomedical/Gene — 0.8%
Seagen, Inc.†	30,876	4,153,131

Medical-Drugs — 3.7%
AstraZeneca PLC ADR	132,768	7,728,425
Bayer AG	23,122	1,401,770
Eli Lilly & Co.	39,714	9,745,419

		18,875,614

194

SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO — 2.4%
UnitedHealth Group, Inc.	26,169	$12,366,684

Medical-Hospitals — 2.9%
HCA Healthcare, Inc.	49,259	11,824,623
Tenet Healthcare Corp.†	43,359	3,213,769

		15,038,392

Music — 0.3%
Warner Music Group Corp., Class A	34,483	1,465,528

Non-Hazardous Waste Disposal — 0.6%
Waste Connections, Inc.	23,624	2,945,913

Oil Companies-Integrated — 0.9%
Exxon Mobil Corp.	59,028	4,483,767

Oil Refining & Marketing — 1.1%
Valero Energy Corp.	71,360	5,920,739

Pharmacy Services — 2.3%
CVS Health Corp.	112,509	11,983,334

Pipelines — 0.6%
Magellan Midstream Partners LP	65,089	3,180,899

Real Estate Investment Trusts — 2.7%
Prologis, Inc.	87,251	13,682,702

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	6,073	3,958,078

Retail-Automobile — 0.9%
CarMax, Inc.†	39,607	4,403,110

Retail-Building Products — 1.3%
Home Depot, Inc.	18,478	6,781,056

Retail-Discount — 1.2%
Target Corp.	28,329	6,244,561

Retail-Floor Coverings — 0.3%
Floor & Decor Holdings, Inc., Class A†	15,657	1,702,229

Semiconductor Components-Integrated Circuits — 2.9%
QUALCOMM, Inc.	84,369	14,828,695

Security Description	Shares/ Principal Amount	Value (Note 2)
Semiconductor Equipment — 1.3%
Applied Materials, Inc.	50,094	$6,921,989

Software Tools — 2.0%
VMware, Inc., Class A	80,096	10,290,734

Telephone-Integrated — 1.5%
Verizon Communications, Inc.	150,198	7,995,040

Transport-Rail — 0.9%
Union Pacific Corp.	19,018	4,650,852

Transport-Services — 2.9%
United Parcel Service, Inc., Class B	72,894	14,739,896

Web Portals/ISP — 2.6%
Alphabet, Inc., Class A†	4,911	13,289,510

Wireless Equipment — 1.0%
Motorola Solutions, Inc.	22,198	5,148,604

Total Long-Term Investment Securities (cost $411,964,164)		513,734,280

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $2,503,000 and collateralized by $2,192,700 of United States Treasury Inflation Index Notes, bearing interest at 0.13% due 01/15/2030 and having an approximate value of $2,553,135 (cost $2,503,000)	2,503,000	2,503,000

TOTAL INVESTMENTS (cost $414,467,164)(1)	100.1%	516,237,280
Liabilities in excess of other assets	(0.1)	(403,387)

NET ASSETS	100.0%	$515,833,893

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$512,332,510	$1,401,770	**	$—	$513,734,280
Repurchase Agreements	—	2,503,000		—	2,503,000

Total Investments at Value	$512,332,510	$3,904,770		$—	$516,237,280

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

195

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Applications Software	9.8%
E-Commerce/Products	8.4
Internet Content-Entertainment	7.2
Computers	6.6
Finance-Credit Card	4.8
Web Portals/ISP	4.1
Private Equity	4.1
Diagnostic Equipment	3.6
E-Commerce/Services	3.5
Semiconductor Equipment	3.1
Electronic Forms	3.0
Electronic Components-Semiconductors	3.0
Medical Products	2.7
Medical Instruments	2.7
Enterprise Software/Service	2.6
Real Estate Investment Trusts	2.6
Machinery-Farming	2.6
Multimedia	2.3
Coatings/Paint	1.9
Computer Software	1.9
Cosmetics & Toiletries	1.9
Textile-Apparel	1.9
Retail-Major Department Stores	1.9
Semiconductor Components-Integrated Circuits	1.8
Medical-HMO	1.7
Commercial Services	1.6
Drug Delivery Systems	1.5
Athletic Footwear	1.4
Auto-Cars/Light Trucks	0.9
Metal-Copper	0.9
Casino Services	0.9
Entertainment Software	0.7
Internet Content-Information/News	0.2

97.8%

*	Calculated as a percentage of net assets

196

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.8%
Applications Software — 9.8%
Microsoft Corp.	167,156	$51,982,173

Athletic Footwear — 1.4%
NIKE, Inc., Class B	49,357	7,308,291

Auto-Cars/Light Trucks — 0.9%
Rivian Automotive, Inc., Class A†	73,716	4,846,090

Casino Services — 0.9%
Caesars Entertainment, Inc.†	59,855	4,557,360

Coatings/Paint — 1.9%
Sherwin-Williams Co.	35,928	10,293,731

Commercial Services — 1.6%
CoStar Group, Inc.†	122,274	8,578,744

Computer Software — 1.9%
Twilio, Inc., Class A†	49,071	10,114,515

Computers — 6.6%
Apple, Inc.	200,447	35,034,127

Cosmetics & Toiletries — 1.9%
Procter & Gamble Co.	62,980	10,105,141

Diagnostic Equipment — 3.6%
Danaher Corp.	67,852	19,391,423

Drug Delivery Systems — 1.5%
DexCom, Inc.†	18,980	8,170,510

E-Commerce/Products — 8.4%
Amazon.com, Inc.†	13,960	41,760,921
Farfetch, Ltd., Class A†	124,903	2,711,644

		44,472,565

E-Commerce/Services — 3.5%
Booking Holdings, Inc.†	4,350	10,684,166
Match Group, Inc.†	71,082	8,010,941

		18,695,107

Electronic Components-Semiconductors — 3.0%
NVIDIA Corp.	26,606	6,514,745
Texas Instruments, Inc.	52,780	9,473,482

		15,988,227

Electronic Forms — 3.0%
Adobe, Inc.†	30,243	16,158,835

Enterprise Software/Service — 2.6%
Workday, Inc., Class A†	54,747	13,851,539

Entertainment Software — 0.7%
Unity Software, Inc.†	33,584	3,531,358

Finance-Credit Card — 4.8%
Mastercard, Inc., Class A	66,472	25,683,451

Internet Content-Entertainment — 7.2%
Meta Platforms, Inc., Class A†	50,768	15,903,584
Netflix, Inc.†	23,425	10,005,754
Snap, Inc., Class A†	381,615	12,417,752

		38,327,090

Internet Content-Information/News — 0.2%
Grab Holdings, Ltd., Class A†	186,597	1,056,139

Machinery-Farming — 2.6%
Deere & Co.	36,228	13,636,219

Security Description	Shares	Value (Note 2)
Medical Instruments — 2.7%
Boston Scientific Corp.†	184,573	$7,918,182
Edwards Lifesciences Corp.†	59,656	6,514,435

		14,432,617

Medical Products — 2.7%
Align Technology, Inc.†	29,192	14,448,872

Medical-HMO — 1.7%
UnitedHealth Group, Inc.	19,120	9,035,538

Metal-Copper — 0.9%
Freeport-McMoRan, Inc.	122,587	4,562,688

Multimedia — 2.3%
Walt Disney Co.†	85,289	12,193,768

Private Equity — 4.1%
Blackstone, Inc., Class A	166,241	21,938,825

Real Estate Investment Trusts — 2.6%
American Tower Corp.	54,446	13,693,169

Retail-Major Department Stores — 1.9%
TJX Cos., Inc.	137,098	9,866,943

Semiconductor Components-Integrated Circuits — 1.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	76,871	9,426,691

Semiconductor Equipment — 3.1%
ASML Holding NV	24,640	16,686,208

Textile-Apparel — 1.9%
LVMH Moet Hennessy Louis Vuitton SE	12,277	10,094,573

Web Portals/ISP — 4.1%
Alphabet, Inc., Class C†	8,125	22,051,006

Total Common Stocks (cost $319,734,270)		520,213,533

WARRANTS — 0.0%
Internet Content-Information/News — 0.0%
Grab Holdings, Ltd.† Expires 12/01/2026 (cost $75,556)	26,632	36,752

TOTAL INVESTMENTS (cost $319,809,826)(1)	97.8%	520,250,285
Other assets less liabilities	2.2	11,465,899

NET ASSETS	100.0%	$531,716,184

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
ADR	— American Depositary Receipt

197

SunAmerica Series Trust SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$510,118,960	$10,094,573	**	$—	$520,213,533
Warrants	36,752	—		—	36,752

Total Investments at Value	$510,155,712	$10,094,573		$—	$520,250,285

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

198

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	6.0%
Diversified Financial Services	5.3
Banks-Commercial	4.2
Medical-Drugs	4.1
Registered Investment Companies	3.7
United States Treasury Bonds	2.8
Applications Software	2.6
Electric-Integrated	2.2
E-Commerce/Products	2.1
Computers	2.1
United States Treasury Notes	1.9
Real Estate Investment Trusts	1.9
Semiconductor Components-Integrated Circuits	1.8
Auto-Cars/Light Trucks	1.8
Web Portals/ISP	1.7
Electronic Components-Semiconductors	1.7
Banks-Super Regional	1.5
Oil Companies-Integrated	1.4
Finance-Credit Card	1.3
Federal National Mtg. Assoc.	1.3
Cable/Satellite TV	1.2
Insurance-Multi-line	1.2
Diversified Manufacturing Operations	1.1
Medical-Biomedical/Gene	1.1
Pipelines	1.1
Insurance-Property/Casualty	1.0
Medical-HMO	1.0
Transport-Rail	0.9
Aerospace/Defense	0.9
Commercial Services-Finance	0.9
Food-Misc./Diversified	0.9
Telephone-Integrated	0.9
Medical Instruments	0.8
Federal Home Loan Mtg. Corp.	0.8
E-Commerce/Services	0.8
Brewery	0.8
Oil Companies-Exploration & Production	0.7
Cosmetics & Toiletries	0.7
Semiconductor Equipment	0.7
Chemicals-Diversified	0.6
Retail-Restaurants	0.6
U.S. Government Treasuries	0.6
Athletic Footwear	0.6
Medical Products	0.6
Textile-Apparel	0.6
Computer Services	0.6
Metal-Diversified	0.6
Cellular Telecom	0.6
Commercial Services	0.5
Beverages-Non-alcoholic	0.5
Aerospace/Defense-Equipment	0.5
Building-Heavy Construction	0.5
Sovereign	0.5
Investment Management/Advisor Services	0.5
Internet Content-Entertainment	0.4
Hotels/Motels	0.4
Insurance-Life/Health	0.4
Retail-Building Products	0.4
Machinery-Farming	0.4
Containers-Paper/Plastic	0.4
Pharmacy Services	0.4

Machinery-Pumps	0.4%
Transport-Services	0.4
Beverages-Wine/Spirits	0.4
Machinery-General Industrial	0.4
Medical Labs & Testing Services	0.4
Tobacco	0.3
Power Converter/Supply Equipment	0.3
Internet Content-Information/News	0.3
Distribution/Wholesale	0.3
Banks-Fiduciary	0.3
Diversified Minerals	0.3
Retail-Auto Parts	0.3
Enterprise Software/Service	0.3
Electric-Generation	0.3
Audio/Video Products	0.3
Finance-Investment Banker/Broker	0.3
Retail-Apparel/Shoe	0.3
Diagnostic Equipment	0.3
Finance-Other Services	0.3
Building & Construction Products-Misc.	0.3
Government National Mtg. Assoc.	0.3
Metal-Copper	0.3
Auto-Heavy Duty Trucks	0.2
Electronic Components-Misc.	0.2
Medical-Hospitals	0.2
Industrial Gases	0.2
Industrial Automated/Robotic	0.2
Airlines	0.2
Office Automation & Equipment	0.2
Municipal Bonds & Notes	0.2
Gas-Distribution	0.2
Electric-Transmission	0.2
Building Products-Cement	0.2
Diagnostic Kits	0.2
Medical-Wholesale Drug Distribution	0.2
Metal-Aluminum	0.2
Private Equity	0.2
Building-Residential/Commercial	0.2
Tools-Hand Held	0.2
Finance-Leasing Companies	0.2
Chemicals-Specialty	0.2
Apparel Manufacturers	0.2
Retail-Automobile	0.2
Multimedia	0.2
Commercial Paper	0.2
Drug Delivery Systems	0.2
Transport-Truck	0.2
Television	0.2
Non-Hazardous Waste Disposal	0.1
Instruments-Controls	0.1
Oil Refining & Marketing	0.1
Food-Retail	0.1
Networking Products	0.1
Electric Products-Misc.	0.1
Insurance-Reinsurance	0.1
Physical Therapy/Rehabilitation Centers	0.1
Internet Security	0.1
Computers-Memory Devices	0.1
Energy-Alternate Sources	0.1
Food-Wholesale/Distribution	0.1
Investment Companies	0.1

199

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Retail-Hypermarkets	0.1%
Electronic Measurement Instruments	0.1
Entertainment Software	0.1
Real Estate Management/Services	0.1
Schools	0.1
Computer Data Security	0.1
Electronic Parts Distribution	0.1
Computer Aided Design	0.1
Telecommunication Equipment	0.1
Home Decoration Products	0.1
Broadcast Services/Program	0.1
Building Societies	0.1
Batteries/Battery Systems	0.1
Import/Export	0.1
Retail-Regional Department Stores	0.1
Textile-Home Furnishings	0.1
Internet Application Software	0.1
Casino Hotels	0.1
Cruise Lines	0.1
Diversified Operations	0.1
Retail-Petroleum Products	0.1
Radio	0.1
Retail-Consumer Electronics	0.1
Real Estate Operations & Development	0.1
Retail-Discount	0.1
Telecom Equipment-Fiber Optics	0.1
Computer Software	0.1
Machinery-Electrical	0.1
Web Hosting/Design	0.1
Advertising Sales	0.1
Consumer Products-Misc.	0.1
Coatings/Paint	0.1
Software Tools	0.1
Agricultural Operations	0.1
Trucking/Leasing	0.1
Human Resources	0.1
Medical-Generic Drugs	0.1
Retail-Jewelry	0.1

97.5%

*	Calculated as a percentage of net assets

200

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 60.6%
Advanced Materials — 0.0%
JSR Corp.	500	$16,663

Advertising Agencies — 0.0%
WPP PLC	2,963	46,263

Advertising Services — 0.0%
Dentsu Group, Inc.	600	20,766
Hakuhodo DY Holdings, Inc.	700	10,731
Publicis Groupe SA	547	37,032

		68,529

Aerospace/Defense — 0.4%
BAE Systems PLC	7,485	58,401
Dassault Aviation SA	55	6,512
General Dynamics Corp.	1,763	373,932
Kawasaki Heavy Industries, Ltd.	400	7,736
Leonardo SpA†	940	6,769
MTU Aero Engines AG	123	25,937
Northrop Grumman Corp.	2,951	1,091,575
Raytheon Technologies Corp.	6,172	556,653
Rolls-Royce Holdings PLC†	19,424	30,322
Saab AB, Series B	188	4,451

		2,162,288

Aerospace/Defense-Equipment — 0.5%
Airbus SE†	11,237	1,434,507
Elbit Systems, Ltd.	58	9,663
Meggitt PLC†	1,814	18,224
Safran SA	7,115	863,207

		2,325,601

Agricultural Chemicals — 0.0%
Incitec Pivot, Ltd.	4,508	10,568
Yara International ASA	366	18,812

		29,380

Airlines — 0.2%
ANA Holdings, Inc.†	400	8,435
Deutsche Lufthansa AG†	1,388	10,656
easyJet PLC†	1,320	11,135
Japan Airlines Co., Ltd.†	300	5,664
Qantas Airways, Ltd.†	2,146	7,364
Ryanair Holdings PLC ADR†	5,631	628,532
Singapore Airlines, Ltd.†	3,000	11,143
Southwest Airlines Co.†	7,161	320,526

		1,003,455

Airport Development/Maintenance — 0.0%
Aena SME SA†*	171	27,753
Aeroports de Paris†	59	7,988
Auckland International Airport, Ltd.†	2,804	13,274
Japan Airport Terminal Co., Ltd.†	200	8,667
SATS, Ltd.†	1,500	4,353
Sydney Airport†	3,069	18,810

		80,845

Apparel Manufacturers — 0.2%
Burberry Group PLC	939	23,701
Columbia Sportswear Co.	2,539	235,797
Hermes International	80	119,859
Kering SA	171	127,674
Ralph Lauren Corp.	2,258	250,277

		757,308

Security Description	Shares	Value (Note 2)
Appliances — 0.0%
Electrolux AB, Class B	587	$12,164
Hoshizaki Corp.	200	14,823
JS Global Lifestyle Co., Ltd.*	2,000	3,186
SEB SA	78	11,836

		42,009

Applications Software — 2.5%
Confluent, Inc., Class A†	3,511	229,584
Darktrace PLC†	729	4,016
Intuit, Inc.	985	546,902
Microsoft Corp.	36,339	11,300,702
Sage Group PLC	2,602	25,358
ServiceNow, Inc.†	790	462,766
Wise PLC, Class A†	947	7,728

		12,577,056

Athletic Footwear — 0.6%
adidas AG	7,043	1,918,154
Asics Corp.	400	7,813
NIKE, Inc., Class B	8,257	1,222,614
Puma SE	239	25,296

		3,173,877

Audio/Video Products — 0.3%
GN Store Nord A/S	321	19,415
Panasonic Corp.	5,500	60,420
Sharp Corp.	500	5,560
Sony Group Corp.	12,500	1,396,478

		1,481,873

Auto-Cars/Light Trucks — 1.5%
Bayerische Motoren Werke AG	741	77,408
Bayerische Motoren Werke AG (Preference Shares)	134	11,462
Ferrari NV	298	68,535
Honda Motor Co., Ltd.	25,700	754,484
Mazda Motor Corp.†	1,300	10,071
Mercedes-Benz Group AG	1,938	152,554
Mitsubishi Motors Corp.†	1,100	3,153
Nissan Motor Co., Ltd.†	5,600	29,803
Porsche Automobil Holding SE (Preference Shares)	356	33,042
Rivian Automotive, Inc., Class A†	3,108	204,320
Stellantis NV	30,366	586,881
Subaru Corp.	1,400	25,614
Suzuki Motor Corp.	1,200	51,235
Tesla, Inc.†	3,280	3,072,442
Toyota Motor Corp.	29,900	591,636
Volkswagen AG (Preference Shares)	7,848	1,617,371
Volvo Car AB, Class B†	6,916	52,535

		7,342,546

Auto-Heavy Duty Trucks — 0.2%
Hino Motors, Ltd.	600	5,209
Isuzu Motors, Ltd.	1,400	17,147
Iveco Group NV†	0	4
Volvo AB, Class A	445	10,142
Volvo AB, Class B	52,772	1,189,975

		1,222,477

Auto/Truck Parts & Equipment-Original — 0.0%
Aisin Corp.	400	14,558
Brembo SpA	334	4,430
Denso Corp.	1,200	89,467

201

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto/Truck Parts & Equipment-Original (continued)
Koito Manufacturing Co., Ltd.	300	$15,075
NGK Insulators, Ltd.	700	11,859
NGK Spark Plug Co., Ltd.	400	6,809
Stanley Electric Co., Ltd.	400	9,361
Sumitomo Electric Industries, Ltd.	1,800	23,905
Toyota Boshoku Corp.	200	3,554
Toyota Industries Corp.	500	39,069

		218,087

Banks-Commercial — 3.2%
Australia & New Zealand Banking Group, Ltd.	6,609	124,905
Banca Mediolanum SpA	500	4,851
Banco Bilbao Vizcaya Argentaria SA	15,480	98,528
Banco BPM SpA	3,517	10,906
Bank Central Asia Tbk PT	1,619,700	863,609
Bank Hapoalim BM	2,750	28,512
Bank Leumi Le-Israel BM	3,404	36,462
Bank of Kyoto, Ltd.	200	9,330
Bank Polska Kasa Opieki SA	447	14,868
BAWAG Group AG*	162	9,729
Bendigo & Adelaide Bank, Ltd.	1,268	7,737
CaixaBank SA	10,104	32,459
Chiba Bank, Ltd.	1,700	11,009
Citizens Financial Group, Inc.	12,559	646,412
Commerzbank AG†	2,297	19,572
Commonwealth Bank of Australia	3,961	263,530
Concordia Financial Group, Ltd.	2,900	11,920
Danske Bank A/S	1,582	30,649
DBS Group Holdings, Ltd.	103,500	2,711,329
DNB Bank ASA	2,088	49,665
Erste Group Bank AG	789	36,712
FinecoBank Banca Fineco SpA	1,416	23,756
First Republic Bank	1,703	295,624
Fukuoka Financial Group, Inc.	400	7,862
Hang Seng Bank, Ltd.	1,800	35,573
HDFC Bank, Ltd. ADR	27,945	1,917,865
ING Bank Slaski SA	76	5,040
ING Groep NV	9,063	133,793
Intesa Sanpaolo SpA	39,694	117,337
Israel Discount Bank, Ltd., Class A	2,781	18,627
KBC Group NV	19,960	1,732,614
M&T Bank Corp.	4,946	837,753
mBank SA†	30	3,428
Mediobanca Banca di Credito Finanziario SpA	1,669	19,088
Mizrahi Tefahot Bank, Ltd.	344	13,280
National Australia Bank, Ltd.	7,660	147,712
Nordea Bank Abp	8,231	97,698
Oversea-Chinese Banking Corp., Ltd.	9,300	86,128
Powszechna Kasa Oszczednosci Bank Polski SA†	2,002	23,424
Raiffeisen Bank International AG	313	8,764
Resona Holdings, Inc.	5,600	24,046
Santander Bank Polska SA	78	6,688
Sberbank of Russia PJSC ADR	60,530	842,880
Shinsei Bank, Ltd.	300	5,542
Shizuoka Bank, Ltd.	1,300	10,204
Signature Bank	980	298,537
Skandinaviska Enskilda Banken AB, Class A	3,727	48,050
Standard Chartered PLC	5,984	43,805

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Sumitomo Mitsui Trust Holdings, Inc.	900	$31,207
SVB Financial Group†	516	301,292
Svenska Handelsbanken AB, Class A	3,566	37,915
Svenska Handelsbanken AB, Class B	45	545
Swedbank AB, Class A	2,155	42,185
Toronto-Dominion Bank	15,701	1,257,537
Truist Financial Corp.	38,383	2,411,220
United Overseas Bank, Ltd.	3,500	77,832
Westpac Banking Corp.	8,517	122,913

		16,110,458

Banks-Fiduciary — 0.2%
Northern Trust Corp.	3,129	364,966
State Street Corp.	8,372	791,154

		1,156,120

Banks-Super Regional — 1.0%
PNC Financial Services Group, Inc.	3,131	644,955
US Bancorp	26,806	1,559,841
Wells Fargo & Co.	52,063	2,800,989

		5,005,785

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	6,352	238,899

Beverages-Non-alcoholic — 0.5%
Coca-Cola Co.	38,222	2,331,924
Coca-Cola Europacific Partners PLC	465	26,575
Coca-Cola HBC AG	455	15,090
Keurig Dr Pepper, Inc.	7,118	270,128
Suntory Beverage & Food, Ltd.	300	11,567

		2,655,284

Beverages-Wine/Spirits — 0.4%
Davide Campari-Milano NV	1,240	15,507
Diageo PLC	33,763	1,701,888
Endeavour Group, Ltd.	2,952	13,230
Pernod Ricard SA	469	100,147
Treasury Wine Estates, Ltd.	1,675	12,611

		1,843,383

Bicycle Manufacturing — 0.0%
Shimano, Inc.	200	45,031

Brewery — 0.5%
Anheuser-Busch InBev SA NV	1,997	125,821
Asahi Group Holdings, Ltd.	1,200	49,045
Budweiser Brewing Co. APAC, Ltd.*	4,000	10,556
Carlsberg A/S, Class B	4,776	772,164
Constellation Brands, Inc., Class A	5,041	1,198,498
Heineken Holding NV	235	20,631
Heineken NV	549	58,934
Kirin Holdings Co., Ltd.	2,100	33,651

		2,269,300

Building & Construction Products-Misc. — 0.2%
Boral, Ltd.	769	3,208
Cie de Saint-Gobain	1,237	84,031
Fletcher Building, Ltd.	1,906	8,072
Fortune Brands Home & Security, Inc.	6,051	569,823
Geberit AG	94	63,887
James Hardie Industries PLC CDI	1,000	33,578
Kingspan Group PLC	357	34,506
LIXIL Corp.	700	16,047

202

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building & Construction Products-Misc. (continued)
ROCKWOOL International A/S, Class A	13	$4,224
ROCKWOOL International A/S, Class B	16	6,119
Sika AG	329	115,149
TOTO, Ltd.	400	17,298

		955,942

Building & Construction-Misc. — 0.0%
Eiffage SA	192	20,138
Ferrovial SA	1,165	32,381
Kajima Corp.	1,200	14,505
Lendlease Corp., Ltd.	1,599	11,340
Obayashi Corp.	1,700	13,774
Shimizu Corp.	1,600	10,664
Taisei Corp.	400	13,103

		115,905

Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	700	147,067
Investment AB Latour, Class B	316	9,797
Nibe Industrier AB, Class B	3,269	30,961
Rinnai Corp.	100	8,967

		196,792

Building Products-Cement — 0.2%
Buzzi Unicem SpA	220	4,580
CRH PLC	1,797	90,338
HeidelbergCement AG	341	23,478
Holcim, Ltd.	1,202	64,976
Martin Marietta Materials, Inc.	1,093	425,308
Vulcan Materials Co.	1,402	266,815

		875,495

Building Products-Doors & Windows — 0.0%
AGC, Inc.	600	27,499

Building-Heavy Construction — 0.5%
Acciona SA	58	10,147
Ackermans & van Haaren NV	53	10,226
ACS Actividades de Construccion y Servicios SA	628	15,858
Bouygues SA	505	17,771
Cellnex Telecom SA*	1,325	60,423
CIMIC Group, Ltd.	123	1,437
CK Infrastructure Holdings, Ltd.	1,000	6,167
Infrastrutture Wireless Italiane SpA*	825	8,893
Keppel Corp., Ltd.	3,400	14,242
Kinden Corp.	400	5,722
Skanska AB, Class B	929	22,716
Strabag SE	24	1,030
Vinci SA	20,090	2,197,689

		2,372,321

Building-Maintenance & Services — 0.0%
Rentokil Initial PLC	4,316	30,179

Building-Residential/Commercial — 0.2%
Barratt Developments PLC	2,366	19,604
Berkeley Group Holdings PLC	268	15,252
Daiwa House Industry Co., Ltd.	1,500	43,773
Haseko Corp.	500	6,339
Iida Group Holdings Co., Ltd.	400	8,330
Open House Co., Ltd.	100	5,156

Security Description	Shares	Value (Note 2)
Building-Residential/Commercial (continued)
Persimmon PLC	20,061	$651,489
Sekisui Chemical Co., Ltd.	1,100	19,262
Sekisui House, Ltd.	1,600	32,438
Taylor Wimpey PLC	8,465	17,333

		818,976

Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	1,473	873,990
Comcast Corp., Class A	17,922	895,921
DISH Network Corp., Class A†	7,199	226,049
Liberty Broadband Corp., Class C†	2,552	378,742
Telenet Group Holding NV	110	4,221

		2,378,923

Casino Hotels — 0.0%
Crown Resorts, Ltd.†	833	7,169
Galaxy Entertainment Group, Ltd.†	4,000	23,259
Sands China, Ltd.†	5,600	15,709

		46,137

Casino Services — 0.0%
Aristocrat Leisure, Ltd.	1,554	45,143
Sega Sammy Holdings, Inc.	400	6,710

		51,853

Cellular Telecom — 0.3%
Millicom International Cellular SA SDR†	235	6,293
Orange SA	4,385	51,396
SoftBank Corp.	6,500	81,385
Spark New Zealand, Ltd.	4,413	12,588
T-Mobile US, Inc.†	9,193	994,407
Tele2 AB, Class B	1,163	16,882
Telstra Corp., Ltd.	9,664	26,884
TPG Telecom, Ltd.	863	3,615
Vodafone Group PLC	62,213	109,455

		1,302,905

Chemicals-Diversified — 0.5%
Air Water, Inc.	500	7,617
Arkema SA	153	22,563
Asahi Kasei Corp.	3,200	31,464
BASF SE	2,133	161,991
Celanese Corp.	1,017	158,357
Covestro AG*	449	26,698
Croda International PLC	330	35,555
Eastman Chemical Co.	10,168	1,209,280
Evonik Industries AG	469	15,173
ICL Group, Ltd.	1,609	14,549
Johnson Matthey PLC	461	12,154
Kuraray Co., Ltd.	900	8,072
Mitsubishi Chemical Holdings Corp.	3,200	25,138
Mitsubishi Gas Chemical Co., Inc.	500	9,560
Nissan Chemical Corp.	300	16,327
Nitto Denko Corp.	300	23,322
PPG Industries, Inc.	4,987	778,969
Showa Denko KK	500	10,397
Solvay SA	170	20,474
Sumitomo Chemical Co., Ltd.	3,800	19,120
Symrise AG	298	35,557
Tosoh Corp.	800	12,518

		2,654,855

203

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PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG	16	$16,185

Chemicals-Specialty — 0.1%
Brenntag SE	358	30,450
Chr. Hansen Holding A/S	238	19,075
Givaudan SA	20	82,969
Koninklijke DSM NV	406	76,466
Novozymes A/S, Class B	488	33,514
Shin-Etsu Chemical Co., Ltd.	900	150,721
Toray Industries, Inc.	3,800	24,152
Umicore SA	464	17,542

		434,889

Circuit Boards — 0.0%
Ibiden Co., Ltd.	300	16,747

Coatings/Paint — 0.1%
Akzo Nobel NV	436	45,153
Axalta Coating Systems, Ltd.†	5,697	168,688
Kansai Paint Co., Ltd.	600	12,458
Nippon Paint Holdings Co., Ltd.	3,400	27,188

		253,487

Coffee — 0.0%
JDE Peet’s NV	178	5,328

Commercial Services — 0.5%
Amadeus IT Group SA†	1,045	71,696
Benefit One, Inc.	100	3,039
Edenred	579	24,815
Intertek Group PLC	374	27,067
Quanta Services, Inc.	5,344	548,936
RELX PLC (LSE)	4,603	141,088
RELX PLC (XAMS)	34,829	1,070,732
SGS SA	261	744,296

		2,631,669

Commercial Services-Finance — 0.8%
Adyen NV†*	308	628,071
Affirm Holdings, Inc.†	1,417	90,787
Allfunds Group Plc†	439	6,224
Equifax, Inc.	1,628	390,329
Experian PLC	2,250	93,968
FleetCor Technologies, Inc.†	1,986	473,184
Global Payments, Inc.	2,492	373,501
GMO Payment Gateway, Inc.	100	8,742
IHS Markit, Ltd.	2,792	326,078
Nexi SpA†*	1,063	15,556
PayPal Holdings, Inc.†	2,663	457,876
S&P Global, Inc.	2,923	1,213,688
Worldline SA†*	580	28,177

		4,106,181

Communications Software — 0.0%
Sinch AB†*	1,309	13,400

Computer Aided Design — 0.1%
Dassault Systemes SE	1,606	77,326
Synopsys, Inc.†	1,254	389,367

		466,693

Computer Data Security — 0.1%
Avast PLC*	1,514	12,505
Crowdstrike Holdings, Inc., Class A†	1,113	201,052
Zscaler, Inc.†	987	253,768

		467,325

Security Description	Shares	Value (Note 2)
Computer Services — 0.6%
Capgemini SE	6,753	$1,514,035
Computershare, Ltd.	1,331	18,431
Fujitsu, Ltd.	400	52,758
International Business Machines Corp.	2,604	347,816
Itochu Techno-Solutions Corp.	200	5,456
Kyndryl Holdings, Inc.†	8,566	144,594
Leidos Holdings, Inc.	7,323	655,042
NEC Corp.	600	23,355
Nomura Research Institute, Ltd.	1,000	35,184
NTT Data Corp.	1,500	28,824
Otsuka Corp.	200	8,111
SCSK Corp.	200	3,386
Teleperformance	137	51,620

		2,888,612

Computer Software — 0.1%
MongoDB, Inc.†	714	289,248

Computers — 1.8%
Apple, Inc.	52,184	9,120,719

Computers-Integrated Systems — 0.0%
OBIC Co., Ltd.	200	32,986

Computers-Memory Devices — 0.1%
Seagate Technology Holdings PLC	4,493	481,425

Computers-Other — 0.0%
AutoStore Holdings, Ltd.†	7,959	22,474

Consulting Services — 0.0%
Bureau Veritas SA	673	19,274
Nihon M&A Center, Inc.	700	11,028
Worley, Ltd.	860	7,029

		37,331

Containers-Paper/Plastic — 0.2%
D.S. Smith PLC†	3,188	16,294
Huhtamaki Oyj	223	8,789
Packaging Corp. of America	3,205	482,769
WestRock Co.	5,879	271,375

		779,227

Cosmetics & Toiletries — 0.7%
Beiersdorf AG	229	22,672
Essity AB, Class A	38	1,062
Essity AB, Class B	1,399	39,382
Estee Lauder Cos., Inc., Class A	1,243	387,555
Kao Corp.	1,100	55,041
Kose Corp.	100	9,145
L’Oreal SA	2,951	1,263,243
Lion Corp.	600	7,838
Pola Orbis Holdings, Inc.	100	1,489
Procter & Gamble Co.	8,849	1,419,822
Shiseido Co., Ltd.	900	45,544
Unicharm Corp.	1,000	38,700
Unilever PLC	6,104	310,332

		3,601,825

Cruise Lines — 0.1%
Carnival PLC†	363	6,611
Royal Caribbean Cruises, Ltd.†	4,688	364,773

		371,384

Dental Supplies & Equipment — 0.0%
Lifco AB	492	11,478

204

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diagnostic Equipment — 0.2%
Sysmex Corp.	400	$37,981
Thermo Fisher Scientific, Inc.	1,665	967,864

		1,005,845

Diagnostic Kits — 0.1%
DiaSorin SpA	44	6,781
Exact Sciences Corp.†	2,888	220,528
Natera, Inc.†	3,183	224,879
QIAGEN NV†	535	26,294

		478,482

Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA	463	31,254
Fresenius SE & Co. KGaA	960	39,439

		70,693

Distribution/Wholesale — 0.3%
Bunzl PLC	783	29,266
Copart, Inc.†	3,247	419,675
D’Ieteren Group SA	56	9,753
Ferguson PLC	7,420	1,168,013
Jardine Cycle & Carriage, Ltd.	200	3,005
Seven Group Holdings, Ltd.	362	5,599
Sojitz Corp.	460	7,187
Toyota Tsusho Corp.	600	24,357
Travis Perkins PLC	523	10,577

		1,677,432

Diversified Banking Institutions — 1.7%
Banco Santander SA	40,256	141,109
Bank of America Corp.	66,262	3,057,329
Barclays PLC	36,999	99,452
BNP Paribas SA	2,670	190,805
Citigroup, Inc.	12,470	812,046
Credit Agricole SA	3,230	48,484
Credit Suisse Group AG	5,845	55,412
Deutsche Bank AG†	4,798	65,912
HSBC Holdings PLC	48,170	345,256
Lloyds Banking Group PLC	164,772	114,717
Macquarie Group, Ltd.	821	107,756
Mitsubishi UFJ Financial Group, Inc.	29,900	180,743
Mizuho Financial Group, Inc.	5,840	78,803
Morgan Stanley	10,138	1,039,550
Natwest Group PLC	12,302	40,516
Societe Generale SA	33,423	1,239,987
Sumitomo Mitsui Financial Group, Inc.	3,100	111,336
UBS Group AG	8,595	159,359
UniCredit SpA	34,780	548,609

		8,437,181

Diversified Manufacturing Operations — 1.1%
Carlisle Cos., Inc.	1,297	289,802
Eaton Corp. PLC	15,334	2,429,365
Indutrade AB	617	15,290
ITT, Inc.	2,971	273,094
Siemens AG	1,855	291,664
Smiths Group PLC	920	19,391
Toshiba Corp.	1,000	41,444
Trane Technologies PLC	12,208	2,113,205
Trelleborg AB, Class B	600	15,112

		5,488,367

Security Description	Shares	Value (Note 2)
Diversified Minerals — 0.3%
BHP Group, Ltd. (ASX)	6,839	$219,491
BHP Group, Ltd. (LSE)	44,348	1,399,835
Sumitomo Metal Mining Co., Ltd.	600	27,593

		1,646,919

Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	6,500	46,087
Jardine Matheson Holdings, Ltd.	600	35,459
Swire Pacific, Ltd., Class A	1,000	6,036
Swire Pacific, Ltd., Class B	5,000	4,944

		92,526

Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	3,346	23,030

Drug Delivery Systems — 0.1%
DexCom, Inc.†	759	326,734

E-Commerce/Products — 2.0%
Alibaba Group Holding, Ltd.†	49,936	783,913
Allegro.eu SA†*	903	8,375
Amazon.com, Inc.†	2,874	8,597,485
ASOS PLC†	119	3,579
JD.com, Inc., Class A Lock-Up Shares(11)†	1,000	37,290
Mercari, Inc.†	200	7,545
MonotaRO Co., Ltd.	600	9,779
Rakuten Group, Inc.†	2,100	18,209
Sea, Ltd. ADR†	3,365	505,793
THG PLC†	1,670	3,025
ZOZO, Inc.	200	5,327

		9,980,320

E-Commerce/Services — 0.8%
Airbnb, Inc., Class A†	768	118,249
Auto Trader Group PLC*	2,265	20,478
Booking Holdings, Inc.†	660	1,621,046
Bumble, Inc., Class A†	5,579	164,636
Delivery Hero SE†*	5,663	432,500
Lyft, Inc., Class A†	38,594	1,486,641
Match Group, Inc.†	1,992	224,498
Rightmove PLC	2,020	17,769
Uber Technologies, Inc.†	3,620	135,388

		4,221,205

E-Marketing/Info — 0.0%
CyberAgent, Inc.	800	9,322

Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,327	455,034
Brother Industries, Ltd.	700	12,935
Casio Computer Co., Ltd.	500	6,268
Legrand SA	620	63,096

		537,333

Electric-Distribution — 0.0%
AusNet Services, Ltd.	4,444	8,165
E.ON SE	5,212	71,577
HK Electric Investments & HK Electric Investments, Ltd.	5,000	4,977
National Grid PLC	8,998	131,467

		216,186

Electric-Generation — 0.2%
Contact Energy, Ltd.	1,785	9,207
EDP Renovaveis SA	557	11,797
Electricite de France SA	1,100	10,516

205

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electric-Generation (continued)
Engie SA	4,126	$63,215
Mercury NZ, Ltd.	1,454	5,325
Meridian Energy, Ltd.	2,795	8,045
Orsted A/S*	439	46,776
RWE AG	21,026	883,448
SSE PLC	2,433	51,969
Uniper SE	213	9,581

		1,099,879

Electric-Integrated — 1.3%
A2A SpA	3,635	6,905
American Electric Power Co., Inc.	3,465	313,236
CenterPoint Energy, Inc.	10,799	306,260
Chubu Electric Power Co., Inc.	1,700	17,050
Chugoku Electric Power Co., Inc.	700	5,520
CLP Holdings, Ltd.	4,500	44,960
Edison International	3,773	236,907
EDP—Energias de Portugal SA	6,940	35,628
Endesa SA	738	16,608
Enel SpA	17,936	137,510
Entergy Corp.	2,310	258,189
EVN AG	88	2,594
Fortum Oyj	1,011	27,562
Hera SpA	1,867	7,754
Iberdrola SA	120,932	1,396,983
Kansai Electric Power Co., Inc.	2,000	18,906
Kyushu Electric Power Co., Inc.	1,100	8,143
NextEra Energy, Inc.	31,500	2,460,780
Origin Energy, Ltd.	4,089	16,348
PG&E Corp.†	12,116	154,964
PGE Polska Grupa Energetyczna SA†	1,866	3,512
Power Assets Holdings, Ltd.	3,500	21,529
Tohoku Electric Power Co., Inc.	900	6,338
Tokyo Electric Power Co. Holdings, Inc.†	1,300	3,464
Verbund AG	152	16,093
Xcel Energy, Inc.	16,321	1,136,921

		6,660,664

Electric-Transmission — 0.0%
Elia Group SA	78	10,523
Red Electrica Corp. SA	1,005	20,280
Terna SpA	3,266	25,584

		56,387

Electronic Components-Misc. — 0.2%
Garmin, Ltd.	2,252	280,194
Hoya Corp.	4,700	608,619
Kyocera Corp.	800	49,385
Minebea Mitsumi, Inc.	1,000	24,541
Murata Manufacturing Co., Ltd.	1,500	112,489
Nidec Corp.	1,300	115,204
TDK Corp.	900	32,459
Venture Corp., Ltd.	700	9,152

		1,232,043

Electronic Components-Semiconductors — 1.5%
Advanced Micro Devices, Inc.†	17,057	1,948,762
Hamamatsu Photonics KK	400	20,485
Infineon Technologies AG	3,032	123,854
NVIDIA Corp.	4,888	1,196,876
Rohm Co., Ltd.	300	25,213
Samsung Electronics Co., Ltd. GDR	1,598	2,467,312

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
STMicroelectronics NV	1,522	$71,526
SUMCO Corp.	500	9,207
Texas Instruments, Inc.	8,580	1,540,024
Wolfspeed, Inc.†	2,448	230,699

		7,633,958

Electronic Connectors — 0.0%
Hirose Electric Co., Ltd.	100	14,939

Electronic Measurement Instruments — 0.1%
Halma PLC	882	29,895
Keysight Technologies, Inc.†	2,395	404,324
Sartorius AG (Preference Shares)	57	30,515
Shimadzu Corp.	700	25,319
Yokogawa Electric Corp.	500	8,202

		498,255

Electronic Parts Distribution — 0.1%
SYNNEX Corp.	3,396	355,120

Electronic Security Devices — 0.0%
Assa Abloy AB, Class B	2,303	63,094

Electronics-Military — 0.0%
Thales SA	248	22,798

Energy-Alternate Sources — 0.1%
Corp. ACCIONA Energias Renovables SA†	130	3,968
Siemens Gamesa Renewable Energy SA†	521	11,350
SolarEdge Technologies, Inc.†	1,873	446,186
Vestas Wind Systems A/S	2,345	63,067

		524,571

Engineering/R&D Services — 0.0%
Singapore Technologies Engineering, Ltd.	3,600	9,963

Enterprise Software/Service — 0.2%
AVEVA Group PLC	286	11,320
Ceridian HCM Holding, Inc.†	2,240	169,837
HubSpot, Inc.†	686	335,317
Oracle Corp. Japan	100	7,447
SAP SE	2,539	314,354
Temenos AG	156	18,668
TIS, Inc.	400	10,515
WiseTech Global, Ltd.	378	12,344

		879,802

Entertainment Software — 0.0%
Capcom Co., Ltd.	300	7,237
CD Projekt SA	126	5,591
Embracer Group AB†	1,523	15,229
Koei Tecmo Holdings Co, Ltd.	100	3,604
Konami Holdings Corp.	200	10,784
Nexon Co., Ltd.	1,100	20,777
ROBLOX Corp., Class A†	2,072	136,462
Square Enix Holdings Co., Ltd.	200	9,790

		209,474

Explosives — 0.0%
Orica, Ltd.	947	9,371

Filtration/Separation Products — 0.0%
Alfa Laval AB	691	23,380

206

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Consumer Loans — 0.0%
Acom Co., Ltd.	1,000	$2,806

Finance-Credit Card — 1.3%
American Express Co.	5,953	1,070,468
Capital One Financial Corp.	5,845	857,637
Mastercard, Inc., Class A	12,566	4,855,251

		6,783,356

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	12,619	1,106,686
Daiwa Securities Group, Inc.	3,600	21,699
Nomura Holdings, Inc.	7,200	31,761
SBI Holdings, Inc.	600	15,469

		1,175,615

Finance-Leasing Companies — 0.0%
Mitsubishi HC Capital, Inc.	1,200	6,209
ORIX Corp.	2,800	57,792
Tokyo Century Corp.	200	9,892

		73,893

Finance-Other Services — 0.3%
ASX, Ltd.	449	26,713
Deutsche Boerse AG	441	77,874
Hong Kong Exchanges & Clearing, Ltd.	20,700	1,168,259
Intrum AB	172	5,185
Japan Exchange Group, Inc.	1,200	24,754
London Stock Exchange Group PLC	751	73,357
Singapore Exchange, Ltd.	2,000	13,812

		1,389,954

Fisheries — 0.0%
Leroy Seafood Group ASA	649	5,409
Mowi ASA	1,044	25,638
Salmar ASA	131	8,928
Toyo Suisan Kaisha, Ltd.	200	8,213

		48,188

Food-Baking — 0.0%
Yamazaki Baking Co., Ltd.	400	5,723

Food-Catering — 0.0%
Compass Group PLC	4,145	94,088
Sodexo SA	192	17,785

		111,873

Food-Confectionery — 0.0%
Barry Callebaut AG	11	25,277
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	3	34,924

		60,201

Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	1,726	6,351
Danone SA	1,597	99,492
Yakult Honsha Co., Ltd.	400	20,308

		126,151

Food-Flour & Grain — 0.0%
Nisshin Seifun Group, Inc.	600	8,430
Wilmar International, Ltd.	7,400	23,449

		31,879

Food-Meat Products — 0.0%
WH Group, Ltd.*	18,184	12,133

Security Description	Shares	Value (Note 2)
Food-Misc./Diversified — 0.7%
Ajinomoto Co., Inc.	1,300	$36,315
Associated British Foods PLC	828	21,789
Axfood AB	244	6,201
Calbee, Inc.	300	6,907
Kerry Group PLC, Class A	358	45,115
Kewpie Corp.	400	8,237
Kikkoman Corp.	500	37,834
Kraft Heinz Co.	9,954	356,353
MEIJI Holdings Co., Ltd.	400	24,981
Nestle SA	19,559	2,519,824
NH Foods, Ltd.	300	11,532
Nissin Foods Holdings Co., Ltd.	200	14,212
Orkla ASA	1,743	16,654
Post Holdings, Inc.†	3,877	410,264
Tate & Lyle PLC	1,087	10,393

		3,526,611

Food-Retail — 0.1%
Aeon Co., Ltd.	2,000	45,603
Carrefour SA	1,464	27,872
Coles Group, Ltd.	3,097	35,698
Dairy Farm International Holdings, Ltd.	400	1,069
Dino Polska SA†*	112	8,619
Etablissements Franz Colruyt NV	129	5,235
J Sainsbury PLC	4,060	15,939
Jeronimo Martins SGPS SA	643	15,470
Kesko Oyj, Class A†	218	6,272
Kesko Oyj, Class B	635	20,129
Kobe Bussan Co., Ltd.	300	9,342
Koninklijke Ahold Delhaize NV	2,428	78,714
Marks & Spencer Group PLC†	4,545	13,463
Ocado Group PLC†	1,498	30,504
Seven & i Holdings Co., Ltd.	1,800	87,963
Tesco PLC	17,949	71,852
Woolworths Group, Ltd.	2,813	68,717

		542,461

Food-Wholesale/Distribution — 0.1%
Olam International, Ltd.	2,000	2,497
Sysco Corp.	4,331	338,468

		340,965

Footwear & Related Apparel — 0.0%
Dr. Martens PLC	1,322	5,481

Forestry — 0.0%
Holmen AB	262	12,700

Gambling (Non-Hotel) — 0.0%
Evolution AB*	420	52,152
Flutter Entertainment PLC†	355	54,125
Genting Singapore, Ltd.	12,700	6,911
Tabcorp Holdings, Ltd.	5,158	18,140

		131,328

Gas-Distribution — 0.0%
Centrica PLC†	13,651	13,397
Enagas SA	577	12,505
Hong Kong & China Gas Co., Ltd.	25,530	39,316
Naturgy Energy Group SA	766	24,334
Osaka Gas Co., Ltd.	1,000	16,998
Tokyo Gas Co., Ltd.	900	18,178

		124,728

207

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gas-Transportation — 0.0%
Snam SpA	4,759	$26,580

Gold Mining — 0.0%
Evolution Mining, Ltd.	4,403	11,039
Newcrest Mining, Ltd.	1,898	29,207
Northern Star Resources, Ltd.	2,702	16,040

		56,286

Home Decoration Products — 0.1%
Newell Brands, Inc.	14,009	325,149

Home Furnishings — 0.0%
Howden Joinery Group PLC	1,399	15,425

Hotels/Motels — 0.4%
City Developments, Ltd.	800	4,181
Hilton Worldwide Holdings, Inc.†	1,999	290,075
InterContinental Hotels Group PLC†	435	28,728
Marriott International, Inc., Class A†	11,445	1,844,018
Whitbread PLC†	467	19,197

		2,186,199

Human Resources — 0.1%
Adecco Group AG	378	17,995
Persol Holdings Co., Ltd.	400	10,301
Randstad NV	291	18,995
Recruit Holdings Co., Ltd.	3,900	192,307

		239,598

Import/Export — 0.1%
ITOCHU Corp.	3,400	109,215
Marubeni Corp.	4,000	41,426
Mitsubishi Corp.	3,400	115,427
Mitsui & Co., Ltd.	3,800	95,065
Sumitomo Corp.	2,800	43,418

		404,551

Industrial Automated/Robotic — 0.2%
FANUC Corp.	400	79,156
Harmonic Drive Systems, Inc.	100	3,929
Keyence Corp.	1,900	977,097
Nabtesco Corp.	300	9,363
Omron Corp.	500	36,536
SMC Corp.	100	55,937
Yaskawa Electric Corp.	600	25,193

		1,187,211

Industrial Gases — 0.2%
Air Liquide SA	1,100	188,647
Linde PLC	3,304	1,040,002
Nippon Sanso Holdings Corp.	500	9,927

		1,238,576

Instruments-Controls — 0.1%
Honeywell International, Inc.	1,879	384,218
Mettler-Toledo International, Inc.†	191	281,282

		665,500

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc.	1,307	200,807

Insurance-Life/Health — 0.4%
AIA Group, Ltd.	147,200	1,529,005
Assicurazioni Generali SpA	2,827	59,333
Aviva PLC	9,121	53,775
AXA SA	4,774	151,101

Security Description	Shares	Value (Note 2)
Insurance-Life/Health (continued)
Baloise Holding AG	117	$20,486
Challenger, Ltd.	1,337	5,462
Dai-ichi Life Holdings, Inc.	2,600	58,483
Great Eastern Holdings, Ltd.	300	4,694
Japan Post Holdings Co., Ltd.	2,800	23,861
Japan Post Insurance Co., Ltd.	200	3,492
Legal & General Group PLC	13,859	54,068
M&G PLC	6,036	17,706
NN Group NV	739	41,408
Phoenix Group Holdings PLC	1,973	17,684
Prudential PLC	6,376	107,236
Suncorp Group, Ltd.	2,978	23,418
Swiss Life Holding AG	74	47,550
T&D Holdings, Inc.	1,300	19,208

		2,237,970

Insurance-Multi-line — 1.1%
Aegon NV	3,274	18,517
Ageas SA/NV	421	20,254
Allianz SE	11,322	2,899,772
Chubb, Ltd.	1,966	387,853
CNA Financial Corp.	3,365	154,487
CNP Assurances	335	8,212
Direct Line Insurance Group PLC	3,122	12,886
Hartford Financial Services Group, Inc.	5,558	399,453
Loews Corp.	14,156	844,547
Mapfre SA	2,288	4,990
Sampo Oyj, Class A	1,171	58,204
Storebrand ASA	1,096	11,666
Talanx AG	123	5,828
UnipolSai Assicurazioni SpA	986	2,868
Vienna Insurance Group AG Wiener Versicherung Gruppe	112	3,277
Zurich Insurance Group AG	1,189	567,756

		5,400,570

Insurance-Property/Casualty — 0.9%
Admiral Group PLC	627	26,627
Alleghany Corp.†	389	258,296
Berkshire Hathaway, Inc., Class B†	3,833	1,199,806
Gjensidige Forsikring ASA	441	10,759
Hiscox, Ltd.	821	10,805
Insurance Australia Group, Ltd.	5,722	17,229
MS&AD Insurance Group Holdings, Inc.	1,000	34,327
Powszechny Zaklad Ubezpieczen SA	1,323	11,763
Progressive Corp.	19,925	2,165,050
QBE Insurance Group, Ltd.	3,425	27,135
Sompo Holdings, Inc.	900	42,111
Tokio Marine Holdings, Inc.	1,600	95,600
Travelers Cos., Inc.	5,144	854,830
Tryg A/S	835	19,711

		4,774,049

Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd.	638	308,454
Hannover Rueck SE	140	28,083
Muenchener Rueckversicherungs-Gesellschaft AG	326	102,245
Swiss Re AG	670	72,712

		511,494

Internet Application Software — 0.1%
Shopify, Inc., Class A†	395	380,875

208

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Entertainment — 0.4%
Meta Platforms, Inc., Class A†	4,915	$1,539,673
Roku, Inc.†	1,453	238,364
Snap, Inc., Class A†	12,824	417,293

		2,195,330

Internet Content-Information/News — 0.3%
Adevinta ASA†	644	6,756
Deliveroo PLC†*	675	1,409
IAC/InterActiveCorp†	1,521	207,677
Kakaku.com, Inc.	300	6,208
M3, Inc.	1,000	38,328
Prosus NV	2,022	168,425
SEEK, Ltd.	820	17,000
Tencent Holdings, Ltd.	21,000	1,281,784

		1,727,587

Internet Gambling — 0.0%
DraftKings, Inc., Class A†	6,101	134,771
Entain PLC†	1,359	29,362

		164,133

Internet Security — 0.1%
Palo Alto Networks, Inc.†	1,026	530,852
Trend Micro, Inc.†	300	15,952

		546,804

Investment Companies — 0.1%
Aker ASA, Class A	55	4,695
EXOR NV	263	22,061
Groupe Bruxelles Lambert SA	247	26,506
HAL Trust	201	31,641
Industrivarden AB, Class A	434	13,692
Industrivarden AB, Class C	425	13,183
Investor AB, Class A	1,331	30,385
Investor AB, Class B	4,229	92,045
Kinnevik AB, Class A†	19	599
Kinnevik AB, Class B†	562	16,858
L E Lundbergforetagen AB, Class B	149	7,634
Melrose Industries PLC	10,151	20,665
Sofina SA	37	14,744
Storskogen Group AB, Class B†	2,301	10,322
Washington H. Soul Pattinson & Co., Ltd.	569	11,011

		316,041

Investment Management/Advisor Services — 0.4%
Abrdn PLC	5,062	16,520
Ameriprise Financial, Inc.	2,421	736,734
Amundi SA*	142	11,065
BlackRock, Inc.	439	361,271
Hargreaves Lansdown PLC	825	14,942
Invesco, Ltd.	10,798	244,683
Julius Baer Group, Ltd.	517	33,772
Magellan Financial Group, Ltd.	335	4,453
Nordnet AB	378	5,935
Schroders PLC	284	13,021
Schroders PLC (Non-Voting)†	117	3,409
St James’s Place PLC	1,254	25,862
T. Rowe Price Group, Inc.	1,883	290,792

		1,762,459

Leisure Products — 0.0%
Yamaha Corp.	400	18,214

Security Description	Shares	Value (Note 2)
Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	900	$8,724
Techtronic Industries Co., Ltd.	4,000	65,761

		74,485

Machinery-Construction & Mining — 0.0%
Epiroc AB, Class A	1,454	30,906
Epiroc AB, Class B	906	16,350
Hitachi Construction Machinery Co., Ltd.	300	7,681
Komatsu, Ltd.	2,300	56,622
Metso Outotec Oyj	1,636	17,482
Sandvik AB	2,534	66,648
Weir Group PLC	603	14,239

		209,928

Machinery-Electrical — 0.1%
Fuji Electric Co., Ltd.	400	21,526
Hitachi, Ltd.	2,200	114,674
Konecranes OYJ	149	6,004
Mitsubishi Electric Corp.	5,000	62,719
Mitsubishi Heavy Industries, Ltd.	800	21,670
Schindler Holding AG (Participation Certificate)	94	23,541
Schindler Holding AG	46	11,541
Siemens Energy AG†	928	20,641

		282,316

Machinery-Farming — 0.4%
CNH Industrial NV	2,312	35,026
Deere & Co.	5,227	1,967,443
Husqvarna AB, Class A	32	446
Husqvarna AB, Class B	960	13,406
Kubota Corp.	2,600	55,784

		2,072,105

Machinery-General Industrial — 0.4%
ANDRITZ AG	166	8,837
Atlas Copco AB, Class A	14,725	865,437
Atlas Copco AB, Class B	906	46,152
Beijer Ref AB	575	10,018
GEA Group AG	382	17,914
Hexagon AB, Class B	4,819	65,111
Kone Oyj, Class B	11,075	720,025
Spirax-Sarco Engineering PLC	172	30,850
Sumitomo Heavy Industries, Ltd.	300	7,879

		1,772,223

Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	300	20,857
KION Group AG	167	15,237

		36,094

Machinery-Pumps — 0.4%
Dover Corp.	3,177	539,804
Ingersoll Rand, Inc.	23,603	1,326,725

		1,866,529

Medical Instruments — 0.7%
Alcon, Inc.	1,161	89,535
Asahi Intecc Co., Ltd.	500	8,524
Boston Scientific Corp.†	53,578	2,298,496
Demant A/S†	234	10,351
Elekta AB, Series B	805	8,217
Getinge AB, Class B	507	19,873

209

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Instruments (continued)
Intuitive Surgical, Inc.†	3,602	$1,023,616
Medtronic PLC	2,404	248,790
Olympus Corp.	2,900	65,024

		3,772,426

Medical Labs & Testing Services — 0.3%
BioMerieux	109	12,765
Catalent, Inc.†	3,796	394,518
Eurofins Scientific SE	297	29,791
Lonza Group AG	1,192	820,492
Wuxi Biologics Cayman, Inc.†*	8,000	78,559

		1,336,125

Medical Laser Systems — 0.0%
Carl Zeiss Meditec AG	86	13,684

Medical Products — 0.5%
Cochlear, Ltd.	152	20,809
Coloplast A/S, Class B	3,791	550,922
ConvaTec Group PLC*	3,694	8,752
Cooper Cos., Inc.	1,057	421,003
Koninklijke Philips NV	2,130	70,666
Sartorius Stedim Biotech	56	24,518
Siemens Healthineers AG*	655	41,757
Smith & Nephew PLC	2,055	34,913
Sonova Holding AG	125	44,409
Straumann Holding AG	26	42,982
Terumo Corp.	1,700	62,141
Zimmer Biomet Holdings, Inc.	10,867	1,336,859

		2,659,731

Medical-Biomedical/Gene — 0.9%
Alnylam Pharmaceuticals, Inc.†	2,016	277,402
Argenx SE (BSE)†	60	15,996
Argenx SE (XAMS)†	59	15,729
Biogen, Inc.†	376	84,976
CSL, Ltd.	1,111	206,328
Exelixis, Inc.†	9,566	173,145
Genmab A/S†	156	52,997
Horizon Therapeutics PLC†	4,527	422,505
Oxford Nanopore Technologies PLC†	873	5,727
Regeneron Pharmaceuticals, Inc.†	4,199	2,555,469
Royalty Pharma PLC, Class A	4,629	185,206
Vertex Pharmaceuticals, Inc.†	2,912	707,762
Vitrolife AB	139	5,703

		4,708,945

Medical-Drugs — 3.3%
AbbVie, Inc.	31,070	4,253,172
Astellas Pharma, Inc.	4,300	69,182
AstraZeneca PLC	3,597	417,388
Bayer AG	2,281	138,285
Bristol-Myers Squibb Co.	48,693	3,159,689
Chugai Pharmaceutical Co., Ltd.	1,500	48,707
Daiichi Sankyo Co., Ltd.	4,200	94,035
Eisai Co., Ltd.	700	35,374
Eli Lilly & Co.	3,786	929,047
GlaxoSmithKline PLC	11,628	257,328
Grifols SA	682	12,017
Grifols SA, Class B (Preference Shares)	548	6,403
Hikma Pharmaceuticals PLC	417	11,719
Ipsen SA	93	9,052
Jazz Pharmaceuticals PLC†	2,175	302,129

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Johnson & Johnson	3,546	$610,940
Kobayashi Pharmaceutical Co., Ltd.	200	15,624
Kyowa Kirin Co., Ltd.	16,500	413,837
Merck & Co., Inc.	3,263	265,869
Merck KGaA	301	65,615
Nippon Shinyaku Co., Ltd.	200	13,099
Novartis AG	5,651	491,317
Novo Nordisk A/S, Class B	34,455	3,449,238
Ono Pharmaceutical Co., Ltd.	1,100	26,570
Organon & Co.	5,390	171,995
Orion Oyj, Class A†	70	2,822
Orion Oyj, Class B	246	9,993
Otsuka Holdings Co., Ltd.	1,300	44,536
Recordati Industria Chimica e Farmaceutica SpA	233	13,004
Roche Holding AG (BR)	58	23,856
Roche Holding AG (NES)	1,630	630,266
Sanofi	2,670	277,550
Santen Pharmaceutical Co., Ltd.	1,000	11,390
Shionogi & Co., Ltd.	600	33,740
Sumitomo Dainippon Pharma Co., Ltd.	400	4,371
Taisho Pharmaceutical Holdings Co., Ltd.	200	9,827
Takeda Pharmaceutical Co., Ltd.	3,700	107,175
UCB SA	294	29,185
Vifor Pharma AG	108	19,101

		16,484,447

Medical-Generic Drugs — 0.1%
Teva Pharmaceutical Industries, Ltd.†	2,560	21,720
Viatris, Inc.	14,443	216,212

		237,932

Medical-HMO — 0.8%
Centene Corp.†	13,531	1,052,171
Medibank Private, Ltd.	6,394	14,064
UnitedHealth Group, Inc.	6,157	2,909,613

		3,975,848

Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	634	152,192
Mediclinic International PLC†	941	4,058
NMC Health PLC†(1)	210	0
Ramsay Health Care, Ltd.	430	19,194

		175,444

Medical-Wholesale Drug Distribution — 0.2%
Alfresa Holdings Corp.	400	5,712
AmerisourceBergen Corp.	3,401	463,216
Amplifon SpA	215	9,107
McKesson Corp.	1,384	355,300
Medipal Holdings Corp.	400	7,202

		840,537

Metal Processors & Fabrication — 0.0%
NSK, Ltd.	1,100	7,492
SKF AB, Class A†	26	589
SKF AB, Class B	878	19,299
Timken Co.	2,825	188,710

		216,090

Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	700	22,781

210

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Metal-Aluminum — 0.0%
Alumina, Ltd.	5,455	$7,336
Norsk Hydro ASA	3,171	24,350

		31,686

Metal-Copper — 0.1%
Antofagasta PLC	801	14,641
Freeport-McMoRan, Inc.	9,192	342,126

		356,767

Metal-Diversified — 0.5%
Anglo American PLC	28,841	1,264,740
Boliden AB	641	25,895
Glencore PLC	25,395	132,738
KGHM Polska Miedz SA	316	10,874
Rio Tinto PLC	12,263	863,918
Rio Tinto, Ltd.	862	68,447
South32, Ltd.	10,852	29,801

		2,396,413

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	3,931	55,659

Miscellaneous Manufacturing — 0.0%
Alstom SA	682	22,133

Motion Pictures & Services — 0.0%
Toho Co., Ltd.	300	11,633

Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	800	19,094

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	1,113	29,757

Multimedia — 0.1%
Bollore SA	2,120	11,438
Informa PLC†	3,490	26,451
Pearson PLC	1,757	14,587
Vivendi SE	1,879	24,625
Walt Disney Co.†	1,460	208,736

		285,837

Music — 0.0%
Universal Music Group NV	3,073	76,331

Networking Products — 0.1%
Arista Networks, Inc.†	2,014	250,360
Cisco Systems, Inc.	4,764	265,212
Nokia Oyj†	12,572	74,556
Telefonaktiebolaget LM Ericsson, Class A†	103	1,278
Telefonaktiebolaget LM Ericsson, Class B	6,712	83,303

		674,709

Office Automation & Equipment — 0.1%
Canon, Inc.	2,500	59,039
FUJIFILM Holdings Corp.	1,100	73,640
Ricoh Co., Ltd.	1,900	16,048
Seiko Epson Corp.	700	10,889
Zebra Technologies Corp., Class A†	611	311,072

		470,688

Oil Companies-Exploration & Production — 0.7%
Aker BP ASA	292	10,086
ConocoPhillips	19,260	1,706,821
Coterra Energy, Inc.	15,854	347,203
Diamondback Energy, Inc.	1,451	183,058

Security Description	Shares	Value (Note 2)
Oil Companies-Exploration & Production (continued)
EOG Resources, Inc.	5,704	$635,882
Harbour Energy PLC†	1,310	6,345
Inpex Corp.	2,500	25,101
Lundin Energy AB	444	17,969
Pioneer Natural Resources Co.	2,569	562,328
Santos, Ltd.	7,074	35,831
Woodside Petroleum, Ltd.	2,236	39,772

		3,570,396

Oil Companies-Integrated — 0.9%
BP PLC	158,304	816,578
Chevron Corp.	11,191	1,469,714
Eni SpA	5,859	87,852
Equinor ASA	2,495	68,734
Galp Energia SGPS SA	1,010	11,136
OMV AG	335	20,375
Polskie Gornictwo Naftowe I Gazownictwo SA	2,782	3,625
Repsol SA	3,263	41,343
Shell PLC	71,834	1,822,635
TotalEnergies SE	5,762	326,371

		4,668,363

Oil Refining & Marketing — 0.1%
Ampol, Ltd.	554	11,736
DCC PLC	236	19,810
ENEOS Holdings, Inc.	7,400	29,276
Idemitsu Kosan Co., Ltd.	600	15,288
Marathon Petroleum Corp.	3,650	261,888
Neste Oyj	999	44,832
Phillips 66	3,950	334,920
Polski Koncern Naftowy Orlen SA	750	13,056

		730,806

Optical Supplies — 0.0%
EssilorLuxottica SA	698	132,358

Paper & Related Products — 0.0%
Mondi PLC	1,127	28,193
Oji Holdings Corp.	2,400	12,698
Smurfit Kappa Group PLC	601	31,683
Stora Enso Oyj, Class A	119	2,424
Stora Enso Oyj, Class R	1,422	28,975
Svenska Cellulosa AB SCA, Class A†	71	1,237
Svenska Cellulosa AB SCA, Class B	1,392	24,219
UPM-Kymmene Oyj	1,241	45,207

		174,636

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	817	202,616

Petrochemicals — 0.0%
Mitsui Chemicals, Inc.	500	13,350

Pharmacy Services — 0.2%
Cigna Corp.	1,031	237,604
CVS Health Corp.	5,255	559,710

		797,314

Photo Equipment & Supplies — 0.0%
Nikon Corp.	900	9,396

Pipelines — 0.2%
APA Group	2,739	18,582
Kinder Morgan, Inc.	20,582	357,304
TC Energy Corp.	5,136	265,214
Williams Cos., Inc.	11,811	353,621

		994,721

211

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Power Converter/Supply Equipment — 0.3%
ABB, Ltd.	4,146	$143,298
Generac Holdings, Inc.†	1,300	367,094
Schneider Electric SE	7,181	1,220,720

		1,731,112

Precious Metals — 0.0%
Polymetal International PLC	780	11,193

Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	700	16,856
Toppan Printing Co., Ltd.	800	15,277

		32,133

Private Equity — 0.2%
3i Group PLC	2,260	42,106
Blackstone, Inc., Class A	5,018	662,225
Bridgepoint Group, Ltd.†*	516	2,672
Capitaland Investment, Ltd.†	5,800	14,849
EQT AB	642	25,025
Intermediate Capital Group PLC	683	17,608
Partners Group Holding AG	53	73,740

		838,225

Public Thoroughfares — 0.0%
Atlantia SpA†	1,169	21,661
Transurban Group	7,062	62,397

		84,058

Publishing-Newspapers — 0.0%
Schibsted ASA, Class A	177	5,238
Schibsted ASA, Class B	233	6,142

		11,380

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	610	62,147

Radio — 0.1%
Liberty Media Corp. — Liberty SiriusXM, Series C†	7,070	328,967

Real Estate Investment Trusts — 1.3%
Advance Residence Investment Corp.	4	11,795
American Homes 4 Rent, Class A	6,181	241,863
Apple Hospitality REIT, Inc.	9,837	158,671
Ascendas Real Estate Investment Trust	7,772	15,910
British Land Co. PLC	2,177	16,238
Brixmor Property Group, Inc.	14,099	357,551
CapitaLand Integrated Commercial Trust	11,485	16,525
CBL & Associates Properties, Inc.†	5,513	166,272
Covivio	104	8,675
Daiwa House REIT Investment Corp.	5	14,902
Derwent London PLC	261	11,983
Dexus†	2,497	18,268
Federal Realty Investment Trust	1,783	227,315
Gecina SA	127	17,189
GLP J-REIT	10	16,114
Goodman Group	3,931	64,860
GPT Group	4,447	15,826
Japan Metropolitan Fund Investment Corp.	16	13,485
Japan Prime Realty Investment Corp.	3	9,791
Japan Real Estate Investment Corp.	3	16,476
JBG SMITH Properties	6,067	166,236
Kimco Realty Corp.	18,211	441,799

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Lamar Advertising Co., Class A	1,092	$120,950
Land Securities Group PLC	1,744	18,647
Link REIT	4,700	40,302
Mapletree Commercial Trust	5,000	6,672
Mid-America Apartment Communities, Inc.	1,396	288,525
Mirvac Group	9,153	17,074
Nippon Building Fund, Inc.	4	23,135
Nippon Prologis REIT, Inc.	6	18,730
Nomura Real Estate Master Fund, Inc.	11	15,241
Orix JREIT, Inc.	6	8,604
Prologis, Inc.	14,365	2,252,719
Public Storage	696	249,537
Rayonier, Inc.	10,375	379,102
Scentre Group	12,050	25,157
Segro PLC	2,787	48,899
Stockland	5,541	16,035
Sun Communities, Inc.	2,472	467,109
Unibail-Rodamco-Westfield†	271	20,691
United Urban Investment Corp.	6	7,080
Vicinity Centres	8,981	10,421
Warehouses De Pauw CVA	325	13,981
Welltower, Inc.	1,655	143,373
Weyerhaeuser Co.	14,896	602,245

		6,821,973

Real Estate Management/Services — 0.1%
Aeon Mall Co., Ltd.	200	2,896
CBRE Group, Inc., Class A†	2,463	249,600
Daito Trust Construction Co., Ltd.	200	22,902
Deutsche Wohnen SE	111	4,502
ESR Cayman, Ltd.†*	3,400	11,495
Fabege AB	629	9,398
Fastighets AB Balder, Class B†	244	16,110
Mitsubishi Estate Co., Ltd.	3,200	46,315
REA Group, Ltd.	119	12,356
Sagax AB, Class B	387	11,216
Vonovia SE	1,785	101,121

		487,911

Real Estate Operations & Development — 0.1%
Aroundtown SA	2,248	13,797
Azrieli Group, Ltd.	84	7,585
Castellum AB	664	15,571
CK Asset Holdings, Ltd.	4,500	29,970
Frasers Property, Ltd.	3,900	3,201
Hang Lung Properties, Ltd.	4,000	8,562
Henderson Land Development Co., Ltd.	3,000	13,124
Hulic Co., Ltd.	1,300	12,577
Mitsui Fudosan Co., Ltd.	2,200	47,037
New World Development Co., Ltd.	2,750	11,202
Nomura Real Estate Holdings, Inc.	300	7,047
Samhallsbyggnadsbolaget i Norden AB	2,594	15,738
Sino Land Co., Ltd.	8,000	10,367
Sumitomo Realty & Development Co., Ltd.	1,100	34,078
Sun Hung Kai Properties, Ltd.	3,500	42,624
Swire Properties, Ltd.	2,200	5,876
Tokyu Fudosan Holdings Corp.	1,400	7,668
UOL Group, Ltd.	1,000	5,405
Wharf Real Estate Investment Co., Ltd.	4,000	18,993

		310,422

212

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Recycling — 0.0%
TOMRA Systems ASA	271	$13,538

Rental Auto/Equipment — 0.0%
Ashtead Group PLC	1,044	74,578

Resort/Theme Parks — 0.0%
Oriental Land Co., Ltd.	600	104,710

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	1,339	24,655

Retail-Apparel/Shoe — 0.3%
Burlington Stores, Inc.†	1,265	299,716
Fast Retailing Co., Ltd.	200	117,524
Gap, Inc.	16,672	301,263
Hennes & Mauritz AB, Class B	1,730	34,284
Industria de Diseno Textil SA	2,599	78,528
JD Sports Fashion PLC	5,747	14,703
Moncler SpA	489	31,212
Next PLC	308	31,343
Ross Stores, Inc.	5,189	507,225
Zalando SE†*	450	35,357

		1,451,155

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	331	657,482
O’Reilly Automotive, Inc.†	1,326	864,220

		1,521,702

Retail-Automobile — 0.1%
CarMax, Inc.†	1,964	218,338
USS Co., Ltd.	500	8,181

		226,519

Retail-Building Products — 0.4%
Home Depot, Inc.	2,419	887,725
Kingfisher PLC	4,557	20,478
Lowe’s Cos., Inc.	4,255	1,009,924
Nitori Holdings Co., Ltd.	200	28,660
Reece, Ltd.	659	10,194
Wesfarmers, Ltd.	2,632	99,151

		2,056,132

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,242	321,866
Yamada Holdings Co., Ltd.	1,200	4,057

		325,923

Retail-Convenience Store — 0.0%
Lawson, Inc.	100	4,401

Retail-Discount — 0.1%
B&M European Value Retail SA	1,976	15,118
Dollar General Corp.	1,284	267,688
Harvey Norman Holdings, Ltd.	1,412	4,919
Pan Pacific International Holdings Corp.	1,200	16,190

		303,915

Retail-Drug Store — 0.0%
Cosmos Pharmaceutical Corp.	100	12,537
MatsukiyoCocokara & Co.	300	10,291
Sundrug Co., Ltd.	100	2,520
Tsuruha Holdings, Inc.	100	8,051
Welcia Holdings Co., Ltd.	200	5,422

		38,821

Security Description	Shares	Value (Note 2)
Retail-Hypermarkets — 0.1%
Wal-Mart de Mexico SAB de CV	148,920	$505,135

Retail-Jewelry — 0.1%
Cie Financiere Richemont SA	1,211	175,619
Pandora A/S	232	25,151
Swatch Group AG (TRQX)	124	6,948
Swatch Group AG (XEGT)	67	19,517

		227,235

Retail-Major Department Stores — 0.0%
Marui Group Co., Ltd.	400	7,741

Retail-Misc./Diversified — 0.0%
Ryohin Keikaku Co., Ltd.	600	8,613

Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	1,817	357,331

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	6,496	387,876
Pepco Group NV†*	227	2,186

		390,062

Retail-Restaurants — 0.6%
Cracker Barrel Old Country Store, Inc.	1,055	125,693
Domino’s Pizza Enterprises, Ltd.	146	10,796
McDonald’s Corp.	10,011	2,597,354
Yum! Brands, Inc.	3,195	399,918

		3,133,761

Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	1,877	216,606

Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	3,876	158,451

Retirement/Aged Care — 0.0%
Ryman Healthcare, Ltd.	975	6,351

Rubber-Tires — 0.0%
Bridgestone Corp.	1,400	61,460
Cie Generale des Etablissements Michelin SCA	415	69,459
Continental AG†	251	24,031
Nokian Renkaat Oyj	293	9,874
Pirelli & C SpA*	1,022	7,213
Sumitomo Rubber Industries, Ltd.	400	4,165

		176,202

Rubber/Plastic Products — 0.0%
Hexpol AB	604	7,212

Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	2,385	306,258
IDP Education, Ltd.	485	10,171

		316,429

Security Services — 0.0%
Secom Co., Ltd.	500	35,341
Securitas AB, Class B	805	9,723
Sohgo Security Services Co., Ltd.	200	7,274

		52,338

Semiconductor Components-Integrated Circuits — 1.8%
Analog Devices, Inc.	16,115	2,642,377
NXP Semiconductors NV	16,096	3,306,762
QUALCOMM, Inc.	4,963	872,297
Renesas Electronics Corp.†	3,000	34,534
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	16,310	2,000,095

		8,856,065

213

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Semiconductor Equipment — 0.7%
Advantest Corp.	400	$34,099
ASM International NV	89	30,915
ASML Holding NV	2,786	1,905,628
Entegris, Inc.	3,701	443,528
Lam Research Corp.	982	579,301
Lasertec Corp.†	200	44,829
Teradyne, Inc.	2,104	247,073
Tokyo Electron, Ltd.	400	194,431

		3,479,804

Shipbuilding — 0.0%
Kongsberg Gruppen ASA	213	6,460
Wartsila Oyj Abp	1,127	13,963

		20,423

Silver Mining — 0.0%
Fresnillo PLC	396	3,332

Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA	227	17,858
Henkel AG & Co. KGaA (Preference Shares)	414	33,713
Reckitt Benckiser Group PLC	1,710	138,678

		190,249

Steel Pipe & Tube — 0.0%
Tenaris SA	1,076	13,075

Steel-Producers — 0.0%
ArcelorMittal SA	1,483	44,241
BlueScope Steel, Ltd.	1,169	15,281
Evraz PLC	1,371	9,359
JFE Holdings, Inc.	1,300	16,673
Nippon Steel Corp.	2,200	35,715
SSAB AB, Class A†	515	3,051
SSAB AB, Class B†	1,466	7,641
voestalpine AG	257	8,579

		140,540

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.†	400	7,201

Telecom Services — 0.0%
HKT Trust & HKT, Ltd.	9,000	12,271
Singapore Telecommunications, Ltd.	16,500	29,937
Telenor ASA	1,495	24,671

		66,879

Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	11,602	108,943
NICE, Ltd.†	146	37,418

		146,361

Telephone-Integrated — 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.†	4,751	8,167
BT Group PLC	20,363	53,917
Deutsche Telekom AG	7,871	147,509
Elisa Oyj	349	20,519
KDDI Corp.	3,800	120,744
Koninklijke KPN NV	8,196	26,978
Nippon Telegraph & Telephone Corp.	2,800	79,795
Proximus SADP	360	7,342
SoftBank Group Corp.	2,900	128,277
Swisscom AG	59	33,656

Security Description	Shares	Value (Note 2)
Telephone-Integrated (continued)
Telecom Italia SpA	23,484	$11,044
Telecom Italia SpA (RSP)	13,992	6,243
Telefonica Deutschland Holding AG	2,140	6,109
Telefonica SA	12,434	58,086
Telekom Austria AG†	324	2,808
Telia Co. AB	5,791	22,806
Verizon Communications, Inc.	15,377	818,518

		1,552,518

Television — 0.1%
Cyfrowy Polsat SA	916	7,066
ITV PLC†	8,410	12,834
Nexstar Media Group, Inc., Class A	1,686	278,831
RTL Group SA	86	4,833

		303,564

Textile-Apparel — 0.6%
LPP SA	2	7,823
LVMH Moet Hennessy Louis Vuitton SE	3,640	2,992,933

		3,000,756

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	2,419	381,887

Tobacco — 0.1%
British American Tobacco PLC	5,303	225,700
Imperial Brands PLC	2,204	52,092
Japan Tobacco, Inc.	2,500	50,103
Philip Morris International, Inc.	3,370	346,605
Swedish Match AB	3,668	28,257

		702,757

Tools-Hand Held — 0.2%
Makita Corp.	700	26,201
Stanley Black & Decker, Inc.	4,490	784,178

		810,379

Toys — 0.0%
Bandai Namco Holdings, Inc.	500	35,158
Nintendo Co., Ltd.	300	147,148

		182,306

Transport-Marine — 0.0%
AP Moller — Maersk A/S, Series A	7	23,426
AP Moller — Maersk A/S, Series B	13	46,651
Mitsui OSK Lines, Ltd.	300	23,182
Nippon Yusen KK	400	31,303

		124,562

Transport-Rail — 0.7%
Aurizon Holdings, Ltd.	4,273	10,721
Canadian National Railway Co.	8,815	1,074,388
Central Japan Railway Co.	500	66,197
East Japan Railway Co.	800	45,805
Getlink SE	1,008	15,900
Hankyu Hanshin Holdings, Inc.	700	20,404
Keio Corp.	300	13,509
Keisei Electric Railway Co., Ltd.	300	8,486
Kintetsu Group Holdings Co., Ltd.†	500	14,542
MTR Corp., Ltd.	3,500	18,913
Nagoya Railroad Co., Ltd.†	600	9,487
Norfolk Southern Corp.	8,216	2,234,670
Odakyu Electric Railway Co., Ltd.	900	15,911
Seibu Holdings, Inc.†	700	6,861
Tobu Railway Co., Ltd.	300	7,036

214

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Transport-Rail (continued)
Tokyu Corp.	1,300	$17,288
West Japan Railway Co.	600	25,210

		3,605,328

Transport-Services — 0.4%
Deutsche Post AG	11,646	694,005
DSV A/S	495	100,658
FedEx Corp.	3,551	873,049
Kuehne & Nagel International AG	117	33,157
Kyushu Railway Co.	300	6,258
Nippon Express Holdings, Inc.	200	11,766
Poste Italiane SpA*	1,062	14,194
Royal Mail PLC	1,833	10,938
SG Holdings Co., Ltd.	1,200	25,539
Yamato Holdings Co., Ltd.	800	17,070

		1,786,634

Transport-Truck — 0.1%
Old Dominion Freight Line, Inc.	1,237	373,487

Travel Services — 0.0%
TUI AG†	2,638	9,044

Veterinary Products — 0.0%
Dechra Pharmaceuticals PLC	252	14,155

Water — 0.0%
Severn Trent PLC	589	22,806
United Utilities Group PLC	1,582	22,758
Veolia Environnement SA	1,505	54,458

		100,022

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	300	12,299

Web Portals/ISP — 1.7%
Alphabet, Inc., Class A†	1,243	3,363,645
Alphabet, Inc., Class C†	1,942	5,270,530
Z Holdings Corp.	6,200	31,678

		8,665,853

Wire & Cable Products — 0.0%
Prysmian SpA	622	20,929

Total Common Stocks (cost $284,834,971)		307,823,418

REGISTERED INVESTMENT COMPANIES — 0.1%
JPMorgan Emerging Markets Equity Fund, Class R6 (cost $244,340)	9,116	329,625

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Super Regional — 0.0%
PNC Financial Services Group, Inc. FRS 3.99% (3 ML+3.68%) due 05/01/2022(2)	$250,000	251,755

Diversified Banking Institutions — 0.1%
Citigroup, Inc. 4.00% due 12/10/2025(2)	50,000	49,375
Credit Suisse Group AG 7.50% due 12/11/2023*(2)	200,000	213,148

		262,523

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC 4.38% due 06/22/2025(2)	315,000	322,875
BP Capital Markets PLC 4.88% due 03/22/2030(2)	58,000	61,262

		384,137

Total Preferred Securities/Capital Securities (cost $895,398)		898,415

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 5.3%
Diversified Financial Services — 5.3%
ACC Trust Series 2021-1, Class A 0.74% due 11/20/2023*	$42,032	$42,001
American Credit Acceptance Receivables Trust Series 2021-1, Class B 0.61% due 03/13/2025*	750,000	749,281
American Credit Acceptance Receivables Trust Series 2021-1, Class C 0.83% due 03/15/2027*	1,378,000	1,367,717
American Credit Acceptance Receivables Trust Series 2021-2, Class C 0.97% due 07/13/2027*	329,000	325,843
American Credit Acceptance Receivables Trust Series 2020-4, Class C 1.31% due 12/14/2026*	300,000	299,213
American Credit Acceptance Receivables Trust Series 2020-3, Class C 1.85% due 06/15/2026*	270,000	271,406
American Credit Acceptance Receivables Trust Series 2019-3, Class C 2.76% due 09/12/2025*	65,240	65,476
American Credit Acceptance Receivables Trust Series 2019-3, Class D 2.89% due 09/12/2025*	135,000	136,637
American Credit Acceptance Receivables Trust Series 2018-2, Class D 4.07% due 07/10/2024*	66,260	66,822
American Credit Acceptance Receivables Trust Series 2018-3, Class D 4.14% due 10/15/2024*	8,722	8,742
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(3)(4)	16,738	16,737
AREIT Trust FRS Series 2022-CRE6, Class A 1.35% (SOFR30A+1.25%) due 11/17/2024*(5)	412,500	411,695
Arroyo Mtg. Trust VRS Series 2019-3, Class A1 2.96% due 10/25/2048*(3)(4)	60,626	60,607
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(3)(4)	36,377	36,252
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.09% due 08/10/2038*(4)(5)	100,000	109,145
BANK Series 2020-BN28, Class AS 2.14% due 03/15/2063(5)	100,000	96,074
BANK Series 2019-BN20, Class A2 2.76% due 09/15/2062(5)	185,000	187,224

215

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
BANK Series 2019-BN23, Class A3 2.92% due 12/15/2052(5)	$100,000	$102,850
BANK Series 2019-BN19, Class A2 2.93% due 08/15/2061(5)	205,000	209,129
BANK Series 2019-BN24, Class A3 2.96% due 11/15/2062(5)	45,000	46,381
BANK Series 2019-BN22, Class A4 2.98% due 11/15/2062(5)	180,000	185,582
BANK VRS Series 2019-BN16, Class C 4.79% due 02/15/2052(4)(5)	200,000	213,692
BBCMS Mtg. Trust FRS Series 2018-CBM, Class A 1.11% (1 ML+1.00%) due 07/15/2037*(5)	70,000	69,825
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 0.93% (1 ML+0.82%) due 06/15/2035*(5)	130,000	129,863
BSPRT Issuer, Ltd. FRS Series 2021-FL7, Class A 1.43% (1 ML+1.32%) due 12/15/2038*	340,500	340,048
BX Commercial Mtg. Trust FRS Series 2021-VINO, Class A 0.76% (1 ML+0.65%) due 05/15/2038*(5)	100,000	99,248
BX Commercial Mtg. Trust FRS Series 2018-BIOA, Class A 0.78% (1 ML+0.67%) due 03/15/2037*(5)	261,332	261,334
BX Commercial Mtg. Trust Series 2020-VIV4, Class A 2.84% due 03/09/2044*(5)	265,000	264,976
BX Trust FRS Series 2018-EXCL, Class A 1.19% (1 ML+1.09%) due 09/15/2037*(5)	164,777	163,756
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(5)	120,000	125,356
BXP Trust VRS Series 2017-GM, Class B 3.42% due 06/13/2039*(4)(5)	260,000	269,159
Capital Automotive LLC Series 2017-1A, Class A1 3.87% due 04/15/2047*	99,405	99,451
Carmax Auto Owner Trust Series 2021-1, Class A2A 0.22% due 02/15/2024	42,121	42,104
CCG Receivables Trust Series 2021-1, Class A2 0.30% due 06/14/2027*	80,608	79,963
CCUBS Commercial Mtg. Trust VRS Series 2017-C1, Class C 4.39% due 11/15/2050(4)(5)	60,000	62,572
CD Mtg. Trust VRS Series 2016-CD1, Class C 3.63% due 08/10/2049(4)(5)	300,000	296,988

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
CD Mtg. Trust VRS Series 2016-CD2, Class C 3.98% due 11/10/2049(4)(5)	$130,000	$129,164
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*	96,451	93,514
CIM Trust FRS Series 2019-INV1, Class A2 1.11% (1 ML+1.00%) due 02/25/2049*(3)	12,326	12,325
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class C 4.14% due 04/10/2048(4)(5)	435,000	445,807
Citigroup Mtg. Loan Trust, Inc. VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(3)(4)	182,828	188,437
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(5)	360,000	361,647
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(5)	100,000	102,137
COMM Mtg. Trust VRS Series 2014-CR15, Class C 4.69% due 02/10/2047(4)(5)	100,000	103,964
COMM Mtg. Trust VRS Series 2014-CR19, Class C 4.70% due 08/10/2047(4)(5)	285,000	291,199
COMM Mtg. Trust VRS Series 2013-CR10, Class C 4.90% due 08/10/2046*(4)(5)	350,000	360,250
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 0.61% (1 ML+0.50%) due 02/25/2044*	44,617	44,389
Commonbond Student Loan Trust Series 2019-AGS, Class A1 2.54% due 01/25/2047*	37,697	38,008
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	34,537	35,232
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.30% (1 ML+0.20%) due 07/20/2046(3)	113,424	87,867
Countrywide Home Loan Mtg. Pass-Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(3)	14,096	10,970
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A 0.96% due 02/15/2030*	273,000	269,329
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	302,000	298,017
CSAIL Commercial Mtg. Trust VRS Series 2021-C20, Class AS 3.08% due 03/15/2054(4)(5)	350,000	355,161
CSAIL Commercial Mtg. Trust VRS Series 2019-C18, Class C 3.95% due 12/15/2052(4)(5)	175,000	178,351

216

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2015-1, Class B2 3.93% due 01/25/2045*(3)(4)	$46,926	$47,090
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 0.91% (1 ML+0.80%) due 05/15/2035*(5)	150,771	150,633
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 0.99% (1 ML+0.89%) due 05/15/2035*(5)	91,376	91,174
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2029*(5)	205,000	221,192
DOLP Trust Series 2021-NYC, Class A 2.96% due 05/10/2041*(5)	380,000	388,233
Drive Auto Receivables Trust Series 2020-2, Class C 2.28% due 08/17/2026	80,000	80,838
DT Auto Owner Trust Series 2021-1A, Class C 0.84% due 10/15/2026*	118,000	116,444
DT Auto Owner Trust Series 2021-2A, Class C 1.10% due 02/16/2027*	108,000	106,454
DT Auto Owner Trust Series 2021-3A, Class D 1.31% due 05/17/2027*	600,000	582,634
DT Auto Owner Trust Series 2020-3A, Class C 1.47% due 06/15/2026*	495,000	493,814
DT Auto Owner Trust Series 2020-2A, Class B 2.08% due 03/16/2026*	73,000	73,377
DT Auto Owner Trust Series 2019-3A, Class C 2.74% due 04/15/2025*	168,324	169,326
DT Auto Owner Trust Series 2020-2A, Class C 3.28% due 03/16/2026*	113,000	115,285
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	229,000	226,475
Exeter Automobile Receivables Trust Series 2020-3A, Class C 1.32% due 07/15/2025	580,000	581,510
Exeter Automobile Receivables Trust Series 2020-2A, Class B 2.08% due 07/15/2024*	46,497	46,566
Exeter Automobile Receivables Trust Series 2020-2A, Class C 3.28% due 05/15/2025*	104,000	105,550
Exeter Automobile Receivables Trust Series 2019-2A, Class C 3.30% due 03/15/2024*	26,755	26,832
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 0.96% (1 ML+0.86%) due 06/25/2034	20,063	20,097

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Flagship Credit Auto Trust Series 2019-4, Class C 2.77% due 12/15/2025*	$360,000	$366,071
Flagship Credit Auto Trust Series 2019-2, Class C 3.09% due 05/15/2025*	195,000	197,387
Ford Credit Auto Owner Trust Series 2021-1, Class A 1.37% due 10/17/2033*	100,000	98,006
GCAT Trust VRS Series 2021-NQM2, Class A1 1.04% due 05/25/2066*(3)(4)	131,705	128,995
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	113,911	114,533
GLS Auto Receivables Trust Series 2021-2A, Class B 0.77% due 09/15/2025*	236,000	233,769
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(5)	175,000	174,653
GS Mtg. Securities Trust Series 2019-GC38, Class A2 3.87% due 02/10/2052(5)	80,000	82,478
GS Mtg. Securities Trust VRS Series 2015-GC34, Class C 4.65% due 10/10/2048(4)(5)	260,000	264,382
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.43% (1 ML+0.32%) due 04/25/2036	163,998	127,529
HPEFS Equipment Trust Series 2021-1A, Class A2 0.27% due 03/20/2031*	75,231	75,103
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(5)	125,000	128,355
JPMCC Commercial Mtg. Securities Trust VRS Series 2017-JP5, Class C 3.85% due 03/15/2050(4)(5)	70,000	70,283
JPMDB Commercial Mtg. Securities Trust VRS Series 2017-C7, Class C 4.16% due 10/15/2050(4)(5)	130,061	134,698
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2016-JP4, Class C 3.39% due 12/15/2049(4)(5)	60,000	58,070
JPMorgan Mtg. Trust VRS Series 2021-1, Class A4 2.50% due 06/25/2051*(3)(4)	62,600	62,287
JPMorgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(3)(4)	35,303	35,346
JPMorgan Mtg. Trust VRS Series 2017-3, Class B2 3.77% due 08/25/2047*(3)(4)	170,523	172,028
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(4)(5)	114,636	51,755
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.29% due 08/15/2034*(4)(5)	137,000	138,260

217

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(4)	$129,909	$131,598
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class A 0.91% (1 ML+0.80%) due 04/15/2038*(5)	100,000	99,619
MMAF Equipment Finance LLC Series 2021-A, Class A2 0.30% due 04/15/2024*	100,000	99,806
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(5)	55,000	55,553
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2015-C21, Class B 3.85% due 03/15/2048(4)(5)	195,000	195,445
Morgan Stanley Capital I Trust Series 2020-HR8, Class AS 2.30% due 07/15/2053(5)	125,000	120,868
Morgan Stanley Capital I Trust VRS Series 2018-MP, Class A 4.28% due 07/11/2040*(4)(5)	230,000	248,839
Morgan Stanley Capital I Trust VRS Series 2019-L2, Class C 4.97% due 03/15/2052(4)(5)	200,000	213,480
MRCD Mtg. Trust Series 2019-PARK, Class B 2.72% due 12/15/2036*(5)	145,000	144,031
MRCD Mtg. Trust Series 2019-PARK, Class C 2.72% due 12/15/2036*(5)	150,000	147,380
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.97% due 12/16/2069*	178,263	172,871
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(3)(4)	80,272	85,146
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.46% due 08/25/2055*(3)(4)	64,741	67,738
OBX Trust FRS Series 2019-EXP1, Class 2A1B 1.06% (1 ML+0.95%) due 01/25/2059*(3)	284,268	284,278
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(5)	330,000	331,730
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A 0.87% due 07/14/2028*	250,000	245,183
OneMain Direct Auto Receivables Trust Series 2018-1A, Class B 3.71% due 04/14/2025*	129,912	130,044
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 0.96% (1 ML+0.86%) due 11/25/2034	16,746	16,589

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.48% (1 ML+0.37%) due 08/25/2035	$128,411	$124,382
Santander Drive Auto Receivables Trust Series 2021-3, Class A2 0.29% due 05/15/2024	142,732	142,670
Santander Drive Auto Receivables Trust Series 2021-1, Class A3 0.32% due 09/16/2024	47,189	47,171
Santander Drive Auto Receivables Trust Series 2021-3, Class A3 0.33% due 03/17/2025	250,000	249,368
Santander Drive Auto Receivables Trust Series 2021-3, Class B 0.60% due 12/15/2025	349,000	346,196
Santander Drive Auto Receivables Trust Series 2020-3, Class B 0.69% due 03/17/2025	410,000	410,089
Santander Drive Auto Receivables Trust Series 2021-3, Class C 0.95% due 09/15/2027	305,000	301,200
Santander Drive Auto Receivables Trust Series 2021-1, Class D 1.13% due 11/16/2026	100,000	99,090
SBALR Commercial Mtg. Trust Series 2020-RR1, Class A3 2.83% due 02/13/2053*(5)	310,000	309,490
Sequoia Mtg. Trust VRS Series 2021-3, Class A4 2.50% due 05/25/2051*(3)(4)	90,872	90,317
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.65% due 02/25/2043(3)(4)	25,433	25,657
SG Commercial Mtg. Securities Trust Series 2016-C5, Class B 3.93% due 10/10/2048(5)	325,000	328,851
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 0.40% (3 ML+0.20%) due 12/15/2039	74,699	73,206
SMB Private Education Loan Trust Series 2021-D, Class A1A 1.34% due 03/17/2053*	220,711	213,620
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	21,690	21,776
Tesla Auto Lease Trust Series 2021-A, Class B 1.02% due 03/20/2025*	128,000	126,592
Tesla Auto Lease Trust Series 2021-A, Class C 1.18% due 03/20/2025*	295,000	291,186
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*	150,000	153,562
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	250,000	255,878

218

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2 1.08% due 01/15/2025*	$400,000	$391,168
Verizon Owner Trust Series 2020-A, Class A1A 1.85% due 07/22/2024	200,000	201,078
Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(5)	60,000	61,903
Wells Fargo Commercial Mtg. Trust Series 2016-NXS6, Class B 3.81% due 11/15/2049(5)	135,000	138,417
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(5)	415,000	455,501
Wells Fargo Commercial Mtg. Trust VRS Series 2016-C35, Class C 4.18% due 07/15/2048(4)(5)	175,000	174,397
Wells Fargo Commercial Mtg. Trust VRS Series 2019-C49, Class C 4.87% due 03/15/2052(4)(5)	65,000	69,882
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	12,015	11,994
Westlake Automobile Receivables Trust Series 2021-2A, Class C 0.89% due 07/15/2026*	493,000	485,590
Westlake Automobile Receivables Trust Series 2020-2A, Class A2A 0.93% due 02/15/2024*	43,999	44,028
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95% due 03/16/2026*	430,000	426,041
Westlake Automobile Receivables Trust Series 2021-1A, Class D 1.23% due 04/15/2026*	322,000	315,850
Westlake Automobile Receivables Trust Series 2020-2A, Class C 2.01% due 07/15/2025*	755,000	760,790
WF-RBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	130,000	131,706

Total Asset Backed Securities (cost $27,607,002)		27,145,273

U.S. CORPORATE BONDS & NOTES — 14.7%
Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	150,000	150,000
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	115,000	116,825

		266,825

Aerospace/Defense — 0.5%
Boeing Co. Senior Notes 2.20% due 02/04/2026	290,000	285,178
Boeing Co. Senior Notes 3.75% due 02/01/2050	50,000	48,527

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense (continued)
Boeing Co. Senior Notes 3.95% due 08/01/2059	$255,000	$244,915
Boeing Co. Senior Notes 5.04% due 05/01/2027	120,000	132,720
BWX Technologies, Inc. Company Guar. Notes 4.13% due 04/15/2029*	150,000	147,750
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	281,500
Northrop Grumman Corp. Senior Notes 4.40% due 05/01/2030	105,000	117,761
Raytheon Technologies Corp. Senior Notes 2.38% due 03/15/2032	135,000	129,497
Raytheon Technologies Corp. Senior Notes 3.03% due 03/15/2052	205,000	189,404
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	324,000	333,682
Raytheon Technologies Corp. Senior Notes 3.95% due 08/16/2025	25,000	26,644
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	380,000	414,543

		2,352,121

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	87,920
Howmet Aerospace, Inc. Senior Notes 6.75% due 01/15/2028	90,000	101,925

		189,845

Agricultural Chemicals — 0.0%
CF Industries, Inc. Company Guar. Notes 4.95% due 06/01/2043	70,000	79,764

Agricultural Operations — 0.1%
Bunge Ltd. Finance Corp. Company Guar. Notes 1.63% due 08/17/2025	250,000	245,317

Airlines — 0.0%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	64,438	64,757
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	85,868	88,899

		153,656

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	68,000	66,369

219

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Applications Software (continued)
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	$62,000	$67,743
Roper Technologies, Inc. Senior Notes 3.13% due 11/15/2022	24,000	24,288
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	110,000	113,599

		271,999

Auto-Cars/Light Trucks — 0.2%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	252,525
General Motors Co. Senior Notes 6.13% due 10/01/2025	13,000	14,661
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	60,000	60,779
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	31,212
Hyundai Capital America Senior Notes 1.15% due 11/10/2022*	89,000	88,786
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	70,000	66,984
Hyundai Capital America Senior Notes 1.50% due 06/15/2026*	180,000	172,670
Volkswagen Group of America Finance LLC Company Guar. Notes 4.25% due 11/13/2023*	200,000	208,866

		896,483

Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	20,300
Allison Transmission, Inc. Senior Notes 5.88% due 06/01/2029*	110,000	115,876

		136,176

Auto/Truck Parts & Equipment-Replacement — 0.0%
Adient US LLC Senior Sec. Notes 9.00% due 04/15/2025*	20,000	21,194

Banks-Commercial — 0.1%
CIT Group, Inc. Sub. Notes 6.13% due 03/09/2028	85,000	98,568
Fifth Third Bank Senior Notes 2.25% due 02/01/2027	250,000	250,572
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	55,000	58,365

		407,505

Security Description	Principal Amount	Value (Note 2)
Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	$250,000	$253,500
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	256,063

		509,563

Banks-Super Regional — 0.5%
US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	523,842
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	285,000	284,979
Wells Fargo & Co. Senior Notes 2.19% due 04/30/2026	300,000	299,578
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	375,000	377,300
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	575,000	565,623
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	262,439

		2,313,761

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	175,000	170,625

Brewery — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	750,000	861,721
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 3.65% due 02/01/2026	250,000	264,624
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	55,000	59,574
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	125,000	139,730
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	60,000	61,186

		1,386,835

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	115,000	111,946
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	135,000	137,160
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	55,000	56,375

220

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Univision Communications, Inc. Senior Sec. Notes 4.50% due 05/01/2029*	$120,000	$118,350

		423,831

Building & Construction Products-Misc. — 0.1%
Builders FirstSource, Inc. Company Guar. Notes 4.25% due 02/01/2032*	130,000	127,270
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	170,000	167,662

		294,932

Building-Heavy Construction — 0.0%
MasTec, Inc. Company Guar. Notes 4.50% due 08/15/2028*	110,000	111,388

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	250,000	244,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	150,000	153,757
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	410,000	369,113
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	140,000	132,732
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	40,000	35,933
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	105,000	113,339
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	40,000	44,294
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	240,000	242,058
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	240,000	201,329
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	70,000	62,557

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 2.94% due 11/01/2056*	$155,000	$137,367
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	262,751
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	200,000	208,220
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	375,000	378,281
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	40,000	41,200
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	250,000	241,875
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	140,000	144,743
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	65,840
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	90,442
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	309,818

		3,479,774

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 06/15/2031*	250,000	245,385
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	15,000	15,112
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	40,000	41,300
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	30,000	30,159

		331,956

Cellular Telecom — 0.3%
Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	269,819
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	50,000	55,625
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	70,000	80,150
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	270,000
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*	203,125	212,022

221

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom (continued)
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	$275,000	$261,401
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	81,000	85,112
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	85,000	89,288
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	45,000	46,528

		1,369,945

Chemicals-Diversified — 0.1%
Westlake Chemical Corp. Senior Notes 3.60% due 07/15/2022	218,000	219,269
Westlake Chemical Corp. Senior Notes 3.60% due 08/15/2026	250,000	262,821

		482,090

Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 5.75% due 11/15/2028*	80,000	81,230
H.B. Fuller Co. Senior Notes 4.25% due 10/15/2028	250,000	248,188

		329,418

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	4,000	4,019

Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	50,000	50,165

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	300,000	294,981
Global Payments, Inc. Senior Notes 2.90% due 11/15/2031	65,000	63,634
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	70,000	70,648

		429,263

Computer Services — 0.0%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	40,000	36,805

Computers — 0.3%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	300,000	294,437

Security Description	Principal Amount	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 2.70% due 08/05/2051	$70,000	$64,263
Apple, Inc. Senior Notes 2.85% due 08/05/2061	170,000	154,890
Apple, Inc. Senior Notes 2.95% due 09/11/2049	95,000	91,470
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	262,713
Dell International LLC/EMC Corp. Senior Notes 6.02% due 06/15/2026	415,000	470,872

		1,338,645

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	120,000	126,126

Computers-Memory Devices — 0.0%
Western Digital Corp. Company Guar. Notes 4.75% due 02/15/2026	55,000	57,833

Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	135,000	137,595

Consumer Products-Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	145,000	149,894
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	110,000	113,575
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	3,000	3,056

		266,525

Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	110,000	115,350

Containers-Paper/Plastic — 0.2%
Berry Global Escrow Corp. Sec. Notes 5.63% due 07/15/2027*	112,000	115,298
Berry Global, Inc. Senior Sec. Notes 4.88% due 07/15/2026*	52,000	53,235
Graphic Packaging International LLC Company Guar. Notes 4.88% due 11/15/2022	500,000	504,375
LABL, Inc. Senior Sec. Notes 6.75% due 07/15/2026*	110,000	111,540
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU Senior Sec. Notes 4.00% due 10/15/2027*	120,000	113,700

222

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic (continued)
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	$250,000	$300,000

		1,198,148

Cosmetics & Toiletries — 0.0%
Edgewell Personal Care Co. Company Guar. Notes 5.50% due 06/01/2028*	125,000	129,688

Data Processing/Management — 0.0%
Fidelity National Information Services, Inc. Senior Notes 0.38% due 03/01/2023	50,000	49,508
Fidelity National Information Services, Inc. Senior Notes 1.15% due 03/01/2026	170,000	162,637

		212,145

Diagnostic Equipment — 0.1%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	165,000	164,587
PerkinElmer, Inc. Senior Notes 0.55% due 09/15/2023	250,000	246,706

		411,293

Diagnostic Kits — 0.1%
Hologic, Inc. Company Guar. Notes 3.25% due 02/15/2029*	145,000	137,388
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	250,000	258,437

		395,825

Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	215,000	197,520

Diversified Banking Institutions — 2.2%
Bank of America Corp. Senior Notes 1.73% due 07/22/2027	1,195,000	1,158,702
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	87,000	80,644
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	43,000	40,671
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	120,000	116,285
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	160,000	156,626
Bank of America Corp. Senior Notes 2.65% due 03/11/2032	660,000	645,108

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Bank of America Corp. Senior Notes 2.69% due 04/22/2032	$55,000	$53,825
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	69,000	70,058
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	263,684
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,113
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	140,000	148,279
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	250,000	267,648
Citigroup, Inc. Senior Notes 0.98% due 05/01/2025	150,000	146,888
Citigroup, Inc. Senior Notes 1.46% due 06/09/2027	155,000	148,602
Citigroup, Inc. FRS Senior Notes 1.60% (3 ML+1.43%) due 09/01/2023	200,000	201,368
Citigroup, Inc. Senior Notes 2.01% due 01/25/2026	460,000	459,202
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	230,000	221,573
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	495,000	499,050
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	765,000	784,756
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	46,628
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	100,694
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	115,000	123,036
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	250,000	271,703
Goldman Sachs Group, Inc. Senior Notes 0.66% due 09/10/2024	250,000	245,991
Goldman Sachs Group, Inc. Senior Notes 1.09% due 12/09/2026	250,000	237,701
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	505,000	482,501
Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	100,000	97,297

223

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	$535,000	$491,651
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	35,000	33,914
Goldman Sachs Group, Inc. Senior Notes 2.64% due 02/24/2028	190,000	190,220
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	85,000	82,718
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	332,610
Goldman Sachs Group, Inc. Senior Notes 3.10% due 02/24/2033	260,000	261,501
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	315,000	327,157
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	110,000	118,880
Morgan Stanley Senior Notes 1.59% due 05/04/2027	140,000	135,135
Morgan Stanley FRS Senior Notes 1.66% (3 ML+1.40%) due 10/24/2023	250,000	252,055
Morgan Stanley Senior Notes 1.93% due 04/28/2032	485,000	446,131
Morgan Stanley Senior Notes 2.24% due 07/21/2032	70,000	66,000
Morgan Stanley Senior Notes 2.51% due 10/20/2032	80,000	77,172
Morgan Stanley Senior Notes 2.70% due 01/22/2031	85,000	84,299
Morgan Stanley Senior Notes 2.72% due 07/22/2025	570,000	578,643
Morgan Stanley Senior Bonds 2.80% due 01/25/2052	80,000	73,526
Morgan Stanley Senior Notes 2.94% due 01/21/2033	100,000	100,283
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	167,651
Morgan Stanley Senior Notes 3.74% due 04/24/2024	5,000	5,136
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	97,724

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Morgan Stanley Senior Notes 6.25% due 08/09/2026	$250,000	$290,701

		11,286,740

Diversified Manufacturing Operations — 0.0%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	160,000	210,101

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 1.96% due 02/11/2031	375,000	347,620

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.10% due 05/12/2051	60,000	59,276
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	569,279

		628,555

Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	95,000	99,484

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	47,213
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	33,284
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	120,000	127,829

		208,326

Electric-Generation — 0.0%
Vista Operations Co. LLC Senior Sec. Notes 3.70% due 01/30/2027*	110,000	111,541
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	70,000	71,421

		182,962

Electric-Integrated — 0.9%
AES Corp. Senior Notes 1.38% due 01/15/2026	150,000	143,235
Alliant Energy Finance LLC Company Guar. Notes 3.75% due 06/15/2023*	216,000	221,930
Ameren Corp. Senior Notes 3.50% due 01/15/2031	140,000	146,711
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	80,000	78,240
Berkshire Hathaway Energy Co. Senior Notes 4.45% due 01/15/2049	35,000	40,162

224

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	$500,000	$538,771
Black Hills Corp. Senior Notes 4.25% due 11/30/2023	250,000	260,383
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	10,000	10,326
Duke Energy Corp. Senior Notes 3.50% due 06/15/2051	105,000	103,240
Duke Energy Corp. Senior Notes 3.95% due 08/15/2047	35,000	36,516
Emera US Finance LP Company Guar. Notes 2.64% due 06/15/2031	210,000	201,585
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	85,000	95,475
Entergy Corp. Senior Notes 4.00% due 07/15/2022	65,000	65,583
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	30,000	30,893
Entergy Texas, Inc. 1st Mtg. Notes 3.55% due 09/30/2049	75,000	75,884
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	30,000	34,436
Florida Power & Light Co. FRS Senior Notes 0.30% (SOFR+0.25%) due 05/10/2023	100,000	100,002
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	55,000	54,210
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	35,000	37,387
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	45,000	51,736
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.75% due 11/01/2029	175,000	175,801
Ohio Power Co. Senior Bonds 2.90% due 10/01/2051	65,000	59,433
Pacific Gas & Electric Co. 1st Mtg. Notes 4.00% due 12/01/2046	60,000	55,013
Pacific Gas & Electric Co. 1st Mtg. Notes 4.60% due 06/15/2043	72,000	70,182
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	105,000	116,770

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	$500,000	$606,482
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	93,362
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	276,686
Public Service Co. of Colorado 1st Mtg. Bonds 1.88% due 06/15/2031	250,000	235,352
Public Service Co. of Oklahoma Senior Notes 2.20% due 08/15/2031	115,000	109,438
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	36,000	34,814
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	70,000	74,387
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	60,000	61,204
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	130,665

		4,426,294

Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	140,000	139,723
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	500,000	600,595

		740,318

Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	325,000	309,731
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024	220,000	215,479
NVIDIA Corp. Senior Notes 2.00% due 06/15/2031	250,000	239,567
ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	105,000	104,213

		868,990

Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	115,000	111,878

225

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.25% due 11/15/2027	$370,000	$380,077
Oracle Corp. Senior Notes 3.65% due 03/25/2041	275,000	256,024

		636,101

Entertainment Software — 0.1%
Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	336,000	288,119

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	50,000	50,055
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	10,000	10,116

		60,171

Finance-Consumer Loans — 0.0%
Springleaf Finance Corp. Company Guar. Notes 6.63% due 01/15/2028	45,000	48,301

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	250,000	277,056

Finance-Leasing Companies — 0.1%
Air Lease Corp. FRS Senior Notes 0.55% (3 ML+0.35%) due 12/15/2022	93,000	92,963
Air Lease Corp. Senior Notes 2.30% due 02/01/2025	235,000	234,348
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	25,000	24,774

		352,085

Finance-Mortgage Loan/Banker — 0.0%
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	135,000	126,563

Food-Catering — 0.0%
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	70,000	69,475

Food-Misc./Diversified — 0.2%
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	110,000	114,400
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	36,076
Nestle Holdings, Inc. Company Guar. Notes 0.38% due 01/15/2024*	150,000	146,765

Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified (continued)
Nestle Holdings, Inc. Company Guar. Notes 0.61% due 09/14/2024*	$250,000	$243,343
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	250,000	240,937
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	75,000	76,741
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	45,000	46,184

		904,446

Food-Retail — 0.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	167,000	170,924

Food-Wholesale/Distribution — 0.0%
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	35,000	35,562
Sysco Corp. Company Guar. Notes 3.15% due 12/14/2051	145,000	132,991

		168,553

Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	135,000	137,280

Gas-Distribution — 0.2%
Atmos Energy Corp. FRS Senior Notes 0.58% (3 ML+0.38%) due 03/09/2023	145,000	144,974
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	69,649
CenterPoint Energy Resources Corp. FRS Senior Notes 0.67% (3 ML+0.50%) due 03/02/2023	40,000	40,016
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	90,000	91,031
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	250,000	262,534
ONE Gas, Inc. FRS Senior Notes 0.81% (3 ML+0.01%) due 03/11/2023	30,000	29,991
ONE Gas, Inc. Senior Notes 0.85% due 03/11/2023	230,000	228,575
Southern Co. Gas Capital Corp. Company Guar. Bonds 3.15% due 09/30/2051	40,000	37,356

		904,126

226

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Home Decoration Products — 0.0%
Newell Brands, Inc. Senior Notes 4.70% due 04/01/2026	$55,000	$57,750
Newell Rubbermaid, Inc. Senior Notes 6.00% due 04/01/2046	50,000	59,000

		116,750

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 4.00% due 04/15/2029*	140,000	133,946

Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	170,000	173,402

Independent Power Producers — 0.0%
Calpine Corp. Senior Sec. Notes 5.25% due 06/01/2026*	58,000	59,044
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	65,000	60,287
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	35,000	36,225

		155,556

Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	26,000	26,004
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	80,000	79,968

		105,972

Insurance-Life/Health — 0.0%
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 01/21/2023*	51,000	51,476
Reliance Standard Life Global Funding II Sec. Notes 2.63% due 07/22/2022*	47,000	47,420

		98,896

Insurance-Multi-line — 0.1%
Allstate Corp. FRS Senior Notes 0.85% (3 ML+0.63%) due 03/29/2023	250,000	250,839

Insurance-Mutual — 0.0%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	204,816

Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Company Guar. Notes 2.45% due 03/15/2031	250,000	237,964

Security Description	Principal Amount	Value (Note 2)
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	$70,000	$64,115

Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	185,000	202,991

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	585,339

Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc. Company Guar. Notes 3.75% due 03/15/2029*	115,000	110,940
Roche Holdings, Inc. Company Guar. Notes 2.61% due 12/13/2051*	200,000	183,729

		294,669

Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 2.60% due 11/24/2031	355,000	342,872

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	250,000	245,982
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	38,000	35,838
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	41,000	36,621
Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023	188,000	185,983
Gilead Sciences, Inc. Senior Notes 2.80% due 10/01/2050	20,000	18,037
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	260,871
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	70,000	60,236

		843,568

Medical-Drugs — 0.6%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	77,000	78,081
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	561,000	577,822
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	230,000	240,605
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	185,000	199,893

227

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024	$386,000	$398,066
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	500,000	532,491
Eli Lilly and Co. Senior Notes 2.25% due 05/15/2050	55,000	47,284
Merck & Co., Inc. Senior Notes 2.15% due 12/10/2031	285,000	275,153
Merck & Co., Inc. Senior Bonds 2.35% due 06/24/2040	35,000	31,336
Merck & Co., Inc. Senior Bonds 2.75% due 12/10/2051	110,000	101,099
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	325,000	309,075

		2,790,905

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	126,873
Anthem, Inc. Senior Notes 1.50% due 03/15/2026	135,000	132,062
Anthem, Inc. Senior Notes 2.55% due 03/15/2031	100,000	97,632
Centene Corp. Senior Notes 4.63% due 12/15/2029	220,000	228,761
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	44,000	41,708
UnitedHealth Group, Inc. Senior Notes 3.05% due 05/15/2041	70,000	68,503
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	300,000	311,642

		1,007,181

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	10,000
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	110,000	117,700
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	85,000	102,784
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	90,000	100,251

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	$250,000	$260,000
Memorial Health Services Senior Notes 3.45% due 11/01/2049	60,000	62,820
MultiCare Health System Notes 2.80% due 08/15/2050	75,000	70,024
Spectrum Health System Obligated Group Senior Notes Class 19A 3.49% due 07/15/2049	100,000	107,092
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	160,000	160,723
Texas Health Resources Sec. Notes 3.37% due 11/15/2051	45,000	47,744
Trinity Health Corp. Senior Notes 3.43% due 12/01/2048	25,000	26,267

		1,065,405

Medical-Outpatient/Home Medical — 0.0%
BayCare Health System, Inc. Senior Bonds 3.83% due 11/15/2050	55,000	62,269

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp. Senior Notes 0.74% due 03/15/2023	32,000	31,811

Metal-Aluminum — 0.1%
Arconic Corp. Senior Sec. Notes 6.00% due 05/15/2025*	90,000	92,610
Arconic Corp. Sec. Notes 6.13% due 02/15/2028*	190,000	197,115
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	125,000	119,915

		409,640

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 4.63% due 08/01/2030	55,000	57,219
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	170,000	196,724

		253,943

Metal-Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 2.63% due 09/23/2031*	135,000	126,279

Multimedia — 0.1%
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	140,000	148,601

228

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Walt Disney Co. Company Guar. Notes 1.75% due 01/13/2026	$250,000	$247,611
Walt Disney Co. Company Guar. Notes 8.88% due 04/26/2023	68,000	74,197

		470,409

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	160,000	144,800

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 1.75% due 02/15/2032	500,000	456,547
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	242,500

		699,047

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	65,000	63,333

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 4.25% due 04/01/2028	45,000	44,484
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	540,000	570,643

		615,127

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 4.25% due 03/15/2029*	170,000	162,313

Oil Companies-Exploration & Production — 0.0%
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	180,000	185,210

Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.72% due 01/12/2032	135,000	133,522
BP Capital Markets America, Inc. Company Guar. Notes 3.59% due 04/14/2027	495,000	523,043
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	165,000	166,288

		822,853

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	22,000	24,087
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	3,000	3,550

		27,637

Security Description	Principal Amount	Value (Note 2)
Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	$70,000	$73,053

Paper & Related Products — 0.0%
Georgia-Pacific LLC Senior Notes 1.75% due 09/30/2025*	100,000	99,007

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	245,000	269,439
CVS Health Corp. Senior Notes 1.75% due 08/21/2030	245,000	224,843
CVS Health Corp. Senior Notes 2.63% due 08/15/2024	250,000	255,122
CVS Health Corp. Senior Notes 3.00% due 08/15/2026	30,000	31,038
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	98,000	106,736
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	105,000	128,819
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	50,902	61,630

		1,077,627

Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp. Company Guar. Notes 4.50% due 02/01/2028	135,000	134,663
Encompass Health Corp. Company Guar. Notes 4.63% due 04/01/2031	400,000	392,332
HealthSouth Corp. Company Guar. Notes 5.75% due 09/15/2025	35,000	35,350

		562,345

Pipelines — 0.8%
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	250,000	249,494
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	230,000	254,067
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	30,000	30,667
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	29,000	31,148
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	314,556
DCP Midstream Operating LP Company Guar. Notes 5.13% due 05/15/2029	60,000	63,568

229

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	$140,000	$138,250
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	599,762
Energy Transfer LP Senior Notes 4.20% due 04/15/2027	81,000	86,052
Energy Transfer LP Senior Notes 5.15% due 02/01/2043	55,000	57,767
Energy Transfer LP Senior Notes 5.30% due 04/01/2044	140,000	150,421
Energy Transfer LP Senior Notes 5.80% due 06/15/2038	65,000	75,112
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	200,000	191,004
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	69,168
MPLX LP Senior Notes 4.50% due 04/15/2038	175,000	187,370
NGPL PipeCo LLC Senior Notes 4.88% due 08/15/2027*	250,000	272,782
Northern Natural Gas Co. Senior Notes 3.40% due 10/16/2051*	70,000	67,506
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	250,000	260,366
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	440,000	485,194
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026	215,000	242,295
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	65,000	69,953
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	165,000	169,125

		4,065,627

Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	190,000	196,916

Publishing-Newspapers — 0.0%
News Corp. Senior Notes 3.88% due 05/15/2029*	120,000	114,642

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	$250,000	$261,890
American Tower Corp. Senior Notes 2.10% due 06/15/2030	35,000	32,610
American Tower Corp. Senior Notes 2.40% due 03/15/2025	200,000	201,077
American Tower Corp. Senior Notes 3.10% due 06/15/2050	40,000	35,684
American Tower Corp. Senior Notes 3.13% due 01/15/2027	120,000	122,937
American Tower Corp. Senior Notes 3.60% due 01/15/2028	95,000	99,216
American Tower Corp. Senior Notes 3.95% due 03/15/2029	120,000	127,278
CBL & Associates HoldCo II LLC Senior Sec. Notes 10.00% due 11/15/2029	144,634	144,634
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	295,000	275,638
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	35,000	35,516
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	15,000	15,880
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	40,000	44,200
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	273,160
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	543,546
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 4.75% due 10/15/2027	115,000	113,252
SBA Communications Corp. Senior Notes 3.13% due 02/01/2029	110,000	102,514
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	225,000	229,243
UDR, Inc. Company Guar. Notes 2.10% due 06/15/2033	85,000	77,365
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	110,000	113,220

		2,848,860

230

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	$30,000	$30,819
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	100,000	102,757

		133,576

Resort/Theme Parks — 0.0%
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	75,000	78,188

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 2.88% due 01/15/2023	74,000	74,970

Retail-Automobile — 0.1%
Asbury Automotive Group, Inc. Company Guar. Notes 4.50% due 03/01/2028	165,000	163,762
Group 1 Automotive, Inc. Company Guar. Notes 4.00% due 08/15/2028*	115,000	110,400
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	250,000	256,250

		530,412

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 2.75% due 09/15/2051	140,000	129,230
Lowe’s Cos., Inc. Senior Notes 3.70% due 04/15/2046	35,000	35,719
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	38,000	41,026

		205,975

Retail-Convenience Store — 0.0%
7-Eleven, Inc. Senior Notes 2.80% due 02/10/2051*	60,000	52,331

Retail-Misc./Diversified — 0.0%
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	95,000	109,250

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	35,000	34,519

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.25% due 04/30/2031	115,000	116,006

Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	155,000	167,012

Security Description	Principal Amount	Value (Note 2)
Schools — 0.0%
University of Southern California Senior Notes 2.81% due 10/01/2050	$125,000	$118,832
University of Southern California Senior Notes 3.23% due 12/31/2099	50,000	48,525

		167,357

Software Tools — 0.1%
VMware, Inc. Senior Notes 2.20% due 08/15/2031	120,000	111,962
VMware, Inc. Senior Notes 4.65% due 05/15/2027	125,000	137,132

		249,094

Steel-Producers — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	165,000	160,462

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	299,665

Telecommunication Equipment — 0.1%
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	250,000	222,632
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	39,000	37,893
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	40,000	40,510

		301,035

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 2.55% due 12/01/2033	178,000	167,339
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	180,000	176,995
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	110,000	107,356
AT&T, Inc. Senior Notes 3.50% due 09/15/2053	170,000	161,988
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	370,000	349,216
CenturyLink, Inc. Senior Sec. Notes 4.00% due 02/15/2027*	125,000	120,312
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	25,000	25,168
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	50,000	50,793

231

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	$75,000	$104,437
Verizon Communications, Inc. Senior Notes 2.36% due 03/15/2032*	710,000	673,664
Verizon Communications, Inc. Senior Bonds 2.85% due 09/03/2041	40,000	37,393
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	125,000	109,727
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	5,000	4,956
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	156,000	174,962

		2,264,306

Television — 0.1%
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	170,000	161,500
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	75,000	69,000

		230,500

Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	140,000	137,936

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	125,000	113,682
Altria Group, Inc. Company Guar. Notes 3.40% due 02/04/2041	65,000	56,065
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	145,000	129,903
BAT Capital Corp. Company Guar. Notes 3.22% due 09/06/2026	100,000	101,759
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	408,000	412,382
BAT Capital Corp. Company Guar. Notes 4.91% due 04/02/2030	165,000	179,917
Philip Morris International, Inc. Senior Notes 1.50% due 05/01/2025	20,000	19,734
Philip Morris International, Inc. Senior Notes 2.10% due 05/01/2030	30,000	28,702
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	100,000	102,577

		1,144,721

Security Description	Principal Amount	Value (Note 2)
Toys — 0.0%
Mattel, Inc. Company Guar. Notes 3.75% due 04/01/2029*	$100,000	$98,750
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*	35,000	37,188

		135,938

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.90% due 08/01/2046	70,000	77,307
CSX Corp. Senior Notes 2.50% due 05/15/2051	320,000	274,642
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	80,000	80,738
Norfolk Southern Corp. Senior Notes 3.05% due 05/15/2050	160,000	151,158
Norfolk Southern Corp. Senior Notes 3.40% due 11/01/2049	55,000	54,890
Union Pacific Corp. Senior Notes 3.55% due 08/15/2039	195,000	203,263
Union Pacific Corp. Senior Notes 4.16% due 07/15/2022	100,000	100,747

		942,745

Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.40% due 03/01/2023	71,000	72,520

Transport-Truck — 0.1%
XPO Logistics, Inc. Company Guar. Notes 6.25% due 05/01/2025*	250,000	258,767

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 1.70% due 06/15/2026*	250,000	243,145

Web Hosting/Design — 0.1%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	272,142

Total U.S. Corporate Bonds & Notes (cost $74,809,372)		74,756,922

FOREIGN CORPORATE BONDS & NOTES — 4.4%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	45,000	46,500

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 4.81% due 09/17/2030*	200,000	216,557

232

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 0.9%
ABN AMRO Bank NV Senior Notes 1.54% due 06/16/2027*	$400,000	$384,871
Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	200,000	179,626
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	125,000	131,193
BPCE SA FRS Senior Notes 1.44% (3 ML+1.24%) due 09/12/2023*	250,000	253,553
BPCE SA Senior Notes 1.65% due 10/06/2026*	250,000	242,214
Canadian Imperial Bank of Commerce FRS Senior Notes 0.85% (SOFR+0.80%) due 03/17/2023	251,000	252,468
ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	251,056
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	200,000	201,941
Santander UK Group Holdings PLC Senior Notes 1.09% due 03/15/2025	350,000	342,650
Santander UK Group Holdings PLC Senior Notes 2.47% due 01/11/2028	270,000	266,342
Standard Chartered PLC Senior Notes 0.99% due 01/12/2025*	250,000	244,522
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	600,000	570,994
Standard Chartered PLC Senior Notes 1.82% due 11/23/2025*	310,000	304,253
Standard Chartered PLC Senior Notes 2.61% due 01/12/2028*	255,000	251,478
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	210,000	211,959
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	586,000	621,432

		4,710,552

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	204,408
Nationwide Building Society Senior Notes 4.30% due 03/08/2029*	200,000	214,196

		418,604

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV — 0.0%
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	$95,000	$97,101

Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	40,000	42,938

Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	85,000	85,827
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	115,000	116,403

		202,230

Containers-Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*	200,000	198,440

Diversified Banking Institutions — 2.0%
Banco Santander SA Senior Notes 1.72% due 09/14/2027	200,000	191,688
Banco Santander SA Senior Notes 1.85% due 03/25/2026	200,000	194,797
Barclays PLC Senior Notes 2.28% due 11/24/2027	1,065,000	1,042,087
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	200,000	190,865
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	305,000	302,372
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	250,000	238,446
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	250,000	246,794
Credit Suisse Group AG Senior Notes 1.31% due 02/02/2027*	320,000	302,205
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	415,000	419,776
Deutsche Bank AG Senior Notes 3.04% due 05/28/2032	150,000	144,571
Deutsche Bank AG/New York NY Senior Notes 2.31% due 11/16/2027	395,000	383,582
HSBC Holdings PLC Senior Notes 1.65% due 04/18/2026	200,000	195,264
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	200,000	192,179

233

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Senior Notes 2.21% due 08/17/2029	$200,000	$190,377
HSBC Holdings PLC Senior Notes 2.25% due 11/22/2027	620,000	607,021
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	250,000	258,609
Lloyds Banking Group PLC Senior Notes 1.63% due 05/11/2027	200,000	192,695
Macquarie Group, Ltd. Senior Notes 2.69% due 06/23/2032*	210,000	201,965
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	334,492
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 1.13% (3 ML+0.86%) due 07/26/2023	25,000	25,220
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.34% due 01/19/2028	670,000	663,000
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	100,000	100,920
Mizuho Financial Group, Inc. Senior Notes 1.23% due 05/22/2027	295,000	280,244
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	450,000	433,819
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	255,000	266,346
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	250,000	242,848
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	200,000	203,763
Societe Generale SA Senior Notes 1.49% due 12/14/2026*	200,000	190,661
Societe Generale SA Senior Notes 1.79% due 06/09/2027*	200,000	190,949
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	205,000	206,325
Societe Generale SA Senior Notes 2.80% due 01/19/2028*	400,000	395,588
Societe Generale SA Senior Notes 4.00% due 01/12/2027*	200,000	210,667
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	450,000	455,050

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	$285,000	$287,453
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	250,000	251,695

		10,234,333

Diversified Operations — 0.1%
CK Hutchison International 17 II, Ltd. Company Guar. Notes 2.75% due 03/29/2023*	270,000	273,586

Electric-Generation — 0.1%
AES Panama Generation Holdings SRL Senior Sec. Notes 4.38% due 05/31/2030*	230,000	228,852

Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	150,000	153,975

Electric-Transmission — 0.0%
Alfa Desarrollo SpA Senior Sec. Notes 4.55% due 09/27/2051*	200,000	183,164

Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	55,000	58,025

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	150,000	146,459
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	195,810

		342,269

Investment Companies — 0.0%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.88% due 11/13/2029	200,000	189,750

Investment Management/Advisor Services — 0.1%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	260,602

Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	155,000	142,064
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	150,000	124,270
Bausch Health Cos., Inc. Senior Sec. Notes 4.88% due 06/01/2028*	45,000	42,653
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	19,000	19,149

234

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	$120,000	$107,550
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	105,000	107,025
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	295,000	305,712
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	330,000	310,206

		1,158,629

Metal-Aluminum — 0.1%
Alcoa Nederland Holding BV Company Guar. Notes 5.50% due 12/15/2027*	200,000	210,500
Indonesia Asahan Aluminium Persero PT Senior Notes 4.75% due 05/15/2025*	200,000	209,500

		420,000

Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	250,000	259,562

Metal-Diversified — 0.1%
Minera Mexico SA de CV Senior Notes 4.50% due 01/26/2050*	230,000	238,740

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	98,000	99,372

Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Sec. Notes 3.75% due 08/01/2025*	150,000	150,000

Oil Companies-Exploration & Production — 0.0%
Lundin Energy Finance BV Company Guar. Notes 3.10% due 07/15/2031*	205,000	200,224

Oil Companies-Integrated — 0.2%
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	7,925
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	129,000	134,805
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050	160,000	148,133
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	63,000	67,661

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated (continued)
Suncor Energy, Inc. Senior Notes 2.80% due 05/15/2023	$100,000	$101,617
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	250,000	263,029
Total Capital International SA Company Guar. Notes 2.83% due 01/10/2030	115,000	116,993

		840,163

Pipelines — 0.1%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	306,000	293,346
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	45,000	50,747

		344,093

Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	125,000	115,709

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	40,000	39,400
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	300,000	328,837

		368,237

Tobacco — 0.0%
Imperial Brands Finance PLC Company Guar. Notes 3.13% due 07/26/2024*	200,000	204,423

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 2.45% due 12/02/2031	70,000	68,692
Canadian Pacific Railway Co. Company Guar. Notes 3.10% due 12/02/2051	80,000	76,552

		145,244

Total Foreign Corporate Bonds & Notes (cost $22,831,407)		22,401,874

U.S. GOVERNMENT AGENCIES — 2.4%
Federal Home Loan Mtg. Corp. — 0.8%
2.00% due 11/01/2035	130,728	131,754
2.00% due 08/01/2050	588,887	577,266
2.00% due 05/01/2051	189,891	185,392
2.50% due 08/01/2050	221,315	221,795
3.00% due 09/01/2030	57,458	60,066
3.00% due 04/01/2035	21,643	22,595
3.50% due 07/01/2042	50,405	53,647
3.50% due 02/01/2044	72,007	76,634
5.00% due 01/01/2034	22,810	25,612
5.00% due 04/01/2035	20,534	23,061
6.00% due 05/01/2031	6,075	6,933
7.50% due 12/01/2030	8,594	8,888

235

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
7.50% due 01/01/2031	$6,220	$6,442
7.50% due 02/01/2031	474	511
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS Series 2019-K100, Class C 3.49% due 11/25/2052*(5)	175,000	176,549
Series 2019-K96, Class C 3.81% due 08/25/2056*(4)(5)	755,000	780,210
Series 2015-K51, Class C 3.95% due 10/25/2048*(4)(5)	115,000	119,102
Series 2018-K82, Class C 4.13% due 09/25/2028*(4)(5)	165,000	173,742
Series 2018-K80, Class C 4.23% due 08/25/2050*(4)(5)	330,000	348,339
Series 2019-K91, Class C 4.25% due 04/25/2051*(4)(5)	445,000	471,625
Series 2019-K89, Class C 4.29% due 01/25/2051*(4)(5)	195,000	206,025
Series 2019-K90, Class C 4.31% due 02/25/2052*(4)(5)	195,000	207,349
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K020, Class A2 2.37% due 05/25/2022(5)	71,051	71,178
Federal Home Loan Mtg. Corp. REMIC Series 4056, Class BI 3.00% due 05/15/2027(3)(6)	12,886	682
Series 4097, Class HI 3.00% due 08/15/2027(3)(6)	316,318	17,188
Series 4207, Class JI 3.00% due 05/15/2028(3)(6)	111,830	7,168
Series 4579, Class BA 3.00% due 01/15/2043(3)	20,408	20,695
Series 4661, Class HA 3.00% due 05/15/2043(3)	53,061	53,846
Series 4323, Class IW 3.50% due 04/15/2028(3)(6)	27,152	863
Series 4343, Class DI 3.50% due 08/15/2040(3)(6)	16,557	120
Series 4121, Class UI 3.50% due 10/15/2042(3)(6)	169,112	19,444
Series 4808, Class DL 4.00% due 11/15/2045(3)	30,000	31,259
Federal Home Loan Mtg. Corp. REMIC FRS Series 4937, Class MS 5.94% (6.05%-1 ML) due 12/25/2049(3)(6)(7)	338,193	55,095
Series 4954, Class SY 5.94% (6.05%-1 ML) due 02/25/2050(3)(6)(7)	180,585	29,856
Series 3994, Class SH 6.49% (6.60% - 1 ML) due 06/15/2041(3)(6)	323,727	30,505

		4,221,436

Federal National Mtg. Assoc. — 1.3%
2.00% due 02/01/2032	57,178	57,706
2.00% due 07/01/2035	309,975	312,083
2.00% due 10/01/2035	185,917	187,264
2.00% due 11/01/2035	91,058	91,736

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
2.00% due 02/01/2051	$363,586	$355,999
2.00% due 03/01/2051	180,583	176,813
2.50% due 06/01/2027	41,444	42,581
2.50% due 08/01/2028	55,001	56,556
2.50% due 03/01/2030	43,450	44,711
2.50% due 03/01/2035	100,400	103,352
2.50% due 10/01/2050	343,199	344,426
3.00% due 04/01/2027	12,669	13,188
3.00% due 12/01/2034	44,546	46,245
3.00% due 10/01/2036	58,930	61,612
3.00% due 04/01/2043	76,944	80,921
3.50% due 08/01/2031	33,162	35,222
3.50% due 02/01/2033	61,979	65,909
3.50% due 01/01/2036	56,135	59,202
3.50% due 06/01/2039	25,263	26,997
3.50% due 11/01/2042	79,986	85,096
3.50% due 02/01/2043	32,848	35,145
3.50% due 05/01/2043	84,815	90,749
3.50% due 09/01/2045	33,634	35,694
3.50% due 03/01/2047	81,371	87,048
3.50% due 10/01/2047	18,783	19,666
3.50% due 04/01/2049	139,188	147,031
3.50% due 10/01/2056	754,699	812,170
3.50% due 09/01/2057	287,086	302,120
3.50% due 05/01/2058	333,322	359,390
4.00% due 09/01/2038	11,658	12,343
4.00% due 09/01/2040	56,438	61,186
4.00% due 03/01/2042	70,795	76,539
4.00% due 12/01/2042	45,752	49,547
4.00% due 10/01/2044	91,786	99,195
4.00% due 08/01/2046	71,768	77,637
4.00% due 07/01/2056	791,310	852,999
4.50% due 03/01/2041	76,869	83,875
4.50% due 11/01/2045	87,187	96,277
5.00% due 08/01/2035	27,610	30,965
5.00% due 02/01/2040	62,133	70,982
5.00% due 07/01/2041	74,307	84,117
5.00% due 09/01/2041	28,106	31,101
5.00% due 02/01/2044	69,790	79,080
5.00% due 07/01/2047	74,177	83,207
6.00% due 05/01/2031	2,323	2,648
6.50% due 09/01/2024	1,279	1,406
6.50% due 09/01/2025	646	709
6.50% due 11/01/2025	1,234	1,355
6.50% due 05/01/2026	4,562	5,012
6.50% due 11/01/2027	98	108
6.50% due 01/01/2032	2,542	2,793
7.00% due 05/01/2029	1,896	2,055
7.00% due 09/01/2029	3,693	3,735
7.00% due 01/01/2031	508	514
7.50% due 01/01/2031	4,232	4,520
Federal National Mtg. Assoc. REMIC Series 2013-2, Class BI 2.50% due 02/25/2028(3)	134,468	6,567
Series 2012-145, Class EI 3.00% due 01/25/2028(3)(6)	36,752	2,182
Series 2013-10, Class YI 3.00% due 02/25/2028(3)(6)	30,828	1,687
Series 2017-54, Class IO 3.00% due 07/25/2032(3)	164,319	14,228
Series 2016-62, Class IA 3.00% due 10/25/2040(3)	38,352	1,487

236

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2016-92, Class A 3.00% due 04/25/2042(3)	$15,531	$15,687
Series 2021-1, Class JI 3.00% due 01/25/2051(3)	208,021	30,814
Series 2014-13, Class KI 3.50% due 03/25/2029(3)(6)	68,266	5,018
Series 2016-4, Class LI 3.50% due 02/25/2036(3)	178,927	18,535
Series 2017-66, Class C 3.50% due 08/25/2045(3)	60,000	60,989
Series 2017-46, Class LB 3.50% due 12/25/2052(3)	133,185	136,717
Series 2015-18, Class IA 4.50% due 04/25/2045(3)	151,141	26,043
Series 421, Class C3 4.00% due 07/25/2030(3)(6)	72,900	6,332
Series 2002-16, Class TM 7.00% due 04/25/2032(3)	33,754	38,520
Federal National Mtg. Assoc. REMIC FRS Series 2016-63, Class AS 5.89% (6.00%-1 ML) due 09/25/2046(3)(6)(7)	164,447	30,488
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 1.51% due 06/25/2045(3)	107,551	4,536
Federal National Mtg. Assoc., REMIC Series 2017-49, Class JA 4.00% due 07/25/2053(3)	109,398	112,292

		6,462,659

Government National Mtg. Assoc. — 0.3%
3.00% due 02/15/2043	87,160	91,855
3.50% due 09/15/2042	52,741	55,929
3.50% due 05/15/2043	32,498	34,610
3.50% due 06/20/2046	70,648	74,720
3.50% due 05/20/2047	53,315	58,388
3.50% due 11/20/2047	52,046	56,728
4.00% due 10/20/2044	72,663	77,531
4.00% due 01/20/2048	98,824	106,212
4.50% due 05/15/2039	28,793	32,281
4.50% due 07/20/2040	5,923	6,472
4.50% due 10/20/2040	39,624	43,368
5.50% due 07/20/2033	35,733	39,943
5.50% due 01/15/2034	45,850	50,199
6.00% due 07/20/2033	27,363	31,385
6.50% due 12/15/2023	1,412	1,543
6.50% due 03/20/2027	287	288
6.50% due 04/20/2027	3,011	3,074
7.00% due 12/15/2023	227	232
7.00% due 04/15/2028	5,493	5,575
7.50% due 09/15/2030	3,176	3,279
7.50% due 01/15/2031	2,074	2,132
7.50% due 01/15/2032	14,033	16,338
Government National Mtg. Assoc. REMIC Series 2020-185, Class LI 2.00% due 12/20/2050(3)(6)	922,566	105,657
Series 2020-191, Class IM 2.50% due 12/20/2050(3)(6)	196,527	22,793

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2017-51, Class AH 2.60% due 05/16/2059(5)	$43,839	$43,755
Series 2017-190, Class AD 2.60% due 03/16/2060(5)	41,176	41,225
Series 2020-146, Class MI 3.00% due 10/20/2050(3)(6)	174,477	19,286
Series 2020-167, Class IE 3.00% due 11/20/2050(3)(6)	185,192	23,758
Series 2020-167, Class IG 3.00% due 11/20/2050(3)(6)	277,471	34,348
Series 2020-181, Class MI 3.00% due 12/20/2050(3)(6)	164,502	19,142
Series 2021-15, Class IP 3.00% due 01/20/2051(3)(6)	291,054	35,108
Series 2017-87, Class IO 4.00% due 01/20/2046(3)(6)	52,098	3,026
Government National Mtg. Assoc. REMIC FRS Series 2016-147, Class SE 6.00% (6.10%-1 ML) due 10/20/2046(3)(6)(7)	113,993	16,138
Series 2019-115, Class SW 6.00% (6.10%-1 ML) due 09/20/2049(3)(6)(7)	194,767	26,131
Series 2015-144, Class SA 6.10% (6.20%-1 ML) due 10/20/2045(3)(6)(7)	154,538	30,415
Series 2017-176, Class SC 6.10% (6.20%-1 ML) due 11/20/2047(3)(6)(7)	128,338	20,877
Government National Mtg. Assoc. REMIC VRS Series 2013-97, Class IO 0.84% due 06/16/2045(4)(5)(6)	565,970	12,638

		1,246,379

Total U.S. Government Agencies (cost $12,222,894)		11,930,474

U.S. GOVERNMENT TREASURIES — 4.7%
United States Treasury Bonds — 2.8%
1.25% due 05/15/2050	540,000	440,205
1.38% due 08/15/2050	310,400	261,100
1.75% due 08/15/2041	40,000	37,312
1.88% due 11/15/2051	3,325,000	3,160,828
2.00% due 11/15/2041	4,475,000	4,356,832
2.00% due 02/15/2050	110,000	107,448
2.00% due 08/15/2051	2,342,000	2,290,403
2.25% due 05/15/2041	624,800	632,805
2.38% due 05/15/2051	710,000	753,266
3.00% due 08/15/2048	120,000	141,230
4.50% due 02/15/2036	1,585,000	2,114,118

		14,295,547

United States Treasury Notes — 1.9%
0.13% due 01/31/2023(8)	2,714,000	2,695,765
0.25% due 03/15/2024	250,000	244,990
0.25% due 06/15/2024	260,000	253,886
0.38% due 09/15/2024	115,000	112,260
0.75% due 11/15/2024	2,305,000	2,267,364
0.75% due 08/31/2026	350,000	336,943
0.88% due 06/30/2026	565,000	547,918
1.13% due 10/31/2026	217,500	212,640
1.25% due 06/30/2028	660,000	640,561
1.38% due 10/31/2028	217,100	211,927

237

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.38% due 11/15/2031	$580,000	$558,975
1.63% due 05/15/2031	135,000	133,355
1.75% due 07/31/2024	925,000	935,767
2.38% due 05/15/2029(8)	528,000	550,729

		9,703,080

Total U.S. Government Treasuries (cost $24,723,674)		23,998,627

MUNICIPAL BONDS & NOTES — 0.2%
California State University Revenue Bonds Series B 2.98% due 11/01/2051	90,000	85,666
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	320,451
New York State Thruway Authority Revenue Bonds Series M 2.90% due 01/01/2035	85,000	86,693
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	150,680
Port Authority of New York & New Jersey Revenue Bonds Series 21 3.29% due 08/01/2069	95,000	94,473
Regents of the University of California Medical Center Revenue Bonds Series N 3.26% due 05/15/2060	95,000	98,486
Rutgers The State University of New Jersey Revenue Bonds Series P 3.92% due 05/01/2119	63,000	67,601
State of Hawaii Airports System Revenue Bonds Series A 3.14% due 07/01/2047	85,000	84,520
University of Missouri Revenue Bonds 2.75% due 11/01/2050	50,000	47,778

Total Municipal Bonds & Notes (cost $951,292)		1,036,348

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Dominican Republic Senior Notes 5.88% due 01/30/2060*	150,000	136,097
Dominican Republic Senior Notes 4.88% due 09/23/2032*	220,000	215,822
Dominican Republic Senior Notes 5.30% due 01/21/2041*	150,000	142,502

Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
Government of Bermuda Senior Notes 4.75% due 02/15/2029*	$200,000	$224,460
Government of Bermuda Senior Notes 2.38% due 08/20/2030*	260,000	253,825
Government of Romania Notes 3.00% due 02/27/2027*	400,000	400,374
Kingdom of Morocco Senior Notes 3.00% due 12/15/2032*	200,000	184,450
Kingdom of Saudi Arabia Senior Notes 3.45% due 02/02/2061*	200,000	190,428
Oriental Republic of Uruguay Senior Notes 4.98% due 04/20/2055	180,000	222,253
Republic of Paraguay Senior Notes 5.40% due 03/30/2050*	200,000	214,002
United Mexican States Senior Notes 3.77% due 05/24/2061	214,000	183,428

Total Foreign Government Obligations (cost $2,457,181)		2,367,641

Total Long-Term Investment Securities (cost $451,577,531)		472,688,617

SHORT-TERM INVESTMENT SECURITIES — 4.4%
Commercial Paper — 0.2%
Enbridge (U.S.), Inc. 0.47% due 03/21/2022	250,000	249,861
Enel Finance America 1.00% due 01/20/2023	250,000	247,593
Macquarie Bank, Ltd. 0.57% due 12/02/2022	242,000	240,309

		737,763

Registered Investment Companies — 3.6%
JPMorgan Prime Money Market Fund, Class IM 0.07%(9)	18,486,079	18,493,473

U.S. Government Treasuries — 0.6%
United States Treasury Bills 0.09% due 03/10/2022	2,000,000	1,999,933
1.19% due 02/01/2022	1,200,000	1,200,000

		3,199,933

Total Short-Term Investment Securities (cost $22,431,613)		22,431,169

TOTAL INVESTMENTS (cost $474,009,144)(10)	97.5%	495,119,786
Other assets less liabilities	2.5	12,574,886

NET ASSETS	100.0%	$507,694,672

238

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $51,514,875 representing 10.1% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity — maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2022.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of January 31, 2022.
(10)	See Note 3 for cost of investments on a tax basis.
(11)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a
Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value per Share	% of Net Assets
Common Stock
JD.Com., Class A Lock-Up Shares	01/20/2022	1,000	$36,474	$37,290	$37.29	0.00%

ADR	— American Depositary Receipt
ASX	— Australian Securities Exchange
BR	— Bearer Shares
BSE	— Brussels Stock Exchange
CDI	— Chess Depositary Interest
CVA	— Certification Van Aandelen (Dutch Cert.)
GDR	— Global Depositary Receipt
LSE	— London Stock Exchange
NES	— Non-Voting Equity Securities
REMIC	— Real Estate Mortgage Investment Conduit
RSP	— Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR	— Swedish Depositary Receipt
TRQX	— Turquoise Stock Exchange
XEGT	— Equiduct Stock Exchange
XAMS	— Euronext Amsterdam Stock Exchange
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation

54	Long	Euro Stoxx	March 2022	$2,509,829	$2,539,080	$29,251

26	Short	MSCI EAFE Index	March 2022	2,960,476	2,905,890	54,586

19	Short	U.S. Treasury 5 Year Notes	March 2022	2,272,623	2,264,859	7,764

99	Short	U.S. Treasury Ultra 10 Year Notes	March 2022	14,308,157	14,139,984	168,173

						$259,774

						Unrealized (Depreciation)

2	Long	MSCI EAFE Index	March 2022	$226,869	$223,530	$(3,339)

174	Short	MSCI Emerging Markets Index	March 2022	10,564,995	10,655,760	(90,765)

2	Long	Russell 2000 E-Mini	March 2022	217,694	202,440	(15,254)

59	Long	S&P 500 E-Mini Index	March 2022	13,544,040	13,287,538	(256,502)

23	Long	TOPIX Index	March 2022	3,977,384	3,834,763	(142,621)

107	Long	U.S. Long Bond	March 2022	17,023,596	16,651,875	(371,721)

35	Long	U.S. Treasury 2 Year Notes	March 2022	7,641,553	7,582,969	(58,584)

335	Long	U.S. Treasury 10 Year Notes	March 2022	43,140,898	42,869,531	(271,367)

2	Short	U.S. Ultra Bonds	March 2022	375,589	377,875	(2,286)

						$(1,212,439)

		Net Unrealized Appreciation (Depreciation)				$(952,665)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract. Notional value represents the current value of the open contract.

239

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	SEK	8,883,873	USD	961,427	04/29/2022	$7,659	$—
	USD	272,565	HKD	2,118,960	02/04/2022	—	(801)
	USD	1,501,929	AUD	2,094,560	04/29/2022	—	(20,225)

						7,659	(21,026)

Merrill Lynch International	DKK	13,796,211	USD	2,096,746	04/29/2022	9,155	—
	USD	2,353,550	CAD	2,959,348	04/29/2022	—	(25,925)
	USD	1,565,638	CHF	1,437,420	04/29/2022	—	(10,383)
	USD	263,418	EUR	235,227	04/29/2022	1,412	—
	USD	1,721,237	GBP	1,274,126	04/29/2022	—	(8,441)
	USD	162,735	SEK	1,524,984	04/29/2022	987	—

						11,554	(44,749)

Standard Chartered Bank	HKD	2,118,960	USD	272,144	02/04/2022	380	—
	USD	272,182	HKD	2,118,960	04/29/2022	—	(392)

						380	(392)

State Street Bank & Trust Co.	EUR	5,007,117	USD	5,662,238	04/29/2022	24,972	—
	SGD	1,634,180	USD	1,215,197	04/29/2022	5,723	—
	USD	4,566,191	JPY	520,834,298	05/02/2022	—	(35,216)

						30,695	(35,216)

Toronto Dominion Bank	EUR	401,437	SEK	4,155,619	04/29/2022	—	(5,814)

Unrealized Appreciation (Depreciation)						$50,288	$(107,197)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone

EUR	— Euro Currency
GBP	— British Pound
HKD	— Hong Kong Dollar

JPY	— Japanese Yen
SEK	— Swedish Krona
USD	— United States Dollar

240

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Hospitals	$152,192	$23,252	**	$0	$175,444
Other Industries	214,194,169	93,453,805	**	—	307,647,974
Registered Investment Companies	329,625	—		—	329,625
Preferred Securities/Capital Securities	—	898,415		—	898,415
Asset Backed Securities	—	27,145,273		—	27,145,273
U.S. Corporate Bonds & Notes	—	74,756,922		—	74,756,922
Foreign Corporate Bonds & Notes	—	22,401,874		—	22,401,874
U.S. Government Agencies	—	11,930,474		—	11,930,474
U.S. Government Treasuries	—	23,998,627		—	23,998,627
Municipal Bonds & Notes	—	1,036,348		—	1,036,348
Foreign Government Obligations	—	2,367,641		—	2,367,641
Short-Term Investment Securities:
Commercial Paper	—	737,763		—	737,763
Registered Investment Companies	18,493,473	—		—	18,493,473
U.S. Government Treasuries	—	3,199,933		—	3,199,933

Total Investments at Value	$233,169,459	$261,950,327		$0	$495,119,786

Other Financial Instruments:+
Futures Contracts	$230,523	$29,251	**	$—	$259,774
Forward Foreign Currency Contracts	—	50,288		—	50,288

Total Other Financial Instruments	$230,523	$79,539		$—	$310,062

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,069,818	$142,621	**	$—	$1,212,439
Forward Foreign Currency Contracts	—	107,197		—	107,197

Total Other Financial Instruments	$1,069,818	$249,818		$—	$1,319,636

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Financial Statements

241

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Banks-Commercial	11.9%
Semiconductor Components-Integrated Circuits	10.8
Electronic Components-Semiconductors	8.6
Internet Content-Information/News	7.4
Oil Companies-Integrated	5.7
Diversified Financial Services	3.8
Oil Refining & Marketing	2.7
Auto-Cars/Light Trucks	2.5
E-Commerce/Products	2.1
Steel-Producers	2.1
Cellular Telecom	1.8
Computer Services	1.8
Oil Companies-Exploration & Production	1.6
Real Estate Operations & Development	1.5
Investment Management/Advisor Services	1.2
Retail-Hypermarkets	1.2
Brewery	1.1
Metal-Diversified	1.1
Finance-Investment Banker/Broker	1.1
Insurance-Property/Casualty	1.1
Finance-Leasing Companies	1.1
Entertainment Software	1.0
Insurance-Life/Health	1.0
Petrochemicals	1.0
Computers	1.0
Retail-Automobile	1.0
Retail-Apparel/Shoe	0.9
Finance-Consumer Loans	0.8
Energy-Alternate Sources	0.8
Electronic Components-Misc.	0.8
Banks-Money Center	0.8
Non-Ferrous Metals	0.7
Building Products-Cement	0.7
Medical Labs & Testing Services	0.7
Gas-Distribution	0.6
Building Products-Doors & Windows	0.6
Food-Retail	0.6
Real Estate Management/Services	0.6
Diamonds/Precious Stones	0.6
Diversified Operations	0.5
Diversified Minerals	0.5
Banks-Special Purpose	0.5
Circuit Boards	0.5
Retail-Misc./Diversified	0.5
Batteries/Battery Systems	0.5
Appliances	0.5
Wire & Cable Products	0.5
Diversified Manufacturing Operations	0.4
Computers-Periphery Equipment	0.4
Insurance-Multi-line	0.4
Airport Development/Maintenance	0.4
Beverages-Non-alcoholic	0.4
Electric-Integrated	0.3
E-Commerce/Services	0.3
Electric Products-Misc.	0.3
Gold Mining	0.3
Telephone-Integrated	0.3
Transport-Marine	0.3
Food-Flour & Grain	0.3
Food-Confectionery	0.3
Internet Brokers	0.3

Audio/Video Products	0.3%
Home Furnishings	0.3
Food-Dairy Products	0.3
Retail-Convenience Store	0.3
Retail-Major Department Stores	0.3
Chemicals-Plastics	0.3
Agricultural Operations	0.3
Dental Supplies & Equipment	0.3
Building & Construction-Misc.	0.3
Insurance Brokers	0.3
Chemicals-Other	0.2

98.3%

Country Allocation*

Cayman Islands	17.2%
South Korea	17.2
Taiwan	15.8
China	13.8
Russia	8.0
India	6.9
Mexico	5.0
Brazil	4.8
South Africa	4.2
Thailand	1.7
Hong Kong	1.0
Bermuda	0.9
Chile	0.6
Poland	0.6
Hungary	0.3
Greece	0.3

98.3%

*	Calculated as a percentage of net assets

242

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.3%
Bermuda — 0.9%
Brilliance China Automotive Holdings, Ltd.†(2)	1,118,000	$478,295
China Resources Gas Group, Ltd.	142,000	710,143
Kunlun Energy Co., Ltd.	882,000	913,680

		2,102,118

Brazil — 4.8%
Ambev SA ADR	468,726	1,326,494
Banco do Brasil SA	485,230	2,984,428
BB Seguridade Participacoes SA	203,909	888,581
EDP - Energias do Brasil SA	212,215	856,837
Petroleo Brasileiro SA (Preference Shares)	578,346	3,523,379
Porto Seguro SA	173,622	648,373
Sao Martinho SA	113,849	787,709
SLC Agricola SA	76,701	664,152

		11,679,953

Cayman Islands — 17.2%
Alibaba Group Holding, Ltd.†	302,208	4,744,165
Bosideng International Holdings, Ltd.	1,574,000	765,225
Chailease Holding Co., Ltd.	281,350	2,591,301
China Hongqiao Group, Ltd.	1,093,500	1,235,119
China Yongda Automobiles Services Holdings, Ltd.	483,000	617,753
Country Garden Services Holdings Co., Ltd.	239,000	1,412,582
JD.com, Inc., Class A Lock-Up Shares† (3)	10,385	367,895
Li Ning Co., Ltd.	153,000	1,485,482
Longfor Group Holdings, Ltd.*	297,500	1,778,850
Meituan, Class B†*	160,300	4,560,815
NetEase, Inc.	123,300	2,543,893
Parade Technologies, Ltd.	11,000	814,821
Silicon Motion Technology Corp. ADR	8,358	660,282
SITC International Holdings Co., Ltd.	201,000	762,926
Tencent Holdings, Ltd.	218,100	13,312,238
Want Want China Holdings, Ltd.	769,000	753,395
Wuxi Biologics Cayman, Inc.†*	161,500	1,585,909
Zhongsheng Group Holdings, Ltd.	211,500	1,623,671

		41,616,322

Chile — 0.6%
Banco Santander Chile ADR	41,685	837,035
Falabella SA	190,449	677,860

		1,514,895

China — 13.8%
Anhui Conch Cement Co., Ltd.	310,000	1,638,443
BOE Technology Group Co., Ltd., Class A	1,298,700	990,828
China Construction Bank Corp.	5,343,000	4,090,916
China Vanke Co., Ltd.	576,000	1,488,424
Chongqing Brewery Co., Ltd., Class A†	70,500	1,487,338
Contemporary Amperex Technology Co., Ltd., Class A	12,000	1,145,904
East Money Information Co., Ltd., Class A	144,300	719,997
ENN Natural Gas Co., Ltd., Class A	302,800	831,939
GF Securities Co., Ltd.	1,317,400	2,277,303
Gigadevice Semiconductor Beijing, Inc., Class A	44,900	1,005,118
Haitong Securities Co., Ltd.	810,800	728,385
Hangzhou Robam Appliances Co., Ltd., Class A	206,700	1,132,340

Security Description	Shares	Value (Note 2)
China (continued)
Industrial Bank Co., Ltd., Class A	791,000	$2,613,030
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	113,600	682,869
LONGi Green Energy Technology Co., Ltd., Class A	100,940	1,135,687
PICC Property & Casualty Co., Ltd.	2,060,000	1,914,960
Ping An Bank Co., Ltd., Class A	935,600	2,330,950
Postal Savings Bank of China Co., Ltd.*	2,231,000	1,854,973
Seazen Holdings Co., Ltd., Class A	114,600	599,188
TBEA Co., Ltd., Class A	379,500	1,125,264
Wanhua Chemical Group Co., Ltd.†	42,600	610,386
Xilinmen Furniture Co., Ltd., Class A	125,900	706,328
Xpeng, Inc., Class A†	44,500	769,442
Zhuzhou Kibing Group Co., Ltd., Class A	607,000	1,505,396

		33,385,408

Greece — 0.3%
Hellenic Telecommunications Organization SA	39,767	774,489

Hong Kong — 1.0%
Lenovo Group, Ltd.	2,152,000	2,320,200

Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	89,312	777,863

India — 6.9%
HDFC Bank, Ltd. ADR	68,857	4,725,656
Infosys, Ltd. ADR	180,450	4,253,207
Reliance Industries, Ltd. GDR*	88,828	5,662,785
Tata Motors, Ltd. ADR†	58,166	1,963,684

		16,605,332

Mexico — 5.0%
America Movil SAB de CV, Series L ADR	117,691	2,219,652
Arca Continental SAB de CV	143,785	848,574
Gruma SAB de CV, Class B	57,923	757,509
Grupo Aeroportuario del Sureste SAB de CV, Class B	43,597	882,888
Grupo Financiero Banorte SAB de CV, Class O	311,155	1,968,174
Grupo Mexico SAB de CV, Class B	404,846	1,741,026
Orbia Advance Corp SAB de CV	283,746	664,660
Wal-Mart de Mexico SAB de CV	844,939	2,866,026

		11,948,509

Poland — 0.6%
Bank Polska Kasa Opieki SA	22,605	751,904
Powszechny Zaklad Ubezpieczen SA	78,681	699,539

		1,451,443

Russia — 8.0%
Alrosa PJSC†	908,943	1,332,832
Gazprom PJSC ADR	429,812	3,717,874
Lukoil PJSC ADR	36,216	3,218,516
Magnitogorsk Iron & Steel Works PJSC†	1,631,087	1,285,350
MMC Norilsk Nickel PJSC ADR	94,580	2,676,614
Rosneft PJSC†	342,865	2,541,975
Sberbank of Russia PJSC ADR	223,223	3,108,380
Severstal PAO GDR	70,410	1,370,883

		19,252,424

243

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
South Africa — 4.2%
Capitec Bank Holdings, Ltd.	15,340	$2,018,987
Clicks Group, Ltd.	60,700	1,168,754
FirstRand, Ltd.	662,366	2,671,452
Gold Fields, Ltd. ADR	73,194	775,857
MTN Group, Ltd.†	111,718	1,411,756
Sanlam, Ltd.	189,348	781,219
Shoprite Holdings, Ltd.	103,160	1,413,275

		10,241,300

South Korea — 17.2%
AfreecaTV Co., Ltd.†	6,497	847,488
BGF retail Co., Ltd.†	5,020	679,689
GS Engineering & Construction Corp.†	19,845	654,324
Hana Financial Group, Inc.	76,499	2,909,415
Industrial Bank of Korea†	142,161	1,233,531
Kia Corp.	40,394	2,806,032
KIWOOM Securities Co., Ltd.†	11,957	889,440
LG Chem, Ltd.†	4,450	2,388,924
LG Innotek Co., Ltd.	2,627	786,224
Osstem Implant Co., Ltd.†	5,591	661,830
POSCO	10,284	2,324,844
S-Oil Corp.	14,365	1,070,836
Samsung Electro-Mechanics Co., Ltd.	12,181	1,855,583
Samsung Electronics Co., Ltd.	169,268	10,484,551
Samsung Securities Co. Ltd.	30,344	1,022,419
Shinhan Financial Group Co., Ltd.	83,462	2,670,215
SK Hynix, Inc.	61,615	6,407,716
SK Telecom Co., Ltd.	14,819	700,362
SKC Co., Ltd.†	8,312	1,000,989

		41,394,412

Taiwan — 15.8%
ASE Technology Holding Co., Ltd.	400,000	1,477,848
Cathay Financial Holding Co., Ltd.	1,077,000	2,490,433
ChipMOS Technologies, Inc.	351,000	592,585
Fubon Financial Holding Co., Ltd.	1,247,900	3,426,981
Lite-On Technology Corp.	311,000	711,559
Micro-Star International Co., Ltd.	216,000	1,213,591
Nanya Technology Corp.	397,000	1,033,585
Novatek Microelectronics Corp.	83,000	1,448,298
Realtek Semiconductor Corp.	74,000	1,436,796
Taiwan Semiconductor Manufacturing Co., Ltd.	653,000	14,870,756
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,026	4,785,758
United Microelectronics Corp.	884,000	1,777,345
Yuanta Financial Holding Co., Ltd.	3,124,520	2,867,121

		38,132,656

Security Description	Shares	Value (Note 2)
Thailand — 1.7%
PTT Exploration & Production PCL	711,400	$2,766,970
Siam Cement PCL	110,200	1,277,585

		4,044,555

TOTAL INVESTMENTS (cost $214,257,584)(1)	98.3%	237,241,879
Other assets less liabilities	1.7	4,143,354

NET ASSETS	100.0%	$241,385,233

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $15,443,332 representing 6.4% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Securities classified as Level 3 (see Note 2).
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	10,385	$378,847	$367,895	$35.43	0.08%

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)

44	Long	MSCI Emerging Markets Index	March 2022	$2,780,051	$2,694,560	($85,491)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

244

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices		Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,623,823	$—		$478,295	$2,102,118
Russia	14,092,267	5,160,157		—	19,252,424
South Korea	—	41,394,412	#	—	41,394,412
Other Countries	50,391,318	124,101,607	**	—	174,492,925

Total Investments at Value	$66,107,408	$170,656,176		$478,295	$237,241,879

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$85,491	$—		$—	$85,491

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
#	Amount includes $40,732,582 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Financial Statements

245

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Medical-Drugs	7.2%
Diversified Banking Institutions	5.7
Aerospace/Defense	5.2
Oil Companies-Exploration & Production	4.5
Electric-Integrated	3.8
Banks-Super Regional	3.2
Medical-HMO	2.9
Investment Management/Advisor Services	2.9
Insurance-Multi-line	2.8
Finance-Credit Card	2.8
Real Estate Investment Trusts	2.7
Diversified Manufacturing Operations	2.6
Oil Companies-Integrated	2.6
Pharmacy Services	2.5
Cable/Satellite TV	2.1
Tobacco	2.0
Semiconductor Components-Integrated Circuits	1.9
Electronic Components-Semiconductors	1.9
Finance-Other Services	1.9
Beverages-Non-alcoholic	1.8
Retail-Restaurants	1.8
Machinery-Pumps	1.6
Food-Wholesale/Distribution	1.5
Chemicals-Diversified	1.5
Transport-Services	1.5
Retail-Building Products	1.5
Industrial Gases	1.5
Medical Instruments	1.4
Transport-Rail	1.4
Applications Software	1.4
Cosmetics & Toiletries	1.3
Computer Services	1.3
Retail-Discount	1.3
Retail-Major Department Stores	1.2
Food-Confectionery	1.2
Finance-Investment Banker/Broker	1.1
Machinery-Farming	1.1
Insurance Brokers	1.1
Drug Delivery Systems	1.0
Banks-Commercial	1.0
Data Processing/Management	0.9
Telephone-Integrated	0.8
Medical-Wholesale Drug Distribution	0.8
Retail-Consumer Electronics	0.7
Insurance-Property/Casualty	0.7
Telecom Equipment-Fiber Optics	0.6
Non-Hazardous Waste Disposal	0.6
Retail-Auto Parts	0.6
Computers-Memory Devices	0.6
Medical Products	0.5
Medical-Biomedical/Gene	0.5
Computers	0.5
Banks-Fiduciary	0.4
Apparel Manufacturers	0.4
Retail-Apparel/Shoe	0.4
Toys	0.3
Oil Refining & Marketing	0.1

99.1%

*	Calculated as a percentage of net assets

246

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.1%
Aerospace/Defense — 5.2%
General Dynamics Corp.	102,048	$21,644,381
Northrop Grumman Corp.	44,388	16,419,121
Raytheon Technologies Corp.	304,764	27,486,665

		65,550,167

Apparel Manufacturers — 0.4%
VF Corp.	77,340	5,043,341

Applications Software — 1.4%
Microsoft Corp.	57,099	17,756,647

Banks-Commercial — 1.0%
Truist Financial Corp.	201,259	12,643,090

Banks-Fiduciary — 0.4%
Northern Trust Corp.	48,180	5,619,715

Banks-Super Regional — 3.2%
PNC Financial Services Group, Inc.	134,781	27,763,538
US Bancorp	214,196	12,464,065

		40,227,603

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	181,808	11,092,106
PepsiCo, Inc.	69,547	12,067,795

		23,159,901

Cable/Satellite TV — 2.1%
Comcast Corp., Class A	542,990	27,144,070

Chemicals-Diversified — 1.5%
PPG Industries, Inc.	123,350	19,267,270

Computer Services — 1.3%
Accenture PLC, Class A	19,039	6,731,810
International Business Machines Corp.	74,664	9,972,870

		16,704,680

Computers — 0.5%
Apple, Inc.	33,739	5,896,902

Computers-Memory Devices — 0.6%
Seagate Technology Holdings PLC	67,771	7,261,663

Cosmetics & Toiletries — 1.3%
Procter & Gamble Co.	104,733	16,804,410

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	91,432	10,964,525

Diversified Banking Institutions — 5.7%
Bank of America Corp.	689,533	31,815,053
Citigroup, Inc.	223,368	14,545,724
Morgan Stanley	245,494	25,172,955

		71,533,732

Diversified Manufacturing Operations — 2.6%
Eaton Corp. PLC	91,800	14,543,874
Parker-Hannifin Corp.	54,767	16,978,318
Trane Technologies PLC	7,913	1,369,740

		32,891,932

Drug Delivery Systems — 1.0%
Becton Dickinson & Co.	50,269	12,775,364

Electric-Integrated — 3.8%
CMS Energy Corp.	134,530	8,661,041
Entergy Corp.	8,075	902,543

Security Description	Shares	Value (Note 2)
Electric-Integrated (continued)
NextEra Energy, Inc.	241,267	$18,847,778
Public Service Enterprise Group, Inc.	99,447	6,616,209
Xcel Energy, Inc.	178,128	12,408,397

		47,435,968

Electronic Components-Semiconductors — 1.9%
Intel Corp.	34,989	1,708,163
Texas Instruments, Inc.	124,205	22,293,555

		24,001,718

Finance-Credit Card — 2.8%
American Express Co.	122,190	21,972,206
Capital One Financial Corp.	89,038	13,064,546

		35,036,752

Finance-Investment Banker/Broker — 1.1%
Charles Schwab Corp.	163,288	14,320,358

Finance-Other Services — 1.9%
CME Group, Inc.	104,434	23,967,603

Food-Confectionery — 1.2%
Mondelez International, Inc., Class A	227,025	15,217,486

Food-Wholesale/Distribution — 1.5%
Sysco Corp.	247,818	19,366,977

Industrial Gases — 1.5%
Air Products & Chemicals, Inc.	65,504	18,479,988

Insurance Brokers — 1.1%
Arthur J. Gallagher & Co.	59,033	9,323,672
Marsh & McLennan Cos., Inc.	28,320	4,351,085

		13,674,757

Insurance-Multi-line — 2.8%
Chubb, Ltd.	73,181	14,437,148
Hartford Financial Services Group, Inc.	136,875	9,837,206
MetLife, Inc.	171,002	11,467,394

		35,741,748

Insurance-Property/Casualty — 0.7%
Progressive Corp.	78,183	8,495,365

Investment Management/Advisor Services — 2.9%
BlackRock, Inc.	31,925	26,272,360
T. Rowe Price Group, Inc.	64,547	9,967,993

		36,240,353

Machinery-Farming — 1.1%
Deere & Co.	36,610	13,780,004

Machinery-Pumps — 1.6%
Dover Corp.	116,712	19,830,536

Medical Instruments — 1.4%
Medtronic PLC	175,394	18,151,525

Medical Products — 0.5%
Abbott Laboratories	53,485	6,817,198

Medical-Biomedical/Gene — 0.5%
Amgen, Inc.	28,157	6,395,581

Medical-Drugs — 7.2%
AbbVie, Inc.	113,508	15,538,110
Bristol-Myers Squibb Co.	419,511	27,222,069
Eli Lilly & Co.	46,569	11,427,567
Johnson & Johnson	137,457	23,682,466
Merck & Co., Inc.	61,396	5,002,546

247

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Pfizer, Inc.	157,675	$8,307,896

		91,180,654

Medical-HMO — 2.9%
UnitedHealth Group, Inc.	76,718	36,254,625

Medical-Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	77,575	10,565,715

Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	58,568	7,476,791

Oil Companies-Exploration & Production — 4.5%
ConocoPhillips	388,093	34,392,801
EOG Resources, Inc.	201,316	22,442,708

		56,835,509

Oil Companies-Integrated — 2.6%
Chevron Corp.	126,479	16,610,487
Exxon Mobil Corp.	210,911	16,020,800

		32,631,287

Oil Refining & Marketing — 0.1%
Valero Energy Corp.	22,514	1,867,987

Pharmacy Services — 2.5%
Cigna Corp.	40,469	9,326,486
CVS Health Corp.	204,516	21,782,999

		31,109,485

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.	28,262	5,506,568
AvalonBay Communities, Inc.	29,710	7,256,073
Boston Properties, Inc.	46,653	5,228,868
Prologis, Inc.	70,486	11,053,615
Ventas, Inc.	102,421	5,430,362

		34,475,486

Retail-Apparel/Shoe — 0.4%
Gap, Inc.	270,403	4,886,182

Retail-Auto Parts — 0.6%
Advance Auto Parts, Inc.	31,940	7,394,429

Security Description	Shares	Value (Note 2)
Retail-Building Products — 1.5%
Home Depot, Inc.	50,973	$18,706,072

Retail-Consumer Electronics — 0.7%
Best Buy Co., Inc.	91,289	9,063,172

Retail-Discount — 1.3%
Walmart, Inc.	115,715	16,178,114

Retail-Major Department Stores — 1.2%
TJX Cos., Inc.	214,055	15,405,538

Retail-Restaurants — 1.8%
McDonald’s Corp.	63,680	16,521,776
Starbucks Corp.	66,220	6,510,750

		23,032,526

Semiconductor Components-Integrated Circuits — 1.9%
Analog Devices, Inc.	147,902	24,251,491

Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	178,645	7,510,236

Telephone-Integrated — 0.8%
Verizon Communications, Inc.	201,909	10,747,616

Tobacco — 2.0%
Philip Morris International, Inc.	241,829	24,872,113

Toys — 0.3%
Hasbro, Inc.	40,347	3,731,291

Transport-Rail — 1.4%
Norfolk Southern Corp.	65,455	17,803,105

Transport-Services — 1.5%
United Parcel Service, Inc., Class B	94,905	19,190,740

TOTAL INVESTMENTS (cost $851,407,379)(1)	99.1%	1,253,369,093
Other assets less liabilities	0.9	11,730,080

NET ASSETS	100.0%	$1,265,099,173

(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,253,369,093	$—	$—	$1,253,369,093

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

248

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Medical-Drugs	6.3%
Diversified Banking Institutions	5.8
Computers	5.0
Banks-Commercial	4.8
Applications Software	4.6
Web Portals/ISP	3.5
E-Commerce/Products	3.1
Oil Companies-Integrated	3.1
Finance-Credit Card	2.7
Auto-Cars/Light Trucks	2.6
Medical-HMO	2.2
Semiconductor Equipment	2.0
Food-Misc./Diversified	2.0
Food-Retail	1.8
Diversified Manufacturing Operations	1.6
Electronic Components-Semiconductors	1.5
Cosmetics & Toiletries	1.3
Computer Services	1.3
Internet Content-Entertainment	1.3
Investment Management/Advisor Services	1.3
Medical-Biomedical/Gene	1.2
Building-Residential/Commercial	1.2
Oil Companies-Exploration & Production	1.2
Insurance-Life/Health	1.1
Insurance-Multi-line	1.1
Transport-Services	1.1
Telephone-Integrated	1.0
Medical-Wholesale Drug Distribution	1.0
Consulting Services	1.0
Machinery-Farming	1.0
Internet Security	0.9
Medical Information Systems	0.9
Building Products-Air & Heating	0.9
Textile-Apparel	0.9
E-Commerce/Services	0.8
Computer Aided Design	0.8
Electronic Forms	0.8
Medical Labs & Testing Services	0.8
Enterprise Software/Service	0.8
Diversified Minerals	0.8
Electronic Measurement Instruments	0.8
Real Estate Operations & Development	0.8
Semiconductor Components-Integrated Circuits	0.7
Cellular Telecom	0.7
Electric-Integrated	0.7
Rental Auto/Equipment	0.7
Commercial Services-Finance	0.7
Tobacco	0.7
Cable/Satellite TV	0.7
Containers-Paper/Plastic	0.6
Finance-Consumer Loans	0.6
Hotels/Motels	0.6
Real Estate Investment Trusts	0.6
Import/Export	0.6
Transport-Rail	0.5
Machinery-General Industrial	0.5
Repurchase Agreements	0.5
Power Converter/Supply Equipment	0.5
Finance-Leasing Companies	0.5
Engineering/R&D Services	0.5
Retail-Building Products	0.5
Retail-Restaurants	0.5

Rubber-Tires	0.4%
Metal-Diversified	0.4
Auto/Truck Parts & Equipment-Original	0.4
Transport-Truck	0.4
Pipelines	0.4
Audio/Video Products	0.4
Metal-Copper	0.4
Food-Wholesale/Distribution	0.4
Office Furnishings-Original	0.4
Retail-Apparel/Shoe	0.3
Computer Software	0.3
Brewery	0.3
Medical Instruments	0.3
Diagnostic Kits	0.3
Electric-Generation	0.3
Retail-Consumer Electronics	0.3
Beverages-Wine/Spirits	0.3
Energy-Alternate Sources	0.3
Wire & Cable Products	0.3
Finance-Mortgage Loan/Banker	0.2
Insurance-Property/Casualty	0.2
Software Tools	0.2
Medical Products	0.2
Appliances	0.2
Transport-Marine	0.2
Advertising Services	0.2
Retail-Misc./Diversified	0.2
Private Equity	0.2
Retail-Jewelry	0.1
Medical-Hospitals	0.1
Auto-Heavy Duty Trucks	0.1
Recreational Vehicles	0.1
Building & Construction Products-Misc.	0.1
Retail-Automobile	0.1
Building & Construction-Misc.	0.1
Retail-Auto Parts	0.1
Retail-Discount	0.1
Machinery-Material Handling	0.1

100.0%

Country Allocation*

United States	63.8%
Japan	5.8
Switzerland	4.4
United Kingdom	4.0
Canada	3.9
Netherlands	3.8
France	3.6
Ireland	3.2
Germany	2.5
Australia	1.7
Denmark	1.0
Cayman Islands	0.5
Finland	0.4
Italy	0.4
Singapore	0.3
Bermuda	0.3
Belgium	0.3
Norway	0.1

100.0%

*	Calculated as a percentage of net assets

249

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.5%
Australia — 1.7%
BHP Group, Ltd.	92,254	$2,960,801
JB Hi-Fi, Ltd.	33,469	1,096,308
Metcash, Ltd.	483,711	1,360,382
South32, Ltd.	187,627	515,247
Super Retail Group, Ltd.	40,966	338,952

		6,271,690

Belgium — 0.3%
Bekaert NV	20,977	977,429

Bermuda — 0.3%
Kerry Properties, Ltd.	214,500	605,438
Luk Fook Holdings International, Ltd.	212,000	558,570

		1,164,008

Canada — 3.9%
Bank of Montreal	3,529	399,443
Canadian Imperial Bank of Commerce	28,231	3,545,004
George Weston, Ltd.	14,699	1,602,939
Loblaw Cos., Ltd.	22,068	1,702,560
National Bank of Canada	38,547	3,084,003
Royal Bank of Canada	37,483	4,273,619

		14,607,568

Cayman Islands — 0.5%
CK Asset Holdings, Ltd.	150,000	998,987
SITC International Holdings Co., Ltd.	198,000	751,538

		1,750,525

Denmark — 1.0%
Carlsberg A/S, Class B	8,084	1,306,987
Scandinavian Tobacco Group A/S*	121,022	2,608,600

		3,915,587

Finland — 0.4%
Valmet Oyj	42,165	1,605,551

France — 3.6%
Antin Infrastructure Partners SA†	20,466	626,452
BNP Paribas SA	34,430	2,460,459
Capgemini SE	9,377	2,102,341
Cie de Saint-Gobain	5,617	381,571
LVMH Moet Hennessy Louis Vuitton SE	4,200	3,453,385
Schneider Electric SE	11,182	1,900,862
TotalEnergies SE	47,732	2,703,634

		13,628,704

Germany — 2.5%
Allianz SE	7,324	1,875,810
Daimler Truck Holding AG†	13,357	470,886
Deutsche Post AG	31,355	1,868,498
Mercedes-Benz Group AG	26,714	2,102,855
RWE AG	27,049	1,136,516
Siemens AG	12,848	2,020,111

		9,474,676

Ireland — 3.2%
Accenture PLC, Class A	5,540	1,958,833
Eaton Corp. PLC	15,971	2,530,285
Glanbia PLC	97,494	1,344,821
Johnson Controls International PLC	47,639	3,461,926
Medtronic PLC	11,785	1,219,630
Trane Technologies PLC	9,679	1,675,435

		12,190,930

Security Description	Shares	Value (Note 2)
Italy — 0.4%
Azimut Holding SpA	19,899	$533,253
Intesa Sanpaolo SpA	304,020	898,698
Iveco Group NV†	4,651	49,482

		1,481,433

Japan — 5.8%
Arcs Co., Ltd.	19,600	368,921
Bridgestone Corp.	12,800	561,924
Dentsu Group, Inc.	18,800	650,682
Internet Initiative Japan, Inc.	24,200	800,909
ITOCHU Corp.	66,100	2,123,277
Kamigumi Co., Ltd.	34,400	664,391
KDDI Corp.	60,700	1,928,733
Kyudenko Corp.	9,600	245,578
Meitec Corp.	26,500	1,551,632
Nippon Telegraph & Telephone Corp.	64,200	1,829,589
Okamura Corp.	127,200	1,346,769
ORIX Corp.	91,700	1,892,684
Sekisui House, Ltd.	64,600	1,309,678
Shimamura Co., Ltd.	5,100	466,208
Sony Group Corp.	12,800	1,429,994
Sumitomo Mitsui Financial Group, Inc.	31,100	1,116,952
Sumitomo Rubber Industries, Ltd.	113,800	1,184,981
Tokio Marine Holdings, Inc.	14,500	866,375
Tokyo Tatemono Co., Ltd.	83,500	1,246,994
Tsubakimoto Chain Co.	11,700	326,234

		21,912,505

Netherlands — 3.8%
Adyen NV†*	276	562,817
ASML Holding NV	3,349	2,290,721
CNH Industrial NV	46,469	703,976
ING Groep NV	200,975	2,966,904
Koninklijke Ahold Delhaize NV	89,382	2,897,702
NN Group NV	14,389	806,252
NXP Semiconductors NV	8,122	1,668,584
Stellantis NV	126,328	2,448,502

		14,345,458

Norway — 0.1%
Equinor ASA	14,539	400,528

Singapore — 0.3%
United Overseas Bank, Ltd.	56,300	1,251,988

Switzerland — 4.4%
Julius Baer Group, Ltd.	40,803	2,665,366
Kuehne & Nagel International AG	4,674	1,324,595
Nestle SA	31,484	4,056,144
Roche Holding AG	8,289	3,205,075
Straumann Holding AG	492	813,349
UBS Group AG	99,319	1,841,465
Zehnder Group AG	4,147	380,852
Zurich Insurance Group AG	4,408	2,104,853

		16,391,699

United Kingdom — 4.0%
Allfunds Group Plc†	34,913	495,007
AstraZeneca PLC	24,600	2,854,532
BP PLC	591,257	3,049,874
Diageo PLC	21,557	1,086,621
Legal & General Group PLC	370,806	1,446,612
Morgan Sindall Group PLC	12,279	353,079
Natwest Group PLC	618,725	2,037,724

250

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Rio Tinto PLC	14,909	$1,050,327
Shell PLC	112,815	2,862,441

		15,236,217

United States — 63.3%
AbbVie, Inc.	35,142	4,810,588
Adobe, Inc.†	5,720	3,056,196
Agilent Technologies, Inc.	20,598	2,869,713
Airbnb, Inc., Class A†	5,870	903,804
Allscripts Healthcare Solutions, Inc.†	75,004	1,516,581
Alphabet, Inc., Class C†	4,908	13,320,165
Amazon.com, Inc.†	3,344	10,003,476
Amgen, Inc.	3,856	875,852
Anthem, Inc.	8,054	3,551,734
Apple, Inc.	103,711	18,126,609
Applied Materials, Inc.	18,007	2,488,207
Bank of America Corp.	119,831	5,529,002
Bath & Body Works, Inc.	11,530	646,487
Berry Global Group, Inc.†	35,021	2,361,116
Biogen, Inc.†	5,650	1,276,900
BlackRock, Inc.	1,720	1,415,457
Booking Holdings, Inc.†	924	2,269,464
Bristol-Myers Squibb Co.	56,899	3,692,176
Brunswick Corp.	5,100	463,029
Cadence Design Systems, Inc.†	20,223	3,076,727
Capital One Financial Corp.	15,315	2,247,170
Cerner Corp.	21,414	1,952,957
Charter Communications, Inc., Class A†	4,363	2,588,742
Citigroup, Inc.	34,057	2,217,792
Citizens Financial Group, Inc.	36,378	1,872,376
Coterra Energy, Inc.	100,987	2,211,615
CSX Corp.	59,683	2,042,352
Darden Restaurants, Inc.	12,359	1,728,653
Deere & Co.	7,564	2,847,090
Dell Technologies, Inc., Class C†	14,456	821,245
eBay, Inc.	30,974	1,860,608
Eli Lilly & Co.	9,877	2,423,717
EOG Resources, Inc.	20,474	2,282,442
Exxon Mobil Corp.	32,861	2,496,122
Fluence Energy, Inc.†	57,502	1,075,287
Freeport-McMoRan, Inc.	37,993	1,414,100
FTI Consulting, Inc.†	20,729	3,022,496
Gartner, Inc.†	2,293	673,890
General Mills, Inc.	26,866	1,845,157
General Motors Co.†	20,138	1,061,877
Goldman Sachs Group, Inc.	8,277	2,935,686
H&R Block, Inc.	68,435	1,564,424
HashiCorp, Inc., Class A†	1,982	131,585
Hilton Grand Vacations, Inc.†	43,821	2,141,094
Hologic, Inc.†	16,456	1,155,869
Home Depot, Inc.	4,744	1,740,953
Ironwood Pharmaceuticals, Inc.†	133,575	1,489,361
Laboratory Corp. of America Holdings†	6,203	1,683,246
Lam Research Corp.	4,504	2,657,000
Lear Corp.	9,197	1,538,842
Mastercard, Inc., Class A	9,676	3,738,613
McKesson Corp.	14,558	3,737,330
Meta Platforms, Inc., Class A†	15,162	4,749,648
Microsoft Corp.	55,589	17,287,067
Morgan Stanley	36,734	3,766,704
Mr. Cooper Group, Inc.†	22,529	904,539
NextEra Energy, Inc.	34,702	2,710,920

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
NortonLifeLock, Inc.	65,405	$1,701,184
NVIDIA Corp.	20,964	5,133,245
Old Dominion Freight Line, Inc.	4,857	1,466,474
Oracle Corp.	27,645	2,243,668
Palo Alto Networks, Inc.†	3,723	1,926,280
Penske Automotive Group, Inc.	3,642	370,136
Pfizer, Inc.	88,894	4,683,825
Prestige Consumer Healthcare, Inc.†	16,880	952,876
Procter & Gamble Co.	30,688	4,923,890
Progress Software Corp.	8,239	374,957
Prologis, Inc.	8,802	1,380,330
PulteGroup, Inc.	55,044	2,900,268
Qorvo, Inc.†	4,121	565,731
QUALCOMM, Inc.	6,291	1,105,706
Regeneron Pharmaceuticals, Inc.†	1,228	747,349
SBA Communications Corp.	2,325	756,648
SS&C Technologies Holdings, Inc.	4,935	394,158
Synchrony Financial	50,591	2,154,671
Syneos Health, Inc.†	15,080	1,365,645
T-Mobile US, Inc.†	25,106	2,715,716
Targa Resources Corp.	24,475	1,445,983
Target Corp.	1,483	326,898
Tenet Healthcare Corp.†	7,449	552,120
Tesla, Inc.†	4,546	4,258,329
Tri Pointe Homes, Inc.†	17,258	410,913
United Rentals, Inc.†	8,373	2,680,365
United Therapeutics Corp.†	7,509	1,515,842
UnitedHealth Group, Inc.	9,990	4,720,974
Vertex Pharmaceuticals, Inc.†	1,766	429,226
Victoria’s Secret & Co.†	15,907	888,088
Visa, Inc., Class A	18,153	4,105,664
VMware, Inc., Class A	6,369	818,289
Voya Financial, Inc.	28,142	1,912,530
Whirlpool Corp.	3,695	776,652
Ziff Davis, Inc.†	11,617	1,220,482

		238,796,964

Total Long-Term Investment Securities (cost $279,223,716)		375,403,460

REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $1,925,000 and collateralized by $1,686,400 of United States Treasury Inflation Index Notes, bearing interest at 0.13% due 01/15/2030 and having an approximate value of $1,963,610 (cost $1,925,000)	$1,925,000	1,925,000

TOTAL INVESTMENTS (cost $281,148,716)(1)	100.0%	377,328,460
Liabilities in excess of other assets	(0.0)	(15,556)

NET ASSETS	100.0%	$377,312,904

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $3,171,417 representing 0.8% of net assets.
†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

251

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$269,302,034	$106,101,426	**	$—	$375,403,460
Repurchase Agreements	—	1,925,000		—	1,925,000

Total Investments at Value	$269,302,034	$108,026,426		$—	$377,328,460

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

252

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Diversified Financial Services	17.7%
United States Treasury Bonds	10.2
United States Treasury Notes	9.7
Federal National Mtg. Assoc.	7.6
Diversified Banking Institutions	6.9
Repurchase Agreements	6.5
Uniform Mtg. Backed Securities	5.3
Government National Mtg. Assoc.	4.8
Federal Home Loan Mtg. Corp.	4.0
Registered Investment Companies	2.4
Real Estate Investment Trusts	2.0
Pipelines	1.9
Electric-Integrated	1.8
Banks-Commercial	1.6
Finance-Leasing Companies	1.6
Cable/Satellite TV	1.2
Municipal Bonds & Notes	1.2
Telephone-Integrated	0.9
Medical-Hospitals	0.8
Electronic Components-Semiconductors	0.8
Medical-Drugs	0.8
Oil Companies-Exploration & Production	0.7
Aerospace/Defense	0.7
Finance-Investment Banker/Broker	0.7
Banks-Super Regional	0.6
Auto-Cars/Light Trucks	0.5
Oil Companies-Integrated	0.5
Cellular Telecom	0.5
Gas-Distribution	0.4
Computers	0.4
Insurance Brokers	0.4
Hotels/Motels	0.4
Sovereign	0.4
Medical Instruments	0.3
Independent Power Producers	0.3
Brewery	0.3
Airlines	0.3
Machinery-General Industrial	0.3
Building Products-Air & Heating	0.3
Physicians Practice Management	0.3
Oil-Field Services	0.3
Transport-Rail	0.2
Insurance-Life/Health	0.2
Oil Refining & Marketing	0.2
Metal-Diversified	0.2
Applications Software	0.2
Small Business Administration	0.2
Special Purpose Entities	0.2
Containers-Paper/Plastic	0.2
Insurance-Property/Casualty	0.2
Insurance-Multi-line	0.2
E-Commerce/Services	0.2
Music	0.2
Insurance-Reinsurance	0.2
Food-Misc./Diversified	0.2
Aerospace/Defense-Equipment	0.2
Rental Auto/Equipment	0.2
Diversified Minerals	0.2
Building & Construction Products-Misc.	0.2
Food-Meat Products	0.2
Tobacco	0.2

Enterprise Software/Service	0.2%
Data Processing/Management	0.2
Medical-Biomedical/Gene	0.2
Chemicals-Specialty	0.1
Diversified Manufacturing Operations	0.1
Building Products-Cement	0.1
Electronic Parts Distribution	0.1
Finance-Other Services	0.1
Retail-Automobile	0.1
Electronic Components-Misc.	0.1
Retail-Convenience Store	0.1
Internet Content-Information/News	0.1
Pharmacy Services	0.1
Electric-Distribution	0.1
Electric-Transmission	0.1
Machinery-Farming	0.1
Dialysis Centers	0.1
Food-Catering	0.1
Broadcast Services/Program	0.1
Steel-Producers	0.1
Investment Management/Advisor Services	0.1
Metal-Aluminum	0.1
Medical Labs & Testing Services	0.1
Medical-HMO	0.1
Distribution/Wholesale	0.1
Beverages-Non-alcoholic	0.1
Coatings/Paint	0.1
Electric-Generation	0.1
Retail-Major Department Stores	0.1
Multimedia	0.1
Computer Services	0.1
Medical-Generic Drugs	0.1
Retail-Building Products	0.1
Commercial Services	0.1
Software Tools	0.1
Food-Retail	0.1
Telecom Services	0.1
Insurance-Mutual	0.1
Water	0.1
Diversified Operations	0.1
Cosmetics & Toiletries	0.1

106.7%

Credit Quality†#

Aaa	45.6%
Aa	1.7
A	9.7
Baa	21.7
Ba	4.4
B	1.3
Not Rated@	15.6

100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

253

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 17.5%
Diversified Financial Services — 17.5%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 0.91% (1 ML+0.80%) due 12/26/2044*	$172,042	$171,760
Accelerated Assets LLC Series 2021-1H, Class B 1.90% due 10/20/2040*	1,357,947	1,319,689
ACREC, Ltd. FRS Series 2021-FL1, Class C 2.25% (1 ML+2.15%) due 10/16/2036*	1,389,000	1,384,739
ACREC, Ltd. FRS Series 2021-FL1, Class D 2.75% (1 ML+2.65%) due 10/16/2036*	1,675,500	1,675,498
ACRES Commercial Realty, Ltd. FRS Series 2021-FL2, Class C 2.74% (1 ML+2.65%) due 01/15/2037*	1,682,000	1,688,260
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 1.86% (3 ML+1.60%) due 10/21/2028*(1)	2,477,180	2,483,955
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	875,277	903,553
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,301,595	1,334,794
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	872,144	900,929
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	155,527
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	391,330
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	539,306
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	159,410
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	294,718
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	748,920
AMSR Trust Series 2020-SFR4, Class C 1.86% due 11/17/2037*	2,000,000	1,933,186
AMSR Trust Series 2020-SFR3, Class E1 2.56% due 09/17/2037*	1,535,000	1,504,612
Anchor Mtg. Trust Series 2021-1, Class A1 2.60% due 10/25/2026*(2)	2,750,000	2,730,643
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class C 2.21% (SOFR30A+2.16%) due 02/15/2035*	1,794,500	1,778,784

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2018-FL1, Class A 1.25% (1 ML+1.15%) due 06/15/2028*	$3,380,000	$3,371,550
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL2, Class B 1.70% (1 ML+1.60%) due 05/15/2036*	625,500	617,676
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL3, Class C 1.95% (1 ML+1.85%) due 08/15/2034*	951,500	942,098
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class C 2.10% (1 ML+2.00%) due 12/15/2035*	461,000	456,387
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL3, Class D 2.30% (1 ML+2.20%) due 08/15/2034*	527,000	521,790
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL4, Class C 2.40% (1 ML+2.30%) due 11/15/2036*	1,850,500	1,842,541
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2022-FL1, Class D 3.05% (SOFR30A+3.00%) due 01/15/2037*	5,065,500	5,065,506
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class D 3.05% (1 ML+2.95%) due 12/15/2035*	424,000	420,818
AREIT Trust FRS Series 2019-CRE3, Class A 1.18% (SOFR30A+1.13%) due 09/14/2036*(3)	246,981	246,832
AREIT Trust FRS Series 2019-CRE3, Class B 1.71% (SOFR30A+1.66%) due 09/14/2036*(3)	2,234,000	2,225,868
AREIT Trust FRS Series 2022-CRE6, Class B 1.95% (SOFR30A+1.85%) due 11/17/2024*(3)	614,000	614,000
AREIT Trust FRS Series 2019-CRE3, Class C 2.06% (SOFR30A+2.01%) due 09/14/2036*(3)	1,015,000	1,010,068
AREIT Trust FRS Series 2022-CRE6, Class C 2.25% (SOFR30A+2.15%) due 12/17/2024*(3)	1,264,000	1,264,000
AREIT Trust FRS Series 2019-CRE3, Class D 2.81% (SOFR30A+2.76%) due 09/14/2036*(3)	884,500	873,736

254

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
AREIT Trust FRS Series 2022-CRE6, Class D 2.95% (SOFR30A+2.85%) due 12/17/2024*(3)	$537,000	$537,000
Atrium XII FRS Series 12A, Class BR 1.61% (3 ML+1.35%) due 04/22/2027*(1)	2,950,000	2,948,522
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 1.50% (3 ML+1.25%) due 01/20/2028*(1)	4,300,018	4,302,142
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class B 1.71% (SOFR30A+1.66%) due 09/15/2036*(3)	3,941,902	3,937,366
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class D 2.46% (SOFR30A+2.41%) due 09/15/2036*(3)	270,000	269,345
Barclays Commercial Mtg. Trust Series 2019-C5, Class A4 3.06% due 11/15/2052(3)	1,315,000	1,363,467
BDS, Ltd. FRS Series 2019-FL4, Class A 1.20% (1 ML+1.10%) due 08/15/2036*	1,530,209	1,529,299
BDS, Ltd. FRS Series 2021-FL7, Class B 1.60% (1 ML+1.50%) due 06/16/2036*	684,000	680,714
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 2.59% due 08/25/2033(2)(4)	86,126	86,653
Benchmark Mtg. Trust Series 2020-B18, Class A5 1.93% due 07/15/2053(3)	1,082,524	1,031,845
Blackstone Mtg. Trust, Inc. FRS Series 2020-FL2, Class B 1.56% (SOFR30A+1.51%) due 02/15/2038*(3)	875,000	867,335
BSPRT Issuer, Ltd. FRS Series 2019-FL5, Class C 2.10% (1 ML+2.00%) due 05/15/2029*	1,485,000	1,477,850
BSPRT Issuer, Ltd. FRS Series 2021-FL7, Class C 2.41% (1 ML+2.30%) due 12/15/2038*	450,000	450,277
BSPRT Issuer, Ltd. FRS Series 2021-FL7, Class D 2.86% (1 ML+2.75%) due 12/15/2038*	513,000	512,851
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	871,659	848,817
Business Jet Securities LLC Series 2021-1A, Class B 2.92% due 04/15/2036*	1,733,039	1,677,545
Business Jet Securities LLC Series 2020-1A, Class A 2.98% due 11/15/2035*	1,249,745	1,257,124

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Business Jet Securities LLC Series 2019-1, Class A 4.21% due 07/15/2034*	$1,009,216	$1,014,574
BVRT Financing Trust Series 2020-3F, Class A 3.08% due 11/10/2022	812,997	811,632
BXMT, Ltd. FRS Series 2021-FL4, Class AS 1.41% (1 ML+1.30%) due 05/15/2038*(3)	2,281,000	2,266,728
BXMT, Ltd. FRS Series 2021-FL4, Class B 1.66% (1 ML+1.55%) due 05/15/2038*(3)	4,995,500	4,958,004
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*	1,352,811	1,381,896
Cantor Commercial Real Estate Lending Series 2019-CF2, Class A5 2.87% due 11/15/2052(3)	3,173,122	3,230,823
CarNow Auto Receivables Trust Series 2021-1A, Class A 0.97% due 10/15/2024*	878,575	878,251
Cars Net Lease Mtg. Notes Series 2020-1A, Class A3 3.10% due 12/15/2050*	372,969	369,775
Carvana Auto Receivables Trust Series 2019-2A, Class C 3.00% due 06/17/2024*	1,748,002	1,757,470
Carvana Auto Receivables Trust Series 2019-3A, Class D 3.04% due 04/15/2025*	2,240,000	2,280,010
CAUTO Series 2020-1A, Class A4 3.19% due 02/15/2050*	1,183,503	1,193,189
CHCP, Ltd. FRS Series 2021-FL1, Class B 1.81% (SOFR30A+1.76%) due 02/15/2038*	566,500	562,246
CHCP, Ltd. FRS Series 2021-FL1, Class C 2.26% (SOFR30A+2.21%) due 02/15/2038*	642,000	637,180
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(3)	2,780,000	2,813,505
Citigroup Commercial Mtg. Trust VRS Series 2016-P6, Class A5 3.72% due 12/10/2049(3)(4)	843,000	899,193
CLNC, Ltd. FRS Series 2019-FL1, Class B 2.06% (SOFR30A+2.01%) due 08/20/2035*	910,000	906,955
CLNC, Ltd. FRS Series 2019-FL1, Class C 2.56% (SOFR30A+2.51%) due 08/20/2035*	1,480,000	1,472,148
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class A2R 1.84% (3 ML+1.70%) due 11/07/2030*(1)	3,656,527	3,654,695

255

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class BR 2.29% (3 ML+2.15%) due 11/07/2030*(1)	$2,328,072	$2,326,903
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(3)	1,950,000	1,958,922
COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	5,000,000	5,167,035
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	5,185,278
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	5,388,455
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	809,590
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,618,503
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	659,304
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(3)(4)	1,790,000	1,903,323
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,196,029
Consumer Receivables Asset Investment Trust FRS Series 2021-1, Class A1X 3.26% (3 ML+3.00%) due 03/24/2023*	1,670,000	1,664,696
Continental Finance Credit Card LLC Series 2020-1A, Class A 2.24% due 12/15/2028*	990,000	978,128
Corevest American Finance Trust Series 2019-3, Class A 2.71% due 10/15/2052*	856,359	869,191
Corevest American Finance Trust Series 2019-3, Class B 3.16% due 10/15/2052*	1,900,000	1,905,896
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	1,091,938
Credit Acceptance Auto Loan Trust Series 2021-3A, Class C 1.63% due 09/16/2030*	282,000	275,591
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B 2.39% due 04/16/2029*	1,565,000	1,578,256
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 2.26% due 03/25/2034(2)(4)	46,051	46,629
Cutwater, Ltd. FRS Series 2015-1A, Class BR 2.04% (3 ML+1.80%) due 01/15/2029*(1)	4,810,000	4,762,184

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Cutwater, Ltd. FRS Series 2014-1A, Class BR 2.64% (3 ML+2.40%) due 07/15/2026*(1)	$1,155,000	$1,149,896
DataBank Issuer LLC Series 2021-1A, Class A2 2.06% due 02/27/2051*	1,250,000	1,206,004
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	671,962	670,018
DBWF Mtg. Trust VRS Series 2015-LCM, Class A2 3.42% due 06/10/2034*(3)(4)	1,000,000	1,002,140
Diamond Resorts Owner Trust Series 2017-1A, Class A 3.27% due 10/22/2029*	153,088	153,224
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	288,001	291,819
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	510,000	519,201
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 1.79% (3 ML+1.55%) due 04/15/2031*(1)	5,500,000	5,509,806
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.84% (1 ML+0.74%) due 07/19/2044(2)	574,415	556,712
DT Auto Owner Trust Series 2021-2A, Class C 1.10% due 02/16/2027*	940,000	926,543
DT Auto Owner Trust Series 2019-4A, Class C 2.73% due 07/15/2025*	1,491,351	1,502,080
DT Auto Owner Trust Series 2019-2A, Class C 3.18% due 02/18/2025*	681,185	684,606
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	928,815	934,050
Exeter Automobile Receivables Trust Series 2019-3A, Class D 3.11% due 08/15/2025*	1,650,000	1,680,337
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	291,863	293,848
FirstKey Homes Trust Series 2020-SFR1, Class D 2.24% due 08/17/2037*	1,500,000	1,465,875
FirstKey Homes Trust Series 2020-SFR2, Class E 2.67% due 10/19/2037*	1,500,000	1,473,079
Flagship Credit Auto Trust Series 2019-4, Class D 3.12% due 01/15/2026*	1,900,000	1,936,504
FMC GMSR Issuer Trust VRS Series 2021-GT1, Class A 3.62% due 07/25/2026*(2)(4)	2,200,000	2,157,287
FMC GMSR Issuer Trust VRS Series 2021-SAT1, Class A 3.65% due 02/25/2024*(2)(4)	3,330,000	3,331,998

256

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
FMC GMSR Issuer Trust VRS Series 2021-GT2, Class A 3.85% due 10/25/2026*(2)(4)	$1,750,000	$1,716,019
FMC GMSR Issuer Trust VRS Series 2020-GT1, Class A 4.45% due 01/25/2026*(2)(4)	2,000,000	1,983,138
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	260,715	266,225
FTF Funding II LLC 8.00% due 08/15/2024*(5)	218,541	175,925
GLS Auto Receivables Issuer Trust Series 2021-3A, Class D 1.48% due 07/15/2027*	2,900,000	2,820,656
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	52,676	52,723
GoodGreen Trust Series 2019-2A, Class A 2.76% due 04/15/2055*	745,091	737,988
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	554,904	556,851
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	115,178	117,636
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*(5)	648,369	596,151
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	2,876,017
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.61% (1 ML+0.50%) due 09/25/2035(2)	3,302	3,222
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 1.94% (3 ML+1.70%) due 07/18/2031*(1)	2,865,000	2,800,621
Headlands Residential LLC Series 2018-RPL1, Class A 3.88% due 08/25/2024*(2)(6)	592,552	593,346
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 11/25/2024*(2)(6)	1,400,000	1,398,204
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	110,871	113,099
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	396,051	402,867
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	323,045	334,680
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	71,582	72,270
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,211,669

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.63% due 03/25/2035(2)(4)	$99,338	$101,509
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	4,837,865
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	5,197,039
JPMCC Commercial Mtg. Securities Trust Series 2017-JP7, Class A5 3.45% due 09/15/2050(3)	2,847,257	2,986,464
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 1.81% due 10/25/2033(2)(4)	259,220	262,699
Ladder Capital Commercial Mtg. Trust FRS Series 2021-FL2, Class C 2.26% (1 ML+2.15%) due 12/13/2038*	1,072,500	1,072,495
LHOME Mtg. Trust VRS Series 2021-RTL1, Class A1 2.09% due 09/25/2026*(2)(4)	970,000	966,616
LHOME Mtg. Trust Series 2019-RTL2, Class A1 3.84% due 03/25/2024*(2)	93,873	94,041
LHOME Mtg. Trust Series 2019-RTL3, Class A1 3.87% due 07/25/2024*(2)	634,428	636,376
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class AS 1.48% (1 ML+1.37%) due 04/15/2034*(3)	656,550	652,439
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 1.61% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,891,296
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class B 1.71% (1 ML+1.60%) due 04/15/2034*(3)	844,650	838,304
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class AS 1.85% (1 ML+1.75%) due 07/15/2036*	3,077,500	3,071,727
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class C 2.06% (1 ML+1.95%) due 04/15/2034*(3)	795,150	789,177
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class B 2.10% (1 ML+2.00%) due 07/15/2036*	1,115,000	1,109,422
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class D 2.56% (1 ML+2.45%) due 05/15/2036*	501,000	492,190
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 2.66% (1 ML+2.55%) due 05/15/2028*	1,025,000	1,024,031

257

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
LP LMS Asset Securization Trust Series 2021-1 3.23% due 10/15/2028	$1,494,558	$1,500,321
Lument Finance Trust, Inc. FRS Series 2021-FL1, Class C 2.06% (1 ML+1.95%) due 06/15/2039*	2,150,000	2,142,084
Madison Park Funding XXIII, Ltd. FRS Series 2017-23A, Class CR 2.27% (3 ML+2.00%) due 07/27/2031*(1)	3,200,273	3,198,666
Mariner Finance Issuance Trust Series 2019-AA, Class B 3.51% due 07/20/2032*	1,075,000	1,084,012
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	1,095,000	1,091,201
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 0.75% (1 ML+0.64%) due 10/25/2028(2)	179,430	177,123
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 0.93% (6 ML+0.68%) due 01/25/2029(2)	409,325	409,772
MF1 Multifamily Housing Mtg. Loan Trust FRS Series 2021-FL5, Class C 1.86% (SOFR30A +1.81%) due 07/15/2036*(3)	1,348,500	1,335,007
MF1, Ltd. FRS Series 2022-FL8, Class C 2.25% (SOFR30A +2.20%) due 02/19/2037*	1,327,832	1,322,900
MF1, Ltd. FRS Series 2020-FL4, Class AS 2.26% (SOFR30A +2.21%) due 11/15/2035*	1,334,500	1,339,328
MF1, Ltd. FRS Series 2022-FL8, Class D 2.70% (SOFR30A +2.65%) due 02/19/2037*	767,466	763,665
MidOcean Credit CLO II FRS Series 2013-2A, Class BR 1.85% (3 ML+1.65%) due 01/29/2030*(1)	4,114,474	4,112,413
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	1,207,415	1,242,922
MRA Issuance Trust FRS Series 2021-EBO5, Class A1X 1.84% (1 ML + 1.75%) due 02/15/2023*(2)	3,400,000	3,402,428
MRA Issuance Trust FRS Series 2021-EBO7, Class A1X 2.85% (1 ML+2.75%) due 02/15/2023*(2)	3,400,000	3,400,789

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
MRCD Mtg. Trust Series 2019-PARK, Class A 2.72% due 12/15/2036*(3)	$1,920,000	$1,927,618
MRCD Mtg. Trust Series 2019-PARK, Class D 2.72% due 12/15/2036*(3)	1,242,000	1,205,453
MVW LLC Series 2021-1WA, Class A 1.14% due 01/22/2041*	992,482	969,970
Neuberger Berman CLO XV FRS Series 2013-15A, Class CR2 2.09% (3 ML+1.85%) due 10/15/2029*(1)	1,414,771	1,414,058
Neuberger Berman CLO XXI, Ltd. FRS Series 2016-21A, Class CR2 2.30% (3 ML+2.05%) due 04/20/2034*(1)	1,276,441	1,277,825
NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2 2.07% due 10/15/2024*	1,175,000	1,184,158
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.10% due 07/25/2026*	3,325,445	3,254,347
NRZ Excess Spread-Collateralized Notes Series 2021-FNT2, Class A 3.23% due 05/25/2026*	1,507,685	1,484,159
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.84% due 12/25/2025*	1,378,610	1,378,043
Oaktree CLO, Ltd. FRS Series 2019-1A, Class BR 2.01% (3 ML+1.75%) due 04/22/2030*(1)	2,169,250	2,169,721
Oaktree CLO, Ltd. FRS Series 2019-1A, Class CR 2.61% (3 ML+2.35%) due 04/22/2030*(1)	2,324,266	2,323,095
OCP CLO, Ltd. FRS Series 2015-9A, Class A2R 1.59% (3 ML+1.35%) due 07/15/2027*(1)	2,282,089	2,280,943
Octane Receivables Trust Series 2021-1A, Class B 1.53% due 04/20/2027*	700,000	682,950
Octane Receivables Trust Series 2021-1A, Class C 2.23% due 11/20/2028*	600,000	587,982
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	564,316	575,517
Oportun Funding XIV LLC Series 2021-A, Class A 1.21% due 03/08/2028*	600,000	587,203
Oportun Issuance Trust Series 2021-B, Class A 1.47% due 05/08/2031*	1,100,000	1,082,190
P4 SFR Holdco LLC Series 2019-STL, Class A 7.25% due 10/11/2026*(5)	1,100,000	1,100,000

258

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Pagaya AI Debt Selection Trust Series 2021-1, Class A 1.18% due 11/15/2027*	$2,467,586	$2,453,359
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class A2 1.51% (3 ML+1.35%) due 02/20/2028*(1)	1,890,000	1,891,565
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class B 2.06% (3 ML+1.90%) due 02/20/2028*(1)	1,671,732	1,643,461
Parallel, Ltd. FRS Series 2015-1A, Class 1R 2.00% (3 ML+1.75%) due 07/20/2027*(1)	680,000	680,086
Parallel, Ltd. FRS Series 2015-1A, Class 2R 2.00% (3 ML+1.75%) due 07/20/2027*(1)	730,000	727,076
PFP, Ltd. FRS Series 2021-7, Class B 1.51% (1 ML+1.40%) due 04/14/2038*(3)	486,976	479,979
PFP, Ltd. FRS Series 2021-7, Class C 1.76% (1 ML+1.65%) due 04/14/2038*(3)	852,957	847,717
PRET LLC VRS Series 2021-RN4, Class A1 2.49% due 10/25/2051*(4)	3,588,821	3,555,366
Pretium Mtg. Credit Partners I LLC Series 2021-NPL1, Class A1 2.24% due 09/27/2060*(2)(6)	1,983,088	1,959,295
Progress Residential Trust Series 2021-SFR6, Class E1 2.43% due 07/17/2038*	1,800,000	1,744,034
Progress Residential Trust Series 2022-SFR1, Class E1 3.93% due 02/17/2029*(5)	2,050,000	2,028,764
PRPM LLC VRS Series 2021-1, Class A1 2.12% due 01/25/2026*(2)(4)	1,670,051	1,651,437
PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(2)(4)	1,270,669	1,255,130
Race Point VIII CLO, Ltd. FRS Series 2013-8A, Class AR2 1.20% (3 ML+1.04%) due 02/20/2030*(1)	1,874,927	1,875,573
Ready Capital Mtg. Financing LLC FRS Series 2021-FL7, Class C 2.31% (1 ML+2.20%) due 11/25/2036*(3)	720,000	702,757
Ready Capital Mtg. Financing LLC FRS Series 2021-FL7, Class D 3.06% (1 ML+2.95%) due 11/25/2036*(3)	845,000	836,614

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Regional Management Issuance Trust Series 2019-1, Class B 3.43% due 11/15/2028*	$2,000,000	$1,994,972
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	145,215	147,613
Santander Retail Auto Lease Trust Series 2020-A, Class C 2.08% due 03/20/2024*	1,154,000	1,162,411
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class B 2.45% due 03/25/2026*	316,243	318,813
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class C 2.85% due 03/25/2026*	376,771	380,415
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 0.78% (1 ML+0.68%) due 10/20/2034(2)	500,177	489,977
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 0.86% (1 ML+0.76%) due 04/20/2033(2)	437,647	429,660
SLG Office Trust Series 2021-OVA, Class A 2.59% due 07/15/2041*(3)	2,010,000	2,000,864
Sonoran Auto Receivables Trust Series 2017-1 4.75% due 07/15/2024*(2)(5)	584,842	577,531
Sonoran Auto Receivables Trust Series 2018-1 4.75% due 06/15/2025*(2)(5)	415,647	410,971
Starwood Commercial Mtg., Ltd. FRS Series 2022-FL3, Class B 2.00% (SOFR30A+1.95%) due 11/15/2038*	759,000	759,000
Starwood Commercial Mtg., Ltd. FRS Series 2022-FL3, Class C 2.25% (SOFR30A+2.20%) due 11/15/2038*	1,436,000	1,435,999
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.60% (1 ML+0.50%) due 07/19/2035(2)	237,896	231,559
STWD, Ltd. FRS Series 2021-FL2, Class C 2.20% (1 ML+2.10%) due 04/18/2038*	1,072,500	1,061,769
Synchrony Card Funding LLC Series 2019-A2, Class A 2.34% due 06/15/2025	2,300,000	2,315,301
Synchrony Card Funding LLC Series 2019-A1, Class A 2.95% due 03/15/2025	2,373,000	2,380,588
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 1.88% due 12/25/2044(2)(4)	63,853	64,097
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 1.77% (3 ML+1.50%) due 04/26/2028*(1)	2,991,269	2,993,486

259

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Toorak Mtg. Corp., Ltd. Series 2019-2, Class A1 3.72% due 09/25/2022(2)(6)	$832,091	$833,716
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(4)	2,915,240	2,894,912
Tricolor Auto Securitization Trust Series 2020-1A, Class A 4.88% due 11/15/2026*	567,786	570,819
Tricon American Homes Trust Series 2019-SFR1, Class D 3.20% due 03/17/2038*	1,657,000	1,656,708
TVC Mtg. Trust Series 2020-RTL1, Class A1 3.47% due 09/25/2024*(2)	2,300,000	2,303,732
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	5,905,370	6,023,404
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(3)	2,736,930	2,967,991
Upstart Securitization Trust Series 2021-1, Class A 0.87% due 03/20/2031*	716,932	713,757
Veros Auto Receivables Trust Series 2021-1, Class A 0.92% due 10/15/2026*	686,961	684,484
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	19,937	19,943
VM DEBT LLC Series 2019-1 7.50% due 06/15/2024*(5)	1,252,975	1,252,975
VOLT C LLC Series 2021-NPL9, Class A1 1.99% due 05/25/2051*(6)	1,039,151	1,028,851
VOLT CI LLC Series 2021-NP10, Class A1 1.99% due 05/25/2051*(6)	1,119,815	1,109,491
VOLT LLC Series 2021-NPL1, Class A1 1.89% due 02/27/2051*(6)	744,253	736,016
VOLT LLC Series 2021-NPL2, Class A1 1.89% due 02/27/2051*(6)	2,430,640	2,396,379
VOLT LLC Series 2021-NPL5, Class A1 2.12% due 03/27/2051*(6)	1,472,363	1,459,089
VOLT LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(6)	1,564,023	1,542,373
VOLT LLC Series 2021-NPL4, Class A1 2.24% due 03/27/2051*(6)	1,210,351	1,196,569
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(6)	1,713,881	1,697,154
VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(6)	989,284	973,609
Voya CLO, Ltd. FRS Series 2012-4A, Class A2R3 1.69% (3 ML+1.45%) due 10/15/2030*(1)	1,058,177	1,057,646

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Voya CLO, Ltd. FRS Series 2012-4A, Class BR3 2.19% (3 ML+1.95%) due 10/15/2030*(1)	$446,999	$446,774
Voya CLO, Ltd. FRS Series 2016-4A, Class CR 2.40% (3 ML+2.15%) due 07/20/2029*(1)	2,660,256	2,658,915
Voya CLO, Ltd. FRS Series 2012-4A, Class C1R3 3.54% (3 ML+3.30%) due 10/15/2030*(1)	631,645	629,944
VSE VOI Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	220,382	225,542
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 0.57% (1 ML+0.46%) due 04/25/2045(2)	24,008	23,785
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	1,100,000	1,127,098
Wells Fargo Commercial Mtg. Trust Series 2017-C42, Class A4 3.59% due 12/15/2050(3)	1,910,000	2,029,359
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,499,703
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	729,000	765,587
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	5,194,838
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(3)	690,000	757,338
Wind River CLO, Ltd. FRS Series 2015-2A, Class CR 1.94% (3 ML+1.70%) due 10/15/2027*(1)	435,000	435,502
World Financial Network Credit Card Master Trust Series 2019-A, Class A 3.14% due 12/15/2025	1,090,000	1,090,988
ZH Trust Series 2021-1, Class A 2.25% due 02/18/2027*(2)	1,000,000	980,994

Total Asset Backed Securities (cost $362,573,222)		361,603,871

U.S. CORPORATE BONDS & NOTES — 26.1%
Aerospace/Defense — 0.7%
Boeing Co. Senior Notes 1.17% due 02/04/2023	350,000	349,403
Boeing Co. Senior Notes 1.43% due 02/04/2024	715,000	707,810
Boeing Co. Senior Notes 1.95% due 02/01/2024	405,000	406,778

260

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Boeing Co. Senior Notes 2.20% due 02/04/2026	$3,651,000	$3,590,296
Boeing Co. Senior Notes 2.75% due 02/01/2026	395,000	399,958
Boeing Co. Senior Notes 2.85% due 10/30/2024	1,243,000	1,274,625
Boeing Co. Senior Notes 3.25% due 03/01/2028	429,000	435,005
Boeing Co. Senior Notes 4.88% due 05/01/2025	265,000	285,289
Boeing Co. Senior Notes 5.04% due 05/01/2027	170,000	188,020
Boeing Co. Senior Notes 5.15% due 05/01/2030	1,317,000	1,481,655
Boeing Co. Senior Notes 5.71% due 05/01/2040	1,195,000	1,439,735
Boeing Co. Senior Bonds 5.81% due 05/01/2050	821,000	1,032,681
BWX Technologies, Inc. Company Guar. Notes 4.13% due 06/30/2028*	1,173,000	1,156,871
Northrop Grumman Corp. Senior Notes 3.20% due 02/01/2027	223,000	232,083
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	103,876
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	54,615
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	105,000	108,138
Raytheon Technologies Corp. Senior Notes 4.35% due 04/15/2047	50,000	57,407
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	225,000	232,721
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	327,024
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	260,622

		14,124,612

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	233,422
L3Harris Technologies, Inc. Senior Notes 1.80% due 01/15/2031	410,000	377,530

Security Description	Principal Amount	Value (Note 2)
Aerospace/Defense-Equipment (continued)
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029	$3,070,000	$2,915,456

		3,526,408

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 2.75% due 05/14/2031	805,000	782,296
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	46,080

		828,376

Airlines — 0.2%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	220,744	219,850
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	157,813	161,872
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	218,878	218,334
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	75,750	77,800
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	348,985	358,795
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	173,481	172,658
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class AA 2.70% due 11/01/2033	557,605	548,158
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	481,017	471,854
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	469,697	486,279
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	151,204	148,637
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	669,769	668,276

261

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	$240,299	$248,509
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	458,896	495,322
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 02/25/2033	410,125	439,840
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	103,393	103,889

		4,820,073

Applications Software — 0.2%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	204,641
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	325,000	317,207
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	91,000	89,384
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	149,468
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	680,000	642,545
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	3,065,000	3,165,287

		4,568,532

Auto-Cars/Light Trucks — 0.4%
General Motors Co. Senior Notes 6.13% due 10/01/2025	245,000	276,313
General Motors Financial Co., Inc. Senior Notes 1.20% due 10/15/2024	260,000	254,252
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	901,000	861,586
General Motors Financial Co., Inc. Senior Notes 2.35% due 01/08/2031	172,000	160,724
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	475,000	452,419
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	218,000	233,060
Hyundai Capital America Senior Notes 1.15% due 11/10/2022*	754,000	752,183

Security Description	Principal Amount	Value (Note 2)
Auto-Cars/Light Trucks (continued)
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	$215,000	$205,738
Hyundai Capital America Senior Notes 1.50% due 06/15/2026*	380,000	364,526
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	270,000	264,048
Hyundai Capital America Senior Notes 1.80% due 01/10/2028*	415,000	391,909
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	1,279,000	1,249,248
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	200,000	202,035
Stellantis Finance US, Inc. Company Guar. Notes 2.69% due 09/15/2031*	398,000	376,875
Volkswagen Group of America Finance LLC Company Guar. Notes 1.63% due 11/24/2027*	355,000	336,805
Volkswagen Group of America Finance LLC Company Guar. Notes 3.20% due 09/26/2026*	1,851,000	1,916,424
Volkswagen Group of America Finance LLC Company Guar. Notes 3.75% due 05/13/2030*	736,000	780,163

		9,078,308

Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 2.60% due 01/15/2032	220,000	209,791

Banks-Commercial — 0.1%
BBVA USA Senior Notes 2.50% due 08/27/2024	375,000	383,153
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	348,245
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	94,000	89,563
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	56,243

		877,204

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Sub. Notes 3.30% due 08/23/2029	267,000	279,515
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	108,111

		387,626

262

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.6%
KeyCorp. Senior Notes 4.15% due 10/29/2025	$75,000	$80,616
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	843,000	841,507
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	6,334,000	6,230,710
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	934,000	902,141
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	2,332,000	2,412,058
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	544,000	580,948
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	131,000	145,849
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	132,058

		11,325,887

Beverages-Non-alcoholic — 0.0%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	78,860
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	112,000	119,801
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	161,000	190,896

		389,557

Brewery — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,440,000	1,654,504
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	65,000	73,979
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	598,702
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	405,000	452,725
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.60% due 06/01/2060	210,000	242,235
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	375,900

Security Description	Principal Amount	Value (Note 2)
Brewery (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	$2,597,000	$3,193,169
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	156,302
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	104,509

		6,852,025

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	482,000	469,199
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,355,000	1,469,154
Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	10,000	11,533

		1,949,886

Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,700,000	1,547,000
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	2,275,000	2,177,971

		3,724,971

Building Products-Air & Heating — 0.3%
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050	4,334,000	4,315,607
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	1,290,000	1,237,473

		5,553,080

Building Products-Cement — 0.1%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	246,978
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	786,000	773,648
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	646,000	676,495
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	1,177,000	1,235,319

		2,932,440

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 2.00% due 10/01/2030	170,000	158,162
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	319,577

		477,739

263

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial — 0.0%
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	$185,000	$194,479

Cable/Satellite TV — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	2,080,000	2,031,120
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,210,000	1,222,100
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.25% due 01/15/2029	529,000	498,365
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	260,000	233,566
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 03/01/2042	275,000	247,323
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	525,000	465,679
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	206,000	214,421
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	510,000	523,879
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,451,000	2,645,656
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	152,540
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	602,000	735,595
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	233,127

Security Description	Principal Amount	Value (Note 2)
Cable/Satellite TV (continued)
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	$494,000	$447,305
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	302,628
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	1,090,000	1,088,648
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	293,463
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	340,310
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	708,503
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	255,000	222,193
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	139,265
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	2,575,000	2,356,614
CSC Holdings LLC Company Guar. Notes 4.50% due 11/15/2031*	2,150,000	2,003,241
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	2,165,000	2,062,660
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	2,290,000	2,367,585
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,789,000	2,825,028
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	700,000	791,365

		25,152,179

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	540,000	543,038

Cellular Telecom — 0.4%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	1,230,000	1,183,014
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	4,081,000	3,879,188
T-Mobile USA, Inc. Senior Sec. Notes 3.00% due 02/15/2041	935,000	846,524
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	654,000	687,200
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040	677,000	727,269

		7,323,195

264

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	$358,000	$370,524
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	203,245

		573,769

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	184,464
International Flavors & Fragrances Co. Company Guar. Notes 3.47% due 12/01/2050*	130,000	127,787
International Flavors & Fragrances, Inc. Senior Notes 1.83% due 10/15/2027*	290,000	277,068
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	173,611

		762,930

Coatings/Paint — 0.1%
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*	1,625,000	1,497,031

Commercial Services — 0.1%
Quanta Services, Inc. Senior Notes 2.35% due 01/15/2032	560,000	519,691
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	710,000	698,332

		1,218,023

Commercial Services-Finance — 0.0%
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	477,000	481,418
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	365,000	384,528

		865,946

Computer Services — 0.0%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	235,000	216,227

Computer Software — 0.0%
Citrix Systems, Inc. Senior Notes 1.25% due 03/01/2026	139,000	136,565

Computers — 0.4%
Apple, Inc. Senior Notes 2.70% due 08/05/2051	890,000	817,059

Security Description	Principal Amount	Value (Note 2)
Computers (continued)
Apple, Inc. Senior Notes 3.45% due 02/09/2045	$519,000	$540,116
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	399,495
Dell International LLC/EMC Corp. Senior Notes 6.02% due 06/15/2026	963,000	1,092,650
Dell International LLC/EMC Corp. Senior Notes 5.30% due 10/01/2029	4,423,000	5,071,572
Dell International LLC/EMC Corp. Senior Notes 5.45% due 06/15/2023	63,000	65,871
HP, Inc. Senior Notes 3.00% due 06/17/2027	310,000	317,446

		8,304,209

Containers-Paper/Plastic — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	2,850,000	2,907,826
Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*	545,000	523,784
Packaging Corp. of America Senior Notes 4.05% due 12/15/2049	385,000	421,798
WRKCo., Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	314,886
WRKCo., Inc. Company Guar. Notes 3.90% due 06/01/2028	45,000	48,173

		4,216,467

Cosmetics & Toiletries — 0.1%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	885,000	892,657

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	1,317,000	1,296,104
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	180,000	186,497
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,675,000	1,738,376
Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	175,000	193,090

		3,414,067

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.00% due 10/15/2031	695,000	660,760

265

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	$2,100,000	$2,043,195

Distribution/Wholesale — 0.1%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	1,525,000	1,492,670
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	124,741

		1,617,411

Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	145,000	140,738
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	290,000	268,813
Bank of America Corp. Senior Notes 2.50% due 02/13/2031	1,885,000	1,831,871
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	7,967,000	7,720,342
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	2,339,000	2,130,985
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	399,362
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	206,876
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	4,092,000	4,248,254
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	409,013
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	1,052,083
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	295,000	310,315
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	1,557,000	1,660,891
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	292,000	307,413
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	291,799
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	220,000	211,940

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	$910,000	$881,323
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	4,965,000	4,869,486
Citigroup, Inc. Senior Notes 3.06% due 01/25/2033	342,000	345,346
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	900,000	923,242
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	201,019
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	200,000	208,988
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	1,380,000	1,450,034
Citigroup, Inc. Sub. Notes 3.88% due 03/26/2025	600,000	627,686
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	800,000	847,952
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	600,000	641,928
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	583,753
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	190,000	202,390
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	57,601
Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	506,000	492,324
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	1,250,000	1,148,717
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	365,000	346,118
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	3,000,000	2,940,209
Goldman Sachs Group, Inc. Senior Notes 2.64% due 02/24/2028	599,000	599,694
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	498,353
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,308,000	1,374,287
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	530,000	596,483

266

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 1.56% due 12/10/2025	$4,345,000	$4,280,620
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	3,529,000	3,419,565
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,708,000	1,697,128
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	3,928,000	4,097,140
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,046,000	5,410,064
JPMorgan Chase & Co. Senior Notes 4.20% due 07/23/2029	2,175,000	2,353,810
Morgan Stanley Senior Notes 2.19% due 04/28/2026	285,000	284,479
Morgan Stanley Senior Notes 2.51% due 10/20/2032	3,649,000	3,520,014
Morgan Stanley Senior Notes 2.70% due 01/22/2031	272,000	269,756
Morgan Stanley Senior Notes 3.13% due 07/27/2026	76,000	78,623
Morgan Stanley Senior Notes 3.22% due 04/22/2042	705,000	694,144
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	558,488
Morgan Stanley Senior Notes 3.77% due 01/24/2029	278,000	294,132
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	310,052
Morgan Stanley Senior Notes 4.30% due 01/27/2045	275,000	316,210
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	81,031
Morgan Stanley Senior Notes 4.43% due 01/23/2030	457,000	504,791
Morgan Stanley Senior Notes 4.46% due 04/22/2039	300,000	344,839
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	228,000	249,944

		69,792,458

Diversified Financial Services — 0.1%
LP LMS Asset Securization Trust Series 2021-2A, Class A 1.75% due 01/15/2029*	2,268,170	2,251,483

Security Description	Principal Amount	Value (Note 2)
Diversified Manufacturing Operations — 0.0%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	$300,000	$367,989
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	69,429
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	206,424

		643,842

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	446,835

E-Commerce/Services — 0.2%
Match Group Holdings II LLC Senior Notes 3.63% due 10/01/2031*	1,625,000	1,489,040
MercadoLibre, Inc. Company Guar. Notes 3.13% due 01/14/2031	2,583,000	2,326,250
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	214,000	217,444

		4,032,734

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	125,568
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	208,273
Entergy Louisiana LLC 1st Mtg. Notes 2.90% due 03/15/2051	240,000	219,350
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	148,954
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	151,335
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	146,782
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	117,912
Oklahoma Gas and Electric Co. Senior Notes 0.55% due 05/26/2023	345,000	341,179

		1,459,353

Electric-Generation — 0.0%
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	113,120

267

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 1.6%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	$50,000	$53,029
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	66,445
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	123,259
Ameren Illinois Co. 1st Mtg. Bonds 3.25% due 03/15/2050	400,000	404,769
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	452,822
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	230,000	224,940
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	188,205
CenterPoint Energy, Inc. Senior Notes 1.45% due 06/01/2026	460,000	445,949
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	295,316
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	128,854
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	118,312
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	117,849
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	240,794
Duke Energy Corp. Senior Notes 3.40% due 06/15/2029	168,000	174,372
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	186,885
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	705,000	719,665
Duke Energy Indiana LLC Senior Notes 6.12% due 10/15/2035	100,000	128,171
Duke Energy Progress LLC 1st Mtg. Notes 2.90% due 08/15/2051	320,000	299,967
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	198,003
Duquesne Light Holdings, Inc. Senior Notes 2.53% due 10/01/2030*	350,000	332,874
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	417,289

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Edison International Senior Notes 3.55% due 11/15/2024	$734,000	$762,238
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	320,000	359,436
Entergy Arkansas LLC 1st Mtg. Notes 2.65% due 06/15/2051	590,000	522,565
Entergy Arkansas LLC 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	92,936
Evergy Metro, Inc. Senior Notes 4.20% due 03/15/2048	100,000	113,018
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	450,000	450,078
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	200,000	201,007
Exelon Generation Co. LLC Senior Notes 3.40% due 03/15/2022	266,000	266,608
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	216,000	216,962
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	325,000	377,483
FirstEnergy Corp. Senior Notes 2.65% due 03/01/2030	2,230,000	2,093,227
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	1,244,000	1,127,251
FirstEnergy Corp. Senior Notes 5.10% due 07/15/2047	2,954,000	3,217,036
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	464,690
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	2,876,000	2,834,680
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	245,000	261,709
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	131,675
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	249,164
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	717,074
Midamerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	176,000	231,550
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	119,344

268

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	$450,000	$422,619
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	372,589
OGE Energy Corp. Senior Notes 0.70% due 05/26/2023	285,000	281,956
Ohio Power Co. Senior Bonds 2.90% due 10/01/2051	335,000	306,309
Pacific Gas & Electric Co 1st Mtg. Notes 3.75% due 08/15/2042	75,000	65,703
Pacific Gas & Electric Co. Senior Sec. Notes 1.37% due 03/10/2023	610,000	603,778
Pacific Gas & Electric Co. 1st Mtg. Notes 1.70% due 11/15/2023	350,000	347,123
Pacific Gas & Electric Co. 1st Mtg. Notes 1.75% due 06/16/2022	810,000	809,748
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	185,000	185,100
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.00% due 06/15/2028	1,428,000	1,389,433
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	3,970,000	3,453,348
Pacific Gas & Electric Co. 1st Mtg. Notes 3.45% due 07/01/2025	290,000	295,838
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	130,000	121,974
Pacific Gas & Electric Co. 1st Mtg. Notes 4.45% due 04/15/2042	420,000	403,960
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	157,525
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	299,493
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	196,535
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	54,264
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	610,268
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	70,268

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	$208,000	$214,176
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	128,643
San Diego Gas & Electric Co. 1st Mtg. Notes 2.95% due 08/15/2051	445,000	417,478
Southern California Edison Co. 1st Mtg. Notes 3.65% due 03/01/2028	200,000	210,982
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	350,000	358,384
Southern California Edison Co. 1st Mtg. Notes 5.55% due 01/15/2036	100,000	118,332
Southern Co. Senior Notes 3.25% due 07/01/2026	91,000	94,904
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	110,000	112,208
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	115,427
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	207,409
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	113,760
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	55,000	57,690
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	230,519

		32,955,243

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.10% due 12/01/2026	885,000	919,504
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	95,000	91,509
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	354,222
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	210,000	209,585
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	425,000	423,084
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	76,120

		2,074,024

269

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors — 0.7%
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	$1,200,000	$1,143,623
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*	2,538,000	2,406,204
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	2,581,000	2,451,863
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	2,079,000	2,059,155
Broadcom, Inc. Company Guar. Notes 4.11% due 09/15/2028	393,000	418,167
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	2,701,000	2,874,378
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024	615,000	602,362
Microchip Technology, Inc. Senior Sec. Notes 0.98% due 09/01/2024*	750,000	729,602
Xilinx, Inc. Senior Notes 2.38% due 06/01/2030	1,283,000	1,249,476

		13,934,830

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 2.95% due 02/15/2032	2,600,000	2,546,252
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	45,272
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	200,000
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	140,612

		2,932,136

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	1,415,000	1,367,127
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	123,397
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	361,881
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	454,529
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	612,681
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	194,325

Security Description	Principal Amount	Value (Note 2)
Enterprise Software/Service (continued)
Oracle Corp. Senior Notes 3.85% due 07/15/2036	$54,000	$53,799
Oracle Corp. Senior Notes 3.90% due 05/15/2035	46,000	46,272
Oracle Corp. Senior Notes 4.30% due 07/08/2034	81,000	85,007
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	198,067

		3,497,085

Entertainment Software — 0.0%
Activision Blizzard Inc Senior Notes 1.35% due 09/15/2030	487,000	440,379

Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 2.62% due 11/02/2032	475,000	455,790
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	108,318
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	106,330

		670,438

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp. Senior Notes 3.20% due 03/02/2027	3,448,000	3,607,447
E*TRADE Financial Corp. Company Guar. Notes 3.80% due 08/24/2027	4,105,000	4,371,452
E*TRADE Financial Corp. Company Guar. Notes 4.50% due 06/20/2028	1,523,000	1,669,197
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	3,383,000	3,283,337

		12,931,433

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.88% due 01/15/2026	500,000	503,037
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	197,884
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	775,000	767,993
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	344,000	352,036
Air Lease Corp. Senior Notes 3.75% due 06/01/2026	244,000	253,718
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	350,000	357,904

270

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies (continued)
Aviation Capital Group LLC Senior Notes 5.50% due 12/15/2024*	$524,000	$564,282
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	153,908

		3,150,762

Finance-Other Services — 0.1%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	171,000	175,698
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	594,000	568,472
Intercontinental Exchange, Inc. Senior Notes 3.75% due 09/21/2028	986,000	1,061,466

		1,805,636

Food-Baking — 0.0%
Bimbo Bakeries USA, Inc. Company Guar. Notes 4.00% due 05/17/2051*	445,000	462,484

Food-Catering — 0.1%
Aramark Services, Inc. Company Guar. Notes 5.00% due 02/01/2028*	2,005,000	1,989,963

Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	730,000	708,381
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	195,000	243,623

		952,004

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Bonds 3.13% due 04/24/2050	145,000	134,568
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	105,000	125,695
Conagra Brands, Inc. Senior Notes 5.40% due 11/01/2048	210,000	263,755
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	751,000	739,146

		1,263,164

Food-Retail — 0.1%
Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	564,121
Kroger Co. Senior Bonds 5.00% due 04/15/2042	400,000	477,337

		1,041,458

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution — 0.4%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	$85,000	$88,268
Atmos Energy Corp. Senior Notes 0.63% due 03/09/2023	195,000	193,880
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	298,502
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,510,000	3,588,384
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	267,881
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	360,000	328,580
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	245,000	247,807
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,196,000	2,306,093
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	666,000	663,861
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	58,937
Southern Co. Gas Capital Corp. Company Guar. Bonds 3.15% due 09/30/2051	295,000	275,501
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	73,629

		8,391,323

Hotels/Motels — 0.4%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.63% due 02/15/2032*	3,760,000	3,567,977
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	1,145,000	1,103,229
Marriott International, Inc. Senior Notes 3.50% due 10/15/2032	1,699,000	1,713,966
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	758,000	828,783

		7,213,955

Independent Power Producers — 0.3%
Alexander Funding Trust Senior Sec. Notes 1.84% due 11/15/2023*	500,000	497,558
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	2,655,000	2,412,147
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	2,970,000	3,051,245

271

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	$355,000	$348,692
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	395,000	379,151
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	300,000	318,603

		7,007,396

Insurance Brokers — 0.4%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	3,805,457
Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	910,000	864,596
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	2,167,000	2,468,012

		7,138,065

Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 0.95% due 01/08/2024*	456,000	448,928
Athene Global Funding Sec. Notes 1.45% due 01/08/2026*	470,000	454,340
Athene Global Funding Sec. Notes 2.50% due 01/14/2025*	129,000	130,085
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	180,000	183,405
Athene Global Funding Sec. Notes 2.95% due 11/12/2026*	1,125,000	1,151,396
F&G Global Funding Sec. Notes 1.75% due 06/30/2026*	380,000	370,197
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	176,914
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	450,000	451,984
Northwestern Mutual Global Funding Senior Sec. Notes 1.70% due 06/01/2028*	405,000	390,407
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	249,000	271,350
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	102,174
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	237,050
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	227,149

		4,595,379

Security Description	Principal Amount	Value (Note 2)
Insurance-Multi-line — 0.2%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	$300,000	$314,674
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	75,675
Hartford Financial Services Group, Inc. Senior Notes 2.80% due 08/19/2029	2,662,000	2,688,296
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	413,000	422,703
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	288,911
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	332,094

		4,122,353

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	100,000	103,581
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	394,303
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	169,186
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	358,556

		1,025,626

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	654,779
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	316,879
Hanover Insurance Group, Inc. Senior Notes 2.50% due 09/01/2030	250,000	243,560
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	306,854

		1,522,072

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	738,000	675,954

Investment Companies — 0.0%
Blackstone Secured Lending Fund Senior Notes 3.65% due 07/14/2023	390,000	399,116

272

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	$110,000	$125,578
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	1,428,000	1,718,815

		1,844,393

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	135,709

Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	562,738

Machinery-General Industrial — 0.3%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	1,941,000	1,919,899
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	3,965,116

		5,885,015

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	51,177

Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	556,000	544,869
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	964,000	975,615
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,740,000	1,761,683
Boston Scientific Corp. Senior Notes 4.00% due 03/01/2029	3,293,000	3,545,600
Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	200,000	225,575

		7,053,342

Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc. Company Guar. Notes 4.00% due 03/15/2031*	1,645,000	1,583,312
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	58,608

		1,641,920

Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 2.60% due 11/24/2031	583,000	563,082

Security Description	Principal Amount	Value (Note 2)
Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	$265,000	$264,083
Baxalta, Inc. Company Guar. Notes 3.60% due 06/23/2022	29,000	29,174
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	17,286
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	545,000	513,994
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	605,000	545,390
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	900,000	818,946

		2,188,873

Medical-Drugs — 0.5%
AbbVie, Inc. Senior Notes 2.80% due 03/15/2023	300,000	303,631
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	794,000	817,809
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025	2,659,000	2,795,125
AbbVie, Inc. Senior Notes 3.85% due 06/15/2024	230,000	240,421
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	784,000	847,112
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	275,000	309,010
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	475,591
Bristol-Myers Squibb Co. Senior Notes 3.90% due 02/20/2028	325,000	353,622
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	241,000	271,460
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048	155,000	184,987
Bristol-Myers Squibb Co. Senior Notes 5.00% due 08/15/2045	262,000	329,245
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Sec. Notes 4.13% due 04/30/2028*	2,540,000	2,509,012
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	370,000	351,870

		9,788,895

273

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Generic Drugs — 0.1%
Utah Acquisition Sub, Inc. Company Guar. Notes 3.95% due 06/15/2026	$139,000	$146,595
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027	1,157,000	1,141,704

		1,288,299

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	113,797
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	210,660
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	210,708
UnitedHealth Group, Inc. Senior Notes 3.25% due 05/15/2051	345,000	344,460
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	420,000	436,299
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	304,087

		1,620,011

Medical-Hospitals — 0.8%
Bon Secours Mercy Health, Inc. Sec. Bonds 3.21% due 06/01/2050	400,000	398,863
Children’s Hospital Corp. Company Guar. Notes 2.59% due 02/01/2050	270,000	247,674
Children’s Hospital Corp. Notes 2.93% due 07/15/2050	340,000	319,564
CommonSpirit Health Senior Sec. Notes 1.55% due 10/01/2025	275,000	268,642
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	275,000	274,775
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	275,000	289,978
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	320,000	329,775
Hackensack Meridian Health, Inc. Sec. Notes 2.68% due 09/01/2041	760,000	716,218
Hackensack Meridian Health, Inc. Sec. Bonds 2.88% due 09/01/2050	400,000	381,134
Hartford HealthCare Corp. Senior Notes 3.45% due 07/01/2054	700,000	701,873
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	290,000	268,853

Security Description	Principal Amount	Value (Note 2)
Medical-Hospitals (continued)
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	$2,177,000	$2,319,286
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	335,000	387,726
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,962,000	2,142,990
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	235,000	284,167
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	770,000	857,703
Memorial Health Services Senior Notes 3.45% due 11/01/2049	620,000	649,139
MultiCare Health System Notes 2.80% due 08/15/2050	235,000	219,410
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	644,802
NYU Langone Hospitals Sec. Notes 3.38% due 07/01/2055	270,000	265,374
Piedmont Healthcare, Inc. Sec. Bonds 2.86% due 01/01/2052	460,000	428,737
Providence St. Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	86,540
Texas Health Resources Senior Bonds 2.33% due 11/15/2050	220,000	188,128
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	503,628
Tower Health Sec. Notes 4.45% due 02/01/2050	3,152,000	2,758,000
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 10/15/2030*	330,000	315,603
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 01/15/2032*	445,000	420,255
Yale-New Haven Health Services Corp. Sec. Notes 2.50% due 07/01/2050	390,000	346,118

		17,014,955

Medical-Outpatient/Home Medical — 0.0%
MidMichigan Health Sec. Notes 3.41% due 06/01/2050	155,000	159,015

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	169,605

274

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication (continued)
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	$100,000	$116,902

		286,507

Metal-Aluminum — 0.1%
Novelis Corp. Company Guar. Notes 3.25% due 11/15/2026*	411,000	398,136
Novelis Corp. Company Guar. Notes 3.88% due 08/15/2031*	1,439,000	1,352,660

		1,750,796

Metal-Diversified — 0.2%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	1,260,000	1,179,411
Glencore Funding LLC Company Guar. Notes 2.63% due 09/23/2031*	230,000	215,142
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	2,121,000	2,027,626
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,333,000	1,372,830

		4,795,009

Multimedia — 0.1%
CBS Corp. Senior Notes 3.70% due 08/15/2024	254,000	265,303
Viacom, Inc. Senior Notes 5.85% due 09/01/2043	195,000	247,261
ViacomCBS, Inc. Senior Notes 2.90% due 01/15/2027	285,000	289,957
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025	540,000	571,229

		1,373,750

Music — 0.2%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	4,445,000	4,022,725

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	460,000	416,451

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	175,000	170,511

Oil Companies-Exploration & Production — 0.3%
ConocoPhillips Company Guar. Notes 2.40% due 02/15/2031*	260,000	254,761

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	$225,000	$249,039
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	280,000	288,996
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	1,057,000	1,151,406
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	625,000	674,866
Diversified ABS Phase III LLC Notes 4.88% due 04/28/2039	2,900,000	2,900,000
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	107,670
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	202,369
Hess Corp. Senior Notes 6.00% due 01/15/2040	191,000	236,736
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	520,000	479,301

		6,545,144

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	450,000	392,493
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	500,000	447,601
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	310,098
Chevron USA, Inc. Company Guar. Notes 3.25% due 10/15/2029	280,000	296,556
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	246,980
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	410,000	402,137
Exxon Mobil Corp. Senior Notes 3.10% due 08/16/2049	510,000	496,992
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	205,440

		2,798,297

Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 2.63% due 10/01/2023	490,000	495,425
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	265,000	290,957

275

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	$251,000	$269,807
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,160,000	2,364,880
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	974,000	1,157,840
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	410,000	400,070

		4,978,979

Oil-Field Services — 0.3%
Baker Hughes Holdings LLC Senior Notes 5.13% due 09/15/2040	150,000	178,410
Halliburton Co. Senior Notes 2.92% due 03/01/2030	3,414,000	3,422,569
Halliburton Co. Senior Notes 3.80% due 11/15/2025	22,000	23,318
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	97,130
Halliburton Co. Senior Notes 5.00% due 11/15/2045	996,000	1,146,623
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	240,081

		5,108,131

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	157,724

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 5.13% due 04/01/2025*	700,000	766,189

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	75,000	81,686
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,244,000	1,526,200
CVS Pass-Through Trust Pass-Through Certs. Series 2013 4.70% due 01/10/2036*	224,408	246,319
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	190,882	231,108
CVS Pass-Through Trust Pass-Through Certs. Series 2009 8.35% due 07/10/2031*	256,841	320,573

		2,405,886

Security Description	Principal Amount	Value (Note 2)
Physicians Practice Management — 0.3%
Toledo Hospital Sec. Notes 5.33% due 11/15/2028	$3,425,000	$3,811,473
Toledo Hospital Senior Sec. Notes 5.75% due 11/15/2038	1,296,000	1,485,637

		5,297,110

Pipelines — 1.5%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	300,000	299,626
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	200,000	219,009
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	237,861
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	479,000	487,617
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 2.74% due 12/31/2039*	2,059,000	1,918,178
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	496,000	547,901
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,495,000	1,528,219
Eastern Gas Transmission & Storage, Inc. Senior Notes 3.90% due 11/15/2049*	423,000	437,557
Energy Transfer LP Senior Notes 4.15% due 09/15/2029	272,000	284,899
Energy Transfer LP Senior Notes 4.40% due 03/15/2027	1,555,000	1,651,279
Energy Transfer LP Senior Notes 4.75% due 01/15/2026	128,000	137,696
Energy Transfer LP Senior Notes 4.95% due 05/15/2028	150,000	162,284
Energy Transfer LP Senior Notes 4.95% due 01/15/2043	567,000	581,868
Energy Transfer LP Senior Notes 5.50% due 06/01/2027	69,000	77,268
Energy Transfer LP Senior Notes 6.05% due 06/01/2041	677,000	787,639
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	690,000	623,194
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	750,644

276

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	$180,000	$211,034
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	354,239
Flex Intermediate Holdco LLC Senior Sec. Notes 3.36% due 06/30/2031*	715,000	694,811
Flex Intermediate Holdco LLC Senior Sec. Notes 4.32% due 12/30/2039*	280,000	274,294
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	265,000	265,895
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	1,345,000	1,356,822
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,611,000	1,852,294
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	105,263
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	261,070
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	410,000	405,974
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	40,413
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	93,732
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	302,298
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,261,000	2,574,504
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	600,702
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	250,000	251,651
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	51,058
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	122,572
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	4,937,000	4,981,178
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	820,000	813,840

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	$1,021,000	$1,095,041
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	1,042,000	1,142,698
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	115,937
Southern Natural Gas Co. LLC Senior Notes 8.00% due 03/01/2032	140,000	187,564
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.88% due 04/15/2026	1,510,000	1,556,281
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	62,245

		30,506,149

Real Estate Investment Trusts — 2.0%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	260,000	234,767
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	74,749
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	334,000	367,058
American Campus Communities Operating Partnership LP Company Guar. Notes 2.85% due 02/01/2030	486,000	483,258
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	462,865
American Tower Corp. Senior Notes 1.50% due 01/31/2028	610,000	567,178
American Tower Corp. Senior Notes 1.88% due 10/15/2030	545,000	497,093
American Tower Corp. Senior Notes 2.10% due 06/15/2030	300,000	279,510
American Tower Corp. Senior Notes 2.75% due 01/15/2027	857,000	864,801
American Tower Corp. Senior Notes 2.95% due 01/15/2051	164,000	142,910
American Tower Corp. Senior Notes 3.10% due 06/15/2050	251,000	223,920
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	181,988
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,404,000	4,597,098

277

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. Senior Notes 3.70% due 10/15/2049	$615,000	$609,875
American Tower Corp. Senior Notes 3.80% due 08/15/2029	618,000	652,017
Boston Properties LP Senior Notes 2.55% due 04/01/2032	3,765,000	3,623,772
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	236,234
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	155,767
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	380,000	368,399
Brixmor Operating Partnership LP Senior Notes 2.50% due 08/16/2031	215,000	202,996
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	209,264
Corporate Office Properties LP Company Guar. Notes 2.00% due 01/15/2029	175,000	164,498
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	624,000	600,241
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	580,000	541,931
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	194,000	178,616
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	858,000	899,932
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	797,000	839,492
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	377,000	400,774
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	102,135
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	122,134
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	901,000	857,815
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	2,406,000	2,253,266
Equinix, Inc. Senior Notes 2.90% due 11/18/2026	560,000	570,837
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	365,000	355,785

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	$215,000	$227,928
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	278,015
HCP, Inc. Senior Notes 3.50% due 07/15/2029	356,000	374,052
Health Care REIT, Inc. Senior Bonds 6.50% due 03/15/2041	250,000	348,074
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	300,000	277,120
Healthcare Trust of America Holdings LP Company Guar. Notes 3.10% due 02/15/2030	795,000	808,221
Healthpeak Properties, Inc. Senior Notes 2.13% due 12/01/2028	679,000	664,588
Iron Mountain, Inc. Company Guar. Notes 4.50% due 02/15/2031*	2,745,000	2,602,781
Life Storage LP Company Guar. Notes 2.40% due 10/15/2031	255,000	242,862
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	415,000	447,493
Mid-America Apartments LP Senior Notes 1.70% due 02/15/2031	300,000	275,852
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	310,680
Office Properties Income Trust Senior Notes 2.40% due 02/01/2027	525,000	495,972
Office Properties Income Trust Senior Notes 3.45% due 10/15/2031	265,000	248,434
Physicians Realty LP Company Guar. Notes 2.63% due 11/01/2031	265,000	256,030
Public Storage Senior Notes 1.95% due 11/09/2028	315,000	305,459
Public Storage Senior Notes 2.25% due 11/09/2031	265,000	258,413
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	340,000	354,419
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	104,802
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	222,535

278

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	$335,000	$338,878
Regency Centers LP Company Guar. Notes 4.13% due 03/15/2028	400,000	434,347
Sabra Health Care LP Company Guar. Notes 3.20% due 12/01/2031	430,000	408,150
Safehold Operating Partnership LP Company Guar. Notes 2.80% due 06/15/2031	1,200,000	1,143,522
SBA Communications Corp. Senior Notes 3.13% due 02/01/2029	2,080,000	1,938,456
SBA Communications Corp. Senior Notes 3.88% due 02/15/2027	1,880,000	1,898,800
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	310,000	285,153
UDR, Inc. Company Guar. Notes 3.00% due 08/15/2031	55,000	55,495
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	370,000	378,602
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	393,955
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	71,000	72,767
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	260,000	264,267
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	395,000	378,099
WP Carey, Inc. Senior Notes 4.25% due 10/01/2026	790,000	852,585

		40,869,781

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	200,000	227,131
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,038,000	1,473,136

		1,700,267

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	340,000	310,438
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	194,934

		505,372

Security Description	Principal Amount	Value (Note 2)
Retail-Automobile — 0.1%
Penske Automotive Group, Inc. Company Guar. Notes 3.75% due 06/15/2029	$2,795,000	$2,631,926

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	211,352
Lowe’s Cos., Inc. Senior Notes 1.70% due 10/15/2030	560,000	513,394
Lowe’s Cos., Inc. Senior Notes 2.63% due 04/01/2031	365,000	358,975
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	186,569

		1,270,290

Retail-Convenience Store — 0.0%
7-Eleven, Inc. Senior Notes 0.95% due 02/10/2026*	325,000	308,917
7-Eleven, Inc. Senior Notes 1.30% due 02/10/2028*	261,000	242,749
7-Eleven, Inc. Senior Notes 2.50% due 02/10/2041*	266,000	231,731

		783,397

Retail-Discount — 0.0%
Dollar General Corp. Senior Notes 4.13% due 05/01/2028	200,000	216,577

Nordstrom, Inc. Senior Notes 4.00% due 03/15/2027	520,000	502,383
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031	581,000	537,239
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	357,000	392,622

		1,432,244

Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 3.38% due 05/01/2031	500,000	492,425

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	181,085
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	138,200

		319,285

Schools — 0.0%
Pepperdine University Notes 3.30% due 12/01/2059	290,000	293,529

279

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Schools (continued)
University of Southern California Senior Notes 3.23% due 10/01/2120	$280,000	$271,739

		565,268

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 2.80% due 10/01/2041	473,000	454,073

Semiconductor Equipment — 0.0%
KLA Corp. Senior Notes 3.30% due 03/01/2050	350,000	348,760

Software Tools — 0.1%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	859,000	822,600
VMware, Inc. Senior Notes 4.65% due 05/15/2027	280,000	307,176

		1,129,776

Special Purpose Entities — 0.2%
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2026*	939,000	790,400
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2029*	2,723,000	1,979,365
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2031*	939,000	620,626
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2043*	2,700,000	851,746

		4,242,137

Steel-Producers — 0.1%
Nucor Corp. Senior Bonds 2.98% due 12/15/2055	100,000	89,907
Reliance Steel & Aluminum Co. Senior Notes 1.30% due 08/15/2025	1,160,000	1,127,769
Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	169,000	161,480
Steel Dynamics, Inc. Senior Notes 3.45% due 04/15/2030	450,000	467,561

		1,846,717

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 3.90% due 11/15/2049	580,000	615,228

Telephone-Integrated — 0.9%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	110,000	104,611

Security Description	Principal Amount	Value (Note 2)
Telephone-Integrated (continued)
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	$765,000	$714,418
AT&T, Inc. Senior Notes 2.30% due 06/01/2027	1,110,000	1,100,186
AT&T, Inc. Senior Notes 3.10% due 02/01/2043	1,150,000	1,053,015
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	304,000	296,693
AT&T, Inc. Senior Notes 3.50% due 09/15/2053	866,000	825,184
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	4,166,000	3,931,979
Switch, Ltd. Company Guar. Notes 4.13% due 06/15/2029*	1,725,000	1,680,116
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028	1,025,000	998,611
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	3,915,000	3,816,348
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	495,000	442,231
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	327,000	287,046
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,404,000	1,574,659
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	1,268,000	1,421,034

		18,246,131

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	785,000	713,921
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	355,000	336,942
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	1,007,000	1,032,379
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	240,000	216,253
BAT Capital Corp. Company Guar. Notes 3.98% due 09/25/2050	370,000	333,876
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	495,000	500,317
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	240,000	233,820

		3,367,508

280

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Toys — 0.0%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	$623,000	$663,266

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	725,446
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	193,000	204,415
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	423,917
CSX Corp. Senior Notes 3.35% due 09/15/2049	85,000	85,112
CSX Corp. Senior Notes 4.75% due 11/15/2048	345,000	417,513
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	382,000	454,871
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	229,964
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	111,935

		2,653,173

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	261,204

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	364,543
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	258,706

		623,249

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	270,382

Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	500,000	504,677
American Water Capital Corp. Senior Notes 3.45% due 06/01/2029	450,000	476,426

		981,103

Total U.S. Corporate Bonds & Notes (cost $539,202,522)		539,857,087

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 9.8%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 1.90% due 02/15/2031*	$479,000	$438,943
BAE Systems PLC Senior Notes 3.00% due 09/15/2050*	231,000	211,889

		650,832

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	254,574
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	165,142

		419,716

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	328,789
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	81,959
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	138,838

		549,586

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	175,651	175,487
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	247,882	237,488
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	256,655	260,197
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.30% due 06/15/2034*	371,692	375,705
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	262,410	269,164
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	352,084	351,690

		1,669,731

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*	922,000	951,706
Nissan Motor Co., Ltd. Senior Notes 4.35% due 09/17/2027*	1,497,000	1,580,113

		2,531,819

281

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial — 1.3%
ABN AMRO Bank NV Senior Notes 2.47% due 12/13/2029*	$500,000	$483,314
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	427,929
AIB Group PLC Senior Notes 4.26% due 04/10/2025*	270,000	280,771
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	1,080,000	1,128,326
ANZ New Zealand International, Ltd. Company Guar. Notes 2.55% due 02/13/2030*	462,000	461,038
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	215,044
Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	600,000	538,878
Bangkok Bank PCL Sub. Notes 3.73% due 09/25/2034*	2,926,000	2,920,645
Bank of Ireland Group PLC Senior Notes 2.03% due 09/30/2027*	430,000	412,026
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	175,274
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	449,481
BNZ International Funding, Ltd. Company Guar. Notes 2.90% due 02/21/2022*	250,000	250,336
BPCE SA Senior Notes 1.00% due 01/20/2026*	570,000	543,459
BPCE SA Senior Notes 1.65% due 10/06/2026*	342,000	331,348
BPCE SA Senior Notes 2.28% due 01/20/2032*	410,000	381,064
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,329,634
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	632,372
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	404,420
Commonwealth Bank of Australia Sub. Notes 3.31% due 03/11/2041*	250,000	241,243
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	485,000	508,054

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	$250,000	$259,741
Danske Bank A/S Senior Notes 1.17% due 12/08/2023*	932,000	929,168
Danske Bank A/S Senior Notes 2.70% due 03/02/2022*	200,000	200,380
DNB Bank ASA Senior Notes 1.61% due 03/30/2028*	675,000	646,038
ING Groep NV Senior Notes 1.73% due 04/01/2027	225,000	218,594
Macquarie Bank, Ltd. Sub. Notes 3.05% due 03/03/2036*	340,000	324,362
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	266,465
National Australia Bank, Ltd. Sub. Notes 2.33% due 08/21/2030*	300,000	279,355
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	470,000	486,414
Nordea Bank Abp Senior Notes 1.50% due 09/30/2026*	291,000	281,102
Nordea Bank Abp Sub. Notes 4.25% due 09/21/2022*	450,000	459,140
Royal Bank of Canada Senior Notes 2.75% due 02/01/2022	198,000	198,000
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	934,252
Santander UK Group Holdings PLC Senior Notes 1.67% due 06/14/2027	465,000	446,476
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	230,000	218,881
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	460,000	464,292
Standard Chartered PLC Sub. Notes 4.30% due 02/19/2027*	200,000	208,900
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	264,335
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	4,162,000	4,088,214
Westpac Banking Corp. Sub. Notes 2.89% due 02/04/2030	2,618,000	2,625,714
Westpac Banking Corp. Sub. Notes 3.13% due 11/18/2041	447,000	420,164

282

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	$300,000	$318,139

		27,652,782

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	335,000	307,486
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	385,000	382,486
Fomento Economico Mexicano SAB de CV Senior Notes 3.50% due 01/16/2050	500,000	498,360

		1,188,332

Building Societies — 0.0%
Nationwide Building Society Senior Notes 1.00% due 08/28/2025*	240,000	231,926

Cellular Telecom — 0.1%
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	450,000	524,283
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	272,310
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	381,023

		1,177,616

Chemicals-Diversified — 0.0%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	300,000	349,397

Chemicals-Specialty — 0.1%
OCP SA Senior Notes 3.75% due 06/23/2031*	2,743,000	2,629,933

Commercial Services-Finance — 0.0%
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	606,000	673,418

Computer Services — 0.1%
CGI, Inc. Senior Notes 1.45% due 09/14/2026*	432,000	414,688
CGI, Inc. Senior Notes 2.30% due 09/14/2031*	776,000	727,504

		1,142,192

Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	202,000	203,781

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions — 2.7%
Banco Santander SA Senior Notes 1.72% due 09/14/2027	$200,000	$191,688
Banco Santander SA Senior Notes 1.85% due 03/25/2026	400,000	389,595
Banco Santander SA Senior Notes 2.75% due 05/28/2025	400,000	405,745
Banco Santander SA Sub. Notes 2.75% due 12/03/2030	400,000	376,531
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	204,669
Barclays PLC Senior Notes 1.01% due 12/10/2024	705,000	693,015
Barclays PLC Senior Notes 2.89% due 11/24/2032	2,322,000	2,249,079
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,502,869
Barclays PLC Senior Notes 4.61% due 02/15/2023	450,000	450,524
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,743,421
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	210,000	200,408
BNP Paribas SA Senior Notes 2.16% due 09/15/2029*	733,000	696,813
BNP Paribas SA Sub. Notes 2.59% due 08/12/2035*	620,000	572,317
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	515,000	511,820
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	769,000	733,459
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	345,000	307,133
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	211,232
Credit Suisse Group AG Senior Notes 1.31% due 02/02/2027*	1,235,000	1,166,320
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	250,000	247,030
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	260,000	261,467
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*	1,218,000	1,183,092

283

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Credit Suisse Group AG Senior Notes 3.75% due 03/26/2025	$2,310,000	$2,404,550
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	259,451
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	265,270
Deutsche Bank AG Senior Notes 2.13% due 11/24/2026	390,000	381,243
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	555,000	557,305
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	465,695
Deutsche Bank AG/New York NY Senior Notes 2.31% due 11/16/2027	2,717,000	2,638,460
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	600,000	576,537
HSBC Holdings PLC Senior Notes 2.21% due 08/17/2029	415,000	395,031
HSBC Holdings PLC Senior Notes 2.36% due 08/18/2031	580,000	545,348
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	210,913
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	200,000	213,384
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	230,000	315,608
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/2036	600,000	786,182
Lloyds Banking Group PLC Senior Notes 1.63% due 05/11/2027	460,000	443,197
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	202,291
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	2,132,000	2,252,578
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	241,252
Lloyds Banking Group PLC Sub. Notes 4.50% due 11/04/2024	440,000	465,374
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	213,429
Macquarie Group, Ltd. Senior Notes 1.34% due 01/12/2027*	380,000	363,359

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	$300,000	$339,024
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.05% due 07/17/2030	5,686,000	5,365,885
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.00% due 02/22/2022	88,000	88,124
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039	355,000	382,159
Mizuho Financial Group, Inc. Senior Notes 1.23% due 05/22/2027	481,000	456,940
Mizuho Financial Group, Inc. Senior Notes 2.23% due 05/25/2026	680,000	679,318
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	337,000	337,698
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	384,000	370,192
Natwest Group PLC Sub. Notes 3.75% due 11/01/2029	477,000	490,382
Natwest Group PLC Senior Notes 3.88% due 09/12/2023	525,000	541,558
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	200,000	208,899
Natwest Group PLC Senior Notes 4.45% due 05/08/2030	450,000	488,806
Natwest Group PLC Senior Notes 4.80% due 04/05/2026	200,000	217,739
Natwest Group PLC Senior Notes 4.89% due 05/18/2029	200,000	221,967
Societe Generale SA Senior Notes 1.49% due 12/14/2026*	997,000	950,445
Societe Generale SA Senior Notes 1.79% due 06/09/2027*	420,000	400,993
Societe Generale SA Senior Notes 2.89% due 06/09/2032*	980,000	934,056
Societe Generale SA Senior Notes 3.00% due 01/22/2030*	352,000	348,540
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	676,000	705,307
Sumitomo Mitsui Financial Group, Inc. Senior Notes 1.47% due 07/08/2025	847,000	826,703
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030	4,943,000	4,686,956

284

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	$188,000	$190,800
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.04% due 07/16/2029	1,142,000	1,161,190
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	210,845
UBS Group AG Senior Notes 1.36% due 01/30/2027*	400,000	383,477
UBS Group AG Senior Notes 1.49% due 08/10/2027*	830,000	790,866
UBS Group AG Senior Notes 3.13% due 08/13/2030*	280,000	282,733
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	200,000	201,722
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	1,827,000	1,943,206
UniCredit SpA Senior Notes 1.98% due 06/03/2027*	330,000	313,635
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	420,000	412,162
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	300,000	319,806

		54,746,817

Diversified Financial Services — 0.1%
Power Finance Corp., Ltd. Senior Notes 3.95% due 04/23/2030	1,461,000	1,470,263

Diversified Manufacturing Operations — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,603,000	1,823,240
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	301,854
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	257,644
Trane Technologies Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	156,283

		2,539,021

Security Description	Principal Amount	Value (Note 2)
Diversified Minerals — 0.2%
Anglo American Capital PLC Company Guar. Notes 2.25% due 03/17/2028*	$1,326,000	$1,281,024
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	1,551,000	1,500,777
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	206,658
Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030	250,000	260,940
Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	415,000	525,115

		3,774,514

Diversified Operations — 0.1%
CK Hutchison International 17, Ltd. Company Guar. Notes 2.88% due 04/05/2022*	300,000	300,720
CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	652,174

		952,894

Electric-Distribution — 0.0%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	380,824
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	415,111

		795,935

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,331,214

Electric-Integrated — 0.2%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,332,669
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	186,000	190,930

		3,523,599

Electronic Components-Misc. — 0.1%
Sensata Technologies BV Company Guar. Notes 4.00% due 04/15/2029*	1,190,000	1,169,437
Sensata Technologies BV Company Guar. Notes 5.00% due 10/01/2025*	1,335,000	1,403,419

		2,572,856

Electronic Components-Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031*	725,000	696,418

285

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.70% due 05/01/2025*	$256,000	$260,431
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	745,000	717,911

		1,674,760

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	159,128
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	171,000	200,351
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	197,000	220,981
Daiwa Securities Group, Inc. Senior Notes 3.13% due 04/19/2022*	183,000	183,903
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	545,000	552,158
Nomura Holdings, Inc. Senior Notes 2.68% due 07/16/2030	350,000	339,565

		1,656,086

Finance-Leasing Companies — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	230,000	220,989
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	335,000	328,717
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.88% due 08/14/2024	550,000	558,613
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.00% due 10/29/2028	1,665,000	1,630,142
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	1,879,000	1,834,643
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 09/15/2023	3,643,000	3,784,720
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	1,719,000	1,926,809
Avolon Holdings Funding, Ltd. Senior Notes 2.13% due 02/21/2026*	1,762,000	1,692,171

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies (continued)
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*	$3,265,000	$3,095,115
Avolon Holdings Funding, Ltd. Senior Notes 2.75% due 02/21/2028*	1,350,000	1,290,487
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	219,000	220,024
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,041,000	2,110,700
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.25% due 04/15/2026*	1,194,000	1,238,749
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	410,910
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	3,833,000	4,064,915
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	1,270,000	1,379,656
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	201,103
BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	206,996
Global Aircraft Leasing Co., Ltd. Senior Notes 6.50% due 09/15/2024*(7)	1,959,710	1,838,796
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	201,503
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	152,425
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	350,000	358,771
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	62,000	65,457

		28,812,411

Finance-Other Services — 0.0%
LSEGA Financing PLC Company Guar. Notes 2.00% due 04/06/2028*	925,000	890,393

Food-Meat Products — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Senior Notes 5.50% due 01/15/2030*	2,525,000	2,678,015

Food-Misc./Diversified — 0.1%
Indofood CBP Sukses Makmur Tbk PT Senior Notes 3.54% due 04/27/2032	2,816,000	2,690,598

286

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Gas-Transportation — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	$285,000	$306,874

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	373,382

Insurance-Life/Health — 0.0%
AIA Group, Ltd. Sub. Notes 3.20% due 09/16/2040*	250,000	248,283
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	269,730

		518,013

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Senior Notes 4.35% due 10/29/2025	2,500,000	2,652,097

Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings Ltd Senior Notes 3.38% due 03/03/2031	551,000	552,095
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,552,000	2,783,962

		3,336,057

Internet Content-Information/News — 0.1%
Prosus NV Senior Notes 3.68% due 01/21/2030*	2,510,000	2,453,916

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,403,000	1,492,049

Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	225,000	244,361

Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 0.75% due 09/02/2023	465,000	458,220
Royalty Pharma PLC Company Guar. Notes 1.20% due 09/02/2025	193,000	185,411
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	287,000	262,358

		905,989

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs — 0.3%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	$240,000	$198,831
AstraZeneca PLC Senior Notes 4.00% due 09/18/2042	110,000	124,136
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	140,000	196,947
Jazz Securities DAC Senior Sec. Notes 4.38% due 01/15/2029*	2,540,000	2,521,915
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	167,000	170,221
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	732,673
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	820,000	767,244
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	385,000	355,222

		5,067,189

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	555,000	562,770

Oil Companies-Exploration & Production — 0.4%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	2,091,000	2,051,794
Energean Israel Finance, Ltd. Senior Sec. Notes 5.38% due 03/30/2028*	478,000	464,855
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	1,369,000	1,456,328
Leviathan Bond, Ltd. Senior Sec. Notes 6.75% due 06/30/2030*	1,367,000	1,457,564
Lundin Energy Finance BV Company Guar. Notes 2.00% due 07/15/2026*	254,000	248,796
Lundin Energy Finance BV Company Guar. Notes 3.10% due 07/15/2031*	220,000	214,875
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 3.25% due 08/15/2030	2,554,000	2,485,154

		8,379,366

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	115,000	120,482
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	188,060

287

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	$180,000	$180,837
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	199,890
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	194,748
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,741,823
Eni SpA Senior Notes 4.25% due 05/09/2029*	1,407,000	1,528,606
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	247,607
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	172,755
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*	200,000	195,750
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	209,097
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	93,733
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	555,000	537,817
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	385,000	390,333
TotalEnergies Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	760,000	726,752

		7,728,290

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00% due 04/30/2029*(5)(8)	566,553	141,638
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.30% (3 ML+3.00%) due 04/28/2027*(5)	1,633,314	0

		141,638

Pipelines — 0.4%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	2,340,000	2,520,560
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	3,361,000	3,222,013
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.94% due 09/30/2040*	500,000	475,564

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	$270,000	$272,150
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	371,414
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	340,815

		7,202,516

Property Trust — 0.0%
GAIF Bond Issuer Pty., Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	275,790

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	415,874

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.13% due 03/20/2022*	235,000	235,504
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	260,494

		495,998

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp. Senior Notes 1.60% due 04/06/2024*	1,642,000	1,628,452
Triton Container International, Ltd. Company Guar. Notes 1.15% due 06/07/2024*	550,000	538,627

		2,167,079

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Senior Notes 2.95% due 01/25/2030*	230,000	231,741
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	545,000	537,473
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.63% due 05/13/2051*	610,000	606,109
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	400,000	409,618

		1,784,941

Soap & Cleaning Preparation — 0.0%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	201,095

Telecom Services — 0.1%
NBN Co., Ltd. Senior Notes 2.63% due 05/05/2031*	1,050,000	1,026,089

288

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.0%
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/2042*	$400,000	$470,385
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	290,473

		760,858

Tobacco — 0.0%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	270,000	259,994

Transport-Rail — 0.1%
Indian Railway Finance Corp., Ltd. Senior Notes 2.80% due 02/10/2031*	3,112,000	2,928,609

Total Foreign Corporate Bonds & Notes (cost $202,852,827)		202,861,271

U.S. GOVERNMENT AGENCIES — 21.9%
Federal Home Loan Mtg. Corp. — 4.0%
2.00% due 02/01/2042	1,450,000	1,434,079
2.00% due 11/01/2050	97,381	95,045
2.50% due 10/01/2051	862,671	866,143
2.50% due 12/01/2051	1,066,385	1,069,110
3.00% due 01/01/2038	518,392	540,911
3.00% due 03/01/2043	606,868	632,453
3.00% due 04/01/2043	54,058	56,362
3.00% due 05/01/2043	94,922	98,908
3.00% due 10/01/2046	2,291,997	2,377,227
3.00% due 02/01/2047	1,182,449	1,225,215
3.00% due 11/01/2048	564,680	579,807
3.00% due 06/01/2050	336,443	346,717
3.00% due 01/01/2052	100,000	103,481
3.00% due 02/01/2052	2,000,000	2,047,802
3.50% due 11/01/2037	376,380	396,039
3.50% due 02/01/2042	75,656	80,532
3.50% due 05/01/2042	26,476	28,183
3.50% due 07/01/2042	99,598	105,493
3.50% due 03/01/2043	56,645	60,293
3.50% due 09/01/2045	1,416,039	1,496,027
3.50% due 12/01/2045	842,673	891,824
3.50% due 11/01/2046	1,002,860	1,060,329
3.50% due 12/01/2046	632,954	667,299
3.50% due 05/01/2049	133,043	139,400
3.50% due 10/01/2049	688,076	718,707
4.00% due 07/01/2025	31,358	32,817
4.00% due 08/01/2037	94,100	100,823
4.00% due 11/01/2040	34,479	37,393
4.00% due 01/01/2041	354,662	384,610
4.00% due 04/01/2044	494,520	536,109
4.00% due 01/01/2046	639,879	693,725
4.00% due 07/01/2048	1,267,633	1,345,093
4.00% due 09/01/2049	802,422	858,248
4.50% due 07/01/2025	8,390	8,796
4.50% due 07/01/2040	283,306	310,848
4.50% due 03/01/2041	9,787	10,646
4.50% due 05/01/2041	40,901	44,878
4.50% due 05/01/2042	742,685	813,948
4.50% due 06/01/2048	795,369	865,984

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 11/01/2035	$9,104	$10,228
5.00% due 10/01/2036	18,856	21,164
5.00% due 12/01/2036	9,046	10,154
5.00% due 10/01/2037	3,602	4,038
5.00% due 08/01/2039	18,838	21,171
5.00% due 01/01/2040	16,299	18,320
5.00% due 04/01/2040	9,003	9,964
5.50% due 05/01/2036	3,737	4,230
5.50% due 12/01/2036	1,005	1,124
5.50% due 01/01/2038	13,798	15,612
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.58% due 11/25/2049*(3)(4)	690,000	714,567
Series 2015-K44, Class B 3.67% due 01/25/2048*(3)(4)	3,390,000	3,522,466
Series 2018-W5FX, Class BFX 3.79% due 04/25/2028*(3)(4)	2,000,000	2,037,307
Series 2016-K722, Class B 3.87% due 07/25/2049*(3)(4)	625,000	640,904
Series 2014-K40, Class C 4.07% due 11/25/2047*(3)(4)	639,000	664,386
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,484,387
Series K044, Class A2 2.81% due 01/25/2025(3)	1,464,000	1,511,982
Series KJ09, Class A2 2.84% due 09/25/2022(3)	157,497	158,557
Series K066, Class A2 3.12% due 06/25/2027(3)	964,000	1,024,279
Series K065, Class A2 3.24% due 04/25/2027(3)	776,000	828,846
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,215,512
Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	445,336
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.09% due 07/25/2029(3)(4)(9)	1,924,754	138,512
Series K098, Class X1 1.14% due 08/25/2029(3)(4)(9)	3,330,220	251,431
Series K110, Class XAM 1.87% due 04/25/2030(3)(4)(9)	914,237	126,372
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	1,172,000	1,200,214
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,167,027	5,280,195
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	732,185
Series K029, Class A2 3.32% due 02/25/2023(3)(4)	2,908,197	2,969,126
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,258,000	2,371,479
Series W5FX, Class AFX 3.34% due 04/25/2028(3)(4)	719,000	767,598
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	3,040,419
Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,399,618

289

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K080, Class A2 3.93% due 07/25/2028(3)(4)	$664,000	$741,744
Series K085, Class A2 4.06% due 10/25/2028(3)(4)	835,000	938,670
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(2)	349,850	309,294
Series 3582, Class MO zero coupon due 10/15/2039(2)	340,664	321,157
Series 4371, Class GZ 2.00% due 05/15/2042(2)	1,385,112	1,349,860
Series 4533, Class GA 3.00% due 06/15/2028(2)	180,802	183,842
Series 4474, Class HJ 3.00% due 07/15/2039(2)	96,951	100,180
Series 4623, Class WI 4.00% due 08/15/2044(2)(9)	53,327	5,518
Series 4471, Class PI 4.50% due 12/15/2040(2)(9)	39,133	3,723
Series 2691, Class ZU 5.50% due 09/15/2033(2)	1,328,112	1,490,135
Series 3845, Class AI 5.50% due 02/15/2036(2)(9)	44,115	7,813
Federal Home Loan Mtg. Corp. REMIC FRS Series 4077, Class MF 0.61% (1 ML+0.50%) due 07/15/2042(2)	153,567	155,776
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(2)	341,318	347,763
Series 2019-4, Class MV 3.00% due 02/25/2059(2)	213,960	221,027
Series 2018-1, Class M60C 3.50% due 05/25/2057(2)	2,919,774	3,029,994
Series 2019-1, Class MT 3.50% due 07/25/2058(2)	1,405,671	1,459,226
Series 2019-2, Class MA 3.50% due 08/25/2058(2)	20,710	21,360
Series 2019-2, Class MV 3.50% due 08/25/2058(2)	161,842	171,939
Series 2019-3, Class MA 3.50% due 10/25/2058(2)	226,135	229,688
Series 2019-3, Class MB 3.50% due 10/25/2058(2)	756,341	813,769
Series 2019-3, Class MV 3.50% due 10/25/2058(2)	209,000	221,621
Series 2018-2, Class M55D 4.00% due 11/25/2057(2)	1,992,910	2,090,345
Series 2019-4, Class M55D 4.00% due 02/25/2059(2)	1,096,334	1,150,368
Federal Home Loan Mtg. Corp. STRIPS
Series 267, Class 30 3.00% due 08/15/2042(2)	572,148	575,222
Series 323, Class 300 3.00% due 01/15/2044(2)	252,947	258,299
Series 262, Class 35 3.50% due 07/15/2042(2)	1,216,814	1,279,171

		82,280,491

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. — 7.6%
2.00% due 02/01/2042	$1,450,000	$1,432,750
2.00% due 01/01/2051	141,790	138,556
2.00% due 02/01/2051	220,376	215,598
2.41% due 05/01/2023	96,228	97,267
2.42% due 10/01/2029	1,900,000	1,939,960
2.50% due 11/01/2031	49,926	51,299
2.50% due 08/01/2046	403,678	405,977
2.50% due 11/01/2046	387,571	388,832
2.50% due 02/01/2050	813,774	813,716
2.50% due 06/01/2050	844,034	849,783
2.50% due 07/01/2050	967,205	973,053
2.50% due 12/01/2051	1,983,642	1,991,299
2.50% due 01/01/2052	4,786,155	4,795,135
2.55% due 05/01/2023	99,088	100,271
2.70% due 04/01/2025	9,277,780	9,543,575
2.77% due 03/01/2022	437,554	437,419
2.82% due 07/01/2022	2,873,069	2,872,185
2.83% due 05/01/2027	2,500,000	2,608,894
2.84% due 04/01/2025	3,671,517	3,791,686
2.92% due 02/01/2030	1,552,386	1,642,320
2.92% due 05/01/2030	2,000,000	2,126,250
2.93% due 01/01/2025	2,769,525	2,777,568
2.94% due 05/01/2030	1,680,000	1,771,618
2.97% due 06/01/2030	1,872,302	1,982,284
3.00% due 11/01/2028	140,609	146,582
3.00% due 12/01/2031	630,229	656,933
3.00% due 08/01/2033	537,820	559,606
3.00% due 07/01/2037	157,509	163,222
3.00% due 11/01/2037	262,191	271,336
3.00% due 05/01/2043	269,709	283,681
3.00% due 06/01/2043	988,053	1,029,328
3.00% due 09/01/2046	721,219	747,867
3.00% due 11/01/2046	1,111,505	1,150,800
3.00% due 12/01/2046	272,862	282,628
3.00% due 01/01/2048	1,119,299	1,151,800
3.00% due 02/01/2048	153,209	157,576
3.00% due 08/01/2049	861,619	885,855
3.00% due 12/01/2051	1,803,314	1,853,162
3.00% due 01/01/2052	1,893,892	1,955,146
3.00% due 07/01/2060	2,580,520	2,686,096
3.03% due 04/01/2030	2,000,000	2,133,345
3.04% due 12/01/2024	2,417,106	2,504,874
3.07% due 09/01/2024	3,907,810	4,045,369
3.10% due 09/01/2025	3,130,245	3,271,798
3.12% due 06/01/2035	2,000,000	2,143,691
3.16% due 02/01/2032	2,699,772	2,919,367
3.50% due 04/01/2038	250,406	263,099
3.50% due 01/01/2041	348,529	369,525
3.50% due 11/01/2041	14,615	15,546
3.50% due 01/01/2042	151,013	160,375
3.50% due 04/01/2043	60,000	63,833
3.50% due 07/01/2043	463,064	491,334
3.50% due 08/01/2043	272,621	290,019
3.50% due 03/01/2045	291,254	308,989
3.50% due 11/01/2045	197,257	208,029
3.50% due 03/01/2046	76,292	80,291
3.50% due 07/01/2046	790,807	838,583
3.50% due 12/01/2046	201,269	212,034
3.50% due 03/01/2060	2,034,130	2,180,782
3.76% due 12/01/2035	1,813,694	2,062,114
3.77% due 12/01/2025	1,425,077	1,520,529
3.81% due 12/01/2028	920,000	1,021,049
3.95% due 01/01/2027	129,710	141,099

290

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
4.00% due 01/01/2035	$2,345,429	$2,545,000
4.00% due 09/01/2040	1,140,232	1,235,874
4.00% due 11/01/2040	727,296	785,427
4.00% due 06/01/2041	530,908	574,647
4.00% due 10/01/2041	521,697	565,307
4.00% due 11/01/2041	255,153	276,380
4.00% due 01/01/2042	1,695,425	1,837,747
4.00% due 04/01/2042	257,267	276,238
4.00% due 10/01/2042	347,736	376,917
4.00% due 12/01/2042	211,242	228,767
4.00% due 01/01/2043	736,309	795,959
4.00% due 06/01/2043	332,445	359,416
4.00% due 07/01/2043	155,498	168,508
4.00% due 04/01/2044	176,420	191,003
4.00% due 06/01/2045	639,957	693,613
4.00% due 02/01/2046	13,531	14,559
4.00% due 08/01/2048	388,764	411,392
4.00% due 10/01/2049	785,989	841,148
4.50% due 05/01/2025	4,089	4,256
4.50% due 03/01/2034	40,187	44,061
4.50% due 05/01/2040	11,908	13,057
4.50% due 10/01/2040	16,079	17,630
4.50% due 02/01/2041	398,343	436,381
4.50% due 04/01/2041	774,344	849,276
4.50% due 07/01/2042	325,118	355,475
4.50% due 11/01/2042	730,962	800,822
4.50% due 01/01/2043	568,431	621,919
4.50% due 04/01/2044	44,721	48,984
4.50% due 06/01/2044	1,547,692	1,694,733
4.50% due 07/01/2049	954,666	1,036,812
4.50% due 09/01/2049	643,372	714,797
5.00% due 03/01/2034	9,487	10,426
5.00% due 04/01/2034	12,339	13,845
5.00% due 05/01/2035	7,037	7,884
5.00% due 07/01/2035	21,542	23,677
5.00% due 08/01/2035	15,549	17,345
5.00% due 09/01/2035	6,477	7,220
5.00% due 10/01/2035	21,872	24,552
5.00% due 10/01/2039	10,572	11,775
5.00% due 11/01/2039	24,346	27,290
5.00% due 12/01/2039	27,020	30,263
5.00% due 02/01/2040	23,327	26,125
5.00% due 06/01/2040	15,496	17,346
5.00% due 03/01/2042	2,774,531	3,113,883
5.50% due 11/01/2034	1,908	2,148
5.50% due 01/01/2036	70,709	79,974
5.50% due 11/01/2036	23,468	26,548
5.50% due 06/01/2037	82,841	94,073
5.50% due 08/01/2037	63,981	72,315
5.50% due 01/01/2038	12,932	14,688
5.50% due 12/01/2038	1,583,230	1,783,777
5.50% due 05/01/2058	1,277,899	1,484,347
5.57% due 03/01/2038	1,016,685	1,145,368
6.00% due 02/01/2033	22,726	24,925
6.00% due 10/01/2035	8,923	10,211
6.00% due 01/01/2036	9,588	11,008
6.00% due 02/01/2037	6,360	7,311
6.00% due 03/01/2037	3,826	4,404
6.00% due 04/01/2037	5,971	6,768
6.00% due 06/01/2037	85,094	97,842
6.00% due 06/01/2038	30,930	35,407
6.00% due 10/01/2038	3,923	4,478

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027	$1,519,951	$1,580,234
Federal National Mtg. Assoc. REMIC
Series 2020-M50, Class A1 0.67% due 10/25/2030(3)	850,634	817,003
Series 2021-M3, Class 1A1 1.00% due 11/25/2033(3)	879,482	854,054
Series 2020-M50, Class A2 1.20% due 10/25/2030(3)	390,000	373,138
Series 2020-M38, Class 2A1 1.59% due 11/25/2028(3)	476,321	464,948
Series 2013-53, Class CB 2.00% due 10/25/2040(2)	28,532	28,581
Series 2016-19, Class AD 2.00% due 04/25/2046(2)	154,124	153,927
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	2,288,028	2,334,595
Series 2015-M3, Class A2 2.72% due 10/25/2024(3)	12,894,294	13,143,441
Series 2013-1, Class YI 3.00% due 02/25/2033(2)(9)	180,857	17,860
Series 2013-64, Class KI 3.00% due 02/25/2033(2)(9)	44,275	4,158
Series 2010-43, Class AH 3.25% due 05/25/2040(2)	77,150	80,600
Series 2014-10, Class KM 3.50% due 09/25/2043(2)	165,853	171,640
Series 2014-35, Class CA 3.50% due 06/25/2044(2)	137,364	143,489
Series 2011-104, Class NY 4.00% due 03/25/2039(2)	584,677	599,226
Series 2010-113, Class GB 4.00% due 10/25/2040(2)	104,447	111,232
Series 2016-40, Class IQ 4.00% due 07/25/2046(2)(9)	223,410	40,661
Series 2010-47, Class MB 5.00% due 09/25/2039(2)	940,635	1,042,864
Series 2005-93, Class PZ 5.50% due 10/25/2035(2)	1,720,232	1,933,235
Series 2002-56, Class ZQ 6.00% due 09/25/2032(2)	238,565	271,410
Series 2005-109, Class GE 6.00% due 12/25/2035(2)	1,397,000	1,505,440
Series 2009-39, Class Z 6.00% due 06/25/2039(2)	2,022,875	2,108,928
Federal National Mtg. Assoc. REMIC FRS Series 2015-M17, Class FA 1.03% (1 ML+0.93%) due 11/25/2022(3)	122,330	122,346
Federal National Mtg. Assoc. REMIC VRS
Series 2020-M50, Class X1 1.91% due 10/25/2030(3)(4)(9)	6,265,352	626,387
Series 2021-M3, Class X1 1.98% due 11/25/2033(3)(4)(9)	5,210,052	657,232
Series 2020-M38, Class X2 1.99% due 11/25/2028(3)(4)(9)	2,196,290	242,567
Series 2017-M3, Class A2 2.47% due 12/25/2026(3)(4)	323,699	332,422
Series 2017-M4, Class A2 2.57% due 12/25/2026(3)(4)	1,957,229	2,020,157

291

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2015-M8, Class A2 2.90% due 01/25/2025(3)(4)	$1,985,463	$2,041,472
Series 2015-M2, Class A3 3.01% due 12/25/2024(3)(4)	666,219	687,238
Series 2018-M4, Class A2 3.06% due 03/25/2028(3)(4)	783,246	831,577
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,170,156	1,233,605
Series 2017-M12, Class A2 3.07% due 06/25/2027(3)(4)	1,022,796	1,084,481
Series 2018-M3, Class A2 3.09% due 02/25/2030(3)(4)	606,000	647,306
Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	1,529,537	1,612,544
Series 2017-M5, Class A2 3.12% due 04/25/2029(3)(4)	997,188	1,066,364
Series 2018-M10, Class A2 3.36% due 07/25/2028(3)(4)	1,514,000	1,627,755
Federal National Mtg. Assoc. REMIC Series 2008-11, Class DO zero coupon due 03/25/2038(2)	627,552	564,765
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	387,686	403,150
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	1,078,354	1,117,062

		156,727,009

Government National Mtg. Assoc. — 4.8%
2.00% due 01/20/2052	2,325,000	2,301,177
2.50% due 08/20/2051	13,764,034	13,874,677
2.50% due 09/20/2051	1,861,701	1,876,666
2.50% due 10/20/2051	1,466,426	1,478,214
2.50% due 11/20/2051	2,679,714	2,701,255
3.00% due 11/20/2044	202,459	210,261
3.00% due 04/20/2045	225,120	232,719
3.00% due 04/20/2046	57,663	59,579
3.00% due 08/20/2046	108,048	111,691
3.00% due 09/20/2046	278,627	288,030
3.00% due 09/20/2047	445,860	460,629
3.00% due 11/20/2047	1,254,991	1,297,289
3.00% due 01/20/2048	2,129,512	2,197,822
3.00% due 08/20/2051	739,457	758,324
3.00% due 11/20/2051	222,769	228,428
3.00% due 02/20/2052	325,000	333,609
3.00% due February 30 TBA	1,350,000	1,382,606
3.50% due 10/20/2033	708,850	744,531
3.50% due 11/15/2040	30,830	32,431
3.50% due 12/15/2041	93,563	102,460
3.50% due 02/15/2042	89,523	94,902
3.50% due 04/15/2042	13,120	13,898
3.50% due 05/20/2046	315,088	330,456
3.50% due 11/20/2047	2,980,677	3,118,212
3.50% due 08/20/2050	1,780,044	1,921,806
3.50% due 01/20/2051	2,040,692	2,212,085
3.50% due February 30 TBA	4,112,500	4,258,526
4.00% due 12/20/2042	807,714	883,682
4.00% due 09/20/2044	372,732	405,284
4.00% due 03/20/2048	42,332	44,815
4.00% due 05/20/2048	106,195	112,143
4.00% due 07/20/2049	170,166	178,021
4.00% due February 30 TBA	2,334,842	2,441,278
4.25% due 01/20/2045	1,116,753	1,227,732

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
4.25% due 02/20/2045	$1,138,629	$1,251,531
4.25% due 04/20/2045	860,286	945,570
4.25% due 06/20/2045	841,859	925,409
4.50% due 04/15/2039	55,740	64,171
4.50% due 05/15/2039	19,461	22,063
4.50% due 09/15/2039	29,011	33,176
4.50% due 01/15/2040	89,210	99,356
4.50% due 02/15/2040	104,388	116,342
4.50% due 03/15/2040	31,223	34,851
4.50% due 04/15/2040	51,341	57,481
4.50% due 06/15/2040	63,712	71,588
4.50% due 07/15/2040	26,677	29,997
4.50% due 01/20/2041	46,384	51,334
4.50% due 06/20/2041	44,451	48,978
4.50% due 09/20/2041	745,039	822,290
4.50% due 07/20/2045	502,064	537,005
4.50% due 05/20/2048	510,556	539,527
4.50% due 04/20/2049	53,272	56,089
4.50% due 07/20/2049	217,544	229,293
4.50% due 09/20/2049	2,564,402	2,807,804
4.50% due 11/20/2049	1,481,025	1,600,327
5.50% due 12/15/2036	28,301	31,506
5.50% due 04/15/2038	7,918	9,117
5.50% due 01/20/2042	27,750	31,831
6.00% due 12/15/2032	9,079	9,957
Government National Mtg. Assoc. FRS 1.94% (1 Yr USTYCR+1.79%) due 09/20/2071	1,937,374	2,090,324
1.98% (1 Yr USTYCR+1.84%) due 08/20/2071	1,981,357	2,141,346
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(2)	100,809	93,318
Series 2011-123, Class MA 4.00% due 07/20/2041(2)	120,101	128,240
Series 2012-12, Class KN 4.50% due 09/20/2041(2)	83,170	88,893
Series 2005-55, Class Z 4.75% due 07/20/2035(2)	1,804,588	1,927,127
Series 2009-92, Class ZC 5.00% due 10/20/2039(2)	756,349	831,524
Series 2010-105, Class B 5.00% due 08/20/2040(2)	727,362	805,855
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 0.54% (1 ML+0.44%) due 06/20/2065(2)	643,158	643,979
Series 2015-H16, Class FG 0.54% (1 ML+0.44%) due 07/20/2065(2)	1,003,558	1,004,956
Series 2015-H16, Class FL 0.54% (1 ML+0.44%) due 07/20/2065(2)	2,230,189	2,233,238
Series 2015-H07, Class ES 0.55% (1 ML+0.47%) due 02/20/2065(2)	1,328,944	1,330,945
Series 2011-H06, Class FA 0.55% (1 ML+0.45%) due 02/20/2061(2)	794,936	795,697

292

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2015-H05, Class FC 0.58% (1 ML+0.48%) due 02/20/2065(2)	$2,776,883	$2,783,903
Series 2015-H06, Class FA 0.58% (1 ML+0.48%) due 02/20/2065(2)	1,857,286	1,861,048
Series 2015-H08, Class FC 0.58% (1 ML+0.48%) due 03/20/2065(2)	4,859,493	4,870,595
Series 2015-H10, Class FC 0.58% (1 ML+0.48%) due 04/20/2065(2)	2,933,437	2,940,978
Series 2015-H12, Class FA 0.58% (1 ML+0.48%) due 05/20/2065(2)	1,748,539	1,752,508
Series 2013-H18, Class EA 0.60% (1 ML+0.50%) due 07/20/2063(2)	1,059,684	1,060,833
Series 2015-H23, Class FB 0.62% (1 ML+0.52%) due 09/20/2065(2)	879,670	882,930
Series 2015-H26, Class FG 0.62% (1 ML+0.52%) due 10/20/2065(2)	620,296	622,694
Series 2012-H08, Class FB 0.70% (1 ML+0.60%) due 03/20/2062(2)	728,559	730,879
Series 2014-H09, Class TA 0.70% (1 ML+0.60%) due 04/20/2064(2)	680,993	682,895
Series 2015-H29, Class FL 0.70% (1 ML+0.60%) due 11/20/2065(2)	2,103,237	2,116,441
Series 2015-H30, Class FE 0.70% (1 ML+0.60%) due 11/20/2065(2)	2,445,506	2,461,183
Series 2015-H32, Class FH 0.76% (1 ML+0.66%) due 12/20/2065(2)	726,947	732,650
Series 2016-H26, Class FC 1.10% (1 ML+1.00%) due 12/20/2066(2)	425,410	433,050
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.42% due 06/16/2047(3)(4)	679,469	686,187
Series 2015-137, Class W 5.53% due 10/20/2040(2)(4)	1,318,334	1,479,769
Series 2015-137, Class WA 5.54% due 01/20/2038(2)(4)	27,443	31,277

		98,587,093

Resolution Funding Corp — 0.0%
zero coupon due 01/15/2030 STRIPS	1,000,000	854,733

Small Business Administration — 0.2%
Series 2013-20D, Class 1 2.08% due 04/01/2033	607,444	606,711
Series 2012-20H, Class 1 2.37% due 08/01/2032	311,798	312,251
Series 2013-20F, Class 1 2.45% due 06/01/2033	803,798	806,842

Security Description	Principal Amount	Value (Note 2)
Small Business Administration (continued)
Series 2013-20G, Class 1 3.15% due 07/01/2033	$943,554	$973,278
Series 2013-20H, Class 1 3.16% due 08/01/2033	1,143,236	1,177,598
Series 2013-20I, Class 1 3.62% due 09/01/2033	583,438	607,889

		4,484,569

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	405,000	551,256
4.63% due 09/15/2060	240,000	352,543

		903,799

Uniform Mtg. Backed Securities — 5.3%
2.00% due February 15 TBA	600,000	602,930
2.00% due March 15 TBA	9,150,000	9,175,834
2.00% due March 30 TBA	44,025,000	42,829,487
2.50% due February 15 TBA	1,575,000	1,609,945
2.50% due March 15 TBA	1,575,000	1,606,438
2.50% due March 30 TBA	43,065,000	42,904,892
3.00% due February 15 TBA	1,475,000	1,527,357
3.00% due March 30 TBA	3,275,000	3,339,133
3.50% due February 30 TBA	2,475,000	2,579,801
3.50% due March 30 TBA	2,450,000	2,546,852
4.00% due February 30 TBA	325,000	343,421

		109,066,090

Total U.S. Government Agencies (cost $451,153,707)		452,903,784

U.S. GOVERNMENT TREASURIES — 19.9%
United States Treasury Bonds — 10.2%
zero coupon due 02/15/2022 STRIPS	1,545,000	1,544,970
zero coupon due 05/15/2022 STRIPS	3,980,000	3,977,228
zero coupon due 08/15/2022 STRIPS	1,785,000	1,780,571
zero coupon due 11/15/2022 STRIPS	7,785,000	7,748,633
zero coupon due 02/15/2023 STRIPS	7,735,000	7,670,616
zero coupon due 05/15/2023 STRIPS	8,880,000	8,778,008
zero coupon due 08/15/2023 STRIPS	3,185,000	3,135,941
zero coupon due 05/15/2024 STRIPS	90,000	87,485
zero coupon due 11/15/2024 STRIPS	710,000	684,603
zero coupon due 02/15/2025 STRIPS	800,000	767,415
zero coupon due 08/15/2026 STRIPS	90,000	83,605
zero coupon due 08/15/2027 STRIPS	1,170,000	1,063,956
zero coupon due 11/15/2027 STRIPS	1,620,000	1,466,220
zero coupon due 02/15/2028 STRIPS	1,800,000	1,618,860
zero coupon due 08/15/2028 STRIPS	1,440,000	1,281,279
zero coupon due 11/15/2028 STRIPS	1,260,000	1,115,228

293

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
zero coupon due 11/15/2029 STRIPS	$710,000	$615,373
zero coupon due 11/15/2030 STRIPS	1,270,000	1,075,742
zero coupon due 02/15/2032 STRIPS	5,850,000	4,819,135
zero coupon due 05/15/2033 STRIPS	10,400,000	8,306,858
zero coupon due 08/15/2033 STRIPS	630,000	499,681
zero coupon due 02/15/2034 STRIPS	1,765,000	1,381,482
zero coupon due 08/15/2034 STRIPS	540,000	417,229
zero coupon due 11/15/2034 STRIPS	630,000	483,596
zero coupon due 02/15/2035 STRIPS	540,000	412,433
zero coupon due 05/15/2035 STRIPS	990,000	749,987
zero coupon due 08/15/2035 STRIPS	10,000,000	7,529,712
1.13% due 05/15/2040	515,000	435,215
1.25% due 05/15/2050	4,241,000	3,457,243
1.38% due 11/15/2040	20,380,000	17,898,576
1.38% due 08/15/2050	340,000	285,998
1.63% due 11/15/2050	10,825,000	9,682,032
1.75% due 08/15/2041	6,290,000	5,867,391
1.75% due 01/15/2028 TIPS(10)	1,552,040	1,816,877
1.88% due 02/15/2041	2,990,000	2,854,632
1.88% due 02/15/2051	10,432,800	9,903,825
1.88% due 11/15/2051	6,730,000	6,397,706
2.00% due 11/15/2041	410,000	399,173
2.00% due 02/15/2050	4,350,000	4,249,066
2.25% due 05/15/2041	2,500,000	2,532,031
2.25% due 08/15/2046	3,052,000	3,097,780
2.25% due 08/15/2049	4,800,000	4,936,500
2.38% due 11/15/2049	17,500,000	18,493,262
2.50% due 01/15/2029 TIPS(10)	4,931,626	6,149,057
2.50% due 02/15/2045	3,900,000	4,120,898
2.88% due 05/15/2043	4,565,000	5,109,234
2.88% due 08/15/2045	150,000	169,412
2.88% due 05/15/2049	59,000	68,348
3.00% due 11/15/2044	317,000	363,559
3.00% due 02/15/2047	65,000	75,629
3.00% due 02/15/2048	330,000	387,299
3.13% due 02/15/2043	3,050,000	3,542,170
3.63% due 08/15/2043	2,975,000	3,719,099
3.63% due 02/15/2044	1,250,000	1,568,115
3.75% due 11/15/2043	9,944,000	12,671,997
3.88% due 08/15/2040	7,140,000	9,087,602
4.25% due 11/15/2040	543,000	724,332
4.38% due 02/15/2038	360,000	480,375
5.25% due 11/15/2028	90,000	110,345

		209,750,624

United States Treasury Notes — 9.7%
0.13% due 12/31/2022	70,900,000	70,487,340
0.25% due 09/30/2023(11)	31,500,000	31,082,871
0.38% due 01/31/2026	2,340,000	2,233,695
0.38% due 09/30/2027	820,000	762,600
0.50% due 02/28/2026	8,315,000	7,968,433

Security Description	Principal Amount	Value (Note 2)
United States Treasury Notes (continued)
0.63% due 08/15/2030	$620,000	$564,515
0.75% due 04/30/2026	420,000	405,809
0.88% due 06/30/2026	14,106,000	13,679,514
0.88% due 09/30/2026	399,000	385,939
1.13% due 02/28/2025	10,000,000	9,919,141
1.25% due 03/31/2028	4,790,000	4,658,275
1.25% due 06/30/2028	5,306,000	5,149,722
1.38% due 08/31/2023	3,500,000	3,518,320
1.38% due 11/15/2031	1,845,000	1,778,119
1.50% due 02/28/2023	2,000,000	2,014,219
1.63% due 02/15/2026	11,400	11,436
1.63% due 08/15/2029	400,000	396,969
1.63% due 05/15/2031	770,000	760,616
1.75% due 02/28/2022	5,700,000	5,707,170
1.75% due 07/15/2022	3,450,000	3,470,484
1.75% due 09/30/2022	1,500,000	1,511,836
1.75% due 01/31/2023	4,000,000	4,037,500
1.75% due 05/15/2023	2,808,000	2,837,616
1.75% due 12/31/2024	12,848,800	12,989,836
1.75% due 12/31/2026	1,482,300	1,493,070
2.13% due 06/30/2022	1,000,000	1,007,031
2.13% due 02/29/2024	263,000	268,085
2.13% due 05/15/2025	155,000	158,445
2.25% due 10/31/2024	1,000,000	1,024,648
2.25% due 11/15/2024	58,000	59,443
2.25% due 11/15/2025	430,000	441,556
2.25% due 02/15/2027	3,739,000	3,853,215
2.50% due 08/15/2023	2,000,000	2,045,078
2.50% due 02/28/2026	340,000	352,710
2.75% due 05/31/2023	377,000	386,057
2.75% due 11/15/2023	600,000	617,437
2.88% due 05/31/2025	3,041,000	3,181,646
2.88% due 05/15/2028	245,000	261,882

		201,482,278

Total U.S. Government Treasuries (cost $410,860,199)		411,232,902

MUNICIPAL BONDS & NOTES — 1.2%
Escambia County Health Facilities Authority Revenue Bonds 3.61% due 08/15/2040	655,000	673,813
Florida State Board of Administration Finance Corp Revenue Bonds Series A 2.15% due 07/01/2030	3,724,000	3,628,007
New Jersey Economic Development Authority zero coupon due 02/15/2023 Revenue Bonds Series B 7.43% due 02/15/23029	5,231,000	5,178,585
New Jersey Economic Development Authority Revenue Bonds Series A 3.61% due 08/15/2040	3,828,000	4,719,390
Ohio State University Revenue Bonds Series A	244,000	305,113

294

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Oklahoma Development Finance Authority Revenue Bonds Series C 4.05% due 12/01/2056	$1,578,000	$1,735,270
Regents of the University of California Medical Center Revenue Bonds Series N 3.71% due 05/15/2120	740,000	773,424
School District of Philadelphia General Obligation Bonds 6.62% due 06/01/2030	1,250,000	1,556,970
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,190,249
State of California General Obligation Bonds 7.30% 10/01/2039	360,000	545,688
Village of Bridgeview, Illinois General Obligation Bonds 5.06% due 12/01/2025	335,000	341,326
Village of Bridgeview, Illinois General Obligation Bonds 5.14% due 12/01/2036	3,955,000	4,143,034

Total Municipal Bonds & Notes (cost $23,770,866)		24,790,869

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Dominican Republic Senior Notes 4.50% due 01/30/2030*	2,415,000	2,369,139
Israel Government USAID Series 1 Government Guar. Notes zero coupon due 11/01/2024	380,000	361,839
Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*	319,000	303,054
Republic of Chile Senior Notes 2.55% due 01/27/2032	256,000	246,656
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	205,510
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	71,201
United Mexican States Senior Notes 2.66% due 05/24/2031	541,000	508,762
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	577,785
United Mexican States Senior Notes 3.77% due 05/24/2061	398,000	341,142
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	215,252

Security Description	Principal Amount	Value (Note 2)
Sovereign (continued)
United Mexican States Senior Notes 4.40% due 02/12/2052	$400,000	$386,000
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	400,624
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	1,113,782

		7,100,746

Regional Authority — 0.0%
Province of Quebec, Canada Debentures 7.13% due 02/09/2024	540,000	600,747

Total Foreign Government Obligations (cost $7,935,487)		7,701,493

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.0%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. 6.12% due 03/08/2027(12).	3,380,000	3,536,325

Diversified Banking Institutions — 0.8%
Bank of America Corp. Series FF 5.88% due 03/15/2028(12)	2,572,000	2,719,890
Bank of America Corp. Series AA 6.10% due 03/17/2025(12)	3,305,000	3,562,493
Bank of America Corp. Series Z 6.50% due 10/23/2024(12)	2,114,000	2,275,087
HSBC Holdings PLC 4.00% due 03/09/2026(12)	1,271,000	1,243,991
HSBC Holdings PLC 4.70% due 03/09/2031(12)	3,212,000	3,099,580
UBS Group AG 4.38% due 02/10/2031(12)	3,708,000	3,489,970

		16,391,011

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026(12)	316,000	327,060

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 2 4.75% due 09/24/2080	405,000	415,632

Total Preferred Securities/Capital Securities (cost $20,378,798)		20,670,028

Total Long-Term Investment Securities (cost $2,018,727,628)		2,021,621,305

SHORT-TERM INVESTMENT SECURITIES — 2.4%
Registered Investment Companies — 2.4%
State Street Institutional Liquid Reserves Fund, Trust Class 0.00%(13) (cost $49,085,069)	49,078,069	49,082,976

295

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 6.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $135,413,000 and collateralized by $118,622,300 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2030 and having an approximate value of $138,121,376 (cost $135,413,000)	$135,413,000	$135,413,000

TOTAL INVESTMENTS (cost $2,203,225,697)(14)	106.7%	2,206,117,281
Liabilities in excess of other assets	(6.7)	(139,226,988)

NET ASSETS	100.0%	$2,066,890,293

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $525,525,495 representing 25.4% of net assets.
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Securities classified as Level 3 (see Note 2).
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of January 31, 2022.
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist.
As of January 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value per Par	% of Net Assets
Foreign Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00% due 04/30/2029	12/02/2004	$566,553	$80,156	$141,638	$25.00	0.01%

(9)	Interest Only
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	Perpetual maturity—maturity date reflects the next call date.
(13)	The rate shown is the 7-day yield as of January 31, 2022.
(14)	See Note 3 for cost of investments on a tax basis.

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principals Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

296

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Index Legend

1 ML — 1 Month USD LIBOR

2 ML — 2 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

1 Yr USTYCR — 1 Year US Treasury

SOFR30A — Secured Overnight Financing Rate 30 day average

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

70	Short	U.S. Treasury 10 Year Notes	March 2022	$9,031,388	$8,957,813	$73,575

352	Short	U.S. Treasury 10 Year Ultra Notes	March 2022	50,578,830	50,275,500	303,330

						$376,905

						Unrealized (Depreciation)

462	Long	U.S. Treasury 2 Year Notes	March 2022	$100,642,230	$100,095,188	$(547,042)

456	Long	U.S. Ultra Bonds	March 2022	87,762,863	86,155,500	(1,607,363)

						(2,154,405)

		Net Unrealized Appreciation (Depreciation)				$(1,777,500)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$355,461,554	$6,142,317	$361,603,871
U.S. Corporate Bonds & Notes	—	539,857,087	—	539,857,087
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	141,638	141,638
Other Industries	—	202,719,633	—	202,719,633
U.S. Government Agencies	—	452,903,784	—	452,903,784
U.S. Government Treasuries	—	411,232,902	—	411,232,902
Municipal Bonds & Notes	—	24,790,869	—	24,790,869
Foreign Government Obligations	—	7,701,493	—	7,701,493
Preferred Securities/Capital Securities	—	20,670,028	—	20,670,028
Short-Term Investment Securities	49,082,976	—	—	49,082,976
Repurchase Agreements	—	135,413,000	—	135,413,000

Total Investments at Value	$49,082,976	$2,150,750,350	$6,283,955	$2,206,117,281

Other Financial Instruments:+
Futures Contracts	$376,905	$—	$—	$376,905

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,154,405	$—	$—	$2,154,405

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Financial Statements

297

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Commercial Services-Finance	4.5%
Medical-Biomedical/Gene	4.3
Electronic Components-Semiconductors	3.9
Electronic Measurement Instruments	3.6
Semiconductor Equipment	3.5
Diagnostic Kits	2.9
Diversified Manufacturing Operations	2.8
E-Commerce/Services	2.8
Computer Aided Design	2.6
Banks-Commercial	2.5
Internet Security	2.4
Enterprise Software/Service	2.2
Computer Data Security	2.2
Electric Products-Misc.	1.9
Investment Management/Advisor Services	1.8
Entertainment Software	1.6
Retail-Apparel/Shoe	1.6
Drug Delivery Systems	1.6
Distribution/Wholesale	1.6
Medical-HMO	1.6
Energy-Alternate Sources	1.5
Oil Companies-Exploration & Production	1.4
Transport-Truck	1.4
Commercial Services	1.4
Internet Content-Entertainment	1.4
Computer Software	1.3
Office Automation & Equipment	1.3
Medical Products	1.3
Instruments-Controls	1.3
Hotels/Motels	1.3
Brewery	1.2
Power Converter/Supply Equipment	1.2
Retail-Gardening Products	1.2
Advertising Services	1.2
Machinery-Pumps	1.2
Applications Software	1.2
Building & Construction Products-Misc.	1.2
Airlines	1.2
Computer Services	1.1
Consumer Products-Misc.	1.0
Medical-Outpatient/Home Medical	1.0
Retail-Auto Parts	1.0
Medical-Wholesale Drug Distribution	1.0
Decision Support Software	0.9
Medical Labs & Testing Services	0.9
Cruise Lines	0.9
Patient Monitoring Equipment	0.9
Therapeutics	0.9
Networking Products	0.9
Retail-Restaurants	0.9
Internet Application Software	0.9
Schools	0.9
Finance-Credit Card	0.8
Retail-Perfume & Cosmetics	0.8
Insurance-Property/Casualty	0.8
Private Equity	0.8
Food-Catering	0.7
Medical-Drugs	0.7
Respiratory Products	0.7
Electronic Components-Misc.	0.7
Medical-Hospitals	0.6

Metal-Copper	0.6%
E-Commerce/Products	0.6
Retail-Automobile	0.5
Steel Pipe & Tube	0.5
Finance-Investment Banker/Broker	0.5
Retail-Vision Service Center	0.5
Aerospace/Defense-Equipment	0.4
Internet Gambling	0.4
Repurchase Agreements	0.4
Machinery-Farming	0.1

99.4%

*	Calculated as a percentage of net assets

298

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.0%
Advertising Services — 1.2%
Trade Desk, Inc., Class A†	118,610	$8,248,139

Aerospace/Defense-Equipment — 0.4%
HEICO Corp., Class A	28,032	3,075,110

Airlines — 1.2%
Delta Air Lines, Inc.†	156,460	6,209,897
Frontier Group Holdings, Inc.†	131,423	1,719,013

		7,928,910

Applications Software — 1.2%
Confluent, Inc., Class A†	58,589	3,831,135
Five9, Inc.†	34,311	4,312,892

		8,144,027

Banks-Commercial — 2.5%
First Republic Bank	26,178	4,544,239
Signature Bank	21,480	6,543,453
SVB Financial Group†	10,736	6,268,750

		17,356,442

Brewery — 1.2%
Constellation Brands, Inc., Class A	36,214	8,609,878

Building & Construction Products-Misc. — 1.2%
Fortune Brands Home & Security, Inc.	59,475	5,600,761
Trex Co., Inc.†	26,268	2,402,734

		8,003,495

Commercial Services — 1.4%
Quanta Services, Inc.	81,245	8,345,486
Remitly Global, Inc.†	97,409	1,185,468

		9,530,954

Commercial Services-Finance — 4.5%
Affirm Holdings, Inc.†	27,385	1,754,557
Equifax, Inc.	36,569	8,767,783
Global Payments, Inc.	41,478	6,216,723
IHS Markit, Ltd.	59,529	6,952,392
MarketAxess Holdings, Inc.	10,576	3,643,220
Morningstar, Inc.	13,373	3,843,534

		31,178,209

Computer Aided Design — 2.6%
Cadence Design Systems, Inc.†	55,731	8,478,914
Synopsys, Inc.†	31,062	9,644,751

		18,123,665

Computer Data Security — 2.2%
Crowdstrike Holdings, Inc., Class A†	43,352	7,831,105
Zscaler, Inc.†	27,409	7,047,128

		14,878,233

Computer Services — 1.1%
Globant SA†	28,638	7,307,845

Computer Software — 1.3%
HashiCorp, Inc., Class A†	10,024	665,493
MongoDB, Inc.†	21,031	8,519,869

		9,185,362

Consumer Products-Misc. — 1.0%
Helen of Troy, Ltd.†	34,559	7,234,235

Cruise Lines — 0.9%
Royal Caribbean Cruises, Ltd.†	80,575	6,269,541

Security Description	Shares	Value (Note 2)
Decision Support Software — 0.9%
MSCI, Inc.	11,955	$6,409,315

Diagnostic Kits — 2.9%
Exact Sciences Corp.†	85,588	6,535,500
Hologic, Inc.†	72,365	5,082,918
IDEXX Laboratories, Inc.†	6,796	3,447,611
Natera, Inc.†	65,427	4,622,417

		19,688,446

Distribution/Wholesale — 1.6%
Copart, Inc.†	85,976	11,112,398

Diversified Manufacturing Operations — 2.8%
ITT, Inc.	65,571	6,027,286
Trane Technologies PLC	77,870	13,479,297

		19,506,583

Drug Delivery Systems — 1.6%
DexCom, Inc.†	25,899	11,149,001

E-Commerce/Products — 0.6%
Chewy, Inc., Class A†	49,208	2,342,793
Etsy, Inc.†	11,427	1,794,953

		4,137,746

E-Commerce/Services — 2.8%
Booking Holdings, Inc.†	1,190	2,922,795
Bumble, Inc., Class A†	112,485	3,319,432
Lyft, Inc., Class A†	149,377	5,754,002
Match Group, Inc.†	66,576	7,503,115

		19,499,344

Electric Products-Misc. — 1.9%
AMETEK, Inc.	53,746	7,350,841
Littelfuse, Inc.	20,024	5,405,879

		12,756,720

Electronic Components-Misc. — 0.7%
Garmin, Ltd.	36,642	4,558,998

Electronic Components-Semiconductors — 3.9%
Advanced Micro Devices, Inc.†	60,312	6,890,646
Marvell Technology, Inc.	93,431	6,670,973
Microchip Technology, Inc.	67,185	5,205,494
Wolfspeed, Inc.†	41,309	3,892,960
Xilinx, Inc.	21,830	4,225,197

		26,885,270

Electronic Measurement Instruments — 3.6%
Agilent Technologies, Inc.	84,767	11,809,738
Keysight Technologies, Inc.†	50,414	8,510,892
Trimble, Inc.†	57,404	4,142,273

		24,462,903

Energy-Alternate Sources — 1.5%
SolarEdge Technologies, Inc.†	42,285	10,073,133

Enterprise Software/Service — 2.2%
Bill.com Holdings, Inc.†	20,904	3,934,342
Gitlab, Inc., Class A†	12,866	823,553
HubSpot, Inc.†	19,157	9,363,942
UiPath, Inc., Class A†	28,299	1,033,762

		15,155,599

Entertainment Software — 1.6%
ROBLOX Corp., Class A†	43,071	2,836,656
Take-Two Interactive Software, Inc.†	33,202	5,423,215

299

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Entertainment Software (continued)
Unity Software, Inc.†	28,552	$3,002,243

		11,262,114

Finance-Credit Card — 0.8%
Discover Financial Services	49,351	5,712,378

Finance-Investment Banker/Broker — 0.5%
Evercore, Inc., Class A	25,705	3,208,498

Food-Catering — 0.7%
Aramark	142,679	4,892,463

Hotels/Motels — 1.3%
Hilton Worldwide Holdings, Inc.†	60,661	8,802,518

Instruments-Controls — 1.3%
Mettler-Toledo International, Inc.†	6,032	8,883,206

Insurance-Property/Casualty — 0.8%
Progressive Corp.	51,150	5,557,959

Internet Application Software — 0.9%
Okta, Inc.†	29,777	5,892,571

Internet Content-Entertainment — 1.4%
Roku, Inc.†	42,710	7,006,575
Spotify Technology SA†	12,780	2,508,203

		9,514,778

Internet Gambling — 0.4%
DraftKings, Inc., Class A†	138,089	3,050,386

Internet Security — 2.4%
Palo Alto Networks, Inc.†	31,671	16,386,575

Investment Management/Advisor Services — 1.8%
Affiliated Managers Group, Inc.	30,628	4,478,120
LPL Financial Holdings, Inc.	46,562	8,023,564

		12,501,684

Machinery-Farming — 0.1%
Toro Co.	5,816	561,709

Machinery-Pumps — 1.2%
Ingersoll Rand, Inc.	145,236	8,163,716

Medical Labs & Testing Services — 0.9%
Catalent, Inc.†	61,345	6,375,586

Medical Products — 1.3%
Align Technology, Inc.†	4,814	2,382,738
Cooper Cos., Inc.	16,364	6,517,781

		8,900,519

Medical-Biomedical/Gene — 4.3%
Alnylam Pharmaceuticals, Inc.†	50,793	6,989,117
Exelixis, Inc.†	199,829	3,616,905
Horizon Therapeutics PLC†	95,770	8,938,214
Maravai LifeSciences Holdings, Inc., Class A†	113,227	3,274,525
Royalty Pharma PLC, Class A	102,454	4,099,185
Seagen, Inc.†	17,495	2,353,252

		29,271,198

Medical-Drugs — 0.7%
Jazz Pharmaceuticals PLC†	34,553	4,799,757

Medical-HMO — 1.6%
Centene Corp.†	138,114	10,739,745

Security Description	Shares	Value (Note 2)
Medical-Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	80,000	$4,212,000

Medical-Outpatient/Home Medical — 1.0%
Amedisys, Inc.†	32,511	4,392,236
Teladoc Health, Inc.†	36,439	2,795,236

		7,187,472

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	25,752	6,611,053

Metal-Copper — 0.6%
Freeport-McMoRan, Inc.	111,805	4,161,382

Networking Products — 0.9%
Arista Networks, Inc.†	48,432	6,020,582

Office Automation & Equipment — 1.3%
Zebra Technologies Corp., Class A†	17,789	9,056,736

Oil Companies-Exploration & Production — 1.4%
EOG Resources, Inc.	89,470	9,974,116

Patient Monitoring Equipment — 0.9%
Insulet Corp.†	25,173	6,242,904

Power Converter/Supply Equipment — 1.2%
Generac Holdings, Inc.†	30,088	8,496,249

Private Equity — 0.8%
Ares Management Corp., Class A	67,945	5,416,575

Respiratory Products — 0.7%
ResMed, Inc.	20,379	4,658,639

Retail-Apparel/Shoe — 1.6%
Burlington Stores, Inc.†	30,883	7,317,109
Lululemon Athletica, Inc.†	11,722	3,912,335

		11,229,444

Retail-Auto Parts — 1.0%
O’Reilly Automotive, Inc.†	10,411	6,785,369

Retail-Automobile — 0.5%
CarMax, Inc.†	32,987	3,667,165

Retail-Gardening Products — 1.2%
Tractor Supply Co.	38,704	8,449,470

Retail-Perfume & Cosmetics — 0.8%
Ulta Beauty, Inc.†	15,609	5,677,618

Retail-Restaurants — 0.9%
Chipotle Mexican Grill, Inc.†	3,983	5,917,065

Retail-Vision Service Center — 0.5%
National Vision Holdings, Inc.†	78,298	3,200,822

Schools — 0.9%
Bright Horizons Family Solutions, Inc.†	45,690	5,867,053

Semiconductor Equipment — 3.5%
Entegris, Inc.	81,602	9,779,184
Lam Research Corp.	9,693	5,718,095
Teradyne, Inc.	71,866	8,439,224

		23,936,503

Steel Pipe & Tube — 0.5%
Advanced Drainage Systems, Inc.	29,181	3,300,079

Therapeutics — 0.9%
Agios Pharmaceuticals, Inc.†	93,338	2,883,211
Neurocrine Biosciences, Inc.†	41,632	3,289,760

		6,172,971

300

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Transport-Truck — 1.4%
Old Dominion Freight Line, Inc.	32,350	$9,767,435

Total Long-Term Investment Securities (cost $637,915,443)		680,955,563

REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $2,829,000 and collateralized by $2,478,300 of United States Treasury Inflation Index Notes, bearing interest at 0.13% due 01/15/2030 and having an approximate value of $2,885,682 (cost $2,829,000)	$2,829,000	2,829,000

TOTAL INVESTMENTS (cost $640,744,443)(1)	99.4%	683,784,563
Other assets less liabilities	0.6	3,821,514

NET ASSETS	100.0%	$687,606,077

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$680,955,563	$—	$—	$680,955,563
Repurchase Agreements	—	2,829,000	—	2,829,000

Total Investments at Value	$680,955,563	$2,829,000	$—	$683,784,563

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

301

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Computers	13.8%
Applications Software	13.1
Web Portals/ISP	7.9
E-Commerce/Products	6.8
Electronic Components-Semiconductors	5.3
Internet Content-Entertainment	4.7
Auto-Cars/Light Trucks	3.8
Medical-Drugs	2.7
Diversified Banking Institutions	2.7
Exchange-Traded Funds	2.4
Retail-Building Products	2.3
Finance-Credit Card	2.2
Real Estate Investment Trusts	2.0
Diagnostic Equipment	2.0
Commercial Services-Finance	1.6
Enterprise Software/Service	1.5
Semiconductor Equipment	1.4
Electronic Forms	1.3
Medical-Biomedical/Gene	1.3
Medical Products	1.2
Semiconductor Components-Integrated Circuits	1.2
Retail-Restaurants	1.0
Medical-HMO	0.9
Retail-Discount	0.9
Computer Services	0.8
Oil Companies-Exploration & Production	0.8
Networking Products	0.7
Medical Instruments	0.6
Computer Aided Design	0.6
Investment Management/Advisor Services	0.6
Beverages-Non-alcoholic	0.6
Insurance Brokers	0.5
Athletic Footwear	0.5
Banks-Commercial	0.5
Retail-Auto Parts	0.5
Finance-Investment Banker/Broker	0.5
Industrial Gases	0.4
Medical Labs & Testing Services	0.4
Transport-Services	0.4
Transport-Rail	0.3
Finance-Other Services	0.3
Distribution/Wholesale	0.3
Electronic Measurement Instruments	0.3
Machinery-Farming	0.2
Decision Support Software	0.2
Diagnostic Kits	0.2
Cosmetics & Toiletries	0.2
Drug Delivery Systems	0.2
Non-Hazardous Waste Disposal	0.2
Computer Data Security	0.2
Consulting Services	0.2
Transport-Truck	0.2
Coatings/Paint	0.2
Medical-Hospitals	0.2
Diversified Manufacturing Operations	0.2
Building Products-Air & Heating	0.2
Computers-Memory Devices	0.2
Energy-Alternate Sources	0.1
Data Processing/Management	0.1
Building Products-Cement	0.1
Electronic Connectors	0.1

Retail-Gardening Products	0.1%
Metal-Copper	0.1
Building-Residential/Commercial	0.1
Commercial Services	0.1
Wireless Equipment	0.1
Instruments-Controls	0.1
Machinery-General Industrial	0.1
Office Automation & Equipment	0.1
Respiratory Products	0.1
Machinery-Pumps	0.1
U.S. Government Treasuries	0.1
Power Converter/Supply Equipment	0.1
Chemicals-Specialty	0.1
Industrial Automated/Robotic	0.1
Aerospace/Defense-Equipment	0.1
Real Estate Management/Services	0.1
Hotels/Motels	0.1
Steel-Producers	0.1
Auto/Truck Parts & Equipment-Original	0.1
E-Services/Consulting	0.1
Aerospace/Defense	0.1
Rental Auto/Equipment	0.1
Finance-Consumer Loans	0.1
Food-Confectionery	0.1
Entertainment Software	0.1
Pipelines	0.1
Retail-Perfume & Cosmetics	0.1
Casino Services	0.1
Web Hosting/Design	0.1
Independent Power Producers	0.1
Electronic Components-Misc.	0.1
Retail-Misc./Diversified	0.1

100.0%

*	Calculated as a percentage of net assets

302

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.5%
Aerospace/Defense — 0.1%
TransDigm Group, Inc.†	383	$236,001

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc.	1,371	286,937

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	2,141	147,451

Apparel Manufacturers — 0.0%
Under Armour, Inc., Class A†	1,349	25,402
Under Armour, Inc., Class C†	1,539	24,608

		50,010

Applications Software — 13.1%
Intuit, Inc.	4,710	2,615,133
Microsoft Corp.	124,877	38,834,249
PTC, Inc.†	879	102,193
ServiceNow, Inc.†	3,310	1,938,932

		43,490,507

Athletic Footwear — 0.5%
NIKE, Inc., Class B	11,477	1,699,399

Auto-Cars/Light Trucks — 3.8%
Tesla, Inc.†	13,529	12,672,885

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	1,845	251,990

Banks-Commercial — 0.5%
First Republic Bank	2,982	517,645
Regions Financial Corp.	7,135	163,677
Signature Bank	1,008	307,067
SVB Financial Group†	976	569,887
Zions Bancorp NA	1,249	84,707

		1,642,983

Banks-Super Regional — 0.0%
Comerica, Inc.	982	91,110

Beverages-Non-alcoholic — 0.6%
Monster Beverage Corp.†	3,249	281,753
PepsiCo, Inc.	9,659	1,676,030

		1,957,783

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,016	95,677

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	7,191	522,570

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	602	234,250
Vulcan Materials Co.	1,060	201,729

		435,979

Building Products-Wood — 0.0%
Masco Corp.	1,948	123,367

Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,656	51,088

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	2,873	256,329
NVR, Inc.†	26	138,508

		394,837

Casino Services — 0.1%
Caesars Entertainment, Inc.†	2,276	173,295

Security Description	Shares	Value (Note 2)
Chemicals-Diversified — 0.0%
Celanese Corp.	779	$121,298

Chemicals-Specialty — 0.1%
Albemarle Corp.	1,323	292,039

Coatings/Paint — 0.2%
Sherwin-Williams Co.	2,126	609,120

Commercial Services — 0.1%
Cintas Corp.	672	263,108
Quanta Services, Inc.	1,280	131,482

		394,590

Commercial Services-Finance — 1.6%
Automatic Data Processing, Inc.	3,714	765,715
Equifax, Inc.	2,029	486,473
IHS Markit, Ltd.	3,184	371,859
MarketAxess Holdings, Inc.	304	104,722
Moody’s Corp.	1,776	609,168
PayPal Holdings, Inc.†	10,552	1,814,311
S&P Global, Inc.	2,445	1,015,213

		5,167,461

Computer Aided Design — 0.6%
ANSYS, Inc.†	899	305,669
Autodesk, Inc.†	2,340	584,509
Cadence Design Systems, Inc.†	4,610	701,365
Synopsys, Inc.†	1,700	527,850

		2,119,393

Computer Data Security — 0.2%
Fortinet, Inc.†	2,257	670,871

Computer Services — 0.8%
Accenture PLC, Class A	6,093	2,154,363
EPAM Systems, Inc.†	943	449,000

		2,603,363

Computer Software — 0.0%
Akamai Technologies, Inc.†	1,135	130,014

Computers — 13.8%
Apple, Inc.	259,237	45,309,443
HP, Inc.	9,585	352,057

		45,661,500

Computers-Memory Devices — 0.2%
NetApp, Inc.	2,641	228,473
Seagate Technology Holdings PLC	2,487	266,482

		494,955

Consulting Services — 0.2%
Gartner, Inc.†	1,368	402,041
Verisk Analytics, Inc.	1,367	268,110

		670,151

Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	1,355	92,032

Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	2,274	709,010

Data Processing/Management — 0.1%
Broadridge Financial Solutions, Inc.	853	135,815
Paychex, Inc.	2,829	333,143

		468,958

303

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Decision Support Software — 0.2%
MSCI, Inc.	1,371	$735,020

Diagnostic Equipment — 2.0%
Danaher Corp.	7,193	2,055,688
PerkinElmer, Inc.	2,099	361,385
Thermo Fisher Scientific, Inc.	6,554	3,809,840
Waters Corp.†	751	240,410

		6,467,323

Diagnostic Kits — 0.2%
Hologic, Inc.†	3,120	219,149
IDEXX Laboratories, Inc.†	973	493,603

		712,752

Distribution/Wholesale — 0.3%
Copart, Inc.†	2,414	312,010
Fastenal Co.	4,592	260,275
LKQ Corp.	1,918	105,279
Pool Corp.	666	317,182

		994,746

Diversified Banking Institutions — 2.7%
Bank of America Corp.	52,706	2,431,855
Goldman Sachs Group, Inc.	5,646	2,002,523
JPMorgan Chase & Co.	22,610	3,359,846
Morgan Stanley	11,699	1,199,616

		8,993,840

Diversified Manufacturing Operations — 0.2%
A.O. Smith Corp.	1,107	84,597
Illinois Tool Works, Inc.	1,947	455,442

		540,039

Drug Delivery Systems — 0.2%
DexCom, Inc.†	1,612	693,934

E-Commerce/Products — 6.8%
Amazon.com, Inc.†	7,254	21,700,123
eBay, Inc.	8,017	481,581
Etsy, Inc.†	2,109	331,282

		22,512,986

E-Services/Consulting — 0.1%
CDW Corp.	1,332	251,815

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	1,289	160,377

Electronic Components-Semiconductors — 5.3%
Advanced Micro Devices, Inc.†	20,086	2,294,826
Broadcom, Inc.	3,903	2,286,690
Microchip Technology, Inc.	4,430	343,236
Monolithic Power Systems, Inc.	721	290,513
NVIDIA Corp.	41,581	10,181,524
Qorvo, Inc.†	898	123,277
Skyworks Solutions, Inc.	1,291	189,157
Texas Instruments, Inc.	7,527	1,351,021
Xilinx, Inc.	3,051	590,521

		17,650,765

Electronic Connectors — 0.1%
Amphenol Corp., Class A	5,271	419,519

Electronic Forms — 1.3%
Adobe, Inc.†	7,913	4,227,916

Security Description	Shares	Value (Note 2)
Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	3,021	$420,886
Keysight Technologies, Inc.†	2,298	387,948
Trimble, Inc.†	2,338	168,710

		977,544

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,244	315,215
SolarEdge Technologies, Inc.†	656	156,272

		471,487

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	954	124,192

Enterprise Software/Service — 1.5%
Ceridian HCM Holding, Inc.†	929	70,437
Oracle Corp.	26,827	2,177,279
Paycom Software, Inc.†	600	201,180
salesforce.com, Inc.†	9,933	2,310,714
Tyler Technologies, Inc.†	423	200,417

		4,960,027

Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	1,189	194,211

Finance-Consumer Loans — 0.1%
Synchrony Financial	5,189	220,999

Finance-Credit Card — 2.2%
American Express Co.	4,591	825,554
Capital One Financial Corp.	3,398	498,588
Discover Financial Services	4,875	564,281
Mastercard, Inc., Class A	6,782	2,620,429
Visa, Inc., Class A	11,994	2,712,683

		7,221,535

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	17,004	1,491,251

Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	1,029	121,967
Intercontinental Exchange, Inc.	5,341	676,491
Nasdaq, Inc.	1,518	272,041

		1,070,499

Food-Confectionery — 0.1%
Hershey Co.	1,088	214,412

Home Decoration Products — 0.0%
Newell Brands, Inc.	3,337	77,452

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	1,901	275,854

Human Resources — 0.0%
Robert Half International, Inc.	1,259	142,594

Independent Power Producers — 0.1%
NRG Energy, Inc.	4,073	162,635

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,003	290,088

Industrial Gases — 0.4%
Linde PLC	4,348	1,385,621

Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	241	354,916

Insurance Brokers — 0.5%
Aon PLC, Class A	2,199	607,892
Arthur J. Gallagher & Co.	1,517	239,595

304

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance Brokers (continued)
Brown & Brown, Inc.	2,691	$178,359
Marsh & McLennan Cos., Inc.	5,123	787,098

		1,812,944

Insurance-Multi-line — 0.0%
Cincinnati Financial Corp.	1,171	137,979

Internet Content-Entertainment — 4.7%
Meta Platforms, Inc., Class A†	39,358	12,329,287
Netflix, Inc.†	7,367	3,146,741
Twitter, Inc.†	6,383	239,426

		15,715,454

Internet Infrastructure Software — 0.0%
F5, Inc.†	531	110,246

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	1,135	345,392
BlackRock, Inc.	1,236	1,017,154
Franklin Resources, Inc.	2,103	67,233
Raymond James Financial, Inc.	1,817	192,366
T. Rowe Price Group, Inc.	2,617	404,143

		2,026,288

Machinery-Farming — 0.2%
Deere & Co.	2,159	812,648

Machinery-General Industrial — 0.1%
IDEX Corp.	519	111,813
Otis Worldwide Corp.	2,826	241,425

		353,238

Machinery-Pumps — 0.1%
Dover Corp.	1,101	187,071
Xylem, Inc.	1,230	129,174

		316,245

Medical Instruments — 0.6%
Bio-Techne Corp.	654	246,172
Edwards Lifesciences Corp.†	6,542	714,386
Intuitive Surgical, Inc.†	4,097	1,164,286

		2,124,844

Medical Labs & Testing Services — 0.4%
Catalent, Inc.†	1,709	177,616
Charles River Laboratories International, Inc.†	839	276,669
IQVIA Holdings, Inc.†	2,319	567,923
Laboratory Corp. of America Holdings†	844	229,028
Quest Diagnostics, Inc.	938	126,649

		1,377,885

Medical Products — 1.2%
Abbott Laboratories	15,588	1,986,847
ABIOMED, Inc.†	416	123,082
Align Technology, Inc.†	1,220	603,851
STERIS PLC	698	156,631
Stryker Corp.	2,289	567,786
West Pharmaceutical Services, Inc.	1,233	484,840

		3,923,037

Medical-Biomedical/Gene — 1.3%
Amgen, Inc.	3,842	872,672
Bio-Rad Laboratories, Inc., Class A†	197	118,147
Illumina, Inc.†	1,273	444,048

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Incyte Corp.†	1,342	$99,751
Moderna, Inc.†	5,867	993,459
Regeneron Pharmaceuticals, Inc.†	1,758	1,069,901
Vertex Pharmaceuticals, Inc.†	2,537	616,618

		4,214,596

Medical-Drugs — 2.7%
AbbVie, Inc.	15,878	2,173,540
Eli Lilly & Co.	13,206	3,240,620
Pfizer, Inc.	50,412	2,656,208
Zoetis, Inc.	5,194	1,037,709

		9,108,077

Medical-HMO — 0.9%
UnitedHealth Group, Inc.	6,580	3,109,511

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	2,311	554,755

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	10,747	400,003

Multimedia — 0.0%
FactSet Research Systems, Inc.	363	153,146

Networking Products — 0.7%
Arista Networks, Inc.†	3,731	463,801
Cisco Systems, Inc.	31,568	1,757,390

		2,221,191

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	1,532	195,575
Waste Management, Inc.	3,265	491,187

		686,762

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	649	330,419

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	702	144,205

Oil Companies-Exploration & Production — 0.8%
APA Corp.	3,323	110,357
Devon Energy Corp.	10,472	529,569
Diamondback Energy, Inc.	2,832	357,285
EOG Resources, Inc.	4,477	499,096
Hess Corp.	3,255	300,404
Occidental Petroleum Corp.	6,050	227,904
Pioneer Natural Resources Co.	2,115	462,952

		2,487,567

Pipelines — 0.1%
ONEOK, Inc.	3,190	193,569

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	1,049	296,217

Real Estate Investment Trusts — 2.0%
American Tower Corp.	3,863	971,545
AvalonBay Communities, Inc.	976	238,368
Crown Castle International Corp.	3,234	590,237
Duke Realty Corp.	4,117	237,880
Equinix, Inc.	689	499,456
Essex Property Trust, Inc.	476	158,270
Extra Space Storage, Inc.	2,227	441,369
Federal Realty Investment Trust	490	62,470
Iron Mountain, Inc.	2,937	134,867
Mid-America Apartment Communities, Inc.	1,187	245,329

305

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Prologis, Inc.	7,501	$1,176,307
Public Storage	1,497	536,719
SBA Communications Corp.	1,013	329,671
Simon Property Group, Inc.	3,279	482,669
UDR, Inc.	2,658	151,081
Weyerhaeuser Co.	5,232	211,530

		6,467,768

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	2,783	282,029

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	723	231,447

Respiratory Products — 0.1%
ResMed, Inc.	1,405	321,183

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	503	116,449
AutoZone, Inc.†	349	693,236
O’Reilly Automotive, Inc.†	1,121	730,612

		1,540,297

Retail-Automobile — 0.0%
CarMax, Inc.†	1,429	158,862

Retail-Building Products — 2.3%
Home Depot, Inc.	13,341	4,895,880
Lowe’s Cos., Inc.	11,517	2,733,560

		7,629,440

Retail-Discount — 0.9%
Costco Wholesale Corp.	3,748	1,893,227
Target Corp.	4,464	984,000

		2,877,227

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,893	413,261

Retail-Misc./Diversified — 0.1%
Bath & Body Works, Inc.	2,859	160,304

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	506	184,052

Retail-Restaurants — 1.0%
Chipotle Mexican Grill, Inc.†	314	466,472
Domino’s Pizza, Inc.	405	184,133
McDonald’s Corp.	5,593	1,451,104
Starbucks Corp.	10,009	984,085
Yum! Brands, Inc.	2,291	286,764

		3,372,558

Semiconductor Components-Integrated Circuits — 1.2%
NXP Semiconductors NV	2,787	572,561
QUALCOMM, Inc.	18,629	3,274,233

		3,846,794

Semiconductor Equipment — 1.4%
Applied Materials, Inc.	15,018	2,075,187
KLA Corp.	2,522	981,739
Lam Research Corp.	2,342	1,381,592
Teradyne, Inc.	2,711	318,353

		4,756,871

Security Description	Shares/ Principal Amount	Value (Note 2)
Steel-Producers — 0.1%
Nucor Corp.	2,567	$260,294

Theaters — 0.0%
Live Nation Entertainment, Inc.†	966	105,787

Transport-Rail — 0.3%
Union Pacific Corp.	4,384	1,072,107

Transport-Services — 0.4%
Expeditors International of Washington, Inc.	2,818	322,605
United Parcel Service, Inc., Class B	5,215	1,054,525

		1,377,130

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	825	158,845
Old Dominion Freight Line, Inc.	1,549	467,690

		626,535

Water Treatment Systems — 0.0%
Pentair PLC	1,596	101,665

Web Hosting/Design — 0.1%
VeriSign, Inc.†	756	164,188

Web Portals/ISP — 7.9%
Alphabet, Inc., Class A†	5,003	13,538,468
Alphabet, Inc., Class C†	4,651	12,622,675

		26,161,143

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,657	384,325

Total Common Stocks (cost $195,636,513)		323,631,066

EXCHANGE-TRADED FUNDS — 2.4%
SPDR Portfolio S&P 500 Growth ETF (cost $8,571,910)	117,440	7,793,318

Total Long-Term Investment Securities (cost $204,208,423)		331,424,384

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.07% due 09/08/2022(1) (cost $299,874)	300,000	299,874

TOTAL INVESTMENTS (cost $204,508,297)(2)	100.0%	331,724,258
Other assets less liabilities	0.0	82,668

NET ASSETS	100.0%	$331,806,926

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

306

SunAmerica Series Trust SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

2	Long	S&P 500 E-Mini Index	March 2022	$465,888	$450,425	$(15,463)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$323,631,066	$—	$—	$323,631,066
Exchange-Traded Funds	7,793,318	—	—	7,793,318
Short-Term Investment Securities	—	299,874	—	299,874

Total Investments at Value	$331,424,384	$299,874	$—	$331,724,258

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$15,463	$—	$—	$15,463

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

307

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Computers	7.1%
Applications Software	6.8
Medical-Drugs	4.2
Electronic Components-Semiconductors	4.1
Web Portals/ISP	4.0
E-Commerce/Products	3.5
Diversified Banking Institutions	3.0
Repurchase Agreements	2.8
Real Estate Investment Trusts	2.5
Internet Content-Entertainment	2.4
Finance-Credit Card	2.3
Auto-Cars/Light Trucks	2.3
Electric-Integrated	2.1
Insurance-Property/Casualty	1.8
Medical-HMO	1.6
Retail-Discount	1.5
Commercial Services-Finance	1.5
Oil Companies-Integrated	1.5
Retail-Building Products	1.4
Cosmetics & Toiletries	1.3
Medical-Biomedical/Gene	1.3
Beverages-Non-alcoholic	1.3
Medical Products	1.3
Aerospace/Defense	1.3
Banks-Super Regional	1.2
Diagnostic Equipment	1.1
Diversified Manufacturing Operations	1.1
Computer Services	1.1
Retail-Restaurants	1.1
Telephone-Integrated	1.1
Enterprise Software/Service	1.0
Oil Companies-Exploration & Production	1.0
Medical Instruments	1.0
Semiconductor Components-Integrated Circuits	0.9
Cable/Satellite TV	0.8
Transport-Rail	0.8
Multimedia	0.8
Semiconductor Equipment	0.7
Insurance-Multi-line	0.7
Networking Products	0.7
Electronic Forms	0.6
Tobacco	0.6
Banks-Commercial	0.6
Transport-Services	0.6
Industrial Gases	0.6
Investment Management/Advisor Services	0.6
Pharmacy Services	0.6
Insurance Brokers	0.6
Data Processing/Management	0.5
Chemicals-Diversified	0.5
Athletic Footwear	0.5
Finance-Other Services	0.5
Instruments-Controls	0.4
Computer Aided Design	0.4
E-Commerce/Services	0.4
Food-Misc./Diversified	0.4
Food-Confectionery	0.4
Finance-Investment Banker/Broker	0.3
Medical Labs & Testing Services	0.3
Insurance-Life/Health	0.3
Retail-Auto Parts	0.3

Entertainment Software	0.3%
Electronic Measurement Instruments	0.3
Distribution/Wholesale	0.3
Oil Refining & Marketing	0.3
Drug Delivery Systems	0.3
Machinery-Construction & Mining	0.3
Chemicals-Specialty	0.3
Oil-Field Services	0.3
Machinery-Farming	0.3
Banks-Fiduciary	0.3
Pipelines	0.2
Electronic Connectors	0.2
Building Products-Air & Heating	0.2
Electric Products-Misc.	0.2
Retail-Major Department Stores	0.2
Building-Residential/Commercial	0.2
Non-Hazardous Waste Disposal	0.2
Hotels/Motels	0.2
Airlines	0.2
Electric-Distribution	0.2
Medical-Wholesale Drug Distribution	0.2
Machinery-General Industrial	0.2
Coatings/Paint	0.2
Medical-Hospitals	0.2
Consumer Products-Misc.	0.2
Machinery-Pumps	0.2
Auto-Heavy Duty Trucks	0.2
Cellular Telecom	0.2
Diagnostic Kits	0.2
Computers-Memory Devices	0.1
Commercial Services	0.1
Consulting Services	0.1
Containers-Paper/Plastic	0.1
Metal-Copper	0.1
Aerospace/Defense-Equipment	0.1
Apparel Manufacturers	0.1
Building Products-Cement	0.1
Gold Mining	0.1
Brewery	0.1
Auto/Truck Parts & Equipment-Original	0.1
Transport-Truck	0.1
Decision Support Software	0.1
Agricultural Operations	0.1
Cruise Lines	0.1
Casino Hotels	0.1
Computer Data Security	0.1
Food-Meat Products	0.1
Food-Wholesale/Distribution	0.1
Tools-Hand Held	0.1
Wireless Equipment	0.1
Retail-Apparel/Shoe	0.1
Retail-Drug Store	0.1
Agricultural Biotech	0.1
Real Estate Management/Services	0.1
Industrial Automated/Robotic	0.1
Respiratory Products	0.1
Telecom Equipment-Fiber Optics	0.1
Broadcast Services/Program	0.1
Energy-Alternate Sources	0.1
Containers-Metal/Glass	0.1
Computer Software	0.1

308

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Industry Allocation* (continued)

Advertising Agencies	0.1%
Agricultural Chemicals	0.1
Food-Retail	0.1
Water	0.1
Steel-Producers	0.1
Office Automation & Equipment	0.1
Medical Information Systems	0.1
Gas-Distribution	0.1
E-Services/Consulting	0.1
Soap & Cleaning Preparation	0.1
Retail-Gardening Products	0.1
Finance-Consumer Loans	0.1
Rental Auto/Equipment	0.1
Retail-Consumer Electronics	0.1
Web Hosting/Design	0.1
Retail-Perfume & Cosmetics	0.1
Electronic Components-Misc.	0.1
Paper & Related Products	0.1

99.8%

*	Calculated as a percentage of net assets

309

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.0%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	33,849	$1,202,993
Omnicom Group, Inc.	18,272	1,376,978

		2,579,971

Aerospace/Defense — 1.3%
Boeing Co.†	47,490	9,509,398
General Dynamics Corp.	19,923	4,225,668
Lockheed Martin Corp.	21,100	8,210,643
Northrop Grumman Corp.	12,811	4,738,789
Raytheon Technologies Corp.	128,670	11,604,747
Teledyne Technologies, Inc.†	4,011	1,690,356
TransDigm Group, Inc.†	4,500	2,772,855

		42,752,456

Aerospace/Defense-Equipment — 0.1%
Howmet Aerospace, Inc.	33,053	1,027,618
L3Harris Technologies, Inc.	16,868	3,530,303

		4,557,921

Agricultural Biotech — 0.1%
Corteva, Inc.	62,661	3,012,741

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	18,437	1,269,756
Mosaic Co.	31,842	1,272,088

		2,541,844

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	48,092	3,606,900

Airlines — 0.2%
Alaska Air Group, Inc.†	10,772	589,659
American Airlines Group, Inc.†	55,664	916,786
Delta Air Lines, Inc.†	55,019	2,183,704
Southwest Airlines Co.†	50,885	2,277,613
United Airlines Holdings, Inc.†	27,836	1,193,608

		7,161,370

Apparel Manufacturers — 0.1%
PVH Corp.	6,108	580,321
Ralph Lauren Corp.	4,190	464,420
Tapestry, Inc.	23,652	897,593
Under Armour, Inc., Class A†	16,217	305,366
Under Armour, Inc., Class C†	18,488	295,623
VF Corp.	28,026	1,827,576

		4,370,899

Appliances — 0.0%
Whirlpool Corp.	5,222	1,097,612

Applications Software — 6.8%
Intuit, Inc.	24,343	13,515,964
Microsoft Corp.	645,422	200,713,334
PTC, Inc.†	9,081	1,055,757
Roper Technologies, Inc.	9,068	3,964,167
ServiceNow, Inc.†	17,107	10,020,938

		229,270,160

Athletic Footwear — 0.5%
NIKE, Inc., Class B	109,846	16,264,897

Auto-Cars/Light Trucks — 2.3%
Ford Motor Co.	337,445	6,850,133
General Motors Co.†	124,809	6,581,179
Tesla, Inc.†	69,928	65,502,956

		78,934,268

Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	12,296	$2,715,940
PACCAR, Inc.	29,845	2,775,287

		5,491,227

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	23,254	3,176,031
BorgWarner, Inc.	20,611	903,793

		4,079,824

Banks-Commercial — 0.6%
Citizens Financial Group, Inc.	36,638	1,885,758
First Republic Bank	15,410	2,675,022
M&T Bank Corp.	11,062	1,873,682
Regions Financial Corp.	81,949	1,879,910
Signature Bank	5,212	1,587,732
SVB Financial Group†	5,045	2,945,775
Truist Financial Corp.	114,754	7,208,846
Zions Bancorp NA	13,451	912,247

		20,968,972

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp.	65,312	3,870,389
Northern Trust Corp.	17,852	2,082,257
State Street Corp.	31,432	2,970,324

		8,922,970

Banks-Super Regional — 1.2%
Comerica, Inc.	11,274	1,046,002
Fifth Third Bancorp	58,779	2,623,307
Huntington Bancshares, Inc.	124,345	1,872,636
KeyCorp	80,039	2,005,777
PNC Financial Services Group, Inc.	36,332	7,484,029
US Bancorp	115,996	6,749,807
Wells Fargo & Co.	342,762	18,440,595

		40,222,153

Beverages-Non-alcoholic — 1.3%
Coca-Cola Co.	334,187	20,388,749
Monster Beverage Corp.†	32,296	2,800,709
PepsiCo, Inc.	118,859	20,624,414

		43,813,872

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	15,708	1,059,190

Brewery — 0.1%
Constellation Brands, Inc., Class A	14,121	3,357,268
Molson Coors Beverage Co., Class B	16,196	771,901

		4,129,169

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	14,546	405,979
Discovery, Inc., Class C†	26,111	714,136
Fox Corp., Class A	27,538	1,118,318
Fox Corp., Class B	12,641	469,992

		2,708,425

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	11,668	1,098,776

Building Products-Air & Heating — 0.2%
Carrier Global Corp.	74,495	3,551,922
Johnson Controls International PLC	60,923	4,427,274

		7,979,196

310

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,363	$2,086,851
Vulcan Materials Co.	11,408	2,171,056

		4,257,907

Building Products-Wood — 0.0%
Masco Corp.	20,983	1,328,853

Building-Maintenance & Services — 0.0%
Rollins, Inc.	19,458	600,279

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	28,020	2,499,944
Lennar Corp., Class A	23,370	2,246,091
NVR, Inc.†	290	1,544,894
PulteGroup, Inc.	21,765	1,146,798

		7,437,727

Cable/Satellite TV — 0.8%
Charter Communications, Inc., Class A†	10,635	6,310,171
Comcast Corp., Class A	391,955	19,593,831
DISH Network Corp., Class A†	21,466	674,032

		26,578,034

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	29,554	1,294,465
MGM Resorts International	33,461	1,429,454
Wynn Resorts, Ltd.†	9,047	773,066

		3,496,985

Casino Services — 0.0%
Caesars Entertainment, Inc.†	18,377	1,399,225

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	50,466	5,458,907

Chemicals-Diversified — 0.5%
Celanese Corp.	9,359	1,457,290
Dow, Inc.	63,581	3,797,693
DuPont de Nemours, Inc.	44,539	3,411,687
Eastman Chemical Co.	11,557	1,374,474
FMC Corp.	10,896	1,202,592
LyondellBasell Industries NV, Class A	22,600	2,186,098
PPG Industries, Inc.	20,408	3,187,730

		16,617,564

Chemicals-Specialty — 0.3%
Albemarle Corp.	10,056	2,219,761
Ecolab, Inc.	21,432	4,060,292
International Flavors & Fragrances, Inc.	21,880	2,886,410

		9,166,463

Coatings/Paint — 0.2%
Sherwin-Williams Co.	20,737	5,941,358

Commercial Services — 0.1%
Cintas Corp.	7,556	2,958,400
Nielsen Holdings PLC	30,844	581,718
Quanta Services, Inc.	12,250	1,258,320

		4,798,438

Commercial Services-Finance — 1.5%
Automatic Data Processing, Inc.	36,224	7,468,302
Equifax, Inc.	10,488	2,514,603
FleetCor Technologies, Inc.†	6,980	1,663,055
Global Payments, Inc.	24,943	3,738,457
IHS Markit, Ltd.	34,286	4,004,262
MarketAxess Holdings, Inc.	3,269	1,126,105

Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
Moody’s Corp.	13,903	$4,768,729
PayPal Holdings, Inc.†	101,003	17,366,456
S&P Global, Inc.	20,717	8,602,112

		51,252,081

Computer Aided Design — 0.4%
ANSYS, Inc.†	7,501	2,550,415
Autodesk, Inc.†	18,900	4,721,031
Cadence Design Systems, Inc.†	23,824	3,624,583
Synopsys, Inc.†	13,110	4,070,655

		14,966,684

Computer Data Security — 0.1%
Fortinet, Inc.†	11,666	3,467,602

Computer Services — 1.1%
Accenture PLC, Class A	54,299	19,199,040
Cognizant Technology Solutions Corp., Class A	45,153	3,856,969
DXC Technology Co.†	21,683	652,225
EPAM Systems, Inc.†	4,876	2,321,659
International Business Machines Corp.	77,094	10,297,445
Leidos Holdings, Inc.	12,064	1,079,125

		37,406,463

Computer Software — 0.1%
Akamai Technologies, Inc.†	13,967	1,599,920
Citrix Systems, Inc.	10,722	1,093,001

		2,692,921

Computers — 7.1%
Apple, Inc.	1,339,855	234,179,857
Hewlett Packard Enterprise Co.	112,446	1,836,243
HP, Inc.	99,076	3,639,062

		239,655,162

Computers-Memory Devices — 0.1%
NetApp, Inc.	19,224	1,663,068
Seagate Technology Holdings PLC	17,607	1,886,590
Western Digital Corp.†	26,789	1,386,063

		4,935,721

Consulting Services — 0.1%
Gartner, Inc.†	7,070	2,077,802
Verisk Analytics, Inc.	13,855	2,717,381

		4,795,183

Consumer Products-Misc. — 0.2%
Clorox Co.	10,562	1,772,937
Kimberly-Clark Corp.	28,946	3,984,417

		5,757,354

Containers-Metal/Glass — 0.1%
Ball Corp.	27,843	2,703,555

Containers-Paper/Plastic — 0.1%
Amcor PLC	131,798	1,582,894
Packaging Corp. of America	8,166	1,230,045
Sealed Air Corp.	12,736	865,029
WestRock Co.	22,953	1,059,510

		4,737,478

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	72,456	5,973,997
Estee Lauder Cos., Inc., Class A	19,918	6,210,233
Procter & Gamble Co.	208,031	33,378,574

		45,562,804

311

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cruise Lines — 0.1%
Carnival Corp.†	69,155	$1,369,961
Norwegian Cruise Line Holdings, Ltd.†	31,809	662,581
Royal Caribbean Cruises, Ltd.†	19,274	1,499,710

		3,532,252

Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	10,021	1,595,543
Fidelity National Information Services, Inc.	52,347	6,277,452
Fiserv, Inc.†	51,081	5,399,262
Jack Henry & Associates, Inc.	6,365	1,068,111
Paychex, Inc.	27,589	3,248,881

		17,589,249

Decision Support Software — 0.1%
MSCI, Inc.	7,088	3,800,019

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	18,793	1,003,922

Diagnostic Equipment — 1.1%
Danaher Corp.	54,672	15,624,711
PerkinElmer, Inc.	10,848	1,867,700
Thermo Fisher Scientific, Inc.	33,875	19,691,537
Waters Corp.†	5,247	1,679,670

		38,863,618

Diagnostic Kits — 0.2%
Hologic, Inc.†	21,791	1,530,600
IDEXX Laboratories, Inc.†	7,289	3,697,710

		5,228,310

Dialysis Centers — 0.0%
DaVita, Inc.†	5,606	607,522

Disposable Medical Products — 0.0%
Teleflex, Inc.	4,027	1,249,135

Distribution/Wholesale — 0.3%
Copart, Inc.†	18,344	2,370,962
Fastenal Co.	49,444	2,802,486
LKQ Corp.	23,053	1,265,379
Pool Corp.	3,446	1,641,158
WW Grainger, Inc.	3,721	1,842,304

		9,922,289

Diversified Banking Institutions — 3.0%
Bank of America Corp.	619,118	28,566,105
Citigroup, Inc.	170,577	11,107,974
Goldman Sachs Group, Inc.	29,182	10,350,272
JPMorgan Chase & Co.	254,049	37,751,681
Morgan Stanley	123,405	12,653,949

		100,429,981

Diversified Manufacturing Operations — 1.1%
3M Co.	49,537	8,224,133
A.O. Smith Corp.	11,449	874,933
Eaton Corp. PLC	34,266	5,428,762
General Electric Co.	94,401	8,919,006
Illinois Tool Works, Inc.	24,554	5,743,672
Parker-Hannifin Corp.	11,098	3,440,491
Textron, Inc.	18,949	1,289,669
Trane Technologies PLC	20,420	3,534,702

		37,455,368

Security Description	Shares	Value (Note 2)
Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	24,688	$6,274,208
DexCom, Inc.†	8,332	3,586,760

		9,860,968

E-Commerce/Products — 3.5%
Amazon.com, Inc.†	37,493	112,159,185
eBay, Inc.	53,814	3,232,607
Etsy, Inc.†	10,899	1,712,015

		117,103,807

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	3,530	8,670,139
Cars.com, Inc.†	1	16
Expedia Group, Inc.†	12,552	2,300,656
Match Group, Inc.†	24,335	2,742,554

		13,713,365

E-Services/Consulting — 0.1%
CDW Corp.	11,667	2,205,646

Electric Products-Misc. — 0.2%
AMETEK, Inc.	19,886	2,719,808
Emerson Electric Co.	51,390	4,725,311

		7,445,119

Electric-Distribution — 0.2%
Consolidated Edison, Inc.	30,410	2,628,945
Sempra Energy	27,452	3,792,768

		6,421,713

Electric-Integrated — 2.1%
AES Corp.	57,314	1,271,225
Alliant Energy Corp.	21,522	1,288,307
Ameren Corp.	22,146	1,965,236
American Electric Power Co., Inc.	43,297	3,914,049
CenterPoint Energy, Inc.	54,061	1,533,170
CMS Energy Corp.	24,904	1,603,319
Dominion Energy, Inc.	69,623	5,615,791
DTE Energy Co.	16,654	2,005,641
Duke Energy Corp.	66,126	6,947,198
Edison International	32,659	2,050,659
Entergy Corp.	17,277	1,931,050
Evergy, Inc.	19,712	1,280,491
Eversource Energy	29,555	2,644,877
Exelon Corp.	84,101	4,873,653
FirstEnergy Corp.	46,801	1,963,770
NextEra Energy, Inc.	168,675	13,176,891
Pinnacle West Capital Corp.	9,699	675,147
PPL Corp.	64,535	1,915,399
Public Service Enterprise Group, Inc.	43,470	2,892,059
Southern Co.	91,106	6,330,956
WEC Energy Group, Inc.	27,117	2,631,434
Xcel Energy, Inc.	46,307	3,225,746

		71,736,068

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	13,061	1,625,050

Electronic Components-Semiconductors — 4.1%
Advanced Micro Devices, Inc.†	103,812	11,860,521
Broadcom, Inc.	35,384	20,730,778
Intel Corp.	349,619	17,068,400
IPG Photonics Corp.†	3,070	474,223
Microchip Technology, Inc.	47,699	3,695,718
Micron Technology, Inc.	96,162	7,911,248

312

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Monolithic Power Systems, Inc.	3,725	$1,500,914
NVIDIA Corp.	214,912	52,623,352
Qorvo, Inc.†	9,476	1,300,865
Skyworks Solutions, Inc.	14,196	2,079,998
Texas Instruments, Inc.	79,391	14,249,891
Xilinx, Inc.	21,309	4,124,357

		137,620,265

Electronic Connectors — 0.2%
Amphenol Corp., Class A	51,409	4,091,642
TE Connectivity, Ltd.	28,052	4,011,717

		8,103,359

Electronic Forms — 0.6%
Adobe, Inc.†	40,902	21,853,939

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	26,024	3,625,664
Fortive Corp.	30,825	2,174,396
Keysight Technologies, Inc.†	15,834	2,673,096
Trimble, Inc.†	21,578	1,557,068

		10,030,224

Electronic Security Devices — 0.0%
Allegion PLC	7,710	946,248

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	11,598	1,629,171
SolarEdge Technologies, Inc.†	4,515	1,075,563

		2,704,734

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	11,203	1,458,407

Enterprise Software/Service — 1.0%
Ceridian HCM Holding, Inc.†	11,708	887,701
Oracle Corp.	138,650	11,252,834
Paycom Software, Inc.†	4,138	1,387,471
salesforce.com, Inc.†	84,159	19,577,908
Tyler Technologies, Inc.†	3,523	1,669,198

		34,775,112

Entertainment Software — 0.3%
Activision Blizzard, Inc.	66,957	5,290,273
Electronic Arts, Inc.	24,312	3,225,230
Take-Two Interactive Software, Inc.†	9,912	1,619,026

		10,134,529

Finance-Consumer Loans — 0.1%
Synchrony Financial	47,045	2,003,647

Finance-Credit Card — 2.3%
American Express Co.	53,934	9,698,412
Capital One Financial Corp.	36,588	5,368,557
Discover Financial Services	25,194	2,916,205
Mastercard, Inc., Class A	74,574	28,813,902
Visa, Inc., Class A	144,163	32,605,346

		79,402,422

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	129,238	11,334,173

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	9,168	1,086,683
CME Group, Inc.	30,896	7,090,632
Intercontinental Exchange, Inc.	48,433	6,134,524

Security Description	Shares	Value (Note 2)
Finance-Other Services (continued)
Nasdaq, Inc.	10,063	$1,803,390

		16,115,229

Food-Confectionery — 0.4%
Hershey Co.	12,498	2,462,981
J.M. Smucker Co.	9,315	1,309,503
Mondelez International, Inc., Class A	119,919	8,038,170

		11,810,654

Food-Meat Products — 0.1%
Hormel Foods Corp.	24,253	1,151,290
Tyson Foods, Inc., Class A	25,344	2,303,516

		3,454,806

Food-Misc./Diversified — 0.4%
Campbell Soup Co.	17,400	767,688
Conagra Brands, Inc.	41,236	1,433,363
General Mills, Inc.	52,068	3,576,030
Kellogg Co.	21,993	1,385,559
Kraft Heinz Co.	61,030	2,184,874
Lamb Weston Holdings, Inc.	12,556	806,221
McCormick & Co., Inc.	21,436	2,150,245

		12,303,980

Food-Retail — 0.1%
Kroger Co.	58,174	2,535,805

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	44,071	3,444,149

Gas-Distribution — 0.1%
Atmos Energy Corp.	11,384	1,220,592
NiSource, Inc.	33,759	985,088

		2,205,680

Gold Mining — 0.1%
Newmont Corp.	68,551	4,193,265

Home Decoration Products — 0.0%
Newell Brands, Inc.	32,546	755,393

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.†	23,960	3,476,836
Marriott International, Inc., Class A†	23,517	3,789,059

		7,265,895

Human Resources — 0.0%
Robert Half International, Inc.	9,571	1,084,011

Independent Power Producers — 0.0%
NRG Energy, Inc.	21,047	840,407

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	9,971	2,883,813

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	19,030	5,368,744
Linde PLC	44,062	14,041,678

		19,410,422

Instruments-Controls — 0.4%
Honeywell International, Inc.	59,181	12,101,331
Mettler-Toledo International, Inc.†	1,976	2,910,016

		15,011,347

Insurance Brokers — 0.6%
Aon PLC, Class A	18,940	5,235,774
Arthur J. Gallagher & Co.	17,819	2,814,333
Brown & Brown, Inc.	20,151	1,335,608

313

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance Brokers (continued)
Marsh & McLennan Cos., Inc.	43,404	$6,668,591
Willis Towers Watson PLC	10,712	2,506,179

		18,560,485

Insurance-Life/Health — 0.3%
Aflac, Inc.	52,319	3,286,680
Globe Life, Inc.	7,986	816,968
Lincoln National Corp.	14,602	1,021,848
Principal Financial Group, Inc.	21,191	1,548,214
Prudential Financial, Inc.	32,495	3,625,467

		10,299,177

Insurance-Multi-line — 0.7%
Allstate Corp.	24,644	2,973,791
American International Group, Inc.(1)	71,377	4,122,022
Chubb, Ltd.	37,028	7,304,884
Cincinnati Financial Corp.	12,883	1,518,004
Hartford Financial Services Group, Inc.	29,259	2,102,844
Loews Corp.	17,229	1,027,882
MetLife, Inc.	61,463	4,121,709

		23,171,136

Insurance-Property/Casualty — 1.8%
Assurant, Inc.	4,898	746,994
Berkshire Hathaway, Inc., Class B†	157,433	49,279,678
Progressive Corp.	50,295	5,465,055
Travelers Cos., Inc.	21,148	3,514,374
WR Berkley Corp.	11,996	1,013,662

		60,019,763

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,385	959,309

Internet Content-Entertainment — 2.4%
Meta Platforms, Inc., Class A†	203,417	63,722,409
Netflix, Inc.†	38,078	16,264,637
Twitter, Inc.†	68,739	2,578,400

		82,565,446

Internet Infrastructure Software — 0.0%
F5, Inc.†	5,185	1,076,510

Internet Security — 0.0%
NortonLifeLock, Inc.	50,011	1,300,786

Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	9,618	2,926,854
BlackRock, Inc.	12,276	10,102,411
Franklin Resources, Inc.	24,156	772,267
Invesco, Ltd.	29,339	664,822
Raymond James Financial, Inc.	15,922	1,685,662
T. Rowe Price Group, Inc.	19,321	2,983,742

		19,135,758

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	46,502	9,372,943

Machinery-Farming — 0.3%
Deere & Co.	24,255	9,129,582

Machinery-General Industrial — 0.2%
IDEX Corp.	6,536	1,408,116
Otis Worldwide Corp.	36,516	3,119,562
Westinghouse Air Brake Technologies Corp.	16,060	1,427,734

		5,955,412

Security Description	Shares	Value (Note 2)
Machinery-Pumps — 0.2%
Dover Corp.	12,378	$2,103,146
Ingersoll Rand, Inc.	35,038	1,969,486
Xylem, Inc.	15,501	1,627,915

		5,700,547

Medical Information Systems — 0.1%
Cerner Corp.	25,292	2,306,630

Medical Instruments — 1.0%
Bio-Techne Corp.	3,378	1,271,513
Boston Scientific Corp.†	122,499	5,255,207
Edwards Lifesciences Corp.†	53,670	5,860,764
Intuitive Surgical, Inc.†	30,687	8,720,632
Medtronic PLC	115,692	11,972,965

		33,081,081

Medical Labs & Testing Services — 0.3%
Catalent, Inc.†	14,716	1,529,434
Charles River Laboratories International, Inc.†	4,338	1,430,499
IQVIA Holdings, Inc.†	16,423	4,021,992
Laboratory Corp. of America Holdings†	8,227	2,232,479
Quest Diagnostics, Inc.	10,546	1,423,921

		10,638,325

Medical Products — 1.3%
Abbott Laboratories	152,011	19,375,322
ABIOMED, Inc.†	3,911	1,157,148
Align Technology, Inc.†	6,304	3,120,228
Baxter International, Inc.	43,042	3,677,509
Cooper Cos., Inc.	4,238	1,687,995
Henry Schein, Inc.†	11,921	897,651
STERIS PLC	8,599	1,929,616
Stryker Corp.	28,863	7,159,467
West Pharmaceutical Services, Inc.	6,368	2,504,025
Zimmer Biomet Holdings, Inc.	17,959	2,209,316

		43,718,277

Medical-Biomedical/Gene — 1.3%
Amgen, Inc.	48,421	10,998,346
Bio-Rad Laboratories, Inc., Class A†	1,857	1,113,699
Biogen, Inc.†	12,627	2,853,702
Gilead Sciences, Inc.	107,833	7,405,970
Illumina, Inc.†	13,436	4,686,745
Incyte Corp.†	16,140	1,199,686
Moderna, Inc.†	30,323	5,134,594
Regeneron Pharmaceuticals, Inc.†	9,088	5,530,866
Vertex Pharmaceuticals, Inc.†	21,857	5,312,344

		44,235,952

Medical-Drugs — 4.2%
AbbVie, Inc.	151,976	20,803,995
Bristol-Myers Squibb Co.	190,812	12,381,791
Eli Lilly & Co.	68,253	16,748,604
Johnson & Johnson	226,311	38,991,122
Merck & Co., Inc.	217,142	17,692,730
Organon & Co.	21,796	695,510
Pfizer, Inc.	482,509	25,423,399
Zoetis, Inc.	40,672	8,125,859

		140,863,010

Medical-Generic Drugs — 0.0%
Viatris, Inc.	103,965	1,556,356

314

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-HMO — 1.6%
Anthem, Inc.	20,865	$9,201,256
Centene Corp.†	50,160	3,900,442
Humana, Inc.	11,049	4,336,732
UnitedHealth Group, Inc.	80,966	38,262,103

		55,700,533

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	20,587	4,941,909
Universal Health Services, Inc., Class B	6,286	817,557

		5,759,466

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	12,861	1,751,668
Cardinal Health, Inc.	24,224	1,249,232
McKesson Corp.	13,125	3,369,450

		6,370,350

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	126,238	4,698,578

Multimedia — 0.8%
FactSet Research Systems, Inc.	3,236	1,365,236
ViacomCBS, Inc., Class B	52,156	1,744,618
Walt Disney Co.†	156,209	22,333,201

		25,443,055

Networking Products — 0.7%
Arista Networks, Inc.†	19,283	2,397,070
Cisco Systems, Inc.	362,568	20,184,160

		22,581,230

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	17,991	2,296,731
Waste Management, Inc.	33,083	4,977,007

		7,273,738

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	4,594	2,338,897

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	7,117	1,461,974

Oil Companies-Exploration & Production — 1.0%
APA Corp.	31,229	1,037,115
ConocoPhillips	113,383	10,048,001
Coterra Energy, Inc.	69,939	1,531,664
Devon Energy Corp.	54,124	2,737,051
Diamondback Energy, Inc.	14,640	1,846,982
EOG Resources, Inc.	50,297	5,607,110
Hess Corp.	23,697	2,186,996
Marathon Oil Corp.	66,927	1,303,069
Occidental Petroleum Corp.	76,275	2,873,279
Pioneer Natural Resources Co.	19,518	4,272,295

		33,443,562

Oil Companies-Integrated — 1.5%
Chevron Corp.	165,714	21,763,220
Exxon Mobil Corp.	363,938	27,644,730

		49,407,950

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp.	52,919	3,796,938
Phillips 66	37,667	3,193,785
Valero Energy Corp.	35,146	2,916,064

		9,906,787

Security Description	Shares	Value (Note 2)
Oil-Field Services — 0.3%
Baker Hughes Co.	75,138	$2,061,787
Halliburton Co.	76,948	2,365,382
Schlumberger NV	120,577	4,710,943

		9,138,112

Paper & Related Products — 0.1%
International Paper Co.	33,291	1,606,291

Pharmacy Services — 0.6%
Cigna Corp.	28,491	6,566,036
CVS Health Corp.	113,478	12,086,542

		18,652,578

Pipelines — 0.2%
Kinder Morgan, Inc.	167,630	2,910,057
ONEOK, Inc.	38,335	2,326,168
Williams Cos., Inc.	104,449	3,127,203

		8,363,428

Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	5,424	1,531,629

Publishing-Newspapers — 0.0%
News Corp., Class A	33,787	751,423
News Corp., Class B	10,468	232,808

		984,231

Racetracks — 0.0%
Penn National Gaming, Inc.†	14,281	651,356

Real Estate Investment Trusts — 2.5%
Alexandria Real Estate Equities, Inc.	12,122	2,361,850
American Tower Corp.	39,150	9,846,225
AvalonBay Communities, Inc.	12,013	2,933,935
Boston Properties, Inc.	12,219	1,369,505
Crown Castle International Corp.	37,155	6,781,159
Digital Realty Trust, Inc.	24,396	3,640,615
Duke Realty Corp.	32,740	1,891,717
Equinix, Inc.	7,740	5,610,726
Equity Residential	29,336	2,602,983
Essex Property Trust, Inc.	5,596	1,860,670
Extra Space Storage, Inc.	11,510	2,281,167
Federal Realty Investment Trust	6,018	767,235
Healthpeak Properties, Inc.	46,342	1,639,117
Host Hotels & Resorts, Inc.†	61,382	1,064,364
Iron Mountain, Inc.	24,891	1,142,995
Kimco Realty Corp.	52,991	1,285,562
Mid-America Apartment Communities, Inc.	9,898	2,045,719
Prologis, Inc.	63,556	9,966,852
Public Storage	13,115	4,702,121
Realty Income Corp.	48,636	3,375,825
Regency Centers Corp.	13,247	950,472
SBA Communications Corp.	9,351	3,043,189
Simon Property Group, Inc.	28,249	4,158,253
UDR, Inc.	24,985	1,420,147
Ventas, Inc.	34,315	1,819,381
Vornado Realty Trust	13,668	560,525
Welltower, Inc.	37,419	3,241,608
Weyerhaeuser Co.	64,392	2,603,369

		84,967,286

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	28,769	2,915,450

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	6,224	1,992,427

315

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Respiratory Products — 0.1%
ResMed, Inc.	12,527	$2,863,672

Retail-Apparel/Shoe — 0.1%
Gap, Inc.	18,429	333,012
Ross Stores, Inc.	30,549	2,986,165

		3,319,177

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,416	1,253,858
AutoZone, Inc.†	1,802	3,579,403
Genuine Parts Co.	12,244	1,631,268
O’Reilly Automotive, Inc.†	5,792	3,774,936

		10,239,465

Retail-Automobile — 0.0%
CarMax, Inc.†	13,936	1,549,265

Retail-Building Products — 1.4%
Home Depot, Inc.	90,724	33,293,893
Lowe’s Cos., Inc.	59,525	14,128,259

		47,422,152

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	19,030	1,889,298

Retail-Discount — 1.5%
Costco Wholesale Corp.	37,982	19,185,847
Dollar General Corp.	20,056	4,181,275
Dollar Tree, Inc.†	19,335	2,537,139
Target Corp.	41,954	9,247,920
Walmart, Inc.	122,254	17,092,332

		52,244,513

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	61,762	3,073,277

Retail-Gardening Products — 0.1%
Tractor Supply Co.	9,784	2,135,945

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	103,377	7,440,043

Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	22,727	1,274,303

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,673	1,699,757

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,419	3,593,618
Darden Restaurants, Inc.	11,157	1,560,530
Domino’s Pizza, Inc.	3,128	1,422,145
McDonald’s Corp.	64,236	16,666,030
Starbucks Corp.	101,439	9,973,482
Yum! Brands, Inc.	25,199	3,154,159

		36,369,964

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	36,794	713,068

Semiconductor Components-Integrated Circuits — 0.9%
Analog Devices, Inc.	46,198	7,575,086
NXP Semiconductors NV	22,861	4,696,564
QUALCOMM, Inc.	96,281	16,922,348

		29,193,998

Security Description	Shares	Value (Note 2)
Semiconductor Equipment — 0.7%
Applied Materials, Inc.	77,620	$10,725,532
KLA Corp.	13,034	5,073,745
Lam Research Corp.	12,104	7,140,392
Teradyne, Inc.	14,013	1,645,546

		24,585,215

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,444	644,717

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	20,988	2,154,418

Steel-Producers — 0.1%
Nucor Corp.	24,569	2,491,297

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	66,027	2,775,775

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	27,954	973,358

Telephone-Integrated — 1.1%
AT&T, Inc.	613,875	15,653,813
Lumen Technologies, Inc.	79,217	979,122
Verizon Communications, Inc.	355,909	18,945,036

		35,577,971

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	4,716	744,515

Theaters — 0.0%
Live Nation Entertainment, Inc.†	11,613	1,271,740

Tobacco — 0.6%
Altria Group, Inc.	157,917	8,034,817
Philip Morris International, Inc.	133,832	13,764,621

		21,799,438

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,619	961,907
Stanley Black & Decker, Inc.	14,015	2,447,719

		3,409,626

Toys — 0.0%
Hasbro, Inc.	11,148	1,030,967

Transport-Rail — 0.8%
CSX Corp.	190,668	6,524,659
Norfolk Southern Corp.	20,919	5,689,759
Union Pacific Corp.	55,265	13,515,055

		25,729,473

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	11,175	1,169,464
Expeditors International of Washington, Inc.	14,562	1,667,058
FedEx Corp.	21,010	5,165,518
United Parcel Service, Inc., Class B	62,682	12,674,927

		20,676,967

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	7,222	1,390,524
Old Dominion Freight Line, Inc.	8,008	2,417,855

		3,808,379

316

SunAmerica Series Trust SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Water — 0.1%
American Water Works Co., Inc.	15,606	$2,509,445

Water Treatment Systems — 0.0%
Pentair PLC	14,225	906,132

Web Hosting/Design — 0.1%
VeriSign, Inc.†	8,307	1,804,114

Web Portals/ISP — 4.0%
Alphabet, Inc., Class A†	25,859	69,976,264
Alphabet, Inc., Class C†	24,037	65,235,697

		135,211,961

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	14,520	3,367,769

Total Long-Term Investment Securities (cost $1,544,270,914)		3,286,851,444

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $94,914,000 and collateralized by $22,876,600 of United States Treasury Inflation Index Securities, bearing interest at 0.13% due 01/15/2030 and by $59,748,200 of United States Treasury Inflation Index Securities, bearing interest at 0.13% due 07/15/2030 and having an approximate aggregate value of $96,812,364 (cost $94,914,000)	$94,914,000	$94,914,000

TOTAL INVESTMENTS (cost $1,639,184,914)(2)	99.8%	3,381,765,444
Other assets less liabilities	0.2	8,166,735

NET ASSETS	100.0%	$3,389,932,179

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 8)
(2)	See Note 3 for cost of investments on a tax basis.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

429	Long	S&P 500 E-Mini Index	March 2022	$98,169,130	$96,616,163	$(1,552,967)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,286,851,444	$—	$—	$3,286,851,444
Repurchase Agreements	—	94,914,000	—	94,914,000

Total Investments at Value	$3,286,851,444	$94,914,000	$—	$3,381,765,444

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,552,967	$—	$—	$1,552,967

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

317

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Medical-Drugs	5.8%
Electric-Integrated	4.4
Insurance-Property/Casualty	3.7
Diversified Banking Institutions	3.3
Real Estate Investment Trusts	3.2
Oil Companies-Integrated	3.0
Electronic Components-Semiconductors	2.9
Finance-Credit Card	2.6
Cosmetics & Toiletries	2.6
Aerospace/Defense	2.6
Banks-Super Regional	2.4
Medical-HMO	2.4
Retail-Discount	2.3
Telephone-Integrated	2.2
Diversified Manufacturing Operations	2.1
Beverages-Non-alcoholic	2.1
Cable/Satellite TV	1.6
Multimedia	1.5
Commercial Services-Finance	1.5
Computer Services	1.5
Medical Products	1.4
Insurance-Multi-line	1.4
Medical-Biomedical/Gene	1.4
Medical Instruments	1.4
Tobacco	1.3
Oil Companies-Exploration & Production	1.3
Transport-Rail	1.2
Retail-Restaurants	1.2
Pharmacy Services	1.1
Chemicals-Diversified	1.0
Data Processing/Management	0.9
E-Commerce/Services	0.8
Transport-Services	0.8
Auto-Cars/Light Trucks	0.8
Instruments-Controls	0.8
Banks-Commercial	0.8
Food-Misc./Diversified	0.8
Industrial Gases	0.8
Networking Products	0.7
Food-Confectionery	0.7
Finance-Other Services	0.7
Insurance-Life/Health	0.6
Oil Refining & Marketing	0.6
Machinery-Construction & Mining	0.6
Semiconductor Components-Integrated Circuits	0.6
Insurance Brokers	0.6
Enterprise Software/Service	0.6
Oil-Field Services	0.6
Entertainment Software	0.6
Banks-Fiduciary	0.5
Investment Management/Advisor Services	0.5
Retail-Building Products	0.5
Chemicals-Specialty	0.5
Athletic Footwear	0.5
Electric Products-Misc.	0.5
Retail-Major Department Stores	0.5
Pipelines	0.5
Airlines	0.4
Electric-Distribution	0.4
Medical-Wholesale Drug Distribution	0.4
Drug Delivery Systems	0.4

Exchange-Traded Funds	0.4%
Electronic Connectors	0.4
Hotels/Motels	0.4
Consumer Products-Misc.	0.4
Auto-Heavy Duty Trucks	0.3
Cellular Telecom	0.3
Diagnostic Equipment	0.3
Building-Residential/Commercial	0.3
Building Products-Air & Heating	0.3
Electronic Measurement Instruments	0.3
Machinery-Farming	0.3
Distribution/Wholesale	0.3
Applications Software	0.3
Containers-Paper/Plastic	0.3
Gold Mining	0.3
Machinery-General Industrial	0.3
Brewery	0.3
Apparel Manufacturers	0.3
Machinery-Pumps	0.2
Computer Aided Design	0.2
Non-Hazardous Waste Disposal	0.2
Computers	0.2
Finance-Investment Banker/Broker	0.2
Agricultural Operations	0.2
Cruise Lines	0.2
Medical Labs & Testing Services	0.2
Casino Hotels	0.2
Food-Meat Products	0.2
Food-Wholesale/Distribution	0.2
Tools-Hand Held	0.2
Retail-Apparel/Shoe	0.2
Aerospace/Defense-Equipment	0.2
Retail-Drug Store	0.2
Agricultural Biotech	0.2
Medical-Hospitals	0.2
Coatings/Paint	0.2
Auto/Truck Parts & Equipment-Original	0.2
Telecom Equipment-Fiber Optics	0.2
Commercial Services	0.2
Broadcast Services/Program	0.2
Containers-Metal/Glass	0.2
Metal-Copper	0.2
Advertising Agencies	0.2
Food-Retail	0.2
Water	0.2
Computers-Memory Devices	0.1
Medical Information Systems	0.1
Retail-Auto Parts	0.1
Gas-Distribution	0.1
Soap & Cleaning Preparation	0.1
Computer Software	0.1
Building Products-Cement	0.1
Retail-Consumer Electronics	0.1
Agricultural Chemicals	0.1
Paper & Related Products	0.1
Medical-Generic Drugs	0.1
Diagnostic Kits	0.1
Real Estate Management/Services	0.1
Industrial Automated/Robotic	0.1
Wireless Equipment	0.1
Internet Content-Entertainment	0.1

318

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Industry Allocation* (continued)

Consulting Services	0.1%
Internet Security	0.1
Disposable Medical Products	0.1
Respiratory Products	0.1
Steel-Producers	0.1
Appliances	0.1
Beverages-Wine/Spirits	0.1
Toys	0.1
Dental Supplies & Equipment	0.1
Publishing-Newspapers	0.1
Telecommunication Equipment	0.1
Insurance-Reinsurance	0.1
Web Hosting/Design	0.1
Electronic Security Devices	0.1
E-Services/Consulting	0.1
Finance-Consumer Loans	0.1
Engineering/R&D Services	0.1

99.9%

*	Calculated as a percentage of net assets

319

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.5%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	7,320	$260,153
Omnicom Group, Inc.	3,951	297,747

		557,900

Aerospace/Defense — 2.6%
Boeing Co.†	10,270	2,056,465
General Dynamics Corp.	4,308	913,727
Lockheed Martin Corp.	4,563	1,775,600
Northrop Grumman Corp.	2,770	1,024,623
Raytheon Technologies Corp.	27,825	2,509,537
Teledyne Technologies, Inc.†	867	365,380
TransDigm Group, Inc.†	545	335,823

		8,981,155

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.	7,148	222,231
L3Harris Technologies, Inc.	2,116	442,858

		665,089

Agricultural Biotech — 0.2%
Corteva, Inc.	13,550	651,484

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	1,595	109,847
Mosaic Co.	6,886	275,096

		384,943

Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	10,400	780,000

Airlines — 0.4%
Alaska Air Group, Inc.†	2,329	127,489
American Airlines Group, Inc.†	12,037	198,249
Delta Air Lines, Inc.†	11,898	472,232
Southwest Airlines Co.†	11,004	492,539
United Airlines Holdings, Inc.†	6,019	258,095

		1,548,604

Apparel Manufacturers — 0.3%
PVH Corp.	1,321	125,508
Ralph Lauren Corp.	906	100,421
Tapestry, Inc.	5,115	194,115
Under Armour, Inc., Class A†	1,999	37,641
Under Armour, Inc., Class C†	2,279	36,441
VF Corp.	6,060	395,173

		889,299

Appliances — 0.1%
Whirlpool Corp.	1,129	237,305

Applications Software — 0.3%
PTC, Inc.†	982	114,167
Roper Technologies, Inc.	1,961	857,271

		971,438

Athletic Footwear — 0.5%
NIKE, Inc., Class B	10,927	1,617,961

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	72,972	1,481,331
General Motors Co.†	26,990	1,423,183

		2,904,514

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	2,659	587,320

Security Description	Shares	Value (Note 2)
Auto-Heavy Duty Trucks (continued)
PACCAR, Inc.	6,454	$600,157

		1,187,477

Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC†	2,967	405,233
BorgWarner, Inc.	4,457	195,439

		600,672

Banks-Commercial — 0.8%
Citizens Financial Group, Inc.	7,923	407,797
M&T Bank Corp.	2,392	405,157
Regions Financial Corp.	9,747	223,596
Truist Financial Corp.	24,815	1,558,878
Zions Bancorp NA	1,512	102,544

		2,697,972

Banks-Fiduciary — 0.5%
Bank of New York Mellon Corp.	14,124	836,988
Northern Trust Corp.	3,860	450,230
State Street Corp.	6,797	642,317

		1,929,535

Banks-Super Regional — 2.4%
Comerica, Inc.	1,341	124,418
Fifth Third Bancorp	12,711	567,292
Huntington Bancshares, Inc.	26,889	404,948
KeyCorp	17,308	433,739
PNC Financial Services Group, Inc.	7,857	1,618,463
US Bancorp	25,084	1,459,638
Wells Fargo & Co.	74,121	3,987,710

		8,596,208

Beverages-Non-alcoholic — 2.1%
Coca-Cola Co.	72,267	4,409,010
Monster Beverage Corp.†	3,352	290,685
PepsiCo, Inc.	14,908	2,586,836

		7,286,531

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	3,397	229,060

Brewery — 0.3%
Constellation Brands, Inc., Class A	3,054	726,089
Molson Coors Beverage Co., Class B	3,502	166,905

		892,994

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†	3,146	87,805
Discovery, Inc., Class C†	5,646	154,418
Fox Corp., Class A	5,955	241,833
Fox Corp., Class B	2,734	101,650

		585,706

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,388	130,708

Building Products-Air & Heating — 0.3%
Carrier Global Corp.	16,110	768,125
Johnson Controls International PLC	5,138	373,378

		1,141,503

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	487	189,501
Vulcan Materials Co.	1,283	244,168

		433,669

320

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Building Products-Wood — 0.0%
Masco Corp.	2,359	$149,395

Building-Maintenance & Services — 0.0%
Rollins, Inc.	2,356	72,683

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	2,848	254,098
Lennar Corp., Class A	5,054	485,740
NVR, Inc.†	32	170,471
PulteGroup, Inc.	4,707	248,012

		1,158,321

Cable/Satellite TV — 1.6%
Charter Communications, Inc., Class A†	2,300	1,364,682
Comcast Corp., Class A	84,759	4,237,102
DISH Network Corp., Class A†	4,642	145,759

		5,747,543

Casino Hotels — 0.2%
Las Vegas Sands Corp.†	6,391	279,926
MGM Resorts International	7,236	309,122
Wynn Resorts, Ltd.†	1,957	167,225

		756,273

Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,431	108,956

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	10,913	1,180,459

Chemicals-Diversified — 1.0%
Celanese Corp.	1,154	179,689
Dow, Inc.	13,749	821,228
DuPont de Nemours, Inc.	9,631	737,735
Eastman Chemical Co.	2,499	297,206
FMC Corp.	2,356	260,032
LyondellBasell Industries NV, Class A	4,887	472,719
PPG Industries, Inc.	4,413	689,311

		3,457,920

Chemicals-Specialty — 0.5%
Albemarle Corp.	696	153,635
Ecolab, Inc.	4,635	878,101
International Flavors & Fragrances, Inc.	4,732	624,245

		1,655,981

Coatings/Paint — 0.2%
Sherwin-Williams Co.	2,108	603,963

Commercial Services — 0.2%
Cintas Corp.	882	345,329
Nielsen Holdings PLC	6,670	125,796
Quanta Services, Inc.	1,219	125,216

		596,341

Commercial Services-Finance — 1.5%
Automatic Data Processing, Inc.	3,682	759,118
FleetCor Technologies, Inc.†	1,509	359,534
Global Payments, Inc.	5,394	808,453
IHS Markit, Ltd.	3,855	450,226
MarketAxess Holdings, Inc.	368	126,769
Moody’s Corp.	1,022	350,546
PayPal Holdings, Inc.†	10,047	1,727,481
S&P Global, Inc.	1,747	725,389

		5,307,516

Security Description	Shares	Value (Note 2)
Computer Aided Design — 0.2%
ANSYS, Inc.†	616	$209,446
Autodesk, Inc.†	1,471	367,441
Synopsys, Inc.†	936	290,628

		867,515

Computer Services — 1.5%
Accenture PLC, Class A	4,932	1,743,857
Cognizant Technology Solutions Corp., Class A	9,764	834,041
DXC Technology Co.†	4,689	141,045
International Business Machines Corp.	16,671	2,226,745
Leidos Holdings, Inc.	2,609	233,375

		5,179,063

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,752	200,691
Citrix Systems, Inc.	2,319	236,399

		437,090

Computers — 0.2%
Hewlett Packard Enterprise Co.	24,316	397,080
HP, Inc.	10,712	393,452

		790,532

Computers-Memory Devices — 0.1%
NetApp, Inc.	1,206	104,331
Seagate Technology Holdings PLC	1,028	110,150
Western Digital Corp.†	5,793	299,730

		514,211

Consulting Services — 0.1%
Verisk Analytics, Inc.	1,468	287,919

Consumer Products-Misc. — 0.4%
Clorox Co.	2,284	383,392
Kimberly-Clark Corp.	6,259	861,552

		1,244,944

Containers-Metal/Glass — 0.2%
Ball Corp.	6,021	584,639

Containers-Paper/Plastic — 0.3%
Amcor PLC	28,501	342,297
Packaging Corp. of America	1,766	266,013
Sealed Air Corp.	1,239	84,153
WestRock Co.	4,964	229,138

		921,601

Cosmetics & Toiletries — 2.6%
Colgate-Palmolive Co.	15,668	1,291,826
Estee Lauder Cos., Inc., Class A	1,766	550,621
Procter & Gamble Co.	44,986	7,218,004

		9,060,451

Cruise Lines — 0.2%
Carnival Corp.†	14,955	296,258
Norwegian Cruise Line Holdings, Ltd.†	6,879	143,290
Royal Caribbean Cruises, Ltd.†	4,168	324,312

		763,860

Data Processing/Management — 0.9%
Broadridge Financial Solutions, Inc.	1,214	193,293
Fidelity National Information Services, Inc.	11,320	1,357,494
Fiserv, Inc.†	11,046	1,167,562

321

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management (continued)
Jack Henry & Associates, Inc.	1,376	$230,907
Paychex, Inc.	2,804	330,199

		3,279,455

Dental Supplies & Equipment — 0.1%
DENTSPLY SIRONA, Inc.	4,064	217,099

Diagnostic Equipment — 0.3%
Danaher Corp.	3,783	1,081,144
Waters Corp.†	295	94,435

		1,175,579

Diagnostic Kits — 0.1%
Hologic, Inc.†	1,225	86,044
IDEXX Laboratories, Inc.†	489	248,070

		334,114

Dialysis Centers — 0.0%
DaVita, Inc.†	1,212	131,344

Disposable Medical Products — 0.1%
Teleflex, Inc.	871	270,176

Distribution/Wholesale — 0.3%
Copart, Inc.†	1,269	164,018
Fastenal Co.	5,560	315,141
LKQ Corp.	2,842	155,997
WW Grainger, Inc.	805	398,564

		1,033,720

Diversified Banking Institutions — 3.3%
Bank of America Corp.	74,974	3,459,300
Citigroup, Inc.	36,887	2,402,082
JPMorgan Chase & Co.	29,666	4,408,368
Morgan Stanley	13,610	1,395,569

		11,665,319

Diversified Manufacturing Operations — 2.1%
3M Co.	10,712	1,778,406
A.O. Smith Corp.	1,238	94,608
Eaton Corp. PLC	7,410	1,173,966
General Electric Co.	20,414	1,928,715
Illinois Tool Works, Inc.	3,133	732,871
Parker-Hannifin Corp.	2,400	744,024
Textron, Inc.	4,098	278,910
Trane Technologies PLC	4,416	764,410

		7,495,910

Drug Delivery Systems — 0.4%
Becton Dickinson & Co.	5,339	1,356,853

E-Commerce/Products — 0.0%
eBay, Inc.	2,677	160,807

E-Commerce/Services — 0.8%
Booking Holdings, Inc.†	763	1,874,027
Expedia Group, Inc.†	2,714	497,449
Match Group, Inc.†	5,262	593,028

		2,964,504

E-Services/Consulting — 0.1%
CDW Corp.	1,034	195,478

Electric Products-Misc. — 0.5%
AMETEK, Inc.	4,300	588,111

Security Description	Shares	Value (Note 2)
Electric Products-Misc. (continued)
Emerson Electric Co.	11,113	$1,021,840

		1,609,951

Electric-Distribution — 0.4%
Consolidated Edison, Inc.	6,576	568,495
Sempra Energy	5,936	820,118

		1,388,613

Electric-Integrated — 4.4%
AES Corp.	12,394	274,899
Alliant Energy Corp.	4,654	278,588
Ameren Corp.	4,789	424,976
American Electric Power Co., Inc.	9,363	846,415
CenterPoint Energy, Inc.	11,690	331,528
CMS Energy Corp.	5,385	346,686
Dominion Energy, Inc.	15,056	1,214,417
DTE Energy Co.	3,601	433,668
Duke Energy Corp.	14,300	1,502,358
Edison International	7,062	443,423
Entergy Corp.	3,736	417,573
Evergy, Inc.	4,263	276,925
Eversource Energy	6,391	571,931
Exelon Corp.	18,187	1,053,937
FirstEnergy Corp.	10,121	424,677
NextEra Energy, Inc.	36,475	2,849,427
Pinnacle West Capital Corp.	2,097	145,972
PPL Corp.	13,956	414,214
Public Service Enterprise Group, Inc.	9,400	625,382
Southern Co.	19,701	1,369,023
WEC Energy Group, Inc.	5,864	569,043
Xcel Energy, Inc.	10,014	697,575

		15,512,637

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,384	172,197

Electronic Components-Semiconductors — 2.9%
Broadcom, Inc.	3,290	1,927,545
Intel Corp.	75,604	3,690,987
IPG Photonics Corp.†	664	102,568
Microchip Technology, Inc.	5,364	415,603
Micron Technology, Inc.	20,795	1,710,805
Qorvo, Inc.†	1,045	143,458
Skyworks Solutions, Inc.	1,627	238,388
Texas Instruments, Inc.	8,756	1,571,614
Xilinx, Inc.	1,198	231,873

		10,032,841

Electronic Connectors — 0.4%
Amphenol Corp., Class A	5,225	415,858
TE Connectivity, Ltd.	6,066	867,498

		1,283,356

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	2,251	313,609
Fortive Corp.	6,666	470,220
Keysight Technologies, Inc.†	856	144,510
Trimble, Inc.†	2,053	148,144

		1,076,483

Electronic Security Devices — 0.1%
Allegion PLC	1,667	204,591

322

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Energy-Alternate Sources — 0.0%
SolarEdge Technologies, Inc.†	244	$58,126

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	1,357	176,654

Enterprise Software/Service — 0.6%
Ceridian HCM Holding, Inc.†	1,494	113,275
Paycom Software, Inc.†	224	75,107
salesforce.com, Inc.†	7,098	1,651,208
Tyler Technologies, Inc.†	289	136,928

		1,976,518

Entertainment Software — 0.6%
Activision Blizzard, Inc.	14,479	1,143,986
Electronic Arts, Inc.	5,257	697,393
Take-Two Interactive Software, Inc.†	814	132,959

		1,974,338

Finance-Consumer Loans — 0.1%
Synchrony Financial	4,375	186,331

Finance-Credit Card — 2.6%
American Express Co.	6,531	1,174,404
Capital One Financial Corp.	4,114	603,647
Mastercard, Inc., Class A	8,547	3,302,390
Visa, Inc., Class A	17,770	4,019,041

		9,099,482

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	8,943	784,301

Finance-Other Services — 0.7%
Cboe Global Markets, Inc.	833	98,735
CME Group, Inc.	6,681	1,533,289
Intercontinental Exchange, Inc.	4,504	570,477
Nasdaq, Inc.	479	85,842

		2,288,343

Food-Confectionery — 0.7%
Hershey Co.	1,487	293,043
J.M. Smucker Co.	2,014	283,128
Mondelez International, Inc., Class A	25,932	1,738,222

		2,314,393

Food-Meat Products — 0.2%
Hormel Foods Corp.	5,245	248,980
Tyson Foods, Inc., Class A	5,481	498,168

		747,148

Food-Misc./Diversified — 0.8%
Campbell Soup Co.	3,763	166,024
Conagra Brands, Inc.	8,917	309,955
General Mills, Inc.	11,260	773,337
Kellogg Co.	4,756	299,628
Kraft Heinz Co.	13,198	472,488
Lamb Weston Holdings, Inc.	2,715	174,330
McCormick & Co., Inc.	4,635	464,937

		2,660,699

Food-Retail — 0.2%
Kroger Co.	12,580	548,362

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	9,530	744,770

Security Description	Shares	Value (Note 2)
Gas-Distribution — 0.1%
Atmos Energy Corp.	2,462	$263,976
NiSource, Inc.	7,300	213,014

		476,990

Gold Mining — 0.3%
Newmont Corp.	14,824	906,784

Home Decoration Products — 0.0%
Newell Brands, Inc.	3,308	76,779

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.†	3,057	443,601
Marriott International, Inc., Class A†	5,086	819,457

		1,263,058

Human Resources — 0.0%
Robert Half International, Inc.	662	74,978

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,035	299,343

Industrial Gases — 0.8%
Air Products & Chemicals, Inc.	4,115	1,160,924
Linde PLC	4,669	1,487,917

		2,648,841

Instruments-Controls — 0.8%
Honeywell International, Inc.	12,798	2,616,935
Mettler-Toledo International, Inc.†	158	232,684

		2,849,619

Insurance Brokers — 0.6%
Aon PLC, Class A	1,638	452,809
Arthur J. Gallagher & Co.	2,158	340,835
Brown & Brown, Inc.	1,351	89,544
Marsh & McLennan Cos., Inc.	3,660	562,322
Willis Towers Watson PLC	2,316	541,851

		1,987,361

Insurance-Life/Health — 0.6%
Aflac, Inc.	11,314	710,746
Globe Life, Inc.	1,727	176,672
Lincoln National Corp.	3,158	220,997
Principal Financial Group, Inc.	4,583	334,834
Prudential Financial, Inc.	7,027	784,002

		2,227,251

Insurance-Multi-line — 1.4%
Allstate Corp.	5,329	643,050
American International Group, Inc.(2)	15,435	891,371
Chubb, Ltd.	8,007	1,579,621
Cincinnati Financial Corp.	1,477	174,035
Hartford Financial Services Group, Inc.	6,327	454,722
Loews Corp.	3,726	222,293
MetLife, Inc.	13,291	891,295

		4,856,387

Insurance-Property/Casualty — 3.7%
Assurant, Inc.	1,059	161,508
Berkshire Hathaway, Inc., Class B†	34,045	10,656,766
Progressive Corp.	10,876	1,181,786
Travelers Cos., Inc.	4,573	759,941
WR Berkley Corp.	2,594	219,193

		12,979,194

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	732	207,449

323

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Entertainment — 0.1%
Twitter, Inc.†	7,730	$289,952

Internet Infrastructure Software — 0.0%
F5, Inc.†	527	109,416

Internet Security — 0.1%
NortonLifeLock, Inc.	10,815	281,298

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	811	246,795
BlackRock, Inc.	1,274	1,048,426
Franklin Resources, Inc.	2,873	91,850
Invesco, Ltd.	6,345	143,778
Raymond James Financial, Inc.	1,412	149,488
T. Rowe Price Group, Inc.	1,253	193,501

		1,873,838

Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	10,056	2,026,887

Machinery-Farming — 0.3%
Deere & Co.	2,832	1,065,965

Machinery-General Industrial — 0.3%
IDEX Corp.	834	179,677
Otis Worldwide Corp.	4,738	404,767
Westinghouse Air Brake Technologies Corp.	3,473	308,750

		893,194

Machinery-Pumps — 0.2%
Dover Corp.	1,445	245,520
Ingersoll Rand, Inc.	7,577	425,903
Xylem, Inc.	1,978	207,730

		879,153

Medical Information Systems — 0.1%
Cerner Corp.	5,470	498,864

Medical Instruments — 1.4%
Boston Scientific Corp.†	26,490	1,136,421
Edwards Lifesciences Corp.†	4,294	468,905
Intuitive Surgical, Inc.†	2,057	584,558
Medtronic PLC	25,018	2,589,113

		4,778,997

Medical Labs & Testing Services — 0.2%
Catalent, Inc.†	1,273	132,303
IQVIA Holdings, Inc.†	959	234,859
Laboratory Corp. of America Holdings†	836	226,857
Quest Diagnostics, Inc.	1,231	166,210

		760,229

Medical Products — 1.4%
Abbott Laboratories	15,450	1,969,257
ABIOMED, Inc.†	381	112,726
Baxter International, Inc.	9,308	795,276
Cooper Cos., Inc.	917	365,241
Henry Schein, Inc.†	2,578	194,123
STERIS PLC	1,078	241,903
Stryker Corp.	3,682	913,320
Zimmer Biomet Holdings, Inc.	3,884	477,810

		5,069,656

Medical-Biomedical/Gene — 1.4%
Amgen, Inc.	6,178	1,403,271
Bio-Rad Laboratories, Inc., Class A†	181	108,551

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Biogen, Inc.†	2,731	$617,206
Gilead Sciences, Inc.	23,319	1,601,549
Illumina, Inc.†	1,482	516,951
Incyte Corp.†	1,989	147,842
Vertex Pharmaceuticals, Inc.†	1,891	459,608

		4,854,978

Medical-Drugs — 5.8%
AbbVie, Inc.	15,118	2,069,503
Bristol-Myers Squibb Co.	41,262	2,677,491
Johnson & Johnson	48,939	8,431,700
Merck & Co., Inc.	46,956	3,825,975
Organon & Co.	4,713	150,392
Pfizer, Inc.	47,997	2,528,962
Zoetis, Inc.	2,990	597,372

		20,281,395

Medical-Generic Drugs — 0.1%
Viatris, Inc.	22,482	336,556

Medical-HMO — 2.4%
Anthem, Inc.	4,512	1,989,747
Centene Corp.†	10,847	843,463
Humana, Inc.	2,389	937,682
UnitedHealth Group, Inc.	10,155	4,798,948

		8,569,840

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	1,870	448,893
Universal Health Services, Inc., Class B	1,359	176,752

		625,645

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	2,781	378,772
Cardinal Health, Inc.	5,238	270,124
McKesson Corp.	2,838	728,571

		1,377,467

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	15,287	568,982

Multimedia — 1.5%
FactSet Research Systems, Inc.	294	124,036
ViacomCBS, Inc., Class B	11,278	377,249
Walt Disney Co.†	33,780	4,829,526

		5,330,811

Networking Products — 0.7%
Cisco Systems, Inc.	43,122	2,400,602

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	2,179	278,171
Waste Management, Inc.	3,506	527,443

		805,614

Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	268	136,444

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	754	154,887

Oil Companies-Exploration & Production — 1.3%
APA Corp.	3,039	100,925
ConocoPhillips	24,519	2,172,874
Coterra Energy, Inc.	15,124	331,216
EOG Resources, Inc.	5,873	654,722
Hess Corp.	1,486	137,143

324

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Marathon Oil Corp.	14,473	$281,789
Occidental Petroleum Corp.	9,732	366,604
Pioneer Natural Resources Co.	1,857	406,479

		4,451,752

Oil Companies-Integrated — 3.0%
Chevron Corp.	35,835	4,706,211
Exxon Mobil Corp.	78,701	5,978,128

		10,684,339

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	11,444	821,107
Phillips 66	8,145	690,615
Valero Energy Corp.	7,600	630,572

		2,142,294

Oil-Field Services — 0.6%
Baker Hughes Co.	16,249	445,872
Halliburton Co.	16,640	511,514
Schlumberger NV	26,074	1,018,711

		1,976,097

Paper & Related Products — 0.1%
International Paper Co.	7,199	347,352

Pharmacy Services — 1.1%
Cigna Corp.	6,161	1,419,864
CVS Health Corp.	24,539	2,613,649

		4,033,513

Pipelines — 0.5%
Kinder Morgan, Inc.	36,250	629,300
ONEOK, Inc.	4,725	286,713
Williams Cos., Inc.	22,587	676,255

		1,592,268

Publishing-Newspapers — 0.1%
News Corp., Class A	7,306	162,486
News Corp., Class B	2,264	50,351

		212,837

Racetracks — 0.0%
Penn National Gaming, Inc.†	3,088	140,844

Real Estate Investment Trusts — 3.2%
Alexandria Real Estate Equities, Inc.	2,621	510,676
American Tower Corp.	4,148	1,043,222
AvalonBay Communities, Inc.	1,507	368,055
Boston Properties, Inc.	2,642	296,115
Crown Castle International Corp.	4,419	806,512
Digital Realty Trust, Inc.	5,276	787,337
Duke Realty Corp.	2,478	143,179
Equinix, Inc.	904	655,310
Equity Residential	6,344	562,903
Essex Property Trust, Inc.	678	225,435
Federal Realty Investment Trust	755	96,255
Healthpeak Properties, Inc.	10,021	354,443
Host Hotels & Resorts, Inc.†	13,274	230,171
Iron Mountain, Inc.	2,099	96,386
Kimco Realty Corp.	11,459	277,995
Mid-America Apartment Communities, Inc.	813	168,031
Prologis, Inc.	5,360	840,555
Public Storage	1,163	416,970
Realty Income Corp.	10,517	729,985
Regency Centers Corp.	2,865	205,564
SBA Communications Corp.	890	289,642
Simon Property Group, Inc.	2,444	359,757

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
UDR, Inc.	2,431	$138,178
Ventas, Inc.	7,421	393,461
Vornado Realty Trust	2,956	121,225
Welltower, Inc.	8,092	701,010
Weyerhaeuser Co.	8,076	326,513

		11,144,885

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	3,111	315,269

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	538	172,225

Respiratory Products — 0.1%
ResMed, Inc.	1,138	260,147

Retail-Apparel/Shoe — 0.2%
Gap, Inc.	3,985	72,009
Ross Stores, Inc.	6,606	645,736

		717,745

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	609	140,990
Genuine Parts Co.	2,648	352,793

		493,783

Retail-Automobile — 0.0%
CarMax, Inc.†	1,416	157,417

Retail-Building Products — 0.5%
Home Depot, Inc.	4,709	1,728,109

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,115	408,537

Retail-Discount — 2.3%
Costco Wholesale Corp.	4,025	2,033,148
Dollar General Corp.	4,337	904,178
Dollar Tree, Inc.†	4,181	548,631
Target Corp.	4,083	900,016
Walmart, Inc.	26,437	3,696,157

		8,082,130

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	13,356	664,595

Retail-Major Department Stores — 0.5%
TJX Cos., Inc.	22,355	1,608,889

Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	1,720	96,440

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	445	161,864

Retail-Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	173	257,005
Darden Restaurants, Inc.	2,413	337,506
Domino’s Pizza, Inc.	223	101,387
McDonald’s Corp.	7,640	1,982,198
Starbucks Corp.	10,749	1,056,842
Yum! Brands, Inc.	2,888	361,491

		4,096,429

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	7,957	154,207

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	9,990	1,638,060
NXP Semiconductors NV	1,829	375,750

		2,013,810

325

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	745	$139,464

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	4,539	465,928

Steel-Producers — 0.1%
Nucor Corp.	2,444	247,822

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc.	14,278	600,247

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	6,045	210,487

Telephone-Integrated — 2.2%
AT&T, Inc.	132,749	3,385,099
Lumen Technologies, Inc.	17,130	211,727
Verizon Communications, Inc.	76,964	4,096,794

		7,693,620

Textile-Home Furnishings — 0.0%
Mohawk Industries, Inc.†	1,020	161,027

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,431	156,709

Tobacco — 1.3%
Altria Group, Inc.	34,149	1,737,501
Philip Morris International, Inc.	28,941	2,976,582

		4,714,083

Tools-Hand Held — 0.2%
Snap-on, Inc.	999	208,042
Stanley Black & Decker, Inc.	3,031	529,364

		737,406

Toys — 0.1%
Hasbro, Inc.	2,411	222,969

Transport-Rail — 1.2%
CSX Corp.	41,232	1,410,959
Norfolk Southern Corp.	4,524	1,230,483
Union Pacific Corp.	7,051	1,724,322

		4,365,764

Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	2,416	252,834
FedEx Corp.	4,543	1,116,942
United Parcel Service, Inc., Class B	7,726	1,562,275

		2,932,051

Security Description	Shares/ Principal Amount	Value (Note 2)
Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	640	$123,226

Water — 0.2%
American Water Works Co., Inc.	3,375	542,700

Water Treatment Systems — 0.0%
Pentair PLC	1,292	82,300

Web Hosting/Design — 0.1%
VeriSign, Inc.†	952	206,755

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,287	298,507

Total Common Stocks (cost $296,833,161)		349,052,941

EXCHANGE-TRADED FUNDS — 0.4%
iShares S&P 500 Value ETF (cost $1,294,224)	8,672	1,335,748

Total Long-Term Investment Securities (cost $298,127,385)		350,388,689

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.36% due 12/29/2022(3) (cost $99,673)	$100,000	99,339

TOTAL INVESTMENTS (cost $298,227,058)(1)	99.9%	350,488,028
Other assets less liabilities	0.1	462,926

NET ASSETS	100.0%	$350,950,954

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
(2)	Security represents an investment in an affiliated company (see Note 8).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)

4	Long	S&P 500 E-Mini Index	March 2022	$931,776	$900,850	($30,926)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

326

SunAmerica Series Trust SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$349,052,941	$—	$—	$349,052,941
Exchange-Traded Funds	1,335,748	—	—	1,335,748
Short-Term Investment Securities	—	99,339	—	99,339

Total Investments at Value	$350,388,689	$99,339	$—	$350,488,028

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$30,926	$—	$—	$30,926

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

327

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Computers	12.9%
Applications Software	12.6
Web Portals/ISP	6.5
E-Commerce/Products	5.6
Internet Content-Entertainment	4.9
Electronic Components-Semiconductors	4.6
Semiconductor Equipment	2.7
Real Estate Investment Trusts	2.7
Computer Services	2.7
Medical-Drugs	2.5
Auto-Cars/Light Trucks	2.4
Electronic Forms	2.1
Medical-Biomedical/Gene	2.1
Enterprise Software/Service	1.8
Finance-Credit Card	1.7
Retail-Restaurants	1.7
Transport-Services	1.6
Retail-Building Products	1.5
Commercial Services-Finance	1.3
Recreational Vehicles	1.3
Cosmetics & Toiletries	1.3
Medical-Wholesale Drug Distribution	1.3
Cable/Satellite TV	1.2
E-Commerce/Services	1.2
Computer Software	1.0
Consulting Services	1.0
Semiconductor Components-Integrated Circuits	1.0
Retail-Auto Parts	1.0
Computer Data Security	0.9
Retail-Apparel/Shoe	0.8
Athletic Footwear	0.8
Pipelines	0.7
Medical Products	0.7
Medical Labs & Testing Services	0.7
Retail-Discount	0.7
Diagnostic Equipment	0.6
Medical Instruments	0.6
Insurance-Multi-line	0.6
Transport-Truck	0.6
Machinery-Electrical	0.6
Hotels/Motels	0.6
Beverages-Non-alcoholic	0.5
Finance-Consumer Loans	0.5
Entertainment Software	0.5
Oil Companies-Exploration & Production	0.4
Machinery-Farming	0.4
Aerospace/Defense	0.4
Computer Aided Design	0.4
Food-Misc./Diversified	0.4
Office Automation & Equipment	0.3
Diversified Manufacturing Operations	0.3
Transport-Rail	0.3
Private Equity	0.2
Pharmacy Services	0.2
Retail-Major Department Stores	0.2
Medical-Hospitals	0.2
Building Products-Air & Heating	0.2
Retail-Misc./Diversified	0.2
Diversified Banking Institutions	0.2
Data Processing/Management	0.2
Coatings/Paint	0.2

Machinery-Pumps	0.1%
Industrial Gases	0.1
Food-Retail	0.1
Retail-Perfume & Cosmetics	0.1
Tobacco	0.1
Web Hosting/Design	0.1
Human Resources	0.1

100.0%

*	Calculated as a percentage of net assets

328

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 100.0%
Aerospace/Defense — 0.4%
Northrop Grumman Corp.	8,357	$3,091,254

Applications Software — 12.6%
Microsoft Corp.	270,911	84,247,903
ServiceNow, Inc.†	16,018	9,383,024

		93,630,927

Athletic Footwear — 0.8%
NIKE, Inc., Class B	37,787	5,595,121

Auto-Cars/Light Trucks — 2.4%
Tesla, Inc.†	18,885	17,689,957

Beverages-Non-alcoholic — 0.5%
PepsiCo, Inc.	22,207	3,853,359

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	22,358	1,624,756

Cable/Satellite TV — 1.2%
Charter Communications, Inc., Class A†	15,408	9,142,183

Coatings/Paint — 0.2%
Sherwin-Williams Co.	4,300	1,231,993

Commercial Services-Finance — 1.3%
PayPal Holdings, Inc.†	56,055	9,638,097

Computer Aided Design — 0.4%
Autodesk, Inc.†	11,004	2,748,689

Computer Data Security — 0.9%
Crowdstrike Holdings, Inc., Class A†	35,498	6,412,359
Fortinet, Inc.†	1,059	314,777

		6,727,136

Computer Services — 2.7%
Accenture PLC, Class A	38,749	13,700,872
EPAM Systems, Inc.†	13,215	6,292,190

		19,993,062

Computer Software — 1.0%
Dropbox, Inc., Class A†	313,985	7,771,129

Computers — 12.9%
Apple, Inc.	547,598	95,709,178

Consulting Services — 1.0%
Gartner, Inc.†	26,366	7,748,704

Cosmetics & Toiletries — 1.3%
Colgate-Palmolive Co.	114,065	9,404,659

Data Processing/Management — 0.2%
DocuSign, Inc.†	10,943	1,376,301

Diagnostic Equipment — 0.6%
Danaher Corp.	16,838	4,812,132

Diversified Banking Institutions — 0.2%
Goldman Sachs Group, Inc.	4,039	1,432,553

Diversified Manufacturing Operations — 0.3%
Eaton Corp. PLC	14,430	2,286,145

E-Commerce/Products — 5.6%
Amazon.com, Inc.†	13,927	41,662,203

E-Commerce/Services — 1.2%
Booking Holdings, Inc.†	3,631	8,918,208

Electronic Components-Semiconductors — 4.6%
Advanced Micro Devices, Inc.†	98,516	11,255,453
NVIDIA Corp.	54,319	13,300,550

Security Description	Shares	Value (Note 2)
Electronic Components-Semiconductors (continued)
Texas Instruments, Inc.	53,691	$9,636,998

		34,193,001

Electronic Forms — 2.1%
Adobe, Inc.†	29,704	15,870,847

Enterprise Software/Service — 1.8%
Atlassian Corp. PLC, Class A†	28,638	9,288,449
SS&C Technologies Holdings, Inc.	51,351	4,101,404

		13,389,853

Entertainment Software — 0.5%
Electronic Arts, Inc.	27,110	3,596,413

Finance-Consumer Loans — 0.5%
SLM Corp.	207,347	3,802,744

Finance-Credit Card — 1.7%
American Express Co.	3,659	657,961
Mastercard, Inc., Class A	9,761	3,771,455
Visa, Inc., Class A	36,581	8,273,525

		12,702,941

Food-Misc./Diversified — 0.4%
General Mills, Inc.	38,048	2,613,137

Food-Retail — 0.1%
Albertsons Cos., Inc., Class A	28,998	816,294

Hotels/Motels — 0.6%
Marriott International, Inc., Class A†	26,000	4,189,120

Human Resources — 0.1%
Robert Half International, Inc.	3,781	428,236

Industrial Gases — 0.1%
Linde PLC	2,647	843,546

Insurance-Multi-line — 0.6%
MetLife, Inc.	64,874	4,350,450

Internet Content-Entertainment — 4.9%
Meta Platforms, Inc., Class A†	117,025	36,659,252

Machinery-Electrical — 0.6%
Regal Rexnord Corp.	26,956	4,271,987

Machinery-Farming — 0.4%
AGCO Corp.	26,531	3,109,433

Machinery-Pumps — 0.1%
Ingersoll Rand, Inc.	15,805	888,399

Medical Instruments — 0.6%
Boston Scientific Corp.†	94,662	4,061,000
Bruker Corp.	5,788	385,481

		4,446,481

Medical Labs & Testing Services — 0.7%
Charles River Laboratories International, Inc.†	8,116	2,676,332
Laboratory Corp. of America Holdings†	3,452	936,735
Syneos Health, Inc.†	15,595	1,412,283

		5,025,350

Medical Products — 0.7%
Abbott Laboratories	6,383	813,577
Align Technology, Inc.†	9,198	4,552,642

		5,366,219

Medical-Biomedical/Gene — 2.1%
Exelixis, Inc.†	33,617	608,468

329

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Incyte Corp.†	35,641	$2,649,196
Maravai LifeSciences Holdings, Inc., Class A†	68,045	1,967,861
Moderna, Inc.†	15,186	2,571,445
Vertex Pharmaceuticals, Inc.†	31,525	7,662,151

		15,459,121

Medical-Drugs — 2.5%
Eli Lilly & Co.	34,268	8,409,025
Johnson & Johnson	26,428	4,553,280
Merck & Co., Inc.	69,053	5,626,438

		18,588,743

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	7,209	1,730,521

Medical-Wholesale Drug Distribution — 1.3%
McKesson Corp.	36,495	9,368,996

Office Automation & Equipment — 0.3%
Zebra Technologies Corp., Class A†	4,775	2,431,048

Oil Companies-Exploration & Production — 0.4%
EOG Resources, Inc.	28,976	3,230,245

Pharmacy Services — 0.2%
Cigna Corp.	7,841	1,807,037

Pipelines — 0.7%
Cheniere Energy, Inc.	48,711	5,450,761

Private Equity — 0.2%
KKR & Co., Inc.	26,098	1,857,134

Real Estate Investment Trusts — 2.7%
Extra Space Storage, Inc.	49,320	9,774,731
National Storage Affiliates Trust	27,868	1,715,554
Public Storage	21,558	7,729,189
Simon Property Group, Inc.	5,389	793,261

		20,012,735

Recreational Vehicles — 1.3%
Brunswick Corp.	64,283	5,836,253
Polaris, Inc.	33,476	3,769,063

		9,605,316

Retail-Apparel/Shoe — 0.8%
Burlington Stores, Inc.†	10,190	2,414,317
Ross Stores, Inc.	35,578	3,477,749

		5,892,066

Retail-Auto Parts — 1.0%
AutoZone, Inc.†	3,561	7,073,392

Retail-Building Products — 1.5%
Home Depot, Inc.	30,536	11,206,101

Security Description	Shares	Value (Note 2)
Retail-Discount — 0.7%
Walmart, Inc.	35,282	$4,932,776

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	24,561	1,767,655

Retail-Misc./Diversified — 0.2%
Bath & Body Works, Inc.	14,828	831,406
Five Below, Inc.†	4,362	715,368

		1,546,774

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	2,058	748,577

Retail-Restaurants — 1.7%
Domino’s Pizza, Inc.	2,728	1,240,285
Starbucks Corp.	49,332	4,850,322
Texas Roadhouse, Inc.	35,941	3,069,002
Yum China Holdings, Inc.	65,429	3,151,715

		12,311,324

Semiconductor Components-Integrated Circuits — 1.0%
NXP Semiconductors NV	36,466	7,491,575

Semiconductor Equipment — 2.7%
Applied Materials, Inc.	97,962	13,536,389
Lam Research Corp.	11,354	6,697,952

		20,234,341

Tobacco — 0.1%
Philip Morris International, Inc.	5,874	604,141

Transport-Rail — 0.3%
CSX Corp.	62,987	2,155,415

Transport-Services — 1.6%
United Parcel Service, Inc., Class B	58,137	11,755,883

Transport-Truck — 0.6%
Old Dominion Freight Line, Inc.	14,354	4,333,903

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	7,900	598,109

Web Portals/ISP — 6.5%
Alphabet, Inc., Class A†	9,431	25,520,946
Alphabet, Inc., Class C†	8,293	22,506,953

		48,027,899

TOTAL INVESTMENTS (cost $494,479,839 )(1)	100.0%	742,873,037
Liabilities in excess of other assets	(0.0)	(220,961)

NET ASSETS	100.0%	$742,652,076

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$742,873,037	$—	$—	$742,873,037

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

330

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Web Portals/ISP	7.2%
Diversified Banking Institutions	6.9
Applications Software	6.0
Medical-Drugs	5.8
Finance-Credit Card	4.0
Retail-Discount	4.0
Real Estate Investment Trusts	3.5
Diagnostic Equipment	3.4
Computers	2.8
Computer Services	2.6
Data Processing/Management	2.6
Beverages-Wine/Spirits	2.4
Medical-Biomedical/Gene	2.1
Containers-Metal/Glass	2.1
Cable/Satellite TV	1.9
Oil Companies-Exploration & Production	1.9
Instruments-Controls	1.8
Retail-Building Products	1.7
Drug Delivery Systems	1.6
Medical Labs & Testing Services	1.6
Electronic Forms	1.6
Chemicals-Diversified	1.6
Medical Instruments	1.6
Cosmetics & Toiletries	1.5
Textile-Apparel	1.5
Finance-Other Services	1.5
Building Products-Air & Heating	1.5
Electronic Components-Semiconductors	1.4
Entertainment Software	1.4
Banks-Commercial	1.2
Aerospace/Defense-Equipment	1.2
Retail-Gardening Products	1.2
Enterprise Software/Service	1.1
Insurance-Multi-line	1.1
Building Products-Wood	1.1
Coatings/Paint	1.1
Electronic Connectors	1.0
Semiconductor Components-Integrated Circuits	1.0
Transport-Rail	0.9
Finance-Investment Banker/Broker	0.9
Pharmacy Services	0.9
Electric Products-Misc.	0.9
E-Commerce/Products	0.9
Athletic Footwear	0.9
Consumer Products-Misc.	0.8
Electronic Measurement Instruments	0.8
Food-Confectionery	0.8
Private Equity	0.7
Food-Dairy Products	0.7
Electric-Integrated	0.6
Retail-Restaurants	0.3
Transport-Truck	0.3

99.9%

*	Calculated as a percentage of net assets

331

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.9%
Aerospace/Defense-Equipment — 1.2%
Howmet Aerospace, Inc.	426,271	$13,252,765

Applications Software — 6.0%
Microsoft Corp.	211,273	65,701,678

Athletic Footwear — 0.9%
NIKE, Inc., Class B	63,898	9,461,377

Banks-Commercial — 1.2%
Truist Financial Corp.	214,755	13,490,909

Beverages-Wine/Spirits — 2.4%
Diageo PLC	290,630	14,649,752
Pernod Ricard SA	56,408	12,044,961

		26,694,713

Building Products-Air & Heating — 1.5%
Johnson Controls International PLC	222,382	16,160,500

Building Products-Wood — 1.1%
Masco Corp.	189,030	11,971,270

Cable/Satellite TV — 1.9%
Cable One, Inc.	3,267	5,046,633
Comcast Corp., Class A	322,745	16,134,022

		21,180,655

Chemicals-Diversified — 1.6%
DuPont de Nemours, Inc.	140,221	10,740,928
PPG Industries, Inc.	42,079	6,572,740

		17,313,668

Coatings/Paint — 1.1%
Sherwin-Williams Co.	40,688	11,657,519

Computer Services — 2.6%
Accenture PLC, Class A	44,113	15,597,474
Amdocs, Ltd.	169,538	12,866,239

		28,463,713

Computers — 2.8%
Apple, Inc.	179,161	31,313,760

Consumer Products-Misc. — 0.8%
Kimberly-Clark Corp.	63,303	8,713,658

Containers-Metal/Glass — 2.1%
Ball Corp.	98,120	9,527,452
Crown Holdings, Inc.	120,288	13,760,947

		23,288,399

Cosmetics & Toiletries — 1.5%
Colgate-Palmolive Co.	128,486	10,593,670
Estee Lauder Cos., Inc., Class A	20,263	6,317,801

		16,911,471

Data Processing/Management — 2.6%
Fidelity National Information Services, Inc.	146,005	17,508,920
Fiserv, Inc.†	100,173	10,588,286

		28,097,206

Diagnostic Equipment — 3.4%
Danaher Corp.	54,518	15,580,699
Thermo Fisher Scientific, Inc.	37,031	21,526,120

		37,106,819

Security Description	Shares	Value (Note 2)
Diversified Banking Institutions — 6.9%
Bank of America Corp.	630,128	$29,074,106
Goldman Sachs Group, Inc.	52,526	18,629,922
JPMorgan Chase & Co.	189,057	28,093,870

		75,797,898

Drug Delivery Systems — 1.6%
Becton Dickinson & Co.	70,520	17,921,953

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	3,267	9,773,132

Electric Products-Misc. — 0.9%
AMETEK, Inc.	73,243	10,017,445

Electric-Integrated — 0.6%
American Electric Power Co., Inc.	69,697	6,300,609

Electronic Components-Semiconductors — 1.4%
Texas Instruments, Inc.	86,040	15,443,320

Electronic Connectors — 1.0%
TE Connectivity, Ltd.	78,340	11,203,403

Electronic Forms — 1.6%
Adobe, Inc.†	32,724	17,484,433

Electronic Measurement Instruments — 0.8%
Fortive Corp.	118,537	8,361,600

Enterprise Software/Service — 1.1%
salesforce.com, Inc.†	53,620	12,473,621

Entertainment Software — 1.4%
Electronic Arts, Inc.	115,827	15,365,610

Finance-Credit Card — 4.0%
Mastercard, Inc., Class A	55,131	21,301,516
Visa, Inc., Class A	101,867	23,039,259

		44,340,775

Finance-Investment Banker/Broker — 0.9%
Charles Schwab Corp.	114,981	10,083,834

Finance-Other Services — 1.5%
Nasdaq, Inc.	91,234	16,350,045

Food-Confectionery — 0.8%
Mondelez International, Inc., Class A	123,447	8,274,652

Food-Dairy Products — 0.7%
Danone SA	117,057	7,292,576

Instruments-Controls — 1.8%
Honeywell International, Inc.	95,185	19,463,429

Insurance-Multi-line — 1.1%
Chubb, Ltd.	60,882	12,010,801

Medical Instruments — 1.6%
Medtronic PLC	166,437	17,224,565

Medical Labs & Testing Services — 1.6%
ICON PLC†	67,188	17,853,195

Medical-Biomedical/Gene — 2.1%
Illumina, Inc.†	18,873	6,583,280
Maravai LifeSciences Holdings, Inc., Class A†	98,825	2,858,019
Vertex Pharmaceuticals, Inc.†	58,174	14,139,191

		23,580,490

Medical-Drugs — 5.8%
Eli Lilly & Co.	51,249	12,575,992
Johnson & Johnson	138,387	23,842,697

332

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Drugs (continued)
Merck & Co., Inc.	195,969	$15,967,554
Zoetis, Inc.	54,937	10,975,863

		63,362,106

Oil Companies-Exploration & Production — 1.9%
ConocoPhillips	233,849	20,723,698

Pharmacy Services — 0.9%
Cigna Corp.	43,485	10,021,553

Private Equity — 0.7%
Blackstone, Inc.	55,637	7,342,415

Real Estate Investment Trusts — 3.5%
American Tower Corp.	79,093	19,891,890
Equinix, Inc.	17,622	12,774,188
Rayonier, Inc.	168,858	6,170,071

		38,836,149

Retail-Building Products — 1.7%
Home Depot, Inc.	49,855	18,295,788

Retail-Discount — 4.0%
Costco Wholesale Corp.	28,915	14,605,834
Dollar General Corp.	55,200	11,508,096
Target Corp.	78,431	17,288,545

		43,402,475

Security Description	Shares	Value (Note 2)
Retail-Gardening Products — 1.2%
Tractor Supply Co.	58,609	$12,794,931

Retail-Restaurants — 0.3%
Starbucks Corp.	37,083	3,646,001

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	68,210	11,184,394

Textile-Apparel — 1.5%
LVMH Moet Hennessy Louis Vuitton SE	20,205	16,613,248

Transport-Rail — 0.9%
Canadian Pacific Railway, Ltd.	142,982	10,208,915

Transport-Truck — 0.3%
Old Dominion Freight Line, Inc.	10,480	3,164,226

Web Portals/ISP — 7.2%
Alphabet, Inc., Class A†	21,571	58,372,636
Alphabet, Inc., Class C†	7,521	20,411,768

		78,784,404

TOTAL INVESTMENTS (cost $647,758,049)(1)	99.9%	1,095,777,769
Other assets less liabilities	0.1	1,599,543

NET ASSETS	100.0%	$1,097,377,312

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,045,177,232	$50,600,537	**	$—	$1,095,777,769

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 2).

See Notes to Financial Statements

333

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Diversified Banking Institutions	8.6%
United States Treasury Notes	6.6
Diversified Financial Services	5.5
Uniform Mtg. Backed Securities	4.7
Medical-Drugs	3.8
United States Treasury Bonds	3.7
Electric-Integrated	2.5
Applications Software	2.4
Federal Home Loan Mtg. Corp.	2.3
Federal National Mtg. Assoc.	2.2
Cable/Satellite TV	2.0
Oil Companies-Exploration & Production	1.9
Electronic Components-Semiconductors	1.9
Insurance Brokers	1.8
Finance-Investment Banker/Broker	1.8
Banks-Commercial	1.6
Government National Mtg. Assoc.	1.6
Pharmacy Services	1.4
Computer Services	1.4
Diversified Manufacturing Operations	1.4
Diagnostic Equipment	1.4
Medical Instruments	1.3
Building Products-Air & Heating	1.3
Auto/Truck Parts & Equipment-Original	1.2
Chemicals-Diversified	1.1
Transport-Rail	1.1
Tobacco	1.0
Banks-Super Regional	1.0
Building Products-Wood	1.0
Insurance-Multi-line	1.0
Data Processing/Management	1.0
Semiconductor Components-Integrated Circuits	1.0
Food-Misc./Diversified	1.0
Cellular Telecom	1.0
Instruments-Controls	0.9
Medical Labs & Testing Services	0.9
Aerospace/Defense-Equipment	0.9
Real Estate Investment Trusts	0.9
Finance-Other Services	0.8
Medical-Wholesale Drug Distribution	0.7
Aerospace/Defense	0.7
Brewery	0.6
Retail-Building Products	0.6
Machinery-Pumps	0.6
Pipelines	0.6
Coatings/Paint	0.6
Retail-Discount	0.6
Insurance-Property/Casualty	0.6
Semiconductor Equipment	0.5
Soap & Cleaning Preparation	0.5
Distribution/Wholesale	0.5
Tools-Hand Held	0.5
Web Portals/ISP	0.5
Investment Management/Advisor Services	0.5
Auto-Cars/Light Trucks	0.5
Commercial Services-Finance	0.5
Food-Confectionery	0.4
Finance-Leasing Companies	0.4
Banks-Fiduciary	0.4
Telephone-Integrated	0.4
Building Products-Cement	0.4

Medical-Biomedical/Gene	0.4%
Drug Delivery Systems	0.4
Municipal Bonds & Notes	0.4
Cosmetics & Toiletries	0.4
Oil Companies-Integrated	0.4
Auto-Heavy Duty Trucks	0.3
Beverages-Non-alcoholic	0.3
Metal-Diversified	0.3
Agricultural Operations	0.3
Oil Refining & Marketing	0.3
Entertainment Software	0.3
Consumer Products-Misc.	0.3
Diversified Minerals	0.3
Enterprise Software/Service	0.3
Machinery-Electrical	0.3
Medical-Hospitals	0.3
E-Commerce/Services	0.3
Retail-Restaurants	0.2
Beverages-Wine/Spirits	0.2
Hotels/Motels	0.2
Broadcast Services/Program	0.2
Investment Companies	0.2
Gas-Transportation	0.1
Multimedia	0.1
Gas-Distribution	0.1
Electric-Transmission	0.1
Machinery-General Industrial	0.1
Insurance-Life/Health	0.1
Electronic Connectors	0.1
Retail-Auto Parts	0.1
Rental Auto/Equipment	0.1
Banks-Money Center	0.1
Advertising Agencies	0.1
Finance-Credit Card	0.1
Consulting Services	0.1
Retail-Consumer Electronics	0.1
Non-Hazardous Waste Disposal	0.1
Machinery-Farming	0.1
Retail-Convenience Store	0.1
Computers	0.1
Internet Content-Information/News	0.1

99.0%

*	Calculated as a percentage of net assets

334

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.2%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	6,696	$504,611

Aerospace/Defense — 0.6%
Lockheed Martin Corp.	3,605	1,402,814
Northrop Grumman Corp.	4,980	1,842,102

		3,244,916

Aerospace/Defense-Equipment — 0.9%
Howmet Aerospace, Inc.	60,312	1,875,100
L3Harris Technologies, Inc.	15,359	3,214,485

		5,089,585

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	22,648	1,698,600

Applications Software — 2.3%
Microsoft Corp.	40,940	12,731,521

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	20,553	1,911,224

Auto/Truck Parts & Equipment-Original — 0.8%
Aptiv PLC†	12,137	1,657,671
Lear Corp.	16,971	2,839,588

		4,497,259

Banks-Commercial — 1.4%
Truist Financial Corp.	129,162	8,113,957

Banks-Fiduciary — 0.4%
Northern Trust Corp.	18,528	2,161,106

Banks-Super Regional — 1.0%
PNC Financial Services Group, Inc.	19,224	3,959,952
US Bancorp	30,315	1,764,030

		5,723,982

Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	10,047	1,743,355

Beverages-Wine/Spirits — 0.1%
Diageo PLC	14,639	737,906

Brewery — 0.3%
Constellation Brands, Inc., Class A	8,003	1,902,713

Broadcast Services/Program — 0.2%
Discovery, Inc., Class C†	43,214	1,181,903

Building Products-Air & Heating — 1.2%
Johnson Controls International PLC	94,008	6,831,561

Building Products-Cement — 0.3%
Vulcan Materials Co.	9,892	1,882,547

Building Products-Wood — 0.8%
Masco Corp.	75,238	4,764,823

Cable/Satellite TV — 1.6%
Comcast Corp., Class A	185,556	9,275,944

Cellular Telecom — 0.6%
T-Mobile US, Inc.†	31,093	3,363,330

Chemicals-Diversified — 1.1%
DuPont de Nemours, Inc.	36,391	2,787,551
PPG Industries, Inc.	22,801	3,561,516

		6,349,067

Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	92,422	2,736,615

Security Description	Shares	Value (Note 2)
Commercial Services-Finance — 0.2%
Equifax, Inc.	3,632	$870,808

Computer Services — 1.4%
Accenture PLC, Class A	9,254	3,272,029
Amdocs, Ltd.	26,835	2,036,508
Cognizant Technology Solutions Corp., Class A	27,669	2,363,486

		7,672,023

Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	11,753	1,617,800

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	24,049	1,982,840

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	24,404	2,926,527
Fiserv, Inc.†	23,531	2,487,227

		5,413,754

Diagnostic Equipment — 1.3%
Danaher Corp.	15,612	4,461,754
Thermo Fisher Scientific, Inc.	4,630	2,691,419

		7,153,173

Distribution/Wholesale — 0.5%
LKQ Corp.	52,113	2,860,483

Diversified Banking Institutions — 5.9%
Bank of America Corp.	190,205	8,776,059
Goldman Sachs Group, Inc.	34,164	12,117,287
JPMorgan Chase & Co.	57,832	8,593,835
Morgan Stanley	39,070	4,006,238

		33,493,419

Diversified Manufacturing Operations — 1.4%
Eaton Corp. PLC	48,386	7,665,794

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	6,447	1,638,441

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	428	1,051,224

Electric-Integrated — 2.1%
Duke Energy Corp.	32,122	3,374,737
Exelon Corp.	44,880	2,600,796
PG&E Corp.†	176,956	2,263,267
Southern Co.	51,411	3,572,551

		11,811,351

Electronic Components-Semiconductors — 1.4%
Intel Corp.	72,850	3,556,537
Samsung Electronics Co., Ltd. (Preference Shares)	21,913	1,228,238
Texas Instruments, Inc.	18,885	3,389,668

		8,174,443

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	4,234	605,504

Enterprise Software/Service — 0.3%
Oracle Corp.	18,117	1,470,376

Entertainment Software — 0.3%
Electronic Arts, Inc.	12,196	1,617,921

Finance-Investment Banker/Broker — 1.8%
Charles Schwab Corp.	114,450	10,037,265

335

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Other Services — 0.7%
Cboe Global Markets, Inc.	15,620	$1,851,438
Nasdaq, Inc.	10,956	1,963,425

		3,814,863

Food-Confectionery — 0.4%
J.M. Smucker Co.	7,338	1,031,576
Mondelez International, Inc., Class A	21,239	1,423,650

		2,455,226

Food-Misc./Diversified — 0.9%
Danone SA	23,698	1,476,370
General Mills, Inc.	25,748	1,768,373
Nestle SA	12,412	1,599,062

		4,843,805

Instruments-Controls — 0.9%
Honeywell International, Inc.	25,316	5,176,616

Insurance Brokers — 1.6%
Aon PLC, Class A	18,328	5,066,593
Willis Towers Watson PLC	17,968	4,203,793

		9,270,386

Insurance-Multi-line — 1.0%
Chubb, Ltd.	27,895	5,503,126

Insurance-Property/Casualty — 0.6%
Travelers Cos., Inc.	19,001	3,157,586

Investment Management/Advisor Services — 0.4%
Invesco, Ltd.	91,138	2,065,187

Machinery-Electrical — 0.3%
Regal Rexnord Corp.	9,032	1,431,391

Machinery-Pumps — 0.6%
Ingersoll Rand, Inc.	62,372	3,505,930

Medical Instruments — 0.8%
Medtronic PLC	44,574	4,612,963

Medical Labs & Testing Services — 0.8%
ICON PLC†	5,966	1,585,286
Quest Diagnostics, Inc.	23,025	3,108,835

		4,694,121

Medical-Biomedical/Gene — 0.4%
Vertex Pharmaceuticals, Inc.†	8,874	2,156,826

Medical-Drugs — 3.8%
Bayer AG	13,892	842,202
Johnson & Johnson	54,333	9,361,033
Merck & Co., Inc.	87,411	7,122,248
Organon & Co.	38,035	1,213,697
Roche Holding AG	6,897	2,666,835

		21,206,015

Medical-Wholesale Drug Distribution — 0.7%
McKesson Corp.	15,604	4,005,859

Metal-Diversified — 0.2%
Rio Tinto PLC	13,642	961,068

Oil Companies-Exploration & Production — 1.9%
ConocoPhillips	49,269	4,366,219
Hess Corp.	33,247	3,068,366
Pioneer Natural Resources Co.	15,442	3,380,099

		10,814,684

Security Description	Shares/ Principal Amount	Value (Note 2)
Pharmacy Services — 1.4%
Cigna Corp.	34,857	$8,033,144

Real Estate Investment Trusts — 0.3%
STORE Capital Corp.	51,768	1,641,563

Retail-Building Products — 0.6%
Home Depot, Inc.	8,896	3,264,654

Retail-Discount — 0.6%
Walmart, Inc.	24,030	3,359,634

Retail-Restaurants — 0.2%
Wendy’s Co.	56,324	1,297,142

Semiconductor Components-Integrated Circuits — 1.0%
NXP Semiconductors NV	12,329	2,532,870
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	23,916	2,932,819

		5,465,689

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	21,121	2,918,500

Soap & Cleaning Preparation — 0.5%
Henkel AG & Co. KGaA (Preference Shares)	35,716	2,908,408

Tobacco — 1.0%
Philip Morris International, Inc.	56,233	5,783,564

Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	16,349	2,855,353

Transport-Rail — 1.1%
Union Pacific Corp.	25,028	6,120,597

Web Portals/ISP — 0.5%
Alphabet, Inc., Class A†	1,025	2,773,722

Total Common Stocks (cost $217,451,373)		327,680,766

CONVERTIBLE PREFERRED SECURITIES — 0.8%
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC Series A 5.50%	8,000	1,246,240

Cellular Telecom — 0.2%
2020 Cash Mandatory Exchangeable Trust 5.25%*	1,110	1,104,001

Diagnostic Equipment — 0.1%
Danaher Corp. 4.75%	263	501,344

Medical Instruments — 0.3%
Boston Scientific Corp 5.50%	14,114	1,644,845

Total Convertible Preferred Securities (cost $3,597,041)		4,496,430

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022*	$510,000	526,580

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC 4.00% due 03/09/2026(1)	200,000	195,750

336

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Diversified Banking Institutions (continued)
HSBC Holdings PLC 4.70% due 03/09/2031(1)	$237,000	$228,705

		424,455

Total Preferred Securities/Capital Securities (cost $954,802)		951,035

ASSET BACKED SECURITIES — 5.5%
Diversified Financial Services — 5.5%
ACRES Commercial Realty, Ltd. FRS Series 2021-FL2, Class AS 1.85% (1 ML+1.75%) due 01/15/2037*	397,000	397,000
Allegro CLO IV, Ltd. FRS Series 2016-1A, Class BR2 1.79% (3 ML+1.55%) due 01/15/2030*(2)	553,817	553,929
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	548,000	547,211
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class AS 1.56% (SOFR30A+1.51%) due 02/15/2035*	240,000	238,499
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2022-FL1, Class B 2.15% (SOFR30A+2.10%) due 01/15/2037*	1,098,000	1,098,002
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class AS 1.30% (1 ML+1.20%) due 12/15/2035*	488,500	482,390
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL3, Class B 1.70% (1 ML+1.60%) due 08/15/2034*	383,500	379,711
AREIT Trust FRS Series 2019-CRE3, Class AS 1.46% (SOFR30A+1.41%) due 09/14/2036*(3)	687,500	686,666
AREIT Trust FRS Series 2022-CRE6, Class B 1.95% (SOFR30A+1.85%) due 11/17/2024*(3)	668,000	668,000
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	256,667	257,342
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class AS 1.46% (SOFR30A+1.41%) due 09/15/2036*(3)	338,730	338,541
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.71% (1 ML+1.60%) due 12/28/2040*	121,563	136,406

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
BDS, Ltd. FRS Series 2019-FL4, Class A 1.20% (1 ML+1.10%) due 08/15/2036*	$324,013	$323,821
BPCRE Holder LLC FRS Series 2021-FL1, Class A 0.95% (1 ML+0.85%) due 02/15/2037*(3)	150,049	149,754
BSPRT Issuer, Ltd. FRS Series 2022-FL8, Class B 2.10% (SOFR30A+2.05%) due 02/15/2037*	392,500	392,500
BSPRT Issuer, Ltd. FRS Series 2021-FL6, Class AS 1.40% (1 ML+1.30%) due 03/15/2036*	1,118,500	1,114,376
BSPRT Issuer, Ltd. FRS Series 2021-FL7, Class B 2.16% (1 ML+2.05%) due 12/15/2038*	182,000	181,545
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	284,689	277,228
BXMT, Ltd. FRS Series 2021-FL4, Class AS 1.41% (1 ML+1.30%) due 05/15/2038*(3)	1,187,000	1,179,573
CHCP, Ltd. FRS Series 2021-FL1, Class AS 1.46% (SOFR30A+1.41%) due 02/15/2038*	509,000	505,177
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class A2R 1.84% (3 ML+1.70%) due 11/07/2030*(2)	795,089	794,691
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	821,121	861,201
Credit Acceptance Auto Loan Trust Series 2021-3A, Class B 1.38% due 07/15/2030*	258,000	252,790
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(3)	467,518	486,072
Cutwater, Ltd. FRS Series 2015-1A, Class AR 1.46% (3 ML+1.22%) due 01/15/2029*(2)	469,524	469,525
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 1.26% (3 ML+1.02%) due 04/15/2031*(2)	882,000	882,700
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 1.14% (3 ML+0.90%) due 04/15/2029*(2)	395,083	395,046
GLS Auto Receivables Issuer Trust Series 2020-1A, Class A 2.17% due 02/15/2024*	10,787	10,797
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(4)	23,646	25,356

337

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	$879,375	$914,216
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	635,131	654,503
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	1,010,000	1,049,802
Ladder Capital Commercial Mtg. Trust FRS Series 2021-FL2, Class B 2.01% (1 ML+1.90%) due 12/13/2038*	494,000	494,000
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class AS 1.85% (1 ML+1.75%) due 07/15/2036*	1,249,000	1,246,657
MF1 Multifamily Housing Mtg. Loan Trust FRS Series 2021-FL5, Class AS 1.36% (1 ML+1.20%) due 07/15/2036*(3)	1,229,000	1,216,701
MF1, Ltd. FRS Series 2020-FL4, Class A 1.86% (1 ML+1.70%) due 11/15/2035*	351,500	352,758
MF1, Ltd. FRS Series 2022-FL8, Class B 2.00% (SOFR30A +1.95%) due 02/19/2037*	486,092	484,588
MidOcean Credit CLO II FRS Series 2013-2A, Class BR 1.85% (3 ML+1.65%) due 01/29/2030*(2)	895,236	894,787
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(3)	324,355	343,881
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(3)	294,880	311,858
Neuberger Berman CLO XV FRS Series 2013-15A, Class BR2 1.59% (3 ML+1.35%) due 10/15/2029*(2)	371,566	371,379
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class ARR 1.40% (3 ML+1.16%) due 07/15/2034*(2)	385,000	384,692
Oaktree CLO, Ltd. FRS Series 2019-1A, Class BR 2.01% (3 ML+1.75%) due 04/22/2030*(2)	1,102,426	1,102,665
PFP, Ltd. FRS Series 2021-7, Class AS 1.26% (1 ML+1.15%) due 04/14/2038*(3)	890,956	885,483
Ready Capital Mtg. Financing LLC FRS Series 2021-FL5, Class A 1.11% (1 ML+1.00%) due 04/25/2038*(3)	689,061	683,888

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Ready Capital Mtg. Financing LLC FRS Series 2021-FL7, Class B 1.91% (1 ML+1.80%) due 11/25/2036*(3)	$240,000	$235,026
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 4.45% due 12/25/2035(4)	11,654	11,631
Santander Retail Auto Lease Trust Series 2020-A, Class B 1.88% due 03/20/2024*	339,000	341,169
Starwood Commercial Mtg., Ltd. FRS Series 2022-FL3, Class AS 1.85% (SOFR30A+1.80%) due 11/15/2038*	1,128,500	1,125,714
TPG Real Estate Finance Issuer, Ltd. FRS Series 2021-FL4, Class A 1.30% (1 ML+1.20%) due 03/15/2038*	1,184,000	1,178,073
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	502,983	513,036
Verizon Owner Trust Series 2020-A, Class B 1.98% due 07/22/2024	540,000	544,734
Veros Automobile Receivables Trust Series 2020-1, Class A 1.67% due 09/15/2023*	3,930	3,931
Voya CLO, Ltd. FRS Series 2012-4A, Class A2R3 1.69% (3 ML+1.45%) due 10/15/2030*(2)	425,864	425,650
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(3)	893,749	932,175

Total Asset Backed Securities (cost $30,769,373)		30,788,846

U.S. CORPORATE BONDS & NOTES — 9.9%
Aerospace/Defense — 0.1%
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	322,000	351,271

Applications Software — 0.1%
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	320,000	297,696
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	100,000	100,988
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	160,000	174,171

		572,855

Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.25% due 03/27/2040	165,000	168,405

Auto-Cars/Light Trucks — 0.5%
General Motors Co. Senior Notes 6.75% due 04/01/2046	216,000	292,073

338

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	$200,000	$202,511
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	408,000	412,152
Stellantis Finance US, Inc. Company Guar. Notes 2.69% due 09/15/2031*	783,000	741,439
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	914,000	948,141

		2,596,316

Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	188,000	198,377
Lear Corp. Senior Notes 4.25% due 05/15/2029	222,000	239,622

		437,999

Banks-Commercial — 0.1%
PNC Bank NA Sub. Notes 2.70% due 10/22/2029	250,000	251,110
Truist Bank Sub. Notes 2.25% due 03/11/2030	326,000	314,461

		565,571

Banks-Fiduciary — 0.0%
State Street Corp. Senior Notes 2.90% due 03/30/2026	86,000	88,532

Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	76,000	78,160

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	157,000	174,067
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	626,000	975,025
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	491,000	517,101

		1,666,193

Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	684,000	675,443

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	47,000	46,261

Security Description	Principal Amount	Value (Note 2)
Building Products-Cement (continued)
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	$166,000	$175,983
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	81,000	85,014

		307,258

Building Products-Wood — 0.2%
Masco Corp. Senior Notes 2.00% due 02/15/2031	894,000	830,903

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	447,000	401,554
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	414,000	446,880
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	90,000	99,661
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	224,000	273,710
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	283,000	256,640
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	428,000	597,025

		2,075,470

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.90% due 08/08/2029	191,000	189,470

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	401,000	385,682
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	477,000	522,111

		907,793

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 2.95% due 01/15/2032	362,000	359,440
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	336,000	326,713

		686,153

339

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	$131,000	$133,881

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 1.20% due 03/01/2026	498,000	474,221

Computers — 0.1%
Dell International LLC/EMC Corp. Senior Notes 4.90% due 10/01/2026	340,000	373,053

Consulting Services — 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	453,000	489,551

Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	147,000	144,668

Diversified Banking Institutions — 1.9%
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	679,000	657,978
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	307,000	311,707
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	334,000	345,482
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	280,000	295,327
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	607,000	595,323
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	705,000	668,529
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	1,262,000	1,236,848
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	1,161,000	1,124,997
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030	224,000	222,411
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	117,000	116,255
JPMorgan Chase & Co. Senior Notes 2.96% due 01/25/2033	452,000	454,939
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	607,000	591,318
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,051,000	1,114,197

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	$227,000	$246,339
Morgan Stanley Senior Notes 0.86% due 10/21/2025	108,000	104,723
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,283,000	1,272,417
Morgan Stanley Senior Notes 2.94% due 01/21/2033	678,000	679,916
Morgan Stanley Senior Notes 3.88% due 04/29/2024	311,000	324,860
Morgan Stanley Senior Notes 4.00% due 07/23/2025	228,000	242,327

		10,605,893

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 4.67% due 06/06/2047	374,000	439,861

E-Commerce/Services — 0.1%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	303,000	346,440

Electric-Integrated — 0.4%
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	75,000	76,417
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	344,000	344,060
Exelon Corp. Senior Notes 4.05% due 04/15/2030	406,000	438,612
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	227,000	205,696
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	30,000	30,404
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	195,000	192,199
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	276,000	294,823
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	101,000	95,164
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.00% due 06/15/2028	298,000	289,952
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	195,000	169,623
Xcel Energy, Inc. Senior Notes 3.40% due 06/01/2030	206,000	216,182

		2,353,132

340

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Transmission — 0.1%
American Transmission Systems Inc Senior Notes 2.65% due 01/15/2032*	$111,000	$108,845
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	458,000	550,145

		658,990

Electronic Components-Semiconductors — 0.3%
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	576,000	547,180
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	251,000	248,604
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	298,000	317,129
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	328,000	350,965
Intel Corp. Senior Notes 4.75% due 03/25/2050	225,000	278,022

		1,741,900

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 2.95% due 02/15/2032	179,000	175,300

Finance-Credit Card — 0.1%
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	359,000	379,766
Western Union Co. Senior Notes 2.85% due 01/10/2025	121,000	123,320

		503,086

Finance-Investment Banker/Broker — 0.0%
E*TRADE Financial Corp. Company Guar. Notes 4.50% due 06/20/2028	202,000	221,391

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.20% due 01/15/2027	301,000	292,752
Air Lease Corp. Senior Notes 2.88% due 01/15/2032	396,000	376,588

		669,340

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	133,000	121,452
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	454,000	434,488

		555,940

Security Description	Principal Amount	Value (Note 2)
Food-Misc./Diversified — 0.1%
General Mills, Inc. Senior Notes 2.88% due 04/15/2030	$93,000	$94,289
General Mills, Inc. Senior Notes 4.00% due 04/17/2025	450,000	475,952

		570,241

Gas-Distribution — 0.1%
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	281,000	262,681
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	309,000	312,541
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	101,000	128,820

		704,042

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 2.75% due 10/15/2033	340,000	317,554
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	2,000	1,927
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	393,000	415,664
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	420,000	459,220

		1,194,365

Insurance Brokers — 0.2%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	840,000	895,903
Aon Corp./Aon Global Holdings PLC Company Guar. Notes 2.60% due 12/02/2031	69,000	67,312
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	174,000	207,933

		1,171,148

Insurance-Multi-line — 0.0%
Hartford Financial Services Group, Inc. Senior Notes 3.60% due 08/19/2049	80,000	81,880

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	230,000	239,528

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	451,000	542,847

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026	94,000	92,699

341

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Machinery-Farming (continued)
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	$349,000	$364,370

		457,069

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	434,000	482,845
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 3.20% due 06/15/2025	169,000	173,092

		655,937

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	195,996
Alcon Finance Corp. Company Guar. Notes 3.80% due 09/23/2049*	312,000	326,027
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030	336,000	331,663
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	497,000	525,244

		1,378,930

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	351,000	406,515

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	152,000	157,899

Medical-Hospitals — 0.3%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	448,000	477,281
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	511,000	591,427
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	33,000	35,822
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	257,000	293,613

		1,398,143

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	359,000	336,039
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	150,000	143,396
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	268,000	276,008

		755,443

Security Description	Principal Amount	Value (Note 2)
Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	$744,000	$765,021

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	210,000	190,119
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	255,000	275,179

		465,298

Oil Companies-Exploration & Production — 0.0%
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	76,000	82,788

Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.72% due 01/12/2032	904,000	894,101

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	229,000	250,721
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	722,000	674,747
Valero Energy Corp. Senior Notes 3.65% due 12/01/2051	132,000	123,262
Valero Energy Corp. Senior Notes 6.63% due 06/15/2037	450,000	580,957

		1,629,687

Pharmacy Services — 0.0%
Cigna Corp. Senior Notes 3.20% due 03/15/2040	116,000	111,779

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	389,000	404,249
Enterprise Products Operating LLC Company Guar. Notes 4.20% due 01/31/2050	162,000	171,695
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	479,000	499,340
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	499,000	547,473
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	399,000	407,189
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	108,000	118,437
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	326,000	359,485

342

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	$174,000	$181,182

		2,689,050

Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	191,000	194,963
American Tower Corp. Senior Notes 3.60% due 01/15/2028	233,000	243,341
Boston Properties LP Senior Notes 2.55% due 04/01/2032	279,000	268,535
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	356,000	380,180
Brixmor Operating Partnership LP Senior Notes 4.13% due 05/15/2029	36,000	38,799
Crown Castle International Corp. Senior Notes 1.35% due 07/15/2025	147,000	142,609
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	544,000	570,204
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	382,000	366,421
Equinix, Inc. Senior Notes 2.63% due 11/18/2024	603,000	612,113
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	331,000	364,103
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	120,000	125,089

		3,306,357

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	399,000	566,263

Retail-Auto Parts — 0.1%
Genuine Parts Co. Senior Notes 2.75% due 02/01/2032	598,000	581,495

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 3.90% due 06/15/2047	233,000	257,432

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	424,000	468,380

Retail-Major Department Stores — 0.0%
TJX Cos, Inc. Senior Notes 3.88% due 04/15/2030	96,000	105,579

Security Description	Principal Amount	Value (Note 2)
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.84% due 05/01/2025	$120,000	$125,914

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	448,000	440,521
AT&T, Inc. Senior Notes 3.65% due 09/15/2059	400,000	379,360
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028	58,000	56,507
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	276,000	269,045
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	224,000	230,380
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	316,000	354,411
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	400,000	473,208

		2,203,432

Total U.S. Corporate Bonds & Notes (cost $54,978,363)		56,051,002

FOREIGN CORPORATE BONDS & NOTES — 2.9%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	224,000	231,466

Auto/Truck Parts & Equipment-Original — 0.1%
Magna International, Inc. Senior Notes 2.45% due 06/15/2030	467,000	460,197

Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 1.15% due 06/10/2025	582,000	567,396

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.38% due 10/24/2029	499,000	493,651

Commercial Services-Finance — 0.2%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	366,556
IHS Markit, Ltd. Senior Notes 3.63% due 05/01/2024	70,000	72,542
IHS Markit, Ltd. Company Guar. Notes 4.00% due 03/01/2026*	363,000	386,595
IHS Markit, Ltd. Senior Notes 4.25% due 05/01/2029	168,000	186,690
IHS Markit, Ltd. Company Guar. Notes 4.75% due 02/15/2025*	117,000	125,629

		1,138,012

343

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 2.9%
Diversified Banking Institutions — 0.7%
Barclays PLC Senior Notes 2.89% due 11/24/2032	$660,000	$639,273
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*	250,000	242,835
Deutsche Bank AG/New York NY Senior Notes 2.31% due 11/16/2027	188,000	182,565
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.85% due 01/19/2033	678,000	671,531
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.47% due 01/14/2029	1,128,000	1,118,163
UBS Group AG Senior Notes 2.10% due 02/11/2032*	1,372,000	1,274,156

		4,128,523

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	1,034,000	989,305
Anglo American Capital PLC Company Guar. Notes 5.63% due 04/01/2030*	422,000	487,516

		1,476,821

Electronic Components-Semiconductors — 0.2%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031*	470,000	451,471
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	403,000	388,347

		839,818

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	260,000	255,123
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	150,000	154,001
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	156,995
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*	387,000	366,864
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.25% due 02/15/2027*	466,000	462,367
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	141,000	146,679

Security Description	Principal Amount	Value (Note 2)
Finance-Leasing Companies (continued)
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	$137,000	$144,639

		1,686,668

Gas-Transportation — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	714,000	752,576
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	55,000	59,221

		811,797

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	586,000	616,120

Internet Content-Information/News — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	367,000	348,996

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,122,443

Oil Companies-Integrated — 0.2%
Cenovus Energy, Inc. Senior Notes 5.38% due 07/15/2025	108,000	118,010
Eni SpA Senior Notes 4.75% due 09/12/2028*	762,000	852,980

		970,990

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 2.50% due 01/15/2025	204,000	206,144
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	575,000	551,222

		757,366

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	448,000	441,813

Total Foreign Corporate Bonds & Notes (cost $16,183,268)		16,092,077

U.S. GOVERNMENT AGENCIES — 10.8%
Federal Home Loan Mtg. Corp. — 2.3%
2.00% due 02/01/2042	400,000	395,608
2.50% due 08/01/2040	61,788	62,868
2.50% due 04/01/2048	54,445	54,667
2.50% due 10/01/2051	221,830	222,722
2.50% due 12/01/2051	297,596	298,356
3.00% due 01/01/2038	154,117	160,811
3.00% due 03/01/2043	153,115	159,571
3.00% due 04/01/2043	437,574	456,246
3.00% due 05/01/2043	372,610	388,294

344

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
3.00% due 05/01/2046	$154,784	$160,654
3.00% due 10/01/2046	337,677	350,233
3.00% due 11/01/2046	228,924	237,593
3.00% due 12/01/2046	36,651	38,040
3.00% due 03/01/2048	111,187	114,411
3.00% due 07/01/2050	17,234	17,797
3.00% due 01/01/2052	275,000	284,573
3.50% due 11/01/2037	110,700	116,482
3.50% due 02/01/2042	139,704	148,708
3.50% due 04/01/2042	106,090	113,555
3.50% due 12/01/2042	259,217	275,894
3.50% due 04/01/2043	66,312	70,361
3.50% due 07/01/2043	11,185	11,905
3.50% due 08/01/2043	147,873	157,257
3.50% due 12/01/2045	108,458	114,784
3.50% due 12/01/2046	373,517	394,357
4.00% due 08/01/2037	27,882	29,873
4.00% due 11/01/2040	132,480	143,493
4.00% due 01/01/2041	279,343	302,375
4.00% due 04/01/2044	107,121	116,130
4.00% due 08/01/2047	158,295	167,736
4.50% due 08/01/2024	20,483	21,280
4.50% due 04/01/2035	9,809	10,757
4.50% due 07/01/2039	61,730	67,738
4.50% due 09/01/2039	28,060	30,797
4.50% due 10/01/2039	15,305	16,797
4.50% due 12/01/2039	23,234	25,500
4.50% due 05/01/2042	44,031	48,256
5.00% due 09/01/2033	40,299	45,280
5.00% due 03/01/2034	20,601	22,907
5.00% due 04/01/2034	7,435	8,355
5.00% due 08/01/2035	9,669	10,863
5.00% due 10/01/2035	28,607	32,032
5.00% due 11/01/2035	65,080	73,098
5.00% due 12/01/2036	12,034	13,509
5.00% due 07/01/2039	86,036	96,699
5.50% due 12/01/2033	36,597	41,091
5.50% due 01/01/2034	44,631	50,268
5.50% due 04/01/2034	5,199	5,683
5.50% due 11/01/2034	4,613	5,147
5.50% due 05/01/2035	8,214	8,986
5.50% due 09/01/2035	7,709	8,429
5.50% due 10/01/2035	6,503	7,120
6.00% due 04/01/2034	21,823	24,036
6.00% due 07/01/2034	24,288	27,600
6.00% due 08/01/2034	59,150	67,275
6.00% due 09/01/2034	4,316	4,736
6.00% due 07/01/2035	13,734	15,814
6.00% due 08/01/2035	11,966	13,779
6.00% due 11/01/2035	11,960	13,640
6.00% due 03/01/2036	6,823	7,490
6.00% due 07/01/2036	6,349	6,974
6.00% due 10/01/2036	7,670	8,447
6.00% due 01/01/2037	10,171	11,352
6.00% due 05/01/2037	31,336	35,408
6.00% due 06/01/2037	10,945	12,359
6.50% due 05/01/2034	5,789	6,363
6.50% due 06/01/2034	19,037	20,970
6.50% due 08/01/2034	20,151	22,150
6.50% due 10/01/2034	12,597	14,016
6.50% due 11/01/2034	1,176	1,292
6.50% due 05/01/2037	9,076	9,977
6.50% due 07/01/2037	8,754	9,622

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K026, Class A2 2.51% due 11/25/2022(3)	$308,000	$311,253
Series K042, Class A2 2.67% due 12/25/2024(3)	320,000	329,046
Series K049, Class A2 3.01% due 07/25/2025(3)	83,000	86,492
Series K028, Class A2 3.11% due 02/25/2023(3)	434,879	442,598
Series K066, Class A2 3.12% due 06/25/2027(3)	220,000	233,757
Series K052, Class A2 3.15% due 11/25/2025(3)	198,000	207,764
Series K041, Class A2 3.17% due 10/25/2024(3)	267,000	277,789
Series K071, Class A2 3.29% due 11/25/2027(3)	494,000	529,372
Series K076, Class A2 3.90% due 04/25/2028(3)	330,000	366,714
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20% due 11/25/2027(3)(4)(5)	3,192,000	39,696
Series K070, Class XAM 0.24% due 12/25/2027(3)(4)(5)	1,984,000	30,462
Series K721, Class XAM 0.27% due 11/25/2024(3)(4)(5)	3,013,000	23,377
Series K069, Class XAM 0.28% due 09/25/2027(3)(4)(5)	2,042,000	34,274
Series K072, Class XAM 0.29% due 12/25/2027(3)(4)(5)	2,208,000	37,823
Series K071, Class X1 0.29% due 11/25/2027(3)(4)(5)	2,257,718	34,087
Series K154, Class X1 0.30% due 11/25/2032(3)(4)(5)	1,660,522	43,077
Series K728, Class XAM 0.32% due 08/25/2024(3)(4)(5)	2,996,000	28,413
Series K070, Class X1 0.33% due 11/25/2027(3)(4)(5)	2,035,975	36,284
Series K068, Class XAM 0.33% due 08/25/2027(3)(4)(5)	1,898,000	36,492
Series K729, Class X1 0.35% due 10/25/2024(3)(4)(5)	3,601,094	28,342
Series K134, Class XAM 0.35% due 11/25/2031(3)(4)(5)	1,708,147	55,074
Series K072, Class X1 0.37% due 12/25/2027(3)(4)(5)	3,483,680	69,127
Series K728, Class X1 0.38% due 08/25/2024(3)(4)(5)	4,955,747	43,572
Series K068, Class X1 0.43% due 08/25/2027(3)(4)(5)	1,301,079	28,539
Series K137, Class XAM 0.50% due 12/25/2031(3)(4)(5)	1,554,125	66,894
Series K727, Class XAM 0.51% due 07/25/2024(3)(4)(5)	2,786,000	34,052
Series K132, Class X1 0.51% due 08/25/2031(3)(4)(5)	354,252	15,389
Series K128, Class X1 0.53% due 03/25/2031(3)(4)(5)	907,731	37,499

345

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series K133, Class XAM 0.54% due 09/25/2031(3)(4)(5)	$1,156,618	$55,610
Series K067, Class X1 0.58% due 07/25/2027(3)(4)(5)	2,346,172	66,637
Series K727, Class X1 0.60% due 07/25/2024(3)(4)(5)	979,073	9,915
Series K066, Class XAM 0.64% due 06/25/2027(3)(4)(5)	2,696,000	92,014
Series K128, Class XAM 0.74% due 03/25/2031(3)(4)(5)	386,416	23,785
Series K066, Class X1 0.75% due 06/25/2027(3)(4)(5)	902,273	31,841
Series K125, Class XAM 0.78% due 01/25/2031(3)(4)(5)	463,094	29,752
Series K132, Class XAM 0.86% due 09/25/2031(3)(4)(5)	334,404	24,647
Series K726, Class X1 0.89% due 04/25/2024(3)(4)(5)	963,615	15,861
Series K124, Class XAM 0.94% due 01/25/2031(3)(4)(5)	313,326	23,797
Series K131, Class XAM 0.94% due 07/25/2031(3)(4)(5)	261,462	21,005
Series K122, Class XAM 1.08% due 11/25/2030(3)(4)(5)	283,086	24,376
Series K097, Class X1 1.09% due 07/25/2029(3)(4)(5)	164,231	11,819
Series K098, Class X1 1.14% due 08/25/2029(3)(4)(5)	1,033,859	78,056
Series K118, Class XAM 1.17% due 09/25/2030(3)(4)(5)	160,069	14,575
Series K129, Class XAM 1.22% due 05/25/2031(3)(4)(5)	173,114	17,505
Series K114, Class XAM 1.34% due 06/25/2030(3)(4)(5)	272,251	27,689
Series K116, Class XAM 1.60% due 08/25/2030(3)(4)(5)	246,234	30,200
Series K112, Class XAM 1.66% due 05/25/2030(3)(4)(5)	267,239	33,183
Series K111, Class XAM 1.80% due 05/25/2030(3)(4)(5)	678,770	90,981
Series K109, Class XAM 1.80% due 04/25/2030(3)(4)(5)	200,000	26,625
Series K110, Class XAM 1.87% due 04/25/2030(3)(4)(5)	547,569	75,689
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	35,000	35,843
Series K728, Class A2 3.06% due 08/25/2024(3)(4)	154,211	159,510
Series K069, Class A2 3.19% due 09/25/2027(3)(4)	148,000	158,348
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	503,785	514,819
Series K029, Class A2 3.32% due 02/25/2023(3)(4)	138,624	141,528
Series K035, Class A2 3.46% due 08/25/2023(3)(4)	339,000	349,259
Series K075, Class A2 3.65% due 02/25/2028(3)(4)	177,000	193,294
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs. VRS
Series K127, Class X1 0.33% due 01/25/2031(3)(4)(5)	1,120,906	28,370

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series K136, Class XAM 0.57% due 12/25/2031(3)(4)(5)	$2,614,411	$128,372
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00% due 02/15/2033(5)(6)	86,174	6,270
Series 4474, Class HJ 3.00% due 07/15/2039(6)	29,679	30,667
Series 4471, Class PI 4.50% due 12/15/2040(5)(6)	12,439	1,184
Series 3629, Class CZ 5.00% due 01/15/2040(6)	39,924	44,131
Series 3845, Class AI 5.50% due 02/15/2036(5)(6)	14,023	2,484
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(6)	105,498	107,490
Series 2019-4, Class MV 3.00% due 02/25/2059(6)	65,118	67,269
Series 2019-2, Class MA 3.50% due 08/25/2058(6)	5,917	6,103
Series 2019-2, Class MV 3.50% due 08/25/2058(6)	44,956	47,761
Series 2019-3, Class MA 3.50% due 10/25/2058(6)	66,812	67,862
Series 2019-3, Class MV 3.50% due 10/25/2058(6)	63,609	67,450

		13,040,080

Federal National Mtg. Assoc. — 2.2%
1.00% due 01/01/2052	350,000	351,151
2.00% due 02/01/2042	400,000	395,241
2.00% due 01/01/2051	42,311	41,346
2.00% due 02/01/2051	65,761	64,336
2.41% due 05/01/2023	91,251	92,235
2.50% due 11/01/2031	14,265	14,657
2.50% due 07/01/2040	45,566	46,660
2.50% due 02/01/2050	165,337	165,325
2.50% due 06/01/2050	32,852	33,176
2.50% due 07/01/2050	291,172	293,421
2.50% due 12/01/2051	570,291	572,518
2.50% due 01/01/2052	349,434	350,840
2.55% due 05/01/2023	83,399	84,395
2.70% due 07/01/2025	75,000	77,317
3.00% due 11/01/2028	43,436	45,281
3.00% due 12/01/2031	381,654	398,412
3.00% due 09/01/2032	217,749	226,495
3.00% due 03/01/2033	34,995	36,450
3.00% due 08/01/2033	10,865	11,305
3.00% due 07/01/2037	44,102	45,702
3.00% due 11/01/2037	75,744	78,386
3.00% due 09/01/2046	66,380	68,832
3.00% due 12/01/2051	482,904	496,170
3.50% due 04/01/2038	73,290	77,005
3.50% due 11/01/2041	20,385	21,682
3.50% due 01/01/2042	196,842	209,060
3.50% due 01/01/2043	64,959	69,043
3.50% due 04/01/2043	218,769	232,744
3.50% due 05/01/2043	198,689	211,286
3.50% due 07/01/2043	266,395	283,390
3.50% due 08/01/2043	100,971	107,414
3.50% due 09/01/2043	380,161	401,882
3.50% due 02/01/2045	304,500	323,210

346

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 09/01/2045	$264,352	$280,459
3.50% due 10/01/2045	216,107	228,874
3.50% due 01/01/2046	77,953	82,710
3.50% due 05/01/2046	78,956	83,552
3.50% due 07/01/2046	300,410	318,560
4.00% due 09/01/2040	200,697	217,527
4.00% due 11/01/2040	58,537	63,216
4.00% due 12/01/2040	133,713	144,627
4.00% due 02/01/2041	70,806	76,756
4.00% due 06/01/2041	144,758	156,684
4.00% due 11/01/2041	60,268	65,282
4.00% due 01/01/2042	363,695	394,220
4.00% due 04/01/2042	41,820	44,904
4.00% due 10/01/2042	44,778	48,536
4.00% due 12/01/2042	49,963	54,108
4.00% due 01/01/2043	58,855	63,623
4.00% due 04/01/2043	10,789	11,665
4.00% due 05/01/2043	106,009	114,947
4.00% due 06/01/2043	63,786	68,961
4.00% due 07/01/2043	41,981	45,494
4.00% due 04/01/2044	34,065	36,881
4.00% due 05/01/2044	113,738	123,290
4.00% due 11/01/2044	40,384	43,646
4.00% due 06/01/2047	135,001	143,567
4.50% due 08/01/2033	45,205	49,551
4.50% due 03/01/2034	127,577	139,875
4.50% due 01/01/2040	29,276	32,001
4.50% due 02/01/2041	62,839	68,555
4.50% due 04/01/2041	110,012	120,453
4.50% due 01/01/2043	72,495	79,346
4.50% due 04/01/2044	437,318	479,008
4.50% due 06/01/2044	44,733	48,994
5.00% due 03/01/2026	47,903	52,850
5.00% due 11/01/2033	23,288	26,133
5.00% due 03/01/2034	18,389	20,603
5.00% due 05/01/2034	6,031	6,766
5.00% due 08/01/2034	6,793	7,617
5.00% due 09/01/2034	20,454	22,911
5.00% due 06/01/2035	28,532	32,014
5.00% due 07/01/2035	66,278	74,202
5.00% due 08/01/2035	13,761	15,451
5.00% due 09/01/2035	10,884	12,223
5.00% due 10/01/2035	53,039	59,540
5.00% due 10/01/2039	14,220	15,960
5.00% due 11/01/2039	31,360	35,110
5.00% due 11/01/2040	20,504	22,524
5.00% due 03/01/2041	15,444	17,252
5.50% due 05/01/2022	339	340
5.50% due 02/01/2033	8,337	9,171
5.50% due 06/01/2033	29,343	32,960
5.50% due 07/01/2033	90,021	101,119
5.50% due 11/01/2033	30,496	33,981
5.50% due 01/01/2034	25,494	28,135
5.50% due 02/01/2034	45,125	50,421
5.50% due 03/01/2034	10,892	12,021
5.50% due 04/01/2034	11,900	12,999
5.50% due 05/01/2034	68,570	76,341
5.50% due 06/01/2034	8,393	9,330
5.50% due 07/01/2034	74,475	83,123
5.50% due 09/01/2034	99,102	109,210
5.50% due 10/01/2034	117,062	129,824
5.50% due 11/01/2034	127,144	141,820

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
5.50% due 12/01/2034	$49,098	$54,552
5.50% due 01/01/2035	107,575	121,610
5.50% due 04/01/2035	17,065	19,272
5.50% due 09/01/2035	66,871	75,630
5.50% due 06/01/2036	18,748	20,470
5.50% due 03/01/2037	9,523	10,436
6.00% due 04/01/2034	31,944	35,834
6.00% due 05/01/2034	29,404	32,231
6.00% due 06/01/2034	109,986	124,020
6.00% due 07/01/2034	33,630	37,731
6.00% due 08/01/2034	20,611	22,661
6.00% due 10/01/2034	41,874	46,530
6.00% due 11/01/2034	12,294	13,653
6.00% due 12/01/2034	3,601	3,950
6.00% due 08/01/2035	3,073	3,369
6.00% due 09/01/2035	19,672	22,181
6.00% due 10/01/2035	19,479	21,854
6.00% due 11/01/2035	4,617	5,065
6.00% due 12/01/2035	41,109	46,151
6.00% due 02/01/2036	47,082	51,777
6.00% due 03/01/2036	4,167	4,595
6.00% due 04/01/2036	12,499	14,134
6.00% due 06/01/2036	2,780	3,196
6.00% due 12/01/2036	5,792	6,378
6.00% due 07/01/2037	13,439	15,186
6.50% due 06/01/2031	11,399	12,826
6.50% due 09/01/2031	11,790	13,005
6.50% due 07/01/2032	30,334	34,191
6.50% due 08/01/2032	16,670	18,606
6.50% due 01/01/2033	14,693	16,314
6.50% due 04/01/2034	4,243	4,842
6.50% due 06/01/2034	5,817	6,491
6.50% due 05/01/2036	8,962	9,847
6.50% due 01/01/2037	3,223	3,541
6.50% due 02/01/2037	26,587	29,645
6.50% due 05/01/2037	9,574	10,519
6.50% due 07/01/2037	18,638	21,042
Federal National Mtg. Assoc. REMIC
Series 2013-53, Class CB 2.00% due 10/25/2040(6)	8,392	8,406
Series 2015-61, Class PA 2.00% due 05/25/2044(6)	20,391	20,404
Series 2016-19, Class AD 2.00% due 04/25/2046(6)	44,953	44,896
Series 2013-1, Class YI 3.00% due 02/25/2033(5)(6)	59,686	5,894
Series 2010-43, Class AH 3.25% due 05/25/2040(6)	23,680	24,739
Series 2010-113, Class GB 4.00% due 10/25/2040(6)	31,334	33,369
Series 2016-40, Class IQ 4.00% due 07/25/2046(5)(6)	71,168	12,953
Series 2005-18, Class EC 5.00% due 03/25/2025(6)	8,209	8,521
Federal National Mtg. Assoc. REMIC VRS Series 2017-M4, Class A2 2.57% due 12/25/2026(3)(4)	257,380	265,656

		12,526,363

Government National Mtg. Assoc. — 1.6%
2.00% due 01/20/2052	750,000	742,315
2.50% due 08/20/2051	218,554	220,311
2.50% due 09/20/2051	881,858	888,947

347

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
2.50% due 11/20/2051	$843,614	$850,395
3.00% due 04/20/2045	68,200	70,502
3.00% due 04/20/2046	30,972	32,001
3.00% due 08/20/2046	33,076	34,191
3.00% due 09/20/2046	81,266	84,009
3.00% due 11/20/2047	375,951	388,623
3.00% due 01/20/2048	593,615	612,657
3.00% due 08/20/2051	214,681	220,158
3.00% due 11/20/2051	173,264	177,666
3.00% due 02/20/2052	150,000	153,973
3.00% due February 30 TBA	625,000	640,096
3.50% due 12/15/2041	141,042	154,455
3.50% due 02/15/2042	24,082	25,539
3.50% due 06/20/2043	164,771	175,628
3.50% due 07/20/2043	209,991	223,837
3.50% due 11/20/2047	120,243	125,791
3.50% due 03/20/2048	385,803	404,233
3.50% due February 30 TBA	600,000	621,305
4.00% due 01/20/2041	183,193	197,128
4.00% due 02/20/2041	46,386	49,915
4.00% due 04/20/2041	37,305	40,141
4.00% due 02/20/2042	49,617	53,714
4.00% due March 30 TBA	428,559	448,095
4.50% due 07/20/2033	2,851	3,116
4.50% due 09/20/2033	26,053	28,463
4.50% due 12/20/2034	6,971	7,601
4.50% due 11/15/2039	46,409	51,802
4.50% due 03/15/2040	72,448	82,555
4.50% due 04/15/2040	68,437	76,412
4.50% due 06/15/2040	21,375	24,116
4.50% due 01/20/2041	47,227	52,268
4.50% due 07/20/2049	102,729	108,277
5.00% due 07/20/2033	5,813	6,458
5.00% due 06/15/2034	28,087	32,143
5.00% due 10/15/2034	11,973	13,698
5.50% due 11/15/2032	32,948	36,100
5.50% due 05/15/2033	115,626	130,511
5.50% due 12/15/2033	30,219	34,403
5.50% due 10/15/2035	934	1,036
6.00% due 09/15/2032	36,114	40,991
6.00% due 04/15/2033	44,634	51,515
6.00% due 02/15/2034	68,642	77,738
6.00% due 07/15/2034	18,021	20,680
6.00% due 09/15/2034	11,627	12,751
6.00% due 01/20/2035	8,880	10,186
6.00% due 02/20/2035	11,773	13,507
6.00% due 04/20/2035	7,638	8,761
6.00% due 01/15/2038	40,139	46,114
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00% due 07/20/2041(6)	37,068	39,580
Series 2012-12, Class KN 4.50% due 09/20/2041(6)	25,707	27,476
Government National Mtg. Assoc. REMIC VRS Series 2017-94, Class IO 0.59% due 02/16/2059(3)(4)(5)	527,757	21,816

		8,695,699

Security Description	Principal Amount	Value (Note 2)
Small Business Administration — 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	$1,657	$1,690
Series 2004-20D, Class 1 4.77% due 04/01/2024	8,740	8,941
Series 2005-20C, Class 1 4.95% due 03/01/2025	29,369	29,951
Series 2004-20I, Class 1 4.99% due 09/01/2024	15,503	15,808
Series 2004-20E, Class 1 5.18% due 05/01/2024	11,290	11,663
Series 2004-20F, Class 1 5.52% due 06/01/2024	14,438	14,868

		82,921

Uniform Mtg. Backed Securities — 4.7%
2.00% due February 15 TBA	100,000	100,488
2.00% due March 15 TBA	2,850,000	2,858,047
2.00% due March 30 TBA	12,950,000	12,598,339
2.50% due February 15 TBA	550,000	562,203
2.50% due February 30 TBA	625,000	624,219
2.50% due March 15 TBA	525,000	535,479
2.50% due March 30 TBA	6,585,000	6,560,518
3.00% due February 30 TBA	850,000	868,770
3.00% due March 15 TBA	125,000	129,437
3.00% due March 30 TBA	1,150,000	1,172,520
3.50% due February 30 TBA	275,000	286,644
3.50% due March 30 TBA	325,000	337,848
4.00% due February 30 TBA	75,000	79,251

		26,713,763

Total U.S. Government Agencies (cost $60,570,666)		61,058,826

U.S. GOVERNMENT TREASURIES — 10.3%
United States Treasury Bonds — 3.7%
1.38% due 11/15/2040	2,000,000	1,756,484
1.75% due 08/15/2041	900,000	839,531
1.88% due 11/15/2051	1,550,000	1,473,469
2.38% due 11/15/2049	9,680,000	10,229,416
2.50% due 02/15/2045	4,616,000	4,877,453
2.88% due 05/15/2043	895,000	1,001,701
3.00% due 02/15/2048	798,500	937,146

		21,115,200

United States Treasury Notes — 6.6%
0.38% due 11/30/2025(8)	18,200,000	17,422,945
0.50% due 11/30/2023	2,500,000	2,471,582
1.38% due 01/31/2025	17,250,000	17,245,957

		37,140,484

Total U.S. Government Treasuries (cost $59,043,632)		58,255,684

MUNICIPAL BONDS & NOTES — 0.4%
Florida State Board of Administration Finance Corp Revenue Bonds Series A 2.15% due 07/01/2030	291,000	283,499
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	550,000	678,073

348

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	$675,000	$1,061,741

Total Municipal Bonds & Notes (cost $1,663,670)		2,023,313

TOTAL INVESTMENTS (cost $445,212,188)(7)	99.0%	557,397,979
Other assets less liabilities	1.0	5,868,060

NET ASSETS	100.0%	$563,266,039

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $42,879,230 representing 7.6% of net assets.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	Interest Only
(6)	Collateralized Mortgage Obligation
(7)	See Note 3 for cost of investments on a tax basis.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of January 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML — 1 Month USD LIBOR

3ML — 3 Month USD LIBOR

SOFR30A — Secured Overnight Financing Rate 30 day average

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation

65	Short	U.S. Treasury 10 YR Ultra Notes	March 2022	$9,319,962	$9,283,828	$36,134

						Unrealized (Depreciation)

16	Long	U.S. Treasury 2 YR Notes	March 2022	$3,486,813	$3,466,500	$(20,313)

25	Long	U.S. Treasury 5 YR Notes	March 2022	2,988,494	2,980,078	(8,416)

21	Long	U.S. Ultra Bond	March 2022	4,057,921	$3,967,688	(90,233)

						$(118,962)

		Net Unrealized Appreciation (Depreciation)				$(82,828)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

349

SunAmerica Series Trust SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$315,260,677	$12,420,089	**	$—	$327,680,766
Convertible Preferred Securities	3,392,429	1,104,001		—	4,496,430
Preferred Securities/Capital Securities	—	951,035		—	951,035
Asset Backed Securities	—	30,788,846		—	30,788,846
U.S. Corporate Bonds & Notes…	894,101	55,156,901		—	56,051,002
Foreign Corporate Bonds & Notes	—	16,092,077		—	16,092,077
U.S. Government Agencies	—	61,058,826		—	61,058,826
U.S. Government Treasuries	—	58,255,684		—	58,255,684
Municipal Bonds & Notes	—	2,023,313		—	2,023,313

Total Investments at Value	$319,547,207	$237,850,772		$—	$557,397,979

Other Financial Instruments:+
Futures Contracts	$36,134	$—		$—	$36,134

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$118,962	$—		$—	$118,962

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

350

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Real Estate Investment Trusts	9.4%
Banks-Commercial	6.2
Repurchase Agreements	3.1
Insurance-Property/Casualty	1.8
Electronic Components-Semiconductors	1.8
Building & Construction Products-Misc.	1.8
Medical Products	1.6
Steel-Producers	1.6
Exchange-Traded Funds	1.5
Computer Services	1.4
Auto/Truck Parts & Equipment-Original	1.4
Apparel Manufacturers	1.4
Electric-Integrated	1.3
Transport-Truck	1.3
Chemicals-Specialty	1.3
Gas-Distribution	1.3
Electronic Components-Misc.	1.1
Insurance-Life/Health	1.1
Machinery-Pumps	1.1
Commercial Services-Finance	1.1
Medical-Biomedical/Gene	1.0
Pipelines	1.0
Distribution/Wholesale	1.0
Human Resources	1.0
Retail-Restaurants	1.0
Investment Management/Advisor Services	1.0
Machinery-General Industrial	1.0
Diversified Manufacturing Operations	0.9
Insurance-Reinsurance	0.8
Semiconductor Equipment	0.8
Food-Misc./Diversified	0.8
Enterprise Software/Service	0.8
Retail-Home Furnishings	0.8
Finance-Investment Banker/Broker	0.7
Machinery-Farming	0.7
Hotels/Motels	0.7
Industrial Automated/Robotic	0.7
Medical-HMO	0.7
Electronic Parts Distribution	0.7
Retail-Regional Department Stores	0.7
Building-Residential/Commercial	0.7
Data Processing/Management	0.7
Applications Software	0.7
Commercial Services	0.7
Retail-Misc./Diversified	0.7
Home Furnishings	0.7
Medical-Outpatient/Home Medical	0.6
Energy-Alternate Sources	0.6
Medical Labs & Testing Services	0.6
Medical Instruments	0.6
Diagnostic Equipment	0.6
Building & Construction-Misc.	0.6
Computer Software	0.6
Recreational Vehicles	0.6
Lighting Products & Systems	0.6
Containers-Paper/Plastic	0.6
Retail-Automobile	0.5
Lasers-System/Components	0.5
Engineering/R&D Services	0.5
Savings & Loans/Thrifts	0.5
Medical-Hospitals	0.5
Real Estate Management/Services	0.5

Insurance-Multi-line	0.5%
Building Products-Cement	0.5
Footwear & Related Apparel	0.5
Retail-Apparel/Shoe	0.5
Coatings/Paint	0.5
Retail-Discount	0.5
Water	0.5
U.S. Government Treasuries	0.5
Finance-Credit Card	0.5
Publishing-Newspapers	0.5
Machinery-Electrical	0.4
Machinery-Construction & Mining	0.4
Metal-Aluminum	0.4
Machine Tools & Related Products	0.4
Pastoral & Agricultural	0.4
Telecom Equipment-Fiber Optics	0.4
Electronic Measurement Instruments	0.4
Funeral Services & Related Items	0.4
Computer Aided Design	0.4
Hazardous Waste Disposal	0.4
Semiconductor Components-Integrated Circuits	0.4
Resorts/Theme Parks	0.4
Metal Processors & Fabrication	0.4
Oil Companies-Exploration & Production	0.4
Building Products-Air & Heating	0.4
Rental Auto/Equipment	0.4
Firearms & Ammunition	0.4
Medical-Drugs	0.4
Finance-Consumer Loans	0.3
Consulting Services	0.3
Cable/Satellite TV	0.3
Environmental Consulting & Engineering	0.3
Healthcare Safety Devices	0.3
Therapeutics	0.3
Retail-Sporting Goods	0.3
Building-Heavy Construction	0.3
Computers-Other	0.3
Toys	0.3
Chemicals-Diversified	0.3
Racetracks	0.3
Retail-Convenience Store	0.3
Instruments-Controls	0.3
Filtration/Separation Products	0.3
Gold Mining	0.3
Electric Products-Misc.	0.3
Food-Wholesale/Distribution	0.3
Oil Field Machinery & Equipment	0.3
Finance-Other Services	0.3
Physical Therapy/Rehabilitation Centers	0.3
Garden Products	0.3
Rubber-Tires	0.2
Athletic Equipment	0.2
Schools	0.2
Food-Baking	0.2
Casino Services	0.2
Batteries/Battery Systems	0.2
Containers-Metal/Glass	0.2
Motorcycle/Motor Scooter	0.2
Poultry	0.2
Food-Retail	0.2
Oil Refining & Marketing	0.2
Building-Mobile Home/Manufactured Housing	0.2

351

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Medical-Generic Drugs	0.2%
Consumer Products-Misc.	0.2
Computers-Integrated Systems	0.2
Tools-Hand Held	0.2
Financial Guarantee Insurance	0.2
Internet Security	0.2
Casino Hotels	0.2
Satellite Telecom	0.2
Airlines	0.2
Retail-Petroleum Products	0.2
Steel Pipe & Tube	0.2
Oil Companies-Integrated	0.2
Oil-Field Services	0.2
Aerospace/Defense-Equipment	0.2
Computer Data Security	0.2
Disposable Medical Products	0.2
Brewery	0.2
Transport-Services	0.2
Diagnostic Kits	0.2
Transport-Marine	0.2
Software Tools	0.2
Retail-Catalog Shopping	0.2
Transport-Equipment & Leasing	0.2
Optical Supplies	0.1
Security Services	0.1
Pharmacy Services	0.1
Wireless Equipment	0.1
Electronics-Military	0.1
Office Automation & Equipment	0.1
Cosmetics & Toiletries	0.1
Retail-Pawn Shops	0.1
Golf	0.1
Networking Products	0.1
E-Commerce/Services	0.1
Wire & Cable Products	0.1
Retail-Major Department Stores	0.1
Dental Supplies & Equipment	0.1
Multilevel Direct Selling	0.1
Internet Content-Information/News	0.1
Television	0.1
Electronic Connectors	0.1
Metal Products-Distribution	0.1

100.3%

*	Calculated as a percentage of net assets

352

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 95.2%
Aerospace/Defense-Equipment — 0.2%
Hexcel Corp.†	15,425	$804,722

Airlines — 0.2%
JetBlue Airways Corp.†	58,476	855,504

Apparel Manufacturers — 1.4%
Capri Holdings, Ltd.†	27,665	1,661,836
Carter’s, Inc.	7,771	723,635
Columbia Sportswear Co.	6,355	590,189
Deckers Outdoor Corp.†	5,047	1,616,201
Hanesbrands, Inc.	64,208	1,033,749
Urban Outfitters, Inc.†	12,118	348,029

		5,973,639

Applications Software — 0.7%
CDK Global, Inc.	21,758	934,941
Cerence, Inc.†	6,988	443,668
Concentrix Corp.	7,888	1,585,409

		2,964,018

Athletic Equipment — 0.2%
YETI Holdings, Inc.†	16,115	1,056,822

Auto/Truck Parts & Equipment-Original — 1.4%
Adient PLC†	17,324	727,088
Dana, Inc.	26,520	574,423
Fox Factory Holding Corp.†	7,742	1,030,228
Gentex Corp.	43,488	1,365,523
Lear Corp.	10,962	1,834,162
Visteon Corp.†	5,148	522,574

		6,053,998

Banks-Commercial — 6.2%
Associated Banc-Corp	27,594	659,497
Bank of Hawaii Corp.	7,443	640,619
Bank OZK	22,227	1,041,335
Cadence Bank	36,028	1,122,993
Cathay General Bancorp	14,199	641,227
Commerce Bancshares, Inc.	20,410	1,406,453
Cullen/Frost Bankers, Inc.	10,426	1,470,170
East West Bancorp, Inc.	26,092	2,252,783
First Financial Bankshares, Inc.	23,577	1,107,883
First Horizon Corp.	99,427	1,701,196
FNB Corp.	62,273	804,567
Fulton Financial Corp.	29,659	532,379
Glacier Bancorp, Inc.	19,945	1,035,744
Hancock Whitney Corp.	15,965	841,675
Home BancShares, Inc.	27,716	652,989
International Bancshares Corp.	9,787	411,348
PacWest Bancorp	21,560	1,001,031
Pinnacle Financial Partners, Inc.	13,999	1,353,843
Prosperity Bancshares, Inc.	16,946	1,241,294
Synovus Financial Corp.	26,755	1,331,329
Texas Capital Bancshares, Inc.†	9,305	583,424
UMB Financial Corp.	7,914	779,133
Umpqua Holdings Corp.	39,830	807,752
United Bankshares, Inc.	25,066	885,582
Valley National Bancorp	74,826	1,041,578
Webster Financial Corp.	16,656	946,227
Wintrust Financial Corp.	10,482	1,027,970

		27,322,021

Security Description	Shares	Value (Note 2)
Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	11,566	$434,997
EnerSys	7,702	577,111

		1,012,108

Brewery — 0.2%
Boston Beer Co., Inc., Class A†	1,726	726,353

Building & Construction Products-Misc. — 1.8%
Builders FirstSource, Inc.†	35,211	2,393,996
Louisiana-Pacific Corp.	16,178	1,074,866
Owens Corning	18,476	1,638,821
Simpson Manufacturing Co., Inc.	7,987	900,854
Trex Co., Inc.†	21,166	1,936,054

		7,944,591

Building & Construction-Misc. — 0.6%
EMCOR Group, Inc.	9,814	1,169,927
TopBuild Corp.†	6,054	1,408,463

		2,578,390

Building Products-Air & Heating — 0.4%
Lennox International, Inc.	6,189	1,755,324

Building Products-Cement — 0.5%
Eagle Materials, Inc.	7,479	1,090,812
MDU Resources Group, Inc.	37,390	1,098,144

		2,188,956

Building-Heavy Construction — 0.3%
Arcosa, Inc.	1	47
Dycom Industries, Inc.†	5,547	467,557
MasTec, Inc.†	10,520	906,087

		1,373,691

Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	10,210	965,764

Building-Residential/Commercial — 0.7%
KB Home	15,759	665,818
Taylor Morrison Home Corp.†	22,596	693,471
Toll Brothers, Inc.	21,037	1,240,552
Tri Pointe Homes, Inc.†	20,435	486,557

		3,086,398

Cable/Satellite TV — 0.3%
Cable One, Inc.	911	1,407,249

Casino Hotels — 0.2%
Boyd Gaming Corp.†	15,079	896,597

Casino Services — 0.2%
Scientific Games Corp.†	17,745	1,023,886

Chemicals-Diversified — 0.3%
Olin Corp.	26,374	1,336,371

Chemicals-Specialty — 1.3%
Ashland Global Holdings, Inc.	10,385	997,375
Cabot Corp.	10,430	573,546
Chemours Co.	29,963	980,090
Ingevity Corp.†	7,223	476,068
Minerals Technologies, Inc.	6,122	428,356
NewMarket Corp.	1,270	429,349
Sensient Technologies Corp.	7,727	654,786
Valvoline, Inc.	33,236	1,094,794

		5,634,364

353

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Coatings/Paint — 0.5%
RPM International, Inc.	23,851	$2,113,437

Commercial Services — 0.7%
GXO Logistics, Inc.†	18,128	1,472,175
John Wiley & Sons, Inc., Class A	8,007	406,355
LiveRamp Holdings, Inc.†	12,520	559,018
Progyny, Inc.†	12,803	518,522

		2,956,070

Commercial Services-Finance — 1.1%
Euronet Worldwide, Inc.†	9,179	1,228,976
H&R Block, Inc.	32,293	738,218
HealthEquity, Inc.†	15,355	820,571
Sabre Corp.†	59,470	544,151
WEX, Inc.†	8,241	1,326,636

		4,658,552

Computer Aided Design — 0.4%
Aspen Technology, Inc.†	12,304	1,847,569

Computer Data Security — 0.2%
Qualys, Inc.†	6,139	786,651

Computer Services — 1.4%
CACI International, Inc., Class A†	4,289	1,061,356
Genpact, Ltd.	31,811	1,582,597
KBR, Inc.	25,794	1,119,460
Kyndryl Holdings, Inc.†	32,937	555,977
MAXIMUS, Inc.	11,303	873,948
Science Applications International Corp.	10,585	868,287

		6,061,625

Computer Software — 0.6%
Envestnet, Inc.†	10,047	742,875
Teradata Corp.†	19,950	804,783
Ziff Davis, Inc.†	8,866	931,462

		2,479,120

Computers-Integrated Systems — 0.2%
NCR Corp.†	24,271	923,754

Computers-Other — 0.3%
Lumentum Holdings, Inc.†	13,294	1,349,075

Consulting Services — 0.3%
FTI Consulting, Inc.†	6,304	919,186
R1 RCM, Inc.†	24,500	582,610

		1,501,796

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	4,436	928,588

Containers-Metal/Glass — 0.2%
Greif, Inc., Class A	4,882	288,819
Silgan Holdings, Inc.	15,429	690,911

		979,730

Containers-Paper/Plastic — 0.6%
AptarGroup, Inc.	12,103	1,419,682
Sonoco Products Co.	18,079	1,023,994

		2,443,676

Cosmetics & Toiletries — 0.1%
Coty, Inc., Class A†	61,702	523,233

Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.7%
CommVault Systems, Inc.†	8,368	$564,505
Fair Isaac Corp.†	5,030	2,489,800

		3,054,305

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	15,926	456,917

Diagnostic Equipment — 0.6%
Neogen Corp.†	19,765	720,830
Repligen Corp.†	9,454	1,875,106

		2,595,936

Diagnostic Kits — 0.2%
Quidel Corp.†	6,973	720,729

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	3,671	783,245

Distribution/Wholesale — 1.0%
Avient Corp.	16,822	837,231
IAA, Inc.†	24,794	1,138,789
Univar Solutions, Inc.†	31,434	833,001
Watsco, Inc.	6,072	1,715,704

		4,524,725

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	9,614	2,148,152
ITT, Inc.	15,739	1,446,729
Trinity Industries, Inc.	15,039	432,070

		4,026,951

E-Commerce/Services — 0.1%
TripAdvisor, Inc.†	18,212	494,456

Electric Products-Misc. — 0.3%
Littelfuse, Inc.	4,529	1,222,694

Electric-Integrated — 1.3%
ALLETE, Inc.	9,666	616,981
Black Hills Corp.	11,734	794,861
Hawaiian Electric Industries, Inc.	20,099	854,207
IDACORP, Inc.	9,288	1,023,723
NorthWestern Corp.	9,681	562,660
OGE Energy Corp.	36,806	1,395,684
PNM Resources, Inc.	15,782	707,191

		5,955,307

Electronic Components-Misc. — 1.1%
Hubbell, Inc.	10,004	1,873,649
Jabil, Inc.	26,355	1,620,569
nVent Electric PLC	30,933	1,069,972
Vishay Intertechnology, Inc.	24,401	505,345

		5,069,535

Electronic Components-Semiconductors — 1.8%
Amkor Technology, Inc.	18,434	405,917
Lattice Semiconductor Corp.†	25,179	1,390,385
Semtech Corp.†	11,841	841,895
Silicon Laboratories, Inc.†	7,389	1,220,589
SiTime Corp.†	2,756	642,396
Synaptics, Inc.†	7,221	1,518,937
Wolfspeed, Inc.†	21,309	2,008,160

		8,028,279

Electronic Connectors — 0.1%
Vicor Corp.†	3,943	371,943

354

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Measurement Instruments — 0.4%
National Instruments Corp.	24,249	$999,544
Vontier Corp.	31,085	873,799

		1,873,343

Electronic Parts Distribution — 0.7%
Arrow Electronics, Inc.†	12,803	1,587,572
Avnet, Inc.	18,244	736,328
TD SYNNEX Corp.	7,591	793,791

		3,117,691

Electronics-Military — 0.1%
Mercury Systems, Inc.†	10,415	592,822

Energy-Alternate Sources — 0.6%
First Solar, Inc.†	18,182	1,425,105
SunPower Corp.†	15,267	256,180
Sunrun, Inc.†	38,062	986,948

		2,668,233

Engineering/R&D Services — 0.5%
AECOM	26,488	1,831,115
Fluor Corp.†	26,001	547,061

		2,378,176

Enterprise Software/Service — 0.8%
ACI Worldwide, Inc.†	21,617	742,976
Blackbaud, Inc.†	7,618	519,091
Manhattan Associates, Inc.†	11,636	1,557,711
SailPoint Technologies Holding, Inc.†	17,148	663,456

		3,483,234

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	9,942	1,383,827

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	22,725	1,264,873

Finance-Consumer Loans — 0.3%
Navient Corp.	29,634	516,521
SLM Corp.	53,906	988,636

		1,505,157

Finance-Credit Card — 0.5%
Alliance Data Systems Corp.	9,154	631,992
Western Union Co.	73,916	1,397,752

		2,029,744

Finance-Investment Banker/Broker — 0.7%
Evercore, Inc., Class A	7,174	895,459
Interactive Brokers Group, Inc., Class A	16,065	1,095,472
Jefferies Financial Group, Inc.	36,121	1,323,473

		3,314,404

Finance-Other Services — 0.3%
SEI Investments Co.	19,487	1,142,133

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.	59,864	908,736

Firearms & Ammunition — 0.4%
Axon Enterprise, Inc.†	12,076	1,689,795

Food-Baking — 0.2%
Flowers Foods, Inc.	36,537	1,027,786

Security Description	Shares	Value (Note 2)
Food-Misc./Diversified — 0.8%
Hain Celestial Group, Inc.†	17,078	$623,859
Ingredion, Inc.	12,234	1,158,560
Lancaster Colony Corp.	3,645	578,717
Post Holdings, Inc.†	10,764	1,139,046

		3,500,182

Food-Retail — 0.2%
Grocery Outlet Holding Corp.†	16,066	407,755
Sprouts Farmers Market, Inc.†	20,641	560,197

		967,952

Food-Wholesale/Distribution — 0.3%
Performance Food Group Co.†	28,374	1,197,099

Footwear & Related Apparel — 0.5%
Crocs, Inc.†	10,820	1,110,348
Skechers U.S.A., Inc., Class A†	24,804	1,041,768

		2,152,116

Funeral Services & Related Items — 0.4%
Service Corp. International	30,322	1,871,474

Garden Products — 0.3%
Scotts Miracle-Gro Co.	7,490	1,132,488

Gas-Distribution — 1.3%
National Fuel Gas Co.	16,765	1,018,138
New Jersey Resources Corp.	17,731	712,964
ONE Gas, Inc.	9,853	767,450
Southwest Gas Holdings, Inc.	11,103	757,003
Spire, Inc.	9,503	626,438
UGI Corp.	38,446	1,743,526

		5,625,519

Gold Mining — 0.3%
Royal Gold, Inc.	12,069	1,225,607

Golf — 0.1%
Callaway Golf Co.†	21,547	514,111

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	9,204	851,830
Stericycle, Inc.†	16,891	992,178

		1,844,008

Healthcare Safety Devices — 0.3%
Tandem Diabetes Care, Inc.†	11,682	1,379,761

Home Furnishings — 0.7%
Leggett & Platt, Inc.	24,524	977,281
MillerKnoll, Inc.	13,932	538,054
Tempur Sealy International, Inc.	35,396	1,409,115

		2,924,450

Hotels/Motels — 0.7%
Choice Hotels International, Inc.	6,035	865,419
Travel & Leisure Co.	15,867	901,246
Wyndham Hotels & Resorts, Inc.	17,132	1,438,231

		3,204,896

Human Resources — 1.0%
ASGN, Inc.†	9,580	1,100,455
Insperity, Inc.	6,584	707,978
ManpowerGroup, Inc.	9,973	1,045,868
Paylocity Holding Corp.†	7,285	1,485,994

		4,340,295

355

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Industrial Automated/Robotic — 0.7%
Cognex Corp.	32,508	$2,160,482
Colfax Corp.†	24,760	1,018,131

		3,178,613

Instruments-Controls — 0.3%
Woodward, Inc.	11,592	1,278,250

Insurance-Life/Health — 1.1%
Brighthouse Financial, Inc.†	14,676	799,108
CNO Financial Group, Inc.	22,673	565,464
Primerica, Inc.	7,261	1,120,663
Unum Group	37,592	954,085
Voya Financial, Inc.	20,408	1,386,928

		4,826,248

Insurance-Multi-line — 0.5%
American Financial Group, Inc.	12,163	1,584,596
Kemper Corp.	11,002	659,900

		2,244,496

Insurance-Property/Casualty — 1.8%
Alleghany Corp.†	2,519	1,672,616
First American Financial Corp.	20,183	1,503,835
Hanover Insurance Group, Inc.	6,542	902,534
Kinsale Capital Group, Inc.	3,944	790,062
Mercury General Corp.	4,887	267,124
Old Republic International Corp.	52,498	1,345,524
RLI Corp.	7,321	767,094
Selective Insurance Group, Inc.	11,055	872,240

		8,121,029

Insurance-Reinsurance — 0.8%
Essent Group, Ltd.	20,305	926,720
Reinsurance Group of America, Inc.	12,429	1,427,222
RenaissanceRe Holdings, Ltd.	8,462	1,329,973

		3,683,915

Internet Content-Information/News — 0.1%
Yelp, Inc.†	12,620	435,895

Internet Security — 0.2%
Mimecast, Ltd.†	11,353	904,948

Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.	7,474	1,092,773
Federated Hermes, Inc.	17,807	589,590
Janus Henderson Group PLC	31,365	1,157,368
Stifel Financial Corp.	19,143	1,433,811

		4,273,542

Lasers-System/Components — 0.5%
Coherent, Inc.†	4,511	1,166,003
II-VI, Inc.†	19,516	1,237,315

		2,403,318

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	6,422	1,230,005
Universal Display Corp.	7,972	1,223,782

		2,453,787

Machine Tools & Related Products — 0.4%
Kennametal, Inc.	15,380	531,686
Lincoln Electric Holdings, Inc.	10,857	1,387,959

		1,919,645

Security Description	Shares	Value (Note 2)
Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	12,620	$1,436,282
Terex Corp.	12,834	535,435

		1,971,717

Machinery-Electrical — 0.4%
Regal Rexnord Corp.	12,459	1,974,502

Machinery-Farming — 0.7%
AGCO Corp.	11,283	1,322,367
Toro Co.	19,572	1,890,264

		3,212,631

Machinery-General Industrial — 1.0%
Middleby Corp.†	10,228	1,894,226
Nordson Corp.	9,938	2,310,982

		4,205,208

Machinery-Pumps — 1.1%
Curtiss-Wright Corp.	7,215	958,080
Flowserve Corp.	23,952	781,314
Graco, Inc.	31,251	2,267,573
Watts Water Technologies, Inc., Class A	5,067	776,315

		4,783,282

Medical Instruments — 0.6%
Bruker Corp.	18,683	1,244,288
Integra LifeSciences Holdings Corp.†	13,393	867,063
NuVasive, Inc.†	9,513	494,771

		2,606,122

Medical Labs & Testing Services — 0.6%
Medpace Holdings, Inc.†	5,286	938,053
Syneos Health, Inc.†	19,066	1,726,617

		2,664,670

Medical Products — 1.6%
Envista Holdings Corp.†	29,670	1,282,931
Globus Medical, Inc., Class A†	14,533	969,787
Haemonetics Corp.†	9,397	454,345
LivaNova PLC†	9,786	735,026
Masimo Corp.†	9,341	2,053,806
Penumbra, Inc.†	6,457	1,459,347

		6,955,242

Medical-Biomedical/Gene — 1.0%
Arrowhead Pharmaceuticals, Inc.†	19,170	1,011,409
Exelixis, Inc.†	58,175	1,052,968
Halozyme Therapeutics, Inc.†	25,886	895,914
United Therapeutics Corp.†	8,281	1,671,686

		4,631,977

Medical-Drugs — 0.4%
Jazz Pharmaceuticals PLC†	11,302	1,569,961

Medical-Generic Drugs — 0.2%
Perrigo Co. PLC	24,597	936,408

Medical-HMO — 0.7%
Molina Healthcare, Inc.†	10,738	3,119,174

Medical-Hospitals — 0.5%
Acadia Healthcare Co., Inc.†	16,536	870,620
Tenet Healthcare Corp.†	19,697	1,459,942

		2,330,562

356

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Outpatient/Home Medical — 0.6%
Amedisys, Inc.†	5,994	$809,790
Chemed Corp.	2,831	1,327,484
LHC Group, Inc.†	5,823	722,634

		2,859,908

Metal Processors & Fabrication — 0.4%
Crane Co.	9,178	950,015
Timken Co.	12,693	847,892

		1,797,907

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	5,948	322,263

Metal-Aluminum — 0.4%
Alcoa Corp.	34,402	1,950,937

Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	28,293	978,089

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	9,161	441,469

Networking Products — 0.1%
Calix, Inc.†	10,081	506,873

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	25,273	533,513

Oil Companies-Exploration & Production — 0.4%
CNX Resources Corp.†	38,833	575,893
EQT Corp.†	55,594	1,181,373

		1,757,266

Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	26,696	843,594

Oil Field Machinery & Equipment — 0.3%
NOV, Inc.	71,836	1,179,547

Oil Refining & Marketing — 0.2%
HollyFrontier Corp.	27,488	966,478

Oil-Field Services — 0.2%
ChampionX Corp.†	37,154	832,250

Optical Supplies — 0.1%
STAAR Surgical Co.†	8,752	636,445

Pastoral & Agricultural — 0.4%
Darling Ingredients, Inc.†	29,751	1,897,221

Pharmacy Services — 0.1%
Option Care Health, Inc.†	25,466	595,140

Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.	18,293	1,134,898

Pipelines — 1.0%
Antero Midstream Corp.	59,702	594,035
DT Midstream, Inc.	17,786	919,536
Equitrans Midstream Corp.	74,752	606,239
Targa Resources Corp.	42,101	2,487,327

		4,607,137

Poultry — 0.2%
Pilgrim’s Pride Corp.†	8,961	250,639
Sanderson Farms, Inc.	3,900	717,600

		968,239

Security Description	Shares	Value (Note 2)
Publishing-Newspapers — 0.5%
New York Times Co., Class A	30,723	$1,229,842
TEGNA, Inc.	40,687	787,700

		2,017,542

Racetracks — 0.3%
Churchill Downs, Inc.	6,329	1,330,989

Real Estate Investment Trusts — 9.4%
American Campus Communities, Inc.	25,587	1,337,177
Apartment Income REIT Corp.	28,865	1,524,649
Brixmor Property Group, Inc.	54,607	1,384,833
Camden Property Trust	18,791	3,008,251
Corporate Office Properties Trust	20,653	521,695
Cousins Properties, Inc.	27,339	1,054,192
CyrusOne, Inc.	23,335	2,096,650
Douglas Emmett, Inc.	32,266	1,007,344
EastGroup Properties, Inc.	7,480	1,495,327
EPR Properties	13,754	604,763
First Industrial Realty Trust, Inc.	23,956	1,456,046
Healthcare Realty Trust, Inc.	27,128	841,511
Highwoods Properties, Inc.	19,193	827,602
Hudson Pacific Properties, Inc.	28,036	662,491
JBG SMITH Properties	20,990	575,126
Kilroy Realty Corp.	19,272	1,233,408
Kite Realty Group Trust	40,270	840,838
Lamar Advertising Co., Class A	15,963	1,768,062
Life Storage, Inc.	15,081	2,035,181
Macerich Co.	39,171	647,888
Medical Properties Trust, Inc.	109,641	2,495,429
National Retail Properties, Inc.	32,290	1,433,030
National Storage Affiliates Trust	15,067	927,525
Omega Healthcare Investors, Inc.	43,940	1,383,231
Park Hotels & Resorts, Inc.†	43,481	791,354
Pebblebrook Hotel Trust	24,157	522,999
Physicians Realty Trust	40,504	739,603
PotlatchDeltic Corp.	12,338	663,661
PS Business Parks, Inc.	3,698	617,418
Rayonier, Inc.	26,321	961,769
Rexford Industrial Realty, Inc.	27,854	2,038,077
Sabra Health Care REIT, Inc.	42,047	572,260
SL Green Realty Corp.	12,312	892,876
Spirit Realty Capital, Inc.	22,674	1,076,108
STORE Capital Corp.	45,122	1,430,819
Urban Edge Properties	20,246	369,287

		41,838,480

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.†	9,279	2,327,080

Recreational Vehicles — 0.6%
Brunswick Corp.	14,175	1,286,948
Polaris, Inc.	10,488	1,180,844

		2,467,792

Rental Auto/Equipment — 0.4%
Avis Budget Group, Inc.†	7,369	1,298,270
PROG Holdings, Inc.†	10,429	415,179

		1,713,449

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	7,832	1,271,760
Six Flags Entertainment Corp.†	14,229	561,903

		1,833,663

357

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Apparel/Shoe — 0.5%
American Eagle Outfitters, Inc.	28,210	$644,035
Foot Locker, Inc.	16,606	741,956
Victoria’s Secret & Co.†	13,322	743,767

		2,129,758

Retail-Automobile — 0.5%
AutoNation, Inc.†	7,351	801,259
Lithia Motors, Inc.	5,568	1,626,580

		2,427,839

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	8,609	702,839

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	6,822	1,281,240

Retail-Discount — 0.5%
BJ’s Wholesale Club Holdings, Inc.†	25,106	1,543,266
Ollie’s Bargain Outlet Holdings, Inc.†	11,127	533,428

		2,076,694

Retail-Home Furnishings — 0.8%
RH†	3,189	1,284,593
Williams-Sonoma, Inc.	13,674	2,195,224

		3,479,817

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.†	20,455	460,237

Retail-Misc./Diversified — 0.7%
Five Below, Inc.†	10,301	1,689,364
GameStop Corp., Class A†	11,392	1,240,931

		2,930,295

Retail-Pawn Shops — 0.1%
FirstCash Holdings, Inc.	7,434	518,150

Retail-Petroleum Products — 0.2%
Murphy USA, Inc.	4,336	852,718

Retail-Regional Department Stores — 0.7%
Kohl’s Corp.	27,678	1,652,653
Macy’s, Inc.	56,945	1,457,792

		3,110,445

Retail-Restaurants — 1.0%
Cracker Barrel Old Country Store, Inc.	4,323	515,042
Jack in the Box, Inc.	3,985	362,834
Papa John’s International, Inc.	5,951	734,651
Texas Roadhouse, Inc.	12,805	1,093,419
Wendy’s Co.	32,454	747,416
Wingstop, Inc.	5,484	840,423

		4,293,785

Retail-Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.	11,932	1,376,953

Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.†	51,663	1,070,974

Satellite Telecom — 0.2%
Iridium Communications, Inc.†	24,308	872,171

Savings & Loans/Thrifts — 0.5%
New York Community Bancorp, Inc.	85,502	996,953
Sterling Bancorp	35,432	931,507
Washington Federal, Inc.	11,978	419,470

		2,347,930

Security Description	Shares	Value (Note 2)
Schools — 0.2%
Graham Holdings Co., Class B	733	$436,223
Grand Canyon Education, Inc.†	7,368	616,554

		1,052,777

Security Services — 0.1%
Brink’s Co.	9,038	630,672

Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	10,505	939,567
Power Integrations, Inc.	11,093	895,316

		1,834,883

Semiconductor Equipment — 0.8%
Azenta, Inc.	13,670	1,152,928
CMC Materials, Inc.	5,226	945,279
MKS Instruments, Inc.	10,197	1,583,900

		3,682,107

Software Tools — 0.2%
Digital Turbine, Inc.†	16,167	713,773

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	3,902	847,631

Steel-Producers — 1.6%
Cleveland-Cliffs, Inc.†	83,675	1,434,189
Commercial Metals Co.	22,173	741,465
Reliance Steel & Aluminum Co.	11,520	1,761,178
Steel Dynamics, Inc.	34,664	1,924,545
United States Steel Corp.	49,687	1,029,515

		6,890,892

Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	28,486	1,888,907

Television — 0.1%
World Wrestling Entertainment, Inc., Class A	8,222	410,607

Therapeutics — 0.3%
Neurocrine Biosciences, Inc.†	17,443	1,378,346

Tools-Hand Held — 0.2%
MSA Safety, Inc.	6,704	921,130

Toys — 0.3%
Mattel, Inc.†	64,417	1,347,604

Transport-Equipment & Leasing — 0.2%
GATX Corp.	6,527	681,745

Transport-Marine — 0.2%
Kirby Corp.†	11,052	720,369

Transport-Services — 0.2%
Ryder System, Inc.	9,872	722,532

Transport-Truck — 1.3%
Knight-Swift Transportation Holdings, Inc.	30,514	1,726,482
Landstar System, Inc.	7,007	1,121,120
Saia, Inc.†	4,843	1,376,768
Werner Enterprises, Inc.	11,191	499,007
XPO Logistics, Inc.†	18,139	1,200,257

		5,923,634

Water — 0.5%
Essential Utilities, Inc.	42,289	2,061,166

Wire & Cable Products — 0.1%
Belden, Inc.	8,255	461,867

358

SunAmerica Series Trust SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.1%
ViaSat, Inc.†	13,504	$594,446

Total Common Stocks (cost $347,184,264)		421,798,820

EXCHANGE-TRADED FUNDS — 1.5%
SPDR S&P MidCap 400 Trust ETF (cost $6,827,575)	13,700	6,576,548

Total Long-Term Investment Securities (cost $354,011,839)		428,375,368

SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Treasuries — 0.5%
United States Treasury Bills 0.04% due 05/19/2022(1)	$765,000	764,403
0.04% due 04/21/2022(1)	160,000	159,941
0.07% due 08/11/2022(1)	200,000	199,515
0.07% due 06/16/2022(1)	920,000	918,858

Total Short-Term Investment Securities (cost $2,044,584)		2,042,717

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 3.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $13,667,000 and collateralized by $11,972,400 of United States Treasury Inflation Index Notes, bearing interest at 0.13% due 01/15/2030 and having an approximate value of $13,940,417 (cost $13,667,000)	$13,667,000	$13,667,000

TOTAL INVESTMENTS (cost $369,723,423)(2)	100.3%	444,085,085
Liabilities in excess of other assets	(0.3)	(1,268,993)

NET ASSETS	100.0%	$442,816,092

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 3 for cost of investments on a tax basis.
ETF	— Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

58	Long	S&P 400 E-Mini Index	March 2022	$15,915,210	$15,252,260	$(662,950)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$421,798,820	$—	$—	$421,798,820
Exchanged-Traded Funds	6,576,548	—	—	6,576,548
Short-Term Investment Securities	—	2,042,717	—	2,042,717
Repurchase Agreements	—	13,667,000	—	13,667,000

Total Investments at Value	$428,375,368	$15,709,717	$—	$444,085,085

LIABILITIES:
Other Financial Instruments:+
Futures Contracts .	$662,950	$—	$—	$662,950

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

359

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Medical-Drugs	11.9%
Insurance-Life/Health	8.5
Enterprise Software/Service	6.4
Soap & Cleaning Preparation	6.0
Banks-Commercial	4.9
Tobacco	4.7
Brewery	4.4
Commercial Services	3.2
Internet Content-Information/News	2.8
Semiconductor Components-Integrated Circuits	2.6
Gold Mining	2.5
Beverages-Wine/Spirits	2.3
Transport-Services	2.3
Dialysis Centers	2.3
Electronic Components-Semiconductors	2.2
Textile-Apparel	2.2
Cosmetics & Toiletries	2.2
Food-Misc./Diversified	2.1
Finance-Other Services	2.0
Aerospace/Defense-Equipment	1.9
Retail-Apparel/Shoe	1.9
Commercial Services-Finance	1.7
Industrial Automated/Robotic	1.7
Electronics-Military	1.7
Diversified Banking Institutions	1.5
Athletic Footwear	1.5
Insurance-Property/Casualty	1.5
Fisheries	1.3
Miscellaneous Manufacturing	1.2
Machinery-General Industrial	1.0
Electronic Components-Misc.	1.0
Machinery-Construction & Mining	0.9
Auto/Truck Parts & Equipment-Original	0.8
Casino Services	0.7
Diagnostic Kits	0.5
Electric Products-Misc.	0.5
Non-Ferrous Metals	0.5
Medical Instruments	0.5
E-Commerce/Products	0.1

97.9%

Country Allocation*

United Kingdom	18.5%
Germany	17.3
France	14.6
Japan	6.8
Switzerland	6.5
Canada	6.3
Cayman Islands	3.7
Singapore	3.7
Sweden	3.1
Hong Kong	2.8
Netherlands	2.7
Taiwan	2.6
Italy	1.9
South Korea	1.5
Norway	1.3
Denmark	1.1
Spain	1.0
Jersey	0.9
Bermuda	0.9
Australia	0.7

97.9%

*	Calculated as a percentage of net assets

360

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.9%
Australia — 0.7%
Aristocrat Leisure, Ltd.	104,728	$3,042,279

Bermuda — 0.9%
Hiscox, Ltd.	283,113	3,726,141

Canada — 6.3%
Barrick Gold Corp.	563,782	10,790,871
Cameco Corp.	109,765	2,133,732
Constellation Software, Inc.	8,366	14,409,080

		27,333,683

Cayman Islands — 3.7%
JD.com, Inc., Class A Lock-Up Shares†(2)	9,800	347,171
Minth Group, Ltd.	760,000	3,522,721
Tencent Holdings, Ltd.	204,300	12,469,923

		16,339,815

Denmark — 1.1%
Carlsberg A/S, Class B	13,480	2,179,390
Tryg A/S	106,211	2,507,252

		4,686,642

France — 14.6%
AXA SA	253,485	8,022,980
L’Oreal SA	5,128	2,195,158
Legrand SA	22,627	2,302,704
LVMH Moet Hennessy Louis Vuitton SE	11,508	9,462,274
Pernod Ricard SA	47,799	10,206,657
Safran SA	67,933	8,241,773
Sanofi	122,891	12,774,678
Thales SA	78,044	7,174,324
Worldline SA†*	68,805	3,342,619

		63,723,167

Germany — 17.3%
adidas AG	24,018	6,541,280
Bayer AG	112,656	6,829,765
Deutsche Boerse AG	48,577	8,577,962
Deutsche Post AG	167,299	9,969,632
Fresenius SE & Co. KGaA	242,617	9,967,393
Henkel AG & Co. KGaA (Preference Shares)	146,971	11,968,070
Infineon Technologies AG	79,583	3,250,891
Knorr-Bremse AG	50,809	5,125,666
SAP SE	108,582	13,443,578

		75,674,237

Hong Kong — 2.8%
AIA Group, Ltd.	1,170,400	12,157,254

Italy — 1.9%
Moncler SpA	126,819	8,094,548

Japan — 6.8%
FANUC Corp.	22,900	4,531,654
Hoya Corp.	33,400	4,325,082
Keyence Corp.	5,500	2,828,440
Kirin Holdings Co., Ltd.	474,800	7,608,306
Shiseido Co., Ltd.	142,800	7,226,353
Sumitomo Mitsui Financial Group, Inc.	87,900	3,156,914

		29,676,749

Security Description	Shares	Value (Note 2)
Jersey — 0.9%
Experian PLC	97,334	$4,065,000

Netherlands — 2.7%
Heineken NV	88,365	9,485,830
QIAGEN NV†	50,006	2,457,663

		11,943,493

Norway — 1.3%
Mowi ASA	239,885	5,891,016

Singapore — 3.7%
DBS Group Holdings, Ltd.	322,200	8,440,484
United Overseas Bank, Ltd.	336,700	7,487,466

		15,927,950

South Korea — 1.5%
Samsung Electronics Co., Ltd.	105,666	6,545,009

Spain — 1.0%
Grifols SA	247,638	4,363,523

Sweden — 3.1%
Epiroc AB, Class A	184,082	3,912,783
Hexagon AB, Class B	323,051	4,364,808
Svenska Handelsbanken AB, Class A	483,479	5,140,505

		13,418,096

Switzerland — 6.5%
Alcon, Inc.	27,530	2,123,086
Novartis AG	128,749	11,193,871
Roche Holding AG	30,342	11,732,220
UBS Group AG	187,046	3,468,003

		28,517,180

Taiwan — 2.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	91,374	11,205,194

United Kingdom — 18.5%
Associated British Foods PLC	346,493	9,118,064
AstraZeneca PLC	47,697	5,534,658
British American Tobacco PLC	293,975	12,511,819
Imperial Brands PLC	345,329	8,161,896
Legal & General Group PLC	1,206,424	4,706,579
M&G PLC	898,366	2,635,324
Prudential PLC	562,461	9,459,901
Reckitt Benckiser Group PLC	180,623	14,648,210
RELX PLC (LSE)	216,288	6,629,503
RELX PLC (XAMS)	244,034	7,502,228

		80,908,182

TOTAL INVESTMENTS (cost $376,452,734)(1)	97.9%	427,239,158
Other assets less liabilities	2.1	9,053,692

NET ASSETS	100.0%	$436,292,850

†	Non-income producing security
(1)	See Note 3 for cost of investments on a tax basis.
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a

361

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	9,800	$357,506	$347,171	$35.43	0.08%

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $3,342,619 representing 0.8% of net assets.

ADR — American Depositary Receipt

XAMS — Euronext Stock Exchange, Amsterdam

LSE — London Stock Exchange

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$38,538,877	$388,700,281	**	$—	$427,239,158

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

362

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Insurance-Life/Health	5.1%
Auto-Cars/Light Trucks	4.9
Telephone-Integrated	4.8
Steel-Producers	4.8
Oil Companies-Integrated	4.8
Metal-Diversified	4.4
Food-Retail	4.1
Auto/Truck Parts & Equipment-Original	3.6
Banks-Commercial	3.1
Electric-Integrated	2.8
Chemicals-Diversified	2.6
Office Automation & Equipment	2.6
Medical-Drugs	2.3
Gas-Distribution	2.1
Audio/Video Products	2.0
Airlines	1.9
Electric-Generation	1.6
Real Estate Investment Trusts	1.5
Diversified Banking Institutions	1.4
Food-Misc./Diversified	1.4
Human Resources	1.4
Insurance-Multi-line	1.3
Machinery-Electrical	1.3
Rubber-Tires	1.2
Insurance-Property/Casualty	1.2
Real Estate Operations & Development	1.1
Auto-Heavy Duty Trucks	1.0
Transport-Services	1.0
Lighting Products & Systems	1.0
Computer Services	1.0
Cellular Telecom	0.9
Metal-Aluminum	0.9
Real Estate Management/Services	0.9
Electronic Components-Misc.	0.9
Retail-Jewelry	0.8
Advertising Agencies	0.8
Tobacco	0.8
Building & Construction Products-Misc.	0.8
Diversified Minerals	0.8
Oil Companies-Exploration & Production	0.8
Distribution/Wholesale	0.7
Power Converter/Supply Equipment	0.7
Medical-Generic Drugs	0.6
Chemicals-Specialty	0.6
Insurance-Reinsurance	0.6
Oil Refining & Marketing	0.5
Retail-Building Products	0.5
Retail-Apparel/Shoe	0.5
Semiconductor Equipment	0.5
Telecom Services	0.5
Building-Residential/Commercial	0.5
Finance-Leasing Companies	0.5
Building-Maintenance & Services	0.5
Diversified Operations	0.5
Coatings/Paint	0.4
Multimedia	0.4
Printing-Commercial	0.4
Metal-Copper	0.4
Transport-Rail	0.4
Brewery	0.4

Building-Heavy Construction	0.3%
Investment Management/Advisor Services	0.3
Paper & Related Products	0.3
Metal Processors & Fabrication	0.3
Medical-Wholesale Drug Distribution	0.3
Building & Construction-Misc.	0.2
Wire & Cable Products	0.2
Photo Equipment & Supplies	0.2
Diversified Manufacturing Operations	0.2
Chemicals-Other	0.2
Travel Services	0.2
Water	0.2
Retail-Regional Department Stores	0.2
Enterprise Software/Service	0.2
Retail-Consumer Electronics	0.2
Metal-Iron	0.2
Retail-Discount	0.2
Medical Instruments	0.2
Industrial Automated/Robotic	0.2
Casino Hotels	0.2
Entertainment Software	0.1
Cosmetics & Toiletries	0.1
Medical Products	0.1
Athletic Footwear	0.1
Containers-Metal/Glass	0.1
Building Products-Cement	0.1
Petrochemicals	0.1
Food-Wholesale/Distribution	0.1
Transport-Marine	0.1
Electric-Distribution	0.1
Import/Export	0.1
Repurchase Agreements	0.1
Electric Products-Misc.	0.1
Electronic Connectors	0.1
Building Products-Doors & Windows	0.1
Apparel Manufacturers	0.1
Retail-Propane Distribution	0.1
Casino Services	0.1
Television	0.1
Steel Pipe & Tube	0.1
Batteries/Battery Systems	0.1
Advanced Materials	0.1
Medical-HMO	0.1
Networking Products	0.1
Shipbuilding	0.1
Oil-Field Services	0.1
Food-Meat Products	0.1
Electronic Components-Semiconductors	0.1
Finance-Investment Banker/Broker	0.1
Commercial Services	0.1
Machinery-General Industrial	0.1
Appliances	0.1
Dialysis Centers	0.1
E-Services/Consulting	0.1
Advertising Services	0.1

99.8%

363

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Country Allocation*

Japan	28.1%
United Kingdom	12.2
Netherlands	6.6
Switzerland	6.3
Germany	5.9
Canada	5.6
France	5.3
Australia	5.0
Spain	4.6
Luxembourg	3.8
Italy	3.4
Israel	1.8
Jersey	1.4
Norway	1.4
SupraNational	1.1
Finland	1.0
Sweden	0.8
Hong Kong	0.8
Denmark	0.7
Belgium	0.7
Austria	0.6
Cayman Islands	0.6
Bermuda	0.5
New Zealand	0.5
Portugal	0.4
Ireland	0.3
Singapore	0.3
United States	0.1

99.8%

*	Calculated as a percentage of net assets

364

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 99.7%
Australia — 5.0%
AGL Energy, Ltd.	657,417	$3,314,114
AMP, Ltd.†	1,003,813	626,948
Ampol, Ltd.	28,672	607,404
Aurizon Holdings, Ltd.	242,615	608,742
Australia & New Zealand Banking Group, Ltd.	17,078	322,761
Bendigo & Adelaide Bank, Ltd.	54,467	332,343
BHP Group, Ltd.	77,928	2,501,023
BHP Group, Ltd.	32,896	1,038,355
BlueScope Steel, Ltd.	41,022	536,236
Brambles, Ltd.	33,481	230,445
CIMIC Group, Ltd.	9,448	110,381
Coles Group, Ltd.	70,375	811,184
Crown Resorts, Ltd.†	83,857	721,643
Downer EDI, Ltd.	78,672	305,241
Endeavour Group, Ltd.	67,262	301,443
Fortescue Metals Group, Ltd.	77,311	1,094,640
Lendlease Corp., Ltd.	21,147	149,973
Medibank Private, Ltd.	201,536	443,277
Metcash, Ltd.	311,691	876,596
Orica, Ltd.	31,242	309,173
Qantas Airways, Ltd.†	92,482	317,332
QBE Insurance Group, Ltd.	38,595	305,769
Rio Tinto, Ltd.	92,895	7,376,278
Sims, Ltd.	63,324	641,522
Stockland	175,228	507,096
Suncorp Group, Ltd.	335,681	2,639,631
Telstra Corp., Ltd.	1,220,517	3,395,315
Vicinity Centres	298,530	346,400
Wesfarmers, Ltd.	40,733	1,534,466
Westpac Banking Corp.	4,380	63,210
Woodside Petroleum, Ltd.	21,479	382,054
Woolworths Group, Ltd.	61,612	1,505,083

		34,256,078

Austria — 0.6%
Lenzing AG†	2,580	314,768
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,089	412,210
voestalpine AG	95,618	3,191,917

		3,918,895

Belgium — 0.7%
Anheuser-Busch InBev SA NV	15,713	989,997
Bekaert NV	4,013	186,987
bpost SA†	13,656	100,639
Etablissements Franz Colruyt NV	22,297	904,822
Proximus SADP	74,492	1,519,212
UCB SA	10,450	1,037,361

		4,739,018

Bermuda — 0.5%
First Pacific Co., Ltd.	200,000	77,064
Hongkong Land Holdings, Ltd.	94,300	511,096
Hopson Development Holdings, Ltd.	148,047	304,770
Kerry Properties, Ltd.	391,500	1,105,031
Skyworth Group, Ltd.†	1,176,000	694,709
Yue Yuen Industrial Holdings, Ltd.†	384,000	648,965

		3,341,635

Canada — 5.6%
Air Canada†	37,457	673,616
ARC Resources, Ltd.	37,933	444,340

Security Description	Shares	Value (Note 2)
Canada (continued)
Atco, Ltd., Class I	38,451	$1,295,262
Canadian Tire Corp., Ltd., Class A	7,191	1,038,244
Canadian Utilities, Ltd., Class A	13,568	394,183
Celestica, Inc.†	88,600	1,103,362
CI Financial Corp.	43,620	809,500
Crescent Point Energy Corp.	389,732	2,511,037
George Weston, Ltd.	6,451	703,487
Gildan Activewear, Inc.	15,145	602,869
Great-West Lifeco, Inc.	9,436	294,775
H&R Real Estate Investment Trust	100,519	1,021,678
IGM Financial, Inc.	4,978	174,895
Magna International, Inc.	215,909	17,394,675
Onex Corp.	4,681	336,248
Power Corp. of Canada	66,730	2,144,977
Primaris REIT	25,130	280,131
RioCan Real Estate Investment Trust	18,907	329,160
Sun Life Financial, Inc.	10,922	618,554
Suncor Energy, Inc.	63,309	1,808,900
Teck Resources, Ltd., Class B	40,200	1,241,594
TFI International, Inc.	1,047	100,775
Thomson Reuters Corp.	17,903	1,921,916
Turquoise Hill Resources, Ltd.†	32,041	561,092
Vermilion Energy, Inc.†	53,311	829,557

		38,634,827

Cayman Islands — 0.6%
Chow Tai Fook Jewellery Group, Ltd.	132,200	231,703
CK Asset Holdings, Ltd.	39,000	259,737
CK Hutchison Holdings, Ltd.	71,500	506,956
Kingboard Holdings, Ltd.	294,500	1,421,014
Kingboard Laminates Holdings, Ltd.	408,500	696,848
Lee & Man Paper Manufacturing, Ltd.	339,000	231,837
Sands China, Ltd.†	99,200	278,281
Shimao Property Holdings, Ltd.	203,500	149,916
Wharf Real Estate Investment Co., Ltd.	24,000	113,960

		3,890,252

Denmark — 0.7%
AP Moller - Maersk A/S, Series B	240	861,241
Carlsberg A/S, Class B	2,723	440,243
Danske Bank A/S	5,385	104,326
ISS A/S†	179,393	3,369,787
Novo Nordisk A/S, Class B	1,262	126,337

		4,901,934

Finland — 1.0%
Nokia Oyj†	73,871	438,077
Nordea Bank Abp	461,949	5,483,098
Outokumpu Oyj†	30,736	199,395
UPM-Kymmene Oyj	10,401	378,887
Wartsila Oyj Abp	34,239	424,195

		6,923,652

France — 5.3%
Air France-KLM†	318,284	1,436,546
AXA SA	106,666	3,376,054
Bollore SA	32,727	176,564
Capgemini SE	1,398	313,434
Carrefour SA	129,926	2,473,582
Casino Guichard Perrachon SA†	35,912	794,289
Cie de Saint-Gobain	50,681	3,442,836
Cie Generale des Etablissements Michelin SCA	6,889	1,153,015
CNP Assurances	5,967	146,271

365

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
France (continued)
Eiffage SA	5,032	$527,793
Engie SA	253,649	3,886,195
Orange SA	185,951	2,179,525
Renault SA†	37,854	1,501,844
Rexel SA	15,413	343,949
Sanofi	29,833	3,101,179
Schneider Electric SE	15,514	2,637,272
TotalEnergies SE	37,317	2,113,708
Valeo SA	188,862	5,277,532
Veolia Environnement SA	36,873	1,334,235
Vivendi SE	20,259	265,499

		36,481,322

Germany — 5.9%
Aurubis AG	17,494	1,806,909
BASF SE	29,702	2,255,721
Bayerische Motoren Werke AG	37,839	3,952,796
Continental AG†	7,285	697,463
Covestro AG*	59,377	3,530,634
Daimler Truck Holding AG†	43,954	1,549,549
Deutsche Lufthansa AG†	777,751	5,970,906
E.ON SE	60,902	836,368
Evonik Industries AG	51,842	1,677,123
Fresenius SE & Co. KGaA	8,454	347,314
Mercedes-Benz Group AG	88,342	6,954,047
METRO AG	241,294	2,443,199
Muenchener Rueckversicherungs-Gesellschaft AG	6,651	2,085,992
Salzgitter AG†	10,127	344,252
Schaeffler AG (Preference Shares)	146,641	1,077,257
Siemens AG	4,397	691,347
Talanx AG	9,481	449,249
TUI AG†	394,917	1,345,898
Uniper SE	55,637	2,502,712

		40,518,736

Hong Kong — 0.8%
Hang Lung Group, Ltd.	137,000	304,297
Henderson Land Development Co., Ltd.	31,000	135,614
Hysan Development Co., Ltd.	84,000	257,686
MTR Corp., Ltd.	52,000	280,999
New World Development Co., Ltd.	54,000	219,976
Sun Hung Kai Properties, Ltd.	21,000	255,745
Swire Pacific, Ltd., Class A	389,500	2,350,838
Wharf Holdings, Ltd.	525,000	1,788,913

		5,594,068

Ireland — 0.3%
Bank of Ireland Group PLC†	140,852	952,963
Medtronic PLC	10,026	1,037,591

		1,990,554

Israel — 1.8%
Bank Hapoalim BM	61,514	637,777
Bank Leumi Le-Israel BM	34,386	368,328
Bezeq The Israeli Telecommunication Corp., Ltd.†	1,646,919	2,830,912
Delek Group, Ltd.†	5,478	612,183
Gazit-Globe, Ltd.	44,030	455,492
ICL Group, Ltd.	44,385	401,344
Israel Corp., Ltd.†	3,286	1,340,614
Oil Refineries, Ltd.†	1,488,628	489,968
Paz Oil Co., Ltd.†	3,973	560,817

Security Description	Shares	Value (Note 2)
Israel (continued)
Teva Pharmaceutical Industries, Ltd. ADR†	563,165	$4,747,481

		12,444,916

Italy — 3.4%
A2A SpA	237,014	450,257
Assicurazioni Generali SpA	117,135	2,458,428
Banca Monte dei Paschi di Siena SpA†	358,236	370,201
Enel SpA	660,403	5,063,119
Eni SpA	489,657	7,342,083
Intesa Sanpaolo SpA	1,469,285	4,343,279
Iveco Group NV†	3,448	36,688
Leonardo SpA†	41,613	299,651
Saras SpA†	662,801	414,555
Telecom Italia SpA	4,080,161	1,918,767
Unipol Gruppo SpA	123,721	694,094
UnipolSai Assicurazioni SpA	109,451	318,316

		23,709,438

Japan — 28.1%
AGC, Inc.	15,200	696,633
Ajinomoto Co., Inc.	39,300	1,097,840
Alps Alpine Co., Ltd.	185,800	2,028,818
Amada Co., Ltd.	33,100	320,848
ANA Holdings, Inc.†	19,500	411,189
Asics Corp.	16,200	316,434
Astellas Pharma, Inc.	43,500	699,865
Bridgestone Corp.	142,800	6,268,969
Brother Industries, Ltd.	26,700	493,387
Canon Marketing Japan, Inc.	8,800	180,223
Canon, Inc.	334,600	7,901,728
Casio Computer Co., Ltd.	20,100	251,953
Chiba Bank, Ltd.	57,200	370,420
Chubu Electric Power Co., Inc.	105,400	1,057,077
Citizen Watch Co., Ltd.	154,200	658,552
Concordia Financial Group, Ltd.	100,000	411,031
Cosmo Energy Holdings Co., Ltd.	13,500	269,414
Credit Saison Co., Ltd.	17,100	191,553
Dai Nippon Printing Co., Ltd.	71,800	1,728,953
Dai-ichi Life Holdings, Inc.	38,900	874,992
Daicel Corp.	112,400	829,073
Daito Trust Construction Co., Ltd.	53,500	6,126,293
Daiwa House Industry Co., Ltd.	11,100	323,921
Daiwa Securities Group, Inc.	62,400	376,119
Denso Corp.	2,600	193,845
Dentsu Group, Inc.	9,300	321,880
DIC Corp.	14,200	362,785
East Japan Railway Co.	9,400	538,212
Ebara Corp.	6,200	304,094
Edion Corp.	61,700	575,627
Eisai Co., Ltd.	10,600	535,656
Electric Power Development Co., Ltd.	65,700	860,161
ENEOS Holdings, Inc.	31,500	124,620
Exedy Corp.	21,400	314,218
Fuji Electric Co., Ltd.	6,400	344,421
FUJIFILM Holdings Corp.	40,100	2,684,512
Fujikura, Ltd.†	137,400	744,698
Fujitsu, Ltd.	44,300	5,842,908
Furukawa Electric Co., Ltd.	36,900	761,478
GS Yuasa Corp.	24,400	522,059
GungHo Online Entertainment, Inc.†	14,700	308,199
H2O Retailing Corp.	95,500	661,970
Hanwa Co., Ltd.	10,000	275,857

366

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Hino Motors, Ltd.	89,600	$777,900
Hitachi, Ltd.	95,700	4,988,342
Hokkaido Electric Power Co., Inc.	81,200	353,087
Hokuriku Electric Power Co.	56,700	279,474
Inabata & Co., Ltd.	6,300	95,093
Isetan Mitsukoshi Holdings, Ltd.	67,800	534,582
Isuzu Motors, Ltd.	377,900	4,628,588
Itoham Yonekyu Holdings, Inc.	69,000	404,911
Iwatani Corp.	12,500	588,903
Izumi Co., Ltd.	4,700	130,479
Japan Airlines Co., Ltd.†	214,000	4,040,025
Japan Post Holdings Co., Ltd.	1,359,000	11,580,971
Japan Post Insurance Co., Ltd.	20,500	357,919
Japan Tobacco, Inc.	63,400	1,270,610
JFE Holdings, Inc.	62,900	806,742
JSR Corp.	15,600	519,875
JTEKT Corp.	30,500	265,887
K’s Holdings Corp.†	55,300	543,733
Kajima Corp.	24,700	298,548
Kaneka Corp.	14,600	476,403
Kawasaki Heavy Industries, Ltd.	11,200	216,607
Kewpie Corp.	9,500	195,626
Kirin Holdings Co., Ltd.	19,700	315,677
Kobe Steel, Ltd.	106,000	504,726
Komatsu, Ltd.	2,700	66,469
Konica Minolta, Inc.	143,100	603,210
Kyocera Corp.	7,700	475,325
Kyushu Electric Power Co., Inc.	99,100	733,629
Mazda Motor Corp.†	385,100	2,983,399
Medipal Holdings Corp.	59,500	1,071,339
Mitsubishi Chemical Holdings Corp.	229,200	1,800,507
Mitsubishi Corp.	23,800	807,991
Mitsubishi Electric Corp.	140,500	1,762,393
Mitsubishi Gas Chemical Co., Inc.	10,700	204,590
Mitsubishi Heavy Industries, Ltd.	48,000	1,300,198
Mitsubishi Materials Corp.	23,900	425,621
Mitsui Chemicals, Inc.	35,500	947,820
Mixi, Inc.	47,400	878,377
MS&AD Insurance Group Holdings, Inc.	132,000	4,531,180
NEC Corp.	8,400	326,970
NH Foods, Ltd.	9,600	369,021
NHK Spring Co., Ltd.	37,500	294,943
Nikon Corp.	159,600	1,666,223
Nippon Electric Glass Co., Ltd.	35,300	880,607
Nippon Express Holdings, Inc.	9,100	535,341
Nippon Light Metal Holdings Co., Ltd.	18,500	282,117
Nippon Paper Industries Co., Ltd.	10,700	108,249
Nippon Steel Corp.	71,900	1,167,220
Nippon Steel Trading Corp.	7,500	338,354
Nippon Telegraph & Telephone Corp.	390,200	11,120,026
Nissan Motor Co., Ltd.†	1,462,700	7,784,492
Nitto Denko Corp.	72,400	5,628,440
Nomura Real Estate Holdings, Inc.	59,800	1,404,609
NSK, Ltd.	48,700	331,678
NTN Corp.†	162,500	327,806
Obayashi Corp.	32,300	261,705
Omron Corp.	14,100	1,030,311
ORIX Corp.	103,500	2,136,235
Otsuka Holdings Co., Ltd.	9,000	308,324
Panasonic Corp.	1,197,700	13,157,276
Persol Holdings Co., Ltd.	36,400	937,442

Security Description	Shares	Value (Note 2)
Japan (continued)
Pola Orbis Holdings, Inc.	20,400	$303,783
Renesas Electronics Corp.†	25,300	291,234
Ricoh Co., Ltd.	432,500	3,653,061
Rohm Co., Ltd.	4,700	395,005
SCREEN Holdings Co., Ltd.	2,600	260,871
Secom Co., Ltd.	1,500	106,025
Sega Sammy Holdings, Inc.	33,500	561,977
Seibu Holdings, Inc.†	38,900	381,248
Seiko Epson Corp.	159,900	2,487,466
Sekisui House, Ltd.	91,800	1,861,122
Seven & i Holdings Co., Ltd.	14,100	689,039
Shikoku Electric Power Co., Inc.	46,000	320,108
Shimamura Co., Ltd.	12,300	1,124,383
Shimizu Corp.	67,300	448,568
Sojitz Corp.	23,760	371,210
Sompo Holdings, Inc.	55,400	2,592,137
Subaru Corp.	54,200	991,632
Sumitomo Chemical Co., Ltd.	164,200	826,196
Sumitomo Electric Industries, Ltd.	70,000	929,622
Sumitomo Forestry Co., Ltd.	15,600	274,610
Sumitomo Heavy Industries, Ltd.	13,800	362,413
Sumitomo Mitsui Financial Group, Inc.	41,600	1,494,057
Sumitomo Mitsui Trust Holdings, Inc.	7,200	249,654
Sumitomo Rubber Industries, Ltd.	28,700	298,848
Suzuken Co., Ltd.	16,700	494,821
Suzuki Motor Corp.	33,200	1,417,509
T&D Holdings, Inc.	26,300	388,584
Taiheiyo Cement Corp.	15,700	311,819
Taisei Corp.	4,700	153,962
TDK Corp.	21,900	789,834
Tohoku Electric Power Co., Inc.	82,500	581,011
Tokai Rika Co., Ltd.	18,400	239,900
Tokio Marine Holdings, Inc.	8,900	531,775
Tokyo Electric Power Co. Holdings, Inc.†	531,900	1,417,488
Tokyo Electron, Ltd.	7,500	3,645,584
Toppan Printing Co., Ltd.	39,800	760,023
Toray Industries, Inc.	346,800	2,204,223
Toshiba Corp.	22,600	936,627
Toyo Seikan Group Holdings, Ltd.	79,300	964,721
Toyota Tsusho Corp.	17,700	718,516
TS Tech Co., Ltd.	23,500	309,083
Ube Industries, Ltd.	23,800	428,341
United Super Markets Holdings, Inc.	37,600	343,321
West Japan Railway Co.	11,400	478,981
Yamaha Motor Co., Ltd.	12,900	307,890
Yamato Holdings Co., Ltd.	28,500	608,106
Yamazaki Baking Co., Ltd.	19,100	273,280
Yokohama Rubber Co., Ltd.	18,100	263,915
Zeon Corp.	20,000	230,435

		193,400,648

Jersey — 1.4%
Ferguson PLC	9,841	1,549,112
Glencore PLC	523,475	2,736,162
WPP PLC	367,041	5,730,809

		10,016,083

Luxembourg — 3.8%
ArcelorMittal SA	831,787	24,814,004
Millicom International Cellular SA SDR†	9,371	250,946
RTL Group SA	9,549	536,631

367

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Luxembourg (continued)
Subsea 7 SA	54,177	$405,822
Tenaris SA	43,764	531,791

		26,539,194

Netherlands — 6.6%
Aegon NV	173,303	980,186
AerCap Holdings NV†	19,813	1,248,219
Akzo Nobel NV	28,534	2,955,037
CNH Industrial NV	17,242	261,205
Heineken Holding NV	3,910	343,268
ING Groep NV	74,009	1,092,562
Koninklijke Ahold Delhaize NV	444,775	14,419,295
Koninklijke DSM NV	2,222	418,489
Koninklijke KPN NV	301,010	990,814
Koninklijke Philips NV	26,913	892,883
Randstad NV	63,857	4,168,189
Signify NV*	126,212	6,697,824
Stellantis NV	453,945	8,773,351
VEON, Ltd. ADR† ADR	1,332,245	1,905,110

		45,146,432

New Zealand — 0.5%
Air New Zealand, Ltd.†	333,661	316,704
Contact Energy, Ltd.	80,653	416,005
Fletcher Building, Ltd.	442,473	1,873,881
Spark New Zealand, Ltd.	208,320	594,210

		3,200,800

Norway — 1.4%
Atea ASA	19,822	336,215
DNB Bank ASA	2,969	70,620
Equinor ASA	74,178	2,043,494
Norsk Hydro ASA	764,290	5,868,886
Telenor ASA	54,246	895,173
Yara International ASA	4,459	229,186

		9,443,574

Portugal — 0.4%
EDP - Energias de Portugal SA	370,340	1,901,211
Portucel Empresa Produtora de Pasta e Papel SA†	157,821	597,928

		2,499,139

Singapore — 0.3%
ComfortDelGro Corp., Ltd.	481,400	486,138
Hutchison Port Holdings Trust	1,191,000	280,424
Sembcorp Industries, Ltd.	215,300	365,172
Singapore Telecommunications, Ltd.	381,500	687,727

		1,819,461

Spain — 4.6%
Acciona SA	1,776	310,725
ACS Actividades de Construccion y Servicios SA	35,658	900,401
Banco Bilbao Vizcaya Argentaria SA	269,589	1,715,904
Banco de Sabadell SA†	3,765,544	2,926,537
Banco Santander SA	1,024,538	3,591,297
Endesa SA	58,817	1,323,632
Mapfre SA	538,522	1,174,589
Naturgy Energy Group SA	157,531	5,004,405
Repsol SA	59,522	754,155

Security Description	Shares	Value (Note 2)
Spain (continued)
Telefonica SA	3,004,108	$14,033,744

		31,735,389

SupraNational — 1.1%
Unibail-Rodamco-Westfield† (Euronext Amsterdam)	5,392	411,679
Unibail-Rodamco-Westfield† (Euronext Paris)	93,183	7,114,522

		7,526,201

Sweden — 0.8%
Electrolux AB, Class B	16,883	349,871
Hennes & Mauritz AB, Class B	130,642	2,588,971
JM AB	6,163	232,497
Skanska AB, Class B	21,776	532,468
SKF AB, Class B	13,692	300,960
Swedbank AB, Class A	68,910	1,348,948
Telia Co. AB	89,254	351,505

		5,705,220

Switzerland — 6.3%
ABB, Ltd.	65,040	2,247,975
Adecco Group AG	97,166	4,625,719
Garmin, Ltd.	2,934	365,048
Holcim, Ltd.	12,011	649,276
Nestle SA	61,551	7,929,734
Novartis AG	42,287	3,676,574
Roche Holding AG	16,051	6,206,376
Swatch Group AG	17,140	4,992,877
Swiss Life Holding AG	2,970	1,908,443
Swiss Re AG	17,548	1,904,389
Swisscom AG	1,244	709,635
TE Connectivity, Ltd.	4,917	703,180
UBS Group AG	171,326	3,176,540
Zurich Insurance Group AG	9,380	4,479,019

		43,574,785

United Kingdom — 12.2%
Abrdn PLC	169,413	552,884
Anglo American PLC	7,392	324,155
Associated British Foods PLC	6,447	169,655
Aviva PLC	421,101	2,482,713
Barratt Developments PLC	53,204	440,825
Berkeley Group Holdings PLC	5,290	301,060
British American Tobacco PLC	55,186	2,348,762
British Land Co. PLC	41,399	308,786
Centrica PLC†	9,809,976	9,627,603
Direct Line Insurance Group PLC	141,995	586,079
easyJet PLC†	9,870	83,260
Evraz PLC	214,926	1,467,111
HSBC Holdings PLC	222,559	1,595,178
Imperial Brands PLC	73,467	1,736,402
Inchcape PLC	195,400	2,226,308
Kingfisher PLC	497,579	2,236,047
M&G PLC	1,955,086	5,735,174
Marks & Spencer Group PLC†	1,259,631	3,731,183
Micro Focus International PLC	193,537	1,183,788
Mondi PLC	22,934	573,720
Pearson PLC	38,144	316,690
Persimmon PLC	8,493	275,814
Reckitt Benckiser Group PLC	2,468	200,150
Rio Tinto PLC	260,258	18,334,967
Royal Mail PLC	836,237	4,990,156
Shell PLC	731,121	18,550,641

368

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
United Kingdom (continued)
Smith & Nephew PLC	14,037	$238,481
SSE PLC	115,936	2,476,372
Taylor Wimpey PLC	128,900	263,934
Unilever PLC	17,070	867,850

		84,225,748

Total Common Stocks (cost 666,147,325)		686,177,999

RIGHTS — 0.0%
ACS Actividades de Construccion y Servicios SA Expires 02/02/2022† (cost $19,114)	35,658	17,847

Total Long-Term Investment Securities (cost $666,166,439)		686,195,846

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $775,000 and collateralized by $679,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2030 and having an approximate value of $790,614 (cost $775,000)	$775,000	775,000

TOTAL INVESTMENTS (cost $666,941,439)(1)	99.8%	686,970,846
Other assets less liabilities	0.2	1,649,718

NET ASSETS	100.0%	$688,620,564

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $10,228,458 representing 1.5% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.

ADR — American Depositary Receipt

SDR — Swedish Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:	$70,352,030	$615,825,969	**	$—	$686,177,999
Rights	17,847	—		—	17,847
Repurchase Agreements	—	775,000		—	775,000

Total Investments at Value	$70,369,877	$616,600,969		$—	$686,970,846

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. (see Note 2).

See Notes to Financial Statements

369

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

U.S. Government Treasuries	69.7%
Uniform Mtg. Backed Securities	7.6
Diversified Financial Services	7.5
United States Treasury Bonds	6.3
Federal National Mtg. Assoc.	3.6
Diversified Banking Institutions	1.2
Electric-Integrated	1.0
Real Estate Investment Trusts	0.9
Banks-Commercial	0.6
Options Purchased	0.6
Airlines	0.6
Federal Home Loan Mtg. Corp.	0.6
Sovereign	0.5
Pipelines	0.5
Government National Mtg. Assoc.	0.4
Finance-Leasing Companies	0.4
U.S. Government Agencies	0.3
Municipal Bonds & Notes	0.3
Regional Agencies	0.2
Insurance-Life/Health	0.2
Auto-Cars/Light Trucks	0.2
Cellular Telecom	0.2
Telephone-Integrated	0.2
Electronic Components-Semiconductors	0.2
Transport-Equipment & Leasing	0.1
Finance-Investment Banker/Broker	0.1
Machinery-General Industrial	0.1
Gas-Distribution	0.1
Medical-Hospitals	0.1
Cable/Satellite TV	0.1
Medical Instruments	0.1
Oil Companies-Exploration & Production	0.1
Medical-Biomedical/Gene	0.1
Casino Hotels	0.1
Electric-Generation	0.1
Insurance-Property/Casualty	0.1
Investment Management/Advisor Services	0.1
Retail-Restaurants	0.1
Machinery-Construction & Mining	0.1
Building & Construction Products-Misc.	0.1
Agricultural Chemicals	0.1
Computers	0.1
Finance-Consumer Loans	0.1
Aerospace/Defense-Equipment	0.1
E-Commerce/Services	0.1
Oil Refining & Marketing	0.1
Electric-Distribution	0.1
Enterprise Software/Service	0.1
Hotels/Motels	0.1
Medical-Drugs	0.1
Applications Software	0.1

106.5%

Credit Quality#†

Aaa	58.8%
Aa	2.1
A	6.0
Baa	14.9
Ba	3.2
B	2.3
Caa	1.5
Ca	0.2
Not Rated@	11.0

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

370

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES — 7.5%
Diversified Financial Services — 7.5%
ALBA PLC FRS Series 2005-1, Class A3 0.31% (3 ML GBP+0.19%) due 11/25/2042(1)	GBP	405,336	$529,147
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 0.23% (1 ML+0.12%) due 10/25/2046(1)		$16,721	15,348
Anchorage Capital CLO, Ltd. FRS Series 2015-6A, Class ARR 1.29% (3 ML+1.05%) due 07/15/2030*(2)		500,000	499,874
Angel Oak Mtg. Trust VRS Series 2020-4, Class A1 1.47% due 06/25/2065*(1)(3)		328,837	327,022
Apidos CLO XV FRS Series 2013-15A, Class A1RR 1.26% (3 ML+1.01%) due 04/20/2031*(2)		250,000	250,132
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2022-FL1, Class A 1.50% (SOFR30A+1.45%) due 01/15/2037*		1,100,000	1,100,004
ARES L CLO, Ltd. FRS Series 2018-50A, Class AR 1.29% (3 ML+1.05%) due 01/15/2032*(2)		2,400,000	2,399,398
BAMLL Commercial Mtg. Securities Trust FRS Series 2019-RLJ, Class A 1.16% (1 ML+1.05%) due 04/15/2036*(4)		1,300,000	1,297,101
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(5)		923,176	958,079
Bear Stearns Asset Backed Securities I Trust FRS Series 2006-PC1, Class M2 0.74% (1 ML+0.63%) due 12/25/2035		127,677	127,630
Bear Stearns Asset Backed Securities I Trust FRS Series 2005-HE4, Class M2 1.07% (1 ML+0.96%) due 04/25/2035		40,770	40,770
Birch Grove CLO, Ltd. FRS Series 19A, Class AR 1.33% (3 ML+1.13%) due 06/15/2031*(2)		2,500,000	2,496,490
Bruegel DAC FRS Series 2021-1A, Class A 0.80% (3 ML EUR+0.80%) due 05/22/2031*(4)	EUR	1,870,874	2,106,275
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-3A, Class A1R 1.28% (3 ML+1.00%) due 07/28/2028*(2)		1,565,068	1,564,675

Security Description	Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
ChaseFlex Trust FRS Series 2007-2, Class A1 0.39% (1 ML+0.28%) due 05/25/2037(1)	$627,667	$611,647
CIFC Funding, Ltd. FRS Series 2017-4A, Class A1R 1.21% (3 ML+0.95%) due 10/24/2030*(2)	1,250,000	1,250,564
CIT Mtg. Loan Trust FRS Series 2007-1, Class 1A 1.46% (1 ML+1.35%) due 10/25/2037*	1,122,260	1,126,959
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2036*(4)	2,400,000	2,492,621
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 0.27% (1 ML+0.16%) due 12/25/2036*	1,116,073	737,757
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.82% due 04/10/2033*(3)(4)	1,100,000	1,169,640
Countrywide Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 0.53% (1 ML+0.42%) due 05/25/2036(1)	3,054,756	2,816,127
Countrywide Alternative Loan Trust Series 2005-J11, Class 1A15 5.50% due 11/25/2035(1)	116,969	86,363
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)	170,198	156,199
Countrywide Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)	672,985	372,881
Countrywide Asset-Backed Certs. FRS Series 2006-26, Class 1A 0.25% (1 ML+0.14%) due 06/25/2037	173,446	165,399
Countrywide Asset-Backed Certs. FRS Series 2007-1, Class 2A3 0.25% (1 ML+0.14%) due 07/25/2037	93,376	91,993
Countrywide Asset-Backed Certs. FRS Series 2007-10, Class 2A4 0.36% (1 ML+0.25%) due 06/25/2047	754,638	742,681
Countrywide Asset-Backed Certs. FRS Series 2006-12, Class 1A 0.37% (1 ML+0.26%) due 12/25/2036	1,052,350	1,048,892
Credit Suisse Commercial Mtg. FRS Series 2021-SOP2, Class A 1.07% (1 ML+0.97%) due 06/15/2034*(4)	1,800,000	1,791,008

371

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CSMC Trust VRS Series 2020-RPL5, Class A1 3.02% due 08/25/2060*(1)(3)		$310,406	$310,509
CWABS Asset-Backed Certs. Trust FRS Series 2005-3, Class MV7 2.06% (1 ML+1.95%) due 08/25/2035		1,100,000	1,114,204
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(4)		2,400,000	2,471,278
Encore Credit Receivables Trust FRS Series 2005-1, Class M1 0.77% (1 ML+0.66%) due 07/25/2035		164,893	168,718
Eurosail PLC FRS Series 2006-4X, Class A3C 0.24% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	42,918	57,542
Eurosail PLC FRS Series 2007-3A, Class A3C 1.04% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	362,203	485,965
Eurosail PLC FRS Series 2007-3X, Class A3A 1.04% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	321,087	431,400
Eurosail PLC FRS Series 2007-3X, Class A3C 1.04% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	428,058	574,322
Fremont Home Loan Trust FRS Series 2005-1, Class M5 1.17% (1 ML+1.07%) due 06/25/2035		735,741	735,982
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 1.31% (3 ML+1.05%) due 01/21/2028*(2)		540,092	540,346
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.29% (1 ML+0.19%) due 01/19/2038(1)		14,878	14,495
HarborView Mtg. Loan Trust FRS Series 2006-1, Class 2A1A 0.58% (1 ML+0.48%) due 03/19/2036(1)		1,357,248	1,355,109
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 2.66% due 07/19/2035(1)(3)		121,872	101,837
HERA Commercial Mtg., Ltd. FRS Series 2021-FL1, Class A 1.15% (1 ML+1.05%) due 02/18/2038*		1,200,000	1,192,601

Security Description		Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
Home Equity Asset Trust FRS Series 2005-4, Class M6 1.19% (1 ML+1.08%) due 10/25/2035		$800,000	$798,014
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)		1,600,000	1,642,940
JPMorgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A5 0.37% (1 ML+0.26%) due 06/25/2037		663,260	662,199
JPMorgan Mtg. Acquisition Trust FRS Series 2006-WMC2, Class A1 0.38% (1 ML+0.27%) due 07/25/2036		313,877	281,462
KKR CLO 9, Ltd. FRS Series 9, Class AR2 1.19% (3 ML+0.95%) due 07/15/2030*(2)		600,000	599,723
KKR CLO, Ltd. FRS Series 18, Class AR 1.18% (3 ML+0.94%) due 07/18/2030*(2)		300,000	299,861
LCM 30, Ltd. FRS Series 30A, Class AR 1.33% (3 ML+1.08%) due 04/20/2031*(2)		1,600,000	1,601,235
LCM XIII LP FRS Series 13A, Class AR3 1.12% (3 ML + 0.87%) due 07/19/2027*(2)		1,874,202	1,873,732
LCM XV LP FRS Series 15A, Class AR2 1.25% (3 ML+1.00%) due 07/20/2030*(2)		627,649	626,427
Legacy Mtg. Asset Trust Series 2019-GS3, Class A1 3.75% due 04/25/2059*		816,695	818,797
LFT CRE, Ltd. FRS Series 2021-FL1, Class A 1.28% (1 ML+1.17%) due 06/15/2039*		1,100,000	1,098,656
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class A 1.24% (1 ML+1.13%) due 05/15/2036*		388,381	388,381
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class A 1.40% (1 ML+1.30%) due 07/15/2036*		500,000	499,061
Ludgate Funding PLC FRS Series 2006-1X, Class A2A 0.30% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	564,073	735,454
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 1.08% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	836,174	1,109,791
Magnetite XVIII, Ltd. FRS Series 2016-18A, Class AR2 1.02% (3 ML + 0.88%) due 11/15/2028*(2)		400,000	399,900

372

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Marble Point CLO X, Ltd. FRS Series 2017-A1, Class AR 1.28% (3 ML+1.04%) due 10/15/2030*(2)	$700,000	$699,824
Mastr Asset Backed Securities Trust FRS Series 2004-WMC3, Class M1 0.93% (1 ML+0.83%) due 10/25/2034	499,241	497,149
MidOcean Credit CLO II FRS Series 2013-2A, Class ARR 1.22% (3 ML+1.03%) due 01/29/2030*(2)	500,000	499,875
MidOcean Credit CLO VIII FRS Series 2018-8A, Class A1R 1.21% (3 ML+1.05%) due 02/20/2031*(2)	500,000	499,874
Mill City Mtg. Loan Trust VRS Series 2019-GS2, Class A1 2.75% due 08/25/2059*(1)(3)	715,171	722,943
MKS CLO, Ltd. FRS Series 2017-1A, Class AR 1.25% (3 ML+1.00%) due 07/20/2030*(2)	1,800,000	1,800,279
Morgan Stanley ABS Capital I Inc Trust FRS Series 2005-NC2, Class M4 1.02% (1 ML+0.92%) due 03/25/2035	272,840	272,532
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(4)	1,800,000	1,865,836
MortgageIT Trust FRS Series 2005-2, Class 1A1 0.63% (1 ML+0.52%) due 05/25/2035(1)	26,180	25,972
Natixis Commercial Mtg. Securities Trust Series 2019-10K, Class A 3.62% due 05/15/2039*(4)	1,600,000	1,691,581
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(4)	800,000	850,240
New Residential Mtg. Loan Trust VRS Series 2019-RPL3, Class A1 2.75% due 07/25/2059*(1)(3)	1,089,813	1,099,462
New Residential Mtg. Loan Trust VRS Series 2020-RPL1, Class A1 2.75% due 11/25/2059*(1)(3)	516,025	520,312
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(1)(3)	628,870	663,099
NYO Commercial Mtg. Trust FRS Series 2021-1290, Class A 1.20% (1 ML+1.10%) due 11/15/2038*(4)	900,000	895,242

Security Description	Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
OZLM XVI, Ltd. FRS Series 2017-16A, Class A1R 1.19% (3 ML+1.03%) due 05/16/2030*(2)	$800,000	$799,799
Palmer Square Loan Funding, Ltd. FRS Series 2021-3A, Class A1 1.05% (3 ML+0.80%) due 07/20/2029*(2)	1,578,133	1,578,862
Palmer Square Loan Funding, Ltd. FRS Series 2018-4A, Class A1 1.06% (3 ML+0.90%) due 11/15/2026*(2)	226,224	226,124
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 0.99% (1 ML+0.88%) due 09/15/2034*(4)	1,400,000	1,397,319
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 1.06% (1 ML+0.95%) due 11/25/2065*	340,625	339,804
RAMP Trust FRS Series 2005-RS6, Class M4 1.08% (1 ML+0.98%) due 06/25/2035	1,053,949	1,053,956
RASC Trust FRS Series 2007-KS2, Class AI4 0.33% (1 ML+0.22%) due 02/25/2037	500,000	485,504
RASC Trust FRS Series 2005-KS6, Class M6 1.16% (1 ML+1.05%) due 07/25/2035	328,442	329,056
Romark CLO, Ltd. FRS Series 2017-1A, Class A1R 1.29% (3 ML+1.03%) due 10/23/2030*(2)	1,050,000	1,049,736
Saxon Asset Securities Trust FRS Series 2005-4, Class M2 0.78% (1 ML+0.68%) due 11/25/2037	2,600,000	2,591,096
Sculptor CLO XXV, Ltd. FRS Series 25A, Class A1 1.51% (3 ML+1.27%) due 01/15/2031*(2)	600,000	600,664
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 1.56% (1 ML+1.45%) due 02/17/2032*	627,580	634,693
Sound Point CLO XII, Ltd. FRS FRS Series 2016-2A, Class AR2 1.30% (3 ML+1.05%) due 10/20/2028*(2)	1,715,554	1,714,401
Sound Point Clo XV, Ltd. FRS Series 2017-1A, Class ARR 1.16% (3 ML+0.90%) due 01/23/2029*(2)	469,514	469,605
Soundview Home Loan Trust FRS Series 2007-NS1, Class A4 0.41% (1 ML+0.30%) due 01/25/2037	1,300,000	1,256,526

373

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description		Principal Amount**	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Soundview Home Loan Trust FRS Series 2006-WF2, Class M2 0.51% (1 ML+0.41%) due 12/25/2036		$500,000	$491,939
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*		350,597	342,676
Stratus CLO, Ltd. FRS Series 2021-2A, Class A 1.08% (3 ML+0.90%) due 12/28/2029*(2)		1,400,000	1,399,996
TBW Mtg.-Backed Trust Series Series 2006-3, Class 1A 6.00% due 07/25/2036(1)		655,770	390,035
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 1.09% (3 ML+0.84%) due 04/20/2028*(2)		1,254,200	1,254,554
Towd Point Mtg. Trust FRS Series 2019-HY2, Class A1 1.11% (1 ML+1.00%) due 05/25/2058*		390,972	392,779
Towd Point Mtg. Trust VRS Series 2019-4, Class A1 2.90% due 10/25/2059*(3)		451,975	458,795
Uropa Securities PLC FRS Series 2008-1, Class A 0.28% (3 ML GBP+0.20%) due 06/10/2059(1)	GBP	488,300	647,126
Uropa Securities PLC FRS Series 2008-1, Class M1 0.43% (3 ML GBP+0.35%) due 06/10/2059(1)	GBP	133,834	175,658
Uropa Securities PLC FRS Series 2008-1, Class M2 0.63% (3 ML GBP+0.55%) due 06/10/2059(1)	GBP	104,540	137,710
Uropa Securities PLC FRS Series 2007-1, Class A3A 0.70% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	270,805	351,521
Uropa Securities PLC FRS Series 2008-1, Class B 0.83% (3 ML GBP+0.75%) due 06/10/2059(1)	GBP	111,432	147,414
Venture XIV CLO, Ltd. FRS Series 2013-14A, Class ARR 1.21% (3 ML+1.03%) due 08/28/2029*(2)		2,400,000	2,399,294
Venture XXV CLO, Ltd. FRS Series 2016-25A, Class ARR 1.27% (3 ML+1.02%) due 04/20/2029*(2)		318,312	318,275
Vibrant CLO VI, Ltd. FRS Series 2017-6A, Class AR 1.16% (3 ML+0.95%) due 06/20/2029*(2)		785,588	784,747
Vibrant CLO VII, Ltd. FRS Series 2017-7A, Class A1R 1.29% (3 ML+1.04%) due 09/15/2030*(2)		500,000	499,874

Security Description	Principal Amount**	Value (Note 2)
Diversified Financial Services (continued)
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 0.65% (1 ML+0.54%) due 12/25/2045(1)	$234,837	$240,399
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 2A 1.72% (COFI+1.50%) due 08/25/2046(1)	989,792	970,100
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)	2,100,000	2,190,072

Total Asset Backed Securities (cost $91,100,421)		92,086,946

U.S. CORPORATE BONDS & NOTES — 6.0%
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 3.60% due 05/01/2034	280,000	280,000

Aerospace/Defense-Equipment — 0.1%
Spirit AeroSystems, Inc. Senior Sec. Notes 3.85% due 06/15/2026	800,000	804,000

Airlines — 0.5%
Alaska Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 4.80% due 02/15/2029*	184,322	200,967
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	540,281	538,095
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.25% due 04/15/2030	154,333	145,991
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class A 4.00% due 01/15/2027	273,238	261,035
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 4.00% due 08/15/2030	78,125	76,779
JetBlue Pass-Through Trust Senior Sec. Notes 4.00% due 05/15/2034	467,282	496,575
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027	1,000,000	1,116,804
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031	405,330	391,996
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030	788,552	790,299

374

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	$788,552	$773,532
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031	820,250	879,679
United Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 5.88% due 04/15/2029	612,550	658,962
US Airways Pass Through Trust Pass-Through Certs. Series 2012-1, Class A 5.90% due 04/01/2026	45,547	47,937

		6,378,651

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	628,000	612,942

Auto-Cars/Light Trucks — 0.1%
Ford Motor Credit Co. LLC Senior Notes 2.30% due 02/10/2025	800,000	784,336

Banks-Commercial — 0.1%
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	500,000	525,039
Santander Holdings USA, Inc. Senior Notes 2.49% due 01/06/2028	400,000	393,646
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025	700,000	722,229

		1,640,914

Building & Construction Products-Misc. — 0.1%
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	900,000	861,615

Cable/Satellite TV — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	300,000	258,652
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,100,000	1,129,936

		1,388,588

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	200,000	202,436

Security Description	Principal Amount**	Value (Note 2)
Cellular Telecom — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	$1,000,000	$1,090,000
T-Mobile USA, Inc. Senior Sec. Notes 2.40% due 03/15/2029*	700,000	677,333
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 04/15/2026	500,000	489,665

		2,256,998

Chemicals-Specialty — 0.0%
International Flavors & Fragrances, Inc. Senior Notes 1.83% due 10/15/2027*	100,000	95,541
International Flavors & Fragrances, Inc. Senior Notes 3.27% due 11/15/2040*	400,000	387,879

		483,420

Computer Services — 0.0%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	200,000	196,286

Computers — 0.1%
Dell International LLC/EMC Corp. Senior Notes 8.10% due 07/15/2036	594,000	854,470

Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 3.63% due 11/01/2031*	500,000	492,390

Diversified Banking Institutions — 0.2%
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	798,909
Goldman Sachs Group, Inc. Senior Notes 2.64% due 02/24/2028	1,600,000	1,601,855

		2,400,764

Diversified Manufacturing Operations — 0.0%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	300,000	393,939

E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 6.25% due 05/01/2025*	703,000	784,554

Electric-Generation — 0.1%
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	1,000,000	928,660

Electric-Integrated — 1.0%
Alabama Power Co. Senior Notes 3.70% due 12/01/2047	300,000	313,602

375

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Arizona Public Service Co. Senior Notes 2.65% due 09/15/2050	$400,000	$335,067
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	836,000	936,395
DTE Electric Co General Refunding Mtg. 3.70% due 06/01/2046	1,700,000	1,809,357
Entergy Mississippi LLC 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	1,946,072
IPALCO Enterprises, Inc. Senior Sec. Notes 3.70% due 09/01/2024	700,000	727,680
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 12/01/2027	500,000	499,067
Pacific Gas & Electric Co. 1st Mtg. Notes 3.50% due 06/15/2025	30,000	30,655
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 08/01/2023	400,000	410,525
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 03/15/2046	1,300,000	1,232,379
Rochester Gas and Electric Corp. 1st Mtg. Bonds 1.85% due 12/01/2030*	960,000	885,841
Southern California Edison Co. 1st Mtg. Notes 3.90% due 03/15/2043	200,000	201,000
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	1,500,000	1,564,544
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	200,000	204,791
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	480,000	533,727

		11,630,702

Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	100,000	99,045
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	950,000	1,016,514
Marvell Technology, Inc. Company Guar. Notes 4.20% due 06/22/2023	700,000	722,324

		1,837,883

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	714,794

Finance-Consumer Loans — 0.1%
OneMain Finance Corp. Company Guar. Notes 8.88% due 06/01/2025	800,000	849,128

Security Description	Principal Amount**	Value (Note 2)
Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 4.38% due 03/11/2029	$200,000	$219,100

Finance-Leasing Companies — 0.0%
Aviation Capital Group LLC Senior Notes 5.50% due 12/15/2024*	400,000	430,750

Finance-Mortgage Loan/Banker — 0.0%
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*	500,000	484,263

Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	200,000	239,419

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.45% due 12/14/2031	200,000	193,343

Gas-Distribution — 0.1%
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	100,000	93,481
Southern California Gas Co. Senior Sec. Notes 4.13% due 06/01/2048	1,400,000	1,570,647

		1,664,128

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	700,000	674,463

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.38% due 12/15/2031	400,000	386,787

Insurance-Life/Health — 0.2%
GA Global Funding Trust Sec. Notes 2.90% due 01/06/2032*	800,000	767,674
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	1,800,000	1,961,568

		2,729,242

Insurance-Multi-line — 0.0%
Guardian Life Insurance Co. of America Sub. Notes 3.70% due 01/22/2070*	500,000	497,913

Insurance-Mutual — 0.0%
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	400,000	470,238

Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Senior Notes 3.40% due 06/15/2030	1,000,000	1,026,971

376

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	$20,000	$21,344

		1,048,315

Investment Management/Advisor Services — 0.0%
Stifel Financial Corp. Senior Notes 4.00% due 05/15/2030	400,000	426,421

Machinery-General Industrial — 0.1%
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 4.40% due 03/15/2024	1,600,000	1,677,063

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030	900,000	888,384
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	300,000	355,855

		1,244,239

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	700,000	781,581
Illumina, Inc. Senior Notes 2.55% due 03/23/2031	400,000	387,839

		1,169,420

Medical-Drugs — 0.1%
Bayer US Finance II LLC FRS Company Guar. Notes 1.21% (3 ML+1.01%) due 12/15/2023*	200,000	201,612
Prestige Brands, Inc. Company Guar. Notes 3.75% due 04/01/2031*	500,000	453,750

		655,362

Medical-Hospitals — 0.1%
Banner Health Notes 1.90% due 01/01/2031	500,000	473,695
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	300,000	319,607
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	759,868

		1,553,170

Pipelines — 0.5%
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031	300,000	298,483
Energy Transfer LP Senior Notes 4.75% due 01/15/2026	40,000	43,030

Security Description	Principal Amount**	Value (Note 2)
Pipelines (continued)
Energy Transfer LP Senior Notes 6.05% due 06/01/2041	$1,200,000	$1,396,110
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	1,070,000	966,403
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	623,240
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,718,134
Williams Cos., Inc. Senior Notes 2.60% due 03/15/2031	600,000	577,443

		5,622,843

Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	112,327
American Tower Corp. Senior Notes 2.10% due 06/15/2030	200,000	186,340
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,247,919
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	726,802
Brixmor Operating Partnership LP FRS Senior Notes 1.18% (3 ML+1.05%) due 02/01/2022	1,400,000	1,400,000
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	100,000	96,192
Digital Realty Trust LP Company Guar. Notes 4.45% due 07/15/2028	108,000	118,503
Equinix, Inc. Senior Notes 2.63% due 11/18/2024	100,000	101,511
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030	800,000	824,336
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	1,200,000	1,272,158
Highwoods Realty LP Senior Notes 2.60% due 02/01/2031	100,000	96,264
Hudson Pacific Properties LP Company Guar. Notes 3.95% due 11/01/2027	8,000	8,427
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	600,000	569,671
Physicians Realty LP Company Guar. Notes 3.95% due 01/15/2028	315,000	336,470

377

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount**	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Starwood Property Trust, Inc. Senior Notes 3.75% due 12/31/2024*	$1,100,000	$1,098,625
STORE Capital Corp. Senior Notes 4.50% due 03/15/2028	10,000	10,840
Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029	2,700,000	2,913,780

		11,120,165

Retail-Restaurants — 0.1%
McDonald’s Corp. Senior Notes 3.80% due 04/01/2028	900,000	966,478

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 3.65% due 06/01/2051	480,000	470,185
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	1,300,000	1,272,379
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	300,000	331,342

		2,073,906

Transport-Equipment & Leasing — 0.1%
DAE Funding LLC Company Guar. Notes 1.55% due 08/01/2024*	1,800,000	1,753,910

Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060	500,000	406,388

Total U.S. Corporate Bonds & Notes (cost $73,190,230)		74,484,796

FOREIGN CORPORATE BONDS & NOTES — 2.7%
Agricultural Chemicals — 0.1%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*	300,000	305,785
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*	500,000	550,279

		856,064

Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 3.35% due 12/15/2030*	503,802	499,541
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	477,110	489,390

		988,931

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*	300,000	315,102

Security Description		Principal Amount**	Value (Note 2)
Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*		$900,000	$928,997
Nissan Motor Co., Ltd. Senior Notes 4.35% due 09/17/2027*		400,000	422,208
Nissan Motor Co., Ltd. Senior Notes 4.81% due 09/17/2030*		500,000	541,393

			1,892,598

Banks-Commercial — 0.3%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		1,000,000	1,044,747
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*		1,300,000	1,356,869
DNB Bank ASA Senior Notes 1.13% due 09/16/2026*		600,000	577,773
Standard Chartered PLC Senior Notes 1.21% due 03/23/2025*		400,000	392,169

			3,371,558

Banks-Mortgage — 0.0%
Nykredit Realkredit AS Notes 1.00% due 10/01/2050	DKK	396,752	55,847
Nykredit Realkredit AS Sec. Bonds 1.50% due 10/01/2053	DKK	99,464	14,399

			70,246

Casino Hotels — 0.1%
Sands China, Ltd. Senior Notes 3.80% due 01/08/2026		400,000	392,016
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028		200,000	206,264
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*		400,000	356,500

			954,780

Diversified Banking Institutions — 0.9%
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	970,348
BNP Paribas SA Senior Notes 3.13% due 01/20/2033*		800,000	791,521
Credit Suisse Group AG Senior Notes 3.75% due 03/26/2025		250,000	260,233
Deutsche Bank AG Senior Notes 3.04% due 05/28/2032		700,000	674,664
Deutsche Bank AG Senior Notes 3.55% due 09/18/2031		750,000	758,689

378

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Deutsche Bank AG Senior Notes 3.96% due 11/26/2025	$700,000	$729,026
HSBC Holdings PLC FRS Senior Notes 1.58% (3 ML+1.38%) due 09/12/2026	1,000,000	1,032,546
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	600,000	654,982
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.34% due 01/19/2028	900,000	890,597
Natwest Group PLC FRS Senior Notes 1.63% (3 ML+1.47%) due 05/15/2023	400,000	401,296
Natwest Group PLC Senior Notes 3.88% due 09/12/2023	800,000	825,231
Natwest Group PLC Senior Notes 4.89% due 05/18/2029	1,100,000	1,220,820
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030	600,000	568,920
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 2.14% due 09/23/2030	800,000	743,337
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*	550,000	587,776

		11,109,986

Electric-Distribution — 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*	700,000	751,055

Electric-Generation — 0.0%
Centrais Eletricas Brasileiras SA Senior Notes 4.63% due 02/04/2030*	200,000	192,300

Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.88% due 06/15/2029	500,000	553,535

Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 2.33% due 01/22/2027	500,000	490,833
Nomura Holdings, Inc. Senior Notes 2.71% due 01/22/2029	700,000	688,800

		1,179,633

Finance-Leasing Companies — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	1,000,000	981,244

Security Description		Principal Amount**	Value (Note 2)
Finance-Leasing Companies (continued)
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*		$318,000	$301,454
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*		400,000	401,870
BOC Aviation, Ltd. Senior Notes 3.50% due 01/31/2023		200,000	202,802
LeasePlan Corp NV Senior Notes 2.88% due 10/24/2024*		1,200,000	1,219,578
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*		1,200,000	1,209,015
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*		100,000	102,506
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*		112,000	118,245

			4,536,714

Finance-Mortgage Loan/Banker — 0.0%
Jyske Realkredit A/S Notes 1.50% due 10/01/2053	DKK	199,171	28,787
Nordea Kredit Realkreditaktieselskab Notes 1.50% due 10/01/2053	DKK	199,204	28,815
Realkredit Danmark A/S Covered 1.00% due 10/01/2050	DKK	198,391	27,865
Realkredit Danmark A/S Notes 1.50% due 10/01/2053	DKK	99,908	14,233
Realkredit Danmark A/S Covered 1.50% due 10/01/2053	DKK	99,548	14,381

			114,081

Insurance-Reinsurance — 0.0%
Fairfax Financial Holdings Ltd Senior Notes 3.38% due 03/03/2031		400,000	400,795

Machinery-Construction & Mining — 0.1%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*		900,000	876,030

Oil Companies-Exploration & Production — 0.1%
Aker BP ASA Senior Notes 4.00% due 01/15/2031*		200,000	209,268
Petronas Energy Canada, Ltd. Company Guar. Notes 2.11% due 03/23/2028*		700,000	683,666
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*		10,000	10,370

379

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount**	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	$300,000	$326,676

		1,229,980

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd. Senior Notes 2.88% due 01/12/2032*	800,000	775,786

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,736,989

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	300,000	309,589

Total Foreign Corporate Bonds & Notes (cost $32,948,801)		33,215,752

U.S. GOVERNMENT AGENCIES — 12.2%
Federal Home Loan Mtg. Corp. — 0.6%
4.00% due 04/01/2048	91,859	97,119
4.00% due 08/01/2048	5,873	6,207
4.00% due 01/01/2049	676,640	714,870
4.00% due 02/01/2049	70,348	74,289
4.00% due 01/01/2050	70,078	73,986
4.50% due 08/01/2048	995,114	1,074,227
Federal Home Loan Mtg. Corp. STRIPS FRS Series 314, Class S2 5.78% (5.89% - 1 ML) due 09/15/2043(1)(6)(7)	866,026	147,333
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.34% due 04/25/2028(3)(4)	2,700,000	2,882,495
Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50% due 01/15/2048(1)	1,153,394	1,236,072
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 0.45% (1 ML+0.35%) due 01/15/2038(1)	600,690	601,915
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 1.87% due 01/15/2038(1)(3)(6)	600,690	36,139

		6,944,652

Federal National Mtg. Assoc. — 3.6%
3.79% due 01/01/2029	1,800,000	1,917,930
4.00% due 07/01/2045	874,461	941,234
4.00% due 02/01/2046	899,650	966,765
4.00% due 09/01/2046	878,243	945,748
4.00% due 07/01/2048	278,426	294,498
4.00% due 08/01/2048	4,114	4,355

Security Description	Principal Amount**	Value (Note 2)
Oil Companies-Exploration & Production (continued)
4.00% due 11/01/2048	$78,248	$82,650
4.00% due 03/01/2049	1,669,243	1,765,416
4.00% due 07/01/2049	350,929	370,372
4.00% due 09/01/2049	10,927,536	11,530,805
4.00% due 03/01/2050	10,415,266	10,990,254
4.00% due 05/01/2050	4,244,836	4,479,178
4.00% due 09/01/2050	8,542,502	9,014,102
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(6)	486,336	30,714
Federal National Mtg. Assoc. REMIC FRS Series 2012-113, Class PF 0.46% (1 ML+0.35%) due 10/25/2040(1)	302,761	303,687
Series 2007-85, Class FL 0.65% (1 ML+0.54%) due 09/25/2037(1)	1,077,262	1,097,701
Series 2012-21, Class FQ 0.66% (1 ML+0.55%) due 02/25/2041(1)	173,515	174,167

		44,909,576

Government National Mtg. Assoc. — 0.4%
Government National Mtg. Assoc. REMIC FRS Series 2014-H02, Class FB 0.75% (1 ML+0.65%) due 12/20/2063(1)	603,909	606,084
Series 2016-H11, Class F 0.90% (1 ML+0.80%) due 05/20/2066(1)	1,697,690	1,717,010
Series 2016-H14, Class FA 0.90% (1 ML+0.80%) due 06/20/2066(1)	949,376	960,081
Series 2016-H17, Class FC 0.93% (1 ML+0.83%) due 08/20/2066(1)	2,204,514	2,232,988

		5,516,163

Uniform Mtg. Backed Securities — 7.6%
1.50% due March 15 TBA	10,300,000	10,119,862
1.50% due March 30 TBA	2,400,000	2,266,765
2.00% due March 30 TBA	30,800,000	29,963,616
3.00% due March 30 TBA	25,900,000	26,407,189
3.00% due April 30 TBA	3,000,000	3,054,060
3.50% due March 30 TBA	15,400,000	16,008,781
4.00% due March 30 TBA	5,000,000	5,277,149

		93,097,422

Total U.S. Government Agencies (cost $151,420,609)		150,467,813

U.S. GOVERNMENT TREASURIES — 6.3%
United States Treasury Bonds — 6.3%
zero coupon due 08/15/2044 STRIPS	100,000	60,842
zero coupon due 05/15/2050 STRIPS	2,000,000	1,099,762
1.13% due 05/15/2040	9,980,000	8,433,880
1.38% due 11/15/2040	23,190,000	20,366,436
1.75% due 08/15/2041	9,500,000	8,861,719
1.88% due 02/15/2041	10,100,000	9,642,738
2.00% due 11/15/2041	16,600,000	16,161,656
2.25% due 05/15/2041	3,100,000	3,139,719

380

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description		Principal Amount**	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
2.75% due 11/15/2047		$100,000	$111,933
2.88% due 11/15/2046		290,000	329,705
3.00% due 02/15/2048		1,820,000	2,136,012
4.38% due 05/15/2041		5,500,000	7,473,555

Total U.S. Government Treasuries (cost $81,255,051)			77,817,957

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Dominican Republic Senior Notes 4.88% due 09/23/2032*		1,200,000	1,177,212
Government of Romania Senior Notes 2.13% due 03/07/2028*	EUR	600,000	673,679
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	400,000	372,994
Government of Romania Senior Notes 3.75% due 02/07/2034*	EUR	860,000	963,501
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060		300,000	351,120
Republic of Chile Senior Notes 2.75% due 01/31/2027		400,000	405,404
Republic of Peru Senior Notes 3.30% due 03/11/2041		200,000	187,918
Republic of Peru Bonds 5.94% due 02/12/2029	PEN	1,500,000	394,204
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	2,900,000	762,128
Republic of Peru Senior Notes 6.15% due 08/12/2032*	PEN	700,000	180,115
State of Qatar Senior Notes 4.40% due 04/16/2050*		700,000	830,375

Total Foreign Government Obligations (cost $6,682,270)			6,298,650

MUNICIPAL BONDS & NOTES — 0.3%
Kansas Development Finance Authority Revenue Bonds 5.50% due 05/01/2034		400,000	489,261
Sales Tax Securitization Corp. Revenue Bonds Series B 3.24% due 01/01/2042		1,300,000	1,252,278
State of Wisconsin Revenue Bonds Series A 2.10% due 05/01/2026		500,000	508,291

Security Description		Shares/ Principal Amount**	Value (Note 2)
Texas Transportation Commission State Highway Fund Revenue Bonds 4.00% due 10/01/2033		$1,000,000	$1,165,790

Total Municipal Bonds & Notes (cost $3,508,403)			3,415,620

LOANS(8)(9)(10) — 0.0%
Computer Services — 0.0%
Austin Bidco, Inc. FRS BTL-B 4.50% (1ML+3.75%) due 2/11/2028 (cost $391,360)		397,000	397,695

OPTIONS — PURCHASED†(11) — 0.6%
Exchanged-Traded Put Option — Purchased (cost $7,738,692)		474	7,446,540

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.2%
Stichting AK Rabobank Certificaten 6.50% due 03/29/2022†(12)	EUR	945,450	1,372,869
Truist Financial Corp. Series Q 5.10% due 03/01/2030(12)		1,300,000	1,410,500

			2,783,369

Diversified Banking Institutions — 0.1%
BNP Paribas SA 4.63% due 02/25/2031*(12)		200,000	191,996
HSBC Holdings PLC 4.60% due 12/17/2030(12)		600,000	577,878

			769,874

Electric-Integrated — 0.0%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(12)		500,000	511,305

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Series I 4.00% due 06/01/2026(12)		500,000	493,965

Investment Management/Advisor Services — 0.1%
Brighthouse Holdings LLC Series A 6.50% due 07/27/2037*(12)		500,000	563,645

Total Preferred Securities/Capital Securities (cost $4,402,888)			5,122,158

Total Long-Term Investment Securities (cost $452,638,725)			450,753,927

SHORT-TERM INVESTMENT SECURITIES — 70.0%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes
0.04% due 02/02/2022		$3,600,000	3,599,998
0.05% due 02/02/2022		400,000	400,000

			3,999,998

381

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount**	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES (continued)
U.S. Government Treasuries — 69.7%
United States Cash Management Bills
0.10% due 04/26/2022	$4,500,000	$4,498,215
0.11% due 04/12/2022(15)	20,800,000	20,794,338
0.15% due 05/10/2022(15)	27,600,000	27,583,846
0.20% due 05/17/2022	5,800,000	5,795,551
0.28% due 05/24/2022	15,300,000	15,286,196
United States Treasury Bills
0.03% due 03/01/2022	8,200,000	8,199,793
0.04% due 02/03/2022	2,300,000	2,299,996
0.05% due 02/24/2022(13)	147,900,000	147,896,669
0.05% due 03/03/2022(15)	14,100,000	14,099,589
0.05% due 03/31/2022	201,900,000	201,865,303
0.05% due 04/14/2022	133,900,000	133,863,177
0.05% due 04/21/2022(15)	800,000	799,706
0.06% due 03/08/2022	23,200,000	23,199,267
0.06% due 03/22/2022	30,800,000	30,796,804
0.06% due 04/07/2022	89,300,000	89,278,031
0.06% due 04/28/2022	47,800,000	47,778,589
0.07% due 03/24/2022(15)	2,100,000	2,099,769
0.07% due 03/29/2022(15)	44,200,000	44,191,234
0.07% due 05/05/2022	38,300,000	38,278,233

		858,604,306

Total Short-Term Investment Securities (cost $862,680,497)		862,604,304

TOTAL INVESTMENTS (cost $1,315,319,222) (14)	106.5%	1,313,358,231
Liabilities in excess of other assets	(6.5)	(80,329,913)

NET ASSETS	100.0%	$1,233,028,318

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $107,434,351 representing 8.7% of net assets.
**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation
(2)	Collateralized Loan Obligation
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Commercial Mortgage Backed Security
(5)	Securities classified as Level 3 (see Note 2).
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at January 31, 2022.
(8)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(11)	Options —- Purchased:

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2022	$3,225	158	$71,345,690	$1,446,178	$1,294,020	$(152,158)
S&P 500 Index	December 2022	3,675	158	71,345,690	2,386,277	2,251,500	(134,777)
S&P 500 Index	December 2022	4,150	158	71,345,690	3,906,237	3,901,020	(5,217)

					$7,738,692	$7,446,540	$(292,152)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.
(12)	Perpetual maturity — maturity date reflects the next call date.
(13)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.
(14)	See Note 3 for cost of investments on a tax basis.
(15)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at January 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates

382

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at January 31, 2022	Unrealized Appreciation
Put option to enter into an interest rate swap for the right to receive a fixed rate of 4.25% versus CDX Investment Grade Index maturing on 02/16/2022	Barclays Bank PLC	February 2022	4.25%	$400	$2,847	$151	$2,696
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.95% versus CDX Investment Grade Index maturing on 03/16/2022	Barclays Bank PLC	March 2022	0.95%	1,200	1,462	596	866
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 03/16/2022	Barclays Bank PLC	March 2022	0.90%	1,200	1,557	702	855
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 03/16/2022	Goldman Sachs	March 2022	0.90%	14,500	16,095	8,471	7,624
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.00% versus CDX Investment Grade Index maturing on 03/16/2022	Goldman Sachs	March 2022	1.00%	9,800	11,172	3,547	7,625
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 04/20/2022	Goldman Sachs	April 2022	0.90%	4,400	7,348	5,474	1,874
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 04/20/2022	Barclays Bank PLC	April 2022	0.90%	10,000	12,800	12,442	358
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.95% versus CDX Investment Grade Index maturing on 04/20/2022	Morgan Stanley Capital Services, LLC	April 2022	0.95%	400	510	423	87

					$53,791	$31,806	$21,985

							Unrealized (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.85% versus CDX Investment Grade Index maturing on 04/20/2022	Goldman Sachs	April 2022	0.85%	$1,400	$1,540	$2,080	$(540)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 04/20/2022	Bank of America	April 2022	0.90%	16,200	19,710	20,156	(446)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 4.25% versus CDX Investment Grade Index maturing on 05/18/2022	Barclays Bank PLC	May 2022	4.25%	400	2,365	3,467	(1,102)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.85% versus CDX Investment Grade Index maturing on 05/18/2022	Citibank	May 2022	0.85%	900	1,242	1,835	(593)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 05/18/2022	Barclays Bank PLC	May 2022	0.90%	4,700	5,217	8,110	(2,893)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 05/18/2022	Bank of America	May 2022	0.90%	14,200	12,031	24,502	(12,471)

					$42,105	$60,150	$(18,045)

					$95,896	$91,956	$3,940

383

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

92	Short	Euro-Bund	March 2022	$17,982,027	$17,478,775	$503,252

46	Short	Euro-OAT	March 2022	8,546,913	8,320,790	226,123

29	Short	U.S. Treasury Long Bonds	March 2022	4,621,833	4,513,125	108,708

32	Short	U.S. Treasury Ultra Bonds	March 2022	6,290,202	6,046,000	244,202

						$1,082,285

						Unrealized (Depreciation)
51	Long	Euro-BTP	March 2022	$8,540,322	$8,358,336	$(181,986)
1,666	Long	MSCI EAFE	March 2022	189,521,544	186,200,490	(3,321,054)
621	Long	Russell 2000 E-Mini Index	March 2022	68,065,571	62,857,620	(5,207,951)
1,511	Long	S&P 500 E-Mini Index	March 2022	350,081,183	340,296,088	(9,785,095)
428	Long	U.S. Treasury 10 Year Notes	March 2022	55,567,751	54,770,625	(797,126)
97	Long	U.S. Treasury 10 Year Ultra Bonds	March 2022	14,056,041	13,854,328	(201,713)
103	Long	U.S. Treasury 2 Year Notes	March 2022	22,517,703	22,315,594	(202,109)
558	Long	U.S. Treasury 5 Year Notes	March 2022	67,548,534	66,515,343	(1,033,191)

						$(20,730,225)

		Net Unrealized Appreciation (Depreciation)				$(19,647,940)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	4,005,000	USD	5,410,348	02/02/2022	$24,026	$—
	PEN	5,797,212	USD	1,385,964	04/05/2022	—	(113,267)
	USD	76,331	RUB	5,989,663	04/21/2022	—	(518)

						24,026	(113,785)

Barclays Bank PLC	BRL	84,753	USD	14,898	02/02/2022	—	(1,063)
	GBP	4,005,000	USD	5,378,100	03/02/2022	—	(7,237)
	USD	15,820	BRL	84,753	02/02/2022	141	—

						141	(8,300)

Citibank N.A.	USD	96,700	RUB	7,470,537	03/18/2022	—	(1,270)
	USD	1,152	MXN	25,000	04/18/2022	44	—
	USD	10,094	RUB	774,029	04/21/2022	—	(297)

						44	(1,567)

Goldman Sachs Bank USA	BRL	84,753	USD	15,820	02/02/2022	—	(141)
	BRL	84,753	USD	15,348	03/03/2022	—	(498)
	DKK	285,000	USD	44,202	04/01/2022	1,113	—
	EUR	4,045,000	USD	4,596,708	02/02/2022	52,352	—
	USD	15,457	BRL	84,753	02/02/2022	503	—
	USD	452,639	EUR	400,000	02/02/2022	—	(3,259)
	USD	169,656	RUB	12,704,431	02/18/2022	—	(6,112)
	USD	67,871	RUB	5,267,814	03/18/2022	—	(579)
	USD	78,242	RUB	5,997,631	04/21/2022	—	(2,328)

						53,968	(12,917)

Net Unrealized Appreciation/(Depreciation)						$78,179	$(136,569)

BRL	— Brazilian Real
DKK	— Danish Krone
EUR	— Euro Currency
GBP	— British Pound

MXN	— Mexican Peso
PEN	— Peruvian Sol
RUB	— New Russian Ruble
USD	— United States Dollar

384

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio /Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation

USD	3,200,000	12/15/2051	3 Month USD LIBOR-BBA/Quarterly	2.000%/Semi-annually	$(103,059)	$61,815

USD	6,920,000	07/15/2031	3 Month USD LIBOR-BBA/Quarterly	1.4675%/Semi-annually	—	238,141

USD	9,600,000	07/21/2031	3 Month USD LIBOR-BBA/Quarterly	1.4410%/Semi-annually	—	334,451

USD	4,200,000	12/15/2051	12 Month SONIA/Annually	1.750%/Annually	(176,379)	104,186

Total					$(279,438)	$738,593

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)

CAD	800,000	03/03/2025	1.220%/Semi-annually	3 Month CDOR/Semi-annually	$4	$(15,202)

CAD	3,400,000	03/04/2025	1.235%/Semi-annually	3 Month CDOR/Semi-annually	1,892	(65,333)

EUR	6,000,000	03/16/2032	0.250%/Annually	6 Month USD EURIBOR/Semi-annually	111,019	(263,750)

					$112,915	$(344,285)

			Net Unrealized Appreciation (Depreciation)		$(166,523)	$394,308

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)
					Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2022(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation / (Depreciation)
Boeing Corp.	1.000% /Quarterly	12/20/2026	1.1153%	$200	$(371)	$(680)
Lennar Corp.	5.000% /Quarterly	12/20/2025	0.8976%	100	15,312	(57)
Verizon Communications, Inc.	1.000% /Quarterly	12/20/2026	0.6756%	100	2,204	(699)
Government of Colombia International Bond	1.000% /Quarterly	12/20/2026	2.1159%	1,000	(24,009)	(26,515)
Government of South Africa International Bond	1.000% /Quarterly	12/20/2026	2.0784%	1,000	(46,790)	(2,349)

					$(53,654)	$(30,300)

Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection(4)
					Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency	Maturity Date	Implied Credit Spread at January 31, 2022(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation / (Depreciation)
CDX Investment Grade Index Series 36	1.000% / Quarterly	6/20/2026	0.5441%	$1,200	$26,844	$(3,787)

(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when

385

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

CDOR — Canadian Dollar Offered Rate

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

SONIA — Sterling Overnight Index Average

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$91,128,867	$958,079	$92,086,946
U.S. Corporate Bonds & Notes	—	74,484,796	—	74,484,796
Foreign Corporate Bonds & Notes	—	33,215,752	—	33,215,752
U.S. Government Agencies	—	150,467,813	—	150,467,813
U.S. Government Treasuries	—	77,817,957	—	77,817,957
Foreign Government Obligations	—	6,298,650	—	6,298,650
Municipal Bonds & Notes	—	3,415,620	—	3,415,620
Loans	—	397,695	—	397,695
Options - Purchased	7,446,540	—	—	7,446,540
Preferred Securities/Capital Securities	—	5,122,158	—	5,122,158
Short-Term Investment Securities	—	862,604,304	—	862,604,304

Total Investments at Value	$7,446,540	$1,304,953,612	$958,079	$1,313,358,231

Other Financial Instruments:+
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$21,985	$—	$21,985
Futures Contracts	1,082,285	—	—	1,082,285
Forward Foreign Currency Contracts	—	78,179	—	78,179
Centrally Cleared Interest Rate Swap Contracts	—	738,593	—	738,593

Total Other Financial Instruments	$1,082,285	$838,757	$—	$1,921,042

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$18,045	$—	$18,045
Futures Contracts	20,730,225	—	—	20,730,225
Forward Foreign Currency Contracts	—	136,569	—	136,569
Centrally Cleared Interest Rate Swap Contracts	—	344,285	—	344,285
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection	—	30,300	—	30,300
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	3,787	—	3,787

Total Other Financial Instruments	$20,730,225	$532,986	$—	$21,263,211

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Financial Statements

386

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (unaudited)

Industry Allocation*

Pipelines	8.3%
Oil Companies-Exploration & Production	7.5
Cable/Satellite TV	4.3
Registered Investment Companies	4.0
Real Estate Investment Trusts	3.5
Cruise Lines	3.1
Medical-Hospitals	2.1
Commercial Services-Finance	1.9
Airlines	1.8
Retail-Restaurants	1.8
Finance-Consumer Loans	1.7
Satellite Telecom	1.6
Security Services	1.5
Steel-Producers	1.4
Cellular Telecom	1.3
Rental Auto/Equipment	1.3
Finance-Auto Loans	1.2
Oil-Field Services	1.2
Casino Hotels	1.1
Auto-Cars/Light Trucks	1.1
Hotels/Motels	1.1
Television	1.1
Independent Power Producers	1.1
Paper & Related Products	1.1
Retail-Automobile	1.1
Electric-Generation	1.0
Resorts/Theme Parks	1.0
Retail-Petroleum Products	1.0
Protection/Safety	1.0
Coal	0.9
Food-Wholesale/Distribution	0.9
Aerospace/Defense-Equipment	0.9
Telephone-Integrated	0.9
Medical-Drugs	0.9
Human Resources	0.8
Vitamins & Nutrition Products	0.8
Auction Houses/Art Dealers	0.8
Oil & Gas Drilling	0.8
Finance-Mortgage Loan/Banker	0.7
Poultry	0.7
Oil Field Machinery & Equipment	0.7
Batteries/Battery Systems	0.7
Real Estate Operations & Development	0.7
Broadcast Services/Program	0.6
Retail-Pawn Shops	0.6
Motion Pictures & Services	0.6
Internet Financial Services	0.6
Metal-Iron	0.6
Food-Retail	0.6
Transport-Air Freight	0.6
Transport-Equipment & Leasing	0.6
Finance-Credit Card	0.6
Recycling	0.6
Food-Dairy Products	0.5
Gambling (Non-Hotel)	0.5
Printing-Commercial	0.5
Finance-Investment Banker/Broker	0.5
Oil Refining & Marketing	0.5
Finance-Commercial	0.5
Steel-Specialty	0.5
Building & Construction-Misc.	0.5

Auto/Truck Parts & Equipment-Original	0.5%
Containers-Paper/Plastic	0.5
Electronic Parts Distribution	0.5
Retail-Building Products	0.5
Telecom Services	0.5
Casino Services	0.5
Computer Services	0.5
Dialysis Centers	0.5
Diversified Minerals	0.5
Auto Repair Centers	0.5
Metal-Copper	0.5
Computers-Integrated Systems	0.5
Computer Software	0.5
Oil Companies-Integrated	0.5
Food-Misc./Diversified	0.5
Agricultural Chemicals	0.5
Retail-Apparel/Shoe	0.5
Circuit Boards	0.5
Distribution/Wholesale	0.5
Building & Construction Products-Misc.	0.5
Commercial Services	0.5
Building-Residential/Commercial	0.4
Real Estate Management/Services	0.4
Non-Hazardous Waste Disposal	0.4
Cosmetics & Toiletries	0.4
Investment Management/Advisor Services	0.4
Enterprise Software/Service	0.4
Chemicals-Specialty	0.4
Building Products-Doors & Windows	0.4
Medical Information Systems	0.4
Auto-Heavy Duty Trucks	0.4
Chemicals-Diversified	0.4
Direct Marketing	0.4
Disposable Medical Products	0.3
E-Commerce/Services	0.3
Insurance Brokers	0.3
Drug Delivery Systems	0.3
Medical Labs & Testing Services	0.3
Electric-Integrated	0.3
Pharmacy Services	0.1

99.6%

Credit Quality#†

Baa	0.6%
Ba	34.3
B	52.1
Caa	11.3
Not Rated@	1.7

100.0%

*	Calculated as a percentage of net assets
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

387

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES — 77.4%
Aerospace/Defense-Equipment — 0.9%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	$1,439,000	$1,443,965
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,116,000	1,162,035

		2,606,000

Airlines — 1.8%
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	2,629,000	3,184,376
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	306,000	307,836
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	722,000	716,657
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	1,140,000	1,127,996

		5,336,865

Auction Houses/Art Dealers — 0.8%
Sotheby’s Senior Sec. Notes 5.88% due 06/01/2029*	920,000	931,500
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,380,000	1,435,200

		2,366,700

Auto Repair Centers — 0.5%
Metis Merger Sub LLC Senior Notes 6.50% due 05/15/2029*	1,525,000	1,454,469

Auto-Cars/Light Trucks — 1.1%
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	455,000	434,757
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	2,842,000	2,908,190

		3,342,947

Auto-Heavy Duty Trucks — 0.4%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,090,000	1,133,818

Auto/Truck Parts & Equipment-Original — 0.5%
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	1,525,000	1,471,625

Batteries/Battery Systems — 0.7%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,183,000	1,118,172
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	841,000	845,205

		1,963,377

Security Description	Principal Amount	Value (Note 2)
Broadcast Services/Program — 0.6%
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	$1,805,000	$1,894,727

Building & Construction Products-Misc. — 0.5%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,495,000	1,360,450

Building & Construction-Misc. — 0.5%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	1,498,000	1,490,016

Building Products-Doors & Windows — 0.4%
PGT Innovations, Inc. Company Guar. Notes 4.38% due 10/01/2029*	1,200,000	1,155,000

Cable/Satellite TV — 2.9%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,490,000	1,460,200
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,012,000	988,218
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,172,610
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	735,000	757,395
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	2,285,000	2,030,761
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	1,415,000	1,418,538
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	810,000	761,643

		8,589,365

Casino Services — 0.5%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,415,000	1,460,987

Chemicals-Specialty — 0.4%
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	1,150,000	1,167,376

Circuit Boards — 0.5%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	1,453,000	1,385,236

Coal — 0.9%
SunCoke Energy, Inc. Senior Sec. Notes 4.88% due 06/30/2029*	1,536,000	1,499,136
Warrior Met Coal, Inc. Senior Sec. Notes 7.88% due 12/01/2028*	1,193,000	1,252,650

		2,751,786

388

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.5%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	$165,000	$165,544
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	1,143,000	1,145,092

		1,310,636

Commercial Services-Finance — 1.4%
MoneyGram International, Inc. Senior Sec. Notes 5.38% due 08/01/2026*	1,835,000	1,890,050
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	2,318,000	2,085,574

		3,975,624

Computer Services — 0.5%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	1,505,000	1,459,850

Computer Software — 0.5%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	1,035,000	965,686
Rackspace Technology Global, Inc. Company Guar. Notes 5.38% due 12/01/2028*	515,000	480,238

		1,445,924

Computers-Integrated Systems — 0.5%
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	1,449,000	1,446,667

Containers-Paper/Plastic — 0.5%
LABL, Inc. Senior Sec. Notes 5.88% due 11/01/2028*	1,262,000	1,250,169
LABL, Inc. Senior Notes 8.25% due 11/01/2029*	229,000	219,267

		1,469,436

Cosmetics & Toiletries — 0.4%
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	1,300,000	1,267,500

Cruise Lines — 0.3%
Lindblad Expeditions LLC Senior Sec. Notes 6.75% due 02/15/2027*	786,000	794,843

Dialysis Centers — 0.5%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	1,500,000	1,459,425

Direct Marketing — 0.4%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	975,000	1,026,188

Security Description	Principal Amount	Value (Note 2)
Disposable Medical Products — 0.3%
Mozart Debt Merger Sub, Inc. Senior Sec. Notes 3.88% due 04/01/2029*	$1,056,000	$1,015,946

Distribution/Wholesale — 0.5%
H&E Equipment Services, Inc. Company Guar. Notes 3.88% due 12/15/2028*	1,455,000	1,370,741

Drug Delivery Systems — 0.3%
Embecta Corp. Senior Sec. Notes 5.00% due 02/15/2030*	859,000	859,000

E-Commerce/Services — 0.3%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,000,000	971,900

Electric-Generation — 1.0%
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,390,000	1,399,466
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,585,000	1,608,490

		3,007,956

Electric-Integrated — 0.3%
Talen Energy Supply LLC Senior Sec. Notes 6.63% due 01/15/2028*	857,000	754,160

Electronic Parts Distribution — 0.5%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	1,510,000	1,469,003

Enterprise Software/Service — 0.4%
Clarivate Science Holdings Corp. Senior Sec. Notes 3.88% due 07/01/2028*	310,000	295,887
Clarivate Science Holdings Corp. Company Guar. Notes 4.88% due 07/01/2029*	921,000	878,874

		1,174,761

Finance-Auto Loans — 1.2%
Cobra AcquisitionCo LLC Company Guar. Notes 6.38% due 11/01/2029*	2,076,000	2,018,910
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,563,000	1,610,296

		3,629,206

Finance-Commercial — 0.5%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	1,440,000	1,504,800

Finance-Consumer Loans — 1.4%
Curo Group Holdings Corp. Senior Sec. Notes 7.50% due 08/01/2028*	1,354,000	1,272,760

389

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Finance-Consumer Loans (continued)
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	$467,000	$470,400
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,073,000	1,100,190
LFS Topco LLC Company Guar. Notes 5.88% due 10/15/2026*	1,193,000	1,214,951

		4,058,301

Finance-Credit Card — 0.6%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,605,000	1,625,062

Finance-Investment Banker/Broker — 0.5%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	1,525,000	1,551,687

Finance-Mortgage Loan/Banker — 0.7%
Enact Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	1,117,000	1,181,227
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	967,000	906,563

		2,087,790

Food-Misc./Diversified — 0.5%
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	1,510,000	1,436,387

Food-Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	910,000	931,385
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	847,000	883,074

		1,814,459

Food-Wholesale/Distribution — 0.9%
C&S Group Enterprises LLC* Company Guar. Notes 5.00% due 12/15/2028	1,450,000	1,319,500
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,335,000	1,356,440

		2,675,940

Gambling (Non-Hotel) — 0.5%
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.63% due 09/01/2029*	845,000	794,554
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.88% due 09/01/2031*	845,000	796,353

		1,590,907

Security Description	Principal Amount	Value (Note 2)
Hotels/Motels — 1.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. Company Guar. Notes 4.88% due 07/01/2031*	$729,000	$706,221
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. Senior Notes 5.00% due 06/01/2029*	1,176,000	1,170,120
Travel & Leisure Co. Senior Sec. Notes 6.00% due 04/01/2027	1,360,000	1,421,200

		3,297,541

Human Resources — 0.8%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	1,005,000	1,018,819
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	1,515,000	1,427,887

		2,446,706

Independent Power Producers — 1.1%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	932,000	846,750
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	590,000	556,075
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 01/15/2032*	401,000	380,449
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	1,455,000	1,349,512

		3,132,786

Insurance Brokers — 0.3%
Ryan Specialty Group LLC Senior Sec. Notes 4.38% due 02/01/2030*	909,000	902,183

Investment Management/Advisor Services — 0.4%
NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	1,231,000	1,197,147

Medical Information Systems — 0.4%
Minerva Merger Sub, Inc. Senior Notes 6.50% due 02/15/2030*	1,145,000	1,140,992

Medical Labs & Testing Services — 0.3%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	828,000	847,044

Medical-Drugs — 0.8%
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Sec. Notes 4.13% due 04/30/2028*	861,000	850,496

390

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs (continued)
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Notes 5.13% due 04/30/2031*	$1,461,000	$1,459,605

		2,310,101

Medical-Hospitals — 2.1%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	87,000	85,478
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	1,385,000	1,404,902
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	938,000	944,177
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	1,750,000	1,750,000
Legacy LifePoint Health LL Senior Sec. Notes 4.38% due 02/15/2027*	1,227,000	1,199,393
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	649,000	651,583

		6,035,533

Non-Hazardous Waste Disposal — 0.4%
Covanta Holding Corp. Company Guar. Notes 4.88% due 12/01/2029*	449,000	447,599
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	853,000	844,470

		1,292,069

Oil & Gas Drilling — 0.5%
Nabors Industries, Inc. Company Guar. Notes 7.38% due 05/15/2027*	1,445,000	1,477,354

Oil Companies-Exploration & Production — 6.7%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	1,370,000	1,414,251
Apache Corp. Senior Notes 4.38% due 10/15/2028	1,206,000	1,241,215
Apache Corp. Senior Notes 4.75% due 04/15/2043	867,000	877,482
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	1,925,000	1,996,167
Civitas Resources, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,206,000	1,202,207
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	766,000	792,366
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	640,000	652,800

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production (continued)
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	$1,308,000	$1,336,187
Independence Energy Finance LLC Senior Notes 7.25% due 05/01/2026*	1,200,000	1,231,320
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	1,214,000	1,246,997
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	598,000	589,030
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	947,000	1,012,106
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	695,000	802,204
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	1,461,000	1,661,888
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	1,104,000	1,110,171
Southwestern Energy Co. Company Guar. Notes 4.75% due 02/01/2032	145,000	144,755
Southwestern Energy Co. Company Guar. Notes 5.38% due 02/01/2029	1,371,000	1,394,142
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	861,000	882,267

		19,587,555

Oil Companies-Integrated — 0.5%
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	1,381,000	1,443,511

Oil Refining & Marketing — 0.5%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	2,200,000	1,545,500

Oil-Field Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,386,000	1,421,551
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	1,321,000	1,344,685

		2,766,236

Paper & Related Products — 1.1%
Clearwater Paper Corp. Company Guar. Notes 4.75% due 08/15/2028*	127,000	126,683
Glatfelter Corp. Company Guar. Notes 4.75% due 11/15/2029*	1,133,000	1,143,968

391

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
Sylvamo Corp. Company Guar. Notes 7.00% due 09/01/2029*	$1,800,000	$1,850,400

		3,121,051

Pharmacy Services — 0.1%
Option Care Health, Inc. Company Guar. Notes 4.38% due 10/31/2029*	425,000	413,100

Pipelines — 8.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,461,000	1,489,197
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,577,000	1,529,690
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	864,000	933,120
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	377,000	485,470
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	417,000	411,788
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	888,000	876,900
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	2,420,000	2,396,841
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	900,000	880,632
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	848,000	854,106
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,978,000	2,057,555
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	2,105,000	2,044,481
Howard Midstream Energy Partners LLC Senior Notes 6.75% due 01/15/2027*	1,359,000	1,384,481
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	1,855,000	1,775,876
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	1,775,000	1,792,883
NGL Energy Partners LP/NGL Energy Finance Corp. Company Guar. Notes 6.13% due 03/01/2025	1,025,000	891,750

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	$593,000	$618,944
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	892,000	964,867
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	1,241,000	1,296,845
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	1,741,000	1,736,648

		24,422,074

Poultry — 0.7%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,020,000	1,064,985
Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	987,000	946,286

		2,011,271

Printing-Commercial — 0.5%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	1,525,000	1,573,602

Protection/Safety — 1.0%
APX Group, Inc. Company Guar. Notes 5.75% due 07/15/2029*	1,530,000	1,426,725
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,417,795

		2,844,520

Real Estate Investment Trusts — 3.5%
Apollo Commercial Real Estate Finance, Inc. Senior Sec. Notes 4.63% due 06/15/2029*	1,268,000	1,200,019
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 3.88% due 06/30/2028*	732,000	724,680
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	1,235,000	1,188,687
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	240,000	248,498
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	1,702,000	1,644,762
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.50% due 03/15/2031	1,015,000	975,669

392

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Service Properties Trust Senior Notes 3.95% due 01/15/2028	$133,000	$117,040
Service Properties Trust Senior Notes 4.38% due 02/15/2030	1,043,000	894,373
Service Properties Trust Senior Notes 4.75% due 10/01/2026	715,000	666,738
Service Properties Trust Senior Notes 4.95% due 10/01/2029	345,000	310,500
Service Properties Trust Senior Notes 5.25% due 02/15/2026	702,000	668,655
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	130,000	128,763
Starwood Property Trust, Inc. Senior Notes 3.63% due 07/15/2026*	260,000	252,850
Starwood Property Trust, Inc. Senior Notes 4.38% due 01/15/2027*	190,000	189,329
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	900,000	920,250

		10,130,813

Real Estate Management/Services — 0.4%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,228,000	1,296,682

Real Estate Operations & Development — 0.7%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	1,072,000	1,064,668
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 02/01/2030	850,000	835,125

		1,899,793

Recycling — 0.6%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,586,000	1,611,915

Rental Auto/Equipment — 1.3%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	925,000	867,188
Hertz Corp. Company Guar. Notes 5.00% due 12/01/2029*	1,483,000	1,430,353
PROG Holdings, Inc. Company Guar. Notes 6.00% due 11/15/2029*	1,481,000	1,444,523

		3,742,064

Resorts/Theme Parks — 1.0%
SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*	1,570,000	1,525,569

Security Description	Principal Amount	Value (Note 2)
Resorts/Theme Parks (continued)
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	$1,315,000	$1,374,175

		2,899,744

Retail-Apparel/Shoe — 0.5%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	1,135,000	1,055,777
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	365,000	338,271

		1,394,048

Retail-Automobile — 1.1%
Asbury Automotive Group, Inc. Company Guar. Notes 4.63% due 11/15/2029*	1,505,000	1,482,906
Carvana Co. Company Guar. Notes 4.88% due 09/01/2029*	575,000	510,255
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	1,172,000	1,090,898

		3,084,059

Retail-Building Products — 0.5%
Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	1,528,000	1,466,880

Retail-Pawn Shops — 0.6%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,401,000	1,336,246
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	541,000	540,718

		1,876,964

Retail-Petroleum Products — 0.4%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,190,000	1,207,850

Retail-Restaurants — 1.8%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	836,000	868,721
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	2,000,000	1,720,000
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	1,515,000	1,455,203
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	1,156,000	1,222,470

		5,266,394

Satellite Telecom — 0.5%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,325,000	1,427,687

393

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Security Services — 0.5%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	$410,000	$388,641
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	1,020,000	1,032,923

		1,421,564

Steel-Producers — 1.4%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	753,000	732,293
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	846,000	886,430
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	884,000	919,360
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	1,481,000	1,414,355

		3,952,438

Steel-Specialty — 0.5%
Allegheny Technologies, Inc. Senior Notes 4.88% due 10/01/2029	531,000	520,285
Allegheny Technologies, Inc. Senior Notes 5.13% due 10/01/2031	995,000	970,125

		1,490,410

Telephone-Integrated — 0.9%
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	410,000	412,751
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	1,245,000	1,183,432
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	1,031,000	974,078

		2,570,261

Television — 1.1%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	422,000	476,860
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,477,000	1,698,550
Gray Television, Inc. Company Guar. Notes 4.75% due 10/15/2030*	1,045,000	1,000,817

		3,176,227

Transport-Air Freight — 0.6%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	1,750,000	1,761,620

Security Description	Principal Amount	Value (Note 2)
Vitamins & Nutrition Products — 0.6%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	$1,825,000	$1,729,187

Total U.S. Corporate Bonds & Notes (cost $228,245,211)		226,399,319

FOREIGN CORPORATE BONDS & NOTES — 16.4%
Agricultural Chemicals — 0.5%
Consolidated Energy Finance SA Company Guar. Notes 5.63% due 10/15/2028*	1,517,000	1,417,037

Building-Residential/Commercial — 0.4%
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	1,298,000	1,318,859

Cable/Satellite TV — 1.4%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	2,840,000	2,632,822
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,451,000	1,434,691

		4,067,513

Casino Hotels — 1.1%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	1,526,000	1,440,163
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	1,830,000	1,630,987
Wynn Macau, Ltd. Senior Notes 5.63% due 08/26/2028*	315,000	288,225

		3,359,375

Cellular Telecom — 1.3%
Altice France SA Senior Sec. Notes 5.13% due 07/15/2029*	1,190,000	1,101,821
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	233,000	222,258
Altice France SA Senior Sec. Notes 5.50% due 10/15/2029*	2,710,000	2,568,240

		3,892,319

Chemicals-Diversified — 0.4%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	1,025,000	1,030,125

Commercial Services-Finance — 0.5%
Paysafe Finance PLC/Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*	1,545,000	1,382,775

394

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Cruise Lines — 2.8%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	$1,785,000	$1,713,600
Carnival Corp. Company Guar. Notes 6.00% due 05/01/2029*	493,000	474,266
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	290,000	295,800
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	2,005,000	1,840,189
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	480,000	457,200
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	1,657,000	1,546,022
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	319,000	309,523
Viking Ocean Cruises Ship VII, Ltd. Senior Sec. Notes 5.63% due 02/15/2029*	228,000	222,870
VOC Escrow, Ltd. Senior Sec. Notes 5.00% due 02/15/2028*	1,245,000	1,203,541

		8,063,011

Diversified Minerals — 0.5%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	1,423,000	1,457,565

Finance-Consumer Loans — 0.3%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	863,000	863,000

Internet Financial Services — 0.6%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	1,820,000	1,829,100

Medical-Drugs — 0.1%
Bausch Health Cos., Inc. Senior Sec. Notes 6.13% due 02/01/2027*	249,000	249,934

Metal-Copper — 0.5%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	1,395,000	1,448,359

Metal-Iron — 0.6%
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,818,057

Motion Pictures & Services — 0.6%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,825,000	1,843,250

Oil & Gas Drilling — 0.3%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	900,000	865,926

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Exploration & Production — 0.8%
MEG Energy Corp. Company Guar. Notes 7.13% due 02/01/2027*	$841,000	$872,537
Strathcona Resources, Ltd. Senior Notes 6.88% due 08/01/2026*	1,522,000	1,513,599

		2,386,136

Oil-Field Services — 0.3%
Weatherford International, Ltd. Senior Sec. Notes 6.50% due 09/15/2028*	833,000	859,248

Retail-Petroleum Products — 0.6%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,667,000	1,661,374

Satellite Telecom — 1.1%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	1,829,000	1,895,448
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	815,000	658,275
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	945,000	581,383

		3,135,106

Security Services — 1.0%
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	660,000	631,950
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	453,000	428,189
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	616,000	600,970
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	1,310,000	1,227,732

		2,888,841

Telecom Services — 0.5%
Iliad Holding SAS Senior Sec. Notes 6.50% due 10/15/2026*	352,000	356,446
Iliad Holding SAS Senior Sec. Notes 7.00% due 10/15/2028*	1,090,000	1,106,241

		1,462,687

Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	626,000	657,350

Total Foreign Corporate Bonds & Notes (cost $49,332,698)		47,956,947

395

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
LOANS(1)(2)(3) — 0.0%
E-Commerce/Services — 0.0%
RentPath, Inc. FRS 2nd Lien 1.61% (3ML + 0.00%) 05/03/2028†(4)(5)(9)(10) (cost $2,217,989)	$2,300,941	$11,505

COMMON STOCKS — 0.7%
Oil Field Machinery & Equipment — 0.7%
Hi-Crush, Inc.†(4)(5) (cost $917,788)	7,135,885	1,998,048

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Food-Dairy Products — 0.5%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(6)	110,000	116,600
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	1,310,000	1,503,225

		1,619,825

Transport-Equipment & Leasing — 0.6%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	1,625,000	1,731,795

Total Preferred Securities/Capital Securities (cost $2,914,851)		3,351,620

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(4) (cost $0)	822	2,927

Total Long-Term Investment Securities (cost $283,628,537)		279,720,366

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Registered Investment Companies — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(7) (cost $11,826,725)	11,826,725	11,826,725

TOTAL INVESTMENTS (cost $295,455,262)(8)	99.6%	291,547,091
Other assets less liabilities	0.4	1,059,433

NET ASSETS	100.0%	$292,606,524

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $230,786,811 representing 78.9% of net assets.
†	Non-income producing security
(1)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(2)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(4)	Securities classified as Level 3 (see Note 2).
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount/Shares	Acquisition Cost	Value	Value Per Par/ Share	% of Net Assets
Loans
RentPath, Inc. FRS 2nd Lien 1.61% (3ML + 0.00%) 05/03/2028	06/04/2015	$745,941	$719,049
	07/20/2015	800,000	771,159
	02/14/2017	55,000	53,017
	07/13/2017	700,000	674,764

		2,300,941	2,217,989	$11,505	$0.01	0.00%
Common Stocks
Hi-Crush, Inc.	01/29/2021	54,459	71,830
	12/22/2021	7,081,426	845,958

		7,135,885	917,788	1,998,048	0.28	0.68

				$2,009,553		0.68%

(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	The rate shown is the 7-day yield as of January 31, 2022.
(8)	See Note 3 for cost of investments on a tax basis.
(9)	Company has filed for bankruptcy protection.
(10)	Security in default of interest.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at January 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3ML — 3 Month USD LIBOR

396

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$226,399,319	$—	$226,399,319
Foreign Corporate Bonds & Notes	—	47,956,947	—	47,956,947
Loans	—	—	11,505	11,505
Common Stocks	—	—	1,998,048	1,998,048
Preferred Securities/Capital Securities	—	3,351,620	—	3,351,620
Escrows and Litigation Trusts	—	—	2,927	2,927
Short-Term Investment Securities	11,826,725	—	—	11,826,725

Total Investments at Value	$11,826,725	$277,707,886	$2,012,480	$291,547,091

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Financial Statements

397

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Banks-Commercial	9.8%
Diversified Banking Institutions	9.0
Oil Companies-Integrated	6.9
Insurance-Life/Health	5.8
Medical-Drugs	4.7
Audio/Video Products	4.6
Import/Export	3.6
Metal-Diversified	3.3
Electronic Components-Misc.	2.9
Repurchase Agreements	2.7
Telephone-Integrated	2.7
Building-Heavy Construction	2.6
Diversified Manufacturing Operations	2.4
Cellular Telecom	2.3
Food-Retail	2.3
Water	2.2
Transport-Services	1.6
Electronic Components-Semiconductors	1.5
Insurance-Property/Casualty	1.5
Diversified Financial Services	1.5
Beverages-Non-alcoholic	1.4
Retail-Building Products	1.4
Insurance-Multi-line	1.3
Building Products-Cement	1.3
Electric-Generation	1.3
Auto/Truck Parts & Equipment-Original	1.3
Building & Construction Products-Misc.	1.3
Finance-Leasing Companies	1.2
Motorcycle/Motor Scooter	1.1
Private Equity	1.1
Distribution/Wholesale	1.0
Airlines	1.0
Cosmetics & Toiletries	1.0
Tobacco	1.0
Investment Management/Advisor Services	1.0
Electric-Integrated	1.0
Telecom Services	1.0
Brewery	0.9
Chemicals-Diversified	0.9
Food-Misc./Diversified	0.8
Hotels/Motels	0.8
Food-Catering	0.7
Aerospace/Defense	0.7
Retail-Discount	0.7
Metal Processors & Fabrication	0.4
U.S. Government Treasuries	0.3
Coffee	0.3
Machinery-Electrical	0.1

100.2%

Country Allocation*

United Kingdom	23.2%
Japan	20.7
France	15.6
Germany	6.3
Netherlands	5.3
Australia	5.2
Ireland	4.2
Canada	4.0
South Korea	3.0
United States	3.0
Hong Kong	2.2
Switzerland	1.7
Norway	1.1
Singapore	1.1
Taiwan	1.0
Jersey	1.0
Finland	1.0
Spain	0.6

100.2%

*	Calculated as a percentage of net assets

398

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 97.2%
Australia — 5.2%
Australia & New Zealand Banking Group, Ltd.	392,815	$7,423,901
Qantas Airways, Ltd.†	1,036,827	3,557,647
QBE Insurance Group, Ltd.	673,407	5,335,072
Telstra Corp., Ltd.	742,481	2,065,483

		18,382,103

Canada — 4.0%
BCE, Inc.	66,601	3,478,981
Magna International, Inc.	56,236	4,530,645
Suncor Energy, Inc.	204,836	5,852,687

		13,862,313

Finland — 1.0%
Fortum Oyj	127,786	3,483,718

France — 15.6%
AXA SA	222,890	7,054,626
BNP Paribas SA	100,952	7,214,296
Cie de Saint-Gobain	64,915	4,409,773
Eurazeo SE	48,659	3,865,550
Sanofi	102,882	10,694,717
TotalEnergies SE	78,727	4,459,252
Veolia Environnement SA	216,247	7,824,813
Vinci SA	84,763	9,272,409

		54,795,436

Germany — 6.3%
Allianz SE	17,824	4,565,053
Deutsche Post AG	95,370	5,683,260
LANXESS AG	51,995	3,138,727
Siemens AG	52,588	8,268,491
Siemens Energy AG†	23,032	512,285

		22,167,816

Hong Kong — 2.2%
AIA Group, Ltd.	739,000	7,676,188

Ireland — 4.2%
AIB Group PLC†	1,677,512	4,429,888
CRH PLC	90,702	4,559,749
Dalata Hotel Group PLC†	585,368	2,803,569
Kerry Group PLC, Class A (ISE)	13,281	1,673,646
Kerry Group PLC, Class A (LSE)	9,593	1,202,956

		14,669,808

Japan — 20.7%
Asahi Group Holdings, Ltd.	78,300	3,200,187
Hoya Corp.	37,500	4,856,005
ITOCHU Corp.	118,900	3,819,329
KDDI Corp.	72,400	2,300,499
Minebea Mitsumi, Inc.	219,500	5,386,839
Mitsubishi Corp.	254,200	8,629,892
Mizuho Financial Group, Inc.	166,290	2,243,876
Nippon Telegraph & Telephone Corp.	248,200	7,073,271
NSK, Ltd.	220,400	1,501,065
ORIX Corp.	211,700	4,369,479
Pan Pacific International Holdings Corp.	168,100	2,267,958
Panasonic Corp.	292,000	3,207,752
Seven & i Holdings Co., Ltd.	62,500	3,054,249
Sony Group Corp.	84,100	9,395,505
Sumitomo Mitsui Financial Group, Inc.	203,900	7,323,036
Yamaha Motor Co., Ltd.	167,000	3,985,867

		72,614,809

Security Description	Shares/ Principal Amount	Value (Note 2)
Jersey — 1.0%
Ferguson PLC	22,694	$3,572,356

Netherlands — 5.3%
ING Groep NV	865,088	12,770,909
JDE Peet’s NV	31,911	955,135
Koninklijke Ahold Delhaize NV	150,502	4,879,170

		18,605,214

Norway — 1.1%
DNB Bank ASA	164,424	3,910,962

Singapore — 1.1%
DBS Group Holdings, Ltd.	145,008	3,798,690

South Korea — 3.0%
Hana Financial Group, Inc.	137,609	5,233,555
Samsung Electronics Co., Ltd.	86,478	5,356,494

		10,590,049

Spain — 0.6%
CaixaBank SA	687,279	2,207,856

Switzerland — 1.7%
UBS Group AG	314,715	5,835,102

Taiwan — 1.0%
Lite-On Technology Corp.	1,573,000	3,598,977

United Kingdom — 23.2%
Anglo American PLC	158,983	6,971,751
AstraZeneca PLC	51,967	6,030,140
BAE Systems PLC	324,277	2,530,150
BP PLC	1,142,473	5,893,205
Coca-Cola Europacific Partners PLC	86,081	4,919,529
Compass Group PLC	113,133	2,568,017
HSBC Holdings PLC (SEHK)	1,203,637	8,626,996
Imperial Brands PLC	148,334	3,505,894
Kingfisher PLC	1,083,040	4,867,022
Prudential PLC	320,570	5,391,592
Quilter PLC*	1,891,671	3,503,719
Rio Tinto PLC	66,510	4,685,576
Shell PLC	301,208	7,642,512
SSE PLC	213,256	4,555,110
Unilever PLC	69,436	3,525,711
Vodafone Group PLC	3,412,896	6,004,503

		81,221,427

Total Long-Term Investment Securities (cost $286,400,273)		340,992,824

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.05% due 05/19/2022	$500,000	499,610
0.06% due 05/19/2022	500,000	499,610

Total Short-Term Investment Securities (cost $999,836)		999,220

399

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 2.7%
Agreement with Bank of America N.A, bearing interest at 0.04% dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $9,409,010 and collateralized by $9,744,000 of United States Treasury Notes, bearing interest at 1.25% due 11/30/2026 and having an approximate value of $9,625,437 (cost $9,409,000)	$9,409,000	$9,409,000

TOTAL INVESTMENTS (cost $296,809,109)(1)	100.2%	351,401,044
Liabilities in excess of other assets	(0.2)	(536,652)

NET ASSETS	100.0%	$350,864,392

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $3,503,719 representing 1.0% of net assets.
(1)	See Note 3 for cost of investments on a tax basis.
ISE	— Irish Stock Exchange
LSE	— London Stock Exchange
SEHK	— Hong Kong Stock Exchange

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	2,391,100	USD	1,876,741	04/20/2022	$—	$(3,993)
	JPY	368,936,200	USD	3,196,109	02/16/2022	—	(10,141)
	USD	3,245,878	JPY	368,936,200	02/16/2022	—	(39,627)
	USD	1,524,971	CHF	1,397,400	03/16/2022	—	(15,208)
	USD	4,002,117	EUR	3,521,100	03/16/2022	—	(42,671)
	USD	716,390	GBP	538,000	03/16/2022	6,982	—

						6,982	(111,640)

Barclays Bank PLC	GBP	1,168,600	USD	1,555,736	03/16/2022	—	(15,514)
	JPY	16,362,900	USD	141,751	02/16/2022	—	(452)
	USD	983,137	HKD	7,651,800	02/16/2022	—	(1,770)
	USD	1,270,083	JPY	146,079,000	02/16/2022	—	(579)
	USD	1,320,362	EUR	1,161,900	03/16/2022	—	(13,816)
	USD	606,478	SEK	5,471,100	03/16/2022	—	(19,502)
	USD	736,610	ILS	2,274,700	04/20/2022	—	(16,683)

						—	(68,316)

Citibank N.A.	CAD	2,914,200	USD	2,287,725	04/20/2022	—	(4,457)
	EUR	1,125,300	USD	1,278,714	03/16/2022	13,324	—
	JPY	175,726,700	USD	1,546,288	02/16/2022	19,130	—
	USD	1,522,318	JPY	175,726,700	02/16/2022	4,840	—
	USD	8,810,413	CHF	8,073,700	03/16/2022	—	(87,513)
	USD	2,207,524	DKK	14,441,700	03/16/2022	—	(24,953)
	USD	1,543,321	GBP	1,159,000	03/16/2022	15,022	—
	USD	1,541,451	AUD	2,150,600	04/20/2022	—	(20,207)

						52,316	(137,130)

Goldman Sachs International	GBP	3,904,600	USD	5,198,561	03/16/2022	—	(51,400)
	JPY	113,578,100	USD	999,319	02/16/2022	12,265	—
	USD	983,958	JPY	113,578,100	02/16/2022	3,096	—
	USD	48,301	EUR	42,500	03/16/2022	—	(511)
	USD	832,069	ILS	2,590,600	04/20/2022	—	(12,163)

						15,361	(64,074)

HSBC Bank USA N.A.	CAD	505,400	USD	396,744	04/20/2022	—	(782)
	GBP	2,069,900	USD	2,756,300	03/16/2022	—	(26,801)
	JPY	65,373,000	USD	575,130	02/16/2022	7,004	—
	USD	566,328	JPY	65,373,000	02/16/2022	1,798	—
	USD	4,801,054	EUR	4,224,900	03/16/2022	—	(50,190)
	USD	502,028	AUD	700,400	04/20/2022	—	(6,594)

						8,802	(84,367)

400

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank N.A.	GBP	1,081,000	USD	1,439,519	03/16/2022	$—	$(13,948)
	JPY	274,151,800	USD	2,375,054	02/16/2022	—	(7,470)
	KRW	12,562,173,400	USD	10,567,442	02/16/2022	149,750	—
	NOK	1,213,900	USD	133,335	03/16/2022	—	(3,049)
	USD	2,412,310	JPY	274,151,800	02/16/2022	—	(29,786)
	USD	334,257	KRW	392,802,100	02/16/2022	—	(8,510)
	USD	1,098,675	SGD	1,495,900	02/16/2022	8,530	—
	USD	3,326,975	EUR	2,927,400	03/16/2022	—	(35,139)
	USD	606,608	NZD	890,000	04/20/2022	—	(21,835)

						158,280	(119,737)

Morgan Stanley & Co. International PLC	CAD	2,648,600	USD	2,082,047	04/20/2022	—	(1,225)
	CHF	1,075,000	USD	1,156,960	03/16/2022	—	(4,480)
	EUR	1,157,500	USD	1,315,129	03/16/2022	13,530	—
	GBP	1,047,300	USD	1,383,656	03/16/2022	—	(24,499)
	JPY	38,109,300	USD	330,161	02/16/2022	—	(1,029)
	USD	6,066,187	JPY	691,572,300	02/16/2022	—	(56,058)
	USD	4,320,815	CHF	3,966,600	03/16/2022	—	(35,264)
	USD	1,790,335	EUR	1,576,500	03/16/2022	—	(17,574)
	USD	1,891,543	GBP	1,420,600	03/16/2022	18,536	—

						32,066	(140,129)

NatWest Markets PLC	GBP	1,917,400	USD	2,552,775	03/16/2022	—	(25,281)
	USD	8,294,425	CHF	7,598,000	03/16/2022	—	(85,476)
	USD	2,963,236	GBP	2,227,200	03/16/2022	31,363	—
	USD	3,135,668	SEK	28,289,700	03/16/2022	—	(100,561)

						31,363	(211,318)

State Street Bank & Trust Co.	CAD	3,087,900	USD	2,423,374	04/20/2022	—	(5,432)
	EUR	5,456,700	USD	6,180,265	03/16/2022	44,253	—
	GBP	10,241,200	USD	13,666,051	03/16/2022	—	(103,837)
	JPY	346,310,200	USD	3,047,017	02/16/2022	37,398	—
	USD	3,014,741	JPY	346,310,200	02/16/2022	—	(5,122)
	USD	26,592	EUR	23,400	03/16/2022	—	(279)
	USD	3,099,743	SEK	28,059,900	03/16/2022	—	(89,289)
	USD	2,115,122	AUD	2,952,700	04/20/2022	—	(26,506)
	USD	332,175	CAD	421,000	04/20/2022	—	(1,035)
	USD	1,134,737	ILS	3,531,300	04/20/2022	—	(17,106)

						81,651	(248,606)

Toronto Dominion Bank	USD	624,166	EUR	549,200	03/16/2022	—	(6,596)
	USD	3,407,911	AUD	4,818,900	04/20/2022	778	—

						778	(6,596)

UBS AG	CAD	5,540,500	USD	4,349,550	04/20/2022	—	(8,364)
	EUR	395,800	USD	449,823	03/16/2022	4,749	—
	JPY	448,365,300	USD	3,884,214	02/16/2022	—	(12,318)
	USD	741,164	HKD	5,777,600	02/16/2022	—	(169)
	USD	3,943,562	JPY	448,365,300	02/16/2022	—	(47,031)
	USD	900,382	CHF	823,100	03/16/2022	—	(11,096)
	USD	1,381,654	GBP	1,037,800	03/16/2022	13,728	—

						18,477	(78,978)

Westpac Banking Corp.	JPY	551,362,200	USD	4,877,335	02/16/2022	85,706	—
	USD	4,776,403	JPY	551,362,200	02/16/2022	15,226	—
	USD	182,987	EUR	161,000	03/16/2022	—	(1,944)
	USD	131,694	GBP	98,900	03/16/2022	1,283	—

						102,215	(1,944)

Unrealized Appreciation (Depreciation)						$508,291	$(1,272,835)

401

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro Currency

GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won

NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$26,424,354	$314,568,470	**	$—	$340,992,824
Short-Term Investment Securities	—	999,220		—	999,220
Repurchase Agreements	—	9,409,000		—	9,409,000

Total Investments at Value	$26,424,354	$324,976,690		$—	$351,401,044

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$508,291		—	$508,291

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,272,835		—	$1,272,835

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

402

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Registered Investment Companies	15.1%
Diversified Banking Institutions	8.8
Real Estate Investment Trusts	3.9
Medical-Drugs	3.6
Oil Companies-Exploration & Production	3.3
Banks-Commercial	3.3
Computers	2.1
Pipelines	2.0
Telephone-Integrated	2.0
Applications Software	1.9
Electronic Components-Semiconductors	1.8
Web Portals/ISP	1.4
Semiconductor Components-Integrated Circuits	1.3
Electric-Integrated	1.2
United States Treasury Notes	1.2
Oil Companies-Integrated	1.2
Finance-Leasing Companies	1.1
Finance-Credit Card	1.1
Banks-Super Regional	1.1
Insurance-Life/Health	1.0
Auto-Cars/Light Trucks	1.0
E-Commerce/Products	1.0
Retail-Apparel/Shoe	1.0
Cable/Satellite TV	0.9
Semiconductor Equipment	0.9
Cellular Telecom	0.8
Diversified Manufacturing Operations	0.8
E-Commerce/Services	0.7
Enterprise Software/Service	0.7
Software Tools	0.7
Pharmacy Services	0.7
Diversified Minerals	0.7
Transport-Rail	0.7
Commercial Services-Finance	0.7
Machinery-General Industrial	0.7
Cosmetics & Toiletries	0.7
Beverages-Non-alcoholic	0.7
Medical Products	0.6
Aerospace/Defense	0.6
Internet Content-Entertainment	0.6
Diagnostic Equipment	0.6
Food-Misc./Diversified	0.6
Brewery	0.6
Broadcast Services/Program	0.6
Building Products-Air & Heating	0.6
Retail-Regional Department Stores	0.5
Finance-Other Services	0.5
Medical-HMO	0.5
Retail-Gardening Products	0.5
Medical Instruments	0.5
Investment Management/Advisor Services	0.5
Retail-Discount	0.5
Commercial Services	0.4
Entertainment Software	0.4
Data Processing/Management	0.4
Wireless Equipment	0.4
Independent Power Producers	0.4
Beverages-Wine/Spirits	0.4
Food-Confectionery	0.4
Electric-Distribution	0.4
Electric Products-Misc.	0.4

Soap & Cleaning Preparation	0.4%
Power Converter/Supply Equipment	0.4
Industrial Automated/Robotic	0.4
Retail-Building Products	0.3
Internet Content-Information/News	0.3
Oil Refining & Marketing	0.3
Audio/Video Products	0.3
Distribution/Wholesale	0.3
Casino Hotels	0.3
Energy-Alternate Sources	0.3
Rubber-Tires	0.3
Apparel Manufacturers	0.3
Non-Hazardous Waste Disposal	0.3
Retail-Auto Parts	0.3
Metal-Diversified	0.3
Chemicals-Diversified	0.2
Computer Services	0.2
Gold Mining	0.2
Medical-Biomedical/Gene	0.2
Machinery-Farming	0.2
Coatings/Paint	0.2
Building & Construction Products-Misc.	0.2
Containers-Metal/Glass	0.2
Gas-Distribution	0.2
Options Purchased	0.2
Finance-Investment Banker/Broker	0.2
Electronic Forms	0.2
Human Resources	0.2
Networking Products	0.2
Oil-Field Services	0.2
Retail-Jewelry	0.2
Building Societies	0.2
Coffee	0.2
Athletic Footwear	0.2
Medical Labs & Testing Services	0.2
Medical-Hospitals	0.2
Machinery-Construction & Mining	0.2
Transport-Services	0.2
Building Products-Cement	0.2
Miscellaneous Manufacturing	0.2
Tools-Hand Held	0.2
Industrial Gases	0.2
Multimedia	0.2
Banks-Fiduciary	0.2
Consumer Products-Misc.	0.2
Building-Residential/Commercial	0.1
Insurance-Property/Casualty	0.1
Retail-Restaurants	0.1
Rental Auto/Equipment	0.1
Containers-Paper/Plastic	0.1
Machinery-Pumps	0.1
Hotels/Motels	0.1
Retail-Drug Store	0.1
Electronic Measurement Instruments	0.1
Computer Data Security	0.1
Instruments-Controls	0.1
Building & Construction-Misc.	0.1
Import/Export	0.1
Diagnostic Kits	0.1
Office Automation & Equipment	0.1
Insurance Brokers	0.1
Electronic Components-Misc.	0.1

403

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Drug Delivery Systems	0.1%
Steel-Producers	0.1
Food-Baking	0.1
Retail-Floor Coverings	0.1
Insurance-Reinsurance	0.1
Public Thoroughfares	0.1
Real Estate Operations & Development	0.1
Agricultural Biotech	0.1
Metal-Copper	0.1
Electronic Security Devices	0.1
Advertising Agencies	0.1
Water	0.1
Textile-Apparel	0.1
Electric-Transmission	0.1
Decision Support Software	0.1
Airlines	0.1
Internet Gambling	0.1
Metal-Iron	0.1

98.0%

Country Allocation*

United States	71.3%
United Kingdom	4.9
Switzerland	3.7
Japan	2.4
Germany	2.3
Ireland	2.1
France	1.5
Italy	1.4
Canada	1.4
Netherlands	0.9
Spain	0.9
Hong Kong	0.5
Taiwan	0.5
Australia	0.5
Sweden	0.4
Cayman Islands	0.5
British Virgin Islands	0.4
Denmark	0.4
Brazil	0.3
SupraNational	0.3
Norway	0.3
India	0.3
Austria	0.2
Curacao	0.2
Bermuda	0.1
Finland	0.1
Jersey	0.1
Singapore	0.1

98.0%

Credit Quality#†

Aaa	4.0%
Aa	1.1
A	12.1
Baa	75.1
Ba	5.4
Not Rated@	2.3

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

404

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 46.7%
Australia — 0.4%
Allkem, Ltd.†	6,759	$44,075
Aristocrat Leisure, Ltd.	4,562	132,523
Australia & New Zealand Banking Group, Ltd.	5,264	99,486
Beach Energy, Ltd.	52,510	55,552
BHP Group, Ltd.(LSE)	3,796	119,820
BHP Group, Ltd.(ASE)	9,655	309,868
BlueScope Steel, Ltd.	2,498	32,654
Commonwealth Bank of Australia	2,172	144,505
CSL, Ltd.	561	104,185
Endeavour Group, Ltd.	1,510	6,767
Fortescue Metals Group, Ltd.	10,574	149,716
Iluka Resources, Ltd.	3,957	29,209
Lynas Corp., Ltd.†	2,723	17,573
Macquarie Group, Ltd.	809	106,181
Mineral Resources, Ltd.	986	39,045
National Australia Bank, Ltd.	5,560	107,216
Nordic Semiconductor ASA†	644	19,040
Perseus Mining, Ltd.	27,451	28,532
Pilbara Minerals, Ltd.†	5,952	13,777
Rio Tinto, Ltd.	2,120	168,337
Vicinity Centres	22,737	26,383
Wesfarmers, Ltd.	3,005	113,202
Westpac Banking Corp.	5,503	79,417
Woodside Petroleum, Ltd.	6,463	114,960
Woolworths Group, Ltd.	1,510	36,887

		2,098,910

Austria — 0.2%
Erste Group Bank AG	24,576	1,143,506
OMV AG	1,519	92,389
Raiffeisen Bank International AG	2,113	59,166

		1,295,061

Belgium — 0.0%
Ageas SA/NV	1,330	63,984
Anheuser-Busch InBev SA NV	1,120	70,566
KBC Group NV	608	52,777
Solvay SA	377	45,404

		232,731

Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,334	61,791
Assured Guaranty, Ltd.	941	50,146
Axis Capital Holdings, Ltd.	535	30,484
Essent Group, Ltd.	1,168	53,308
Everest Re Group, Ltd.	308	87,287
Hongkong Land Holdings, Ltd.	7,300	39,565
Invesco, Ltd.	3,328	75,413
Nordic American Tankers, Ltd.	1,488	2,306
Pacific Basin Shipping, Ltd.	42,000	17,892
RenaissanceRe Holdings, Ltd.	463	72,770
Signet Jewelers, Ltd.	411	35,399
Triton International, Ltd.	586	35,406

		561,767

Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	434,513	1,196,320
Cia de Saneamento Basico do Estado de Sao Paulo	2,526	17,772
Cia. de Saneamento do Parana (Preference Shares)	17,800	13,442
Engie Brasil Energia SA	3,800	29,126

Security Description	Shares	Value (Note 2)
Brazil (continued)
Raia Drogasil SA	144,452	$630,027

		1,886,687

Canada — 1.1%
Advantage Energy, Ltd.†	4,498	24,345
ARC Resources, Ltd.	5,061	59,284
B2Gold Corp.	13,667	49,243
Ballard Power Systems, Inc.†	1,291	13,467
Bank of Montreal	2,706	306,289
Bank of Nova Scotia	1,805	130,013
Barrick Gold Corp.	3,111	59,545
BCE, Inc.	3,826	199,856
BlackBerry, Ltd.†	1,704	14,022
Brookfield Asset Management, Inc., Class A	2,065	113,716
BRP, Inc.	1,041	86,521
Canadian National Railway Co.	13,825	1,685,015
Canadian Natural Resources, Ltd.	4,116	209,370
Canadian Pacific Railway, Ltd.	3,491	249,751
Canadian Solar, Inc.†	331	9,265
Canfor Corp.†	604	13,723
CI Financial Corp.	4,267	79,187
Constellation Software, Inc.	222	382,359
Crescent Point Energy Corp.	2,941	18,949
Dollarama, Inc.	4,710	243,031
Enbridge, Inc.	2,339	98,885
Fairfax Financial Holdings, Ltd.	136	65,670
Franco-Nevada Corp.	285	37,682
HudBay Minerals, Inc.	1,949	13,999
IAMGOLD Corp.†	4,844	11,813
IGM Financial, Inc.	718	25,226
Imperial Oil, Ltd.	1,528	62,519
Interfor Corp.	499	14,870
Keyera Corp.	1,848	43,483
Kinross Gold Corp.	15,174	82,009
Kirkland Lake Gold, Ltd.	1,058	39,851
Magna International, Inc.	1,380	111,180
Manulife Financial Corp.	11,007	229,206
MEG Energy Corp.†	2,383	28,383
National Bank of Canada	1,228	98,248
Royal Bank of Canada	4,263	486,045
Shopify, Inc., Class A†	120	115,827
Suncor Energy, Inc.	2,875	82,146
TC Energy Corp.	1,517	78,335
Toromont Industries, Ltd.	1,147	96,811
Toronto-Dominion Bank	5,846	468,223
Tourmaline Oil Corp.	1,642	58,542
TransAlta Renewables, Inc.	916	12,517
Vermilion Energy, Inc.†	1,848	28,756
West Fraser Timber Co., Ltd.	1,256	116,258

		6,453,435

Cayman Islands — 0.4%
Alibaba Group Holding, Ltd.†	3,276	51,428
China Conch Venture Holdings, Ltd.	6,500	30,880
China Lesso Group Holdings, Ltd.	13,000	22,838
CK Asset Holdings, Ltd.	16,944	112,846
Daqo New Energy Corp. ADR†	950	38,114
JD.com, Inc., Class A Lock-Up Shares(5)†	1,275	47,545
JS Global Lifestyle Co., Ltd.*	8,000	12,743
SITC International Holdings Co., Ltd.	12,000	45,548
Tencent Holdings, Ltd.	26,800	1,635,800
Wharf Real Estate Investment Co., Ltd.	10,000	47,483

405

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cayman Islands (continued)
Xinyi Glass Holdings, Ltd.	15,000	$39,774

		2,084,999

China — 0.0%
China Suntien Green Energy Corp., Ltd.	25,000	15,369
Ganfeng Lithium Co., Ltd.*	800	12,671
Xinjiang Goldwind Science & Technology Co., Ltd.	10,400	18,089

		46,129

Curacao — 0.2%
Schlumberger NV	30,473	1,190,580

Denmark — 0.4%
AP Moller - Maersk A/S, Series B	33	118,421
Chr. Hansen Holding A/S	406	32,540
Coloplast A/S, Class B	839	121,926
DSV A/S	638	129,737
GN Store Nord A/S	1,805	109,173
Netcompany Group A/S*	488	35,775
Novo Nordisk A/S, Class B	6,144	615,067
Orsted A/S*	507	54,021
Pandora A/S	371	40,220
Vestas Wind Systems A/S	35,959	967,094

		2,223,974

Finland — 0.1%
Kesko Oyj, Class B	1,267	40,163
Kone Oyj, Class B	1,908	124,046
Neste Oyj	1,826	81,946
Nokia Oyj†	20,871	123,771
Nordea Bank Abp	4,464	52,985
UPM-Kymmene Oyj	1,505	54,824

		477,735

France — 1.1%
Air Liquide SA	2,943	504,716
AXA SA	4,803	152,018
BNP Paribas SA	3,770	269,414
Bouygues SA	767	26,991
Cie de Saint-Gobain	3,059	207,802
Danone SA	1,101	68,592
Edenred	2,907	124,589
Engie SA	3,078	47,159
EssilorLuxottica SA	509	96,519
Faurecia SE	1,449	63,570
Kering SA	110	82,130
L’Oreal SA	360	154,106
Legrand SA	10,488	1,067,343
LVMH Moet Hennessy Louis Vuitton SE	309	254,070
Metropole Television SA	1,196	23,331
Orange SA	6,422	75,272
Pernod Ricard SA	1,342	286,561
Rexel SA	2,026	45,211
Safran SA	406	49,257
Sanofi	6,274	652,190
Sartorius Stedim Biotech	98	42,906
Schneider Electric SE	8,072	1,372,184
Societe Generale SA	4,747	176,113
TotalEnergies SE	8,246	467,070
Valeo SA	1,890	52,814

Security Description	Shares	Value (Note 2)
France (continued)
Vinci SA	1,236	$135,209

		6,497,137

Germany — 1.7%
adidas AG	221	60,189
Allianz SE	668	171,087
BASF SE	1,811	137,537
Bayer AG	1,144	69,355
Bayerische Motoren Werke AG	11,050	1,154,322
BioNTech SE ADR†	130	22,370
Covestro AG*	861	51,196
Daimler Truck Holding AG†	666	23,479
Delivery Hero SE†*	210	16,038
Deutsche Bank AG†	10,498	144,216
Deutsche Telekom AG	4,576	85,758
E.ON SE	4,413	60,604
HelloFresh SE†	266	17,484
Henkel AG & Co. KGaA (Preference Shares)	3,016	245,597
Infineon Technologies AG	27,492	1,123,022
Knorr-Bremse AG	8,256	832,874
LANXESS AG	440	26,561
Mercedes-Benz Group AG	13,098	1,031,040
Muenchener Rueckversicherungs-Gesellschaft AG	168	52,691
Porsche Automobil Holding SE (Preference Shares)	422	39,167
ProSiebenSat.1 Media SE	1,158	17,931
RWE AG	1,088	45,714
SAP SE	14,771	1,828,803
Sartorius AG (Preference Shares)	112	59,959
Schaeffler AG (Preference Shares)	2,709	19,901
Siemens AG	9,260	1,455,964
Siemens Energy AG†	498	11,077
Volkswagen AG (Preference Shares)	918	189,188
Vonovia SE	787	44,584
Wacker Chemie AG	165	23,744
Zalando SE†*	12,393	973,737

		10,035,189

Guernsey — 0.0%
Amdocs, Ltd.	2,296	174,243

Hong Kong — 0.5%
AIA Group, Ltd.	164,200	1,705,589
Galaxy Entertainment Group, Ltd.†	7,000	40,703
Henderson Land Development Co., Ltd.	7,000	30,623
Hong Kong & China Gas Co., Ltd.	42,735	65,811
Hong Kong Exchanges & Clearing, Ltd.	17,200	970,727
Sino Land Co., Ltd.	14,000	18,143
Sun Hung Kai Properties, Ltd.	6,500	79,159
Swire Pacific, Ltd., Class A	5,000	30,178
Swire Properties, Ltd.	10,400	27,775
Techtronic Industries Co., Ltd.	2,500	41,101

		3,009,809

Hungary — 0.0%
Richter Gedeon Nyrt	538	14,188

India — 0.3%
HDFC Bank, Ltd. ADR	19,317	1,325,726
Infosys, Ltd. ADR	4,095	96,519

		1,422,245

406

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Ireland — 0.6%
Accenture PLC, Class A	3,323	$1,174,946
Adient PLC†	963	40,417
Allegion PLC	1,673	205,327
Aon PLC, Class A	250	69,110
Bank of Ireland Group PLC†	4,318	29,214
CRH PLC	2,152	108,185
Eaton Corp. PLC	880	139,418
Horizon Therapeutics PLC†	1,479	138,035
James Hardie Industries PLC CDI	1,662	55,806
Jazz Pharmaceuticals PLC†	981	136,271
Johnson Controls International PLC	8,029	583,468
Linde PLC	642	204,593
Medtronic PLC	3,471	359,214
Seagate Technology Holdings PLC	912	97,721
Smurfit Kappa Group PLC	1,154	60,835
Trane Technologies PLC	722	124,978
Willis Towers Watson PLC	165	38,603

		3,566,141

Isle of Man — 0.0%
Strix Group PLC	3,276	10,759

Israel — 0.0%
Check Point Software Technologies, Ltd.†	937	113,387
Inmode, Ltd.†	414	19,967
NICE, Ltd. ADR†	189	48,395
Plus500, Ltd.	1,298	25,733

		207,482

Italy — 0.5%
Anima Holding SpA*	4,767	24,080
Azimut Holding SpA	762	20,420
Enel SpA	12,579	96,439
Eni SpA	9,554	143,256
FinecoBank Banca Fineco SpA	51,723	867,757
Intesa Sanpaolo SpA	521,528	1,541,663
Moncler SpA	1,092	69,700
Prysmian SpA	762	25,640
Recordati Industria Chimica e Farmaceutica SpA	1,559	87,011
Telecom Italia SpA	70,753	33,273
Terna SpA	12,800	100,268
UniCredit SpA	3,857	60,839

		3,070,346

Japan — 2.4%
AGC, Inc.	900	41,248
Air Water, Inc.	1,600	24,374
Aisin Corp.	1,700	61,873
Asahi Kasei Corp.	3,200	31,464
Astellas Pharma, Inc.	18,900	304,079
BayCurrent Consulting, Inc.	100	37,869
Bridgestone Corp.	35,900	1,576,022
Chugai Pharmaceutical Co., Ltd.	900	29,224
Daiichi Sankyo Co., Ltd.	2,100	47,018
Daikin Industries, Ltd.	600	126,057
Daiwa House REIT Investment Corp.	24	71,528
Denka Co., Ltd.	800	27,979
Dowa Holdings Co., Ltd.	500	21,709
Eisai Co., Ltd.	400	20,213
FANUC Corp.	200	39,578
Fast Retailing Co., Ltd.	100	58,762

Security Description	Shares	Value (Note 2)
Japan (continued)
FUJIFILM Holdings Corp.	300	$20,084
Fujitsu, Ltd.	400	52,758
GS Yuasa Corp.	700	14,977
Hitachi, Ltd.	1,800	93,825
Honda Motor Co., Ltd.	8,600	252,473
Hoya Corp.	900	116,544
Iida Group Holdings Co., Ltd.	1,100	22,908
Inpex Corp.	11,800	118,477
Isuzu Motors, Ltd.	6,100	74,714
ITOCHU Corp.	3,400	109,215
JTEKT Corp.	3,100	27,025
Kajima Corp.	3,800	45,930
Kao Corp.	900	45,034
KDDI Corp.	12,400	394,008
Keyence Corp.	400	205,705
Koei Tecmo Holdings Co, Ltd.	1,850	66,671
Komatsu, Ltd.	4,000	98,473
Kubota Corp.	32,500	697,302
Lasertec Corp.†	400	89,659
M3, Inc.	1,200	45,994
Marubeni Corp.	6,300	65,246
Mazda Motor Corp.†	7,600	58,878
Mercari, Inc.†	700	26,409
Mitsubishi Gas Chemical Co., Inc.	2,100	40,153
Mitsubishi UFJ Financial Group, Inc.	40,800	246,632
Mitsui & Co., Ltd.	13,700	342,733
Mitsui Fudosan Co., Ltd.	2,200	47,037
Mitsui OSK Lines, Ltd.	600	46,364
Mizuho Financial Group, Inc.	7,700	103,902
Murata Manufacturing Co., Ltd.	1,100	82,492
NGK Insulators, Ltd.	2,500	42,353
NGK Spark Plug Co., Ltd.	2,700	45,963
Nidec Corp.	700	62,033
Nintendo Co., Ltd.	200	98,099
Nippon Building Fund, Inc.	12	69,407
Nippon Prologis REIT, Inc.	22	68,677
Nippon Telegraph & Telephone Corp.	10,200	290,682
Nippon Yusen KK	1,300	101,736
Nomura Holdings, Inc.	7,500	33,084
Nomura Research Institute, Ltd.	1,700	59,813
NSK, Ltd.	3,500	23,837
Obayashi Corp.	6,600	53,475
OBIC Co., Ltd.	700	115,450
Odakyu Electric Railway Co., Ltd.	1,900	33,591
Olympus Corp.	1,700	38,117
Ono Pharmaceutical Co., Ltd.	6,100	147,341
Oracle Corp. Japan	600	44,679
Oriental Land Co., Ltd.	400	69,807
Orix JREIT, Inc.	29	41,585
Osaka Gas Co., Ltd.	2,600	44,196
Panasonic Corp.	8,000	87,884
Recruit Holdings Co., Ltd.	25,800	1,272,183
Rengo Co., Ltd.	1,900	14,140
Secom Co., Ltd.	500	35,342
Sekisui Chemical Co., Ltd.	4,100	71,794
Seven & i Holdings Co., Ltd.	1,500	73,302
Shimano, Inc.	300	67,546
Shin-Etsu Chemical Co., Ltd.	500	83,734
Shinko Electric Industries Co., Ltd.	600	27,635
Shiseido Co., Ltd.	700	35,423
SMC Corp.	1,900	1,062,799
SoftBank Group Corp.	1,800	79,620
Sony Group Corp.	13,400	1,497,025

407

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Japan (continued)
Subaru Corp.	2,200	$40,251
Sumitomo Chemical Co., Ltd.	10,400	52,329
Sumitomo Corp.	5,000	77,532
Sumitomo Forestry Co., Ltd.	1,100	19,364
Sumitomo Heavy Industries, Ltd.	1,200	31,514
Sumitomo Mitsui Financial Group, Inc.	3,200	114,927
Suzuki Motor Corp.	1,700	72,583
Sysmex Corp.	400	37,981
Taisei Corp.	1,100	36,034
Takeda Pharmaceutical Co., Ltd.	2,000	57,932
Tokyo Electron, Ltd.	500	243,039
Toray Industries, Inc.	4,300	27,330
Tosoh Corp.	2,100	32,859
Toyo Tire Corp.	1,300	18,439
Toyota Motor Corp.	29,000	573,828
Toyota Tsusho Corp.	800	32,475
Yamaha Motor Co., Ltd.	2,800	66,829
Yokogawa Electric Corp.	3,200	52,489

		13,650,706

Jersey — 0.1%
Aptiv PLC†	394	53,813
Experian PLC	1,273	53,165
Ferguson PLC	523	82,328
Glencore PLC	17,091	89,333
Janus Henderson Group PLC	1,196	44,132
Man Group PLC	18,291	47,905
Polymetal International PLC	1,803	25,872

		396,548

Luxembourg — 0.0%
Allegro.eu SA†*	2,295	21,286
APERAM SA	371	20,993
ArcelorMittal SA	1,422	42,421
Subsea 7 SA	2,749	20,592

		105,292

Malaysia — 0.0%
Heineken Malaysia Bhd†	1,300	6,347

Marshall Islands — 0.0%
International Seaways, Inc.	1,302	18,996

Mexico — 0.0%
Bolsa Mexicana de Valores SAB de CV	2,959	5,055
Kimberly-Clark de Mexico SAB de CV, Class A	14,900	21,489

		26,544

Netherlands — 0.7%
ABN AMRO Bank NV CVA*	4,108	66,024
Aegon NV	11,451	64,766
Airbus SE†	717	91,532
AMG Advanced Metallurgical Group NV	461	15,901
Argenx SE†	130	34,658
ASM International NV	198	68,777
ASML Holding NV	3,723	2,546,537
ASR Nederland NV	1,132	52,680
Ferrari NV	184	42,317
ING Groep NV	15,705	231,846
Just Eat Takeaway.com NV †*	586	28,994
Koninklijke Ahold Delhaize NV	2,256	73,138
Koninklijke Philips NV	1,379	45,751

Security Description	Shares	Value (Note 2)
Netherlands (continued)
LyondellBasell Industries NV, Class A	1,191	$115,205
NN Group NV	1,840	103,100
NXP Semiconductors NV	947	194,552
Prosus NV	1,246	103,787
Signify NV*	890	47,230
Stellantis NV	9,376	181,209
Wolters Kluwer NV	1,573	160,257

		4,268,261

New Zealand — 0.0%
Spark New Zealand, Ltd.	19,848	56,614

Norway — 0.3%
Aker BP ASA	1,523	52,605
Equinor ASA	50,545	1,392,440
Yara International ASA	1,130	58,080

		1,503,125

Puerto Rico — 0.0%
EVERTEC, Inc.	752	32,817
First BanCorp/Puerto Rico	2,219	32,287

		65,104

Russia — 0.0%
Lukoil PJSC ADR	370	32,882

Singapore — 0.1%
DBS Group Holdings, Ltd.	3,500	91,688
Flex, Ltd.†	2,256	36,502
Oversea-Chinese Banking Corp., Ltd.	11,300	104,650
Yangzijiang Shipbuilding Holdings, Ltd.	15,800	15,141

		247,981

South Africa — 0.0%
Anglo American Platinum, Ltd.	328	40,019
Gold Fields, Ltd. ADR	2,356	24,974
Impala Platinum Holdings, Ltd.	3,383	51,821
Vodacom Group, Ltd.	4,129	39,431

		156,245

South Korea — 0.0%
Hansol Chemical Co., Ltd.†	56	10,021
Hanwha Solutions Corp.†	564	15,222
Kia Corp.	959	66,618
LG Corp.†	355	22,073
LG Electronics, Inc.	264	28,827
NCSoft Corp.†	22	9,941
SK Hynix, Inc.	335	34,839

		187,541

Spain — 0.3%
Amadeus IT Group SA†	673	46,174
Banco Bilbao Vizcaya Argentaria SA	17,730	112,849
Banco Santander SA	22,142	77,614
Cellnex Telecom SA*	1,099	50,117
Enagas SA	1,244	26,959
Iberdrola SA	98,371	1,136,363
Industria de Diseno Textil SA	2,137	64,569
Mediaset Espana Comunicacion SA†	7,195	33,607
Red Electrica Corp. SA	7,281	146,927
Repsol SA	9,789	124,029

		1,819,208

408

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Sweden — 0.4%
Assa Abloy AB, Class B	2,764	$75,724
Atlas Copco AB, Class A	4,507	264,891
Epiroc AB, Class A	4,337	92,186
EQT AB	2,602	101,425
Essity AB, Class B	5,854	164,791
Evolution AB*	289	35,885
Hennes & Mauritz AB, Class B	1,127	22,334
Lundin Energy AB	2,210	89,442
MIPS AB	427	42,694
Nibe Industrier AB, Class B	2,916	27,618
Sagax AB, Class B	1,698	49,211
Skandinaviska Enskilda Banken AB, Class A	6,471	83,426
Svenska Handelsbanken AB, Class A	100,599	1,069,601
Swedish Match AB	5,318	40,969
Telefonaktiebolaget LM Ericsson, Class B	11,987	148,770
Thule Group AB*	1,819	87,433
Volvo AB, Class B	2,924	65,934

		2,462,334

Switzerland — 2.3%
ABB, Ltd.	4,233	146,305
Alcon, Inc.	12,300	948,564
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	99	1,152,494
Chubb, Ltd.	638	125,865
Cie Financiere Richemont SA	7,814	1,133,183
Credit Suisse Group AG	17,209	163,144
Geberit AG	120	81,558
Givaudan SA	29	120,305
Julius Baer Group, Ltd.	3,268	213,475
Lonza Group AG	1,451	998,770
Nestle SA	23,295	3,001,140
Novartis AG	8,883	772,318
Partners Group Holding AG	97	134,958
Roche Holding AG	6,574	2,541,942
Sika AG	2,762	966,693
Straumann Holding AG	51	84,311
Swisscom AG	301	171,704
UBS Group AG	17,272	320,239
Zurich Insurance Group AG	318	151,847

		13,228,815

Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,575	2,645,742

United Kingdom — 3.7%
Admiral Group PLC	1,396	59,285
AJ Bell PLC	3,114	14,226
Anglo American PLC	2,362	103,579
Ashtead Group PLC	1,388	99,152
AstraZeneca PLC	18,988	2,203,327
Auto Trader Group PLC*	17,681	159,854
Aviva PLC	11,678	68,851
BAE Systems PLC	5,442	42,461
Barclays PLC	617,928	1,660,968
BP PLC	59,534	307,093
British American Tobacco PLC	2,710	115,340
Britvic PLC	3,514	43,206
Bunzl PLC	22,737	849,837
Burberry Group PLC	41,607	1,050,193

Security Description	Shares	Value (Note 2)
United Kingdom (continued)
Compass Group PLC	2,414	$54,796
Cushman & Wakefield PLC†	946	19,857
Diageo PLC	35,057	1,767,114
Drax Group PLC	6,256	50,887
Endava PLC ADR†	225	27,364
Gamma Communications PLC	865	18,053
GlaxoSmithKline PLC	90,641	2,005,889
Harbour Energy PLC†	3,768	18,249
HSBC Holdings PLC (SEHK)	205,540	1,473,196
HSBC Holdings PLC (OTC US)	11,200	79,933
IG Group Holdings PLC	7,777	85,594
Imperial Brands PLC	2,052	48,499
IntegraFin Holdings PLC	2,171	14,450
Intertek Group PLC	1,866	135,048
ITV PLC†	56,697	86,523
Johnson Matthey PLC	2,039	53,759
Legal & General Group PLC	33,969	132,522
Liberty Global PLC, Class A†	1,811	49,114
Lloyds Banking Group PLC	293,388	204,261
London Stock Exchange Group PLC	455	44,444
National Grid PLC	63,559	928,642
Natwest Group PLC	30,683	101,052
Prudential PLC	3,767	63,356
Rathbone Brothers PLC	817	20,630
Reckitt Benckiser Group PLC	18,780	1,523,025
RELX PLC	43,915	1,346,051
Rightmove PLC	14,174	124,680
Rio Tinto PLC	4,558	321,107
Royal Mail PLC	6,197	36,980
Sensata Technologies Holding PLC†	2,943	168,810
Shell PLC	27,298	692,629
Shell PLC	78,830	1,998,835
Standard Chartered PLC	20,158	147,562
Synthomer PLC	3,246	16,018
Unilever PLC	11,841	602,004
Vodafone Group PLC	288,512	507,596

		21,745,901

United States — 28.0%
10X Genomics, Inc., Class A†	353	33,983
3M Co.	5,647	937,515
Abbott Laboratories	5,584	711,737
AbbVie, Inc.	6,356	870,073
Activision Blizzard, Inc.	6,728	531,579
Adobe, Inc.†	2,400	1,282,320
Advanced Micro Devices, Inc.†	1,847	211,020
Affiliated Managers Group, Inc.	653	95,475
AGCO Corp.	225	26,370
Agilent Technologies, Inc.	1,123	156,456
Air Lease Corp.	497	19,786
Air Products & Chemicals, Inc.	299	84,354
Albemarle Corp.	358	79,025
Align Technology, Inc.†	297	147,003
Alleghany Corp.†	134	88,976
Allison Transmission Holdings, Inc.	1,293	49,121
Allstate Corp.	321	38,735
Alnylam Pharmaceuticals, Inc.†	342	47,059
Alphabet, Inc., Class A†	1,904	5,152,357
Alphabet, Inc., Class C†	1,050	2,849,668
Altria Group, Inc.	2,190	111,427
Amazon.com, Inc.†	1,769	5,291,910
AMC Entertainment Holdings, Inc., Class A†	705	11,322

409

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
AMC Networks, Inc., Class A†	403	$17,180
American Express Co.	4,482	805,953
American Tower Corp.	480	120,720
American Water Works Co., Inc.	1,459	234,607
Ameriprise Financial, Inc.	733	223,059
AMETEK, Inc.	2,729	373,245
Amgen, Inc.	2,518	571,939
Amkor Technology, Inc.	696	15,326
Analog Devices, Inc.	1,846	302,689
Anthem, Inc.	286	126,123
APA Corp.	826	27,431
Apple, Inc.	57,584	10,064,532
Applied Materials, Inc.	2,659	367,421
ArcBest Corp.	282	24,940
Argonaut Gold, Inc.†	10,300	18,475
Arista Networks, Inc.†	1,950	242,405
Array Technologies, Inc.†	1,114	11,742
Arrow Electronics, Inc.†	563	69,812
Artisan Partners Asset Management, Inc., Class A	1,137	49,130
Asbury Automotive Group, Inc.†	237	38,150
AT&T, Inc.	37,889	966,169
Atlas Air Worldwide Holdings, Inc.†	356	28,597
Autodesk, Inc.†	723	180,598
Automatic Data Processing, Inc.	2,369	488,417
AutoNation, Inc.†	533	58,097
AutoZone, Inc.†	175	347,611
Avaya Holdings Corp.†	707	12,882
Avnet, Inc.	1,134	45,768
Axcelis Technologies, Inc.†	315	19,722
Ball Corp.	7,289	707,762
Bank of America Corp.	19,175	884,734
Bank of New York Mellon Corp.	4,031	238,877
Bank OZK	1,091	51,113
Baxter International, Inc.	694	59,295
Becton Dickinson & Co.	366	93,015
Berkshire Hathaway, Inc., Class B†	2,034	636,683
Bill.com Holdings, Inc.†	107	20,138
Bio-Techne Corp.	199	74,906
Biogen, Inc.†	190	42,940
Black Knight, Inc.†	702	52,369
BlackRock, Inc.	1,336	1,099,448
Blackstone, Inc., Class A	763	100,693
Block, Inc., Class A†	2,396	293,007
Boeing Co.†	603	120,745
Boise Cascade Co.	580	40,728
Booking Holdings, Inc.†	1,010	2,480,691
BorgWarner, Inc.	2,179	95,549
Boston Scientific Corp.†	2,141	91,849
Brighthouse Financial, Inc.†	496	27,007
Bristol-Myers Squibb Co.	8,199	532,033
Broadcom, Inc.	1,282	751,098
Brown & Brown, Inc.	1,794	118,906
Brown-Forman Corp., Class B	988	66,621
Brunswick Corp.	743	67,457
Builders FirstSource, Inc.†	676	45,961
Burlington Stores, Inc.†	1,452	344,022
Caesars Entertainment, Inc.†	345	26,268
Capital One Financial Corp.	1,730	253,843
Carvana Co.†	114	18,475
Caterpillar, Inc.	3,830	771,975
Celanese Corp.	273	42,509

Security Description	Shares	Value (Note 2)
United States (continued)
Centene Corp.†	815	$63,374
Century Communities, Inc.	451	29,698
Cerner Corp.	653	59,554
Charles Schwab Corp.	12,661	1,110,370
Chart Industries, Inc.†	249	30,346
Charter Communications, Inc., Class A†	849	503,746
Chemours Co.	1,118	36,570
Chevron Corp.	1,935	254,124
Chipotle Mexican Grill, Inc.†	43	63,880
Cigna Corp.	440	101,402
Cintas Corp.	122	47,767
Cisco Systems, Inc.	13,451	748,817
Citigroup, Inc.	6,282	409,084
Clorox Co.	1,236	207,475
Cloudflare, Inc., Class A†	337	32,487
CME Group, Inc.	404	92,718
CNX Resources Corp.†	1,003	14,874
Coca-Cola Co.	12,679	773,546
Cognizant Technology Solutions Corp., Class A	723	61,759
Cohu, Inc.†	340	11,213
Colgate-Palmolive Co.	5,843	481,755
Comcast Corp., Class A	24,644	1,231,954
Conagra Brands, Inc.	791	27,495
ConocoPhillips	32,685	2,896,545
Corning, Inc.	2,659	111,784
Corteva, Inc.	7,286	350,311
CoStar Group, Inc.†	660	46,306
Costco Wholesale Corp.	2,983	1,506,803
Coterra Energy, Inc.	29,085	636,961
Crocs, Inc.†	875	89,793
Crowdstrike Holdings, Inc., Class A†	1,446	261,205
Crown Castle International Corp.	493	89,977
CSX Corp.	3,204	109,641
CVS Health Corp.	1,334	142,084
D.R. Horton, Inc.	869	77,532
Dana, Inc.	1,506	32,620
Danaher Corp.	4,336	1,239,185
Darling Ingredients, Inc.†	1,174	74,866
Datadog, Inc., Class A†	228	33,313
Deckers Outdoor Corp.†	1,151	368,585
Deere & Co.	1,855	698,222
Deluxe Corp.	664	19,986
Devon Energy Corp.	1,551	78,434
DexCom, Inc.†	915	393,889
Diamondback Energy, Inc.	511	64,468
Digital Realty Trust, Inc.	346	51,634
Discover Financial Services	1,457	168,648
Discovery, Inc., Class A†	3,997	111,556
DocuSign, Inc.†	308	38,737
Dollar General Corp.	317	66,088
Dollar Tree, Inc.†	377	49,470
Dominion Energy, Inc.	1,336	107,762
Dow, Inc.	1,309	78,187
DraftKings, Inc., Class A†	8,802	194,436
Dropbox, Inc., Class A†	2,319	57,395
Duke Energy Corp.	649	68,184
DuPont de Nemours, Inc.	1,048	80,277
Dynatrace, Inc.†	534	29,295
eBay, Inc.	3,219	193,365
Ecolab, Inc.	357	67,634
Edison International	572	35,916

410

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Edwards Lifesciences Corp.†	10,226	$1,116,679
Electronic Arts, Inc.	937	124,302
Eli Lilly & Co.	6,292	1,543,994
Emerson Electric Co.	3,801	349,502
Encore Wire Corp.	159	17,918
EnerSys	198	14,836
Enphase Energy, Inc.†	802	112,657
EOG Resources, Inc.	2,471	275,467
EPAM Systems, Inc.†	186	88,562
Equinix, Inc.	104	75,390
Equitable Holdings, Inc.	2,260	76,026
Equity LifeStyle Properties, Inc.	1,646	128,865
Estee Lauder Cos., Inc., Class A	845	263,463
Etsy, Inc.†	502	78,854
Evercore, Inc., Class A	276	34,450
Evergy, Inc.	1,765	114,654
Eversource Energy	909	81,346
Exact Sciences Corp.†	248	18,937
Exelon Corp.	1,753	101,586
Extra Space Storage, Inc.	1,406	278,655
Exxon Mobil Corp.	4,285	325,489
F5, Inc.†	253	52,528
FactSet Research Systems, Inc.	1,078	454,797
Fastenal Co.	3,074	174,234
Federated Hermes, Inc.	2,777	91,946
FedEx Corp.	402	98,836
Fidelity National Information Services, Inc.	990	118,721
Fifth Third Bancorp	1,988	88,724
First Republic Bank	3,362	583,610
First Solar, Inc.†	4,244	332,645
Fiserv, Inc.†	757	80,015
Floor & Decor Holdings, Inc., Class A†	3,928	427,052
Foot Locker, Inc.	906	40,480
Ford Motor Co.	6,096	123,749
Fortinet, Inc.†	511	151,890
Fox Corp., Class A	4,948	200,938
Franklin Resources, Inc.	2,527	80,788
Freeport-McMoRan, Inc.	8,041	299,286
Frontdoor, Inc.†	1,222	44,359
Gartner, Inc.†	124	36,442
Generac Holdings, Inc.†	681	192,301
General Dynamics Corp.	493	104,565
General Electric Co.	1,121	105,912
General Mills, Inc.	4,307	295,805
General Motors Co.†	8,563	451,527
Gentex Corp.	1,698	53,317
Gilead Sciences, Inc.	1,696	116,481
Global Payments, Inc.	712	106,715
Goldman Sachs Group, Inc.	386	136,906
GoodRx Holdings, Inc., Class A†	1,385	33,254
Graco, Inc.	1,793	130,100
GrafTech International, Ltd.	1,673	17,533
Graphic Packaging Holding Co.	2,617	49,487
Gray Television, Inc.	831	17,326
Group 1 Automotive, Inc.	144	24,453
H&R Block, Inc.	2,771	63,345
Hamilton Lane, Inc., Class A	651	58,889
Harley-Davidson, Inc.	1,074	37,128
Hartford Financial Services Group, Inc.	917	65,905
HCA Healthcare, Inc.	3,971	953,239
HEICO Corp.	282	38,462

Security Description	Shares	Value (Note 2)
United States (continued)
Herc Holdings, Inc.	221	$35,459
Hershey Co.	1,385	272,942
Hess Corp.	863	79,646
Hess Midstream LP, Class A	2,167	63,623
Hewlett Packard Enterprise Co.	6,045	98,715
Hibbett Sports, Inc.	240	14,796
HollyFrontier Corp.	1,593	56,010
Home Depot, Inc.	5,199	1,907,929
Honeywell International, Inc.	2,421	495,046
Houlihan Lokey, Inc.	924	98,203
Howmet Aerospace, Inc.	830	25,805
HP, Inc.	6,192	227,432
HubSpot, Inc.†	54	26,395
Humana, Inc.	168	65,940
Huntsman Corp.	1,540	55,178
IAC/InterActiveCorp†	218	29,766
IDEX Corp.	638	137,451
IDEXX Laboratories, Inc.†	1,126	571,220
Illinois Tool Works, Inc.	1,453	339,886
Illumina, Inc.†	692	241,383
Incyte Corp.†	363	26,982
Intel Corp.	6,562	320,357
Intercontinental Exchange, Inc.	777	98,415
International Business Machines Corp.	923	123,285
International Flavors & Fragrances, Inc.	224	29,550
International Paper Co.	2,033	98,092
Intuit, Inc.	1,938	1,076,036
Intuitive Surgical, Inc.†	540	153,457
IQVIA Holdings, Inc.†	277	67,837
Jabil, Inc.	447	27,486
Jack Henry & Associates, Inc.	705	118,306
JELD-WEN Holding, Inc.†	935	22,066
Johnson & Johnson	14,529	2,503,201
JPMorgan Chase & Co.	19,409	2,884,177
Juniper Networks, Inc.	1,833	63,825
KB Home	722	30,505
KeyCorp	2,470	61,898
Keysight Technologies, Inc.†	484	81,709
Kimberly-Clark Corp.	2,008	276,401
Kinder Morgan, Inc.	3,629	62,999
KLA Corp.	799	311,027
Kohl’s Corp.	777	46,395
Kraft Heinz Co.	941	33,688
Kroger Co.	1,004	43,764
Kulicke & Soffa Industries, Inc.	931	50,916
L3Harris Technologies, Inc.	299	62,578
Lam Research Corp.	1,096	646,552
Laredo Petroleum, Inc.†	228	15,312
Las Vegas Sands Corp.†	746	32,675
Lear Corp.	504	84,329
Lennar Corp., Class A	1,290	123,982
Lennox International, Inc.	402	114,015
Liberty Broadband Corp., Class C†	640	94,982
Liberty Media Corp. - Liberty Formula One, Series C†	1,283	77,275
Lincoln National Corp.	839	58,713
Lithia Motors, Inc.	243	70,988
Loews Corp.	3,056	182,321
Louisiana-Pacific Corp.	963	63,982
Lowe’s Cos., Inc.	789	187,269
Lululemon Athletica, Inc.†	4,288	1,431,163
M/I Homes, Inc.†	292	15,473
Malibu Boats, Inc., Class A†	368	24,163

411

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Marathon Petroleum Corp.	1,101	$78,997
MarineMax, Inc.†	340	16,000
Markel Corp.†	78	96,154
Marriott International, Inc., Class A†	639	102,956
Marsh & McLennan Cos., Inc.	1,797	276,091
Marvell Technology, Inc.	4,314	308,020
Masco Corp.	1,373	86,952
Mastercard, Inc., Class A	4,560	1,761,893
Match Group, Inc.†	1,024	115,405
McDonald’s Corp.	2,671	692,991
McKesson Corp.	379	97,297
MDC Holdings, Inc.	787	39,893
Medpace Holdings, Inc.†	244	43,300
MercadoLibre, Inc.†	1,130	1,279,228
Merck & Co., Inc.	10,763	876,969
Meritage Homes Corp.†	404	41,220
Meritor, Inc.†	919	21,183
Meta Platforms, Inc., Class A†	9,056	2,836,883
MetLife, Inc.	1,916	128,487
Mettler-Toledo International, Inc.†	109	160,522
MGIC Investment Corp.	2,754	41,806
Microchip Technology, Inc.	1,004	77,790
Micron Technology, Inc.	3,954	325,296
Microsoft Corp.	30,832	9,588,135
Moderna, Inc.†	608	102,953
Mondelez International, Inc., Class A	10,361	694,498
MongoDB, Inc.†	74	29,978
Monster Beverage Corp.†	3,812	330,577
Moody’s Corp.	3,472	1,190,896
Morgan Stanley	16,043	1,645,049
Mosaic Co.	1,738	69,433
MSCI, Inc.	460	246,615
Nasdaq, Inc.	2,498	447,667
NetApp, Inc.	1,509	130,544
Netflix, Inc.†	1,324	565,533
Newmont Corp.	1,377	84,231
Nexstar Media Group, Inc., Class A	549	90,794
NextEra Energy, Inc.	12,617	985,640
NIKE, Inc., Class B	7,295	1,080,171
NMI Holdings, Inc., Class A†	827	20,460
Norfolk Southern Corp.	391	106,348
Northern Trust Corp.	785	91,562
NortonLifeLock, Inc.	2,362	61,436
Novavax, Inc.†	1,045	97,917
Nuance Communications, Inc.†	870	48,068
Nucor Corp.	472	47,861
NVIDIA Corp.	7,292	1,785,519
NVR, Inc.†	103	548,704
O’Reilly Automotive, Inc.†	1,235	804,911
Oasis Petroleum, Inc.	189	25,596
Ocugen, Inc.†	2,415	8,573
Okta, Inc.†	363	71,834
Old Dominion Freight Line, Inc.	618	186,593
Old Republic International Corp.	2,160	55,361
Omnicom Group, Inc.	3,575	269,412
Oracle Corp.	8,377	679,877
Organon & Co.	769	24,539
Otis Worldwide Corp.	7,849	670,540
Ovintiv, Inc.	1,759	68,249
Owens Corning	550	48,785
Pacira BioSciences, Inc.†	628	39,420
Palantir Technologies, Inc.†	1,877	25,734

Security Description	Shares	Value (Note 2)
United States (continued)
Palo Alto Networks, Inc.†	324	$167,638
Park Hotels & Resorts, Inc.†	1,562	28,428
Parker-Hannifin Corp.	1,781	552,128
Paychex, Inc.	1,324	155,914
PayPal Holdings, Inc.†	4,506	774,762
Peloton Interactive, Inc., Class A†	308	8,418
PepsiCo, Inc.	12,401	2,151,822
Pfizer, Inc.	31,298	1,649,092
Philip Morris International, Inc.	1,674	172,171
Phillips 66	600	50,874
Pinterest, Inc., Class A†	5,136	151,820
Pioneer Natural Resources Co.	465	101,784
Plug Power, Inc.†	645	14,106
PNC Financial Services Group, Inc.	412	84,868
Power Integrations, Inc.	511	41,243
Procter & Gamble Co.	10,778	1,729,330
Progress Software Corp.	527	23,984
Progressive Corp.	798	86,711
Prologis, Inc.	1,000	156,820
Prudential Financial, Inc.	1,009	112,574
Public Storage	282	101,105
PulteGroup, Inc.	1,002	52,795
Qorvo, Inc.†	339	46,538
QUALCOMM, Inc.	3,359	590,378
Qualys, Inc.†	372	47,668
Radian Group, Inc.	2,351	52,639
Range Resources Corp.†	1,472	28,336
Raytheon Technologies Corp.	1,852	167,032
Regal Rexnord Corp.	409	64,818
Regeneron Pharmaceuticals, Inc.†	95	57,816
Regions Financial Corp.	3,657	83,892
Reinsurance Group of America, Inc.	429	49,262
Republic Services, Inc.	1,787	228,128
ResMed, Inc.	810	185,166
Revolve Group, Inc.†	391	19,284
RingCentral, Inc., Class A†	131	23,120
Rockwell Automation, Inc.	1,317	380,903
Roku, Inc.†	175	28,709
Roper Technologies, Inc.	390	170,492
Ross Stores, Inc.	600	58,650
RPM International, Inc.	543	48,115
S&P Global, Inc.	1,316	546,430
Sabra Health Care REIT, Inc.	1,563	21,272
salesforce.com, Inc.†	3,108	723,014
Sally Beauty Holdings, Inc.†	1,193	20,484
SBA Communications Corp.	176	57,277
Schnitzer Steel Industries, Inc., Class A	354	13,856
Sealed Air Corp.	9,275	629,958
SEI Investments Co.	1,189	69,687
Select Medical Holdings Corp.	904	21,000
Sempra Energy	714	98,646
ServiceNow, Inc.†	233	136,487
Sherwin-Williams Co.	2,581	739,482
Shoals Technologies Group, Inc., Class A†	1,909	32,186
Simon Property Group, Inc.	958	141,018
Skyworks Solutions, Inc.	958	140,366
Snap, Inc., Class A†	2,304	74,972
Snowflake, Inc., Class A†	229	63,181
SolarEdge Technologies, Inc.†	449	106,961
Sonoco Products Co.	1,546	87,565
Southern Co.	1,644	114,242
Southwest Airlines Co.†	4,445	198,958

412

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
United States (continued)
Splunk, Inc.†	258	$31,971
SS&C Technologies Holdings, Inc.	715	57,107
Starbucks Corp.	1,421	139,713
State Street Corp.	2,877	271,877
Steel Dynamics, Inc.	5,756	319,573
Stryker Corp.	1,843	457,156
Synaptics, Inc.†	113	23,770
Synchrony Financial	1,418	60,393
Sysco Corp.	750	58,613
T-Mobile US, Inc.†	518	56,032
T. Rowe Price Group, Inc.	1,569	242,301
Take-Two Interactive Software, Inc.†	234	38,222
Tapestry, Inc.	818	31,043
Target Corp.	1,983	437,113
Taylor Morrison Home Corp.†	774	23,754
TEGNA, Inc.	2,643	51,168
Teleflex, Inc.	103	31,950
Teradyne, Inc.	332	38,987
Terex Corp.	675	28,161
Tesla, Inc.†	1,681	1,574,626
Texas Instruments, Inc.	8,588	1,541,460
Thermo Fisher Scientific, Inc.	1,629	946,938
Thor Industries, Inc.	439	41,525
TJX Cos., Inc.	1,722	123,932
Toll Brothers, Inc.	633	37,328
TopBuild Corp.†	2,012	468,092
Toro Co.	1,818	175,582
Tractor Supply Co.	2,747	599,698
Trade Desk, Inc., Class A†	572	39,777
TransDigm Group, Inc.†	89	54,841
TransUnion	1,301	134,159
Tri Pointe Homes, Inc.†	1,321	31,453
Trimble, Inc.†	3,357	242,241
Truist Financial Corp.	4,897	307,630
Twilio, Inc., Class A†	255	52,561
Twitter, Inc.†	2,852	106,979
Uber Technologies, Inc.†	8,536	319,246
Ubiquiti, Inc.	64	18,563
Union Pacific Corp.	6,913	1,690,574
United Parcel Service, Inc., Class B	3,582	724,316
United Therapeutics Corp.†	418	84,382
UnitedHealth Group, Inc.	5,439	2,570,308
Universal Display Corp.	252	38,685
Universal Health Services, Inc., Class B	661	85,970
Unum Group	2,515	63,831
US Bancorp	15,869	923,417
Valero Energy Corp.	617	51,192
Veeva Systems, Inc., Class A†	471	111,410
Ventas, Inc.	817	43,317
VeriSign, Inc.†	272	59,073
Verisk Analytics, Inc.	411	80,609
Verizon Communications, Inc.	15,421	820,860
Vertex Pharmaceuticals, Inc.†	334	81,179
VF Corp.	600	39,126
Viatris, Inc.	1,790	26,796
Visa, Inc., Class A	11,787	2,665,866
VMware, Inc., Class A	828	106,381
Vontier Corp.	3,001	84,358
Vulcan Materials Co.	4,479	852,398
Walgreens Boots Alliance, Inc.	961	47,819
Walmart, Inc.	1,218	170,289

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
Walt Disney Co.†	1,985	$283,795
Waste Management, Inc.	3,537	532,106
Waters Corp.†	529	169,343
Wayfair, Inc., Class A†	85	13,253
WEC Energy Group, Inc.	340	32,994
Wells Fargo & Co.	4,236	227,897
Welltower, Inc.	973	84,291
WESCO International, Inc.†	198	24,134
West Pharmaceutical Services, Inc.	1,246	489,952
Western Digital Corp.†	1,290	66,745
Western Union Co.	4,392	83,053
Westlake Chemical Corp.	444	43,801
WestRock Co.	792	36,559
Weyerhaeuser Co.	2,246	90,806
Whirlpool Corp.	285	59,904
Winnebago Industries, Inc.	373	24,066
Workday, Inc., Class A†	372	94,120
WW Grainger, Inc.	707	350,043
Wyndham Hotels & Resorts, Inc.	6,914	580,430
Xilinx, Inc.	413	79,936
XPO Logistics, Inc.†	2,788	184,482
YETI Holdings, Inc.†	1,110	72,794
Yum! Brands, Inc.	590	73,850
Zebra Technologies Corp., Class A†	1,104	562,068
Zimmer Biomet Holdings, Inc.	341	41,950
Zoetis, Inc.	603	120,473
Zoom Video Communications, Inc., Class A†	243	37,490
Zscaler, Inc.†	323	83,047

		163,034,917

Total Common Stocks (cost $239,603,701)		272,218,650

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
United States — 1.7%
Bank of America Corp. 4.38% due 01/27/2027(1)	$2,251,000	2,228,490
JPMorgan Chase & Co. Series KK 3.65% due 06/01/2026(1)	1,215,000	1,168,065
M&T Bank Corp. Series F 5.13% due 11/01/2026(1)	617,000	655,496
Prudential Financial, Inc. 4.50% due 09/15/2047	642,000	655,310
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	813,000	825,366
Truist Financial Corp. Series N 4.80% due 09/01/2024(1)	3,592,000	3,663,840
Wells Fargo & Co. Jr. Sub. Notes 3.90% due 03/15/2026(1)	470,000	465,511

Total Preferred Securities/Capital Securities (cost $9,577,252)		9,662,078

FOREIGN CORPORATE BONDS & NOTES — 8.0%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	419,000	405,317

413

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
British Virgin Islands — 0.4%
TSMC Global, Ltd. Company Guar. Notes 1.25% due 04/23/2026*	$2,396,000	$2,314,161

Canada — 0.3%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	904,000	900,440
CCL Industries, Inc. Senior Notes 3.05% due 06/01/2030*	765,000	773,257
Cenovus Energy, Inc. Senior Notes 2.65% due 01/15/2032	143,000	135,890

		1,809,587

Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	303,000	304,416

France — 0.4%
BPCE SA Senior Notes 2.05% due 10/19/2027*	1,233,000	1,195,490
Societe Generale SA Senior Notes 2.80% due 01/19/2028*	1,165,000	1,152,151

		2,347,641

Germany — 0.6%
Deutsche Bank AG Senior Notes 3.04% due 05/28/2032	1,743,000	1,679,913
Deutsche Bank AG Sub. Notes 3.74% due 01/07/2033	777,000	750,838
Deutsche Bank AG/New York NY Senior Notes 2.31% due 11/16/2027	1,050,000	1,019,648

		3,450,399

Ireland — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	3,503,000	3,365,764
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	2,318,000	2,263,280
Bank of Ireland Group PLC Senior Notes 2.03% due 09/30/2027*	2,190,000	2,098,458
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	810,000	921,288

		8,648,790

Italy — 0.9%
UniCredit SpA Senior Notes 3.13% due 06/03/2032*	5,924,000	5,593,754

Security Description	Principal Amount	Value (Note 2)
Netherlands — 0.2%
JDE Peet’s NV Company Guar. Notes 1.38% due 01/15/2027*	$1,213,000	$1,147,204

Spain — 0.6%
Banco Santander SA Sub. Notes 2.75% due 12/03/2030	3,600,000	3,388,782

SupraNational — 0.3%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*	108,000	111,217
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.88% due 06/18/2026*	1,592,000	1,687,227

		1,798,444

Switzerland — 1.4%
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*	4,619,000	4,486,619
UBS Group AG Senior Notes 1.49% due 08/10/2027*	3,955,000	3,768,523

		8,255,142

United Kingdom — 1.2%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	2,653,000	2,538,323
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	1,169,000	1,131,146
Nationwide Building Society Senior Notes 1.50% due 10/13/2026*	1,200,000	1,157,131
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	1,500,000	1,446,064
Natwest Group PLC Senior Notes 3.07% due 05/22/2028	729,000	741,759

		7,014,423

Total Foreign Corporate Bonds & Notes (cost $48,147,906)		46,478,060

U.S. CORPORATE BONDS & NOTES — 25.1%
United States — 25.1%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	1,886,000	1,942,554
AES Corp. Senior Notes 2.45% due 01/15/2031	1,179,000	1,114,815
American Tower Corp. Senior Notes 2.10% due 06/15/2030	3,150,000	2,934,858
Analog Devices, Inc. Senior Notes 1.70% due 10/01/2028	563,000	544,200

414

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	$1,505,000	$1,630,153
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	1,391,000	1,554,915
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	716,000	741,316
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	4,523,000	4,414,282
AT&T, Inc. Senior Notes 4.85% due 03/01/2039	990,000	1,130,710
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	2,482,000	2,300,667
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	3,732,000	3,731,879
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,058,000	1,370,430
Baxter International Inc Senior Notes 2.54% due 02/01/2032*	2,079,000	2,014,560
Boeing Co. Senior Notes 2.20% due 02/04/2026	3,585,000	3,525,394
Boston Properties LP Senior Notes 2.55% due 04/01/2032	715,000	688,180
Boston Properties LP Senior Notes 3.25% due 01/30/2031	2,234,000	2,274,012
Boston Properties LP Senior Notes 3.40% due 06/21/2029	750,000	775,717
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	2,423,000	2,381,070
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	2,944,000	2,611,350
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.90% due 06/01/2052	699,000	641,521
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	700,000	727,440
Cigna Corp. Senior Notes 2.38% due 03/15/2031	3,524,000	3,379,313
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	541,000	489,862

Security Description	Principal Amount	Value (Note 2)
United States (continued)
Continental Resources, Inc. Company Guar. Notes 2.88% due 04/01/2032*	$981,000	$923,464
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	812,000	856,217
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	3,419,000	3,194,593
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	466,000	571,711
Danaher Corp. Senior Notes 2.80% due 12/10/2051	1,190,000	1,079,805
Dell International LLC/EMC Corp. Senior Notes 4.90% due 10/01/2026	1,490,000	1,634,852
Devon Energy Corp. Senior Notes 5.85% due 12/15/2025	650,000	732,867
Diamondback Energy, Inc. Company Guar. Notes 3.13% due 03/24/2031	1,134,000	1,125,005
Digital Realty Trust LP Company Guar. Notes 3.60% due 07/01/2029	3,230,000	3,384,236
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	561,000	591,375
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	2,339,000	2,276,880
Electronic Arts, Inc. Senior Notes 1.85% due 02/15/2031	2,147,000	1,995,603
Energy Transfer LP Senior Notes 4.40% due 03/15/2027	712,000	756,084
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	750,000	833,783
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,972,000	1,985,429
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	1,661,000	1,555,559
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	2,038,000	1,946,170
Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	328,340
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	1,119,000	1,090,749
Eversource Energy Senior Notes 1.65% due 08/15/2030	232,000	211,950
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	2,334,000	2,202,868

415

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Flowers Foods, Inc. Senior Notes 2.40% due 03/15/2031	$496,000	$474,236
Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	679,000	660,648
Hess Corp. Senior Notes 4.30% due 04/01/2027	2,965,000	3,163,701
Hess Corp. Senior Notes 5.80% due 04/01/2047	917,000	1,157,157
High Street Funding Trust II Senior Notes 4.68% due 02/15/2048*	395,000	469,007
Highwoods Realty LP Senior Notes 4.20% due 04/15/2029	439,000	473,880
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	1,132,000	1,100,665
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	1,057,194
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	2,918,000	3,014,258
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	1,509,000	1,527,380
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	1,785,000	2,306,537
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	864,000	938,638
Mid-America Apartments LP Senior Notes 2.75% due 03/15/2030	894,000	896,332
Mid-America Apartments LP Senior Notes 4.20% due 06/15/2028	870,000	954,710
Morgan Stanley Senior Notes 1.59% due 05/04/2027	2,000,000	1,930,498
Morgan Stanley Senior Notes 1.93% due 04/28/2032	858,000	789,237
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,439,000	1,427,130
Motorola Solutions, Inc. Senior Notes 2.75% due 05/24/2031	2,313,000	2,242,946
MPLX LP Senior Notes 4.50% due 04/15/2038	750,000	803,014
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.44% due 01/15/2032	494,000	476,445

Security Description	Principal Amount	Value (Note 2)
United States (continued)
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	$1,408,000	$1,285,114
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	2,326,000	2,232,673
NVIDIA Corp. Senior Notes 2.85% due 04/01/2030	1,102,000	1,131,833
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,013,000	995,272
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	2,500,000	2,454,729
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	250,000	265,909
Oracle Corp. Senior Notes 3.60% due 04/01/2050	431,000	382,563
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	2,318,000	2,292,800
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	419,000	364,472
PG&E Energy Recovery Funding LLC Senior Sec. Bonds 2.28% due 01/15/2038	644,000	627,751
PG&E Energy Recovery Funding LLC Senior Sec. Bonds 2.82% due 07/15/2048	853,000	821,870
Phillips 66 Partners LP Senior Notes 3.75% due 03/01/2028	3,171,000	3,324,963
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	699,000	695,872
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	501,000	505,483
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	417,000	425,559
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	2,553,000	2,533,820
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	885,000	870,456
Quanta Services, Inc. Senior Bonds 3.05% due 10/01/2041	259,000	234,105
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	686,000	621,056
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	2,408,000	2,229,813

416

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
United States (continued)
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	$2,072,000	$2,222,258
Sempra Energy Senior Notes 3.80% due 02/01/2038	887,000	926,549
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	750,000	729,269
Southern California Edison Co. 1st Mtg. Bonds 4.20% due 03/01/2029	1,000,000	1,082,025
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	3,816,000	4,008,528
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	2,428,000	2,203,625
Valero Energy Corp. Senior Notes 2.80% due 12/01/2031	603,000	573,913
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	2,143,000	2,169,793
VMware, Inc. Senior Notes 1.80% due 08/15/2028	4,549,000	4,307,542
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,171,000	2,184,023
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	1,443,000	1,492,538
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	1,000,000	1,030,470

Security Description	Shares/ Principal Amount	Value (Note 2)
United States (continued)
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	$680,000	$650,126

Total U.S. Corporate Bonds & Notes (cost $150,701,249)		145,937,123

U.S. GOVERNMENT TREASURIES — 1.2%
United States Treasury Notes 1.25% due 12/31/2026 (cost $6,895,830)	7,000,000	6,880,234

OPTIONS — PURCHASED† — 0.2%
Exchanged-Traded Put Options —Purchased (2) (cost $2,822,679)	626	1,429,072

Total Long-Term Investment Securities (cost $457,748,617)		482,605,217

SHORT-TERM INVESTMENT SECURITIES — 15.1%
State Street Institutional Liquid Reserves Fund, Premier Class 0.03%(3) (cost $87,821,984)	87,808,454	87,817,235

TOTAL INVESTMENTS — (cost $545,570,601) (4)	98.0%	570,422,452
Other assets less liabilities	2.0	11,865,100

NET ASSETS	100.0%	$582,287,552

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $40,358,530 representing 6.9% of net assets.
(1)	Perpetual maturity — maturity date reflects the next call date.

(2)	Options — Purchased:

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
S&P 500 Index	March 2022	$3,925	187	$84,440,785	$952,526	$503,965	$(448,561)
S&P 500 Index	February 2022	3,995	179	80,828,345	671,916	157,520	(514,396)
S&P 500 Index	April 2022	3,770	215	97,084,325	1,065,050	735,300	(329,750)
S&P 500 Index	February 2022	3,660	27	12,191,985	52,480	7,357	(45,123)
S&P 500 Index	March 2022	3,660	18	8,127,990	80,707	24,930	(55,777)

					$2,822,679	$1,429,072	$(1,393,607)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3) The rate shown is the 7-day yield as of January 31, 2022.

(4) See Note 3 for cost of investments on a tax basis.

(5) Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater

417

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

price volatility than securities for which secondary markets exist. As of January 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	1,275	46,512	47,545	37.29	0.01%

ADR — American Depositary Receipt

ASE — Australian Stock Exchange

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

LSE — London Stock Exchange

OTC — Over the Counter

SEHK — Hong Kong Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

57	Short	Euro-Bund	March 2022	$11,144,180	$10,829,241	$314,939

439	Long	S&P 500 E-Mini Index	March 2022	98,683,281	98,868,288	185,007

25	Long	S&P/Toronto Stock Exchange 60 Index	March 2022	4,987,628	5,022,617	34,989

636	Short	U.S. Treasury 10 Year Notes	March 2022	82,010,265	81,388,125	622,140

65	Short	U.S. Treasury 5 Year Notes	March 2022	7,766,379	7,748,203	18,176

						$1,175,251

						Unrealized (Depreciation)

27	Long	Euro Stoxx 50 Index	March 2022	$1,299,073	$1,269,540	$(29,533)

66	Long	Euro-BTP	March 2022	11,091,226	10,816,670	(274,556)

29	Short	FTSE 100 Index	March 2022	2,812,709	2,902,917	(90,208)

4	Long	MSCI Emerging Markets Index	March 2022	252,747	244,960	(7,787)

18	Long	Nikkei 225	March 2022	4,353,041	4,281,940	(71,101)

7	Long	S&P 500 E-Mini Index	March 2022	1,639,700	1,576,488	(63,212)

28	Long	Topix Index	March 2022	4,732,461	4,668,407	(64,054)

61	Long	U.S. Treasury 2 Year Notes	March 2022	13,317,233	13,216,031	(101,202)

42	Long	U.S. Treasury 5 Year Notes	March 2022	5,058,540	5,006,531	(52,009)

389	Long	U.S. Treasury Long Bonds	March 2022	61,385,019	60,538,125	(846,894)

118	Short	U.S. Treasury Ultra Bonds	March 2022	16,818,001	16,853,719	(35,718)

63	Long	U.S. Treasury Ultra Bonds	March 2022	12,171,978	11,903,063	(268,915)

						$(1,905,189)

		Net Unrealized Appreciation (Depreciation)				$(729,938)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	15,942	RUB	1,226,000	02/14/2022	$—	$(140)
	USD	2,536,381	PLN	10,165,000	03/02/2022	—	(50,195)

						—	(50,335)

Barclays Bank PLC	EUR	8,379,000	USD	9,513,679	03/02/2022	95,027	—
	USD	5,541,598	MYR	23,380,000	02/14/2022	57,291	—
	USD	5,149,569	AUD	7,166,000	03/02/2022	—	(82,368)

						152,318	(82,368)

Citibank N.A.	USD	2,505,747	CAD	3,168,000	03/02/2022	—	(13,553)
	USD	2,493,065	CHF	2,288,000	03/02/2022	—	(22,177)

						—	(35,730)

418

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	CHF	3,573,000	USD	3,902,751	03/02/2022	$44,149	$—
	GBP	3,566,968	EUR	4,281,833	03/02/2022	16,780	—
	ILS	8,842,000	USD	2,827,585	03/02/2022	32,845	—
	INR	106,817,713	USD	1,423,288	02/14/2022	—	(6,046)
	KRW	3,143,765,000	USD	2,605,863	02/14/2022	—	(1,448)
	USD	256,613	DKK	1,682,000	03/02/2022	—	(2,504)

						93,774	(9,998)

Morgan Stanley & Co. International PLC	BRL	14,916,000	USD	2,784,186	02/02/2022	—	(24,800)
	BRL	14,916,000	USD	2,685,584	03/03/2022	—	(103,315)
	CHF	167,515	GBP	134,353	03/02/2022	—	(247)
	HUF	264,265,980	USD	826,241	03/08/2022	—	(6,005)
	INR	79,698,287	USD	1,061,370	02/14/2022	—	(5,077)
	NZD	4,892,000	USD	3,258,209	03/02/2022	40,643	—
	TWD	107,266,000	USD	3,885,886	02/14/2022	25,473	—
	USD	2,704,624	BRL	14,916,000	02/02/2022	104,363	—
	USD	2,458,156	COP	9,954,181,000	02/14/2022	59,584	—
	USD	12,734,567	JPY	1,457,428,534	03/02/2022	—	(67,400)
	USD	3,018,645	NOK	26,517,000	03/02/2022	—	(38,696)
	USD	3,316,600	NZD	4,892,000	03/02/2022	—	(99,034)
	USD	1,341,945	SEK	12,248,000	03/02/2022	—	(28,146)

						230,063	(372,720)

UBS AG	AUD	355,000	CAD	319,368	03/02/2022	213	—
	BRL	14,916,000	USD	2,631,384	02/02/2022	—	(177,603)
	CLP	4,166,474,000	USD	4,963,634	02/14/2022	—	(231,655)
	GBP	983,500	USD	1,300,121	02/09/2022	—	(22,530)
	GBP	3,566,296	EUR	4,281,833	03/02/2022	17,684	—
	GBP	3,127,000	USD	4,238,168	03/02/2022	33,436	—
	HUF	536,540,020	USD	1,676,611	03/08/2022	—	(13,101)
	MXN	55,142,000	USD	2,690,483	03/02/2022	29,511	—
	SGD	7,456,000	USD	5,525,828	03/02/2022	7,449	—
	USD	2,784,186	BRL	14,916,000	02/02/2022	24,800	—
	USD	2,772,614	IDR	40,019,914,000	02/14/2022	17,177	—
	USD	2,747,007	PHP	142,490,000	02/14/2022	41,772	—
	USD	2,836,253	CAD	3,541,000	03/02/2022	—	(50,628)
	USD	2,797,058	CZK	60,165,000	03/02/2022	—	(27,789)
	USD	2,506,703	SGD	3,371,000	03/02/2022	—	(11,739)
	USD	2,653,399	THB	87,728,000	03/02/2022	—	(18,944)
	ZAR	39,060,000	USD	2,516,915	03/02/2022	—	(14,502)

						172,042	(568,491)

Net Unrealized Appreciation/(Depreciation)						$648,197	$(1,119,642)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

THB — Thai Baht

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

419

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$184,704,970	$87,513,680	**	$—	$272,218,650
Preferred Securities/Capital Securities	—	9,662,078		—	9,662,078
Foreign Corporate Bonds & Notes	—	46,478,060		—	46,478,060
U.S. Corporate Bonds & Notes	—	145,937,123		—	145,937,123
Options-Purchased	1,429,072	—		—	1,429,072
U.S. Government Treasuries	—	6,880,234		—	6,880,234
Short-Term Investment Securities	87,817,235	—		—	87,817,235

Total Investments at Value	$273,951,277	$296,471,175		$—	$570,422,452

Other Financial Instruments:†
Future Contracts	$1,175,251	$—		$—	$1,175,251
Forward Foreign Currency Contracts	—	648,197		—	648,197

	$1,175,251	$648,197		$—	$1,823,448

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,650,293	$254,896	**	$—	$1,905,189
Forward Foreign Currency Contracts	—	1,119,642		—	1,119,642

	$1,650,293	$1,374,538		$—	$3,024,831

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized/depreciation as of the end of the reporting period.

See Notes to Financial Statements

420

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Banks-Commercial	7.9%
Real Estate Investment Trusts	7.2
Medical-Biomedical/Gene	6.0
Repurchase Agreements	5.8
Exchange-Traded Funds	4.5
Oil Companies-Exploration & Production	2.7
Medical Products	2.1
Enterprise Software/Service	1.9
Electronic Components-Semiconductors	1.9
Medical-Drugs	1.6
Retail-Restaurants	1.3
Chemicals-Specialty	1.2
Insurance-Property/Casualty	1.0
Auto/Truck Parts & Equipment-Original	1.0
Savings & Loans/Thrifts	1.0
Electric-Integrated	1.0
Applications Software	1.0
Human Resources	0.9
Building-Residential/Commercial	0.9
Machinery-General Industrial	0.9
Computer Software	0.9
Computer Services	0.8
Rental Auto/Equipment	0.8
Semiconductor Equipment	0.8
Investment Management/Advisor Services	0.8
Distribution/Wholesale	0.7
Electronic Components-Misc.	0.7
Gas-Distribution	0.7
Building & Construction-Misc.	0.7
Computer Data Security	0.7
Commercial Services-Finance	0.7
Finance-Investment Banker/Broker	0.6
Commercial Services	0.6
Oil-Field Services	0.6
Retail-Apparel/Shoe	0.6
Metal Processors & Fabrication	0.6
Food-Misc./Diversified	0.6
Transport-Truck	0.5
Machinery-Pumps	0.5
Finance-Consumer Loans	0.5
Real Estate Management/Services	0.5
Medical Labs & Testing Services	0.5
Building & Construction Products-Misc.	0.5
Energy-Alternate Sources	0.5
Chemicals-Diversified	0.5
Medical-Hospitals	0.5
E-Commerce/Services	0.4
Diversified Manufacturing Operations	0.4
Insurance-Life/Health	0.4
Transport-Services	0.4
Aerospace/Defense-Equipment	0.4
Food-Wholesale/Distribution	0.4
Footwear & Related Apparel	0.4
Medical Information Systems	0.4
Schools	0.4
Water	0.4
Retail-Automobile	0.4
Building-Mobile Home/Manufactured Housing	0.4
Consumer Products-Misc.	0.4
Building-Heavy Construction	0.4
Retail-Discount	0.3

U.S. Government Treasuries	0.3%
Theaters	0.3
Retail-Regional Department Stores	0.3
Beverages-Non-alcoholic	0.3
Semiconductor Components-Integrated Circuits	0.3
Airlines	0.3
Building Products-Doors & Windows	0.3
Engineering/R&D Services	0.3
Electronic Measurement Instruments	0.3
Environmental Consulting & Engineering	0.3
Consulting Services	0.3
Gambling (Non-Hotel)	0.3
Networking Products	0.3
Medical-Outpatient/Home Medical	0.3
Retail-Petroleum Products	0.3
Diagnostic Equipment	0.3
Casino Services	0.3
E-Commerce/Products	0.3
Insurance-Reinsurance	0.3
Miscellaneous Manufacturing	0.3
Metal-Aluminum	0.3
Telecommunication Equipment	0.3
Building Products-Wood	0.3
Real Estate Operations & Development	0.3
Cosmetics & Toiletries	0.3
Disposable Medical Products	0.3
Data Processing/Management	0.3
Apparel Manufacturers	0.2
Machinery-Electrical	0.2
Medical Instruments	0.2
Diversified Minerals	0.2
Satellite Telecom	0.2
Internet Content-Information/News	0.2
Financial Guarantee Insurance	0.2
Transport-Marine	0.2
Lasers-System/Components	0.2
Telecom Services	0.2
Home Furnishings	0.2
Retail-Building Products	0.2
Computers-Integrated Systems	0.2
Finance-Mortgage Loan/Banker	0.2
Steel-Producers	0.2
Medical-Wholesale Drug Distribution	0.2
Retail-Sporting Goods	0.2
Electric Products-Misc.	0.2
Batteries/Battery Systems	0.2
Water Treatment Systems	0.2
Rubber-Tires	0.2
Oil & Gas Drilling	0.2
Medical-Generic Drugs	0.2
Food-Retail	0.2
Wire & Cable Products	0.2
Machinery-Construction & Mining	0.2
Medical-Nursing Homes	0.2
Wireless Equipment	0.2
Retail-Jewelry	0.2
Transport-Equipment & Leasing	0.2
Hotels/Motels	0.2
Coal	0.2
Insurance Brokers	0.2
Building Products-Air & Heating	0.2
Publishing-Newspapers	0.2

421

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Internet Security	0.2%
Pipelines	0.2
Therapeutics	0.2
Oil Companies-Integrated	0.2
Golf	0.2
Retail-Misc./Diversified	0.2
Protection/Safety	0.2
Television	0.1
Computers-Other	0.1
Banks-Super Regional	0.1
Communications Software	0.1
Diagnostic Kits	0.1
Gas-Transportation	0.1
Software Tools	0.1
Drug Delivery Systems	0.1
Office Furnishings-Original	0.1
Containers-Metal/Glass	0.1
Independent Power Producers	0.1
Transport-Air Freight	0.1
Aerospace/Defense	0.1
Banks-Mortgage	0.1
Recreational Vehicles	0.1
Precious Metals	0.1
Audio/Video Products	0.1
Tobacco	0.1
Oil Refining & Marketing	0.1
Poultry	0.1
Non-Hazardous Waste Disposal	0.1
Paper & Related Products	0.1
Pharmacy Services	0.1
Printing-Commercial	0.1
Motion Pictures & Services	0.1
Machinery-Farming	0.1
Web Hosting/Design	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Auto-Heavy Duty Trucks	0.1
Optical Supplies	0.1
E-Services/Consulting	0.1
Agricultural Operations	0.1
Publishing-Books	0.1
Machine Tools & Related Products	0.1
Security Services	0.1
Building-Maintenance & Services	0.1
Retail-Vision Service Center	0.1
Auto-Cars/Light Trucks	0.1
Professional Sports	0.1
Finance-Commercial	0.1
Finance-Other Services	0.1
Food-Baking	0.1
Telephone-Integrated	0.1
Cable/Satellite TV	0.1
Electric-Generation	0.1
Resorts/Theme Parks	0.1
Athletic Equipment	0.1
Computer Aided Design	0.1
Linen Supply & Related Items	0.1
Firearms & Ammunition	0.1
E-Marketing/Info	0.1
Retail-Pawn Shops	0.1
Computers-Voice Recognition	0.1
Internet Connectivity Services	0.1
Machinery-Thermal Process	0.1
Appliances	0.1

Radio	0.1%
Advanced Materials	0.1
Retail-Home Furnishings	0.1
Dental Supplies & Equipment	0.1
Identification Systems	0.1
Multilevel Direct Selling	0.1
Steel-Specialty	0.1
Metal Products-Distribution	0.1
Insurance-Multi-line	0.1
Containers-Paper/Plastic	0.1
Patient Monitoring Equipment	0.1
Filtration/Separation Products	0.1
Retail-Office Supplies	0.1
Electronic Connectors	0.1
Internet Financial Services	0.1
Medical-HMO	0.1
Hazardous Waste Disposal	0.1
Non-Ferrous Metals	0.1
Quarrying	0.1
Beverages-Wine/Spirits	0.1
Industrial Audio & Video Products	0.1
Food-Catering	0.1
Medical Imaging Systems	0.1
Gold Mining	0.1
Retail-Bedding	0.1
Auto Repair Centers	0.1
Advertising Sales	0.1
Educational Software	0.1
X-Ray Equipment	0.1
Oil Field Machinery & Equipment	0.1
Recreational Centers	0.1
Health Care Cost Containment	0.1
Recycling	0.1
Multimedia	0.1
Food-Confectionery	0.1
Retail-Vitamins & Nutrition Supplements	0.1
Circuit Boards	0.1
Retail-Drug Store	0.1

100.0%

*	Calculated as a percentage of net assets

422

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 89.4%
Advanced Materials — 0.1%
Haynes International, Inc.	1,256	$47,251
Materion Corp.	2,047	169,594
Meta Materials, Inc.†	20,353	33,989

		250,834

Advertising Sales — 0.1%
Boston Omaha Corp., Class A†	2,048	54,047
Clear Channel Outdoor Holdings, Inc.†	36,493	111,668

		165,715

Advertising Services — 0.0%
Advantage Solutions, Inc.†	7,676	55,881
Fluent, Inc.†	4,356	6,970
National CineMedia, Inc.	6,039	15,943
Stagwell, Inc.†	6,196	46,284

		125,078

Aerospace/Defense — 0.1%
AeroVironment, Inc.†	2,259	128,582
AerSale Corp.†	951	13,533
Kratos Defense & Security Solutions, Inc.†	12,327	206,601
National Presto Industries, Inc.	514	42,276

		390,992

Aerospace/Defense-Equipment — 0.4%
AAR Corp.†	3,417	137,603
Aerojet Rocketdyne Holdings, Inc.	7,524	290,351
Astronics Corp.†	2,506	30,147
Barnes Group, Inc.	4,758	214,919
Ducommun, Inc.†	1,093	47,819
Kaman Corp.	2,776	110,957
Moog, Inc., Class A	2,909	221,782
Park Aerospace Corp.	1,963	26,559
Triumph Group, Inc.†	6,402	116,644

		1,196,781

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	1,000	38,780
Marrone Bio Innovations, Inc.†	10,173	7,518

		46,298

Agricultural Operations — 0.1%
Andersons, Inc.	3,161	120,434
AppHarvest, Inc.†	7,010	20,960
Cadiz, Inc.†	2,152	6,047
Fresh Del Monte Produce, Inc.	3,372	93,843
Limoneira Co.	1,576	23,419
Tejon Ranch Co.†	2,094	36,457
Vital Farms, Inc.†	2,468	40,796

		341,956

Airlines — 0.3%
Allegiant Travel Co.†	1,542	275,493
Frontier Group Holdings, Inc.†	3,498	45,754
Hawaiian Holdings, Inc.†	5,081	86,885
Mesa Air Group, Inc.†	3,447	17,235
SkyWest, Inc.†	5,005	190,941
Spirit Airlines, Inc.†	9,881	212,145
Sun Country Airlines Holdings, Inc.†	3,236	86,013

		914,466

Apparel Manufacturers — 0.2%
Fossil Group, Inc.†	4,796	53,188
Kontoor Brands, Inc.	5,212	256,899
Oxford Industries, Inc.	1,615	133,060

Security Description	Shares	Value (Note 2)
Apparel Manufacturers (continued)
PLBY Group, Inc.†	2,896	$46,017
Superior Group of Cos., Inc.	1,180	24,107
Torrid Holdings, Inc.†	1,283	11,804
Urban Outfitters, Inc.†	6,894	197,996

		723,071

Appliances — 0.1%
Aterian, Inc.†	2,608	8,450
Hamilton Beach Brands Holding Co., Class A	746	10,340
iRobot Corp.†	2,697	176,707
Snap One Holdings Corp.†	1,355	25,487
Traeger, Inc.†	2,267	23,101
Weber, Inc., Class A	1,789	19,393

		263,478

Applications Software — 1.0%
Agilysys, Inc.†	2,136	81,296
Alkami Technology, Inc.†	2,857	43,826
Appfolio, Inc., Class A†	1,915	220,723
Asana, Inc., Class A†	7,157	375,599
AvidXchange Holdings, Inc.†	2,543	26,346
BigCommerce Holdings, Inc., Series 1†	4,861	158,906
Brightcove, Inc.†	4,087	38,540
Cerence, Inc.†	3,802	241,389
Digi International, Inc.†	3,393	75,800
DigitalOcean Holdings, Inc.†	5,099	292,377
Ebix, Inc.	2,666	81,020
Enfusion, Inc.†	2,186	30,189
EngageSmart, Inc.†	1,612	35,238
EverCommerce, Inc.†	1,670	20,073
Forian, Inc.†	1,893	15,617
GreenBox POS†	1,836	7,069
GTY Technology Holdings, Inc.†	3,234	16,332
IBEX Holdings, Ltd.†	569	8,262
JFrog, Ltd.†	5,317	142,070
Kaltura, Inc.†	1,749	6,279
MeridianLink, Inc.†	1,272	24,664
Model N, Inc.†	3,567	98,663
ON24, Inc.†	2,702	44,475
Outbrain, Inc.†	831	10,487
Outset Medical, Inc.†	4,708	175,091
PDF Solutions, Inc.†	3,015	89,636
Phreesia, Inc.†	4,992	155,701
Porch Group, Inc.†	7,748	81,741
Smith Micro Software, Inc.†	4,628	19,345
Society Pass, Inc.†	317	1,563
Sprout Social, Inc., Class A†	4,545	312,923
Viant Technology, Inc., Class A†	1,163	9,292

		2,940,532

Athletic Equipment — 0.1%
Clarus Corp.	2,658	59,885
Nautilus, Inc.†	3,028	15,443
Vista Outdoor, Inc.†	5,778	222,915

		298,243

Audio/Video Products — 0.1%
Daktronics, Inc.†	3,690	18,081
Sonos, Inc.†	12,083	304,733
Universal Electronics, Inc.†	1,275	45,250
VOXX International Corp.†	1,564	17,282

		385,346

423

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Auto Repair Centers — 0.1%
Monro, Inc.	3,335	$165,850

Auto-Cars/Light Trucks — 0.1%
Arcimoto, Inc.†	2,876	17,572
Canoo, Inc.†	10,690	65,423
Fisker, Inc.†	16,410	193,802
Lordstown Motors Corp., Class A†	15,596	46,788

		323,585

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	1,588	24,630
Hyliion Holdings Corp.†	11,780	52,421
Nikola Corp.†	22,959	184,361
REV Group, Inc.	2,861	38,423
Workhorse Group, Inc.†	12,129	40,996
XL Fleet Corp.†	3,511	7,513

		348,344

Auto-Truck Trailers — 0.0%
Wabash National Corp.	4,965	97,413

Auto/Truck Parts & Equipment-Original — 1.0%
Adient PLC†	9,519	399,512
Aeva Technologies, Inc.†	10,618	55,532
American Axle & Manufacturing Holdings, Inc.†	11,334	92,259
Cooper-Standard Holdings, Inc.†	1,691	34,818
Dana, Inc.	14,608	316,409
Dorman Products, Inc.†	2,652	248,307
Fox Factory Holding Corp.†	4,245	564,882
Gentherm, Inc.†	3,342	292,057
Meritor, Inc.†	6,819	157,178
Methode Electronics, Inc.	3,836	168,899
Miller Industries, Inc.	1,115	35,089
Modine Manufacturing Co.†	5,026	45,988
Romeo Power, Inc.†	12,995	30,668
Shyft Group, Inc.	3,478	145,867
Tenneco, Inc., Class A†	6,836	71,778
Titan International, Inc.†	5,133	50,047
Velodyne Lidar, Inc.†	7,593	29,689
Visteon Corp.†	2,790	283,213

		3,022,192

Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.†	3,221	24,931
Douglas Dynamics, Inc.	2,270	82,923
Motorcar Parts of America, Inc.†	1,886	31,176
Standard Motor Products, Inc.	2,101	100,575
XPEL, Inc.†	1,804	112,497

		352,102

B2B/E-Commerce — 0.0%
ePlus, Inc.†	2,674	122,924

Banks-Commercial — 7.9%
1st Source Corp.	1,700	84,796
Alerus Financial Corp.	1,515	42,928
Allegiance Bancshares, Inc.	1,914	84,273
Amalgamated Financial Corp.	1,369	23,287
American National Bankshares, Inc.	1,050	39,690
Ameris Bancorp	6,683	329,539
Arrow Financial Corp.	1,388	49,107
Associated Banc-Corp	14,942	357,114
Atlantic Capital Bancshares, Inc.†	1,977	59,547
Atlantic Union Bankshares Corp.	7,584	308,820

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
BancFirst Corp.	1,726	$129,364
Bancorp, Inc.†	5,258	156,794
Bank First Corp.	663	46,403
Bank of Marin Bancorp	1,551	57,837
Bank of N.T. Butterfield & Son, Ltd.	5,042	184,789
BankUnited, Inc.	8,944	373,412
Banner Corp.	3,430	213,037
Bar Harbor Bankshares	1,484	45,321
Blue Foundry Bancorp†	2,816	41,339
Blue Ridge Bankshares, Inc.	1,743	31,792
Bridgewater Bancshares, Inc.†	2,116	37,644
Business First Bancshares, Inc.	1,923	52,786
Byline Bancorp, Inc.	2,505	65,130
Cadence Bank	18,897	589,019
Cambridge Bancorp	686	61,424
Camden National Corp.	1,481	73,546
Capital Bancorp, Inc.	779	20,129
Capital City Bank Group, Inc.	1,353	37,424
Capstar Financial Holdings, Inc.	2,057	44,123
Carter Bankshares, Inc.†	2,603	40,060
Cathay General Bancorp	7,450	336,442
CBTX, Inc.	1,849	54,416
Central Pacific Financial Corp.	2,746	79,909
Citizens & Northern Corp.	1,536	38,584
City Holding Co.	1,500	120,315
Civista Bancshares, Inc.	1,492	35,972
CNB Financial Corp.	1,616	43,163
Coastal Financial Corp.†	951	46,047
Columbia Banking System, Inc.	7,870	273,640
Community Bank System, Inc.	5,381	384,311
Community Trust Bancorp, Inc.	1,563	69,069
ConnectOne Bancorp, Inc.	3,748	119,973
CrossFirst Bankshares, Inc.†	4,686	72,446
Customers Bancorp, Inc.†	3,003	175,075
CVB Financial Corp.	12,988	286,126
Dime Community Bancshares, Inc.	3,477	121,556
Eagle Bancorp, Inc.	3,179	190,645
Eastern Bankshares, Inc.	17,261	367,487
Enterprise Bancorp, Inc.	931	39,744
Enterprise Financial Services Corp.	3,558	176,263
Equity Bancshares, Inc., Class A	1,358	43,537
Farmers National Banc Corp.	3,106	54,200
FB Financial Corp.	3,348	149,053
Fidelity D&D Bancorp, Inc.	403	21,210
Financial Institutions, Inc.	1,574	50,746
First Bancorp	3,451	151,533
First Bancorp, Inc.	1,040	33,426
First BanCorp/Puerto Rico	20,372	296,413
First Bancshares, Inc.	2,036	73,439
First Bank	1,566	22,942
First Busey Corp.	5,052	140,850
First Commonwealth Financial Corp.	9,464	156,724
First Community Bankshares, Inc.	1,674	52,246
First Financial Bancorp	9,317	234,882
First Financial Bankshares, Inc.	13,051	613,266
First Financial Corp.	1,153	51,758
First Foundation, Inc.	3,992	104,391
First Internet Bancorp	934	46,943
First Interstate BancSystem, Inc., Class A	4,115	151,226
First Merchants Corp.	5,731	243,166
First Mid Bancshares, Inc.	1,671	68,762
First Midwest Bancorp, Inc.	11,447	237,754

424

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
First of Long Island Corp.	2,300	$50,393
Five Star Bancorp	1,252	38,812
Flagstar Bancorp, Inc.	5,238	237,019
Fulton Financial Corp.	15,975	286,751
German American Bancorp, Inc.	2,483	98,327
Glacier Bancorp, Inc.	11,076	575,177
Great Southern Bancorp, Inc.	1,035	61,417
Great Western Bancorp, Inc.	5,568	171,940
Guaranty Bancshares, Inc.	802	28,503
Hancock Whitney Corp.	8,695	458,400
Hanmi Financial Corp.	3,066	82,414
HarborOne Bancorp, Inc.	4,809	68,288
HBT Financial, Inc.	1,022	19,019
Heartland Financial USA, Inc.	4,051	210,774
Heritage Commerce Corp.	5,873	73,178
Heritage Financial Corp.	3,484	84,522
Hilltop Holdings, Inc.	6,220	205,447
Home BancShares, Inc.	15,327	361,104
HomeStreet, Inc.	2,000	97,500
Hope Bancorp, Inc.	11,634	194,870
Horizon Bancorp, Inc.	4,304	91,804
Independent Bank Corp.	2,050	50,184
Independent Bank Corp. of Rockland Massachusetts	4,604	388,347
International Bancshares Corp.	5,403	227,088
Kearny Financial Corp.	6,817	88,212
Lakeland Bancorp, Inc.	6,149	116,401
Lakeland Financial Corp.	2,452	195,988
Live Oak Bancshares, Inc.	3,205	188,646
Luther Burbank Corp.	1,553	19,925
Macatawa Bank Corp.	2,640	23,866
Mercantile Bank Corp.	1,541	59,282
Merchants Bancorp	1,483	43,229
Meta Financial Group, Inc.	3,160	187,894
Metrocity Bankshares, Inc.	1,908	49,207
Metropolitan Bank Holding Corp.†	985	98,500
Mid Penn Bancorp, Inc.	1,425	42,536
Midland States Bancorp, Inc.	2,132	61,551
MidWestOne Financial Group, Inc.	1,429	45,628
MVB Financial Corp.	1,024	40,980
NBT Bancorp, Inc.	4,240	164,003
Nicolet Bankshares, Inc.†	1,257	117,014
Northrim BanCorp, Inc.	602	26,452
OFG Bancorp	4,930	136,413
Old National Bancorp	16,607	304,406
Old Second Bancorp, Inc.	2,789	37,456
Origin Bancorp, Inc.	2,223	94,967
Orrstown Financial Services, Inc.	1,095	27,101
Park National Corp.	1,447	196,011
PCSB Financial Corp.	1,293	24,153
Peapack-Gladstone Financial Corp.	1,803	66,423
Peoples Bancorp, Inc.	2,548	84,466
Peoples Financial Services Corp.	705	35,765
Pioneer Bancorp, Inc.†	1,167	13,491
Preferred Bank	1,385	108,113
Premier Financial Corp.	3,718	110,982
Primis Financial Corp.	2,424	36,021
Provident Bancorp, Inc.	1,543	27,897
QCR Holdings, Inc.	1,522	86,815
RBB Bancorp	1,414	38,164
Red River Bancshares, Inc.	455	23,646
Renasant Corp.	5,496	202,143

Security Description	Shares	Value (Note 2)
Banks-Commercial (continued)
Republic Bancorp, Inc., Class A	936	$45,883
Republic First Bancorp, Inc.†	4,493	19,320
S&T Bancorp, Inc.	3,895	120,005
Sandy Spring Bancorp, Inc.	4,498	212,800
Seacoast Banking Corp. of Florida	5,232	190,968
ServisFirst Bancshares, Inc.	5,017	425,793
Sierra Bancorp	1,411	37,434
Silvergate Capital Corp., Class A†	2,765	297,901
Simmons First National Corp., Class A	11,438	327,127
SmartFinancial, Inc.	1,391	37,293
South Plains Financial, Inc.	1,054	30,492
South State Corp.	7,019	592,474
Southern First Bancshares, Inc.†	748	43,833
Southside Bancshares, Inc.	3,131	131,189
Spirit of Texas Bancshares, Inc.	1,287	35,830
Stock Yards Bancorp, Inc.	2,420	144,184
Summit Financial Group, Inc.	1,149	32,080
Texas Capital Bancshares, Inc.†	5,096	319,519
Third Coast Bancshares, Inc.†	355	8,513
Tompkins Financial Corp.	1,419	112,896
Towne Bank	6,749	211,784
TriCo Bancshares	2,770	120,412
TriState Capital Holdings, Inc.†	2,908	91,864
Triumph Bancorp, Inc.†	2,365	206,890
TrustCo Bank Corp.	1,898	64,342
Trustmark Corp.	6,247	203,527
UMB Financial Corp.	4,401	433,278
United Bankshares, Inc.	13,255	468,299
United Community Banks, Inc.	10,519	372,267
Univest Financial Corp.	2,906	87,558
Valley National Bancorp	40,253	560,322
Veritex Holdings, Inc.	4,780	191,917
Washington Trust Bancorp, Inc.	1,720	98,178
WesBanco, Inc.	6,165	218,796
West BanCorp, Inc.	1,615	47,675
Westamerica BanCorp	2,618	152,053

		23,789,845

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	2,939	389,153

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	3,782	287,130
National Bank Holdings Corp., Class A	2,921	132,613

		419,743

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	6,840	257,253
EnerSys	4,309	322,873

		580,126

Beverages-Non-alcoholic — 0.3%
Celsius Holdings, Inc.†	5,419	258,649
Coca-Cola Consolidated, Inc.	472	270,456
National Beverage Corp.	2,360	105,421
NewAge, Inc.†	13,516	10,130
Primo Water Corp.	15,804	263,927
Vita Coco Co., Inc.†	1,108	12,088
Zevia PBC, Class A†	1,031	8,248

		928,919

Beverages-Wine/Spirits — 0.1%
Duckhorn Portfolio, Inc.†	3,605	71,956
MGP Ingredients, Inc.	1,424	107,740

		179,696

425

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Broadcast Services/Program — 0.0%
CuriosityStream, Inc.†	2,614	$11,580
Hemisphere Media Group, Inc.†	1,626	10,553

		22,133

Building & Construction Products-Misc. — 0.5%
American Woodmark Corp.†	1,663	99,663
Caesarstone, Ltd.	2,273	28,026
Forterra, Inc.†	2,925	68,650
Gibraltar Industries, Inc.†	3,297	180,676
Patrick Industries, Inc.	2,283	147,025
Simpson Manufacturing Co., Inc.	4,378	493,795
Summit Materials, Inc., Class A†	11,933	424,337

		1,442,172

Building & Construction-Misc. — 0.7%
Comfort Systems USA, Inc.	3,583	321,682
Concrete Pumping Holdings, Inc.†	2,593	21,288
EMCOR Group, Inc.	5,356	638,489
IES Holdings, Inc.†	870	42,891
INNOVATE Corp.†	4,758	18,699
Latham Group, Inc.†	3,206	53,476
MYR Group, Inc.†	1,659	155,996
NV5 Global, Inc.†	1,326	138,686
WillScot Mobile Mini Holdings Corp.†	21,252	787,174

		2,178,381

Building Products-Air & Heating — 0.2%
AAON, Inc.	4,214	270,750
SPX Corp.†	4,407	229,957

		500,707

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,498	111,536
Cornerstone Building Brands, Inc.†	5,501	81,140
Griffon Corp.	4,670	104,561
JELD-WEN Holding, Inc.†	9,194	216,978
Masonite International Corp.†	2,394	237,581
PGT Innovations, Inc.†	5,792	109,990
View, Inc.†	14,019	36,870

		898,656

Building Products-Wood — 0.3%
Boise Cascade Co.	3,958	277,931
UFP Industries, Inc.	6,051	483,233

		761,164

Building-Heavy Construction — 0.4%
Arcosa, Inc.	4,869	227,188
Aris Water Solution, Inc., Class A	1,955	22,619
Construction Partners, Inc., Class A†	2,925	76,752
Dycom Industries, Inc.†	2,959	249,414
Granite Construction, Inc.	4,598	165,436
Great Lakes Dredge & Dock Corp.†	6,507	89,081
Primoris Services Corp.	5,374	138,219
Sterling Construction Co., Inc.†	2,795	71,021
Tutor Perini Corp.†	4,146	49,337

		1,089,067

Building-Maintenance & Services — 0.1%
ABM Industries, Inc.	6,771	282,283
BrightView Holdings, Inc.†	4,115	54,606

		336,889

Security Description	Shares	Value (Note 2)
Building-Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†	928	$250,040
LCI Industries	2,491	306,816
Skyline Champion Corp.†	5,279	355,488
Winnebago Industries, Inc.	3,251	209,755

		1,122,099

Building-Residential/Commercial — 0.9%
Beazer Homes USA, Inc.†	2,942	53,662
Century Communities, Inc.	3,017	198,669
Forestar Group, Inc.†	1,714	34,194
Green Brick Partners, Inc.†	3,089	73,148
Hovnanian Enterprises, Inc., Class A†	521	50,475
Installed Building Products, Inc.	2,384	264,123
KB Home	7,986	337,409
Landsea Homes Corp.†	1,079	7,844
LGI Homes, Inc.†	2,170	270,187
M/I Homes, Inc.†	2,872	152,187
MDC Holdings, Inc.	5,746	291,265
Meritage Homes Corp.†	3,714	378,939
Taylor Morrison Home Corp.†	12,024	369,017
Tri Pointe Homes, Inc.†	11,216	267,053

		2,748,172

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	4,073	44,559
Liberty Latin America, Ltd., Class C†	15,530	167,879
WideOpenWest, Inc.†	5,267	98,019

		310,457

Casino Hotels — 0.0%
Century Casinos, Inc.†	2,737	27,233
Full House Resorts, Inc.†	3,287	29,024

		56,257

Casino Services — 0.3%
Accel Entertainment, Inc.†	5,659	71,360
Everi Holdings, Inc.†	8,586	169,745
Scientific Games Corp.†	9,663	557,555

		798,660

Cellular Telecom — 0.0%
IDT Corp., Class B†	2,012	75,510
United States Cellular Corp.†	1,540	47,155

		122,665

Chemicals-Diversified — 0.5%
AdvanSix, Inc.	2,744	115,495
Codexis, Inc.†	6,048	123,984
Innospec, Inc.	2,465	229,146
Koppers Holdings, Inc.†	2,086	62,330
Orion Engineered Carbons SA	6,089	104,122
Quaker Chemical Corp.	1,355	283,425
Stepan Co.	2,166	238,607
Trinseo PLC	3,911	209,395

		1,366,504

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	6,209	38,682
Unifi, Inc.†	1,402	26,652

		65,334

Chemicals-Other — 0.0%
American Vanguard Corp.	2,947	44,706

426

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Specialty — 1.2%
Amyris, Inc.†	17,768	$81,022
Balchem Corp.	3,240	476,085
Cabot Corp.	5,639	310,089
Danimer Scientific, Inc.†	9,100	45,591
Ecovyst, Inc.	5,160	52,787
Ferro Corp.†	8,256	179,981
GCP Applied Technologies, Inc.†	4,944	157,713
H.B. Fuller Co.	5,240	376,075
Hawkins, Inc.	1,931	72,065
Ingevity Corp.†	3,993	263,179
Kraton Corp.†	3,157	146,422
Minerals Technologies, Inc.	3,335	233,350
Oil-Dri Corp. of America	524	17,826
Rogers Corp.†	1,880	513,146
Sensient Technologies Corp.	4,250	360,145
Tronox Holdings PLC, Class A	11,517	261,436
Valhi, Inc.	242	6,425
Zymergen, Inc.†	8,055	41,886

		3,595,223

Circuit Boards — 0.1%
TTM Technologies, Inc.†	10,481	141,074

Coal — 0.2%
Arch Resources, Inc.	1,519	143,758
CONSOL Energy, Inc.†	3,442	74,829
Peabody Energy Corp.†	8,944	96,595
SunCoke Energy, Inc.	8,354	57,225
Warrior Met Coal, Inc.	5,172	135,507

		507,914

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,237	32,101

Commercial Services — 0.6%
AirSculpt Technologies, Inc.†	660	9,709
API Group Corp.†*	20,277	452,177
Emerald Holding, Inc.†	2,367	7,716
European Wax Center, Inc., Class A†	1,329	32,481
Forrester Research, Inc.†	1,134	62,393
John Wiley & Sons, Inc., Class A	4,336	220,052
LiveRamp Holdings, Inc.†	6,639	296,431
Medifast, Inc.	1,156	229,709
National Research Corp.	1,405	58,448
Progyny, Inc.†	6,475	262,237
Remitly Global, Inc.†	1,233	15,006
SP Plus Corp.†	2,325	65,518
Team, Inc.†	2,648	1,888
Transcat, Inc.†	711	67,481
WW International, Inc.†	5,292	66,679

		1,847,925

Commercial Services-Finance — 0.7%
Cass Information Systems, Inc.	1,391	56,586
CBIZ, Inc.†	4,925	190,253
EVERTEC, Inc.	6,086	265,593
Evo Payments, Inc., Class A†	4,760	114,811
Green Dot Corp., Class A†	5,374	170,409
HealthEquity, Inc.†	8,220	439,277
Marathon Digital Holdings, Inc.†	9,592	225,796
MoneyGram International, Inc.†	8,997	78,904
Multiplan Corp.†	38,264	154,204
Paya Holdings, Inc.†	8,608	56,382
Priority Technology Holdings, Inc.†	1,023	6,199

Security Description	Shares	Value (Note 2)
Commercial Services-Finance (continued)
Repay Holdings Corp.†	8,704	$155,715
Riot Blockchain, Inc.†	8,941	142,519

		2,056,648

Communications Software — 0.1%
8x8, Inc.†	11,340	174,069
Avaya Holdings Corp.†	8,293	151,098
Consensus Cloud Solutions, Inc.†	1,615	91,571

		416,738

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	4,647	292,389

Computer Data Security — 0.7%
OneSpan, Inc.†	3,539	56,836
Ping Identity Holding Corp.†	6,107	120,857
Qualys, Inc.†	3,426	439,008
Rapid7, Inc.†	5,653	544,553
SecureWorks Corp., Class A†	1,003	14,794
Sterling Check Corp.†	1,666	33,337
Tenable Holdings, Inc.†	9,277	476,838
Varonis Systems, Inc.†	10,760	400,918

		2,087,141

Computer Services — 0.8%
Conduent, Inc.†	16,834	79,625
ExlService Holdings, Inc.†	3,300	397,716
Grid Dynamics Holdings, Inc.†	4,569	121,764
Insight Enterprises, Inc.†	3,466	326,324
Integral Ad Science Holding Corp.†	1,741	29,144
KBR, Inc.	14,210	616,714
MAXIMUS, Inc.	6,163	476,523
PAE, Inc.†	6,977	69,840
Parsons Corp.†	2,645	80,540
Rimini Street, Inc.†	4,491	23,129
StarTek, Inc.†	1,691	8,607
TTEC Holdings, Inc.	1,858	148,807
Unisys Corp.†	6,596	120,377

		2,499,110

Computer Software — 0.9%
Avid Technology, Inc.†	3,633	113,931
Bandwidth, Inc., Class A†	2,321	145,318
Box, Inc., Class A†	14,027	366,526
BTRS Holdings ,Inc.†	6,622	42,381
CS Disco, Inc.†	770	26,426
Envestnet, Inc.†	5,459	403,639
Intelligent Systems Corp.†	729	27,046
Rackspace Technology, Inc.†	5,481	68,567
Simulations Plus, Inc.	1,537	65,353
Sumo Logic, Inc.†	8,809	104,915
Upland Software, Inc.†	2,904	56,918
Veritone, Inc.†	2,854	45,008
Verra Mobility Corp.†	14,461	229,062
Weave Communications, Inc.†	470	4,700
Xperi Holding Corp.	10,547	177,928
Yext, Inc.†	11,314	91,643
Ziff Davis, Inc.†	4,367	458,797
Zuora, Inc., Class A†	11,202	186,289

		2,614,447

Computers-Integrated Systems — 0.2%
Cantaloupe, Inc.†	5,855	49,182
Diebold Nixdorf, Inc.†	7,231	67,537

427

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Computers-Integrated Systems (continued)
NetScout Systems, Inc.†	7,052	$222,491
PAR Technology Corp.†	2,544	95,400
Super Micro Computer, Inc.†	4,394	178,045
Telos Corp.†	4,011	46,889

		659,544

Computers-Memory Devices — 0.0%
Quantum Corp.†	5,872	29,595

Computers-Other — 0.1%
3D Systems Corp.†	12,476	223,320
Corsair Gaming, Inc.†	2,750	53,735
Desktop Metal, Inc.†	18,817	76,962
PlayAGS, Inc.†	2,760	21,500
Rekor Systems, Inc.†	3,398	15,801
Vuzix Corp.†	5,896	38,501

		429,819

Computers-Periphery Equipment — 0.0%
iCAD, Inc.†	2,200	12,298
Mitek Systems, Inc.†	4,312	70,587

		82,885

Computers-Voice Recognition — 0.1%
Vocera Communications, Inc.†	3,465	273,770

Consulting Services — 0.3%
Acacia Research Corp.†	4,926	22,167
CRA International, Inc.	725	61,668
Franklin Covey Co.†	1,265	59,215
Hackett Group, Inc.	2,468	47,237
HireQuest, Inc.	511	9,453
Huron Consulting Group, Inc.†	2,181	96,226
ICF International, Inc.	1,859	175,471
Kelly Services, Inc., Class A	3,538	60,429
R1 RCM, Inc.†	11,938	283,886
Vectrus, Inc.†	1,158	53,280

		869,032

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co.†	990	45,926
Central Garden & Pet Co., Class A†	4,066	176,180
Helen of Troy, Ltd.†	2,422	506,997
Quanex Building Products Corp.	3,366	73,345
WD-40 Co.	1,373	305,163

		1,107,611

Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,592	153,343
Greif, Inc., Class B	596	35,402
O-I Glass, Inc.†	15,877	211,323

		400,068

Containers-Paper/Plastic — 0.1%
Karat Packaging, Inc.†	461	7,620
Matthews International Corp., Class A	3,109	109,188
Pactiv Evergreen, Inc,	4,322	47,326
UFP Technologies, Inc.†	696	49,388

		213,522

Cosmetics & Toiletries — 0.3%
Beauty Health Co.†	8,652	122,858
e.l.f. Beauty, Inc.†	4,842	143,130

Security Description	Shares	Value (Note 2)
Cosmetics & Toiletries Continued)
Edgewell Personal Care Co.	5,458	$249,976
Honest Co., Inc.†	8,547	55,470
Inter Parfums, Inc.	1,797	177,849
Revlon, Inc., Class A†	712	7,049

		756,332

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	3,083	52,010

Data Processing/Management — 0.3%
Bottomline Technologies DE, Inc.†	4,510	254,319
CommVault Systems, Inc.†	4,605	310,653
CSG Systems International, Inc.	3,271	185,695

		750,667

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	8,611	247,050

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†	3,314	11,036
Bionano Genomics, Inc.†	29,316	65,082
Neogen Corp.†	10,817	394,496
Pacific Biosciences of California, Inc.†	19,539	218,446
Quanterix Corp.†	3,101	94,394
Quotient, Ltd.†	7,884	12,772
Sera Prognostics, Inc., Class A†	456	3,078

		799,304

Diagnostic Kits — 0.1%
Aspira Women’s Health, Inc.†	7,304	8,838
Celcuity, Inc.†	971	10,797
DermTech, Inc.†	2,439	31,244
Meridian Bioscience, Inc.†	4,285	89,342
OraSure Technologies, Inc.†	7,189	63,623
Ortho Clinical Diagnostics Holdings PLC†	12,102	210,091

		413,935

Direct Marketing — 0.0%
Quotient Technology, Inc.†	9,032	64,218

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†	1,044	31,153
CONMED Corp.	2,918	401,459
Merit Medical Systems, Inc.†	5,158	286,011
Utah Medical Products, Inc.	344	32,360

		750,983

Distribution/Wholesale — 0.7%
A-Mark Precious Metals, Inc.	901	55,772
Avient Corp.	9,148	455,296
EVI Industries, Inc.†	574	12,691
G-III Apparel Group, Ltd.†	4,435	120,499
Global Industrial Co.	1,279	44,714
H&E Equipment Services, Inc.	3,232	134,548
KAR Auction Services, Inc.†	12,143	172,673
Resideo Technologies, Inc.†	14,529	360,029
ScanSource, Inc.†	2,529	78,854
Titan Machinery, Inc.†	1,947	59,968
Veritiv Corp.†	1,442	134,221
VSE Corp.	1,064	54,881
WESCO International, Inc.†	4,475	545,458

		2,229,604

428

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Manufacturing Operations — 0.4%
Chase Corp.	747	$70,875
Enerpac Tool Group Corp.	6,072	108,385
EnPro Industries, Inc.	2,075	217,917
Fabrinet†	3,715	420,389
Federal Signal Corp.	6,055	236,266
NL Industries, Inc.	841	5,467
Trinity Industries, Inc.	7,765	223,088

		1,282,387

Diversified Minerals — 0.2%
Livent Corp.†	16,282	374,649
MP Materials Corp.†	7,623	304,462
United States Lime & Minerals, Inc.	208	26,310

		705,421

Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	2,040	76,847

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†	16,772	56,522
BioDelivery Sciences International, Inc.†	9,357	34,247
Heron Therapeutics, Inc.†	9,282	80,846
Oramed Pharmaceuticals, Inc.†	3,046	27,292
Revance Therapeutics, Inc.†	7,053	94,016
Senseonics Holdings, Inc.†	43,428	116,387

		409,310

Drug Detection Systems — 0.0%
Rapid Micro Biosystems, Inc., Class A†	830	5,918

E-Commerce/Products — 0.3%
1-800-Flowers.com, Inc., Class A†	2,678	45,606
1stdibs.com, Inc.†	677	6,973
aka Brands Holding Corp.†	958	6,792
CarParts.com, Inc.†	4,913	45,200
Lands’ End, Inc.†	1,442	26,432
Liquidity Services, Inc.†	2,664	50,696
Lulu’s Fashion Lounge Holdings, Inc.†	583	5,632
Overstock.com, Inc.†	4,320	207,101
RealReal, Inc.†	8,040	75,978
Revolve Group, Inc.†	3,608	177,946
Solo Brands, Inc., Class A†	1,177	13,135
Stitch Fix, Inc., Class A†	8,183	134,447

		795,938

E-Commerce/Services — 0.4%
Cargurus, Inc.†	9,593	306,017
Cars.com, Inc.†	6,877	107,144
ChannelAdvisor Corp.†	2,965	62,680
Eventbrite, Inc., Class A†	7,682	110,083
EverQuote, Inc., Class A†	1,968	32,393
Groupon, Inc.†	2,369	72,349
HyreCar, Inc.†	1,780	6,052
MediaAlpha, Inc., Class A†	2,131	31,645
Shutterstock, Inc.	2,351	227,977
TrueCar, Inc.†	9,578	32,948
Upwork, Inc.†	11,856	322,483

		1,311,771

E-Marketing/Info — 0.1%
comScore, Inc.†	7,035	21,316
Digital Media Solutions, Inc., Class A†	325	1,654
Magnite, Inc.†	13,048	177,062
QuinStreet, Inc.†	5,046	81,190

		281,222

Security Description	Shares	Value (Note 2)
E-Services/Consulting — 0.1%
Perficient, Inc.†	3,271	$342,866

Educational Software — 0.1%
Genius Brands International, Inc.†	28,359	24,948
Instructure Holdings, Inc.†	1,221	28,205
PowerSchool Holdings, Inc., Class A†	5,401	88,468
Udemy, Inc.†	1,397	22,631

		164,252

Electric Products-Misc. — 0.2%
nLight, Inc.†	4,385	90,726
Novanta, Inc.†	3,546	489,702
		580,428
Electric-Distribution — 0.0%
Unitil Corp.	1,568	73,602
Via Renewables, Inc.	1,204	13,774

		87,376

Electric-Generation — 0.1%
Ormat Technologies, Inc.	4,554	310,401

Electric-Integrated — 1.0%
ALLETE, Inc.	5,276	336,767
Ameresco, Inc., Class A†	3,105	157,144
Avista Corp.	7,114	316,289
Black Hills Corp.	6,432	435,704
MGE Energy, Inc.	3,661	283,471
NorthWestern Corp.	5,309	308,559
Otter Tail Corp.	4,135	262,159
PNM Resources, Inc.	8,604	385,545
Portland General Electric Co.	9,045	475,224

		2,960,862

Electronic Components-Misc. — 0.7%
Advanced Energy Industries, Inc.	3,791	326,708
Atkore, Inc.†	4,633	499,345
Benchmark Electronics, Inc.	3,537	85,383
Comtech Telecommunications Corp.	2,591	52,675
Kimball Electronics, Inc.†	2,419	47,872
Knowles Corp.†	8,944	189,702
Kopin Corp.†	7,797	22,923
Microvision, Inc.†	16,515	56,316
NVE Corp.	479	29,636
OSI Systems, Inc.†	1,702	141,164
Plexus Corp.†	2,811	217,909
Sanmina Corp.†	6,383	241,405
Vishay Intertechnology, Inc.	13,399	277,493
Vishay Precision Group, Inc.†	1,249	40,006

		2,228,537

Electronic Components-Semiconductors — 1.9%
Alpha & Omega Semiconductor, Ltd.†	2,144	96,544
Ambarella, Inc.†	3,551	497,673
Amkor Technology, Inc.	10,258	225,881
Atomera, Inc.†	2,040	28,825
AXT, Inc.†	4,067	30,462
CEVA, Inc.†	2,263	85,247
CTS Corp.	3,208	107,628
Diodes, Inc.†	4,381	406,513
EMCORE Corp.†	3,670	21,323
Impinj, Inc.†	1,903	151,079
Lattice Semiconductor Corp.†	13,637	753,035
MACOM Technology Solutions Holdings, Inc.†	4,893	299,501
Ouster, Inc.†	15,736	55,391
Photronics, Inc.†	5,974	106,815

429

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
Rambus, Inc.†	10,900	$275,225
Semtech Corp.†	6,499	462,079
Silicon Laboratories, Inc.†	4,008	662,081
SiTime Corp.†	1,600	372,944
SMART Global Holdings, Inc.†	1,761	101,011
Synaptics, Inc.†	3,939	828,569

		5,567,826

Electronic Connectors — 0.1%
Vicor Corp.†	2,120	199,980

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	2,935	296,934
FARO Technologies, Inc.†	1,828	99,279
Itron, Inc.†	4,546	281,852
Luna Innovations, Inc.†	3,100	22,599
Mesa Laboratories, Inc.	499	141,881
Stoneridge, Inc.†	2,621	49,458

		892,003

Electronic Security Devices — 0.0%
Cadre Holdings, Inc.	639	13,950
Identiv, Inc.†	2,160	41,731
Napco Security Technologies, Inc.†	2,914	60,582

		116,263

Energy-Alternate Sources — 0.5%
Advent Technologies Holdings, Inc.†	1,580	6,699
Aemetis, Inc.†	2,716	24,906
Alto Ingredients, Inc.†	7,186	37,223
Array Technologies, Inc.†	12,834	135,270
Beam Global†	884	11,651
Cleanspark, Inc.†	3,441	23,123
Eos Energy Enterprises, Inc.†	4,471	18,510
FuelCell Energy, Inc.†	37,151	157,520
FutureFuel Corp.	2,597	20,257
Gevo, Inc.†	19,981	68,335
Green Plains, Inc.†	4,796	146,470
Renewable Energy Group, Inc.†	4,499	181,130
REX American Resources Corp.†	534	51,494
Stem, Inc.†	11,457	140,692
Sunnova Energy International, Inc.†	8,648	170,020
SunPower Corp.†	8,037	134,861
TPI Composites, Inc.†	3,641	43,947

		1,372,108

Engineering/R&D Services — 0.3%
908 Devices, Inc.†	1,875	29,662
Atlas Technical Consultants, Inc.†	1,449	14,070
Exponent, Inc.	5,219	495,701
Fluor Corp.†	14,272	300,283
Infrastructure and Energy Alternatives, Inc.†	2,756	24,859
Iteris, Inc.†	4,256	16,939
Mistras Group, Inc.†	2,007	13,487

		895,001

Enterprise Software/Service — 1.9%
ACI Worldwide, Inc.†	11,856	407,491
American Software, Inc., Class A	3,159	72,625
Appian Corp.†	3,953	222,831
Benefitfocus, Inc.†	2,509	27,950
Blackbaud, Inc.†	4,813	327,958
Blackline, Inc.†	5,447	500,416

Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
Cardlytics, Inc.†	3,251	$218,142
Daily Journal Corp.†	122	39,527
Digimarc Corp.†	1,280	40,576
Domo, Inc., Class B†	2,817	132,286
Donnelley Financial Solutions, Inc.†	2,960	110,171
E2open Parent Holdings, Inc.†	19,980	185,814
eGain Corp.†	2,076	21,445
Evolent Health, Inc., Class A†	8,010	189,917
HireRight Holdings Corp.†	2,253	30,641
Inseego Corp.†	8,563	39,047
Intapp, Inc.†	1,050	21,126
LivePerson, Inc.†	6,607	197,351
ManTech International Corp., Class A	2,755	199,021
MicroStrategy, Inc., Class A†	851	313,177
Momentive Global, Inc.†	13,040	223,375
PagerDuty, Inc.†	8,249	272,382
Progress Software Corp.	4,419	201,109
PROS Holdings, Inc.†	4,016	111,283
SailPoint Technologies Holding, Inc.†	9,194	355,716
Sapiens International Corp. NV	3,108	98,959
SPS Commerce, Inc.†	3,626	449,080
Verint Systems, Inc.†	6,474	332,310
Workiva, Inc.†	4,303	508,959

		5,850,685

Environmental Consulting & Engineering — 0.3%
Montrose Environmental Group, Inc.†	2,631	120,421
Tetra Tech, Inc.	5,419	754,270

		874,691

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,570	205,035

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,705	319,603

Finance-Consumer Loans — 0.5%
Curo Group Holdings Corp.	2,057	29,477
Encore Capital Group, Inc.†	2,930	188,985
Enova International, Inc.†	3,646	146,861
EZCORP, Inc., Class A†	4,953	29,569
International Money Express, Inc.†	3,250	52,033
LendingClub Corp.†	9,959	186,831
LendingTree, Inc.†	1,168	142,309
Navient Corp.	15,901	277,154
Nelnet, Inc., Class A	1,706	151,032
Ocwen Financial Corp.†	821	30,114
PRA Group, Inc.†	4,345	202,043
Regional Management Corp.	770	39,085
World Acceptance Corp.†	435	82,206

		1,557,699

Finance-Credit Card — 0.0%
Atlanticus Holdings Corp.†	494	31,769
I3 Verticals, Inc., Class A†	2,149	49,728

		81,497

Finance-Investment Banker/Broker — 0.6%
Amerant Bancorp, Inc.	2,713	92,242
B. Riley Financial, Inc.	2,032	125,110
Cowen, Inc., Class A	2,651	83,984
Diamond Hill Investment Group, Inc.	305	56,959
Greenhill & Co., Inc.	1,398	23,319
Houlihan Lokey, Inc.	5,133	545,535

430

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker (continued)
Moelis & Co., Class A	6,147	$347,121
Oppenheimer Holdings, Inc., Class A	928	39,338
Piper Sandler Cos.	1,758	271,119
PJT Partners, Inc., Class A	2,382	165,120
StoneX Group, Inc.†	1,687	110,684

		1,860,531

Finance-Mortgage Loan/Banker — 0.2%
Enact Holdings, Inc.	1,485	32,492
Federal Agricultural Mtg. Corp., Class C	919	111,934
Finance of America Cos., Inc., Class A†	1,857	6,927
Home Point Capital, Inc.	735	2,933
Mr. Cooper Group, Inc.†	6,217	249,613
Oportun Financial Corp.†	2,126	38,289
PennyMac Financial Services, Inc.	3,139	196,815
Velocity Financial, Inc.†	862	11,085

		650,088

Finance-Other Services — 0.1%
BGC Partners, Inc., Class A	31,785	134,133
Flywire Corp.†	6,329	178,414
Stronghold Digital Mining, Inc., Class A†	741	6,617

		319,164

Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	4,818	65,862
NMI Holdings, Inc., Class A†	8,437	208,731
Radian Group, Inc.	18,109	405,461

		680,054

Firearms & Ammunition — 0.1%
American Outdoor Brands, Inc.†	1,416	23,477
AMMO, Inc.†	8,765	40,670
Byrna Technologies, Inc.†	1,853	20,216
Smith & Wesson Brands, Inc.	4,817	82,274
Sturm Ruger & Co., Inc.	1,726	116,039

		282,676

Fisheries — 0.0%
AquaBounty Technologies, Inc.†	5,273	9,333

Food-Baking — 0.1%
Hostess Brands, Inc.†	13,886	284,941
Krispy Kreme, Inc.	2,256	33,817

		318,758

Food-Canned — 0.0%
Seneca Foods Corp., Class A†	616	28,798

Food-Catering — 0.1%
Healthcare Services Group, Inc.	7,532	137,007
Sovos Brands, Inc.†	2,585	37,922

		174,929

Food-Confectionery — 0.1%
Tootsie Roll Industries, Inc.	1,537	52,181
Utz Brands, Inc.	5,932	95,565

		147,746

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	286	15,410

Security Description	Shares	Value (Note 2)
Food-Misc./Diversified — 0.6%
B&G Foods, Inc.	6,437	$200,191
BellRing Brands, Inc., Class A†	4,002	97,489
Cal-Maine Foods, Inc.	4,102	159,978
J&J Snack Foods Corp.	1,482	224,805
John B. Sanfilippo & Son, Inc.	892	70,557
Lancaster Colony Corp.	1,908	302,933
Simply Good Foods Co.†	8,555	301,393
Tattooed Chef, Inc.†	4,746	60,274
TreeHouse Foods, Inc.†	5,225	202,364
Whole Earth Brands, Inc.†	3,755	35,597

		1,655,581

Food-Retail — 0.2%
Ingles Markets, Inc., Class A	1,411	108,548
Laird Superfood, Inc.†	630	5,021
Natural Grocers by Vitamin Cottage, Inc.	927	13,534
Sprouts Farmers Market, Inc.†	11,336	307,659
Village Super Market, Inc., Class A	855	19,537
Weis Markets, Inc.	1,653	99,577

		553,876

Food-Wholesale/Distribution — 0.4%
Calavo Growers, Inc.	1,720	71,225
Chefs’ Warehouse, Inc.†	3,157	94,205
HF Foods Group, Inc.†	3,638	25,248
Mission Produce, Inc.†	3,726	53,170
Performance Food Group Co.†	15,234	642,723
SpartanNash Co.	3,597	88,378
United Natural Foods, Inc.†	5,607	217,439

		1,192,388

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	5,856	600,943
Rocky Brands, Inc.	688	29,433
Steven Madden, Ltd.	8,107	333,522
Wolverine World Wide, Inc.	8,172	216,476

		1,180,374

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	1,545	77,744
StoneMor, Inc.†	3,232	8,080

		85,824

Gambling (Non-Hotel) — 0.3%
Bally’s Corp.†	3,281	117,263
Golden Entertainment, Inc.†	1,725	77,591
International Game Technology PLC	10,048	268,985
Monarch Casino & Resort, Inc.†	1,320	81,708
Red Rock Resorts, Inc., Class A	5,994	266,853
Rush Street Interactive, Inc.†	5,282	53,559

		865,959
Gas-Distribution — 0.7%
Chesapeake Utilities Corp.	1,732	235,916
New Jersey Resources Corp.	9,710	390,439
Northwest Natural Holding Co.	3,068	145,239
ONE Gas, Inc.	5,300	412,817
South Jersey Industries, Inc.	10,352	259,007
Southwest Gas Holdings, Inc.	6,072	413,989
Spire, Inc.	5,095	335,862

		2,193,269

Gas-Transportation — 0.1%
Brookfield Infrastructure Corp., Class A	6,205	411,516

431

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Gold Mining — 0.1%
Novagold Resources, Inc.†	23,835	$157,311
Perpetua Resources Corp.†	3,264	12,012

		169,323

Golf — 0.2%
Acushnet Holdings Corp.	3,445	160,881
Callaway Golf Co.†	11,630	277,492
Drive Shack, Inc.†	8,300	11,620

		449,993

Hazardous Waste Disposal — 0.1%
Centrus Energy Corp., Class A†	975	42,364
Heritage-Crystal Clean, Inc.†	1,570	44,918
Sharps Compliance Corp.†	1,863	12,575
US Ecology, Inc.†	3,165	90,455

		190,312

Health Care Cost Containment — 0.1%
CorVel Corp.†	886	156,042

Healthcare Safety Devices — 0.0%
Retractable Technologies, Inc.†	1,742	9,511

Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,264	57,075
Flexsteel Industries, Inc.	659	16,416
Herman Miller, Inc.	7,473	288,607
Hooker Furniture Corp.	1,178	25,963
Lovesac Co.†	1,283	69,090
Purple Innovation, Inc.†	5,787	48,148
Sleep Number Corp.†	2,226	159,159

		664,458

Hotels/Motels — 0.2%
Bluegreen Vacations Holding Corp.†	1,439	43,127
Hilton Grand Vacations, Inc.†	8,598	420,098
Marcus Corp.†	2,294	38,654
Target Hospitality Corp.†	2,505	8,292

		510,171

Housewares — 0.0%
Lifetime Brands, Inc.	1,274	19,747
Tupperware Brands Corp.†	4,905	75,635

		95,382

Human Resources — 0.9%
AMN Healthcare Services, Inc.†	4,737	480,047
ASGN, Inc.†	5,115	587,560
Barrett Business Services, Inc.	751	48,064
Cross Country Healthcare, Inc.†	3,607	77,586
First Advantage Corp.†	5,530	93,568
Heidrick & Struggles International, Inc.	1,943	85,045
Insperity, Inc.	3,651	392,592
Kforce, Inc.	2,037	139,881
Korn Ferry	5,414	359,381
Resources Connection, Inc.	3,204	55,846
TriNet Group, Inc.†	4,073	347,020
TrueBlue, Inc.†	3,513	93,446
Willdan Group, Inc.†	1,119	35,204

		2,795,240

Identification Systems — 0.1%
Brady Corp., Class A	4,740	246,101

Security Description	Shares	Value (Note 2)
Independent Power Producers — 0.1%		$
Clearway Energy, Inc., Class A	3,503		108,068
Clearway Energy, Inc., Class C	8,245		277,692
FTC Solar, Inc.†	1,911		8,064

			393,824

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	4,910		29,705
GoPro, Inc., Class A†	12,936		114,613
Turtle Beach Corp.†	1,527		31,029

			175,347

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	2,820		119,624

Instruments-Controls — 0.0%
Allied Motion Technologies, Inc.	1,169		41,909

Instruments-Scientific — 0.0%
Fluidigm Corp.†	7,655		25,032

Insurance Brokers — 0.2%
BRP Group, Inc., Class A†	4,763		145,367
Crawford & Co., Class A	1,636		12,450
eHealth, Inc.†	2,481		54,210
Goosehead Insurance, Inc., Class A	1,817		179,120
Selectquote, Inc.†	13,467		99,521
Trean Insurance Group, Inc.†	1,773		14,308

			504,976

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	8,313		341,997
American National Group, Inc.	749		141,404
CNO Financial Group, Inc.	12,368		308,458
Independence Holding Co.	430		24,489
National Western Life Group, Inc., Class A	258		55,178
Trupanion, Inc.†	3,837		365,474

			1,237,000

Insurance-Multi-line — 0.1%
Citizens, Inc.†	5,015		23,821
Genworth Financial, Inc., Class A†	50,950		198,705

			222,526

Insurance-Property/Casualty — 1.0%
Ambac Financial Group, Inc.†	4,572		64,785
AMERISAFE, Inc.	1,926		101,153
Donegal Group, Inc., Class A	1,485		21,310
Employers Holdings, Inc.	2,811		109,910
Enstar Group, Ltd.†	1,247		330,555
HCI Group, Inc.	569		38,618
Heritage Insurance Holdings, Inc.	2,595		16,167
Horace Mann Educators Corp.	4,193		159,376
Investors Title Co.	131		26,199
James River Group Holdings, Ltd.	3,681		104,246
Kinsale Capital Group, Inc.	2,161		432,891
MetroMile, Inc.†	9,677		16,064
NI Holdings, Inc.†	861		16,617
Palomar Holdings, Inc.†	2,469		130,240
ProAssurance Corp.	5,401		129,408
RLI Corp.	4,021		421,320
Safety Insurance Group, Inc.	1,455		119,790
Selective Insurance Group, Inc.	5,972		471,191
State Auto Financial Corp.	1,793		92,698
Stewart Information Services Corp.	2,682		191,575

432

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Property/Casualty (continued)
Tiptree, Inc.	2,361	$29,253
United Fire Group, Inc.	2,113	52,698
United Insurance Holdings Corp.	2,043	8,254
Universal Insurance Holdings, Inc.	2,724	46,962

		3,131,280

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	3,186	180,901
Essent Group, Ltd.	10,888	496,929
Greenlight Capital Re, Ltd., Class A†	2,641	19,121
Maiden Holdings, Ltd.†	6,985	19,488
SiriusPoint, Ltd.†	8,896	75,349

		791,788

Internet Application Software — 0.0%
Tucows, Inc., Class A†	979	77,341
VirnetX Holding Corp.†	6,373	14,403

		91,744

Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	4,286	272,632

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	12,556	53,614

Internet Content-Information/News — 0.2%
Bright Health Group, Inc.†	5,333	14,826
FuboTV, Inc.†	13,595	146,010
HealthStream, Inc.†	2,541	61,873
LiveOne, Inc.†	5,925	5,559
TechTarget, Inc.†	2,625	217,718
Yelp, Inc.†	7,192	248,412

		694,398

Internet Financial Services — 0.1%
Open Lending Corp., Class A†	10,477	198,958

Internet Gambling — 0.0%
Esports Technologies, Inc.†	1,112	13,366
GAN, Ltd.†	4,031	27,774
Golden Nugget Online Gaming, Inc.†	4,008	32,224
NeoGames SA†	1,039	24,593

		97,957

Internet Infrastructure Software — 0.0%
Couchbase, Inc.†	988	23,149

Internet Security — 0.2%
Mimecast, Ltd.†	6,119	487,745

Investment Companies — 0.0%
Altus Midstream Co., Class A	328	20,674

Investment Management/Advisor Services — 0.8%
Artisan Partners Asset Management, Inc., Class A	5,882	254,161
AssetMark Financial Holdings, Inc.†	1,829	43,878
Associated Capital Group, Inc., Class A	169	7,588
Blucora, Inc.†	4,885	79,235
BrightSphere Investment Group, Inc.	5,828	125,768
Cohen & Steers, Inc.	2,499	208,741
Columbia Financial, Inc.†	3,951	83,643
Federated Hermes, Inc.	9,355	309,744
Focus Financial Partners, Inc., Class A†	5,987	301,505

Security Description	Shares	Value (Note 2)
Investment Management/Advisor Services (continued)
GAMCO Investors, Inc., Class A	511	$11,503
GCM Grosvenor, Inc., Class A	4,465	40,587
Hamilton Lane, Inc., Class A	3,505	317,062
Pzena Investment Management, Inc., Class A	1,674	16,974
Sculptor Capital Management, Inc.	2,227	43,649
StepStone Group, Inc., Class A	4,064	142,281
Virtus Investment Partners, Inc.	733	191,811
WisdomTree Investments, Inc.	13,532	75,915

		2,254,045

Lasers-System/Components — 0.2%
II-VI, Inc.†	10,646	674,956

Leisure Products — 0.0%
Escalade, Inc.	996	14,243
Johnson Outdoors, Inc., Class A	526	47,456

		61,699

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,516	288,176

Machine Tools & Related Products — 0.1%
Kennametal, Inc.	8,401	290,423
Luxfer Holdings PLC	2,768	47,277

		337,700

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	2,278	144,175
Hyster-Yale Materials Handling, Inc.	1,004	45,069
Manitowoc Co, Inc.†	3,449	62,944
Terex Corp.	6,876	286,867

		539,055

Machinery-Electrical — 0.2%
Argan, Inc.	1,499	55,688
Babcock & Wilcox Enterprises, Inc.†	5,577	39,597
Bloom Energy Corp., Class A†	14,294	215,553
Franklin Electric Co., Inc.	4,660	404,488

		715,326

Machinery-Farming — 0.1%
AgEagle Aerial Systems, Inc.†	6,818	8,181
Alamo Group, Inc.	999	140,709
Hydrofarm Holdings Group, Inc.†	3,911	76,695
Lindsay Corp.	1,095	138,244

		363,829

Machinery-General Industrial — 0.9%
Albany International Corp., Class A	3,092	258,831
Altra Industrial Motion Corp.	6,511	314,351
Applied Industrial Technologies, Inc.	3,860	378,203
Chart Industries, Inc.†	3,670	447,263
DXP Enterprises, Inc.†	1,739	49,648
Kadant, Inc.	1,158	241,999
Ranpak Holdings Corp.†	3,779	101,504
Tennant Co.	1,855	143,150
Welbilt, Inc.†	13,137	312,004
Zurn Water Solutions Corp.	12,194	372,405

		2,619,358

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	2,797	121,054

Machinery-Print Trade — 0.0%
Eastman Kodak Co.†	4,508	17,716

433

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Machinery-Pumps — 0.5%
Cactus, Inc., Class A	5,571	$269,971
CIRCOR International, Inc.†	1,850	51,374
CSW Industrials, Inc.	1,492	165,612
Gorman-Rupp Co.	2,282	91,531
Mueller Water Products, Inc., Class A	15,827	203,377
NN, Inc.†	4,294	16,360
SPX FLOW, Inc.	4,177	360,057
Watts Water Technologies, Inc., Class A	2,765	423,626

		1,581,908

Machinery-Thermal Process — 0.1%
GrafTech International, Ltd.	20,148	211,151
Thermon Group Holdings, Inc.†	3,312	56,801

		267,952

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	6,768	171,975

Medical Information Systems — 0.4%
1Life Healthcare, Inc.†	11,716	130,751
Alignment Healthcare, Inc.†	7,971	60,580
Allscripts Healthcare Solutions, Inc.†	12,211	246,906
Apollo Medical Holdings, Inc.†	3,788	195,006
Castlight Health, Inc., Class B†	12,389	25,274
Computer Programs & Systems, Inc.†	1,416	40,101
Convey Holding Parent, Inc.†	1,352	10,532
DarioHealth Corp.†	1,354	11,875
Health Catalyst, Inc.†	5,252	156,772
NantHealth, Inc.†	2,704	2,157
NextGen Healthcare, Inc.†	5,759	111,206
Privia Health Group, Inc.†	1,621	34,495
Schrodinger, Inc.†	4,553	129,077
Tabula Rasa HealthCare, Inc.†	2,258	24,364

		1,179,096

Medical Instruments — 0.2%
AngioDynamics, Inc.†	3,768	81,502
Apyx Medical Corp.†	3,134	36,041
Asensus Surgical, Inc.†	23,509	20,848
CVRx, Inc.†	816	6,773
Natus Medical, Inc.†	3,389	78,082
NuVasive, Inc.†	5,205	270,712
PROCEPT BioRobotics Corp.†	726	13,460
Pulmonx Corp.†	2,623	63,870
Silk Road Medical, Inc.†	3,450	113,194
Stereotaxis, Inc.†	4,986	27,473

		711,955

Medical Labs & Testing Services — 0.5%
Agiliti, Inc.†	2,361	45,166
Aveanna Healthcare Holdings, Inc.†	3,963	21,757
Fulgent Genetics, Inc.†	2,097	133,935
Inotiv, Inc.†	1,485	47,505
Invitae Corp.†	20,134	226,306
LifeStance Health Group, Inc.†	4,597	35,075
MEDNAX, Inc.†	7,649	187,018
Medpace Holdings, Inc.†	2,913	516,941
Neuronetics, Inc.†	2,564	9,179
OPKO Health, Inc.†	40,147	125,660
Personalis, Inc.†	3,618	41,209
SOC Telemed, Inc.†	6,102	4,389
Thorne HealthTech, Inc.†	675	3,631

Security Description	Shares	Value (Note 2)
Medical Labs & Testing Services (continued)
Vapotherm, Inc.†	2,286	$36,965
Viemed Healthcare, Inc.†	3,557	16,469

		1,451,205

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,767	64,336

Medical Products — 2.1%
Accuray, Inc.†	9,055	33,051
Acutus Medical, Inc.†	1,921	4,361
Alphatec Holdings, Inc.†	7,104	73,455
Apria, Inc.†	1,972	73,773
Artivion, Inc.†	3,820	67,996
AtriCure, Inc.†	4,501	295,446
Atrion Corp.	140	84,757
Avanos Medical, Inc.†	4,836	146,337
Avita Medical, Inc.†	2,440	23,595
AxoGen, Inc.†	3,885	33,838
Axonics, Inc.†	4,604	218,368
Bioventus, Inc., Class A†	2,817	36,706
Butterfly Network, Inc.†	12,546	72,767
Cardiovascular Systems, Inc.†	3,990	70,104
Castle Biosciences, Inc.†	2,141	92,598
Cerus Corp.†	16,900	90,584
ClearPoint Neuro, Inc.†	1,913	16,892
Cue Health Inc†	1,465	12,863
CytoSorbents Corp.†	4,143	15,412
Eargo, Inc.†	3,027	14,560
Glaukos Corp.†	4,575	243,573
Haemonetics Corp.†	5,069	245,086
Hanger, Inc.†	3,769	68,332
Inari Medical, Inc.†	3,458	254,370
InfuSystem Holdings, Inc.†	1,820	27,482
Inogen, Inc.†	1,992	59,222
Inspire Medical Systems, Inc.†	2,702	597,926
Integer Holdings Corp.†	3,301	258,831
Intersect ENT, Inc.†	3,346	91,680
Invacare Corp.†	3,382	7,610
iRadimed Corp.†	637	25,365
iRhythm Technologies, Inc.†	2,965	370,121
LeMaitre Vascular, Inc.	1,898	80,304
LivaNova PLC†	5,372	403,491
MiMedx Group, Inc.†	11,161	55,359
NanoString Technologies, Inc.†	4,558	158,254
NeuroPace, Inc.†	713	5,747
Nevro Corp.†	3,476	228,373
Omnicell, Inc.†	4,399	660,466
Orthofix Medical, Inc.†	1,902	57,821
OrthoPediatrics Corp.†	1,390	65,733
Paragon 28, Inc.†	911	13,711
PAVmed, Inc.†	7,302	12,559
Pulse Biosciences, Inc.†	1,398	17,000
RxSight, Inc.†	836	8,602
SeaSpine Holdings Corp.†	3,190	38,216
Shockwave Medical, Inc.†	3,390	491,448
SI-BONE, Inc.†	3,271	64,439
Sientra, Inc.†	5,833	16,391
Surmodics, Inc.†	1,359	62,079
Tactile Systems Technology, Inc.†	1,926	30,373
Talis Biomedical Corp.†	1,451	4,280
Treace Medical Concepts, Inc.†	3,022	54,819
Zynex, Inc.	2,151	17,032

		6,273,558

434

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene — 6.0%
2seventy Bio, Inc.†	2,262	$42,232
4D Molecular Therapeutics, Inc.†	2,806	44,335
89bio, Inc.†	992	5,843
9 Meters Biopharma, Inc.†	22,748	17,361
Absci Corp.†	1,394	9,382
ACADIA Pharmaceuticals, Inc.†	12,025	270,442
Acumen Pharmaceuticals, Inc.†	1,009	5,166
Adagio Therapeutics, Inc.†	2,122	15,236
Adicet Bio, Inc.†	2,101	26,515
Adverum Biotechnologies, Inc.†	8,728	14,401
Aerovate Therapeutics, Inc.†	1,012	11,962
Affimed NV†	11,663	47,585
Agenus, Inc.†	22,023	60,783
Akero Therapeutics, Inc.†	2,583	45,254
Akouos, Inc.†	2,412	15,606
Akoya Biosciences, Inc.†	1,348	15,313
Albireo Pharma, Inc.†	1,695	48,291
Alder Biopharmaceuticals, Inc. CVR(1)	7,560	6,653
Aldeyra Therapeutics, Inc.†	4,876	17,895
Aligos Therapeutics, Inc.†	2,122	6,769
Allakos, Inc.†	3,564	24,093
Allogene Therapeutics, Inc.†	6,832	78,226
Allovir, Inc.†	2,963	24,178
Alpha Teknova, Inc.†	700	11,046
Alpine Immune Sciences, Inc.†	1,167	9,920
Altimmune, Inc.†	3,983	32,143
ALX Oncology Holdings, Inc.†	1,781	28,496
Amicus Therapeutics, Inc.†	26,422	248,631
AnaptysBio, Inc.†	1,937	61,926
Anavex Life Sciences Corp.†	6,740	88,159
Angion Biomedica Corp.†	2,187	5,905
ANI Pharmaceuticals, Inc.†	1,099	44,422
Annexon, Inc.†	3,133	23,498
Apellis Pharmaceuticals, Inc.†	7,182	289,219
Applied Molecular Transport, Inc.†	2,513	23,672
Applied Therapeutics, Inc.†	1,780	5,482
Arbutus Biopharma Corp.†	8,073	22,685
Arcturus Therapeutics Holdings, Inc.†	2,121	55,422
Arcus Biosciences, Inc.†	4,504	138,723
Arcutis Biotherapeutics, Inc.†	2,779	41,991
Ardelyx, Inc.†	9,708	8,021
Arena Pharmaceuticals, Inc.†	6,208	571,012
Arrowhead Pharmaceuticals, Inc.†	10,184	537,308
Atara Biotherapeutics, Inc.†	8,732	134,124
Atea Pharmaceuticals, Inc.†	6,489	46,331
Athersys, Inc.†	20,576	20,370
Athira Pharma, Inc.†	3,240	33,372
Atossa Therapeutics, Inc.†	11,754	16,103
Atreca, Inc., Class A†	2,610	5,533
Aura Biosciences, Inc.†	548	10,001
Avalo Therapeutics, Inc.†	6,260	6,153
Avid Bioservices, Inc.†	6,068	114,503
Avidity Biosciences, Inc.†	3,784	62,890
Avrobio, Inc.†	3,807	7,386
Axsome Therapeutics, Inc.†	2,792	76,612
Beam Therapeutics, Inc.†	5,143	355,947
Berkeley Lights, Inc.†	4,877	47,356
BioAtla, Inc.†	1,560	14,914
BioCryst Pharmaceuticals, Inc.†	18,089	279,475
Biodesix, Inc.†	1,234	4,924
Biohaven Pharmaceutical Holding Co., Ltd.†	5,596	743,541

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Biomea Fusion, Inc.†	2,178	$15,594
Black Diamond Therapeutics, Inc.†	2,288	9,541
Bluebird Bio, Inc.†	6,786	53,542
Blueprint Medicines Corp.†	5,879	453,271
Bolt Biotherapeutics, Inc.†	2,299	8,828
Bridgebio Pharma, Inc.†	10,661	105,224
Brooklyn ImmunoTherapeutics, Inc.†	2,981	8,108
C4 Therapeutics, Inc.†	3,882	94,837
Cara Therapeutics, Inc.†	4,464	51,693
Cardiff Oncology, Inc.†	3,826	12,932
Caribou Biosciences, Inc.†	2,037	21,857
Cassava Sciences, Inc.†	3,844	170,097
CEL-SCI Corp.†	3,612	21,816
Celldex Therapeutic,s Inc.†	4,620	143,266
Century Therapeutics, Inc.†	1,187	15,467
Cerevel Therapeutics Holdings, Inc.†	4,093	106,582
ChemoCentryx, Inc.†	5,425	145,878
Chinook Therapeutics, Inc.†	3,926	50,645
ChromaDex Corp.†	4,709	13,232
Clene, Inc.†	2,059	5,786
Codex DNA, Inc.†	779	6,107
Codiak Biosciences, Inc.†	1,598	10,579
Cogent Biosciences, Inc†	3,733	28,221
Cortexyme, Inc.†	2,004	12,184
Crinetics Pharmaceuticals, Inc.†	4,630	87,461
Cue Biopharma, Inc.†	3,091	22,843
Cullinan Oncology, Inc.†	2,600	35,048
Curis, Inc.†	8,702	27,759
Cymabay Therapeutics, Inc.†	6,964	20,753
Cyteir Therapeutics, Inc.†	840	5,107
Cytek Biosciences, Inc.†	1,613	23,485
CytomX Therapeutics, Inc.†	6,516	29,974
Day One Biopharmaceuticals, Inc.†	1,108	16,343
Deciphera Pharmaceuticals, Inc.†	3,954	33,332
Denali Therapeutics, Inc.†	9,141	312,805
Design Therapeutics, Inc.†	2,672	33,774
DICE Therapeutics, Inc.†	1,399	23,825
Dynavax Technologies Corp.†	10,832	140,491
Dyne Therapeutics, Inc.†	3,017	22,386
Edgewise Therapeutics, Inc.†	3,887	52,863
Editas Medicine, Inc.†	6,871	130,824
Eiger BioPharmaceuticals, Inc.†	3,216	13,893
Eliem Therapeutics, Inc.†	709	6,409
Emergent BioSolutions, Inc.†	4,922	230,350
Entrada Therapeutics, Inc.†	920	10,184
Epizyme, Inc.†	9,191	11,305
Erasca, Inc.†	2,117	25,086
Esperion Therapeutics, Inc.†	2,720	11,669
Evelo Biosciences, Inc.†	3,051	14,370
Evolus, Inc.†	3,336	24,753
Exagen, Inc.†	1,037	10,194
EyePoint Pharmaceuticals, Inc.†	2,123	19,893
Fate Therapeutics, Inc.†	8,154	338,473
FibroGen, Inc.†	8,652	130,559
Finch Therapeutics Group, Inc.†	760	6,445
Forma Therapeutics Holdings, Inc.†	3,413	40,410
Forte Biosciences, Inc.†	1,133	1,915
Frequency Therapeutics, Inc.†	3,214	17,259
Gemini Therapeutics, Inc.†	2,201	4,314
Generation Bio Co.†	4,402	28,613
Geron Corp.†	30,621	34,296
Global Blood Therapeutics, Inc.†	6,224	179,562
Gossamer Bio, Inc.†	6,247	59,909

435

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Graphite Bio, Inc.†	1,633	$15,252
Greenwich Lifesciences, Inc.†	411	7,591
GT Biopharma, Inc.†	1,783	5,581
Halozyme Therapeutics, Inc.†	13,911	481,460
Harvard Bioscience, Inc.†	3,947	22,972
Homology Medicines, Inc.†	4,214	15,676
Humanigen, Inc.†	4,903	12,650
iBio, Inc.†	21,713	10,392
Icosavax, Inc.†	1,344	20,509
IGM Biosciences, Inc.†	824	14,585
Ikena Oncology, Inc.†	2,784	27,088
Imago Biosciences, Inc.†	980	19,816
Immunic, Inc.†	1,881	22,177
ImmunityBio, Inc.†	6,862	39,937
ImmunoGen, Inc.†	19,873	112,282
Immunovant, Inc.†	4,028	28,156
Impel Neuropharma, Inc.†	541	4,707
Infinity Pharmaceuticals, Inc.†	8,795	10,906
Inhibrx, Inc.†	2,805	74,501
Innoviva, Inc.†	4,357	69,843
Inovio Pharmaceuticals, Inc.†	20,774	86,004
Inozyme Pharma, Inc.†	1,446	9,659
Insmed, Inc.†	11,866	269,121
Instil Bio, Inc.†	5,433	63,077
Intercept Pharmaceuticals, Inc.†	2,509	41,123
Intra-Cellular Therapies, Inc.†	7,934	376,786
IsoPlexis Corp.†	845	5,205
iTeos Therapeutics, Inc.†	2,029	74,302
IVERIC bio, Inc.†	11,559	161,132
Janux Therapeutics, Inc.†	1,329	20,241
Kaleido Biosciences, Inc.†	1,946	3,425
Karuna Therapeutics, Inc.†	2,231	247,775
Karyopharm Therapeutics, Inc.†	7,234	64,383
KemPharm, Inc.†	2,978	21,471
Keros Therapeutics, Inc.†	1,568	72,708
Kezar Life Sciences, Inc.†	3,515	46,328
Kiniksa Pharmaceuticals, Ltd., Class A†	2,930	32,904
Kinnate Biopharma, Inc.†	2,586	28,394
Kodiak Sciences, Inc.†	3,365	197,526
Kronos Bio, Inc.†	3,900	35,490
Krystal Biotech, Inc.†	1,802	106,318
Kymera Therapeutics, Inc.†	3,452	144,984
Lexicon Pharmaceuticals, Inc.†	7,033	22,295
Ligand Pharmaceuticals, Inc.†	1,515	188,814
Lineage Cell Therapeutics, Inc.†	12,600	19,908
Lucid Diagnostics, Inc.†	507	1,633
MacroGenics, Inc.†	6,033	74,508
Magenta Therapeutics, Inc.†	3,006	9,830
MaxCyte, Inc.†	9,642	62,287
MEI Pharma, Inc.†	10,892	21,022
MeiraGTx Holdings PLC†	2,993	44,865
Mersana Therapeutics, Inc.†	7,191	34,301
Mind Medicine MindMed, Inc.†	34,960	39,155
MiNK Therapeutics, Inc.†	196	645
Molecular Templates, Inc.†	3,715	11,442
Monte Rosa Therapeutics, Inc.†	1,212	15,344
Mustang Bio, Inc.†	7,316	8,633
Myriad Genetics, Inc.†	7,972	209,584
NeoGenomics, Inc.†	11,393	256,798
NGM Biopharmaceuticals, Inc.†	3,166	50,054
Nkarta, Inc.†	1,418	14,052

Security Description	Shares	Value (Note 2)
Medical-Biomedical/Gene (continued)
Nurix Therapeutics, Inc.†	3,147	$58,597
Nuvalent, Inc., Class A†	1,076	14,515
Nuvation Bio, Inc.†	15,971	97,423
Olema Pharmaceuticals, Inc.†	2,531	16,274
Omega Therapeutics, Inc.†	760	8,634
Omeros Corp.†	6,058	36,348
Oncocyte Corp.†	6,046	10,278
Oncorus, Inc.†	2,052	7,120
Oncternal Therapeutics, Inc.†	4,446	8,314
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	3,832	29,468
Oyster Point Pharma, Inc.†	1,116	13,381
Phathom Pharmaceuticals, Inc.†	2,035	34,188
Pliant Therapeutics Inc†	2,417	28,351
Portage Biotech, Inc.†	502	4,357
Poseida Therapeutics, Inc.†	2,890	13,728
Praxis Precision Medicines, Inc.†	3,347	49,736
Precigen, Inc.†	9,529	24,585
Precision BioSciences, Inc.†	5,078	24,222
Prelude Therapeutics Inc†	1,087	10,794
Prothena Corp. PLC†	3,632	123,779
Provention Bio, Inc.†	5,572	29,866
PTC Therapeutics, Inc.†	6,979	280,695
Puma Biotechnology, Inc.†	3,243	7,978
Pyxis Oncology, Inc.†	1,068	10,189
Radius Health, Inc.†	4,704	35,656
Rain Therapeutics, Inc.†	1,599	13,719
Rallybio Corp.†	723	8,792
RAPT Therapeutics, Inc.†	2,141	46,288
Recursion Pharmaceuticals, Inc., Class A†	11,580	137,107
REGENXBIO, Inc.†	3,966	104,702
Relay Therapeutics, Inc.†	7,030	155,574
Replimune Group, Inc.†	2,988	59,252
REVOLUTION Medicines, Inc.†	5,968	128,431
Rigel Pharmaceuticals, Inc.†	17,166	43,945
Rocket Pharmaceuticals, Inc.†	4,142	68,923
Rubius Therapeutics, Inc.†	4,615	31,151
Sana Biotechnology, Inc.†	8,675	75,993
Sangamo Therapeutics, Inc.†	11,930	71,938
Scholar Rock Holding Corp.†	2,837	50,527
Seelos Therapeutics, Inc.†	9,870	11,252
Seer, Inc.†	4,181	65,767
Selecta Biosciences, Inc.†	9,248	23,120
Sensei Biotherapeutics, Inc.†	2,100	10,122
Sesen Bio, Inc.†	20,226	14,985
Shattuck Labs, Inc.†	2,673	18,470
Sigilon Therapeutics, Inc.†	1,527	2,978
Silverback Therapeutics, Inc.†	2,060	10,032
Singular Genomics Systems, Inc.†	1,209	9,370
Solid Biosciences, Inc.†	5,991	7,309
Sorrento Therapeutics, Inc.†	30,015	103,552
SpringWorks Therapeutics, Inc.†	2,933	163,309
Spruce Biosciences, Inc.†	873	2,217
SQZ Biotechnologies Co.†	2,287	18,342
Stoke Therapeutics, Inc.†	1,918	36,346
Surface Oncology, Inc.†	3,551	13,316
Sutro Biopharma, Inc.†	4,356	46,522
Syndax Pharmaceuticals, Inc.†	4,518	73,824
Talaris Therapeutics, Inc.†	2,142	20,199
Tarsus Pharmaceuticals, Inc.†	847	16,999
Taysha Gene Therapies, Inc.†	2,275	18,086
TCR2 Therapeutics, Inc.†	3,065	10,237

436

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
Tenaya Therapeutics, Inc.†	1,399	$16,676
Terns Pharmaceuticals, Inc.†	1,378	8,640
TG Therapeutics, Inc.†	13,014	150,572
Theravance Biopharma, Inc.†	6,028	54,915
Theseus Pharmaceuticals, Inc.†	1,156	10,670
TransMedics Group, Inc.†	2,604	41,325
Travere Therapeutics, Inc.†	5,932	163,130
Turning Point Therapeutics, Inc.†	4,620	172,003
Twist Bioscience Corp.†	4,744	281,888
Tyra Biosciences, Inc.†	1,222	16,020
UroGen Pharma, Ltd.†	1,960	15,131
Vaxart, Inc.†	12,297	60,870
VBI Vaccines, Inc.†	18,937	32,193
Ventyx Biosciences, Inc.†	1,049	17,057
Vera Therapeutics, Inc.†	994	19,810
Veracyte, Inc.†	6,779	206,149
Verastem, Inc.†	17,319	26,498
Vericel Corp.†	4,671	166,194
Veru, Inc.†	6,471	33,649
Verve Therapeutics, Inc.†	1,588	45,766
Viking Therapeutics, Inc.†	6,873	25,499
Vincerx Pharma, Inc.†	1,651	11,871
Vir Biotechnology, Inc.†	6,040	207,353
Viracta Therapeutics, Inc.†	3,642	9,761
VistaGen Therapeutics, Inc.†	19,495	31,777
Vor BioPharma, Inc.†	1,906	15,725
Wave Life Sciences, Ltd.†	4,448	9,741
Werewolf Therapeutics, Inc.†	2,653	24,169
XBiotech, Inc.	1,530	16,478
Xencor, Inc.†	5,680	195,222
Xilio Therapeutics, Inc.†	746	10,153
XOMA Corp.†	605	12,536
Y-mAbs Therapeutics, Inc.†	3,511	34,724
Zentalis Pharmaceuticals, Inc.†	3,664	209,141
ZIOPHARM Oncology, Inc.†	21,061	22,746

		18,141,939

Medical-Drugs — 1.6%
Aclaris Therapeutics, Inc.†	5,125	55,965
Aduro Biotech Holding, Inc. CVR(1)	1,482	0
Aeglea BioTherapeutics, Inc.†	4,060	17,458
Aerie Pharmaceuticals, Inc.†	4,253	31,302
Alector, Inc.†	5,869	93,082
Alkermes PLC†	16,118	411,009
Amphastar Pharmaceuticals, Inc.†	3,719	85,872
Ampio Pharmaceuticals, Inc.†	19,576	10,133
Athenex, Inc.†	8,688	8,862
Beyondspring, Inc.†	2,250	7,267
Bioxcel Therapeutics, Inc.†	1,732	29,271
Catalyst Pharmaceuticals, Inc.†	9,756	56,195
Chimerix, Inc.†	7,334	41,877
Citius Pharmaceuticals, Inc.†	11,409	17,228
Clovis Oncology, Inc.†	11,333	23,119
Coherus Biosciences, Inc.†	6,532	80,735
Collegium Pharmaceutical, Inc.†	3,468	61,904
Corcept Therapeutics, Inc.†	9,616	180,492
Cytokinetics, Inc.†	7,966	264,392
Durect Corp.†	22,729	17,204
Eagle Pharmaceuticals, Inc.†	1,149	52,785
Enanta Pharmaceuticals, Inc.†	1,936	115,037
Foghorn Therapeutics, Inc.†	1,965	30,222
Fortress Biotech, Inc.†	7,478	15,629

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
Fulcrum Therapeutics, Inc.†	2,761	$33,574
Gritstone Bio, Inc.†	4,293	23,440
Harmony Biosciences Holdings, Inc.†	2,308	82,765
Harpoon Therapeutics, Inc.†	1,879	9,940
Hookipa Pharma, Inc.†	1,929	2,893
Ideaya Biosciences, Inc.†	3,291	54,532
Immuneering Corp., Class A†	845	8,450
Intellia Therapeutics, Inc.†	7,009	662,841
Ironwood Pharmaceuticals, Inc.†	14,748	164,440
Jounce Therapeutics, Inc.†	3,312	24,774
Kala Pharmaceuticals, Inc.†	4,858	4,298
KalVista Pharmaceuticals, Inc.†	2,250	28,395
Kura Oncology, Inc.†	6,384	89,951
Landos Biopharma, Inc.†	470	1,612
Lyell Immunopharma, Inc.†	2,374	13,484
Madrigal Pharmaceuticals, Inc.†	1,183	68,117
Marinus Pharmaceuticals, Inc.†	3,711	37,852
Mirum Pharmaceuticals, Inc.†	362	6,896
Morphic Holding, Inc.†	2,126	90,206
Neoleukin Therapeutics, Inc.†	3,538	12,631
NexImmune, Inc.†	1,774	5,624
Ocular Therapeutix, Inc.†	7,702	43,593
ORIC Pharmaceuticals, Inc.†	3,177	31,420
Pacira BioSciences, Inc.†	4,438	278,573
Paratek Pharmaceuticals, Inc.†	4,921	19,930
Passage Bio, Inc.†	3,726	18,742
PetIQ, Inc.†	2,704	55,270
Phibro Animal Health Corp., Class A	2,054	39,642
PMV Pharmaceuticals Inc†	2,635	42,318
Prestige Consumer Healthcare, Inc.†	5,032	284,056
Progenics Pharmaceuticals, Inc. CVR(1)	9,786	475
Protagonist Therapeutics, Inc.†	4,494	131,629
Reata Pharmaceuticals, Inc., Class A†	2,758	77,555
Relmada Therapeutics, Inc.†	1,573	28,927
Reneo Pharmaceuticals, Inc.†	873	5,421
Rhythm Pharmaceuticals, Inc.†	4,426	32,797
Seres Therapeutics, Inc.†	6,993	58,322
SIGA Technologies, Inc.†	4,847	31,554
Spectrum Pharmaceuticals, Inc.†	16,381	11,488
Spero Therapeutics, Inc.†	2,431	28,856
Summit Therapeutics, Inc.†	2,648	5,826
Supernus Pharmaceuticals, Inc.†	4,936	152,276
Syros Pharmaceuticals, Inc.†	5,784	11,452
TherapeuticsMD, Inc.†	39,172	11,889
Tonix Pharmaceuticals Holding Corp.†	44,544	10,824
Trevena, Inc.†	16,431	8,930
Vanda Pharmaceuticals, Inc.†	5,506	83,471
Vaxcyte, Inc.†	4,059	77,283
Verrica Pharmaceuticals, Inc.†	1,316	10,778
Zogenix, Inc.†	5,635	146,566

		4,873,618

Medical-Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	10,019	44,384
Arvinas, Inc.†	4,733	338,362
Endo International PLC†	23,030	73,466
Prometheus Biosciences, Inc.†	3,011	108,185

		564,397

Medical-HMO — 0.1%
Ontrak, Inc.†	935	3,235
Tivity Health, Inc.†	4,422	112,496
Triple-S Management Corp., Class B†	2,286	82,273

		198,004

437

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Hospitals — 0.5%
Community Health Systems, Inc.†	12,485	$158,435
Select Medical Holdings Corp.	11,103	257,923
Surgery Partners, Inc.†	3,415	145,718
Tenet Healthcare Corp.†	10,672	791,008

		1,353,084

Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,280	398,270
Innovage Holding Corp.†	1,842	9,615
National HealthCare Corp.	1,262	82,535
Pennant Group, Inc.†	2,575	42,797

		533,217

Medical-Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	1,547	123,497
American Well Corp., Class A†	18,398	87,022
Joint Corp.†	1,389	75,062
LHC Group, Inc.†	3,069	380,863
ModivCare, Inc.†	1,248	144,681

		811,125

Medical-Wholesale Drug Distribution — 0.2%
AdaptHealth Corp.†	7,201	136,099
Covetrus, Inc.†	10,399	187,910
Owens & Minor, Inc.	7,289	306,794

		630,803

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	2,499	118,902
Helios Technologies, Inc.	3,249	248,971
Lawson Products, Inc.†	478	23,259
Mayville Engineering Co., Inc.†	900	10,323
Mueller Industries, Inc.	5,646	291,672
Park-Ohio Holdings Corp.	855	17,305
Proto Labs, Inc.†	2,792	140,103
RBC Bearings, Inc.†	2,810	507,121
Standex International Corp.	1,202	119,419
Tredegar Corp.	2,633	30,938
TriMas Corp.	4,343	150,963
Xometry, Inc., Class A†	810	41,796

		1,700,772

Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	942	20,055
Ryerson Holding Corp.	1,651	33,845
Worthington Industries, Inc.	3,320	179,878

		233,778

Metal-Aluminum — 0.3%
Arconic Corp.†	10,737	332,095
Century Aluminum Co.†	5,161	79,170
Constellium SE†	12,487	218,398
Kaiser Aluminum Corp.	1,588	152,051

		781,714

Metal-Diversified — 0.0%
PolyMet Mining Corp.†	2,901	7,398

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	7,332	340,791
John Bean Technologies Corp.	3,154	425,790
Sight Sciences, Inc.†	1,120	16,386

		782,967

Security Description	Shares	Value (Note 2)
Motion Pictures & Services — 0.1%
Chicken Soup For The Soul Entertainment, Inc.†	731	$7,434
Eros STX Global Corp.†	31,918	6,799
IMAX Corp.†	5,007	86,371
Lions Gate Entertainment Corp., Class A†	5,852	91,759
Lions Gate Entertainment Corp., Class B†	11,868	173,035

		365,398

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	4,565	117,549

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	4,994	240,661

Multimedia — 0.1%
E.W. Scripps Co., Class A†	5,758	118,039
Entravision Communications Corp., Class A	6,046	36,639

		154,678

Networking Products — 0.3%
A10 Networks, Inc.	6,038	89,362
Calix, Inc.†	5,545	278,802
Extreme Networks, Inc.†	12,762	161,950
Infinera Corp.†	18,383	154,785
NeoPhotonics Corp.†	5,152	79,135
NETGEAR, Inc.†	2,910	80,520

		844,554

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	839	58,621

Non-Ferrous Metals — 0.1%
Energy Fuels, Inc.†	15,538	95,870
Ur-Energy, Inc.†	18,180	21,452
Uranium Energy Corp.†	25,746	67,197

		184,519

Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc., Class A†	4,944	375,645

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	17,672	108,860

Office Furnishings-Original — 0.1%
CompX International, Inc.	161	3,634
HNI Corp.	4,374	183,445
Interface, Inc.	5,841	77,452
Kimball International, Inc., Class B	3,628	35,627
Steelcase, Inc., Class A	8,739	107,839

		407,997

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	9,365	76,231

Oil & Gas Drilling — 0.2%
Helmerich & Payne, Inc.	10,581	303,675
Nabors Industries, Ltd.†	710	73,492
Patterson-UTI Energy, Inc.	18,745	186,700

		563,867

Oil Companies-Exploration & Production — 2.7%
Antero Resources Corp.†	28,755	561,585
Berry Corp.	6,776	58,883
Brigham Minerals, Inc., Class A	4,386	94,913
California Resources Corp.	8,152	347,438

438

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Companies-Exploration & Production (continued)
Callon Petroleum Co.†	4,777	$236,175
Centennial Resource Development, Inc., Class A†	18,512	144,579
Chesapeake Energy Corp.	10,551	719,262
Civitas Resources, Inc.	4,367	238,002
CNX Resources Corp.†	21,079	312,602
Comstock Resources, Inc.†	9,202	71,592
Crescent Energy, Inc.†	2,952	39,173
Denbury, Inc.†	5,070	380,960
Earthstone Energy, Inc., Class A†	2,547	34,792
Falcon Minerals Corp.	3,955	20,447
HighPeak Energy, Inc.	515	9,152
Kosmos Energy, Ltd.†	45,086	195,222
Laredo Petroleum, Inc.†	1,264	84,890
Magnolia Oil & Gas Corp., Class A	14,491	313,440
Matador Resources Co.	11,128	498,201
Northern Oil and Gas, Inc.	5,261	123,739
Oasis Petroleum, Inc.	1,993	269,912
Ovintiv, Inc.	26,341	1,022,031
PDC Energy, Inc.	9,796	580,609
Range Resources Corp.†	24,026	462,500
Ranger Oil Corp.†	2,133	66,144
Riley Exploration Permian, Inc.	248	6,649
SM Energy Co.	12,056	395,557
Southwestern Energy Co.†	102,120	449,328
Talos Energy, Inc.†	3,705	39,421
Tellurian, Inc.†	37,242	93,477
W&T Offshore, Inc.†	9,429	40,356
Whiting Petroleum Corp.†	3,958	293,882

		8,204,913

Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	14,726	465,342

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,528	89,223
US Silica Holdings, Inc.†	7,381	70,489

		159,712

Oil Refining & Marketing — 0.1%
CVR Energy, Inc.	2,974	58,082
Delek US Holdings, Inc.†	6,597	102,386
Par Pacific Holdings, Inc.†	4,496	63,394
PBF Energy, Inc., Class A†	9,679	153,315

		377,177

Oil-Field Services — 0.6%
Archrock, Inc.	13,552	114,379
Bristow Group, Inc.†	2,377	78,084
ChampionX Corp.†	20,382	456,557
DMC Global, Inc.†	1,867	75,315
Expro Group Holdings NV†	4,670	73,132
FTS International, Inc., Class A†	893	23,531
Helix Energy Solutions Group, Inc.†	14,382	50,768
Liberty Oilfield Services, Inc., Class A†	9,132	110,497
Matrix Service Co.†	2,617	18,999
MRC Global, Inc.†	8,089	59,939
National Energy Services Reunited Corp.†	3,815	37,883
Newpark Resources, Inc.†	9,074	32,213
NexTier Oilfield Solutions, Inc.†	17,379	104,622
NOW, Inc.†	11,077	98,475
Oceaneering International, Inc.†	10,008	130,404

Security Description	Shares	Value (Note 2)
Oil-Field Services (continued)
Oil States International, Inc.†	6,089	$38,178
ProPetro Holding Corp.†	8,670	91,122
RPC, Inc.†	6,788	40,117
Select Energy Services, Inc., Class A†	6,279	41,881
Solaris Oilfield Infrastructure, Inc., Class A	3,142	24,225
TETRA Technologies, Inc.†	12,331	36,130
Tidewater, Inc.†	4,123	58,505

		1,794,956

Optical Supplies — 0.1%
STAAR Surgical Co.†	4,775	347,238

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	1,657	52,394
Glatfelter Corp.	4,400	76,384
Neenah, Inc.	1,694	78,093
Schweitzer-Mauduit International, Inc.	3,146	95,230
Verso Corp., Class A	2,681	72,065

		374,166

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	5,083	212,469

Pharmacy Services — 0.1%
Option Care Health, Inc.†	15,973	373,289

Physical Therapy/Rehabilitation Centers — 0.0%
U.S. Physical Therapy, Inc.	1,284	124,253

Physicians Practice Management — 0.0%
Accolade, Inc.†	5,058	96,608

Pipelines — 0.2%
Equitrans Midstream Corp.	41,097	333,296
Golar LNG, Ltd.†	10,168	145,911

		479,207

Pollution Control — 0.0%
CECO Environmental Corp.†	3,126	19,725

Poultry — 0.1%
Sanderson Farms, Inc.	2,042	375,728

Power Converter/Supply Equipment — 0.0%
Blink Charging Co.†	3,669	76,719
Powell Industries, Inc.	915	27,322

		104,041

Precious Metals — 0.1%
Coeur Mining, Inc.†	25,714	120,599
Hecla Mining Co.	53,419	264,958

		385,557

Printing-Commercial — 0.1%
Cimpress PLC†	1,767	118,778
Deluxe Corp.	4,232	127,383
Ennis, Inc.	2,564	48,537
RR Donnelley & Sons Co.†	7,120	78,462

		373,160

Private Corrections — 0.0%
CoreCivic, Inc.†	12,053	121,856

Professional Sports — 0.1%
Hall of Fame Resort & Entertainment Co.†	5,597	6,493
Liberty Media Corp. — Liberty Braves, Series A†	1,007	28,246
Liberty Media Corp. — Liberty Braves, Series C†	3,672	99,144

439

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Professional Sports (continued)
Madison Square Garden Entertainment Corp.†	2,624	$185,858

		319,741

Protection/Safety — 0.2%
Alarm.com Holdings, Inc.†	4,752	354,357
ShotSpotter, Inc.†	851	22,441
Vivint Smart Home, Inc.†	9,206	66,283

		443,081

Publishing-Books — 0.1%
Houghton Mifflin Harcourt Co.†	12,775	230,078
Scholastic Corp.	2,650	108,703

		338,781

Publishing-Newspapers — 0.2%
Gannett Co, Inc.†	14,139	68,716
TEGNA, Inc.	22,226	430,295

		499,011

Publishing-Periodicals — 0.0%
Thryv Holdings, Inc.†	770	24,971
Value Line, Inc.	98	5,780

		30,751

Quarrying — 0.1%
Compass Minerals International, Inc.	3,437	183,536

Radio — 0.1%
Audacy, Inc.†	11,853	28,684
iHeartMedia, Inc., Class A†	11,253	226,748

		255,432

Real Estate Investment Trusts — 7.2%
Acadia Realty Trust	8,727	172,707
AFC Gamma, Inc.	1,246	24,534
Agree Realty Corp.	6,920	452,430
Alexander & Baldwin, Inc.	7,282	167,122
Alexander’s, Inc.	215	56,603
American Assets Trust, Inc.	5,018	180,497
American Finance Trust, Inc.	12,476	103,052
Apartment Investment & Management Co., Class A†	15,190	106,786
Apollo Commercial Real Estate Finance, Inc.	14,101	192,479
Apple Hospitality REIT, Inc.	21,545	347,521
Arbor Realty Trust, Inc.	14,462	253,230
Ares Commercial Real Estate Corp.	4,397	64,592
Armada Hoffler Properties, Inc.	6,068	85,134
ARMOUR Residential REIT, Inc.	8,945	83,904
Ashford Hospitality Trust, Inc.†	1,708	13,305
Blackstone Mtg. Trust, Inc., Class A	15,808	496,687
Braemar Hotels & Resorts, Inc.†	5,741	30,714
Brandywine Realty Trust	17,053	219,302
BrightSpire Capital, Inc.	8,483	79,655
Broadmark Realty Capital, Inc.	12,908	121,077
Broadstone Net Lease, Inc.	15,816	365,508
BRT Apartments Corp.	1,144	25,385
CareTrust REIT, Inc.	9,698	205,695
CatchMark Timber Trust, Inc., Class A	4,915	40,303
Centerspace	1,436	136,966
Chatham Lodging Trust†	4,804	63,749
Chimera Investment Corp.	23,677	343,316
City Office REIT, Inc.	4,292	76,526

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Clipper Realty, Inc.	1,226	$11,242
Community Healthcare Trust, Inc.	2,400	108,816
CorePoint Lodging, Inc.†	3,953	62,102
Corporate Office Properties Trust	11,352	286,752
CTO Realty Growth, Inc.	596	34,920
DiamondRock Hospitality Co.†	21,019	196,528
DigitalBridge Group, Inc.†	48,761	355,955
Diversified Healthcare Trust	23,849	72,739
Dynex Capital, Inc.	3,627	58,322
Easterly Government Properties, Inc.	8,702	182,481
EastGroup Properties, Inc.	4,061	811,834
Ellington Financial, Inc.	5,410	96,136
Empire State Realty Trust, Inc., Class A	14,371	128,189
Equity Commonwealth†	11,787	306,933
Essential Properties Realty Trust, Inc.	12,172	323,167
Farmland Partners, Inc.	2,875	32,746
Four Corners Property Trust, Inc.	7,764	210,171
Franklin BSP Realty Trust, Inc.	3,617	48,721
Franklin Street Properties Corp.	10,205	56,638
GEO Group, Inc.	11,838	79,670
Getty Realty Corp.	4,093	121,439
Gladstone Commercial Corp.	3,713	86,104
Gladstone Land Corp.	3,147	95,921
Global Medical REIT, Inc.	6,016	101,731
Global Net Lease, Inc.	10,482	150,312
Granite Point Mtg. Trust, Inc.	5,370	64,977
Great Ajax Corp.	2,180	28,427
Healthcare Realty Trust, Inc.	14,827	459,934
Hersha Hospitality Trust†	3,245	29,270
Independence Realty Trust, Inc.	10,565	242,889
INDUS Realty Trust, Inc.	579	45,480
Industrial Logistics Properties Trust	6,529	149,710
Innovative Industrial Properties, Inc.	2,382	472,089
Invesco Mtg. Capital, Inc.	31,553	84,562
iStar, Inc.	6,747	144,858
Kite Realty Group Trust	21,812	455,435
KKR Real Estate Finance Trust, Inc.	3,552	75,800
Ladder Capital Corp.	11,419	135,772
LTC Properties, Inc.	3,912	141,106
LXP Industrial Trust	28,087	418,215
Macerich Co.	21,492	355,478
MFA Financial, Inc.	44,486	205,970
Monmouth Real Estate Investment Corp.	9,573	200,937
National Health Investors, Inc.	4,397	254,279
National Storage Affiliates Trust	8,164	502,576
NETSTREIT Corp.	3,988	90,129
New York Mtg. Trust, Inc.	38,151	143,066
NexPoint Residential Trust, Inc.	2,246	178,108
Office Properties Income Trust	4,812	122,610
One Liberty Properties, Inc.	1,619	49,379
Orchid Island Capital, Inc.	13,657	55,038
Outfront Media, Inc.	14,625	363,285
Paramount Group, Inc.	18,761	163,033
Pebblebrook Hotel Trust	13,064	282,836
PennyMac Mtg. Investment Trust	9,848	175,491
Phillips Edison & Co., Inc.	1,883	59,352
Physicians Realty Trust	22,156	404,569
Piedmont Office Realty Trust, Inc., Class A	12,463	221,343
Plymouth Industrial REIT, Inc.	3,142	90,332
Postal Realty Trust, Inc., Class A	1,239	22,153
PotlatchDeltic Corp.	6,637	357,004

440

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Preferred Apartment Communities, Inc.	5,238	$87,370
PS Business Parks, Inc.	2,019	337,092
Ready Capital Corp.	6,006	85,525
Redwood Trust, Inc.	11,526	142,116
Retail Opportunity Investments Corp.	11,946	221,359
Retail Value, Inc.	1,752	5,519
RLJ Lodging Trust	16,621	230,201
RPT Realty	8,414	106,185
Ryman Hospitality Properties, Inc.†	5,405	477,802
Sabra Health Care REIT, Inc.	22,951	312,363
Safehold, Inc.	2,088	129,247
Saul Centers, Inc.	1,189	58,713
Seritage Growth Properties, Class A†	3,753	38,881
Service Properties Trust	16,493	141,015
SITE Centers Corp.	17,413	257,887
STAG Industrial, Inc.	17,724	757,347
Summit Hotel Properties, Inc.†	10,425	98,203
Sunstone Hotel Investors, Inc.†	21,880	247,463
Tanger Factory Outlet Centers, Inc.	10,280	174,863
Terreno Realty Corp.	7,411	554,120
TPG RE Finance Trust, Inc.	6,034	76,149
Two Harbors Investment Corp.	34,578	198,823
UMH Properties, Inc.	4,264	100,630
Uniti Group, Inc.	19,759	238,294
Universal Health Realty Income Trust	1,289	75,149
Urban Edge Properties	11,636	212,241
Urstadt Biddle Properties, Inc., Class A	2,991	58,893
Veris Residential, Inc.†	8,827	145,645
Washington Real Estate Investment Trust	8,509	209,492
Whitestone REIT	4,621	47,180
Xenia Hotels & Resorts, Inc.†	11,451	198,560

		21,798,167

Real Estate Management/Services — 0.5%
Angel Oak Mtg., Inc.	730	12,476
Cushman & Wakefield PLC†	13,942	292,643
Douglas Elliman, Inc.†	7,216	55,996
eXp World Holdings, Inc.	6,307	171,172
Fathom Holdings, Inc.†	618	8,837
Marcus & Millichap, Inc.†	2,386	111,689
Newmark Group, Inc., Class A	14,994	229,558
RE/MAX Holdings, Inc., Class A	1,860	55,354
Realogy Holdings Corp.†	11,575	190,987
Redfin Corp.†	10,368	306,582
RMR Group, Inc., Class A	1,533	49,071

		1,484,365

Real Estate Operations & Development — 0.3%
FRP Holdings, Inc.†	671	37,898
Kennedy-Wilson Holdings, Inc.	11,940	268,173
Legacy Housing Corp.†	808	20,006
McGrath RentCorp	2,427	184,962
Radius Global Infrastructure, Inc., Class A†	5,924	81,514
Rafael Holdings, Inc., Class B†	979	4,053
St. Joe Co.	3,349	162,460

		759,066

Recreational Centers — 0.1%
F45 Training Holdings, Inc.†	2,060	25,771
Life Time Group Holdings, Inc.†	3,909	58,713
OneSpaWorld Holdings, Ltd.†	5,376	55,480

Security Description	Shares	Value (Note 2)
Recreational Centers (continued)
Xponential Fitness, Inc., Class A†	933	$16,290

		156,254

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	4,196	139,307
Malibu Boats, Inc., Class A†	2,082	136,704
Marine Products Corp.	818	10,029
MasterCraft Boat Holdings, Inc.†	1,889	48,037
OneWater Marine, Inc., Class A	1,031	53,313

		387,390

Recycling — 0.1%
Harsco Corp.†	7,869	123,543
PureCycle Technologies, Inc.†	5,364	31,916

		155,459

Rental Auto/Equipment — 0.8%
Aaron’s Co., Inc.	3,140	66,474
Alta Equipment Group, Inc.†	1,900	25,897
Avis Budget Group, Inc.†	4,153	731,676
Custom Truck One Source, Inc.†	4,643	38,165
Herc Holdings, Inc.	2,508	402,409
PROG Holdings, Inc.†	6,549	260,716
Rent the Runway, Inc., Class A†	1,724	9,947
Rent-A-Center, Inc.	6,625	279,244
Textainer Group Holdings, Ltd.	4,735	174,153
Triton International, Ltd.	6,707	405,237

		2,393,918

Research & Development — 0.0%
Landec Corp.†	2,628	28,251

Resort/Theme Parks — 0.1%
SeaWorld Entertainment, Inc.†	5,176	308,386

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	5,881	229,359
American Eagle Outfitters, Inc.	15,294	349,162
Boot Barn Holdings, Inc.†	2,940	270,392
Buckle, Inc.	2,990	112,543
Caleres, Inc.	3,703	88,798
Cato Corp., Class A	1,988	32,842
Chico’s FAS, Inc.†	12,088	56,934
Children’s Place, Inc.†	1,413	99,970
Designer Brands, Inc., Class A†	6,041	79,560
Duluth Holdings, Inc., Class B†	1,220	18,398
Genesco, Inc.†	1,488	95,723
Guess?, Inc.	4,045	93,116
Shoe Carnival, Inc.	1,774	60,600
Tilly’s, Inc., Class A	2,277	30,011
Vera Bradley, Inc.†	2,615	21,417
Winmark Corp.	348	74,966

		1,713,791

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,794	43,540

Retail-Arts & Crafts — 0.0%
Joann, Inc.	1,154	12,336

Retail-Automobile — 0.4%
America’s Car-Mart, Inc.†	603	57,237
Asbury Automotive Group, Inc.†	2,327	374,577
CarLotz, Inc.†	7,192	14,600
Group 1 Automotive, Inc.	1,766	299,884
Lazydays Holdings, Inc.†	770	12,505

441

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Automobile (continued)
Rush Enterprises, Inc., Class A	4,244	$224,168
Rush Enterprises, Inc., Class B	650	32,981
Shift Technologies, Inc.†	6,236	14,280
Sonic Automotive, Inc., Class A	2,174	110,896

		1,141,128

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	10,215	165,892

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,539	27,325

Retail-Building Products — 0.2%
Aspen Aerogels, Inc.†	2,216	65,815
Beacon Roofing Supply, Inc.†	5,608	307,711
BlueLinx Holdings, Inc.†	926	66,339
GMS, Inc.†	4,296	219,869

		659,734

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,114	48,292

Retail-Convenience Store — 0.0%
Arko Corp.†	12,130	99,709

Retail-Discount — 0.3%
Big Lots, Inc.	3,236	135,621
BJ’s Wholesale Club Holdings, Inc.†	13,773	846,626
Citi Trends, Inc.†	863	42,045

		1,024,292

Retail-Drug Store — 0.1%
MedAvail Holdings, Inc.†	1,207	1,738
OptimizeRx Corp.†	1,726	77,549
Rite Aid Corp.†	5,591	59,321

		138,608

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	2,879	41,573

Retail-Gardening Products — 0.0%
GrowGeneration Corp.†	5,564	46,960

Retail-Hair Salons — 0.0%
Regis Corp.†	4,291	6,394

Retail-Home Furnishings — 0.1%
Bassett Furniture Industries, Inc.	925	17,168
Haverty Furniture Cos., Inc.	1,637	48,324
Kirkland’s, Inc.†	1,327	22,466
La-Z-Boy, Inc.	4,423	162,369

		250,327

Retail-Jewelry — 0.2%
Movado Group, Inc.	1,570	58,200
Signet Jewelers, Ltd.	5,311	457,436

		515,636

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,122	99,861

Retail-Misc./Diversified — 0.2%
Container Store Group, Inc.†	3,194	32,579
Party City Holdco, Inc.†	11,105	52,526
PriceSmart, Inc.	2,353	168,028
Sally Beauty Holdings, Inc.†	11,325	194,450

		447,583

Security Description	Shares	Value (Note 2)
Retail-Office Supplies — 0.1%
ODP Corp.†	4,634	$204,962

Retail-Pawn Shops — 0.1%
FirstCash Holdings, Inc.	3,990	278,103

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,046	52,848

Retail-Petroleum Products — 0.3%
Clean Energy Fuels Corp.†	15,588	94,619
Murphy USA, Inc.	2,430	477,884
TravelCenters of America, Inc.†	1,254	57,158
World Fuel Services Corp.	6,268	176,820

		806,481

Retail-Regional Department Stores — 0.3%
Dillard’s, Inc., Class A	587	148,934
Macy’s, Inc.	31,570	808,192

		957,126

Retail-Restaurants — 1.3%
Biglari Holdings, Inc., Class B†	81	9,599
BJ’s Restaurants, Inc.†	2,264	68,124
Bloomin’ Brands, Inc.†	8,902	180,978
Brinker International, Inc.†	4,565	151,604
Cannae Holdings, Inc.†	8,516	254,373
Carrols Restaurant Group, Inc.	3,359	8,297
Cheesecake Factory, Inc.†	4,630	165,198
Chuy’s Holdings, Inc.†	2,000	50,420
Cracker Barrel Old Country Store, Inc.	2,383	283,911
Dave & Buster’s Entertainment, Inc.†	4,343	155,436
Del Taco Restaurants, Inc.	3,000	37,410
Denny’s Corp.†	6,221	96,425
Dine Brands Global, Inc.	1,638	111,138
El Pollo Loco Holdings, Inc.†	1,914	25,533
Fiesta Restaurant Group, Inc.†	1,774	16,800
First Watch Restaurant Group, Inc.†	1,103	16,589
Jack in the Box, Inc.	2,193	199,673
Kura Sushi USA, Inc., Class A†	403	18,598
Noodles & Co.†	4,086	34,363
ONE Group Hospitality, Inc.†	2,084	26,258
Papa John’s International, Inc.	3,324	410,348
Portillo’s, Inc., Class A†	2,364	62,764
Red Robin Gourmet Burgers, Inc.†	1,565	23,084
Ruth’s Hospitality Group, Inc.	3,315	66,399
Shake Shack, Inc., Class A†	3,761	248,489
Texas Roadhouse, Inc.	7,034	600,633
Wingstop, Inc.	2,999	459,597

		3,782,041

Retail-Sporting Goods — 0.2%
Academy Sports & Outdoors, Inc.†	7,808	303,731
Big 5 Sporting Goods Corp.	2,092	41,192
Hibbett Sports, Inc.	1,491	91,920
Sportsman’s Warehouse Holdings, Inc.†	4,374	47,939
Zumiez, Inc.†	2,144	96,373

		581,155

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	8,203	335,339

Retail-Vitamins & Nutrition Supplements — 0.1%
Franchise Group, Inc.	2,847	142,549

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	18,596	98,373

442

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.†	27,774	$575,755

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	3,629	65,576

Satellite Telecom — 0.2%
EchoStar Corp., Class A†	3,751	88,861
Globalstar, Inc.†	61,001	65,271
Gogo, Inc.†	5,939	73,941
Iridium Communications, Inc.†	11,870	425,896
KVH Industries, Inc.†	1,523	13,707
Telesat Corp.†	1,290	29,218

		696,894

Savings & Loans/Thrifts — 1.0%
Axos Financial, Inc.†	5,733	295,249
Banc of California, Inc.	5,507	106,395
Berkshire Hills Bancorp, Inc.	4,915	145,435
Brookline Bancorp, Inc.	7,716	131,944
Capitol Federal Financial, Inc.	13,059	145,347
Flushing Financial Corp.	2,964	69,980
FS Bancorp, Inc.	717	23,819
Hingham Institution for Savings	146	56,623
Home Bancorp, Inc.	752	29,215
HomeTrust Bancshares, Inc.	1,503	46,788
Investors Bancorp, Inc.	22,990	375,197
Northfield Bancorp, Inc.	4,422	69,691
Northwest Bancshares, Inc.	12,300	173,553
OceanFirst Financial Corp.	5,853	132,863
Pacific Premier Bancorp, Inc.	9,421	360,353
Provident Financial Services, Inc.	7,627	184,345
Southern Missouri Bancorp, Inc.	767	42,415
Washington Federal, Inc.	6,526	228,540
Waterstone Financial, Inc.	2,149	43,883
WSFS Financial Corp.	6,513	341,151

		3,002,786

Schools — 0.4%
2U, Inc.†	7,302	117,854
Adtalem Global Education, Inc.†	4,975	146,365
American Public Education, Inc.†	1,869	39,978
Coursera, Inc.†	7,338	149,035
Graham Holdings Co., Class B	385	229,121
Laureate Education, Inc., Class A	9,977	126,209
Perdoceo Education Corp.†	7,071	77,922
Strategic Education, Inc.	2,450	146,167
Stride, Inc.†	4,168	146,172

		1,178,823

Security Services — 0.1%
Brink’s Co.	4,831	337,107

Semiconductor Components-Integrated Circuits — 0.3%
MaxLinear, Inc.†	7,130	427,943
Power Integrations, Inc.	6,067	489,667

		917,610

Semiconductor Equipment — 0.8%
Axcelis Technologies, Inc.†	3,347	209,556
CMC Materials, Inc.	2,853	516,051
Cohu, Inc.†	4,816	158,832
FormFactor, Inc.†	7,814	333,970
Kulicke & Soffa Industries, Inc.	6,153	336,507
Onto Innovation, Inc.†	4,893	447,905

Security Description	Shares	Value (Note 2)
Semiconductor Equipment (continued)
SkyWater Technology, Inc.†	812	$8,144
Ultra Clean Holdings, Inc.†	4,461	224,924
Veeco Instruments, Inc.†	5,004	137,560

		2,373,449

Silver Mining — 0.0%
Gatos Silver, Inc.†	4,662	14,499
Pan American Silver Corp. CVR†	29,003	20,592

		35,091

Software Tools — 0.1%
Arteris, Inc.†	507	7,498
Digital Turbine, Inc.†	9,124	402,825

		410,323

Steel Pipe & Tube — 0.0%
Northwest Pipe Co.†	973	27,604
Omega Flex, Inc.	312	44,292
TimkenSteel Corp.†	4,615	64,748

		136,644

Steel-Producers — 0.2%
Carpenter Technology Corp.	4,788	137,511
Commercial Metals Co.	12,069	403,587
Schnitzer Steel Industries, Inc., Class A	2,605	101,960

		643,058

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	12,800	234,112

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,775	22,755

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,115	51,335

Telecom Equipment-Fiber Optics — 0.0%
Clearfield, Inc.†	1,145	73,818

Telecom Services — 0.2%
ATN International, Inc.	1,117	44,323
Aviat Networks, Inc.†	1,098	31,864
Consolidated Communications Holdings, Inc.†	7,326	52,674
Ooma, Inc.†	2,212	39,904
Vonage Holdings Corp.†	24,289	506,183

		674,948

Telecommunication Equipment — 0.3%
ADTRAN, Inc.	4,846	93,092
Cambium Networks Corp.†	1,082	26,163
DZS, Inc.†	1,711	25,049
Harmonic, Inc.†	9,105	97,970
Plantronics, Inc.†	4,241	113,023
Preformed Line Products Co.	296	17,949
Viavi Solutions, Inc.†	24,064	396,093

		769,339

Telephone-Integrated — 0.1%
Shenandoah Telecommunications Co.	4,856	110,571
Telephone & Data Systems, Inc.	10,155	201,069

		311,640

Television — 0.1%
AMC Networks, Inc., Class A†	2,924	124,650
Gray Television, Inc.	8,587	179,039

443

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Television (continued)
Sinclair Broadcast Group, Inc., Class A	4,615	$126,820

		430,509

Theaters — 0.3%
AMC Entertainment Holdings, Inc., Class A†	51,868	833,000
Cinemark Holdings, Inc.†	10,860	163,986

		996,986

Therapeutics — 0.2%
Agios Pharmaceuticals, Inc.†	5,459	168,629
Akebia Therapeutics, Inc.†	17,524	34,873
Anika Therapeutics, Inc.†	1,450	46,110
CorMedix, Inc.†	3,807	16,104
G1 Therapeutics, Inc.†	3,981	40,128
MannKind Corp.†	24,808	92,534
Ocugen, Inc.†	18,553	65,863
Outlook Therapeutics, Inc.†	8,948	12,706

		476,947

Tobacco — 0.1%
22nd Century Group, Inc.†	16,178	35,106
Greenlane Holdings, Inc., Class A†	1,661	1,265
Turning Point Brands, Inc.	1,464	51,577
Universal Corp.	2,429	132,210
Vector Group, Ltd.	14,433	160,351

		380,509

Toys — 0.0%
Funko, Inc., Class A†	2,700	46,656

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	8,485	73,735

Transport-Air Freight — 0.1%
Air Transport Services Group, Inc.†	5,930	159,220
Atlas Air Worldwide Holdings, Inc.†	2,893	232,395

		391,615

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,549	370,693
Greenbrier Cos., Inc.	3,204	129,314
Willis Lease Finance Corp.†	291	10,409

		510,416

Transport-Marine — 0.2%
Costamare, Inc.	5,304	69,694
DHT Holdings, Inc.	14,245	69,516
Dorian LPG, Ltd.	3,128	37,192
Eagle Bulk Shipping, Inc.	898	40,248
Frontline, Ltd.†	12,002	78,853
Genco Shipping & Trading, Ltd.	3,228	50,228
International Seaways, Inc.	4,620	67,406
Nordic American Tankers, Ltd.	16,894	26,186
Safe Bulkers, Inc.†	6,367	22,221
Scorpio Tankers, Inc.	4,901	66,703
SFL Corp., Ltd.	12,461	102,180
Teekay Corp.†	6,978	21,632
Teekay Tankers, Ltd., Class A†	2,396	25,565

		677,624

Transport-Services — 0.4%
CryoPort, Inc.†	4,075	170,213
Forward Air Corp.	2,696	286,585

Security Description	Shares	Value (Note 2)
Transport-Services (continued)
Hub Group, Inc., Class A†	3,327	$251,920
Ideanomics, Inc.†	44,172	47,264
Matson, Inc.	4,178	408,024
Radiant Logistics, Inc.†	3,944	24,492
Universal Logistics Holdings, Inc.	770	13,113

		1,201,611

Transport-Truck — 0.5%
ArcBest Corp.	2,543	224,903
Covenant Logistics Group, Inc.†	1,217	26,433
Daseke, Inc.†	4,035	45,111
Heartland Express, Inc.	4,734	70,821
Marten Transport, Ltd.	5,980	99,806
P.A.M. Transportation Services, Inc.†	356	24,859
Saia, Inc.†	2,666	757,890
US Xpress Enterprises, Inc., Class A†	2,703	12,191
Werner Enterprises, Inc.	6,201	276,503
Yellow Corp.†	5,059	52,816

		1,591,333

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	7,320	16,470

Veterinary Diagnostics — 0.0%
Heska Corp.†	983	135,241

Vitamins & Nutrition Products — 0.0%
Nature’s Sunshine Products, Inc.	1,192	21,027
USANA Health Sciences, Inc.†	1,205	115,174

		136,201

Water — 0.4%
American States Water Co.	3,707	341,897
Artesian Resources Corp., Class A	818	39,427
California Water Service Group	5,283	328,021
Global Water Resources, Inc.	1,271	19,522
Middlesex Water Co.	1,736	175,753
SJW Group	2,781	191,500
York Water Co.	1,309	59,455

		1,155,575

Water Treatment Systems — 0.2%
Energy Recovery, Inc.†	4,178	81,805
Evoqua Water Technologies Corp.†	11,629	470,975
Pure Cycle Corp.†	1,934	24,794

		577,574

Web Hosting/Design — 0.1%
Q2 Holdings, Inc.†	5,494	358,483

Wire & Cable Products — 0.2%
Belden, Inc.	4,446	248,754
Encore Wire Corp.	1,985	223,690
Insteel Industries, Inc.	1,873	70,855

		543,299

Wireless Equipment — 0.2%
Anterix, Inc.†	1,168	59,872
CalAmp Corp.†	3,568	21,194
Casa Systems, Inc.†	3,193	14,145
InterDigital, Inc.	3,109	214,614
Maxar Technologies, Inc.	7,287	189,535
Ribbon Communications, Inc.†	7,067	31,801

		531,161

444

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
X-Ray Equipment — 0.1%
Varex Imaging Corp.†	3,852	$100,537
ViewRay, Inc.†	13,907	60,496

		161,033

Total Common Stocks (cost $234,248,030)		269,183,555

EXCHANGE-TRADED FUNDS — 4.5%
iShares Russell 2000 ETF (cost $15,101,298)	67,000	13,483,080

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Whiting Petroleum Corp., Series A† Expires 09/01/2024	538	8,264
Whiting Petroleum Corp., Series B† Expires 09/01/2025	269	3,892

		12,156

Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.† Expires 06/11/2026—	304	2,664

Total Warrants (cost $0)		14,820

U.S. CORPORATE BONDS & NOTES — 0.0%
Investment Management/Advisor Services — 0.0%
GAMCO Investors, Inc. Sub. Notes 4.00% due 06/15/2023 (cost $1,000)	$1,000	984

Total Long-Term Investment Securities (cost $249,350,328)		282,682,439

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 0.04% due 04/21/2022(2)	$100,000	$99,963
0.05% due 04/21/2022(2)	110,000	109,959
0.06% due 08/11/2022(2)	100,000	99,757
0.07% due 06/16/2022(2)	450,000	449,442
0.07% due 07/14/2022(2)	150,000	149,712
0.44% due 12/29/2022(2)	100,000	99,340

Total Short-Term Investment Securities (cost $1,009,375)		1,008,173

REPURCHASE AGREEMENTS — 5.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 01/31/2022, to be repurchased 02/01/2022 in the amount of $17,364,000 and collateralized by $15,211,000 of United States Treasury Notes, bearing interest at 0.13% due 01/15/2030 and having an approximate value of $17,711,377 (cost $17,364,000)	17,364,000	17,364,000

TOTAL INVESTMENTS (cost $267,723,703)(3)	100.0%	301,054,612
Other assets less liabilities	0.0	106,765

NET ASSETS	100.0%	$301,161,377

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 3 for cost of investments on a tax basis.
CVR	— Contingent Value Rights
ETF	— Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

178	Long	E-Mini Russell 2000 Index	March 2022	$19,451,972	$18,017,160	$(1,434,812)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

445

SunAmerica Series Trust SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$18,135,136	$—	$6,803	$18,141,939
Medical-Drugs	4,873,143	—	475	4,873,618
Other Industries	246,167,998	—	—	246,167,998
Exchange-Traded Funds	13,483,080	—	—	13,483,080
Warrants	14,820	—	—	14,820
U.S. Corporate Bonds & Notes	—	984	—	984
Short-Term Investment Securities	—	1,008,173	—	1,008,173
Repurchase Agreements	—	17,364,000	—	17,364,000

Total Investments at Value	$282,674,177	$18,373,157	$7,278	$301,054,612

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$1,434,812	$—	$—	$1,434,812

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Financial Statements

446

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

United States Treasury Notes	6.1%
Applications Software	5.1
Medical-Drugs	4.5
United States Treasury Bonds	3.5
Diversified Banking Institutions	3.4
Registered Investment Companies	3.0
Web Portals/ISP	2.9
Computers	2.8
Electric-Integrated	2.4
Real Estate Investment Trusts	2.3
Electronic Components-Semiconductors	2.2
E-Commerce/Products	2.1
Insurance-Multi-line	1.9
Banks-Commercial	1.8
Medical-HMO	1.8
Diagnostic Equipment	1.8
Internet Content-Entertainment	1.7
Diversified Manufacturing Operations	1.5
Finance-Credit Card	1.4
Auto-Cars/Light Trucks	1.3
Insurance-Life/Health	1.1
Semiconductor Components-Integrated Circuits	1.1
Oil Companies-Integrated	1.0
Beverages-Non-alcoholic	1.0
Diversified Financial Services	1.0
Retail-Discount	1.0
Enterprise Software/Service	1.0
Semiconductor Equipment	1.0
Transport-Rail	0.9
Computer Services	0.9
Medical Products	0.9
Banks-Super Regional	0.9
Commercial Services-Finance	0.9
Insurance-Property/Casualty	0.9
Cable/Satellite TV	0.9
Retail-Restaurants	0.8
Medical Instruments	0.8
Retail-Apparel/Shoe	0.8
Finance-Investment Banker/Broker	0.8
Telephone-Integrated	0.7
Municipal Bonds & Notes	0.7
Data Processing/Management	0.7
Industrial Gases	0.7
Food-Misc./Diversified	0.7
Cosmetics & Toiletries	0.6
Food-Confectionery	0.6
Retail-Building Products	0.6
Oil Companies-Exploration & Production	0.6
Hotels/Motels	0.5
Medical-Hospitals	0.5
Insurance Brokers	0.5
Electronic Measurement Instruments	0.5
Drug Delivery Systems	0.5
Computer Software	0.5
E-Commerce/Services	0.5
Banks-Fiduciary	0.5
Auto/Truck Parts & Equipment-Original	0.4
Coatings/Paint	0.4
Medical-Biomedical/Gene	0.4
Electric-Distribution	0.4
Non-Hazardous Waste Disposal	0.4

Containers-Paper/Plastic	0.4%
Transport-Services	0.4
Pharmacy Services	0.4
Finance-Other Services	0.4
Chemicals-Diversified	0.4
Aerospace/Defense-Equipment	0.4
Instruments-Controls	0.3
Insurance-Reinsurance	0.3
Multimedia	0.3
Aerospace/Defense	0.3
Chemicals-Specialty	0.3
Electronic Connectors	0.3
Athletic Footwear	0.3
Tobacco	0.3
Networking Products	0.3
Rental Auto/Equipment	0.3
Electronic Components-Misc.	0.3
Auto-Heavy Duty Trucks	0.3
Pipelines	0.3
Cellular Telecom	0.3
Industrial Automated/Robotic	0.2
Gas-Distribution	0.2
Commercial Services	0.2
Consumer Products-Misc.	0.2
Audio/Video Products	0.2
Containers-Metal/Glass	0.2
Electric-Generation	0.2
Non-Ferrous Metals	0.2
Private Equity	0.2
Diversified Minerals	0.2
Beverages-Wine/Spirits	0.2
Computer Aided Design	0.2
Investment Management/Advisor Services	0.2
Computer Data Security	0.2
Building-Residential/Commercial	0.2
Power Converter/Supply Equipment	0.2
Import/Export	0.2
Communications Software	0.2
Retail-Automobile	0.2
Machinery-Electrical	0.2
Human Resources	0.2
Food-Catering	0.2
Food-Retail	0.2
Finance-Leasing Companies	0.2
Oil Refining & Marketing	0.2
Retail-Auto Parts	0.2
Building Products-Cement	0.2
Paper & Related Products	0.1
Apparel Manufacturers	0.1
Machinery-General Industrial	0.1
Transport-Truck	0.1
Distribution/Wholesale	0.1
Brewery	0.1
Advertising Agencies	0.1
Real Estate Operations & Development	0.1
Office Supplies & Forms	0.1
Sovereign	0.1
Internet Content-Information/News	0.1
Machinery-Material Handling	0.1
Schools	0.1
Casino Hotels	0.1
Consulting Services	0.1

447

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited) — (continued)

Industry Allocation* (continued)

Electric Products-Misc.	0.1%
Internet Application Software	0.1
Optical Supplies	0.1
Dialysis Centers	0.1
Metal-Diversified	0.1
Advertising Services	0.1
Wire & Cable Products	0.1
Investment Companies	0.1
Metal-Copper	0.1
Wireless Equipment	0.1
Food-Flour & Grain	0.1
Internet Security	0.1
Machinery-Pumps	0.1
Medical-Wholesale Drug Distribution	0.1
Savings & Loans/Thrifts	0.1
E-Marketing/Info	0.1
Retail-Major Department Stores	0.1
Finance-Consumer Loans	0.1
Federal Home Loan Mtg. Corp.	0.1
Water	0.1
Engineering/R&D Services	0.1
Veterinary Diagnostics	0.1
Toys	0.1
Medical Labs & Testing Services	0.1
Footwear & Related Apparel	0.1
Oil-Field Services	0.1
Machinery-Farming	0.1
Steel-Producers	0.1
Miscellaneous Manufacturing	0.1
Retail-Gardening Products	0.1
Entertainment Software	0.1
Diagnostic Kits	0.1
Web Hosting/Design	0.1

99.9%

*	Calculated as a percentage of net assets

448

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 78.4%
Advertising Agencies — 0.1%
WPP PLC	51,884	$810,093

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	3,911	291,380
Trade Desk, Inc., Class A†	2,700	187,758

		479,138

Aerospace/Defense — 0.2%
Boeing Co.†	1,756	351,621
BWX Technologies, Inc.	1,376	61,246
Northrop Grumman Corp.	1,753	648,435
Raytheon Technologies Corp.	711	64,125
Spirit AeroSystems Holdings, Inc., Class A	1,855	81,305
Teledyne Technologies, Inc.†	529	222,936
TransDigm Group, Inc.†	77	47,447

		1,477,115

Aerospace/Defense-Equipment — 0.4%
HEICO Corp., Class A	693	76,022
Howmet Aerospace, Inc.	10,281	319,636
L3Harris Technologies, Inc.	4,958	1,037,660
Meggitt PLC†	24,664	247,785
Safran SA	4,194	508,825

		2,189,928

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	524	36,088
Intrepid Potash, Inc.†	730	28,309

		64,397

Agricultural Operations — 0.0%
Bunge, Ltd.	1,200	118,632
Cadiz, Inc.†	7,872	22,120

		140,752

Airlines — 0.0%
Allegiant Travel Co.†	120	21,439
Hawaiian Holdings, Inc.†	2,685	45,914
SkyWest, Inc.†	600	22,890
Southwest Airlines Co.†	2,478	110,915
United Airlines Holdings, Inc.†	1,662	71,267

		272,425

Apparel Manufacturers — 0.1%
Capri Holdings, Ltd.†	1,060	63,674
Deckers Outdoor Corp.†	203	65,007
Kering SA	696	519,657
Oxford Industries, Inc.	580	47,786
Samsonite International SA†*	99,600	208,109

		904,233

Appliances — 0.0%
iRobot Corp.†	659	43,178

Applications Software — 5.0%
Appfolio, Inc., Class A†	430	49,562
Asana, Inc., Class A†	940	49,331
CDK Global, Inc.	1,500	64,455
Cerence, Inc.†	593	37,650
Concentrix Corp.	414	83,210
Confluent, Inc., Class A†	1,756	114,825
Five9, Inc.†	590	74,163
Intuit, Inc.	3,101	1,721,768

Security Description	Shares	Value (Note 2)
Applications Software (continued)
Matterport, Inc.†	1,736	$16,891
Microsoft Corp.	80,813	25,131,227
Nuance Communications, Inc.†	1,970	108,842
Phreesia, Inc.†	1,050	32,749
Qumu Corp.†	9,900	19,602
Roper Technologies, Inc.	4,250	1,857,930
ServiceNow, Inc.†	3,055	1,789,558
Smartsheet, Inc., Class A†	1,230	76,531

		31,228,294

Athletic Equipment — 0.0%
Peloton Interactive, Inc., Class A†	2,842	77,672

Athletic Footwear — 0.3%
NIKE, Inc., Class B	11,089	1,641,948

Audio/Video Products — 0.2%
Panasonic Corp.	54,900	603,102
Sony Group Corp.	7,900	882,574

		1,485,676

Auto-Cars/Light Trucks — 1.1%
Ferrari NV	499	115,249
General Motors Co.†	3,557	187,561
Honda Motor Co., Ltd.	8,300	243,666
Lucid Group, Inc.†	3,044	89,463
Rivian Automotive, Inc. Lock-up shares(2)†	6,484	404,945
Rivian Automotive, Inc., Class A†	8,356	549,323
Suzuki Motor Corp.	10,400	444,039
Tesla, Inc.†	3,322	3,111,784
Toyota Motor Corp.	84,200	1,666,080

		6,812,110

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	3,108	686,495
PACCAR, Inc.	3,641	338,577

		1,025,072

Auto/Truck Parts & Equipment-Original — 0.4%
Adient PLC†	780	32,737
American Axle & Manufacturing Holdings, Inc.†	2,500	20,350
Aptiv PLC†	1,021	139,448
Autoliv, Inc.	602	59,622
Autoliv, Inc. SDR	4,241	412,409
Cooper-Standard Holdings, Inc.†	830	17,090
Denso Corp.	6,600	492,067
Dorman Products, Inc.†	735	68,818
Lear Corp.	486	81,317
Magna International, Inc.	13,247	1,067,841
Stanley Electric Co., Ltd.	12,200	285,508
Tenneco, Inc., Class A†	3,700	38,850
Veoneer, Inc.†	1,612	56,759

		2,772,816

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	1,800	86,166

Banks-Commercial — 1.5%
Australia & New Zealand Banking Group, Ltd.	24,321	459,648
BankUnited, Inc.	2,262	94,438
Citizens Financial Group, Inc.	2,549	131,197
Commerce Bancshares, Inc.	1,371	94,476

449

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Banks-Commercial (continued)
Cullen/Frost Bankers, Inc.	950	$133,959
DBS Group Holdings, Ltd.	17,300	453,198
DNB Bank ASA	50,020	1,189,768
East West Bancorp, Inc.	1,891	163,269
Erste Group Bank AG	11,482	534,250
First Financial Bankshares, Inc.	2,530	118,885
FNB Corp.	11,730	151,552
Glacier Bancorp, Inc.	1,980	102,821
Hilltop Holdings, Inc.	1,960	64,739
Home BancShares, Inc.	4,470	105,313
ING Groep NV	78,693	1,161,710
Intesa Sanpaolo SpA	133,661	395,109
Meta Financial Group, Inc.	1,782	105,958
National Bank of Canada	13,232	1,058,643
PacWest Bancorp	2,432	112,918
Pinnacle Financial Partners, Inc.	1,264	122,241
Popular, Inc.	1,370	122,163
Prosperity Bancshares, Inc.	1,289	94,419
Signature Bank	583	177,599
South State Corp.	1,013	85,507
Standard Chartered PLC	34,511	252,630
Sumitomo Mitsui Trust Holdings, Inc.	9,800	339,807
Svenska Handelsbanken AB, Class A	54,276	577,080
United Bankshares, Inc.	3,173	112,102
United Overseas Bank, Ltd.	35,400	787,218
Webster Financial Corp.	1,958	111,234
Western Alliance Bancorp	1,550	153,744

		9,567,595

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	12,043	713,668
State Street Corp.	15,859	1,498,676

		2,212,344

Banks-Super Regional — 0.8%
Fifth Third Bancorp	9,413	420,102
Huntington Bancshares, Inc.	21,868	329,332
PNC Financial Services Group, Inc.	4,720	972,273
Wells Fargo & Co.	55,694	2,996,337

		4,718,044

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	1,600	60,176
EnerSys	810	60,693

		120,869

Beverages-Non-alcoholic — 1.0%
Celsius Holdings, Inc.†	810	38,661
Coca-Cola Co.	46,458	2,834,403
Keurig Dr Pepper, Inc.	41,551	1,576,860
Monster Beverage Corp.†	1,989	172,486
National Beverage Corp.	680	30,376
PepsiCo, Inc.	10,011	1,737,109

		6,389,895

Beverages-Wine/Spirits — 0.2%
Diageo PLC	23,910	1,205,229

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	112	47,133
Constellation Brands, Inc., Class A	1,267	301,229
Kirin Holdings Co., Ltd.	18,400	294,846

		643,208

Security Description	Shares	Value (Note 2)
Broadcast Services/Program — 0.0%
Liberty Media Corp. — Liberty Formula One, Series C†	1,290	$77,697

Building & Construction Products-Misc. — 0.0%
Gibraltar Industries, Inc.†	808	44,278
Summit Materials, Inc., Class A†	2,500	88,900
Trex Co., Inc.†	1,310	119,826

		253,004

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	520	120,978

Building Products-Air & Heating — 0.0%
Lennox International, Inc.	442	125,360

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	302	117,514
MDU Resources Group, Inc.	2,400	70,488
Vulcan Materials Co.	582	110,761

		298,763

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	360	16,074
Cornerstone Building Brands, Inc.†	920	13,570
Griffon Corp.	2,036	45,586
JELD-WEN Holding, Inc.†	1,700	40,120
Masonite International Corp.†	436	43,269

		158,619

Building-Heavy Construction — 0.0%
Dycom Industries, Inc.†	891	75,102

Building-Residential/Commercial — 0.2%
Green Brick Partners, Inc.†	3,700	87,616
Hovnanian Enterprises, Inc., Class A†	220	21,314
KB Home	1,610	68,022
Lennar Corp., Class A	1,652	158,774
NVR, Inc.†	25	133,180
Persimmon PLC	16,743	543,736
Taylor Morrison Home Corp.†	1,800	55,242

		1,067,884

Cable/Satellite TV — 0.7%
Altice USA, Inc., Class A†	1,331	19,193
Cable One, Inc.	41	63,334
Charter Communications, Inc., Class A†	1,527	906,030
Comcast Corp., Class A	53,155	2,657,218
DISH Network Corp., Class A†	423	13,282
Liberty Broadband Corp., Class C†	2,406	357,075
Liberty Global PLC, Class A†	1,088	29,507
Liberty Global PLC, Class C†	1,978	53,485
Sirius XM Holdings, Inc.	5,640	35,870

		4,134,994

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	11,139	487,888
MGM Resorts International	2,977	127,178
Wynn Resorts, Ltd.†	802	68,531

		683,597

Casino Services — 0.0%
Scientific Games Corp.†	830	47,891

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	3,269	353,608
Vodafone Group PLC ADR	40,517	709,452

		1,063,060

450

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Chemicals-Diversified — 0.4%
Asahi Kasei Corp.	50,400	$495,561
BASF SE	8,214	623,813
Covestro AG*	8,135	483,718
Johnson Matthey PLC	18,238	480,848
Koppers Holdings, Inc.†	1,570	46,912
Tosoh Corp.	4,600	71,978

		2,202,830

Chemicals-Specialty — 0.3%
Albemarle Corp.	287	63,352
Amyris, Inc.†	2,700	12,312
Chemours Co.	2,760	90,280
Ecolab, Inc.	200	37,890
Element Solutions, Inc.	4,820	108,161
International Flavors & Fragrances, Inc.	4,128	544,566
Kraton Corp.†	530	24,581
Minerals Technologies, Inc.	922	64,512
NewMarket Corp.	149	50,372
Sensient Technologies Corp.	1,040	88,130
Tronox Holdings PLC, Class A	2,200	49,940
Umicore SA	8,597	325,019
Valvoline, Inc.	2,680	88,279

		1,547,394

Circuit Boards — 0.0%
TTM Technologies, Inc.†	4,260	57,340

Coal — 0.0%
SunCoke Energy, Inc.	4,400	30,140

Coatings/Paint — 0.4%
Akzo Nobel NV	6,039	625,411
Axalta Coating Systems, Ltd.†	1,840	54,482
RPM International, Inc.	7,818	692,753
Sherwin-Williams Co.	4,548	1,303,048

		2,675,694

Commercial Services — 0.2%
Amadeus IT Group SA†	5,439	373,163
Cintas Corp.	680	266,240
CoStar Group, Inc.†	2,140	150,142
GXO Logistics, Inc.†	670	54,411
John Wiley & Sons, Inc., Class A	720	36,540
LiveRamp Holdings, Inc.†	930	41,524
TechnoPro Holdings, Inc.	20,200	513,162

		1,435,182

Commercial Services-Finance — 0.8%
Affirm Holdings, Inc.†	3,592	230,140
Automatic Data Processing, Inc.	2,773	571,709
Block, Inc., Class A†	5,824	712,217
Equifax, Inc.	1,730	414,785
Euronet Worldwide, Inc.†	399	53,422
FleetCor Technologies, Inc.†	1,501	357,628
Global Payments, Inc.	2,730	409,172
Green Dot Corp., Class A†	1,290	40,906
Marathon Digital Holdings, Inc.†	830	19,538
MarketAxess Holdings, Inc.	165	56,839
PayPal Holdings, Inc.†	4,417	759,459
S&P Global, Inc.	2,699	1,120,679
Toast, Inc., Class A†	289	6,612
TransUnion	3,096	319,260
WEX, Inc.†	255	41,050

		5,113,416

Security Description	Shares	Value (Note 2)
Communications Software — 0.2%
8x8, Inc.†	2,110	$32,389
Consensus Cloud Solutions, Inc.†	776	43,999
RingCentral, Inc., Class A†	541	95,481
Zoom Video Communications, Inc., Class A†	5,525	852,397

		1,024,266

Computer Aided Design — 0.2%
Cadence Design Systems, Inc.†	1,418	215,735
Synopsys, Inc.†	3,176	986,148

		1,201,883

Computer Data Security — 0.2%
Crowdstrike Holdings, Inc., Class A†	1,611	291,011
Fortinet, Inc.†	1,810	538,004
Qualys, Inc.†	890	114,045
Zscaler, Inc.†	685	176,120

		1,119,180

Computer Graphics — 0.0%
Canva, Inc.(1)(2)†	42	71,575

Computer Services — 0.9%
Accenture PLC, Class A	9,627	3,403,915
Cognizant Technology Solutions Corp., Class A	7,860	671,401
Leidos Holdings, Inc.	974	87,124
NTT Data Corp.	57,200	1,099,137
Science Applications International Corp.	737	60,456
Teleperformance	1,252	471,737

		5,793,770

Computer Software — 0.5%
Bandwidth, Inc., Class A†	720	45,079
Citrix Systems, Inc.	2,249	229,263
Cloudflare, Inc., Class A†	1,300	125,320
Datadog, Inc., Class A†	3,067	448,119
Dropbox, Inc., Class A†	2,500	61,875
Dynatrace, Inc.†	1,453	79,712
Envestnet, Inc.†	1,270	93,904
HashiCorp, Inc., Class A†	746	49,527
MongoDB, Inc.†	1,538	623,059
Snowflake, Inc., Class A†	1,785	492,482
Splunk, Inc.†	990	122,681
Teradata Corp.†	1,160	46,794
Twilio, Inc., Class A†	1,708	352,053
Upland Software, Inc.†	2,370	46,452
Veritone, Inc.†	2,586	40,781
Yext, Inc.†	4,210	34,101
Ziff Davis, Inc.†	980	102,959
ZoomInfo Technologies, Inc.†	1,400	74,004

		3,068,165

Computers — 2.7%
Apple, Inc.	96,608	16,885,146
Dell Technologies, Inc., Class C†	1,931	109,700

		16,994,846

Computers-Integrated Systems — 0.0%
NCR Corp.†	2,370	90,202

Computers-Memory Devices — 0.0%
Pure Storage, Inc., Class A†	3,045	80,662

Computers-Other — 0.0%
3D Systems Corp.†	2,402	42,996

451

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	1,037	$79,569
FTI Consulting, Inc.†	576	83,987
Huron Consulting Group, Inc.†	1,400	61,768
Worley, Ltd.	55,973	457,511

		682,835

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	10,574	1,455,511
Spectrum Brands Holdings, Inc.	379	33,875

		1,489,386

Containers-Metal/Glass — 0.2%
Ball Corp.	12,780	1,240,938
Crown Holdings, Inc.	1,026	117,374
Greif, Inc., Class B	370	21,978

		1,380,290

Containers-Paper/Plastic — 0.4%
Amcor PLC CDI	30,121	359,754
Matthews International Corp., Class A	2,040	71,645
Packaging Corp. of America	2,310	347,955
Sealed Air Corp.	12,347	838,608
Sonoco Products Co.	1,950	110,448
WestRock Co.	17,791	821,233

		2,549,643

Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	3,463	285,524
Estee Lauder Cos., Inc., Class A	654	203,911
L’Oreal SA	2,349	1,005,544
Pola Orbis Holdings, Inc.	5,400	80,413
Procter & Gamble Co.	4,682	751,227
Unilever PLC	31,374	1,595,075

		3,921,694

Data Processing/Management — 0.7%
Broadridge Financial Solutions, Inc.	4,613	734,482
CSG Systems International, Inc.	1,710	97,077
DocuSign, Inc.†	2,868	360,708
Fair Isaac Corp.†	184	91,078
Fidelity National Information Services, Inc.	11,247	1,348,740
Fiserv, Inc.†	15,790	1,669,003

		4,301,088

Decision Support Software — 0.0%
MSCI, Inc.	165	88,460

Diagnostic Equipment — 1.7%
10X Genomics, Inc., Class A†	660	63,538
Accelerate Diagnostics, Inc.†	6,680	22,244
Adaptive Biotechnologies Corp.†	2,244	39,135
Avantor, Inc.†	4,066	151,784
Danaher Corp.	19,183	5,482,310
PerkinElmer, Inc.	4,040	695,567
Repligen Corp.†	640	126,938
Thermo Fisher Scientific, Inc.	7,155	4,159,201

		10,740,717

Diagnostic Kits — 0.1%
Co-Diagnostics, Inc.†	1,900	13,490
Exact Sciences Corp.†	997	76,131
Hologic, Inc.†	1,768	124,184
OraSure Technologies, Inc.†	3,400	30,090

Security Description	Shares	Value (Note 2)
Diagnostic Kits (continued)
Quidel Corp.†	445	$45,995

		289,890

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	15,660	643,357

Disposable Medical Products — 0.0%
Teleflex, Inc.	554	171,845

Distribution/Wholesale — 0.1%
Bunzl PLC	9,389	350,931
Copart, Inc.†	1,574	203,440
Global Industrial Co.	1,490	52,090
Hudson Technologies, Inc.†	15,060	56,174
Resideo Technologies, Inc.†	2,100	52,038
SiteOne Landscape Supply, Inc.†	560	100,867
WESCO International, Inc.†	633	77,156

		892,696

Diversified Banking Institutions — 2.2%
Bank of America Corp.	95,399	4,401,710
BNP Paribas SA	9,238	660,172
Citigroup, Inc.	18,784	1,223,214
Goldman Sachs Group, Inc.	4,806	1,704,592
JPMorgan Chase & Co.	17,854	2,653,104
Lloyds Banking Group PLC	855,871	595,869
Macquarie Group, Ltd.	4,194	550,462
Mitsubishi UFJ Financial Group, Inc.	81,400	492,056
Morgan Stanley	16,481	1,689,962

		13,971,141

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C(1)(2)†	2,514	9,206

Diversified Manufacturing Operations — 1.5%
Carlisle Cos., Inc.	664	148,364
Fabrinet†	820	92,791
General Electric Co.	52,498	4,960,011
Illinois Tool Works, Inc.	3,229	755,327
Parker-Hannifin Corp.	575	178,256
Siemens AG	15,951	2,508,000
Textron, Inc.	3,131	213,096
Trane Technologies PLC	1,637	283,365

		9,139,210

Diversified Minerals — 0.2%
BHP Group, Ltd. (ASE)	9,302	298,539
BHP Group, Ltd. (LSE)	23,785	750,768

		1,049,307

Drug Delivery Systems — 0.5%
Becton Dickinson & Co.	11,708	2,975,471
Heron Therapeutics, Inc.†	5,430	47,295
Senseonics Holdings, Inc.†	5,100	13,668

		3,036,434

E-Commerce/Products — 2.0%
Alibaba Group Holding, Ltd. ADR†	1,190	149,690
Amazon.com, Inc.†	3,586	10,727,411
ASOS PLC†	13,846	416,397
Coupang, Inc.†	3,433	71,475
JD.com, Inc., Class A Lock-Up Shares(2)†	519	19,354
Overstock.com, Inc.†	440	21,094
Sea, Ltd. ADR†	6,169	927,262
Stitch Fix, Inc., Class A†	1,010	16,594

452

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
E-Commerce/Products (continued)
THG PLC†	21,275	$38,532
Wayfair, Inc., Class A†	481	74,998

		12,462,807

E-Commerce/Services — 0.5%
Airbnb, Inc., Class A†	2,005	308,710
Booking Holdings, Inc.†	438	1,075,785
Delivery Hero SE†*	914	69,805
DoorDash, Inc., Class A†	6,168	700,006
Lyft, Inc., Class A†	1,830	70,492
Opendoor Technologies, Inc.†	11,871	117,879
TrueCar, Inc.†	8,130	27,967
Uber Technologies, Inc.†	9,190	343,706
Upwork, Inc.†	1,975	53,720
Zillow Group, Inc., Class A†	350	17,451
Zillow Group, Inc., Class C†	1,090	55,023

		2,840,544

E-Marketing/Info — 0.1%
CyberAgent, Inc.	43,800	510,384
Magnite, Inc.†	1,090	14,792

		525,176

E-Services/Consulting — 0.0%
CDW Corp.	541	102,276

Electric Products-Misc. — 0.1%
Legrand SA	4,747	483,093
Littelfuse, Inc.	380	102,588
Novanta, Inc.†	610	84,241

		669,922

Electric-Distribution — 0.4%
National Grid PLC	49,371	721,345
Sempra Energy	12,982	1,793,593

		2,514,938

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	17,200	225,187
Engie SA	68,202	1,044,933
Ormat Technologies, Inc.	881	60,049

		1,330,169

Electric-Integrated — 2.0%
AES Corp.	7,593	168,413
Ameren Corp.	11,282	1,001,165
American Electric Power Co., Inc.	4,460	403,184
CMS Energy Corp.	14,443	929,840
Dominion Energy, Inc.	14,735	1,188,525
DTE Energy Co.	818	98,512
Entergy Corp.	1,833	204,874
Eversource Energy	8,615	770,956
IDACORP, Inc.	1,032	113,747
MGE Energy, Inc.	1,040	80,527
NextEra Energy, Inc.	40,342	3,151,517
NorthWestern Corp.	1,250	72,650
OGE Energy Corp.	2,115	80,201
PG&E Corp.†	64,435	824,124
PNM Resources, Inc.	748	33,518
Public Service Enterprise Group, Inc.	664	44,176
Southern Co.	30,548	2,122,781
WEC Energy Group, Inc.	1,205	116,933
Xcel Energy, Inc.	20,579	1,433,533

		12,839,176

Security Description	Shares	Value (Note 2)
Electronic Components-Misc. — 0.3%
Atkore, Inc.†	1,177	$126,857
Hubbell, Inc.	2,937	550,071
Knowles Corp.†	3,620	76,780
Kopin Corp.†	3,600	10,584
Murata Manufacturing Co., Ltd.	9,200	689,934
Sensata Technologies Holding PLC†	1,460	83,745

		1,537,971

Electronic Components-Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	11,446	1,307,706
Amkor Technology, Inc.	2,986	65,752
Broadcom, Inc.	3,181	1,863,684
Hamamatsu Photonics KK	8,500	435,299
Impinj, Inc.†	910	72,245
Marvell Technology, Inc.	13,515	964,971
Microchip Technology, Inc.	6,678	517,411
Monolithic Power Systems, Inc.	577	232,491
NVIDIA Corp.	15,960	3,907,966
ON Semiconductor Corp.†	2,944	173,696
Samsung Electronics Co., Ltd.	22,343	1,383,937
Texas Instruments, Inc.	8,764	1,573,050
Wolfspeed, Inc.†	780	73,507
Xilinx, Inc.	2,287	442,649

		13,014,364

Electronic Connectors — 0.3%
Amphenol Corp., Class A	11,011	876,365
TE Connectivity, Ltd.	5,856	837,467

		1,713,832

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	14,256	1,986,146
Fortive Corp.	14,722	1,038,490
Keysight Technologies, Inc.†	273	46,088
Trimble, Inc.†	45	3,247

		3,073,971

Electronic Parts Distribution — 0.0%
Avnet, Inc.	2,010	81,124
SYNNEX Corp.	674	70,480

		151,604

Energy-Alternate Sources — 0.0%
Plug Power, Inc.†	3,600	78,732
Renewable Energy Group, Inc.†	1,250	50,325
REX American Resources Corp.†	647	62,390
Sunrun, Inc.†	1,650	42,785

		234,232

Engineering/R&D Services — 0.1%
Exponent, Inc.	812	77,124
Jacobs Engineering Group, Inc.	2,721	354,220

		431,344

Enterprise Software/Service — 0.9%
Alteryx, Inc., Class A†	630	35,954
Asure Software, Inc.†	7,580	54,955
Atlassian Corp. PLC, Class A†	1,258	408,020
Avalara, Inc.†	713	78,159
Benefitfocus, Inc.†	3,410	37,987
Bill.com Holdings, Inc.†	2,292	431,377
Black Knight, Inc.†	1,320	98,472
Cardlytics, Inc.†	320	21,472
Clarivate PLC†	2,272	37,397

453

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Enterprise Software/Service (continued)
Coupa Software, Inc.†	855	$114,801
Everbridge, Inc.†	660	33,739
Evolent Health, Inc., Class A†	1,980	46,946
Gusto, Inc(1)(2)†	775	22,283
HubSpot, Inc.†	337	164,726
LivePerson, Inc.†	850	25,389
Manhattan Associates, Inc.†	620	82,999
ManTech International Corp., Class A	770	55,625
MicroStrategy, Inc., Class A†	74	27,233
Palantir Technologies, Inc., Class A†	9,200	126,132
Paycom Software, Inc.†	177	59,348
salesforce.com, Inc.†	7,577	1,762,638
SAP SE	6,983	864,568
SS&C Technologies Holdings, Inc.	1,560	124,597
Veeva Systems, Inc., Class A†	1,610	380,829
Verb Technology Co., Inc.†	11,200	14,560
Workday, Inc., Class A†	1,707	431,888
Workiva, Inc.†	670	79,248

		5,621,342

Entertainment Software — 0.1%
AppLovin Corp., Class A†	300	19,326
Electronic Arts, Inc.	990	131,334
Playtika Holding Corp.†	4,856	82,698
Unity Software, Inc.†	316	33,227
Zynga, Inc., Class A†	9,259	83,979

		350,564

Filtration/Separation Products — 0.0%
ESCO Technologies, Inc.	1,070	85,365

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	2,334	111,378

Finance-Consumer Loans — 0.0%
SLM Corp.	5,235	96,010
SoFi Technologies, Inc.†	3,300	41,184
Upstart Holdings, Inc.†	350	38,153

		175,347

Finance-Credit Card — 1.3%
American Express Co.	2,481	446,134
Capital One Financial Corp.	453	17,830
Mastercard, Inc., Class A	6,351	2,453,899
Visa, Inc., Class A	21,973	4,969,633

		7,887,496

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	44,319	3,886,776
Close Brothers Group PLC	10,057	175,347
Piper Sandler Cos.	970	149,593
Tradeweb Markets, Inc., Class A	1,602	135,802
XP, Inc., Class A†	11,676	388,928

		4,736,446

Finance-Leasing Companies — 0.1%
Air Lease Corp.	1,830	72,852
Mitsubishi HC Capital, Inc.	44,100	228,182

		301,034

Finance-Mortgage Loan/Banker — 0.0%
Rocket Cos., Inc., Class A	1,300	16,432

Security Description	Shares	Value (Note 2)
Finance-Other Services — 0.4%
Cboe Global Markets, Inc.	1,091	$129,316
CME Group, Inc.	8,163	1,873,409
Coinbase Global, Inc., Class A†	115	21,867
Intercontinental Exchange, Inc.	2,408	304,997
SEI Investments Co.	1,690	99,051

		2,428,640

Firearms & Ammunition — 0.0%
Axon Enterprise, Inc.†	550	76,962

Fisheries — 0.0%
Mowi ASA ADR	896	22,033

Food-Baking — 0.0%
Hostess Brands, Inc.†	5,172	106,129

Food-Catering — 0.2%
Aramark	2,190	75,095
Compass Group PLC	37,565	852,692

		927,787

Food-Confectionery — 0.5%
Barry Callebaut AG	207	475,665
Mondelez International, Inc., Class A	41,201	2,761,703

		3,237,368

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	181,400	574,815

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	1,682	152,877

Food-Misc./Diversified — 0.7%
Beyond Meat, Inc.†	550	35,822
Conagra Brands, Inc.	2,000	69,520
Ingredion, Inc.	866	82,010
McCormick & Co., Inc.	3,514	352,489
Nestle SA	28,768	3,706,237

		4,246,078

Food-Retail — 0.2%
Seven & i Holdings Co., Ltd.	18,800	918,718

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	1,600	56,416

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	566	58,083
Dr. Martens PLC	60,571	251,127
Skechers U.S.A., Inc., Class A†	2,650	111,300

		420,510

Forestry — 0.0%
West Fraser Timber Co., Ltd.	319	29,488

Funeral Services & Related Items — 0.0%
Service Corp. International	1,305	80,545

Gas-Distribution — 0.2%
Atmos Energy Corp.	4,673	501,039
Beijing Enterprises Holdings, Ltd.	53,500	182,248
NiSource, Inc.	14,415	420,629
ONE Gas, Inc.	1,447	112,707
Southwest Gas Holdings, Inc.	945	64,430

		1,281,053

Golf — 0.0%
Acushnet Holdings Corp.	1,160	54,172
Callaway Golf Co.†	1,500	35,790

		89,962

454

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,720	$101,033

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	2,300	10,718
Tandem Diabetes Care, Inc.†	680	80,315

		91,033

Home Furnishings — 0.0%
Purple Innovation, Inc.†	1,700	14,144

Hotels/Motels — 0.5%
Hilton Worldwide Holdings, Inc.†	12,327	1,788,771
Marcus Corp.†	1,820	30,667
Marriott International, Inc., Class A†	6,360	1,024,723
Playa Hotels & Resorts NV†	5,350	40,821
Travel & Leisure Co.	1,970	111,896
Wyndham Hotels & Resorts, Inc.	1,240	104,098

		3,100,976

Human Resources — 0.2%
Korn Ferry	1,460	96,915
ManpowerGroup, Inc.	587	61,559
Paylocity Holding Corp.†	320	65,274
Recruit Holdings Co., Ltd.	14,400	710,055

		933,803

Import/Export — 0.2%
Mitsubishi Corp.	15,400	522,818
Sumitomo Corp.	33,600	521,013

		1,043,831

Independent Power Producers — 0.0%
Vistra Corp.	3,500	76,335

Industrial Automated/Robotic — 0.2%
Cognex Corp.	1,556	103,412
Colfax Corp.†	1,397	57,444
Omron Corp.	4,500	328,823
Rockwell Automation, Inc.	995	287,774
SMC Corp.	500	279,684
THK Co., Ltd.	9,300	231,498

		1,288,635

Industrial Gases — 0.7%
Air Liquide SA	4,040	692,848
Air Products & Chemicals, Inc.	4,100	1,156,692
Linde PLC	7,648	2,437,265

		4,286,805

Instruments-Controls — 0.3%
Honeywell International, Inc.	9,466	1,935,608

Insurance Brokers — 0.5%
Aon PLC, Class A	2,859	790,342
eHealth, Inc.†	760	16,606
Marsh & McLennan Cos., Inc.	11,866	1,823,092
Selectquote, Inc.†	2,229	16,472
Willis Towers Watson PLC	1,430	334,563

		2,981,075

Insurance-Life/Health — 0.8%
AIA Group, Ltd.	28,400	294,998
Aviva PLC	51,341	302,695
AXA SA	48,430	1,532,844
Brighthouse Financial, Inc.†	2,080	113,256
Challenger, Ltd.	46,061	188,187

Security Description	Shares	Value (Note 2)
Insurance-Life/Health (continued)
Equitable Holdings, Inc.	23,541	$791,919
Manulife Financial Corp.	25,305	526,943
Sun Life Financial, Inc.	19,525	1,105,774
Voya Financial, Inc.	3,671	249,481

		5,106,097

Insurance-Multi-line — 1.9%
American Financial Group, Inc.	923	120,249
Chubb, Ltd.	33,787	6,665,499
Direct Line Insurance Group PLC	79,841	329,541
Hartford Financial Services Group, Inc.	23,090	1,659,478
Kemper Corp.	830	49,783
MetLife, Inc.	7,939	532,389
Ping An Insurance Group Co. of China, Ltd.	35,000	274,301
Sampo Oyj, Class A	18,920	940,405
Storebrand ASA	67,576	719,296
Zurich Insurance Group AG	1,819	868,586

		12,159,527

Insurance-Property/Casualty — 0.8%
Alleghany Corp.†	68	45,152
Arch Capital Group, Ltd.†	2,275	105,378
Assurant, Inc.	1,016	154,950
Berkshire Hathaway, Inc., Class B†	3,738	1,170,069
Definity Financial Corp.†	4,464	101,209
Fidelity National Financial, Inc.	2,120	106,742
Markel Corp.†	65	80,128
Mercury General Corp.	1,100	60,126
PICC Property & Casualty Co., Ltd.	448,000	416,457
Progressive Corp.	3,206	348,364
Selective Insurance Group, Inc.	940	74,166
Tokio Marine Holdings, Inc.	14,800	884,300
Travelers Cos., Inc.	8,011	1,331,268
White Mountains Insurance Group, Ltd.	58	60,376

		4,938,685

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	1,309	74,325
Axis Capital Holdings, Ltd.	1,350	76,923
Muenchener Rueckversicherungs-Gesellschaft AG	5,017	1,573,511
Reinsurance Group of America, Inc.	445	51,099
RenaissanceRe Holdings, Ltd.	1,961	308,211

		2,084,069

Internet Application Software — 0.1%
Okta, Inc.†	870	172,164
Shopify, Inc., Class A†	412	397,267
Zendesk, Inc.†	864	85,113

		654,544

Internet Content-Entertainment — 1.7%
Meta Platforms, Inc., Class A†	23,755	7,441,491
Netflix, Inc.†	3,884	1,659,012
Pinterest, Inc., Class A†	11,841	350,020
Roku, Inc.†	644	105,648
Snap, Inc., Class A†	28,049	912,714
Spotify Technology SA†	1,102	216,279

		10,685,164

Internet Content-Information/News — 0.1%
IAC/InterActiveCorp†	525	71,683

455

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Internet Content-Information/News (continued)
Tencent Holdings, Ltd.	10,900	$665,307
Vimeo, Inc.†	1,303	19,089

		756,079

Internet Gambling — 0.0%
DraftKings, Inc., Class A†	1,890	41,750

Internet Security — 0.1%
NortonLifeLock, Inc.	9,193	239,110
Palo Alto Networks, Inc.†	631	326,479

		565,589

Investment Companies — 0.1%
Melrose Industries PLC	293,920	598,359

Investment Management/Advisor Services — 0.2%
Apollo Global Management, Inc.	3,068	214,760
Invesco, Ltd.	2,194	49,716
Julius Baer Group, Ltd.	9,489	619,848
LPL Financial Holdings, Inc.	703	121,141
StepStone Group, Inc., Class A	1,572	55,036
Virtus Investment Partners, Inc.	425	111,214

		1,171,715

Lasers-System/Components — 0.0%
Coherent, Inc.†	311	80,387
II-VI, Inc.†	1,266	80,265

		160,652

Lighting Products & Systems — 0.0%
Universal Display Corp.	326	50,044

Linen Supply & Related Items — 0.0%
UniFirst Corp.	326	61,969

Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	967	110,054

Machinery-Electrical — 0.2%
Argan, Inc.	2,090	77,644
Mitsubishi Electric Corp.	68,300	856,736

		934,380

Machinery-Farming — 0.1%
Alamo Group, Inc.	600	84,510
Deere & Co.	531	199,869
Toro Co.	1,090	105,272

		389,651

Machinery-General Industrial — 0.1%
Altra Industrial Motion Corp.	1,510	72,903
Middleby Corp.†	565	104,638
Nordson Corp.	470	109,294
Otis Worldwide Corp.	6,225	531,801
Tennant Co.	1,100	84,887

		903,523

Machinery-Material Handling — 0.1%
KION Group AG	8,222	750,161

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	2,200	106,612
Graco, Inc.	1,560	113,193
Ingersoll Rand, Inc.	4,522	254,182
Mueller Water Products, Inc., Class A	6,800	87,380

		561,367

Security Description	Shares	Value (Note 2)
Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	2,715	$68,988

Medical Information Systems — 0.0%
1Life Healthcare, Inc.†	2,270	25,333
CareCloud, Inc.†	5,200	30,056

		55,389

Medical Instruments — 0.7%
Alcon, Inc.	3,441	265,366
Bruker Corp.	1,180	78,588
Elekta AB, Series B	33,011	336,956
Intuitive Surgical, Inc.†	6,074	1,726,109
Medtronic PLC	20,896	2,162,527
NuVasive, Inc.†	850	44,209

		4,613,755

Medical Labs & Testing Services — 0.1%
Evotec SE†	8,911	357,013
MEDNAX, Inc.†	2,810	68,704

		425,717

Medical Products — 0.8%
Abbott Laboratories	6,787	865,071
Align Technology, Inc.†	197	97,507
Cooper Cos., Inc.	104	41,423
Envista Holdings Corp.†	1,113	48,126
Glaukos Corp.†	723	38,493
Inogen, Inc.†	968	28,779
Koninklijke Philips NV	22,110	733,535
Masimo Corp.†	396	87,068
Nevro Corp.†	490	32,193
Novocure, Ltd.†	600	41,190
Omnicell, Inc.†	690	103,597
Penumbra, Inc.†	385	87,014
Pulse Biosciences, Inc.†	1,300	15,808
Shockwave Medical, Inc.†	400	57,988
Siemens Healthineers AG*	12,178	776,355
STERIS PLC	1,308	293,515
Stryker Corp.	7,416	1,839,539
Tactile Systems Technology, Inc.†	1,990	31,382

		5,218,583

Medical-Biomedical/Gene — 0.4%
Aldeyra Therapeutics, Inc.†	3,610	13,249
Alnylam Pharmaceuticals, Inc.†	900	123,840
Amgen, Inc.	1,478	335,713
Anavex Life Sciences Corp.†	2,300	30,084
Apellis Pharmaceuticals, Inc.†	975	39,263
Applied Therapeutics, Inc.†	3,700	11,396
Arrowhead Pharmaceuticals, Inc.†	880	46,429
Beam Therapeutics, Inc.†	520	35,989
Biogen, Inc.†	179	40,454
BioMarin Pharmaceutical, Inc.†	1,210	107,242
Blueprint Medicines Corp.†	780	60,138
ChemoCentryx, Inc.†	2,420	65,074
Cue Biopharma, Inc.†	3,000	22,170
Denali Therapeutics, Inc.†	1,029	35,212
Exelixis, Inc.†	3,120	56,472
Fate Therapeutics, Inc.†	780	32,378
Forte Biosciences, Inc.†	6,090	10,292
Genprex, Inc.†	9,300	18,507
Global Blood Therapeutics, Inc.†	1,240	35,774
Guardant Health, Inc.†	890	61,899
Horizon Therapeutics PLC†	1,490	139,062

456

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical-Biomedical/Gene (continued)
IGM Biosciences, Inc.†	425	$7,523
Insmed, Inc.†	1,700	38,556
Ionis Pharmaceuticals, Inc.†	1,647	52,375
Iovance Biotherapeutics, Inc.†	1,770	29,471
Kezar Life Sciences, Inc.†	3,000	39,540
Lexicon Pharmaceuticals, Inc.†	5,940	18,830
Mirati Therapeutics, Inc.†	510	60,843
Moderna, Inc.†	606	102,614
NGM Biopharmaceuticals, Inc.†	2,100	33,201
Novavax, Inc.†	530	49,661
Ovid therapeutics, Inc.†	10,461	28,872
Oyster Point Pharma, Inc.†	2,700	32,373
PharmaCyte Biotech, Inc.†	6,500	13,910
Regeneron Pharmaceuticals, Inc.†	188	114,415
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Savara, Inc.†	17,260	21,230
Scholar Rock Holding Corp.†	1,000	17,810
Seagen, Inc.†	789	106,128
Selecta Biosciences, Inc.†	7,710	19,275
Sorrento Therapeutics, Inc.†	3,100	10,695
Statera Biopharma, Inc.†	6,500	9,230
TG Therapeutics, Inc.†	1,700	19,669
Ultragenyx Pharmaceutical, Inc.†	794	55,524
United Therapeutics Corp.†	416	83,978
Vertex Pharmaceuticals, Inc.†	722	175,482
Veru, Inc.†	2,400	12,480
Wave Life Sciences, Ltd.†	5,780	12,658
Xencor, Inc.†	1,930	66,334
ZIOPHARM Oncology, Inc.†	31,700	34,236

		2,587,550

Medical-Drugs — 4.3%
AbbVie, Inc.	32,310	4,422,916
Aclaris Therapeutics, Inc.†	1,820	19,874
Alkermes PLC†	3,220	82,110
Astellas Pharma, Inc.	76,300	1,227,579
AstraZeneca PLC	2,371	275,126
AstraZeneca PLC ADR	72,017	4,192,110
Bayer AG	14,316	867,907
Bioxcel Therapeutics, Inc.†	1,220	20,618
Bristol-Myers Squibb Co.	7,222	468,636
Citius Pharmaceuticals, Inc.†	10,400	15,704
Corbus Pharmaceuticals Holdings, Inc.†	33,710	14,832
Eagle Pharmaceuticals, Inc.†	1,280	58,803
Eli Lilly & Co.	10,188	2,500,033
GlaxoSmithKline PLC ADR	16,355	733,031
Intellia Therapeutics, Inc.†	560	52,959
Ipsen SA	2,922	284,405
Johnson & Johnson	11,739	2,022,512
Jounce Therapeutics, Inc.†	2,960	22,141
Merck & Co., Inc.	10,663	868,821
Novartis AG	16,731	1,454,649
Otsuka Holdings Co., Ltd.	13,300	455,634
Pacira BioSciences, Inc.†	980	61,515
Pfizer, Inc.	17,579	926,237
Prestige Consumer Healthcare, Inc.†	1,810	102,174
Reata Pharmaceuticals, Inc., Class A†	590	16,591
Roche Holding AG	5,426	2,098,050
Roche Holding AG ADR	5,308	257,916
Sanofi	15,817	1,644,198
Sanofi ADR	4,313	224,276
Spectrum Pharmaceuticals, Inc.†	31,530	22,112

Security Description	Shares	Value (Note 2)
Medical-Drugs (continued)
TherapeuticsMD, Inc.†	52,000	$15,782
Zoetis, Inc.	8,667	1,731,580

		27,160,831

Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	497	35,531

Medical-HMO — 1.7%
Anthem, Inc.	4,669	2,058,982
Centene Corp.†	19,136	1,488,015
Clover Health Investments Corp.†	2,300	5,934
Humana, Inc.	1,200	471,000
Molina Healthcare, Inc.†	549	159,474
Triple-S Management Corp., Class B†	1,600	57,584
UnitedHealth Group, Inc.	13,546	6,401,433

		10,642,422

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	8,317	1,996,496
Select Medical Holdings Corp.	1,334	30,989
Tenet Healthcare Corp.†	860	63,743

		2,091,228

Medical-Nursing Homes — 0.0%
Pennant Group, Inc.†	1,438	23,900

Medical-Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	354	47,825
Chemed Corp.	189	88,624
LHC Group, Inc.†	464	57,583
Teladoc Health, Inc.†	938	71,954

		265,986

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	208	53,398
Owens & Minor, Inc.	800	33,672

		87,070

Metal Processors & Fabrication — 0.0%
Proto Labs, Inc.†	520	26,094
Timken Co.	1,300	86,840

		112,934

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	1,188	64,366

Metal-Copper — 0.1%
Antofagasta PLC	32,257	589,614

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	2,952	234,402
South32, Ltd.	148,131	406,786

		641,188

Miscellaneous Manufacturing — 0.1%
John Bean Technologies Corp.	620	83,700
Knorr-Bremse AG	2,881	290,638

		374,338

Motion Pictures & Services — 0.0%
Lions Gate Entertainment Corp., Class A†	1,600	25,088

Multimedia — 0.3%
E.W. Scripps Co., Class A†	2,170	44,485
Walt Disney Co.†	13,291	1,900,214

		1,944,699

457

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Music — 0.0%
Warner Music Group Corp., Class A	1,609	$68,383

Networking Products — 0.3%
Cisco Systems, Inc.	9,761	543,395
Infinera Corp.†	5,550	46,731
Telefonaktiebolaget LM Ericsson, Class B	82,928	1,029,218

		1,619,344

Non-Ferrous Metals — 0.2%
IGO, Ltd.	128,970	1,084,669

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	6,755	862,343
Waste Connections, Inc.	10,174	1,268,698

		2,131,041

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	6,200	38,192

Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	5,530	68,240

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,928	806,890

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	10,268	102,269

Oil Companies-Exploration & Production — 0.4%
Callon Petroleum Co.†	898	44,397
Camber Energy, Inc.†	23,412	13,619
CNX Resources Corp.†	4,000	59,320
ConocoPhillips	7,716	683,792
Crescent Energy, Inc., Class A†	2,140	28,398
EOG Resources, Inc.	9,414	1,049,473
Evolution Petroleum Corp.	20,200	116,150
Kosmos Energy, Ltd.†	13,400	58,022
Pioneer Natural Resources Co.	507	110,977
Range Resources Corp.†	3,800	73,150

		2,237,298

Oil Companies-Integrated — 0.9%
Chevron Corp.	7,086	930,604
Equinor ASA	40,183	1,106,982
Exxon Mobil Corp.	17,887	1,358,697
Shell PLC ADR†	9,748	501,047
TotalEnergies SE	30,868	1,748,424
TotalEnergies SE ADR	5,037	286,102

		5,931,856

Oil Refining & Marketing — 0.1%
DCC PLC	5,657	474,843
Marathon Petroleum Corp.	1,965	140,989

		615,832

Oil-Field Services — 0.1%
Halliburton Co.	8,318	255,695
NexTier Oilfield Solutions, Inc.†	12,960	78,019
TechnipFMC PLC†	7,724	50,129

		383,843

Oil-U.S. Royalty Trusts — 0.0%
Texas Pacific Land Corp.	73	78,475

Optical Supplies — 0.1%
EssilorLuxottica SA	3,399	644,534

Security Description	Shares	Value (Note 2)
Paper & Related Products — 0.1%
International Paper Co.	2,311	$111,506
Resolute Forest Products, Inc.	2,500	34,050
Stora Enso Oyj, Class R	33,532	683,265

		828,821

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	1,754	111,853

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	410	101,680

Pharmacy Services — 0.3%
Cigna Corp.	6,687	1,541,086
CVS Health Corp.	2,107	224,417

		1,765,503

Photo Equipment & Supplies — 0.0%
Largan Precision Co., Ltd.	2,000	146,820

Pipelines — 0.1%
Antero Midstream Corp.	4,900	48,755
Cheniere Energy, Inc.	1,995	223,241
Equitrans Midstream Corp.	4,100	33,251
NextDecade Corp.†	5,480	12,111
Targa Resources Corp.	1,980	116,978
TC Energy Corp.	2,957	152,729

		587,065

Power Converter/Supply Equipment — 0.2%
ABB, Ltd.	27,255	942,013
Generac Holdings, Inc.†	433	122,271

		1,064,284

Private Corrections — 0.0%
CoreCivic, Inc.†	7,200	72,792

Private Equity — 0.2%
Blackstone, Inc., Class A	4,385	578,688
Bridgepoint Group, Ltd.†*	47,417	245,517
KKR & Co., Inc., Class A	6,316	449,447

		1,273,652

Professional Sports — 0.0%
Madison Square Garden Entertainment Corp.†	284	20,116

Publishing-Books — 0.0%
Houghton Mifflin Harcourt Co.†	4,840	87,168

Publishing-Newspapers — 0.0%
TEGNA, Inc.	3,100	60,016

Quarrying — 0.0%
Compass Minerals International, Inc.	850	45,390

Racetracks — 0.0%
Churchill Downs, Inc.	350	73,605

Radio — 0.0%
Liberty Media Corp. — Liberty SiriusXM, Series C†	910	42,342

Real Estate Investment Trusts — 1.9%
Acadia Realty Trust	2,400	47,496
Alexandria Real Estate Equities, Inc.	1,691	329,474
American Campus Communities, Inc.	1,652	86,334
American Homes 4 Rent, Class A	1,962	76,773
American Tower Corp.	5,451	1,370,926
Annaly Capital Management, Inc.	10,950	86,505
Apartment Income REIT Corp.	1,435	75,797

458

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Apple Hospitality REIT, Inc.	5,880	$94,844
AvalonBay Communities, Inc.	678	165,588
Camden Property Trust	4,284	685,826
Crown Castle International Corp.	3,422	624,549
CubeSmart	3,430	174,038
Diversified Healthcare Trust	9,780	29,829
Douglas Emmett, Inc.	2,461	76,832
EPR Properties	1,412	62,086
Equinix, Inc.	284	205,872
Equity LifeStyle Properties, Inc.	5,574	436,388
Equity Residential	15,722	1,395,013
Essex Property Trust, Inc.	261	86,782
GEO Group, Inc.	4,300	28,939
Great Portland Estates PLC	46,401	477,834
Healthcare Trust of America, Inc., Class A	2,840	92,442
Invitation Homes, Inc.	3,930	164,981
JBG SMITH Properties	1,880	51,512
Kilroy Realty Corp.	765	48,960
Lamar Advertising Co., Class A	640	70,886
LTC Properties, Inc.	2,620	94,503
Medical Properties Trust, Inc.	3,630	82,619
National Retail Properties, Inc.	1,270	56,363
Omega Healthcare Investors, Inc.	1,530	48,164
Orchid Island Capital, Inc.	13,960	56,259
Outfront Media, Inc.	3,470	86,195
Park Hotels & Resorts, Inc.†	3,410	62,062
Physicians Realty Trust	5,180	94,587
Piedmont Office Realty Trust, Inc., Class A	3,980	70,685
Prologis, Inc.	16,361	2,565,732
Public Storage	143	51,270
Rexford Industrial Realty, Inc.	2,000	146,340
RLJ Lodging Trust	4,603	63,752
Sabra Health Care REIT, Inc.	3,690	50,221
Safehold, Inc.	580	35,902
SBA Communications Corp.	77	25,059
Scentre Group	179,168	374,047
Service Properties Trust	5,510	47,110
Simon Property Group, Inc.	398	58,586
Starwood Property Trust, Inc.	3,080	76,230
Summit Hotel Properties, Inc.†	9,950	93,729
Sun Communities, Inc.	962	181,780
VICI Properties, Inc.	3,700	105,894
Welltower, Inc.	2,848	246,722
Weyerhaeuser Co.	2,104	85,065
WP Carey, Inc.	1,095	84,972

		11,990,354

Real Estate Management/Services — 0.0%
Douglas Elliman, Inc.†	3,364	26,105
eXp World Holdings, Inc.	1,000	27,140
Redfin Corp.†	1,290	38,145

		91,390

Real Estate Operations & Development — 0.1%
Howard Hughes Corp.†	773	74,448
Mitsui Fudosan Co., Ltd.	35,100	750,453
Transcontinental Realty Investors, Inc.†	700	27,027

		851,928

Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	420	37,229

Security Description	Shares	Value (Note 2)
Rental Auto/Equipment — 0.3%
Ashtead Group PLC	11,429	$816,434
Avis Budget Group, Inc.†	338	59,549
Element Fleet Management Corp.	59,951	610,758
PROG Holdings, Inc.†	860	34,237
United Rentals, Inc.†	76	24,329

		1,545,307

Resorts/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	240	38,971
Vail Resorts, Inc.	248	68,721

		107,692

Retail-Apparel/Shoe — 0.8%
Burlington Stores, Inc.†	1,133	268,442
Caleres, Inc.	2,470	59,230
Lululemon Athletica, Inc.†	2,638	880,459
Moncler SpA	9,070	578,916
Next PLC	5,855	595,819
Ross Stores, Inc.	18,077	1,767,027
Zalando SE†*	7,074	555,815

		4,705,708

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	81	160,895
O’Reilly Automotive, Inc.†	359	233,978

		394,873

Retail-Automobile — 0.2%
CarMax, Inc.†	354	39,354
Carvana Co.†	4,604	746,124
Group 1 Automotive, Inc.	340	57,736
Penske Automotive Group, Inc.	916	93,093

		936,307

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,100	17,864

Retail-Building Products — 0.6%
Home Depot, Inc.	6,343	2,327,754
Kingfisher PLC	199,416	896,146
Lowe’s Cos., Inc.	1,373	325,882

		3,549,782

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	937	76,497
Qurate Retail, Inc., Series A	4,070	28,612

		105,109

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	461	86,580

Retail-Discount — 1.0%
BJ’s Wholesale Club Holdings, Inc.†	1,410	86,673
Citi Trends, Inc.†	640	31,181
Costco Wholesale Corp.	2,258	1,140,584
Dollar General Corp.	13,063	2,723,374
Dollar Tree, Inc.†	909	119,279
Ollie’s Bargain Outlet Holdings, Inc.†	679	32,551
Walmart, Inc.	13,383	1,871,077

		6,004,719

Retail-Drug Store — 0.0%
Welcia Holdings Co., Ltd.	7,900	214,187

Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	1,240	134,813

459

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Gardening Products — 0.1%
GrowGeneration Corp.†	1,550	$13,082
Tractor Supply Co.	1,627	355,190

		368,272

Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.†	800	13,544
La-Z-Boy, Inc.	2,870	105,358
RH†	127	51,158

		170,060

Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	580	49,955

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.†	1,000	22,500
TJX Cos., Inc.	6,715	483,279

		505,779

Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	670	109,880
GameStop Corp., Class A†	322	35,075
Party City Holdco, Inc.†	2,500	11,825

		156,780

Retail-Office Supplies — 0.0%
ODP Corp.†	1,310	57,941

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	278	101,120

Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	521	48,469
PetMed Express, Inc.	2,180	56,309

		104,778

Retail-Petroleum Products — 0.0%
TravelCenters of America, Inc.†	520	23,702

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	1,010	60,307
Macy’s, Inc.	4,600	117,760

		178,067

Retail-Restaurants — 0.8%
Brinker International, Inc.†	620	20,590
Chipotle Mexican Grill, Inc.†	516	766,559
Jack in the Box, Inc.	736	67,013
McDonald’s Corp.	5,080	1,318,006
Papa John’s International, Inc.	1,040	128,388
Starbucks Corp.	10,247	1,007,485
Wingstop, Inc.	347	53,178
Yum! Brands, Inc.	15,395	1,926,992

		5,288,211

Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	900	17,721

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	2,870	59,495
Sumitomo Rubber Industries, Ltd.	15,200	158,275

		217,770

Satellite Telecom — 0.0%
Globalstar, Inc.†	26,400	28,248
Gogo, Inc.†	2,150	26,768

		55,016

Security Description	Shares	Value (Note 2)
Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	6,070	$67,559
Investors Bancorp, Inc.	6,950	113,424
New York Community Bancorp, Inc.	4,500	52,470
Pacific Premier Bancorp, Inc.	3,587	137,203
TFS Financial Corp.	3,060	53,183
WSFS Financial Corp.	2,004	104,969

		528,808

Schools — 0.0%
2U, Inc.†	1,140	18,399
Bright Horizons Family Solutions, Inc.†	470	60,353
Grand Canyon Education, Inc.†	609	50,961
Strategic Education, Inc.	221	13,185

		142,898

Semiconductor Components-Integrated Circuits — 1.1%
Cirrus Logic, Inc.†	1,226	109,654
MaxLinear, Inc.†	1,810	108,636
NXP Semiconductors NV	4,853	997,000
Power Integrations, Inc.	1,134	91,525
QUALCOMM, Inc.	12,798	2,249,377
Renesas Electronics Corp.†	27,200	313,105
Taiwan Semiconductor Manufacturing Co., Ltd.	108,000	2,459,482
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,295	281,436

		6,610,215

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	5,640	779,335
ASML Holding NV(NASDAQ)	931	630,473
ASML Holding NV(XAMS)	2,285	1,562,943
Brooks Automation, Inc.	1,350	113,859
Entegris, Inc.	1,090	130,626
KLA Corp.	4,252	1,655,176
Lam Research Corp.	671	395,836
MKS Instruments, Inc.	474	73,627
Tokyo Electron, Ltd.	1,500	729,117

		6,070,992

Software Tools — 0.0%
VMware, Inc., Class A	1,069	137,345

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	2,990	41,950

Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.†	4,065	69,674
Commercial Metals Co.	2,863	95,739
Reliance Steel & Aluminum Co.	457	69,866
United States Steel Corp.	2,810	58,223

		293,502

Telecom Equipment-Fiber Optics — 0.0%
Ciena Corp.†	1,620	107,422

Telecommunication Equipment — 0.0%
Viavi Solutions, Inc.†	5,740	94,480

Telephone-Integrated — 0.5%
AT&T, Inc.	12,592	321,096
KT Corp.†	10,322	271,749
Nippon Telegraph & Telephone Corp.	62,500	1,781,142
SoftBank Group Corp.	6,500	287,518
Telecom Italia SpA (RSP)	479,372	213,895
Telephone & Data Systems, Inc.	2,000	39,600
Verizon Communications, Inc.	5,114	272,218

		3,187,218

460

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Television — 0.0%
Nexstar Media Group, Inc., Class A	620	$102,536
Sinclair Broadcast Group, Inc., Class A	1,100	30,228

		132,764

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	1,945	31,237
Cinemark Holdings, Inc.†	1,200	18,120

		49,357

Therapeutics — 0.0%
Neurocrine Biosciences, Inc.†	880	69,538
Ocugen, Inc.†	2,800	9,940
Sarepta Therapeutics, Inc.†	830	59,403

		138,881

Tobacco — 0.2%
Altria Group, Inc.	4,560	232,013
Philip Morris International, Inc.	8,983	923,901
Vector Group, Ltd.	3,828	42,529

		1,198,443

Tools-Hand Held — 0.0%
MSA Safety, Inc.	335	46,029

Toys — 0.0%
Mattel, Inc.†	2,700	56,484

Transport-Rail — 0.9%
Canadian Pacific Railway, Ltd.	1,457	104,030
Central Japan Railway Co.	2,900	383,941
CSX Corp.	44,913	1,536,923
Norfolk Southern Corp.	6,271	1,705,649
Union Pacific Corp.	8,664	2,118,781

		5,849,324

Transport-Services — 0.4%
CryoPort, Inc.†	1,260	52,630
FedEx Corp.	1,314	323,060
Hub Group, Inc., Class A†	1,060	80,263
United Parcel Service, Inc., Class B	10,564	2,136,147

		2,592,100

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	2,720	523,709
Knight-Swift Transportation Holdings, Inc.	1,022	57,824
Landstar System, Inc.	560	89,600
Saia, Inc.†	639	181,655
XPO Logistics, Inc.†	670	44,334

		897,122

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	16,526	430,337

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	505	48,268

Water — 0.1%
American Water Works Co., Inc.	2,200	353,760
Essential Utilities, Inc.	1,693	82,517

		436,277

Web Hosting/Design — 0.1%
GoDaddy, Inc., Class A†	1,170	88,581

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
VeriSign, Inc.†	879	$190,901

		279,482

Web Portals/ISP — 2.9%
Alphabet, Inc., Class A†	938	2,538,294
Alphabet, Inc., Class C†	5,419	14,707,003
NAVER Corp.	1,732	458,865
Z Holdings Corp.	70,000	357,656

		18,061,818

Wire & Cable Products — 0.1%
Prysmian SpA	17,995	605,493

Wireless Equipment — 0.1%
Maxar Technologies, Inc.	930	24,189
Motorola Solutions, Inc.	2,195	509,108
Ubiquiti, Inc.	158	45,827

		579,124

Total Common Stocks (cost $421,509,178)		493,101,951

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Computer Graphics — 0.0%
Canva, Inc., Series A†(1)(2)	2	3,408

Decision Support Software — 0.0%
Databricks, Inc., Series G†(1)(2)	100	22,045
Databricks, Inc., Series H†(1)(2)	286	63,050

		85,095

Electric-Integrated — 0.1%
AES Corp. 6.89%	1,012	92,143
Southern Co. 6.75%	2,200	117,260

		209,403

Enterprise Software/Service — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	31,246

Total Convertible Preferred Securities (cost $332,836)		329,152

ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
AmeriCredit Automobile Receivables Trust Series 2021-2, Class D 1.29% due 06/18/2027	$140,000	136,574
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(4)	87,259	86,429
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(4)	95,472	94,317
Angel Oak Mtg. Trust VRS Series 2021-1, Class A2 1.12% due 01/25/2066*(3)(4)	28,231	27,969
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(4)	24,409	24,406
Angel Oak Mtg. Trust VRS Series 2020-6, Class M1 2.81% due 05/25/2065*(3)(4)	70,000	69,564

461

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/05/2049*	$74,250	$74,654
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class B 2.68% due 08/20/2026*	100,000	100,953
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A 3.45% due 03/20/2023*	33,333	33,421
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	108,655
Barclays Mtg. Loan Trust VRS Series 2021-NQM1, Class A3 2.19% due 09/25/2051*(3)(4)	110,218	109,022
BFLD Trust FRS Series 2019-DPLO, Class C 1.65% (1 ML+1.54%) due 10/15/2034*(5)	55,000	54,514
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(5)	100,000	101,125
Carvana Auto Receivables Trust Series 2021-P4, Class C 2.33% due 02/10/2028	145,000	142,971
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(3)(5)	75,000	77,552
CIM Trust VRS Series 2019-INV3, Class A15 3.50% due 08/25/2049*(3)(4)	25,311	25,466
Citigroup Mtg. Loan Trust, Inc. VRS Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)(4)	61,211	60,728
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	80,000	81,232
Cold Storage Trust FRS Series 2020-ICE5, Class B 1.41% (1 ML+1.30%) due 11/15/2037*(5)	98,299	98,176
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(4)	25,808	25,780
COLT Mtg Loan Trust VRS Series 2021-6, Class A1 1.91% due 12/25/2066*(3)(4)	236,880	235,115
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(3)(4)	79,058	77,630
Driven Brands Funding LLC Series 2021-1A, Class A2 2.79% due 10/20/2051*	119,700	115,499
Driven Brands Funding LLC Series 2020-2A, Class A2 3.24% due 01/20/2051*	94,050	93,571

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Dryden 77 CLO, Ltd. FRS Series 2020-77A, Class AR 1.28% (3 ML+1.12%) due 05/20/2034*	$250,000	$250,469
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(3)(4)	77,884	76,396
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	60,000	59,338
Exeter Automobile Receivables Trust Series 2021-4A, Class C 1.46% due 10/15/2027	200,000	197,849
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(5)	100,000	101,201
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74% due 04/15/2033*	100,000	97,642
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class B 1.32% due 09/15/2027	55,000	53,505
GMF Floorplan Owner Revolving Trust Series 2019-1, Class C 3.06% due 04/15/2024*	101,000	101,510
Great Wolf Trust FRS Series 2019-WOLF, Class C 1.74% (1 ML+1.63%) due 12/15/2036*(5)	30,000	29,718
GS Mtg. Securities Trust VRS Series 2016-PJ5, Class A8 2.50% due 10/25/2051*(3)(4)	172,263	171,402
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 2.96% due 10/25/2050*(3)(4)	40,722	40,943
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 0.93% (1 ML+0.83%) due 08/25/2050*(4)	7,981	8,017
JPMorgan Mtg. Trust VRS Series 2019-INV2, Class A3 3.50% due 02/25/2050*(3)(4)	5,937	5,973
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(4)	16,760	16,937
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A15 3.50% due 05/25/2050*(3)(4)	15,363	15,501
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(4)	30,327	30,651
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class B 1.21% (1 ML+1.10%) due 04/15/2038*(5)	205,000	204,219
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% due 12/15/2051(5)	55,000	61,013
Morgan Stanley Residential Mtg. Loan Trust VRS Series 2021-2, Class A9 2.50% due 05/25/2051*(3)(4)	89,512	86,692

462

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
MVW LLC Series 2021-1WA, Class B 1.44% due 01/22/2041*	$82,707	$81,147
MVW LLC Series 2019-2A, Class A 2.22% due 10/20/2038*	144,350	144,863
Navient Private Education Refi Loan Trust Series 2021-A, Class A 0.84% due 05/15/2069*	61,102	60,171
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	31,424	31,761
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	56,292	57,005
Nelnet Student Loan Trust Series 2021-CA, Class AFX 1.32% due 04/20/2062*	224,483	219,133
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.69% (1 ML+1.59%) due 04/15/2032*(5)	100,000	98,501
NYO Commercial Mtg. Trust FRS Series 2021-1290, Class C 2.10% (1 ML+2.00%) due 11/15/2038*(5)	215,000	213,544
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.21% (1 ML+1.10%) due 10/25/2059*(4)	26,070	26,399
Palmer Square CLO, Ltd. FRS Series 2021-2A, Class A 1.39% (3 ML+1.15%) due 07/15/2034*	255,000	255,350
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	91,913	91,911
Provident Funding Mtg. Trust VRS Series 2019-1, Class B1 3.23% due 12/25/2049*(3)(4)	171,665	172,997
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(3)(4)	6,053	6,088
ServiceMaster Funding LLC Series 2021-1, Class A2I 2.87% due 07/30/2051*	114,425	110,478
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A 3.50% due 06/20/2035*	23,478	23,870
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.07% due 01/15/2053*	143,872	138,243
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23% due 09/15/2037*	90,870	91,217
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	32,718	33,120

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	$45,185	$45,528
Starwood Mtg. Residential Trust VRS Series 2020-INV1, Class A1 1.03% due 11/25/2055*(3)(4)	45,174	44,752
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A2 1.17% due 05/25/2065*(3)(4)	57,166	56,592
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(4)	82,633	82,073
Verus Securitization Trust VRS Series 2021-7, Class A1 1.83% due 10/25/2066*(3)(4)	265,811	262,251
Verus Securitization Trust VRS Series 2019-INV3, Class A1 2.69% due 11/25/2059*(3)(4)	35,567	35,890
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(4)	19,455	19,491
Wells Fargo Mtg. Backed Securities Trust VRS Series 2021-RR1, Class A1 2.50% due 12/25/2050*(3)(4)	91,962	90,094
World Omni Select Auto Trust Series 2019-A, Class B 2.17% due 12/15/2025	40,000	40,229

Total Asset Backed Securities (cost $6,265,712)		6,196,997

U.S. CORPORATE BONDS & NOTES — 5.3%
Advertising Agencies — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	50,000	52,281

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.25% due 06/01/2031	250,000	244,039
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	30,625
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	53,544
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	57,030

		385,238

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	25,290

Airlines — 0.0%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	133,214	132,661
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	20,195

463

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	$94,238	$101,718

		254,574

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	26,162
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	250,000	294,863
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	160,000	151,187
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	30,000	27,909
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	120,000	121,185
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	26,473

		647,779

Auto-Cars/Light Trucks — 0.2%
American Honda Finance Corp. Senior Notes 0.75% due 08/09/2024	200,000	195,434
BMW US Capital LLC Company Guar. Notes 2.95% due 04/14/2022*	80,000	80,399
General Motors Co. Senior Notes 4.00% due 04/01/2025	150,000	157,573
General Motors Financial Co., Inc. Senior Notes 2.40% due 04/10/2028	300,000	290,847
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	80,000	76,554
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	50,000	48,898
Hyundai Capital America Senior Notes 2.00% due 06/15/2028*	260,000	245,605
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	45,000	45,467
Hyundai Capital America Senior Notes 2.85% due 11/01/2022*	28,000	28,255
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	200,000	207,471

		1,376,503

Auto-Heavy Duty Trucks — 0.1%
PACCAR Financial Corp. Senior Notes 0.90% due 11/08/2024	215,000	211,113

Security Description	Principal Amount	Value (Note 2)
Auto-Heavy Duty Trucks (continued)
PACCAR Financial Corp. Senior Notes 1.10% due 05/11/2026	$175,000	$169,656
PACCAR Financial Corp. Senior Notes 2.65% due 05/10/2022	105,000	105,629

		486,398

Banks-Commercial — 0.0%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	61,790
Santander Holdings USA, Inc. Senior Notes 2.49% due 01/06/2028	135,000	132,856
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	95,000	90,600

		285,246

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.65% due 07/14/2028	350,000	337,283

Banks-Super Regional — 0.1%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	45,000	45,164
KeyCorp Senior Notes 2.25% due 04/06/2027	95,000	94,610
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	175,000	173,496
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	510,000	492,604
Wells Fargo & Co. Senior Notes 3.50% due 03/08/2022	9,000	9,027
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	89,229

		904,130

Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 06/01/2030	150,000	159,049
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	50,000	64,582

		223,631

Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024	115,000	120,136

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 2.40% due 07/15/2031	340,000	329,955

464

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Building Products-Cement (continued)
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	$50,000	$55,003

		384,958

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	170,000	150,791
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	125,000	130,110
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	26,246
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	70,000	66,081
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	30,000	30,148
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	365,000	392,359
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	295,000	257,047

		1,052,782

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	25,000	25,285

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 2.75% due 08/18/2055	240,000	215,338
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	53,057

		268,395

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	50,000	51,099
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,225

		61,324

Commercial Services-Finance — 0.1%
Moody’s Corp. Senior Notes 2.00% due 08/19/2031	205,000	192,388
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	105,000	107,024

		299,412

Security Description	Principal Amount	Value (Note 2)
Computers — 0.1%
Apple, Inc. Senior Notes 1.25% due 08/20/2030	$125,000	$113,956
Apple, Inc. Senior Notes 1.65% due 05/11/2030	100,000	94,344
Apple, Inc. Senior Notes 1.70% due 08/05/2031	215,000	201,903
Apple, Inc. Senior Notes 2.75% due 01/13/2025	150,000	154,758
Apple, Inc. Senior Notes 2.95% due 09/11/2049	75,000	72,213
Apple, Inc. Senior Notes 3.25% due 02/23/2026	100,000	104,789
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	54,287

		796,250

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	52,164

Cosmetics & Toiletries — 0.0%
Unilever Capital Corp. Company Guar. Notes 3.00% due 03/07/2022	110,000	110,286

Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	35,000	36,263

Diagnostic Equipment — 0.1%
PerkinElmer, Inc. Senior Notes 1.90% due 09/15/2028	210,000	200,227
Thermo Fisher Scientific, Inc. Senior Notes 2.80% due 10/15/2041	150,000	143,740

		343,967

Diversified Banking Institutions — 0.7%
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	220,000	208,082
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	150,000	146,837
Bank of America Corp. Senior Notes 2.65% due 03/11/2032	200,000	195,487
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	100,000	91,107
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	75,000	79,105
Bank of America Corp. Senior Notes 4.33% due 03/15/2050	380,000	437,084

465

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.57% due 06/03/2031	$440,000	$428,623
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	150,000	153,874
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	100,000	105,994
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	30,168
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	150,000	147,011
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	115,000	111,913
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	125,000	132,991
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	275,000	309,496
JPMorgan Chase & Co. Senior Notes 1.58% due 04/22/2027	75,000	72,538
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	150,000	146,200
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	440,000	437,199
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	120,000	123,126
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	100,000	106,013
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	100,000	108,519
Morgan Stanley Senior Notes 2.19% due 04/28/2026	150,000	149,726
Morgan Stanley Senior Notes 3.13% due 07/27/2026	100,000	103,451
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	78,587
Morgan Stanley Senior Notes 3.62% due 04/01/2031	150,000	158,586
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	125,000	129,188

		4,190,905

Diversified Manufacturing Operations — 0.0%
3M Co. Senior Notes 3.25% due 08/26/2049	105,000	108,313

Security Description	Principal Amount	Value (Note 2)
Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	$33,000	$35,007

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	275,000	283,250
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	83,054

		366,304

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	115,000	126,101
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	26,499

		152,600

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	28,375
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	110,021

		138,396

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	35,698

Electric-Integrated — 0.3%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	90,000	86,020
Alabama Power Co. Senior Notes 3.13% due 07/15/2051	250,000	238,590
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	55,070
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	26,291
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	25,184
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	300,000	309,490
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	50,945
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	31,084
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	20,767

466

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Exelon Corp. Senior Notes 3.40% due 04/15/2026	$125,000	$131,008
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	26,009
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	29,070
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	32,255
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.44% due 01/15/2032	220,000	212,182
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	55,000	51,822
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	27,802
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	55,000	61,964
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	27,674
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	100,000	102,325

		1,545,552

Electric-Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 2.75% due 08/15/2051	175,000	157,146
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	57,895

		215,041

Electronic Components-Semiconductors — 0.0%
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	35,000	33,377

Electronic Connectors — 0.0%
Amphenol Corp. Senior Notes 2.20% due 09/15/2031	75,000	71,133

Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	26,722

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	125,000	126,431
salesforce.com, Inc. Senior Notes 2.70% due 07/15/2041	395,000	371,221

		497,652

Security Description	Principal Amount	Value (Note 2)
Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 2.20% due 11/02/2028	$245,000	$233,539

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 4.25% due 08/15/2024	275,000	287,688

Finance-Credit Card — 0.1%
Capital One Financial Corp. Sub. Notes 2.36% due 07/29/2032	190,000	174,220
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	86,649
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	125,000	130,022
Discover Financial Services Senior Notes 3.85% due 11/21/2022	68,000	69,522
Western Union Co. Senior Notes 2.85% due 01/10/2025	20,000	20,383

		480,796

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.20% due 01/15/2027	195,000	189,657

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	61,898

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	31,699

Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	90,000	82,145
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	115,000	122,852
Southern California Gas Co. Senior Sec. Notes 4.13% due 06/01/2048	25,000	28,047

		233,044

Hotels/Motels — 0.0%
Marriott International, Inc. Senior Notes 4.65% due 12/01/2028	255,000	277,011

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Senior Notes 1.75% due 08/15/2031	300,000	282,231

Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 1.10% due 03/01/2027	250,000	238,207

467

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.0%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	$85,000	$85,870
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	35,000	33,764
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	31,195
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	54,190

		205,019

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	55,000	69,369
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	7,000	7,199
Brighthouse Financial Global Funding Sec. Notes 1.55% due 05/24/2026*	105,000	102,191
Brighthouse Financial Global Funding Senior Sec. Notes 2.00% due 06/28/2028*	340,000	324,992
CNO Global Funding Sec. Notes 2.65% due 01/06/2029*	315,000	306,509
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	55,000	53,624
Jackson National Life Global Funding Sec. Notes 1.75% due 01/12/2025*	400,000	396,507
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	28,354
Principal Financial Group, Inc. Company Guar. Notes 2.13% due 06/15/2030	125,000	120,252
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	25,000	26,991
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	29,197
Protective Life Global Funding Sec. Notes 1.17% due 07/15/2025*	195,000	189,723
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	28,394

		1,683,302

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	25,895
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	80,000	89,939

Security Description	Principal Amount	Value (Note 2)
Insurance-Mutual (continued)
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	$20,000	$19,994

		135,828

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	25,983
Chubb INA Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2051	300,000	283,209
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028	55,000	60,103

		369,295

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	195,996
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	95,000	100,399

		296,395

Medical Products — 0.1%
Abbott Laboratories Senior Notes 1.15% due 01/30/2028	80,000	75,975
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	117,000	120,893
Baxter International Inc Senior Notes 1.92% due 02/01/2027*	225,000	220,601

		417,469

Medical-Biomedical/Gene — 0.0%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	85,000	80,164

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	110,000	122,386
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	125,000	144,651
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	220,000	212,704
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	36,000	38,302
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	90,000	104,050
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	100,000	95,100

		717,193

468

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	$115,000	$134,292
Humana, Inc. Senior Notes 2.15% due 02/03/2032	100,000	93,008
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	35,000	33,526
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	150,000	141,116
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	29,476
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	75,000	91,391

		522,809

Medical-Hospitals — 0.2%
Banner Health Notes 1.90% due 01/01/2031	50,000	47,370
Banner Health Notes 2.91% due 01/01/2051	265,000	255,849
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	51,302
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	40,000	40,744
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	55,000	54,955
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	305,000	321,612
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	65,000	69,248
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	130,000	135,864
Partners Healthcare System, Inc. Notes 3.19% due 07/01/2049	95,000	95,962
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	11,248
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	62,769

		1,146,923

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	40,000	41,943

Security Description	Principal Amount	Value (Note 2)
Medical-Wholesale Drug Distribution (continued)
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	$125,000	$131,648
McKesson Corp. Senior Notes 1.30% due 08/15/2026	300,000	286,893

		460,484

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 2.38% due 03/15/2033	315,000	302,833
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	40,000	40,499
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	31,455

		374,787

Oil Companies-Exploration & Production — 0.1%
ConocoPhillips Company Guar. Notes 2.40% due 02/15/2031*	115,000	112,683
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	55,342
Coterra Energy, Inc. Senior Notes 4.38% due 03/15/2029*	90,000	98,389
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	45,000	48,590
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	101,269
Hess Corp. Senior Notes 4.30% due 04/01/2027	125,000	133,377
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	26,778
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	55,000	52,609

		629,037

Oil Companies-Integrated — 0.0%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	150,000	139,210
Chevron Corp. Senior Notes 2.00% due 05/11/2027	40,000	39,824

		179,034

Oil Refining & Marketing — 0.1%
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	280,000	285,798

Oil-Field Services — 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	25,884

469

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	$125,000	$127,638
Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025	50,000	51,924
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	13,000	13,411
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047	50,000	51,448
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	25,000	29,198
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	60,000	55,441
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	330,000	295,195
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	52,822
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	100,000	122,685

		799,762

Pipelines — 0.1%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	55,000	54,931
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	50,000	53,285
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	20,000	20,083
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	15,000	15,270
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	65,918
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	35,000	38,910
Enterprise Products Operating LLC Company Guar. Notes 3.50% due 02/01/2022	85,000	85,000
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	53,076
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	65,978
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	26,843
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	25,000	27,416

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	$20,000	$22,879

		529,589

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	110,000	120,887
American Campus Communities Operating Partnership LP Company Guar. Notes 3.30% due 07/15/2026	45,000	46,890
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	57,727
American Tower Corp. Senior Notes 1.45% due 09/15/2026	315,000	302,783
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	45,000	48,056
Crown Castle International Corp. Senior Notes 2.10% due 04/01/2031	165,000	152,695
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	76,510
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	97,545
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	17,438
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	57,382
Healthpeak Properties, Inc. Senior Notes 2.13% due 12/01/2028	75,000	73,408
Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	125,000	125,526
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	30,923
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	40,000	43,132
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	59,830
Prologis LP Senior Notes 2.13% due 04/15/2027	115,000	114,724
Public Storage Senior Notes 1.95% due 11/09/2028	135,000	130,911
Realty Income Corp. Senior Notes 2.20% due 06/15/2028	25,000	24,502

470

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 3.10% due 12/15/2029	$70,000	$72,283
Realty Income Corp. Senior Notes 3.95% due 08/15/2027	25,000	26,977
Realty Income Corp. Senior Notes 4.63% due 11/01/2025	60,000	65,395
Simon Property Group LP Senior Notes 2.65% due 02/01/2032	285,000	279,327
Simon Property Group LP Senior Notes 3.80% due 07/15/2050	100,000	106,457
WP Carey, Inc. Senior Notes 3.85% due 07/15/2029	90,000	96,992

		2,228,300

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	60,000	55,560

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	105,000	95,871
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	65,000	67,152
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	51,804
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	26,342
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	95,000	101,742

		342,911

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.30% due 04/22/2024	150,000	155,434

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	65,751

Schools — 0.1%
Georgetown University Notes 4.32% due 04/01/2049	50,000	59,811
Northwestern University Bonds 2.64% due 12/01/2050	75,000	72,285
Stanford University Notes 1.29% due 06/01/2027	70,000	67,663

Security Description	Principal Amount	Value (Note 2)
Schools (continued)
University of Southern California Senior Notes 2.95% due 10/01/2051	$400,000	$400,672

		600,431

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	90,000	87,962
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	29,000	30,477

		118,439

Software Tools — 0.0%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	205,000	196,313

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	50,000	49,837
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	37,808

		87,645

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	125,000	118,876
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	280,000	261,486
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	100,000	100,537
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	130,000	126,875
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	64,000	62,776
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	113,000	103,157
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	490,000	437,765
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	35,000	30,724
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	150,000	154,272

		1,396,468

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	115,000	115,836
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	68,159

471

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Tobacco (continued)
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	$240,000	$242,578

		426,573

Toys — 0.1%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	45,000	46,011
Hasbro, Inc. Senior Notes 3.55% due 11/19/2026	310,000	324,431

		370,442

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	60,000	63,064

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	28,275
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	28,961
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	28,588
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	70,000	70,448
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	110,000	111,015

		267,287

Total U.S. Corporate Bonds & Notes (cost $34,007,261)		33,495,435

FOREIGN CORPORATE BONDS & NOTES — 1.6%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	125,000	130,692

Banks-Commercial — 0.3%
Banque Federative du Credit Mutuel SA Senior Notes 2.13% due 11/21/2022*	200,000	201,937
Danske Bank A/S Senior Notes 1.23% due 06/22/2024*	245,000	241,922
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	70,000	70,388
Royal Bank of Canada Senior Notes 2.30% due 11/03/2031	385,000	370,817
Santander UK Group Holdings PLC Senior Notes 1.67% due 06/14/2027	300,000	288,049
Standard Chartered PLC Senior Notes 1.82% due 11/23/2025*	210,000	206,107

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Standard Chartered PLC Senior Notes 2.61% due 01/12/2028*	$200,000	$197,238
Svenska Handelsbanken AB Senior Notes 1.42% due 06/11/2027*	250,000	241,193
Toronto-Dominion Bank Senior Notes 1.15% due 06/12/2025	280,000	272,970

		2,090,621

Beverages-Non-alcoholic — 0.0%
Coca-Cola Europacific Partners PLC Senior Notes 1.50% due 01/15/2027*	200,000	192,425

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	2,016

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	200,000	200,885
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	60,000	69,904

		270,789

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	52,797

Coffee — 0.0%
JDE Peet’s NV Company Guar. Notes 1.38% due 01/15/2027*	260,000	245,897

Commercial Services-Finance — 0.0%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	200,000	199,993

Diversified Banking Institutions — 0.5%
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	205,945
Barclays PLC Senior Notes 2.28% due 11/24/2027	200,000	195,697
Barclays PLC Senior Notes 2.85% due 05/07/2026	225,000	227,345
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	215,000	213,147
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	200,000	194,594
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*	250,000	265,847
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	205,000	200,659

472

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Lloyds Banking Group PLC Senior Notes 1.33% due 06/15/2023	$220,000	$220,033
Mitsubishi UFJ Financial Group, Inc. Senior Notes 1.54% due 07/20/2027	220,000	211,585
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	200,000	200,941
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	200,000	194,279
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	200,000	202,521
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	56,865
UBS Group AG Senior Notes 1.36% due 01/30/2027*	260,000	249,260
UBS Group AG Senior Notes 3.18% due 02/11/2043*	200,000	192,929

		3,031,647

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	200,000	191,355

Electric-Integrated — 0.0%
Enel Finance International NV Company Guar. Notes 1.88% due 07/12/2028*	200,000	188,411

Electronic Components-Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.65% due 02/15/2032*	340,000	326,941
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	10,000	10,258

		337,199

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	150,000	147,187
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	156,995
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	31,024
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	75,000	79,538

		414,744

Security Description	Principal Amount	Value (Note 2)
Food-Confectionery — 0.1%
Mondelez International Holdings Netherlands BV Company Guar. Notes 1.25% due 09/24/2026*	$350,000	$334,702

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	50,000	50,964
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	220,000	206,804

		257,768

Medical-Generic Drugs — 0.0%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	203,822

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.15% due 01/14/2030*	200,000	198,383

Non-Hazardous Waste Disposal — 0.0%
Waste Connections, Inc. Senior Notes 2.20% due 01/15/2032	145,000	137,108

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	125,000	126,973
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	70,000	69,724
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	31,573
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	25,936
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	55,000	59,891

		314,097

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	25,000	26,192
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	50,000	52,383
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	325,000	339,783
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	35,000	36,126
Total Capital International SA Company Guar. Notes 2.43% due 01/10/2025	155,000	158,335
TotalEnergies Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	105,000	100,407

		713,226

473

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	$200,000	$207,036

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	125,000	129,421
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	113,000	142,679
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	25,199

		297,299

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	100,000	96,734

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	210,000	216,712

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 1.75% due 12/02/2026	100,000	98,093

Total Foreign Corporate Bonds & Notes (cost $10,558,703)		10,423,566

U.S. GOVERNMENT AGENCIES — 0.1%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 0.85% (SOFR30A+0.80%) due 08/25/2033*(4)	45,544	45,530
Series 2021-DNA7, Class M1 0.90% (SOFR30A + 0.85%) due 11/25/2041*(4)	145,000	144,767
Series 2018-DNA1, Class M2AT 1.16% (1 ML+1.05%) due 07/25/2030(4)	42,891	42,945
Series 2018-HQA1, Class M2AS 1.21% (1 ML+1.10%) due 09/25/2030(4)	44,378	44,305
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class M1 0.75% (SOFR30A+0.70%) due 08/25/2033*(4)	15,487	15,478
Series 2020-DNA6, Class M1 0.95% (SOFR30A+0.90%) due 12/25/2050*(4)	5,876	5,876
Series 2021-DNA6, Class M2 1.55% (SOFR30A+1.50%) due 10/25/2041*(4)	100,000	99,375
Series 2021-DNA3, Class M2 2.15% (SOFR30A+2.10%) due 10/25/2033*(4)	50,000	50,561

		448,837

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. — 0.0%
2.50% due 12/20/2051	$34,880	$35,160
2.50% due 02/22/2052	35,000	35,235
3.00% due 06/20/2032	10,399	10,797
3.00% due 12/20/2034	7,723	8,014
3.00% due 01/20/2035	6,861	7,120
3.00% due 05/20/2035	1,878	1,948
3.00% due 10/20/2049	1,210	1,228
3.00% due 01/20/2050	2,937	2,986
3.00% due 02/20/2050	2,907	2,945
3.00% due 03/20/2050	667	678
3.00% due 05/20/2050	11,038	11,144
3.00% due 04/20/2051	5,780	5,931
3.50% due 09/20/2049	3,961	4,199
3.50% due 10/20/2049	2,347	2,484
3.50% due 01/20/2050	7,302	7,741
3.50% due 02/20/2050	5,657	5,993
4.50% due 02/20/2046	4,416	4,840
4.50% due 08/20/2047	4,755	5,100
5.00% due 12/20/2048	6,544	6,983
5.50% due 03/20/2049	1,466	1,590
Government National Mtg. Assoc. REMIC FRS Series 2019-78, Class FB 0.50% (1 ML+0.40%) due 06/20/2049(4)	19,578	19,706

		181,822

Total U.S. Government Agencies (cost $629,167)		630,659

U.S. GOVERNMENT TREASURIES — 9.6%
United States Treasury Bonds — 3.5%
1.13% due 05/15/2040	1,205,000	1,018,319
1.13% due 08/15/2040	498,000	419,332
1.25% due 05/15/2050	184,000	149,996
1.38% due 11/15/2040	370,000	324,950
1.38% due 08/15/2050	1,033,000	868,931
1.63% due 11/15/2050	340,000	304,101
1.75% due 08/15/2041	1,130,000	1,054,078
1.88% due 02/15/2041	4,450,000	4,248,533
1.88% due 02/15/2051	2,138,000	2,029,597
1.88% due 11/15/2051	822,000	781,414
2.00% due 11/15/2041	895,000	871,366
2.00% due 02/15/2050	1,533,000	1,497,430
2.00% due 08/15/2051	1,168,000	1,142,267
2.25% due 05/15/2041	322,000	326,126
2.25% due 08/15/2046	102,000	103,530
2.25% due 08/15/2049	755,000	776,470
2.38% due 11/15/2049	100,000	105,676
2.38% due 05/15/2051	746,000	791,459
2.50% due 02/15/2045	99,500	105,136
2.50% due 05/15/2046	50,200	53,306
2.75% due 08/15/2047(7)	380,000	425,051
2.88% due 08/15/2045	52,000	58,730
2.88% due 11/15/2046	59,000	67,078
2.88% due 05/15/2049	90,000	104,259
3.00% due 11/15/2045	77,500	89,509
3.00% due 02/15/2047	21,000	24,434
3.00% due 05/15/2047	83,200	97,025
3.00% due 08/15/2048	385,500	453,700
3.00% due 02/15/2049	115,000	136,005
3.13% due 11/15/2041	305,000	353,252
3.13% due 05/15/2048	180,500	216,953
3.38% due 05/15/2044	57,000	69,115

474

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
3.38% due 11/15/2048	$30,000	$37,753
3.50% due 02/15/2039	1,765,000	2,141,579
3.63% due 02/15/2044	61,000	76,524
3.88% due 08/15/2040	630,000	801,847

		22,124,831

United States Treasury Notes — 6.1%
0.13% due 01/15/2023 TIPS (6)	94,151	96,735
0.13% due 01/31/2023	4,695,000	4,663,455
0.13% due 08/31/2023	890,000	877,276
0.25% due 05/31/2025	3,600,000	3,461,203
0.25% due 08/31/2025	3,135,000	2,999,681
0.38% due 04/30/2025	4,085,000	3,949,684
0.38% due 11/30/2025	500,000	478,652
0.38% due 12/31/2025	600,000	573,773
0.38% due 01/31/2026	3,615,000	3,450,772
0.63% due 04/15/2023 TIPS (6)	57,059	59,258
0.63% due 05/15/2030	175,000	159,797
0.75% due 03/31/2026	35,000	33,856
0.75% due 08/31/2026	5,380,000	5,179,301
0.88% due 06/30/2026	2,075,000	2,012,264
1.38% due 11/15/2031	145,000	139,744
1.50% due 10/31/2024	80,000	80,350
1.50% due 11/30/2024	990,000	994,099
1.63% due 05/15/2031	95,000	93,842
2.00% due 05/31/2024	2,470,000	2,512,550
2.50% due 01/31/2024	1,645,000	1,688,374
2.63% due 02/28/2023	1,160,000	1,182,112
2.75% due 08/31/2023	1,180,000	1,211,298
2.88% due 04/30/2025	2,085,000	2,180,698

		38,078,774

Total U.S. Government Treasuries (cost $61,493,768)		60,203,605

MUNICIPAL BONDS & NOTES — 0.7%
Bay Area Toll Authority Revenue Bonds 2.57% due 04/01/2031	250,000	254,372
California State University Revenue Bonds 2.80% due 11/01/2041	350,000	330,317
Central Texas Regional Mobility Authority Revenue Bonds 3.17% due 01/01/2041	200,000	194,544
Central Texas Turnpike System Revenue Bonds Series C 3.03% due 08/15/2041	105,000	101,460
Chicago O’Hare International Airport Revenue Bonds Series B 6.40% due 01/01/2040	50,000	72,551
City of Houston TX Airport System Revenue Revenue Bonds Series C 2.39% due 07/01/2031	30,000	29,484
City of Los Angeles Department of Airports Revenue Bonds 6.58% due 05/15/2039	265,000	345,772

Security Description	Principal Amount	Value (Note 2)
City of Los Angeles Wastewater System Revenue Bonds 5.81% due 06/01/2040	$245,000	$343,658
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	160,000	212,199
County of Miami-Dade, FL Transit System Revenue Bonds Series B 5.62% due 07/01/2040	25,000	33,248
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	59,956
Dallas Fort Worth International Airport Revenue Bonds 2.84% due 11/01/2046	310,000	304,774
Dallas/Fort Worth International Airport Revenue Bonds Series A 2.99% due 11/01/2038	60,000	62,372
Dallas/Fort Worth International Airport Revenue Bonds Series C 3.09% due 11/01/2040	135,000	135,362
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	28,775
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	145,000	146,866
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	80,000	80,601
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	30,000	30,535
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	95,000	120,468
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	66,615
Maryland Stadium Authority Revenue Bonds Series C 2.36% due 05/01/2035	170,000	163,923
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds 3.24% due 07/01/2052	265,000	258,746
Metropolitan Transportation Authority Revenue Bonds 5.87% due 11/15/2039	10,000	12,634
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	67,413

475

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	$40,000	$41,929
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	48,000	70,911
New York State Dormitory Authority Revenue Bonds Series B 4.85% due 07/01/2048	100,000	112,902
Public Finance Authority Revenue Bonds 3.41% due 07/01/2051	230,000	225,075
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	65,035
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds Series Series C 3.35% due 05/01/2051	175,000	171,075
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	5,274
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	79,752
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	125,000	130,910
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3.92% due 12/31/2049	115,000	121,819
University of California Revenue Bonds 5.77% due 05/15/2043	20,000	26,552
Utah State Transit Authority Revenue Bonds Series B 3.44% due 12/15/2042	130,000	133,272
Virginia Commonwealth University Health System Authority Revenue Bonds Series A 4.96% due 01/01/2044	25,000	31,866
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	100,000	104,634

Total Municipal Bonds & Notes (cost $4,731,320)		4,777,651

Security Description	Shares/ Principal Amount	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.0%
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	$86,000	$88,195
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	27,445
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	75,731

		191,371

Sovereign — 0.1%
Republic of Panama Senior Notes 3.30% due 01/19/2033	350,000	349,125
United Mexican States Senior Notes 2.66% due 05/24/2031	200,000	188,082
United Mexican States Senior Notes 3.50% due 02/12/2034	230,000	221,835

		759,042

Total Foreign Government Obligations (cost $964,887)		950,413

OPTIONS — PURCHASED† — 0.0%
Exchanged -Traded Purchased Put Options on Futures(10) (cost $472)	2	547

Total Long-Term Investment Securities (cost $540,493,304)		610,109,976

SHORT-TERM INVESTMENT SECURITIES — 3.0%
Registered Investment Companies — 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(8)	18,650,793	18,650,793
T. Rowe Price Treasury Reserve Fund 0.08%(8)	103	103

Total Short-Term Investment Securities (cost $18,650,896)		18,650,896

TOTAL INVESTMENTS (cost $559,144,200)(9)	99.9%	628,760,872
Other assets less liabilities	0.1	343,526

NET ASSETS	100.0%	$629,104,398

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $16,722,325 representing 2.7% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction

476

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2021, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	2,514	$9,582	$9,206	$3.66	0.00%
Canva, Inc.	08/16/2021	11	18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337

		42	71,588	71,575	1,704.17	0.01
Gusto, Inc.	10/04/2021	775	22,311	22,283	28.75	0.01
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	519	18,933	19,354	37.29	0.00
Rivian Automotive, Inc., Lock-up shares	11/09/2021	3,494	128,754
	11/11/2021	2,990	198,921

		6,484	327,675	404,945	62.45	0.06
Convertible Preferred Securities
Canva, Inc., Series A	11/04/2021	2	3,410	3,408	1,704.00	0.00
Databricks, Inc., Series G	02/01/2021	100	17,737	22,045	220.45	0.00
Databricks, Inc., Series H	08/31/2021	286	63,050	63,050	220.45	0.01
Gusto, Inc., Series E	07/13/2021	1,028	31,246	31,246	30.40	0.01

				$647,112		0.10%

(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security
(6)	Principal amount of security is adjusted for inflation.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of January 31, 2022.
(9)	See Note 3 for cost of investments on a tax basis.

(10)	Options-Purchased:

Exchanged-Traded Purchased Put Options on Futures

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 1/31/2022	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	March 2022	$127	2	$255,938	$472	$547	$75

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

ADR — American Depositary Receipt

ASE — Australian Stock Exchange

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

LSE — London Stock Exchange

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TIPS — Treasury Inflation Protected Securities

XAMS — Euronext Stock Exchange, Amsterdam

FRS — Floating Rate Security

VRS — Variable Rate Security

477

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The rates shown on FRS and VRS are the current interest rates at January 31, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML— 1 Month USD LIBOR

3 ML— 3 Month USD LIBOR

SOFR30A— Secured Overnight Financing Rate 30 day average

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

2	Short	U.S. Long Bonds	March 2022	$311,469	$311,250	$219

4	Short	U.S. Treasury 2 Year Notes	March 2022	867,413	866,625	788

						$1,007

						Unrealized (Depreciation)

11	Long	U.S. Treasury 10 Year Notes	March 2022	$1,411,524	$1,407,656	$(3,868)

2	Long	U.S. Ultra Bonds	March 2022	390,976	377,875	(13,101)

						$(16,969)

		Net Unrealized Appreciation (Depreciation)				$(15,962)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)
					Value(4)

Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at January 31, 2022(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index ….	1.000% /Quarterly	12/20/2026	59.83%	$5,500	$126,007	$(23,152)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

478

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Auto-Cars/Light Trucks	$4,053,380	$2,758,730	#	$—	$6,812,110
Computer Graphics	—	—		71,575	71,575
Diversified Financial Services	—	—		9,206	9,206
Enterprise Software/Service	4,734,491	864,568	**	22,283	5,621,342
Medical-Biomedical/Gene	2,587,550	—		0	2,587,550
Other Industries	385,630,370	92,369,798	**	—	478,000,168
Convertible Preferred Securities:
Computer Graphics	—	—		3,408	3,408
Decision Support Software	—	—		85,095	85,095
Enterprise Software/Service	—	—		31,246	31,246
Other Industries	209,403	—		—	209,403
Asset Backed Securities:	—	6,196,997		—	6,196,997
U.S. Corporate Bonds & Notes	—	33,495,435		—	33,495,435
Foreign Corporate Bonds & Notes	—	10,423,566		—	10,423,566
U.S. Government Agencies	—	630,659		—	630,659
U.S. Government Treasuries	—	60,203,605		—	60,203,605
Municipal Bonds & Notes	—	4,777,651		—	4,777,651
Foreign Government Obligations	—	950,413		—	950,413
Options - Purchased	547	—		—	547
Short-Term Investment Securities:	18,650,896	—		—	18,650,896

Total Investments at Value	$415,866,637	$212,671,422		$222,813	$628,760,872

Other Financial Instruments:†
Futures Contracts	$1,007	$—		$—	$1,007

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	16,969	—		—	16,969
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	$—	$23,152		$—	$23,152

Total Other Financial Instruments	$16,969	$23,152		$—	$40,121

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
#	Amount includes $2,353,785 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Financial Statements

479

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (unaudited)

Industry Allocation*

Registered Investment Companies	13.0%
United States Treasury Notes	5.4
Medical-Drugs	3.8
Applications Software	3.6
Web Portals/ISP	2.7
Diversified Banking Institutions	2.6
United States Treasury Bonds	2.6
Federal National Mtg. Assoc.	2.5
Uniform Mtg. Backed Securities	2.2
Real Estate Investment Trusts	2.1
Government National Mtg. Assoc.	2.1
Computers	2.0
Diversified Financial Services	2.0
E-Commerce/Products	1.9
Electric-Integrated	1.9
Banks-Commercial	1.8
Electronic Components-Semiconductors	1.7
Insurance-Multi-line	1.6
Internet Content-Entertainment	1.5
Auto-Cars/Light Trucks	1.3
Medical-HMO	1.3
Insurance-Life/Health	1.3
Diversified Manufacturing Operations	1.2
Diagnostic Equipment	1.1
Oil Companies-Integrated	1.0
Oil Companies-Exploration & Production	1.0
Finance-Credit Card	1.0
Semiconductor Components-Integrated Circuits	1.0
Telephone-Integrated	0.9
Semiconductor Equipment	0.8
Transport-Rail	0.8
Medical-Hospitals	0.8
Municipal Bonds & Notes	0.8
Cable/Satellite TV	0.8
Cosmetics & Toiletries	0.7
Insurance-Property/Casualty	0.7
Options Purchased	0.7
Medical Instruments	0.7
Food-Misc./Diversified	0.7
Beverages-Non-alcoholic	0.7
Enterprise Software/Service	0.6
Banks-Super Regional	0.6
Medical Products	0.6
Retail-Discount	0.6
Computer Services	0.6
Commercial Services-Finance	0.6
Auto/Truck Parts & Equipment-Original	0.5
Federal Home Loan Mtg. Corp.	0.5
Retail-Restaurants	0.5
Retail-Apparel/Shoe	0.5
Finance-Investment Banker/Broker	0.5
Chemicals-Diversified	0.5
Industrial Gases	0.5
Electric-Distribution	0.5
Retail-Building Products	0.5
Pipelines	0.4
Banks-Fiduciary	0.4
E-Commerce/Services	0.4
Drug Delivery Systems	0.4
Hotels/Motels	0.4
Aerospace/Defense-Equipment	0.3

Data Processing/Management	0.3%
Containers-Paper/Plastic	0.3
Insurance-Reinsurance	0.3
Pharmacy Services	0.3
Food-Confectionery	0.3
Finance-Other Services	0.3
Diversified Minerals	0.3
Electronic Measurement Instruments	0.3
Networking Products	0.3
Chemicals-Specialty	0.3
Audio/Video Products	0.3
Commercial Services	0.3
Cellular Telecom	0.3
Rental Auto/Equipment	0.2
Insurance Brokers	0.2
Electric-Generation	0.2
Transport-Services	0.2
Finance-Leasing Companies	0.2
Coatings/Paint	0.2
Computer Aided Design	0.2
Non-Ferrous Metals	0.2
Airlines	0.2
Oil Refining & Marketing	0.2
Dialysis Centers	0.2
Power Converter/Supply Equipment	0.2
Aerospace/Defense	0.2
Non-Hazardous Waste Disposal	0.2
Electronic Components-Misc.	0.2
Metal-Copper	0.2
Medical-Biomedical/Gene	0.2
Sovereign	0.2
Multimedia	0.2
Athletic Footwear	0.2
Real Estate Operations & Development	0.2
Paper & Related Products	0.2
Import/Export	0.2
Computer Software	0.2
Beverages-Wine/Spirits	0.2
Metal-Diversified	0.2
Gas-Distribution	0.2
Food-Retail	0.2
Brewery	0.2
Investment Management/Advisor Services	0.1
Oil-Field Services	0.1
Machinery-Electrical	0.1
Food-Catering	0.1
Advertising Agencies	0.1
Consumer Products-Misc.	0.1
Industrial Automated/Robotic	0.1
Building-Residential/Commercial	0.1
Machinery-Material Handling	0.1
Internet Content-Information/News	0.1
Gold Mining	0.1
Human Resources	0.1
Wireless Equipment	0.1
Apparel Manufacturers	0.1
Instruments-Controls	0.1
Tobacco	0.1
Communications Software	0.1
Optical Supplies	0.1
Medical-Wholesale Drug Distribution	0.1

480

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Industry Allocation* (continued)

Steel-Producers	0.1%
Investment Companies	0.1
Wire & Cable Products	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Automobile	0.1
Telecom Services	0.1
Radio	0.1
Food-Flour & Grain	0.1
Retail-Drug Store	0.1
Machinery-Construction & Mining	0.1
Retail-Auto Parts	0.1
Computer Data Security	0.1
Advertising Sales	0.1
Distribution/Wholesale	0.1
Retail-Major Department Stores	0.1
E-Marketing/Info	0.1
Transport-Equipment & Leasing	0.1
Electric Products-Misc.	0.1
Finance-Mortgage Loan/Banker	0.1
Consulting Services	0.1
Building Products-Cement	0.1
Telecommunication Equipment	0.1
Toys	0.1
Retail-Office Supplies	0.1
Schools	0.1
Retail-Misc./Diversified	0.1
Electronic Connectors	0.1
Private Equity	0.1
Agricultural Chemicals	0.1
Cruise Lines	0.1
Gas-Transportation	0.1
Medical Labs & Testing Services	0.1
Medical-Outpatient/Home Medical	0.1
Finance-Consumer Loans	0.1
Internet Application Software	0.1
Veterinary Diagnostics	0.1
Direct Marketing	0.1
Satellite Telecom	0.1
Advertising Services	0.1
Insurance-Mutual	0.1
Television	0.1
Retail-Petroleum Products	0.1
Software Tools	0.1
Engineering/R&D Services	0.1
Building Societies	0.1
Medical-Generic Drugs	0.1

102.9%

*	Calculated as a percentage of net assets

481

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 57.6%
Advertising Agencies — 0.1%
WPP PLC	148,810	$2,323,451

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	11,126	828,917

Aerospace/Defense — 0.1%
Boeing Co.†	4,579	916,899
Raytheon Technologies Corp.	1,922	173,345
Teledyne Technologies, Inc.†	1,353	570,195
TransDigm Group, Inc.†	200	123,238

		1,783,677

Aerospace/Defense-Equipment — 0.3%
L3Harris Technologies, Inc.	12,559	2,628,473
Meggitt PLC†	71,153	714,833
Safran SA	12,143	1,473,214

		4,816,520

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	1,923	132,437

Airlines — 0.0%
Southwest Airlines Co.†	6,682	299,086
United Airlines Holdings, Inc.†	4,278	183,441

		482,527

Apparel Manufacturers — 0.1%
Kering SA	1,965	1,467,135
Samsonite International SA†*	278,100	581,076

		2,048,211

Applications Software — 3.5%
Confluent, Inc., Class A†	4,464	291,901
Intuit, Inc.	7,794	4,327,462
Microsoft Corp.	158,999	49,445,509
Roper Technologies, Inc.	3,862	1,688,312
ServiceNow, Inc.†	7,638	4,474,188

		60,227,372

Athletic Footwear — 0.2%
NIKE, Inc., Class B	20,261	3,000,046

Audio/Video Products — 0.3%
Panasonic Corp.	158,600	1,742,293
Sony Group Corp.	22,900	2,558,348

		4,300,641

Auto-Cars/Light Trucks — 1.0%
Ferrari NV	1,347	311,103
General Motors Co.†	9,313	491,075
Honda Motor Co., Ltd.	22,600	663,476
Rivian Automotive, Inc Lock-Up Shares†(2)	23,294	1,454,780
Rivian Automotive, Inc., Class A†	20,243	1,330,775
Suzuki Motor Corp.	30,600	1,306,499
Tesla, Inc.†	7,968	7,463,785
Toyota Motor Corp.	247,100	4,889,410

		17,910,903

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	3,787	836,473
PACCAR, Inc.	9,496	883,033

		1,719,506

Auto/Truck Parts & Equipment-Original — 0.4%
Aptiv PLC†	2,714	370,678
Autoliv, Inc. SDR	12,418	1,207,569

Security Description	Shares	Value (Note 2)
Auto/Truck Parts & Equipment-Original (continued)
Denso Corp.	19,000	$1,416,558
Magna International, Inc.	37,877	3,053,265
Stanley Electric Co., Ltd.	34,900	816,740

		6,864,810

Banks-Commercial — 1.3%
Australia & New Zealand Banking Group, Ltd.	69,987	1,322,700
Citizens Financial Group, Inc.	6,705	345,106
DBS Group Holdings, Ltd.	47,700	1,249,569
DNB Bank ASA	147,120	3,499,372
Erste Group Bank AG	32,359	1,505,644
ING Groep NV	231,419	3,416,336
Intesa Sanpaolo SpA	373,498	1,104,078
National Bank of Canada	38,340	3,067,441
Signature Bank	1,522	463,647
Standard Chartered PLC	101,846	745,541
Sumitomo Mitsui Trust Holdings, Inc.	27,000	936,202
Svenska Handelsbanken AB, Class A	153,785	1,635,092
United Overseas Bank, Ltd.	101,200	2,250,465

		21,541,193

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp.	29,825	1,767,430
State Street Corp.	39,026	3,687,957

		5,455,387

Banks-Super Regional — 0.5%
Fifth Third Bancorp	24,436	1,090,579
Huntington Bancshares, Inc.	56,784	855,167
PNC Financial Services Group, Inc.	11,867	2,444,483
Wells Fargo & Co.	80,280	4,319,064

		8,709,293

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	70,377	4,293,701
Keurig Dr Pepper, Inc.	94,408	3,582,783
Monster Beverage Corp.†	5,301	459,703
PepsiCo, Inc.	6,913	1,199,544

		9,535,731

Beverages-Wine/Spirits — 0.2%
Diageo PLC	50,821	2,561,728

Brewery — 0.1%
Constellation Brands, Inc., Class A	3,305	785,764
Kirin Holdings Co., Ltd.	49,500	793,199

		1,578,963

Building & Construction Products-Misc. — 0.0%
ROCKWOOL International A/S, Class B	133	50,860

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	1,342	522,199
Vulcan Materials Co.	2,710	515,740

		1,037,939

Building-Heavy Construction — 0.0%
Cellnex Telecom SA*	823	37,531

Building-Residential/Commercial — 0.1%
Lennar Corp., Class A	4,064	390,591
NVR, Inc.†	65	346,269
Persimmon PLC	48,304	1,568,692

		2,305,552

482

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Cable/Satellite TV — 0.4%
Charter Communications, Inc., Class A†	3,880	$2,302,159
Comcast Corp., Class A	72,934	3,645,971
DISH Network Corp., Class A†	1,307	41,040
Liberty Broadband Corp., Class C†	3,744	555,647

		6,544,817

Casino Hotels — 0.0%
Las Vegas Sands Corp.†	6,778	296,876
MGM Resorts International	7,503	320,528
Wynn Resorts, Ltd.†	2,090	178,591

		795,995

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	8,263	893,809
Vodafone Group PLC ADR	117,360	2,054,973

		2,948,782

Chemicals-Diversified — 0.4%
Asahi Kasei Corp.	145,900	1,434,572
BASF SE	23,232	1,764,357
Covestro AG*	23,478	1,396,032
Croda International PLC	532	57,318
Johnson Matthey PLC	51,445	1,356,357
PPG Industries, Inc.	572	89,346
Quaker Chemical Corp.	187	39,115
Tosoh Corp.	10,300	161,167

		6,298,264

Chemicals-Specialty — 0.2%
Albemarle Corp.	1,676	369,960
Element Solutions, Inc.	3,463	77,710
International Flavors & Fragrances, Inc.	10,401	1,372,100
Koninklijke DSM NV	351	66,107
Shin-Etsu Chemical Co., Ltd.	300	50,240
Umicore SA	24,166	913,622

		2,849,739

Coatings/Paint — 0.2%
Akzo Nobel NV	18,256	1,890,627
RPM International, Inc.	4,785	423,999
Sherwin-Williams Co.	5,630	1,613,051

		3,927,677

Commercial Services — 0.2%
Amadeus IT Group SA†	16,224	1,113,107
Cintas Corp.	562	220,040
Quanta Services, Inc.	502	51,565
TechnoPro Holdings, Inc.	57,500	1,460,733

		2,845,445

Commercial Services-Finance — 0.4%
Affirm Holdings, Inc.†	6,426	411,714
Block, Inc., Class A†	7,508	918,153
Equifax, Inc.	369	88,472
FleetCor Technologies, Inc.†	3,795	904,197
Global Payments, Inc.	7,030	1,053,656
MarketAxess Holdings, Inc.	463	159,494
PayPal Holdings, Inc.†	11,014	1,893,747
S&P Global, Inc.	3,386	1,405,935
Toast, Inc., Class A†	859	19,654
TransUnion	4,207	433,826

		7,288,848

Security Description	Shares	Value (Note 2)
Communications Software — 0.1%
Zoom Video Communications, Inc., Class A†	10,632	$1,640,305

Computer Aided Design — 0.2%
Cadence Design Systems, Inc.†	3,737	568,547
Synopsys, Inc.†	7,975	2,476,238

		3,044,785

Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	1,166	210,626
Fortinet, Inc.†	4,521	1,343,822

		1,554,448

Computer Graphics — 0.0%
Canva, Inc.(1)	120	204,499

Computer Services — 0.6%
Accenture PLC, Class A	10,900	3,854,022
Cognizant Technology Solutions Corp., Class A	19,663	1,679,614
Leidos Holdings, Inc.	2,539	227,114
NTT Data Corp.	167,900	3,226,312
Teleperformance	3,620	1,363,967

		10,351,029

Computer Software — 0.2%
Citrix Systems, Inc.	6,075	619,286
Datadog, Inc., Class A†	3,192	466,383
HashiCorp, Inc., Class A†	2,005	133,112
MongoDB, Inc.†	2,730	1,105,950
Snowflake, Inc., Class A†	1,174	323,907
Twilio, Inc., Class A†	1,111	228,999

		2,877,637

Computers — 1.9%
Apple, Inc.	190,433	33,283,880

Consulting Services — 0.1%
Worley, Ltd.	163,338	1,335,090

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	17,669	2,432,138

Containers-Metal/Glass — 0.0%
Ball Corp.	6,136	595,806
Verallia SA*	1,655	51,999

		647,805

Containers-Paper/Plastic — 0.3%
Amcor PLC CDI	91,077	1,087,790
Ardagh Metal Packaging SA†	2,238	21,552
Mayr-Melnhof Karton AG	257	49,861
Packaging Corp. of America	7,135	1,074,745
Sealed Air Corp.	8,161	554,295
WestRock Co.	46,794	2,160,011

		4,948,254

Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	609	50,212
Estee Lauder Cos., Inc., Class A	1,750	545,633
L’Oreal SA	6,846	2,930,588
Pola Orbis Holdings, Inc.	12,900	192,098
Procter & Gamble Co.	12,394	1,988,617
Unilever PLC	90,336	4,592,743

		10,299,891

483

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Data Processing/Management — 0.3%
DocuSign, Inc.†	4,200	$528,234
Fidelity National Information Services, Inc.	8,325	998,334
Fiserv, Inc.†	40,159	4,244,806

		5,771,374

Decision Support Software — 0.0%
MSCI, Inc.	480	257,338

Diagnostic Equipment — 1.0%
Danaher Corp.	29,226	8,352,499
PerkinElmer, Inc.	9,912	1,706,549
Thermo Fisher Scientific, Inc.	11,331	6,586,710

		16,645,758

Diagnostic Kits — 0.0%
Hologic, Inc.†	4,699	330,058

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	44,505	1,828,391

Diamonds/Precious Stones — 0.0%
Alrosa PJSC†	129,080	190,596

Disposable Medical Products — 0.0%
Teleflex, Inc.	1,454	451,016

Distribution/Wholesale — 0.1%
Azelis Group NV†	913	23,304
Bunzl PLC	26,971	1,008,091
Copart, Inc.†	3,778	488,307

		1,519,702

Diversified Banking Institutions — 1.5%
Bank of America Corp.	179,870	8,299,202
BNP Paribas SA	26,909	1,922,988
Citigroup, Inc.	48,677	3,169,846
Goldman Sachs Group, Inc.	8,980	3,185,026
JPMorgan Chase & Co.	17,899	2,659,791
Lloyds Banking Group PLC	2,417,266	1,682,935
Macquarie Group, Ltd.	12,219	1,603,743
Mitsubishi UFJ Financial Group, Inc.	234,900	1,419,949
Morgan Stanley	12,600	1,292,004

		25,235,484

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C.† (1)(2)	84,481	309,361

Diversified Manufacturing Operations — 1.1%
ALS, Ltd.	24,676	207,622
General Electric Co.	98,060	9,264,709
Parker-Hannifin Corp.	1,531	474,625
Siemens AG	46,357	7,288,782
Textron, Inc.	8,166	555,778
Trane Technologies PLC	4,271	739,310

		18,530,826

Diversified Minerals — 0.3%
BHP Group, Ltd.	58,032	1,862,480
BHP Group, Ltd.	82,235	2,595,731

		4,458,211

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	20,251	5,146,589

Security Description	Shares	Value (Note 2)
E-Commerce/Products — 1.8%
Alibaba Group Holding, Ltd. ADR†	2,996	$376,867
Amazon.com, Inc.†	9,085	27,177,505
ASOS PLC†	39,644	1,192,231
Coupang, Inc.†	8,881	184,902
JD.com, Inc., Class A Lock-Up Shares† (2)	1,447	53,959
Sea, Ltd. ADR†	15,399	2,314,624
THG PLC†	49,739	90,085

		31,390,173

E-Commerce/Services — 0.3%
Airbnb, Inc., Class A†	445	68,517
Booking Holdings, Inc.†	1,127	2,768,058
Delivery Hero SE†*	2,493	190,398
DoorDash, Inc., Class A†	13,085	1,485,017
Opendoor Technologies, Inc.†	25,982	258,001

		4,769,991

E-Marketing/Info — 0.1%
CyberAgent, Inc.	126,500	1,474,055

E-Services/Consulting — 0.0%
CDW Corp.	1,463	276,580

Electric Products-Misc. — 0.1%
Legrand SA	13,925	1,417,119

Electric-Distribution — 0.4%
National Grid PLC	144,521	2,111,554
Sempra Energy	31,171	4,306,585

		6,418,139

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	45,100	590,460
Engie SA	200,708	3,075,078

		3,665,538

Electric-Integrated — 1.4%
AES Corp.	18,683	414,389
Ameren Corp.	9,136	810,729
American Electric Power Co., Inc.	10,942	989,157
CMS Energy Corp.	13,889	894,174
Dominion Energy, Inc.	37,524	3,026,686
DTE Energy Co.	2,150	258,924
Entergy Corp.	3,764	420,702
Eversource Energy	9,049	809,795
Iberdrola SA	3,589	41,459
IDACORP, Inc.	288	31,743
NextEra Energy, Inc.	71,448	5,581,518
PG&E Corp.†	138,374	1,769,803
Public Service Enterprise Group, Inc.	1,794	119,355
Southern Co.	76,946	5,346,978
WEC Energy Group, Inc.	3,145	305,191
Xcel Energy, Inc.	52,936	3,687,522

		24,508,125

Electronic Components-Misc. — 0.2%
Hubbell, Inc.	5,812	1,088,530
Murata Manufacturing Co., Ltd.	26,600	1,994,808

		3,083,338

Electronic Components-Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	29,150	3,330,388
Broadcom, Inc.	8,961	5,250,071
Hamamatsu Photonics KK	24,600	1,259,808
Marvell Technology, Inc.	20,826	1,486,976
Monolithic Power Systems, Inc.	1,408	567,325

484

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Electronic Components-Semiconductors (continued)
NVIDIA Corp.	40,606	$9,942,785
Samsung Electronics Co., Ltd.	65,630	4,065,157
SUMCO Corp.	1,500	27,621
Texas Instruments, Inc.	5,837	1,047,683
Xilinx, Inc.	5,963	1,154,139

		28,131,953

Electronic Connectors — 0.1%
Amphenol Corp., Class A	6,600	525,294
TE Connectivity, Ltd.	2,502	357,811

		883,105

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	19,289	2,687,343
Fortive Corp.	22,008	1,552,444
Keysight Technologies, Inc.†	722	121,888
Trimble, Inc.†	122	8,804

		4,370,479

Energy-Alternate Sources — 0.0%
Shoals Technologies Group, Inc., Class A†	2,538	42,791

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	6,641	864,525

Enterprise Software/Service — 0.6%
Atlassian Corp. PLC, Class A†	3,152	1,022,320
Bill.com Holdings, Inc.†	4,162	783,330
Clarivate PLC†	6,289	103,517
Coupa Software, Inc.†	830	111,444
Gusto, Inc.(1)	2,300	66,130
Paycom Software, Inc.†	503	168,656
salesforce.com, Inc.†	19,335	4,497,901
SAP SE	20,152	2,495,027
Veeva Systems, Inc., Class A†	2,254	533,161
Workday, Inc., Class A†	1,739	439,984

		10,221,470

Entertainment Software — 0.0%
Electronic Arts, Inc.	2,675	354,866
Playtika Holding Corp.†	10,145	172,769

		527,635

Finance-Credit Card — 0.8%
Capital One Financial Corp.	1,181	46,484
Mastercard, Inc., Class A	16,059	6,204,877
Visa, Inc., Class A	35,990	8,139,858

		14,391,219

Finance-Investment Banker/Broker — 0.5%
Charles Schwab Corp.	73,861	6,477,610
Close Brothers Group PLC	28,488	496,698
Tradeweb Markets, Inc., Class A	980	83,075
XP, Inc., Class A†	33,589	1,118,849

		8,176,232

Finance-Leasing Companies — 0.0%
Mitsubishi HC Capital, Inc.	120,400	622,972

Finance-Mortgage Loan/Banker — 0.1%
Housing Development Finance Corp., Ltd.	41,559	1,413,722

Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	2,756	326,669

Security Description	Shares	Value (Note 2)
Finance-Other Services (continued)
CME Group, Inc.	14,991	$3,440,434
Intercontinental Exchange, Inc.	6,260	792,892

		4,559,995

Fisheries — 0.0%
Bakkafrost P/F	631	43,573
Mowi ASA ADR	1,937	47,631

		91,204

Food-Catering — 0.1%
Compass Group PLC	108,504	2,462,943

Food-Confectionery — 0.3%
Barry Callebaut AG	597	1,371,846
Mondelez International, Inc., Class A	56,479	3,785,787

		5,157,633

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	512,800	1,624,945

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	4,244	385,737

Food-Misc./Diversified — 0.6%
Conagra Brands, Inc.	5,150	179,014
Nestle SA	72,970	9,400,866

		9,579,880

Food-Retail — 0.2%
Seven & i Holdings Co., Ltd.	54,200	2,648,645

Footwear & Related Apparel — 0.0%
Dr. Martens PLC	174,755	724,533

Forestry — 0.0%
West Fraser Timber Co., Ltd.	540	49,983
West Fraser Timber Co., Ltd.	883	81,625

		131,608

Gas-Distribution — 0.1%
Atmos Energy Corp.	1,032	110,651
Beijing Enterprises Holdings, Ltd.	141,500	482,020
NiSource, Inc.	35,369	1,032,067

		1,624,738

Gold Mining — 0.1%
Franco-Nevada Corp.	553	73,117
K92 Mining, Inc.†	24,692	123,543
Karora Resources, Inc.†	15,096	47,266
Northern Star Resources, Ltd.	32,567	193,333
Perseus Mining, Ltd.	208,996	217,226
Polyus PJSC	615	97,274
Sibanye Stillwater, Ltd.	17,278	64,002
Tietto Minerals, Ltd.†	164,523	57,371
Victoria Gold Corp.†	16,690	184,080
Wesdome Gold Mines, Ltd.†	46,231	397,518

		1,454,730

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.†	16,532	2,398,959
Huazhu Group, Ltd. ADR†	1,296	51,218
Kyoritsu Maintenance Co., Ltd.	1,700	60,639
Marriott International, Inc., Class A†	11,940	1,923,773
Whitbread PLC†	1,663	68,361

		4,502,950

485

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Human Resources — 0.1%
Recruit Holdings Co., Ltd.	41,900	$2,066,064

Import/Export — 0.2%
Mitsubishi Corp.	43,200	1,466,606
Sumitomo Corp.	94,400	1,463,799

		2,930,405

Industrial Automated/Robotic — 0.1%
Omron Corp.	13,200	964,547
SMC Corp.	1,400	783,115
THK Co., Ltd.	24,500	609,860

		2,357,522

Industrial Gases — 0.5%
Air Liquide SA	11,961	2,051,278
Air Products & Chemicals, Inc.	6,637	1,872,430
Linde PLC	13,168	4,196,378

		8,120,086

Instruments-Controls — 0.1%
Honeywell International, Inc.	10,003	2,045,413

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc.	4,893	751,761

Insurance-Life/Health — 0.8%
AIA Group, Ltd.	76,600	795,664
Aviva PLC	146,873	865,929
AXA SA	142,118	4,498,135
Challenger, Ltd.	121,482	496,327
Equitable Holdings, Inc.	48,162	1,620,170
Manulife Financial Corp.	72,848	1,516,962
Sun Life Financial, Inc.	57,426	3,252,250
Voya Financial, Inc.	5,584	379,489

		13,424,926

Insurance-Multi-line — 1.6%
Chubb, Ltd.	65,529	12,927,561
Direct Line Insurance Group PLC	237,548	980,471
Hartford Financial Services Group, Inc.	57,712	4,147,761
MetLife, Inc.	20,688	1,387,337
Ping An Insurance Group Co. of China, Ltd.	92,500	724,938
Sampo Oyj, Class A	54,739	2,720,764
Storebrand ASA	199,499	2,123,516
Zurich Insurance Group AG	5,248	2,505,959

		27,518,307

Insurance-Property/Casualty — 0.6%
Assurant, Inc.	2,701	411,930
Berkshire Hathaway, Inc., Class B†	9,751	3,052,258
Definity Financial Corp.†	13,695	310,498
PICC Property & Casualty Co., Ltd.	1,232,000	1,145,258
Tokio Marine Holdings, Inc.	42,600	2,545,349
Travelers Cos., Inc.	20,221	3,360,326

		10,825,619

Insurance-Reinsurance — 0.3%
Muenchener Rueckversicherungs-Gesellschaft AG	14,722	4,617,347
RenaissanceRe Holdings, Ltd.	3,736	587,187

		5,204,534

Security Description	Shares	Value (Note 2)
Internet Application Software — 0.1%
Shopify, Inc., Class A†	1,015	$978,704

Internet Content-Entertainment — 1.5%
Meta Platforms, Inc., Class A†	60,148	18,841,963
Netflix, Inc.†	9,821	4,194,942
Pinterest, Inc., Class A†	20,937	618,898
Snap, Inc., Class A†	56,578	1,841,048
Spotify Technology SA†	2,786	546,780

		26,043,631

Internet Content-Information/News — 0.1%
Tencent Holdings, Ltd.	30,400	1,855,534

Internet Security — 0.0%
NortonLifeLock, Inc.	24,649	641,120

Investment Companies — 0.1%
Melrose Industries PLC	856,875	1,744,416

Investment Management/Advisor Services — 0.1%
Apollo Global Management, Inc.	2,423	169,610
Invesco, Ltd.	5,823	131,949
Julius Baer Group, Ltd.	27,177	1,775,278

		2,076,837

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	1,987	400,500
Epiroc AB, Class A	13,456	286,016
Epiroc AB, Class B	4,162	75,109
Metso Outotec Oyj	17,962	191,939
Sandvik AB	13,266	348,916
Weir Group PLC	10,807	255,195

		1,557,675

Machinery-Electrical — 0.1%
Mitsubishi Electric Corp.	196,700	2,467,351

Machinery-Farming — 0.0%
AGCO Corp.	392	45,942
Alamo Group, Inc.	343	48,312
Deere & Co.	207	77,915

		172,169

Machinery-General Industrial — 0.0%
Atlas Copco AB, Class B	1,200	61,129
Otis Worldwide Corp.	7,576	647,218

		708,347

Machinery-Material Handling — 0.1%
KION Group AG	23,719	2,164,080

Machinery-Pumps — 0.0%
Cactus, Inc., Class A	1,485	71,963
Ingersoll Rand, Inc.	11,800	663,278

		735,241

Medical Instruments — 0.6%
Alcon, Inc.	9,732	750,522
Elekta AB, Series B	95,186	971,599
Intuitive Surgical, Inc.†	15,375	4,369,268
Medtronic PLC	34,951	3,617,079

		9,708,468

Medical Labs & Testing Services — 0.1%
Evotec SE†	25,717	1,030,333

Medical Products — 0.6%
Abbott Laboratories	17,104	2,180,076

486

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Medical Products (continued)
Align Technology, Inc.†	538	$266,289
Cooper Cos., Inc.	277	110,329
Koninklijke Philips NV	63,526	2,107,579
Siemens Healthineers AG*	35,190	2,243,383
STERIS PLC	3,218	722,119
Stryker Corp.	8,825	2,189,041

		9,818,816

Medical-Biomedical/Gene — 0.1%
Amgen, Inc.	3,799	862,905
Biogen, Inc.†	482	108,932
Moderna, Inc.†	1,635	276,855
Regeneron Pharmaceuticals, Inc.†	507	308,555
Vertex Pharmaceuticals, Inc.†	1,950	473,947

		2,031,194

Medical-Drugs — 3.5%
AbbVie, Inc.	57,501	7,871,312
Astellas Pharma, Inc.	221,600	3,565,289
AstraZeneca PLC	6,273	727,905
AstraZeneca PLC ADR	162,756	9,474,027
Bayer AG	41,018	2,486,715
Bristol-Myers Squibb Co.	17,779	1,153,679
Eli Lilly & Co.	17,784	4,364,016
GlaxoSmithKline PLC ADR	46,751	2,095,380
Ipsen SA	8,995	875,504
Johnson & Johnson	15,845	2,729,935
Merck & Co., Inc.	26,798	2,183,501
Novartis AG	49,402	4,295,176
Otsuka Holdings Co., Ltd.	38,100	1,305,237
Pfizer, Inc.	44,354	2,337,012
Roche Holding AG (NES)	15,519	6,000,670
Roche Holding AG ADR	13,848	672,874
Sanofi	46,704	4,854,941
Sanofi ADR	11,251	585,052
Zoetis, Inc.	9,412	1,880,423

		59,458,648

Medical-HMO — 1.2%
Anthem, Inc.	11,578	5,105,782
Centene Corp.†	47,653	3,705,497
Humana, Inc.	3,082	1,209,685
UnitedHealth Group, Inc.	22,482	10,624,319

		20,645,283

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	20,732	4,976,717

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	538	138,115

Metal Processors & Fabrication — 0.0%
Timken Co.	495	33,066

Metal Products-Distribution — 0.0%
Granges AB	10,458	129,002

Metal-Aluminum — 0.0%
Constellium SE†	6,128	107,179
Norsk Hydro ASA	8,862	68,050

		175,229

Metal-Copper — 0.1%
Antofagasta PLC	96,308	1,760,380
ERO Copper Corp.†	6,397	79,664

Security Description	Shares	Value (Note 2)
Metal-Copper (continued)
OZ Minerals, Ltd.	7,591	$130,829
Southern Copper Corp.	1,878	119,985

		2,090,858

Metal-Diversified — 0.2%
Boliden AB	12,401	500,969
MMC Norilsk Nickel PJSC	531	149,724
Rio Tinto PLC	3,035	213,813
Rio Tinto, Ltd.	10,123	803,812
South32, Ltd.	411,379	1,129,697

		2,798,015

Metal-Iron — 0.0%
Vale SA	8,063	122,795

Mining — 0.0%
Rhyolite Resources, Ltd.†(2)	34,192	17,376

Miscellaneous Manufacturing — 0.0%
Knorr-Bremse AG	8,126	819,759

Multimedia — 0.2%
Walt Disney Co.†	21,156	3,024,673

Networking Products — 0.3%
Cisco Systems, Inc.	25,268	1,406,669
Telefonaktiebolaget LM Ericsson, Class B	239,092	2,967,366

		4,374,035

Non-Ferrous Metals — 0.2%
Grupo Mexico SAB de CV, Class B	27,309	117,441
IGO, Ltd.	398,219	3,349,118
NAC Kazatomprom JSC GDR	2,096	66,686

		3,533,245

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	17,213	2,197,412
Waste Connections, Inc.	4,935	615,394

		2,812,806

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	349	71,692

Oil Companies-Exploration & Production — 0.3%
Aker BP ASA	1,607	55,506
Canadian Natural Resources, Ltd.	1,139	57,938
ConocoPhillips	24,588	2,178,989
Devon Energy Corp.	4,570	231,105
EOG Resources, Inc.	9,438	1,052,148
Hess Corp.	1,182	109,087
Lundin Energy AB	2,591	104,861
Magnolia Oil & Gas Corp., Class A	3,151	68,156
Pioneer Natural Resources Co.	2,434	532,778
Venture Global LNG, Inc., Series C.†(1)(2)	3	17,850

		4,408,418

Oil Companies-Integrated — 0.9%
Chevron Corp.	19,983	2,624,367
Equinor ASA	125,360	3,453,483
Exxon Mobil Corp.	44,800	3,403,008
Galp Energia SGPS SA	15,078	166,248
Shell PLC ADR†	28,062	1,442,387
TotalEnergies SE	67,823	3,841,628
TotalEnergies SE ADR	13,180	748,624

		15,679,745

487

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Oil Refining & Marketing — 0.1%
DCC PLC	15,798	$1,326,070
Marathon Petroleum Corp.	5,054	362,625

		1,688,695

Oil-Field Services — 0.0%
ChampionX Corp.†	1,781	39,894
Enerflex, Ltd.	5,913	33,492
Halliburton Co.	23,289	715,904

		789,290

Optical Supplies — 0.1%
EssilorLuxottica SA	9,716	1,842,394

Paper & Related Products — 0.2%
International Paper Co.	7,053	340,307
Mondi PLC	4,429	110,797
Stora Enso Oyj, Class R	98,335	2,003,725
Svenska Cellulosa AB SCA, Class B	3,168	55,119
UPM-Kymmene Oyj	2,428	88,447

		2,598,395

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	2,470	157,512

Pharmacy Services — 0.2%
Cigna Corp.	9,077	2,091,885
CVS Health Corp.	5,676	604,551

		2,696,436

Photo Equipment & Supplies — 0.0%
Largan Precision Co., Ltd.	7,000	513,871

Pipelines — 0.0%
Enbridge, Inc.	641	27,095
TC Energy Corp.	8,648	446,669

		473,764

Platinum — 0.0%
Impala Platinum Holdings, Ltd.	1,530	23,436

Poultry — 0.0%
Sanderson Farms, Inc.	98	18,032

Power Converter/Supply Equipment — 0.2%
ABB, Ltd.	79,095	2,733,757
Generac Holdings, Inc.†	1,130	319,090
Schneider Electric SE	438	74,457

		3,127,304

Precious Metals — 0.0%
Wheaton Precious Metals Corp.	924	37,254

Private Equity — 0.1%
Bridgepoint Group, Ltd.†*	134,919	698,588
KKR & Co., Inc., Class A	6,041	429,878

		1,128,466

Real Estate Investment Trusts — 1.5%
Acadia Realty Trust	12,112	239,696
Alexandria Real Estate Equities, Inc.	6,147	1,197,681
American Campus Communities, Inc.	4,463	233,236
American Tower Corp.	3,284	825,926
Apartment Income REIT Corp.	2,471	130,518
Apple Hospitality REIT, Inc.	13,243	213,610
AvalonBay Communities, Inc.	3,715	907,314
Big Yellow Group PLC	2,316	46,670
Camden Property Trust	10,929	1,749,624

Security Description	Shares	Value (Note 2)
Real Estate Investment Trusts (continued)
Canadian Apartment Properties REIT	964	$42,400
CapitaLand Integrated Commercial Trust	30,000	43,166
CubeSmart	7,202	365,429
Daiwa House Logistics Trust†	51,600	30,732
Daiwa Office Investment Corp.	9	56,272
Derwent London PLC	2,377	109,130
Digital Core REIT Management Pte, Ltd.†	65,300	76,401
Douglas Emmett, Inc.	7,525	234,930
EastGroup Properties, Inc.	864	172,722
Equinix, Inc.	1,541	1,117,071
Equity LifeStyle Properties, Inc.	16,111	1,261,330
Equity Residential	8,381	743,646
Essex Property Trust, Inc.	2,032	675,640
Federal Realty Investment Trust	725	92,430
Gecina SA	207	28,017
Goodman Group	5,671	93,570
Great Portland Estates PLC	138,804	1,429,394
Healthcare Realty Trust, Inc.	3,486	108,136
Healthcare Trust of America, Inc., Class A	3,721	121,119
Highwoods Properties, Inc.	1,138	49,071
Hoshino Resorts REIT, Inc.	7	39,456
Host Hotels & Resorts, Inc.†	3,785	65,632
Industrial & Infrastructure Fund Investment Corp.†	41	68,902
Inmobiliaria Colonial Socimi SA	3,121	27,656
Kilroy Realty Corp.	2,415	154,560
Kimco Realty Corp.	8,690	210,819
Mitsui Fudosan Logistics Park, Inc.	13	63,909
Pebblebrook Hotel Trust	8,318	180,085
Prologis, Inc.	46,580	7,304,676
PS Business Parks, Inc.	929	155,106
Public Storage	1,722	617,389
Rayonier, Inc.	221	8,075
Regency Centers Corp.	2,556	183,393
Rexford Industrial Realty, Inc.	4,130	302,192
SBA Communications Corp.	483	157,188
Scentre Group	547,927	1,143,901
Simon Property Group, Inc.	2,896	426,291
SL Green Realty Corp.	1,444	104,705
Summit Industrial Income REIT	8,770	149,024
Sun Communities, Inc.	506	95,614
Sunstone Hotel Investors, Inc.†	10,088	114,095
Terreno Realty Corp.	3,223	240,984
UNITE Group PLC	2,146	29,983
Welltower, Inc.	14,573	1,262,459
Weyerhaeuser Co.	7,079	286,204

		25,787,179

Real Estate Management/Services — 0.0%
China Resources Mixc Lifestyle Services, Ltd.*	8,400	49,127
Fabege AB	4,279	63,932
Vonovia SE	2,757	156,185

		269,244

Real Estate Operations & Development — 0.2%
CTP BV*	3,191	64,954
Heiwa Real Estate Co., Ltd.†	1,400	47,786
Hongkong Land Holdings, Ltd.	19,000	102,978
Howard Hughes Corp.†	1,243	119,713
Kojamo Oyj	4,682	107,278

488

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Real Estate Operations & Development (continued)
Mitsui Fudosan Co., Ltd.	107,800	$2,304,811
Shurgard Self Storage SA	992	57,326
Sun Hung Kai Properties, Ltd.	10,500	127,873
Tokyo Tatemono Co., Ltd.	2,900	43,309

		2,976,028

Rental Auto/Equipment — 0.2%
Ashtead Group PLC	32,972	2,355,364
Element Fleet Management Corp.	170,185	1,733,781
United Rentals, Inc.†	229	73,307

		4,162,452

Retail-Apparel/Shoe — 0.5%
Burlington Stores, Inc.†	1,688	399,938
Lululemon Athletica, Inc.†	5,018	1,674,808
Moncler SpA	26,116	1,666,921
Next PLC	16,899	1,719,683
Ross Stores, Inc.	19,946	1,949,721
Zalando SE†*	20,063	1,576,380

		8,987,451

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	214	425,079
O’Reilly Automotive, Inc.†	961	626,332

		1,051,411

Retail-Automobile — 0.1%
CarMax, Inc.†	884	98,274
Carvana Co.†	9,633	1,561,124

		1,659,398

Retail-Building Products — 0.4%
Home Depot, Inc.	8,187	3,004,465
Kingfisher PLC	574,973	2,583,844
Lowe’s Cos., Inc.	3,533	838,558

		6,426,867

Retail-Discount — 0.6%
Costco Wholesale Corp.	2,833	1,431,033
Dollar General Corp.	19,342	4,032,420
Dollar Tree, Inc.†	2,283	299,575
Walmart, Inc.	33,555	4,691,325

		10,454,353

Retail-Drug Store — 0.0%
Welcia Holdings Co., Ltd.	23,500	637,138

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	17,354	1,248,967

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	691	251,344

Retail-Restaurants — 0.5%
Chipotle Mexican Grill, Inc.†	1,303	1,935,711
McDonald’s Corp.	3,558	923,123
Starbucks Corp.	26,455	2,601,055
Yum! Brands, Inc.	28,617	3,581,990

		9,041,879

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	37,200	387,358

Rubber/Plastic Products — 0.0%
Hexpol AB	2,677	31,967

Security Description	Shares	Value (Note 2)
Semiconductor Components-Integrated Circuits — 0.9%
NXP Semiconductors NV	14,130	$2,902,867
QUALCOMM, Inc.	24,624	4,327,914
Renesas Electronics Corp.†	74,400	856,435
Taiwan Semiconductor Manufacturing Co., Ltd.	310,000	7,059,624
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,883	721,432

		15,868,272

Semiconductor Equipment — 0.8%
ASML Holding NV(NASDAQ)	2,321	1,571,781
ASML Holding NV(XAMS)	6,654	4,551,346
Entegris, Inc.	568	68,069
KLA Corp.	10,671	4,153,900
Lam Research Corp.	1,637	965,699
Tokyo Electron, Ltd.	4,600	2,235,958

		13,546,753

Specified Purpose Acquisitions — 0.0%
Bluescape Opportunities Acquisition Corp.†	709	7,090

Steel-Producers — 0.0%
Nippon Steel Corp.	6,400	103,897
Nucor Corp.	1,452	147,233
Reliance Steel & Aluminum Co.	2,493	381,130
Steel Dynamics, Inc.	3,253	180,606

		812,866

Telephone-Integrated — 0.5%
AT&T, Inc.	32,958	840,429
KT Corp.	31,155	820,222
Nippon Telegraph & Telephone Corp.	181,800	5,180,986
SoftBank Group Corp.	18,700	827,167
Telecom Italia SpA (RSP)	1,356,866	605,431
Verizon Communications, Inc.	13,377	712,058

		8,986,293

Tobacco — 0.1%
Altria Group, Inc.	12,014	611,272
Philip Morris International, Inc.	11,706	1,203,962

		1,815,234

Transport-Rail — 0.7%
Canadian Pacific Railway, Ltd.	3,954	282,316
Central Japan Railway Co.	8,200	1,085,626
CSX Corp.	111,436	3,813,340
Norfolk Southern Corp.	16,062	4,368,703
Union Pacific Corp.	9,465	2,314,666

		11,864,651

Transport-Services — 0.2%
FedEx Corp.	3,446	847,233
United Parcel Service, Inc., Class B	14,152	2,861,676

		3,708,909

Transport-Truck — 0.0%
Saia, Inc.†	429	121,956

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	36,766	957,387

Web Hosting/Design — 0.0%
VeriSign, Inc.†	2,308	501,251

489

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Web Portals/ISP — 2.7%
Alphabet, Inc., Class A†	2,392	$6,472,919
Alphabet, Inc., Class C†	13,670	37,099,970
NAVER Corp.	4,900	1,298,175
Z Holdings Corp.	201,900	1,031,583

		45,902,647

Wire & Cable Products — 0.1%
Prysmian SpA	51,336	1,727,347

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	5,638	1,307,678

Total Common Stocks (cost $784,739,858)		987,530,178

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Applications Software — 0.0%
KoBold Metals Co. Series B.†(1)(2)	3,900	106,903

Computer Graphics — 0.0%
Canva, Inc., Series A.†(1)(2)	8	13,633

Decision Support Software — 0.0%
Databricks, Inc., Series G†(2)(1)	402	88,622
Databricks, Inc., Series H.†(1)(2)	871	192,014

		280,636

E-Commerce/Services — 0.0%
Farmer’s Business Network, Inc. Series C†(1)(2)	563	34,995

Electric-Integrated — 0.1%
AES Corp.	2,723	247,929
NextEra Energy, Inc.	1,994	101,674
Southern Co. 6.75%	6,894	367,450

		717,053

Energy-Alternate Sources — 0.0%
Lilac Solutions, Inc., Series B†(1)(2)	4,155	54,547

Enterprise Software/Service — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	97,751

Total Convertible Preferred Securities (cost $1,235,875)		1,305,518

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Ladenburg Thalmann Financial Services, Inc. 6.50%	22,876	393,010

Pipelines — 0.1%
Crestwood Equity Partners LP 9.25%	41,740	415,313

Total Preferred Securities (cost $766,420)		808,323

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 2.0%
Diversified Financial Services — 2.0%
American Express Credit Account Master Trust FRS Series 2017-5, Class B 0.68% (1 ML+0.58%) due 02/18/2025	$320,000	$320,485
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(4)	492,756	488,067
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(4)	426,443	421,283
Angel Oak Mtg. Trust VRS Series 2021-1, Class A2 1.12% due 01/25/2066*(3)(4)	158,093	156,629
Angel Oak Mtg. Trust VRS Series 2020-6, Class A2 1.52% due 05/25/2065*(3)(4)	138,629	137,718
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 1.04% (1 ML+0.93%) due 12/15/2036*(5)	680,000	677,399
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	439,794
Barclays Mtg. Loan Trust VRS Series 2021-NQM1, Class A3 2.19% due 09/25/2051*(3)(4)	415,436	410,930
BFLD Trust FRS Series 2019-DPLO, Class C 1.65% (1 ML+1.54%) due 10/15/2034*(5)	650,000	644,262
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(5)	280,000	283,150
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2019-4A, Class M2 1.41% (TSFR3M+1.32%) due 04/15/2035*(6)	670,000	670,000
Carvana Auto Receivables Trust Series 2021-P4, Class C 2.33% due 02/10/2028	530,000	522,584
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(3)(5)	520,000	547,772
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(3)(5)	345,000	356,738
CIFC Funding, Ltd. FRS Series 2021-3A, Class A 1.38% (3 ML+1.14%) due 07/15/2036*(6)	405,000	404,898
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(5)	250,000	262,922
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(5)	50,000	52,825
Citigroup Mtg. Loan Trust, Inc. VRS Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)(4)	395,833	392,705

490

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	$1,085,000	$1,101,716
COLT Mtg Loan Trust VRS Series 2021-6, Class A1 1.91% due 12/25/2066*(3)(4)	952,454	945,358
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(4)	72,262	72,185
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(5)	645,000	651,971
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(5)	345,000	362,692
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(5)	250,000	262,570
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(5)	165,000	173,539
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(5)	245,000	252,233
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(3)(4)	162,069	159,141
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	383,150	399,444
Dryden 77 CLO, Ltd. FRS Series 2020-77A, Class AR 1.28% (3 ML+1.12%) due 05/20/2034*(6)	570,000	571,069
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	58,260	58,808
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(3)(4)	210,288	206,269
Ellington Financial Mtg. Trust VRS Series 2019-2, Class A3 3.05% due 11/25/2059*(3)(4)	104,036	104,032
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	280,000	276,913
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(5)	610,000	617,326
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74% due 04/15/2033*	520,000	507,736
Galton Funding Mtg. Trust VRS Series 2020-H1, Class A1 2.31% due 01/25/2060*(3)(4)	49,706	49,941
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(3)(4)	41,293	41,375
Great Wolf Trust FRS Series 2019-WOLF, Class D 2.04% (1 ML+1.93%) due 12/15/2036*(5)	310,000	306,801

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
GS Mtg. Securities Trust VRS Series 2016-PJ5, Class A8 2.50% due 10/25/2051*(3)(4)	$790,645	$786,693
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 2.96% due 10/25/2050*(3)(4)	250,152	251,504
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(5)	25,000	26,303
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(3)(5)	275,000	299,186
Hardee’s Funding LLC Series 2018-1A, Class A2II 4.96% due 06/20/2048*	551,475	571,780
J.P. Morgan Chase Commercial Mtg. Securities Trust Series 2022-OPO, Class B 3.38% due 01/05/2039*(5)	240,000	244,831
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(5)	50,000	51,481
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 0.93% (1 ML+0.83%) due 08/25/2050*(4)	67,038	67,343
JPMorgan Mtg. Trust VRS Series 2020-INV2, Class A3 3.00% due 10/25/2050*(3)(4)	353,258	356,154
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(4)	131,287	132,675
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(4)	111,729	112,925
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class B 1.21% (1 ML+1.10%) due 04/15/2038*(5)	1,045,000	1,041,018
MHC Trust FRS Series 2021-MHC2, Class D 1.61% (1 ML+1.50%) due 05/15/2023*(5)	440,000	435,060
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(3)	296	296
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(3)	43,313	43,598
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(3)	178,766	180,920
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(5)	110,000	112,525
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(5)	250,000	262,971

491

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(5)	$115,000	$119,513
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(5)	410,000	433,041
MVW LLC Series 2019-2A, Class A 2.22% due 10/20/2038*	133,246	133,720
Navient Private Education Refi Loan Trust Series 2021-A, Class A 0.84% due 05/15/2069*	171,086	168,478
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	399,081	403,367
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	346,198	350,581
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13% due 02/15/2068*	542,122	549,717
Nelnet Student Loan Trust Series 2021-CA, Class AFX 1.32% due 04/20/2062*	974,257	951,040
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 1.69% (1 ML+1.59%) due 04/15/2032*(5)	915,000	901,281
New Residential Mtg. Loan Trust VRS Series 2019-NQM5, Class A1 2.71% due 11/25/2059*(3)(4)	273,789	273,432
OBX Trust FRS Series 2020-EXP1, Class 2A2 1.06% (1 ML+0.95%) due 02/25/2060*(4)	53,785	53,809
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.21% (1 ML+1.10%) due 10/25/2059*(4)	54,623	55,312
OBX Trust VRS Series 2020-EXP2, Class A8 3.00% due 05/25/2060*(3)(4)	229,890	231,070
OBX Trust VRS Series 2019-EXP3, Class 1A9 3.50% due 10/25/2059*(3)(4)	105,869	106,321
OBX Trust VRS Series 2020-EXP1, Class 1A8 3.50% due 02/25/2060*(3)(4)	173,836	174,382
Palmer Square CLO, Ltd. FRS Series 2021-2A, Class A 1.39% (3 ML+1.15%) due 07/15/2034*(6)	490,000	490,672
Planet Fitness Master Issuer LLC Series 2018-1A, Class A2I 4.26% due 09/05/2048*	952,988	952,967

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Provident Funding Mtg. Trust VRS Series 2019-1, Class B1 3.23% due 12/25/2049*(3)(4)	$662,818	$667,961
PSMC Trust VRS Series 2021-2, Class A3 2.50% due 05/25/2051*(3)(4)	661,780	659,728
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(3)(4)	82,690	82,947
ServiceMaster Funding LLC Series 2021-1, Class A2I 2.87% due 07/30/2051*	482,575	465,930
SFO Commercial Mtg. Trust FRS Series 2021-555, Class B 1.61% (1 ML+1.50%) due 05/15/2038*(5)	460,000	459,717
SG Residential Mtg. Trust VRS Series 2019-3, Class A1 2.70% due 09/25/2059*(3)(4)	32,939	32,788
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.07% due 01/15/2053*	843,250	810,259
Starwood Mtg. Residential Trust VRS Series 2020-INV1, Class A1 1.03% due 11/25/2055*(3)(4)	185,212	183,485
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A2 1.17% due 05/25/2065*(3)(4)	162,922	161,287
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	12,557	12,607
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(4)	227,241	225,702
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	278,616
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(3)	1,729	1,729
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)	4,422	4,427
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)	43,804	44,118
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)	459,475	462,655
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(3)	106,447	107,327
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(3)	261,313	263,926
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(3)	74,752	75,441
Verus Securitization Trust VRS Series 2021-1, Class A1 0.82% due 01/25/2066*(3)(4)	239,040	235,675

492

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Verus Securitization Trust VRS Series 2021-7, Class A1 1.83% due 10/25/2066*(3)(4)	$1,039,080	$1,025,165
Verus Securitization Trust Series 2019-4, Class A1 2.64% due 11/25/2059*(4)	180,101	181,534
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(4)	66,148	66,268
Wells Fargo Mtg. Backed Securities Trust VRS Series 2021-RR1, Class A1 2.50% due 12/25/2050*(3)(4)	409,650	401,330
WF-RBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	25,000	25,975
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(5)	640,000	667,451

Total Asset Backed Securities (cost $33,442,742)		33,241,294

U.S. CORPORATE BONDS & NOTES — 9.9%
Advertising Agencies — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.60% due 04/15/2026	40,000	42,068
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	75,000	78,422

		120,490

Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc. Company Guar. Notes 7.75% due 04/15/2028*	775,000	804,062
Outfront Media Capital LLC/Outfront Media Capital Corp. Senior Notes 4.25% due 01/15/2029*	765,000	719,984

		1,524,046

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	423,107
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	233,412
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	665,000	684,872

		1,341,391

Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 4.60% due 06/15/2028	785,000	757,941

Security Description	Principal Amount	Value (Note 2)
Agricultural Chemicals — 0.1%
CVR Partners LP/CVR Nitrogen Finance Corp. Senior Sec. Notes 6.13% due 06/15/2028*	$860,000	$873,941

Airlines — 0.1%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	624,727	622,136
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	100,059	99,810
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	324,210	320,690
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	278,480	279,130
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	205,000	248,306
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	307,535	301,677
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	144,886	143,852
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	323,685	349,379

		2,364,980

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	150,000	146,403
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	180,000	181,778
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	788,884

		1,117,065

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	290,000	291,514
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	330,000	353,925
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	577,767
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	819,529

493

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Auto-Cars/Light Trucks (continued)
Hyundai Capital America Senior Notes 1.65% due 09/17/2026*	$1,145,000	$1,100,511
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	455,000	471,996

		3,615,242

Auto/Truck Parts & Equipment-Original — 0.1%
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	780,000	752,700
Tenneco, Inc. Company Guar. Notes 5.00% due 07/15/2026	320,000	296,808
Wheel Pros, Inc. Senior Notes 6.50% due 05/15/2029*	805,000	748,650

		1,798,158

Banks-Commercial — 0.1%
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	261,835
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	391,457
Santander Holdings USA, Inc. Senior Notes 2.49% due 01/06/2028	535,000	526,502
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	415,000	395,779

		1,575,573

Banks-Fiduciary — 0.1%
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	1,200,000	1,186,727

Banks-Super Regional — 0.1%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	270,000	270,986
PNC Funding Corp. Senior Notes 3.30% due 03/08/2022	545,000	545,206
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	335,000	332,121
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	720,000	695,440

		1,843,753

Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	141,780
Triton Water Holdings, Inc. Senior Notes 6.25% due 04/01/2029*	820,000	768,750

		910,530

Security Description	Principal Amount	Value (Note 2)
Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	$650,000	$839,567

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,610
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	150,508

		162,118

Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	645,000	639,140

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,286,067
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	1,620,000	1,529,294
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	340,000	341,673
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	920,000	801,638
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	795,000	768,248
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.50% due 09/15/2028*	710,000	685,150
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	594,850

		6,006,920

Cellular Telecom — 0.0%
Crown Castle Towers LLC Senior Sec. Notes 3.72% due 07/15/2043*	195,000	197,224

Chemicals-Diversified — 0.1%
Polar US Borrower LLC/Schenectady International Group, Inc. Senior Notes 6.75% due 05/15/2026*	640,000	609,600
SCIH Salt Holdings, Inc. Senior Notes 6.63% due 05/01/2029*	1,010,000	941,825

		1,551,425

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 2.75% due 08/18/2055	830,000	744,712

494

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	$480,000	$490,555

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	965,000	957,420
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	850,000	866,380

		1,823,800

Communications Software — 0.0%
Consensus Cloud Solutions, Inc. Company Guar. Notes 6.50% due 10/15/2028*	210,000	215,379

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 2.40% due 12/15/2031	825,000	787,527

Computers — 0.1%
Apple, Inc. Senior Notes 1.65% due 05/11/2030	655,000	617,953
Apple, Inc. Senior Notes 1.70% due 08/05/2031	910,000	854,565
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	277,691

		1,750,209

Containers-Paper/Plastic — 0.0%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. Senior Sec. Notes 4.38% due 10/15/2028*	405,000	387,787
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU Senior Sec. Notes 4.00% due 10/15/2027*	405,000	383,738

		771,525

Cosmetics & Toiletries — 0.1%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	765,000	774,685
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC Senior Sec. Notes 4.75% due 01/15/2029*	785,000	773,225

		1,547,910

Diagnostic Equipment — 0.1%
PerkinElmer, Inc. Senior Notes 1.90% due 09/15/2028	595,000	567,310
Thermo Fisher Scientific, Inc. Senior Notes 2.80% due 10/15/2041	420,000	402,471

		969,781

Security Description	Principal Amount	Value (Note 2)
Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	$685,000	$629,309
US Renal Care, Inc. Senior Notes 10.63% due 07/15/2027*	760,000	775,200

		1,404,509

Direct Marketing — 0.1%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	895,000	941,988

Diversified Banking Institutions — 0.6%
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	665,000	628,975
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	405,000	396,460
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	960,000	874,624
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	827,502
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	158,211
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	378,144
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	535,269
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	189,433
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	745,000	725,003
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/21/2042	505,000	468,678
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	130,677
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	705,000	750,068
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	680,000	662,774
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	355,000	352,740
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	207,912
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	471,758
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	525,000	569,727

495

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	$25,000	$27,213
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	568,982
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	1,053,244
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	821,639
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	28,746

		10,827,779

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	870,000	897,451

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	465,000	465,465
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	414,000	439,183

		904,648

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	252,350
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	430,079
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	451,196

		1,133,625

E-Commerce/Services — 0.1%
Millennium Escrow Corp. Senior Sec. Notes 6.63% due 08/01/2026*	450,000	446,202
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	900,974

		1,347,176

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	425,000	433,474

Electric-Integrated — 0.4%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	460,000	439,657
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	200,995

Security Description	Principal Amount	Value (Note 2)
Electric-Integrated (continued)
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	$45,000	$45,850
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	40,832
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	238,377
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	176,144
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	256,775
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	524,768
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	572,209
Florida Power & Light Co. 1st Mtg. Bonds 2.88% due 12/04/2051	850,000	808,774
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	334,205
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	445,000	419,286
Pike Corp. Company Guar. Notes 5.50% due 09/01/2028*	780,000	762,450
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	805,000	906,926
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	400,000	409,298
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	434,968

		6,571,514

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	647,721

Electronic Components-Semiconductors — 0.0%
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	290,000	309,030
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	240,000	228,870

		537,900

Electronic Connectors — 0.0%
Amphenol Corp. Senior Notes 2.20% due 09/15/2031	265,000	251,338

496

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	$75,000	$77,175

Enterprise Software/Service — 0.0%
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	740,000	754,800

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 4.25% due 08/15/2024	960,000	1,004,294

Finance-Credit Card — 0.2%
Capital One Financial Corp. Senior Notes 3.65% due 05/11/2027	815,000	857,334
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	628,166
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	388,503
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	746,044
Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	102,799

		2,722,846

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.20% due 01/15/2027	395,000	384,176
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	550,689

		934,865

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	651,391
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	454,016

		1,105,407

Golf — 0.0%
MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	800,000	760,000

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.65% due 12/01/2028	860,000	934,232

Industrial Gases — 0.0%
Air Products & Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	50,000	49,342

Security Description	Principal Amount	Value (Note 2)
Insurance Brokers — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 5.88% due 11/01/2029*	$445,000	$436,100
BroadStreet Partners, Inc. Senior Notes 5.88% due 04/15/2029*	805,000	767,568
HUB International, Ltd. Senior Notes 5.63% due 12/01/2029*	935,000	918,638
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	235,000	226,698
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	112,200
Ryan Specialty Group LLC Senior Sec. Notes 4.38% due 02/01/2030*	120,000	119,100
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	409,699
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	466,036

		3,456,039

Insurance-Life/Health — 0.4%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	609,515
CNO Global Funding Sec. Notes 2.65% due 01/06/2029*	1,270,000	1,235,768
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	245,000	238,873
Jackson National Life Global Funding Sec. Notes 1.75% due 01/12/2025*	1,055,000	1,045,787
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	853,714
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	707,315
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	391,553
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	320,000	345,487
Protective Life Global Funding Sec. Notes 1.08% due 06/09/2023*	255,000	254,493
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	1,135,744

		6,818,249

497

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	$115,000	$119,119
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	596,052
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	200,000	199,934

		915,105

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	88,739
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	203,241
Chubb INA Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2051	850,000	802,424

		1,094,404

Internet Connectivity Services — 0.0%
Northwest Fiber LLC/Northwest Fiber Finance Sub., Inc. Senior Sec. Notes 4.75% due 04/30/2027*	770,000	733,425

Investment Management/Advisor Services — 0.0%
AG Merger Sub II, Inc. Senior Notes 10.75% due 08/01/2027*	370,000	407,647
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	293,984

		701,631

Machinery-General Industrial — 0.0%
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	419,835

Machinery-Pumps — 0.0%
Granite US Holdings Corp. Company Guar. Notes 11.00% due 10/01/2027*	750,000	802,500

Machinery-Thermal Process — 0.0%
GrafTech Finance, Inc. Senior Sec. Notes 4.63% due 12/15/2028*	810,000	782,322

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	1,100,000	1,077,978
Boston Scientific Corp. Senior Notes 3.75% due 03/01/2026	795,000	840,179
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	22,000	26,942

		1,945,099

Security Description	Principal Amount	Value (Note 2)
Medical Products — 0.0%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	$207,000	$213,887
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	480,895

		694,782

Medical-Biomedical/Gene — 0.1%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	985,548
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	50,536

		1,036,084

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	570,000	585,072
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	103,417
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	434,135
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	56,618
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	540,000	624,891
Bristol-Myers Squibb Co. Senior Notes 3.55% due 08/15/2022	570,000	578,775
Bristol-Myers Squibb Co. Senior Notes 3.88% due 08/15/2025	33,000	35,110
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	300,000	346,833
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	980,000	931,981

		3,696,832

Medical-HMO — 0.1%
Humana, Inc. Senior Notes 2.15% due 02/03/2032	350,000	325,529
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	475,000	455,000
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	880,000	827,879
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	100,696

		1,709,104

498

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.5%
Banner Health Notes 1.90% due 01/01/2031	$215,000	$203,689
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	113,690
Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	1,026,049
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.25% due 05/15/2030*	210,000	208,996
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 04/01/2028*	820,000	777,430
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	295,000	300,486
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	240,000	239,803
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	575,000	612,581
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	305,000	318,758
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	542,763
Providence St. Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,544,424
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	472,428
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	560,000	560,840
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	225,000	243,000
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	878,764

		8,043,701

Medical-Outpatient/Home Medical — 0.1%
Air Methods Corp Senior Notes 8.00% due 05/15/2025*	1,261,000	1,024,562

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	475,000	498,076
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	305,000	321,221
McKesson Corp. Senior Notes 1.30% due 08/15/2026	880,000	841,552

		1,660,849

Security Description	Principal Amount	Value (Note 2)
Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	$270,000	$283,100

Oil Companies-Exploration & Production — 0.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 5.88% due 06/30/2029*	800,000	772,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	415,000	434,712
Colgate Energy Partners III LLC Senior Notes 5.88% due 07/01/2029*	685,000	696,131
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	390,000	401,228
ConocoPhillips Company Guar. Notes 3.75% due 10/01/2027*	155,000	165,611
Coterra Energy, Inc. Senior Notes 4.38% due 06/01/2024*	15,000	15,721
Coterra Energy, Inc. Senior Notes 4.38% due 03/15/2029*	965,000	1,054,946
Diamondback Energy, Inc. Company Guar. Notes 2.88% due 12/01/2024	795,000	811,157
Diamondback Energy, Inc. Company Guar. Notes 4.75% due 05/31/2025	415,000	448,111
Encino Acquisition Partners Holdings LLC Company Guar. Notes 8.50% due 05/01/2028*	1,125,000	1,137,656
Gulfport Energy Operating Corp. Company Guar. Notes 8.00% due 05/17/2026*	1,095,000	1,176,796
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	197,398
Moss Creek Resources Holdings, Inc. Company Guar. Notes 7.50% due 01/15/2026*	585,000	535,404
Moss Creek Resources Holdings, Inc. Company Guar. Notes 10.50% due 05/15/2027*	380,000	372,662
Occidental Petroleum Corp Senior Notes 8.50% due 07/15/2027	335,000	402,156
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	230,000	265,478
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	416,000	473,200
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	170,000	206,499

499

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	$205,000	$240,570
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	235,000	224,783
SM Energy Co. Senior Notes 5.63% due 06/01/2025	430,000	426,775
SM Energy Co. Senior Notes 6.63% due 01/15/2027	400,000	411,000

		10,869,994

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	890,000	825,979
Chevron Corp. Senior Notes 2.00% due 05/11/2027	390,000	388,283

		1,214,262

Oil Refining & Marketing — 0.1%
Citgo Holding, Inc. Senior Sec. Notes 9.25% due 08/01/2024*	965,000	963,736
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	945,000	964,570

		1,928,306

Oil-Field Services — 0.0%
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	770,000	790,274

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 4.80% due 06/15/2044	123,000	145,771

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	500,000	510,550
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	390,000	402,334
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	280,000	258,726
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	605,321
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	693,169

		2,470,100

Pipelines — 0.3%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	91,042

Security Description	Principal Amount	Value (Note 2)
Pipelines (continued)
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	$185,000	$185,769
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	155,000	157,788
Energy Transfer LP Senior Notes 3.75% due 05/15/2030	235,000	241,215
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	385,000	428,009
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	780,000	811,372
Howard Midstream Energy Partners LLC Senior Notes 6.75% due 01/15/2027*	800,000	815,000
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	47,436
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	765,000	772,707
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	654,236
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	185,000	202,878
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	192,636
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 12/31/2030*	925,000	883,375
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	405,000	464,107

		5,947,570

Printing-Commercial — 0.0%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	740,000	763,584

Radio — 0.1%
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	745,000	693,223
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	945,000	960,356

		1,653,579

Real Estate Investment Trusts — 0.6%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,082,869

500

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	$45,000	$48,474
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	377,859
American Tower Corp. Senior Notes 1.45% due 09/15/2026	910,000	874,705
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	295,851
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	122,509
Brookfield Property REIT, Inc. Senior Sec. Notes 5.75% due 05/15/2026*	785,000	785,000
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	360,000	336,371
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	157,331
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	376,388
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	167,248
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	220,000	214,446
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	662,949
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	35,498
Healthpeak Properties, Inc. Senior Notes 2.13% due 12/01/2028	200,000	195,755
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	284,759
Hospitality Properties Trust Senior Notes 4.95% due 02/15/2027	320,000	297,600
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	360,769
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	16,082
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	274,040
Public Storage Senior Notes 1.95% due 11/09/2028	360,000	349,096
Realty Income Corp. Senior Notes 3.10% due 12/15/2029	540,000	557,608

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Realty Income Corp. Senior Notes 3.95% due 08/15/2027	$345,000	$372,288
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	148,358
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	345,000	351,506
Service Properties Trust Senior Notes 3.95% due 01/15/2028	602,000	529,760
Simon Property Group LP Senior Notes 2.65% due 02/01/2032	1,005,000	984,993
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	280,641

		10,540,753

Rental Auto/Equipment — 0.0%
PECF USS Intermediate Holding III Corp. Senior Notes 8.00% due 11/15/2029*	765,000	772,650

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc. Senior Notes 7.88% due 05/01/2029*	825,000	754,875

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	51,804
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	453,091

		504,895

Retail-Building Products — 0.1%
White Cap Parent LLC Senior Notes 8.25% due 03/15/2026*(7)	940,000	954,100

Retail-Drug Store — 0.1%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	1,000,000	985,580

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	121,195
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	76,234

		197,429

Retail-Major Department Stores — 0.0%
TJX Cos., Inc. Senior Notes 1.60% due 05/15/2031	250,000	231,067

501

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Retail-Misc./Diversified — 0.1%
LSF9 Atlantis Holdings LLC/Victra Finance Corp. Senior Sec. Notes 7.75% due 02/15/2026*	$1,180,000	$1,136,021

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Notes 10.75% due 04/15/2027*	380,000	354,190

Retail-Pawn Shops — 0.0%
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	790,000	789,589

Retail-Regional Department Stores — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 04/01/2026*	805,000	829,158

Schools — 0.1%
Adtalem Global Education, Inc. Senior Sec. Notes 5.50% due 03/01/2028*	675,000	664,875
George Washington University Notes 3.55% due 09/15/2046	45,000	47,033
Northwestern University Bonds 2.64% due 12/01/2050	450,000	433,710

		1,145,618

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.15% due 05/20/2030	870,000	850,304
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	337,000	354,162

		1,204,466

Soap & Cleaning Preparation — 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. Company Guar. Notes 7.00% due 12/31/2027*	710,000	642,550

Software Tools — 0.1%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	920,000	881,015

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	310,000	308,990
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	642,737

		951,727

Telecom Services — 0.0%
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	80,000	80,200

Security Description	Principal Amount	Value (Note 2)
Telecom Services (continued)
Frontier Communications Holdings LLC Sec. Notes 5.88% due 11/01/2029	$405,000	$389,938
Frontier Communications Holdings LLC Sec. Notes 6.00% due 01/15/2030*	320,000	308,864

		779,002

Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 6.13% due 09/15/2028*	410,000	418,950
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	821,000	803,250

		1,222,200

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	470,000	438,923
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	1,735,000	1,693,296
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	345,000	379,005
Consolidated Communications, Inc. Senior Sec. Notes 6.50% due 10/01/2028*	775,000	798,018
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	930,000	845,138
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	824,000	752,227
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	710,000	634,312
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	829,949

		6,370,868

Television — 0.1%
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	960,000	883,200

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	140,000	141,017

Toys — 0.1%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	485,000	495,892
Hasbro, Inc. Senior Notes 3.55% due 11/19/2026	665,000	695,958

		1,191,850

502

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	$375,000	$385,695
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	634,985

		1,020,680

Transport-Rail — 0.1%
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	480,000	483,071
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	365,000	368,368
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	255,000	303,644

		1,155,083

Wireless Equipment — 0.0%
ViaSat, Inc. Senior Notes 6.50% due 07/15/2028*	760,000	752,400

Total U.S. Corporate Bonds & Notes (cost $169,706,960)		169,762,759

FOREIGN CORPORATE BONDS & NOTES — 2.9%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	104,553

Aerospace/Defense-Equipment — 0.0%
Rolls-Royce PLC Company Guar. Notes 5.75% due 10/15/2027*	360,000	377,726

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	117,860

Auto-Cars/Light Trucks — 0.1%
Aston Martin Capital Holdings, Ltd. Senior Sec. Notes 10.50% due 11/30/2025*	955,000	1,020,991
Jaguar Land Rover Automotive PLC Company Guar. Notes 5.50% due 07/15/2029*	845,000	815,543

		1,836,534

Auto/Truck Parts & Equipment-Original — 0.0%
Toyota Industries Corp. Senior Notes 3.11% due 03/12/2022*	725,000	726,709

Banks-Commercial — 0.4%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	534,911
Banco Santander Chile Senior Notes 2.70% due 01/10/2025*	409,000	414,117

Security Description	Principal Amount	Value (Note 2)
Banks-Commercial (continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	$355,000	$382,956
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	251,934
BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	317,677
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	431,114
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	476,000	487,993
ING Groep NV Senior Notes 3.15% due 03/29/2022	265,000	266,120
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,088,350
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	419,029
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	203,415
Nordea Bank Abp Senior Notes 1.00% due 06/09/2023*	265,000	264,030
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	700,000	703,877
Santander UK Group Holdings PLC Senior Notes 2.47% due 01/11/2028	485,000	478,429
Standard Chartered PLC Senior Notes 2.61% due 01/12/2028*	545,000	537,473
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	774,249
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	57,867

		7,613,541

Banks-Money Center — 0.0%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	628,770

Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 1.38% due 09/29/2025	265,000	260,051

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	55,428

503

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Building Societies — 0.1%
Nationwide Building Society Senior Notes 1.50% due 10/13/2026*	$875,000	$843,741

Cable/Satellite TV — 0.0%
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*	270,000	280,577

Casino Hotels — 0.0%
Studio City Finance, Ltd. Company Guar. Notes 5.00% due 01/15/2029*	785,000	682,306

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	850,000	853,759

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	422,376

Chemicals-Specialty — 0.1%
Venator Finance SARL/Venator Materials Corp. Company Guar. Notes 5.75% due 07/15/2025*	825,000	775,335

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	850,000	849,972

Containers-Metal/Glass — 0.0%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(7)	470,000	474,700

Cruise Lines — 0.1%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	1,085,000	1,041,600

Diversified Banking Institutions — 0.5%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	614,008
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	205,945
Barclays PLC Senior Notes 2.85% due 05/07/2026	830,000	838,649
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	435,000	431,252
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	617,672
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	660,000	663,725
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	323,683

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
HSBC Holdings PLC Senior Notes 2.85% due 06/04/2031	$385,000	$376,847
HSBC Holdings PLC Senior Notes 3.26% due 03/13/2023	325,000	325,787
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	533,460
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	800,000	803,765
Natwest Group PLC Senior Notes 4.52% due 06/25/2024	900,000	932,301
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	465,000	470,860
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,276,879
UBS Group AG Senior Notes 1.36% due 01/30/2027*	340,000	325,956
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	335,000	337,271

		9,078,060

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	490,224
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	523,495

		1,013,719

Electronic Components-Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.65% due 02/15/2032*	675,000	649,074
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	115,000	117,970

		767,044

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 05/26/2022	150,000	150,983
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	762,527
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	156,994

504

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Finance-Leasing Companies (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	$160,000	$179,342
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	170,635
VistaJet Malta Finance PLC / XO Management Holding, Inc. Senior Notes 6.38% due 02/01/2030*	1,032,000	1,025,705

		2,446,186

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	463,085

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	1,620,000	1,456,745

Gas-Transportation — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	258,420
Rockpoint Gas Storage Canada, Ltd. Senior Sec. Notes 7.00% due 03/31/2023*	780,000	780,000

		1,038,420

Gold Mining — 0.0%
IAMGOLD Corp Company Guar. Notes 5.75% due 10/15/2028*	665,000	624,169

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	37,209
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	412,834

		450,043

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.60% due 04/09/2029*	1,055,000	1,131,121

Internet Content-Entertainment — 0.0%
Weibo Corp. Senior Notes 3.50% due 07/05/2024	430,000	438,103

Internet Content-Information/News — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	268,225

Internet Financial Services — 0.0%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	650,000	653,250

Security Description	Principal Amount	Value (Note 2)
Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	$430,000	$438,295
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	350,000	356,752
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	415,000	390,107

		1,185,154

Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 3.90% due 06/15/2030	815,000	783,961

Metal-Copper — 0.1%
ERO Copper Corp. Company Guar. Notes 6.50% due 02/15/2030*	725,000	716,401
Taseko Mines, Ltd. Senior Sec. Notes 7.00% due 02/15/2026*	265,000	268,684

		985,085

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	31,252

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 01/15/2031*	200,000	208,021

Oil & Gas Drilling — 0.0%
Transocean Pontus, Ltd. Senior Sec. Notes 6.13% due 08/01/2025*	428,800	422,368

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	787,235
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	105,814
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	487,600
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	475,000	517,236

		1,897,885

Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	261,372
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	46,440

505

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	$225,000	$232,239

		540,051

Oil-Field Services — 0.1%
Transocean Proteus, Ltd. Senior Sec. Notes 6.25% due 12/01/2024*	340,000	336,600
Weatherford International, Ltd. Senior Sec. Notes 6.50% due 09/15/2028*	795,000	820,050

		1,156,650

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	207,036

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	93,183
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	123,874
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	16,381

		233,438

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	465,000	449,814
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	93,961

		543,775

Retail-Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	885,000	882,013

Satellite Telecom — 0.1%
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	1,520,000	935,134

Telecom Services — 0.1%
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	875,000	879,375

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	200,000	206,393
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	206,591

		412,984

Security Description	Principal Amount	Value (Note 2)
Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 1.75% due 12/02/2026	$230,000	$225,613

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	354,565

Web Portals/ISP — 0.0%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	635,101

Total Foreign Corporate Bonds & Notes (cost $50,371,471)		50,293,169

U.S. GOVERNMENT AGENCIES — 7.3%
Federal Home Loan Mtg. Corp. — 0.5%
2.00% due 12/01/2051	84,323	82,320
2.50% due 05/01/2051	104,128	104,172
2.50% due 06/01/2051	357,304	360,091
2.50% due 07/01/2051	118,371	118,424
2.50% due 08/01/2051	777,399	777,427
2.50% due 01/01/2052	1,294,228	1,297,055
3.00% due 11/01/2034	85,157	89,634
3.00% due 12/01/2046	558,184	578,655
3.00% due 04/01/2047	84,355	87,186
3.00% due 09/01/2049	132,063	137,069
3.00% due 01/01/2050	1,409,105	1,451,473
3.50% due 06/01/2033	49,439	51,874
3.50% due 09/01/2042	9,580	10,145
3.50% due 03/01/2044	46,260	49,083
3.50% due 03/01/2046	61,892	65,700
3.50% due 03/01/2048	449,357	472,776
4.00% due 09/01/2045	3,604	3,884
4.00% due 01/01/2050	571,757	603,637
4.00% due 04/01/2050	826,043	877,125
5.00% due 12/01/2041	99,293	108,546
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21% due 06/25/2025(5)	95,112	96,597
Series K068, Class A1 2.95% due 02/25/2027(5)	262,738	272,502
Federal Home Loan Mtg. Corp. REMIC Series 4977, Class IO 4.50% due 05/25/2050(4)(14)	268,367	39,090
Federal Home Loan Mtg. Corp. REMIC FRS Series 4623, Class MF 0.61% (1 ML+0.50%) due 10/15/2046(4)	30,327	30,666
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2021-DNA2, Class M1 0.85% (SOFR30A+0.80%) due 08/25/2033*(4)	250,490	250,414
Series 2021-DNA7, Class M1 0.90% (SOFR30A + 0.85%) due 11/25/2041*(4)	575,000	574,076

506

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-HQA1, Class M1 0.75% (SOFR30A+0.70%) due 08/25/2033*(4)	$88,497	$88,443
Series 2020-DNA6, Class M1 0.95% (SOFR30A+0.90%) due 12/25/2050*(4)	33,789	33,789
Series 2021-DNA6, Class M2 1.55% (SOFR30A+1.50%) due 10/25/2041*(4)	335,000	332,906
Series 2021-DNA3, Class M2 2.15% (SOFR30A+2.10%) due 10/25/2033*(4)	250,000	252,807

		9,297,566

Federal National Mtg. Assoc. — 2.5%
2.00% due 12/01/2051	1,391,798	1,358,668
2.50% due 11/01/2031	104,412	107,288
2.50% due 01/01/2032	164,079	168,898
2.50% due 02/01/2032	174,150	178,096
2.50% due 05/01/2032	404,449	416,363
2.50% due 06/01/2051	370,165	373,821
2.50% due 07/01/2051	721,594	721,931
2.50% due 08/01/2051	2,107,578	2,108,627
2.50% due 10/01/2051	2,202,194	2,203,421
2.50% due 01/01/2052	1,195,773	1,200,585
2.50% due 02/01/2052	1,245,000	1,248,778
3.00% due 01/01/2031	6,803	7,051
3.00% due 10/01/2032	586,888	613,959
3.00% due 12/01/2032	99,109	102,958
3.00% due 11/01/2033	190,423	199,675
3.00% due 02/01/2034	711,408	737,178
3.00% due 02/01/2035	85,928	90,067
3.00% due 11/01/2036	156,448	163,210
3.00% due 12/01/2036	53,263	55,696
3.00% due 10/01/2037	247,531	256,521
3.00% due 02/01/2040	803,718	839,215
3.00% due 02/01/2043	203,567	212,079
3.00% due 04/01/2043	845,518	880,997
3.00% due 05/01/2043	68,105	70,932
3.00% due 07/01/2043	14,713	15,340
3.00% due 08/01/2043	12,310	12,816
3.00% due 09/01/2043	71,499	74,363
3.00% due 01/01/2044	349,486	363,939
3.00% due 09/01/2046	528,609	548,191
3.00% due 10/01/2046	310,088	321,539
3.00% due 11/01/2046	2,269,505	2,352,639
3.00% due 12/01/2046	605,447	627,308
3.00% due 01/01/2047	596,394	616,259
3.00% due 06/01/2047	119,878	124,541
3.00% due 08/01/2047	489,926	508,326
3.00% due 11/01/2047	778,821	805,633
3.00% due 09/01/2048	398,581	413,254
3.00% due 08/01/2049	114,519	118,860
3.00% due 12/01/2049	1,180,893	1,209,535
3.00% due 07/01/2050	197,527	202,719
3.50% due 11/01/2032	123,971	130,489
3.50% due 12/01/2033	597,843	625,527
3.50% due 02/01/2035	10,992	11,591
3.50% due 06/01/2038	60,215	62,935

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
3.50% due 10/01/2041	$12,464	$13,254
3.50% due 07/01/2042	44,367	47,196
3.50% due 09/01/2042	43,900	46,711
3.50% due 10/01/2042	39,429	41,939
3.50% due 07/01/2043	11,730	12,479
3.50% due 08/01/2043	228,021	242,548
3.50% due 01/01/2044	626,869	666,900
3.50% due 07/01/2044	152,873	162,310
3.50% due 04/01/2045	129,655	137,277
3.50% due 06/01/2045	96,189	102,074
3.50% due 08/01/2045	316,380	334,288
3.50% due 11/01/2045	125,428	132,278
3.50% due 12/01/2045	239,913	254,140
3.50% due 01/01/2046	426,828	451,124
3.50% due 03/01/2046	875,333	918,130
3.50% due 04/01/2046	242,643	255,892
3.50% due 06/01/2046	712,403	753,933
3.50% due 09/01/2046	294,593	310,825
3.50% due 10/01/2046	198,368	209,379
3.50% due 02/01/2047	86,986	91,595
3.50% due 03/01/2047	132,128	139,701
3.50% due 05/01/2047	399,186	420,933
3.50% due 08/01/2047	256,806	272,197
3.50% due 12/01/2047	5,057	5,323
3.50% due 01/01/2048	256,776	270,180
3.50% due 04/01/2048	256,758	269,629
3.50% due 10/01/2049	571,454	609,128
4.00% due 12/01/2040	6,277	6,797
4.00% due 02/01/2041	320,286	347,061
4.00% due 07/01/2044	268,013	288,530
4.00% due 06/01/2045	174,612	185,613
4.00% due 07/01/2045	219,499	235,984
4.00% due 09/01/2045	225,998	244,335
4.00% due 10/01/2045	114,828	123,370
4.00% due 11/01/2045	8,771	9,451
4.00% due 12/01/2045	254,143	276,832
4.00% due 03/01/2046	52,866	57,046
4.00% due 09/01/2046	8,223	8,855
4.00% due 01/01/2047	65,817	70,370
4.00% due 02/01/2047	473,357	508,589
4.00% due 03/01/2047	387,924	414,602
4.00% due 04/01/2047	381,837	407,684
4.00% due 05/01/2047	136,695	145,800
4.00% due 08/01/2047	1,108,473	1,186,650
4.00% due 10/01/2048	137,781	147,264
4.00% due 11/01/2049	118,393	125,032
4.50% due 07/01/2040	98,525	106,072
4.50% due 01/01/2044	68,992	75,685
4.50% due 03/01/2046	526,589	576,431
4.50% due 09/01/2046	170,559	186,905
4.50% due 11/01/2046	709,147	776,546
4.50% due 05/01/2047	146,816	160,471
4.50% due 08/01/2048	40,461	43,321
4.50% due 09/01/2048	113,681	121,401
4.50% due 11/01/2048	124,976	133,316
4.50% due 12/01/2048	66,836	71,401
4.50% due 01/01/2049	308,836	329,987
4.50% due 05/01/2049	346,012	373,249
4.50% due 01/01/2050	29,845	31,902
5.00% due 10/01/2033	8,974	10,070
5.00% due 07/01/2035	654,928	734,363
5.00% due 05/01/2040	47,798	53,674
5.00% due 06/01/2040	49,226	55,132

507

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.00% due 12/01/2047	$56,571	$63,162
5.00% due 01/01/2049	434,814	483,848
5.50% due 10/01/2035	8,715	9,865
5.50% due 05/01/2036	28,134	31,812
5.50% due 08/01/2037	678,961	768,140
5.50% due 05/01/2044	656,211	740,685
5.50% due 01/01/2047	277,210	312,438
6.00% due 09/01/2037	40,807	46,968
6.00% due 07/01/2041	328,199	377,323

		42,097,213

Government National Mtg. Assoc. — 2.1%
2.00% due February 30 TBA	8,310,000	8,215,539
2.50% due 08/20/2050	436,960	440,473
2.50% due 10/20/2051	3,495,723	3,523,823
2.50% due 12/20/2051	2,033,006	2,049,349
2.50% due February 30 TBA	375,000	377,520
3.00% due 11/15/2042	119,123	124,377
3.00% due 03/20/2045	295,756	307,546
3.00% due 05/20/2046	111,942	115,706
3.00% due 06/20/2046	70,536	72,916
3.00% due 07/20/2046	64,880	67,062
3.00% due 08/20/2046	610,144	630,718
3.00% due 09/20/2046	241,749	249,907
3.00% due 10/20/2046	192,951	199,464
3.00% due 11/20/2046	215,597	222,877
3.00% due 09/20/2049	97,122	98,727
3.00% due 10/20/2049	129,094	130,953
3.00% due 01/20/2050	114,918	116,816
3.00% due 04/20/2050	326,238	329,655
3.00% due 07/20/2051	1,099,749	1,127,669
3.00% due 10/20/2051	636,006	652,423
3.00% due February 30 TBA	2,130,000	2,181,446
3.50% due February 30 TBA	3,614,000	3,742,325
Government National Mtg. Assoc. REMIC Series 2018-8, Class DA 3.00% due 11/20/2047(4)	33,501	34,166
3.50% due 08/20/2042	279,688	298,110
3.50% due 05/20/2043	367,295	391,321
3.50% due 10/20/2044	5,718	6,062
3.50% due 05/20/2045	6,766	7,173
3.50% due 12/20/2045	138,265	145,562
3.50% due 04/20/2046	206,866	217,445
3.50% due 05/20/2046	161,530	169,408
3.50% due 06/20/2046	75,512	79,154
3.50% due 07/20/2046	519,390	544,212
3.50% due 09/20/2046	587,990	615,883
3.50% due 04/20/2047	327,896	342,694
3.50% due 02/20/2048	1,378,375	1,464,270
3.50% due 04/20/2048	61,998	65,755
3.50% due 01/20/2049	68,184	71,248
3.50% due 08/20/2051	806,029	836,615
4.00% due 09/20/2045	128,238	137,837
4.00% due 05/20/2046	36,353	38,977
4.00% due 05/20/2047	508,537	538,576
4.00% due 07/20/2047	347,525	368,052
4.00% due 08/20/2047	123,322	130,477
4.00% due 11/20/2047	144,299	153,057
4.00% due 03/20/2048	190,239	206,276
4.00% due 10/20/2050	332,669	348,896
4.50% due 04/20/2041	6,431	7,068

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
4.50% due 07/20/2045	$64,867	$71,104
4.50% due 09/15/2045	44,642	49,768
4.50% due 12/20/2045	244,567	265,958
4.50% due 01/20/2046	40,998	44,938
4.50% due 07/20/2047	67,223	71,806
4.50% due 08/20/2047	544,688	584,153
4.50% due 09/20/2047	117,220	125,762
5.00% due 08/20/2042	32,646	36,878
5.00% due 07/20/2047	196,409	212,515
5.00% due 08/20/2047	33,387	36,518
5.00% due 09/20/2047	224,120	242,916
5.00% due 10/20/2047	10,284	11,164
5.00% due 11/20/2047	70,237	76,446
5.00% due 12/20/2047	240,598	261,459
5.00% due 01/20/2048	304,922	332,867
5.00% due 02/20/2048	44,577	48,476
5.00% due 05/20/2048	77,623	83,302
5.00% due 06/20/2048	80,234	85,865
5.00% due 08/20/2048	26,627	28,566
5.00% due 06/20/2049	110,341	117,929
5.50% due 03/20/2048	45,245	49,706
5.50% due 04/20/2048	31,670	34,561
5.50% due 05/20/2048	15,848	17,238
5.50% due 09/20/2048	363	397
5.50% due 10/20/2048	9,575	10,349
5.50% due 11/20/2048	43,019	46,570
5.50% due 12/20/2048	228,904	247,613
5.50% due 01/20/2049	39,714	42,846
5.50% due 03/20/2049	69,144	75,030

		35,508,285

Uniform Mtg. Backed Securities — 2.2%
2.00% due February 30 TBA	22,425,000	21,816,042
2.50% due March 30 TBA	9,290,000	9,255,462
3.00% due February 30 TBA	1,730,000	1,768,203
4.00% due February 30 TBA	1,785,000	1,886,173
4.50% due February 30 TBA	2,580,000	2,752,549

		37,478,429

Total U.S. Government Agencies (cost $124,125,462)		124,381,493

U.S. GOVERNMENT TREASURIES — 8.0%
United States Treasury Bonds — 2.6%
0.13% due 02/15/2051TIPS(8)	15,797	17,002
1.13% due 05/15/2040	1,700,000	1,436,633
1.38% due 08/15/2050	1,280,000	1,076,700
1.75% due 08/15/2041	1,405,000	1,310,602
1.88% due 02/15/2041	2,990,000	2,854,632
1.88% due 02/15/2051	3,555,000	3,374,750
2.00% due 02/15/2050	4,875,000	4,761,885
2.00% due 08/15/2051	3,090,000	3,021,923
2.38% due 05/15/2051	350,000	371,328
2.50% due 02/15/2046	1,545,000	1,639,752
2.88% due 11/15/2046	1,875,000	2,131,714
3.00% due 11/15/2045	1,025,000	1,183,835
3.00% due 05/15/2047	3,535,000	4,122,418
3.00% due 02/15/2048	3,400,000	3,990,352
3.00% due 08/15/2048	855,000	1,006,262
3.13% due 11/15/2041	3,905,000	4,522,783
3.13% due 02/15/2043	1,655,000	1,922,063
4.50% due 05/15/2038	4,210,000	5,699,123
4.75% due 02/15/2037	50,000	68,771

		44,512,528

508

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 5.4%
0.13% due 01/15/2023 TIPS (8)	$376,846	$387,187
0.13% due 01/31/2023	7,195,000	7,146,659
0.13% due 03/31/2023	13,750,000	13,629,687
0.13% due 07/15/2024 TIPS (8)	1,168,049	1,232,360
0.13% due 10/15/2024 TIPS (8)	751,828	793,277
0.13% due 04/15/2025 TIPS (8)	356,120	375,929
0.13% due 10/15/2025 TIPS (8)	270,868	287,336
0.13% due 04/15/2026 TIPS (8)	630,198	668,149
0.13% due 07/15/2026 TIPS (8)	1,710,086	1,822,978
0.13% due 10/15/2026 TIPS (8)	1,248,629	1,331,627
0.13% due 07/15/2031 TIPS(8)	12,131	13,193
0.13% due 01/15/2032 TIPS (8)	247,632	268,207
0.25% due 01/15/2025 TIPS (8)	2,920,369	3,091,218
0.25% due 05/31/2025	7,205,000	6,927,213
0.25% due 07/15/2029 TIPS (8)	13,905	15,173
0.38% due 03/31/2022	1,805,000	1,805,623
0.38% due 07/15/2023 TIPS (8)	2,393,236	2,498,969
0.38% due 07/15/2025 TIPS (8)	320,392	342,949
0.38% due 11/30/2025	4,525,000	4,331,804
0.38% due 01/31/2026	4,945,000	4,720,350
0.38% due 01/15/2027 TIPS (8)	866,296	934,574
0.50% due 04/15/2024 TIPS (8)	99,169	104,614
0.50% due 03/31/2025	1,410,000	1,370,509
0.50% due 01/15/2028 TIPS (8)	1,239	1,354
0.63% due 04/15/2023 TIPS (8)	2,110,747	2,192,085
0.63% due 01/15/2024 TIPS (8)	662,213	697,772
0.63% due 01/15/2026 TIPS (8)	625,720	675,541
0.63% due 05/15/2030	2,270,000	2,072,794
0.63% due 08/15/2030	1,230,000	1,119,925
0.75% due 08/31/2026	925,000	890,493
0.75% due 01/31/2028	1,635,000	1,545,458
0.88% due 06/30/2026	25,540,000	24,767,814
1.25% due 08/15/2031	4,130,000	3,940,278
1.63% due 05/15/2031	1,055,000	1,042,142

		93,045,241

Total U.S. Government Treasuries (cost $139,031,161)		137,557,769

MUNICIPAL BONDS & NOTES — 0.8%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	1,023,733
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	423,899
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	694,263
City of Houston TX Airport System Revenue Revenue Bonds Series C 2.39% due 07/01/2031	220,000	216,213
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	377,741
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	810,000	820,426

Security Description	Principal Amount	Value (Note 2)
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	$390,000	$392,931
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	115,000	117,052
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds Series C 3.47% due 07/01/2041	480,000	500,550
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	505,601
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	455,000	476,944
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,068,000	1,577,761
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	211,130
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	435,932
Public Finance Authority Revenue Bonds 3.41% due 07/01/2051	930,000	910,085
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	300,614
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	80,000	81,351
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	988,921
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	448,228
State of Wisconsin Revenue Bonds Series A 3.95% due 05/01/2036	850,000	928,097
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	1,100,000	1,152,006

509

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	$770,000	$805,684

Total Municipal Bonds & Notes (cost $12,302,824)		13,389,162

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional Authority — 0.0%
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	594,628
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	155,533

		750,161

Sovereign — 0.2%
Republic of Panama Senior Notes 3.30% due 01/19/2033	1,000,000	997,500
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	116,637
State of Qatar Senior Notes 3.75% due 04/16/2030*	200,000	219,139
United Mexican States Senior Notes 2.66% due 05/24/2031	1,039,000	977,086
United Mexican States Senior Notes 3.50% due 02/12/2034	775,000	747,488

		3,057,850

Total Foreign Government Obligations (cost $3,803,064)		3,808,011

LOANS(9)(10)(13) — 0.3%
Airlines — 0.1%
Aadvantage Loyalty LP, Ltd. FRS BTL 5.50% (3 ML+4.75%) due 04/20/2028	780,000	808,693

Beverages-Non-alcoholic — 0.0%
Naked Juice LLC FRS 2nd Lien Coupon TBD due 01/24/2030	420,000	421,575

Building & Construction-Misc. — 0.0%
Tutor Perini Corp. FRS BTL 5.75% (3 ML+ 4.75%) due 08/18/2027	760,375	759,900

Commercial Services — 0.1%
KNS Midco Corp. FRS 7.00% (3 ML+ 6.25%) due 04/21/2027	804,938	790,096

Security Description	Principal Amount/ Shares	Value (Note 2)
Cosmetics & Toiletries — 0.0%
Journey Personal Care Corp. FRS BTL-B 5.00% (3 ML+4.25%) due 03/01/2028	$781,075	$778,146

Leisure Products — 0.0%
Enterprise Development Authority FRS BTL-B 5.00% (1 ML+4.25%) due 02/28/2028	587,125	587,370

Medical-Drugs — 0.0%
Bausch Health Cos., Inc. FRS BTL-B1 Coupon TBD due 01/27/2027	795,000	788,375

Retail-Office Supplies — 0.1%
Staples, Inc. FRS BTL-B1 5.13% (3 ML +5.00%) due 04/16/2026	831,542	797,052

Total Loans (cost $5,744,336)		5,731,207

OPTIONS - PURCHASED †(12) — 0.7%
Exchanged-Traded Put Options Purchased	2,271	11,672,940
Exchanged -Traded Purchased Put Options on Futures	6	1,641

Total Options — Purchased (cost $13,161,543)		11,674,581

Total Long-Term Investment Securities (cost $1,338,431,716)		1,539,483,464

SHORT-TERM INVESTMENT SECURITIES — 13.0%
Registered Investment Companies — 13.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(11) (cost $223,229,364)	223,229,364	223,229,364

TOTAL INVESTMENTS (cost $1,561,661,080) (15)	102.9%	1,762,712,828
Liabilities in excess of other assets	(2.9)	(49,434,412)

NET ASSETS	100.0%	$1,713,278,416

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At January 31, 2022, the aggregate value of these securities was $130,468,708 representing 7.6% of net assets.
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a

510

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of January 31, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd. Class C	10/12/2021	84,481	$321,992	$309,361	$3.66	0.02%
Canva, Inc	12/17/2021	120	204,536	204,499	1,704.16	0.01
JD.com, Inc., Class A Lock-Up Shares	01/20/2022	1,447	52,787	53,959	37.29	0.00
Gusto, Inc.	10/4/2021	2,300	66,213	66,130	28.75	0.00
Rhyolite Resources, Ltd.	12/20/2021	34,192	23,258	17,376	0.51	0.00
Rivian Automotive, Inc., Lock-Up Shares	7/23/2021	23,294	1,135,455	1,454,780	62.45	0.08
Venture Global LNG, Inc. Series C	10/16/2017	3	11,313	17,850	5,950.00	0.00
Convertible Preferred Securities
Canva, Inc . Series A	12/17/2021	8	13,637	13,633	1,704.13	0.00
Databricks, Inc. Series G	2/1/2021	402	71,302	88,622	220.45	0.01
Databricks, Inc. Series H	8/31/2021	871	192,014	192,014	220.45	0.01
Farmer’s Business Network, Inc. Series C	11/3/2017	563	10,395	34,995	62.16	0.00
Gusto, Inc. Series E	7/13/2021	3,216	97,751	97,751	30.40	0.01
Kobold Metals Series B-1	1/10/2022	3,900	106,903	106,903	27.41	0.01
Lilac Solutions Series B	9/8/2021	4,155	54,547	54,547	13.13	0.00

				$2,712,420		0.15%

(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Loan Obligation
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Principal amount of security is adjusted for inflation.
(9)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(10)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(11)	The rate shown is the 7-day yield as of January 31, 2022.
(12)	Options-Purchased:

Exchanged-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 1/31/2022	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2022	$3,575	2,271	$1,025,481,405	$13,160,127	$11,672,940	$(1,487,187)

Exchanged-Traded Purchased Put Options on Futures

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 1/31/2022	Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	March 2022	$127	6	$767,813	$1,416	$1,641	$225

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(13) All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

(14) Interest only

(15) See Note 3 for cost of investments on a tax basis.

511

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

ADR — American Depositary Receipt

BTL — Bank Term Loan

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation

CVR — Contingent Value Rights

FRS — Floating Rate Security

GDR — Global Depositary Receipt

IO — Interest only

NASDAQ — National Association of Securities Dealers Automated Quotations

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are note known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

VRS — Variable Rate Security

XAMS —Euronext Amsterdam Stock Exchange

The rates shown on FRS and VRS are the current interest rates at at January 31, 2022 and unless noted otherwise, the dates shown are the original maturity

Index Legend

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

SOFR30A – U.S. 30 day Average Secured Overnight Financing Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

5	Long	U.S. Treasury Ultra 10 Year Bonds	March 2022	$713,387	$714,140	$753

						Unrealized (Depreciation)

243	Long	Mini MSCI EAFE Index	March 2022	$27,698,298	$27,158,895	$(539,403)

731	Long	S&P 500 E-Mini Index	March 2022	171,113,645	164,630,337	(6,483,308)

50	Long	U.S. Long Bonds	March 2022	8,060,391	7,781,250	(279,141)

133	Long	U.S. Treasury 2 Year Notes	March 2022	29,011,413	28,815,281	(196,132)

294	Long	U.S. Treasury 5 Year Notes	March 2022	35,489,478	35,045,719	(443,759)

103	Long	U.S. Treasury 10 Year Notes	March 2022	13,377,460	13,180,781	(196,679)

56	Long	U.S. Treasury Ultra Bonds	March 2022	11,035,861	10,580,500	(455,361)

						$(8,593,783)

		Net Unrealized Appreciation (Depreciation) . . ..				$(8,593,030)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

512

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	34,000	USD	45,805	02/25/2022	$85	$—
	NZD	28,000	USD	18,326	04/22/2022	—	(70)
	USD	46,276	AUD	64,000	02/25/2022	—	(1,022)

						85	(1,092)

Canadian Imperial Bank of Commerce	USD	45,619	CAD	57,000	04/22/2022	—	(786)

Citibank N.A.	AUD	64,000	USD	45,502	02/25/2022	248	—
	GBP	18,000	USD	24,090	02/25/2022	—	(115)
	USD	46,394	GBP	34,000	02/25/2022	—	(674)

						248	(789)

Goldman Sachs International	CAD	92,000	USD	72,483	04/22/2022	121	—
	EUR	80,000	USD	89,717	02/25/2022	—	(200)
	GBP	18,000	USD	23,970	02/25/2022	—	(235)
	USD	91,918	EUR	81,000	02/25/2022	—	(876)
	USD	47,751	GBP	36,000	02/25/2022	658	—

						779	(1,311)

HSBC Bank USA N.A.	GBP	20,000	USD	26,811	02/25/2022	—	(83)
	NZD	66,000	USD	44,010	04/22/2022	647	—
	USD	44,804	NZD	66,000	04/22/2022	—	(1,441)

						647	(1,524)

Morgan Stanley & Co. International PLC	EUR	21,000	USD	24,133	02/25/2022	529	—
	USD	136,573	EUR	120,584	02/25/2022	—	(1,040)

						529	(1,040)

UBS AG	EUR	161,584	USD	182,893	02/25/2022	1,278	—
	USD	23,929	EUR	21,000	02/25/2022	—	(326)

						1,278	(326)

Net Unrealized Appreciation/(Depreciation)						$3,566	$(6,868)

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro Currency
GBP	— British Pound
NZD	— New Zealand Dollar
USD	— United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)
					Value(4)
Reference Obligations	Fixed Deal Receive Rate/ Payment Frequency	Termination Date	Implied Credit Spread at January 31, 2022(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	12/20/2026	0.5983%	$9,800	$225,299	$(42,030)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

513

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Auto-Cars/Light Trucks	$9,596,738	$8,314,165	#	$—	$17,910,903
Computer Graphics	—	—		204,499	204,499
Diversified Financial Services	—	—		309,361	309,361
Enterprise Software/Service	7,660,313	2,495,027	**	66,130	10,221,470
Mining	—	17,376		—	17,376
Oil Companies-Exploration & Production	4,230,201	160,367	**	17,850	4,408,418
Other Industries	681,917,946	272,540,205	**	—	954,458,151
Convertible Preferred Securities:
Applications Software	—	—		106,903	106,903
Computer Graphics	—	—		13,633	13,633
Decision Support Software	—	—		280,636	280,636
E-Commerce/Services	—	—		34,995	34,995
Energy-Alternate Sources	—	—		54,547	54,547
Enterprise Software/Service	—	—		97,751	97,751
Other Industries	717,053	—		—	717,053
Preferred Securities:
Finance-Investment Banker/Broker	—	393,010		—	393,010
Pipelines	415,313	—		—	415,313
Asset Backed Securities	—	33,241,294		—	33,241,294
U.S. Corporate Bonds & Notes	—	169,762,759		—	169,762,759
Foreign Corporate Bonds & Notes	—	50,293,169		—	50,293,169
U.S. Government Agencies	—	124,381,493		—	124,381,493
U.S. Government Treasuries	—	137,557,769		—	137,557,769
Municipal Bonds & Notes	—	13,389,162		—	13,389,162
Foreign Government Obligations	—	3,808,011		—	3,808,011
Loans	—	5,731,207		—	5,731,207
Options - Purchased	11,674,581	—		—	11,674,581
Short-Term Investment Securities	223,229,364	—		—	223,229,364

Total Investments at Value	$939,441,509	$822,085,014		$1,186,305	$1,762,712,828

Other Financial Instruments:†
Futures Contracts	$753	$—		$—	$753
Forward Foreign Currency Contracts . .	—	3,566		—	3,566

Total Other Financial Instruments . .	$753	$3,566		$—	$4,319

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,593,783	$—		$—	$8,593,783
Forward Foreign Currency Contracts . .	—	6,868		—	6,868
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	42,030		—	42,030

Total Other Financial Instruments . .	$8,593,783	$48,898		$—	$8,642,681

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the Reporting period.
#	Amount includes $6,859,385 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Financial Statements

514

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	49.7%
Domestic Fixed Income Investment Companies	23.8
United States Treasury Notes	13.8
International Equity Investment Companies	9.2
Registered Investment Companies	3.4
Options Purchased	1.0
International Fixed Income Investment Companies	0.3

101.2%

*	Calculated as a percentage of net assets

515

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 83.0%
Domestic Equity Investment Companies — 49.7%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,306,157	$212,924,874
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,851,236	188,656,147
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	21,019,883	359,439,999
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,883,984	83,613,809
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,750,864	129,954,135
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	5,773,848	77,080,869
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	11,674,462	289,876,897
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	5,544,979	373,398,904
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	904,608	17,504,170
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	2,767,046	45,158,192
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	12,712,739	303,834,466
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,418,174	93,709,463
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,689,598	76,411,577
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	10,933,497	106,164,257
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,587,694	121,364,704
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	9,766,340	397,294,727
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	5,155,356	115,840,860
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	6,364,320	174,382,372
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	33,525,218	1,187,463,235
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,313,613	141,664,687
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	19,438,772	334,346,886
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	11,822,746	340,495,097

Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,591,634	$66,486,867
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,336,065	72,570,478
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,137,252	148,674,367

Total Domestic Equity Investment Companies (cost $4,243,221,232)		5,458,312,039

Domestic Fixed Income Investment Companies — 23.8%
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	51,285,798	581,580,945
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	17,006,235	173,803,721
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	5,536,126	57,520,351
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	20,445,685	269,474,129
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	12,405,243	131,123,424
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	11,388,709	117,987,026
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	69,568,243	634,462,372
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	9,692,493	52,921,012
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	40,074,165	601,913,953

Total Domestic Fixed Income Investment Companies (cost $2,669,843,717)		2,620,786,933

International Equity Investment Companies — 9.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	18,897,683	181,795,706
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	2,236,412	36,923,160
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	10,591,973	195,739,657
SunAmerica Series Trust SA International Index Portfolio, Class 1	7,586,077	98,087,974
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,891,364	27,930,577
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	7,564,072	173,898,026
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	15,180,239	168,804,260

516

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	6,518,572	$95,627,446
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	3,190,383	36,817,000

Total International Equity Investment Companies (cost $867,305,637)		1,015,623,806

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $33,051,471)	2,995,009	32,975,045

Total Affiliated Registered Investment Companies (cost $7,813,422,057)		9,127,697,823

U.S. GOVERNMENT TREASURIES — 13.8%
United States Treasury Notes — 13.8%
0.63% due 05/15/2030	$106,190,800	96,965,474
0.63% due 08/15/2030	52,629,400	47,919,480
0.88% due 11/15/2030	238,200,800	221,098,726
1.13% due 02/15/2031	190,306,100	180,188,655
1.25% due 08/15/2031	255,210,900	243,487,149
1.38% due 11/15/2031	29,489,900	28,420,891
1.50% due 02/15/2030	104,080,600	102,177,877
1.63% due 08/15/2029	95,781,200	95,055,359
1.63% due 05/15/2031	257,919,300	254,775,908
1.75% due 11/15/2029	137,778,300	137,982,815
2.38% due 05/15/2029(1)	106,125,300	110,693,663

Total U.S. Government Treasuries (cost $1,575,776,157)		1,518,765,997

Security Description	Shares/ Principal Amount	Value (Note 2)
OPTIONS - PURCHASED† — 1.0%
Over the Counter Put Options - Purchased(4) (cost $109,286,610)	1,230,000	$108,491,882

Total Long-Term Investment Securities (cost $9,498,484,824)		10,754,955,702

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
AllianceBernstein Government STIF Portfolio, Class AB 0.08%(2) (cost $369,483,970)	$369,483,970	369,483,970

TOTAL INVESTMENTS (cost $9,867,968,794)(3)	101.2%	11,124,439,672
Liabilities in excess of other assets	(1.2)	(134,304,301)

NET ASSETS	100.0%	$10,990,135,371

@	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
†	Non-income producing security

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of January 31, 2022.
(3)	See Note 3 for cost of investments on a tax basis.

(4)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
S&P 500 Index	CitiBank N.A.	August 2022	$3,300	50,000	$225,777,500	$3,466,015	$2,636,802	$(829,213)
S&P 500 Index	CitiBank N.A.	June 2022	3,825	190,000	857,954,500	16,788,362	14,506,832	(2,281,530)
S&P 500 Index	CitiBank N.A.	July 2022	3,825	200,000	903,110,000	16,489,144	18,251,262	1,762,118
S&P 500 Index	Goldman Sachs International	August 2022	3,825	220,000	993,421,000	23,450,130	31,153,113	7,702,983
S&P 500 Index	JP Morgan Chase Bank NA	July 2022	4,000	130,000	587,021,500	11,674,000	11,863,320	189,320
S&P 500 Index	UBS AG	August 2022	3,300	10,000	45,155,500	555,500	555,500	—
S&P 500 Index	UBS AG	August 2022	3,300	140,000	632,177,000	12,106,304	7,383,047	(4,723,257)
S&P 500 Index	UBS AG	June 2022	3,825	290,000	1,309,509,500	24,757,155	22,142,006	(2,615,149)

						$109,286,610	$108,491,882	$(794,728)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

517

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

2,400	Long	S&P 500 E-Mini Index	March 2022	$542,865,662	$540,510,000	$(2,355,662)

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$9,127,697,823	$—	$—	$9,127,697,823
U.S. Government Treasuries	—	1,518,765,997	—	1,518,765,997
Options-Purchased	—	108,491,882	—	108,491,882
Short-Term Investment Securities	369,483,970	—	—	369,483,970

Total Investments at Value	$9,497,181,793	$1,627,257,879	$—	$11,124,439,672

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,355,662	$—	$—	$2,355,662

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

518

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	57.9%
Domestic Fixed Income Investment Companies	15.1
United States Treasury Notes	13.5
International Equity Investment Companies	10.1
Registered Investment Companies	3.4
Options Purchased	1.0
International Fixed Income Investment Companies	0.4

101.4%

*	Calculated as a percentage of net assets

519

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 83.5%
Domestic Equity Investment Companies — 57.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,378,683	$100,184,257
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,868,982	188,916,653
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	19,485,165	333,196,326
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,567,939	78,203,122
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,864,355	55,138,840
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	8,471,499	113,094,513
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	988,226	24,537,648
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,279,376	220,833,151
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	6,317,014	122,234,213
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	1,877,078	30,633,913
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	10,467,183	250,165,668
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,706,024	36,184,764
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	10,924,943	158,193,182
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,192,752	66,121,884
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,302,667	22,358,894
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	11,403,140	308,911,075
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,096,563	175,857,355
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,455,102	303,273,548
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,972,896	66,800,970
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	3,718,328	101,882,176
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	17,653,306	625,280,090
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,512,897	145,524,810
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	10,656,616	183,293,793

Security Description	Shares	Value (Note 2)
Domestic Equity Investment Companies (continued)
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,931,999	$314,841,582
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,666,014	53,083,881
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,136,818	42,660,729

Total Domestic Equity Investment Companies (cost $3,443,890,414)		4,121,407,037

Domestic Fixed Income Investment Companies — 15.1%
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	17,961,460	203,682,960
Seasons Series Trust SA Wellington Real Return Portfolio, Class 1	7,498,321	76,632,842
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,986,983	31,034,751
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	8,105,815	106,834,647
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	7,344,280	77,629,037
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,924,321	61,375,969
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	29,401,730	268,143,780
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	4,024,776	21,975,278
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	14,974,448	224,916,211

Total Domestic Fixed Income Investment Companies (cost $1,095,337,240)		1,072,225,475

International Equity Investment Companies — 10.1%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	10,989,484	105,718,836
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,704,926	28,148,330
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	4,834,696	89,345,188
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,566,410	84,903,682
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,509,561	14,582,363
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,467,543	102,708,815
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,870,053	43,034,984
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	9,304,242	136,493,229

520

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# (continued)
International Equity Investment Companies (continued)
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	9,859,943	$113,783,739

Total International Equity Investment Companies (cost $642,640,811)		718,719,166

International Fixed Income Investment Companies — 0.4%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $33,210,482)	2,892,587	31,847,383

Total Affiliated Registered Investment Companies (cost $5,215,078,947)		5,944,199,061

U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Internet Security — 0.0%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035 (cost $1,557,622)	$1,641,000	1,610,254

U.S. GOVERNMENT TREASURIES — 13.5%
United States Treasury Notes — 13.5%
0.63% due 05/15/2030	65,323,500	59,648,521
0.63% due 08/15/2030	33,319,400	30,337,574
0.88% due 11/15/2030	153,403,200	142,389,329
1.13% due 02/15/2031	122,912,200	116,377,688
1.25% due 08/15/2031	155,187,400	148,058,479
1.38% due 11/15/2031	18,646,400	17,970,468
1.50% due 02/15/2030	65,885,000	64,680,540
1.63% due 08/15/2029(1)	62,721,800	62,246,487
1.63% due 05/15/2031	166,381,400	164,353,627
1.75% due 11/15/2029	86,816,700	86,945,569
2.38% due 05/15/2029	64,469,100	67,244,293

Total U.S. Government Treasuries (cost $991,687,823)		960,252,575

OPTIONS - PURCHASED† — 1.0%
Over the Counter Put Options — Purchased(4) (cost $71,432,990)	800,000	72,303,281

Total Long-Term Investment Securities (cost $6,279,757,382)		6,978,365,171

Security Description	Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
AllianceBernstein Government STIF Portfolio, Class AB 0.08%(2) (cost $239,829,070)	$239,829,070	$239,829,070

TOTAL INVESTMENTS (cost $6,519,586,452)(3)	101.4%	7,218,194,241
Liabilities in excess of other assets	(1.4)	(101,541,004)

NET ASSETS	100.0%	$7,116,653,237

†	Non-income producing security
@	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of January 31, 2022.
(3)	See Note 3 for cost of investments on a tax basis.

521

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

(4)	Purchased Options:

Over the Counter Put Options — Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2022	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	UBS AG	June 2022	$3,825	230,000	$1,038,576,500	$19,376,635	$17,560,902	$(1,815,733)
S&P 500 Index	CitiBank N.A.	June 2022	3,825	100,000	451,555,000	8,835,980	7,635,175	(1,200,805)
S&P 500 Index	CitiBank N.A.	July 2022	3,825	110,000	496,710,500	9,091,099	10,038,194	947,095
S&P 500 Index	Goldman Sachs International	August 2022	4,000	175,000	790,221,250	18,653,513	24,780,885	6,127,372
S&P 500 Index	JPMorgan Chase Bank, N.A.	July 2022	3,825	65,000	293,510,750	5,837,000	5,931,660	94,660
S&P 500 Index	UBS AG	August 2022	3,300	95,000	428,977,250	7,905,756	5,038,064	(2,867,692)
S&P 500 Index	CitiBank N.A.	August 2022	3,300	25,000	112,888,750	1,733,007	1,318,401	(414,606)

						$71,432,990	$72,303,281	$870,291

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

1,300	Short	S&P 500 E-Mini Index	March 2022	$290,846,361	$292,776,250	$(1,929,889)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,944,199,061	$—	$—	$5,944,199,061
U.S. Convertible Bonds & Notes	—	1,610,254	—	1,610,254
U.S. Government Treasuries	—	960,252,575	—	960,252,575
Options-Purchased	—	72,303,281	—	72,303,281
Short-Term Investment Securities	239,829,070	—	—	239,829,070

Total Investments at Value	$6,184,028,131	$1,034,166,110	$—	$7,218,194,241

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,929,889	$—	$—	$1,929,889

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

522

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO PROFILE — January 31, 2022 — (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	48.7%
Domestic Fixed Income Investment Companies	21.9
Registered Investment Companies	17.8
International Equity Investment Companies	9.6
U.S. Government Treasuries	1.1
Options Purchased	0.7

99.8%

*	Calculated as a percentage of net assets

523

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022

Security Description	Shares	Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES*# — 80.2%
Domestic Equity Investment Companies — 48.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,679,543	$201,169,418
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,369,519	34,310,635
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,464,909	19,922,762

Total Domestic Equity Investment Companies (cost $186,326,239)		255,402,815

Domestic Fixed Income Investment Companies — 21.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,037,029	53,241,396
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,932,465	61,460,338

Total Domestic Fixed Income Investment Companies (cost $118,453,686)		114,701,734

International Equity Investment Companies — 9.6%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $42,535,042)	3,878,212	50,145,284

Total Affiliated Registered Investment Companies (cost $347,314,967)		420,249,833

OPTIONS - PURCHASED† — 0.7%
Options Purchased — 0.7%
Exchanged-Traded Put Option - Purchased(4) (cost $4,253,427)	734	3,772,760

Total Long-Term Investment Securities (cost $351,568,394)		424,022,593

Security Description	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 18.9%
Registered Investment Companies — 17.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(1)	93,138,743	$93,138,743
T. Rowe Price Treasury Reserve Fund 0.08%(1)	1,050	1,050

		93,139,793

U.S. Government Treasuries — 1.1%
United States Treasury Bills 0.17% due 06/23/2022(3)	$5,630,000	5,622,616

Total Short-Term Investment Securities (cost $98,766,095)		98,762,409

TOTAL INVESTMENTS (cost $450,334,489)(2)	99.8%	522,785,002
Other assets less liabilities	0.2	1,274,044

NET ASSETS	100.0%	$524,059,046

†	Non-income producing security
*	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 8
(1)	The rate shown is the 7-day yield as of January 31, 2022.
(2)	See Note 3 for cost of investments on a tax basis.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	Options — Purchased:

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at January 31, 2022	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2022	$3,575	734	$331,441,370	$4,253,427	$3,772,760	$(480,667)

*	Notional amount is calculated by multiplying number of contracts by the multiplier by the market value of the underlying security or index.

524

SunAmerica Series Trust SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2022 — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

34	Long	E-Mini Russell 2000 Index	March 2022	$3,785,727	$3,441,480	$(344,247)

81	Long	MSCI EAFE Index	March 2022	9,229,452	9,052,965	(176,487)

24	Long	S&P 400 E-Mini Index	March 2022	6,681,975	6,311,280	(370,695)

310	Long	S&P 500 E-Mini Index	March 2022	72,547,470	69,815,875	(2,731,595)

81	Long	U.S. Treasury 2 Year Notes	March 2022	17,681,958	17,549,156	(132,802)

97	Long	U.S. Treasury 5 Year Notes	March 2022	11,730,036	11,562,703	(167,333)

84	Long	U.S. Treasury 10 Year Notes	March 2022	10,940,180	10,749,375	(190,805)

30	Long	U.S. Treasury Long Bonds	March 2022	4,824,105	4,668,750	(155,355)

21	Long	U.S. Ultra Bonds	March 2022	4,116,605	3,967,687	(148,918)

		Net Unrealized Appreciation (Depreciation)				$(4,418,237)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of January 31, 2022 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$420,249,833	$—	$—	$420,249,833
Options-Purchased	3,772,760	—	—	3,772,760
Short-Term Investment Securities:
Registered Investment Companies	93,139,793	—	—	93,139,793
U.S. Government Treasuries	—	5,622,616	—	5,622,616

Total Investments at Value	$517,162,386	$5,622,616	$—	$522,785,002

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,418,237	$—	$—	$4,418,237

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

525

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2022

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
ASSETS:
Investments at value (unaffiliated)*	$1,914,060,235	$608,489,761	$42,084,527	$799,056,346	$374,766,720
Investments at value (affiliated)*	—	—	18,402,820	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	42,489,982	3,839,326	—	5,164	5,021
Foreign cash*	—	—	—	5,056,931	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	10,809,481	—
Receivable for:
Fund shares sold	88,829	43,323	168,579	13,961	3,348
Dividends and interest	184,106	136,481	2	2,382,038	320,783
Investments sold	11,579,195	1,213,682	—	19,182,735	—
Investments sold on an extended settlement basis	—	—	—	47,095	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	8,161	6,274	973	6,845	8,090
Due from investment adviser for expense reimbursements/fee waivers	—	53,698	67,573	103,294	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	3,170,209	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	482,879	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,968,410,508	613,782,545	60,724,474	840,316,978	375,103,962

LIABILITIES:
Payable for:
Fund shares redeemed	1,602,181	516,694	1,059	280,002	1,276,271
Investments purchased	5,999,333	2,339,197	91,367	5,713,174	4,760,384
Investments purchased on an extended settlement basis	—	—	—	76,115	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	1,033,933	490,330	33,432	612,485	142,538
Service fees — Class 2	12,118	1,405	—	—	1,648
Service fees — Class 3	131,054	97,633	12,834	179,586	47,882
Transfer agent fees	664	344	172	123	639
Trustees’ fees and expenses	17,917	5,407	817	7,435	3,519
Other accrued expenses	235,877	107,450	80,290	429,949	97,015
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	149,850	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	415,347	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	9,033,077	3,558,460	219,971	7,864,066	6,329,896

Net Assets	$1,959,377,431	$610,224,085	$60,504,503	$832,452,912	$368,774,066

* Cost
Investments (unaffiliated)	$1,177,359,713	$496,764,280	$42,683,926	$804,579,898	$376,797,550

Investments (affiliated)	$—	$—	$19,041,149	$—	$—

Foreign cash	$—	$—	$—	$5,058,001	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

526

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$955,635,480	$364,311,086	$61,011,523	$874,933,207	$377,021,975
Total accumulated earnings (loss)	1,003,741,951	245,912,999	(507,020)	(42,480,295)	(8,247,909)

Net Assets	$1,959,377,431	$610,224,085	$60,504,503	$832,452,912	$368,774,066

Class 1 (unlimited shares authorized):
Net assets	$1,263,727,529	$152,223,557	$115,227	$824,813	$128,626,686
Shares of beneficial interest issued and outstanding	18,766,146	7,865,469	7,068	80,807	12,374,766
Net asset value, offering and redemption price per share	$67.34	$19.35	$16.30	$10.21	$10.39

Class 2 (unlimited shares authorized):
Net assets	$92,511,497	$10,768,053	$—	$—	$12,729,073
Shares of beneficial interest issued and outstanding	1,395,136	556,947	—	—	1,241,296
Net asset value, offering and redemption price per share	$66.31	$19.33	$—	$—	$10.25

Class 3 (unlimited shares authorized):
Net assets	$603,138,405	$447,232,475	$60,389,276	$831,628,099	$227,418,307
Shares of beneficial interest issued and outstanding	9,282,615	23,386,230	3,708,460	81,590,555	22,412,178
Net asset value, offering and redemption price per share	$64.98	$19.12	$16.28	$10.19	$10.15

See Notes to Financial Statements

527

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
ASSETS:
Investments at value (unaffiliated)*	$101,298,958	$1,532,484,092	$330,114,198	$302,116,430	$551,944,965
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	4,960,000
Cash	2,377,750	28,027,110	876,556	663,363	24
Foreign cash*	6,189,392	—	8,820	—	—
Cash collateral for futures contracts	200,000	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	37	154,006	—	—	—
Receivable for:
Fund shares sold	139,975	388,888	37,879	17,549	272,953
Dividends and interest	231,980	16,708,641	336,286	9,666	3,803,994
Investments sold	—	1,865,953	1,655,743	884,730	—
Investments sold on an extended settlement basis	—	—	8,088	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	924	9,039	67,790	11,055	1,646
Due from investment adviser for expense reimbursements/fee waivers	75,362	—	—	—	13,309
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	289,920	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	110,804,298	1,579,637,729	333,105,360	303,702,793	560,996,891

LIABILITIES:
Payable for:
Fund shares redeemed	52,501	469,551	201,423	255,028	186,833
Investments purchased	—	833,881	2,210,350	835,671	—
Investments purchased on an extended settlement basis	135,607	3,500,000	158,263	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	42,361	699,514	223,863	201,745	143,801
Service fees — Class 2	—	1,897	—	559	—
Service fees — Class 3	2,971	227,780	2,196	38,975	16,864
Transfer agent fees	344	443	271	394	418
Trustees’ fees and expenses	762	13,435	3,496	2,942	4,964
Other accrued expenses	81,084	210,719	218,632	80,896	160,766
Accrued foreign tax on capital gains	373,762	—	—	—	—
Variation margin on futures contracts	—	5,500	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	689,392	5,962,720	3,018,494	1,416,210	513,646

Net Assets	$110,114,906	$1,573,675,009	$330,086,866	$302,286,583	$560,483,245

* Cost
Investments (unaffiliated)	$89,439,791	$1,496,494,741	$283,603,102	$224,516,456	$542,467,736

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$6,343,799	$—	$8,775	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

528

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Emerging Markets Equity Index	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$99,288,637	$1,488,484,174	$258,240,306	$201,403,719	$540,154,164
Total accumulated earnings (loss)	10,826,269	85,190,835	71,846,560	100,882,864	20,329,081

Net Assets	$110,114,906	$1,573,675,009	$330,086,866	$302,286,583	$560,483,245

Class 1 (unlimited shares authorized):
Net assets	$96,121,051	$500,170,488	$320,076,548	$119,156,551	$481,451,108
Shares of beneficial interest issued and outstanding	5,821,266	37,952,115	17,321,867	7,299,827	45,558,541
Net asset value, offering and redemption price per share	$16.51	$13.18	$18.48	$16.32	$10.57

Class 2 (unlimited shares authorized):
Net assets	$—	$14,538,470	$—	$4,282,985	$—
Shares of beneficial interest issued and outstanding	—	1,103,147	—	263,153	—
Net asset value, offering and redemption price per share	$—	$13.18	$—	$16.28	$—

Class 3 (unlimited shares authorized):
Net assets	$13,993,855	$1,058,966,051	$10,010,318	$178,847,047	$79,032,137
Shares of beneficial interest issued and outstanding	852,847	81,043,448	543,878	11,083,955	7,521,103
Net asset value, offering and redemption price per share	$16.41	$13.07	$18.41	$16.14	$10.51

See Notes to Financial Statements

529

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value†	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Value†	SA Franklin Tactical Opportunities†
ASSETS:
Investments at value (unaffiliated)*	$515,488,772	$1,553,200,396	$354,190,593	$434,376,777	$78,860,952
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	1,367,000	—	1,042,000	712,000	—
Cash	382	—	830	251	129
Foreign cash*	—	14,672	91,311	—	11,885
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	24,830
Receivable for:
Fund shares sold	309,617	49,884	13,581	31,939	134,953
Dividends and interest	2,748,347	1,405,671	99,434	307,000	247,367
Investments sold	—	27,794,075	1,029,726	—	210,700
Investments sold on an extended settlement basis	—	—	—	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	1,603	28,321	5,656	5,749	1,129
Due from investment adviser for expense reimbursements/fee waivers	20,955	130,779	30,895	—	28,670
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	519,936,676	1,582,623,798	356,504,026	435,433,716	79,520,615

LIABILITIES:
Payable for:
Fund shares redeemed	147,335	1,124,648	232,089	266,070	1,631
Investments purchased	—	29,623,335	93,646	—	215,355
Investments purchased on an extended settlement basis	—	—	—	—	801
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	132,934	963,025	299,065	227,027	47,200
Service fees — Class 2	—	5,874	—	740	—
Service fees — Class 3	8,445	110,375	46,357	51,947	16,819
Transfer agent fees	418	516	320	320	155
Trustees’ fees and expenses	4,667	13,174	3,327	4,234	795
Other accrued expenses	134,651	182,560	85,563	97,701	90,720
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	428,450	32,023,507	760,367	648,039	373,476

Net Assets	$519,508,226	$1,550,600,291	$355,743,659	$434,785,677	$79,147,139

* Cost
Investments (unaffiliated)	$515,617,327	$1,189,511,623	$310,335,946	$424,663,181	$69,894,994

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$14,851	$91,344	$—	$12,038

@ Premiums received on options written	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

530

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value†	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Value†	SA Franklin Tactical Opportunities†
NET ASSETS REPRESENTED BY:
Paid-in capital	$513,162,667	$940,329,015	$245,367,928	$329,822,745	$67,326,303
Total accumulated earnings (loss)	6,345,559	610,271,276	110,375,731	104,962,932	11,820,836

Net Assets	$519,508,226	$1,550,600,291	$355,743,659	$434,785,677	$79,147,139

Class 1 (unlimited shares authorized):
Net assets	$479,747,848	$993,576,334	$143,266,500	$190,080,427	$182,950
Shares of beneficial interest issued and outstanding	46,325,197	41,574,650	6,753,414	13,129,182	14,911
Net asset value, offering and redemption price per share	$10.36	$23.90	$21.21	$14.48	$12.27

Class 2 (unlimited shares authorized):
Net assets	$—	$45,417,251	$—	$5,669,075	$—
Shares of beneficial interest issued and outstanding	—	1,899,854	—	392,558	—
Net asset value, offering and redemption price per share	$—	$23.91	$—	$14.44	$—

Class 3 (unlimited shares authorized):
Net assets	39,760,378	511,606,706	$212,477,159	$239,036,175	$78,964,189
Shares of beneficial interest issued and outstanding	3,856,087	21,561,124	10,155,129	16,777,706	6,446,680
Net asset value, offering and redemption price per share	$10.31	$23.73	$20.92	$14.25	$12.25

†	See Note 1

See Notes to Financial Statements

531

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Franklin U.S. Equity Smart Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
ASSETS:
Investments at value (unaffiliated)*	$161,570,394	$—	$—	$—	$390,836,881
Investments at value (affiliated)*	—	86,587,714	85,025,646	313,583,337	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	353,627	—	—	—	—
Foreign cash*	—	—	—	—	16,301
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	—	5,065,253
Receivable for:
Fund shares sold	13,741	41,238	90,011	2,017,685	2,092
Dividends and interest	188,341	—	—	—	2,021,294
Investments sold	—	—	—	—	258,965
Investments sold on an extended settlement basis	—	—	—	—	3,978,297
Written options	—	—	—	—	68,235
Receipts on swap contracts	—	—	—	—	69,392
Prepaid expenses and other assets	1,165	685	686	711	6,121
Due from investment adviser for expense reimbursements/fee waivers	—	16,698	15,950	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	70,649
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	1,405,655
Swap premiums paid	—	—	—	—	2,642,642
Unrealized appreciation on swap contracts	—	—	—	—	2,652,447

Total assets	162,127,268	86,646,335	85,132,293	315,601,733	409,094,224

LIABILITIES:
Payable for:
Fund shares redeemed	95,839	9,499	6,392	1,979	203,271
Investments purchased	—	31,223	83,262	2,015,190	120,029
Investments purchased on an extended settlement basis	—	—	—	—	4,217,188
Payments on swap contracts	—	—	—	—	26,400
Investment advisory and management fees	69,246	7,462	7,339	26,776	209,591
Service fees — Class 2	—	—	—	—	500
Service fees — Class 3	1,230	18,634	18,323	66,060	65,845
Transfer agent fees	271	148	148	123	369
Trustees’ fees and expenses	1,685	980	953	2,645	3,722
Other accrued expenses	93,217	68,087	69,710	69,357	225,830
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	34,249
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	8,742
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	994,106
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	1,296,685
Swap premiums received	—	—	—	—	2,335,614
Unrealized depreciation on swap contracts	—	—	—	—	1,885,570

Total liabilities	261,488	136,033	186,127	2,182,130	11,627,711

Net Assets	$161,865,780	$86,510,302	$84,946,166	$313,419,603	$397,466,513

* Cost
Investments (unaffiliated)	$131,910,497	$—	$—	$—	$390,073,312

Investments (affiliated)	$—	$78,342,599	$75,375,471	$269,112,966	$—

Foreign cash	$—	$—	$—	$—	$53,304

@ Premiums received on options written	$—	$—	$—	$—	$1,186,308

See Notes to Financial Statements

532

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Franklin U.S. Equity Smart Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$114,551,157	$77,745,857	$74,688,429	$261,958,022	$403,983,889
Total accumulated earnings (loss)	47,314,623	8,764,445	10,257,737	51,461,581	(6,517,376)

Net Assets	$161,865,780	$86,510,302	$84,946,166	$313,419,603	$397,466,513

Class 1 (unlimited shares authorized):
Net assets	$156,026,135	$96,315	$114,069	$4,050,149	$87,816,987
Shares of beneficial interest issued and outstanding	7,532,350	5,402	6,158	207,441	7,975,716
Net asset value, offering and redemption price per share	$20.71	$17.83	$18.52	$19.52	$11.01

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$3,938,208
Shares of beneficial interest issued and outstanding	—	—	—	—	361,428
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$10.90

Class 3 (unlimited shares authorized):
Net assets	$5,839,645	$86,413,987	$84,832,097	$309,369,454	$305,711,318
Shares of beneficial interest issued and outstanding	282,973	4,850,269	4,582,881	15,920,185	28,408,696
Net asset value, offering and redemption price per share	$20.64	$17.82	$18.51	$19.43	$10.76

See Notes to Financial Statements

533

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
ASSETS:
Investments at value (unaffiliated)*	$38,044,183	$—	$—	$—	$704,975,680
Investments at value (affiliated)*	—	240,312,061	460,364,626	1,226,731,487	—
Repurchase agreements (cost approximates value)	—	—	—	—	49,224,000
Cash	—	—	—	—	98
Foreign cash*	161,004	—	—	—	2,161,430
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	240,234	—	—	—	30
Receivable for:
Fund shares sold	—	439,135	—	—	1,052,091
Dividends and interest	37,622	—	—	—	1,870,498
Investments sold	527,939	—	137,779	116,425	—
Investments sold on an extended settlement basis	—	—	—	—	325,208
Written options	—	—	—	—	—
Receipts on swap contracts	5,805	—	—	—	—
Prepaid expenses and other assets	784	751	3,314	747	1,905
Due from investment adviser for expense reimbursements/fee waivers	18,107	—	—	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	34,513	—	—	—	831,060
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	113,120	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	39,183,311	240,751,947	460,505,719	1,226,848,659	760,442,000

LIABILITIES:
Payable for:
Fund shares redeemed	9,370	58,056	137,280	115,926	172,116
Investments purchased	553,282	380,580	—	—	—
Investments purchased on an extended settlement basis	—	—	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	23,277	20,576	39,723	106,357	263,991
Service fees — Class 2	—	—	—	—	—
Service fees — Class 3	8,282	51,282	98,822	264,465	3,907
Transfer agent fees	172	123	123	123	443
Trustees’ fees and expenses	699	2,205	3,869	9,962	6,619
Other accrued expenses	77,630	59,479	64,665	91,802	285,694
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	22,233	—	—	—	—

Total liabilities	694,945	572,301	344,482	588,635	732,770

Net Assets	$38,488,366	$240,179,646	$460,161,237	$1,226,260,024	$759,709,230

* Cost
Investments (unaffiliated)	$36,281,221	$—	$—	$—	$588,926,861

Investments (affiliated)	$—	$208,207,124	$375,915,666	$978,645,641	$—

Foreign cash	$161,433	$—	$—	$—	$2,194,154

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

534

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$35,003,324	$197,514,974	$356,344,566	$932,555,655	$629,020,303
Total accumulated earnings (loss)	3,485,042	42,664,672	103,816,671	293,704,369	130,688,927

Net Assets	$38,488,366	$240,179,646	$460,161,237	$1,226,260,024	$759,709,230

Class 1 (unlimited shares authorized):
Net assets	$145,770	$737,753	$2,240,107	$6,573,301	$741,330,394
Shares of beneficial interest issued and outstanding	13,197	52,197	144,759	410,302	57,343,287
Net asset value, offering and redemption price per share	$11.05	$14.13	$15.47	$16.02	$12.93

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$38,342,596	$239,441,893	$457,921,130	$1,219,686,723	$18,378,836
Shares of beneficial interest issued and outstanding	3,478,995	16,973,634	29,705,978	76,385,391	1,430,426
Net asset value, offering and redemption price per share	$11.02	$14.11	$15.42	$15.97	$12.85

See Notes to Financial Statements

535

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
ASSETS:
Investments at value (unaffiliated)*	$296,147,484	$513,734,280	$520,250,285	$495,119,786	$237,241,879
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	2,503,000	—	—	—
Cash	10,565,150	863	10,285,496	6,058,826	3,475,520
Foreign cash*	6,011	—	—	62,621	466,041
Cash collateral for futures contracts	—	—	—	32,000	177,000
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	—	361,409	12,100
Receivable for:
Fund shares sold	38,095	100,820	88,964	2,135	15,045
Dividends and interest	—	300,642	222,390	1,565,299	902,672
Investments sold	3,493,822	6,440,096	2,614,612	8,768,180	—
Investments sold on an extended settlement basis	—	—	—	3,775,801	352,067
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	6,844	7,768	5,904	10,619	6,405
Due from investment adviser for expense reimbursements/fee waivers	—	45,654	96,487	1,289	45,952
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	—	377,708	84,480
Unrealized appreciation on forward foreign currency contracts	—	—	—	50,288	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	310,257,406	523,133,123	533,564,138	516,185,961	242,779,161

LIABILITIES:
Payable for:
Fund shares redeemed	175,211	357,707	349,718	358,002	366,335
Investments purchased	4,661,497	6,488,186	963,244	3,199,141	—
Investments purchased on an extended settlement basis	—	—	—	3,797,307	378,264
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	202,822	326,791	393,535	261,687	230,638
Service fees — Class 2	421	478	1,338	2,746	404
Service fees — Class 3	33,575	25,642	38,386	69,149	32,205
Transfer agent fees	418	443	418	377	394
Trustees’ fees and expenses	3,474	4,737	5,337	2,897	2,328
Other accrued expenses	82,944	95,246	95,978	302,469	333,208
Accrued foreign tax on capital gains	—	—	—	—	50,152
Variation margin on futures contracts	—	—	—	390,317	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	107,197	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	5,160,362	7,299,230	1,847,954	8,491,289	1,393,928

Net Assets	$305,097,044	$515,833,893	$531,716,184	$507,694,672	$241,385,233

* Cost
Investments (unaffiliated)	$259,890,161	$411,964,164	$319,809,826	$474,009,144	$214,257,584

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$5,982	$—	$—	$68,605	$500,774

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

536

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
NET ASSETS REPRESENTED BY:
Paid-in capital	$202,738,991	$315,466,811	$238,926,725	428,481,694	$211,936,030
Total accumulated earnings (loss)	102,358,053	200,367,082	292,789,459	79,212,978	29,449,203

Net Assets	$305,097,044	$515,833,893	$531,716,184	$507,694,672	$241,385,233

Class 1 (unlimited shares authorized):
Net assets	$152,667,359	$393,770,984	$344,770,689	$165,419,404	$88,201,046
Shares of beneficial interest issued and outstanding	15,721,065	14,536,332	15,874,381	7,757,907	9,135,024
Net asset value, offering and redemption price per share	$9.71	$27.09	$21.72	$21.32	$9.66

Class 2 (unlimited shares authorized):
Net assets	$3,126,154	$3,636,166	$10,260,460	$21,160,105	$3,141,175
Shares of beneficial interest issued and outstanding	345,950	134,258	489,048	995,674	326,950
Net asset value, offering and redemption price per share	$9.04	$27.08	$20.98	$21.25	$9.61

Class 3 (unlimited shares authorized):
Net assets	$149,303,531	$118,426,743	$176,685,035	$321,115,163	$150,043,012
Shares of beneficial interest issued and outstanding	17,286,792	4,401,028	8,643,233	15,207,566	15,763,669
Net asset value, offering and redemption price per share	$8.64	$26.91	$20.44	$21.12	$9.52

See Notes to Financial Statements

537

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
ASSETS:
Investments at value (unaffiliated)*	$1,253,369,093	$375,403,460	$2,070,704,281	$680,955,563	$331,724,258
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	1,925,000	135,413,000	2,829,000	—
Cash	11,321,047	172	298,906	744	325,944
Foreign cash*	—	592,800	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	—	11,463	—	—
Receivable for:
Fund shares sold	103,247	50,110	120,803	284,786	23,537
Dividends and interest	1,654,972	1,040,821	10,501,962	51,297	108,147
Investments sold	119,078	—	6,473,857	6,948,887	—
Investments sold on an extended settlement basis	—	—	50,281,854	—	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	12,239	6,063	10,754	17,206	1,405
Due from investment adviser for expense reimbursements/fee waivers	—	—	355,926	10,231	18,815
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	—	10,830	—	8,100
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—

Total assets	1,266,579,676	379,018,426	2,274,183,636	691,097,714	332,210,206

LIABILITIES:
Payable for:
Fund shares redeemed	660,491	297,295	1,582,193	419,734	187,841
Investments purchased	—	1,030,912	11,603,698	2,387,559	—
Investments purchased on an extended settlement basis	—	—	192,204,765	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	583,599	241,841	1,065,369	462,822	86,593
Service fees — Class 2	1,511	416	934	2,550	—
Service fees — Class 3	69,652	11,330	212,905	79,739	6,831
Transfer agent fees	467	344	451	492	271
Trustees’ fees and expenses	10,517	3,587	18,202	4,846	3,178
Other accrued expenses	154,266	119,797	332,982	133,895	118,524
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	271,844	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	—	—	—	42
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—

Total liabilities	1,480,503	1,705,522	207,293,343	3,491,637	403,280

Net Assets	$1,265,099,173	$377,312,904	$2,066,890,293	$687,606,077	$331,806,926

* Cost
Investments (unaffiliated)	$851,407,379	$279,223,716	$2,067,812,697	$637,915,443	$204,508,297

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$593,220	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

538

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
NET ASSETS REPRESENTED BY:
Paid-in capital	$718,609,551	$223,270,205	$2,035,383,740	$489,323,413	$161,848,823
Total accumulated earnings (loss)	546,489,622	154,042,699	31,506,553	198,282,664	169,958,103

Net Assets	$1,265,099,173	$377,312,904	$2,066,890,293	$687,606,077	$331,806,926

Class 1 (unlimited shares authorized):
Net assets	$926,959,741	$321,424,012	$1,068,190,050	$307,276,897	$300,039,646
Shares of beneficial interest issued and outstanding	22,787,450	13,982,849	117,077,183	13,676,998	10,951,281
Net asset value, offering and redemption price per share	$40.68	$22.99	$9.12	$22.47	$27.40

Class 2 (unlimited shares authorized):
Net assets	$11,767,167	$3,182,247	$7,289,449	$19,013,159	$—
Shares of beneficial interest issued and outstanding	289,738	138,789	801,820	896,688	—
Net asset value, offering and redemption price per share	$40.61	$22.93	$9.09	$21.20	$—

Class 3 (unlimited shares authorized):
Net assets	$326,372,265	$52,706,645	$991,410,794	$361,316,021	$31,767,280
Shares of beneficial interest issued and outstanding	8,093,219	2,318,842	109,919,148	17,685,000	1,165,072
Net asset value, offering and redemption price per share	$40.33	$22.73	$9.02	$20.43	$27.27

See Notes to Financial Statements

539

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
ASSETS:
Investments at value (unaffiliated)*	$3,282,729,422	$349,596,657	$742,873,037	$1,095,777,769	$557,397,979
Investments at value (affiliated)*	4,122,022	891,371	—	—	—
Repurchase agreements (cost approximates value)	94,914,000	—	—	—	—
Cash	6	408,613	736,777	3,044,231	39,590,479
Foreign cash*	—	—	—	—	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	4,633,160	—	—	—	3
Receivable for:
Fund shares sold	1,469,713	33,996	41,400	16	—
Dividends and interest	2,410,658	389,990	183,207	303,344	1,228,097
Investments sold	—	—	—	—	930,694
Investments sold on an extended settlement basis	—	—	—	—	4,391,284
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	5,409	1,361	6,722	8,202	6,795
Due from investment adviser for expense reimbursements/fee waivers	828,831	33,256	—	77,252	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	1,737,450	16,200	—	—	1,352
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums paid	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—	—	—

Total assets	3,392,850,671	351,371,444	743,841,143	1,099,210,814	603,546,683

LIABILITIES:
Payable for:
Fund shares redeemed	1,366,642	189,798	605,388	942,152	268,068
Investments purchased	—	—	—	—	1,367,876
Investments purchased on an extended settlement basis	—	—	—	—	38,085,461
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	1,058,753	90,638	417,090	641,864	316,586
Service fees — Class 2	—	—	473	1,039	2,843
Service fees — Class 3	15,221	6,708	38,617	81,119	82,709
Transfer agent fees	492	271	418	344	369
Trustees’ fees and expenses	28,167	3,177	6,945	10,066	4,945
Other accrued expenses	449,217	129,870	120,136	156,918	139,318
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	12,469
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	—	28	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—
Unrealized depreciation on unfunded commitments	—	—	—	—	—

Total liabilities	2,918,492	420,490	1,189,067	1,833,502	40,280,644

Net Assets	$3,389,932,179	$350,950,954	$742,652,076	$1,097,377,312	$563,266,039

* Cost
Investments (unaffiliated)	$1,540,482,587	$297,459,351	$494,479,839	$647,758,049	$445,212,188

Investments (affiliated)	$3,788,327	$767,707	$—	$—	$—

Foreign cash	$—	$—	$—	$—	$—

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

540

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
NET ASSETS REPRESENTED BY:
Paid-in capital	$1,451,522,554	$268,959,856	$365,701,679	$447,461,178	$399,402,838
Total accumulated earnings (loss)	1,938,409,625	81,991,098	376,950,397	649,916,134	163,863,201

Net Assets	$3,389,932,179	$350,950,954	$742,652,076	$1,097,377,312	$563,266,039

Class 1 (unlimited shares authorized):
Net assets	$3,318,184,020	$319,357,707	$560,053,051	$713,949,990	$157,462,254
Shares of beneficial interest issued and outstanding	93,672,348	16,486,194	32,557,056	24,786,218	7,520,458
Net asset value, offering and redemption price per share	$35.42	$19.37	$17.20	$28.80	$20.94

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$3,598,699	$8,016,056	$21,897,316
Shares of beneficial interest issued and outstanding	—	—	210,305	278,045	1,044,486
Net asset value, offering and redemption price per share	$—	$—	$17.11	$28.83	$20.96

Class 3 (unlimited shares authorized):
Net assets	$71,748,159	$31,593,247	$179,000,326	$375,411,266	$383,906,469
Shares of beneficial interest issued and outstanding	2,034,199	1,638,729	10,570,514	13,116,332	18,404,805
Net asset value, offering and redemption price per share	$35.27	$19.28	$16.93	$28.62	$20.86

See Notes to Financial Statements

541

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
ASSETS:
Investments at value (unaffiliated)*	$430,418,085	$427,239,158	$686,195,846	$1,313,358,231	$291,547,091
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	13,667,000	—	775,000	—	—
Cash	813	5,496,066	158	6,615,082	95,998
Foreign cash*	—	18,597	135,844	625,275	—
Cash collateral for futures contracts	—	—	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	1,574,000	—
Due from broker	—	—	—	371,214	—
Receivable for:
Fund shares sold	308,558	37,314	13,690	—	30,327
Dividends and interest	114,427	2,054,234	2,781,260	1,897,351	5,390,649
Investments sold	334,166	2,779,456	—	4,143,389	54,418
Investments sold on an extended settlement basis	—	204,222	—	96,906,492	—
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	24,423	—
Prepaid expenses and other assets	1,426	6,254	6,995	8,389	5,882
Due from investment adviser for expense reimbursements/fee waivers	—	37,458	66,456	—	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	336,400	—	—	9,312,690	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	78,179	—
Swap premiums paid	—	—	—	157,275	—
Unrealized appreciation on swap contracts	—	—	—	738,593	—

Total assets	445,180,875	437,872,759	689,975,249	1,435,810,583	297,124,365

LIABILITIES:
Payable for:
Fund shares redeemed	117,919	739,842	505,469	651,201	149,771
Investments purchased	2,005,273	—	—	2,521,498	4,068,500
Investments purchased on an extended settlement basis	—	356,956	—	196,408,214	—
Payments on swap contracts	—	—	—	31,733	—
Investment advisory and management fees	116,487	313,788	482,490	921,324	158,238
Service fees — Class 2	—	1,125	1,255	—	841
Service fees — Class 3	10,508	31,368	93,350	269,059	31,623
Transfer agent fees	443	467	344	123	467
Trustees’ fees and expenses	3,906	4,296	6,465	11,051	2,782
Other accrued expenses	110,238	132,067	265,312	251,088	105,619
Accrued foreign tax on capital gains	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—
Due to investment adviser from expense recoupment	—	—	—	—	—
Due to custodian	—	—	—	—	—
Due to broker	9	—	—	759,469	—
Call and put options written, at value@	—	—	—	91,956	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	136,569	—
Swap premiums received	—	—	—	350,608	—
Unrealized depreciation on swap contracts	—	—	—	378,372	—

Total liabilities	2,364,783	1,579,909	1,354,685	202,782,265	4,517,841

Net Assets	$442,816,092	$436,292,850	$688,620,564	$1,233,028,318	$292,606,524

* Cost
Investments (unaffiliated)	$356,056,423	$376,452,734	$666,166,439	$1,315,319,222	$295,455,262

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$—	$18,478	$136,122	$642,427	$—

@ Premiums received on options written	$—	$—	$—	$95,896	$—

See Notes to Financial Statements

542

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
NET ASSETS REPRESENTED BY:
Paid-in capital	$336,449,887	$345,663,355	$625,609,603	$1,279,419,930	$298,823,711
Total accumulated earnings (loss)	106,366,205	90,629,495	63,010,961	(46,391,612)	(6,217,187)

Net Assets	$442,816,092	$436,292,850	$688,620,564	$1,233,028,318	$292,606,524

Class 1 (unlimited shares authorized):
Net assets	$394,229,571	$283,663,360	$250,389,463	$209,453	$141,049,756
Shares of beneficial interest issued and outstanding	27,230,146	25,517,192	17,069,320	20,481	25,830,718
Net asset value, offering and redemption price per share	$14.48	$11.12	$14.67	$10.23	$5.46

Class 2 (unlimited shares authorized):
Net assets	$—	$8,576,936	$9,544,358	$—	$6,500,153
Shares of beneficial interest issued and outstanding	—	774,925	650,269	—	1,190,285
Net asset value, offering and redemption price per share	$—	$11.07	$14.68	$—	$5.46

Class 3 (unlimited shares authorized):
Net assets	$48,586,521	$144,052,554	$428,686,743	$1,232,818,865	$145,056,615
Shares of beneficial interest issued and outstanding	3,379,224	13,052,202	29,299,820	121,807,465	26,772,722
Net asset value, offering and redemption price per share	$14.38	$11.04	$14.63	$10.12	$5.42

See Notes to Financial Statements

543

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
ASSETS:
Investments at value (unaffiliated)*	$341,992,044	$570,422,452	$283,690,612	$628,760,872	$1,762,712,828
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	9,409,000	—	17,364,000	—	—
Cash	544	—	—	184	180,428
Foreign cash*	11,951	610,339	—	23,770	282,293
Cash collateral for futures contracts	—	—	52,000	—	—
Cash collateral for centrally cleared swap contracts	—	—	—	—	—
Due from broker	—	12,135,887	—	—	—
Receivable for:
Fund shares sold	42,661	—	202,424	485,291	—
Dividends and interest	1,042,393	1,999,805	47,783	1,013,943	4,809,567
Investments sold	—	787,769	—	3,444,940	10,546,569
Investments sold on an extended settlement basis	—	—	—	—	38,366,042
Written options	—	—	—	—	—
Receipts on swap contracts	—	—	—	6,569	11,706
Prepaid expenses and other assets	5,630	6,360	1,358	1,093	8,705
Due from investment adviser for expense reimbursements/fee waivers	29,538	—	8,411	20,712	—
Deferred offering costs	—	—	—	—	—
Variation margin on futures contracts	—	2,187,659	523,320	422	3,370,426
Unrealized appreciation on forward foreign currency contracts	508,291	648,197	—	—	3,566
Swap premiums paid	—	—	—	126,007	225,299
Unrealized appreciation on swap contracts	—	—	—		—

Total assets	353,042,052	588,798,468	301,889,908	633,883,803	1,820,517,429

LIABILITIES:
Payable for:
Fund shares redeemed	488,484	382,502	100,326	1,341	187,035
Investments purchased	—	1,388,007	—	3,864,219	10,018,357
Investments purchased on an extended settlement basis	—	46,441	—	73,375	94,891,825
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	279,779	419,797	92,685	375,097	1,127,947
Service fees — Class 2	581	—	—	—	—
Service fees — Class 3	24,359	126,068	9,517	134,961	370,258
Transfer agent fees	476	98	443	140	123
Trustees’ fees and expenses	2,921	5,166	3,009	5,335	14,939
Other accrued expenses	108,225	254,552	128,086	195,480	317,290
Accrued foreign tax on capital gains	—	—	—	—	35,799
Variation margin on futures contracts	—	111,175	—	1,281	39,222
Due to investment adviser from expense recoupment	—	29,494	—	—	—
Due to custodian	—	—	394,412		—
Due to broker	—	2,627,974	53	105,024	187,320
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	1,272,835	1,119,642	—	—	6,868
Swap premiums received	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	23,152	42,030

Total liabilities	2,177,660	6,510,916	728,531	4,779,405	107,239,013

Net Assets	$350,864,392	$582,287,552	$301,161,377	$629,104,398	$1,713,278,416

* Cost
Investments (unaffiliated)	$287,400,109	$545,570,601	$250,359,703	$559,144,200	$1,561,661,080

Investments (affiliated)	$—	$—	$—	$—	$—

Foreign cash	$11,892	$609,509	$—	$23,716	$282,386

@ Premiums received on options written	$—	$—	$—	$—	$—

See Notes to Financial Statements

544

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
NET ASSETS REPRESENTED BY:
Paid-in capital	$276,171,434	$518,256,245	$240,089,516	$517,702,557	$1,423,345,500
Total accumulated earnings (loss)	74,692,958	64,031,307	61,071,861	111,401,841	289,932,916

Net Assets	$350,864,392	$582,287,552	$301,161,377	$629,104,398	$1,713,278,416

Class 1 (unlimited shares authorized):
Net assets	$232,953,707	$276,092	$257,506,881	$349,786	$289,685
Shares of beneficial interest issued and outstanding	20,181,849	22,907	18,930,039	23,627	21,449
Net asset value, offering and redemption price per share	$11.54	$12.05	$13.60	$14.80	$13.51

Class 2 (unlimited shares authorized):
Net assets	$4,566,919	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	393,197	—	—	—	—
Net asset value, offering and redemption price per share	$11.61	$—	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$113,343,766	$582,011,460	$43,654,496	$628,754,612	$1,712,988,731
Shares of beneficial interest issued and outstanding	9,786,458	48,386,923	3,230,877	42,538,647	127,041,111
Net asset value, offering and redemption price per share	$11.58	$12.03	$13.51	$14.78	$13.48

See Notes to Financial Statements

545

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
ASSETS:
Investments at value (unaffiliated)*	$1,996,741,849	$1,273,995,180	$102,535,169
Investments at value (affiliated)*	9,127,697,823	5,944,199,061	420,249,833
Repurchase agreements (cost approximates value)	—	—	—
Cash	1,094	763	—
Foreign cash*	—	543	—
Cash collateral for futures contracts	—	—	—
Cash collateral for centrally cleared swap contracts	—	—	—
Due from broker	—	—	30
Receivable for:
Fund shares sold	42,935	49,008	460,930
Dividends and interest	6,701,583	4,409,567	2,051
Investments sold	5,676,967	7,187,225	—
Investments sold on an extended settlement basis	29,638,325	17,298,766	—
Written options	4,865,000	—	—
Receipts on swap contracts	—	—	—
Prepaid expenses and other assets	15,509	6,816	1,281
Due from investment adviser for expense reimbursements/fee waivers	96,095	21,979	—
Deferred offering costs	—	—	—
Variation margin on futures contracts	6,904,418	—	1,632,880
Unrealized appreciation on forward foreign currency contracts	—	—	—
Swap premiums paid	—	—	—
Unrealized appreciation on swap contracts	—	—	—

Total assets	11,178,381,598	7,247,168,908	524,882,174

LIABILITIES:
Payable for:
Fund shares redeemed	7,188,272	6,002,420	14,420
Investments purchased	4,021,515	2,288,508	356,850
Investments purchased on an extended settlement basis	28,500,134	18,020,573	—
Payments on swap contracts	—	—	—
Investment advisory and management fees	1,993,005	1,321,212	89,469
Service fees — Class 2	—	—	—
Service fees — Class 3	2,379,677	1,539,875	112,574
Transfer agent fees	172	172	123
Trustees’ fees and expenses	97,387	62,618	4,550
Other accrued expenses	707,324	460,033	228,923
Accrued foreign tax on capital gains	—	—	—
Variation margin on futures contracts	—	5,265,000	16,219
Due to investment adviser from expense recoupment	—	—	—
Due to custodian	—	—	—
Due to broker	143,358,741	95,555,260	—
Call and put options written, at value@	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—
Swap premiums received	—	—	—
Unrealized depreciation on swap contracts	—	—	—

Total liabilities	188,246,227	130,515,671	823,128

Net Assets	$10,990,135,371	$7,116,653,237	$524,059,046

* Cost
Investments (unaffiliated)	$2,054,546,737	$1,304,507,505	$103,019,522

Investments (affiliated)	$7,813,422,057	$5,215,078,947	$347,314,967

Foreign cash	$—	$563	$—

@ Premiums received on options written	$—	$—	$—

See Notes to Financial Statements

546

SUNAMERICA SERIES TRUST

STATEMENT OF ASSETS AND LIABILITIES (continued)

January 31, 2022

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
NET ASSETS REPRESENTED BY:
Paid-in capital	$9,327,298,032	$6,200,092,236	$476,033,301
Total accumulated earnings (loss)	1,662,837,339	916,561,001	48,025,745

Net Assets	$10,990,135,371	$7,116,653,237	$524,059,046

Class 1 (unlimited shares authorized):
Net assets	$491,971	$777,953	$357,631
Shares of beneficial interest issued and outstanding	36,668	55,804	29,880
Net asset value, offering and redemption price per share	$13.42	$13.94	$11.97

Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—

Class 3 (unlimited shares authorized):
Net assets	$10,989,643,400	$7,115,875,284	$523,701,415
Shares of beneficial interest issued and outstanding	819,691,435	510,682,552	43,674,063
Net asset value, offering and redemption price per share	$13.41	$13.93	$11.99

See Notes to Financial Statements

547

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS

For the Year Ended January 31, 2022

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$8,687,846	$11,366,444	$578,397	$7,570,833	$—
Dividends (affiliated)	—	—	257,490	—	—
Interest (unaffiliated)	—	—	54	6,006,433	736,227
Interest (affiliated)	—	—	—	—	—

Total investment income*	8,687,846	11,366,444	835,941	13,577,266	736,227

EXPENSES:
Investment advisory and management fees	12,514,667	5,798,607	318,520	7,305,724	1,786,348
Services fees:
Class 2	146,755	17,184	—	—	20,816
Class 3	1,540,782	1,171,492	122,216	2,142,706	562,295
Transfer agent fees	3,985	2,013	1,040	738	3,837
Custodian and accounting fees	184,391	79,482	25,011	634,575	60,733
Reports to shareholders	54,036	54,266	6,453	23,643	16,443
Audit and tax fees	35,279	42,397	44,999	50,431	46,333
Legal fees	14,798	8,455	17,669	10,076	7,363
Trustees’ fees and expenses	70,851	21,914	1,561	29,682	13,777
Deferred offering costs	—	—	100,293	—	—
Interest expense	—	9,910	—	96,916	—
License fee	—	—	—	—	—
Other expenses	47,189	43,882	28,881	83,208	31,068

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	14,612,733	7,249,602	666,643	10,377,699	2,549,013

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(315,201)	(402,171)	(330,192)	—
Fees paid indirectly (Note 5)	—	(30)	—	—	—

Net expenses	14,612,733	6,934,371	264,472	10,047,507	2,549,013

Net investment income (loss)	(5,924,887)	4,432,073	571,469	3,529,759	(1,812,786)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	272,209,383	134,674,579	3,122,337	54,071,725	32,869
Investments (affiliated)	—	—	(82,569)	—	—
Futures contracts	—	—	—	31,245,201	—
Forward contracts	—	—	—	(786,026)	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(1,190,034)	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	272,209,383	134,674,579	3,039,768	83,340,866	32,869

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	87,408,350	13,492,866	(1,220,453)	(45,478,097)	(2,100,536)
Investments (affiliated)	—	—	(657,920)	—	—
Futures contracts	—	—	—	(3,481,260)	—
Forward contracts	—	—	—	(32,308)	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(196)	—	—	18,650	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	87,408,154	13,492,866	(1,878,373)	(48,973,015)	(2,100,536)

Net realized and unrealized gain (loss) on investments and foreign currencies	359,617,537	148,167,445	1,161,395	34,367,851	(2,067,667)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$353,692,650	$152,599,518	$1,732,864	$37,897,610	$(3,880,453)

* Net of foreign withholding taxes on interest and dividends of	$23,618	$7,462	$—	$473,117	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

548

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2022

	SA Emerging Markets Equity Index		SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
INVESTMENT INCOME:
Dividends (unaffiliated)		$2,523,638	$44,817	$3,312,811	$5,516,806	$309,819
Dividends (affiliated)		—	—	—	—	—
Interest (unaffiliated)		1,816	59,932,783	—	—	12,276,602
Interest (affiliated)		—	—	—	—	—

Total investment income*		2,525,454	59,977,600	3,312,811	5,516,806	12,586,421

EXPENSES:
Investment advisory and management fees		540,543	8,024,762	2,768,769	2,382,688	1,698,511
Services fees:
Class 2		—	23,763	—	6,667	—
Class 3		27,097	2,533,850	20,380	482,616	180,120
Transfer agent fees		2,057	2,633	1,560	2,345	2,509
Custodian and accounting fees		90,189	202,618	204,445	35,903	72,071
Reports to shareholders		2,204	55,289	6,315	18,988	12,274
Audit and tax fees		31,570	52,695	51,879	44,777	46,515
Legal fees		1,783	11,873	11,093	6,512	8,262
Trustees’ fees and expenses		3,890	53,480	12,745	10,751	19,505
Deferred offering costs		—	—	—	—	—
Interest expense		5,041	9,352	7,639	4,417	114
License fee		58,048	—	—	—	113,234
Other expenses		85,201	50,061	80,508	37,213	31,581

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly		847,623	11,020,376	3,165,333	3,032,877	2,184,696

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)		(118,237)	—	16,369	—	(77,901)
Fees paid indirectly (Note 5)		—	—	(76,248)	(5,790)	—

Net expenses		729,386	11,020,376	3,105,454	3,027,087	2,106,795

Net investment income (loss)		1,796,068	48,957,224	207,357	2,489,719	10,479,626

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**		152,807	8,498,419	26,231,849	28,883,106	1,466,309
Investments (affiliated)		—	—	—	—	—
Futures contracts		(211,481)	(6,273,885)	—	—	—
Forward contracts		—	—	—	—	—
Swap contracts		—	—	—	—	—
Written option contracts		—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities		42,252	—	(130,865)	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)		—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)		—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)		—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies		(16,422)	2,224,534	26,100,984	28,883,106	1,466,309

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**		(8,822,478)	(83,408,670)	(21,689,184)	45,227,264	(30,720,596)
Investments (affiliated)		—	—	—	—	—
Futures contracts		(540,439)	2,679,691	—	—	—
Forward contracts		—	—	—	—	—
Swap contracts		—	—	—	—	—
Written option contracts		—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities		(278,732)	—	(9,675)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)		(373,762)	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies		(10,015,411)	(80,728,979)	(21,698,859)	45,227,264	(30,720,596)

Net realized and unrealized gain (loss) on investments and foreign currencies		(10,031,833)	(78,504,445)	4,402,125	74,110,370	(29,254,287)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS		$(8,235,765)	$(29,547,221)	$4,609,482	$76,600,089	$(18,774,661)

* Net of foreign withholding taxes on interest and dividends of		$307,578	$—	$362,852	$—	$—

** Net of foreign withholding taxes on capital gains of	$		$—	$841	$—	$—

See Notes to Financial Statements

549

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2022

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value†	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Value†	SA Franklin Tactical Opportunities†
INVESTMENT INCOME:
Dividends (unaffiliated)	$225,814	$35,376,326	$5,866,139	$10,803,230	$1,115,224
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	8,535,182	1,826	586	305	430,803
Interest (affiliated)	—	—	—	—	—

Total investment income*	8,760,996	35,378,152	5,866,725	10,803,535	1,546,027

EXPENSES:
Investment advisory and management fees	1,528,491	11,402,205	3,617,187	2,828,712	583,138
Services fees:
Class 2	—	68,322	—	8,694	—
Class 3	86,189	1,303,614	544,381	597,640	207,822
Transfer agent fees	2,510	3,099	1,881	1,917	1,016
Custodian and accounting fees	58,051	163,325	71,698	46,777	49,682
Reports to shareholders	15,484	74,786	19,229	58,980	6,017
Audit and tax fees	45,112	41,732	41,637	53,354	48,254
Legal fees	7,763	16,482	7,295	90,164	9,780
Trustees’ fees and expenses	17,042	54,446	13,258	16,425	2,655
Deferred offering costs	—	—	—	—	—
Interest expense	647	2,013	2,821	1,684	63
License fee	101,899	—	—	—	—
Other expenses	27,996	65,378	35,227	42,947	67,562

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,891,184	13,195,402	4,354,614	3,747,294	975,989

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(71,149)	(775,809)	(187,891)	—	(93,168)
Fees paid indirectly (Note 5)	—	(28,687)	—	—	(1,929)

Net expenses	1,820,035	12,390,906	4,166,723	3,747,294	880,892

Net investment income (loss)	6,940,961	22,987,246	1,700,002	7,056,241	665,135

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	138,362	231,593,019	65,921,911	90,521,492	6,448,123
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	1,016,098
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(1,262)	23,781	—	(685)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	138,362	231,591,757	65,945,692	90,521,492	7,463,536

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(19,699,810)	134,875,998	(162,085)	(19,985,642)	1,395,792
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	(65,233)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(80)	(1,620)	—	(1,284)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(19,699,810)	134,875,918	(163,705)	(19,985,642)	1,329,275

Net realized and unrealized gain (loss) on investments and foreign currencies	(19,561,448)	366,467,675	65,781,987	70,535,850	8,792,811

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,620,487)	$389,454,921	$67,481,989	$77,592,091	$9,457,946

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$22,494	$859	$61,433

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

†	See Note 1

See Notes to Financial Statements

550

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2022

	SA Franklin U.S. Equity Smart Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$3,155,378	$—	$—	$—	$—
Dividends (affiliated)	—	1,181,297	1,095,277	3,670,103	—
Interest (unaffiliated)	148	—	—	—	5,290,600
Interest (affiliated)	—	—	—	—	—

Total investment income*	3,155,526	1,181,297	1,095,277	3,670,103	5,290,600

EXPENSES:
Investment advisory and management fees	814,268	80,823	76,247	275,394	2,497,666
Services fees:
Class 2	—	—	—	—	6,321
Class 3	10,442	201,477	190,040	679,372	771,049
Transfer agent fees	1,458	885	886	746	2,214
Custodian and accounting fees	27,114	16,000	16,000	16,000	299,137
Reports to shareholders	7,192	6,392	6,606	12,295	23,650
Audit and tax fees	52,061	36,976	36,975	33,628	67,121
Legal fees	8,245	4,971	6,310	5,956	6,641
Trustees’ fees and expenses	5,710	2,780	2,588	9,099	14,305
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	—	—	12,813
License fee	—	—	—	—	—
Other expenses	27,991	17,011	16,958	19,985	31,394

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	954,481	367,315	352,610	1,052,475	3,732,311

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(20,359)	(25,324)	14,143	—
Fees paid indirectly (Note 5)	(475)	—	—	—	—

Net expenses	954,006	346,956	327,286	1,066,618	3,732,311

Net investment income (loss)	2,201,520	834,341	767,991	2,603,485	1,558,289

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	16,627,980	—	—	—	(4,255,194)
Investments (affiliated)	—	2,057,466	1,432,182	3,073,270	—
Futures contracts	—	—	—	—	(915,335)
Forward contracts	—	—	—	—	1,169,820
Swap contracts	—	—	—	—	(2,293,252)
Written option contracts	—	—	—	—	1,269,722
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(79,564)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	872,274	946,813	3,660,593	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	16,627,980	2,929,740	2,378,995	6,733,863	(5,103,803)

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	11,366,091	—	—	—	(30,243,780)
Investments (affiliated)	—	408,166	1,595,355	12,730,563	—
Futures contracts	—	—	—	—	(449,125)
Forward contracts	—	—	—	—	129,456
Swap contracts	—	—	—	—	501,717
Written option contracts	—	—	—	—	61,421
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	(88,134)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	11,366,091	408,166	1,595,355	12,730,563	(30,088,445)

Net realized and unrealized gain (loss) on investments and foreign currencies	27,994,071	3,337,906	3,974,350	19,464,426	(35,192,248)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,195,591	$4,172,247	$4,742,341	$22,067,911	$(33,633,959)

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

551

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2022

	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$652,511	$—	$—	$—	$19,284,423
Dividends (affiliated)	—	3,207,048	5,621,796	14,897,389	—
Interest (unaffiliated)	3,446	—	—	—	5,394
Interest (affiliated)	—	—	—	—	—

Total investment income*	655,957	3,207,048	5,621,796	14,897,389	19,289,817

EXPENSES:
Investment advisory and management fees	327,858	225,756	425,918	1,143,263	2,950,367
Services fees:
Class 2	—	—	—	—	—
Class 3	116,729	563,034	1,058,525	2,844,251	36,957
Transfer agent fees	1,033	714	738	738	2,652
Custodian and accounting fees	32,576	15,214	15,214	15,214	154,925
Reports to shareholders	5,815	10,100	15,105	33,463	17,281
Audit and tax fees	47,984	37,254	32,501	32,501	51,007
Legal fees	6,432	6,515	7,471	10,776	8,611
Trustees’ fees and expenses	1,678	7,623	14,196	37,896	25,167
Deferred offering costs	—	—	—	—	—
Interest expense	—	—	—	—	28,462
License fee	—	—	—	—	251,277
Other expenses	34,445	23,720	25,357	27,695	66,825

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	574,550	889,930	1,595,025	4,145,797	3,593,531

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(78,336)	1,769	—	—	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	496,214	891,699	1,595,025	4,145,797	3,593,531

Net investment income (loss)	159,743	2,315,349	4,026,771	10,751,592	15,696,286

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	6,765,234	—	—	—	1,890,386
Investments (affiliated)	—	5,877,151	9,125,707	18,880,023	—
Futures contracts	(449,062)	—	—	—	1,234,171
Forward contracts	—	—	—	—	—
Swap contracts	122,539	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(16,204)	—	—	—	(312,836)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	3,163,285	7,186,019	19,888,174	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	6,422,507	9,040,436	16,311,726	38,768,197	2,811,721

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(1,986,782)	—	—	—	28,556,849
Investments (affiliated)	—	6,118,558	26,145,801	91,569,693	—
Futures contracts	(77,206)	—	—	—	(267,507)
Forward contracts	—	—	—	—	—
Swap contracts	(32,456)	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(820)	—	—	—	(123,826)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(2,097,264)	6,118,558	26,145,801	91,569,693	28,165,516

Net realized and unrealized gain (loss) on investments and foreign currencies	4,325,243	15,158,994	42,457,527	130,337,890	30,977,237

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,484,986	$17,474,343	$46,484,298	$141,089,482	$46,673,523

* Net of foreign withholding taxes on interest and dividends of	$28,625	$—	$—	$—	$1,695,321

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

552

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2022

	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
INVESTMENT INCOME:
Dividends (unaffiliated)	$653,892	$6,677,935	$2,974,829	$4,045,279	$8,768,383
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	—	2,585	3,193,320	118
Interest (affiliated)	—	—	—	—	—

Total investment income*	653,892	6,677,935	2,977,414	7,238,599	8,768,501

EXPENSES:
Investment advisory and management fees	2,712,632	3,834,638	4,872,921	2,342,567	2,809,694
Services fees:
Class 2	6,055	5,944	17,119	21,596	5,012
Class 3	429,482	302,907	466,156	670,117	376,741
Transfer agent fees	2,509	2,656	2,509	2,235	2,363
Custodian and accounting fees	45,380	55,234	60,638	202,652	178,330
Reports to shareholders	14,819	27,021	21,076	21,692	15,837
Audit and tax fees	41,715	41,749	41,751	61,586	53,437
Legal fees	7,149	9,401	8,472	14,882	7,724
Trustees’ fees and expenses	13,398	17,937	19,861	17,109	9,174
Deferred offering costs	—	—	—	—	—
Interest expense	49	738	2,878	4,441	989
License fee	—	—	—	—	—
Other expenses	36,483	35,458	36,158	72,119	79,081

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,309,671	4,333,683	5,549,539	3,430,996	3,538,382

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(263,189)	(573,285)	(97,980)	(276,652)
Fees paid indirectly (Note 5)	(1,378)	(4,086)	(130)	(914)	(2,704)

Net expenses	3,308,293	4,066,408	4,976,124	3,332,102	3,259,026

Net investment income (loss)	(2,654,401)	2,611,527	(1,998,710)	3,906,497	5,509,475

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	70,569,683	96,782,526	95,859,195	58,265,873	27,103,737
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	6,022,806	(39,962)
Forward contracts	—	—	—	94,968	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(693)	(6,969)	(5,289)	(71,080)	(157,435)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	70,568,990	96,775,557	95,853,906	64,312,567	26,906,340

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(108,721,745)	(7,372,952)	(23,795,822)	(47,302,971)	(40,680,562)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	(2,773,109)	(85,491)
Forward contracts	—	—	—	(30,044)	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(69)	—	403	(11,595)	5,872
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(39,765)

Net unrealized gain (loss) on investments and foreign currencies	(108,721,814)	(7,372,952)	(23,795,419)	(50,117,719)	(40,799,946)

Net realized and unrealized gain (loss) on investments and foreign currencies	(38,152,824)	89,402,605	72,058,487	14,194,848	(13,893,606)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(40,807,225)	$92,014,132	$70,059,777	$18,101,345	$(8,384,131)

* Net of foreign withholding taxes on interest and dividends of	$—	$5,008	$63,249	$183,224	$1,060,539

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$72,302

See Notes to Financial Statements

553

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2022

	SA JPMorgan Equity- Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$28,971,137	$7,821,977	$2,030	$2,104,687	$2,455,602
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	—	—	51,876,243	—	292
Interest (affiliated)	—	—	—	—	—

Total investment income*	28,971,137	7,821,977	51,878,273	2,104,687	2,455,894

EXPENSES:
Investment advisory and management fees	6,756,423	2,939,109	12,796,865	4,501,361	1,013,599
Services fees:
Class 2	16,515	5,157	11,163	29,791	—
Class 3	765,874	125,562	2,500,369	736,103	64,857
Transfer agent fees	2,804	2,067	2,763	2,867	1,619
Custodian and accounting fees	128,249	83,152	339,249	67,047	41,988
Reports to shareholders	30,753	8,173	52,427	27,445	6,349
Audit and tax fees	42,369	52,268	82,661	41,753	45,909
Legal fees	11,328	7,751	15,312	10,280	4,855
Trustees’ fees and expenses	42,645	14,213	73,865	27,243	11,560
Deferred offering costs	—	—	—	—	—
Interest expense	486	4,051	21,424	538	2,510
License fee	—	—	—	—	67,573
Other expenses	58,596	66,024	46,791	38,969	37,609

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	7,856,042	3,307,527	15,942,889	5,483,397	1,298,428

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	—	(2,132,811)	(14,856)	(47,514)
Fees paid indirectly (Note 5)	(6,147)	(278)	—	(12,958)	—

Net expenses	7,849,895	3,307,249	13,810,078	5,455,583	1,250,914

Net investment income (loss)	21,121,242	4,514,728	38,068,195	(3,350,896)	1,204,980

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	127,385,845	58,444,015	8,849,162	161,256,896	41,542,007
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	455,121	—	170,294
Forward contracts	—	—	1,827,393	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	31,979	(1,792,156)	—	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	127,385,845	58,475,994	9,339,520	161,256,896	41,712,301

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	146,441,628	3,760,794	(95,789,304)	(215,020,141)	20,332,542
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	(941,752)	—	(19,066)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(38,864)	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	146,441,628	3,721,930	(96,731,056)	(215,020,141)	20,313,476

Net realized and unrealized gain (loss) on investments and foreign currencies	273,827,473	62,197,924	(87,391,536)	(53,763,245)	62,025,777

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$294,948,715	$66,712,652	$(49,323,341)	$(57,114,141)	$63,230,757

* Net of foreign withholding taxes on interest and dividends of	$—	$422,867	$1,333	$—	$60

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

554

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2022

	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return
INVESTMENT INCOME:
Dividends (unaffiliated)	$45,278,119	$7,207,069	$5,732,030	$14,291,232	$6,639,754
Dividends (affiliated)	97,935	21,774	—	—	—
Interest (unaffiliated)	4,620	173	—	17,486	4,433,272
Interest (affiliated)	—	—	—	—	—

Total investment income*	45,380,674	7,229,016	5,732,030	14,308,718	11,073,026

EXPENSES:
Investment advisory and management fees	12,166,794	1,041,336	5,039,667	7,874,963	3,679,390
Services fees:
Class 2	—	—	5,803	12,826	34,114
Class 3	139,815	57,625	453,497	999,392	948,098
Transfer agent fees	2,948	1,619	2,509	2,072	2,214
Custodian and accounting fees	306,702	49,006	92,399	131,503	121,966
Reports to shareholders	61,898	6,159	20,333	50,002	18,890
Audit and tax fees	46,957	46,342	42,362	50,283	51,369
Legal fees	21,452	5,083	10,478	11,400	9,317
Trustees’ fees and expenses	112,770	11,849	26,783	40,274	19,459
Deferred offering costs	—	—	—	—	—
Interest expense	11,946	1,716	3,031	2,994	18
License fee	334,546	69,422	—	—	—
Other expenses	69,372	49,685	40,359	63,318	38,465

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	13,275,200	1,339,842	5,737,221	9,239,027	4,923,300

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(4,683,656)	(64,082)	—	(466,152)	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	8,591,544	1,275,760	5,737,221	8,772,875	4,923,300

Net investment income (loss)	36,789,130	5,953,256	(5,191)	5,535,843	6,149,726

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	163,728,219	25,086,301	129,110,026	195,548,000	47,237,595
Investments (affiliated)	24,320	(16,471)	—	—	—
Futures contracts	5,432,513	197,075	—	—	16,702
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(9,994)	(3,825)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	169,185,052	25,266,905	129,110,026	195,538,006	47,250,472

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	456,403,093	39,205,414	4,591,635	24,938,394	10,170,616
Investments (affiliated)	1,536,242	360,510	—	—	—
Futures contracts	(1,962,442)	(36,331)	—	—	(82,828)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(4,776)	(8,484)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	455,976,893	39,529,593	4,591,635	24,933,618	10,079,304

Net realized and unrealized gain (loss) on investments and foreign currencies	625,161,945	64,796,498	133,701,661	220,471,624	57,329,776

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$661,951,075	$70,749,754	$133,696,470	$226,007,467	$63,479,502

* Net of foreign withholding taxes on interest and dividends of	$6,095	$1,313	$6,592	$160,538	$57,200

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

555

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2022

	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond
INVESTMENT INCOME:
Dividends (unaffiliated)	$5,109,403	$13,101,583	$26,239,273	$—	$999,024
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	1,825	9,744	—	8,803,877	16,144,454
Interest (affiliated)	—	—	—	—	—

Total investment income*	5,111,228	13,111,327	26,239,273	8,803,877	17,143,478

EXPENSES:
Investment advisory and management fees	1,309,843	3,970,866	6,028,234	11,233,327	1,880,590
Services fees:
Class 2	—	13,831	14,676	—	10,300
Class 3	97,996	363,911	1,103,512	3,281,456	371,967
Transfer agent fees	2,652	2,806	2,154	738	2,804
Custodian and accounting fees	52,342	121,403	234,037	179,629	50,989
Reports to shareholders	9,448	26,916	111,860	28,355	12,108
Audit and tax fees	47,829	61,097	76,690	63,836	65,557
Legal fees	7,515	8,801	61,704	12,779	6,867
Trustees’ fees and expenses	14,822	17,345	27,146	45,911	10,654
Deferred offering costs	—	—	—	—	—
Interest expense	7,159	1,367	30,570	1,812	—
License fee	87,323	—	—	—	—
Other expenses	37,963	56,475	124,964	132,000	31,342

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,674,892	4,644,818	7,815,547	14,979,843	2,443,178

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	—	(240,443)	(397,743)	—	—
Fees paid indirectly (Note 5)	—	—	(994)	—	—

Net expenses	1,674,892	4,404,375	7,416,810	14,979,843	2,443,178

Net investment income (loss)	3,436,336	8,706,952	18,822,463	(6,175,966)	14,700,300

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	25,745,903	37,721,180	25,002,303	(11,875,407)	5,651,829
Investments (affiliated)	—	—	—	—	—
Futures contracts	3,915,315	—	—	114,817,802	—
Forward contracts	—	—	—	474,236	—
Swap contracts	—	—	—	(257,992)	—
Written option contracts	—	—	—	277,259	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	45,967	(311,288)	(129,780)	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	29,661,218	37,767,147	24,691,015	103,306,118	5,651,829

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	15,917,577	(22,749,765)	27,977,802	(21,794,228)	(10,756,756)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(860,762)	—	—	(30,719,446)	—
Forward contracts	—	—	—	(46,812)	—
Swap contracts	—	—	—	665,812	—
Written option contracts	—	—	—	17,868	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	(93,911)	(174,553)	(21,713)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	15,056,815	(22,843,676)	27,803,249	(51,898,519)	(10,756,756)

Net realized and unrealized gain (loss) on investments and foreign currencies	44,718,033	14,923,471	52,494,264	51,407,599	(5,104,927)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$48,154,369	$23,630,423	$71,316,727	$45,231,633	$9,595,373

* Net of foreign withholding taxes on interest and dividends of	$—	$697,161	$2,727,035	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—

See Notes to Financial Statements

556

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2022

	SA Putnam International Growth and Income	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$10,170,536	$4,626,182	$3,110,936	$6,071,180	$15,811,841
Dividends (affiliated)	—	—	—	—	—
Interest (unaffiliated)	2,701	6,091,371	755	1,837,114	13,879,084
Interest (affiliated)	—	—	—	—	—

Total investment income*	10,173,237	10,717,553	3,111,691	7,908,294	29,690,925

EXPENSES:
Investment advisory and management fees	3,014,498	5,117,275	1,142,871	3,862,629	13,396,810
Services fees:
Class 2	7,025	—	—	—	—
Class 3	283,298	1,539,690	91,162	1,386,865	4,398,581
Transfer agent fees	2,825	598	2,652	707	746
Custodian and accounting fees	71,791	168,212	75,744	223,063	365,499
Reports to shareholders	10,323	12,246	5,436	18,563	36,118
Audit and tax fees	62,889	44,752	47,378	51,198	60,159
Legal fees	7,265	9,474	7,087	13,593	16,824
Trustees’ fees and expenses	11,018	21,468	11,631	18,307	60,295
Deferred offering costs	—	—	—	—	—
Interest expense	999	23,137	3,516	321	6,671
License fee	—	—	67,292	—	—
Other expenses	63,598	140,836	62,571	72,459	112,085

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,535,529	7,077,688	1,517,340	5,647,705	18,453,788

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(160,386)	32,183	48,516	238,441	—
Fees paid indirectly (Note 5)	—	—	—	—	—

Net expenses	3,375,143	7,109,871	1,565,856	5,886,146	18,453,788

Net investment income (loss)	6,798,094	3,607,682	1,545,835	2,022,148	11,237,137

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	17,723,611	22,040,980	29,778,707	44,834,927	159,700,595
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	39,822,739	1,826,789	(60,540)	39,540,290
Forward contracts	(1,490,946)	(849,349)	—	—	1,352
Swap contracts	—	—	—	23,027	79,154
Written option contracts	—	—	—	(2,193)	(3,222)
Net realized foreign exchange gain (loss) on other assets and liabilities	(56,037)	73,226	—	(18,492)	(53,573)
Net realized gain on capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—	—	—

Net realized gain (loss) on investments and foreign currencies	16,176,628	61,087,596	31,605,496	44,776,729	199,264,596

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	24,239,861	(12,290,662)	(35,882,987)	(208,457)	(69,696,383)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(2,073,197)	(2,493,334)	(17,112)	(7,248,529)
Forward contracts	(480,046)	222,242	—	—	(3,302)
Swap contracts	—	—	—	(23,152)	(38,394)
Written option contracts	—	—	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	(42,373)	(35,176)	—	(7,589)	(64,678)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	23,106

Net unrealized gain (loss) on investments and foreign currencies	23,717,442	(14,176,793)	(38,376,321)	(256,310)	(77,028,180)

Net realized and unrealized gain (loss) on investments and foreign currencies	39,894,070	46,910,803	(6,770,825)	44,520,419	122,236,416

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$46,692,164	$50,518,485	$(5,224,990)	$46,542,567	$133,473,553

* Net of foreign withholding taxes on interest and dividends of	$975,607	$228,026	$5,333	$262,382	$970,581

** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$18,565

See Notes to Financial Statements

557

SUNAMERICA SERIES TRUST

STATEMENT OF OPERATIONS (continued)

For the Year Ended January 31, 2022

	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—
Dividends (affiliated)	119,175,506	75,510,025	5,494,106
Interest (unaffiliated)	19,838,505	11,907,949	25,749
Interest (affiliated)	—	—	—

Total investment income*	139,014,011	87,417,974	5,519,855

EXPENSES:
Investment advisory and management fees	24,641,319	15,487,268	1,006,258
Services fees:
Class 2	—	—	—
Class 3	29,488,098	18,045,042	1,261,382
Transfer agent fees	1,033	1,020	737
Custodian and accounting fees	114,346	53,826	50,244
Reports to shareholders	191,363	188,870	13,248
Audit and tax fees	36,092	36,093	36,326
Legal fees	63,321	37,946	8,514
Trustees’ fees and expenses	409,557	244,790	16,899
Deferred offering costs	—	—	—
Interest expense	91,182	52,810	5,513
License fee	—	—	50,481
Other expenses	156,129	104,116	28,111

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	55,192,440	34,251,781	2,477,713

Net (fees waived and expenses reimbursed)/ recouped by investment advisor (Note 4)	(549,472)	(102,295)	—
Fees paid indirectly (Note 5)	—	—	—

Net expenses	54,642,968	34,149,486	2,477,713

Net investment income (loss)	84,371,043	53,268,488	3,042,142

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(311,595,584)	(193,881,682)	(9,369,927)
Investments (affiliated)	524,170,905	360,948,332	17,168,260
Futures contracts	68,197,147	(71,450,042)	12,674,093
Forward contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	1,942	—
Net realized gain on capital gain distributions received from underlying funds (affiliated)	479,943,978	290,467,560	6,194,968
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4)	—	—	—
Net increase from reimbursement of investment violation (Note 4)	—	—	—

Net realized gain (loss) on investments and foreign currencies	760,716,446	386,086,110	26,667,394

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)**	(122,749,852)	(53,653,635)	2,782,855
Investments (affiliated)	(109,210,528)	19,085,943	13,628,960
Futures contracts	(15,681,128)	(17,282,303)	(3,827,402)
Forward contracts	—	—	—
Swap contracts	—	—	—
Written option contracts	—	—	—
Change in net unrealized foreign exchange gain (loss) on other assets and liabilities	—	7,044	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—

Net unrealized gain (loss) on investments and foreign currencies	(247,641,508)	(51,842,951)	12,584,413

Net realized and unrealized gain (loss) on investments and foreign currencies	513,074,938	334,243,159	39,251,807

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$597,445,981	$387,511,647	$42,293,949

* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—

** Net of foreign withholding taxes on capital gains of	$—	$—	$—

See Notes to Financial Statements

558

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock Multi-Factor 70/30
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the period October 13, 2020@ through January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(5,924,887)	$(2,982,148)	$4,432,073	$3,093,633	$571,469	$41,451
Net realized gain (loss) on investments and foreign currencies	272,209,383	166,535,320	134,674,579	770,443	3,039,768	54,001
Net unrealized gain (loss) on investments and foreign currencies	87,408,154	315,070,215	13,492,866	80,539,618	(1,878,373)	640,645

Net increase (decrease) in net assets resulting from operations	353,692,650	478,623,387	152,599,518	84,403,694	1,732,864	736,097

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(103,418,896)	(109,722,458)	(1,959,469)	(3,367,550)	(6,215)	(565)
Distributable earnings — Class 2	(7,702,594)	(7,866,258)	(128,010)	(254,570)	—	—
Distributable earnings — Class 3	(51,325,676)	(45,564,964)	(4,972,809)	(11,510,906)	(2,899,484)	(77,833)

Total distributions to shareholders	(162,447,166)	(163,153,680)	(7,060,288)	(15,133,026)	(2,905,699)	(78,398)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(108,847,941)	(61,503,791)	(86,323,906)	(2,201,072)	41,855,969	19,163,670

TOTAL INCREASE (DECREASE) IN NET ASSETS	82,397,543	253,965,916	59,215,324	67,069,596	40,683,134	19,821,369

NET ASSETS:
Beginning of period	1,876,979,888	1,623,013,972	551,008,761	483,939,165	19,821,369	—

End of period	$1,959,377,431	$1,876,979,888	$610,224,085	$551,008,761	$60,504,503	$19,821,369

@	Commencement of operations

See Notes to Financial Statements

559

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA BlackRock VCP Global Multi Asset		SA DFA Ultra Short Bond		SA Emerging Markets Equity Index
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,529,759	$3,113,528	$(1,812,786)	$68,148	$1,796,068	$1,274,783
Net realized gain (loss) on investments and foreign currencies	83,340,866	27,216,151	32,869	52,381	(16,422)	1,657,730
Net unrealized gain (loss) on investments and foreign currencies	(48,973,015)	47,385	(2,100,536)	(154,728)	(10,015,411)	23,954,977

Net increase (decrease) in net assets resulting from operations	37,897,610	30,377,064	(3,880,453)	(34,199)	(8,235,765)	26,887,490

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(126,307)	(3,156)	(68,148)	(2,351,532)	(1,009,900)	(2,087,549)
Distributable earnings — Class 2	—	—	—	(230,583)	—	—
Distributable earnings — Class 3	(127,467,523)	(18,264,090)	—	(3,496,541)	(122,197)	(98,120)

Total distributions to shareholders	(127,593,830)	(18,267,246)	(68,148)	(6,078,656)	(1,132,097)	(2,185,669)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	100,831,627	(12,978,554)	(17,574,452)	21,181,009	(5,081,877)	10,972,850

TOTAL INCREASE (DECREASE) IN NET ASSETS:	11,135,407	(868,736)	(21,523,053)	15,068,154	(14,449,739)	35,674,671

NET ASSETS:
Beginning of period	821,317,505	822,186,241	390,297,119	375,228,965	124,564,645	88,889,974

End of period	$832,452,912	$821,317,505	$368,774,066	$390,297,119	$110,114,906	$124,564,645

See Notes to Financial Statements

560

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Federated Hermes Corporate Bond		SA Fidelity Institutional AM® International Growth		SA Fidelity Institutional AM® Real Estate
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$48,957,224	$46,488,200	$207,357	$1,113,361	$2,489,719	$4,166,310
Net realized gain (loss) on investments and foreign currencies	2,224,534	9,083,107	26,100,984	28,864,415	28,883,106	(5,266,781)
Net unrealized gain (loss) on investments and foreign currencies	(80,728,979)	20,678,287	(21,698,859)	40,737,544	45,227,264	(2,312,628)

Net increase (decrease) in net assets resulting from operations	(29,547,221)	76,249,594	4,609,482	70,715,320	76,600,089	(3,413,099)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(17,702,149)	(25,966,438)	(25,297,942)	(11,338,619)	(1,689,876)	(6,302,527)
Distributable earnings — Class 2	(487,013)	(877,589)	—	—	(57,865)	(248,459)
Distributable earnings — Class 3	(33,592,327)	(44,559,484)	(698,007)	(98,957)	(2,352,716)	(10,086,356)

Total distributions to shareholders	(51,781,489)	(71,403,511)	(25,995,949)	(11,437,576)	(4,100,457)	(16,637,342)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	221,079,930	71,564,987	520,660	(23,597,863)	(50,019,256)	26,251,619

TOTAL INCREASE (DECREASE) IN NET ASSETS	139,751,220	76,411,070	(20,865,807)	35,679,881	22,480,376	6,201,178

NET ASSETS:
Beginning of period	1,433,923,789	1,357,512,719	350,952,673	315,272,792	279,806,207	273,605,029

End of period	$1,573,675,009	$1,433,923,789	$330,086,866	$350,952,673	$302,286,583	$279,806,207

See Notes to Financial Statements

561

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Fixed Income Index		SA Fixed Income Intermediate Index		SA Franklin BW U.S. Large Cap Value†
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,479,626	$11,812,245	$6,940,961	$6,700,485	$22,987,246	$26,825,609
Net realized gain (loss) on investments and foreign currencies	1,466,309	6,646,931	138,362	1,078,930	231,591,757	5,993,110
Net unrealized gain (loss) on investments and foreign currencies	(30,720,596)	8,585,867	(19,699,810)	7,946,396	134,875,918	23,388,635

Net increase (decrease) in net assets resulting from operations	(18,774,661)	27,045,043	(12,620,487)	15,725,811	389,454,921	56,207,354

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(16,013,562)	(13,163,683)	(6,860,389)	(6,517,607)	(24,429,813)	(69,740,861)
Distributable earnings — Class 2	—	—	—	—	(1,059,869)	(3,038,519)
Distributable earnings — Class 3	(2,395,495)	(1,351,847)	(445,021)	(614,808)	(11,762,309)	(35,262,921)

Total distributions to shareholders	(18,409,057)	(14,515,530)	(7,305,410)	(7,132,415)	(37,251,991)	(108,042,301)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	14,938,175	33,001,574	137,731,287	16,453,159	(222,609,721)	99,632,055

TOTAL INCREASE (DECREASE) IN NET ASSETS	(22,245,543)	45,531,087	117,805,390	25,046,555	129,593,209	47,797,108

NET ASSETS:
Beginning of period	582,728,788	537,197,701	401,702,836	376,656,281	1,421,007,082	1,373,209,974

End of period	$560,483,245	$582,728,788	$519,508,226	$401,702,836	$1,550,600,291	$1,421,007,082

†	See Note 1

See Notes to Financial Statements

562

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin Small Company Value		SA Franklin Systematic U.S. Large Cap Value†		SA Franklin Tactical Opportunities†
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,700,002	$3,625,504	$7,056,241	$9,587,251	$665,135	$672,260
Net realized gain (loss) on investments and foreign currencies	65,945,692	19,866,299	90,521,492	27,251,373	7,463,536	773,730
Net unrealized gain (loss) on investments and foreign currencies	(163,705)	21,895,788	(19,985,642)	14,040,025	1,329,275	3,953,511

Net increase (decrease) in net assets resulting from operations	67,481,989	45,387,591	77,592,091	50,878,649	9,457,946	5,399,501

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(9,405,869)	(8,613,467)	(16,070,255)	(29,256,059)	(13,202)	(2,621)
Distributable earnings — Class 2	—	—	(473,825)	(761,326)	—	—
Distributable earnings — Class 3	(13,794,759)	(11,837,824)	(20,197,120)	(27,317,410)	(5,747,727)	(1,003,870)

Total distributions to shareholders	(23,200,628)	(20,451,291)	(36,741,200)	(57,334,795)	(5,760,929)	(1,006,491)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(39,932,325)	7,776,901	(22,980,030)	63,849,284	4,495,781	10,683,456

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,349,036	32,713,201	17,870,861	57,393,138	8,192,798	15,076,466

NET ASSETS:
Beginning of period	351,394,623	318,681,422	416,914,816	359,521,678	70,954,341	55,877,875

End of period	$355,743,659	$351,394,623	$434,785,677	$416,914,816	$79,147,139	$70,954,341

†	See Note 1

See	Notes to Financial Statements

563

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Franklin U.S. Equity Smart Beta		SA Global Index Allocation 60/40		SA Global Index Allocation 75/25
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,201,520	$2,215,226	$834,341	$909,342	$767,991	$725,556
Net realized gain (loss) on investments and foreign currencies	16,627,980	(1,162,234)	2,929,740	872,345	2,378,995	846,127
Net unrealized gain (loss) on investments and foreign currencies	11,366,091	14,645,289	408,166	5,298,048	1,595,355	5,242,166

Net increase (decrease) in net assets resulting from operations	30,195,591	15,698,281	4,172,247	7,079,735	4,742,341	6,813,849

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(95,277)	(3,424,756)	(5,422)	(6,212)	(5,481)	(5,137)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(39,740)	(3,429,990)	(1,569,952)	(2,695,570)	(1,171,934)

Total distributions to shareholders	(95,277)	(3,464,496)	(3,435,412)	(1,576,164)	(2,701,051)	(1,177,071)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(18,569,868)	8,083,442	17,268,658	21,467,820	23,280,938	13,492,764

TOTAL INCREASE (DECREASE) IN NET ASSETS	11,530,446	20,317,227	18,005,493	26,971,391	25,322,228	19,129,542

NET ASSETS:
Beginning of period	150,335,334	130,018,107	68,504,809	41,533,418	59,623,938	40,494,396

End of period	$161,865,780	$150,335,334	$86,510,302	$68,504,809	$84,946,166	$59,623,938

See	Notes to Financial Statements

564

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Global Index Allocation 90/10		SA Goldman Sachs Global Bond		SA Goldman Sachs Multi-Asset Insights
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,603,485	$2,505,873	$1,558,289	$2,433,675	$159,743	$59,330
Net realized gain (loss) on investments and foreign currencies	6,733,863	1,712,837	(5,103,803)	14,806,446	6,422,507	1,981,166
Net unrealized gain (loss) on investments and foreign currencies	12,730,563	21,791,163	(30,088,445)	10,774,304	(2,097,264)	2,206,947

Net increase (decrease) in net assets resulting from operations	22,067,911	26,009,873	(33,633,959)	28,014,425	4,484,986	4,247,443

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(81,626)	—	(2,382,453)	(555,775)	(22,435)	(1,790)
Distributable earnings — Class 2	—	—	(96,167)	(21,858)	—	—
Distributable earnings — Class 3	(5,608,918)	—	(7,322,632)	(1,101,258)	(6,256,534)	(483,077)

Total distributions to shareholders	(5,690,544)	—	(9,801,252)	(1,678,891)	(6,278,969)	(484,867)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	85,723,836	32,040,941	43,147,313	(24,640,830)	(1,562,263)	4,342,880

TOTAL INCREASE (DECREASE) IN NET ASSETS	102,101,203	58,050,814	(287,898)	1,694,704	(3,356,246)	8,105,456

NET ASSETS:
Beginning of period	211,318,400	153,267,586	397,754,411	396,059,707	41,844,612	33,739,156

End of period	$313,419,603	$211,318,400	$397,466,513	$397,754,411	$38,488,366	$41,844,612

See Notes to Financial Statements

565

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Index Allocation 60/40		SA Index Allocation 80/20		SA Index Allocation 90/10
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,315,349	$2,329,379	$4,026,771	$4,095,586	$10,751,592	$10,527,303
Net realized gain (loss) on investments and foreign currencies	9,040,436	4,119,368	16,311,726	7,572,568	38,768,197	17,962,169
Net unrealized gain (loss) on investments and foreign currencies	6,118,558	14,972,672	26,145,801	35,030,079	91,569,693	95,008,063

Net increase (decrease) in net assets resulting from operations	17,474,343	21,421,419	46,484,298	46,698,233	141,089,482	123,497,535

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(9,409)	(16,058)	(65,456)	(11,833)	(163,034)	(20,640)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(2,570,590)	(5,279,953)	(12,127,602)	(1,740,454)	(31,563,156)	(4,132,220)

Total distributions to shareholders	(2,579,999)	(5,296,011)	(12,193,058)	(1,752,287)	(31,726,190)	(4,152,860)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	32,487,026	33,247,474	69,515,856	43,051,301	189,282,916	102,856,314

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,381,370	49,372,882	103,807,096	87,997,247	298,646,208	222,200,989

NET ASSETS:
Beginning of period	192,798,276	143,425,394	356,354,141	268,356,894	927,613,816	705,412,827

End of period	$240,179,646	$192,798,276	$460,161,237	$356,354,141	$1,226,260,024	$927,613,816

See Notes to Financial Statements

566

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA International Index		SA Invesco Growth Opportunities		SA Invesco Main Street Large Cap
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$15,696,286	$9,785,214	$(2,654,401)	$(2,110,072)	$2,611,527	$3,479,603
Net realized gain (loss) on investments and foreign currencies	2,811,721	1,491,691	70,568,990	45,016,878	96,775,557	22,733,500
Net unrealized gain (loss) on investments and foreign currencies	28,165,516	53,947,195	(108,721,814)	110,007,245	(7,372,952)	33,304,334

Net increase (decrease) in net assets resulting from operations	46,673,523	65,224,100	(40,807,225)	152,914,051	92,014,132	59,517,437

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(11,824,174)	(12,182,156)	(21,725,338)	(20,111,214)	(20,112,002)	(25,674,322)
Distributable earnings — Class 2	—	—	(470,133)	(441,490)	(187,029)	(269,507)
Distributable earnings — Class 3	(259,899)	(196,287)	(22,337,011)	(19,148,196)	(5,955,925)	(7,843,100)

Total distributions to shareholders	(12,084,073)	(12,378,443)	(44,532,482)	(39,700,900)	(26,254,956)	(33,786,929)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	83,138,975	61,335,001	8,404,880	(30,716,260)	(7,400,736)	2,718,112

TOTAL INCREASE (DECREASE) IN NET ASSETS	117,728,425	114,180,658	(76,934,827)	82,496,891	58,358,440	28,448,620

NET ASSETS:
Beginning of period	641,980,805	527,800,147	382,031,871	299,534,980	457,475,453	429,026,833

End of period	$759,709,230	$641,980,805	$305,097,044	$382,031,871	$515,833,893	$457,475,453

See Notes to Financial Statements

567

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Janus Focused Growth		SA JPMorgan Diversified Balanced		SA JPMorgan Emerging Markets
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,998,710)	$(953,423)	$3,906,497	$3,164,395	$5,509,475	$2,526,384
Net realized gain (loss) on investments and foreign currencies	95,853,906	55,916,813	64,312,567	19,464,044	26,906,340	21,420,781
Net unrealized gain (loss) on investments and foreign currencies	(23,795,419)	83,944,366	(50,117,719)	15,697,870	(40,799,946)	35,294,838

Net increase (decrease) in net assets resulting from operations	70,059,777	138,907,756	18,101,345	38,326,309	(8,384,131)	59,242,003

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(35,793,878)	(22,781,378)	(9,103,608)	(3,247,981)	(1,655,782)	(1,695,764)
Distributable earnings — Class 2	(1,102,541)	(719,117)	(1,203,432)	(500,995)	(53,377)	(50,731)
Distributable earnings — Class 3	(19,250,493)	(10,661,841)	(16,859,244)	(9,438,571)	(2,410,513)	(2,128,937)

Total distributions to shareholders	(56,146,912)	(34,162,336)	(27,166,284)	(13,187,547)	(4,119,672)	(3,875,432)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(4,062,726)	(10,945,895)	203,766,845	3,115,271	(2,743,801)	(12,708,090)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,850,139	93,799,525	194,701,906	28,254,033	(15,247,604)	42,658,481

NET ASSETS:
Beginning of period	521,866,045	428,066,520	312,992,766	284,738,733	256,632,837	213,974,356

End of period	$531,716,184	$521,866,045	$507,694,672	$312,992,766	$241,385,233	$256,632,837

See Notes to Financial Statements

568

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Equity-Income		SA JPMorgan Global Equities		SA JPMorgan MFS Core Bond
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$21,121,242	$ 21,937,717	$4,514,728	$6,748,630	$38,068,195	$40,059,887
Net realized gain (loss) on investments and foreign currencies	127,385,845	39,183,821	58,475,994	(4,407,370)	9,339,520	46,624,935
Net unrealized gain (loss) on investments and foreign currencies	146,441,628	(13,382,686)	3,721,930	34,495,348	(96,731,056)	5,577,224

Net increase (decrease) in net assets resulting from operations	294,948,715	47,738,852	66,712,652	36,836,608	(49,323,341)	92,262,046

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(45,682,745)	(76,509,405)	(5,540,730)	(12,778,216)	(38,125,100)	(27,370,922)
Distributable earnings — Class 2	(555,377)	(820,366)	(53,062)	(120,554)	(244,695)	(201,953)
Distributable earnings — Class 3	(15,688,731)	(22,415,802)	(814,949)	(1,454,188)	(32,224,532)	(22,171,936)

Total distributions to shareholders	(61,926,853)	(99,745,573)	(6,408,741)	(14,352,958)	(70,594,327)	(49,744,811)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(70,747,357)	85,352,826	(58,836,574)	(16,807,913)	138,593,288	(22,748,119)

TOTAL INCREASE (DECREASE) IN NET ASSETS	162,274,505	33,346,105	1,467,337	5,675,737	18,675,620	19,769,116

NET ASSETS:
Beginning of period	1,102,824,668	1,069,478,563	375,845,567	370,169,830	2,048,214,673	2,028,445,557

End of period	$1,265,099,173	$1,102,824,668	$377,312,904	$375,845,567	$2,066,890,293	$2,048,214,673

See Notes to Financial Statements

569

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA JPMorgan Mid-Cap Growth		SA Large Cap Growth Index		SA Large Cap Index
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(3,350,896)	$(1,998,275)	$1,204,980	$2,057,956	$36,789,130	$42,961,516
Net realized gain (loss) on investments and foreign currencies	161,256,896	92,392,873	41,712,301	18,403,871	169,185,052	55,120,348
Net unrealized gain (loss) on investments and foreign currencies	(215,020,141)	74,481,975	20,313,476	55,732,612	455,976,893	355,943,796

Net increase (decrease) in net assets resulting from operations	(57,114,141)	164,876,573	63,230,757	76,194,439	661,951,075	454,025,660

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(40,367,617)	(28,789,196)	(18,287,214)	(9,496,766)	(96,089,906)	(79,105,862)
Distributable earnings — Class 2	(2,620,811)	(2,099,882)	—	—	—	—
Distributable earnings — Class 3	(48,355,014)	(24,824,452)	(1,806,413)	(435,355)	(1,890,448)	(860,574)

Total distributions to shareholders	(91,343,442)	(55,713,530)	(20,093,627)	(9,932,121)	(97,980,354)	(79,966,436)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	317,956,168	(10,842,480)	(23,774,038)	(32,243,938)	(120,139,072)	37,863,995

TOTAL INCREASE (DECREASE) IN NET ASSETS	169,498,585	98,320,563	19,363,092	34,018,380	443,831,649	411,923,219

NET ASSETS:
Beginning of period	518,107,492	419,786,929	312,443,834	278,425,454	2,946,100,530	2,534,177,311

End of period	$687,606,077	$518,107,492	$331,806,926	$312,443,834	$3,389,932,179	$2,946,100,530

See Notes to Financial Statements

570

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Large Cap Value Index		SA MFS Blue Chip Growth		SA MFS Massachusetts Investors Trust
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,953,256	$7,656,874	$(5,191)	$1,380,766	$5,535,843	$6,552,017
Net realized gain (loss) on investments and foreign currencies	25,266,905	4,112,354	129,110,026	82,198,170	195,538,006	44,962,207
Net unrealized gain (loss) on investments and foreign currencies	39,529,593	1,628,839	4,591,635	89,268,712	24,933,618	85,648,294

Net increase (decrease) in net assets resulting from operations	70,749,754	13,398,067	133,696,470	172,847,648	226,007,467	137,162,518

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(11,012,740)	(29,481,760)	(62,683,134)	(50,285,822)	(32,986,622)	(60,632,562)
Distributable earnings — Class 2	—	—	(421,004)	(306,704)	(365,520)	(673,733)
Distributable earnings — Class 3	(988,451)	(1,125,506)	(20,317,333)	(13,033,145)	(17,068,137)	(32,012,188)

Total distributions to shareholders	(12,001,191)	(30,607,266)	(83,421,471)	(63,625,671)	(50,420,279)	(93,318,483)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(6,143,972)	40,821,331	(41,095,290)	(91,896,204)	(143,377,050)	12,470,483

TOTAL INCREASE (DECREASE) IN NET ASSETS	52,604,591	23,612,132	9,179,709	17,325,773	32,210,138	56,314,518

NET ASSETS:
Beginning of period	298,346,363	274,734,231	733,472,367	716,146,594	1,065,167,174	1,008,852,656

End of period	$350,950,954	$298,346,363	$742,652,076	$733,472,367	$1,097,377,312	$1,065,167,174

See Notes to Financial Statements

571

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA MFS Total Return		SA Mid Cap Index		SA Morgan Stanley International Equities
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,149,726	$7,583,229	$3,436,336	$3,107,747	$8,706,952	$5,820,978
Net realized gain (loss) on investments and foreign currencies	47,250,472	30,359,604	29,661,218	19,314,933	37,767,147	(2,917,736)
Net unrealized gain (loss) on investments and foreign currencies	10,079,304	4,898,259	15,056,815	40,679,529	(22,843,676)	45,370,065

Net increase (decrease) in net assets resulting from operations	63,479,502	42,841,092	48,154,369	63,102,209	23,630,423	48,273,307

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(10,609,869)	(7,541,285)	(20,493,360)	(6,166,563)	(3,602,200)	(10,772,414)
Distributable earnings — Class 2	(1,444,493)	(1,031,559)	—	—	(98,646)	(269,108)
Distributable earnings — Class 3	(24,815,355)	(15,531,860)	(2,357,166)	(356,976)	(1,486,825)	(4,061,161)

Total distributions to shareholders	(36,869,717)	(24,104,704)	(22,850,526)	(6,523,539)	(5,187,671)	(15,102,683)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	11,132,219	(2,252,953)	41,660,553	25,080,454	(60,341,223)	(10,261,063)

TOTAL INCREASE (DECREASE) IN NET ASSETS	37,742,004	16,483,435	66,964,396	81,659,124	(41,898,471)	22,909,561

NET ASSETS:
Beginning of period	525,524,035	509,040,600	375,851,696	294,192,572	478,191,321	455,281,760

End of period	$563,266,039	$525,524,035	$442,816,092	$375,851,696	$436,292,850	$478,191,321

See Notes to Financial Statements

572

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA PIMCO RAE International Value		SA PIMCO VCP Tactical Return Balanced		SA PineBridge High-Yield Bond
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$18,822,463	$13,495,825	$(6,175,966)	$(1,112,912)	$14,700,300	$14,656,857
Net realized gain (loss) on investments and foreign currencies	24,691,015	10,582,468	103,306,118	105,587,969	5,651,829	(1,379,023)
Net unrealized gain (loss) on investments and foreign currencies	27,803,249	(17,573,022)	(51,898,519)	(7,581,872)	(10,756,756)	8,335,994

Net increase (decrease) in net assets resulting from operations	71,316,727	6,505,271	45,231,633	96,893,185	9,595,373	21,613,828

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(8,149,772)	(7,182,585)	(25,946)	(8,665)	(7,199,054)	(8,608,552)
Distributable earnings — Class 2	(264,075)	(213,449)	—	—	(330,789)	(405,270)
Distributable earnings — Class 3	(11,480,839)	(9,809,635)	(184,873,294)	(78,636,452)	(7,195,789)	(8,130,080)

Total distributions to shareholders	(19,894,686)	(17,205,669)	(184,899,240)	(78,645,117)	(14,725,632)	(17,143,902)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	(93,031,641)	21,012,596	74,445,528	(37,714,067)	1,172,546	2,472,489

TOTAL INCREASE (DECREASE) IN NET ASSETS	(41,609,600)	10,312,198	(65,222,079)	(19,465,999)	(3,957,713)	6,942,415

NET ASSETS:
Beginning of period	730,230,164	719,917,966	1,298,250,397	1,317,716,396	296,564,237	289,621,822

End of period	$688,620,564	$730,230,164	$1,233,028,318	$1,298,250,397	$292,606,524	$296,564,237

See Notes to Financial Statements

573

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA Putnam International Growth and Income		SA Schroders VCP Global Allocation		SA Small Cap Index
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$6,798,094	$4,940,070	$3,607,682	$3,064,859	$1,545,835	1,405,585
Net realized gain (loss) on investments and foreign currencies	16,176,628	631,232	61,087,596	(21,888,491)	31,605,496	7,846,550
Net unrealized gain (loss) on investments and foreign currencies	23,717,442	15,937,818	(14,176,793)	13,831,640	(38,376,321)	66,415,629

Net increase (decrease) in net assets resulting from operations	46,692,164	21,509,120	50,518,485	(4,991,992)	(5,224,990)	75,667,764

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(4,197,287)	(3,645,863)	(1,760)	(3,202)	(9,350,840)	(10,710,133)
Distributable earnings — Class 2	(84,432)	(93,061)	—	—	—	—
Distributable earnings — Class 3	(1,974,512)	(2,265,172)	(2,310,160)	(10,111,114)	(1,429,258)	(701,876)

Total distributions to shareholders	(6,256,231)	(6,004,096)	(2,311,920)	(10,114,316)	(10,780,098)	(11,412,009)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	34,654,420	12,944,748	(69,597,273)	(16,720,138)	2,439,341	22,072,330

TOTAL INCREASE (DECREASE) IN NET ASSETS	75,090,353	28,449,772	(21,390,708)	(31,826,446)	(13,565,747)	86,328,085

NET ASSETS:
Beginning of period	275,774,039	247,324,267	603,678,260	635,504,706	314,727,124	228,399,039

End of period	$350,864,392	$275,774,039	$582,287,552	$603,678,260	$301,161,377	314,727,124

See Notes to Financial Statements

574

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA T. Rowe Price Asset Allocation Growth		SA T. Rowe Price VCP Balanced		SA VCP Dynamic Allocation
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,022,148	$1,858,548	$11,237,137	$13,806,639	$84,371,043	$126,764,933
Net realized gain (loss) on investments and foreign currencies	44,776,729	5,334,434	199,264,596	22,598,009	760,716,446	500,185,406
Net unrealized gain (loss) on investments and foreign currencies	(256,310)	48,698,379	(77,028,180)	103,352,354	(247,641,508)	676,527,456

Net increase (decrease) in net assets resulting from operations	46,542,567	55,891,361	133,473,553	139,757,002	597,445,981	1,303,477,795

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(4,865)	(6,445)	(6,133)	(2,180)	(37,257)	(14,992)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	(8,254,703)	(4,266,959)	(99,112,499)	(38,309,398)	(852,559,522)	(743,954,777)

Total distributions to shareholders	(8,259,568)	(4,273,404)	(99,118,632)	(38,311,578)	(852,596,779)	(743,969,769)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	187,682,346	108,329,474	14,577,572	(56,511,833)	(506,230,777)	(505,882,234)

TOTAL INCREASE (DECREASE) IN NET ASSETS	225,965,345	159,947,431	48,932,493	44,933,591	(761,381,575)	53,625,792

NET ASSETS:
Beginning of period	403,139,053	243,191,622	1,664,345,923	1,619,412,332	11,751,516,946	11,697,891,154

End of period	$629,104,398	$403,139,053	$1,713,278,416	$1,664,345,923	$10,990,135,371	$11,751,516,946

See Notes to Financial Statements

575

SUNAMERICA SERIES TRUST

STATEMENT OF CHANGES IN NET ASSETS (continued)

	SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the year ended January 31, 2022	For the year ended January 31, 2021	For the year ended January 31, 2022	For the year ended January 31, 2021
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$53,268,488	$63,306,485	$3,042,142	$3,896,576
Net realized gain (loss) on investments and foreign currencies	386,086,110	186,000,030	26,667,394	(1,762,827)
Net unrealized gain (loss) on investments and foreign currencies	(51,842,951)	314,099,910	12,584,413	31,795,418

Net increase (decrease) in net assets resulting from operations	387,511,647	563,406,425	42,293,949	33,929,167

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	(37,729)	(10,749)	(29,452)	(4,829)
Distributable earnings — Class 2	—	—	—	—
Distributable earnings — Class 3	(372,296,363)	(316,550,137)	(42,316,405)	(11,201,753)

Total distributions to shareholders	(372,334,092)	(316,560,886)	(42,345,857)	(11,206,582)

Net increase (decrease) in net assets resulting from Capital share transactions (Note 7)	1,053,054,934	(320,072,368)	83,997,315	30,886,126

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,068,232,489	(73,226,829)	83,945,407	53,608,711

NET ASSETS:
Beginning of period	6,048,420,748	6,121,647,577	440,113,639	386,504,928

End of period	$7,116,653,237	$6,048,420,748	$524,059,046	$440,113,639

See Notes to Financial Statements

576

SUNAMERICA SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

January 31, 2022

Note 1.  Description of Business and Basis of Presentation

SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of sixty-one separate investment series, fifty-three of which are included in this report. The Eight Portfolios of the Trust not included in this report are the SA American Funds Asset Allocation Portfolio, SA American Funds Global Growth Portfolio, SA American Funds Growth Portfolio, SA American Funds Growth-Income Portfolio and SA American Funds VCP Managed Allocation Portfolio (collectively, the “Feeder Funds”). They also include SA Wellington Government & Quality Bond Portfolio, SA Wellington Strategic Multi-Asset Income Portfolio, and SA Wellington Capital Appreciation Portfolio. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect majority-owned subsidiary of American International Group, Inc., a Delaware Corporation (“AIG”), serves as investment adviser for all the Portfolios of the Trust. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Trust are held by separate accounts of American General Life Insurance Company (“AGL”), a Texas life insurer, The Variable Annuity Life Insurance Company (“VALIC”), a Texas life insurer, and The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”) and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. AGL, VALIC and USL are majority-owned subsidiaries of AIG.

The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment objectives. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain variable contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.

Effective May 3, 2021, the name of the SA Legg Mason BW Large Cap Value Portfolio was changed to SA Franklin BW U.S. Large Cap Value Portfolio.

Effective May 3, 2021, the name of the SA Legg Mason Tactical Opportunities Portfolio was changed to SA Franklin Tactical Opportunities Portfolio.

Effective July 12, 2021, the name of the SA Dogs of Wall Street Portfolio was changed to SA Franklin Systematic U.S. Large Cap Value Portfolio.

The investment goals for each of the Portfolios included in this report are as follows:

The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.

The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.

The SA BlackRock Multi-Factor 70/30 Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% of its net assets in equity securities and 30% of its net assets in fixed income securities.

The SA BlackRock VCP Global Multi Asset Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest tactically allocating its assets to various equity and fixed income asset classes. Under normal market conditions, the Portfolio targets an allocation of approximately 55% of its net assets to equity exposure and approximately 45% of its net assets to fixed income exposure.

The SA DFA Ultra Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in bonds.

The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.

The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds.”

577

The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.

The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.

The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.

The SA Franklin BW U.S. Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.

The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.

The SA Franklin Systematic U.S. Large Cap Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.

The SA Franklin Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies. income securities.

The SA Franklin U.S. Equity Smart Beta Portfolio seeks long-term growth of capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers.

The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Goldman Sachs Global Bond Portfolio seeks high total return, emphasizing current income and, to a lesser extent, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.

The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.

The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in

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equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).

The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.

The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

The SA Invesco Main Street Large Cap Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.

The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.

The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.

The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.

The SA JPMorgan Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.

The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.

The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.

The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.

The SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value ”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.

The SA MFS Blue Chip Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.

The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.

The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.

The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.

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The SA Morgan Stanley International Equities Portfolio seeks long-term capital appreciation. Its strategy is to invest in a diversified portfolio of equity securities of non-U.S. issuers based on fundamental analysis and individual stock selection. Under normal circumstances, at least 80% of its net assets will be invested in equity securities that may include convertible securities.

The SA PIMCO RAE International Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries.

The SA PIMCO VCP Tactical Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest in a combination of fixed-income instruments and derivatives. Under normal circumstances, the Portfolio targets an allocation of approximately 60% of its net assets to a component that gains exposure to equity markets primarily by investing in exchange-traded futures contracts and equity swaps and approximately 40% of its net assets to fixed income component.

The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.

The SA Putnam International Growth and Income Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.

The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.

The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.

The SA T. Rowe Price Asset Allocation Growth Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.

The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust portfolios (Fund-to-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).

The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).

Each Portfolio is diversified with the exception of SA Fidelity Institutional AM® Real Estate Portfolio, SA Goldman Sachs Global Bond Portfolio, SA Janus Focused Growth Portfolio and SA MFS Blue Chip Growth Portfolio*, which are non-diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).

Indemnifications: The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

*	Effective March 15, 2022, the Portfolio’s sub-classification under the Investment Company Act of 1940 changed from “diversified” to “non-diversified”.

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Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of January 31, 2022, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread

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models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts:    During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA JPMorgan Diversified Balanced, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The SA PIMCO VCP Tactical Balanced Portfolio used forward currency contracts to enhance returns and to hedge currency exposure. In addition, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond and SA Schroders VCP Global Allocation Portfolios also used forward currency contracts to enhance returns. The SA JPMorgan MFS Core Bond Portfolio used forward contracts to generate incremental income.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures:    During the period, the SA Federated Hermes Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights and SA Schroders VCP Global Allocation Portfolios used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S.

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small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA Franklin Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA JPMorgan Emerging Markets, SA MFS Total Return, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA International Index, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Schroders VCP Global Allocation, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA T. Rowe Price Asset Allocation Growth Portfolio used futures contracts to manage duration and hedge against changes in interest rates. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options:    During the period, the SA BlackRock VCP Global Multi Asset, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price Asset Allocation Growth, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns. In addition, the SA PIMCO VCP Tactical Balanced Portfolio also used swaptions as a substitute for physical securities to manage duration exposure and risk, and to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

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Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts:    Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements:    During the period, the SA Goldman Sachs Global Bond, SA T. Rowe Price Asset Allocation Growth and SA T. Rowe Price VCP Balanced Portfolios used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used credit default swaps to passively replicate exposure to U.S. investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio also used credit default swaps as a substitute for physical securities, to manage credit exposure and risk and to enhance returns.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio

584

may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements:    During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to adjust portfolio duration and to enhance returns.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements:    Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

585

Master Agreements:    Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of January 31, 2022, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ended January 31, 2022. For a detailed presentation of derivatives held as of January 31, 2022, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$48,094	$—	$—	$—	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	—	—	—	—	5,500	—	—	—
SA Franklin Tactical Opportunities	—	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	70,649	2,634,906	16,100	—	34,249	1,830,595	789,989	—
SA Goldman Sachs Multi-Asset Insights	1,453	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	7,242	—	—	—	14,117	—	—	—
SA JPMorgan MFS Core Bond	10,830	—	—	—	271,844	—	—	—
SA MFS Total Return	1,352	—	—	—	12,469	—	—	—
SA PIMCO VCP Tactical Balanced	191,560	738,593	—	—	—	344,285	91,956	—
SA Schroders VCP Global Allocation	62,084	—	—	—	98,507	—	—	—
SA T. Rowe Price Asset Allocation Growth	422	—	547	—	1,281	—	—	—
SA T. Rowe Price VCP Balanced	16,216	—	1,641	—	39,222	—	—	—
SA VCP Index Allocation	7,000	—	—	—	3,750	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	3,122,115	—	3,758,200	—	149,850	—	—	—
SA Emerging Markets Equity Index	289,920	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	—	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	33,060	—	—	—	—	—	—	—
SA International Index	831,060	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	370,466	—	—	—	376,200	—	—	—
SA JPMorgan Emerging Markets	84,480	—	—	—	—	—	—	—
SA Large Cap Growth Index	8,100	—	—	—	—	—	—	—
SA Large Cap Index	1,737,450	—	—	—	—	—	—	—
SA Large Cap Value Index	16,200	—	—	—	—	—	—	—
SA Mid Cap Index	336,400	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	9,121,130	—	7,446,540	—	—	—	—	—
SA Schroders VCP Global Allocation	2,125,575	—	1,429,072	—	12,668	—	—	—
SA Small Cap Index	523,320	—	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	3,354,210	—	11,672,940	—	—	—	—	—
SA VCP Dynamic Allocation	6,904,418	—	108,491,882	—	—	—	—	—
SA VCP Dynamic Strategy	—	—	72,303,281	—	5,265,000	—	—	—
SA VCP Index Allocation	1,625,880	—	3,772,760	—	12,469	—	—	—

586

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)(8)	Swap Contracts(2)	Options Purchased(3)	Foreign Forward Exchange Contracts(4)	Futures Contracts(1)(8)	Swap Contracts(5)	Options Written(6)	Foreign Forward Exchange Contracts(7)
Portfolio	Credit Contracts
SA Goldman Sachs Global Bond	$—	$17,541	$—	$—	$—	$54,975	$—	$—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	—	22,233	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	—	34,087	—	—
SA T. Rowe Price Asset Allocation Growth	—	—	—	—	—	23,152	—	—
SA T. Rowe Price VCP Balanced	—	—	—	—	—	42,030	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	482,879	—	—	—	415,347
SA Goldman Sachs Global Bond	—	—	221,410	1,405,655	—	—	204,117	1,296,685
SA JPMorgan Diversified Balanced	—	—	—	50,288	—	—	—	107,197
SA JPMorgan MFS Core Bond	—	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	78,179	—	—	—	136,569
SA Putnam International Growth and Income	—	—	—	508,291	—	—	—	1,272,835
SA Schroders VCP Global Allocation	—	—	—	648,197	—	—	—	1,119,642
SA T. Rowe Price VCP Balanced	—	—	—	3,566	—	—	—	6,868

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on swap contracts
(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Unrealized depreciation on swap contracts
(6)	Call and put options written, at value
(7)	Unrealized depreciation on forward foreign currency contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s
Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation/ (Depreciation)	Portfolio	Cumulative Appreciation/ (Depreciation)
SA BlackRock VCP Global Multi Asset	$(3,113,667)	SA Large Cap Value Index	$(30,926)
SA Emerging Markets Equity Index	87,003	SA MFS Total Return	(82,828)
SA Federated Hermes Corporate Bond	(223,553)	SA Mid Cap Index	(662,950)
SA Franklin Tactical Opportunities	—	SA PIMCO VCP Tactical Balanced	(19,647,940)
SA Goldman Sachs Global Bond	(440,905)	SA Schroders VCP Global Index Allocation	(729,938)
SA Goldman Sachs Multi-Asset Insights	(122,338)	SA Small Cap Index	(1,434,812)
SA International Index	(364,158)	SA T. Rowe Price Asset Allocation Growth	(15,962)
SA JPMorgan Diversified Balanced	(952,665)	SA T. Rowe Price VCP Balanced	(8,593,030)
SA JPMorgan Emerging Markets	(85,491)	SA VCP Dynamic Allocation	(2,355,662)
SA JPMorgan MFS Core Bond	(1,777,500)	SA VCP Dynamic Strategy	(1,929,889)
SA Large Cap Growth Index	(15,463)	SA VCP Index Allocation	(4,418,237)
SA Large Cap Index	(1,552,967)

587

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Foreign Forward Exchange Contracts(5)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$(171,819)	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	(6,273,885)	—	—	—	—
SA Franklin Tactical Opportunities	72,009	—	—	—	—
SA Goldman Sachs Global Bond	(915,335)	(2,600,020)	80,003	5,932	—
SA Goldman Sachs Multi-Asset Insights	(468,254)	—	—	—	—
SA JPMorgan Diversified Balanced	87,159	—	—	—	—
SA JPMorgan MFS Core Bond	455,121	—	—	—	—
SA MFS Total Return	16,702	—	—	—	—
SA PIMCO VCP Tactical Balanced	100,637	283,610	277,259	151,900	—
SA Schroders VCP Global Allocation	3,021,706	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(60,540)	—	(2,193)	19	—
SA T. Rowe Price VCP Balanced	(3,171,510)	—	(3,222)	—	—
SA VCP Index Allocation	(2,631,181)	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	31,417,020	—	—	(14,049,555)	—
SA Emerging Markets Equity Index	(211,481)	—	—	—	—
SA Franklin Tactical Opportunities	944,089	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	19,192	—	—	—	—
SA International Index	1,234,171	—	—	—	—
SA JPMorgan Diversified Balanced	5,935,647	—	—	—	—
SA JPMorgan Emerging Markets	(39,962)	—	—	—	—
SA Large Cap Growth Index	170,294	—	—	—	—
SA Large Cap Index	5,432,513	—	—	—	—
SA Large Cap Value Index	197,075	—	—	—	—
SA Mid Cap Index	3,915,315	—	—	—	—
SA PIMCO VCP Tactical Balanced	114,717,165	—	—	(12,714,702)	—
SA Schroders VCP Global Allocation	36,801,033	—	—	(10,842,869)	—
SA Small Cap Index	1,826,789	—	—	—	—
SA T. Rowe Price VCP Balanced	42,711,800	—	—	(21,802,805)	—
SA VCP Dynamic Allocation	68,197,147	—	—	(342,687,117)	—
SA VCP Dynamic Strategy	(71,450,042)	—	—	(205,479,355)	—
SA VCP Index Allocation	15,305,274	—	—	(9,369,927)	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	306,768	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	122,539	—	—	—
SA PIMCO VCP Tactical Balanced	—	(541,602)	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	23,027	—	—	—
SA T. Rowe Price VCP Balanced	—	79,154	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(786,026)
SA Goldman Sachs Global Bond	—	—	1,189,719	(1,226,846)	1,169,820
SA JPMorgan Diversified Balanced	—	—	—	—	94,968
SA JPMorgan MFS Core Bond	—	—	—	—	1,827,393
SA PIMCO VCP Tactical Balanced	—	—	—	—	474,236
SA Putnam International Growth and Income	—	—	—	—	(1,490,946)
SA Schroders VCP Global Allocation	—	—	—	—	(849,349)
SA T. Rowe Price VCP Balanced	—	—	—	—	1,352

588

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Foreign Forward Exchange Contracts(10)
Portfolio	Interest Rate Contracts
SA BlackRock VCP Global Multi Asset	$122,318	$—	$—	$—	$—
SA Federated Hermes Corporate Bond	2,679,691	—	—	—	—
SA Franklin Tactical Opportunities	(23,219)	—	—	—	—
SA Goldman Sachs Global Bond	(449,125)	578,794	83,254	(218,904)	—
SA Goldman Sachs Multi-Asset Insights	(35,360)	—	—	—	—
SA JPMorgan Diversified Balanced	(512,327)	—	—	—	—
SA JPMorgan MFS Core Bond	(941,752)	—	—	—	—
SA MFS Total Return	(82,828)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(2,288,124)	396,239	17,868	—	—
SA Schroders VCP Global Allocation	(210,751)	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	(17,112)	—	—	75	—
SA T. Rowe Price VCP Balanced	(346,293)	—	—	225	—
SA VCP Index Allocation	63,971	—	—	—	—

	Equity Contracts
SA BlackRock VCP Global Multi Asset	(3,603,578)	—	—	(3,677,601)	—
SA Emerging Markets Equity Index	(540,439)	—	—	—	—
SA Franklin Tactical Opportunities	(42,014)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(41,846)	—	—	—	—
SA International Index	(267,507)	—	—	—	—
SA JPMorgan Diversified Balanced	(2,260,782)	—	—	—	—
SA JPMorgan Emerging Markets	(85,491)	—	—	—	—
SA Large Cap Growth Index	(19,066)	—	—	—	—
SA Large Cap Index	(1,962,442)	—	—	—	—
SA Large Cap Value Index	(36,331)	—	—	—	—
SA Mid Cap Index	(860,762)	—	—	—	—
SA PIMCO VCP Tactical Balanced	(28,431,322)	—	—	(1,955,264)	—
SA Schroders VCP Global Allocation	(1,862,446)	—	—	(1,427,064)	—
SA Small Cap Index	(2,493,334)	—	—	—	—
SA T. Rowe Price VCP Balanced	(6,902,236)	—	—	(7,759,293)	—
SA VCP Dynamic Allocation	(15,681,128)	—	—	(6,981,301)	—
SA VCP Dynamic Strategy	(17,282,303)	—	—	(127,352)	—
SA VCP Index Allocation	(3,891,373)	—	—	2,786,632	—

	Credit Contracts
SA Goldman Sachs Global Bond	—	(77,077)	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	(32,456)	—	—	—
SA PIMCO VCP Tactical Balanced	—	269,573	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	(23,152)	—	—	—
SA T. Rowe Price VCP Balanced	—	(38,394)	—	—	—

	Foreign Exchange Contracts
SA BlackRock VCP Global Multi Asset	—	—	—	—	(32,308)
SA Goldman Sachs Global Bond	—	—	(21,833)	26,654	129,456
SA JPMorgan Diversified Balanced	—	—	—	—	(30,044)
SA JPMorgan MFS Core Bond	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—	—	(46,812)
SA Putnam International Growth and Income	—	—	—	—	(480,046)
SA Schroders VCP Global Allocation	—	—	—	—	222,242
SA T. Rowe Price VCP Balanced	—	—	—	—	(3,302)

589

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended January 31, 2022.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Call Options Contracts(1)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(2)	Credit Swap Contracts(2)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
SA BlackRock VCP Global Multi Asset	$235,519,715	$86,152,682	$—	$3,386,783	$—	$—	$—	$—
SA Emerging Markets Equity Index	10,392,191	—	—	—	—	—	—	—
SA Federated Hermes Corporate Bond	47,892,565	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	6,175,156	—	—	—	—	—	—	—
SA Goldman Sachs Global Bond	127,625,234	289,879,397	178,974	233,167	759,698,614	46,421,386	297,958	386,961
SA Goldman Sachs Multi-Asset Insights	13,735,476	—	—	—	—	9,217,500	—	—
SA International Index	56,001,703	—	—	—	—	—	—	—
SA JPMorgan Diversified Balanced	98,310,981	14,735,201	—	—	—	—	—	—
SA JPMorgan Emerging Markets	1,433,687	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	169,021,029	13,383,220	—	—	—	—	—	—
SA Large Cap Growth Index	604,315	—	—	—	—	—	—	—
SA Large Cap Index	26,301,509	—	—	—	—	—	—	—
SA Large Cap Value Index	737,157	—	—	—	—	—	—	—
SA MFS Total Return	3,887,479	—	—	—	—	—	—	—
SA Mid Cap Index	23,433,889	—	—	—	—	—	—	—
SA PIMCO VCP Tactical Balanced	1,016,805,600	29,966,772	—	7,159,025	24,773,352	22,633,333	18,929	65,103
SA Putnam International Growth and Income	—	141,344,861	—	—	—	—	—	—
SA Schroders VCP Global Allocation	381,217,110	187,639,211	—	1,147,508	—	—	—	—
SA Small Cap Index	10,149,812	—	—	—	—	—	—	—
SA T. Rowe Price Asset Allocation Growth	3,364,906	—	—	46	—	3,291,667	78	173
SA T. Rowe Price VCP Balanced	352,604,165	327,681	—	5,012,783	—	7,466,667	148	502
SA VCP Dynamic Allocation	752,970,583	—	—	97,355,490	—	—	—	136,500
SA VCP Dynamic Strategy	288,407,875	—	—	59,705,275	—	—	—	97,500
SA VCP Index Allocation	118,409,689	—	—	1,596,783	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of January 31, 2022. The repurchase agreements held by the Portfolios as of January 31, 2022, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA BlackRock VCP Global Multi Asset Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Barclays Bank PLC	$17,636	$—	$—	$17,636	$2,348	$—	$—	$2,348	$15,288	$—	$15,288
Citibank N.A. . .	852	—	—	852	—	—	—	—	852	—	852
Deutsche Bank AG	140,093	—	—	140,093	11,832	—	—	11,832	128,261	—	128,261
JPMorgan Chase Bank	313,749	—	—	313,749	28,722	—	—	28,722	285,027	—	285,027
Morgan Stanley and Co.	10,549	—	—	10,549	43,681	—	—	43,681	(33,132)	—	(33,132)
UBS AG	—	—	—	—	328,764	—	—	328,764	(328,764)	—	(328,764)

Total	$482,879	$—	$—	$482,879	$415,347	$—	$—	$415,347	$67,532	$—	$67,532

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

590

	SA Goldman Sachs Global Bond Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$32,544	$32,544	$—	$—	$5,595	$5,595	$26,949	$—	$26,949
Citibank N.A.	—	—	6,635	6,635	—	—	438,023	438,023	(431,388)	370,000	(61,388)
Deutsche Bank AG	—	—	—	—	—	—	68,042	68,042	(68,042)	—	(68,042)
HSBC Bank PLC	—	—	15,639	15,639	—	—	17,529	17,529	(1,890)	—	(1,890)
JPMorgan Chase Bank N.A.	1,405,655	—	24,992	1,430,647	1,296,685	—	116,063	1,412,748	17,899	—	17,899
Morgan Stanley & Co., Inc.	—	—	57,505	57,505	—	—	134,846	134,846	(77,341)	77,341	—
UBS AG	—	—	100,195	100,195	—	—	214,008	214,008	(113,813)	90,000	(23,813)

Total	$1,405,655	$—	$237,510	$1,643,165	$1,296,685	$—	$994,106	$2,290,791	$(647,626)	$537,341	$(110,285)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA JPMorgan Diversified Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$7,659	$—	$—	$7,659	$21,026	$—	$—	$21,026	$(13,367)	$—	$(13,367)
Merrill Lynch International	11,554	—	—	11,554	44,749	—	—	44,749	(33,195)	—	(33,195)
Standard Chartered Bank	380	—	—	380	392	—	—	392	(12)	—	(12)
State Street Bank & Trust Co.	30,695	—	—	30,695	35,216	—	—	35,216	(4,521)	—	(4,521)
Toronto Dominion Bank	—	—	—	—	5,814	—	—	5,814	(5,814)	—	(5,814)

Total	$50,288	$—	$—	$50,288	$107,197	$—	$—	$107,197	$(56,909)	$—	$(56,909)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA PIMCO VCP Tactical Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America N.A.	$24,026	$—	$—	$24,026	$113,785	$—	$44,658	$158,443	$(134,417)	$—	$(134,417)
Barclays Bank PLC	141	—	—	141	8,300	—	25,468	33,768	(33,627)	—	(33,627)
Citibank N.A.	44	—	—	44	1,567	—	1,835	3,402	(3,358)	—	(3,358)
Goldman Sachs Bank USA	53,968	—	—	53,968	12,917	—	19,572	32,489	21,479	—	21,479
Morgan Stanley Capital Services, LLC	—	—	—	—	—	—	423	423	(423)	—	(423)

Total	$78,179	$—	$—	$78,179	$136,569	$—	$91,956	$228,525	$(150,346)	$—	$(150,346)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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	SA Putnam International Growth and Income Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$6,982	$—	$—	$6,982	$111,640	$—	$—	$111,640	$(104,658)	$—	$(104,658)
Barclays Bank PLC	—	—	—	—	68,316	—	—	68,316	(68,316)	—	(68,316)
Citibank N.A.	52,316	—	—	52,316	137,130	—	—	137,130	(84,814)	—	(84,814)
Goldman Sachs International	15,361	—	—	15,361	64,074	—	—	64,074	(48,713)	—	(48,713)
HSBC Bank USA N.A.	8,802	—	—	8,802	84,367	—	—	84,367	(75,565)	—	(75,565)
JPMorgan Chase Bank N.A.	158,280	—	—	158,280	119,737	—	—	119,737	38,543	—	38,543
Morgan Stanley & Co. International PLC	32,066	—	—	32,066	140,129	—	—	140,129	(108,063)	—	(108,063)
NatWest Markets PLC	31,363	—	—	31,363	211,318	—	—	211,318	(179,955)	—	(179,955)
State Street Bank & Trust Co.	81,651	—	—	81,651	248,606	—	—	248,606	(166,955)	—	(166,955)
Toronto Dominion Bank	778	—	—	778	6,596	—	—	6,596	(5,818)	—	(5,818)
UBS AG	18,477	—	—	18,477	78,978	—	—	78,978	(60,501)	—	(60,501)
Westpac Banking Corp.	102,215	—	—	102,215	1,944	—	—	1,944	100,271	—	100,271

Total	$508,291	$—	$—	$508,291	$1,272,835	$—	$—	$1,272,835	$(764,544)	$—	$(764,544)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$—	$—	$—	$—	$50,335	$—	$—	$50,335	$(50,335)	$—	$(50,335)
Barclays Bank PLC	152,318	—	—	152,318	82,368	—	—	82,368	69,950	—	69,950
Citibank N.A.	—	—	—	—	35,730	—	—	35,730	(35,730)	—	(35,730)
Goldman Sachs International	93,774	—	—	93,774	9,998	—	—	9,998	83,776	—	83,776
Morgan Stanley & Co. International PLC	230,063	—	—	230,063	372,720	—	—	372,720	(142,657)	2,000	(140,657)
UBS AG	172,042	—	—	172,042	568,491	—	—	568,491	(396,449)	290,000	(106,449)

Total	$648,197	$—	$—	$648,197	$1,119,642	$—	$—	$1,119,642	$(471,445)	$292,000	$(179,445)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA T. Rowe Price VCP Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$85	$—	$—	$85	$1,092	$—	$—	$1,092	$(1,007)	$—	$(1,007)
Canadian Imperial Bank of Commerce . . .	—	—	—	—	786	—	—	786	(786)	—	(786)
Citibank N.A.	248	—	—	248	789	—	—	789	(541)	—	(541)
Goldman Sachs International	779	—	—	779	1,311	—	—	1,311	(532)	—	(532)
HSBC Bank USA N.A.	647	—	—	647	1,524	—	—	1,524	(877)	—	(877)
Morgan Stanley & Co. International PLC	529	—	—	529	1,040	—	—	1,040	(511)	—	(511)
UBS AG	1,278	—	—	1,278	326	—	—	326	952	—	952

	$3,566	$—	$—	$3,566	$6,868	$—	$—	$6,868	$(3,302)	$—	$(3,302)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

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	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$35,394,896	$35,394,896	$—	$—	$—	$—	$35,394,896	$(35,394,896)	$—
Goldman Sachs International	—	—	31,153,113	31,153,113	—	—	—	—	31,153,113	(31,153,113)	—
JPMorgan Chase Bank, N.A.	—	—	11,863,320	11,863,320	—	—	—	—	11,863,320	(11,863,320)	—
UBS AG	—	—	30,080,553	30,080,553	—	—	—	—	30,080,553	(30,080,553)	—

Total	$—	$—	$108,491,882	$108,491,882	$—	$—	$—	$—	$108,491,882	$(108,491,882)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total		Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$18,991,770	$18,991,770	$—	$—	$—	$—	$18,991,770	$(18,991,770)	$—
Goldman Sachs International	—	—	24,780,885	24,780,885	—	—	—	—	24,780,885	(24,780,885)	—
JPMorgan Chase Bank N.A.	—	—	5,931,660	5,931,660	—	—	—	—	5,931,660	(5,931,660)	—
UBS AG	—	—	22,598,966	22,598,966	—	—	—	—	22,598,966	(22,598,966)	—

Total	$—	$—	$72,303,281	$72,303,281	$—	$—	$—	$—	$72,303,281	$(72,303,281)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Structured Notes:    A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

Inflation-Indexed Bonds:    Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

Repurchase Agreements:    The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For

593

repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

Reverse Repurchase Agreements:    Certain Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision.

Stripped Mortgage-Backed Securities:    Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.

Mortgage-Backed Dollar Rolls:    Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments:    Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Loans:    Certain Portfolios invests in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis. Unsettled loans at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation:    The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

594

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders:    Security transactions are recorded on a trade date basis. Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For any fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, distributions from income from the Underlying Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the underlying Portfolios, if any, are recorded to realized gains on the ex-dividend date.

Realized gains and losses on the sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. For the fund of fund portfolios including the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of each of the respective fund of fund portfolios and do not include indirect expenses associated with the investments in the underlying funds.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of recognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

595

Organization and Offering Costs:    Organization costs incurred in connection with the commencement of the SA BlackRock Multi-Factor 70/30 Portfolio are expensed in the current period, while offering costs are reflected as “Deferred offering costs” in the Statement of Assets and Liabilities of the Portfolio, and amortized over 12-month period. As of January 31, 2022, the deferred offering costs for SA BlackRock Multi-Factor 70/30 Portfolio was fully amortized.

LIBOR Risk:    A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. On March 5, 2021, the FCA and LIBOR’s administrator announced that most LIBOR settings will no longer be published after June 30, 2023. Such announcements indicate that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed. These announcements and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

Regulators and market participants are working together to identify or develop successor Reference Rates. It is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates, and these changes could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or net asset value.

Recent Accounting and Regulatory Developments:    In March 2020, the FASB issued ASU No. 2020-04 “Facilitation of the Effects of Reference Rate Reform on Financial Reporting”, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank offered based reference rates at of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is evaluating the potential impact of ASU 2020-04 on the financial statements.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule became effective on March 8, 2021 and has a compliance date of September 8, 2022 (eighteen months following the effective date). Management is currently evaluating the Rule and its impact to the Portfolios.

Note 3.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in passive foreign investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2022
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$—	$267,274,676	$736,467,276	$13,065,838	$149,381,328
SA AB Small & Mid Cap Value	59,814,436	78,115,374	107,983,190	7,060,288	—
SA BlackRock Multi-Factor 70/30	339,527	472,460	(1,319,007)	2,893,977	11,722
SA BlackRock VCP Global Multi Asset	42,324	10,239	(8,729,132)	121,009,315	6,584,515
SA DFA Ultra Short Bond	—	(6,102,880)	(2,030,830)	68,148	—
SA Emerging Market Equity Index	1,661,777	(2,126,654)	11,297,959	1,132,097	—
SA Federated Hermes Corporate Bond	44,745,599	4,786,798	35,960,639	47,252,207	4,529,282
SA Fidelity Institutional AM® International Growth	18,663	25,678,006	46,173,267	9,406,740	16,589,209
SA Fidelity Institutional AM® Real Estate	6,017,311	20,243,560	74,621,998	4,100,457	—
SA Fixed Income Index	9,412,821	1,466,309	9,449,951	12,995,759	5,413,298
SA Fixed Income Intermediate Index	6,336,641	137,471	(128,555)	6,916,213	389,197
SA Franklin BW U.S. Large Cap Value	68,534,373	180,326,593	361,410,309	31,998,161	5,253,830
SA Franklin Small Company Value	26,511,379	41,071,143	42,793,206	23,200,628	—

596

	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2022
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA Franklin Systematic U.S. Large Value	$30,084,833	$65,644,064	$9,234,032	$29,141,823	$7,599,377
SA Franklin Tactical Opportunities	2,694,823	444,385	8,722,400	3,077,442	2,683,487
SA Franklin U.S. Equity Smart Beta	2,501,818	15,372,434	29,440,362	95,277	—
SA Global Index Allocation 60/40	36,971	779,322	7,948,152	1,123,307	2,312,105
SA Global Index Allocation 75/25	91,926	993,346	9,204,002	1,084,129	1,616,922
SA Global Index Allocation 90/10	3,860,122	5,404,630	42,196,831	2,830,543	2,860,001
SA Goldman Sachs Global Bond	—	(684,857)	1,430,188	9,801,252	—
SA Goldman Sachs Multi-Asset Insights	565,049	1,424,383	1,665,544	3,354,355	2,924,614
SA Index Allocation 60/40	3,054,643	8,153,600	31,456,428	186,849	2,393,150
SA Index Allocation 80/20	6,168,023	14,031,467	83,617,180	4,621,576	7,571,482
SA Index Allocation 90/10	16,665,207	32,793,020	244,246,138	12,192,901	19,533,289
SA International Index	18,879,653	354,148	111,497,402	11,954,433	129,640
SA Invesco Growth Opportunities	4,707,001	62,313,718	35,337,336	18,020,552	26,511,930
SA Invesco Main Street Large Cap	14,738,943	85,427,002	100,201,137	3,129,347	23,125,609
SA Janus Focused Growth	1,894,477	91,089,007	199,805,974	5,241,420	50,905,492
SA JPMorgan Diversified Balanced	20,043,026	43,434,225	19,067,723	8,448,890	18,717,394
SA JPMorgan Emerging Markets	5,378,458	1,668,748	22,525,919	4,119,672	—
SA JPMorgan Equity-Income	23,907,916	122,500,358	400,081,347	21,890,797	40,036,056
SA JPMorgan Global Equities	11,220,000	47,543,664	95,279,029	6,408,741	—
SA JPMorgan MFS Core Bond	36,791,801	(836,438)	2,563,745	70,594,327	—
SA JPMorgan Mid-Cap Growth	8,179,819	148,757,001	41,345,842	21,724,166	69,619,276
SA Large Cap Growth Index	3,303,468	39,488,342	127,166,291	5,219,337	14,874,290
SA Large Cap Index	47,439,363	151,808,510	1,739,161,755	52,026,895	45,953,459
SA Large Cap Value Index	9,443,374	20,970,247	51,577,476	9,890,341	2,110,850
SA MFS Blue Chip Growth	39,505,299	89,600,195	247,844,902	11,819,913	71,601,558
SA MFS Massachusetts	17,846,422	185,189,478	446,880,230	6,645,574	43,774,705
SA MFS Total Return	7,655,089	45,144,085	111,064,221	7,724,715	29,145,002
SA Mid Cap Index	9,612,622	22,457,651	74,295,931	14,427,000	8,423,526
SA Morgan Stanley International Equities	10,255,007	36,504,139	43,894,149	5,187,671	—
SA PIMCO RAE International Value	35,486,576	13,341,405	14,240,906	19,894,686	—
SA PIMCO VCP Tactical Balanced	—	—	(4,894,993)	78,678,591	106,220,649
SA PineBridge High Yield Bond	13,361,606	(15,645,512)	(3,933,281)	14,725,632	—
SA Putnam International Growth and Income	8,007,116	13,915,138	52,787,943	6,256,231	—
SA Schroders VCP Global Allocation	41,214,794	29,790,068	25,585,477	2,311,920	—
SA Small Cap Index	6,795,465	23,716,249	30,560,148	2,518,592	8,261,506
SA T. Rowe Price Asset Allocation Growth	9,105,852	36,373,326	66,220,143	1,851,287	6,408,281
SA T. Rowe Price VCP Balanced	177,085,848	26,158,193	190,406,207	99,118,632	—
SA VCP Dynamic Allocation	323,651,527	672,795,530	1,182,940,697	182,260,467	670,336,312
SA VCP Dynamic Strategy	134,791,965	344,134,147	658,764,792	289,497,569	82,836,523
SA VCP Index Allocation	14	1,811,435	69,777,010	25,222,163	17,123,694

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

597

	Tax Distributions
	For the year ended January 31, 2021
Portfolio	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$15,054,543	$148,099,137
SA AB Small & Mid Cap Value	3,009,445	12,123,581
SA BlackRock Multi-Factor 70/30	78,398	—
SA BlackRock VCP Global Multi Asset	12,399,416	5,867,830
SA DFA Ultra Short Bond	6,078,656	—
SA Emerging Market Equity Index	25,384,817	31,949,978
SA Federated Hermes Corporate Bond	2,185,669	—
SA Fidelity Institutional AM® International Growth	56,764,993	14,638,518
SA Fidelity Institutional AM® Real Estate	7,831,294	3,606,282
SA Fixed Income Index	7,891,397	8,745,945
SA Fixed Income Intermediate Index	13,208,937	1,306,593
SA Franklin BW U.S. Large Cap Value	7,132,415	—
SA Franklin Small Company Value	8,342,179	12,109,112
SA Franklin Systematic U.S. Large Value	3,463,380	1,116
SA Franklin Tactical Opportunities	912,210	663,954
SA Franklin U.S. Equity Smart Beta	707,804	469,267
SA Global Index Allocation 60/40	—	—
SA Global Index Allocation 75/25	1,678,891	—
SA Global Index Allocation 90/10	86,515	398,352
SA Goldman Sachs Global Bond	2,333,341	2,962,670
SA Goldman Sachs Multi-Asset Insights	—	1,752,287
SA Index Allocation 60/40	—	4,152,860
SA Index Allocation 80/20	12,378,443	—
SA Index Allocation 90/10	2,114,299	37,586,601
SA International Index	5,719,990	28,066,939
SA Invesco Growth Opportunities	3,053,747	31,108,589
SA Invesco Main Street Large Cap	8,998,973	4,188,574
SA Janus Focused Growth	3,875,432	—
SA JPMorgan Diversified Balanced	21,810,996	77,934,577
SA JPMorgan Emerging Markets	5,030,443	9,322,515
SA JPMorgan Equity-Income	49,744,811	—
SA JPMorgan Global Equities	1,734,645	53,978,885
SA JPMorgan MFS Core Bond	3,306,464	6,625,657
SA JPMorgan Mid-Cap Growth	48,610,473	31,355,963
SA Large Cap Growth Index	25,657,712	4,949,554
SA Large Cap Index	26,782,877	81,259,424
SA Large Cap Value Index	923,232	83,259
SA MFS Blue Chip Growth	3,668,614	59,957,057
SA MFS Massachusetts	5,992,880	87,325,603
SA MFS Total Return	9,192,471	14,912,233
SA Mid Cap Index	3,758,219	2,765,320
SA Morgan Stanley International Equities	8,054,543	7,048,140
SA PIMCO RAE International Value	17,205,669	—
SA PIMCO VCP Tactical Balanced	53,120,781	25,524,336
SA PineBridge High Yield Bond	17,143,902	—
SA Putnam International Growth and Income	5,909,187	94,909
SA Schroders VCP Global Allocation	8,223,835	1,890,481
SA Small Cap Index	3,740,118	7,671,891
SA T. Rowe Price Asset Allocation Growth	2,901,332	1,372,072
SA T. Rowe Price VCP Balanced	28,062,257	10,249,321
SA VCP Dynamic Allocation	245,451,686	498,518,083
SA VCP Dynamic Strategy	89,788,869	226,772,017
SA VCP Index Allocation	6,942,562	4,264,020

598

As of January 31, 2022, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Unlimited
Portfolio	ST	LT
SA AB Growth	$—	—
SA AB Small & Mid Cap Value	—	—
SA BlackRock Multi-Factor 70/30	—	—
SA BlackRock VCP Global Multi Asset	—	—
SA DFA Ultra Short Bond	356,370	5,746,510
SA Emerging Market Equity Index	496,610	1,630,044
SA Federated Hermes Corporate Bond	—	—
SA Fidelity Institutional AM® International Growth	—	—
SA Fidelity Institutional AM® Real Estate	—	—
SA Fixed Income Index	—	—
SA Fixed Income Intermediate Index	—	—
SA Franklin BW U.S. Large Cap Value	—	—
SA Franklin Small Company Value	—	—
SA Franklin Systematic U.S. Large Value	—	—
SA Franklin Tactical Opportunities	—	—
SA Franklin U.S. Equity Smart Beta	—	—
SA Global Index Allocation 60/40	—	—
SA Global Index Allocation 75/25	—	—
SA Global Index Allocation 90/10	—	—
SA Goldman Sachs Global Bond	533,337	151,520
SA Goldman Sachs Multi-Asset Insights	—	—
SA Index Allocation 60/40	—	—
SA Index Allocation 80/20	—	—
SA Index Allocation 90/10	—	—
SA International Index	—	—
SA Invesco Growth Opportunities	—	—
SA Invesco Main Street Large Cap	—	—
SA Janus Focused Growth	—	—
SA JPMorgan Diversified Balanced	—	—
SA JPMorgan Emerging Markets	—	—
SA JPMorgan Equity-Income	—	—
SA JPMorgan Global Equities	—	—
SA JPMorgan MFS Core Bond	836,438	—
SA JPMorgan Mid-Cap Growth	—	—
SA Large Cap Growth Index	—	—
SA Large Cap Index	—	—
SA Large Cap Value Index	—	—
SA MFS Blue Chip Growth	—	—
SA MFS Massachusetts	—	—
SA MFS Total Return	—	—
SA Mid Cap Index	—	—
SA Morgan Stanley International Equities	—	—
SA PIMCO RAE International Value	—	—
SA PIMCO VCP Tactical Balanced	—	—
SA PineBridge High Yield Bond	—	15,645,512
SA Putnam International Growth and Income	—	—
SA Schroders VCP Global Allocation	—	—
SA Small Cap Index	—	—
SA T. Rowe Price Asset Allocation Growth	—	—
SA T. Rowe Price VCP Balanced	—	—
SA VCP Dynamic Allocation	—	—
SA VCP Dynamic Strategy	—	—
SA VCP Index Allocation	—	—

599

The Portfolio’s indicated below, utilized capital loss carryforwards, which offset net realized taxable gains in the year ended January 31, 2022.

Portfolio	Capital Loss Carryforward Utilized
SA AB Growth	$—
SA AB Small & Mid Cap Value	—
SA BlackRock Multi-Factor 70/30	—
SA BlackRock VCP Global Multi Asset	—
SA DFA Ultra Short Bond	32,868
SA Emerging Market Equity Index	—
SA Federated Hermes Corporate Bond	—
SA Fidelity Institutional AM® International Growth	—
SA Fidelity Institutional AM® Real Estate	4,120,198
SA Fixed Income Index	—
SA Fixed Income Intermediate Index	—
SA Franklin BW U.S. Large Cap Value	—
SA Franklin Small Company Value	—
SA Franklin Systematic U.S. Large Value	—
SA Franklin Tactical Opportunities	—
SA Franklin U.S. Equity Smart Beta	859,275
SA Global Index Allocation 60/40	—
SA Global Index Allocation 75/25	—
SA Global Index Allocation 90/10	—
SA Goldman Sachs Global Bond	1,493,609
SA Goldman Sachs Multi-Asset Insights	—
SA Index Allocation 60/40	—
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	—
SA Invesco Growth Opportunities	—
SA Invesco Main Street Large Cap	—
SA Janus Focused Growth	—
SA JPMorgan Diversified Balanced	—
SA JPMorgan Emerging Markets	23,913,535
SA JPMorgan Equity-Income	—
SA JPMorgan Global Equities	4,745,129
SA JPMorgan MFS Core Bond	—
SA JPMorgan Mid-Cap Growth	—
SA Large Cap Growth Index	—
SA Large Cap Index	—
SA Large Cap Value Index	—
SA MFS Blue Chip Growth	—
SA MFS Massachusetts	—
SA MFS Total Return	—
SA Mid Cap Index	—
SA Morgan Stanley International Equities	1,524,596
SA PIMCO RAE International Value	—
SA PIMCO VCP Tactical Balanced	—
SA PineBridge High Yield Bond	5,586,561
SA Putnam International Growth and Income	1,161,235
SA Schroders VCP Global Allocation	—
SA Small Cap Index	—
SA T. Rowe Price Asset Allocation Growth	—
SA T. Rowe Price VCP Balanced	—
SA VCP Dynamic Allocation	—
SA VCP Dynamic Strategy	—
SA VCP Index Allocation	—

600

Under the current law, capital losses realized after October 31 and specified ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended January 31, 2022, the Portfolios elected to defer late year ordinary losses and post October capital losses as follows:

Portfolio	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
SA AB Growth	$—	$—	$—
SA AB Small & Mid Cap Value	—	—	—
SA BlackRock Multi-Factor 70/30	—	—	—
SA BlackRock VCP Global Multi Asset	842,978	(5,263,857)	11,184,451
SA DFA Ultra Short Bond	114,201	—	—
SA Emerging Market Equity Index	—	—	—
SA Federated Hermes Corporate Bond	—	—	—
SA Fidelity Institutional AM® International Growth	—	—	—
SA Fidelity Institutional AM® Real Estate	—	—	—
SA Fixed Income Index	—	—	—
SA Fixed Income Intermediate Index	—	—	—
SA Franklin BW U.S. Large Cap Value	—	—	—
SA Franklin Small Company Value	—	—	—
SA Franklin Systematic U.S. Large Value	—	—	—
SA Franklin Tactical Opportunities	—	—	—
SA Franklin U.S. Equity Smart Beta	—	—	—
SA Global Index Allocation 60/40	—	—	—
SA Global Index Allocation 75/25	31,536	—	—
SA Global Index Allocation 90/10	—	—	—
SA Goldman Sachs Global Bond	—	—	—
SA Goldman Sachs Multi-Asset Insights	169,933	—	—
SA Index Allocation 60/40	—	—	—
SA Index Allocation 80/20	—	—	—
SA Index Allocation 90/10	—	—	—
SA International Index	—	—	—
SA Invesco Growth Opportunities	—	—	—
SA Invesco Main Street Large Cap	—	—	—
SA Janus Focused Growth	—	—	—
SA JPMorgan Diversified Balanced	—	—	—
SA JPMorgan Emerging Markets	—	—	—
SA JPMorgan Equity-Income	—	—	—
SA JPMorgan Global Equities	—	—	—
SA JPMorgan MFS Core Bond	—	—	—
SA JPMorgan Mid-Cap Growth	—	—	—
SA Large Cap Growth Index	—	—	—
SA Large Cap Index	—	—	—
SA Large Cap Value Index	—	—	—
SA MFS Blue Chip Growth	—	—	—
SA MFS Massachusetts	—	—	—
SA MFS Total Return	—	—	—
SA Mid Cap Index	—	—	—
SA Morgan Stanley International Equities	—	—	—
SA PIMCO RAE International Value	—	—	—
SA PIMCO VCP Tactical Balanced	1,690,786	10,738,716	27,675,051
SA PineBridge High Yield Bond	—	—	—
SA Putnam International Growth and Income	—	—	—
SA Schroders VCP Global Allocation	—	—	—
SA Small Cap Index	—	—	—
SA T. Rowe Price Asset Allocation Growth	—	—	—
SA T. Rowe Price VCP Balanced	—	—	—
SA VCP Dynamic Allocation	—	—	—
SA VCP Dynamic Strategy	—	—	—
SA VCP Index Allocation	223,157	28,045	—

601

For the period ended January 31, 2022, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, treatment of foreign currency, derivative transactions, investments in partnerships, investments in passive foreign investment companies, paydown losses, investments in real estate investment trusts and expiration of capital loss carryforwards, to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Paid-in Capital
SA AB Growth	$5,924,887	$(4,508,349)	$(1,416,538)
SA AB Small & Mid Cap Value	—	—	—
SA BlackRock Multi-Factor 70/30	157,667	(157,667)	—
SA BlackRock VCP Global Multi Asset	(4,161,094)	4,161,094	—
SA DFA Ultra Short Bond	1,698,585	—	(1,698,585)
SA Emerging Market Equity Index	44,409	(44,409)	—
SA Federated Hermes Corporate Bond	121,493	(121,493)	—
SA Fidelity Institutional AM® International Growth	(130,865)	130,865	—
SA Fidelity Institutional AM® Real Estate	—	—	—
SA Fixed Income Index	—	—	—
SA Fixed Income Intermediate Index	—	—	—
SA Franklin BW U.S. Large Cap Value	(1,262)	1,262	—
SA Franklin Small Company Value	23,781	(23,781)	—
SA Franklin Systematic U.S. Large Value	—	—	—
SA Franklin Tactical Opportunities	54,652	(53,971)	(681)
SA Franklin U.S. Equity Smart Beta	(11)	11	—
SA Global Index Allocation 60/40	280,390	(280,390)	—
SA Global Index Allocation 75/25	306,518	(306,518)	—
SA Global Index Allocation 90/10	1,256,637	(1,256,637)	—
SA Goldman Sachs Global Bond	4,245,021	7,671,215	(11,916,236)
SA Goldman Sachs Multi-Asset Insights	(237,330)	237,330	—
SA Index Allocation 60/40	810,309	(810,309)	—
SA Index Allocation 80/20	2,141,252	(2,141,252)	—
SA Index Allocation 90/10	5,913,616	(5,913,616)	—
SA International Index	933,609	(933,609)	—
SA Invesco Growth Opportunities	2,657,930	(2,657,930)	—
SA Invesco Main Street Large Cap	702,752	(702,751)	(1)
SA Janus Focused Growth	2,539,463	(2,539,463)	—
SA JPMorgan Diversified Balanced	451,463	(561,549)	110,086
SA JPMorgan Emerging Markets	1,149,637	(1,149,637)	—
SA JPMorgan Equity-Income	—	—	—
SA JPMorgan Global Equities	534,062	(534,062)	—
SA JPMorgan MFS Core Bond	3,037,248	(3,037,248)	—
SA JPMorgan Mid-Cap Growth	4,078,220	(4,642,752)	564,532
SA Large Cap Growth Index	—	—	—
SA Large Cap Index	308,642	(308,642)	—
SA Large Cap Value Index	42,766	(42,766)	—
SA MFS Blue Chip Growth	52,116	(52,116)	—
SA MFS Massachusetts	10,139,546	(10,139,546)	—
SA MFS Total Return	1,559,671	(1,554,159)	(5,512)
SA Mid Cap Index	—	—	—
SA Morgan Stanley International Equities	49,787	(49,787)	—
SA PIMCO RAE International Value	1,608,421	(1,608,421)	—
SA PIMCO VCP Tactical Balanced	4,712,044	(4,712,044)	—
SA PineBridge High Yield Bond	—	—	—
SA Putnam International Growth and Income	(1,533,235)	1,533,235	—
SA Schroders VCP Global Allocation	(158,309)	158,309	—
SA Small Cap Index	176,410	(176,410)	—
SA T. Rowe Price Asset Allocation Growth	79,995	(79,995)	—
SA T. Rowe Price VCP Balanced	870,241	(870,241)	—
SA VCP Dynamic Allocation	143,454,366	(143,454,366)	—
SA VCP Dynamic Strategy	81,523,481	(81,523,481)	—
SA VCP Index Allocation	1,731,158	(1,731,158)	—

602

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/ (Loss)	Cost of Investments
SA AB Growth	$745,164,564	$(8,697,188)	$736,467,376	$1,177,592,859
SA AB Small & Mid Cap Value	123,696,784	(15,713,594)	107,983,190	500,506,571
SA BlackRock Multi-Factor 70/30	617,346	(1,936,353)	(1,319,007)	61,806,354
SA BlackRock VCP Global Multi Asset	28,951,392	(37,680,127)	(8,728,735)	807,891,129
SA DFA Ultra Short Bond	15,244	(2,046,074)	(2,030,830)	376,797,550
SA Emerging Market Equity Index	23,586,043	(11,759,303)	11,826,740	89,472,218
SA Federated Hermes Corporate Bond	69,320,453	(33,359,814)	35,960,639	1,496,523,453
SA Fidelity Institutional AM® International Growth	51,436,923	(5,268,495)	46,168,428	283,945,770
SA Fidelity Institutional AM® Real Estate	79,738,797	(5,116,799)	74,621,998	227,494,432
SA Fixed Income Index	17,362,852	(7,912,901)	9,449,951	547,455,014
SA Fixed Income Intermediate Index	6,244,345	(6,372,900)	(128,555)	516,984,327
SA Franklin BW U.S. Large Cap Value	373,260,522	(11,850,083)	361,410,439	1,191,789,957
SA Franklin Small Company Value	54,404,149	(11,610,848)	42,793,301	312,439,292
SA Franklin Systematic U.S. Large Value	24,737,549	(15,503,517)	9,234,032	425,854,745
SA Franklin Tactical Opportunities	10,823,350	(2,100,872)	8,722,478	70,138,474
SA Franklin U.S. Equity Smart Beta	32,489,372	(3,049,010)	29,440,362	132,130,032
SA Global Index Allocation 60/40	9,481,411	(1,533,259)	7,948,152	78,639,562
SA Global Index Allocation 75/25	10,334,709	(1,130,707)	9,204,002	75,821,644
SA Global Index Allocation 90/10	45,527,071	(3,330,240)	42,196,831	271,386,506
SA Goldman Sachs Global Bond	14,129,161	(12,643,810)	1,485,351	392,826,653
SA Goldman Sachs Multi-Asset Insights	2,869,336	(1,203,320)	1,666,016	36,491,287
SA Index Allocation 60/40	34,536,959	(3,080,531)	31,456,428	208,855,633
SA Index Allocation 80/20	86,691,097	(3,073,917)	83,617,180	376,747,446
SA Index Allocation 90/10	251,790,921	(7,544,783)	244,246,138	982,485,349
SA International Index	145,263,090	(33,732,470)	111,530,620	642,669,060
SA Invesco Growth Opportunities	72,655,700	(37,318,363)	35,337,337	260,810,147
SA Invesco Main Street Large Cap	112,482,373	(12,281,236)	100,201,137	416,036,143
SA Janus Focused Growth	210,846,590	(11,040,616)	199,805,974	320,444,311
SA JPMorgan Diversified Balanced	36,105,482	(17,033,511)	19,071,971	475,935,777
SA JPMorgan Emerging Markets	36,385,985	(13,798,606)	22,587,379	214,654,500
SA JPMorgan Equity-Income	408,839,615	(8,758,268)	400,081,347	853,287,746
SA JPMorgan Global Equities	103,856,373	(8,575,996)	95,280,377	282,048,083
SA JPMorgan MFS Core Bond	36,446,522	(33,882,778)	2,563,744	2,203,553,537
SA JPMorgan Mid-Cap Growth	93,164,751	(51,818,909)	41,345,842	642,438,721
SA Large Cap Growth Index	130,818,938	(3,652,647)	127,166,291	204,557,967
SA Large Cap Index	1,812,391,501	(73,229,746)	1,739,161,755	1,642,603,689
SA Large Cap Value Index	60,297,407	(8,719,931)	51,577,476	298,910,552
SA MFS Blue Chip Growth	269,977,928	(22,133,026)	247,844,902	495,028,135
SA MFS Massachusetts	454,392,902	(7,507,896)	446,885,006	648,892,763
SA MFS Total Return	117,413,111	(6,353,422)	111,059,689	446,338,290
SA Mid Cap Index	91,635,303	(17,339,372)	74,295,931	369,789,154
SA Morgan Stanley International Equities	77,810,666	(33,903,076)	43,907,590	383,331,568
SA PIMCO RAE International Value	61,670,572	(47,359,509)	14,311,063	672,659,783
SA PIMCO VCP Tactical Balanced	29,112,977	(33,997,851)	(4,884,874)	1,319,090,781
SA PineBridge High Yield Bond	6,012,287	(9,945,568)	(3,933,281)	295,480,372
SA Putnam International Growth and Income	66,755,086	(13,949,060)	52,806,026	298,601,609
SA Schroders VCP Global Allocation	46,146,725	(20,561,533)	25,585,192	546,303,474
SA Small Cap Index	73,609,643	(43,049,495)	30,560,148	270,494,464
SA T. Rowe Price Asset Allocation Growth	87,461,036	(21,239,230)	66,221,806	562,664,998
SA T. Rowe Price VCP Balanced	246,120,397	(55,678,831)	190,441,566	1,573,983,524
SA VCP Dynamic Allocation	1,407,979,947	(225,039,250)	1,182,940,697	9,941,498,975
SA VCP Dynamic Strategy	817,765,182	(159,007,457)	658,757,725	6,559,436,516
SA VCP Index Allocation	81,585,722	(11,808,712)	69,777,010	453,488,659

603

Note 4.  Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)

The Trust, on behalf of each Portfolio, has entered into an Investment Advisory and Management Agreement, as amended, (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. It is the responsibility of the Adviser and, for certain Portfolios pursuant to Subadvisory Agreements, the subadvisers, to make investment decisions for the Portfolios and to place the purchase and sale orders for the portfolio transactions. Such orders may be directed to any broker including, in the manner and to the extent permitted by applicable law, affiliates of the Adviser or subadviser. The Agreement provides that SAAMCo shall administer the Trust’s business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. There are no subadvisers for the SA Emerging Markets Equity Index, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20, SA Index Allocation 90/10, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA International Index and SA Small Cap Index Portfolios, therefore, SAAMCo performs all investment advisory services for these Portfolios. The term “Assets,” as used in the following tables, means the average daily net assets of the Portfolios.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Portfolio	Assets	Management Fees
SA AB Growth	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
SA AB Small & Mid Cap Value(1)	$0-$250 million	0.950%
	> $250 million	0.900%
SA BlackRock Multi-	$0-$250 million	0.650%
Factor 70/30(2)	> $250 million	0.600%
SA BlackRock VCP Global Multi Asset(3)	$0-$500 million	0.860%
	> $500 million	0.840%
	> $3 billion	0.790%
SA DFA Ultra Short Bond	$0-$100 million	0.475%
	> $100 million	0.450%
	> $500 million	0.425%
	> $1 billion	0.400%
SA Emerging Markets Equity Index	$0-$2 billion	0.450%
	> $2 billion	0.400%
SA Federated Hermes Corporate Bond	$0-$50 million	0.700%
	> $50 million	0.600%
	> $150 million	0.550%
	> $250 million	0.500%
SA Fidelity Institutional AM® International Growth	$0-$100 million	0.780%
	> $100 million	0.760%
	> $200 million	0.750%
SA Fidelity Institutional AM® Real Estate	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Fixed Income Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Fixed Income Intermediate Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Franklin BW U.S. Large Cap Value(4)	$0-$100 million	0.800%
	> $100 million	0.750%
	> $500 million	0.700%
SA Franklin Small Company Value(5)	$0-$200 million	1.000%
	> $200 million	0.920%
	> $500 million	0.900%

Portfolio	Assets	Management Fees
SA Franklin Systematic U.S. Large Cap Value	>$0	0.600%
SA Franklin Tactical Opportunities	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.650%
	> $2 billion	0.625%
SA Franklin U.S. Equity Smart Beta	$0-$100 million	0.500%
	> $100 million	0.480%
	> $250 million	0.460%
	> $500 million	0.440%
	> $750 million	0.430%
SA Global Index Allocation 60/40	> $0	0.100%
SA Global Index Allocation 75/25	> $0	0.100%
SA Global Index Allocation 90/10	> $0	0.100%
SA Goldman Sachs Global Bond	$0-$50 million	0.750%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Goldman Sachs Multi-Asset Insights	$0-$500 million	0.700%
	> $500 million	0.675%
	> $1 billion	0.665%
SA Index Allocation 60/40	> $0	0.100%
SA Index Allocation 80/20	> $0	0.100%
SA Index Allocation 90/10	> $0	0.100%
SA International Index	$0-$2 billion	0.400%
	> $2 billion	0.350%
SA Invesco Growth Opportunities	$0-$250 million	0.750%
	> $250 million	0.700%
	> $500 million	0.650%
SA Invesco Main Street Large Cap(6)	$0-$50 million	0.800%
	> $50 million	0.750%
	> $250 million	0.700%
SA Janus Focused Growth(7)	> $0	0.850%

604

Portfolio	Assets	Management Fees
SA JPMorgan Diversified Balanced(8)	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Emerging Markets(9)	$0-$100 million	1.150%
	> $100 million	1.100%
	> $200 million	1.050%
SA JPMorgan Equity-Income	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $300 million	0.550%
	> $500 million	0.500%
SA JPMorgan Global Equities	$0-$50 million	0.900%
	> $50 million	0.800%
	> $150 million	0.700%
	> $300 million	0.650%
SA JPMorgan MFS Core Bond(10)	> $0	0.600%
SA JPMorgan Mid-Cap Growth(11)	$0-$100 million	0.800%
	> $100 million	0.750%
SA Large Cap Growth Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Large Cap Index(12)	$0-$2 billion	0.400%
	> $2 billion	0.320%
	> $3 billion	0.280%
SA Large Cap Value Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA MFS Blue Chip Growth	$0-$250 million	0.700%
	> $250 million	0.650%
	> $500 million	0.600%
SA MFS Massachusetts Investors Trust(13)	$0-$600 million	0.700%
	> $600 million	0.650%
	> $1.5 billion	0.600%
SA MFS Total Return	$0-$50 million	0.700%
	> $50 million	0.650%
	> $500 million	0.625%
	> $750 million	0.595%
	> $1 billion	0.575%
SA Mid Cap Index	$0-$2 billion	0.300%
	> $2 billion	0.250%
SA Morgan Stanley International Equities(14)	$0-$250 million	0.850%
	> $250 million	0.800%
	> $500 million	0.750%

Portfolio	Assets	Management Fees
SA PIMCO RAE International Value(15)	$0-$50 million	1.025%
	> $50 million	0.865%
	> $200 million	0.775%
	> $500 million	0.750%
SA PIMCO VCP Tactical Balanced	$0-$750 million	0.860%
	> $750 million	0.850%
	> $1.5 billion	0.820%
SA PineBridge High-Yield Bond	$0-$50 million	0.700%
	> $50 million	0.650%
	> $150 million	0.600%
	> $250 million	0.550%
SA Putnam International Growth and Income(16)	$0-$150 million	1.000%
	> $150 million	0.900%
	> $300 million	0.800%
SA Schroders VCP Global Allocation	$0-$250 million	0.850%
	> $250 million	0.830%
	> $500 million	0.790%
	> $1.5 billion	0.770%
SA Small Cap Index	$0-$2 billion	0.350%
	> $2 billion	0.300%
SA T. Rowe Price Asset Allocation Growth	$0-$400 million	0.700%
	> $400 million	0.685%
	> $900 million	0.660%
	> $1.9 billion	0.635%
SA T. Rowe Price VCP Balanced	< $200 million	0.850%
	Reset at $200 million	0.820%
	> $200 million	0.820%
	Reset at $500 million	0.800%
	> $500 million	0.800%
	Reset at $1 billion	0.770%
	> $1 billion	0.750%
	Reset at $2 billion	0.750%
	> $2 billion	0.750%
SA VCP Dynamic Allocation(17)(18)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Dynamic Strategy(17)	$0-$1.5 billion	0.250%
	> $1.5 billion	0.220%
	> $3 billion	0.200%
SA VCP Index Allocation	$0-$500 million	0.200%
	> $500 million	0.175%

(1)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA AB Small & Mid Cap Value Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.90% on the first $250 million, and 0.85% thereafter.
(2)

The Advisor contractually agreed through April 30, 2023 and from year to year thereafter provided such continuance is agreed to by the Adviser and approved by a majority of the Independent Trustees to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock Multi-Factor 70/30 Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.40% on the first $250 million, and 0.35% thereafter. The Advisor has also contractually agreed to waive a portion of its management fee with respect to the Portfolio in an amount equal to the

605

Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the Portfolio invests in such ETFs.
(3)	The Adviser contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA BlackRock VCP Global Multi Asset Portfolio so that the advisory fee payable by the Portfolio is equal to 0.85% on the first $500 million of the Portfolio’s average daily net assets, 0.81% on the next $2.5 billion of the Portfolio’s average daily net assets, and 0.79% over $3 billion of the Portfolio’s average daily net assets.
(4)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA Franklin BW U.S. Large Cap Value Portfolio so that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.67% of average daily net assets.
(5)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Franklin Small Company Value Portfolio so that the advisory fee payable by the Portfolio is equal to 0.95% on the first $200 million, 0.87% on the next $300 million and 0.85% thereafter.
(6)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Invesco Main Street Large Cap Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.75% on the first $50 million, 0.70% on the next $200 million and 0.65% thereafter.
(7)	The Advisor contractually agreed to waive its advisory fee with respect to the SA Janus Focused Growth Portfolio, so that the advisory fee payable by the Portfolio to the Advisor under the agreement equals 0.75% average daily net assets.
(8)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee with respect to SA JPMorgan Diversified Balanced Portfolio in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “ Morgan Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.
(9)	The Advisor is contractually obligated to waive its advisory fee with respect to the SA JPMorgan Emerging Markets Portfolio that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 1.00% of average daily net assets.
(10)	The Advisor has contractually agreed to waive its advisory fee with respect to SA JPMorgan MFS Core Bond Portfolio that the advisory fee payable by the Portfolio to SAAMCo under the agreement equals 0.50% of the average daily net assets.

(11) Effective November 8, 2021, the Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA JPMorgan Mid-Cap Growth Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.79% on the first $100 million, 0.75% on the next $400 million, and 0.73% thereafter.

(12)	The Advisor is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the SA Large Cap Index Portfolio so that the advisory fee payable by the Portfolio to SunAmerica is equal to 0.26% of the Portfolio’s average daily net assets on the first $2 billion, 0.18% of the Portfolio’s average daily net assets on the next $1 billion, and 0.14% of the Portfolio’s average daily net assets over $3 billion.
(13)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA MFS Massachusetts Investors Trust Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.66% on the first $600 million, 0.61% on the next $900 million and 0.56% thereafter.
(14)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA Morgan Stanley International Equities Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.80% on the first $250 million, 0.75% on the next $250 million and 0.70% thereafter.
(15)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA PIMCO RAE International Value Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.765% on the first $250 million, and 0.74% thereafter.
(16)	The Advisor voluntarily agreed, until further notice, to waive 0.05% of the investment advisory fees for the SA Putnam International Growth and Income Portfolio.
(17)	The Advisor has voluntarily agreed, until further notice, to waive a portion of its advisory fee, with respect to SA VCP Dynamic Allocation and SA VCP Dynamic Strategy Portfolios in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolios’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolios’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.
(18)	The Advisor contractually agreed to waive its advisory fee under the Advisory Agreement with respect to the SA VCP Dynamic Allocation Portfolio so that the advisory fee payable by the Portfolio is equal to the portion of the Portfolio’s average daily net assets as follows: 0.25% on the first $1.5 billion, 0.22% on the next $1.5 billion, 0.20% on the next $5 billion, and 0.19% over $8 billion.

For the year ended January 31, 2022, SAAMCo waived advisory fees as follows:

Portfolio	Amount
SA AB Small & Mid Cap Value	$315,201
SA BlackRock Multi-Factor 70/30	227,852
SA BlackRock VCP Global Multi Asset	157,348
SA Franklin BW U.S. Large Cap Value	775,809
SA Franklin Small Company Value	187,891
SA Invesco Main Street Large Cap	263,189
SA Janus Focused Growth	573,285

606

Portfolio	Amount
SA JPMorgan Diversified Balanced	$97,980
SA JPMorgan Emerging Markets	276,652
SA JPMorgan MFS Core Bond	2,132,811
SA JPMorgan Mid Cap Growth	14,856
SA Large Cap Index	4,683,656
SA MFS Massachusetts Investors Trust	466,152
SA Morgan Stanley International Equities	240,443
SA PIMCO RAE International Value	397,743
SA Putnam International Growth and Income	160,386
SA VCP Dynamic Allocation	549,472
SA VCP Dynamic Strategy	102,295

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
AllianceBernstein L.P.	SA AB Growth SA AB Small & Mid Cap Value SA VCP Dynamic Allocation (Subadviser for a portion of the Portfolio) SA VCP Dynamic Strategy (Subadviser for a portion of the Portfolio)

BlackRock Investment, LLC	SA BlackRock Multi-Factor 70/30
SA BlackRock VCP Global Multi Asset

Brandywine Global Investment Management, LLC	SA Franklin BW U.S. Large Cap Value

Dimensional Fund Advisers, L.P	SA DFA Ultra Short Bond

Federated Hermes Investment Management Company	SA Federated Hermes Corporate Bond

FIAM, LLC	SA Fidelity Institutional AM® International Growth SA Fidelity Institutional AM® Real Estate

Franklin Advisers, Inc.	SA Franklin Small Company Value SA Franklin Systematic U.S. Large Cap Value* SA Franklin Tactical Opportunities SA Franklin U.S. Equity Smart Beta

Goldman Sachs Asset Management International	SA Goldman Sachs Global Bond SA Goldman Sachs Multi-Asset Insights

Invesco Advisers, Inc. (“Invesco”)	SA Invesco Growth Opportunities SA Invesco Main Street Large Cap

Janus Henderson Investors US LLC	SA Janus Focused Growth

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced

SA JPMorgan Emerging Markets

SA JPMorgan Equity-Income

SA JPMorgan Global Equities

SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio)

SA JPMorgan Mid-Cap Growth

Massachusetts Financial Services Company (“MFS”)	SA JPMorgan MFS Core Bond (Subadviser for a portion of the Portfolio) SA MFS Blue Chip Growth SA MFS Massachusetts Investors Trust SA MFS Total Return

Morgan Stanley Investment Management, Inc.	SA Morgan Stanley International Equities

*	Effective July 12, 2021 Franklin Advisers, Inc. became the subadviser for the SA Franklin Systematic U.S. Large Cap Value Portfolio.

607

Subadviser	Portfolio

Pacific Investment Management Company, LLC (“PIMCO”)	SA PIMCO RAE International Value
SA PIMCO VCP Tactical Balanced

PineBridge Investments, LLC	SA PineBridge High-Yield Bond

Putnam Investment Management, LLC	SA Putnam International Growth and Income

Schroders Investment Management North America, Inc.	SA Schroders VCP Global Allocation

T. Rowe Price Associates, Inc.	SA T. Rowe Price Asset Allocation Growth
SA T. Rowe Price VCP Balanced
SA VCP Index Allocation (Subadviser for a portion of the Portfolio)

The Adviser has contractually agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of the following Portfolios’ average net assets through April 30, 2023. The contractual fee reimbursements may be modified or terminated only with the approval of the Board of Trustees, including a majority of the Independent Trustees. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business.

Portfolio	Class 1	Class 2	Class 3
SA BlackRock Multi-Factor 70/30	0.51%	NA	0.76%
SA BlackRock VCP Global Multi Asset	0.91%	NA	1.16%
SA Emerging Markets Equity Index	0.58%	NA	0.83%
SA Fidelity Institutional AM® International Growth .	0.88%	NA	1.13%
SA Fixed Income Index	0.34%	NA	0.59%
SA Fixed Income Intermediate Index	0.34%	NA	0.59%
SA Franklin Tactical Opportunities	0.81%	NA	1.06%
SA Franklin U.S. Equity Smart Beta	0.70%	NA	0.95%
SA Global Index Allocation 60/40	0.18%	NA	0.43%
SA Global Index Allocation 75/25	0.18%	NA	0.43%
SA Global Index Allocation 90/10	0.18%	NA	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	NA	1.06%
SA Index Allocation 60/40	0.18%	NA	0.43%
SA Index Allocation 80/20	0.18%	NA	0.43%
SA Index Allocation 90/10	0.18%	NA	0.43%
SA International Index	0.52%	NA	0.77%
SA JPMorgan Diversified Balanced	0.83%	0.98%	1.08%
SA JPMorgan Mid-Cap Growth	0.79%	0.94%	1.04%
SA Large Cap Growth Index	0.35%	NA	0.60%
SA Large Cap Value Index	0.35%	NA	0.60%
SA Mid Cap Index	0.40%	NA	0.65%
SA PIMCO VCP Tactical Balanced	0.91%	NA	1.16%
SA Schroders VCP Global Allocation	0.90%	NA	1.15%
SA Small Cap Index	0.45%	NA	0.70%
SA T. Rowe Price Asset Allocation Growth	0.81%	NA	1.06%
SA T. Rowe Price VCP Balanced	0.90%	NA	1.15%
SA VCP Index Allocation	0.28%	NA	0.53%

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such voluntary waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio, with the exception of management fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred.

For the year ended January 31, 2022, pursuant to the contractual expense limitations referred to above, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
SA BlackRock Multi-Factor 70/30	$174,319
SA BlackRock VCP Global Multi Asset	172,844
SA Emerging Markets Equity Index	147,336

608

Portfolio	Amount
SA Fidelity Institutional AM® International Growth	$—
SA Fixed Income Index	77,901
SA Fixed Income Intermediate Index	71,149
SA Franklin Tactical Opportunities	93,168
SA Franklin U.S. Equity Smart Beta	—
SA Global Index Allocation 60/40	24,589
SA Global Index Allocation 75/25	27,273
SA Global Index Allocation 90/10	—
SA Goldman Sachs Multi-Asset Insights	78,336
SA Index Allocation 60/40	—
SA Index Allocation 80/20	—
SA Index Allocation 90/10	—
SA International Index	—
SA JPMorgan Diversified Balanced	—
SA JPMorgan Mid-Cap Growth	—
SA Large Cap Growth Index	47,514
SA Large Cap Value Index	64,082
SA Mid Cap Index	—
SA PIMCO VCP Tactical Balanced	—
SA Schroders VCP Global Allocation	26,918
SA Small Cap Index	8,411
SA T. Rowe Price Asset Allocation Growth	20,712
SA T. Rowe Price VCP Balanced	—
SA VCP Index Allocation	—

For the year ended January 31, 2022, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	January 31, 2022	January 31, 2023	January 31, 2024
SA BlackRock Multi-Factor 70/30	$—	$103,812	$174,319
SA BlackRock VCP Global Multi Asset	—	515,286	172,844
SA Emerging Markets Equity Index	29,099	133,967	147,336
SA Fidelity Institutional AM® International Growth	16,369	—	—
SA Fixed Income Index	—	99,897	77,901
SA Fixed Income Intermediate Index	—	98,346	71,149
SA Franklin Tactical Opportunities	—	114,100	93,168
SA Franklin U.S. Equity Smart Beta	—	—	—
SA Global Index Allocation 60/40	4,230	44,947	24,589
SA Global Index Allocation 75/25	1,949	49,112	27,273
SA Global Index Allocation 90/10	14,143	—	—
SA Goldman Sachs Multi-Asset Insights	—	127,700	78,336
SA Index Allocation 60/40	1,769	—	—
SA Index Allocation 80/20	—	—	—
SA Index Allocation 90/10	—	—	—
SA International Index	—	—	—
SA JPMorgan Diversified Balanced	—	—	—
SA JPMorgan Mid-Cap Growth	—	—	—
SA Large Cap Growth Index	—	54,776	47,514
SA Large Cap Value Index	—	66,481	64,082
SA Mid Cap Index	—	—	—
SA PIMCO VCP Tactical Balanced	—	—	—
SA Schroders VCP Global Allocation	59,101	233,074	26,918
SA Small Cap Index	56,927	49,434	8,411
SA T. Rowe Price Asset Allocation Growth	259,153	25,250	20,712
SA T. Rowe Price VCP Balanced	—	—	—
SA VCP Index Allocation	—	—	—

The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), a majority-owned subsidiary of VALIC, which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and

609

certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO, on an annual basis, a fee in the aggregate amount of $150,000 for transfer agency services provided pursuant to the agreement. Accordingly, for the year ended January 31, 2022, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the year ended January 31, 2022, service fees were paid (see Statement of Operations) based on the aforementioned rates.

Note 5.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended January 31, 2022, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as “Fees paid indirectly” in the Statement of Operations.

Note 6.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long—term investments during the year ended January 31, 2022 were as follows:

	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA AB Growth	$405,255,489	$630,964,049	$—	$—
SA AB Small & Mid Cap Value	355,219,256	440,078,331	—	—
SA BlackRock Multi-Factor 70/30	78,078,888	38,169,919	—	—
SA BlackRock VCP Global Multi Asset	806,543,311	805,795,909	193,926,696	181,085,577
SA DFA Ultra Short Bond	112,953,211	97,447,789	236,962,030	99,697,801
SA Emerging Market Equity Index	6,280,766	7,751,444	—	—
SA Federated Hermes Corporate Bond	469,539,642	218,240,700	—	—
SA Fidelity Institutional AM® International Growth	524,976,997	547,347,319	—	—
SA Fidelity Institutional AM® Real Estate	86,349,057	134,658,037	—	—
SA Fixed Income Index	6,165,300	21,114,525	91,354,488	70,197,282
SA Fixed Income Intermediate Index	74,696,909	18,865,790	141,853,600	58,230,313
SA Franklin BW U.S. Large Cap Value	897,907,124	1,134,785,097	—	—
SA Franklin Small Company Value	182,235,831	244,840,633	—	—
SA Franklin Systematic U.S. Large Value	759,768,206	806,329,117	—	—
SA Franklin Tactical Opportunities	30,114,820	31,939,940	6,219,404	4,829,363
SA Franklin U.S. Equity Smart Beta	52,285,887	69,292,848	—	—
SA Global Index Allocation 60/40	23,775,669	10,301,632	—	—
SA Global Index Allocation 75/25	27,225,801	6,980,130	—	—
SA Global Index Allocation 90/10	93,630,650	14,639,455	—	—
SA Goldman Sachs Global Bond	1,235,908,642	1,218,290,464	400,735,348	404,777,711
SA Goldman Sachs Multi-Asset Insights	53,420,299	60,595,551	—	—
SA Index Allocation 60/40	56,257,642	27,235,084	—	—
SA Index Allocation 80/20	90,517,832	34,755,914	—	—
SA Index Allocation 90/10	221,120,924	67,603,737	—	—
SA International Index	108,686,603	56,477,349	—	—
SA Invesco Growth Opportunities	141,881,426	174,446,333	—	—
SA Invesco Main Street Large Cap	268,714,510	298,619,293	—	—
SA Janus Focused Growth	193,631,527	260,970,945	—	—
SA JPMorgan Diversified Balanced	302,368,494	290,661,856	89,637,586	105,927,808
SA JPMorgan Emerging Markets	157,173,189	162,482,948	—	—
SA JPMorgan Equity-Income	230,889,838	346,107,887	—	—
SA JPMorgan Global Equities	193,142,978	255,307,340	—	—
SA JPMorgan MFS Core Bond	428,460,094	410,822,075	2,128,242,234	1,995,877,199
SA JPMorgan Mid-Cap Growth	471,678,212	490,037,336	—	—
SA Large Cap Growth Index	103,496,978	145,753,740	—	—
SA Large Cap Index	289,147,931	494,482,249	—	—
SA Large Cap Value Index	123,041,107	134,423,771	—	—
SA MFS Blue Chip Growth	380,224,660	501,429,361	—	—

610

	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchases of U.S. government securities	Sales of U.S. government securities
SA MFS Massachusetts	$208,222,347	$385,365,746	$—	$—
SA MFS Total Return	99,698,941	131,866,960	47,830,584	42,465,362
SA Mid Cap Index	122,392,667	81,229,442	—	—
SA Morgan Stanley International Equities	112,496,170	168,457,780	—	—
SA PIMCO RAE International Value	304,983,262	402,695,027	—	—
SA PIMCO VCP Tactical Balanced	76,734,257	94,367,457	338,292,142	439,104,627
SA PineBridge High Yield Bond	184,231,942	185,107,636	—	—
SA Putnam International Growth and Income	86,732,605	62,031,098	—	—
SA Schroders VCP Global Allocation	396,292,065	352,723,678	6,895,547	—
SA Small Cap Index	75,665,245	69,695,928	—	—
SA T. Rowe Price Asset Allocation Growth	324,152,626	171,056,669	59,811,170	37,148,587
SA T. Rowe Price VCP Balanced	602,980,640	716,287,498	239,515,277	179,302,051
SA VCP Dynamic Allocation	422,931,775	2,369,324,258	1,207,673,905	978,205,164
SA VCP Dynamic Strategy	1,526,454,582	1,699,592,103	1,030,018,900	592,276,993
SA VCP Index Allocation	81,926,646	79,917,927	—	—

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA AB Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	833,064	$57,394,811	907,866	$43,156,772	13,149	$882,372	25,714	$1,313,578

Reinvested dividends	1,401,909	103,418,896	1,857,813	109,722,459	106,009	7,702,594	134,858	7,866,258

Shares redeemed	(4,202,538)	(292,112,472)	(3,817,747)	(212,978,768)	(213,692)	(14,732,625)	(244,913)	(13,648,760)

Net increase (decrease)	(1,967,565)	$(131,298,765)	(1,052,068)	$(60,099,537)	(94,534)	$(6,147,659)	(84,341)	$(4,468,924)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	760,431	$51,262,699	433,367	$24,232,523

Reinvested dividends	720,765	51,325,676	795,061	45,564,963

Shares redeemed	(1,061,916)	(73,989,892)	(1,260,469)	(66,732,816)

Net increase (decrease)	419,280	$28,598,483	(32,041)	$3,064,670

	SA AB Small & Mid Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,365,591	$45,602,074	3,062,245	$31,556,529	13,318	$254,895	20,253	$199,299

Reinvested dividends	95,864	1,959,469	250,004	3,367,550	6,266	128,010	18,913	254,570

Shares redeemed	(2,844,727)	(52,264,552)	(847,661)	(10,418,853)	(117,172)	(2,244,595)	(91,031)	(1,132,544)

Net increase (decrease)	(383,272)	$(4,703,009)	2,464,588	$24,505,226	(97,588)	$(1,861,690)	(51,865)	$(678,675)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	765,815	$14,357,028	5,949,189	$56,776,374

Reinvested dividends	246,057	4,972,809	863,534	11,510,906

Shares redeemed	(5,361,743)	(99,089,044)	(7,213,592)	(94,314,903)

Net increase (decrease)	(4,349,871)	$(79,759,207)	(400,869)	$(26,027,623)

611

	SA BlackRock Multi-Factor 70/30 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the period October 13, 2020* to January 31, 2021		For the year ended January 31, 2022		For the period October 13, 2020* to January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	6,667	$100,005	3,086,514	$53,085,675	1,238,692	$19,007,633

Reinvested dividends	365	6,215	36	565	170,426	2,899,484	4,895	77,833

Shares redeemed	—	—	—	—	(790,690)	(14,135,405)	(1,377)	(22,366)

Net increase (decrease)	365	$6,215	6,703	100,570	2,466,250	$41,849,754	1,242,210	$19,063,100

	SA BlackRock VCP Global Multi Asset Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	70,055	$811,766	57	$732	2,824,006	$32,612,263	2,490,728	$27,307,207

Reinvested dividends	11,514	126,307	285	3,156	11,658,200	127,467,523	1,649,873	18,264,090

Shares redeemed	(13,316)	(152,017)	(29)	(310)	(5,160,752)	(60,034,215)	(5,368,017)	(58,553,429)

Net increase (decrease)	68,253	$786,056	313	$3,578	9,321,454	$100,045,571	(1,227,416)	$(12,982,132)

	SA DFA Ultra Short Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,176,390	$43,763,006	3,211,639	$34,226,740	334,925	$3,461,878	907,239	$9,531,016

Reinvested dividends	6,521	68,148	223,955	2,351,532	—	—	22,236	230,583

Shares redeemed	(5,367,802)	(56,188,266)	(5,874,181)	(62,581,746)	(522,692)	(5,399,663)	(845,745)	(8,874,202)

Net increase (decrease)	(1,184,891)	$(12,357,112)	(2,438,587)	$(26,003,474)	(187,767)	$(1,937,785)	83,730	$887,397

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	5,357,105	$54,762,370	12,539,696	$130,547,018

Reinvested dividends	—	—	340,462	3,496,541

Shares redeemed	(5,672,585)	(58,041,925)	(8,446,319)	(87,746,473)

Net increase (decrease)	(315,480)	$(3,279,555)	4,433,839	$46,297,086

	SA Emerging Markets Equity Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	808,565	$14,459,248	1,161,855	$16,326,776	513,971	$9,025,124	334,160	$5,187,229

Reinvested dividends	58,107	1,009,900	131,541	2,087,549	7,072	122,197	6,206	98,120

Shares redeemed	(1,556,900)	(27,317,608)	(802,497)	(11,362,651)	(132,475)	(2,380,738)	(91,839)	(1,364,173)

Net increase (decrease)	(690,228)	$(11,848,460)	490,899	$7,051,674	388,568	$6,766,583	248,527	$3,921,176

*	Commencement of operations

612

	SA Federated Hermes Corporate Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7,133,669	$98,354,255	4,101,218	$56,153,377	68,742	$946,113	61,716	$850,283

Reinvested dividends	1,309,331	17,702,149	1,899,520	25,966,438	36,022	487,013	64,198	877,589

Shares redeemed	(5,345,339)	(73,969,241)	(5,586,358)	(76,964,769)	(223,904)	(3,087,948)	(231,748)	(3,162,179)

Net increase (decrease)	3,097,661	$42,087,163	414,380	$5,155,046	(119,140)	$(1,654,822)	(105,834)	$(1,434,307)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	13,647,188	$185,944,089	8,260,883	$114,656,074

Reinvested dividends	2,505,021	33,592,327	3,283,676	44,559,484

Shares redeemed	(2,837,503)	(38,888,827)	(6,959,250)	(91,371,310)

Net increase (decrease)	13,314,706	$180,647,589	4,585,309	$67,844,248

	SA Fidelity Institutional AM® International Growth Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,093,875	$43,714,683	2,279,533	$34,114,461	339,067	$7,003,344	135,006	$2,377,437

Reinvested dividends	1,200,092	25,297,941	595,470	11,338,619	33,223	698,007	5,207	98,957

Shares redeemed	(3,634,768)	(75,572,485)	(4,045,248)	(71,174,847)	(30,240)	(620,830)	(19,137)	(352,490)

Net increase (decrease)	(340,801)	$(6,559,861)	(1,170,245)	$(25,721,767)	342,050	$7,080,521	121,076	$2,123,904

	SA Fidelity Institutional AM® Real Estate Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,253,496	$19,593,371	2,228,523	$22,956,440	2,025	$28,746	21,683	$252,904

Reinvested dividends	100,408	1,689,876	497,045	6,302,527	3,446	57,865	19,641	248,459

Shares redeemed	(2,021,829)	(28,915,224)	(1,012,226)	(12,501,794)	(60,418)	(926,507)	(54,795)	(689,931)

Net increase (decrease)	(667,925)	$(7,631,977)	1,713,342	$16,757,173	(54,947)	$(839,896)	(13,471)	$(188,568)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	312,931	$4,895,236	1,641,922	$19,513,972

Reinvested dividends	141,304	2,352,716	803,694	10,086,356

Shares redeemed	(3,091,741)	(48,795,335)	(1,617,305)	(19,917,314)

Net increase (decrease)	(2,637,506)	$(41,547,383)	828,311	$9,683,014

	SA Fixed Income Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,874,435	$75,981,304	9,735,955	$110,832,281	2,551,253	$27,993,156	3,736,026	$42,419,845

Reinvested dividends	1,489,634	16,013,562	1,168,029	13,163,683	223,878	2,395,495	120,486	1,351,847

Shares redeemed	(8,811,932)	(97,064,232)	(11,194,132)	(126,410,540)	(943,041)	(10,381,110)	(743,662)	(8,355,542)

Net increase (decrease)	(447,863)	$(5,069,366)	(290,148)	$(2,414,576)	1,832,090	$20,007,541	3,112,850	$35,416,150

613

	SA Fixed Income Intermediate Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	17,399,537	$185,845,432	8,219,262	$89,134,965	1,226,640	$12,974,587	2,230,820	$23,880,107

Reinvested dividends	653,993	6,860,389	606,854	6,517,607	42,586	445,021	57,405	614,808

Shares redeemed	(6,014,524)	(64,209,690)	(8,319,673)	(89,066,580)	(394,369)	(4,184,452)	(1,359,910)	(14,627,748)

Net increase (decrease)	12,039,006	$128,496,131	506,443	$6,585,992	874,857	$9,235,156	928,315	$9,867,167

	SA Franklin BW U.S. Large Cap Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,720,458	$62,017,692	6,895,254	$108,645,013	34,513	$788,200	107,861	$1,893,570

Reinvested dividends	1,018,758	24,429,813	3,896,137	69,740,861	44,161	1,059,869	169,560	3,038,519

Shares redeemed	(10,059,279)	(227,184,839)	(5,788,510)	(103,189,669)	(303,895)	(6,906,412)	(290,055)	(5,277,234)

Net increase (decrease)	(6,320,063)	$(140,737,334)	5,002,881	$75,196,205	(225,221)	$(5,058,343)	(12,634)	$(345,145)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	189,775	$4,368,930	2,518,377	$39,965,225

Reinvested dividends	493,800	11,762,309	1,982,177	35,262,921

Shares redeemed	(4,115,942)	(92,945,283)	(2,820,470)	(50,447,151)

Net increase (decrease)	(3,432,367)	$(76,814,044)	1,680,084	$24,780,995

	SA Franklin Small Company Value Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	510,879	$11,652,251	1,258,812	$18,673,969	804,396	$17,728,062	2,160,985	$28,351,757

Reinvested dividends	419,717	9,405,869	507,870	8,613,467	623,915	13,794,759	706,314	11,837,824

Shares redeemed	(2,407,949)	(52,762,472)	(1,003,570)	(16,201,860)	(1,812,392)	(39,750,794)	(2,610,538)	(43,498,256)

Net increase (decrease)	(1,477,353)	$(31,704,352)	763,112	$11,085,576	(384,081)	$(8,227,973)	256,761	$(3,308,675)

	SA Franklin Systematic U.S. Large Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,926,665	$44,411,267	2,060,096	$22,810,145	23,866	$365,913	11,589	$139,279

Reinvested dividends	1,079,265	16,070,255	2,301,814	29,256,059	31,907	473,825	59,994	761,326

Shares redeemed	(6,763,574)	(103,937,960)	(1,845,587)	(23,744,221)	(68,574)	(1,023,135)	(69,993)	(878,642)

Net increase (decrease)	(2,757,644)	$(43,456,438)	2,516,323	$28,321,983	(12,801)	$(183,397)	1,590	$21,963

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	2,142,958	$32,189,823	2,189,066	$26,161,445

Reinvested dividends	1,377,703	20,197,120	2,178,422	27,317,410

Shares redeemed	(2,136,664)	(31,727,138)	(1,440,122)	(17,973,517)

Net increase (decrease)	1,383,997	$20,659,805	2,927,366	$35,505,338

614

	SA Franklin Tactical Opportunities Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold .	356	$4,412	112	$1,220	1,174,563	$15,062,187	1,142,386	$12,096,644

Reinvested dividends	1,043	13,202	224	2,621	454,162	5,747,727	86,030	1,003,870

Shares redeemed	(106)	(1,361)	(104)	(1,107)	(1,239,391)	(16,330,386)	(219,788)	(2,419,792)

Net increase (decrease)	1,293	$16,253	232	$2,734	389,334	$4,479,528	1,008,628	$10,680,722

	SA Franklin U.S. Equity Smart Beta Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	885,782	$17,170,188	1,398,619	$19,400,391	178,306	$3,563,536	129,197	$1,979,638

Reinvested dividends	4,486	95,277	198,177	3,424,756	—	—	2,303	39,740

Shares redeemed	(1,997,536)	(38,805,333)	(1,061,430)	(16,473,695)	(28,877)	(593,536)	(17,745)	(287,388)

Net increase (decrease)	(1,107,268)	$(21,539,868)	535,366	$6,351,452	149,429	$2,970,000	113,755	$1,731,990

	SA Global Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	221	$4,049	6,876	$112,494	1,008,215	$18,714,266	1,385,248	$22,041,002

Reinvested dividends	291	5,422	358	6,212	185,817	3,429,990	90,720	1,569,952

Shares redeemed	(9,216)	(173,585)	(31)	(540)	(253,735)	(4,711,484)	(141,776)	(2,261,300)

Net increase (decrease)	(8,704)	$(164,114)	7,203	$118,166	940,297	$17,432,772	1,334,192	$21,349,654

	SA Global Index Allocation 75/25 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	27	$518	2,192	$31,584	1,262,878	$24,157,599	988,435	$15,809,999

Reinvested dividends	282	5,481	294	5,137	139,853	2,695,570	67,251	1,171,934

Shares redeemed	(7,320)	(141,511)	(262)	(4,382)	(181,202)	(3,436,719)	(216,121)	(3,521,508)

Net increase (decrease)	(7,011)	$(135,512)	2,224	$32,339	1,221,529	$23,416,450	839,565	$13,460,425

	SA Global Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	47,187	$942,818	114,245	$1,576,364	4,527,509	$89,237,007	2,593,758	$40,060,460

Reinvested dividends	3,964	81,626	—	—	273,606	5,608,918	—	—

Shares redeemed	(3,511)	(69,969)	(3,870)	(61,569)	(512,371)	(10,076,564)	(618,880)	(9,534,314)

Net increase (decrease)	47,640	$954,475	110,375	$1,514,795	4,288,744	$84,769,361	1,974,878	$30,526,146

615

	SA Goldman Sachs Global Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,729,920	$20,460,045	194,333	$2,350,507	37,139	$421,460	21,800	$257,678

Reinvested dividends	212,151	2,382,453	46,046	555,775	8,648	96,167	1,831	21,858

Shares redeemed	(1,311,050)	(15,360,649)	(1,767,090)	(20,106,999)	(76,030)	(888,362)	(76,315)	(891,360)

Net increase (decrease)	631,021	$7,481,849	(1,526,711)	$(17,200,717)	(30,243)	$(370,735)	(52,684)	$(611,824)

	SA Goldman Sachs Global Bond Portfolio
	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	4,815,866	$54,602,037	3,769,895	$44,353,942

Reinvested dividends	666,300	7,322,632	93,248	1,101,258

Shares redeemed	(2,262,707)	(25,888,470)	(4,640,812)	(52,283,489)

Net increase (decrease)	3,219,459	$36,036,199	(777,669)	$(6,828,289)

	SA Goldman Sachs Multi-Asset Insights Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	7	$81	11	$125	704,220	$8,838,100	632,304	$6,688,832

Reinvested dividends	1,920	22,435	154	1,790	534,059	6,256,534	41,862	483,077

Shares redeemed	(63)	(789)	(65)	(676)	(1,335,515)	(16,678,624)	(262,870)	(2,830,268)

Net increase (decrease)	1,864	$21,727	100	$1,239	(97,236)	$(1,583,990)	411,296	$4,341,641

	SA Index Allocation 60/40 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	21,494	$311,672	26,459	$336,967	2,766,135	$39,115,954	3,051,718	$36,810,073

Reinvested dividends	640	9,409	1,234	16,058	175,108	2,570,590	406,364	5,279,953

Shares redeemed	(340)	(4,845)	(11,296)	(147,577)	(666,456)	(9,515,754)	(746,486)	(9,048,000)

Net increase (decrease)	21,794	$316,236	16,397	$205,448	2,274,787	$32,170,790	2,711,596	$33,042,026

	SA Index Allocation 80/20 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	—	$—	25,628	$305,237	4,631,593	$72,461,335	4,609,692	$55,147,814

Reinvested dividends	4,035	65,456	886	11,833	750,006	12,127,602	130,567	1,740,454

Shares redeemed	(27,254)	(449,105)	(4,546)	(56,880)	(939,323)	(14,689,432)	(1,137,922)	(14,097,157)

Net increase (decrease)	(23,219)	$(383,649)	21,968	$260,190	4,442,276	$69,899,505	3,602,337	$42,791,111

616

	SA Index Allocation 90/10 Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	98,509	$1,635,745	109,796	$1,331,207	12,292,114	$197,510,848	11,319,379	$137,146,760

Reinvested dividends	9,681	163,034	1,526	20,640	1,879,878	31,563,156	306,090	4,132,220

Shares redeemed	(12,470)	(201,637)	(8,833)	(113,235)	(2,568,196)	(41,388,230)	(3,194,360)	(39,661,278)

Net increase (decrease)	95,720	$1,597,142	102,489	$1,238,612	11,603,796	$187,685,774	8,431,109	$101,617,702

	SA International Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	11,582,500	$154,630,033	12,749,793	$129,670,232	851,226	$11,363,406	708,841	$7,843,806

Reinvested dividends	868,148	11,824,174	1,052,909	12,182,156	19,195	259,899	17,039	196,287

Shares redeemed	(6,881,917)	(90,739,732)	(7,836,098)	(85,050,293)	(319,140)	(4,198,805)	(298,147)	(3,507,187)

Net increase (decrease)	5,568,731	$75,714,475	5,966,604	$56,802,095	551,281	$7,424,500	427,733	$4,532,906

	SA Invesco Growth Opportunities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,436,457	$18,384,180	1,945,566	$17,813,308	27,171	$319,863	12,737	$113,820

Reinvested dividends	1,716,061	21,725,327	1,895,497	20,111,214	39,909	470,133	44,282	441,490

Shares redeemed	(4,843,873)	(62,087,101)	(3,826,655)	(35,218,936)	(75,656)	(903,754)	(63,549)	(624,042)

Net increase (decrease)	(1,691,355)	$(21,977,594)	14,408	$2,705,586	(8,576)	$(113,758)	(6,530)	$(68,732)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	1,894,652	$20,897,260	982,550	$7,029,409

Reinvested dividends	1,983,749	22,337,022	1,996,684	19,148,196

Shares redeemed	(1,133,620)	(12,738,050)	(6,393,861)	(59,530,719)

Net increase (decrease)	2,744,781	$30,496,232	(3,414,627)	$(33,353,114)

	SA Invesco Main Street Large Cap Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,148,347	$58,174,748	1,260,597	$22,271,077	2,300	$66,009	3,672	$73,186

Reinvested dividends	697,607	20,112,002	1,129,038	25,674,322	6,485	187,029	11,846	269,507

Shares redeemed	(2,928,826)	(79,217,606)	(2,126,094)	(46,735,210)	(30,133)	(835,198)	(15,391)	(344,977)

Net increase (decrease)	(82,872)	$(930,856)	263,541	$1,210,189	(21,348)	$(582,160)	127	$(2,284)

617

	SA Invesco Main Street Large Cap Portfolio
	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	280,879	$7,681,016	383,870	$7,601,338

Reinvested dividends	207,813	5,955,925	346,733	7,843,100

Shares redeemed	(718,497)	(19,524,661)	(630,376)	(13,934,231)

Net increase (decrease)	(229,805)	$(5,887,720)	100,227	$1,510,207

	SA Janus Focused Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,090,944	$49,885,568	2,156,172	$33,177,666	3,379	$78,163	4,007	$61,289

Reinvested dividends	1,442,720	35,793,878	1,130,589	22,781,378	45,997	1,102,541	36,765	719,117

Shares redeemed	(4,278,373)	(100,465,284)	(3,241,711)	(60,139,164)	(80,660)	(1,919,517)	(75,673)	(1,400,171)

Net increase (decrease)	(744,709)	$(14,785,838)	45,050	$(4,180,120)	(31,284)	$(738,813)	(34,901)	$(619,765)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	829,198	$18,543,104	738,220	$13,015,634

Reinvested dividends	824,079	19,250,493	557,336	10,661,841

Shares redeemed	(1,160,463)	(26,331,672)	(1,710,811)	(29,823,485)

Net increase (decrease)	492,814	$11,461,925	(415,255)	$(6,146,010)

	SA JPMorgan Diversified Balanced Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	148,276	$3,259,957	6,895,254	$108,645,013	80,077	$1,778,924	107,861	$1,893,570

Shares issued in merger@	4,316,600	101,057,215	—	—	487,655	11,376,661	—	—

Reinvested dividends	412,675	9,103,608	3,896,137	69,740,861	54,702	1,203,432	169,560	3,038,519

Shares redeemed	(680,774)	(15,037,834)	(5,788,510)	(103,189,669)	(183,651)	(4,029,164)	(290,055)	(5,277,234)

Net increase (decrease)	4,196,777	$98,382,946	5,002,881	$75,196,205	438,783	$10,329,853	(12,634)	$(345,145)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	1,232,422	$26,974,630	2,518,377	$39,965,225

Shares issued in merger@	2,955,119	68,478,392	—	—

Reinvested dividends	771,237	16,859,244	1,982,177	35,262,921

Shares redeemed	(787,701)	(17,258,220)	(2,820,470)	(50,447,151)

Net increase (decrease)	4,171,077	$95,054,046	1,680,084	$24,780,995

@	See Note 14

618

	SA JPMorgan Emerging Markets Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	990,609	$10,481,413	1,087,476	$8,369,501	24,612	$250,939	14,136	$112,586
Reinvested dividends	165,744	1,655,782	188,000	1,695,764	5,370	53,377	5,649	50,731
Shares redeemed	(2,534,198)	(26,435,417)	(1,419,992)	(11,474,748)	(35,766)	(370,869)	(38,538)	(338,279)

Net increase (decrease)	(1,377,845)	$(14,298,222)	(144,516)	$(1,409,483)	(5,784)	$(66,553)	(18,753)	$(174,962)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	2,263,158	$22,512,151	1,702,066	$12,366,711

Reinvested dividends	244,722	2,410,513	239,206	2,128,937

Shares redeemed	(1,306,717)	(13,301,690)	(3,053,060)	(25,619,293)

Net increase (decrease)	1,201,163	$11,620,974	(1,111,788)	$(11,123,645)

	SA JPMorgan Equity-Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,884,629	$73,702,662	3,199,353	$89,208,995	50,742	$1,982,887	15,122	$478,283
Reinvested dividends	1,130,761	45,682,745	2,336,165	76,509,405	13,767	555,377	25,072	820,365
Shares redeemed	(5,308,133)	(206,461,646)	(3,417,806)	(110,021,520)	(48,425)	(1,878,113)	(53,414)	(1,686,338)

Net increase (decrease)	(2,292,743)	$(87,076,239)	2,117,712	$55,696,880	16,084	$660,151	(13,220)	$(387,690)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	886,765	$34,752,612	969,968	$28,345,032

Reinvested dividends	391,533	15,688,731	689,293	22,415,803

Shares redeemed	(892,707)	(34,772,612)	(642,890)	(20,717,199)

Net increase (decrease)	385,591	$15,668,731	1,016,371	$30,043,636

	SA JPMorgan Global Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,071,651	$23,937,159	549,795	$7,895,639	5,743	$130,755	4,627	$81,079

Reinvested dividends	232,316	5,540,730	695,602	12,778,216	2,230	53,062	6,577	120,554

Shares redeemed	(4,176,174)	(93,069,745)	(2,222,308)	(38,595,380)	(28,605)	(660,846)	(46,153)	(756,367)

Net increase (decrease)	(2,872,207)	$(63,591,856)	(976,911)	$(17,921,525)	(20,632)	$(477,029)	(34,949)	$(554,734)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	507,624	$11,292,846	312,390	$5,184,821

Reinvested dividends	34,532	814,949	79,944	1,454,188

Shares redeemed	(306,013)	(6,875,484)	(285,709)	(4,970,663)

Net increase (decrease)	236,143	$5,232,311	106,625	$1,668,346

619

	SA JPMorgan MFS Core Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	20,129,652	$192,507,769	12,748,749	$123,989,788	89,624	$850,715	179,013	$1,738,799
Reinvested dividends	4,108,308	38,125,100	2,854,111	27,370,922	26,454	244,695	21,125	201,953
Shares redeemed	(16,571,189)	(158,235,572)	(21,515,817)	(201,716,322)	(139,323)	(1,323,709)	(184,665)	(1,767,624)

Net increase (decrease)	7,666,771	$72,397,297	(5,912,957)	$(50,355,612)	(23,245)	$(228,299)	15,473	$173,128

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	12,855,396	$120,181,821	16,453,942	$158,265,118

Reinvested dividends	3,510,297	32,224,532	2,336,347	22,171,936

Shares redeemed	(9,128,425)	(85,982,063)	(16,565,051)	(153,002,689)

Net increase (decrease)	7,237,268	$66,424,290	2,225,238	$27,434,365

	SA JPMorgan Mid-Cap Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	949,642	$26,076,808	2,060,096	$22,810,145	15,724	$396,407	11,589	$139,279
Shares issued in merger@	4,108,051	124,644,024	—	—	133,789	3,856,217	—	—
Reinvested dividends	1,486,289	40,367,617	2,301,814	29,256,059	102,216	2,620,811	59,994	761,326
Shares redeemed	(3,479,824)	(93,854,112)	(1,845,587)	(23,744,221)	(123,655)	(3,144,990)	(69,993)	(878,642)

Net increase (decrease)	3,064,158	$97,234,337	2,516,323	28,321,983	128,074	$3,728,445	1,590	21,963

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	2,562,810	$63,857,949	2,189,066	$26,161,445

Shares issued in merger@	4,138,680	115,441,864	—	—

Reinvested dividends	1,956,901	48,355,014	2,178,422	27,317,410

Shares redeemed	(428,783)	(10,661,441)	(1,440,122)	(17,973,517)

Net increase (decrease)	8,229,608	$216,993,386	2,927,366	35,505,338

	SA Large Cap Growth Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	903,118	$23,827,720	668,147	$11,228,211	522,127	$14,361,494	414,163	$8,459,576

Reinvested dividends	623,286	18,287,214	415,250	9,496,766	61,842	1,806,413	19,086	435,355

Shares redeemed	(2,932,623)	(78,724,005)	(2,881,921)	(59,597,382)	(116,782)	(3,332,874)	(108,420)	(2,266,464)

Net increase (decrease)	(1,406,219)	$(36,609,071)	(1,798,524)	$(38,872,405)	467,187	$12,835,033	324,829	$6,628,467

	SA Large Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	10,555,208	$359,883,741	14,548,168	$342,971,068	1,101,128	$38,260,584	586,849	$15,507,772

Reinvested dividends	2,621,110	96,089,907	2,782,479	79,105,862	51,765	1,890,447	30,334	860,574
Shares redeemed	(17,709,903)	(604,972,562)	(15,407,363)	(393,800,213)	(326,311)	(11,291,189)	(253,640)	(6,781,068)

Net increase (decrease)	(4,533,585)	$(148,998,914)	1,923,284	$28,276,717	826,582	$28,859,842	363,543	$9,587,278

@	See Note 14

620

	SA Large Cap Value Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1,840,991	$34,656,841	2,496,984	$34,719,719	872,556	$16,493,253	471,704	$7,313,988

Reinvested dividends	569,723	11,012,740	1,897,153	29,481,760	51,348	988,451	72,613	1,125,506

Shares redeemed	(3,623,277)	(67,629,451)	(1,952,846)	(30,483,848)	(87,628)	(1,665,806)	(81,937)	(1,335,794)

Net increase (decrease)	(1,212,563)	$(21,959,870)	2,441,291	$33,717,631	836,276	$15,815,898	462,380	$7,103,700

	SA MFS Blue Chip Growth Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,715,094	$48,794,569	376,053	$5,371,610	12,094	$213,100	13,231	$187,387

Reinvested dividends	3,417,837	62,683,134	3,317,007	50,285,822	23,068	421,004	20,312	306,704

Shares redeemed	(9,165,769)	(163,844,204)	(10,181,665)	(147,814,126)	(48,678)	(874,738)	(44,027)	(660,130)

Net increase (decrease)	(3,032,838)	$(52,366,501)	(6,488,605)	$(92,156,694)	(13,516)	$(240,634)	(10,484)	$(166,039)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	1,050,897	$18,855,002	924,482	$13,550,904

Reinvested dividends	1,124,368	20,317,333	870,618	13,033,145

Shares redeemed	(1,519,762)	(27,660,490)	(1,841,135)	(26,157,520)

Net increase (decrease)	655,503	$11,511,845	(46,035)	$426,529

	SA MFS Massachusetts Investors Trust Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	3,002,379	$84,258,352	2,127,715	$41,972,152	6,917	$191,827	4,042	$85,412
Reinvested dividends	1,093,721	32,986,622	2,544,379	60,632,562	12,107	365,520	28,237	673,733
Shares redeemed	(7,199,455)	(205,556,775)	(3,438,406)	(79,340,028)	(51,782)	(1,516,389)	(64,075)	(1,369,449)

Net increase (decrease)	(3,103,355)	$(88,311,801)	1,233,688	$23,264,686	(32,758)	$(959,042)	(31,796)	$(610,304)

	SA MFS Massachusetts Investors Trust Portfolio
	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	117,158	$3,393,641	757,621	$14,917,531

Reinvested dividends	569,318	17,068,137	1,350,725	32,012,188

Shares redeemed	(2,597,383)	(74,567,985)	(2,451,423)	(57,113,618)

Net increase (decrease)	(1,910,907)	$(54,106,207)	(343,077)	$(10,183,899)

	SA MFS Total Return Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	143,881	$3,094,922	161,189	$2,996,244	13,250	$289,976	33,842	$637,438

Reinvested dividends	498,350	10,609,869	390,134	7,541,285	67,753	1,444,493	53,283	1,031,559

Shares redeemed	(997,391)	(21,540,925)	(1,057,193)	(19,977,539)	(145,597)	(3,150,949)	(163,507)	(3,128,279)

Net increase (decrease)	(355,160)	$(7,836,134)	(505,870)	$(9,440,010)	(64,594)	$(1,416,480)	(76,382)	$(1,459,282)

621

	SA MFS Total Return Portfolio
	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	1,081,111	$23,401,980	1,066,002	$20,082,294

Reinvested dividends	1,169,432	24,815,355	805,594	15,531,860

Shares redeemed	(1,292,399)	(27,832,502)	(1,446,503)	(26,967,815)

Net increase (decrease)	958,144	$20,384,833	425,093	$8,646,339

	SA Mid Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	4,159,583	$64,006,384	5,255,519	$53,535,185	1,716,681	$26,219,274	1,126,270	$12,004,204

Reinvested dividends	1,284,850	20,493,360	512,599	6,166,563	148,811	2,357,166	29,798	356,976
Shares redeemed	(4,518,353)	(67,607,717)	(3,991,620)	(43,861,162)	(252,803)	(3,807,914)	(277,520)	(3,121,312)

Net increase (decrease)	926,080	$16,892,027	1,776,498	$15,840,586	1,612,689	$24,768,526	878,548	$9,239,868

	SA Morgan Stanley International Equities Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,135,760	$24,692,654	2,886,382	$25,690,154	104,195	$1,186,334	19,019	$181,039

Reinvested dividends	311,879	3,602,200	1,048,920	10,772,414	8,578	98,646	26,306	269,108

Shares redeemed	(8,040,604)	(91,890,848)	(4,295,841)	(41,557,133)	(152,490)	(1,742,361)	(133,851)	(1,308,881)

Net increase (decrease)	(5,592,965)	$(63,595,994)	(360,539)	$(5,094,565)	(39,717)	$(457,381)	(88,526)	$(858,734)

	SA Morgan Stanley International Equities Portfolio
	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	1,460,570	$16,386,768	782,412	$7,286,217

Reinvested dividends	129,627	1,486,825	398,153	4,061,161

Shares redeemed	(1,244,801)	(14,161,441)	(1,616,867)	(15,655,141)

Net increase (decrease)	345,396	$3,712,152	(436,302)	$(4,307,763)

	SA PIMCO RAE International Value Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,686,642	$40,680,010	3,254,966	$36,972,254	27,290	$404,766	59,138	$757,734

Reinvested dividends	548,806	8,149,772	546,204	7,182,585	17,770	264,075	16,207	213,449

Shares redeemed	(7,558,801)	(112,994,006)	(2,501,261)	(31,569,828)	(76,902)	(1,151,827)	(83,238)	(1,061,876)

Net increase (decrease)	(4,323,353)	$(64,164,224)	1,299,909	$12,585,011	(31,842)	$(482,986)	(7,893)	$(90,693)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	1,873,504	$27,790,940	4,302,947	$50,546,787

Reinvested dividends	774,685	11,480,839	747,116	9,809,635

Shares redeemed	(4,502,354)	(67,656,210)	(4,058,097)	(51,838,144)

Net increase (decrease)	(1,854,165)	$(28,384,431)	991,966	$8,518,278

622

	SA PIMCO VCP Tactical Balanced Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,869	$68,176	—	$—	2,856,795	$32,944,668	1,744,704	$19,547,376

Reinvested dividends	2,353	25,946	785	8,665	16,801,958	184,873,294	7,155,273	78,636,452

Shares redeemed	(83)	(916)	—	—	(12,341,659)	(143,465,640)	(12,362,909)	(135,906,560)

Net increase (decrease)	8,139	$93,206	785	$8,665	7,317,094	$74,352,322	(3,462,932)	$(37,722,732)

	SA PineBridge High-Yield Bond Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,243,314	$29,700,279	7,613,617	$40,265,609	77,059	$432,864	55,533	$301,797

Reinvested dividends	1,294,794	7,199,054	1,591,230	8,608,552	59,494	330,789	74,911	405,270

Shares redeemed	(6,129,857)	(34,906,384)	(7,882,881)	(42,378,921)	(226,547)	(1,280,573)	(250,717)	(1,347,412)

Net increase (decrease)	408,251	$1,992,949	1,321,966	$6,495,240	(89,994)	$(516,920)	(120,273)	$(640,345)

	SA PineBridge High-Yield Bond Portfolio
	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	2,669,204	$15,053,366	4,225,487	$22,598,070

Reinvested dividends	1,303,585	7,195,789	1,513,981	8,130,080

Shares redeemed	(4,017,984)	(22,552,638)	(6,461,385)	(34,110,556)

Net increase (decrease)	(45,195)	$(303,483)	(721,917)	$(3,382,406)

	SA Putnam International Growth and Income Portfolio
	Class 1				Class 2
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	6,466,103	$74,358,110	4,292,462	$34,960,606	17,609	$200,315	19,101	$160,817

Reinvested dividends	362,773	4,197,287	390,349	3,645,863	7,254	84,432	9,900	93,061

Shares redeemed	(3,258,572)	(36,950,994)	(2,415,413)	(21,183,239)	(60,947)	(701,373)	(46,842)	(399,138)

Net increase (decrease)	3,570,304	$41,604,403	2,267,398	$17,423,230	(36,084)	$(416,626)	(17,841)	$(145,260)

	Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount

Shares sold	643,693	$7,382,827	1,237,757	$9,808,272

Reinvested dividends	170,070	1,974,512	241,490	2,265,172

Shares redeemed	(1,395,696)	(15,890,696)	(1,787,099)	(16,406,666)

Net increase (decrease)	(581,933)	$(6,533,357)	(307,852)	$(4,333,222)

623

	SA Schroders VCP Global Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	5,847	$71,202	2,746	$28,901	505,775	$6,005,364	3,100,648	$32,595,686

Reinvested dividends	139	1,760	295	3,202	183,346	2,310,160	932,759	10,111,114

Shares redeemed	(637)	(7,745)	(777)	(8,040)	(6,482,035)	(77,978,014)	(5,509,553)	(59,451,001)

Net increase (decrease)	5,349	$65,217	2,264	$24,063	(5,792,914)	$(69,662,490)	(1,476,146)	$(16,744,201)

	SA Small Cap Index Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,732,548	$41,947,198	4,203,168	$42,544,831	1,832,631	$28,044,525	851,557	$9,102,558

Reinvested dividends	581,520	9,350,840	895,496	10,710,133	89,440	1,429,258	58,932	701,876

Shares redeemed	(4,922,201)	(75,618,938)	(3,560,006)	(38,291,403)	(178,134)	(2,713,542)	(224,744)	(2,695,665)

Net increase (decrease)	(1,608,133)	$(24,320,900)	1,538,658	$14,963,561	1,743,937	$26,760,241	685,745	$7,108,769

	SA T. Rowe Price Asset Allocation Growth Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	1	$19	11,809	$137,062	12,578,638	$186,466,223	11,378,841	$135,905,944

Reinvested dividends	311	4,865	486	6,445	529,146	8,254,703	322,366	4,266,959

Shares redeemed	(3,706)	(56,544)	(12,390)	(164,176)	(469,730)	(6,986,920)	(2,475,940)	(31,822,760)

Net increase (decrease)	(3,394)	$(51,660)	(95)	$(20,669)	12,638,054	$187,734,006	9,225,267	$108,350,143

	SA T. Rowe Price VCP Balanced Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	14,052	$198,685	86	$1,021	2,735,766	$38,630,630	7,883,661	$88,490,737

Reinvested dividends	433	6,133	171	2,180	7,009,371	99,112,499	3,007,017	38,309,398

Shares redeemed	(303)	(4,239)	(132)	(1,615)	(8,746,559)	(123,366,136)	(14,994,413)	(183,313,554)

Net increase (decrease)	14,182	$200,579	125	$1,586	998,578	$14,376,993	(4,103,735)	$(56,513,419)

	SA VCP Dynamic Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	13,811	$199,462	5,936	$81,713	3,639,380	$51,002,296	4,908,525	$66,245,177

Reinvested dividends	2,642	37,257	1,127	14,992	60,465,214	852,559,522	55,936,449	743,954,777

Shares redeemed	(410)	(5,887)	(3,242)	(44,625)	(97,980,000)	(1,410,023,427)	(99,341,239)	(1,316,134,268)

Net increase (decrease)	16,043	$230,832	3,821	$52,080	(33,875,406)	$(506,461,609)	(38,496,265)	$(505,934,314)

	SA VCP Dynamic Strategy Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	14,172	$215,260	229	$2,965	3,606,170	$52,770,301	2,448,997	$32,949,328

Shares issued in merger@	27,785	405,538	—	—	107,383,671	1,566,652,586	—	—

Reinvested dividends	2,595	37,729	808	10,749	25,604,977	372,296,363	23,765,025	316,550,137

Shares redeemed	(3,282)	(48,759)	(3,091)	(42,142)	(64,405,417)	(939,274,084)	(50,334,920)	(669,543,405)

Net increase (decrease)	41,270	$609,768	(2,054)	$(28,428)	72,189,401	$1,052,445,166	(24,120,898)	$(320,043,940)

@	See Note 14

624

	SA VCP Index Allocation Portfolio
	Class 1				Class 3
	For the year ended January 31, 2022		For the year ended January 31, 2021		For the year ended January 31, 2022		For the year ended January 31, 2021
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	21,177	$269,199	6,983	$81,616	5,342,778	$67,858,607	7,955,776	$84,945,876

Reinvested dividends	2,328	29,452	413	4,829	3,355,501	42,316,405	957,701	11,201,753

Shares redeemed	(11,489)	(150,604)	(32)	(387)	(2,069,231)	(26,325,744)	(6,043,930)	(65,347,561)

Net increase (decrease)	12,016	$148,047	7,364	$86,058	6,629,048	$83,849,268	2,869,547	$30,800,068

Note 8.  Transactions with Affiliates

The following Portfolios incurred brokerage commissions with affiliated brokers for the year ended January 31, 2022:

Portfolio	Fidelity Clearing Canada ULC	National Financial Services, LLC
SA Fidelity Institutional AM® International Growth	$4	$8,700
SA Fidelity Institutional AM® Real Estate	—	18,553

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. In addition, the SA BlackRock Multi-Factor 70/30 Portfolio owned 5% or more of the outstanding voting shares of certain companies listed in the Portfolio of Investments. For the year ended January 31, 2022, transactions in these securities were as follows:

SA BlackRock Multi-Factor 70/30 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2022
iShares U.S. Fixed Income Balanced Risk Factor ETF Exchange Traded Fund	$257,490	$—	$5,728,587	$17,281,914	$3,867,192	$(82,569)	$(657,920)	$18,402,820

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2022
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$24,988	$—	$2,688,404	$598,749	$617,641	$129,475	$(339,720)	$2,459,267
SA Fixed Income Index Portfolio, Class 1	310,984	175,134	16,648,104	3,690,635	4,239,455	303,877	(1,337,305)	15,065,856
SA Fixed Income Intermediate Index Portfolio, Class 1	221,094	21,270	9,279,328	9,444,743	687,149	46,169	(660,581)	17,422,510
SA International Index Portfolio, Class 1	305,177	51,018	17,515,834	5,277,907	1,100,894	279,923	647,413	22,620,183
SA Large Cap Index Portfolio, Class 1	274,343	348,879	16,801,899	4,862,419	2,654,318	977,698	2,265,282	22,252,980
SA Mid Cap Index Portfolio, Class 1	37,040	225,205	3,672,827	1,503,845	252,144	88,015	131,049	5,143,592
SA Small Cap Index Portfolio, Class 1	7,671	50,768	1,988,078	450,942	750,031	232,309	(297,972)	1,623,326

	$1,181,297	$872,274	$68,594,474	$25,829,240	$10,301,632	$2,057,466	$408,166	$86,587,714

†	Includes reinvestments of distributions paid.

625

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at January 31, 2022
SunAmerica Series Trust
SA Emerging Market Equity Index Portfolio, Class 1	$41,015	$—	$3,568,211	$1,270,605	$462,560	$105,213	$(439,985)	$4,041,484
SA Fixed Income Index Portfolio, Class 1	184,979	104,172	8,820,475	2,939,745	2,202,869	167,001	(770,193)	8,954,159
SA Fixed Income Intermediate Index Portfolio, Class 1	131,084	12,611	4,818,824	6,191,068	324,253	20,201	(384,638)	10,321,202
SA International Index Portfolio, Class 1	355,968	59,509	18,152,821	8,185,420	837,598	134,821	711,641	26,347,105
SA Large Cap Index Portfolio, Class 1	324,748	412,978	17,558,531	7,414,683	2,211,183	738,102	2,755,480	26,255,613
SA Mid Cap Index Portfolio, Class 1	42,518	258,507	3,806,864	2,113,867	210,835	58,456	128,330	5,896,682
SA Small Cap Index Portfolio, Class 1	14,965	99,036	2,984,622	1,152,503	730,832	208,388	(405,280)	3,209,401

	$1,095,277	$946,813	$59,710,348	$29,267,891	$6,980,130	$1,432,182	$1,595,355	$85,025,646

†	Includes reinvestment of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2022
SunAmerica Series Trust
SA Emerging Market Equity Index Portfolio, Class 1	$147,320	$—	$12,655,514	$4,677,746	$1,019,991	$255,415	$(1,453,553)	$15,115,131
SA Fixed Income Index Portfolio, Class 1	227,145	127,919	10,892,695	3,840,092	2,481,670	51,974	(785,905)	11,517,186
SA Fixed Income Intermediate Index Portfolio, Class 1	161,008	15,490	5,922,784	8,029,449	214,219	6,467	(463,743)	13,280,738
SA International Index Portfolio, Class 1	1,572,555	262,891	80,954,880	38,848,205	2,152,234	279,303	3,566,533	121,496,687
SA Large Cap Index Portfolio, Class 1	1,305,820	1,660,594	70,600,879	31,020,418	6,148,917	1,757,455	12,606,947	109,836,782
SA Mid Cap Index Portfolio, Class 1	189,907	1,154,628	17,712,556	9,297,911	476,728	106,279	822,250	27,462,268
SA Small Cap Index Portfolio, Class 1	66,348	439,071	12,718,305	5,247,525	2,145,696	616,377	(1,561,966)	14,874,545

	$3,670,103	$3,660,593	$211,457,613	$100,961,346	$14,639,455	$3,073,270	$12,730,563	$313,583,337

†	Includes reinvestment of distributions paid.

626

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2022
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$1,276,718	$1,623,585	$80,403,634	$18,116,328	$11,069,498	$3,725,196	$11,855,413	$103,031,073
SA Mid Cap Index Portfolio, Class 1	98,222	597,190	10,324,298	3,218,605	618,538	147,530	537,289	13,609,184
SA Small Cap Index Portfolio, Class 1	52,600	348,093	12,132,634	2,573,815	2,798,313	850,153	(1,421,125)	11,337,164
SA Fixed Income Index Portfolio, Class 1	859,255	483,898	46,707,925	8,562,557	10,898,415	981,290	(3,856,057)	41,497,300
SA Fixed Income Intermediate Index Portfolio, Class 1	610,434	58,726	26,139,565	24,757,157	1,252,968	90,857	(1,787,824)	47,946,787
SA International Index Portfolio, Class 1	309,819	51,793	17,215,405	5,399,513	597,352	82,125	790,862	22,890,553

	$3,207,048	$3,163,285	$192,923,461	$62,627,975	$27,235,084	$5,877,151	$6,118,558	$240,312,061

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2022
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$766,119	$431,447	$41,193,684	$7,755,991	$8,906,540	$796,568	$(3,364,620)	$37,475,083
SA Fixed Income Intermediate Index Portfolio, Class 1	543,878	52,323	22,589,859	23,223,665	1,028,120	76,547	(1,592,295)	43,269,656
SA International Index Portfolio, Class 1	882,360	147,508	50,176,440	14,812,360	1,572,221	183,864	2,382,634	65,983,077
SA Large Cap Index Portfolio, Class 1	2,984,194	3,794,958	183,053,687	41,615,622	17,074,909	6,330,894	29,195,753	243,121,047
SA Mid Cap Index Portfolio, Class 1	347,236	2,111,187	37,135,672	10,589,932	1,496,876	362,015	2,060,349	48,651,092
SA Small Cap Index Portfolio, Class 1	98,009	648,596	22,374,043	5,328,077	4,677,248	1,375,819	(2,536,020)	21,864,671

	$5,621,796	$7,186,019	$356,523,385	$103,325,647	$34,755,914	$9,125,707	$26,145,801	$460,364,626

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2022
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$932,829	$525,331	$47,846,564	$10,062,934	$10,246,568	$198,198	$(3,247,470)	$44,613,658
SA Fixed Income Intermediate Index Portfolio, Class 1	657,866	63,289	25,937,631	28,232,479	1,163,435	61,434	(1,896,155)	51,171,954
SA International Index Portfolio, Class 1	3,195,239	534,162	176,527,560	53,477,695	5,234,534	661,649	8,188,789	233,621,159
SA Large Cap Index Portfolio, Class 1	8,912,850	11,334,349	522,787,236	121,414,154	36,695,940	13,914,568	89,618,209	711,038,227
SA Mid Cap Index Portfolio, Class 1	931,648	5,664,398	96,635,036	27,833,609	2,854,902	762,793	5,404,513	127,781,049
SA Small Cap Index Portfolio, Class 1	266,957	1,766,645	58,244,994	14,885,616	11,408,358	3,281,381	(6,498,193)	58,505,440

	$14,897,389	$19,888,174	$927,979,021	$255,906,487	$67,603,737	$18,880,023	$91,569,693	$1,226,731,487

†	Includes reinvestments of distributions paid.

627

SA Large Cap Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at January 31, 2022
American International Group, Inc. — Common Stock	$97,935	$—	$2,933,798	$7,448	$379,786	$24,320	$1,536,242	$4,122,022

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2021	Cost of Purchases	Proceeds of Sales	Realized Gain/ Loss	Change in Unrealized Gain (Loss)	Value at January 31, 2022
American International Group, Inc.
Common Stock	$21,744	$—	$649,921	$76,032	$178,621	$(16,471)	$360,510	$891,371

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Value at Merger Date	Change in Unrealized Gain (Loss)	Value at January 31, 2022
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$30,434,684	$417,132,572	$31,879,635	$122,769,951	$27,443,019	$—	$19,713,629	$373,398,904
SA AB Small & Mid Cap Value Portfolio, Class 1	115,724	113,374	—	20,436,264	2,851,284	(57,356)	—	(23,454)	17,504,170
SA DFA Ultra Short Bond Portfolio, Class 1	30,575	—	69,398,372	14,303,652	25,578,897	(127,124)	—	(475,652)	57,520,351
SA Emerging Markets Equity Index Portfolio, Class 1	397,879	—	49,955,473	571,538	10,448,121	1,571,200	—	(4,726,930)	36,923,160
SA Federated Hermes Corporate Bond Portfolio, Class 1	8,759,512	803,241	264,235,288	59,569,974	40,493,104	2,046,365	—	(15,884,394)	269,474,129
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	644,331	—	47,020,688	817,990	13,528,121	(1,270,458)	—	12,118,093	45,158,192
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	55,045	15,476,649	239,828,110	16,295,793	49,743,734	14,142,741	—	(24,783,253)	195,739,657
SA Fixed Income Index Portfolio, Class 1	2,865,619	1,613,800	156,135,742	5,000,396	21,049,597	2,040,066	—	(11,003,183)	131,123,424
SA Fixed Income Intermediate Index Portfolio, Class 1	1,587,527	152,726	125,998,591	19,355,872	22,543,809	1,429,095	—	(6,252,723)	117,987,026
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	5,405,055	2,014,368	303,757,336	8,493,720	82,666,500	5,950,572	—	68,299,338	303,834,466
SA Franklin Small Company Value Portfolio, Class 1	1,044,967	5,162,702	101,814,769	6,554,986	27,926,243	(486,635)	—	13,752,586	93,709,463
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	46,752	—	81,336,312	307,241	20,837,260	4,457,999	—	11,147,285	76,411,577
SA Goldman Sachs Global Bond Portfolio, Class 1	894,984	—	35,181,096	7,033,912	5,472,497	197,816	—	(3,965,282)	32,975,045
SA International Index Portfolio, Class 1	1,396,480	233,455	133,710,145	1,977,253	46,351,476	11,078,926	—	(2,326,874)	98,087,974
SA Invesco Growth Opportunities Portfolio, Class 1	—	15,174,565	156,854,456	15,660,810	37,718,740	11,451,059	—	(40,083,328)	106,164,257
SA Janus Focused Growth Portfolio, Class 1	—	12,633,434	141,554,114	13,119,678	39,358,740	15,677,078	—	(9,627,426)	121,364,704
SA JPMorgan Emerging Markets Portfolio, Class 1	529,919	—	40,845,161	651,479	12,339,685	5,706,364	—	(6,932,742)	27,930,577
SA JPMorgan Equity-Income Portfolio, Class 1	7,044,640	12,543,133	393,940,873	20,975,851	99,396,122	22,454,263	—	59,319,862	397,294,727
SA JPMorgan Global Equities Portfolio, Class 1	3,000,218	—	197,496,503	3,625,391	58,251,237	8,098,165	—	22,929,204	173,898,026
SA JPMorgan MFS Core Bond Portfolio, Class 1	16,998,621	5,723,561	664,694,422	104,639,623	97,015,459	3,903,712	—	(41,759,926)	634,462,372
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	14,991,130	115,147,428	15,348,003	41,179,333	16,538,825	50,500,580	(40,514,643)	115,840,860
SA Large Cap Growth Index Portfolio, Class 1	1,068,657	9,588,846	184,484,753	11,252,719	46,371,005	20,436,666	—	4,579,239	174,382,372
SA Large Cap Index Portfolio, Class 1	15,413,705	19,601,395	1,219,381,325	39,235,009	299,243,347	147,135,002	—	80,955,246	1,187,463,235
SA Large Cap Value Index Portfolio, Class 1	3,193,384	1,705,766	140,191,256	5,417,739	31,036,668	6,142,688	—	20,949,672	141,664,687

628

SA VCP Dynamic Allocation Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Value at Merger Date	Change in Unrealized Gain (Loss)	Value at January 31, 2022
SA MFS Blue Chip Growth Portfolio, Class 1	$704,584	$36,793,550	$372,259,276	$38,749,673	$104,831,321	$46,486,660	$—	$(18,317,402)	$334,346,886
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,309,333	13,425,853	365,223,787	17,002,896	100,925,285	26,229,367	—	32,964,332	340,495,097
SA Mid Cap Index Portfolio, Class 1	505,028	3,070,561	89,087,751	3,836,077	34,052,182	10,513,596	—	(2,898,375)	66,486,867
SA Morgan Stanley International Equities Portfolio, Class 1	2,155,512	—	226,353,182	2,763,318	70,573,814	17,662,725	—	(7,401,151)	168,804,260
SA PIMCO RAE International Value Portfolio, Class 1	2,758,114	790,753	157,809,792	4,057,900	78,129,121	(7,668,457)	—	19,557,332	95,627,446
SA PineBridge High-Yield Bond Portfolio, Class 1	2,760,012	—	53,031,328	8,451,036	7,680,933	564,079	—	(1,444,498)	52,921,012
SA Putnam International Growth and Income Portfolio, Class 1	272,074	—	—	38,284,018	1,315,243	(53,929)	—	(97,846)	36,817,000
SA Small Cap Index Portfolio, Class 1	362,307	2,397,643	96,666,814	3,055,169	24,667,806	7,960,805	—	(10,444,504)	72,570,478
SA Wellington Capital Appreciation Portfolio, Class 1	—	39,267,494	209,667,531	39,962,131	55,702,486	15,980,242	—	(61,233,051)	148,674,367
SA Wellington Government & Quality Bond Portfolio, Class 1	10,533,406	10,393,047	653,759,112	83,305,579	94,625,262	908,800	—	(41,434,276)	601,913,953
SA WellsCap Aggressive Growth Portfolio, Class 1	—	9,133,776	68,836,027	9,327,834	22,513,132	10,360,609	(50,500,580)	(15,510,758)	—
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	5,490,008	11,853,463	209,141,203	18,105,182	45,485,882	11,700,210	—	19,464,161	212,924,874
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	10,444,741	14,266,716	617,190,022	96,957,627	89,630,386	1,257,519	—	(44,193,837)	581,580,945
SA Multi-Managed International Equity Portfolio, Class 1	2,782,985	9,117,770	214,215,683	12,595,391	50,372,485	7,372,030	—	(2,014,913)	181,795,706
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	51,167,513	226,452,183	51,966,343	50,049,202	14,669,308	—	(54,382,485)	188,656,147
SA Multi-Managed Large Cap Value Portfolio, Class 1	6,201,509	19,677,471	360,263,514	27,143,107	85,443,663	897,501	—	56,579,540	359,439,999
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	27,458,638	121,179,842	27,838,299	35,048,105	11,396,464	—	(41,752,691)	83,613,809
SA Multi-Managed Mid Cap Value Portfolio, Class 1	1,239,130	5,970,872	135,812,287	7,661,515	36,743,115	(399,628)	—	23,623,076	129,954,135
SA Multi-Managed Small Cap Portfolio, Class 1	163,169	9,560,010	93,869,758	10,018,399	26,607,806	2,456,653	—	(2,656,135)	77,080,869
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	63,395,352	344,895,672	64,578,621	75,318,765	18,203,922	—	(62,482,553)	289,876,897
SA Wellington Real Return Portfolio, Class 1	—	4,236,667	164,200,896	33,866,616	25,437,334	1,712,381	—	(538,838)	173,803,721

	$119,175,506	$479,943,978	$10,060,010,445	$1,022,051,259	$2,369,324,258	$524,170,905	$—	$(109,210,528)	$9,127,697,823

†	Includes reinvestments of distributions paid.

629

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2022
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$17,991,339	$212,864,928	$62,439,177	$74,161,883	$29,135,084	$(9,444,155)	$220,833,151
SA AB Small & Mid Cap Value Portfolio, Class 1	795,175	779,025	113,302,705	25,386,560	45,056,439	1,836,327	26,765,060	122,234,213
SA DFA Ultra Short Bond Portfolio, Class 1	16,504	—	29,238,447	13,362,506	11,253,776	(75,467)	(236,959)	31,034,751
SA Emerging Markets Equity Index Portfolio, Class 1	302,048	—	30,827,786	6,737,820	6,969,685	1,090,087	(3,537,678)	28,148,330
SA Federated Hermes Corporate Bond Portfolio, Class 1	3,480,419	319,152	91,300,519	38,255,508	17,406,805	525,732	(5,840,307)	106,834,647
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	436,833	—	25,720,450	10,072,605	11,029,685	(1,033,484)	6,904,027	30,633,913
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	25,158	7,073,622	81,053,845	38,646,281	23,758,762	6,815,356	(13,411,532)	89,345,188
SA Fixed Income Index Portfolio, Class 1	1,698,284	956,404	69,205,865	26,174,852	12,957,119	1,253,597	(6,048,158)	77,629,037
SA Fixed Income Intermediate Index Portfolio, Class 1	823,688	79,241	61,959,021	27,731,677	25,842,248	1,670,273	(4,142,754)	61,375,969
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	4,455,350	1,660,429	216,205,063	60,105,754	78,538,991	7,696,186	44,697,656	250,165,668
SA Franklin Small Company Value Portfolio, Class 1	403,756	1,994,772	38,139,365	11,394,942	17,820,540	(216,526)	4,687,523	36,184,764
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	40,565	—	55,688,799	15,599,265	16,731,308	3,481,602	8,083,526	66,121,884
SA Franklin U.S. Systematic Large Cap Value Portfolio, Class 1	3,640,157	9,694,181	179,680,308	57,024,596	98,630,003	13,766,823	6,351,458	158,193,182
SA Goldman Sachs Global Bond Portfolio, Class 1	864,950	—	27,022,447	13,587,878	5,351,623	127,363	(3,538,682)	31,847,383
SA International Index Portfolio, Class 1	1,212,821	202,752	79,769,923	26,022,892	25,519,057	6,247,829	(1,617,905)	84,903,682
SA Invesco Growth Opportunities Portfolio, Class 1	—	3,196,832	32,132,107	14,515,541	18,784,800	3,847,405	(9,351,359)	22,358,894
SA Invesco Main Street Large Cap Portfolio, Class 1	2,021,311	13,811,236	270,612,519	68,187,864	68,741,704	19,197,705	19,654,691	308,911,075
SA Janus Focused Growth Portfolio, Class 1	—	18,318,162	167,157,687	59,343,072	55,202,671	24,926,066	(20,366,799)	175,857,355
SA JPMorgan Emerging Markets Portfolio, Class 1	277,328	—	18,771,158	4,138,791	7,655,811	730,462	(1,402,237)	14,582,363
SA JPMorgan Equity-Income Portfolio, Class 1	5,380,825	9,580,674	251,645,964	76,731,250	77,799,961	12,686,361	40,009,934	303,273,548
SA JPMorgan Global Equities Portfolio, Class 1	1,774,367	—	92,859,236	23,655,996	28,892,931	4,065,268	11,021,246	102,708,815
SA JPMorgan MFS Core Bond Portfolio, Class 1	7,198,245	2,423,702	228,708,309	97,919,033	43,315,524	2,058,400	(17,226,438)	268,143,780
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	8,650,247	78,003,018	30,166,193	31,720,296	13,267,077	(22,915,022)	66,800,970
SA Large Cap Growth Index Portfolio, Class 1	623,937	5,598,467	91,091,767	26,816,876	29,033,192	12,804,384	202,341	101,882,176

630

SA VCP Dynamic Strategy Portfolio (continued)

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2022
SA Large Cap Index Portfolio, Class 1	$8,122,573	$10,329,364	$545,310,880	$147,167,394	$171,543,710	$84,255,023	$20,090,503	$625,280,090
SA Large Cap Value Index Portfolio, Class 1	3,283,662	1,753,988	120,258,500	35,915,692	34,321,272	6,677,344	16,994,546	145,524,810
SA MFS Blue Chip Growth, Class 1	386,362	20,175,906	163,259,186	63,500,023	52,785,131	9,541,538	(221,823)	183,293,793
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,134,239	12,407,899	268,501,108	96,389,434	95,419,546	22,601,544	22,769,042	314,841,582
SA Mid Cap Index Portfolio, Class 1	404,266	2,457,931	53,707,684	16,933,743	21,409,371	6,884,489	(3,032,664)	53,083,881
SA Morgan Stanley International Equities Portfolio, Class 1	550,968	—	40,823,540	16,404,627	15,139,528	575,358	370,987	43,034,984
SA PIMCO RAE International Value Portfolio, Class 1	3,167,742	908,194	125,630,990	36,227,465	33,821,183	(604,411)	9,060,368	136,493,229
SA PineBridge High-Yield Bond Portfolio, Class 1	1,146,386	—	17,462,130	8,151,427	3,181,780	240,542	(697,041)	21,975,278
SA Putnam International Growth and Income Portfolio, Class 1	2,305,910	—	97,598,682	29,418,269	27,456,439	3,157,401	11,065,826	113,783,739
SA Small Cap Index Portfolio, Class 1	213,295	1,411,525	51,726,002	11,922,057	19,325,497	6,519,090	(8,180,923)	42,660,729
SA Wellington Government & Quality Bond Portfolio, Class 1	3,948,805	3,896,186	199,804,877	88,549,061	49,237,327	1,963,074	(16,163,474)	224,916,211
Seasons Series Trust
SA Columbia Focused Value Portfolio, Class 1	2,582,671	5,576,237	86,177,824	29,383,292	27,451,744	7,394,107	4,680,778	100,184,257
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	3,658,517	4,997,255	165,037,245	86,740,354	33,924,157	859,664	(15,030,146)	203,682,960
SA Multi-Managed International Equity Portfolio, Class 1	1,617,782	5,300,265	93,813,159	34,686,830	23,554,868	6,386,396	(5,612,681)	105,718,836
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	51,220,411	189,852,917	99,193,940	58,598,221	15,533,270	(57,065,253)	188,916,653
SA Multi-Managed Large Cap Value Portfolio, Class 1	5,750,510	18,246,445	287,008,509	96,029,773	94,662,306	315,728	44,504,622	333,196,326
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	25,676,189	88,362,995	43,703,187	24,726,431	8,624,368	(37,760,997)	78,203,122
SA Multi-Managed Mid Cap Value Portfolio, Class 1	525,544	2,532,387	55,545,063	15,908,974	25,391,437	2,003,221	7,073,019	55,138,840
SA Multi-Managed Small Cap Portfolio, Class 1	239,072	14,007,092	118,733,797	37,414,947	40,534,868	11,425,597	(13,944,960)	113,094,513
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	5,373,175	—	35,441,517	2,100,412	(155,933)	(8,647,524)	24,537,648
SA Wellington Real Return Portfolio, Class 1	—	1,866,874	58,893,399	29,333,231	11,977,061	847,012	(463,739)	76,632,842

	$75,510,025	$290,467,560	$5,370,469,723	$1,892,432,166	$1,698,737,103	$360,948,332	$19,085,943	$5,944,199,061

†	Includes reinvestments of distributions paid.

631

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2021	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at January 31, 2022
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$1,122,889	$632,366	$67,091,078	$9,852,497	$19,805,275	$1,694,467	$(5,591,371)	$53,241,396
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	797,159	76,690	37,465,436	33,296,218	7,079,646	533,453	(2,755,123)	61,460,338
SunAmerica Series Trust SA International Index Portfolio, Class 1	691,020	115,521	43,669,342	9,845,241	5,903,607	1,221,823	1,312,485	50,145,284
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,538,950	3,228,748	174,311,583	29,708,033	35,772,871	10,318,525	22,604,148	201,169,418
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	251,847	1,531,221	29,623,306	6,591,918	4,185,356	1,239,143	1,041,624	34,310,635
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	92,241	610,422	23,594,075	4,321,813	7,171,172	2,160,849	(2,982,803)	19,922,762

	$5,494,106	$6,194,968	$375,754,820	$93,615,720	$79,917,927	$17,168,260	$13,628,960	$420,249,833

†	Includes reinvestments of distributions paid.

At January 31, 2022, the following affiliates owned outstanding shares of the following Portfolios:

Holder	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Multi-Factor 70/30	SA BlackRock VCP Global Multi Asset	SA DFA Ultra Short Bond	SA Emerging Markets Equity Index
USL	3.02%	3.89%	6.60%	10.14%	5.20%	1.17%
AGL	64.12%	71.23%	92.39%	85.46%	70.52%	11.51%
VALIC	0.23%	0.31%	1.01%	4.40%	0.53%	0.19%
Seasons Series Trust Allocation Balanced Portfolio	0.30%	0.23%	—	—	0.01%	0.56%
Seasons Series Trust Allocation Growth Portfolio	0.79%	0.55%	—	—	0.02%	3.49%
Seasons Series Trust Allocation Moderate Growth Portfolio	0.91%	0.73%	—	—	0.04%	3.33%
Seasons Series Trust Allocation Moderate Portfolio	0.49%	0.36%	—	—	0.02%	1.07%
SAST SunAmerica VCP Dynamic Allocation Portfolio	18.83%	2.84%	—	—	15.37%	33.51%
SAST SunAmerica VCP Dynamic Strategy Portfolio	11.14%	19.86%	—	—	8.29%	25.55%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	2.23%
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	3.67%
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	13.72%

Holder	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Value
USL	4.01%	0.51%	3.55%	1.35%	1.00%	2.37%	3.37%	3.65%
AGL	69.17%	2.71%	65.30%	11.98%	6.32%	58.31%	57.28%	59.18%
VALIC	0.51%	0.01%	0.13%	0.84%	0.37%	0.08%	0.25%	1.11%
Seasons Series Trust Allocation Balanced Portfolio	0.34%	1.12%	0.79%	2.70%	3.07%	0.46%	0.33%	—
Seasons Series Trust Allocation Growth Portfolio	0.69%	3.61%	1.93%	2.11%	1.65%	1.13%	0.94%	—
Seasons Series Trust Allocation Moderate Growth Portfolio	0.98%	3.89%	2.23%	3.52%	3.26%	1.32%	1.03%	—

632

Holder	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Value
Seasons Series Trust Allocation Moderate Portfolio	0.53%	1.80%	1.16%	2.45%	2.74%	0.69%	0.58%	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	17.02%	59.29%	14.84%	23.36%	22.69%	19.55%	26.13%	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	6.75%	27.06%	10.07%	13.83%	11.81%	16.09%	10.09%	36.06%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	7.40%	9.22%	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	6.68%	8.32%	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	7.95%	9.84%	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	9.49%	11.82%	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	2.69%	3.35%	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	1.60%	1.99%	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	2.05%	2.55%	—	—	—

Holder	SA Franklin Tactical Opportunities	SA Franklin U. S. Equity Smart Beta	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Global Bond	SA Goldman Sachs Multi- Asset Insights	SA Index Allocation 60/40
USL	5.93%	0.33%	11.97%	8.84%	7.65%	6.36%	14.38%	11.95%
AGL	93.02%	3.30%	84.98%	87.97%	89.26%	76.89%	78.19%	84.17%
VALIC	1.05%	0.00%	3.05%	3.19%	3.09%	0.73%	7.43%	3.88%
Seasons Series Trust Allocation Balanced Portfolio	—	1.16%	—	—	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	—	2.49%	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	3.10%	—	—	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	—	1.56%	—	—	—	—	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	47.21%	—	—	—	8.15%	—	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	40.85%	—	—	—	7.87%	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	—	—	—

633

Holder	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities	SA Invesco Main Street Large Cap	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets
USL	14.19%	8.71%	0.18%	3.18%	1.72%	2.13%	5.63%	4.00%
AGL	82.70%	87.13%	2.34%	53.13%	29.35%	37.67%	93.63%	70.80%
VALIC	3.11%	4.16%	0.07%	0.12%	0.27%	0.22%	0.74%	0.29%
Seasons Series Trust Allocation Balanced Portfolio	—	—	0.18%	0.47%	1.03%	0.62%	—	0.74%
Seasons Series Trust Allocation Growth Portfolio	—	—	0.67%	1.29%	2.87%	1.66%	—	2.61%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	0.70%	1.39%	3.28%	1.96%	—	2.83%
Seasons Series Trust Allocation Moderate Portfolio	—	—	0.32%	0.74%	1.69%	1.02%	—	1.29%
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	—	12.91%	32.78%	—	22.34%	—	11.46%
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	—	11.17%	6.90%	59.79%	32.38%	—	5.98%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	3.01%	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	8.68%	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	30.73%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	6.60%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	2.98%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	3.47%	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	15.99%	—	—	—	—	—

Holder	SA JPMorgan Equity-Income	SA JPMorgan Global Equities	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA Large Cap Growth Index	SA Large Cap Index	SA Large Cap Value Index	SA MFS Blue Chip Growth
USL	1.99%	1.10%	3.01%	4.03%	0.83%	0.21%	1.07%	1.53%
AGL	37.25%	25.70%	48.17%	67.20%	8.71%	2.46%	8.00%	25.04%
VALIC	0.15%	0.02%	0.37%	0.36%	0.32%	0.05%	0.15%	0.24%
Seasons Series Trust Allocation Balanced Portfolio	0.68%	—	1.62%	0.36%	0.80%	0.20%	1.16%	0.48%
Seasons Series Trust Allocation Growth Portfolio	1.72%	—	0.48%	1.07%	2.23%	0.72%	2.64%	1.20%
Seasons Series Trust Allocation Moderate Growth Portfolio	1.90%	—	1.59%	1.17%	2.54%	0.76%	3.31%	1.37%
Seasons Series Trust Allocation Moderate Portfolio	1.06%	—	1.31%	0.61%	1.37%	0.34%	1.88%	0.69%
SAST SunAmerica VCP Dynamic Allocation Portfolio	31.33%	46.01%	30.54%	15.98%	52.52%	35.02%	40.35%	44.86%
SAST SunAmerica VCP Dynamic Strategy Portfolio	23.92%	27.17%	12.91%	9.22%	30.68%	18.45%	41.44%	24.59%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	—	—	—	3.04%	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	—	—	—	7.17%	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	—	—	—	20.98%	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	—	—	—	5.93%	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	—	—	—	0.66%	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	—	—	—	0.77%	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	—	—	—	3.24%	—	—

634

Holder	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index	SA Morgan Stanley International Equities	SA PIMCO RAE International Value	SA PIMCO VCP Tactical Balanced	SA PineBridge High-Yield Bond	SA Putnam International Growth and Income
USL	1.67%	3.37%	0.82%	1.93%	2.80%	9.82%	3.17%	2.24%
AGL	38.58%	96.35%	10.00%	39.64%	60.81%	87.43%	61.23%	40.84%
VALIC	0.15%	0.28%	0.31%	0.23%	0.11%	2.75%	0.60%	0.04%
Seasons Series Trust Allocation Balanced Portfolio	—	—	0.33%	0.98%	0.25%	—	1.93%	1.52%
Seasons Series Trust Allocation Growth Portfolio	—	—	0.84%	3.54%	0.95%	—	1.65%	4.82%
Seasons Series Trust Allocation Moderate Growth Portfolio	—	—	0.88%	3.63%	0.96%	—	3.51%	5.22%
Seasons Series Trust Allocation Moderate Portfolio	—	—	0.54%	1.63%	0.47%	—	2.41%	2.34%
SAST SunAmerica VCP Dynamic Allocation Portfolio	30.97%	—	14.99%	38.58%	13.86%	—	18.02%	10.51%
SAST SunAmerica VCP Dynamic Strategy Portfolio	28.63%	—	11.98%	9.84%	19.79%	—	7.48%	32.47%
SAST SunAmerica Index Allocation 60/40 Portfolio	—	—	3.07%	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	—	10.98%	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	—	28.83%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	—	7.74%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	—	1.16%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	—	1.33%	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	—	6.20%	—	—	—	—	—

Holder	SA Schroders VCP Global Allocation	SA Small Cap Index	SA T. Rowe Price Asset Allocation Growth	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy	SA VCP Index Allocation
USL	10.73%	1.24%	6.08%	8.98%	8.22%	9.78%	11.66%
AGL	85.86%	13.11%	93.33%	88.27%	90.91%	88.76%	82.86%
VALIC	3.41%	0.34%	0.59%	2.75%	0.87%	1.46%	5.48%
Seasons Series Trust Allocation Balanced Portfolio	—	0.43%	—	—	—	—	—
Seasons Series Trust Allocation Growth Portfolio	—	1.13%	—	—	—	—	—
Seasons Series Trust Allocation Moderate Growth Portfolio	—	1.28%	—	—	—	—	—
Seasons Series Trust Allocation Moderate Portfolio	—	0.65%	—	—	—	—	—
SAST SunAmerica VCP Dynamic Allocation Portfolio	—	24.09%	—	—	—	—	—
SAST SunAmerica VCP Dynamic Strategy Portfolio	—	14.15%	—	—	—	—	—
SAST SunAmerica Index Allocation 60/40 Portfolio	—	3.76%	—	—	—	—	—
SAST SunAmerica Index Allocation 80/20 Portfolio	—	7.25%	—	—	—	—	—
SAST SunAmerica Index Allocation 90/10 Portfolio	—	19.42%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 60/40 Portfolio	—	6.61%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 75/25 Portfolio	—	0.54%	—	—	—	—	—
SAST SunAmerica Global Index Allocation 90/10 Portfolio	—	1.06%	—	—	—	—	—
SAST SunAmerica VCP Index Allocation Portfolio	—	4.94%	—	—	—	—	—

The affiliated funds (SAST and Seasons Series Trust) do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the affiliated within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

635

Note 9.  Investment Concentration

Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA Emerging Markets Equity Index, SA Goldman Sachs Global Bond, SA International Index, SA JPMorgan Emerging Markets, SA Morgan Stanley International Equities, SA PIMCO RAE International Value and SA Putnam International Growth and Income Portfolios.

The SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JPMorgan MFS Core Bond, SA MFS Total Return and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.

SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 10.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street for its own account, such Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended January 31, 2022, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA AB Small & Mid Cap Value	11	$9,910	$22,536,364	1.44%
SA BlackRock VCP Global Multi Asset	21	1,904	2,282,143	1.43
SA Fidelity Institutional AM® International Growth	80	6,462	2,013,375	1.44
SA Fidelity Institutional AM® Real Estate	28	4,417	3,945,536	1.44
SA Fixed Income Index	2	114	1,425,000	1.45
SA Fixed Income Intermediate Index	2	647	8,150,000	1.43
SA Franklin BW U.S. Large Cap Value	5	2,013	10,025,000	1.44
SA Franklin Small Company Value	5	2,821	14,105,000	1.44
SA Franklin Systematic U.S. Large Cap Value	13	870	1,675,000	1.44
SA Franklin Tactical Opportunities	1	11	275,000	1.42
SA International Index	3	749	6,200,000	1.45
SA Invesco Growth Opportunities	1	49	1,225,000	1.44
SA Invesco Main Street Large Cap	22	635	726,136	1.44
SA Janus Focused Growth	35	2,878	2,045,714	1.45

636

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
SA JPMorgan Diversified Balanced	2	$275	$3,462,500	1.43%
SA JPMorgan Emerging Markets	9	432	1,191,667	1.45
SA JPMorgan Equity-Income	6	486	2,025,000	1.44
SA JPMorgan Global Equities	21	3,158	3,736,905	1.45
SA JPMorgan Mid-Cap Growth	3	538	4,450,000	1.45
SA Large Cap Growth Index	49	2,510	1,277,041	1.44
SA Large Cap Index	15	4,427	7,368,333	1.44
SA Large Cap Value Index	44	1,624	919,886	1.44
SA MFS Blue Chip Growth	23	3,031	3,297,609	1.44
SA MFS Massachusetts Investors Trust	19	2,994	3,928,947	1.44
SA PIMCO RAE International Value	79	11,417	3,607,595	1.44
SA PIMCO VCP Tactical Balanced	7	794	2,853,571	1.43
SA Putnam International Growth and Income	5	294	1,460,000	1.45
SA Small Cap Index	7	173	614,286	1.45
SA VCP Dynamic Strategy	1	74	1,825,000	1.45

At January 31, 2022, there were no borrowings outstanding.

Note 11.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended January 31, 2022, none of the Portfolios participated in this program.

Note 12.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board of Trustees. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the year ended January 31, 2022, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)
SA Federated Hermes Corporate Bond	$621,750	$—	$—
SA Invesco Growth Opportunities	—	1,578,013	(300,324)
SA Invesco Main Street Large Cap	1,545,900	—	—
SA JPMorgan MFS Core Bond	14,107	—	—
SA MFS Total Return	—	741,341	374,822
SA PIMCO VCP Tactical Balanced	528,288	—	—
SA T. Rowe Price Asset Allocation Growth	77,143	93,210	19,639
SA T. Rowe Price VCP Balanced	215,855	271,131	38,786

Note 13.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

In late February 2022, Russia launched a large-scale invasion of Ukraine (the “Invasion”). The extent and duration of Russia’s military actions and the consequences of such actions are impossible to predict, but has resulted in, and may continue to result in, significant market disruptions, including in the commodities markets, and may negatively affect global supply chains, global growth and inflation.

637

In response to Russia’s recent military invasion of Ukraine, the United States, the European Union and other countries have imposed broad-ranging economic sanctions on certain Russian individuals and Russian entities. To the extent covered by the sanctions, the Portfolios are currently restricted from trading in Russian securities, including those in their portfolios. It is unknown when, or if, sanctions may be lifted or a Portfolio’s ability to trade in Russian securities will resume. Even if a Portfolio does not have direct exposure to securities of Russian issuers, the potential for wider conflict in the region or globally may increase volatility and uncertainty in the financial markets. These and any related events could adversely affect a Portfolio’s performance and the value and liquidity of an investment in the Portfolio. Information related to each Portfolio’s investments in Russian securities as of January 31, 2022 is presented within the Portfolio of Investments. The value of the securities held by the Portfolios have decreased significantly from the amounts presented within the Portfolio of Investments.

Note 14.  Portfolio Mergers

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA Invesco VCP Equity-Income Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA VCP Dynamic Strategy Portfolio an “Acquiring Portfolio”, in exchange for shares of the SA VCP Dynamic Strategy Portfolio. The reorganization was consummated on May 3, 2021.

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA WellsCap Aggressive Growth Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA JPMorgan Mid-Cap Growth Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA JPMorgan Mid-Cap Growth Portfolio. The reorganization was consummated on November 8, 2021.

Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA PGI Asset Allocation Portfolio (a “Target Portfolio”), a series of Anchor Series Trust, were transferred in a tax-free exchange to the SA JPMorgan Diversified Balanced Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA JPMorgan Diversified Balanced Portfolio. The reorganization was consummated on November 8, 2021.

The table below shows the following information for of the Reorganizations:

•	The exchange ratio of shares of each Target Portfolio that were exchanged tax-free for shares of the Acquiring Portfolio.

•	The number and value of shares of the Acquiring Portfolio issued in connection with the acquisition of each Target Portfolio.

•

The value and identified cost as of the respective Reorganization Date of the assets in the investment portfolio of each Target Portfolio. These were the principal assets acquired by the Acquiring Portfolio.

Acquiring Portfolio	Target Portfolio	Exchange Ratio	Number of Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Value of Assets in the Investment Portfolio of the Target Portfolio	Cost of Assets in the Investment Portfolio of the Target Portfolio
SA JPMorgan Diversified Balanced Portfolio	SA PGI Asset Allocation Portfolio				$175,150,231	$136,688,135
Class 1		0.6204	4,316,600	$101,057,215
Class 2		0.6230	487,655	$11,376,661
Class 3		0.6211	2,955,119	$68,478,392
SA JPMorgan Mid-Cap Growth Portfolio	SA WellsCap Aggressive Growth Portfolio				$236,318,015	$148,233,044
Class 1		1.0297	4,108,051	$124,644,024
Class 2		1.0474	133,789	$3,856,217
Class 3		1.0539	4,138,680	$115,441,864
SA VCP Dynamic Strategy Portfolio	SA Invesco VCP Equity-Income Portfolio				$2,463,474	$2,408,360
Class 1		0.7922	27,785	$405,538
Class 3		0.7944	107,383,671	$1,566,652,586

For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the Target Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

638

The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation depreciation) immediately before and after the Reorganizations:

SA JPMorgan Diversified Balanced Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA PGI Asset Allocation Portfolio
Class 1	6,957,515	$101,057,215	$14.52	$30,339,724
Class 2	782,692	$11,376,661	$14.54	$3,183,833
Class 3	4,757,955	$68,478,392	$14.39	$4,938,539

Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA JPMorgan Diversified Balanced Portfolio
Class 1	3,309,000	$77,468,352	$23.41	$15,130,246
Class 2	526,755	$12,288,855	$23.33	$3,778,897
Class 3	11,533,123	$267,254,844	$23.17	$22,535,873

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA JPMorgan Diversified Balanced Portfolio
Class 1	7,625,600	$178,525,567	$23.41	$45,469,970
Class 2	1,014,410	$23,665,516	$23.33	$6,962,730
Class 3	14,488,243	$335,733,236	$23.17	$27,474,412

SA JPMorgan Mid-Cap Growth Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA WellsCap Aggressive Growth Portfolio
Class 1	3,989,400	$124,644,024	$31.24	$62,699,177
Class 2	127,731	$3,856,217	$30.19	$2,107,383
Class 3	3,926,834	$115,441,864	$29.40	$23,278,411

Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA JPMorgan Mid-Cap Growth Portfolio
Class 1	8,681,336	$263,403,540	$30.34	$80,408,177
Class 2	698,072	$20,120,592	$28.82	$25,244,980
Class 3	11,138,948	$310,703,541	$27.89	$86,093,460

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA JPMorgan Mid-Cap Growth Portfolio
Class 1	12,789,387	$388,047,564	$30.34	$143,107,354
Class 2	831,861	$23,976,809	$28.82	$27,352,363
Class 3	15,277,628	$426,145,405	$27.89	$109,371,871

SA VCP Dynamic Strategy Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA Invesco VCP Equity-Income Portfolio
Class 1	35,074	$405,538	$11.56	$(8,971)
Class 3	135,178,617	$1,566,652,586	$11.59	$64,085

Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA VCP Dynamic Strategy Portfolio
Class 1	15,807	$230,711	$14.60	$15,358
Class 3	423,383,586	$6,176,879,008	$14.59	$1,095,762,788

639

Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA VCP Dynamic Strategy Portfolio
Class 1	43,592	$636,249	$14.60	$6,387
Class 3	530,767,256	$7,743,531,595	$14.59	$1,095,826,873

Assuming the Reorganizations had been completed at February 1, 2021 the beginning of the annual reporting period for the acquiring portfolio, the unadited pro forma results operations for the period ended January 31, 2022, are as follows:

Acquiring Portfolio	Net Investment Income (loss)	Net Realized/unrealized gains (losses)	Change in Net Assets Resulting from Operations
SA JPMorgan Diversified Balanced Portfolio	$5,842,081	$39,643,238	$45,485,319
SA JPMorgan Mid-Cap Growth Portfolio	(4,700,366)	(34,474,084)	(39,174,450)
SA VCP Dynamic Strategy Portfolio	56,610,112	491,875,247	548,485,359

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganizations were completed, it is not practicable to separate the amounts of revenue and earnings of the Target Portfolios that have been included in the Statement of Operations since the Reorganization Dates.

640

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA AB Growth Portfolio — Class 1
01/31/18	$37.74	$0.03	$13.10	$13.13		$(0.02)	$—	$(3.08)	$(3.10)	$47.77	35.78%	$491,203	0.65	%(1)	0.06	%(1)	53%
01/31/19	47.77	0.01	1.74	1.75	(3)	(0.00)	—	(6.14)	(6.14)	43.38	4.03	1,054,212	0.64	(1)	0.03	(1)	56	(4)
01/31/20	43.38	(0.02)	10.44	10.42		(0.00)	—	(3.10)	(3.10)	50.70	24.48	1,104,442	0.64	(1)	(0.03	)(1)	28
01/31/21	50.70	(0.06)	15.88	15.82		—	—	(5.58)	(5.58)	60.94	31.55	1,263,528	0.64	(1)	(0.10	)(1)	25
01/31/22	60.94	(0.14)	12.31	12.17		—	—	(5.77)	(5.77)	67.34	19.15	1,263,728	0.62		(0.20)		21

SA AB Growth Portfolio — Class 2
01/31/18	37.58	(0.03)	13.03	13.00		—	—	(3.08)	(3.08)	47.50	35.59	23,394	0.80	(1)	(0.08	)(1)	53
01/31/19	47.50	(0.05)	1.71	1.66	(3)	—	—	(6.14)	(6.14)	43.02	3.85	76,460	0.79	(1)	(0.12	)(1)	56	(4)
01/31/20	43.02	(0.09)	10.35	10.26		—	—	(3.10)	(3.10)	50.18	24.30	78,983	0.79	(1)	(0.18	)(1)	28
01/31/21	50.18	(0.14)	15.70	15.56		—	—	(5.58)	(5.58)	60.16	31.36	89,625	0.79	(1)	(0.25	)(1)	25
01/31/22	60.16	(0.25)	12.17	11.92		—	—	(5.77)	(5.77)	66.31	18.98	92,511	0.77		(0.35)		21

SA AB Growth Portfolio — Class 3
01/31/18	37.25	(0.08)	12.91	12.83		—	—	(3.08)	(3.08)	47.00	35.44	136,572	0.90	(1)	(0.18	)(1)	53
01/31/19	47.00	(0.09)	1.68	1.59	(3)	—	—	(6.14)	(6.14)	42.45	3.74	412,105	0.89	(1)	(0.22	)(1)	56	(4)
01/31/20	42.45	(0.13)	10.20	10.07		—	—	(3.10)	(3.10)	49.42	24.18	439,589	0.89	(1)	(0.28	)(1)	28
01/31/21	49.42	(0.19)	15.45	15.26		—	—	(5.58)	(5.58)	59.10	31.23	523,827	0.89	(1)	(0.35	)(1)	25
01/31/22	59.10	(0.31)	11.96	11.65		—	—	(5.77)	(5.77)	64.98	18.86	603,138	0.87		(0.46)		21

SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/18	19.05	0.07	2.56	2.63		(0.08)	—	(1.86)	(1.94)	19.74	14.54	91,640	0.95	(1)	0.36	(1)	33
01/31/19	19.74	0.07	(1.69)	(1.62)		(0.15)	—	(4.10)	(4.25)	13.87	(7.91)	80,718	0.96	(1)	0.39	(1)	43
01/31/20	13.87	0.11	0.35	0.46		—	—	(0.23)	(0.23)	14.10	3.22	81,549	0.98	(1)	0.78	(1)	31
01/31/21	14.10	0.10	1.38	1.48		(0.10)	—	(0.31)	(0.41)	15.17	10.90 (5)	125,104	0.95	(1)(2)	0.83	(2)	69
01/31/22	15.17	0.17	4.25	4.42		(0.12)	—	(0.12)	(0.24)	19.35	29.09	152,224	0.91	(1)(2)	0.90	(1)(2)	58

SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/18	19.03	0.04	2.56	2.60		(0.05)	—	(1.86)	(1.91)	19.72	14.37	14,443	1.10	(1)	0.21	(1)	33
01/31/19	19.72	0.04	(1.69)	(1.65)		(0.09)	—	(4.10)	(4.19)	13.88	(8.07)	11,091	1.11	(1)	0.23	(1)	43
01/31/20	13.88	0.09	0.35	0.44		—	—	(0.23)	(0.23)	14.09	3.07	9,951	1.13	(1)	0.63	(1)	31
01/31/21	14.09	0.09	1.37	1.46		(0.08)	—	(0.31)	(0.39)	15.16	10.72 (5)	9,921	1.10	(1)(2)	0.71	(1)(2)	69
01/31/22	15.16	0.14	4.25	4.39		(0.10)	—	(0.12)	(0.22)	19.33	28.91	10,768	1.06	(1)(2)	0.74	(1)(2)	58

SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/18	18.90	0.02	2.53	2.55		(0.03)	—	(1.86)	(1.89)	19.56	14.21	510,169	1.20	(1)	0.11	(1)	33
01/31/19	19.56	0.02	(1.67)	(1.65)		(0.06)	—	(4.10)	(4.16)	13.75	(8.18)	433,575	1.21	(1)	0.13	(1)	43
01/31/20	13.75	0.07	0.36	0.43		—	—	(0.23)	(0.23)	13.95	3.03	392,439	1.23	(1)	0.53	(1)	31
01/31/21	13.95	0.07	1.36	1.43		(0.07)	—	(0.31)	(0.38)	15.00	10.60 (5)	415,983	1.20	(1)(2)	0.60	(1)(2)	69
01/31/22	15.00	0.12	4.21	4.33		(0.09)	—	(0.12)	(0.21)	19.12	28.78	447,232	1.16	(1)(2)	0.64	(1)(2)	58

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22
SA AB Growth Class 1	0.00%	0.00%	0.00%	0.00%	—%
SA AB Growth Class 2	0.00	0.00	0.00	0.00	—
SA AB Growth Class 3	0.00	0.00	0.00	0.00	—
SA AB Small & Mid-Cap Value Class 1	0.01	0.01	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 2	0.01	0.01	0.00	0.00	0.00
SA AB Small & Mid-Cap Value Class 3	0.01	0.01	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(1)	01/22(1)
SA AB Small & Mid-Cap Value Class 1	0.02%	0.05%
SA AB Small & Mid-Cap Value Class 2	0.02	0.05
SA AB Small & Mid-Cap Value Class 3	0.02	0.05

(3)	Includes the effect of a merger.
(4)	Excludes purchases/sales due to merger.
(5)	The Portfolio’s performance figure was increased by 0.44% from gains on the disposal of investments due to a trading error.

See Notes to Financial Statements

641

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA BlackRock Multi-Factor 70/30 Portfolio — Class 1
10/13/20#- 01/31/21	$15.00	$0.06	$0.90	$0.96	$(0.08)	$—	$—	$(0.08)	$15.88	6.43%		$106	0.26	%†	1.25	%†	13%
01/31/22	15.88	0.24	1.10	1.34	(0.25)	—	(0.67)	(0.92)	16.30	8.23		115	0.29		1.40		80

SA BlackRock Multi-Factor 70/30 Portfolio — Class 3
10/13/20#- 01/31/21	15.00	0.04	0.91	0.95	(0.08)	—	—	(0.08)	15.87	6.33		19,715	0.55	†	0.94	†	13
01/31/22	15.87	0.19	1.11	1.30	(0.22)	—	(0.67)	(0.89)	16.28	7.98		60,389	0.54		1.17		80

SA BlackRock VCP Global Multi Asset Portfolio — Class 1
01/31/18	10.57	0.07	1.36	1.43	(0.01)	—	(0.04)	(0.05)	11.95	13.51		120	0.91		0.62		160
01/31/19	11.95	0.11	(0.59)	(0.48)	(0.19)	—	(0.81)	(1.00)	10.47	(3.95)		121	0.91		0.96		166
01/31/20	10.47	0.12	1.13	1.25	(0.12)	—	(0.43)	(0.55)	11.17	11.95	(2)	137	0.90		1.13		154
01/31/21	11.17	0.07	0.39	0.46	(0.01)	—	(0.25)	(0.26)	11.37	4.15	(4)	143	0.91		0.64	(3)	163
01/31/22	11.37	0.07	0.54	0.61	(0.13)	—	(1.64)	(1.77)	10.21	4.87		825	0.92		0.61		128

SA BlackRock VCP Global Multi Asset Portfolio — Class 3
01/31/18	10.56	0.04	1.36	1.40	(0.00)	—	(0.04)	(0.04)	11.92	13.28		748,085	1.16		0.34		160
01/31/19	11.92	0.08	(0.59)	(0.51)	(0.12)	—	(0.81)	(0.93)	10.48	(4.24)		738,703	1.16		0.71		166
01/31/20	10.48	0.10	1.12	1.22	(0.09)	—	(0.43)	(0.52)	11.18	11.67	(2)	822,050	1.15		0.88		154
01/31/21	11.18	0.04	0.39	0.43	(0.00)	—	(0.25)	(0.25)	11.36	3.94	(4)	821,175	1.16		0.39	(3)	163
01/31/22	11.36	0.05	0.52	0.57	(0.10)	—	(1.64)	(1.74)	10.19	4.53		831,628	1.17		0.41		128

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20	01/21	01/22
SA BlackRock Multi-Factor 70/30 Class 1	—%	—%	—%	2.69%	0.88%
SA BlackRock Multi-Factor 70/30 Class 3	—	—	—	2.82	0.82
SA BlackRock VCP Global Multi Asset Class 1	(0.00)	(0.00)	0.01	0.08	0.04
SA BlackRock VCP Global Multi Asset Class 3	(0.00)	(0.00)	0.01	0.08	0.04

(2)	The Portfolio’s performance figure was increased by 0.02% from gains on the disposal of investments in violation of investment restrictions.
(3)	Includes a one time reimbursement received for interest income received related to prior years. The impact to the ratio of net investment income to average net assets is 0.10%.
(4)	The Portfolio’s performance figure was increased by 0.09% for a reimbursement of interest income from prior years.

See Notes to Financial Statements

642

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

SA DFA Ultra Short Bond Portfolio — Class 1
01/31/18	$10.54	$0.09	$(0.04)	$0.05	$(0.03)	$—	$—	$(0.03)	$10.56	0.51%	$215,125	0.50%	0.89%	89	(1)
01/31/19	10.56	0.18	0.02	0.20	(0.12)	—	—	(0.12)	10.64	1.90	208,490	0.50	1.65	72	(1)
01/31/20	10.64	0.20	0.02	0.22	(0.21)	—	—	(0.21)	10.65	2.08	170,367	0.51	1.85	35	(1)
01/31/21	10.65	0.02	(0.01)	0.01	(0.17)	—	—	(0.17)	10.49	0.11	142,266	0.51	0.20	110
01/31/22	10.49	(0.03)	(0.06)	(0.09)	(0.01)	—	—	(0.01)	10.39	(0.90)	128,627	0.50	(0.32)	110

SA DFA Ultra Short Bond Portfolio — Class 2
01/31/18	10.41	0.08	(0.04)	0.04	(0.01)	—	—	(0.01)	10.44	0.42	14,206	0.65	0.76	89	(1)
01/31/19	10.44	0.16	0.01	0.17	(0.10)	—	—	(0.10)	10.51	1.68	15,715	0.65	1.52	72	(1)
01/31/20	10.51	0.18	0.02	0.20	(0.19)	—	—	(0.19)	10.52	1.95	14,150	0.66	1.69	35	(1)
01/31/21	10.52	0.00	(0.00)	(0.00)	(0.16)	—	—	(0.16)	10.36	(0.03)	14,805	0.66	0.01	110
01/31/22	10.36	(0.05)	(0.06)	(0.11)	—	—	—	—	10.25	(1.06)	12,729	0.65	(0.46)	110

SA DFA Ultra Short Bond Portfolio — Class 3
01/31/18	10.32	0.07	(0.04)	0.03	(0.00)	—	—	(0.00)	10.35	0.32	175,836	0.75	0.66	89	(1)
01/31/19	10.35	0.15	0.01	0.16	(0.09)	—	—	(0.09)	10.42	1.56	184,763	0.75	1.41	72	(1)
01/31/20	10.42	0.17	0.02	0.19	(0.19)	—	—	(0.19)	10.42	1.80	190,713	0.76	1.58	35	(1)
01/31/21	10.42	(0.01)	(0.00)	(0.01)	(0.15)	—	—	(0.15)	10.26	(0.08)	233,226	0.76	(0.11)	110
01/31/22	10.26	(0.06)	(0.05)	(0.11)	—	—	—	—	10.15	(1.07)	227,418	0.75	(0.56)	110

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Portfolio Turnover as previously disclosed in the January 31, 2020, 2019 and 2018 financial statements has been corrected to exclude the impact of purchases and sales of short-term securities.

See Notes to Financial Statements

643

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Emerging Markets Equity Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.17	$(0.94)	$(0.77)	$(0.17)	$(0.01)	$—	$(0.18)	$14.05	(5.01)%	$86,851	0.58	†(1)%	1.64	†(1)%	0%
01/31/20	14.05	0.32	(0.12)	0.20	—	—	—	—	14.25	1.42	85,824	0.58	(1)	2.27	(1)	21
01/31/21	14.25	0.20	3.74	3.94	(0.33)	—	—	(0.33)	17.86	27.92	116,309	0.58	(1)	1.35	(1)	22
01/31/22	17.86	0.27	(1.45)	(1.18)	(0.17)	—	—	(0.17)	16.51	(6.63)	96,121	0.58	(1)	1.51	(1)	6

SA Emerging Markets Equity Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.10	(0.90)	(0.80)	(0.15)	(0.01)	—	(0.16)	14.04	(5.24)	677	0.83	(1)†	1.07	(1)†	0
01/31/20	14.04	0.27	(0.10)	0.17	—	—	—	—	14.21	1.21	3,066	0.83	(1)	2.01	(1)	21
01/31/21	14.21	0.15	3.73	3.88	(0.31)	—	—	(0.31)	17.78	27.61	8,255	0.83	(1)	1.06	(1)	22
01/31/22	17.78	0.22	(1.43)	(1.21)	(0.16)	—	—	(0.16)	16.41	(6.85)	13,994	0.83	(1)	1.31	(1)	6

SA Federated Hermes Corporate Bond Portfolio — Class 1
01/31/18	13.39	0.55	0.16	0.71	(0.63)	—	(0.06)	(0.69)	13.41	5.30	695,388	0.54		4.01		17
01/31/19	13.41	0.54	(0.48)	0.06	(0.57)	—	(0.10)	(0.67)	12.80	0.62	651,912	0.55		4.15		11
01/31/20	12.80	0.55	1.17	1.72	(0.73)	—	—	(0.73)	13.79	13.61	474,859	0.55		3.99		13
01/31/21	13.79	0.50	0.36	0.86	(0.57)	—	(0.20)	(0.77)	13.88	6.28	483,921	0.55		3.63		22
01/31/22	13.88	0.46	(0.69)	(0.23)	(0.43)	—	(0.04)	(0.47)	13.18	(1.73)	500,170	0.54		3.31		14

SA Federated Hermes Corporate Bond Portfolio — Class 2
01/31/18	13.38	0.53	0.15	0.68	(0.60)	—	(0.06)	(0.66)	13.40	5.12	21,287	0.69		3.86		17
01/31/19	13.40	0.52	(0.48)	0.04	(0.55)	—	(0.10)	(0.65)	12.79	0.43	17,852	0.70		4.00		11
01/31/20	12.79	0.52	1.17	1.69	(0.70)	—	—	(0.70)	13.78	13.44	18,307	0.70		3.82		13
01/31/21	13.78	0.48	0.37	0.85	(0.55)	—	(0.20)	(0.75)	13.88	6.19	16,967	0.70		3.49		22
01/31/22	13.88	0.44	(0.69)	(0.25)	(0.41)	—	(0.04)	(0.45)	13.18	(1.89)	14,538	0.69		3.17		14

SA Federated Hermes Corporate Bond Portfolio — Class 3
01/31/18	13.31	0.51	0.15	0.66	(0.59)	—	(0.06)	(0.65)	13.32	5.01	904,313	0.79		3.76		17
01/31/19	13.32	0.51	(0.48)	0.03	(0.54)	—	(0.10)	(0.64)	12.71	0.34	773,634	0.80		3.90		11
01/31/20	12.71	0.50	1.17	1.67	(0.69)	—	—	(0.69)	13.69	13.33	864,347	0.80		3.72		13
01/31/21	13.69	0.46	0.37	0.83	(0.54)	—	(0.20)	(0.74)	13.78	6.08	933,036	0.80		3.38		22
01/31/22	13.78	0.41	(0.68)	(0.27)	(0.40)	—	(0.04)	(0.44)	13.07	(2.01)	1,058,966	0.79		3.06		14

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	01/21	01/22
SA Emerging Markets Equity Index Class 1	0.28%	0.25%	0.10%	0.10%
SA Emerging Markets Equity Index Class 3	0.45	0.24	0.09	0.12

See Notes to Financial Statements

644

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Fidelity Institutional AM® International Growth Portfolio — Class 1
05/01/19#-01/31/20	$15.00	$0.06	$1.69	$1.75	$(0.06)	$—	$(0.02)	$(0.08)	$16.67	11.68%	$313,927	0.88	%†(2)	0.56	%†(2)	90%
01/31/21	16.67	0.06	3.55	3.61	(0.06)	—	(0.57)	(0.63)	19.65	21.78	346,993	0.88	(1)(2)	0.34	(1)(2)	156
01/31/22	19.65	0.01	0.36	0.37	(0.01)	—	(1.53)	(1.54)	18.48	0.89	320,077	0.87	(1)(2)	0.04	(1)(2)	146

SA Fidelity Institutional AM® International Growth Portfolio — Class 3
05/01/19#-01/31/20	15.00	0.01	1.73	1.74	(0.05)	—	(0.02)	(0.07)	16.67	11.59	1,346	1.13	†(2)	0.11	†(2)	90
01/31/21	16.67	0.00	3.55	3.55	(0.03)	—	(0.57)	(0.60)	19.62	21.44	3,959	1.13	(1)(2)	0.00	(1)(2)	156
01/31/22	19.62	(0.06)	0.38	0.32	—	—	(1.53)	(1.53)	18.41	0.66	10,010	1.12	(1)(2)	(0.30	)(1)(2)	146

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/18	15.04	0.28	0.03	0.31	(0.45)	—	(2.12)	(2.57)	12.78	1.71	84,195	0.81	(1)	1.81	(1)	47
01/31/19	12.78	0.27	0.80	1.07	(0.33)	—	(0.91)	(1.24)	12.61	8.66	81,478	0.82	(1)	2.14	(1)	53
01/31/20	12.61	0.25	1.64	1.89	(0.32)	—	(0.04)	(0.36)	14.14	15.10	88,455	0.83	(1)	1.86	(1)	47
01/31/21	14.14	0.22	(0.74)	(0.52)	(0.25)	—	(0.57)	(0.82)	12.80	(3.60)	101,995	0.82	(1)	1.78	(1)	46
01/31/22	12.80	0.15	3.60	3.75	(0.23)	—	—	(0.23)	16.32	29.24	119,157	0.82	(1)	0.93	(1)	28

SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/18	15.00	0.25	0.03	0.28	(0.42)	—	(2.12)	(2.54)	12.74	1.51	5,208	0.96	(1)	1.66	(1)	47
01/31/19	12.74	0.25	0.80	1.05	(0.30)	—	(0.91)	(1.21)	12.58	8.57	4,777	0.97	(1)	1.99	(1)	53
01/31/20	12.58	0.23	1.63	1.86	(0.30)	—	(0.04)	(0.34)	14.10	14.88	4,677	0.98	(1)	1.71	(1)	47
01/31/21	14.10	0.20	(0.73)	(0.53)	(0.23)	—	(0.57)	(0.80)	12.77	(3.70)	4,061	0.97	(1)	1.60	(1)	46
01/31/22	12.77	0.13	3.59	3.72	(0.21)	—	—	(0.21)	16.28	29.07	4,283	0.97	(1)	0.80	(1)	28

SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/18	14.91	0.23	0.04	0.27	(0.41)	—	(2.12)	(2.53)	12.65	1.44	202,667	1.06	(1)	1.56	(1)	47
01/31/19	12.65	0.24	0.79	1.03	(0.29)	—	(0.91)	(1.20)	12.48	8.43	184,382	1.07	(1)	1.89	(1)	53
01/31/20	12.48	0.22	1.62	1.84	(0.28)	—	(0.04)	(0.32)	14.00	14.85	180,473	1.08	(1)	1.61	(1)	47
01/31/21	14.00	0.18	(0.73)	(0.55)	(0.22)	—	(0.57)	(0.79)	12.66	(3.89)	173,750	1.07	(1)	1.49	(1)	46
01/31/22	12.66	0.11	3.57	3.68	(0.20)	—	—	(0.20)	16.14	28.99	178,847	1.07	(1)	0.72	(1)	28

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22
SA Fidelity Institutional AM® International Growth Class 1	—%	—%	—%	0.00%	0.02%
SA Fidelity Institutional AM® International Growth Class 3	—	—	—	0.00	0.02
SA Fidelity Institutional AM® Real Estate Class 1	0.01	0.01	0.01	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 2	0.01	0.01	0.01	0.00	0.00
SA Fidelity Institutional AM® Real Estate Class 3	0.01	0.01	0.01	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/20†	01/21(1)	01/22(1)
SA Fidelity Institutional AM® International Growth Class 1	0.05%	(0.02)%	(0.00)%
SA Fidelity Institutional AM® International Growth Class 3	0.16	(0.03)	(0.00)

See Notes to Financial Statements

645

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Fixed Income Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.20	$(0.05)	$0.15	$—	$—	$—	$—	$10.15	1.50%	$303,097	0.34	%†	2.03	%†	19%
01/31/19	10.15	0.23	(0.07)	0.16	(0.33)	—	—	(0.33)	9.98	1.66 (2)	413,644	0.34		2.35		12
01/31/20	9.98	0.25	0.78	1.03	(0.02)	—	—	(0.02)	10.99	10.34	508,954	0.34		2.37		24
01/31/21	10.99	0.24	0.33	0.57	(0.24)	—	(0.04)	(0.28)	11.28	5.18	518,860	0.34		2.06		22
01/31/22	11.28	0.21	(0.56)	(0.35)	(0.23)	—	(0.13)	(0.36)	10.57	(3.13)	481,451	0.34		1.88		16

SA Fixed Income Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	(0.04)	0.12	—	—	—	—	10.12	1.20	1,474	0.59	†	1.79	†	19
01/31/19	10.12	0.20	(0.06)	0.14	(0.29)	—	—	(0.29)	9.97	1.41 (2)	9,569	0.59		2.12		12
01/31/20	9.97	0.21	0.80	1.01	(0.02)	—	—	(0.02)	10.96	10.12	28,244	0.59		2.10		24
01/31/21	10.96	0.20	0.34	0.54	(0.23)	—	(0.04)	(0.27)	11.23	4.93	63,869	0.59		1.79		22
01/31/22	11.23	0.18	(0.55)	(0.37)	(0.22)	—	(0.13)	(0.35)	10.51	(3.38)	79,032	0.59		1.63		16

SA Fixed Income Intermediate Index Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.05	(0.19)	(0.14)	—	—	—	—	9.86	(1.40)	238,098	0.34	†	1.58	†	8
01/31/19	9.86	0.20	0.03	0.23	(0.23)	—	—	(0.23)	9.86	2.32	275,675	0.34		2.01		23
01/31/20	9.86	0.21	0.46	0.67	(0.02)	—	—	(0.02)	10.51	6.77	355,130	0.34		2.07		24
01/31/21	10.51	0.19	0.28	0.47	(0.20)	—	—	(0.20)	10.78	4.48	369,686	0.34		1.77		16
01/31/22	10.78	0.15	(0.42)	(0.27)	(0.14)	—	(0.01)	(0.15)	10.36	(2.51)	479,748	0.34		1.38		16

SA Fixed Income Intermediate Index Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.04	(0.18)	(0.14)	—	—	—	—	9.86	(1.40)	1,412	0.59	†	1.37	†	8
01/31/19	9.86	0.17	0.03	0.20	(0.20)	—	—	(0.20)	9.86	2.03	10,426	0.59		1.80		23
01/31/20	9.86	0.18	0.46	0.64	(0.01)	—	—	(0.01)	10.49	6.54	21,526	0.59		1.81		24
01/31/21	10.49	0.16	0.28	0.44	(0.19)	—	—	(0.19)	10.74	4.18	32,017	0.59		1.51		16
01/31/22	10.74	0.12	(0.43)	(0.31)	(0.11)	—	(0.01)	(0.12)	10.31	(2.83)	39,760	0.59		1.13		16

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21	01/22
SA Fixed Income Index Class 1	0.03%	0.04%	0.03%	0.02%	0.01%
SA Fixed Income Index Class 3	0.10	0.04	0.03	0.01	0.01
SA Fixed Income Intermediate Index Class 1	0.09	0.05	0.04	0.02	0.01
SA Fixed Income Intermediate Index Class 3	0.75	0.06	0.04	0.02	0.01

(2)	The Portfolio’s performance figure was increased by less than 0.01% from payment by an affiliate.

See Notes to Financial Statements

646

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover

SA Franklin BW U.S. Large Cap Value Portfolio# — Class 1
01/31/18	$19.84	$0.36	$4.62	$4.98		$(0.40)	$—	$(0.77)	$(1.17)	$23.65	25.65%	$977,480	0.70%	1.66%	47%
01/31/19	23.65	0.40	(1.79)	(1.39	)(3)	(0.40)	—	(1.93)	(2.33)	19.93	(6.30)	823,084	0.70	1.82	48	(4)
01/31/20	19.93	0.43	2.11	2.54		(0.46)	—	(1.88)	(2.34)	20.13	12.66	863,626	0.70	2.05	49
01/31/21	20.13	0.39	0.01	0.40		(0.40)	—	(1.15)	(1.55)	18.98	2.46	909,235	0.70	2.16	79
01/31/22	18.98	0.35	5.16	5.51		(0.43)	—	(0.16)	(0.59)	23.90	28.99	993,576	0.70	1.53	58

SA Franklin BW U.S. Large Cap Value Portfolio# — Class 2
01/31/18	19.84	0.32	4.62	4.94		(0.36)	—	(0.77)	(1.13)	23.65	25.46	53,260	0.85	1.50	47
01/31/19	23.65	0.37	(1.80)	(1.43	)(3)	(0.36)	—	(1.93)	(2.29)	19.93	(6.46)	44,027	0.85	1.67	48	(4)
01/31/20	19.93	0.40	2.11	2.51		(0.42)	—	(1.88)	(2.30)	20.14	12.53	43,056	0.85	1.90	49
01/31/21	20.14	0.36	0.02	0.38		(0.37)	—	(1.15)	(1.52)	19.00	2.34	40,366	0.85	2.02	79
01/31/22	19.00	0.32	5.15	5.47		(0.40)	—	(0.16)	(0.56)	23.91	28.75	45,417	0.85	1.38	58

SA Franklin BW U.S. Large Cap Value Portfolio# — Class 3
01/31/18	19.74	0.30	4.59	4.89		(0.34)	—	(0.77)	(1.11)	23.52	25.33	570,935	0.95	1.40	47
01/31/19	23.52	0.34	(1.78)	(1.44	)(3)	(0.33)	—	(1.93)	(2.26)	19.82	(6.52)	489,891	0.95	1.57	48	(4)
01/31/20	19.82	0.38	2.09	2.47		(0.40)	—	(1.88)	(2.28)	20.01	12.38	466,528	0.95	1.80	49
01/31/21	20.01	0.34	0.01	0.35		(0.35)	—	(1.15)	(1.50)	18.86	2.20	471,406	0.95	1.92	79
01/31/22	18.86	0.30	5.11	5.41		(0.38)	—	(0.16)	(0.54)	23.73	28.65	511,607	0.95	1.28	58

#	See Note 1
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22
SA Franklin BW U.S. Large Cap Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Franklin BW U.S. Large Cap Value Class 2	0.00	0.00	0.00	0.00	0.00
SA Franklin BW U.S. Large Cap Value Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21(1)	01/22(1)
SA Franklin BW U.S. Large Cap Value Class 1	0.05%	0.05%	0.05%	0.05%	0.05%
SA Franklin BW U.S. Large Cap Value Class 2	0.05	0.05	0.05	0.05	0.05
SA Franklin BW U.S. Large Cap Value Class 3	0.05	0.05	0.05	0.05	0.05

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

647

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Franklin Small Company Value Portfolio — Class 1
01/31/18	$24.76	$0.24	$2.22	$2.46	$(0.16)	$—	$(3.15)	$(3.31)	$23.91	10.66%	$149,189	0.99	%(1)	0.96	%(1)	31%
01/31/19	23.91	0.19	(1.36)	(1.17)	(0.24)	—	(3.28)	(3.52)	19.22	(5.24)	133,394	0.97	(1)	0.84	(1)	57
01/31/20	19.22	0.24	1.84	2.08	(0.20)	—	(3.03)	(3.23)	18.07	10.42	134,974	0.98	(1)	1.21	(1)	48
01/31/21	18.07	0.22	1.68	1.90	(0.21)	—	(0.91)	(1.12)	18.85	11.24	155,162	0.97	(1)	1.36	(1)	77
01/31/22	18.85	0.13	3.69	3.82	(0.25)	—	(1.21)	(1.46)	21.21	19.85	143,267	0.96	(1)	0.60	(1)	50

SA Franklin Small Company Value Portfolio — Class 3
01/31/18	24.55	0.15	2.23	2.38	(0.10)	—	(3.15)	(3.25)	23.68	10.38	223,129	1.24	(1)	0.63	(1)	31
01/31/19	23.68	0.13	(1.33)	(1.20)	(0.17)	—	(3.28)	(3.45)	19.03	(5.39)	194,190	1.21	(1)	0.59	(1)	57
01/31/20	19.03	0.19	1.83	2.02	(0.15)	—	(3.03)	(3.18)	17.87	10.18	183,707	1.23	(1)	0.97	(1)	48
01/31/21	17.87	0.17	1.66	1.83	(0.17)	—	(0.91)	(1.08)	18.62	10.92	196,232	1.22	(1)	1.09	(1)	77
01/31/22	18.62	0.08	3.63	3.71	(0.20)	—	(1.21)	(1.41)	20.92	19.54	212,477	1.21	(1)	0.36	(1)	50

SA Franklin Systematic U.S. Large Cap Value Portfolio# — Class 1
01/31/18	13.66	0.34	2.70	3.04	(0.35)	—	(1.21)	(1.56)	15.14	23.41	192,395	0.64		2.37		56
01/31/19	15.14	0.34	(0.02)	0.32	(0.37)	—	(1.76)	(2.13)	13.33	1.89	184,706	0.64		2.40		75
01/31/20	13.33	0.35	1.40	1.75	(0.38)	—	(0.92)	(1.30)	13.78	13.01	184,213	0.65		2.46		68
01/31/21	13.78	0.35	1.21	1.56	(0.32)	—	(1.77)	(2.09)	13.25	11.91	210,465	0.64		2.73		80
01/31/22	13.25	0.25	2.27	2.52	(0.35)	—	(0.94)	(1.29)	14.48	18.78	190,080	0.66		1.65		166

SA Franklin Systematic U.S. Large Cap Value Portfolio# — Class 2
01/31/18	13.63	0.32	2.70	3.02	(0.33)	—	(1.21)	(1.54)	15.11	23.28	7,666	0.79		2.22		56
01/31/19	15.11	0.32	(0.02)	0.30	(0.35)	—	(1.76)	(2.11)	13.30	1.72	6,109	0.79		2.25		75
01/31/20	13.30	0.33	1.40	1.73	(0.36)	—	(0.92)	(1.28)	13.75	12.85	5,552	0.80		2.31		68
01/31/21	13.75	0.33	1.20	1.53	(0.29)	—	(1.77)	(2.06)	13.22	11.74	5,359	0.79		2.59		80
01/31/22	13.22	0.22	2.27	2.49	(0.33)	—	(0.94)	(1.27)	14.44	18.59	5,669	0.82		1.47		166

SA Franklin Systematic U.S. Large Cap Value Portfolio# — Class 3
01/31/18	13.54	0.30	2.69	2.99	(0.32)	—	(1.21)	(1.53)	15.00	23.20	177,980	0.89		2.12		56
01/31/19	15.00	0.30	(0.02)	0.28	(0.33)	—	(1.76)	(2.09)	13.19	1.64	156,440	0.89		2.15		75
01/31/20	13.19	0.31	1.38	1.69	(0.34)	—	(0.92)	(1.26)	13.62	12.72	169,757	0.90		2.21		68
01/31/21	13.62	0.31	1.19	1.50	(0.29)	—	(1.77)	(2.06)	13.06	11.58	201,091	0.89		2.47		80
01/31/22	13.06	0.20	2.26	2.46	(0.33)	—	(0.94)	(1.27)	14.25	18.54	239,036	0.92		1.35		166

#	See Note 1
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20	01/21	01/22
SA Franklin Small Company Value Class 1	0.01%	0.05%	0.05%	0.05%	0.05%
SA Franklin Small Company Value Class 3	0.01	0.05	0.05	0.05	0.05

See Notes to Financial Statements

648

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Franklin Tactical Opportunities Portfolio## — Class 1
10/06/17#-01/31/18	$10.00	$0.03	$0.61	$0.64	$(0.04)	$—	$—	$(0.04)	$10.60	6.38	%(3)	$133	0.81	%†(1)(2)	0.93	%†(1)(2)	5%
01/31/19	10.60	0.18	(0.54)	(0.36)	(0.14)	(0.02)	(0.02)	(0.18)	10.06	(3.38)		133	0.81	(1)(2)	1.80	(1)(2)	45
01/31/20	10.06	0.20	0.98	1.18	(0.17)	—	(0.02)	(0.19)	11.05	11.75		148	0.81	(1)(2)	1.88	(1)(2)	42
01/31/21	11.05	0.15	0.69	0.84	(0.15)	—	(0.04)	(0.19)	11.70	7.65		159	0.81	(1)(2)	1.38	(1)(2)	61
01/31/22	11.70	0.13	1.41	1.54	(0.15)	—	(0.82)	(0.97)	12.27	12.95		183	0.81	(1)(2)	1.05	(1)(2)	46

SA Franklin Tactical Opportunities Portfolio## — Class 3
10/06/17#-01/31/18	10.00	0.02	0.61	0.63	(0.03)	—	—	(0.03)	10.60	6.33	(3)	14,410	1.06	†(1)(2)	0.69	†(1)(2)	5
01/31/19	10.60	0.15	(0.54)	(0.39)	(0.11)	(0.02)	(0.02)	(0.15)	10.06	(3.63)		34,311	1.06	(1)(2)	1.52	(1)(2)	45
01/31/20	10.06	0.17	0.98	1.15	(0.15)	—	(0.02)	(0.17)	11.04	11.43		55,730	1.06	(1)(2)	1.58	(1)(2)	42
01/31/21	11.04	0.12	0.70	0.82	(0.13)	—	(0.04)	(0.17)	11.69	7.45		70,795	1.06	(1)(2)	1.11	(1)(2)	61
01/31/22	11.69	0.10	1.40	1.50	(0.12)	—	(0.82)	(0.94)	12.25	12.62		78,964	1.06	(1)(2)	0.80	(1)(2)	46

SA Franklin U.S. Equity Smart Beta Portfolio — Class 1
10/07/19#-01/31/20	15.00	0.08	0.98	1.06	(0.06)	—	—	(0.06)	16.00	7.06		129,702	0.70	†(1)	1.69	†(1)	12
01/31/21	16.00	0.26	1.28	1.54	(0.26)	—	(0.14)	(0.40)	17.14	9.60		148,051	0.67	(1)(2)	1.62	(1)(2)	32
01/31/22	17.14	0.27	3.31	3.58	(0.01)	—	—	(0.01)	20.71	20.90		156,026	0.57	(2)	1.34	(2)	32

SA Franklin U.S. Equity Smart Beta Portfolio — Class 3
10/07/19#-01/31/20	15.00	0.05	0.99	1.04	(0.05)	—	—	(0.05)	15.99	6.95		316	0.95	†(1)	1.10	†(1)	12
01/31/21	15.99	0.19	1.29	1.48	(0.23)	—	(0.14)	(0.37)	17.10	9.27		2,284	0.93	(1)(2)	1.25	(1)(2)	32
01/31/22	17.10	0.21	3.33	3.54	—	—	—	—	20.64	20.70		5,840	0.82	(2)	1.07	(2)	32

##	See Note 1
*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(2)	01/19(2)	01/20(2)	01/21(2)	01/22(2)
SA Franklin Tactical Opportunities Class 1	3.00%	1.03%	0.31%	0.16%	0.11%
SA Franklin Tactical Opportunities Class 3	3.01	0.93	0.32	0.16	0.11
SA Franklin U.S. Equity Smart Beta Class 1	—	—	0.02	(0.01)	—
SA Franklin U.S. Equity Smart Beta Class 3	—	—	0.00	(0.00)	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18†	01/19	01/20	01/21	01/22
SA Franklin Tactical Opportunities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Franklin Tactical Opportunities Class 3	0.00	0.00	0.00	0.00	0.00
SA Franklin U.S. Equity Smart Beta Class 1 . . . . . . . . ..	—	—	—	0.00	0.00
SA Franklin U.S. Equity Smart Beta Class 3	—	—	—	0.00	0.00

(3)	The Portfolio’s performance figure was decreased by less than 0.01% from losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

649

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Global Index Allocation 60/40 Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.25	$(0.39)	$(0.14)	$(0.44)	$—	$(0.00)	$(0.44)	$14.42	(0.73)%	$99	0.18	%†	2.35	%†	24%
01/31/20	14.42	(0.01)	1.73	1.72	—	—	(0.04)	(0.04)	16.10	11.95	111	0.18		(0.08)		19
01/31/21	16.10	0.44	1.40	1.84	(0.27)	—	(0.18)	(0.45)	17.49	11.48	247	0.18		2.81		18
01/31/22	17.49	0.22	0.93	1.15	(0.31)	—	(0.50)	(0.81)	17.83	6.44	96	0.18		1.15		13

SA Global Index Allocation 60/40 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.68)	(0.17)	(0.39)	—	(0.00)	(0.39)	14.44	(0.94)	16,244	0.43	†	5.14	†	24
01/31/20	14.44	(0.04)	1.72	1.68	—	—	(0.04)	(0.04)	16.08	11.66	41,422	0.43		(0.30)		19
01/31/21	16.08	0.27	1.53	1.80	(0.24)	—	(0.18)	(0.42)	17.46	11.24	68,258	0.43		1.69		18
01/31/22	17.46	0.19	0.91	1.10	(0.24)	—	(0.50)	(0.74)	17.82	6.19	86,414	0.43		1.03		13

SA Global Index Allocation 75/25 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.33	(0.62)	(0.29)	(0.42)	—	(0.01)	(0.43)	14.28	(1.72)	114	0.18	†	2.97	†	24
01/31/20	14.28	(0.01)	1.79	1.78	—	—	(0.06)	(0.06)	16.00	12.48	175	0.18		(0.09)		17
01/31/21	16.00	0.28	1.82	2.10	(0.25)	—	(0.15)	(0.40)	17.70	13.13	233	0.18		1.76		19
01/31/22	17.70	0.24	1.26	1.50	(0.31)	—	(0.37)	(0.68)	18.52	8.36	114	0.18		1.26		9

SA Global Index Allocation 75/25 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.51	(0.81)	(0.30)	(0.38)	—	(0.01)	(0.39)	14.31	(1.86)	21,080	0.43	†	5.20	†	24
01/31/20	14.31	(0.05)	1.79	1.74	—	—	(0.06)	(0.06)	15.99	12.17	40,319	0.43		(0.32)		17
01/31/21	15.99	0.24	1.81	2.05	(0.22)	—	(0.15)	(0.37)	17.67	12.82	59,391	0.43		1.53		19
01/31/22	17.67	0.19	1.27	1.46	(0.25)	—	(0.37)	(0.62)	18.51	8.13	84,832	0.43		1.01		9

SA Global Index Allocation 90/10 Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.77)	(0.47)	(0.42)	—	(0.00)	(0.42)	14.11	(2.87)	114	0.18	†	2.73	†	11
01/31/20	14.11	(0.01)	1.84	1.83	—	(0.04)	(0.10)	(0.14)	15.80	13.00	781	0.18		(0.07)		12
01/31/21	15.80	0.30	1.88	2.18	—	—	—	—	17.98	13.80	2,874	0.18		1.99		19
01/31/22	17.98	0.24	1.71	1.95	(0.21)	—	(0.20)	(0.41)	19.52	10.75	4,050	0.14		1.23		5

SA Global Index Allocation 90/10 Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.44	(0.93)	(0.49)	(0.37)	—	(0.00)	(0.37)	14.14	(3.01)	73,727	0.43	†	4.53	†	11
01/31/20	14.14	(0.05)	1.84	1.79	—	(0.04)	(0.10)	(0.14)	15.79	12.69	152,486	0.43		(0.35)		12
01/31/21	15.79	0.23	1.90	2.13	—	—	—	—	17.92	13.49	208,445	0.43		1.47		19
01/31/22	17.92	0.18	1.71	1.89	(0.18)	—	(0.20)	(0.38)	19.43	10.46	309,369	0.39		0.94		5

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/19†	01/20	01/21	01/22
SA Global Index Allocation 60/40 Class 1	1.96%	0.23%	0.08%	0.01%
SA Global Index Allocation 60/40 Class 3	0.98	0.23	0.08	0.03
SA Global Index Allocation 75/25 Class 1	2.08	0.21	0.10	0.02
SA Global Index Allocation 75/25 Class 3	0.80	0.21	0.10	0.03
SA Global Index Allocation 90/10 Class 1	0.74	0.01	(0.02)	(0.01)
SA Global Index Allocation 90/10 Class 3	0.17	0.01	(0.02)	(0.01)

See Notes to Financial Statements

650

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Goldman Sachs Global Bond Portfolio — Class 1
01/31/18	$10.92	$0.11	$0.70	$0.81	$(0.34)	$—	$—	$(0.34)	$11.39	7.53%	$133,158	0.71%		0.93%		125%
01/31/19	11.39	0.09	(0.37)	(0.28)	(0.43)	—	—	(0.43)	10.68	(2.27)	118,671	0.75		0.87		135
01/31/20	10.68	0.12	0.61	0.73	—	—	—	—	11.41	6.84	101,220	0.73		1.11		288
01/31/21	11.41	0.10	0.85	0.95	(0.07)	—	—	(0.07)	12.29	8.38	90,255	0.77		0.84		396
01/31/22	12.29	0.07	(1.05)	(0.98)	(0.30)	—	—	(0.30)	11.01	(8.04)	87,817	0.72		0.57		417

SA Goldman Sachs Global Bond Portfolio — Class 2
01/31/18	10.82	0.09	0.69	0.78	(0.32)	—	—	(0.32)	11.28	7.31	6,084	0.86		0.78		125
01/31/19	11.28	0.08	(0.37)	(0.29)	(0.41)	—	—	(0.41)	10.58	(2.37)	5,336	0.90		0.72		135
01/31/20	10.58	0.10	0.61	0.71	—	—	—	—	11.29	6.71	5,016	0.88		0.95		288
01/31/21	11.29	0.08	0.84	0.92	(0.05)	—	—	(0.05)	12.16	8.20	4,762	0.92		0.68		396
01/31/22	12.16	0.05	(1.03)	(0.98)	(0.28)	—	—	(0.28)	10.90	(8.13)	3,938	0.87		0.42		417

SA Goldman Sachs Global Bond Portfolio — Class 3
01/31/18	10.72	0.07	0.69	0.76	(0.31)	—	—	(0.31)	11.17	7.23	315,873	0.96		0.68		125
01/31/19	11.17	0.07	(0.37)	(0.30)	(0.40)	—	—	(0.40)	10.47	(2.48)	269,700	1.00		0.62		135
01/31/20	10.47	0.09	0.60	0.69	—	—	—	—	11.16	6.59	289,824	0.98		0.85		288
01/31/21	11.16	0.07	0.84	0.91	(0.05)	—	—	(0.05)	12.02	8.12	302,737	1.02		0.58		396
01/31/22	12.02	0.04	(1.03)	(0.99)	(0.27)	—	—	(0.27)	10.76	(8.26)	305,711	0.97		0.32		417

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
10/06/17#- 01/31/18	10.00	0.02	0.60	0.62	(0.03)	—	(0.03)	(0.06)	10.56	6.23	108	0.81	†(1)	0.64	†(1)	46
01/31/19	10.56	0.10	(0.60)	(0.50)	(0.12)	—	(0.10)	(0.22)	9.84	(4.60)	108	0.81	(1)	0.96	(1)	167
01/31/20	9.84	0.13	0.92	1.05	(0.22)	—	(0.04)	(0.26)	10.63	10.69	119	0.81	(1)	1.23	(1)	146
01/31/21	10.63	0.05	1.16	1.21	(0.04)	—	(0.12)	(0.16)	11.68	11.40	132	0.81	(1)	0.42	(1)	164
01/31/22	11.68	0.07	1.23	1.30	(0.05)	—	(1.88)	(1.93)	11.05	10.71	146	0.81	(1)	0.57	(1)	163

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.60	0.61	(0.02)	—	(0.03)	(0.05)	10.56	6.17	11,601	1.06	†(1)	0.41	†(1)	46
01/31/19	10.56	0.07	(0.59)	(0.52)	(0.10)	—	(0.10)	(0.20)	9.84	(4.86)	21,985	1.06	(1)	0.72	(1)	167
01/31/20	9.84	0.09	0.93	1.02	(0.20)	—	(0.04)	(0.24)	10.62	10.36	33,620	1.06	(1)	0.93	(1)	146
01/31/21	10.62	0.02	1.16	1.18	(0.02)	—	(0.12)	(0.14)	11.66	11.11	41,712	1.06	(1)	0.16	(1)	164
01/31/22	11.66	0.04	1.23	1.27	(0.03)	—	(1.88)	(1.91)	11.02	10.43	38,343	1.06	(1)	0.34	(1)	163

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21	01/22
SA Goldman Sachs Multi-Asset Insights Class 1	2.09%	0.61%	0.28%	0.35%	0.17%
SA Goldman Sachs Multi-Asset Insights Class 3	2.10	0.56	0.29	0.36	0.17

See Notes to Financial Statements

651

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Index Allocation 60/40 Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.07	$1.40	$1.47	$(0.10)	$—	$(0.08)	$(0.18)	$11.29	14.73%	$152	0.18	%†(1)	0.63	%†(1)	36%
01/31/19	11.29	0.23	(0.53)	(0.30)	(0.36)	—	(0.06)	(0.42)	10.57	(2.36)	148	0.18	(1)	2.13	(1)	20
01/31/20	10.57	(0.01)	1.48	1.47	—	—	(0.08)	(0.08)	11.96	13.97	167	0.18	(1)	(0.09	)(1)	16
01/31/21	11.96	0.41	1.14	1.55	(0.19)	—	(0.21)	(0.40)	13.11	12.98	398	0.18	(1)	3.21	(1)	18
01/31/22	13.11	0.30	0.91	1.21	(0.04)	—	(0.15)	(0.19)	14.13	9.12	738	0.15	(1)	2.16	(1)	12

SA Index Allocation 60/40 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.09	1.36	1.45	(0.08)	—	(0.08)	(0.16)	11.29	14.49	34,950	0.43	†(1)	0.94	†(1)	36
01/31/19	11.29	0.32	(0.65)	(0.33)	(0.31)	—	(0.06)	(0.37)	10.59	(2.64)	81,977	0.43	(1)	3.00	(1)	20
01/31/20	10.59	(0.04)	1.48	1.44	—	—	(0.08)	(0.08)	11.95	13.66	143,258	0.43	(1)	(0.31	)(1)	16
01/31/21	11.95	0.17	1.34	1.51	(0.16)	—	(0.21)	(0.37)	13.09	12.69	192,400	0.43	(1)	1.43	(1)	18
01/31/22	13.09	0.14	1.04	1.18	(0.01)	—	(0.15)	(0.16)	14.11	8.95	239,442	0.40	(1)	1.02	(1)	12

SA Index Allocation 80/20 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.07	1.85	1.92	(0.13)	—	(0.06)	(0.19)	11.73	19.32	119	0.18	†(1)	0.70	†(1)	23
01/31/19	11.73	0.46	(0.96)	(0.50)	(0.38)	—	(0.08)	(0.46)	10.77	(4.00)	1,099	0.18	(1)	4.40	(1)	16
01/31/20	10.77	(0.01)	1.65	1.64	—	—	(0.10)	(0.10)	12.31	15.28	1,797	0.16	(1)	(0.08	)(1)	13
01/31/21	12.31	0.20	1.61	1.81	—	—	(0.07)	(0.07)	14.05	14.74	2,361	0.13		1.61		14
01/31/22	14.05	0.12	1.76	1.88	(0.19)	—	(0.27)	(0.46)	15.47	13.25	2,240	0.13		0.78		8

SA Index Allocation 80/20 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.16	1.73	1.89	(0.11)	—	(0.06)	(0.17)	11.72	18.97	79,690	0.43	†(1)	1.62	†(1)	23
01/31/19	11.72	0.31	(0.83)	(0.52)	(0.33)	—	(0.08)	(0.41)	10.79	(4.24)	166,667	0.43	(1)	2.81	(1)	16
01/31/20	10.79	(0.04)	1.66	1.62	—	—	(0.10)	(0.10)	12.31	15.06	266,559	0.41	(1)	(0.33	)(1)	13
01/31/21	12.31	0.17	1.60	1.77	—	—	(0.07)	(0.07)	14.01	14.41	353,994	0.38		1.37		14
01/31/22	14.01	0.15	1.70	1.85	(0.17)	—	(0.27)	(0.44)	15.42	13.03	457,921	0.38		0.95		8

SA Index Allocation 90/10 Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.15	2.02	2.17	(0.16)	—	(0.06)	(0.22)	11.95	21.78	268	0.18	†(1)	1.36	†(1)	18
01/31/19	11.95	0.33	(0.96)	(0.63)	(0.39)	—	(0.08)	(0.47)	10.85	(4.96)	1,737	0.13	(1)	3.09	(1)	14
01/31/20	10.85	(0.01)	1.75	1.74	—	—	(0.12)	(0.12)	12.47	16.04	2,645	0.13		(0.04)		12
01/31/21	12.47	0.21	1.67	1.88	—	—	(0.07)	(0.07)	14.28	15.07	4,493	0.12		1.72		15
01/31/22	14.28	0.19	2.01	2.20	(0.19)	—	(0.27)	(0.46)	16.02	15.23	6,573	0.11		1.19		6

SA Index Allocation 90/10 Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.19	1.95	2.14	(0.13)	—	(0.06)	(0.19)	11.95	21.53	222,233	0.43	†(1)	1.87	†(1)	18
01/31/19	11.95	0.31	(0.97)	(0.66)	(0.33)	—	(0.08)	(0.41)	10.88	(5.20)	457,590	0.39	(1)	2.83	(1)	14
01/31/20	10.88	(0.04)	1.75	1.71	—	—	(0.12)	(0.12)	12.47	15.72	702,768	0.38		(0.31)		12
01/31/21	12.47	0.17	1.68	1.85	—	—	(0.07)	(0.07)	14.25	14.83	923,121	0.37		1.37		15
01/31/22	14.25	0.15	2.01	2.16	(0.17)	—	(0.27)	(0.44)	15.97	14.94	1,219,687	0.36		0.94		6

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21	01/22
SA Index Allocation 60/40 Class 1	1.26%	0.03%	0.00%	(0.02)%	(0.00)%
SA Index Allocation 60/40 Class 3	0.39	0.02	0.01	(0.02)	(0.00)
SA Index Allocation 80/20 Class 1	1.18	(0.02)	(0.01)	—	—
SA Index Allocation 80/20 Class 3	0.13	(0.02)	(0.01)	—	—
SA Index Allocation 90/10 Class 1	0.46	(0.00)	—	—	—
SA Index Allocation 90/10 Class 3	0.01	(0.00)	—	—	—

See Notes to Financial Statements

652

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA International Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.24	$2.15	$2.39	$(0.23)	$—	$(0.03)	$(0.26)	$12.13	24.09%	$389,353	0.52	%†(1)	2.23	%†(1)	15%
01/31/19	12.13	0.26	(1.83)	(1.57)	(0.23)	—	(0.02)	(0.25)	10.31	(12.86)	404,611	0.52	(1)	2.36	(1)	8
01/31/20	10.31	0.27	0.84	1.11	(0.01)	—	—	(0.01)	11.41	10.78	522,664	0.51	(1)	2.44	(1)	12
01/31/21	11.41	0.19	0.83	1.02	(0.24)	—	—	(0.24)	12.19	9.08	631,310	0.51		1.77		9
01/31/22	12.19	0.28	0.67	0.95	(0.18)	—	(0.03)	(0.21)	12.93	7.73	741,330	0.48		2.14		8

SA International Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.18	2.18	2.36	(0.21)	—	(0.03)	(0.24)	12.12	23.73	402	0.77	†(1)	1.68	†(1)	15
01/31/19	12.12	0.18	(1.77)	(1.59)	(0.20)	—	(0.02)	(0.22)	10.31	(13.03)	1,593	0.77	(1)	1.78	(1)	8
01/31/20	10.31	0.18	0.90	1.08	(0.01)	—	—	(0.01)	11.38	10.46	5,136	0.75	(1)	1.76	(1)	12
01/31/21	11.38	0.14	0.85	0.99	(0.23)	—	—	(0.23)	12.14	8.85	10,671	0.77		1.30		9
01/31/22	12.14	0.23	0.68	0.91	(0.17)	—	(0.03)	(0.20)	12.85	7.41	18,379	0.73		1.78		8

SA Invesco Growth Opportunities Portfolio — Class 1
01/31/18	7.90	(0.03)	2.03	2.00	—	—	(0.30)	(0.30)	9.60	25.64	121,703	0.79	(2)	(0.38	)(2)	38
01/31/19	9.60	(0.03)	0.31	0.28	—	—	(1.07)	(1.07)	8.81	2.50	151,042	0.79	(2)	(0.37	)(2)	69
01/31/20	8.81	(0.03)	1.27	1.24	—	—	(1.29)	(1.29)	8.76	14.74	152,418	0.80	(2)	(0.36	)(2)	81
01/31/21	8.76	(0.06)	4.98	4.92	—	—	(1.31)	(1.31)	12.37	58.68	215,397	0.79	(2)	(0.57	)(2)	58
01/31/22	12.37	(0.08)	(1.07)	(1.15)	—	—	(1.51)	(1.51)	9.71	(12.13)	152,667	0.78	(2)	(0.60	)(2)	39

SA Invesco Growth Opportunities Portfolio — Class 2
01/31/18	7.62	(0.04)	1.96	1.92	—	—	(0.30)	(0.30)	9.24	25.53	3,134	0.94	(2)	(0.52	)(2)	38
01/31/19	9.24	(0.05)	0.30	0.25	—	—	(1.07)	(1.07)	8.42	2.26	2,977	0.94	(2)	(0.52	)(2)	69
01/31/20	8.42	(0.05)	1.22	1.17	—	—	(1.29)	(1.29)	8.30	14.60	2,997	0.95	(2)	(0.51	)(2)	81
01/31/21	8.30	(0.07)	4.70	4.63	—	—	(1.31)	(1.31)	11.62	58.43	4,119	0.94	(2)	(0.72	)(2)	58
01/31/22	11.62	(0.09)	(0.98)	(1.07)	—	—	(1.51)	(1.51)	9.04	(12.22)	3,126	0.93	(2)	(0.75	)(2)	39

SA Invesco Growth Opportunities Portfolio — Class 3
01/31/18	7.46	(0.05)	1.91	1.86	—	—	(0.30)	(0.30)	9.02	25.27	173,168	1.04	(2)	(0.62	)(2)	38
01/31/19	9.02	(0.06)	0.30	0.24	—	—	(1.07)	(1.07)	8.19	2.21	150,700	1.04	(2)	(0.62	)(2)	69
01/31/20	8.19	(0.05)	1.18	1.13	—	—	(1.29)	(1.29)	8.03	14.52	144,121	1.05	(2)	(0.61	)(2)	81
01/31/21	8.03	(0.07)	4.53	4.46	—	—	(1.31)	(1.31)	11.18	58.28	162,516	1.04	(2)	(0.81	)(2)	58
01/31/22	11.18	(0.10)	(0.93)	(1.03)	—	—	(1.51)	(1.51)	8.64	(12.34)	149,304	1.03	(2)	(0.85	)(2)	39

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20
SA International Index Class 1	0.06%	(0.02)%	(0.01)%
SA International Index Class 3	0.37	(0.02)	(0.01)

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22
SA Invesco Growth Opportunities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Invesco Growth Opportunities Class 2	0.00	0.00	0.00	0.00	0.00
SA Invesco Growth Opportunities Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

653

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA Invesco Main Street Large Cap Portfolio — Class 1
01/31/18	$20.41	$0.24	$3.79	$4.03	$(0.23)	$—	$(0.54)	$(0.77)	$23.67	20.02%	$364,981	0.77%		1.09%		43%
01/31/19	23.67	0.27	(1.17)	(0.90)	(0.26)	—	(1.41)	(1.67)	21.10	(4.03)	305,771	0.78		1.08		65
01/31/20	21.10	0.23	4.12	4.35	(0.29)	—	(2.60)	(2.89)	22.56	21.35	323,843	0.79		1.00		39
01/31/21	22.56	0.19	2.72	2.91	(0.25)	—	(1.61)	(1.86)	23.61	13.19	345,113	0.76	(1)(2)	0.88	(1)(2)	52
01/31/22	23.61	0.15	4.75	4.90	(0.18)	—	(1.24)	(1.42)	27.09	20.40	393,771	0.71	(1)(2)	0.55	(1)(2)	52

SA Invesco Main Street Large Cap Portfolio — Class 2
01/31/18	20.40	0.21	3.78	3.99	(0.19)	—	(0.54)	(0.73)	23.66	19.82	4,324	0.92		0.97		43
01/31/19	23.66	0.23	(1.17)	(0.94)	(0.22)	—	(1.41)	(1.63)	21.09	(4.21)	3,732	0.93		0.93		65
01/31/20	21.09	0.20	4.12	4.32	(0.25)	—	(2.60)	(2.85)	22.56	21.20	3,507	0.94		0.87		39
01/31/21	22.56	0.16	2.71	2.87	(0.21)	—	(1.61)	(1.82)	23.61	13.02	3,673	0.91	(1)(2)	0.74	(1)(2)	52
01/31/22	23.61	0.11	4.74	4.85	(0.14)	—	(1.24)	(1.38)	27.08	20.20	3,636	0.86	(1)(2)	0.41	(1)(2)	52

SA Invesco Main Street Large Cap Portfolio — Class 3
01/31/18	20.33	0.19	3.76	3.95	(0.18)	—	(0.54)	(0.72)	23.56	19.69	107,322	1.02		0.85		43
01/31/19	23.56	0.21	(1.16)	(0.95)	(0.20)	—	(1.41)	(1.61)	21.00	(4.26)	94,762	1.03		0.83		65
01/31/20	21.00	0.17	4.10	4.27	(0.23)	—	(2.60)	(2.83)	22.44	21.05	101,676	1.04		0.76		39
01/31/21	22.44	0.14	2.69	2.83	(0.19)	—	(1.61)	(1.80)	23.47	12.90	108,689	1.01	(1)(2)	0.63	(1)(2)	52
01/31/22	23.47	0.08	4.72	4.80	(0.12)	—	(1.24)	(1.36)	26.91	20.11	118,427	0.96	(1)(2)	0.31	(1)(2)	52

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(2)	01/22(2)
SA Invesco Main Street Large Cap Class 1	0.01%	0.05%
SA Invesco Main Street Large Cap Class 2	0.01	0.05
SA Invesco Main Street Large Cap Class 3	0.01	0.05

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/21	01/22
SA Invesco Main Street Large Cap Class 1	0.00%	0.00%
SA Invesco Main Street Large Cap Class 2	0.00	0.00
SA Invesco Main Street Large Cap Class 3	0.00	0.00

See Notes to Financial Statements

654

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA Janus Focused Growth Portfolio — Class 1
01/31/18	$11.84	$0.01	$3.93	$3.94	$—	$—	$(1.05)	$(1.05)	$14.73	34.31%	$190,836	0.80%	0.04%	48%
01/31/19	14.73	0.02	0.22	0.24	—	—	(1.10)	(1.10)	13.87	1.55	240,132	0.80	0.12	49
01/31/20	13.87	0.03	3.87	3.90	(0.00)	—	(0.84)	(0.84)	16.93	28.67	280,597	0.80	0.14	37
01/31/21	16.93	(0.02)	5.49	5.47	(0.01)	—	(1.40)	(1.41)	20.99	32.65	348,913	0.78	(0.12)	42
01/31/22	20.99	(0.06)	3.21	3.15	—	—	(2.42)	(2.42)	21.72	13.57	344,771	0.78	(0.26)	35

SA Janus Focused Growth Portfolio — Class 2
01/31/18	11.63	(0.01)	3.84	3.83	—	—	(1.05)	(1.05)	14.41	33.97	10,096	0.95	(0.07)	48
01/31/19	14.41	(0.01)	0.24	0.23	—	—	(1.10)	(1.10)	13.54	1.51	8,689	0.95	(0.04)	49
01/31/20	13.54	0.00	3.78	3.78	—	—	(0.84)	(0.84)	16.48	28.45	9,148	0.95	(0.01)	37
01/31/21	16.48	(0.05)	5.34	5.29	—	—	(1.40)	(1.40)	20.37	32.42	10,602	0.93	(0.27)	42
01/31/22	20.37	(0.10)	3.13	3.03	—	—	(2.42)	(2.42)	20.98	13.39	10,260	0.93	(0.41)	35

SA Janus Focused Growth Portfolio — Class 3
01/31/18	11.47	(0.02)	3.79	3.77	—	—	(1.05)	(1.05)	14.19	33.92	144,926	1.05	(0.17)	48
01/31/19	14.19	(0.02)	0.23	0.21	—	—	(1.10)	(1.10)	13.30	1.39	123,274	1.05	(0.14)	49
01/31/20	13.30	(0.01)	3.70	3.69	—	—	(0.84)	(0.84)	16.15	28.28	138,322	1.05	(0.11)	37
01/31/21	16.15	(0.07)	5.24	5.17	—	—	(1.40)	(1.40)	19.92	32.34	162,352	1.03	(0.37)	42
01/31/22	19.92	(0.12)	3.06	2.94	—	—	(2.42)	(2.42)	20.44	13.24	176,685	1.03	(0.51)	35

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22
SA Janus Focused Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Janus Focused Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA Janus Focused Growth Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21(1)	01/22(1)
SA Janus Focused Growth Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
SA Janus Focused Growth Class 2	0.10	0.10	0.10	0.10	0.10
SA Janus Focused Growth Class 3	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

655

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income to average net assets(1)(2)	Portfolio turnover

SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/18	$19.26	$0.29	$2.80	$3.09		$(0.33)	$—	$(1.01)	$(1.34)	$21.01	16.50%	$83,279	0.73%	1.45%	108%
01/31/19	21.01	0.39	(1.45)	(1.06)		(0.31)	—	(1.25)	(1.56)	18.39	(5.04)	71,181	0.70	1.98	149
01/31/20	18.39	0.40	1.76	2.16		(0.44)	—	(1.06)	(1.50)	19.05	11.94	71,644	0.65	2.07	124
01/31/21	19.05	0.25	2.42	2.67		(0.43)	—	(0.51)	(0.94)	20.78	14.25	74,003	0.79	1.32	114
01/31/22	20.78	0.25	1.49	1.74	(3)	(0.15)	—	(1.05)	(1.20)	21.32	8.18	165,419	0.70	1.17	109	(4)

SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/18	19.22	0.26	2.81	3.07		(0.31)	—	(1.01)	(1.32)	20.97	16.38	12,732	0.88	1.29	108
01/31/19	20.97	0.36	(1.45)	(1.09)		(0.28)	—	(1.25)	(1.53)	18.35	(5.19)	11,098	0.85	1.83	149
01/31/20	18.35	0.37	1.75	2.12		(0.40)	—	(1.06)	(1.46)	19.01	11.77	10,305	0.80	1.93	124
01/31/21	19.01	0.22	2.41	2.63		(0.40)	—	(0.51)	(0.91)	20.73	14.06	11,545	0.94	1.15	114
01/31/22	20.73	0.23	1.48	1.71	(3)	(0.14)	—	(1.05)	(1.19)	21.25	8.02	21,160	0.84	1.04	109	(4)

SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/18	19.16	0.24	2.79	3.03		(0.29)	—	(1.01)	(1.30)	20.89	16.23	170,049	0.98	1.19	108
01/31/19	20.89	0.34	(1.44)	(1.10)		(0.27)	—	(1.25)	(1.52)	18.27	(5.27)	177,698	0.95	1.74	149
01/31/20	18.27	0.34	1.74	2.08		(0.39)	—	(1.06)	(1.45)	18.90	11.60	202,789	0.90	1.81	124
01/31/21	18.90	0.20	2.41	2.61		(0.39)	—	(0.51)	(0.90)	20.61	14.00	227,445	1.04	1.05	114
01/31/22	20.61	0.21	1.47	1.68	(3)	(0.12)	—	(1.05)	(1.17)	21.12	7.93	321,115	0.94	0.97	109	(4)

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22
SA JPMorgan Diversified Balanced Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Diversified Balanced Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Diversified Balanced Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21(1)	01/22(1)
SA JPMorgan Diversified Balanced Class 1	0.01%	0.06%	0.07%	0.06%	0.02%
SA JPMorgan Diversified Balanced Class 2	0.01	0.06	0.07	0.06	0.02
SA JPMorgan Diversified Balanced Class 3	0.01	0.06	0.07	0.06	0.02

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

656

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)(2)	Ratio of net investment income (loss) to average net assets(1)(2)	Portfolio turnover

SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/18	$7.11	$0.13	$2.99	$3.12	$(0.16)	$—	$—	$(0.16)	$10.07	44.22%	$200,885	1.12%	1.56%	49%
01/31/19	10.07	0.19	(2.05)	(1.86)	(0.19)	—	—	(0.19)	8.02	(18.39)	118,832	1.14	2.24	72
01/31/20	8.02	0.17	0.14	0.31	(0.25)	—	—	(0.25)	8.08	3.84	86,133	1.18	2.05	53
01/31/21	8.08	0.11	2.15	2.26	(0.16)	—	—	(0.16)	10.18	28.27 (3)	107,020	1.07	1.31	74
01/31/22	10.18	0.24	(0.58)	(0.34)	(0.18)	—	—	(0.18)	9.66	(3.39)	88,201	1.14	2.35	64

SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/18	7.08	0.12	2.97	3.09	(0.15)	—	—	(0.15)	10.02	43.94	4,487	1.27	1.40	49
01/31/19	10.02	0.17	(2.04)	(1.87)	(0.17)	—	—	(0.17)	7.98	(18.54)	3,272	1.30	2.04	72
01/31/20	7.98	0.15	0.14	0.29	(0.23)	—	—	(0.23)	8.04	3.67	2,828	1.33	1.88	53
01/31/21	8.04	0.10	2.14	2.24	(0.15)	—	—	(0.15)	10.13	28.09 (3)	3,371	1.22	1.15	74
01/31/22	10.13	0.22	(0.57)	(0.35)	(0.17)	—	—	(0.17)	9.61	(3.53)	3,141	1.29	2.09	64

SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/18	7.02	0.11	2.96	3.07	(0.15)	—	—	(0.15)	9.94	43.91	168,305	1.37	1.31	49
01/31/19	9.94	0.16	(2.03)	(1.87)	(0.16)	—	—	(0.16)	7.91	(18.67)	133,143	1.40	1.90	72
01/31/20	7.91	0.15	0.14	0.29	(0.22)	—	—	(0.22)	7.98	3.74	125,014	1.43	1.83	53
01/31/21	7.98	0.09	2.11	2.20	(0.14)	—	—	(0.14)	10.04	27.82 (3)	146,241	1.32	1.07	74
01/31/22	10.04	0.21	(0.57)	(0.36)	(0.16)	—	—	(0.16)	9.52	(3.64)	150,043	1.39	2.06	64

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22
SA JPMorgan Emerging Markets Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Emerging Markets Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Emerging Markets Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21(1)	01/22(1)
SA JPMorgan Emerging Markets Class 1	0.10%	0.10%	0.12%	0.12%	0.11%
SA JPMorgan Emerging Markets Class 2	0.10	0.10	0.12	0.12	0.11
SA JPMorgan Emerging Markets Class 3	0.10	0.10	0.12	0.12	0.11

(3)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

657

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA JPMorgan Equity-Income Portfolio — Class 1
01/31/18	$32.83	$0.70	$6.60	$7.30	$(0.77)	$—	$(1.80)	$(2.57)	$37.56	22.93%	$950,519	0.57	%(2)	2.00	%(2)	14%
01/31/19	37.56	0.81	(1.83)	(1.02)	(0.78)	—	(2.29)	(3.07)	33.47	(2.95)	805,291	0.58	(2)	2.27	(2)	19
01/31/20	33.47	0.76	5.13	5.89	(0.96)	—	(2.63)	(3.59)	35.77	17.88	821,452	0.58		2.10		18
01/31/21	35.77	0.71	0.18	0.89	(0.72)	—	(2.52)	(3.24)	33.42	2.68	838,072	0.57		2.20		30
01/31/22	33.42	0.69	8.63	9.32	(0.74)	—	(1.32)	(2.06)	40.68	27.93	926,960	0.57		1.75		19

SA JPMorgan Equity-Income Portfolio — Class 2
01/31/18	32.79	0.65	6.58	7.23	(0.71)	—	(1.80)	(2.51)	37.51	22.74	11,350	0.72	(2)	1.86	(2)	14
01/31/19	37.51	0.76	(1.84)	(1.08)	(0.72)	—	(2.29)	(3.01)	33.42	(3.11)	9,761	0.73	(2)	2.13	(2)	19
01/31/20	33.42	0.70	5.14	5.84	(0.90)	—	(2.63)	(3.53)	35.73	17.75	10,250	0.73		1.95		18
01/31/21	35.73	0.67	0.16	0.83	(0.66)	—	(2.52)	(3.18)	33.38	2.51	9,134	0.72		2.06		30
01/31/22	33.38	0.63	8.61	9.24	(0.69)	—	(1.32)	(2.01)	40.61	27.72	11,767	0.72		1.60		19

SA JPMorgan Equity-Income Portfolio — Class 3
01/31/18	32.67	0.61	6.54	7.15	(0.68)	—	(1.80)	(2.48)	37.34	22.58	253,011	0.82	(2)	1.76	(2)	14
01/31/19	37.34	0.72	(1.82)	(1.10)	(0.69)	—	(2.29)	(2.98)	33.26	(3.19)	218,826	0.83	(2)	2.03	(2)	19
01/31/20	33.26	0.66	5.12	5.78	(0.87)	—	(2.63)	(3.50)	35.54	17.63	237,776	0.83		1.85		18
01/31/21	35.54	0.62	0.16	0.78	(0.64)	—	(2.52)	(3.16)	33.16	2.37	255,619	0.82		1.94		30
01/31/22	33.16	0.59	8.57	9.16	(0.67)	—	(1.32)	(1.99)	40.33	27.65	326,372	0.82		1.50		19

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22
SA JPMorgan Equity-Income Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Equity-Income Class 1	0.00%	0.00%
SA JPMorgan Equity-Income Class 2	0.00	0.00
SA JPMorgan Equity-Income Class 3	0.00	0.00

See Notes to Financial Statements

658

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Global Equities Portfolio — Class 1
01/31/18	$19.58	$0.29	$5.08	$5.37	$(0.40)	$—	$—	$(0.40)	$24.55	27.61%	$538,327	0.76	%(2)	1.32	%(2)	88%
01/31/19	24.55	0.36	(2.38)	(2.02)	(0.43)	—	(3.19)	(3.62)	18.91	(8.58)	426,558	0.77	(2)	1.62	(2)	61
01/31/20	18.91	0.27	1.41	1.68	(0.46)	—	(1.61)	(2.07)	18.52	9.09	330,323	0.81		1.37		66
01/31/21	18.52	0.35	1.60	1.95	(0.27)	—	(0.50)	(0.77)	19.70	10.85	332,093	0.79		2.00		74
01/31/22	19.70	0.27	3.41	3.68	(0.39)	—	—	(0.39)	22.99	18.63	321,424	0.80		1.17		49

SA JPMorgan Global Equities Portfolio — Class 2
01/31/18	19.53	0.25	5.09	5.34	(0.37)	—	—	(0.37)	24.50	27.50	4,768	0.91	(2)	1.17	(2)	88
01/31/19	24.50	0.33	(2.39)	(2.06)	(0.39)	—	(3.19)	(3.58)	18.86	(8.76)	3,743	0.93	(2)	1.47	(2)	61
01/31/20	18.86	0.22	1.43	1.65	(0.42)	—	(1.61)	(2.03)	18.48	8.97	3,592	0.96		1.15		66
01/31/21	18.48	0.33	1.59	1.92	(0.24)	—	(0.50)	(0.74)	19.66	10.68	3,134	0.94		1.85		74
01/31/22	19.66	0.23	3.40	3.63	(0.36)	—	—	(0.36)	22.93	18.41	3,182	0.95		1.02		49

SA JPMorgan Global Equities Portfolio — Class 3
01/31/18	19.44	0.23	5.05	5.28	(0.35)	—	—	(0.35)	24.37	27.31	40,255	1.01	(2)	1.06	(2)	88
01/31/19	24.37	0.30	(2.37)	(2.07)	(0.37)	—	(3.19)	(3.56)	18.74	(8.86)	34,288	1.02	(2)	1.36	(2)	61
01/31/20	18.74	0.19	1.44	1.63	(0.41)	—	(1.61)	(2.02)	18.35	8.89	36,256	1.06		1.03		66
01/31/21	18.35	0.30	1.58	1.88	(0.23)	—	(0.50)	(0.73)	19.50	10.53	40,619	1.04		1.73		74
01/31/22	19.50	0.20	3.38	3.58	(0.35)	—	—	(0.35)	22.73	18.32	52,707	1.05		0.90		49

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22
SA JPMorgan Global Equities Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)
SA JPMorgan Global Equities Class 1	0.00%	0.00%
SA JPMorgan Global Equities Class 2	0.00	0.00
SA JPMorgan Global Equities Class 3	0.00	0.00

See Notes to Financial Statements

659

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/18	$8.85	$0.20	$0.03	$0.23	$(0.22)	$—	$—	$(0.22)	$8.86	2.55%	$967,278	0.53%	2.25%	33%
01/31/19	8.86	0.23	(0.08)	0.15	(0.22)	—	—	(0.22)	8.79	1.76	931,054	0.54	2.60	35
01/31/20	8.79	0.25	0.65	0.90	(0.28)	—	—	(0.28)	9.41	10.32	1,085,375	0.53	2.72	61
01/31/21	9.41	0.21	0.31	0.52	(0.26)	—	—	(0.26)	9.67	5.53	1,058,040	0.54	2.18	98
01/31/22	9.67	0.18	(0.40)	(0.22)	(0.25)	—	(0.08)	(0.33)	9.12	(2.34)	1,068,190	0.53	1.90	115

SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/18	8.81	0.19	0.03	0.22	(0.20)	—	—	(0.20)	8.83	2.50	8,619	0.68	2.10	33
01/31/19	8.83	0.21	(0.08)	0.13	(0.20)	—	—	(0.20)	8.76	1.59	7,626	0.69	2.44	35
01/31/20	8.76	0.24	0.64	0.88	(0.26)	—	—	(0.26)	9.38	10.18	7,594	0.68	2.57	61
01/31/21	9.38	0.19	0.31	0.50	(0.24)	—	—	(0.24)	9.64	5.40	7,951	0.69	2.03	98
01/31/22	9.64	0.17	(0.41)	(0.24)	(0.23)	—	(0.08)	(0.31)	9.09	(2.50)	7,289	0.68	1.75	115

SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/18	8.76	0.18	0.03	0.21	(0.20)	—	—	(0.20)	8.77	2.33	973,614	0.78	2.00	33
01/31/19	8.77	0.20	(0.07)	0.13	(0.20)	—	—	(0.20)	8.70	1.50	840,537	0.79	2.35	35
01/31/20	8.70	0.22	0.65	0.87	(0.26)	—	—	(0.26)	9.31	10.03	935,477	0.78	2.47	61
01/31/21	9.31	0.18	0.31	0.49	(0.23)	—	—	(0.23)	9.57	5.34	982,225	0.79	1.93	98
01/31/22	9.57	0.15	(0.39)	(0.24)	(0.23)	—	(0.08)	(0.31)	9.02	(2.58)	991,411	0.78	1.65	115

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20	01/21	01/22
SA JPMorgan MFS Core Bond Class 1	0.10%	0.10%	0.10%	0.10%	0.10%
SA JPMorgan MFS Core Bond Class 2	0.10	0.10	0.10	0.10	0.10
SA JPMorgan MFS Core Bond Class 3	0.10	0.10	0.10	0.10	0.10

See Notes to Financial Statements

660

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations		Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/18	$15.69	$(0.04)	$4.94	$4.90		$—	$—	$(1.00)	$(1.00)	$19.59	31.83%	$203,680	0.80	%(2)	(0.21	)%(2)	47%
01/31/19	19.59	(0.04)	0.04	(0.00)		—	—	(2.37)	(2.37)	17.22	0.05	209,126	0.81	(2)	(0.23	)(2)	57
01/31/20	17.22	(0.04)	4.77	4.73		—	—	(1.70)	(1.70)	20.25	28.33	235,464	0.81		(0.23)		43
01/31/21	20.25	(0.08)	8.65	8.57		(0.04)	—	(2.94)	(2.98)	25.84	43.80	274,202	0.80		(0.34)		64
01/31/22	25.84	(0.12)	(0.09)	(0.21	)(3)	—	—	(3.16)	(3.16)	22.47	(2.91)	307,277	0.79	(2)	(0.44	)(2)	81	(4)

SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/18	15.24	(0.06)	4.78	4.72		—	—	(1.00)	(1.00)	18.96	31.59	15,783	0.95	(2)	(0.37	)(2)	47
01/31/19	18.96	(0.07)	0.04	(0.03)		—	—	(2.37)	(2.37)	16.56	(0.11)	14,192	0.96	(2)	(0.37	)(2)	57
01/31/20	16.56	(0.07)	4.58	4.51		—	—	(1.70)	(1.70)	19.37	28.12	15,345	0.96		(0.38)		43
01/31/21	19.37	(0.11)	8.26	8.15		(0.01)	—	(2.94)	(2.95)	24.57	43.59	18,887	0.95		(0.49)		64
01/31/22	24.57	(0.15)	(0.06)	(0.21	)(3)	—	—	(3.16)	(3.16)	21.20	(3.07)	19,013	0.94	(2)	(0.59	)(2)	81	(4)

SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/18	14.97	(0.08)	4.69	4.61		—	—	(1.00)	(1.00)	18.58	31.42	162,852	1.05	(2)	(0.46	)(2)	47
01/31/19	18.58	(0.08)	0.04	(0.04)		—	—	(2.37)	(2.37)	16.17	(0.17)	147,794	1.06	(2)	(0.47	)(2)	57
01/31/20	16.17	(0.08)	4.45	4.37		—	—	(1.70)	(1.70)	18.84	27.94	168,978	1.06		(0.48)		43
01/31/21	18.84	(0.12)	8.02	7.90		—	—	(2.94)	(2.94)	23.80	43.49	225,018	1.05		(0.59)		64
01/31/22	23.80	(0.17)	(0.04)	(0.21	)(3)	—	—	(3.16)	(3.16)	20.43	(3.17)	361,316	1.04	(2)	(0.69	)(2)	81	(4)

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00	0.00	0.00	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21(1)	01/22(1)
SA JPMorgan Mid-Cap Growth Class 1	0.00%	0.00%	—%	—%	0.00%
SA JPMorgan Mid-Cap Growth Class 2	0.00	0.00	—	—	0.00
SA JPMorgan Mid-Cap Growth Class 3	0.00	0.00	—	—	0.00

(3)	Includes the effect of a merger
(4)	Excludes purchases/sales due to merger

See Notes to Financial Statements

661

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Large Cap Growth Index Portfolio — Class 1
05/01/18#- 01/31/19	$15.00	$0.13	$0.48	$0.61	$(0.12)	$—	$(0.04)	$(0.16)	$15.45	4.11%	$246,649	0.35	%†	1.13	%†	30%
01/31/20	15.45	0.20	3.53	3.73	(0.01)	—	(0.01)	(0.02)	19.16	24.10	271,291	0.35		1.15		33
01/31/21	19.16	0.15	5.40	5.55	(0.26)	—	(0.51)	(0.77)	23.94	29.12	295,788	0.35		0.73		32
01/31/22	23.94	0.10	5.09	5.19	(0.17)	—	(1.56)	(1.73)	27.40	21.21	300,040	0.35		0.38		31

SA Large Cap Growth Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.09	0.49	0.58	(0.09)	—	(0.04)	(0.13)	15.45	3.92	579	0.60	†	0.86	†	30
01/31/20	15.45	0.14	3.54	3.68	(0.00)	—	(0.01)	(0.01)	19.12	23.81	7,134	0.60		0.85		33
01/31/21	19.12	0.09	5.38	5.47	(0.21)	—	(0.51)	(0.72)	23.87	28.79	16,655	0.60		0.45		32
01/31/22	23.87	0.03	5.08	5.11	(0.15)	—	(1.56)	(1.71)	27.27	20.91	31,767	0.60		0.11		31

SA Large Cap Index Portfolio — Class 1
01/31/18	19.25	0.35	4.58	4.93	(0.33)	—	(0.24)	(0.57)	23.61	25.93	2,168,616	0.33		1.66		16
01/31/19	23.61	0.39	(1.04)	(0.65)	(0.72)	—	(0.64)	(1.36)	21.60	(2.66)	2,068,135	0.33		1.74		11
01/31/20	21.60	0.39	4.17	4.56	(0.01)	—	(0.06)	(0.07)	26.09	21.14	2,512,185	0.31		1.62		3
01/31/21	26.09	0.43	3.95	4.38	(0.43)	—	(0.40)	(0.83)	29.64	16.92	2,910,408	0.27		1.65		7
01/31/22	29.64	0.38	6.45	6.83	(0.46)	—	(0.59)	(1.05)	35.42	22.92	3,318,184	0.25		1.10		9

SA Large Cap Index Portfolio — Class 3
10/06/17#- 01/31/18	21.24	0.03	2.32	2.35	—	—	—	—	23.59	11.06	6,660	0.59	†	0.57	†	16
01/31/19	23.59	0.33	(1.03)	(0.70)	(0.64)	—	(0.64)	(1.28)	21.61	(2.93)	11,828	0.59		1.50		11
01/31/20	21.61	0.32	4.18	4.50	(0.00)	—	(0.06)	(0.06)	26.05	20.86	21,992	0.56		1.36		3
01/31/21	26.05	0.36	3.94	4.30	(0.39)	—	(0.40)	(0.79)	29.56	16.64	35,693	0.52		1.38		7
01/31/22	29.56	0.29	6.44	6.73	(0.43)	—	(0.59)	(1.02)	35.27	22.62	71,748	0.50		0.84		9

SA Large Cap Value Index Portfolio — Class 1
05/01/18#- 01/31/19	15.00	0.30	(0.03)	0.27	(0.30)	—	(0.03)	(0.33)	14.94	1.97	235,084	0.35	†	2.63	†	31
01/31/20	14.94	0.36	2.33	2.69	(0.01)	—	(0.01)	(0.02)	17.61	18.00	268,749	0.35		2.21		38
01/31/21	17.61	0.45	(0.09)	0.36	(0.36)	—	(1.48)	(1.84)	16.13	2.41	285,441	0.35		2.85		29
01/31/22	16.13	0.33	3.59	3.92	(0.44)	—	(0.24)	(0.68)	19.37	24.29	319,358	0.35		1.73		36

SA Large Cap Value Index Portfolio — Class 3
05/01/18#- 01/31/19	15.00	0.21	0.03	0.24	(0.25)	—	(0.03)	(0.28)	14.96	1.75	1,296	0.60	†	2.11	†	31
01/31/20	14.96	0.30	2.35	2.65	(0.00)	—	(0.01)	(0.01)	17.60	17.74	5,985	0.60		1.90		38
01/31/21	17.60	0.39	(0.08)	0.31	(0.35)	—	(1.48)	(1.83)	16.08	2.10	12,905	0.60		2.57		29
01/31/22	16.08	0.27	3.60	3.87	(0.43)	—	(0.24)	(0.67)	19.28	24.03	31,593	0.60		1.46		36

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18		01/19		01/20	01/21	01/22
SA Large Cap Growth Class 1	—%		0.05	%†	0.05%	0.01%	0.01%
SA Large Cap Growth Class 3	—		0.16	†	0.07	0.00	0.01
SA Large Cap Index Class 1	0.11		0.11		0.12	0.14	0.14
SA Large Cap Index Class 3	0.11	†	0.11		0.12	0.14	0.14
SA Large Cap Value Index Class 1	—		0.05	†	0.05	0.02	0.01
SA Large Cap Value Index Class 3	—		0.14	†	0.05	0.02	0.01

See Notes to Financial Statements

662

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover

SA MFS Blue Chip Growth Portfolio — Class 1
01/31/18	$11.00	$0.06	$3.35	$3.41	$(0.09)	$—	$(0.26)	$(0.35)	$14.06	31.36%		$548,669	0.70%	0.48%	66%
01/31/19	14.06	0.08	(0.48)	(0.40)	(0.06)	—	(1.04)	(1.10)	12.56	(3.12	)(1)	554,507	0.69	0.59	66
01/31/20	12.56	0.08	2.67	2.75	(0.09)	—	(1.49)	(1.58)	13.73	22.80		577,795	0.69	0.59	53
01/31/21	13.73	0.04	3.80	3.84	(0.09)	—	(1.39)	(1.48)	16.09	28.66		572,522	0.68	0.25	60
01/31/22	16.09	0.01	3.20	3.21	(0.04)	—	(2.06)	(2.10)	17.20	19.12		560,053	0.68	0.06	49

SA MFS Blue Chip Growth Portfolio — Class 2
01/31/18	10.96	0.04	3.34	3.38	(0.07)	—	(0.26)	(0.33)	14.01	31.19		3,760	0.85	0.35	66
01/31/19	14.01	0.06	(0.49)	(0.43)	(0.03)	—	(1.04)	(1.07)	12.51	(3.29	)(1)	3,208	0.84	0.44	66
01/31/20	12.51	0.06	2.66	2.72	(0.06)	—	(1.49)	(1.55)	13.68	22.68		3,204	0.84	0.44	53
01/31/21	13.68	0.01	3.78	3.79	(0.07)	—	(1.39)	(1.46)	16.01	28.35		3,584	0.83	0.10	60
01/31/22	16.01	(0.02)	3.19	3.17	(0.01)	—	(2.06)	(2.07)	17.11	19.01		3,599	0.83	(0.09)	49

SA MFS Blue Chip Growth Portfolio — Class 3
01/31/18	10.90	0.03	3.31	3.34	(0.06)	—	(0.26)	(0.32)	13.92	31.00		139,469	0.95	0.25	66
01/31/19	13.92	0.05	(0.48)	(0.43)	(0.02)	—	(1.04)	(1.06)	12.43	(3.33	)(1)	124,228	0.94	0.34	66
01/31/20	12.43	0.04	2.64	2.68	(0.05)	—	(1.49)	(1.54)	13.57	22.49		135,148	0.94	0.34	53
01/31/21	13.57	0.00	3.75	3.75	(0.06)	—	(1.39)	(1.45)	15.87	28.26		157,366	0.93	0.00	60
01/31/22	15.87	(0.04)	3.16	3.12	(0.00)	—	(2.06)	(2.06)	16.93	18.85		179,000	0.93	(0.20)	49

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

663

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/18	$20.86	$0.17	$5.35	$5.52	$(0.24)	$—	$(0.60)	$(0.84)	$25.54	26.91%	$784,894	0.70	%(1)	0.74	%(1)	14%
01/31/19	25.54	0.20	(0.90)	(0.70)	(0.21)	—	(2.23)	(2.44)	22.40	(2.91)	615,764	0.71		0.81		12
01/31/20	22.40	0.19	4.40	4.59	(0.23)	—	(2.90)	(3.13)	23.86	21.17	635,910	0.71		0.76		16
01/31/21	23.86	0.18	2.99	3.17	(0.17)	—	(2.17)	(2.34)	24.69	13.62	688,586	0.70	(2)	0.75	(2)	20
01/31/22	24.69	0.17	5.30	5.47	(0.20)	—	(1.16)	(1.36)	28.80	21.89	713,950	0.67	(2)	0.58	(2)	18

SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/18	20.87	0.14	5.35	5.49	(0.21)	—	(0.60)	(0.81)	25.55	26.71	10,005	0.85	(1)	0.59	(1)	14
01/31/19	25.55	0.16	(0.89)	(0.73)	(0.17)	—	(2.23)	(2.40)	22.42	(3.03)	8,075	0.86		0.67		12
01/31/20	22.42	0.15	4.40	4.55	(0.19)	—	(2.90)	(3.09)	23.88	20.94	8,180	0.86		0.61		16
01/31/21	23.88	0.14	3.00	3.14	(0.13)	—	(2.17)	(2.30)	24.72	13.47	7,682	0.85	(2)	0.61	(2)	20
01/31/22	24.72	0.11	5.32	5.43	(0.16)	—	(1.16)	(1.32)	28.83	21.72	8,016	0.82	(2)	0.40	(2)	18

SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/18	20.77	0.11	5.33	5.44	(0.19)	—	(0.60)	(0.79)	25.42	26.58	429,122	0.95	(1)	0.49	(1)	14
01/31/19	25.42	0.14	(0.90)	(0.76)	(0.14)	—	(2.23)	(2.37)	22.29	(3.16)	363,992	0.96		0.56		12
01/31/20	22.29	0.12	4.38	4.50	(0.16)	—	(2.90)	(3.06)	23.73	20.85	364,762	0.96		0.51		16
01/31/21	23.73	0.12	2.97	3.09	(0.10)	—	(2.17)	(2.27)	24.55	13.37	368,899	0.95	(2)	0.51	(2)	20
01/31/22	24.55	0.08	5.28	5.36	(0.13)	—	(1.16)	(1.29)	28.62	21.60	375,411	0.92	(2)	0.27	(2)	18

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18
SA MFS Massachusetts Investors Trust Class 1	0.00%
SA MFS Massachusetts Investors Trust Class 2	0.00
SA MFS Massachusetts Investors Trust Class 3	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21	01/22
SA MFS Massachusetts Investors Trust Class 1	0.01%	0.04%
SA MFS Massachusetts Investors Trust Class 2	0.01	0.04
SA MFS Massachusetts Investors Trust Class 3	0.01	0.04

See Notes to Financial Statements

664

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA MFS Total Return Portfolio — Class 1
01/31/18	$19.03	$0.36	$2.17	$2.53	$(0.51)	$—	$(1.11)	$(1.62)	$19.94	13.67%	$192,656	0.70	%(1)	1.84	%(1)	31%
01/31/19	19.94	0.38	(0.98)	(0.60)	(0.42)	—	(1.11)	(1.53)	17.81	(3.01)	160,674	0.71		1.99		30
01/31/20	17.81	0.38	2.05	2.43	(0.46)	—	(0.60)	(1.06)	19.18	13.79	160,743	0.71		1.99		29
01/31/21	19.18	0.33	1.39	1.72	(0.39)	—	(0.59)	(0.98)	19.92	9.12	156,898	0.71		1.72		39
01/31/22	19.92	0.27	2.23	2.50	(0.33)	—	(1.15)	(1.48)	20.94	12.43	157,462	0.70		1.27		27

SA MFS Total Return Portfolio — Class 2
01/31/18	19.03	0.33	2.18	2.51	(0.48)	—	(1.11)	(1.59)	19.95	13.54	29,151	0.85	(1)	1.69	(1)	31
01/31/19	19.95	0.35	(0.98)	(0.63)	(0.38)	—	(1.11)	(1.49)	17.83	(3.13)	24,003	0.86		1.84		30
01/31/20	17.83	0.35	2.05	2.40	(0.43)	—	(0.60)	(1.03)	19.20	13.58	22,761	0.86		1.84		29
01/31/21	19.20	0.30	1.40	1.70	(0.36)	—	(0.59)	(0.95)	19.95	8.99	22,123	0.86		1.57		39
01/31/22	19.95	0.24	2.22	2.46	(0.30)	—	(1.15)	(1.45)	20.96	12.20	21,897	0.85		1.12		27

SA MFS Total Return Portfolio — Class 3
01/31/18	18.99	0.31	2.16	2.47	(0.46)	—	(1.11)	(1.57)	19.89	13.38	332,869	0.95	(1)	1.59	(1)	31
01/31/19	19.89	0.33	(0.97)	(0.64)	(0.37)	—	(1.11)	(1.48)	17.77	(3.22)	299,400	0.96		1.74		30
01/31/20	17.77	0.33	2.03	2.36	(0.41)	—	(0.60)	(1.01)	19.12	13.43	325,537	0.96		1.73		29
01/31/21	19.12	0.27	1.41	1.68	(0.35)	—	(0.59)	(0.94)	19.86	8.90	346,502	0.96		1.46		39
01/31/22	19.86	0.22	2.21	2.43	(0.28)	—	(1.15)	(1.43)	20.86	12.13	383,906	0.95		1.01		27

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by the following:

Portfolio	01/18
SA MFS Total Return Class 1	0.00%
SA MFS Total Return Class 2	0.00
SA MFS Total Return Class 3	0.00

See Notes to Financial Statements

665

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA Mid Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	$10.00	$0.11	$1.57	$1.68	$(0.09)	$—	$(0.07)	$(0.16)	$11.52	16.94%	$175,119	0.40	(1)%†	1.08	(1)%†	23%
01/31/19	11.52	0.11	(0.74)	(0.63)	(0.10)	—	(0.31)	(0.41)	10.48	(5.13)	242,067	0.40	(1)	1.01	(1)	25
01/31/20	10.48	0.13	0.99	1.12	—	—	(0.02)	(0.02)	11.58	10.69	283,945	0.40		1.16		13
01/31/21	11.58	0.12	1.93	2.05	(0.13)	—	(0.11)	(0.24)	13.39	17.90	352,306	0.36		1.05		23
01/31/22	13.39	0.12	1.76	1.88	(0.11)		(0.68)	(0.79)	14.48	13.55	394,230	0.36		0.81		20

SA Mid Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.08	1.57	1.65	(0.07)	—	(0.07)	(0.14)	11.51	16.60	358	0.65	(1)†	0.83	(1)†	23
01/31/19	11.51	0.08	(0.74)	(0.66)	(0.07)	—	(0.31)	(0.38)	10.47	(5.39)	2,665	0.65	(1)	0.79	(1)	25
01/31/20	10.47	0.10	0.99	1.09	—	—	(0.02)	(0.02)	11.54	10.42	10,248	0.65		0.90		13
01/31/21	11.54	0.08	1.94	2.02	(0.12)	—	(0.11)	(0.23)	13.33	17.70	23,546	0.61		0.78		23
01/31/22	13.33	0.08	1.75	1.83	(0.10)		(0.68)	(0.78)	14.38	13.22	48,587	0.61		0.56		20

SA Morgan Stanley International Equities Portfolio — Class 1
01/31/18	9.07	0.14	2.24	2.38	(0.12)	—	—	(0.12)	11.33	26.39	419,078	0.87	(2)	1.37	(2)	33
01/31/19	11.33	0.21	(1.63)	(1.42)	(0.13)	—	(0.25)	(0.38)	9.53	(12.56)	320,376	0.89		2.04		29
01/31/20	9.53	0.20	0.95	1.15	(0.26)	—	(0.40)	(0.66)	10.02	12.19	315,398	0.89		1.93		20
01/31/21	10.02	0.14	0.93	1.07	(0.19)	—	(0.16)	(0.35)	10.74	10.84	333,985	0.88	(1)	1.39	(1)	23
01/31/22	10.74	0.22	0.30	0.52	(0.14)		—	(0.14)	11.12	4.80	283,663	0.84	(1)	1.91	(1)	24

SA Morgan Stanley International Equities Portfolio — Class 2
01/31/18	9.03	0.14	2.22	2.36	(0.11)	—	—	(0.11)	11.28	26.20	11,974	1.02	(2)	1.35	(2)	33
01/31/19	11.28	0.19	(1.61)	(1.42)	(0.12)	—	(0.25)	(0.37)	9.49	(12.68)	9,073	1.04		1.87		29
01/31/20	9.49	0.18	0.96	1.14	(0.25)	—	(0.40)	(0.65)	9.98	12.04	9,014	1.04		1.76		20
01/31/21	9.98	0.12	0.92	1.04	(0.17)	—	(0.16)	(0.33)	10.69	10.60	8,709	1.03	(1)	1.26	(1)	23
01/31/22	10.69	0.20	0.30	0.50	(0.12)		—	(0.12)	11.07	4.68	8,577	0.99	(1)	1.71	(1)	24

SA Morgan Stanley International Equities Portfolio — Class 3
01/31/18	9.01	0.13	2.21	2.34	(0.10)	—	—	(0.10)	11.25	26.05	159,607	1.12	(2)	1.25	(2)	33
01/31/19	11.25	0.18	(1.61)	(1.43)	(0.10)	—	(0.25)	(0.35)	9.47	(12.73)	128,582	1.14		1.75		29
01/31/20	9.47	0.16	0.97	1.13	(0.24)	—	(0.40)	(0.64)	9.96	11.97	130,870	1.14		1.65		20
01/31/21	9.96	0.11	0.91	1.02	(0.16)	—	(0.16)	(0.32)	10.66	10.43	135,498	1.13	(1)	1.14	(1)	23
01/31/22	10.66	0.18	0.32	0.50	(0.12)		—	(0.12)	11.04	4.61	144,053	1.09	(1)	1.59	(1)	24

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense deductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(2)	01/19	01/21	01/22
SA Mid Cap Index Class 1	0.02%	(0.01)%	—%	—%
SA Mid Cap Index Class 3	0.19	(0.01)	—	—
SA Morgan Stanley International Equities Class 1	—	—	0.01	0.05
SA Morgan Stanley International Equities Class 2	—	—	0.01	0.05
SA Morgan Stanley International Equities Class 3	—	—	0.01	0.05

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18
SA Morgan Stanley International Equities Class 1	0.00%
SA Morgan Stanley International Equities Class 2	0.00
SA Morgan Stanley International Equities Class 3	0.00

See Notes to Financial Statements

666

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income (loss) to average net assets(1)		Portfolio turnover

SA PIMCO RAE International Value Portfolio — Class 1
01/31/18	$14.90	$0.30	$2.98	$3.28	$(0.45)	$—	$—	$(0.45)	$17.73	22.20%	$514,253	0.83%		1.86%		16%
01/31/19	17.73	0.38	(2.91)	(2.53)	(0.77)	(0.01)	(0.35)	(1.13)	14.07	(14.07)	301,985	0.85		2.34		28
01/31/20	14.07	0.35	(0.25)	0.10	(0.02)	—	—	(0.02)	14.15	0.68	284,337	0.86		2.50		36
01/31/21	14.15	0.28	(0.34)	(0.06)	(0.35)	—	—	(0.35)	13.74	(0.32)	293,873	0.87	(2)	2.18	(2)	163
01/31/22	13.74	0.40	0.97	1.37	(0.34)	—	(0.10)	(0.44)	14.67	9.93	250,389	0.84	(2)	2.67	(2)	41

SA PIMCO RAE International Value Portfolio — Class 2
01/31/18	14.89	0.28	2.98	3.26	(0.42)	—	—	(0.42)	17.73	22.10	13,992	0.98		1.73		16
01/31/19	17.73	0.33	(2.89)	(2.56)	(0.72)	(0.01)	(0.35)	(1.08)	14.09	(14.25)	10,869	1.00		2.06		28
01/31/20	14.09	0.33	(0.25)	0.08	(0.01)	—	—	(0.01)	14.16	0.59	9,769	1.01		2.39		36
01/31/21	14.16	0.26	(0.34)	(0.08)	(0.33)	—	—	(0.33)	13.75	(0.49)	9,377	1.02	(2)	2.02	(2)	163
01/31/22	13.75	0.37	0.98	1.35	0.32	—	(0.10)	(0.42)	14.68	9.77	9,544	0.99	(2)	2.48	(2)	41

SA PIMCO RAE International Value Portfolio — Class 3
01/31/18	14.85	0.27	2.97	3.24	(0.41)	—	—	(0.41)	17.68	21.98	568,413	1.08		1.64		16
01/31/19	17.68	0.31	(2.87)	(2.56)	(0.69)	(0.01)	(0.35)	(1.05)	14.07	(14.30)	460,526	1.10		1.94		28
01/31/20	14.07	0.32	(0.26)	0.06	(0.01)	—	—	(0.01)	14.12	0.44	425,811	1.11		2.26		36
01/31/21	14.12	0.24	(0.34)	0.10	(0.31)	—	—	(0.31)	13.71	(0.58)	426,980	1.12	(2)	1.88	(2)	163
01/31/22	13.71	0.36	0.97	1.33	(0.31)	—	(0.10)	(0.41)	14.63	9.62	428,687	1.09	(2)	2.39	(2)	41

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20	01/21	01/22
SA PIMCO RAE International Value Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA PIMCO RAE International Value Class 2	0.00	0.00	0.00	0.00	0.00
SA PIMCO RAE International Value Class 3	0.00	0.00	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/21(1)	01/22(1)
SA PIMCO RAE International Value Class 1	0.00%	0.05%
SA PIMCO RAE International Value Class 2	0.00	0.05
SA PIMCO RAE International Value Class 3	0.00	0.05

See Notes to Financial Statements

667

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA PIMCO VCP Tactical Balanced Portfolio — Class 1
01/31/18	$11.29	$0.08	$2.05	$2.13	$(0.03)	$—	$(0.60)	$(0.63)	$12.79	19.25%	$121	0.89%		0.66%		458%
01/31/19	12.79	0.17	(0.92)	(0.75)	(0.38)	—	(1.74)	(2.12)	9.92	(6.13)	114	0.90		1.44		292
01/31/20	9.92	0.16	1.22	1.38	—	—	(0.06)	(0.06)	11.24	13.92	130	1.15	(2)	1.52	(2)	539
01/31/21	11.24	0.02	0.90	0.92	(0.08)	—	(0.67)	(0.75)	11.41	8.40	141	0.95	(2)	0.16	(2)	599
01/31/22	11.41	(0.03)	0.52	0.49	—		(1.67)	(1.67)	10.23	3.59	209	0.89		(0.22)		73

SA PIMCO VCP Tactical Balanced Portfolio — Class 3
01/31/18	11.28	0.05	2.04	2.09	(0.02)	—	(0.60)	(0.62)	12.75	18.91	1,364,617	1.14	(1)	0.41	(1)	458
01/31/19	12.75	0.14	(0.91)	(0.77)	(0.35)	—	(1.74)	(2.09)	9.89	(6.30)	1,238,685	1.15		1.18		292
01/31/20	9.89	0.13	1.21	1.34	—	—	(0.06)	(0.06)	11.17	13.56	1,317,587	1.40	(2)	1.27	(2)	539
01/31/21	11.17	(0.01)	0.90	0.89	(0.05)	—	(0.67)	(0.72)	11.34	8.18	1,298,110	1.20	(2)	(0.09	)(2)	599
01/31/22	11.34	(0.05)	0.50	0.45	—		(1.67)	(1.67)	10.12	3.25	1,232,819	1.14		(0.47)		73

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18
SA PIMCO VCP Tactical Balanced Class 3	(0.00)%

(2)	Includes the effect of interest expenses paid related to reverse repurchase agreements (based on average net assets)

Portfolio	01/20	01/21
SA PIMCO VCP Tactical Balanced Class 1 . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .	0.25%	0.05%
SA PIMCO VCP Tactical Balanced Class 3 . . . . . . . . . . . . . . . . . .. . . . . . . . . . . . . . . . . . .	0.25	0.05

See Notes to Financial Statements

668

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets	Ratio of net investment income to average net assets	Portfolio turnover

SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/18	$5.85	$0.35	$0.13	$0.48	$(0.55)	$—	$—	$(0.55)	$5.78	8.30%	$188,572	0.65%	5.75%	99%
01/31/19	5.78	0.33	(0.32)	0.01	(0.40)	—	—	(0.40)	5.39	0.14	172,043	0.67	5.91	74
01/31/20	5.39	0.33	0.20	0.53	(0.44)	—	—	(0.44)	5.48	9.96	132,092	0.68	5.80	71
01/31/21	5.48	0.29	0.13	0.42	(0.34)	—	—	(0.34)	5.56	7.87	141,393	0.69	5.29	74
01/31/22	5.56	0.28	(0.09)	0.19	(0.29)	—	—	(0.29)	5.46	3.37	141,050	0.68	5.01	63

SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/18	5.85	0.33	0.13	0.46	(0.54)	—	—	(0.54)	5.77	7.94	9,398	0.80	5.54	99
01/31/19	5.77	0.33	(0.33)	(0.00)	(0.39)	—	—	(0.39)	5.38	(0.05)	7,944	0.82	5.75	74
01/31/20	5.38	0.32	0.21	0.53	(0.43)	—	—	(0.43)	5.48	9.98	7,674	0.84	5.62	71
01/31/21	5.48	0.28	0.13	0.41	(0.33)	—	—	(0.33)	5.56	7.69	7,120	0.84	5.15	74
01/31/22	5.56	0.28	(0.10)	0.18	(0.28)	—	—	(0.28)	5.46	3.21	6,500	0.83	4.86	63

SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/18	5.81	0.32	0.15	0.47	(0.54)	—	—	(0.54)	5.74	8.05	179,644	0.90	5.45	99
01/31/19	5.74	0.32	(0.33)	(0.01)	(0.38)	—	—	(0.38)	5.35	(0.15)	153,660	0.92	5.65	74
01/31/20	5.35	0.31	0.20	0.51	(0.42)	—	—	(0.42)	5.44	9.74	149,856	0.94	5.52	71
01/31/21	5.44	0.27	0.14	0.41	(0.33)	—	—	(0.33)	5.52	7.64	148,051	0.94	5.04	74
01/31/22	5.52	0.27	(0.09)	0.18	(0.28)	—	—	(0.28)	5.42	3.15	145,057	0.93	4.76	63

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.

See Notes to Financial Statements

669

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000s)	Ratio of expenses to average net assets(2)		Ratio of net investment income (loss) to average net assets(2)		Portfolio turnover

SA Putnam International Growth and Income Portfolio — Class 1
01/31/18	$9.36	$0.22	$2.37	$2.59	$(0.16)	$—	$—	$(0.16)	$11.79	27.84%	$185,609	0.95	%(1)	2.10	%(1)	14%
01/31/19	11.79	0.27	(2.27)	(2.00)	(0.34)	—	—	(0.34)	9.45	(17.07)	132,405	0.99	(1)	2.55	(1)	21
01/31/20	9.45	0.27	0.68	0.95	(0.26)	—	(0.44)	(0.70)	9.70	9.95	139,085	1.00	(1)	2.72	(1)	17
01/31/21	9.70	0.19	0.40	0.59	(0.22)	—	(0.02)	(0.24)	10.05	6.22	166,889	0.99		2.17		15
01/31/22	10.05	0.24	1.48	1.72	(0.23)	—	—	(0.23)	11.54	17.13	232,954	0.96		2.17		20

SA Putnam International Growth and Income Portfolio — Class 2
01/31/18	9.41	0.21	2.37	2.58	(0.15)	—	—	(0.15)	11.84	27.50	6,383	1.10	(1)	1.99	(1)	14
01/31/19	11.84	0.26	(2.28)	(2.02)	(0.32)	—	—	(0.32)	9.50	(17.16)	4,517	1.14	(1)	2.43	(1)	21
01/31/20	9.50	0.26	0.67	0.93	(0.24)	—	(0.44)	(0.68)	9.75	9.70	4,361	1.15	(1)	2.61	(1)	17
01/31/21	9.75	0.18	0.40	0.58	(0.20)	—	(0.02)	(0.22)	10.11	6.11	4,340	1.14		2.07		15
01/31/22	10.11	0.25	1.47	1.72	(0.22)	—	—	(0.22)	11.61	16.98	4,567	1.11		2.15		20

SA Putnam International Growth and Income Portfolio — Class 3
01/31/18	9.38	0.20	2.37	2.57	(0.14)	—	—	(0.14)	11.81	27.46	145,565	1.20	(1)	1.90	(1)	14
01/31/19	0.38	(0.22)	(2.27)	(2.03)	(0.30)	—	—	(0.30)	9.48	(17.22)	109,696	1.24	(1)	2.30	(1)	21
01/31/20	9.48	0.25	0.67	0.92	(0.23)	—	(0.44)	(0.67)	9.73	9.60	103,878	1.25	(1)	2.53	(1)	17
01/31/21	9.73	0.17	0.39	0.56	(0.19)	—	(0.02)	(0.21)	10.08	5.92	104,545	1.24		1.95		15
01/31/22	10.08	0.23	1.48	1.71	(0.21)	—	—	(0.21)	11.58	16.93	113,344	1.21		2.03		20

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18	01/19	01/20
SA Putnam International Growth and Income Class 1	0.00%	0.00%	0.00%
SA Putnam International Growth and Income Class 2	0.00	0.00	0.00
SA Putnam International Growth and Income Class 3	0.00	0.00	0.00

(2)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18(1)	01/19(1)	01/20(1)	01/21	01/22
SA Putnam International Growth and Income Class 1	0.05%	0.05%	0.05%	0.05%	0.05%
SA Putnam International Growth and Income Class 2	0.05	0.05	0.05	0.05	0.05
SA Putnam International Growth and Income Class 3	0.05	0.05	0.05	0.05	0.05

See Notes to Financial Statements

670

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover

SA Schroders VCP Global Allocation Portfolio — Class 1
01/31/18	$10.91	$0.15	$1.57	$1.72	$—	$—	$(0.13)	$(0.13)	$12.50	15.82%		$118	0.90%		1.31%		108%
01/31/19	12.50	0.23	(1.06)	(0.83)	(0.32)	—	(0.90)	(1.22)	10.45	(6.75	)(2)	183	0.90		2.07		85
01/31/20	10.45	0.22	1.17	1.39	(0.18)	—	(0.25)	(0.43)	11.41	13.28		175	0.90		1.96		104
01/31/21	11.41	0.08	(0.14)	(0.06)	(0.02)	—	(0.17)	(0.19)	11.16	(0.49)		196	0.90		0.76		143
01/31/22	11.16	0.10	0.87	0.97	(0.08)	—	—	(0.08)	12.05	8.64		276	0.90		0.83		73

SA Schroders VCP Global Allocation Portfolio — Class 3
01/31/18	10.90	0.12	1.56	1.68	—	—	(0.13)	(0.13)	12.45	15.46		625,739	1.15		1.08		108
01/31/19	12.45	0.20	(1.05)	(0.85)	(0.24)	—	(0.90)	(1.14)	10.46	(6.91	)(2)	578,418	1.15		1.75		85
01/31/20	10.46	0.19	1.18	1.37	(0.16)	—	(0.25)	(0.41)	11.42	13.00		635,330	1.15		1.71		104
01/31/21	11.42	0.06	(0.16)	(0.10)	(0.01)	—	(0.17)	(0.18)	11.14	(0.79)		603,482	1.15		0.52		143
01/31/22	11.14	0.07	0.87	0.94	(0.05)	—	—	(0.05)	12.03	8.39		582,011	1.15		0.59		73

SA Small Cap Index Portfolio — Class 1
02/06/17#- 01/31/18	10.00	0.08	1.71	1.79	(0.07)	—	(0.07)	(0.14)	11.65	17.94		169,759	0.45	†	0.76	†	14
01/31/19	11.65	0.07	(0.60)	(0.53)	(0.08)	—	(0.41)	(0.49)	10.63	(4.19)		225,538	0.45		0.65		21
01/31/20	10.63	0.08	0.83	0.91	—	—	—	—	11.54	8.56		219,182	0.45		0.75		25
01/31/21	11.54	0.07	3.21	3.28	(0.09)	—	(0.44)	(0.53)	14.29	29.37		293,574	0.45		0.62		19
01/31/22	14.29	0.08	(0.25)	(0.17)	(0.07)	—	(0.45)	(0.52)	13.60	(1.75)		257,507	0.45		0.50		22

SA Small Cap Index Portfolio — Class 3
02/06/17#- 01/31/18	10.00	0.04	1.72	1.76	(0.05)	—	(0.07)	(0.12)	11.64	17.61		335	0.70	†	0.40	†	14
01/31/19	11.64	0.05	(0.61)	(0.56)	(0.05)	—	(0.41)	(0.46)	10.62	(4.44)		2,705	0.70		0.41		21
01/31/20	10.62	0.05	0.83	0.88	—	—	—	—	11.50	8.29		9,217	0.70		0.49		25
01/31/21	11.50	0.04	3.21	3.25	(0.08)	—	(0.44)	(0.52)	14.23	29.20		21,153	0.70		0.34		19
01/31/22	14.23	0.04	(0.25)	(0.21)	(0.06)	—	(0.45)	(0.51)	13.51	(2.04)		43,654	0.70		0.26		22

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18		01/19	01/20	01/21	01/22
SA Schroders VCP Global Index Allocation Class 1	0.00%		0.01%	(0.01)%	0.05%	(0.01)%
SA Schroders VCP Global Index Allocation Class 3	0.00		0.00	(0.01)	0.05	(0.01)
SA Small Cap Index Class 1	0.11	†	0.01	0.04	(0.01)	(0.02)
SA Small Cap Index Class 3	0.25	†	0.00	0.06	(0.01)	(0.01)
(2)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

671

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 1
10/06/17#- 01/31/18	$10.00	$0.02	$0.73	$0.75	$(0.03)	$—	$—	$(0.03)	$10.72	7.56%		$111	0.81	%†(1)	0.69	%†(1)	13%
01/31/19	10.72	0.16	(0.48)	(0.32)	(0.12)	—	(0.04)	(0.16)	10.24	(2.93	)(3)	185	0.81	(1)	1.60	(1)	38
01/31/20	10.24	0.14	1.55	1.69	(0.12)	—	(0.08)	(0.20)	11.73	16.49		318	0.81	(1)	1.32	(1)	41
01/31/21	11.73	0.10	1.81	1.91	(0.10)	—	(0.08)	(0.18)	13.46	16.24		364	0.81	(1)	0.87	(1)	41
01/31/22	13.46	0.10	1.44	1.54	—	—	(0.20)	(0.20)	14.80	11.40		350	0.81	(1)	0.65	(1)	39

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.01	0.74	0.75	(0.03)	—	—	(0.03)	10.72	7.51		20,758	1.06	†(1)	0.44	†(1)	13
01/31/19	10.72	0.12	(0.47)	(0.35)	(0.07)	—	(0.04)	(0.11)	10.26	(3.20	)(3)	119,468	1.06	(1)	1.28	(1)	38
01/31/20	10.26	0.12	1.55	1.67	(0.10)	—	(0.08)	(0.18)	11.75	16.24		242,874	1.06	(1)	1.06	(1)	41
01/31/21	11.75	0.07	1.80	1.87	(0.07)	—	(0.08)	(0.15)	13.47	15.91		402,775	1.06	(1)	0.60	(1)	41
01/31/22	13.47	0.05	1.46	1.51	—	—	(0.20)	(0.20)	14.78	11.17		628,755	1.06	(1)	0.36	(1)	39

SA T. Rowe Price VCP Balanced Portfolio — Class 1
01/31/18	10.92	0.15	2.25	2.40	(0.01)	—	(0.04)	(0.05)	13.27	22.00		125	0.88	(1)(2)	1.24	(1)(2)	50
01/31/19	13.27	0.22	(0.95)	(0.73)	(0.34)	(0.03)	(0.85)	(1.22)	11.32	(5.37)		184	0.82		1.79		56
01/31/20	11.32	0.21	1.49	1.70	(0.20)	—	(0.39)	(0.59)	12.43	15.03		89	0.81		1.70		54
01/31/21	12.43	0.14	0.96	1.10	(0.02)	—	(0.29)	(0.31)	13.22	8.92		96	0.80		1.11		66
01/31/22	13.22	0.10	1.04	1.14	(0.16)	—	(0.69)	(0.85)	13.51	8.31		290	0.80		0.78		55

SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/31/18	10.91	0.11	2.25	2.36	(0.00)	—	(0.04)	(0.04)	13.23	21.69		1,268,730	1.12	(1)(2)	0.96	(1)(2)	50
01/31/19	13.23	0.19	(0.93)	(0.74)	(0.27)	(0.03)	(0.85)	(1.15)	11.34	(5.55)		1,382,587	1.07		1.54		56
01/31/20	11.34	0.17	1.49	1.66	(0.17)	—	(0.39)	(0.56)	12.44	14.68		1,619,324	1.06		1.41		54
01/31/21	12.44	0.11	0.95	1.06	(0.01)	—	(0.29)	(0.30)	13.20	8.64		1,664,250	1.05		0.87		66
01/31/22	13.20	0.09	1.01	1.10	(0.13)	—	(0.69)	(0.82)	13.48	8.00		1,712,989	1.05		0.64		55

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18		01/19	01/20	01/21	01/22
SA T. Rowe Price Asset Allocation Growth Class 1	2.32	%†	0.49%	0.14%	(0.02)%	(0.04)%
SA T. Rowe Price Asset Allocation Growth Class 3	2.36	†	0.46	0.14	(0.03)	(0.04)
SA T. Rowe Price VCP Balanced Class 1	(0.05	)(2)	—	—	—	—
SA T. Rowe Price VCP Balanced Class 3	(0.04	)(2)	—	—	—	—

(2)	Excludes expense reductions. If the expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

Portfolio	01/18
SA T. Rowe Price VCP Balanced Class 1	0.00%
SA T. Rowe Price VCP Balanced Class 3	0.00

(3)	The Portfolio’s performance figure was increased by less than 0.01% from reimbursement of losses on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

672

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets(1)	Ratio of net investment income to average net assets(1)	Portfolio turnover

SA VCP Dynamic Allocation Portfolio — Class 1
01/31/18	$12.44	$0.27	$2.63	$2.90	$(0.16)	$—	$(0.29)	$(0.45)	$14.89	23.63%	$162	0.21%	1.97%	18%
01/31/19	14.89	0.40	(1.26)	(0.86)	(0.58)	—	(1.58)	(2.16)	11.87	(5.68)	196	0.22	2.95	18
01/31/20	11.87	0.18	1.57	1.75	—	—	(0.50)	(0.50)	13.12	14.92	220	0.22	1.41	12
01/31/21	13.12	0.20	1.41	1.61	(0.20)	—	(0.75)	(0.95)	13.78	12.53	284	0.22	1.53	17
01/31/22	13.78	0.27	0.50	0.77	(0.27)	—	(0.86)	(1.13)	13.42	5.19	492	0.21	1.94	14

SA VCP Dynamic Allocation Portfolio — Class 3
01/31/18	12.43	0.16	2.70	2.86	(0.15)	—	(0.29)	(0.44)	14.85	23.30	13,064,674	0.46	1.17	18
01/31/19	14.85	0.21	(1.09)	(0.88)	(0.49)	—	(1.58)	(2.07)	11.90	(5.87)	11,353,807	0.47	1.56	18
01/31/20	11.90	0.13	1.58	1.71	—	—	(0.50)	(0.50)	13.11	14.55	11,697,671	0.47	1.05	12
01/31/21	13.11	0.15	1.42	1.57	(0.16)	—	(0.75)	(0.91)	13.77	12.26	11,751,233	0.47	1.11	17
01/31/22	13.77	0.10	0.63	0.73	(0.23)	—	(0.86)	(1.09)	13.41	4.93	10,989,643	0.46	0.72	14

SA VCP Dynamic Strategy Portfolio — Class 1
01/31/18	12.53	0.28	2.43	2.71	(0.16)	—	(0.28)	(0.44)	14.80	21.90	160	0.22	2.04	20
01/31/19	14.80	0.27	(1.16)	(0.89)	(0.61)	—	(1.27)	(1.88)	12.03	(5.98)	196	0.23	2.00	18
01/31/20	12.03	0.17	1.46	1.63	—	—	(0.43)	(0.43)	13.23	13.65	219	0.23	1.35	13
01/31/21	13.23	0.13	1.21	1.34	(0.20)	—	(0.58)	(0.78)	13.79	10.32	200	0.23	0.95	17
01/31/22	13.79	0.27	0.66	0.93 (2)	(0.23)	—	(0.55)	(0.78)	13.94	6.49	778	0.22	1.94	33	(3)

SA VCP Dynamic Strategy Portfolio — Class 3
01/31/18	12.51	0.16	2.52	2.68	(0.15)	—	(0.28)	(0.43)	14.76	21.67	6,971,863	0.47	1.15	20
01/31/19	14.76	0.20	(1.11)	(0.91)	(0.51)	—	(1.27)	(1.78)	12.07	(6.11)	5,999,288	0.48	1.48	18
01/31/20	12.07	0.12	1.47	1.59	—	—	(0.43)	(0.43)	13.23	13.27	6,121,428	0.48	0.96	13
01/31/21	13.23	0.14	1.16	1.30	(0.16)	—	(0.58)	(0.74)	13.79	10.03	6,048,220	0.48	1.07	17
01/31/22	13.79	0.11	0.78	0.89 (2)	(0.20)	—	(0.55)	(0.75)	13.93	6.20	7,115,875	0.47	0.74	33	(3)

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18	01/19	01/20	01/21	01/22
SA VCP Dynamic Allocation Class 1	0.01%	0.01%	0.01%	0.01%	0.01%
SA VCP Dynamic Allocation Class 3	0.01	0.01	0.01	0.01	0.01
SA VCP Dynamic Strategy Class 1	0.01	0.01	0.00	0.00	0.00
SA VCP Dynamic Strategy Class 3	0.01	0.01	0.00	0.00	0.00

(2)	Includes the effect of a merger.
(3)	Excludes purchases/sales due to merger.

See Notes to Financial Statements

673

SUNAMERICA SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Return of capital	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000’s)	Ratio of expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover

SA VCP Index Allocation Portfolio — Class 1
10/06/17#- 01/31/18	$10.00	$0.03	$0.91	$0.94	$(0.04)	$—	$(0.01)	$(0.05)	$10.89	9.46%	$109	0.28	%†(1)	0.79	%†(1)	2%
01/31/19	10.89	0.23	(0.92)	(0.69)	(0.31)	—	(0.02)	(0.33)	9.87	(6.12)	103	0.28	(1)	2.21	(1)	20
01/31/20	9.87	0.02	1.49	1.51	(0.03)	—	(0.07)	(0.10)	11.28	15.25	118	0.28	(1)	0.17	(1)	13
01/31/21	11.28	0.16	0.75	0.91	(0.15)	—	(0.18)	(0.33)	11.86	8.15	212	0.27	(1)	1.46	(1)	27
01/31/22	11.86	0.19	1.00	1.19	(0.15)	—	(0.93)	(1.08)	11.97	9.69	358	0.24		1.51		19

SA VCP Index Allocation Portfolio — Class 3
10/06/17#- 01/31/18	10.00	0.02	0.91	0.93	(0.03)	—	(0.01)	(0.04)	10.89	9.40	24,048	0.53	†(1)	0.78	†(1)	2
01/31/19	10.89	0.37	(1.08)	(0.71)	(0.26)	—	(0.02)	(0.28)	9.90	(6.32)	226,269	0.53	(1)	3.90	(1)	20
01/31/20	9.90	(0.01)	1.50	1.49	(0.01)	—	(0.07)	(0.08)	11.31	14.97	386,386	0.53	(1)	(0.08	)(1)	13
01/31/21	11.31	0.11	0.76	0.87	(0.13)	—	(0.18)	(0.31)	11.87	7.73	439,902	0.52	(1)	0.95	(1)	27
01/31/22	11.87	0.08	1.09	1.17	(0.12)	—	(0.93)	(1.05)	11.99	9.47	523,701	0.49		0.60		19

*	Calculated based upon average shares outstanding.
**	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements and expense reductions.
†	Annualized
#	Commencement of operations.
(1)	Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

Portfolio	01/18†	01/19	01/20	01/21
SA VCP Index Allocation Class 1	2.25%	0.10%	(0.02)%	(0.01)%
SA VCP Index Allocation Class 3	1.81	0.03	(0.02)	(0.01)

See Notes to Financial Statements

674

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of SunAmerica Series Trust and Shareholders of each of the fifty-three portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios indicated in the table below (fifty three of the portfolios constituting SunAmerica Series Trust, hereafter collectively referred to as the “Portfolios”) as of January 31, 2022, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of January 31, 2022, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

SunAmerica Series Trust

SA AB Growth Portfolio (1)

SA AB Small & Mid Cap Value Portfolio (1)

SA BlackRock Multi-Factor 70/30 Portfolio (3)

SA BlackRock VCP Global Multi Asset Portfolio (1)

SA DFA Ultra Short Bond Portfolio (1)

SA Emerging Markets Equity Index Portfolio (2)

SA Federated Hermes Corporate Bond Portfolio (1)

SA Fidelity Institutional AM® International Growth Portfolio (2)

SA Fidelity Institutional AM® Real Estate Portfolio (1)

SA Fixed Income Index Portfolio (2)

SA Fixed Income Intermediate Index Portfolio (2)

SA Franklin BW U.S. Large Cap Value Portfolio (1)

SA Franklin Small Company Value Portfolio (1)

SA Franklin Systematic U.S. Large Cap Value Portfolio (1)

SA Franklin Tactical Opportunities Portfolio (2)

SA Franklin U.S. Equity Smart Beta Portfolio (2)

SA Global Index Allocation 60/40 Portfolio (2)

SA Global Index Allocation 75/25 Portfolio (2)

SA Global Index Allocation 90/10 Portfolio (2)

SA Goldman Sachs Global Bond Portfolio (1)

SA Goldman Sachs Multi-Asset Insights Portfolio (2)

SA Index Allocation 60/40 Portfolio (2)

SA Index Allocation 80/20 Portfolio (2)

SA Index Allocation 90/10 Portfolio (2)

SA International Index Portfolio (2)

SA Invesco Growth Opportunities Portfolio (1)

SA Invesco Main Street Large Cap Portfolio (1)

SA Janus Focused Growth Portfolio (1)

SA JPMorgan Diversified Balanced Portfolio (1)

SA JPMorgan Emerging Markets Portfolio (1)

SA JPMorgan Equity-Income Portfolio (1)

SA JPMorgan Global Equities Portfolio (1)

SA JPMorgan MFS Core Bond Portfolio (1)

SA JPMorgan Mid-Cap Growth Portfolio (1)

SA Large Cap Growth Index Portfolio (2)

SA Large Cap Index Portfolio (2)

675

SUNAMERICA SERIES TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued)

SA Large Cap Value Index Portfolio (2)

SA MFS Blue Chip Growth Portfolio (1)

SA MFS Massachusetts Investors Trust Portfolio (1)

SA MFS Total Return Portfolio (1)

SA Mid Cap Index Portfolio (2)

SA Morgan Stanley International Equities Portfolio (1)

SA PIMCO RAE International Value Portfolio (1)

SA PIMCO VCP Tactical Balanced Portfolio (1)

SA PineBridge High-Yield Bond Portfolio (1)

SA Putnam International Growth and Income Portfolio (1)

SA Schroders VCP Global Allocation Portfolio (1)

SA Small Cap Index Portfolio (2)

SA T. Rowe Price Asset Allocation Growth Portfolio (2)

SA T. Rowe Price VCP Balanced Portfolio (1)

SA VCP Dynamic Allocation Portfolio (1)

SA VCP Dynamic Strategy Portfolio (1)

SA VCP Index Allocation Portfolio (2)

(1)	The statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended January 31, 2022 and the financial highlights for each of the five years in the period ended January 31, 2022
(2)	The statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended January 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein
(3)	The statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year ended January 31, 2022 and for the period October 13, 2020 (commencement of operations) through January 31, 2021, including the related notes.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2022 by correspondence with the custodian, transfer agents, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

March 31, 2022

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust and Seasons Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

676

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2022 (unaudited)

At a meeting held on October 5, 2021, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), approved with respect to each Portfolio the continuation of the Investment Management and Advisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica” or the “Adviser”) and the Trust (the “Advisory Agreement”) and the continuation of each Subadvisory Agreement between SunAmerica and each of the following subadvisers (the “Subadvisory Agreements”): AllianceBernstein, L.P. (“AB”), BlackRock Investment Management, LLC (“BlackRock”), Brandywine Global Investment Management, LLC (“Brandywine”); Columbia Management Investment Advisers, LLC (“Columbia”), Dimensional Fund Advisors LP (“DFA”), Federated Investment Management Company (“Federated”), FIAM LLC (“FIAM”), Franklin Advisers, Inc. (“Franklin Advisers”), Franklin Mutual Advisers, LLC (“FMA”), Goldman Sachs Asset Management, L.P. (“GSAM”), Goldman Sachs Asset Management International (“GSAMI”), Invesco Advisers, Inc. (“Invesco”), J.P. Morgan Investment Management Inc. (“JPMorgan”), Janus Capital Management, LLC (“Janus”), Massachusetts Financial Services Company (“MFS”), Morgan Stanley Investment Management Inc. (“MSIM”), Pacific Investment Management Company, LLC (“PIMCO”), PineBridge Investments, LLC (“PineBridge”), Putnam Investment Management, LLC (“Putnam”), Schroder Investment Management North America Inc. (“SIMNA”), T. Rowe Price Associates, Inc. (“T. Rowe Price”), and Wells Capital Management Incorporated (“WellsCap”) (collectively referred to as the “Subadvisers” and each a “Subadviser”). The Advisory Agreement and Subadvisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors used in its consideration whether to renew or approve the Advisory Contracts. Those factors included:

(1)	the requirements of the Trust in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory, administrative, operational and compliance services provided by SunAmerica, including a review of the investment performance of the Portfolios and oversight of the Subadvisers;

(3)	the size and structure of the investment advisory fee and any other material payments to the Adviser and Subadvisers and, in connection therewith, a review of the costs of services provided and the profits realized by the Adviser and its affiliates from the relationship with the Trust;

(4)	the expenses paid by each of the Portfolios, including their total operating expenses and any applicable expense limitation;

(5)	the extent to which the Adviser realizes economies of scale and shares them with the Trust;

(6)	the organizational capability, resources, personnel and financial condition of the Adviser and Subadvisers and their affiliates; and

(7)	the fees paid by the Adviser to the Subadvisers for managing the Portfolios of the Trust.

In addition, the Board considered (a) the historical relationship between the Trust and SunAmerica; (b) the possibility that services of the type required by the Trust might be better obtained from other organizations; (c) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; and (d) the reasonableness of the amount of the fee retained by the Adviser in light of the services provided by the Adviser and the Subadvisers.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which their independent counsel provided guidance to the Independent Trustees.

The Board received information regarding the Trust’s advisory and subadvisory fees compared to advisory and subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (respectively, the “Expense Group/Universe” and the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the expenses and performance of SunAmerica and the Subadvisers with respect to accounts and mutual funds managed by each that have comparable investment objectives and strategies to each of the Portfolios that they manage.

Nature, Extent and Quality of Services.

The Board, including the Independent Trustees, considered the nature, quality and extent of services provided by SunAmerica and each of the Subadvisers. In making its evaluation, the Board considered that SunAmerica acts as adviser for each Portfolio, manages the investment of portions of certain Portfolios’ assets, manages the daily business affairs of the Trust, obtains and evaluates economic, statistical and financial information to formulate and implement investment policies, and provides oversight with respect to the daily

677

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2022 (unaudited) — (continued)

management of certain Portfolios’ assets, or a portion thereof, allocated to the Subadvisers, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring Portfolio performance, selecting and replacing Subadvisers, determining asset allocations among Portfolios with multiple Subadvisers and ensuring that the Subadvisers’ styles adhere to the prospectus and statement of additional information as well as other administrative, compliance and legal services.

The Board noted that SunAmerica is responsible for overseeing the performance of services by the Trust’s custodian, transfer agent and dividend disbursing agent. The Board also noted that SunAmerica is responsible for the financial, legal and accounting records required to be maintained by each Portfolio and for the administration of the Trust’s business affairs, including providing such office space, bookkeeping, accounting, clerical, secretarial and administrative services (exclusive of, and in addition to, any such service provided by any others retained by the Trust or any Portfolio) and such executive and other personnel as may be necessary for the operations of each Portfolio. The Board considered that SunAmerica monitors and reviews the activities of third-party service providers that may provide additional administrative services.

In addition, the Board considered the key personnel of SunAmerica who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios. The Board also considered the compensation program for SunAmerica’s investment professionals.

With respect to the Subadvisers, the Board noted that the Subadvisers are responsible for providing investment management services on a day-to-day basis. In such role, each Subadviser (i) determines the securities to be purchased or sold and executes such documents on behalf of the Portfolios they manage as may be necessary in connection therewith; (ii) provides SunAmerica with records concerning their activities; and (iii) renders regular reports to SunAmerica and to officers and Trustees of the Trust concerning their discharge of the foregoing responsibilities. The Board reviewed each Subadviser’s history, structure and size, and investment experience. The Board considered each Subadviser’s personnel who are involved in the investment management, administration, compliance and risk management activities with respect to the Portfolios, as well as current and projected staffing levels and compensation practices. The Board was informed that in management’s judgment, each of the Subadvisers has the size, viability and resources to attract and retain highly qualified investment professionals.

The Board reviewed the qualifications, background and responsibilities of SunAmerica’s staff and each of the Subadviser’s staff who is responsible for providing investment management services to the Portfolios and other key personnel of SunAmerica in addition to current and projected staffing levels and compensation practices.

The Board considered SunAmerica’s reputation and long-standing relationship with the Portfolios and considered the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of types of mutual funds and shareholder services. The Board also considered the Trust’s relationship with affiliated life insurance companies that offer the Portfolios through variable annuity and variable life insurance products. The Board considered SunAmerica’s experience in providing management and investment advisory and administrative services to advisory clients. The Board also considered SunAmerica’s code of ethics and its risk management process, and that SunAmerica has developed internal procedures, adopted by the Board, for monitoring compliance with the investment objectives, policies and restrictions of the Portfolios as set forth in the Portfolios’ registration statement.

The Board also reviewed and considered SunAmerica’s and each Subadviser’s compliance and regulatory history, including information about whether any were involved in any litigation, regulatory actions or investigations that could impair their ability to serve as an adviser or subadviser to the Portfolios. The Board considered SunAmerica’s and the Subadvisers’ risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on SunAmerica’s or the Subadvisers’ ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services provided by or to be provided by SunAmerica and each Subadviser and that there was a reasonable basis on which to conclude that they would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance.

The Board, including the Independent Trustees, received and reviewed information regarding the Portfolios’ fees (actual or contractual management fees, subadvisory fees, non-management fees, and 12b-1 fees, if applicable), and expense ratios compared against such fees and expense ratios of the Expense Group/Universe for each Portfolio. Such fees and expense ratios were compared both before and after expense waivers, caps and reimbursements, if any. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolios, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons,

678

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2022 (unaudited) — (continued)

including market pricing demands, existing relationships, experience and success, and individual client needs. The Board further considered the amount of subadvisory fees paid by SunAmerica and the amount of the management fees which it retained and determined that these amounts were reasonable in light of the services performed by SunAmerica and the Subadvisers, respectively.

To assist in analyzing the reasonableness of the advisory and subadvisory fees, the Board received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”) as well as information provided by management. The Board also considered advisory fees received by the Adviser and the Subadvisers with respect to other mutual funds and accounts with similar investment strategies to the Portfolios each advises. Based on the information from Broadridge, the Board reviewed detailed information about peer groups of comparable mutual funds based on various factors such as the type of fund (those underlying variable insurance products), comparable investment objectives and strategies, among other factors. Referred to herein are Expense Groups and Performance Groups/Universes that represent those peer groups of funds used to compare expenses and performance, respectively.

The Trustees noted that expense information as a whole was useful in assessing whether SunAmerica and the Subadvisers were providing services at a cost that was competitive with other similar funds. The performance information included annualized returns for the period since inception and the one-, three-, five- and ten-year periods, as applicable, ended June 30, 2021 from Broadridge and performance information as of June 30, 2021 from management. On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to each Portfolio’s overall performance, performance relative to each Portfolio’s relevant benchmark and Morningstar and/or Broadridge peer groups, as applicable, and each Subadviser’s performance within a Portfolio. The Board considered that management makes particular note of Portfolios that may require closer monitoring or potential corrective action by the Board.

As part of its review of the Portfolios’ fees and expenses and performance, the Board considered information, including but not limited to the following expense and performance information, provided by Broadridge and management in making its determinations. It was noted that actual advisory and subadvisory fees and total expenses were calculated as of each Portfolio’s most recent fiscal year end, which may vary among the Portfolio’s Expense Group/Universe. The Board considered management’s discussion of the Trust’s multi-manager subadvisory management structure and its explanation that the structure results in increased advisory fees and expenses to these Portfolios but noted the potential benefits to this type of multi-manager strategy where the Portfolios have access to the expertise of multiple subadvisers and the varied investment techniques employed by each subadviser in connection with a Portfolio’s investment objectives/strategies.

•	SA AB Growth Portfolio (subadvised by AB). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the three-, five- and ten-year periods and performed slightly below that index for the one-year period. The Board further considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods.

•

SA AB Small & Mid Cap Value Portfolio (subadvised by AB).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 5 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-, five- and ten-year periods. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and five-year periods and slightly below that median for the ten-year period.

•

SA BlackRock Multi-Factor 70/30 Portfolio (subadvised by BlackRock).    The Board noted that actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.51% and 0.76% on Class 1 and Class 3 shares, respectively. The Board also considered that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 25 basis points at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the period since inception. The Board further considered that the Portfolio performed at the median of its Performance Group for the same period. The Board took account of management’s discussion of the Portfolio’s performance and noted the relatively short operating history of the Portfolio.

•

SA BlackRock VCP Global Multi Asset Portfolio (subadvised by BlackRock).    The Board noted that actual management fees and total expenses were at the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered that SunAmerica is currently waiving 0.01% of its investment advisory fee pursuant to a contractual fee waiver agreement.

679

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2022 (unaudited) — (continued)

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since the Portfolio’s inception. The Board further considered that the Portfolio performed below the medians of its Performance Universe for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Columbia Technology Portfolio (subadvised by Columbia).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that the Adviser had voluntarily agreed to waive 0.10% of the Portfolio’s advisory fees.

The Board noted that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed above the medians of its Performance Group for the same periods.

•	SA DFA Ultra Short Bond Portfolio (subadvised by DFA). The Board noted that both actual management fees and total expenses were at the medians of its Expense Group.

The Board considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board noted that in May 2016 the Portfolio was converted to an ultra short bond fund and DFA became the new subadviser. The Board took account of management’s discussion of the Portfolio’s performance and determined that performance prior to May 2016 does not reflect the Portfolio’s current strategy.

•

SA Emerging Markets Equity Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were at the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.58% and 0.83% on Class 1 and Class 3 shares, respectively. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Federated Hermes Corporate Bond Portfolio (subadvised by Federated).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- five- and ten-year periods. The Board also noted that the Portfolio performed at or above the medians of its Performance Group for the same periods.

•

SA Fidelity Institutional AM® International Growth Portfolio (subadvised by FIAM).     The Board noted that actual management fees and total expenses were slightly above medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that there is an expense limitation of 0.88% and 1.13% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index but above the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Fidelity Institutional AM® Real Estate Portfolio (subadvised by FIAM).    The Board noted that actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index for the three-, five- and ten-year periods and below that index for the one-year period. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the three- and five-year periods and below the medians for the one- and ten-year period. The Board took account of management’s discussion of the Portfolio’s performance and noted that FIAM had taken over as subadviser in 2013.

•

SA Fixed Income Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and 0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index for the one-year period and the period since inception and above that index for the three-year period. The Board also considered that the Portfolio performed above the

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medians of its Performance Group for the same periods. The Board took account of management’s discussions of the Portfolio’s performance.

•

SA Fixed Income Intermediate Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.34% and 0.59% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception. The Board further considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Franklin BW Large Cap Value Portfolio (subadvised by Brandywine).    The Board noted that both actual management fees and total expenses were at the medians of its Expense Group. The Board noted that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.67% of average daily net assets.

The Board considered that the Portfolio had performed below its benchmark index for the one-year period but above that index for the three-, five- and ten-year periods. The Board also noted that the Portfolio had performed below the median of its Performance Group for the one-year period and at or above the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Franklin Small Company Value Portfolio (subadvised by FMA).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.05% at each applicable breakpoint.

The Board considered that the Portfolio performed above its benchmark index for the three-, five- and ten-year periods but below that index for the one-year period. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one- and five-year periods and at or above the medians for the three- and ten-year periods.

•

SA Franklin Systematic U.S. Large Cap Value Portfolio (subadvised by Franklin Advisers).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index for the one-year period and performed above that index for the three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group for the one-year period and above the medians for the three-, five- and ten-year periods. The Board noted that Franklin Advisers became the new subadviser to the Portfolio, along with changes to the Portfolio’s name, investment goal and principal investment strategies, effective July 2, 2021.

•

SA Franklin Tactical Opportunities Portfolio (subadvised by Franklin Advisers).    The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio had performed above its benchmark index for the one-year period and below that index for the three-year period and the period since inception. The Board also considered that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for the three-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Franklin U.S. Equity Smart Beta Portfolio (subadvised by Franklin Advisers).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.70% and 0.95% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index and the medians of its Performance Group for the one-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the relatively short operating history of the Portfolio.

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•

SA Global Index Allocation 60/40 Portfolio (advised by SunAmerica).    The Board noted that actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception. The Board also considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark and medians.

•

SA Global Index Allocation 75/25 Portfolio (advised by SunAmerica).    The Board noted that actual management fees were below and total expenses were at the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-year period and the period since inception. The Board further considered that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark and medians.

•

SA Global Index Allocation 90/10 Portfolio (advised by SunAmerica).    The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index for the one-year period and above that index for the three-year period and the period since inception. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-year and three-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Goldman Sachs Global Bond Portfolio (subadvised by GSAMI).    The Board noted that actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s expenses.

The Board noted that the Portfolio performed above its benchmark index for the three-year period and below that index for the one-, five- and ten-year periods. The Board also noted that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and ten-year periods and slightly below the median for the five-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Goldman Sachs Multi-Asset Insights Portfolio (subadvised by GSAM).    The Board noted that actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board noted that the Portfolio performed below its benchmark index and the medians of its Performance Universe for the one- and three-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Index Allocation 60/40 Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index and the medians of its Performance Group for the one- and three-year periods and the period since inception.

•

SA Index Allocation 80/20 Portfolio (advised by SunAmerica).    The Board noted that both actual management fees were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index and the medians of its Performance Group for the one- and three-year periods and the period since inception.

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•

SA Index Allocation 90/10 Portfolio (advised by SunAmerica).    The Board noted that both actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.18% and 0.43% on Class 1 and Class 3 shares, respectively.

The Board noted that the Portfolio outperformed its benchmark index for the one- and three-year periods and the period since inception. The Board also noted that the Portfolio performed below the median of its Performance Group for the one-year period and at or above the medians for the three-year period and the period since inception.

•

SA International Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.52% and 0.77% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception. The Board also considered that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for the three-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA Invesco Growth Opportunities Portfolio (subadvised by Invesco). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA Invesco Main Street Large Cap Portfolio (subadvised by Invesco).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.05% at each applicable breakpoint.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and ten-year periods but performed below that index for the five-year period. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Janus Focused Growth Portfolio (subadvised by Janus).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.75% of average daily net assets.

The Board considered that the Portfolio performed above its benchmark index for the one-, three- and five-year periods but below that index for the ten-year period. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods but below the median for the ten-year period. The Board took account of management’s discussion of the Portfolio’s performance and noted that Janus took over as subadviser in 2016.

•	SA JPMorgan Diversified Balanced Portfolio (subadvised by JPMorgan). The Board considered that both actual management fees and total expenses were above the medians of its Expense Group.

The Board noted that the Portfolio performed above its benchmark index for the one- and ten-year periods but below that index for the three- and five-year periods. The Board also noted that the Portfolio performed above the median of its Performance Group for the one-year period and below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA JPMorgan Emerging Markets Portfolio (subadvised by JPMorgan).    The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 1.00% of average daily net assets.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three- and five-year periods but performed below that index for the ten-year period. The Board further considered that the Portfolio performed at or above the medians of its Performance Group for the one-, three- and five-year periods and below the median for the ten-year period. The Board took account of management’s discussion of the Portfolio’s performance.

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•	SA JPMorgan Equity-Income Portfolio (subadvised by JPMorgan). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-year period and above the medians for the three-, five- and ten-year periods.

•

SA JPMorgan Global Equities Portfolio (subadvised by JPMorgan).    The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion regarding the Portfolio’s fees.

The Board considered that the Portfolio performed above the median of its Performance Universe for the one-year period but below the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA JPMorgan MFS Core Bond Portfolio (subadvised by JPMorgan and MFS).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered that SunAmerica has contractually agreed to waive part of its investment advisory fee so that the advisory fee payable by the Portfolio to SunAmerica equals 0.50% of average daily net assets.

The Board considered that the Portfolio had performed above its benchmark index for the one-, three-, five-and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the one-, three- and five-year periods but slightly below the median for the ten-year period. The Board took account of management’s discussion of the Portfolio’s performance and noted that JPMorgan and MFS took over management of the Portfolio in 2015.

•

SA JPMorgan Mid-Cap Growth Portfolio (subadvised by JPMorgan).    The Board considered that both actual management fees and total expenses were below the medians of its Expense Group. The Board noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.79% of the Portfolio’s average daily net assets on the first $100 million, 0.75% on the next $400 million and 0.73% over $500 million. The Board further noted that JPMorgan had agreed to a contractual fee waiver whereby the subadvisory fees payable to JPMorgan by SunAmerica are 0.40% of the Portfolio’s average daily net assets on the first $500 million and 0.36% of the Portfolio’s average daily net assets over $500 million.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed below the median of its Performance Group for the one-year period but above the medians for the three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Large Cap Growth Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and 0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board noted that the Portfolio performed above its benchmark index for the one-year period and below that index for the three-year period and the period since inception. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one- and three-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Large Cap Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion. The Board also noted that SunAmerica is currently waiving 0.13% of its investment advisory fee pursuant to a contractual fee waiver agreement.

The Board noted that the Portfolio performed above its benchmark index for the one-, three- and five-year periods and slightly below that index for the ten-year period. The Board also noted that the Portfolio performed slightly below the medians of its Performance Group for the one-, three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark and medians.

•

SA Large Cap Value Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.35% and

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0.60% on Class 1 and Class 3 shares, respectively. The Board also considered that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board noted that the Portfolio performed below its benchmark index for the one-year period and above that index for the three-year period and the period since inception. The Board also noted that the Portfolio performed above the medians of its Performance Group for the one- and three-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA MFS Blue Chip Growth Portfolio (subadvised by MFS). The Board considered that actual management fees and total expenses were below the medians of its Expense Group.

The Board noted that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also noted that the Portfolio performed at the median of its Performance Group for the one-year period and below the medians for three-, five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance, including the fact that MFS had taken over as subadviser in October 2013.

•

SA MFS Massachusetts Investors Trust Portfolio (subadvised by MFS).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses. The Board also noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.04% at each applicable breakpoint.

The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one- and three-year periods and at or above the medians for the five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA MFS Total Return Portfolio (subadvised by MFS).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed above its benchmark index for the one-, three-, five-and ten-year periods. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one- and three-year periods and below the medians for the five- and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA Mid Cap Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.40% and 0.65% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board considered that the Portfolio performed below the medians of its Performance Group for the one- and three-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the medians.

•

SA Morgan Stanley International Equities Portfolio (subadvised by MSIM).    The Board noted that actual management fees were above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that management had contractually agreed to a fee waiver that lowers the advisory fee with respect to the Portfolio by 0.05% at each applicable breakpoint.

The Board considered that the Portfolio performed below its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed below the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance and noted that a new portfolio management team at MSIM had taken over as subadviser in 2014.

•

SA PIMCO RAE International Value Portfolio (subadvised by PIMCO).    The Board noted that both actual management fees were below the medians of its Expense Group. The Board also noted that SunAmerica has agreed to a contractual fee waiver such that the advisory fee payable by the Portfolio is equal to 0.765% of the Portfolio’s average daily net assets on the first $250 million and 0.740% over $250 million.

The Board considered that the Portfolio performed below the medians of its Performance Group for the one-, three- and five-, and ten-year periods. The Board took account of management’s discussion of the Portfolio’s performance, including that PIMCO took

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over management of the Portfolio in January 2021 and therefore performance is not fully reflective of the track record of the new Subadviser.

•

SA PIMCO VCP Tactical Balanced Portfolio (subadvised by PIMCO).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.91% and 1.16% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception. The Board also considered that the Portfolio performed at or above the medians of its Performance Group for the one- and five-year periods and the period since inception and slightly below the median for the three-year period. The Board took account of management’s discussion of the Portfolio’s performance.

•	SA PineBridge High-Yield Bond Portfolio (subadvised by PineBridge). The Board noted that actual management fees were slightly above and total expenses were at the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA Putnam International Growth and Income Portfolio (subadvised by Putnam).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees and expenses and noted that SunAmerica and Putnam each are voluntarily waiving 0.05% of their advisory and subadvisory fees, respectively.

The Board considered that the Portfolio performed above the medians of its Performance Group for the one-, three-, five- and ten-year periods.

•

SA Schroders VCP Global Allocation Portfolio (subadvised by SIMNA).    The Board noted that both actual management fees and total expenses were slightly above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception. The Board further considered that the Portfolio performed below the median of its Performance Group for the one-year period and at the medians for the three- and five- year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance

•

SA Small Cap Index Portfolio (advised by SunAmerica).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.45% and 0.70% on Class 1 and Class 3 shares, respectively. The Board took into consideration management’s discussion of the Portfolio’s fees and expenses and noted that in 2019 management added a breakpoint to the investment advisory fee for the Portfolio, which resulted in a reduction in the advisory fee of 0.05% on average daily net assets over $2 billion.

The Board further noted that the Portfolio performed below its benchmark index for the one-year period and above that index for the three-year period and the period since inception. The Board considered that the Portfolio performed below the median of its Performance Group for the one-year period and at the medians three-year periods and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance and noted the narrower range of underperformance respective to the benchmark and medians.

•

SA T. Rowe Asset Allocation Growth Portfolio (subadvised by T. Rowe Price).    The Board noted that both actual management fees and total expenses were above the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.81% and 1.06% on Class 1 and Class 3 shares, respectively. The Board also considered management’s discussion of the Portfolio’s fees and expenses.

The Board considered that the Portfolio outperformed its benchmark index for the one- and three-year periods and the period since inception. The Board further considered that the Portfolio performed above the medians of its Performance Group for the same periods.

•

SA T. Rowe Price VCP Balanced Portfolio (subadvised by T. Rowe Price).    The Board noted that both actual management fees and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.90% and 1.15% on Class 1 and Class 3 shares, respectively.

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The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception. The Board further considered that the Portfolio performed at the medians of its Performance Group for the same periods. The Board took account of management’s discussion of the Portfolio’s performance.

•

SA VCP Dynamic Allocation Portfolio (advised/subadvised by SunAmerica and AB).    The Board noted that actual management fees were slightly above and total expenses were below the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception and above that index for the five-year period. The Board also noted that the Portfolio performed below the medians of its Performance Group for the one- and three-year periods and above the medians for the five-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.

•

SA VCP Dynamic Strategy Portfolio (advised/subadvised by SunAmerica and AB).    The Board noted that actual management fees were slightly above and total expenses were at the medians of its Expense Group. The Board took account of management’s discussion of the Portfolio’s fees.

The Board considered that the Portfolio performed below its benchmark index for the one-, three- and five-year periods and the period since inception. The Board also considered that the Portfolio performed below the medians of its Performance Group for the one-, three- and five-year periods and above the median for the period since inception. The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.

•

SA VCP Index Allocation Portfolio (advised by SunAmerica).    The Board noted that actual management fees were at and total expenses were below the medians of its Expense Group. The Board further noted that there is an expense limitation of 0.28% and 0.53% on Class 1 and Class 3 shares, respectively.

The Board considered that the Portfolio performed below its benchmark index for the one- and three-year periods and the period since inception. The Board also considered that the Portfolio performed below the median of its Performance Group for the one-year period and above the medians for the three-year period and the period since inception. The Board took account of management’s discussion of the Portfolio’s performance, including the Portfolio’s volatility control formula.

•	SA WellsCap Aggressive Growth Portfolio (subadvised by WellsCap). The Board noted that both actual management fees and total expenses were below the medians of its Expense Group.

The Board considered that the Portfolio outperformed its benchmark index for the one-, three-, five- and ten-year periods. The Board also considered that the Portfolio performed above the medians of its Performance Group for the same periods.

The Trustees noted that expense and performance information as a whole was useful in assessing whether the Subadvisers were providing services at a cost that was competitive with other similar funds.

Cost of Services & Benefits Derived.

With respect to indirect costs and benefits, the Board was informed, based on management’s judgment, that any indirect costs incurred by SunAmerica in connection with rendering investment advisory services to the Trust were inconsequential to the analysis of the adequacy of the advisory fees, and that any collateral benefits derived as a result of providing advisory services to the Trust did not impact the reasonableness of the advisory fee. The Board considered that SunAmerica is paid an administrative services fee of up to 0.04% of the average daily net asset value of the Trust’s Portfolios pursuant to an arrangement between SunAmerica and certain affiliated life insurance companies (the “Life Companies”). The Board considered that the Trust also pays VALIC Retirement Services Company, an affiliate of SunAmerica, a fee for the provision of recordkeeping and shareholder services to contract owners and participants.

In connection with benefits derived from the Trust, the Board considered that the Life Companies may benefit as a result of their direct ownership of the Portfolios’ shares, which amounts may be significant. It was noted that in calculating their corporate income tax liability as insurance companies, the Life Companies, as corporate mutual fund shareholders, may exclude a portion of the ordinary dividends paid by underlying U.S. equities in the Portfolios to the same extent the Portfolios receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Life Companies may also rely on foreign tax credits with respect to certain foreign securities held by applicable Portfolios. The Board considered that the Life Companies receive financial support from SunAmerica and certain Subadvisers for distribution-related activities, including

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January 31, 2022 (unaudited) — (continued)

administrative, marketing and other servicing activities, including payments to help offset costs for marketing activities and training (including training of registered representatives of AIG Capital Services, Inc., an affiliate of SunAmerica) to support sales of the Portfolios, as well as occasional gifts, entertainment or other compensation as incentives. It was noted that such payments may be derived from 12b-1 (service) fees that are deducted directly from the assets of the Portfolios or from investment management fees received by SunAmerica or the Subadvisers. In addition, the Board considered that, because shares of the Portfolios are offered as investment options through variable annuity or life contracts issued by the Life Companies (the “Variable Contracts”), the investment objectives, strategies and performance of the Portfolios may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

The Board concluded that any benefits that SunAmerica and its affiliates could be expected to receive with regard to providing investment advisory and other services to the Portfolios were reasonable.

Profitability and Economies of Scale.

The Board received information related to SunAmerica’s profitability as well as the profitability of certain affiliates with respect to the services they provide to the Trust’s Portfolios. The profitability analysis reflected the relationship between SunAmerica and the affiliated Life Companies. The Board considered that, pursuant to administrative services agreements between SunAmerica and each of the Life Companies, SunAmerica pays a fee to each Life Company at an annual rate of 25 basis points of the average daily net assets of the Portfolios that are held by the corresponding separate accounts of each Life Company, in exchange for certain administrative services provided to the Portfolios. The Board determined that the profitability to SunAmerica in connection with its relationship to the Trust was reasonable. In addition, the Board considered the Investment Management Profitability Analysis prepared by an independent information service, Broadridge, and noted that SunAmerica’s profitability was generally in the range of the profitability of companies contained in the report.

It was noted that the subadvisory fees paid pursuant to the Subadvisory Agreements are paid by SunAmerica out of the advisory fees that it receives under the Advisory Agreement. The Trustees also relied on the ability of SunAmerica to negotiate the Subadvisory Agreements and the fees thereunder at arm’s length. It was noted that SunAmerica reviewed a number of factors in determining appropriate subadvisory fees payable to each Subadviser. Such factors include review of (1) style class peers primarily within the variable annuity universe; (2) key competitor analysis; (3) portfolio analysis; and (4) special considerations such as competitor subaccount characteristics, uniqueness of the product and the manager’s prestige. The Board determined that the profitability to each Subadviser in connection with its relationship with the respective Portfolios is therefore not a material factor in their consideration of the Subadvisory Agreements.

The Board also received and considered information regarding the ability of the Portfolios to achieve economies of scale. It was noted that the advisory fees of nearly all Portfolios contain breakpoints that will reduce the fees paid by a Portfolio as its assets increase. The Board also considered that SunAmerica has voluntarily agreed to waive fees in certain instances, which was noted earlier in the discussion of fees. It was noted that as a result of being part of a complex of mutual funds advised or administered by SunAmerica, the Trust is able to share common resources and may share certain expenses, which could result in a Portfolio experiencing lower expenses than it otherwise would achieve if the Trust were a stand-alone entity. The Board considered that management believed that the Portfolios’ existing fee schedules and the fee schedules for those Portfolios for which management proposed reductions or waivers reflect the economies of scale inherent in providing investment advice to a Portfolio in its particular asset category and asset size. The Board concluded that any potential economies of scale are currently being shared between the Trust and SunAmerica in an appropriate manner.

The Board considered that certain Subadvisory Agreements also contain breakpoints in the fee schedules, however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the Subadvisory Agreements, the Trust does not directly benefit from any reduction in subadvisory fee rates. For similar reasons as stated above with respect to the Subadvisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Portfolios are not a material factor in its consideration at this time.

Terms of Advisory Contracts.

The Board, including the Independent Trustees, reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken by SunAmerica and the Subadvisers as discussed above. The Board considered that SunAmerica pays all of its own expenses in connection with the performance of its duties, as well as the salaries, fees and expenses of the officers of the Trust who are employees of SunAmerica. The Board also reviewed the terms of payment for services rendered and noted that SunAmerica compensates the Subadvisers out of the fees it receives from the Trust. The Board noted that each Subadvisory Agreement provides

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January 31, 2022 (unaudited) — (continued)

that the Subadviser will pay all of its own expenses in connection with the performance of its duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered other terms and conditions of the Advisory Contracts.

Conclusions.

In reaching its decision to recommend the renewal of the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that SunAmerica and the Subadvisers possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the Advisory Contracts are reasonable, fair and in the best interest of the Portfolios and their shareholders, and (2) the advisory fee rates and subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

689

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2022 (unaudited) — (continued)

At a meeting held on October 5, 2021 (the “Meeting”), the Board of Trustees (the “Board”), including the Independent Trustees (i.e., the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved a new sub-subadvisory agreement (the “New Agreement”) between T. Rowe Price Associates, Inc. (“T. Rowe Price”) and T. Rowe Price Investment Management, Inc. (“TRPIM” or the “Sub-Subadviser”) with respect to the SA T. Rowe Price VCP Balanced Portfolio, a series of the Trust (the “Portfolio”).

In connection with the approval of the New Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the New Agreement. Because TPRIM is a new entity and a wholly-owned subsidiary of T. Rowe Price, the Board considered information regarding both TRPIM and T. Rowe Price. The factors considered included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Sub-Subadviser;

(3)	the size and structure of the sub-subadvisory fees and any other material payments to the Sub-Subadviser;

(4)	the organizational capability and financial condition of the Sub-Subadviser, T. Rowe Price and their affiliates, including with respect to the organizational and financial impacts of the Transaction;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees to be paid by T. Rowe Price to TRPIM for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of and the amounts retained by SunAmerica with respect to the Portfolio; and (c) information regarding T. Rowe Price’s compliance and regulatory history. The Board also took into account extensive information from T. Rowe Price regarding its services provided to the Trust, which materials the Board reviewed at the Meeting in connection with its consideration of the approval of the subadvisory agreement between SunAmerica and T. Rowe Price with respect to the Portfolio (the “Subadvisory Agreement”).

The Independent Trustees were separately represented by counsel that is independent of SunAmerica, T. Rowe Price and TRPIM in connection with their consideration of approval of the New Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

At the Meeting, the Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board requested performance information from T. Rowe Price and/or TRPIM with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio, but no such similar funds were identified.

Nature, Extent and Quality of Services Provided by the Sub-Subadviser.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by TRPIM. In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to TRPIM, the Board noted that TRPIM would be responsible for assisting T. Rowe Price in providing day-to-day investment management services to the Portfolio, subject to the direct supervision of T. Rowe Price. The Board considered that, to the extent that T. Rowe Price may delegate certain of its duties to TRPIM pursuant to the New Agreement, any such delegation by T. Rowe Price will in no way relieve T. Rowe Price of its duties and obligations under the Subadvisory Agreement, and all such duties and obligations under the Subadvisory Agreement will remain the sole responsibility of T. Rowe Price as if no such delegation had occurred.

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SUNAMERICA SERIES TRUST

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January 31, 2022 (unaudited) — (continued)

The Board reviewed TRPIM’s and T. Rowe Price’s history, structure and size, and investment experience. The Board was informed that in management’s judgment, TRPIM has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of TRPIM who would be responsible for providing investment management services to the Portfolio. The Board considered that T. Rowe Price had represented that there are no planned portfolio manager changes associated with the New Agreement and no change is expected in the day-to-day management of the Portfolio. The Board also considered that the investment strategies and techniques utilized by the investment team will not change as a result of the New Agreement.

The Board also reviewed and considered T. Rowe Price’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair TRPIM’s ability to serve as sub-subadviser to the Portfolio. The Board considered TRPIM’s and T. Rowe Price’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on TRPIM’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by TRPIM and that there was a reasonable basis on which to conclude that TRPIM would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

At the Meeting, the Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also considered that the sub-subadvisory fees to be paid under the New Agreement will be paid by T. Rowe Price out of its subadvisory fees, noting further that there will be no change in the management fee paid by the Portfolio to SunAmerica. The Board determined that these amounts payable to Parametric under the New Agreement were reasonable in light of the services performed by Parametric.

The Board noted that in considering the reasonableness of the sub-subadvisory fees, it had received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also noted that it had considered performance data from management and T. Rowe Price with respect to the Portfolio. The Board further noted that it had requested performance data with respect to any other mutual funds or other accounts advised or subadvised by TRPIM or T. Rowe Price with similar investment objectives and/or strategies, but that no such similar funds were identified.

On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board. The Board noted that the expense and performance information as a whole was useful in assessing whether TRPIM will provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board considered that the sub-subadvisory fees to be paid pursuant to the New Agreement will be paid by T. Rowe Price and not by the Portfolio. The Board determined that the profitability to TRPIM in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the New Agreement.

The Board noted that it had considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Subadvisory Agreement. The Board also considered other potential indirect benefits to TRPIM as a result of its relationship with the Portfolio, which could include research benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to TRPIM’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to TRPIM in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of New Agreement.

The Board, including the Independent Trustees, reviewed the terms and conditions of the New Agreement, including the duties and responsibilities undertaken by TRPIM as discussed above.

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SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2022 (unaudited) — (continued)

Conclusions.

In reaching its decision to recommend the approval of the New Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that Parametric possesses the capability and resources to perform the duties required of it under the applicable New Agreement.

Further, based upon its review of the New Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the New Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the sub-subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

692

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2022 (unaudited) — (continued)

At a meeting held on June 23, 2021, the Board of Trustees (the “Board”), including the Independent Trustees (i.e., the Trustees that are not interested persons of SunAmerica Series Trust (the “Trust”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)), approved a new subadvisory agreement (the “New Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica”) and Wells Capital Management Incorporated (“WellsCap” or the “Subadviser”) with respect to the SA WellsCap Aggressive Growth Portfolio, a series of the Trust (the “Portfolio”).

The New Agreement was considered as a result of the anticipated organizational change of control of that would result from the anticipated acquisition (the “Acquisition”) of WellsCap by GTCR LLC and Reverence Capital Partners, L.P. The change of control will effectively constitute an “assignment,” as that term is defined by Section 2(a)(4) of the 1940 Act. As required by Section 15(a)(4) of the 1940 Act, the current subadvisory agreement (the “Current Agreement”) provides for its automatic termination upon its assignment and therefore will terminate upon the completion of the Acquisition.

In connection with the approval of the New Agreement, the Board received materials related to certain factors used in its consideration of whether to approve the New Agreement. Those factors included:

(1)	the requirements of the Portfolio in the areas of investment supervisory and administrative services;

(2)	the nature, extent and quality of the investment advisory and administrative services expected to be provided by the Subadviser;

(3)	the size and structure of the subadvisory fees and any other material payments to the Subadviser;

(4)	the organizational capability and financial condition of the Subadviser and its affiliates, including with respect to the organizational and financial impacts of the Acquisition;

(5)	the possibility that services of the type required by the Trust might be better obtained from other organizations; and

(6)	the fees to be paid by SunAmerica to WellsCap for managing the Portfolio.

In addition, the Board considered (a) the conditions and trends prevailing in the economy, the securities markets and the investment company industry; (b) the profitability of and the amounts retained by SunAmerica with respect to the Portfolio; and (c) information regarding WellsCap’s compliance and regulatory history. The Board also took into account extensive information from WellsCap regarding its services provided to the Trust, which materials the Board reviewed at its October 7, 2020 meeting (the “October Meeting”) in connection with its consideration of the approval of the Current Agreement.

The Independent Trustees were separately represented by counsel that is independent of SunAmerica and WellsCap in connection with their consideration of approval of the New Agreement. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

At the October Meeting, the Board received information regarding the Trust’s subadvisory fees compared to subadvisory fee rates of a group of funds with similar investment strategies and/or objectives, as applicable (the “Subadvised Expense Group/Universe”), as selected and prepared by an independent third-party provider of investment company data. The Board also received performance data and expense information prepared by management. In addition, the Board considered the performance of the Subadviser with respect to accounts and mutual funds that have comparable investment objectives and strategies to the Portfolio.

Nature, Extent and Quality of Services Provided by the Subadviser.

The Board, including the Independent Trustees, considered the nature, quality and extent of services expected to be provided by WellsCap. In making its evaluation, the Board considered that SunAmerica acts as adviser for the Portfolio, manages the daily business affairs of the Trust, and obtains and evaluates economic, statistical and financial information to formulate and implement investment policies and provides oversight with respect to the daily management of the Portfolio’s assets, subject to the Trustees’ oversight and control. It was also noted that SunAmerica’s advisory fees compensate SunAmerica for services such as monitoring portfolio performance, selecting and replacing subadvisers, determining asset allocations among each series of the Trust and ensuring that a subadviser’s style adheres to the prospectus and statement of additional information as well as other administrative, compliance and legal services or requirements.

With respect to WellsCap, the Board noted that the services currently provided by WellsCap for the Portfolio will not change under the New Agreement. The Board further noted that WellsCap would continue to be responsible for providing investment management services on a day-to-day basis. In such role, WellsCap will (i) manage the investment and reinvestment of the applicable Portfolio’s assets; (ii) determine the securities to be purchased or sold and execute such documents on behalf of the Portfolio as may be necessary

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APPROVAL OF ADVISORY AGREEMENT

January 31, 2022 (unaudited) — (continued)

in connection with its management thereof; (iii) provide SunAmerica with records concerning its activities; and (iv) render regular reports to SunAmerica and to officers and Trustees of the Trust concerning its discharge of the foregoing responsibilities.

The Board reviewed WellsCap’s history, structure and size, and investment experience. The Board was informed that in management’s judgment, WellsCap has the size, viability and resources to attract and retain highly qualified investment professionals. The Board reviewed the qualifications, background and responsibilities of the staff of WellsCap that would be responsible for providing investment management services to the Portfolio as well as current and projected staffing levels. The Board considered that the personnel of WellsCap that would be responsible for advising the Portfolio, including the key personnel that will be involved in the investment management, administration, compliance and risk management activities with respect to the Portfolio, will not change as a result of the Acquisition. The Board also considered that the investment strategies and techniques utilized by those personnel will not change as a result of the Acquisition. The Board noted that the continuity of the Portfolio’s day-to-day investment management and operations is therefore expected to remain intact.

The Board also reviewed and considered WellsCap’s compliance and regulatory history, including information about whether it has been involved in any litigation, regulatory actions or investigations that could impair its ability to continue to serve as subadviser to the Portfolio. The Board considered WellsCap’s risk assessment and risk management processes. The Board concluded that there was no information provided that would have a material adverse effect on WellsCap’s ability to provide services to the Trust.

The Board concluded that it was satisfied with the nature, quality and extent of the services expected to be provided by WellsCap and that there was a reasonable basis on which to conclude that WellsCap would provide high quality services to the Trust.

Portfolio Fees and Expenses; Investment Performance

At the October Meeting, the Board, including the Independent Trustees, received and reviewed information regarding the Portfolio’s subadvisory fees (actual and contractual) compared against such fees of its Subadvised Expense Group/Universe. It was noted that with respect to subadvisory fees, SunAmerica negotiates such fees at arm’s length. The Board also considered that the subadvisory fees are paid by SunAmerica out of its advisory fee and not by the Portfolio, and that subadvisory fees may vary widely within a Subadvised Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board also considered that the subadvisory fee rates to be paid under the New Agreement are the same as those under the Current Agreement, noting further that there will be no change in the management fee paid by the Portfolio to SunAmerica. The Board determined that these amounts payable to WellsCap under the New Agreement were reasonable in light of the services performed by WellsCap.

The Board noted that in considering the reasonableness of the subadvisory fees, it had considered expense and performance information during its consideration of the renewal of the Current Agreement at the October Meeting. The Board noted that it had received a report prepared independently by Broadridge Financial Solutions, Inc. (“Broadridge”), as well as information provided by management. The Board also noted that it had considered performance data from management and WellsCap with respect to the Portfolio and any other mutual funds or other accounts advised or subadvised by WellsCap with similar investment objectives and/or strategies, as applicable.

On a quarterly basis, the Board monitors and reviews various materials presented and prepared by management, including but not limited to the Portfolio’s overall performance, performance relative to the Portfolio’s benchmark and Morningstar and Broadridge peer groups, and a subadviser’s performance within a portfolio. The Board also considered that management makes particular note of any portfolio that may require closer monitoring or potential corrective action by the Board. The Board noted that the expense and performance information as a whole was useful in assessing whether WellsCap will provide services at a cost that is competitive with other similar funds.

Profitability, Economies of Scale and Other Benefits Derived.

The Board considered that the subadvisory fees to be paid pursuant to the New Agreement will be paid by SunAmerica and not by the Portfolio. The Board determined that the profitability to WellsCap in connection with its relationship with the Portfolio is therefore not a material factor in its consideration of the New Agreement.

The Board noted that it had previously received and considered information regarding economies of scale expected to be achieved by the Trust in connection with the consideration of the renewal of the Current Agreement. The Board considered that the New Agreement also contains breakpoints in the fee schedule; however, since SunAmerica, and not the Trust, is responsible for the payment of the fees pursuant to the New Agreement, the Trust does not directly benefit from any reduction in those fee rates. The Board also considered other potential indirect benefits to WellsCap as a result of its relationship with the Portfolio, which could include research

694

SUNAMERICA SERIES TRUST

APPROVAL OF ADVISORY AGREEMENT

January 31, 2022 (unaudited) — (continued)

benefits obtained by trading the Portfolio’s assets, economies of scale, reputational benefits, and the potential for future mandates. For similar reasons as stated above with respect to WellsCap’s profitability, the Board concluded that the potential for economies of scale and other indirect benefits to WellsCap in its management of the Portfolio are not a material factor in its consideration at this time.

Terms of New Agreement.

The Board, including the Independent Trustees, reviewed the terms and conditions of the New Agreement, including the duties and responsibilities undertaken by WellsCap as discussed above. The Board also considered that the material terms of the New Agreement are identical to the terms of the Current Agreement.

Conclusions.

In reaching its decision to recommend the approval of the New Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee attributes different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that WellsCap possesses the capability and resources to perform the duties required of it under the New Agreement.

Further, based upon its review of the New Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that: (1) the terms of the New Agreement are reasonable, fair and in the best interest of the Portfolio and its shareholders, and (2) the subadvisory fee rates are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

695

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Garrett F. Bouton Age: 77	Trustee	2007 – Present	Retired (2003 – Present); Managing Director and CEO, Barclays Global Investors (1996-2003).	80	Chairman/Director, The LECG Company (consulting services) (2006-2010).

Tracey C. Doi Age: 60	Trustee	2021 – Present	Chief Financial Officer of Toyota Motor North America (2000 – Present); Board Member, City National Bank (2016 – Present); Board Member, National Asian American Chamber of Commerce (2012 – Present); Board Governor, Japanese American National Museum (2005 – Present); Board Member, 2020 Women on Boards (nonprofit leadership organization) (2017 – Present); Board Member, National Association of Corporate Directors, North Texas (nonprofit leadership organization) (2020 – Present); Board Member, Quest Diagnostics, Inc. (2021 –Present).	80	None.

Jane Jelenko Age: 73	Trustee	2006 – Present	Retired Partner of KPMG, LLP and Managing Director of Bearingpoint, Inc. (formerly KPMG Consulting). (2003 – Present).	80	Director, Countrywide Bank (banking) (2003-2008) and Director, Cathay General Bancorp and Cathay Bank (banking) (2012-2018).

Gilbert T. Ray Age: 77	Trustee	2001 – Present	Retired Partner, O’Melveny & Myers LLP (law firm) (2000 – Present).	80	Director, Advanced Auto Parts, Inc. (retail - auto and home supply stores) (2002-2018); Director, Watson, Wyatt Worldwide (services — management consulting services) (2000-2018); Director, Dine Equity (services — restaurant) (2004 – Present); Director, Diamond Rock Hospitality (financial — real estate) (2005 – Present); Director, Towers Watson & Co. (services — management consulting services) 2010-2018).

Charles H. Self III Age: 64	Trustee	2021 – Present	Chief Operating Officer, Chief Compliance Officer and Chief Investment Officer of iSectors (2014 – Present); Chief Investment Officer of Sumnicht & Associates (2014 – Present).	80	None.

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SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)

Bruce G. Willison Age: 73	Trustee and Chairman	2001 – Present	Professor of Management, Anderson School at UCLA (1999-2011); Dean, Anderson School at UCLA (1999-2005); co-founder, Grandpoint Capital, Inc (2009-2010).	80	Director, GrandPoint Bank (banking), (2011 – Present); Director, Indy Mac Bancorp (banking) (2003-2008); Director, Move, Inc. (internet) real estate site) (2003 – Present); Director, Health Net, Inc. (health insurance plan) (2000-2016).
Interested Trustee

John T. Genoy (4) Age: 53	President and Trustee	2021 – Present	President (since 2021) and Chief Operating Officer (“COO”) (since 2006), SAAMCo; Chief Financial Officer and Director, SAAMCo (2002 –2021); Senior Vice President, SAAMCo. (2004 – 2021).	80	None.
Officers

Kathleen D. Fuentes Age: 52	Chief Legal Officer, Vice President, and Secretary	2015 – Present	Vice President and Deputy General Counsel, SAAMCo (2006 – Present).	N/A	N/A

Christopher C. Joe Age: 52	Chief Compliance Officer and Vice President	2017-Present	Chief Compliance Officer, Seasons Series Trust, SunAmerica Series Trust and VALIC Company I (2017 – Present); Chief Compliance Officer, VALIC Retirement Services Company (2017 – Present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010- 2013); U.S. Compliance Director, Invesco, Ltd (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, Inc. (2014-2015).	N/A	N/A

Gregory N. Bressler Age: 55	Vice President and Assistant Secretary	2005 – Present	Assistant Secretary, SAAMCo (2021 – Present); Senior Vice President and General Counsel, SAAMCo (2005 – Present).	N/A	N/A

Gregory R. Kingston Age: 56	Treasurer	2014 – Present	Senior Vice President, SAAMCo (2014 – Present); Vice President, SAAMCo (2001 – Present); Head of Mutual Fund Administration, SAAMCo (2014 – Present).	N/A	N/A

Shawn Parry Age: 49	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014 – Present); Assistant Vice President, SAAMCo (2005-2014).	N/A	N/A

Donna McManus Age: 61	Vice President and Assistant Treasurer	2014 – Present	Vice President, SAAMCo (2014 – Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A

697

SUNAMERICA SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name and Age†	Position Held With Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Officer(2)	Other Directorships Held by Officer(3)

Matthew J. Hackethal Age: 50	Anti-Money Laundering Compliance Officer	2006 – Present	Vice President, SAAMCo (2011 – Present); Acting Chief Compliance Officer, SAAMCo (2016-2017); Chief Compliance Officer, SAAMCo (2007 – Present).	N/A	N/A

Salimah Shamji Age: 50	Vice President	2020 – Present	Vice President, SAAMCo (2008 – Present).	N/A	N/A

Christopher J. Tafone Age: 46	Vice President and Assistant Secretary	2021 – Present (Vice President); 2016 – Present (Assistant Secretary)	Vice President, SAAMCo (2016 – Present); Associate General Counsel, AIG Life & Retirement (2016-Present).	N/A	N/A

†	The business address for each Trustee and Officer is 21650 Oxnard Street, 10th Floor, Woodland Hills, CA 91367.
(1)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The “Fund Complex” includes the Trust (61 portfolios), Seasons Series Trust (19 portfolios) and VALIC Company I (37 portfolios).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “Public Company”) registered under the 1940 Act.
(4)	Mr. Genoy is considered to be an Interested Trustee based on his positions with AIG and its affiliates.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-7862.

698

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding the SunAmerica Series Trust Portfolios is required to be provided to the shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended January 31, 2022.

During the year ended January 31, 2022, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations.

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deduction

SA AB Growth Class 1	$5.77	$—	$0.46	$5.31	68.79%

SA AB Growth Class 2	5.77	—	0.46	5.31	68.79

SA AB Growth Class 3	5.77	—	0.46	5.31	68.79

SA AB Small & Mid Cap Value Class 1	0.24	0.12	0.12	—	89.86

SA AB Small & Mid Cap Value Class 2	0.22	0.10	0.12	—	89.86

SA AB Small & Mid Cap Value Class 3	0.21	0.09	0.12	—	89.86

SA BlackRock Multi-Factor 70/30 Class 1	0.92	0.25	0.67	0.00	9.22

SA BlackRock Multi-Factor 70/30 Class 3	0.89	0.22	0.67	0.00	9.22

SA BlackRock VCP Global Multi Asset Class 1	1.77	0.13	1.55	0.09	2.42

SA BlackRock VCP Global Multi Asset Class 3	1.74	0.10	1.55	0.09	2.42

SA DFA Ultra Short Bond Class 1	0.01	0.01	—	—	—

SA DFA Ultra Short Bond Class 2	—	—	—	—	—

SA DFA Ultra Short Bond Class 3	—	—	—	—	—

SA Emerging Markets Equity Index Class 1	0.17	0.17	—	—	0.21

SA Emerging Markets Equity Index Class 3	0.16	0.16	—	—	0.21

SA Federated Hermes Corporate Bond Class 1	0.47	0.43	—	0.04	0.01

SA Federated Hermes Corporate Bond Class 2	0.45	0.41	—	0.04	0.01

SA Federated Hermes Corporate Bond Class 3	0.44	0.40	—	0.04	0.01

SA Fidelity Institutional AM® International Growth Class 1	1.54	0.01	0.55	0.98	2.06

SA Fidelity Institutional AM® International Growth Class 3	1.53	—	0.55	0.98	2.06

SA Fidelity Institutional AM ® Real Estate Class 1	0.23	0.23	—	—	—

SA Fidelity Institutional AM ® Real Estate Class 2	0.21	0.21	—	—	—

SA Fidelity Institutional AM ® Real Estate Class 3	0.20	0.20	—	—	—

SA Fixed Income Index Class 1	0.36	0.23	0.02	0.11	—

SA Fixed Income Index Class 3	0.35	0.22	0.02	0.11	—

SA Fixed Income Intermediate Index Class 1	0.15	0.14	0.00	0.01	—

SA Fixed Income Intermediate Index Class 3	0.12	0.11	0.00	0.01	—

SA Franklin BW U.S. Large Cap Value Class 1	0.59	0.43	0.08	0.08	96.02

SA Franklin BW U.S. Large Cap Value Class 2	0.56	0.40	0.08	0.08	96.02

SA Franklin BW U.S. Large Cap Value Class 3	0.54	0.38	0.08	0.08	96.02

SA Franklin Small Company Value Class 1	1.46	0.25	1.21	—	27.73

SA Franklin Small Company Value Class 3	1.41	0.20	1.21	—	27.73

SA Franklin Systematic U.S. Large Cap Value Class 1	1.29	0.35	0.68	0.26	40.77

SA Franklin Systematic U.S. Large Cap Value Class 2	1.27	0.33	0.68	0.26	40.77

SA Franklin Systematic U.S. Large Cap Value Class 3	1.27	0.33	0.68	0.26	40.77

SA Franklin Tactical Opportunities Class 1	0.97	0.15	0.38	0.44	15.90

SA Franklin Tactical Opportunities Class 3	0.94	0.12	0.38	0.44	15.90

699

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deduction

SA Franklin U.S. Equity Smart Beta Class 1	$0.01	$0.01	$—	$—	100.00%

SA Franklin U.S. Equity Smart Beta Class 3	—	—	—	—	100.00

SA Global Index Allocation 60/40 Class 1	0.81	0.31	—	0.50	27.50

SA Global Index Allocation 60/40 Class 3	0.74	0.24	—	0.50	27.50

SA Global Index Allocation 75/25 Class 1	0.68	0.31	—	0.37	35.47

SA Global Index Allocation 75/25 Class 3	0.62	0.25	—	0.37	35.47

SA Global Index Allocation 90/10 Class 1	0.41	0.21	0.01	0.19	40.52

SA Global Index Allocation 90/10 Class 3	0.38	0.18	0.01	0.19	40.52

SA Goldman Sachs Global Bond Class 1	0.30	0.30	—	—	—

SA Goldman Sachs Global Bond Class 2	0.28	0.28	—	—	—

SA Goldman Sachs Global Bond Class 3	0.27	0.27	—	—	—

SA Goldman Sachs Multi-Asset Insights Class 1	1.93	0.05	1.00	0.88	10.57

SA Goldman Sachs Multi-Asset Insights Class 3	1.91	0.03	1.00	0.88	10.57

SA Index Allocation 60/40 Class 1	0.19	0.04	—	0.15	50.09

SA Index Allocation 60/40 Class 3	0.16	0.01	—	0.15	50.09

SA Index Allocation 80/20 Class 1	0.46	0.19	—	0.27	64.65

SA Index Allocation 80/20 Class 3	0.44	0.17	—	0.27	64.65

SA Index Allocation 90/10 Class 1	0.46	0.19	—	0.27	66.87

SA Index Allocation 90/10 Class 3	0.44	0.17	—	0.27	66.87

SA International Index Class 1	0.21	0.18	0.03	0.00	—

SA International Index Class 3	0.20	0.17	0.03	0.00	—

SA Invesco Growth Opportunities Class 1	1.51	—	0.61	0.90	3.73

SA Invesco Growth Opportunities Class 2	1.51	—	0.61	0.90	3.73

SA Invesco Growth Opportunities Class 3	1.51	—	0.61	0.90	3.73

SA Invesco Main Street Large Cap Class 1	1.42	0.18	—	1.24	100.00

SA Invesco Main Street Large Cap Class 2	1.38	0.14	—	1.24	100.00

SA Invesco Main Street Large Cap Class 3	1.36	0.12	—	1.24	100.00

SA Janus Focused Growth Class 1	2.42	—	0.23	2.19	50.82

SA Janus Focused Growth Class 2	2.42	—	0.23	2.19	50.82

SA Janus Focused Growth Class 3	2.42	—	0.23	2.19	50.82

SA JPMorgan Diversified Balanced Class 1	1.20	0.15	0.24	0.81	11.64

SA JPMorgan Diversified Balanced Class 2	1.19	0.14	0.24	0.81	11.64

SA JPMorgan Diversified Balanced Class 3	1.17	0.12	0.24	0.81	11.64

SA JPMorgan Emerging Markets Class 1	0.18	0.18	—	—	0.11

SA JPMorgan Emerging Markets Class 2	0.17	0.17	—	—	0.11

SA JPMorgan Emerging Markets Class 3	0.16	0.16	—	—	0.11

SA JPMorgan Equity-Income Class 1	2.06	0.74	—	1.32	100.00

SA JPMorgan Equity-Income Class 2	2.01	0.69	—	1.32	100.00

SA JPMorgan Equity-Income Class 3	1.99	0.67	—	1.32	100.00

SA JPMorgan Global Equities Class 1	0.39	0.39	—	—	39.42

SA JPMorgan Global Equities Class 2	0.36	0.36	—	—	39.42

SA JPMorgan Global Equities Class 3	0.35	0.35	—	—	39.42

SA JPMorgan MFS Core Bond Class 1	0.33	0.25	0.08	—	—

700

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deduction

SA JPMorgan MFS Core Bond Class 2	$0.31	$0.23	$0.08	$—	—%

SA JPMorgan MFS Core Bond Class 3	0.31	0.23	0.08	—	—

SA JPMorgan Mid-Cap Growth Class 1	3.16	—	0.75	2.41	7.85

SA JPMorgan Mid-Cap Growth Class 2	3.16	—	0.75	2.41	7.85

SA JPMorgan Mid-Cap Growth Class 3	3.16	—	0.75	2.41	7.85

SA Large Cap Growth Index Class 1	1.73	0.17	0.28	1.28	53.49

SA Large Cap Growth Index Class 3	1.71	0.15	0.28	1.28	53.49

SA Large Cap Index Class 1	1.05	0.46	0.10	0.49	78.65

SA Large Cap Index Class 3	1.02	0.43	0.10	0.49	78.65

SA Large Cap Value Index Class 1	0.68	0.44	0.12	0.12	65.93

SA Large Cap Value Index Class 3	0.67	0.43	0.12	0.12	65.93

SA MFS Blue Chip Growth Class 1	2.10	0.04	0.27	1.79	50.06

SA MFS Blue Chip Growth Class 2	2.07	0.01	0.27	1.79	50.06

SA MFS Blue Chip Growth Class 3	2.06	0.00	0.27	1.79	50.06

SA MFS Massachusetts Investors Trust Class 1	1.36	0.20	—	1.16	96.31

SA MFS Massachusetts Investors Trust Class 2	1.32	0.16	—	1.16	96.31

SA MFS Massachusetts Investors Trust Class 3	1.29	0.13	—	1.16	96.31

SA MFS Total Return Class 1	1.48	0.33	0.01	1.14	66.49

SA MFS Total Return Class 2	1.45	0.30	0.01	1.14	66.49

SA MFS Total Return Class 3	1.43	0.28	0.01	1.14	66.49

SA Mid Cap Index Class 1	0.79	0.11	0.39	0.29	23.20

SA Mid Cap Index Class 3	0.78	0.10	0.39	0.29	23.20

SA Morgan Stanley International Equities Class 1	0.14	0.14	—	—	—

SA Morgan Stanley International Equities Class 2	0.12	0.12	—	—	—

SA Morgan Stanley International Equities Class 3	0.12	0.12	—	—	—

SA PIMCO RAE International Value Class 1	0.44	0.34	0.10	—	0.13

SA PIMCO RAE International Value Class 2	0.42	0.32	0.10	—	0.13

SA PIMCO RAE International Value Class 3	0.41	0.31	0.10	—	0.13

SA PIMCO VCP Tactical Balanced Class 1	1.67	—	0.71	0.96	—

SA PIMCO VCP Tactical Balanced Class 3	1.67	—	0.71	0.96	—

SA PineBridge High-Yield Bond Class 1	0.29	0.29	—	—	—

SA PineBridge High-Yield Bond Class 2	0.28	0.28	—	—	—

SA PineBridge High-Yield Bond Class 3	0.28	0.28	—	—	—

SA Putnam International Growth and Income Class 1	0.23	0.23	—	—	0.28

SA Putnam International Growth and Income Class 2	0.22	0.22	—	—	0.28

SA Putnam International Growth and Income Class 3	0.21	0.21	—	—	0.28

SA Schroders VCP Global Allocation Class 1	0.08	0.08	0.00	—	64.53

SA Schroders VCP Global Allocation Class 3	0.05	0.05	0.00	—	64.53

SA Small Cap Index Class 1	0.52	0.07	0.05	0.40	73.38

SA Small Cap Index Class 3	0.51	0.06	0.05	0.40	73.38

SA T. Rowe Price Asset Allocation Growth Class 1	0.20	—	0.05	0.15	64.34

SA T. Rowe Price Asset Allocation Growth Class 3	0.20	—	0.05	0.15	64.34

SA T. Rowe Price VCP Balanced Class 1	0.85	0.16	0.69		0.97

SA T. Rowe Price VCP Balanced Class 3	0.82	0.13	0.69		0.97

701

SUNAMERICA SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited) — (continued)

Portfolio	Total Dividends	Net Investment Income	Net Short-Term Capital Gains *	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deduction

SA VCP Dynamic Allocation Class 1	$1.13	$0.27	$0.00	$0.86	36.35%

SA VCP Dynamic Allocation Class 3	1.09	0.23	0.00	0.86	36.35

SA VCP Dynamic Strategy Class 1	0.78	0.23	0.38	0.17	14.87

SA VCP Dynamic Strategy Class 3	0.75	0.20	0.38	0.17	14.87

SA VCP Index Allocation Class 1	1.08	0.15	0.50	0.43	—

SA VCP Index Allocation Class 3	1.05	0.12	0.50	0.43	—

*	Short-term capital gains are treated as ordinary income for tax purposes

Under the Internal Revenue Code Section 853 portfolios make an election to pass through foreign taxes paid to its shareholders. During the year ended January 31, 2022, foreign source income and foreign taxes passed through to shareholders are as follows:

Portfolio	Foreign Taxes Passed Through	Foreign Source Income

SA Emerging Markets Equity Index	$234,534	$1,639,863

SA Fidelity Institutional AM® International Growth	301,899	2,656,267

SA Global Index Allocation 60/40	31,193	186,682

SA Global Index Allocation 75/25	38,205	225,203

SA Global Index Allocation 90/10	163,581	973,609

SA Index Allocation 60/40	27,776	173,596

SA Index Allocation 80/20	79,106	494,399

SA Index Allocation 90/10	286,462	1,790,341

SA International Index	1,285,695	13,534,496

SA JPMorgan Emerging Markets	839,239	7,331,175

SA Morgan Stanley International Equities	701,280	5,776,758

SA PIMCO RAE International Value	2,414,846	23,168,581

SA Putnam International Growth and Income	706,199	5,773,104

SA VCP Dynamic Allocation	2,199,337	15,715,452

SA VCP Dynamic Strategy	1,871,773	10,941,556

SA VCP Index Allocation	61,952	387,189

702

COMPARISONS: PORTFOLIOS VS. INDEXES

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in the presented SunAmerica Series Trust Portfolios to a $10,000 investment in a comparable securities index benchmark since the portfolio’s inception. Importantly, such indices represent “paper” portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended January 31, 2022.

The following graphs and tables show the performance of the portfolios of the SunAmerica Series Trust and include all trust expenses but no insurance company expenses associated with the variable annuity or variable life policy and no insurance company contingent deferred sales charge. It is assumed that all dividends are reinvested. No expenses are deducted from the performance of the indexes.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, is not guaranteed by the U.S. government or any other entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

Variable annuities are sold by prospectus only. Please contact your investment representative or call 1-800-445-7862 to obtain a prospectus. The prospectus contains the investment objectives, risks, fees, charges, expenses and other information regarding the contract and underlying funds, which should be considered carefully before investing. Please read the prospectus carefully before investing.

703

AllianceBernstein L.P.

SA AB Growth Portfolio — Class 1

SA AB Growth Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	19.15%	18.98%	18.86%
5-year	22.48%	22.29%	22.18%
10-year	18.62%	18.45%	18.33%
Since Inception	11.81%	9.62%	12.22%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA AB Growth Portfolio — Class 1 shares posted a return of 19.15% for the 12-month period ended January 31, 2022, compared to a 17.52% return for the Russell 1000 Growth Index.

U.S. markets recorded positive returns for the 12-month period ended January 31, 2022. Large cap stocks outperformed small cap stocks, with the Russell 1000 Index and Russell 2000 Index returning 20.32% and -1.21%, respectively. By style, value stocks outperformed growth stocks in both the large and small cap categories.

Security selection had a positive impact on relative performance. Selection within health care, communication services and information technology contributed, while selection within consumer discretionary, financials and consumer staples detracted. Sector selection had a negative impact on relative performance. Overweights to health care and cash holdings, along with an underweight to information technology, detracted from relative returns, offsetting contributions from an underweight to consumer discretionary and overweights to communication services and consumer staples.

The leading contributors to relative performance during the period were UnitedHealth Group, Inc., Fortinet, Inc. and Alphabet, Inc., Class C. Not owning Apple, Inc. was the leading detractor from relative returns. Chegg, Inc. and IPG Photonics Corp. also detracted over the period.

704

AllianceBernstein L.P.

SA AB Small & Mid Cap Value Portfolio — Class 2

SA AB Small & Mid Cap Value Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	29.09%	28.91%	28.78%
5-year	9.28%	9.12%	9.00%
10-year	11.84%	11.67%	11.56%
Since Inception	11.90%	10.44%	10.89%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The Russell 2500® Value Index measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA AB Small & Mid Cap Value Portfolio — Class 2 shares posted a return of 28.91% for the 12-month period ended January 31, 2022, compared to a 18.67% return for the Russell 2500 Value Index.

U.S. equities recorded positive returns for the 12-month period ended January 31, 2022. Small and mid cap value stocks underperformed large cap value stocks, with the Russell 2500 Value Index and Russell 1000 Value Index up 18.67% and 23.37%, respectively, for the period. Within the small- and mid cap space, value outperformed growth in the period, with the Russell 2500 Growth Index declining -11.29% while the Russell 2500 Value Index returned 18.67%, respectively. In terms of sector performance within the benchmark, energy was the biggest outperformer for the period, followed by financials. While most other sectors were positive for the period, health care declined, and communication services lagged.

Stock selection in the consumer discretionary, information technology and industrials sectors contributed to relative performance, while selection in energy, consumer staples and health care detracted. An overweight to consumer discretionary and an underweight to energy detracted, offsetting underweights to health care and communication services, which contributed. The leading contributors to performance in the period were Houghton Mifflin Harcourt Co., Robert Half International, Inc. and Herc Holdings, Inc. The leading held detractors from performance in the period were Mednax, Inc., Hain Celestial Group, Inc. and Dine Brands Global, Inc.

705

BlackRock Investment, LLC

SA BlackRock Multi-Factor 70/30 Portfolio — Class 3

SA BlackRock Multi-Factor 70/30 Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	8.23%	7.98%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	11.46%	11.18%
*	Inception date for Class 1: 10/13/20; Class 3: 10/13/20.
[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 70% MSCI World Index (net) and 30% Bloomberg U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA BlackRock Multi-Factor 70/30 Portfolio — Class 3 shares posted a return of 7.98% for the 12-month period ended January 31, 2022, compared to a 16.53% return for the MSCI World Index (net) and a -2.97% return for the Bloomberg U.S. Aggregate Bond Index. The blended benchmark of 70% MSCI World Index (net) and 30% Bloomberg U.S. Aggregate Bond Index returned 10.46%.

Elevated volatility alongside sharp factor rotations was a common thread throughout the year, in particular with large swings in value and momentum returns globally. The Portfolio’s equity allocation trailed the MSCI World Index (net) for the year.

Over the period, value was the only factor to outperform the broad equity market globally (represented as the MSCI World Index (net)), while the momentum, size, and minimum volatility factors underperformed. Quality ended roughly flat versus the broad equity market over the full period, though larger positions in the factor during episodes of strength, such as in June and July, were additive to performance overall. Positions in value also boosted returns, while positions in momentum, size and minimum volatility detracted over the period. The Portfolio’s fixed income allocation performed in-line with the Bloomberg U.S. Aggregate Bond Index.

706

BlackRock Investment, LLC

SA BlackRock VCP Global Multi Asset Portfolio — Class 3

SA BlackRock VCP Global Multi Asset Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	4.87%	4.53%
5-year	5.92%	5.65%
10-year	N/A	N/A
Since Inception	5.52%	5.78%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[3]	The Bloomberg U.S. Treasury 7-10 Year Index measures US dollar-denominated, fixed rate, nominal debt issued by the U.S. Treasury.
[4]	The Blended Index consists of 45% Bloomberg U.S. Treasury 7-10 Year Index, 27.5% S&P 500® Index and 27.5% MSCI EAFE Index (net).

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA BlackRock VCP Global Multi Asset Portfolio — Class 3 shares posted a return of 4.53% for the 12-month period ended January 31, 2022, compared to 23.29% for the S&P 500® Index, 7.03% for the MSCI EAFE Index (net), and -4.32% for the Bloomberg U.S Treasury 7-10 Year Index. The blended benchmark of 27.5% S&P 500® Index / 27.5% MSCI EAFE Index (net)/ 45% Bloomberg U.S. Treasury 7-10 Year Index returned 6.05%.

The Portfolio’s underweight exposure to U.S. 10-year Treasury bonds versus Australian and Canadian 10-year bonds detracted from returns during the beginning of the period. Additionally, the Portfolio’s overweight to the euro weighed on performance during the period. Volatility control management also detracted over the period.

Conversely, the Portfolio’s overweight to international developed equities, specifically Spanish and Italian equities, benefited Portfolio performance for the period. Additionally, the Portfolio’s underweight to U.S. 5-year Treasury bonds added to performance during the third quarter.

The Portfolio used derivatives to adjust risk during the period. Overall, the Portfolio’s use of equity futures contributed positively to performance, while the use of put options detracted.

707

Dimensional Fund Advisers L.P.

SA DFA Ultra Short Bond Portfolio — Class 1

SA DFA Ultra Short Bond Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	-0.90%	-1.06%	-1.07%
5-year	0.73%	0.59%	0.50%
10-year	0.27%	0.12%	0.03%
Since Inception	2.03%	0.79%	0.63%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

Effective May 1, 2016, the Portfolio added its benchmark index, the ICE BofA 6-Month U.S. Treasury Bill Index. The ICE BofA 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. Performance for periods prior to May 1, 2016 reflects results when the Portfolio was managed as a money market fund. As a result, prior to May 1, 2016, the Portfolio did not have a benchmark index.

[2]

The ICE BofA 6-Month U.S. Treasury Bill Index is comprised of a single issue purchased at beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue.

(Note: The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA DFA Ultra Short Bond Portfolio — Class 1 shares posted a return of -0.90% for the 12-month period ended January 31, 2022, compared to a 0.03% return for the ICE BofA 6-Month U.S. Treasury Bill Index.

The short-term segment of the U.S. Treasury yield curve transitioned from flat to steep during the period to indicate larger expected term premiums. As such, the Portfolio’s weighted average duration was lengthened to the longer-end of the eligible duration range.

This resulted in the Portfolio’s weighted average duration being longer than that of the benchmark toward the end of the period. During the period, interest rates increased and realized term premiums were negative as longer-duration securities generally underperformed shorter-duration securities; the 1-Month U.S. Treasury Bill returned 0.04% while the ICE BofA 1-Year U.S. Treasury Note Index returned -0.36%. As a result, the Portfolio’s allocation to longer-duration securities detracted from performance relative to the benchmark.

708

SunAmerica Asset Management, LLC

SA Emerging Markets Equity Index Portfolio — Class 1

SA Emerging Markets Equity Index Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	-6.63%	-6.85%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	3.81%	3.55%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

[1]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 25 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Emerging Markets Equity Index Portfolio — Class 1 shares posted a return of -6.63% for the 12-month period ended January 31, 2022, compared to a -7.23% return for the MSCI Emerging Markets Index (net).

The Portfolio is optimized to approximate the MSCI Emerging Markets Index (net) before expenses. For the reporting period, stocks posted positive results both in the U.S. and abroad as the S&P 500® Index, MSCI ACWI ex USA Index (net), MSCI EAFE Index (net) appreciated 23.29%, 3.63%, and 7.03%, respectively.

In terms of contribution, Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan), Al Rajhi Bank (Saudi Arabia), Infosys, Ltd. (India), Gazprom PJSC ADR (Russia), and Reliance Industries, Ltd. (India) were top performers during the period. At the other end of the spectrum, Alibaba Group Holding, Ltd. ADR (Hong Kong), Tencent Holdings, Ltd. (Hong Kong), Meituan, Class B (Hong Kong), Samsung Electronics Co., Ltd. (South Korea), and NIO, Inc. ADR (China) were principal detractors.

The Portfolio utilizes index futures to equitize cash and to provide returns similar to that of the benchmark over time. The use of index futures detracted from performance over the period.

709

Federated Hermes Investment Management Company

SA Federated Hermes Corporate Bond Portfolio — Class 1

SA Federated Hermes Corporate Bond Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	-1.73%	-1.89%	-2.01%
5-year	4.68%	4.52%	4.42%
10-year	4.73%	4.57%	4.47%
Since Inception	6.07%	6.11%	6.03%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Bloomberg U.S. Credit Index is a broad measure of the U.S. investment grade corporate bond market that includes all publicly issued, fixed rate, nonconvertible investment grade, dollar-denominated, SEC-registered corporate debt.

[2]	The Blended Index consists of 75% Bloomberg U.S. Credit Index and 25% the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index.
[3]

The Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index is an unmanaged index which covers the universe of U.S. dollar denominated, non-convertible, fixed rate, non-investment grade debt. The index limits the maximum exposure to any one issuer to 2%. Index holdings must have at least one year to final maturity, at least $150 million par amount outstanding, and be publicly issued with a rating of Ba1 or lower.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Federated Corporate Bond Portfolio — Class 1 shares posted a return of -1.73% for the 12-month period ended January 31, 2022, compared to -3.10% return for the Bloomberg U.S. Credit Index, a 2.05% return for the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, and a -1.82% return by the blended benchmark (75% Bloomberg U.S. Credit Index/25% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index).

Duration positioning and sector allocation were positive contributors during the period. Duration contribution was driven by a short duration posture relative to the blended benchmark in a period of rising rates. Sector allocation contribution was driven by being overweight the high yield asset class. Additionally, positive sector contribution was derived by overweights in energy and capital goods, as well as underweights in the non-corporate component of the blended benchmark and the banking industry. This was partially offset by negative contribution from the cash position, an overweight to communications, and an underweight to consumer cyclical.

Individual security selection was a positive contributor, with notable positive performance in the insurance, energy, consumer cyclical and information technology industries. This was partially offset by weak selection results in the transportation, REITs, and consumer non-cyclical industries. Individual positive contributors included positions in Valmont Industries, Inc., Mallinckrodt International Finance SA, Callon Petroleum Co. and JPMorgan Chase & Co. Individual negative contributors included positions in Danaher Corp., Charter Communications Operating LLC, Intelsat Jackson Holdings SA, and BAT Capital Corp. Yield curve positioning was a negative contributor, with most of the negative contribution resulting from a relative underweight position to the long end of the curve.

The Portfolio ended the period targeting a duration posture shorter than the blended benchmark and an overweight position to the high yield asset class. The use of interest rate futures as a tool to express the Portfolio’s overall duration and yield curve positioning had a negative absolute contribution to performance.

710

FIAM LLC

SA Fidelity Institutional AM® International Growth Portfolio— Class 1

SA Fidelity Institutional AM® International Growth Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	0.89%	0.66%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	12.17%	11.93%
*	Inception date for Class 1: 5/1/19; Class 3: 5/1/19

[1]

The MSCI ACWI ex USA Index (net) measures the performance of companies in 22 countries in Europe, Australasia, the Far East, and Canada and 25 Emerging Economies. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fidelity Institutional AM® International Growth Portfolio — Class 1 shares posted a return of 0.89% for the period ended January 31, 2022, compared to a 3.63% return for the MSCI ACWI ex-U.S. Index (net).

Negative market selection was the primary detractor from relative performance, while positive security selection helped mitigate underperformance. The Portfolio’s benchmark relative underperformance was split among sectors, with six of 11 GICS sectors detracting from relative performance. The Portfolio’s underweight exposure to the financials and energy sectors detracted the most from relative performance. Within financials and energy, both market and security selection detracted from relative performance.

Security selection within the industrials and health care sectors contributed the most to relative performance during the period. Security selection within information technology was also strong. While country allocation was positive for the period, stock selection within most countries was negative. Holdings within the United Kingdom were the largest detractor due both to an underweight position and weak stock selection. The Portfolio’s underweight exposure to China contributed.

Among individual stocks, the Portfolio’s overweight positions in Chinese social media and gaming platform operator Tencent, solar power inverter manufacturer SolarEdge Technologies, and Japanese technology conglomerate Sony were among the largest detractors from relative performance. The overweight positions in graphics processing units manufacturer NVIDIA, technology consulting firm Accenture, and the underweight position in Chinese e-commerce company Alibaba were the leading individual contributors to relative performance.

711

FIAM LLC

SA Fidelity Institutional AM® Real Estate Portfolio — Class 1

SA Fidelity Institutional AM® Real Estate Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	29.24%	29.07%	28.99%
5-year	9.65%	9.49%	9.39%
10-year	9.40%	9.24%	9.13%
Since Inception	8.62%	9.28%	9.53%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The FTSE NAREIT Equity REITs Index is a free-floated adjusted, market capitalization-weighted index of U.S. Equity REITs.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fidelity Institutional AM® Real Estate Portfolio — Class 1 shares posted a return of 29.24% for the 12-month period ended January 31, 2022, compared to a 33.29% return for the FTSE NAREIT Equity REITs Index.

U.S. commercial real estate fundamentals improved despite some deceleration with the reopening trend towards the end of the year. Occupancy ticked higher while net operating income growth accelerated with supply recovering to slightly exceed the historical average.

For the prior twelve months, both security and sector selection were negative. A cash position also detracted from performance. Weak relative security and sector performance in the shopping centers sector, the underweight allocation to the regional malls sector, and negative security selection in the lodging resorts sector weighed the most on performance. Strong security selection among diversified REITs names, positive sector allocation to office REITs, and the overweight and security selection in single family homes, boosted these sectors as top relative contributors.

Among individual stocks, not owning Simon Property Group, Inc. or Public Storage were the leading detractors from relative performance over the reporting period. Conversely, the overweight positions in Prologis, Inc. and CubeSmart were the leading contributors to relative performance.

712

SunAmerica Asset Management, LLC

SA Fixed Income Index Portfolio — Class 1

SA Fixed Income Index Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	-3.13%	-3.38%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	3.02%	2.77%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fixed Income Index Portfolio — Class 1 shares posted a return of -3.13% for the 12-month period ended January 31, 2022, compared to a -3.13% return for the Bloomberg U.S. Government/Credit Bond Index.

The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Government/Credit Bond Index before expenses.

The best performing asset groups in the Portfolio, in order, were the government related holdings, corporate bond holdings, and U.S. Treasuries. The Portfolio was underweight government related holdings versus the benchmark and that generally aided performance.

The Portfolio was overweight corporate bonds and for the period those holdings outperformed the benchmark. Being overweight corporate bonds generally aided in performance, with the highest return maturity range being the 0-1 year. The Portfolio’s corporate bond holdings in the 5-7 year maturity range outperformed the benchmark the most, while holdings in the 20+ maturity range underperformed the benchmark the most.

The Portfolio’s U.S. Treasury holdings slightly underperformed the benchmark. U.S. Treasury holdings were underweight versus the benchmark in all maturity ranges, except for the 0-1 year maturity range and the 20+ year maturity range. In these ranges, U.S. Treasury holdings detracted from performance as the Portfolio underperformed the benchmark. The Portfolio’s positioning in ETFs also negatively impacted performance as these holdings had the worst performance in aggregate for the period; however, contribution to performance was minimal given their low weight in the Portfolio.

713

SunAmerica Asset Management, LLC

SA Fixed Income Intermediate Index Portfolio — Class 1

SA Fixed Income Intermediate Index Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	-2.51%	-2.83%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	2.17%	1.91%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.

[1]

The Bloomberg U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Fixed Income Intermediate Index Portfolio — Class 1 shares posted a return of -2.51% for the 12-month period ended January 31, 2022, compared to a -2.62% return for the Bloomberg U.S. Intermediate Government/Credit Bond Index.

The Portfolio is managed to produce investment results that correspond with the Bloomberg U.S. Intermediate Government/Credit Bond Index before expenses.

The Portfolio outperformed the benchmark for the period. The best performing asset groups, in order, were the government related holdings, corporate bond holdings, and U.S. Treasuries. The Portfolio’s government related holdings outperformed the most for the period. The Portfolio’s U.S. Treasury holdings outperformed. The Portfolio was underweight U.S. Treasuries overall, and underweight U.S. Treasuries in all maturity buckets except for the 0-1 year maturity range. Being underweight in those maturity buckets aided performance overall as those maturity ranges were generally some of the worst performers. The Portfolio’s holdings in corporate bonds also aided performance as the Portfolio’s corporate bond holdings outperformed. The best performing maturity range within corporate bond holdings was 0-1 year. The Portfolio’s positioning in ETFs negatively impacted performance as these had the worst performance in aggregate; however, their contribution to return was minimal given their low weighting in the Portfolio.

714

Brandywine Global Investment Management, LLC

SA Franklin BW U.S. Large Cap Value Portfolio — Class 1

SA Franklin BW U.S. Large Cap Value Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	28.99%	28.75%	28.65%
5-year	11.88%	11.71%	11.60%
10-year	12.15%	11.98%	11.87%
Since Inception	10.31%	7.81%	9.75%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Franklin BW U.S. Large Cap Value Portfolio — Class 1 shares posted a return of 28.99% for the 12-month period ended January 31, 2022, compared to a 23.37% return for the Russell 1000 Value Index.

Value style investing returned to prominence as the Russell 1000 Growth Index gained 17.52% yet lagged the Russell 1000 Value Index by 585 basis points.

Within the Russell 1000 Value Index, returns from higher valuation Price-to-Earnings (PE) stocks trailed lower, more reasonably valued companies. This environment was a strong tailwind for the Portfolio, which remains skewed to bottom-quartile PE stocks.

The biggest relative benefit to the Portfolio was within the information technology sector, which lagged the broader benchmark. Despite being overweight in a lagging sector, outperformance was driven from owning Oracle in the first nine months, HP in the technology hardware and storage industry at the end of the year and semiconductor equipment companies, which benefited from the global chip shortage.

The Portfolio also benefited from consumer discretionary holdings in autos and home improvement. The Portfolio added substantially to a slight overweight versus the benchmark at the start of the year and maintained more than twice the benchmark weight since the annual rebalance of the benchmark in June. Most of the benefit to the Portfolio was from strong stock selection within auto manufacturing - owning Ford - as well as specialty retailers such as Lowe’s Cos., Inc., Home Depot, Inc., AutoZone, Inc. and O’Reilly Automotive, Inc.

The price of oil was up 80% over the past 12 months, boosting returns in the energy sector. Overall performance in this sector was so strong that even a slight underweight to the sector in the Portfolio resulted in over 20 basis points of relative underperformance versus the benchmark.

715

Franklin Advisers, Inc.

SA Franklin Small Company Value Portfolio — Class 1

SA Franklin Small Company Value Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	19.85%	19.54%
5-year	9.07%	8.82%
10-year	10.79%	10.52%
Since Inception	9.46%	7.77%
*	Inception date for Class 1: 12/14/98; Class 3: 9/13/05.

[1]	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Franklin Small Company Value Portfolio — Class 1 shares posted a return of 19.85% for the 12-month period ended January 31, 2022, compared to a 14.75% return for the Russell 2000 Value Index.

Despite pockets of volatility, major U.S. indices finished the 12-month period with a net gain, bolstered in part by positive company earnings data throughout the period.

Relative to the benchmark, stock selection and an underweight within the health care sector added to performance. Stock selection within and an overweight to the industrials sector was also helpful, as was stock selection within and an overweight to materials companies. On an individual company basis, aerospace and defense company Meggitt was a top relative contributor. Construction and engineering company Willscot Mobile Mini was also a leading contributor to relative results, as was construction materials company Summit Materials.

Conversely, an overweight to the consumer discretionary sector and underweights to and security selection within the real estate and financials sectors detracted from performance on a relative basis. On an individual company basis, hotels, restaurants and leisure companies Denny’s and Jack in the Box detracted from relative results, as did insurance company Horace Mann Educators.

716

Franklin Advisory Services, LLC

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1

SA Franklin Systematic U.S. Large Cap Value Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	18.78%	18.59%	18.54%
5-year	13.56%	13.40%	13.30%
10-year	14.38%	14.20%	14.09%
Since Inception	8.29%	9.60%	10.73%
*	Inception date for Class 1: 4/1/98; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

Effective July 12, 2021, the Portfolio changed its index to Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values. treaties. The Portfolio changed its Index because the new benchmark is more consistent with the new portfolio management team’s investment strategy and style.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1 shares posted a return of 18.78% for the 12-month period ended January 31, 2022.

Effective July 12, 2021, the Portfolio changed subadvisor from SunAmerica Asset Management, LLC to Franklin Advisers, Inc. and changed benchmark from the S&P 500® Index to the Russell 1000 Value Index. For the period from February 1, 2021 to July 11, 2021, the Portfolio managed by SunAmerica Asset Management, LLC posted a return of 16.75% compared to a return of 18.43% return for the S&P 500® Index.

The Portfolio does not hold financials, which was a leading contributor to benchmark returns; therefore, the lack of exposure in the Portfolio hampered performance. Overweights in the business services and industrials sectors benefited returns for the period; however, an overweight in consumer non-cyclicals and underweight in information technology detracted.

Stock selection negatively impacted performance, notably in health care (Merck & Co., Inc. and Amgen, Inc.) and consumer non-cyclicals (Clorox Co. and Walgreens Boots Alliance, Inc.). This was partially offset by positive stock selection in consumer cyclicals (Genuine Parts Company, Home Depot, Inc. and not owning Tesla, Inc.). The largest contributors to performance for the period were Robert Half International, Inc., Snap-on Inc., Omnicom Group, Inc. and General Dynamics Corp.

At the end of the period, the average yield of Portfolio holdings was 2.71% compared to 1.32% average yield of the S&P 500® Index constituents.

For the period from July 12, 2021 to January 31, 2022, the Portfolio managed by Franklin Advisers, Inc. posted a return of 1.73% compared to a return of 3.75% for the Russell 1000 Value Index.

717

Franklin Advisory Services, LLC

SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1 — (continued)

Optimism surrounding the economic recovery from the depths of the COVID-19 pandemic, supportive monetary policy from central banks and governments, and strong corporate earnings drove significant U.S. equity gains during the period, despite the continuing impact of the pandemic, rising inflation and incremental shifts towards monetary tightening, which raised concerns about the pace of growth going forward.

During the period, the Portfolio underperformed the benchmark in nine of the 11 market sectors. Sectors that detracted most from relative results included health care and financials, where security selection was weak. Energy also detracted, due primarily to the Portfolio’s underweight position in the sector. Conversely, the Portfolio’s relative results were buoyed by positive stock selection in the communication services and real estate sectors.

Individual holdings that hindered the Portfolio’s relative results included an overweight position in Biogen. An underweight position in Pfizer also detracted, as the stock gained significantly during the reporting period. An overweight position in 3M Co. also detracted. Individual holdings that lifted the Portfolio’s relative performance included Haliburton Co., Aflac, Inc., and JPMorgan Chase & Co. Although JPMorgan Chase & Co. delivered weak absolute performance, the Portfolio’s underweight position contributed to relative results.

The Portfolio’s research-based selection process reflects a systematic process that seeks favorable exposure to quality, value, momentum and ESG factors. Each of the four target-style factors contributed to the Portfolio’s relative performance for the reporting period.

718

Franklin Advisers, Inc.

SA Franklin Tactical Opportunities Portfolio — Class 3

SA Franklin Tactical Opportunities Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	12.95%	12.62%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	8.04%	7.77%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[5]	The Blended Index is comprised of 43% S&P 500® Index, 5% Russell 2000 Index, 22% MSCI EAFE Index (net) and 30% Bloomberg U.S. Government / Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Franklin Tactical Opportunities Portfolio — Class 3 shares posted a return of 12.62% for the 12-month period ended January 31, 2022, compared to 23.29% for the S&P 500® Index, -1.21% for the Russell 2000 Index, 7.03% for the MSCI EAFE Index (net), and -3.13% for the Bloomberg U.S. Government/Credit Bond Index. The blended benchmark of 43% S&P 500® Index / 5% Russell 2000 Index / 22% MSCI EAFE Index (net) / 30% Bloomberg U.S. Government/Credit Bond Index returned 10.19%.

The Portfolio outperformed its blended benchmark for the period. Manager selection, which is the relative return between an underlying manager and its specific benchmark, added to overall performance. Across the individual equity sleeves manager selection results were mixed with the largest contribution coming from the international value allocation. Large cap core was the largest detractor. Sub-asset class selection detracted slightly, meaning that the weighted combination of style benchmarks underperformed the primary blended benchmark.

719

Franklin Advisers, Inc.

SA Franklin Tactical Opportunities Portfolio — Class 3 — (continued)

The exchange-traded fund (ETF) style timing sleeve also added to the Portfolio’s relative return. At the beginning of the year the sleeve’s exposure was weighted towards high dividend and value ETF investments, before moving to growth and core mid-year, and finally ending the year with a dividend and core-growth blend tilt; collectively these positions contributed to relative returns. The Futures Overlay sleeve, which tactically allocates between equities and bonds, was also a positive contributor. The sleeve maintained a long U.S. equity futures and short U.S. bond futures position for most of the year before switching to a long bond futures and short equity futures allocation in January.

On an absolute return basis, all equity sleeves were positive led by the ETF style timing and large cap value sleeves. International equities were the lowest-performing equity class but still generated positive returns. The core fixed income sleeve posted negative returns for the year.

720

Franklin Advisers, Inc.

SA Franklin U.S. Equity Smart Beta Portfolio — Class 1

SA Franklin U.S. Equity Smart Beta Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	20.90%	20.70%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	16.27%	15.98%
*	Inception date for Class 1: 10/7/19; Class 3: 10/7/19.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Franklin U.S. Equity Smart Beta Portfolio — Class 1 shares posted a return of 20.90% for the 12-month period ended January 31, 2022, compared to a 20.32% return for the Russell 1000 Index.

Optimism surrounding the economic recovery from the depths of the COVID-19 pandemic, supportive monetary policy from central banks and governments and strong corporate earnings drove significant U.S. equity gains during the reporting period, despite the continuing impact of the pandemic, rising inflation and incremental shifts towards monetary tightening, which raised concerns about the pace of growth going forward.

During the period, the Portfolio outperformed the benchmark in eight of the 11 market sectors. Areas of relative strength in the Portfolio included the information technology, consumer discretionary and real estate sectors. Conversely, sectors that detracted most from relative results included financials, energy and utilities, where security selection was weak.

Individual holdings that lifted the Portfolio’s relative performance included NVIDIA, Arista Networks and Intuit. Lack of exposure to Amazon.com and PayPal Holdings also bolstered relative performance. Individual holdings that hindered the Portfolio’s relative results included Microsoft, Apple and Google parent Alphabet, all underweights relative to the benchmark.

The Portfolio’s research-based selection process focuses on four investment factors: quality, value, momentum and low volatility. Of the four target-style factors, value and quality notably contributed to the Portfolio’s performance during the period, while low volatility modestly contributed. Momentum marginally detracted from the Portfolio’s return.

721

SunAmerica Asset Management, LLC

SA Global Index Allocation 60/40 Portfolio — Class 3

SA Global Index Allocation 60/40 Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	6.44%	6.19%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	7.64%	7.38%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 25 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 23% S&P 500® Index, 5% S&P MidCap 400 Index, 2% Russell 2000 Index, 27% MSCI EAFE Index (net), 3% MSCI Emerging Markets Index, 20% Bloomberg U.S. Government / Credit Bond Index and 20% Bloomberg U.S. Intermediate Government /Credit Bond Index.

722

SunAmerica Asset Management, LLC

SA Global Index Allocation 60/40 Portfolio — Class 3 — (continued)

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Global Index Allocation 60/40 Portfolio — Class 3 shares posted a return of 6.19% for the 12-month period ended January 31, 2022, compared to a 23.29% return for the S&P 500® Index, a 14.05% for the S&P MidCap 400® Index, a -1.21% for the Russell 2000 Index, a 7.03% for the MSCI EAFE Index (net), a -7.23% for the MSCI Emerging Markets Index (net), a -3.13% for the Bloomberg U.S. Government/Credit Bond Index, a -2.62% for the Bloomberg U.S. Intermediate Government/Credit Bond Index and a 6.31% return for the blended benchmark consisting of 23% S&P 500® Index, 5% S&P MidCap 400® Index, 2% Russell 2000 Index, 27% MSCI EAFE Index (net), 3% MSCI Emerging Markets Index (net), 20% Bloomberg U.S. Government/Credit Bond Index, 20% Bloomberg U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.

The Portfolio slightly trailed the blended benchmark during the period. Overweights to emerging market and U.S. small- and midcap equities detracted from relative results. An overweight allocation to overall equities and an underweight to international equities contributed positively to results. Underlying index portfolios performed in-line with their benchmarks after fees and did not have a significant impact on performance.

723

SunAmerica Asset Management, LLC

SA Global Index Allocation 75/25 Portfolio — Class 3

SA Global Index Allocation 75/25 Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	8.36%	8.13%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	8.43%	8.17%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 25 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 28% S&P 500® Index, 6% S&P MidCap 400 Index, 4% Russell 2000 Index, 32% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index, 12.5% Bloomberg U.S. Government / Credit Bond Index and 12.5% Bloomberg U.S. Intermediate Government /Credit Bond Index.

724

SunAmerica Asset Management, LLC

SA Global Index Allocation 75/25 Portfolio — Class 3 — (continued)

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Global Index Allocation 75/25 Portfolio - Class 3 shares posted a return of 8.13% for the 12-month period ended January 31, 2022, compared to a 23.29% return for the S&P 500® Index, a 14.05% for the S&P MidCap 400® Index, a -1.21% for the Russell 2000 Index, a 7.03% for the MSCI EAFE Index (net), a -7.23% for the MSCI Emerging Markets Index (net), a -3.13% for the Bloomberg U.S. Government/Credit Bond Index, a -2.62% for the Bloomberg U.S. Intermediate Government/Credit Bond Index and a 8.22% return for the blended benchmark consisting of 28% S&P 500® Index, 6% S&P MidCap 400® Index, 4% Russell 2000 Index, 32% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index (net), 12.5% Bloomberg U.S. Government/Credit Bond Index, 12.5% Bloomberg U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its exposure to each underlying portfolio and between equites and fixed income.

The Portfolio slightly trailed the blended benchmark during the period. Overweights to emerging market and U.S. mid cap equities detracted from results. An overweight to overall equities contributed positively to relative results. An underweight to international equities also helped performance. Underlying index portfolios performed in-line with their benchmarks after fees and did not have a significant impact on performance.

725

SunAmerica Asset Management, LLC

SA Global Index Allocation 90/10 Portfolio — Class 3

SA Global Index Allocation 90/10 Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	10.75%	10.46%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	9.04%	8.75%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 25 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[8]

The Blended Index is comprised of 32% S&P 500® Index, 8% S&P MidCap 400 Index, 5% Russell 2000 Index, 40% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index, 5% Bloomberg U.S. Government / Credit Bond Index and 5% Bloomberg U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

726

SunAmerica Asset Management, LLC

SA Global Index Allocation 90/10 Portfolio — Class 3 — (continued)

The SA Global Index Allocation 90/10 Portfolio - Class 3 shares posted a return of 10.46% for the 12-month period ended January 31, 2022, compared to a 23.29% return for the S&P 500® Index, a 14.05% for the S&P MidCap 400® Index, a -1.21% for the Russell 2000 Index, a 7.03% for the MSCI EAFE Index (net), a -7.23% for the MSCI Emerging Markets Index (net), a -3.13% for the Bloomberg U.S. Government/Credit Bond Index, a -2.62% for the Bloomberg U.S. Intermediate Government/Credit Bond Index and a 10.43% return for the blended benchmark consisting of 32% S&P 500® Index, 8% S&P MidCap 400® Index, 5% Russell 2000 Index, 40% MSCI EAFE Index (net), 5% MSCI Emerging Markets Index (net), 5% Bloomberg U.S. Government/Credit Bond Index, 5% Bloomberg U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.

The Portfolio slightly outperformed the blended benchmark during the period. An overweight to overall equities contributed positively to relative results. An underweight to international equities also helped performance. Overweights to emerging market and U.S. mid cap equities detracted from results. Underlying index portfolios performed in-line with their benchmarks after fees and did not have a significant impact on performance.

727

Goldman Sachs Asset Management International

SA Goldman Sachs Global Bond Portfolio — Class 1

SA Goldman Sachs Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	-8.04%	-8.13%	-8.26%
5-year	2.28%	2.13%	2.03%
10-year	0.88%	0.74%	0.63%
Since Inception	4.46%	3.26%	3.07%
*	Inception date for Class 1: 7/1/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The JPMorgan Global Government Bond (unhedged) Index is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, United Kingdom, Denmark, Netherlands, United States and France.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Goldman Sachs Global Bond Portfolio - Class 1 shares posted a return of -8.04% for the 12-month period ended January 31, 2022, compared to a -7.13% return for the JPMorgan Global Government Bond (unhedged) Index.

The Portfolio underperformed the benchmark over the fiscal year. The Portfolio’s duration positioning was the largest detractor over the period, primarily driven by an overweight in Canadian and Australian front-end rates and a curve steepener position in United Kingdom rates.

The Portfolio’s currency exposure also detracted, driven by an overweight exposure in emerging market currencies. Most notably, the Portfolio’s exposures in Polish zloty and Hungarian forint detracted.

Amongst security selection within the Portfolio, corporate, securitized, government/swap and emerging market debt holdings contributed positively. The most important effect on performance came from government/swap selection, where positive returns were driven by the Portfolio’s exposure to Japan. The Portfolio’s cross-sector positioning was the main contributor over the period, primarily driven by an overweight bias to spread sectors, particularly high yield corporate bonds, which performed well over the year.

The Portfolio utilizes derivatives for the purposes of efficient portfolio management and to hedge out undesired risks. For the period, the Portfolio’s use of interest rate swaps negatively impacted performance.

728

Goldman Sachs Asset Management International

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3

SA Goldman Sachs Multi-Asset Insights Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	10.71%	10.43%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	7.80%	7.51%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 38.5% S&P 500® Index, 3.5% S&P MidCap 400 Index, 3.5% Russell 2000 Index, 24.5% MSCI EAFE Index (net) and 30% Bloomberg U.S. Government / Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Goldman Sachs Multi-Asset Insights Portfolio - Class 3 shares posted a return of 10.43% for the 12-month period ended January 31, 2022, compared to 23.29% for the S&P 500® Index, 14.05% for the S&P MidCap 400® Index, -1.21% for the Russell 2000 Index, 7.03% for the MSCI EAFE Index (net), and -3.13% for the Bloomberg U.S. Government/Credit Bond Index. The blended benchmark of 38.5% S&P 500® Index / 3.5% S&P MidCap 400® Index / 3.5% Russell 2000 Index / 24.5% MSCI EAFE Index (net)/ 30% Bloomberg U.S. Government/Credit Bond Index returned 9.86%.

Over the fiscal year, both the Portfolio and its blended benchmark posted positive total returns with the Portfolio outperforming the benchmark. Underlying security selection was the primary driver of outperformance. The Portfolio’s dynamic positioning also contributed to overall performance. Portfolio outperformance was partially offset by the Portfolio’s strategic asset allocation.

729

Goldman Sachs Asset Management International

SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3 — (continued)

Within equities, the primary drivers of outperformance were allocations to U.S. all-cap equities and international large-cap equities. Off-benchmark exposure to global infrastructure also contributed positively. However, the Portfolio’s allocation to emerging markets equities detracted from performance. Within fixed income, exposure to 10-year U.S. Treasuries detracted from returns as yields rose during the period. However, investment grade credit exposure added to performance.

Within U.S. all-cap equities and international large-cap equities, security selection contributed to excess returns while sector allocation detracted. Within the investment themes, sentiment analysis contributed the most followed by fundamental mispricing. Additionally, themes and trends as well as quality contributed positively. Holdings in the industrials, real estate, and consumer staples sector contributed the most. Holdings in the information technology, energy, and consumer discretionary sectors detracted the most. The largest individual stock contributor was Nippon Yusen KK, while the largest stock detractor was an underweight to NVIDIA Corp.

The Portfolio utilizes derivatives for efficient portfolio management. Within fixed income, the Portfolio’s use of Treasury futures detracted.

730

SunAmerica Asset Management, LLC

SA Index Allocation 60/40 Portfolio — Class 3

SA Index Allocation 60/40 Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	9.12%	8.95%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	9.52%	9.27%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 40% S&P 500® Index, 5% S&P MidCap 400 Index, 5% Russell 2000 Index, 10% MSCI EAFE Index (net), 20% Bloomberg Barclays U.S. Government /Credit Bond Index and 20% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

731

SunAmerica Asset Management, LLC

SA Index Allocation 60/40 Portfolio — Class 3 — (continued)

The SA Index Allocation 60/40 Portfolio — Class 3 shares posted a return of 8.95% for the 12-month period ended January 31, 2022, compared to a 23.29% return for the S&P 500® Index, a 14.05% return for the S&P MidCap 400® Index, a -1.21% return for the Russell 2000 Index, a 7.03% return for the MSCI EAFE Index (net), a -3.13% for the Bloomberg U.S. Government/Credit Bond Index, -2.62% for the Bloomberg U.S. Intermediate Government/Credit Bond Index, and a 9.12% return for the blended benchmark consisting of 40% S&P 500® Index, 5% S&P Midcap 400® Index, 5% Russell 2000 Index, 10% MSCI EAFE Index (net), 20% Bloomberg U.S. Government/Credit Bond Index and 20% Bloomberg U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. Underlying index portfolios trailed their benchmarks in aggregate after fees, detracting from performance. Within equities, a modest overweight to small- and mid cap equities also hurt performance. Exposure to longer-dated maturities within fixed income also detracted from results in a rising rate environment. Asset allocation decisions overall within the broad equity and fixed income asset classes contributed positively to results. An underweight position in international equities had a positive impact on results.

732

SunAmerica Asset Management, LLC

SA Index Allocation 80/20 Portfolio — Class 3

SA Index Allocation 80/20 Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	13.25%	13.03%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	11.45%	11.17%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index represents the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 50% S&P 500® Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 15% MSCI EAFE Index (net), 10% Bloomberg U.S. Government /Credit Bond Index and 10% Bloomberg U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Index Allocation 80/20 Portfolio — Class 3 shares posted a return of 13.03% for the 12-month period ended January 31, 2022, compared to a 23.29% return for the S&P 500® Index, a 14.05% return for the S&P MidCap 400® Index, a -1.21% return for the Russell 2000 Index, a 7.03% return for the MSCI EAFE Index (net), a -3.13% for the Bloomberg U.S. Government/Credit Bond Index, -2.62% for the Bloomberg U.S. Intermediate Government/Credit Bond Index, and a 13.16% return for the blended benchmark consisting of 50% S&P 500® Index, 10% S&P Midcap 400® Index, 5% Russell 2000 Index, 15% MSCI EAFE Index (net), 10% Bloomberg U.S. Government/Credit Bond Index and 10% Bloomberg U.S. Intermediate Government/Credit Bond Index.

733

SunAmerica Asset Management, LLC

SA Index Allocation 80/20 Portfolio — Class 3 — (continued)

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. Underlying index portfolios trailed their benchmarks in aggregate after fees, detracting from performance. Within equities, a modest overweight to small and mid cap equities also hurt performance. Exposure to longer-dated maturities within fixed income also detracted from results in a rising rate environment. Asset allocation decisions overall within the broad equity and fixed income asset classes contributed positively to results. An underweight position in international equities had a positive impact on results.

734

SunAmerica Asset Management, LLC

SA Index Allocation 90/10 Portfolio — Class 3

SA Index Allocation 90/10 Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	15.23%	14.94%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	12.27%	12.00%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index represents the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 55% S&P 500® Index, 10% S&P MidCap 400 Index, 5% Russell 2000 Index, 20% MSCI EAFE Index (net), 5% Bloomberg Barclays U.S. Government /Credit Bond Index and 5% Bloomberg Barclays U.S. Intermediate Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

735

SunAmerica Asset Management, LLC

SA Index Allocation 90/10 Portfolio — Class 3 — (continued)

The SA Index Allocation 90/10 Portfolio — Class 3 shares posted a return of 14.94% for the 12-month period ended January 31, 2022, compared to a 23.29% return for the S&P 500® Index, a 14.05% return for the S&P MidCap 400® Index, a -1.21% return for the Russell 2000 Index, a 7.03% return for the MSCI EAFE Index (net), a -3.13% for the Bloomberg U.S. Government/Credit Bond Index, -2.62% for the Bloomberg U.S. Intermediate Government/Credit Bond Index, and a 15.02% return for the blended benchmark consisting of 55% S&P 500® Index, 10% S&P Midcap 400® Index, 5% Russell 2000 Index, 20% MSCI EAFE Index (net), 5% Bloomberg U.S. Government/Credit Bond Index and 5% Bloomberg U.S. Intermediate Government/Credit Bond Index.

The Portfolio invests in equity and fixed income index underlying portfolios, but actively manages its allocation to each underlying portfolio and between equities and fixed income.

During the period, the Portfolio underperformed its blended benchmark. Underlying index portfolios trailed their benchmarks in aggregate after fees, detracting from performance. Within equities, a modest overweight to small- and mid cap equities also hurt performance. Exposure to longer-dated maturities within fixed income also detracted from results in a rising rate environment. Asset allocation decisions overall within the broad equity and fixed income asset classes contributed positively to results. An underweight position in international equities had a positive impact on results.

736

SunAmerica Asset Management, LLC

SA International Index Portfolio — Class 1

SA International Index Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	7.73%	7.41%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	7.09%	6.82%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA International Index Portfolio — Class 1 shares posted a return of 7.73% for the 12-month period ended January 31, 2022, compared to a 7.03% return for the MSCI EAFE Index (net).

The Portfolio is passively managed to match the MSCI EAFE Index (net) before expenses. For the reporting period, domestic and international stock markets rallied as the Russell 1000 Index and S&P 500® Index advanced 20.32% and 23.29%, respectively, while the MSCI World Index (net), MSCI ACWI ex USA Index (net) and MSCI EAFE Index (net) returned 16.53%, 3.63%, and 7.03%, respectively.

With respect to sector performance among the MSCI EAFE Index (net) constituents, the energy, consumer cyclicals, and finance sectors were top contributors, while performance in the consumer services, telecommunications, and utilities sectors offset gains.

In terms of individual contributors, LVMH Moet Hennessey Louis Vuitton SE (France), ASML Holding NV (Netherlands), Toyota Motor Corp. (Japan), Nestle SA (Switzerland), and Novo Nordisk A/S, Class B (Denmark) were top performers during the period. At the other end of the spectrum, SoftBank Group Corp. (Japan), M3, Inc. (Japan), Nidec Corp. (Japan) were principal detractors, as was Prosus NV (Netherlands).

737

Invesco Advisers, Inc.

SA Invesco Growth Opportunities Portfolio — Class 1

SA Invesco Growth Opportunities Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	-12.13%	-12.22%	-12.34%
5-year	15.55%	15.39%	15.26%
10-year	13.20%	13.06%	12.93%
Since Inception	4.52%	6.93%	10.89%
*	Inception date for Class 1: 7/05/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Invesco Growth Opportunities Portfolio - Class 1 shares posted a return of -12.13% for the 12-month period ended January 31, 2022, compared to a -15.04% return for the Russell 2000 Growth Index.

A combination of stock selection and sector allocation drove the Portfolio’s outperformance during the fiscal year. Specifically, stock selection and an underweight exposure to the health care sector, as well as stock selection and an overweight to the industrials sector, were key contributors to relative returns. A minor allocation to ancillary cash was also a notable relative contributor during the period.

Conversely, stock selection within the information technology sector, as well as stock selection and underweight exposures to the consumer staples, energy and financials sectors, detracted from the Portfolio’s relative returns.

At the stock level, Bill.com Holdings, Inc., Welbilt, Inc. and Builders FirstSource, Inc. were the top absolute contributors to Portfolio performance. Top detractors to absolute performance included Twist Bioscience Corp., Berkeley Lights, Inc. and Danimer Scientific, Inc.

738

Invesco Advisers, Inc.

SA Invesco Main Street Large Cap Portfolio — Class 1

SA Invesco Main Street Large Cap Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	20.40%	20.20%	20.11%
5-year	13.76%	13.57%	13.47%
10-year	13.69%	13.52%	13.41%
Since Inception	8.84%	7.79%	10.01%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The Russell 1000® Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents 92% of the total market capitalization of the Russell 3000® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Invesco Main Street Large Cap Portfolio — Class 1 shares posted a return of 20.40% for the 12-month period ended January 31, 2022, compared to a 20.32% return for the Russell 1000 Index.

The Portfolio’s outperformance was mainly driven by stock selection in the health care, information technology, and industrials sectors. This was offset by weaker stock selection in the energy, communication services, and financials sectors.

The key individual contributors to relative performance included Applied Materials, Capital One, and Prologis. The key individual detractors to relative performance included Alphabet (due to being underweight), Amazon, and NVIDIA (due to not owning).

Sector allocation was a modest drag to the level of outperformance from stock selection, but there were no significant under- or overweight sector exposures. At the end of the period, all sector weights were within 3% of the Index.

739

Janus Investors US LLC

SA Janus Focused Growth Portfolio — Class 1

SA Janus Focused Growth Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	13.57%	13.39%	13.24%
5-year	21.46%	21.27%	21.16%
10-year	15.79%	15.62%	15.50%
Since Inception	9.07%	9.77%	10.95%
*	Inception date for Class 1: 12/29/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Janus Focused Growth Portfolio — Class 1 shares posted a return of 13.57% for the 12-month period ended January 31, 2022, compared to a 17.52% return for the Russell 1000 Growth Index.

The Russell 1000 Growth Index posted a positive return, ending the period with a significant gain despite periods of heightened market volatility. Relative performance was primarily driven by negative stock selection. Stock selection in the communication services, industrials and consumer discretionary sectors detracted from relative performance. Stock selection in the financials, health care and materials sectors contributed to relative performance.

The largest relative detractors during the period included Snap Inc. Class A, Twilio Inc. Class A and CoStar Group Class A. The leading relative contributors included Blackstone, Inc., Class A, NVIDIA Corp. and PayPal Holdings Inc.

740

J.P. Morgan Investment Management Inc.

SA JPMorgan Diversified Balanced Portfolio — Class 1

SA JPMorgan Diversified Balanced Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	8.18%	8.02%	7.93%
5-year	8.89%	8.73%	8.62%
10-year	9.18%	9.02%	8.91%
Since Inception	6.75%	5.62%	6.95%
*	Inception date for Class 1: 6/3/96; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg U.S. Government/ Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[3]	The Blended Index is comprised of 60% MSCI World Index (net) and 40% Bloomberg U.S. Government / Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Diversified Balanced Portfolio — Class 1 shares posted a return of 8.18% for the 12-month period ended January 31, 2022, compared to 16.53% for the MSCI World Index (net), -3.13% for the Bloomberg U.S. Government/Credit Bond Index and 8.41% for 60% MSCI World Index (net) / 40% Bloomberg U.S. Government/Credit Bond Index blended benchmark.

Asset allocation decisions detracted slightly from performance over the period. Within equities, the Portfolio’s allocation to U.S. equities contributed, while the allocation to international equities detracted. Within fixed income, from an asset allocation standpoint, the Portfolio’s allocation to U.S. high yield fixed income contributed positively to results.

Security selection decisions contributed positively to performance over the period. Within equities, security selection within global equities and U.S. value equities contributed positively to results, while security selection in U.S. growth and emerging markets equities detracted. Within fixed income, security selection within core bonds and high yield bonds contributed to performance.

The Portfolio uses derivatives for efficient portfolio management. Overall, the Portfolio’s use of equity futures over the period contributed positively to performance.

741

J.P. Morgan Investment Management Inc.

SA JPMorgan Emerging Markets Portfolio — Class 1

SA JPMorgan Emerging Markets Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	-3.39%	-3.53%	-3.64%
5-year	8.66%	8.48%	8.38%
10-year	4.00%	3.84%	3.74%
Since Inception	5.22%	8.07%	9.23%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI Emerging Markets Index (net) measures the performance of companies representative of the market structure of 25 emerging economies. The MSCI Emerging Markets Index (net) excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Emerging Markets Portfolio — Class 1 shares posted a return of -3.39% for the 12-month period ended January 31, 2022, compared to a -7.23% return for the MSCI Emerging Markets Index (net).

The Portfolio outperformed its benchmark for the year. Stock selection boosted relative returns, while country allocation detracted. Stock selection in Taiwan was a leading contributor to returns, most notably led by the Portfolio’s exposure to Evergreen Marine, a company that provides marine shipping services. The Portfolio’s overweight to Russia also boosted returns during the period.

On the downside, the Portfolio’s lack of exposure to Saudi Arabia weighed on relative performance. Stock selection in India also hurt performance over the twelve-month period, specifically driven by not owning Reliance Industries, a company that engages in hydrocarbon exploration and productions, petroleum refining and marketing.

742

J.P. Morgan Investment Management Inc.

SA JPMorgan Equity-Income Portfolio — Class 1

SA JPMorgan Equity-Income Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	27.93%	27.72%	27.65%
5-year	13.06%	12.89%	12.77%
10-year	13.30%	13.13%	13.02%
Since Inception	9.48%	7.08%	9.28%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book and lower expected growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Equity-Income Portfolio — Class 1 shares posted a return of 27.93% for the 12-month period ended January 31, 2022, compared to a 23.37% return for the Russell 1000 Value Index.

For the year ended January 31, 2022, the Portfolio outperformed the Russell 1000 Value Index with positive stock selection across the majority of the sectors. Particularly, strong stock selection in the industrials and information technology sectors contributed to performance. On the other hand, weak stock selection in the consumer discretionary and utilities sectors hurt performance.

At the stock-specific level, ConocoPhillips, EOG Resources, Inc. and Bank of America, Corp. were the top contributors to performance for the period. Alternatively, The Gap, Inc., Medtronic, Plc. and V.F. Corp. were the top stock-specific detractors for the period.

743

J.P. Morgan Investment Management Inc.

SA JPMorgan Global Equities Portfolio — Class 1

SA JPMorgan Global Equities Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	18.63%	18.41%	18.32%
5-year	10.85%	10.69%	10.57%
10-year	10.04%	9.87%	9.77%
Since Inception	6.89%	5.93%	8.36%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Global Equities Portfolio — Class 1 shares posted a return of 18.63% for the 12-month period ended January 31, 2022, compared to a 16.53% return for the MSCI World Index (net).

During the period, companies exhibiting combined quality, value and momentum characteristics outperformed. The Portfolio outperformed the Index in seven of 11 sectors and across all regions except the United Kingdom.

Stock selection in the communication services and industrials sectors contributed to performance, while stock selection in the utilities and consumer discretionary sectors detracted from returns. By region, stock selection in continental Europe contributed the most while an underweight to the United Kingdom slightly detracted from returns.

Overweight positions in EOG Resources, Inc. and Bank of America Corp. were the top performers for the year. The Portfolio’s holding in Fluence Energy, Inc. as well as an overweight position in Hologic, Inc. detracted from performance.

744

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1

SA JPMorgan MFS Core Bond Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	-2.34%	-2.50%	-2.58%
5-year	3.48%	3.35%	3.24%
10-year	2.75%	2.61%	2.51%
Since Inception	5.92%	5.31%	5.92%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 11/11/02.

[1]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan MFS Core Bond Portfolio — Class 1 shares posted a return of -2.34% for the 12-month period ended January 31, 2022, compared to a -2.97% return for the Bloomberg U.S. Aggregate Bond Index.

The Portfolio component managed by J.P. Morgan Investment Management Inc. outperformed the Bloomberg U.S. Aggregate Bond Index during the period. U.S. Treasury rates moved higher across the curve during the fiscal period: 2-year yields increased by 107 basis points (bps) to 1.18%, 10-year yields increased by 71 bps to 1.78%, and 30-year yields increased 28 bps to 2.11%. The Portfolio’s duration and yield curve positioning were a net positive to performance, as the Portfolio was largely equal weight the 5-10 year portion of the curve, underweight 20- and 30-year key rates, and maintained a shorter duration posture versus the Index.

The Portfolio’s agency mortgage-backed securities (MBS) outperformed mortgages in the Index. The Portfolio’s bias for, and moreover security selection within, specified pools, agency collateralized mortgage obligation (CMOs), and agency multi-family (generically agency commercial MBS (CMBS)), was the primary driver of returns during the period. Within the securitized credit sectors, the Portfolio’s overweight and security selection was positive. In addition, the Portfolio’s overweight to corporates on both a market value and spread duration contribution basis and security selection in the sector were strong contributors.

745

J.P. Morgan Investment Management Inc.

Massachusetts Financial Services Company

SA JPMorgan MFS Core Bond Portfolio — Class 1 — (continued)

The Portfolio component managed by Massachusetts Financial Services Company outperformed the Bloomberg U.S. Aggregate Bond Index during the period. The Portfolio’s sector allocation was a primary factor that contributed to performance relative to the Index over the period. Out-of-benchmark exposure to collateralized loan obligations (CLOs), overweights to corporate bonds and CMBS, and an underweight to agency mortgage-backed securities contributed to relative return. Quality allocation was additive as well, in particular a down-in-quality bias among corporate bonds. From a security selection perspective, strong selection within corporate bonds, particularly within industrials and financials aided relative returns. The Portfolio’s shorter duration stance also supported relative returns as interest rates generally rose throughout the reporting period. Conversely, yield curve positioning modestly detracted from relative performance, offsetting much of the positive effect of the duration underweight.

746

J.P. Morgan Investment Management Inc.

SA JPMorgan Mid-Cap Growth Portfolio — Class 1

SA JPMorgan Mid-Cap Growth Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	-2.91%	-3.07%	-3.17%
5-year	18.77%	18.57%	18.45%
10-year	15.76%	15.58%	15.47%
Since Inception	8.46%	6.84%	11.84%
*	Inception date for Class 1: 4/1/99; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA JPMorgan Mid-Cap Growth Portfolio — Class 1 shares posted a return of -2.91% for the 12-month period ended January 31, 2022, compared to a -1.49% return for the Russell Midcap Growth Index.

The Portfolio underperformed the Index for the fiscal year. Stock selection was the primary driver of underperformance during the period. Stock selection within as well as an underweight exposure in the real estate and energy sectors were the top detractors. Stock selection within as well as an overweight exposure in the financials sector was the top contributor, followed by stock selection in the information technology sector. Overweight positions in Teladoc Health, Inc. and Roku, Inc. were the top detractors from performance for the year. Not owning Peloton Interactive, Inc., Class A and an overweight position in EOG Resources, Inc. were the top contributors to performance.

As of January 31, 2022, the Portfolio’s largest overweight exposures are in the health care and financials sectors. The largest underweight exposures are in the information technology and real estate sectors.

747

SunAmerica Asset Management, LLC

SA Large Cap Growth Index Portfolio — Class 1

SA Large Cap Growth Index Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	21.21%	20.91%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	20.62%	20.32%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

[1]

The S&P 500® Growth Index measures the performance of large-cap U.S. dollar-denominated U.S. equities as determined using three factors: sales growth, the ratios of earnings change to price and momentum.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Large Cap Growth Index Portfolio — Class 1 shares posted a return of 21.21% for the 12-month period ended January 31, 2022, compared to a 21.58% return for the S&P 500® Growth Index.

The Portfolio is passively managed to match the S&P 500® Growth Index before expenses.

During the period, U.S. equities advanced, as value outperformed growth in the large-, mid-, and small-cap categories. Within the S&P 500® Growth Index, the energy, information technology, and business services sectors returned 71.21%, 31.26%, and 26.61%, respectively. The consumer non-cyclicals and telecommunications sectors significantly underperformed the 21.58% return generated by the S&P 500® Growth Index.

Examples of top-contributing Index holdings during the period included Microsoft Corp., Apple Inc., Alphabet Inc. Class A and Class C, NVIDIA Corp., and Meta Platforms Inc. Class A. Portfolio laggards included Amazon.com, Inc., Moderna, Inc., Netflix, Inc., PayPal Holdings, Inc., and Activision Blizzard, Inc.

748

SunAmerica Asset Management, LLC

SA Large Cap Index Portfolio — Class 1

SA Large Cap Index Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	22.92%	22.62%
5-year	16.37%	N/A
10-year	14.89%	N/A
Since Inception	7.50%	15.49%
*	Inception date for Class 1: 12/14/98; Class 3: 10/6/17

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in small companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Large Cap Index Portfolio — Class 1 shares posted a return of 22.92% for the 12-month period ended January 31, 2022, compared to a 23.29% return for the S&P 500® Index.

The Portfolio is passively managed to match the S&P 500® Index before expenses.

For the period, domestic stocks posted broad-based returns as most major indices posted gains, as the S&P 500®, Russell Midcap and NASDAQ Composite Indices returned 23.29%, 13.85%, and 9.65%, respectively, with the Russell 2000 posting a loss of -1.21%

Within the S&P 500® Index, energy, business services and information technology were the top-performing sectors during the period, returning 77.47%, 30.20%, and 29.37%, respectively. The telecommunications, consumer services and consumer non-cyclicals sectors were the principal laggards, returning -1.02%, 6.52%, and 10.92%, respectively.

In terms of individual contributors, Microsoft Corp., Apple, Inc., Alphabet, Inc. Class A and Class C, NVIDIA Corp. and Berkshire Hathaway, Inc., Class B were the most additive holdings during the period. At the other end of the spectrum, Amazon.com, Inc., PayPal Holdings, Inc., Moderna, Inc., Netflix, Inc., and Walt Disney Co. detracted the most from performance.

749

SunAmerica Asset Management, LLC

SA Large Cap Value Index Portfolio — Class 1

SA Large Cap Value Index Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	24.29%	24.03%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	12.02%	11.74%
*	Inception date for Class 1: 5/1/18; Class 3: 5/1/18

[1]	The S&P 500® Value Index measures the performance of large-cap U.S. dollar-denominated U.S. equities as determined using three factors: the ratios of book value, earnings and sales to price.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Large Cap Value Index Portfolio — Class 1 shares posted a return of 24.29% for the 12-month period ended January 31, 2022, compared to a 24.85% return for the S&P 500® Value Index.

The Portfolio is passively managed to match the S&P 500® Value Index before expenses.

During the period, the market was led higher as the S&P 500® Index, Russell 1000 Index, Russell Midcap Index, and NASDAQ Composite advanced 23.29%, 20.32%, 13.85%, and 9.65%, respectively, with the Russell 2000 Index posting a loss of -1.21%.

Within the S&P 500® Value Index, energy, financials, and business services were the top-performing sectors. On the other hand, the telecommunications, consumer services, and utilities sectors were the principal laggards during the period.

Among individual holdings, Berkshire Hathaway Inc. Class B, Exxon Mobile Corp., Bank of America Corp., Pfizer, Inc., and Wells Fargo & Company were top contributors during the reporting period. At the other end of the spectrum, Walt Disney Co., Intel, NextEra Energy, Inc., ViacomCBS, Inc. Class B, and AT&T, Inc. detracted the most from performance.

750

Massachusetts Financial Services Company

SA MFS Blue Chip Growth Portfolio — Class 1

SA MFS Blue Chip Growth Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	19.12%	19.01%	18.85%
5-year	19.09%	18.91%	18.78%
10-year	15.78%	15.61%	15.49%
Since Inception	5.69%	7.43%	10.21%
*	Inception date for Class 1: 7/5/00; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yields and higher forecasted growth values.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Blue Chip Growth — Class 1 shares posted a return of 19.12% for the 12-month period ended January 31, 2022, compared to a 17.52% return for the Russell 1000 Growth Index.

Stock selection in the real estate sector contributed to performance relative to the Russell 1000 Growth Index. Within this sector, the Portfolio’s overweight positions in real estate investment trust Extra Space Storage and storage facility operator Public Storage benefited relative performance. Stock selection in the industrials sector also bolstered relative results. However, there were no individual securities within this sector that were among the Portfolio’s top relative contributors during the reporting period.

Stocks in other sectors that helped relative returns included the timing of the Portfolio’s ownership in shares of internet TV and movie subscription services provider Netflix, biotechnology company IDEXX Laboratories and financial services and digital payments company Block, and overweight positions in software company Atlassian Corp. PLC, Class A†, semiconductor chips and electronics engineering solutions provider Applied Materials, Inc., healthcare company McKesson Corp., IT servicing firm Accenture and software engineering solutions and technology services provider EPAM Systems, Inc.

Stock selection in the consumer discretionary sector detracted from relative performance. Within this sector, the Portfolio’s overweight positions in fast food restaurant operator Yum China Holdings, Inc. and discount department store operator Ross Stores, Inc., and an underweight position in electric vehicle manufacturer Tesla, Inc., held back relative results. Stock selection and an underweight position in the consumer staples sector also weighed on relative performance. However, there were no individual securities within this sector that were among the Portfolio’s top relative detractors during the reporting period.

751

Massachusetts Financial Services Company

SA MFS Blue Chip Growth Portfolio — Class 1 — (continued)

Elsewhere, the Portfolio’s underweight position in computer graphics processors maker NVIDIA Corp. and biotechnology company Moderna, Inc., and overweight positions in digital payment technology developer PayPal Holdings, Inc., cybersecurity products provider CrowdStrike Holdings, Inc., Class A, life sciences company Maravai LifeSciences Holdings, Inc., Class A and cable services provider Charter Communications Inc., Class A hindered relative performance. In addition, the timing of the Portfolio’s ownership in shares of medical device manufacturer Align Technology, Inc. further dampened relative results.

752

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio — Class 1

MFS Massachusetts Investors Trust Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	21.89%	21.72%	21.60%
5-year	15.64%	15.46%	15.35%
10-year	14.39%	14.22%	14.11%
Since Inception	8.97%	8.25%	10.54%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Massachusetts Investors Trust Portfolio — Class 1 shares posted a return of 21.89% for the 12-month period ended January 31, 2022, compared to a 23.29% return for the S&P 500® Index.

During the period, stock selection within both the financials and real estate sectors detracted from performance relative to the S&P 500® Index. However, there were no individual securities within either sector that were among the Portfolio’s top relative detractors during the reporting period.

Security selection within the information technology sector also weighed on relative performance. Here, not owning shares of computer graphics processor maker NVIDA, an overweight position in global provider of banking and payment technologies Fidelity National Information Services and an underweight position in computer and personal electronics maker Apple held back relative results.

Stocks in other sectors that further dampened relative performance included overweight positions in video game maker Electronic Arts, medical technology company Becton, Dickinson and Co., medical device maker Medtronic and diversified technology and manufacturing company Honeywell International. The Portfolio’s holdings of food processing company Danone and cable and broadband communications provider Cable One also held back relative returns. Not owning strong-performing integrated oil and gas company Exxon Mobil further dampened relative results as the stock outpaced the benchmark during the reporting period.

A combination of security selection and an underweight allocation to the consumer discretionary sector strengthened relative performance. Within this sector, an underweight holding of internet retailer Amazon.com and an overweight position in shares of specialty rural lifestyle retailer Tractor Supply supported relative returns.

753

Massachusetts Financial Services Company

SA MFS Massachusetts Investors Trust Portfolio — Class 1 — (continued)

Stocks in other sectors that further benefited relative results included overweight positions in oil and gas company ConocoPhillips, technology company Alphabet and financial services firm Bank of America. The Portfolio’s holdings of global alternative asset manager Blackstone Group and research organization PRA Health Sciences further supported relative returns. Additionally, not owning shares of digital payment technology developer PayPal, diversified entertainment company Walt Disney and internet TV shows and movie subscription services provider Netflix boosted relative performance.

754

Massachusetts Financial Services Company

SA MFS Total Return Portfolio — Class 1

SA MFS Total Return Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	12.43%	12.20%	12.13%
5-year	9.01%	8.84%	8.73%
10-year	8.97%	8.80%	8.70%
Since Inception	8.33%	6.52%	7.32%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index consists of 40% Bloomberg U.S. Aggregate Bond Index and 60% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA MFS Total Return Portfolio — Class 1 shares posted a return of 12.43% for the 12-month period ended January 31, 2022, compared to a 23.29% return for the S&P 500® Index and a -2.97% return for the Bloomberg U.S. Aggregate Bond Index. The blended benchmark comprising 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index returned 12.26%.

Within the equity portion of the Portfolio, an overweight position and, to a lesser extent, stock selection in the financials sector benefited performance relative to the S&P 500® Index. Here, the Portfolio’s overweight positions in financial services firms Charles Schwab, Bank of America Corp. Goldman Sachs, Inc. contributed to relative returns.

An underweight allocation and security selection within the consumer discretionary sector also supported relative performance. Within this sector, not holding shares of internet retailer Amazon.com aided relative returns as the stock underperformed the S&P 500® Index over the period. Stock selection in the industrials sector further strengthened relative performance, led by the Portfolio’s overweight position in building controls and systems supplier Johnson Controls International.

Within the fixed income portion of the Portfolio relative to the Bloomberg U.S. Aggregate Bond Index, a duration underweight contributed to relative performance as interest rates generally rose over the reporting period. An overweight allocation to securitized debt, including asset-backed securities (ABS), commercial mortgage-backed Securities (CMBS), and off-benchmark exposure to collateralized loan obligations (CLOs), was additive to relative return, as was positioning in this segment of the markets. Both an overweight and quality allocation in corporate bonds supported relative returns, primarily due to a down-in-quality bias within industrials. Security selection in agency MBS and Treasuries also aided relative performance.

755

Massachusetts Financial Services Company

SA MFS Total Return Portfolio — Class 1 — (continued)

Within the equity portion of the Portfolio, both stock selection and an underweight position in the information technology sector detracted from performance relative to the S&P 500® Index. Within this sector, not holding shares of computer graphics processor manufacturer NVIDIA and computer and personal electronics maker Apple, Inc., in addition to underweighting shares of software producer Microsoft Corp., weakened relative returns. A combination of security selection and an overweight position in the health care sector also weighed on relative performance. Here, the Portfolio’s overweight positions in medical device manufacturer Medtronic, PLC global health services provider Cigna Corp. and diversified health care products manufacturer Johnson & Johnson hindered relative results as the stocks of all three companies underperformed the S&P 500® Index during the period.

Within the fixed income portion of the Portfolio, yield curve positioning weakened performance relative to the Bloomberg U.S. Aggregate Bond Index, driven by underweights at the relatively resilient long end of the curve.

756

SunAmerica Asset Management, LLC

SA Mid Cap Index Portfolio — Class 1

SA Mid Cap Index Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	13.55%	13.22%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	10.48%	10.20%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Mid Cap Index Portfolio — Class 1 shares posted a return of 13.55% for the 12-month period ended January 31, 2022, compared to a 14.05% return for the S&P MidCap 400® Index.

The Portfolio is passively managed to match the S&P MidCap 400® Index before expenses.

The market environment for the period was particularly strong as most domestic stock indices posted positive returns, including the S&P MidCap 400® Index which advanced 14.05%. During the period, large-cap stocks outperformed small-cap stocks, and value outperformed growth across large-, small-, and mid-cap companies.

With respect to individual holdings, top contributors to performance included Signature Bank, Bio-Techne Corporation, Avis Budget Group, Inc., FactSet Research Systems Inc., and Builders FirstSource, Inc., Portfolio laggards included Sunrun Inc., Quidel Corporation, Amedisys, Inc., Boston Beer Company, Inc. Class A, and Universal Display Corporation.

The Portfolio utilizes index futures to equitize cash and to provide returns similar to that of the benchmark over time. The use of index futures added to performance over the period.

757

Morgan Stanley Investment Management Inc.

SA Morgan Stanley International Equities Portfolio — Class 1

SA Morgan Stanley International Equities Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	4.80%	4.68%	4.61%
5-year	7.57%	7.41%	7.31%
10-year	6.03%	5.86%	5.76%
Since Inception	3.79%	3.82%	6.20%
*	Inception date for Class 1: 10/28/94; Class 2: 7/9/01; Class 3: 9/30/02.

[1]

The MSCI EAFE Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

SA Morgan Stanley International Equities — Class 1 shares posted a return of 4.80% for the 12-month period ended January 31, 2022, compared to a 7.03% return for the MSCI EAFE Index (net).

The Index finished the period up 7%. There was variation between sectors, with a 42% gap between the best and worst performing during the period. Mounting inflation fears across developed markets helped energy (+34%) and financials (+20%), both seen as ‘inflation winners’, finish with double-digit positive returns. The industrials (+5%), information technology (+1%), and health care (+1%) sectors underperformed the Index. Consumer staples (+4%), the Portfolio’s key sector, also underperformed the Index.

There was less variation by geography among major EAFE markets. The United Kingdom (+20%), France (+19%), Italy (+17%), and Switzerland (+12%) outperformed the Index, while Spain (+5%), Singapore (+4%), and Germany (3%), although in positive territory, finished behind the Index. Hong Kong (-5%), Japan (-2%) and Australia (-0.2%) were the major markets in negative territory. The U.S. was up 20% during the period, significantly outperforming the Index.

The Portfolio’s one-year underperformance was due to both stock selection and sector allocation. Negative sector allocation was mainly driven by the Portfolio’s overweight in the consumer staples and information technology sectors as well as the underweight in the energy sector. The lack of holdings in the utilities sector was positive, but insufficient to compensate. In terms of stock selection, the Portfolio’s outperformance in the information technology and industrials sectors was outweighed by the underperformance in the consumer staples and communication services sectors. The Portfolio remains overweight defensive sectors versus cyclical sectors.

758

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO RAE International Value Portfolio — Class 2

SA PIMCO RAE International Value Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	9.93%	9.77%	9.62%
5-year	2.98%	2.84%	2.73%
10-year	4.31%	4.16%	4.05%
Since Inception	4.40%	5.21%	5.61%
*	Inception date for Class 1: 1/23/12; Class 2: 8/1/02; Class 3: 9/30/02.

[1]

The MSCI EAFE Value Index (net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:     The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA PIMCO RAE International Value Portfolio — Class 2 shares posted a return of 9.77% for the 12-month period ended January 31, 2022, compared to a 12.93% return for the MSCI EAFE Value Index (net).

International equity markets marched higher over the period as cyclical sectors such as energy and financials outperformed. In international markets, the value style outperformed growth by more than 12% over the reporting period.

Security selection in the industrials and consumer discretionary sectors detracted from relative returns, as the Portfolio’s holdings underperformed the benchmark. Underweight exposure to the financials sector detracted from relative returns, as the sector outperformed the benchmark. From a sector perspective, security selection in the communication services and utilities sectors contributed to relative returns, as the Portfolio’s holdings outperformed the benchmark. Underweight exposure to the real estate sector contributed to relative returns, as the sector underperformed the benchmark.

From a country perspective, overweight exposure to Canada contributed to relative returns, as the country outperformed the benchmark. Overweight exposure to and security selection in Luxembourg contributed to relative returns, as the country and the Portfolio’s holdings outperformed the benchmark. Security selection in Spain contributed to relative returns, as the Portfolio’s holdings outperformed the benchmark. Underweight exposure to and security selection in France detracted from relative returns, as the country outperformed the benchmark and the Portfolio’s holdings underperformed the benchmark. Overweight exposure to and security selection in Japan detracted from relative returns, as the country and the Portfolio’s holdings underperformed the benchmark. Underweight exposure to and security selection in the United Kingdom detracted from relative returns, as the country outperformed the benchmark and the Portfolio’s holdings underperformed the benchmark.

759

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO VCP Tactical Balanced Portfolio — Class 3

SA PIMCO VCP Tactical Balanced Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	3.59%	3.25%
5-year	7.42%	7.16%
10-year	N/A	N/A
Since Inception	7.30%	6.31%
*	Inception date for Class 1: 9/26/16; Class 3: 5/1/13

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[5]	The Blended Index is comprised of 40% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE Index (net) and 5% Russell 2000 Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA PIMCO VCP Tactical Balanced Portfolio — Class 3 returned 3.25% for the period ended January 31, 2022, compared to 23.29% for the S&P 500® Index, -2.97% for the Bloomberg U.S. Aggregate Bond Index, 7.03% for the MSCI EAFE (net) Index, -1.21% for the Russell 2000 Index, and a 8.72% return for the blended benchmark consisting of 40% S&P 500® Index, 40% Bloomberg U.S. Aggregate Bond Index, 15% MSCI EAFE (net) Index, 5% Russell 2000 Index.

Over the period, the CBOE Volatility Index (VIX) experienced multiple spikes driven by uncertainty surrounding the COVID-19 pandemic. Despite spikes in market volatility throughout the period, the S&P 500® Index ended the period higher. In response to the spikes in volatility, the Portfolio dynamically adjusted its equity exposure. The Portfolio’s dynamic equity allocation, obtained via equity futures contracts, detracted from relative performance. Additionally, downside risk mitigation strategies, obtained via S&P 500® put options, also detracted from relative performance.

760

Pacific Investment Management Company LLC (“PIMCO”)

SA PIMCO VCP Tactical Balanced Portfolio — Class 3 — (continued)

Within the fixed income component of the Portfolio, U.S. interest rate strategies detracted from relative performance. A duration overweight to the 7-year and 20-year segments of the U.S. curve detracted from performance as the U.S. curve shifted higher over the year, particularly in the 2-year to 7-year segments. Outside of the U.S., short exposure to United Kingdom interest rates for most of the period modestly added to performance as United Kingdom interest rates also shifted higher over the period. Within spread sectors, an underweight to investment-grade corporate credit added to performance as investment-grade corporate credit spreads modestly widened over the year. Additionally, coupon selection within agency mortgage-backed securities contributed to performance as lower coupons underperformed higher coupons. Finally, modest long exposure to non-agency mortgage-backed securities added to relative performance as non-agency mortgage-backed securities outperformed similar duration Treasuries.

Derivatives were instrumental in obtaining specific exposures and hedging certain Portfolio positions. Equity futures added to absolute performance, but detracted from relative performance. Equity options and interest rate futures detracted from absolute and relative performance, without taking substitutions, hedging, relative value, or other strategies into account.

761

PineBridge Investments, LLC

SA PineBridge High-Yield Bond Portfolio — Class 1

SA PineBridge High-Yield Bond Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	3.37%	3.21%	3.15%
5-year	5.87%	5.69%	5.62%
10-year	6.59%	6.43%	6.32%
Since Inception	6.33%	6.75%	8.01%
*	Inception date for Class 1: 2/9/93; Class 2: 7/9/01; Class 3: 9/30/02.

[1]	The ICE BofA U.S. High Yield Index tracks the performance of below investment grade U.S. denominated corporate bonds publicly issued in the U.S. domestic market.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA PineBridge High-Yield Bond Portfolio — Class 1 shares posted a return of 3.37% for the 12-month period ended January 31, 2022, compared to a 2.08% return for the ICE BofA U.S. High Yield Index.

Credit spreads, as measured by the option-adjusted spread (OAS) of the ICE BofA U.S. High Yield Index tightened 16 basis points during the period, ending at 363 basis points, with spreads trading as tight as 301 basis points during the year. U.S. Treasury rates traded higher during the period, with 5- and 10-year Treasury yields trading 119 basis points and 71 basis points higher, respectively.

Security selection and sector selection contributed to performance for the period, with security selection serving as the primary driver of relative performance. Security selection contributed to performance across most sectors during the period. Credit selection in the energy sector was the most notable contributor. Holdings among capital goods, consumer non-cyclical, finance company and transportation sectors also contributed to performance. These contributions more than offset detractions from holdings among consumer cyclicals. From a sector selection standpoint, overweight allocations to the energy and transportation sectors and an underweight allocation to the communications sector contributed to performance, more than offsetting detractions from overweight allocations to finance companies and REITs. Meanwhile, yield curve positioning was a detractor from performance during the period.

762

Putnam Investment Management, LLC

SA Putnam International Growth and Income Portfolio — Class 1

SA Putnam International Growth and Income Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 2*	Class 3*
1-year	17.13%	16.98%	16.93%
5-year	7.72%	7.54%	7.45%
10-year	6.45%	6.30%	6.19%
Since Inception	4.52%	4.32%	6.19%
*	Inception date for Class 1: 6/2/97; Class 2: 7/9/01; Class 3: 9/30/02

[1]

The MSCI EAFE Value Index (net) is a subset of the MSCI EAFE Index, and constituents of the index include securities from Europe, Australasia and the Far East. The index generally represents approximately 50% of the free float-adjusted market capitalization of the underlying MSCI EAFE Index, and consists of those securities classified by MSCI as most representing the value style, such as higher book value-to-price ratios, higher forward earnings-to-price ratios, higher dividend yields and lower forecasted growth rates than securities representing growth style. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Putnam International Growth and Income Portfolio — Class 1 shares posted a return of 17.13% for the 12-month period ended January 31, 2022, compared to a 12.93% return for the MSCI EAFE Value Index (net).

International and domestic markets posted gains for the period. Notable was the performance of international value stocks, which outpaced international growth stocks during the period.

Strong security selection, within both sectors and countries, was the leading contributor to outperformance. Positive allocation within sectors and countries also proved additive. On a sector level, relative outperformance was predominately driven by stock selection within the industrials, utilities, energy, communication services and financials sectors. Sector allocation, particularly an underweight to the real estate and utilities sectors, along with an overweight to the financials sector, also proved favorable. Security selection within the consumer discretionary and information technology sectors modestly detracted from relative results.

On a country level, positions within Japan, France, the Netherlands and Australia proved beneficial to relative results. Stock selection within the United Kingdom, Hong Kong and South Korea detracted. The Portfolio’s overweight to France, the Netherlands and the United Kingdom also had a positive relative impact.

Top relative contributors included the Portfolio’s overweight positions in ING Groep NV, Mitsubishi Corp., Veolia Environnement SA, AXA SA and an out of benchmark position in Suncor Energy, Inc. Avoidance of weak performing Softbank Group Corp. also proved favorable. Among the top relative detractors were the Portfolio’s positions in AIA Group, Ltd., Samsung Electronics Co., Ltd., Pan Pacific International Holdings Corp. and Lanxess AG. The Portfolio’s avoidance of strong performing Toyota Motor Corp. also had negative relative impact.

763

Schroders Investment Management North America, Inc.

SA Schroders VCP Global Allocation Portfolio — Class 3

SA Schroders VCP Global Allocation Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	8.64%	8.39%
5-year	5.77%	5.49%
10-year	N/A	N/A
Since Inception	5.77%	6.30%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]

The MSCI World Index (net) measures the performance of companies representative of the market structures of 23 developed market countries in North America, Europe and Asia/Pacific regions. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The Bloomberg U.S. Corporate Index measures investment grade, fixed–rate, taxable corporate bond market. It includes USD denominated securities publicly issued by US and non-US industrial, utility and financial issuers.

[3]	The Blended Index consists 60% MSCI World Index (net) and 40% Bloomberg U.S. Corporate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Schroders VCP Global Allocation Portfolio — Class 3 shares posted a return of 8.39% for the 12-month period ended January 31, 2022, compared to 16.53% for the MSCI World Index (net) and -3.13% for the Bloomberg U.S. Corporate Bond Index. The blended benchmark of 60% MSCI World Index (net) / 40% Bloomberg U.S. Corporate Bond Index returned 8.39%.

Equity asset allocation was negative over the period with an overweight exposure to emerging markets, which underperformed global developed markets as measured by the MSCI Emerging Markets Index (net) and the MSCI World Index (net) respectively, weighing on performance. The performance of the Portfolio relative to the blended benchmark was also driven by equity security selection within the growth portion of the Portfolio. Positive security selection was driven by tactical equity exposures within North America and Europe, excluding the United Kingdom.

Being underweight government bonds was beneficial in an environment in which global equities outperformed corporate and government bonds, as measured by the Bloomberg U.S. Aggregate Bond Index and the MSCI World Index (net), respectively. Security selection within the investment grade credit portion of the Portfolio was supportive.

The volatility mechanism was activated in February and March with synthetic de-risking in equities and fixed income. The synthetic de-risking detracted from returns. The 1-year realized volatility of the daily returns of the investment strategy did not exceed 10% over the period. The gap protection strategy detracted from overall performance.

Derivatives are used in the Portfolio to hedge certain positions and to obtain specific exposures. During the period, the Portfolio made use of futures and options. Overall, the use of equity and interest rate futures contributed while options detracted.

764

SunAmerica Asset Management, LLC

SA Small Cap Index Portfolio — Class 1

SA Small Cap Index Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	-1.75%	-2.04%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	9.32%	9.05%
*	Inception date for Class 1: 2/6/17; Class 3: 2/6/17.

[1]	The Russell 2000 Index represents measures the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA Small Cap Index Portfolio — Class 1 shares posted a return of -1.75% for the 12-month period ended January 31, 2022, compared to a -1.21% return for the Russell 2000 Index.

The Portfolio is passively managed to match the Russell 2000 Index before expenses.

The market environment for the period was particularly strong as most domestic stock indices posted positive returns. The small-cap segment trailed over the period with the Russell 2000 Index returning -1.21%, while the Russell 1000, Russell Midcap, and S&P 500® Indices advanced 20.32%, 13.85%, and 23.29%, respectively.

Examples of top-contributing holdings during the period included Caesars Entertainment Inc., Avis Budget Group, Inc., Ovintiv Inc., PDC Energy, Inc. and Alcoa Corp. At the other end of the spectrum, Plug Power Inc., GameStop Corp. Class A, Appian Corp., Invitae Corp., and FuelCell Energy, Inc. detracted the most from performance.

The Portfolio utilizes index futures to equitize cash and to provide returns similar to that of the benchmark over time. The use of index futures detracted from performance over the period.

765

T. Rowe Price Associates, Inc.

SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3

SA T. Rowe Price Asset Allocation Growth Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	11.40%	11.17%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	11.09%	10.81%
*	Inception date for Class 1; 10/6/17, Class 3; 10/6/17
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/ Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]	The Blended Index is comprised of 58% S&P 500® Index, 3% S&P MidCap 400 Index, 3% Russell 2000 Index, 16% MSCI EAFE Index (net) and 20% Bloomberg U.S. Government /Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA T. Rowe Price Asset Allocation Growth Portfolio — Class 3 shares posted a return of 11.17% for the 12-month period ended January 31, 2022, compared to 23.29% for the S&P 500® Index, 14.05% for the S&P MidCap 400® Index, -1.21% for the Russell 2000 Index, 7.03% for the MSCI EAFE Index (net), and -3.13% for the Bloomberg U.S. Government/Credit Bond Index. The blended benchmark of 58% S&P 500® Index / 3% S&P MidCap 400® Index / 3% Russell 2000 Index / 16% MSCI EAFE Index (net) / 20% Bloomberg U.S. Government/Credit Bond Index returned 14.04%.

Relative performance was driven by negative impacts from security selection, the Portfolio’s strategic allocation, and tactical allocation decisions. Security selection was driven primarily by negative impacts within U.S. large cap-growth equities. Selection in the U.S. large-cap core allocation contributed positively to performance, as did selection in international and U.S. small-cap equities.

A structural allocation to long-dated U.S. Treasuries detracted over the period. Tactical allocation decisions also had a negative impact on the Portfolio, driven largely by relative positioning among equities, fixed income, and cash, and an overweight to U.S. small-cap equities relative to large-cap equities. An overweight to U.S. large-cap value equities relative to growth also detracted, as did the Portfolio’s overweight to international equities relative to U.S. equities.

766

T. Rowe Price Associates, Inc.

SA T. Rowe Price VCP Balanced Portfolio — Class 3

SA T. Rowe Price VCP Balanced Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	8.31%	8.00%
5-year	9.39%	9.11%
10-year	N/A	N/A
Since Inception	9.29%	9.14%
*	Inception date for Class 1: 9/26/16; Class 3: 1/25/16.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]

The MSCI EAFE ® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[4]	The Blended Index consists 35% Bloomberg U.S. Aggregate Bond Index , 19.5% MSCI EAFE Index (net) and 45.5% S&P 500® Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA T. Rowe Price VCP Balanced Portfolio — Class 3 shares posted a return of 8.00% for the 12-month period ended January 31, 2022, compared to 23.29% for the S&P 500® Index, 7.03% for the MSCI EAFE Index (net), and -2.97% for the Bloomberg U.S. Aggregate Bond Index. The blended benchmark of 45.5% S&P 500® Index / 19.5% MSCI EAFE Index/ 35% Bloomberg U.S. Aggregate Bond Index returned 10.53%.

The Portfolio underperformed the blended benchmark for the fiscal year primarily due to the performance of the underlying portfolio and volatility control overlay. The underperformance of the underlying portfolio was driven predominantly by negative security selection, while tactical allocation decisions also detracted, and the Portfolio’s strategic allocation contributed positively. The negative impact from security selection was led by negative selection in U.S. large-cap growth equities, while selection in international equities, U.S. large-cap core, investment grade bonds, and high yield bonds contributed. The negative impact from tactical allocation decisions was driven by positioning among equity, fixed income, and cash allocations. An out-of-benchmark allocation to real assets equities contributed to performance as the allocation outperformed relative to broader equity markets. The Portfolio’s out-of-benchmark allocation to high yield bonds also contributed as high yield outperformed investment grade fixed income over the period.

The overlay component uses equity index and fixed income futures as principal tools to adjust the Portfolio’s net equity exposure and S&P 500® Index put options to protect against equity market drawdowns. The use of equity futures contributed to performance for the year, while the use of fixed income futures and put options detracted from performance.

767

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Allocation Portfolio — Class 3

SA VCP Dynamic Allocation Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	5.19%	4.93%
5-year	9.67%	9.39%
10-year	N/A	7.42%
Since Inception	9.40%	7.46%
*	Inception date for Class 1: 9/26/16; Class 3: 1/23/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA VCP Dynamic Allocation Portfolio — Class 3 shares returned 4.93% during the 12-month period ended January 31, 2022, compared to the 23.29% return for the S&P 500® Index, -2.97% for the Bloomberg U.S. Aggregate Bond Index, and a 12.26% return for the blended benchmark of 60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the period, the overall Portfolio underperformed the blended benchmark of 60% S&P 500® Index/ 40% Bloomberg U.S. Aggregate Bond Index due to underperformance of the Fund-of-Funds component as well as the Overlay component.

Within the equity portion of the Fund-of-Funds component, returns underperformed the S&P 500® Index. An overweight to underlying growth-oriented U.S. large-cap portfolios and exposure to underlying U.S. small- and mid-cap portfolios detracted from relative results. The Portfolio’s exposure to underlying international equity portfolios also detracted from performance as non-U.S. equity market returns as measured by the MSCI EAFE Index (net), were lower than S&P 500® Index’ returns during the period. Underlying equity portfolios in aggregate lagged their respective benchmarks which also hurt relative results. Within the fixed income portion of the Fund-of-Funds component, returns outperformed the Bloomberg U.S. Aggregate Bond Index. Exposure to inflation-linked, high yield and credit sectors as well as an underlying ultra-short bond portfolio contributed positively to returns.

768

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Allocation Portfolio — Class 3 — (continued)

Allocation decisions within the broad equity and fixed income asset classes added positively to the Fund-of-Funds component results. An overweight to rallying equities and underweight to lagging fixed income helped relative results.

The Overlay component includes S&P 500® Index futures and options to manage net equity exposure. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60% to 65% over the long term. The Portfolio’s returns were hurt due to the Overlay component during the period. In isolation, equity options detracted from absolute returns, while equity futures added to absolute returns.

769

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Strategy Portfolio — Class 3

SA VCP Dynamic Strategy Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	6.49%	6.20%
5-year	8.88%	8.61%
10-year	N/A	N/A
Since Inception	8.78%	7.31%
*	for Class 1: 9/26/16; Class 3: 7/16/12.

[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]

The Bloomberg U.S. Aggregate Bond Index combines several fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset backed securities.

[3]	The Blended Index is comprised of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA VCP Dynamic Strategy Portfolio — Class 3 shares returned 6.20% during the 12-month period ended January 31, 2022, compared to the 23.29% return for the S&P 500® Index, -2.97% for the Bloomberg U.S. Aggregate Bond Index, and a 12.26% return for the blended benchmark of 60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index.

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying Seasons Series Trust, and SunAmerica Series Trust portfolios, and an Overlay component which invests in cash, Treasuries and derivatives, to manage the Portfolio’s net equity exposure and generate income.

For the period, the overall Portfolio underperformed the blended benchmark of 60% S&P 500® Index/ 40% Bloomberg U.S. Aggregate Bond Index due to underperformance of the Fund-of-Fund component as well as the Overlay component.

Within the equity portion of the Fund-of-Funds component, returns lagged the S&P 500® Index. Allocations to underlying international equity, domestic small-cap and mid-cap equity portfolios detracted from relative results as these asset categories’ returns as measured by the MSCI EAFE Index (net), Russell 2000 Index and S&P MidCap 400® Index respectively, were lower than S&P 500® Index’ returns during the period. Also, exposure to underlying growth-oriented U.S. large-cap portfolios hurt performance.

Within the fixed income portion of the Fund-of-Funds component, returns beat the Bloomberg U.S. Aggregate Bond Index. Exposure to inflation-linked, high yield and credit sectors as well as an underlying ultra-short bond portfolio contributed positively to returns.

Allocation decisions within the broad equity and fixed income asset classes added positively to the Fund-of-Funds component results. An overweight to rallying equities and underweight to lagging fixed income helped relative results.

770

SunAmerica Asset Management, LLC

AllianceBernstein L.P.

SA VCP Dynamic Strategy Portfolio — Class 3 — (continued)

The Overlay component includes S&P 500® Index futures and options to manage net equity exposure. The Portfolio manages its equity exposure in order to try to maintain a relatively stable exposure to market volatility over time. During periods of higher forecasted volatility, the Overlay component will decrease its net equity exposure and during periods when forecasted volatility is lower, the net equity exposure will be increased. At any given time, the net equity exposure may range from 25% to 100%, with the expectation that it will average approximately 60% to 65% over the long term. The Portfolio’s returns were hurt due to the Overlay component during the period. In isolation, equity futures as well as equity options detracted from absolute returns.

771

SunAmerica Asset Management, LLC

T. Rowe Price Associates, Inc.

SA VCP Index Allocation Portfolio — Class 3

SA VCP Index Allocation Portfolio
Average Annual Total Returns as of 1/31/22
	Class 1*	Class 3*
1-year	9.69%	9.47%
5-year	N/A	N/A
10-year	N/A	N/A
Since Inception	8.18%	7.91%
*	Inception date for Class 1: 10/6/17; Class 3: 10/6/17.
[1]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

[2]	The Russell 2000 Index the performance of the 2,000 smallest companies in the Russell 3000® and is widely recognized as representative of small-cap stocks.
[3]

The S&P MidCap 400® Index is an index of the stocks of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index, with each stock’s percentage in the Index in proportion to its market value.

[4]

The MSCI EAFE® Index (net) measures the performance of companies representative of the market structure of 21 countries in Europe, Australasia and the Far East. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[5]

The Bloomberg U.S. Government/Credit Bond Index is a broad-based measure of the non-securitized component of U.S. Aggregate Index that includes investment grade, US denominated, fixed rate Treasuries, government-related and corporate securities.

[6]

The Bloomberg U.S. Intermediate Government/Credit Bond Index measures the performance of U.S. Dollar denominated U.S. Treasuries, government-related and investment grade U.S. corporate securities that have a remaining maturity of greater than one year and less than ten years.

[7]

The Blended Index is comprised of 45% S&P 500® Index, 7.5% S&P MidCap 400 Index, 5% Russell 2000 Index, 12.5% MSCI EAFE Index (net), 15% Bloomberg U.S. Government/Credit Bond Index and 15% Bloomberg U.S. Intermediate Government/Credit Bond Index.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit www.aig.com/Annuities for performance data current to the most recent month-end.

The SA VCP Index Allocation Portfolio — Class 3 shares returned 9.47% during the 12-month period ended January 31, 2022, compared to a 23.29% return for the S&P 500® Index, a 14.05% for the S&P MidCap 400® Index, a -1.21% for the Russell 2000 Index, 7.03% for the MSCI EAFE Index (net), a -3.13% for the Bloomberg U.S. Government/Credit Index, a -2.62% for the Bloomberg U.S. Intermediate Government/Credit Index and a 11.13% return for the blended benchmark consisting of 45% S&P 500® Index, 7.5% S&P MidCap 400® Index, 5% Russell 2000 Index, 12.5% MSCI EAFE Index (net), 15% Bloomberg U.S. Government/Credit Index, 15% Bloomberg U.S. Intermediate Government/Credit Index.

772

SunAmerica Asset Management, LLC

T. Rowe Price Associates, Inc.

SA VCP Index Allocation Portfolio — Class 3 — (continued)

The Portfolio consists of two components: a Fund-of-Funds component representing a combination of underlying index portfolios from the SunAmerica Series Trust and an Overlay component which invests in equity index and fixed income futures, currency forwards, and equity index put options. For the fiscal period, the overall Portfolio underperformed the blended benchmark due to the underperformance of both the Fund-of-Funds and Overlay components.

The Fund-of-Funds component invests in equity and fixed income index portfolios, but actively manages its exposure to each underlying portfolio and between equities and fixed income.

The Fund-of-Funds component trailed the blended benchmark. Underlying index portfolios trailed their respective benchmarks in aggregate, detracting from performance. Within equities, a modest overweight to small- and mid-cap equities also hurt performance. Exposure to longer-dated maturities within fixed income also detracted from results in a rising rate environment. Asset allocation decisions overall within the broad equity and fixed income asset classes contributed positively to results. An underweight position in international equities had a positive impact on results.

The Portfolio’s equity positioning due to the Overlay component also drove relative underperformance during the period. The Overlay component uses equity index and fixed income futures as principal tools to adjust the Portfolio’s net equity exposure and S&P 500® Index put options to protect against equity market drawdowns. Over the period, the use of equity index futures contributed positively to absolute performance, while the use of S&P 500® Index put options and fixed income futures detracted. The Portfolio’s neutral allocation to equities is 70%, with a range of approximately 20% to 100% based on forecasted volatility levels. The Portfolio’s returns were weakened due to its underweight allocation to equities in February and March of 2021, as the broad equity markets outperformed U.S. investment grade fixed income. Subsequently, the Portfolio was close to neutral or overweight equities throughout most of the remainder of the 1-year period during which equity markets continued to outperform fixed income. However, outperformance of equities relative to fixed income over this period was more volatile, and the contribution to return was insufficient to offset the earlier underperformance.

773

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2022 (unaudited)

Filed under Rule 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA Columbia Technology Portfolio

SA WellsCap Aggressive Growth Portfolio

(each, a “Portfolio” and together, the “Portfolios”)

Supplement dated November 8, 2021, to each Portfolio’s

Prospectus and Statement of Additional Information, each dated May 1, 2021, as supplemented and amended to date

Effective November 8, 2021, the SA Columbia Technology Portfolio reorganized into the SA Wellington Capital Appreciation Portfolio, a series of SunAmerica Series Trust (the “Trust”), and the SA WellsCap Aggressive Growth Portfolio reorganized into the SA JPMorgan Mid-Cap Growth Portfolio, a series of the Trust. Accordingly, each Portfolio is no longer offered. All references to the Portfolios are hereby deleted from the Prospectus and the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-SMC1.2 (10/20)

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SUPPLEMENTS TO THE PROSPECTUS

January 31, 2022 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Franklin Tactical Opportunities Portfolio

(the “Portfolio”)

Supplement dated December 10, 2021

to the Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2021, as supplemented and amended to date

On or about August 7, 2021, QS Investors, LLC (“QS”), the Portfolio’s subadviser, merged with Franklin Advisers, Inc. (“Franklin”), effectively transferring subadvisory rights and obligations for the Portfolio to Franklin. All references to QS in the Summary Prospectus and Prospectus are substituted with Franklin.

Lisa Wang, CFA, CPA, formerly a Portfolio Manager of the Portfolio, has transitioned into a new role within Franklin and has been replaced by Jacqueline Kenney, CFA, and Laura Green as portfolio managers. Accordingly, effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary: SA Franklin Tactical Opportunities Portfolio – Investment Adviser,” in the table under the heading “Portfolio Managers,” the information pertaining to Lisa Wang is replaced with the following:

Name and Title	Portfolio Manager of the Portfolio Since

Jacqueline Kenney, CFA
Portfolio Manager	August 2021
Laura Green, CFA
Portfolio Manager	August 2021

In the section of the Prospectus entitled “Management,” under the heading “Information about the Subadvisers,” the first paragraph under “QS Investors, LLC (QS Investors)” is deleted and the remaining information is moved under “Franklin Advisers, Inc.” The next paragraph, regarding management of the Portfolio, is deleted and replaced with the following:

The SA Franklin Tactical Opportunities Portfolio is managed by Thomas Picciochi, CAIA (Chartered Alternative Investment Analyst), Jacqueline Kenney, CFA, and Laura Green, CFA. Thomas Picciochi, CAIA, serves as a Portfolio Manager and Co-Head of Asset Allocation Portfolio Management at Franklin Templeton Investment Solutions. Mr. Picciochi has been responsible for multi-asset portfolio management at QS Investors, now Franklin, since 2010. Ms. Kenney is a Vice President and serves as Portfolio Manager. She was a member of the Portfolio Management group at QS Investors since 2010. Prior to joining QS Investors, Ms. Kenney was employed by its predecessor, Deutsche Asset Management Quantitative Strategies group. Ms. Green is a Vice President and serves as Portfolio Manager. She is responsible for multi-asset strategies, including target-date, target-risk, volatility-controlled, ESG and customized solutions. Ms. Green was also a member of the Portfolio Management team at QS Investors since 2010. Prior to joining QS Investors, Ms. Green was a member of its predecessor, Deutsche Asset Management Quantitative Strategies group, where she held portfolio manager and portfolio assistant positions.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704H-BMFI (12/20)

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SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2022 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 33-52742

SunAmerica Series Trust

SA Global Index Allocation 60/40 Portfolio

SA Global Index Allocation 75/25 Portfolio

SA Global Index Allocation 90/10 Portfolio

SA Index Allocation 60/40 Portfolio

SA Index Allocation 80/20 Portfolio

SA Index Allocation 90/10 Portfolio

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

SA VCP Index Allocation Portfolio

(each, a “Portfolio” and, together, the “Portfolios”)

Supplement dated November 17, 2021

to each Portfolio’s Summary Prospectus and Prospectus dated

May 1, 2021, as supplemented and amended to date

Effective immediately, in the section of the Summary Prospectus entitled “Investment Adviser” and in the section of the Prospectus entitled “Portfolio Summary – SA Global Index Allocation 60/40 Portfolio, SA Global Index Allocation 75/25 Portfolio, SA Global Index Allocation 90/10 Portfolio, SA Index Allocation 60/40 Portfolio, SA Index Allocation 80/20 Portfolio, SA Index Allocation 90/10 Portfolio, SA VCP Dynamic Allocation Portfolio, SA VCP Dynamic Strategy Portfolio, and SA VCP Index Allocation Portfolio, as applicable – Investment Adviser” for each Portfolio, in the table under the heading “Portfolio Managers,” the following information is added:

Name and Title	Portfolio Manager of the Portfolio Since

Robert Wu, CFA
Co-Portfolio Manager	November 2021

In the section of the Prospectus entitled “Management,” under the heading “Information about the Investment Adviser’s Management of Certain Portfolios,” the fourth paragraph is deleted and replaced with the following:

The SA Global Index Allocation 60/40, SA Global Index Allocation 75/25, SA Global Index Allocation 90/10, SA Index Allocation 60/40, SA Index Allocation 80/20 and SA Index Allocation 90/10 Portfolios and the Fund-of-Funds Component of the SA VCP Dynamic Allocation, SA VCP Dynamic Strategy, and SA VCP Index Allocation Portfolios are managed by Andrew Sheridan, Manisha Singh, CFA and Robert Wu, CFA. Mr. Sheridan, Senior Vice President and Lead Portfolio Manager of the Asset Allocation Team, joined SunAmerica in 2003. He also has served as a portfolio manager of the rules-based, ESG and index funds and was an equity research analyst specializing in the technology sector. Prior to joining SunAmerica, he worked as an analyst in the research department at U.S. Trust and was in the market research division of Greenwich Associates. Ms. Singh joined SunAmerica in June 2017 as Co-Portfolio Manager for the Asset Allocation fund-of-funds. Prior to joining SunAmerica, Ms. Singh served as Director, Manager Research team in Wealth Management at Ameriprise Financial Services, Inc. She joined Ameriprise in 2008, where she served as a portfolio manager for a suite of portfolios (discretionary wrap accounts), and a senior manager research analyst for unaffiliated mutual funds, exchange traded funds and separately managed accounts. Mr. Wu joined SunAmerica in 2011, serving as Director of Manager Research and AVP Investments before his current role as Portfolio Manager in the Asset Allocation Team. Prior to joining SunAmerica, Mr. Wu worked at Bjurman, Barry & Associates for over 11 years, where he served as Portfolio Manager and Senior Research Analyst managing growth equity portfolios.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus and Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

ST3179IN2.9 (11/21)

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SUPPLEMENTS TO THE PROSPECTUS

January 31, 2022 (unaudited) — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA JPMorgan Diversified Balanced Portfolio

(the “Portfolio”)

Supplement dated November 8, 2021, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information, each dated

May 1, 2021, as supplemented and amended to date

At a meeting held on June 23, 2021, the Board of Trustees of SunAmerica Series Trust (the “Trust”) approved an Amended and Restated Expense Limitation Agreement (the “Expense Limitation Agreement”) between SunAmerica Asset Management, LLC (“SunAmerica”) and the Trust, on behalf of the Portfolio. The Expense Limitation Agreement became effective on November 8, 2021. Pursuant to the Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary so that the total annual portfolio operating expenses for the Portfolio do not exceed 0.83% of its average daily net assets for Class 1 shares, 0.98% of its average daily net assets for Class 2 shares, and 1.08% of its average daily net assets for Class 3 shares. The Expense Limitation Agreement will continue in effect through April 30, 2023. In addition, the Expense Limitation Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704H-BMFI (12/20)

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SUPPLEMENTS TO THE PROSPECTUS

January 31, 2022 (unaudited) — (continued)

Filed under Rule 497(e) and Rule 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA JPMorgan Mid-Cap Growth Portfolio

(the “Portfolio”)

Supplement dated November 8, 2021, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated May 1, 2021, as supplemented and amended to date

At a meeting held on June 23, 2021, the Board of Trustees of SunAmerica Series Trust (the “Trust”) approved an amendment to the Subadvisory Agreement between SunAmerica Asset Management, LLC (“SunAmerica”) and J.P. Morgan Investment Management Inc. (“JPMorgan”) with respect to the Portfolio (the “Subadvisory Agreement Amendment”). Also at the meeting, the Board approved an Advisory Fee Waiver Agreement (the “Fee Waiver Agreement”) and an Amended and Restated Expense Limitation Agreement (the “Expense Limitation Agreement”), each between SunAmerica and the Trust, on behalf of the Portfolio. Each of the Subadvisory Agreement Amendment, the Fee Waiver Agreement and the Expense Limitation Agreement became effective on November 8, 2021.

The Subadvisory Agreement Amendment reduces the fees payable by SunAmerica to JPMorgan under the Subadvisory Agreement from 0.42% of the Portfolio’s average daily net assets on the first $100 million and 0.40% of the Portfolio’s average daily net assets over $100 million to 0.40% of the Portfolio’s average daily net assets on the first $500 million and 0.36% of the Portfolio’s average daily net assets over $500 million.

Pursuant to the Fee Waiver Agreement, SunAmerica is contractually obligated to waive a portion of its advisory fee with respect to the Portfolio so that the net advisory fee rate payable by the Portfolio to SunAmerica under the Investment Advisory and Management Agreement with the Trust is equal to 0.79% of the Portfolio’s average daily net assets on the first $100 million, 0.75% of the Portfolio’s average daily net assets on the next $400 million, and 0.73% of the Portfolio’s average daily net assets over $500 million. The Fee Waiver Agreement will continue in effect through April 30, 2023. In addition, the Fee Waiver Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Fee Waiver Agreement.

Pursuant to the Expense Limitation Agreement, SunAmerica has contractually agreed to waive its fees and/or reimburse expenses to the extent necessary so that the total annual portfolio operating expenses for the Portfolio do not exceed 0.79% of its average daily net assets for Class 1 shares, 0.94% of its average daily net assets for Class 2 shares, and 1.04% of its average daily net assets for Class 3 shares. The Expense Limitation Agreement will continue in effect through April 30, 2023. In addition, the Expense Limitation Agreement will automatically terminate upon the termination of the Investment Advisory and Management Agreement with respect to the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704H-BMFI (12/20)

778

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2022 (unaudited) — (continued)

Filed Pursuant to Rules 497(k) and 497(e)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA MFS Blue Chip Growth Portfolio

(the “Portfolio”)

Supplement dated December 10, 2021, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information,

each dated May 1, 2021, as amended and supplemented to date

At a meeting held on December 2, 2021, the Board of Trustees of SunAmerica Series Trust (the “Trust”) approved, subject to shareholder approval, a change to the Portfolio’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified.” The Trust will call a special meeting of the Portfolio’s shareholders, to be held on or about March 2, 2022, to consider the non-diversification proposal. If the proposal is approved, an updated supplement detailing the change will be filed and mailed to shareholders of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-BCG1.1 (12/21)

779

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2022 (unaudited) — (continued)

Filed under Rules 497(e) and 497(k)

Registration No. 033-52742

SUNAMERICA SERIES TRUST

SA MFS Blue Chip Growth Portfolio

(the “Portfolio”)

Supplement dated March 9, 2022 to the Portfolio’s Summary Prospectus,

Prospectus and Statement of Additional Information, each dated May 1, 2021,

as supplemented and amended to date

At the Joint Special Meeting of Shareholders of the Portfolio held on March 2, 2022, shareholders of the Portfolio approved the proposal to change the Portfolio’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” as described in the Portfolio’s Proxy Statement dated January 4, 2022.

Accordingly, effective March 15, 2022, the following changes are made to the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information:

In the section of the Summary Prospectus entitled “Principal Investment Strategies of the Portfolio” and in the section of the Prospectus entitled “Portfolio Summary: SA MFS Blue Chip Growth Portfolio – Principal Investment Strategies of the Portfolio,” the following is added:

The Portfolio is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified portfolio.

In the section of the Summary Prospectus entitled “Principal Risks of Investing in the Portfolio” and in the section of the Prospectus entitled “Portfolio Summary: SA MFS Blue Chip Growth Portfolio – Principal Risks of Investing in the Portfolio,” the following is added:

Non-Diversification Risk. The Portfolio is organized as a “non-diversified” fund. A non-diversified fund may invest a larger portion of assets in the securities of a single company than a diversified fund. By concentrating in a smaller number of issuers, the Portfolio’s risk is increased because the effect of each security on the Portfolio’s performance is greater.

In the section of the Prospectus entitled “Glossary – Risk Terminology,” the descriptions of “Non-Diversification Risk” and “Non-Diversification Risk – (SA Large Cap Growth Index Fund)” are deleted in their entirety and replaced with the following:

Non-Diversification Risk (SA Fidelity Institutional AM® Real Estate Portfolio, SA Goldman Sachs Global Bond Portfolio, SA Janus Focused Growth Portfolio, SA Large Cap Growth Index Portfolio and SA MFS Blue Chip Growth Portfolio). Certain Portfolios are organized as “non-diversified” Portfolios, and the SA Large Cap Growth Index Portfolio may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more of its benchmark index constituents. A non-diversified Portfolio may invest a larger portion of its assets in the stocks of a single company than a diversified fund, and thus can concentrate in a smaller number of issuers. A Portfolio’s risk is increased because the effect the performance of each security on the Portfolio’s overall performance is greater.

In the section of the Portfolio’s Statement of Additional Information entitled “SUPPLEMENTAL GLOSSARY – Non-Diversified Status,” the first sentence is deleted in its entirety and replaced with the following:

The SA Fidelity Institutional AM® Real Estate Portfolio, SA Goldman Sachs Global Bond Portfolio, SA Janus Focused Growth Portfolio and SA MFS Blue Chip Growth Portfolio are considered “non-diversified” investment companies, and the SA Large Cap Growth Index Portfolio may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more of its benchmark index constituents.

780

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2022 (unaudited) — (continued)

The information under the section entitled “INVESTMENT RESTRICTIONS – Diversification” in the Portfolio’s Statement of Additional Information is deleted in its entirety and replaced with the following:

Each of the Portfolios, except the SA Fidelity Institutional AM® Real Estate Portfolio, SA Goldman Sachs Global Bond Portfolio, SA Janus Focused Growth Portfolio and SA MFS Blue Chip Growth Portfolio, is currently classified as a diversified fund under the 1940 Act. This means that a Portfolio (other than the SA Fidelity Institutional AM® Real Estate Portfolio, SA Goldman Sachs Global Bond Portfolio, SA Janus Focused Growth Portfolio and SA MFS Blue Chip Growth Portfolio) may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the Portfolio’s total assets would be invested in securities of that issuer (except, in the case of the SA Large Cap Growth Index Portfolio, as may be necessary to approximate the composition of its benchmark index) or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, the Portfolio can invest more than 5% of its assets in one issuer. Under the 1940 Act, a Portfolio cannot change its classification from diversified to non-diversified without shareholder approval.

Each of the SA Fidelity Institutional AM® Real Estate Portfolio, SA Goldman Sachs Global Bond Portfolio, SA Janus Focused Growth Portfolio and SA MFS Blue Chip Growth Portfolio is currently classified as a non-diversified fund under the 1940 Act. As a result, the Portfolios are limited only by their own investment restrictions as to the percentage of their assets that may be invested in the securities of any one issuer. However, in spite of the flexibility under the 1940 Act, the Portfolios still have to meet quarterly diversification requirements under the Code in order to qualify as regulated investment companies. As a result of the Code’s diversification requirements, the Portfolios may not have the latitude to take full advantage of the relative absence of 1940 Act diversification requirements.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Summary Prospectus,

Prospectus or Statement of Additional Information, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86703T-BCG2 (3/22)

781

SUNAMERICA SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

January 31, 2022 (unaudited) — (continued)

Filed Pursuant to Rule 497(e) and Rule 497(k)

File No. 033-52742

SunAmerica Series Trust

SA WellsCap Aggressive Growth Portfolio

(the “Portfolio”)

Supplement dated October 29, 2021 to the Portfolio’s Summary Prospectus, Prospectus

and Statement of Additional Information,

each dated May 1, 2021, as amended and supplemented to date

During the fourth quarter of 2021 (the “Effective Date”), Wells Fargo Asset Management, which includes Wells Capital Management Incorporated (“WellsCap”), the Portfolio’s subadviser, will be sold to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). Prior to the closing of the Transaction, WellsCap will convert from a California corporation to a Delaware limited liability company. Upon the closing of the Transaction, WellsCap will change its name to Allspring Global Investments, LLC (“Allspring”).

The change in control of WellsCap resulting from the Transaction will constitute an “assignment” of the subadvisory agreement between SunAmerica Asset Management, LLC (“SunAmerica”) and WellsCap with respect to the Portfolio (the “Prior Subadvisory Agreement”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In accordance with the 1940 Act, and pursuant to the terms of the Prior Subadvisory Agreement, the Prior Subadvisory Agreement will terminate upon its assignment. Generally, an assignment triggers a requirement to obtain shareholder approval of a new investment subadvisory agreement; however, pursuant to the terms of an exemptive order granted by the Securities and Exchange Commission, SunAmerica is permitted, under certain conditions and subject to board approval, to enter into new subadvisory agreements with unaffiliated subadvisers without obtaining shareholder approval.

At a meeting held on June 23, 2021, the Board of Trustees of SunAmerica Series Trust approved a new subadvisory agreement between SunAmerica and Allspring (the “New Subadvisory Agreement”) with respect to the Portfolio, which will become effective on the Effective Date. No changes to the portfolio management team or other key personnel who provide services to the Portfolio are anticipated as a result of the Transaction. The level and scope of services to be rendered by Allspring and the fees payable by SunAmerica to Allspring under the New Subadvisory Agreement will also remain the same.

On the Effective Date, all references to Wells Capital Management Incorporated and WellsCap serving as the subadviser to the Portfolio are hereby deleted and replaced with references to Allspring Global Investments, LLC and Allspring, respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SCSP-86704H-BMFI (12/20)

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RESULTS OF SPECIAL SHAREHOLDER MEETINGS

January 31, 2022 (unaudited)

RESULTS OF SPECIAL SHAREHOLDER MEETINGS (unaudited)

On October 27, 2021, a Special Meeting of Shareholders of SA Columbia Technology Portfolio (the “Target Portfolio”) was held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Target Portfolio. Pursuant to the Reorganization Agreement, the Target Portfolio would transfer all of its assets to the SA Wellington Capital Appreciation Portfolio a series of SunAmerica Series Trust (the “Acquiring Portfolio”), in exchange for the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio and shares of the Acquiring Portfolio, which shares will be distributed by the Target Portfolio to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
14,278,174.252	1,194,827.425	1,633,268.010

On October 27, 2021, a Special Meeting of Shareholders of SA WellsCap Aggressive Growth Portfolio (the “Target Portfolio”) was held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Reorganization Agreement”) relating to the Target Portfolio. Pursuant to the Reorganization Agreement, the Target Portfolio would transfer all of its assets to SA JPMorgan Mid-Cap Growth Portfolio a series of SunAmerica Series Trust (the “Acquiring Portfolio”), in exchange for the assumption by the Acquiring Portfolio of all of the liabilities of the Target Portfolio and shares of the Acquiring Portfolio, which shares will be distributed by the Target Portfolio to the holders of its shares in complete liquidation thereof. The proposal was approved and voting results of this Special Meeting were as follows:

For	Against	Abstain
5,401,369.033	224,358.209	902,009.004

783

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Trust’s portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies related to securities held in SunAmerica Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

784

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

R1411AR.18 (3/22)

Item 2.    Code of Ethics.

SunAmerica Series Trust (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the “Code”). During the fiscal year ended January 31, 2022, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.    Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Garrett Bouton, Tracey C. Doi, Jane Jelenko and Charles H. Self III each qualify as audit committee financial experts, as defined in Item 3(b) of Form N-CSR. Mr. Bouton, Ms. Doi, Ms. Jelenko and Mr. Self III are considered “independent” purposes of Item 3(a)(2) of Form N-CSR.

Item 4.    Principal Accountant Fees and Services.

(a)-(d)	Aggregate fees billed to the registrant for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2021	2022
(a) Audit Fees	$2,112,826	$2,047,777
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$550,398	$506,428
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4 (e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2021	2022
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$309,361	$515,090

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliates relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee minutes.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2021 and 2022 were $859,759 and $1,497,613 respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Investments.

Included in Item 1 to the Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.    Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule  30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: April 8, 2022

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: April 8, 2022